UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31, 2020

Date of reporting period: January 1, 2020 through December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1).  The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note
:
This Form N-CSR/A for Nationwide Variable Insurance Trust (the “Registrant”) is being filed to: (i) correct the EDGAR rendition of the N-CSR Filing to properly reflect all information contained in the shareholder reports. Other than the aforementioned amendment, no other information or disclosures contained in the Registrant’s Form N-CSR filed on  February 22, 2021 (Accession No. 0001839673-21-000002) are being amended by this Form N-CSR/A.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR
§
270.30e-1).

Annual Report
December 31, 2020
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
¬848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 40
Statements of Investments 42
Statements of Assets and Liabilities 56
Statements of Operations 64
Statements of Changes in Net Assets 68
Statements of Cash Flows 74
Financial Highlights 78
Notes to Financial Statements 87
Report of Independent Registered Public Accounting Firm 115
Supplemental Information 116
Management Information 120
Market Index Definitions 123

Nationwide Variable Insurance Trust - December 31, 2020 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced an unprecedented period of volatility during the annual reporting period ended December 31, 2020, as investors tried to make
sense out of the coronavirus outbreak and the resulting
economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown before recovering as the period closed, with growth rates -5.0% in the first quarter of 2020, a record
-31.4% in the second quarter and a record +33.1% in the third quarter. Economists estimate a continued rebound in 2021.
Corporate profits collapsed, with a decline of 16% forecast for
2020 but is expected to recover within the next year as the
economy continues to emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
spurred from the Pandemic outbreak, and the lasting
implications remain unclear.
Asset Class
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the year. The S&P
500
®
Index (“S&P 500”) started the period strong, as an
accommodating Federal Reserve and steady economic growth
drove a cumulative return of 5.0% through mid-February. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23,
2020. Since 1950, there have been five previous occasions
where the S&P 500 fell 30%, taking on average 297 trading
days (roughly a year and 2 months), with 1987 the previous
quickest decline at 70 days. This time, it took 20 days.
Aggressive fiscal and monetary policy, paired with the prospect for an economic reopen, drove investor sentiment higher, with a 69% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 18.4%, which is impressive given the severe disruption caused by COVID-19.
Fixed income returns were positive, with a substantial drop
in interest rates more than offsetting modestly wider credit spreads.
International markets followed a similar pattern as domestic, though the MSCI EAFE
®
Index continued to lag the S&P
500, returning just 7.8%, while the MSCI Emerging Markets
®
Index was roughly in line at 18.3%. The global outbreak and
subsequent economic shutdown had a broad impact, though
the strong economic rebound and aggressive global central
bank stimulus led to strong performance in the second-half of the period .
The S&P 500 was higher in seven of the 12-months during
the reporting period.
While much of 2020 was characterized by near-universal strong returns and low volatility for risk-assets, volatility dramatically improved through the reporting period, though most risk-
assets delivered positive returns. Growth stocks substantially outperformed value stocks, while small-cap stocks staged an
impressive rebound and modestly outperformed large cap
stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus, first by bringing the Fed Funds target rate
to effectively 0% by March 15, followed by an aggressive
bond buying program that nearly doubled the balance sheet
from $4.2 trillion to $7.4 trillion through the period. Fed Chair
Powell has indicated that they will remain active in supporting the market, and there is no maximum to their balance sheet
growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.92% to a record-
low of 0.50% as of March 9, 2020 before bouncing modestly to
0.92% by period-end. The 2-year yield dropped from 1.57% to
0.12%, widening the spread between the two yields to 0.80%.
The following chart provides returns for various market
segments for the year ended December 31, 2020:
Index
Annual Total Return
(as of December 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 6.52%
Bloomberg Barclays
Municipal Bond 5.21%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.33%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 13.56%
Bloomberg Barclays U.S.
Aggregate Bond 7.51%
Bloomberg Barclays U.S.
Corporate High Yield 7.11%
MSCI EAFE
®
7.82%
MSCI Emerging Markets
®
18.31%
MSCI World ex USA 10.65%
Russell 1000
®
Growth 38.49%
Russell 1000
®
Value 2.8%
Russell 2000
®
19.96%
S&P 500
®
18.40%
Source: Morningstar

2 - Message to Investors - December 31, 2020 - Nationwide Variable Insurance Trust
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
professional.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

NVIT Investor Destinations Aggressive Fund - December 31, 2020 - Fund Commentary - 3
For the annual period ended December 31,
2020, the NVIT Investor Destinations Aggressive
Fund (Class II) returned 12.82% versus 13.23% for its
benchmark, the Morningstar
®
 Aggressive Target Risk
Index. For broader comparison, the median return
for the Fund’s Morningstar
®
insurance funds peer
category, Allocation–85%+ Equity (consisting of 163 funds
as of December 31, 2020), was 13.00% for the
same period. Performance for the Fund’s other share class
versus the Fund’s benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500® Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400® Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000®
Index returning 19.96%.  Non-U.S. stocks also faced economic headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE® Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the fund’s twelve underlying investments held during the reporting period posted positive returns. The underlying NVIT
S&P 500 Index Fund (Class Y) returned 18.24% and was the
largest contributor to the Fund’s returns for the period. The
NVIT Mid Cap Index Fund (Class Y) was the next highest
contributor to Fund performance, returning 13.28%. The
Nationwide Contract and iShares 20+ Year Treasury Bond
ETF had positive returns of 2.30% and 17.92% respectively
but contributed the least to the Fund performance during the reporting period.
During the reporting period, the Fund reduced its exposure
to the Nationwide Contract in the first quarter, while adding the NVIT Bond Index Fund, Nationwide Inflation Protection
Security Fund, and the iShares 20+ Treasury Bond ETF. In the
third quarter, the Fund added exposure to iShares Core MSCI
EM ETF while selling NVIT International Index Fund. Exposure remained primarily passive, although the underlying emerging markets fund, the NVIT Emerging Markets Fund, is actively
managed.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund did not use derivatives during the reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-

4 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Aggressive Fund
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 90.5%
Fixed Income Funds 7.7%
Investment Contract 1.9%
Repurchase Agreements
†
0.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 35.3%
NVIT International Index Fund, Class Y 23.1%
NVIT Mid Cap Index Fund, Class Y 15.3%
NVIT Emerging Markets Fund, Class Y 7.2%
Nationwide Core Plus Bond Fund, Class R6 3.9%
NVIT Bond Index Fund, Class Y 3.6%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.4%
NVIT Small Cap Index Fund, Class Y 2.1%
iShares Core MSCI Emerging Markets ETF 2.0%
Nationwide Risk-Based International Equity ETF 1.9%
Other Holdings
#
2.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Investor Destinations Aggressive Fund - December 31, 2020 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 12.82% 10.53% 9.28% 12/12/2001
Class P 13.00% 10.68% 10.19% 4/30/2012
Morningstar® Aggressive
Target Risk Index 13.23% 12.19% 9.76%
Expense Ratios
Expense
Ratio
^
Class II 0.88%
Class P 0.73%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

6 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Aggressive Fund versus performance of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2020 - Fund Commentary - 7
For the annual period ended December 31, 2020, the NVIT
Investor Destinations Moderately Aggressive Fund (Class
II) returned 12.33% versus 13.48% for its benchmark, the
Morningstar
®
Moderately Aggressive Target Risk Index.
For broader comparison, the median return for the Fund’s
Morningstar
®
insurance funds peer category, Allocation—70%
to 85% Equity (consisting of 325 funds as of December 31,
2020), was 10.84% for the same period. Performance for the
Fund’s other share class versus the Fund’s benchmark is
stated in the Average Annual Total Return chart in this report’s
Fund Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500® Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400® Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000®
Index returning 19.96%. Non-U.S. stocks also faced economic
headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE® Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s twelve underlying investments held during the reporting period posted positive returns. The underlying NVIT
S&P 500 Index Fund (Class Y) returned 18.24% and was the
largest contributor to the Fund’s returns for the period. The NVIT
Mid Cap Index Fund (Class Y) was the next highest contributor to Fund performance, returning 13.28%. The Nationwide
Contract and Nationwide Risk Based International Equity
ETF had positive returns of 2.30% and 6.81% respectively
but contributed the least to the Fund performance during the reporting period.
During the reporting period, the Fund reduced its exposure to the Nationwide Contract in the first quarter, while adding the
NVIT Bond Index Fund, and the iShares 20+ Treasury Bond
ETF. In the third quarter, the Fund added exposure to iShares
Core MSCI EM ETF while selling NVIT International Index Fund.
Exposure remained primarily passive, although the underlying emerging markets fund, the NVIT Emerging Markets Fund, is
actively managed.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund does not use derivatives.
The Fund was not impacted by LIBOR during the reporting
period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
NFA, Nationwide Life nor any of its affiliates guarantees the
Fund’s performance or that the Fund will provide a certain level of income. The financial health of Nationwide Life may have
a greater impact on the value of the Fund. If Nationwide Life becomes unable to meet the contract terms, the Fund may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns

8 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Moderately Aggressive Fund
or insulate an investor from potential losses, including the possible loss of principal.
NFA makes both the asset allocation and underlying fund
selection decisions for the Fund. Nationwide Asset Management,
LLC (NWAM) provides asset allocation consulting services to
NFA. In addition, NWAM serves as the subadviser to certain
other Nationwide Funds. NWAM is a registered investment
adviser and wholly owned subsidiary of Nationwide Mutual
Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 80.8%
Fixed Income Funds 16.7%
Investment Contract 2.6%
Repurchase Agreements 0.1%
Liabilities in excess of other assets (0.2)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 32.9%
NVIT International Index Fund, Class Y 19.7%
NVIT Mid Cap Index Fund, Class Y 11.8%
NVIT Bond Index Fund, Class Y 11.2%
NVIT Emerging Markets Fund, Class Y 5.7%
Nationwide Core Plus Bond Fund, Class R6 4.8%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.5%
iShares Core MSCI Emerging Markets ETF 3.1%
Nationwide Contract 2.6%
NVIT Small Cap Index Fund, Class Y 2.1%
Other Holdings
#
2.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2020 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 12.33% 9.83% 8.54% 12/12/2001
Class P 12.53% 10.00% 9.27% 4/30/2012
Morningstar® Moderately
Aggressive Target Risk
Index 13.48% 11.26% 8.94%
Expense Ratios
Expense
Ratio
^
Class II 0.85%
Class P 0.70%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Moderately Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Aggressive Fund
versus performance of the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderate Fund - December 31, 2020 - Fund Commentary - 11
For the annual period ended December 31, 2020, the NVIT
Investor Destinations Moderate Fund (Class II) returned 10.34%
versus 12.79% for its benchmark, the Morningstar
®
Moderate
Target Risk Index. For broader comparison, the return for the
Fund’s Morningstar
®
peer category, Allocation—50% to 70%
Equity (consisting of 673 funds as of December 31, 2020),
was 11.42% for the same period. Performance for the Fund’s
other share class versus the Fund’s benchmark is stated in
the Average Annual Total Return chart in this report’s Fund
Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500® Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400® Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000®
Index returning 19.96%.  Non-U.S. stocks also faced economic headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE® Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s fourteen underlying investments held during the reporting period posted positive returns. The underlying
NVIT S&P 500 Index Fund (Class Y) returned 18.24% and
was the largest contributor to the Fund’s returns for the
period. The NVIT Bond Index Fund (Class Y) was the next
highest contributor to Fund performance, returning 7.33%. The
Nationwide Inflation Protected Securities Fund (Class R6) and
Nationwide Risk Based International Equity ETF had positive
returns of 11.05% and 6.81% respectively but contributed the least to the Fund performance during the reporting period.
During the reporting period, the Fund reduced its exposure
to the Nationwide Contract in the first quarter, while adding the NVIT Bond Index Fund, Nationwide Inflation Protection
Security Fund and the iShares 20+ Treasury Bond ETF. In the
third quarter, the Fund added exposure to iShares Core MSCI
EM ETF while selling NVIT International Index Fund. Exposure remained primarily passive, although the underlying emerging markets fund, the NVIT Emerging Markets Fund, is actively
managed.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund did not use derivatives during the reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns

12 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Moderate Fund
or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 61.0%
Fixed Income Funds 30.8%
Investment Contract 8.2%
Repurchase Agreements 0.4%
Liabilities in excess of other assets (0.4)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 27.1%
NVIT Bond Index Fund, Class Y 19.3%
NVIT International Index Fund, Class Y 16.8%
Nationwide Contract 8.1%
Nationwide Core Plus Bond Fund, Class R6 6.8%
NVIT Mid Cap Index Fund, Class Y 6.7%
NVIT Emerging Markets Fund, Class Y 4.7%
NVIT Short Term Bond Fund, Class Y 2.9%
NVIT Small Cap Index Fund, Class Y 1.6%
iShares Core MSCI Emerging Markets ETF 1.6%
Other Holdings
#
4.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Investor Destinations Moderate Fund - December 31, 2020 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 10.34% 8.20% 7.22% 12/12/2001
Class P 10.59% 8.37% 7.70% 4/30/2012
Morningstar® Moderate
Target Risk Index 12.79% 9.74% 7.77%
Expense Ratios
Expense
Ratio
^
Class II 0.83%
Class P 0.68%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Moderate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderate Fund versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2020 - Fund Commentary - 15
For the annual period ended December 31, 2020, the NVIT
Investor Destinations Moderately Conservative Fund (Class
II) returned 8.55% versus 11.83% for its benchmark, the
Morningstar
®
Moderately Conservative Target Risk Index. For
broader comparison, the return for the Fund’s Morningstar
®
peer category, Allocation—30% to 50% Equity (consisting of
549 funds as of December 31, 2020), was 8.25% for the same
period. Performance for the Fund’s other share class versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500® Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400® Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000®
Index returning 19.96%.  Non-U.S. stocks also faced economic headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE® Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s fifteen underlying investments held during the reporting period posted positive returns. The underlying NVIT
S&P 500 Index Fund (Class Y) returned 18.24% and was the
largest contributor to the Fund’s returns for the period. The NVIT
Bond Index Fund (Class Y) was the next highest contributor
to Fund performance, returning 7.33%. The Nationwide Risk
Based International Equity ETF and iShares 7-10 Year Treasury
ETF had positive returns of 6.81% and 9.84% respectively
but contributed the least to the Fund performance during the reporting period.
During the reporting period, the Fund reduced its exposure to the Nationwide Contract in the first quarter, while adding the
NVIT Bond Index Fund, and the iShares 20+ Treasury Bond
ETF. In the third quarter, the Fund added exposure to iShares
Core MSCI EM ETF while selling NVIT International Index
Fund. The Fund also adjusted duration exposure by adding
iShares 7-10 Year Treasury ETF in the fourth quarter. Exposure remained primarily passive, although the underlying emerging markets fund, the NVIT Emerging Markets Fund, is actively
managed.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund did not use derivatives during the reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-

16 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Moderately Conservative Fund
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 45.8%
Equity Funds 41.1%
Investment Contract 13.1%
Repurchase Agreements 0.2%
Liabilities in excess of other assets (0.2)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 25.2%
NVIT S&P 500 Index Fund, Class Y 17.2%
Nationwide Contract 13.1%
NVIT International Index Fund, Class Y 10.8%
Nationwide Core Plus Bond Fund, Class R6 8.9%
NVIT Short Term Bond Fund, Class Y 6.3%
NVIT Mid Cap Index Fund, Class Y 4.7%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.0%
iShares Core MSCI Emerging Markets ETF 2.6%
NVIT Small Cap Index Fund, Class Y 1.6%
Other Holdings
#
6.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2020 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 8.55% 6.48% 5.73% 12/12/2001
Class P 8.71% 6.63% 5.94% 4/30/2012
Morningstar® Moderately
Conservative Target Risk
Index 11.83% 8.16% 6.47%
Expense Ratios
Expense
Ratio
^
Class II 0.82%
Class P 0.67%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Moderately Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Conservative Fund
versus performance of the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 12/31/20.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Conservative Fund - December 31, 2020 - Fund Commentary - 19
For the annual period ended December 31, 2020, the NVIT
Investor Destinations Conservative Fund (Class II) returned
6.71% versus 9.72% for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison, the
median return for the Fund’s Morningstar
®
insurance funds
peer category, Allocation—15% to 30% Equity (consisting of
177 funds as of December 31, 2020), was 6.44% for the same
period. Performance for the Fund’s other share class versus
the Fund’s benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500® Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400® Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000®
Index returning 19.96%.  Non-U.S. stocks also faced economic headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE® Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s fifteen underlying investments held during the reporting period posted positive returns. The underlying NVIT
Bond Index Fund (Class Y) returned 7.33% and was the largest contributor to the Fund’s returns for the period. The NVIT S&P
500 Index Fund (Class Y) was the next highest contributor to fund performance, returning 18.24%. The Nationwide Risk
Based International Equity ETF and iShares Core MSCI EM
ETF had positive returns of 6.81% and 18.18% respectively
but contributed the least to the Fund performance during the reporting period.
During the reporting period, the Fund reduced Nationwide
Contract in the first quarter, while adding NVIT Bond Index
Fund and iShares 20+ Treasury Bond ETF. In the third quarter, the Fund added exposure to iShares Core MSCI EM ETF while
selling NVIT International Index Fund. The Fund also adjusted duration exposure by adding iShares 7-10 Year Treasury ETF
in the fourth quarter. Exposure remained primarily passive,
although the underlying emerging markets fund, the NVIT
Emerging Markets Fund, is actively managed.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund did not use derivatives during the reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns

20 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Conservative Fund
or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 59.6%
Equity Funds 20.7%
Investment Contract 19.8%
Repurchase Agreements 3.4%
Liabilities in excess of other assets (3.5)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 29.2%
Nationwide Contract 19.1%
Nationwide Core Plus Bond Fund, Class R6 10.6%
NVIT Short Term Bond Fund, Class Y 9.4%
NVIT S&P 500 Index Fund, Class Y 7.9%
NVIT International Index Fund, Class Y 5.5%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.8%
iShares 20+ Year Treasury Bond ETF 1.9%
iShares 7-10 Year Treasury Bond ETF 1.6%
NVIT Emerging Markets Fund, Class Y 1.5%
Other Holdings
#
8.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Investor Destinations Conservative Fund - December 31, 2020 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 6.71% 4.81% 4.10% 12/12/2001
Class P 6.95% 4.97% 4.21% 4/30/2012
Morningstar® Conservative
Target Risk Index 9.72% 6.19% 4.79%
Expense Ratios
Expense
Ratio
^
Class II 0.82%
Class P 0.67%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Conservative Fund versus performance of the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Balanced Fund - December 31, 2020 - Fund Commentary - 23
For the annual period ended December 31, 2020,
the NVIT Investor Destinations Balanced Fund
(Class II) returned 9.41% versus 12.79% for its
benchmark, the Morningstar
®
 Moderate Target Risk
Index. For broader comparison, the median return
for the Fund’s Morningstar
®
insurance funds peer
category, Allocation—30% to 50% Equity (consisting
of 549 funds as of December 31, 2020), was 8.25% for the
same period. Performance for the Fund’s other share class
versus the Fund’s benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500® Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400® Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000®
Index returning 19.96%.  Non-U.S. stocks also faced economic headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE® Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s fifteen underlying investments held during the reporting period posted positive returns. The underlying NVIT
S&P 500 Index Fund (Class Y) returned 18.24% and was the
largest contributor to the Fund’s returns for the period. The NVIT
Bond Index Fund (Class Y) was the next highest contributor
to Fund performance, returning 7.33%. The iShares 20+ Year
Treasury Bond ETF and iShares 7-10 Year Treasury Bond
ETF had positive returns of 17.92% and 9.84% respectively
but contributed the least to the Fund performance during the reporting period.
During the reporting period, the Fund reduced its exposure to the Nationwide Contract in the first quarter, while adding NVIT
Bond Index Fund, Nationwide Inflation Protection Security
Fund, and iShares 20+ Treasury Bond ETF. In the third quarter, the Fund added exposure to iShares Core MSCI EM ETF while
selling NVIT International Index Fund. The Fund adjusted
duration exposure by adding iShares 7-10 Year Treasury ETF
in the fourth quarter. Exposure remained primarily passive,
although the underlying emerging markets fund, the NVIT
Emerging Markets Fund, is actively managed.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
There were no industry impacts on the Fund from the LIBOR
transition during the reporting period.
The Fund did not use derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that

24 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Balanced Fund
a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 51.1%
Fixed Income Funds 37.6%
Investment Contract 11.3%
Repurchase Agreements 0.7%
Liabilities in excess of other assets (0.7)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 23.2%
NVIT S&P 500 Index Fund, Class Y 21.6%
NVIT International Index Fund, Class Y 14.2%
Nationwide Contract 11.3%
Nationwide Core Plus Bond Fund, Class R6 7.8%
NVIT Mid Cap Index Fund, Class Y 5.7%
NVIT Short Term Bond Fund, Class Y 4.7%
NVIT Emerging Markets Fund, Class Y 3.7%
NVIT Small Cap Index Fund, Class Y 1.6%
iShares Core MSCI Emerging Markets ETF 1.6%
Other Holdings
#
4.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Investor Destinations Balanced Fund - December 31, 2020 - Fund Commentary - 25
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 9.41% 7.24% 6.37% 3/24/2009
Class P 9.50% 7.39% 6.71% 4/30/2012
Morningstar® Moderate
Target Risk Index 12.79% 9.74% 7.77%
Expense Ratios
Expense
Ratio
^
Class II 0.83%
Class P 0.68%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expense imposed by variable annuity contracts.

26 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Balanced Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Aggressive Fund versus performance of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2020 - Fund Commentary - 27
For the annual period ended December 31, 2020, the NVIT
Investor Destinations Capital Appreciation Fund (Class
II) returned 11.62% versus 12.79% for its benchmark, the
Morningstar
®
Moderate Target Risk Index. For broader
comparison, the median return for the Fund’s Morningstar
®
insurance funds peer category, Allocation—50% to 70% Equity
(consisting of 673 funds as of December 31, 2020), was 11.42%
for the same period. Performance for the Fund’s other share
class versus the Fund’s benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500® Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400® Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000®
Index returning 19.96%.  Non-U.S. stocks also faced economic headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE® Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s thirteen underlying investments held during the reporting period posted positive returns. The underlying
NVIT S&P 500 Index Fund (Class Y) returned 18.24% and
was the largest contributor to the Fund’s returns for the period.
The NVIT International Index Fund (Class Y) was the next
highest contributor to Fund performance, returning 7.66%. The
NVIT Short Term Bond Fund (Class Y) and Nationwide Risk
Based International Equity ETF had positive returns of 3.32%
and 6.81% respectively but contributed the least to the Fund performance during the reporting period.
During the reporting period, the Fund reduced its exposure
to the Nationwide Contract in the first quarter, while adding the NVIT Bond Index Fund, Nationwide Inflation Protection
Security Fund, and the iShares 20+ Treasury Bond ETF. In the
third quarter, the Fund added exposure to iShares Core MSCI
EM ETF while selling NVIT International Index Fund. Exposure remained primarily passive, although the underlying emerging markets fund, the NVIT Emerging Markets Fund, is actively
managed.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund did not use derivatives during the reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-

28 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Capital Appreciation Fund
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 71.0%
Fixed Income Funds 24.9%
Investment Contract 4.2%
Repurchase Agreements 1.6%
Liabilities in excess of other assets (1.7)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 31.1%
NVIT International Index Fund, Class Y 17.5%
NVIT Bond Index Fund, Class Y 15.4%
NVIT Mid Cap Index Fund, Class Y 8.1%
Nationwide Core Plus Bond Fund, Class R6 4.8%
NVIT Emerging Markets Fund, Class Y 4.6%
Nationwide Contract 4.1%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.5%
NVIT Short Term Bond Fund, Class Y 2.5%
NVIT Small Cap Index Fund, Class Y 2.1%
Other Holdings
#
6.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2020 - Fund Commentary - 29
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 11.62% 9.14% 7.97% 3/24/2009
Class P 11.80% 9.31% 8.58% 4/30/2012
Morningstar® Moderate
Target Risk Index 12.79% 9.74% 7.77%
Expense Ratios
Expense
Ratio
^
Class II 0.84%
Class P 0.69%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

30 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Capital Appreciation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Capital Appreciation Fund
versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2020 - Fund Commentary - 31
For the annual period ended December 31, 2020, the NVIT
Investor Destinations Managed Growth & Income Fund
(Class II) returned 4.56% versus 12.79% for its benchmark,
the Morningstar
®
Moderate Target Risk Index. For broader
comparison, the median return for the Fund’s Morningstar
®
insurance funds peer category, Allocation–30% to 50% Equity
(consisting of 549 funds as of December 31, 2020) was 8.25%
for the same period. Performance for the Fund’s other share
class versus its benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with
preservation of capital. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the NVIT Investor Destinations Balanced Fund underlying
investments (which have a target allocation of 50% equity
and 50% fixed income) and the remaining 5% in a “volatility
overlay” sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling
futures contracts tied to the S&P 500 Index, S&P MidCap 400®
Index, Russell 2000® Index and MSCI EAFE® Index. These
investments are made in proportion to the Fund’s underlying
allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 65% or decrease it to 0% as determined by the quantitative process that controls the overlay.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500® Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400® Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000®
Index returning 19.96%.  Non-U.S. stocks also faced economic headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE® Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through 2Q. In response to
abruptly stopped economic activities, the U.S. central bank
cut interest rates twice in March. The treasury yield curve
then steepened gradually as increased growth expectations
lifted longer dated interest rates in the second half of year.
The Bloomberg Barclays U.S. Aggregate Bond Index returned
7.51% during the period. Meanwhile, the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 6.17% for the reporting period. Credit spreads spiked in 1Q and gradually narrowed for the rest of year with the help of global central banks’ open market operations. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 11.16% for the reporting period.
Within the core sleeve, all of the Fund’s fifteen underlying investments held during the reporting period posted positive returns. The underlying NVIT S&P 500 Index Fund (Class Y)
returned 18.24% and was the largest contributor to the Fund’s returns for the period. The NVIT Bond Index Fund (Class Y)
was the next highest contributor to Fund performance, returning
7.33%. The iShares 20+ Year Treasury Bond ETF and iShares
7-10 Year Treasury Bond ETF had positive returns of 17.92%
and 9.84% respectively but contributed the least to the Fund performance during the reporting period.
Through the overlay sleeve portion, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index futures contracts on the S&P
500 Index, S&P Midcap 400 Index, Russell 2000 Index, and
MSCI EAFE Index, as dictated by an algorithm that determines
– based on numerous variables – whether the Fund’s equity
exposure should be increased or decreased in light of the
volatility associated with the prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied widely over the course of 2020. Broad market volatility
(S&P 500) ranged between approximately 12% and 82%. The
Fund began the year with relatively low volatility, but volatility quickly spiked in late February due to virus concerns and
recession news. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure.
Later, market volatility started to gradually trend lower by the middle of the year followed by renewed political uncertainty in the fourth quarter of 2020, which saw an increased level of volatility. These fluctuations caused the algorithm to detract from performance, in line with other periods of rapid, “v-shaped”
market movements. Overall, the overlay sleeve reduced the
Fund’s volatility but was a detractor from performance during the reporting period.
During the reporting period, the Fund reduced its exposure to the Nationwide Contract in the first quarter, while adding NVIT
Bond Index fund, Nationwide Inflation Protected Securities
Fund, and iShares 20+ Treasury Bond ETF. In the third quarter, the Fund added exposure to iShares Core MSCI EM ETF while
selling NVIT International Index Fund. The Fund adjusted
duration exposure by adding iShares 7-10 Year Treasury ETF
in the fourth quarter. Exposure remained primarily passive,
although the underlying emerging markets fund, the NVIT
Emerging Markets Fund, is actively managed.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)

32 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Managed Growth & Income Fund
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
The Fund is designed to provide traditional long-term asset
allocation, primarily by investing in underlying funds (Core
Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and
expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up);
international securities (currency fluctuations, political risks, differences in accounting and limited availability of information);
and cash position risk (the Fund may miss investment
opportunities). Through its Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives
(which create investment leverage and are highly volatile).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2020 - Fund Commentary - 33
Asset Allocation
1
Equity Funds 50.3%
Fixed Income Funds 36.8%
Investment Contract 11.1%
Repurchase Agreements 0.4%
Futures Contracts 0.2%
Other assets in excess of liabilities 1.2%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 23.2%
NVIT S&P 500 Index Fund, Class Y 21.7%
NVIT International Index Fund, Class Y 14.3%
Nationwide Contract 11.3%
Nationwide Core Plus Bond Fund, Class R6 7.8%
NVIT Mid Cap Index Fund, Class Y 5.7%
NVIT Short Term Bond Fund, Class Y 4.7%
NVIT Emerging Markets Fund, Class Y 3.7%
NVIT Small Cap Index Fund, Class Y 1.6%
iShares Core MSCI Emerging Markets ETF 1.6%
Other Holdings
#
4.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

34 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Managed Growth & Income Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 4.83% 6.37% 4.56% 4/30/2014
Class II 4.56% 6.09% 4.73% 4/30/2013
Morningstar® Moderate
Target Risk Index 12.79% 9.74% 7.77%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.61% 0.56%
Class II 0.86% 0.81%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021 Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2020 - Fund Commentary - 35
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth & Income
Fund from inception through 12/31/20 versus performance of the Morningstar
®
Moderate Target Risk Index for the same period.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

36 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Managed Growth Fund
For the annual period ended December 31, 2020, the NVIT
Investor Destinations Managed Growth Fund (Class II) returned
6.33% versus 12.79% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the
median return for the Fund’s Morningstar
®
insurance funds
peer category, Allocation–50% to 70% Equity (consisting of
673 funds as of December 31, 2020), was 11.42% for the same
period. Performance for the Fund’s other share class versus
the Fund’s benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
Consistent with the preservation of capital, the Fund seeks
growth primarily and investment income secondarily. The
Fund seeks to achieve its objective by investing 95% of
its assets in a “core” sleeve consisting of the NVIT Investor
Destinations Moderate Fund underlying investments (which
have a target allocation of 60% equity and 40% fixed income)
and the remaining 5% in a “volatility overlay” sleeve. A volatility management process is executed daily and determines
whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500 Index, S&P Midcap 400® Index, Russell 2000®
Index and MSCI EAFE® Index. These investments are made in
proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to 0% as determined by the quantitative process that controls the overlay.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500® Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400® Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000®
Index returning 19.96%.  Non-U.S. stocks also faced economic headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE® Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
Within the core sleeve, all of the Fund’s fourteen underlying investments held during the reporting period posted positive returns. The underlying NVIT S&P 500 Index Fund returned
18.24% and was the largest contributor to the Fund’s returns for the period. The NVIT Bond Index Fund was the next
highest contributor to Fund performance, returning 7.33%. The
Nationwide Inflation Protection Security Fund and Nationwide
Risk Based International Equity Fund had positive returns of
11.05% and 6.81% respectively but contributed the least to the
Fund performance during the reporting period.
Through the overlay sleeve portion, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index futures contracts on the S&P
500 Index, S&P Midcap 400 Index, Russell 2000 Index, and
MSCI EAFE Index, as dictated by an algorithm that determines
– based on numerous variables – whether the Fund’s equity
exposure should be increased or decreased in light of the
volatility associated with the prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied widely over the course of 2020. Broad market volatility
(S&P 500) ranged between approximately 12% and 82%. The
Fund began the year with relatively low volatility, but volatility quickly spiked in late February due to virus concerns and
recession news. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure.
Later, market volatility started to gradually trend lower by the middle of the year followed by renewed political uncertainty in the fourth quarter of 2020, which saw an increased level of volatility. These fluctuations caused the algorithm to detract from performance, in line with other periods of rapid, “v-shaped”
market movements. Overall, the overlay sleeve reduced the
Fund’s volatility but was a detractor from performance during the reporting period.
During the reporting period, the Fund reduced its exposure
to the Nationwide Contract in the first quarter, while adding the NVIT Bond Index Fund, Nationwide Inflation Protected
Securities Fund, and the iShares 20+ Treasury Bond ETF. In
the third quarter, the Fund added exposure to iShares Core
MSCI EM ETF while selling NVIT International Index Fund.
Exposure remained primarily passive, although the underlying emerging markets fund, the NVIT Emerging Markets Fund, is
actively managed.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)

NVIT Investor Destinations Managed Growth Fund - December 31, 2020 - Fund Commentary - 37
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
The Fund is designed to provide traditional long-term asset
allocation, primarily by investing in underlying funds (Core
Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and
expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss
investment opportunities). Through its Volatility Overlay, the
Fund may invest in more-aggressive investments such as
derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the
Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 58.8%
Fixed Income Funds 29.5%
Investment Contract 7.9%
Repurchase Agreements 0.9%
Futures Contracts 0.5%
Other assets in excess of liabilities 2.4%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 26.9%
NVIT Bond Index Fund, Class Y 19.2%
NVIT International Index Fund, Class Y 16.7%
Nationwide Contract 8.1%
Nationwide Core Plus Bond Fund, Class R6 6.8%
NVIT Mid Cap Index Fund, Class Y 6.7%
NVIT Emerging Markets Fund, Class Y 4.7%
NVIT Short Term Bond Fund, Class Y 2.9%
NVIT Small Cap Index Fund, Class Y 1.6%
iShares Core MSCI Emerging Markets ETF 1.5%
Other Holdings
#
4.9%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

38 - Fund Commentary - December 31, 2020 - NVIT Investor Destinations Managed Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 6.59% 7.83% 5.46% 4/30/2014
Class II 6.33% 7.57% 5.58% 4/30/2013
Morningstar® Moderate
Target Risk Index 12.79% 9.74% 7.77%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.60% 0.57%
Class II 0.85% 0.82%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021 Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Managed Growth Fund - December 31, 2020 - Fund Commentary - 39
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth Fund from inception through 12/31/20 versus performance of the Morningstar
®
Moderate Target Risk Index for the same period. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

40 - Shareholder Expense Example - December 31, 2020 - Investor Destinations Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2020)
and continued to hold your shares at the end of the reporting period (December 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2020 through December 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2020 through December 31, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
(a)
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)(b)
NVIT Investor Destinations Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,216.50 3.29 0.59
Hypothetical
(c)(d)
1,000.00 1,022.17 3.00 0.59
Class P Shares
Actual
(c)
1,000.00 1,217.10 2.45 0.44
Hypothetical
(c)(d)
1,000.00 1,022.92 2.24 0.44
NVIT Investor Destinations Moderately Aggressive
Fund
Class II Shares
Actual
(c)
1,000.00 1,190.90 3.19 0.58
Hypothetical
(c)(d)
1,000.00 1,022.22 2.95 0.58
Class P Shares
Actual
(c)
1,000.00 1,191.70 2.37 0.43
Hypothetical
(c)(d)
1,000.00 1,022.97 2.19 0.43
NVIT Investor Destinations Moderate Fund
Class II Shares
Actual
(c)
1,000.00 1,141.80 3.07 0.57
Hypothetical
(c)(d)
1,000.00 1,022.27 2.90 0.57
Class P Shares
Actual
(c)
1,000.00 1,143.60 2.26 0.42
Hypothetical
(c)(d)
1,000.00 1,023.03 2.14 0.42

Investor Destinations Funds - December 31, 2020 - Shareholder Expense Example - 41
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
(a)
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)(b)
NVIT Investor Destinations Moderately
Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,097.90 3.06 0.58
Hypothetical
(c)(d)
1,000.00 1,022.22 2.95 0.58
Class P Shares
Actual
(c)
1,000.00 1,098.50 2.27 0.43
Hypothetical
(c)(d)
1,000.00 1,022.97 2.19 0.43
NVIT Investor Destinations Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,054.50 3.00 0.58
Hypothetical
(c)(d)
1,000.00 1,022.22 2.95 0.58
Class P Shares
Actual
(c)
1,000.00 1,055.70 2.22 0.43
Hypothetical
(c)(d)
1,000.00 1,022.97 2.19 0.43
NVIT Investor Destinations Balanced Fund
Class II Shares
Actual
(c)
1,000.00 1,120.50 3.04 0.57
Hypothetical
(c)(d)
1,000.00 1,022.27 2.90 0.57
Class P Shares
Actual
(c)
1,000.00 1,120.80 2.24 0.42
Hypothetical
(c)(d)
1,000.00 1,023.03 2.14 0.42
NVIT Investor Destinations Capital Appreciation
Fund
Class II Shares
Actual
(c)
1,000.00 1,165.60 3.10 0.57
Hypothetical
(c)(d)
1,000.00 1,022.27 2.90 0.57
Class P Shares
Actual
(c)
1,000.00 1,166.40 2.29 0.42
Hypothetical
(c)(d)
1,000.00 1,023.03 2.14 0.42
NVIT Investor Destinations Managed Growth &
Income Fund
Class I Shares
Actual
(c)
1,000.00 1,090.70 1.58 0.30
Hypothetical
(c)(d)
1,000.00 1,023.63 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,089.00 2.89 0.55
Hypothetical
(c)(d)
1,000.00 1,022.37 2.80 0.55
NVIT Investor Destinations Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 1,136.10 1.66 0.31
Hypothetical
(c)(d)
1,000.00 1,023.58 1.58 0.31
Class II Shares
Actual
(c)
1,000.00 1,134.40 3.00 0.56
Hypothetical
(c)(d)
1,000.00 1,022.32 2.85 0.56
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

42 - Statement of Investments - December 31, 2020 - NVIT Investor Destinations Aggressive Fund
Investment Companies 90.6%
Shares Value ($)
Equity Funds 83.1%
NVIT Emerging Markets Fund,
Class Y(a) 1,597,192 23,878,028
NVIT International Index Fund,
Class Y(a) 7,324,667 76,396,281
NVIT Mid Cap Index Fund, Class
Y(a) 2,198,355 50,496,205
NVIT S&P 500 Index Fund,
Class Y(a) 5,202,618 116,538,636
NVIT Small Cap Index Fund,
Class Y(a) 741,046 6,862,091
Total Equity Funds
(cost $207,035,119) 274,171,241
Fixed Income Funds 7.5%
Nationwide Core Plus Bond
Fund, Class R6(a) 1,180,234 12,746,526
NVIT Bond Index Fund, Class
Y(a) 1,074,081 12,029,710
Total Fixed Income Funds
(cost $23,545,552) 24,776,236
Total Investment Companies
(cost $230,580,671) 298,947,477
Exchange-Traded Funds 7.6%
Equity Funds 7.4%
iShares Core MSCI Emerging
Markets ETF(b) 107,195 6,650,378
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 305,170 11,279,083
Nationwide Risk-Based
International Equity ETF(a) 235,181 6,376,204
Total Equity Funds
(cost  $19,376,969) 24,305,665
Fixed Income Fund 0.2%
iShares 20+ Year Treasury Bond
ETF(b) 3,932 620,194
Total Fixed Income Fund
(cost  $618,663) 620,194
Total Exchange-Traded Funds
(cost $19,995,632) 24,925,859
Investment Contract 1.9%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(c) 6,337,026 6,337,026
Total Investment Contract
(cost $6,337,026) 6,337,026
Repurchase Agreements 0.0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $25,325, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $25,831.(d)(e) 25,324 25,324
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$37,812, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $38,583.(d)(e) 37,811 37,811
Total Repurchase Agreements
(cost $63,135) 63,135
Total Investments
(cost $256,976,464) — 100.1% 330,273,497
Liabilities in excess of other assets — (0.1)% (231,102)
NET ASSETS — 100.0% $ 330,042,395
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on loan at
December 31, 2020 was $107,525, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $63,135 and by $46,498 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.25%, and maturity dates ranging
from 2/4/2021 – 8/15/2050, a total value of $109,633.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was $63,135.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2020 - Statement of Investments - 43
Investment Companies 88.3%
Shares Value ($)
Equity Funds 72.2%
NVIT Emerging Markets Fund,
Class Y(a) 4,292,362 64,170,806
NVIT International Index Fund,
Class Y(a) 21,231,133 221,440,722
NVIT Mid Cap Index Fund, Class
Y(a) 5,763,227 132,381,327
NVIT S&P 500 Index Fund,
Class Y(a) 16,529,721 370,265,747
NVIT Small Cap Index Fund,
Class Y(a) 2,534,876 23,472,948
Total Equity Funds
(cost $545,887,453) 811,731,550
Fixed Income Funds 16.1%
Nationwide Core Plus Bond
Fund, Class R6(a) 5,040,733 54,439,915
NVIT Bond Index Fund, Class
Y(a) 11,297,773 126,535,058
Total Fixed Income Funds
(cost $172,921,770) 180,974,973
Total Investment Companies
(cost $718,809,223) 992,706,523
Exchange-Traded Funds 9.2%
Equity Funds 8.6%
iShares Core MSCI Emerging
Markets ETF 561,789 34,853,388
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,065,270 39,372,379
Nationwide Risk-Based
International Equity ETF(a) 822,275 22,293,438
Total Equity Funds
(cost  $77,530,388) 96,519,205
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF(b) 41,150 6,490,591
Total Fixed Income Fund
(cost  $6,472,300) 6,490,591
Total Exchange-Traded Funds
(cost $84,002,688) 103,009,796
Investment Contract 2.6%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(c) 29,228,167 29,228,167
Total Investment Contract
(cost $29,228,167) 29,228,167
Repurchase Agreements 0.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $823,121,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $839,576.(d)(e) 823,113 823,113
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$500,006, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $510,206.(d)
(e) 500,000 500,000
Total Repurchase Agreements
(cost $1,323,113) 1,323,113
Total Investments
(cost $833,363,191) — 100.2% 1,126,267,599
Liabilities in excess of other assets — (0.2)% (1,871,850)
NET ASSETS — 100.0% $ 1,124,395,749
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $1,299,064, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,323,113.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$1,323,113.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - December 31, 2020 - NVIT Investor Destinations Moderate Fund
Investment Companies 86.6%
Shares Value ($)
Equity Funds 57.0%
NVIT Emerging Markets Fund,
Class Y(a) 7,873,342 117,706,469
NVIT International Index Fund,
Class Y(a) 40,275,203 420,070,369
NVIT Mid Cap Index Fund, Class
Y(a) 7,302,974 167,749,311
NVIT S&P 500 Index Fund,
Class Y(a) 30,319,804 679,163,607
NVIT Small Cap Index Fund,
Class Y(a) 4,262,286 39,468,770
Total Equity Funds
(cost $968,876,467) 1,424,158,526
Fixed Income Funds 29.6%
Nationwide Core Plus Bond
Fund, Class R6(a) 15,821,566 170,872,909
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 886,728 9,798,345
NVIT Bond Index Fund, Class
Y(a) 43,295,749 484,912,384
NVIT Short Term Bond Fund,
Class Y(a) 6,987,777 72,952,394
Total Fixed Income Funds
(cost $709,611,011) 738,536,032
Total Investment Companies
(cost $1,678,487,478) 2,162,694,558
Exchange-Traded Funds 5.2%
Equity Funds 4.0%
iShares Core MSCI Emerging
Markets ETF(b) 630,300 39,103,811
Nationwide Risk-Based
International Equity ETF(a) 921,804 24,991,858
Nationwide Risk-Based U.S.
Equity ETF(a) 1,058,469 36,975,074
Total Equity Funds
(cost  $83,222,967) 101,070,743
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF(b) 184,528 29,105,603
Total Fixed Income Fund
(cost  $29,027,455) 29,105,603
Total Exchange-Traded Funds
(cost $112,250,422) 130,176,346
Investment Contract 8.2%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(c) 203,856,898 203,856,898
Total Investment Contract
(cost $203,856,898) 203,856,898
Repurchase Agreements 0.4%
Principal
Amount ($) Value ($)
Bank of America NA, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
Securities, 4.00%, maturing
3/20/2050; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $576,835,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $588,366.(d)(e) 576,830 576,830
CF Secured, LLC, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 11/30/2022
- 11/20/2070; total market
value $1,020,010.(d)(e) 1,000,000 1,000,000
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$2,000,023, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $2,040,822.
(d)(e) 2,000,000 2,000,000
NatWest Markets
Securities, Inc., 0.08%,
dated 12/28/2020, due
1/4/2021, repurchase price
$5,000,078, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 1.00%, maturing
1/15/2021 - 7/15/2030; total
market value $5,100,081.
(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $9,576,830) 9,576,830
Total Investments
(cost $2,004,171,628) — 100.4% 2,506,304,632
Liabilities in excess of other assets — (0.4)% (10,836,898)
NET ASSETS — 100.0% $ 2,495,467,734

NVIT Investor Destinations Moderate Fund - December 31, 2020 - Statement of Investments - 45
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $23,752,639, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,576,830 and by
$14,673,154 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.25%, and maturity dates ranging from 1/28/2021 –
8/15/2050, a total value of $24,249,984.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$9,576,830.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - December 31, 2020 - NVIT Investor Destinations Moderately Conservative Fund
Investment Companies 79.3%
Shares Value ($)
Equity Funds 35.9%
NVIT Emerging Markets Fund,
Class Y(a) 861,837 12,884,460
NVIT International Index Fund,
Class Y(a) 8,414,222 87,760,338
NVIT Mid Cap Index Fund, Class
Y(a) 1,659,935 38,128,714
NVIT S&P 500 Index Fund,
Class Y(a) 6,267,057 140,382,087
NVIT Small Cap Index Fund,
Class Y(a) 1,399,451 12,958,913
Total Equity Funds
(cost $210,039,066) 292,114,512
Fixed Income Funds 43.4%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,677,178 72,113,521
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,182,910 24,121,157
NVIT Bond Index Fund, Class
Y(a) 18,331,861 205,316,841
NVIT Short Term Bond Fund,
Class Y(a) 4,893,132 51,084,300
Total Fixed Income Funds
(cost $337,275,980) 352,635,819
Total Investment Companies
(cost $547,315,046) 644,750,331
Exchange-Traded Funds 7.6%
Equity Funds 5.2%
iShares Core MSCI Emerging
Markets ETF(b) 347,516 21,559,892
Nationwide Risk-Based
International Equity ETF(a) 305,637 8,286,400
Nationwide Risk-Based U.S.
Equity ETF(a) 350,951 12,259,631
Total Equity Funds
(cost  $35,011,296) 42,105,923
Fixed Income Funds 2.4%
iShares 20+ Year Treasury Bond
ETF(b) 81,589 12,869,033
iShares 7-10 Year Treasury
Bond ETF 54,050 6,483,298
Total Fixed Income Funds
(cost  $19,302,564) 19,352,331
Total Exchange-Traded Funds
(cost $54,313,860) 61,458,254
Investment Contract 13.1%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(c) 106,742,098 106,742,098
Total Investment Contract
(cost $106,742,098) 106,742,098
Repurchase Agreements 0.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $610,749,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $622,958.(d)(e) 610,743 610,743
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$700,008, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $714,288.(d)
(e) 700,000 700,000
Total Repurchase Agreements
(cost $1,310,743) 1,310,743
Total Investments
(cost $709,681,747) — 100.2% 814,261,426
Liabilities in excess of other assets — (0.2)% (1,724,620)
NET ASSETS — 100.0% $ 812,536,806
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $3,485,058, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,310,743 and by
$2,244,511 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.25%, and maturity dates ranging from 2/4/2021 –
8/15/2050, a total value of $3,555,254.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$1,310,743.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Conservative Fund - December 31, 2020 - Statement of Investments - 47
Investment Companies 73.5%
Shares Value ($)
Equity Funds 17.6%
NVIT Emerging Markets Fund,
Class Y(a) 851,552 12,730,701
NVIT International Index Fund,
Class Y(a) 4,354,484 45,417,267
NVIT Mid Cap Index Fund, Class
Y(a) 546,681 12,557,252
NVIT S&P 500 Index Fund,
Class Y(a) 2,913,383 65,259,776
NVIT Small Cap Index Fund,
Class Y(a) 460,955 4,268,441
Total Equity Funds
(cost $110,832,739) 140,233,437
Fixed Income Funds 55.9%
Nationwide Core Plus Bond
Fund, Class R6(a) 8,060,907 87,057,799
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,593,448 39,707,598
NVIT Bond Index Fund, Class
Y(a) 21,473,938 240,508,109
NVIT Short Term Bond Fund,
Class Y(a) 7,400,309 77,259,228
Total Fixed Income Funds
(cost $423,756,834) 444,532,734
Total Investment Companies
(cost $534,589,573) 584,766,171
Exchange-Traded Funds 6.8%
Equity Funds 3.1%
iShares Core MSCI Emerging
Markets ETF 68,994 4,280,387
Nationwide Risk-Based
International Equity ETF(a) 303,934 8,240,228
Nationwide Risk-Based U.S.
Equity ETF(a) 348,993 12,191,233
Total Equity Funds
(cost  $19,866,140) 24,711,848
Fixed Income Funds 3.7%
iShares 20+ Year Treasury Bond
ETF(b) 101,321 15,981,362
iShares 7-10 Year Treasury Bond
ETF(b) 107,497 12,894,265
Total Fixed Income Funds
(cost  $28,828,134) 28,875,627
Total Exchange-Traded Funds
(cost $48,694,274) 53,587,475
Investment Contract 19.8%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(c) 157,352,769 157,352,769
Total Investment Contract
(cost $157,352,769) 157,352,769
Repurchase Agreements 3.4%
Principal
Amount ($) Value ($)
Bank of America NA, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase price
$8,000,072, collateralized
by U.S. Government Agency
Securities, 4.00%, maturing
3/20/2050; total market
value $8,160,000.(d)(e) 8,000,000 8,000,000
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $835,146,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $851,841.(d)(e) 835,138 835,138
CF Secured, LLC, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 11/30/2022
- 11/20/2070; total market
value $1,020,010.(d)(e) 1,000,000 1,000,000
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$16,400,183, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/9/2021
- 8/15/2050; total market
value $16,734,741.(d)(e) 16,400,000 16,400,000
Pershing LLC, 0.12%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,000,014, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
10.00%, maturing 2/15/2021
- 5/20/2070; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $27,235,138) 27,235,138
Total Investments
(cost $767,871,754) — 103.5% 822,941,553
Liabilities in excess of other assets — (3.5)% (27,620,735)
NET ASSETS — 100.0% $ 795,320,818

48 - Statement of Investments - December 31, 2020 - NVIT Investor Destinations Conservative Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $26,728,724, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $27,235,138.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$27,235,138.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Balanced Fund - December 31, 2020 - Statement of Investments - 49
Investment Companies 83.4%
Shares Value ($)
Equity Funds 47.1%
NVIT Emerging Markets Fund,
Class Y(a) 4,022,688 60,139,180
NVIT International Index Fund,
Class Y(a) 22,448,673 234,139,657
NVIT Mid Cap Index Fund, Class
Y(a) 4,059,387 93,244,129
NVIT S&P 500 Index Fund,
Class Y(a) 15,861,014 355,286,724
NVIT Small Cap Index Fund,
Class Y(a) 2,799,895 25,927,027
Total Equity Funds
(cost $593,316,940) 768,736,717
Fixed Income Funds 36.3%
Nationwide Core Plus Bond
Fund, Class R6(a) 11,879,217 128,295,546
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 582,559 6,437,279
NVIT Bond Index Fund, Class
Y(a) 33,991,414 380,703,839
NVIT Short Term Bond Fund,
Class Y(a) 7,345,334 76,685,282
Total Fixed Income Funds
(cost $569,213,325) 592,121,946
Total Investment Companies
(cost $1,162,530,265) 1,360,858,663
Exchange-Traded Funds 5.3%
Equity Funds 4.0%
iShares Core MSCI Emerging
Markets ETF(b) 413,293 25,640,697
Nationwide Risk-Based
International Equity ETF(a) 604,289 16,383,423
Nationwide Risk-Based U.S.
Equity ETF(a) 693,880 24,239,032
Total Equity Funds
(cost  $54,565,009) 66,263,152
Fixed Income Funds 1.3%
iShares 20+ Year Treasury Bond
ETF(b) 40,342 6,363,143
iShares 7-10 Year Treasury Bond
ETF(b) 120,221 14,420,509
Total Fixed Income Funds
(cost  $20,736,221) 20,783,652
Total Exchange-Traded Funds
(cost $75,301,230) 87,046,804
Investment Contract 11.3%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(c) 184,951,846 184,951,846
Total Investment Contract
(cost $184,951,846) 184,951,846
Repurchase Agreements 0.7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $4,877,697,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $4,975,206.(d)(e) 4,877,653 4,877,653
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$6,000,067, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $6,122,466.
(d)(e) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $10,877,653) 10,877,653
Total Investments
(cost $1,433,660,994) — 100.7% 1,643,734,966
Liabilities in excess of other assets — (0.7)% (11,661,126)
NET ASSETS — 100.0% $ 1,632,073,840
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $15,380,082, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,877,653 and by
$4,832,573 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.25%, and maturity dates ranging from 1/28/2021 –
8/15/2050, a total value of $15,710,226.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$10,877,653.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - December 31, 2020 - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 87.5%
Shares Value ($)
Equity Funds 64.4%
NVIT Emerging Markets Fund,
Class Y(a) 4,639,026 69,353,434
NVIT International Index Fund,
Class Y(a) 25,167,928 262,501,491
NVIT Mid Cap Index Fund, Class
Y(a) 5,295,747 121,643,303
NVIT S&P 500 Index Fund,
Class Y(a) 20,841,713 466,854,379
NVIT Small Cap Index Fund,
Class Y(a) 3,348,327 31,005,506
Total Equity Funds
(cost $647,353,018) 951,358,113
Fixed Income Funds 23.1%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,658,364 71,910,334
NVIT Bond Index Fund, Class
Y(a) 20,662,474 231,419,706
NVIT Short Term Bond Fund,
Class Y(a) 3,568,165 37,251,642
Total Fixed Income Funds
(cost $326,068,007) 340,581,682
Total Investment Companies
(cost $973,421,025) 1,291,939,795
Exchange-Traded Funds 8.4%
Equity Funds 6.6%
iShares Core MSCI Emerging
Markets ETF(b) 495,455 30,738,028
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,406,476 51,983,353
Nationwide Risk-Based
International Equity ETF(a) 543,414 14,732,986
Total Equity Funds
(cost  $75,541,228) 97,454,367
Fixed Income Fund 1.8%
iShares 20+ Year Treasury Bond
ETF(b) 172,317 27,179,560
Total Fixed Income Fund
(cost  $27,109,463) 27,179,560
Total Exchange-Traded Funds
(cost $102,650,691) 124,633,927
Investment Contract 4.2%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(c) 61,484,744 61,484,744
Total Investment Contract
(cost $61,484,744) 61,484,744
Repurchase Agreements 1.6%
Principal
Amount ($) Value ($)
Bank of America NA, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
Securities, 4.00%, maturing
3/20/2050; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
BofA Securities, Inc., 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
Securities, ranging from
2.00% - 4.00%, maturing
12/25/2029 - 8/25/2050;
total market value
$1,020,000.(d)(e) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $1,325,957,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $1,352,463.(d)(e) 1,325,944 1,325,944
CF Secured, LLC, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 11/30/2022
- 11/20/2070; total market
value $1,020,010.(d)(e) 1,000,000 1,000,000
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$15,000,167, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/9/2021
- 8/15/2050; total market
value $15,306,166.(d)(e) 15,000,000 15,000,000

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2020 - Statement of Investments - 51
  Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.08%,
dated 12/28/2020, due
1/4/2021, repurchase price
$5,000,078, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 1.00%, maturing
1/15/2021 - 7/15/2030; total
market value $5,100,081.
(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $24,325,944) 24,325,944
Total Investments
(cost $1,161,882,404) — 101.7% 1,502,384,410
Liabilities in excess of other assets — (1.7)% (25,072,651)
NET ASSETS — 100.0% $ 1,477,311,759
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $23,929,019, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $24,325,944 and by $46,181
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.25%, and
maturity dates ranging from 2/4/2021 – 8/15/2050, a total
value of $24,372,125.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$24,325,944.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - December 31, 2020 - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 81.9%
Shares Value ($)
Equity Funds 46.3%
NVIT Emerging Markets Fund,
Class Y(a) 1,200,265 17,943,968
NVIT International Index Fund,
Class Y(a) 6,698,945 69,869,995
NVIT Mid Cap Index Fund, Class
Y(a) 1,211,251 27,822,435
NVIT S&P 500 Index Fund,
Class Y(a) 4,733,334 106,026,675
NVIT Small Cap Index Fund,
Class Y(a) 835,354 7,735,378
Total Equity Funds
(cost $184,996,229) 229,398,451
Fixed Income Funds 35.6%
Nationwide Core Plus Bond
Fund, Class R6(a) 3,545,397 38,290,291
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 173,864 1,921,198
NVIT Bond Index Fund, Class
Y(a) 10,145,007 113,624,082
NVIT Short Term Bond Fund,
Class Y(a) 2,192,227 22,886,845
Total Fixed Income Funds
(cost $168,898,277) 176,722,416
Total Investment Companies
(cost $353,894,506) 406,120,867
Exchange-Traded Funds 5.2%
Equity Funds 4.0%
iShares Core MSCI Emerging
Markets ETF(b) 122,880 7,623,475
Nationwide Risk-Based
International Equity ETF(a)(b) 179,347 4,862,438
Nationwide Risk-Based U.S.
Equity ETF(a) 205,937 7,193,915
Total Equity Funds
(cost  $16,192,533) 19,679,828
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF(b) 11,972 1,888,344
iShares 7-10 Year Treasury
Bond ETF 35,681 4,279,936
Total Fixed Income Funds
(cost  $6,177,985) 6,168,280
Total Exchange-Traded Funds
(cost $22,370,518) 25,848,108
Investment Contract 11.1%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(c) 55,199,547 55,199,547
Total Investment Contract
(cost $55,199,547) 55,199,547
Repurchase Agreements 0.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $825,949,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $842,460.(d)(e) 825,941 825,941
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,100,013, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $1,122,452.
(d)(e) 1,100,000 1,100,000
Total Repurchase Agreements
(cost $1,925,941) 1,925,941
Total Investments
(cost $433,390,512) — 98.6% 489,094,463
Other assets in excess of liabilities — 1.4% 7,143,467
NET ASSETS — 100.0% $ 496,237,930
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $1,898,032, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,925,941 and by $7,285
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.25%, and
maturity dates ranging from 2/4/2021 – 8/15/2050, a total
value of $1,933,226.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$1,925,941.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2020 - Statement of Investments - 53
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 307 3/2021 USD 32,707,780 377,718
Russell 2000 E-Mini Index 64 3/2021 USD 6,319,360 57,927
S&P 500 E-Mini Index 151 3/2021 USD 28,303,440 503,886
S&P Midcap 400 E-Mini Index 48 3/2021 USD 11,056,800 146,672
1,086,203
At December 31, 2020, the Fund had $5,636,884 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - December 31, 2020 - NVIT Investor Destinations Managed Growth Fund
Investment Companies 83.3%
Shares Value ($)
Equity Funds 54.9%
NVIT Emerging Markets Fund,
Class Y(a) 3,680,859 55,028,846
NVIT International Index Fund,
Class Y(a) 18,829,596 196,392,690
NVIT Mid Cap Index Fund, Class
Y(a) 3,414,185 78,423,824
NVIT S&P 500 Index Fund,
Class Y(a) 14,175,844 317,538,907
NVIT Small Cap Index Fund,
Class Y(a) 1,992,521 18,450,745
Total Equity Funds
(cost $529,868,662) 665,835,012
Fixed Income Funds 28.4%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,397,383 79,891,738
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 414,591 4,581,232
NVIT Bond Index Fund, Class
Y(a) 20,243,234 226,724,217
NVIT Short Term Bond Fund,
Class Y(a) 3,267,156 34,109,113
Total Fixed Income Funds
(cost $329,287,749) 345,306,300
Total Investment Companies
(cost $859,156,411) 1,011,141,312
Exchange-Traded Funds 5.0%
Equity Funds 3.9%
iShares Core MSCI Emerging
Markets ETF 294,397 18,264,390
Nationwide Risk-Based
International Equity ETF(a) 430,019 11,658,632
Nationwide Risk-Based U.S.
Equity ETF(a) 493,770 17,248,670
Total Equity Funds
(cost  $38,814,249) 47,171,692
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF(b) 86,124 13,584,338
Total Fixed Income Fund
(cost  $13,603,371) 13,584,338
Total Exchange-Traded Funds
(cost $52,417,620) 60,756,030
Investment Contract 7.9%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(c) 95,314,173 95,314,173
Total Investment Contract
(cost $95,314,173) 95,314,173
Repurchase Agreements 0.9%
Principal
Amount ($) Value ($)
BofA Securities, Inc., 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
Securities, ranging from
2.00% - 4.00%, maturing
12/25/2029 - 8/25/2050;
total market value
$1,020,000.(d)(e) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $1,086,306,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $1,108,022.(d)(e) 1,086,296 1,086,296
CF Secured, LLC, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 11/30/2022
- 11/20/2070; total market
value $1,020,010.(d)(e) 1,000,000 1,000,000
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$8,000,089, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $8,163,288.
(d)(e) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $11,086,296) 11,086,296
Total Investments
(cost $1,017,974,500) — 97.1% 1,178,297,811
Other assets in excess of liabilities — 2.9% 35,780,915
NET ASSETS — 100.0% $ 1,214,078,726
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $10,884,790, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $11,086,296.

NVIT Investor Destinations Managed Growth Fund - December 31, 2020 - Statement of Investments - 55
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$11,086,296.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 998 3/2021 USD 106,326,920 1,633,847
Russell 2000 E-Mini Index 190 3/2021 USD 18,760,600 501,436
S&P 500 E-Mini Index 575 3/2021 USD 107,778,000 2,508,832
S&P Midcap 400 E-Mini Index 152 3/2021 USD 35,013,200 915,016
5,559,131
At December 31, 2020, the Fund had $19,163,276 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

56 - Statements of Assets and Liabilities - December 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Aggressive
Fund
NVIT Investor
Destinations Moderately
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 322,939,790 $ 1,083,600,507
Investment securities of unaffiliated issuers, at value
*
7,270,572 41,343,979
Repurchase agreement, at value 63,135 1,323,113
Cash 340,495 1,075,893
Interest receivable 5 5
Security lending income receivable 580 3,235
Receivable for investments sold — —
Receivable for capital shares issued 27,235 41,169
Prepaid expenses 412 1,563
Total Assets 330,642,224 1,127,389,464
Liabilities:
Payable for investments purchased 329,345 868,036
Payable for capital shares redeemed 28,414 230,526
Payable upon return of securities loaned (Note 2) 63,135 1,323,113
Accrued expenses and other payables:
Investment advisory fees 35,504 122,271
Fund administration fees 17,767 34,710
Distribution fees 68,308 235,252
Administrative servicing fees 43,719 153,802
Accounting and transfer agent fees 91 168
Trustee fees 119 534
Custodian fees 2,056 9,171
Compliance program costs (Note 3) 308 1,091
Professional fees 5,646 6,786
Printing fees 2,275 5,683
Other 3,142 2,572
Total Liabilities 599,829 2,993,715
Net Assets $ 330,042,395 $ 1,124,395,749
* Includes value of securities on loan (Note 2) 107,525 1,299,064
Cost of investment securities of affiliated issuers 250,550,478 795,498,330
Cost of investment securities of unaffiliated issuers 6,362,851 36,541,748
Cost of repurchase agreement 63,135 1,323,113
Represented by:
Capital $ 254,696,270 $ 827,506,053
Total distributable earnings (loss) 75,346,125 296,889,696
Net Assets $ 330,042,395 $ 1,124,395,749

Investor Destinations Funds - December 31, 2020 - Statements of Assets and Liabilities - 57
NVIT Investor
Destinations Moderate
Fund
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 2,428,518,388 $ 772,038,460 $ 762,550,401
68,209,414 40,912,223 33,156,014
9,576,830 1,310,743 27,235,138
847,548 300,579 201,938
58 23 112
5,587 2,867 1,875
81,758 31,059 —
99,700 19,161 34,514
3,728 1,239 1,082
2,507,343,011 814,616,354 823,181,074
— — 171,835
1,033,490 353,281 52,474
9,576,830 1,310,743 27,235,138
272,317 89,111 87,914
66,278 28,456 28,163
524,176 171,459 169,142
341,021 106,267 100,494
284 143 139
1,498 458 530
21,232 6,266 3,163
2,494 819 824
14,986 6,557 6,347
11,608 3,579 2,339
9,063 2,409 1,754
11,875,277 2,079,548 27,860,256
$ 2,495,467,734 $ 812,536,806 $ 795,320,818
23,752,639 3,485,058 26,728,724
1,931,828,535 670,464,743 708,115,976
62,766,263 37,906,261 32,520,640
9,576,830 1,310,743 27,235,138
$ 1,965,446,214 $ 696,370,588 $ 731,770,264
530,021,520 116,166,218 63,550,554
$ 2,495,467,734 $ 812,536,806 $ 795,320,818

58 - Statements of Assets and Liabilities - December 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Aggressive
Fund
NVIT Investor
Destinations Moderately
Aggressive Fund
Net Assets:
Class II Shares $ 296,577,786 $ 1,034,734,162
Class P Shares 33,464,609 89,661,587
Total $ 330,042,395 $ 1,124,395,749
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 22,729,531 78,713,662
Class P Shares 2,581,869 6,877,881
Total 25,311,400 85,591,543
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 13.05 $ 13.15
Class P Shares $ 12.96 $ 13.04
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2020 - Statements of Assets and Liabilities - 59
NVIT Investor
Destinations Moderate
Fund
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 2,461,084,926 $ 809,718,311 $ 790,805,366
34,382,808 2,818,495 4,515,452
$ 2,495,467,734 $ 812,536,806 $ 795,320,818
203,889,735 71,965,077 75,027,105
2,861,554 252,059 429,820
206,751,289 72,217,136 75,456,925
$ 12.07 $ 11.25 $ 10.54
$ 12.02 $ 11.18 $ 10.51

60 - Statements of Assets and Liabilities - December 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,586,432,964 $ 1,420,140,878
Investment securities of unaffiliated issuers, at value
*
46,424,349 57,917,588
Repurchase agreement, at value 10,877,653 24,325,944
Cash 609,348 1,022,194
Deposits with broker for futures contracts — —
Interest receivable 81 56
Security lending income receivable 3,506 4,052
Receivable for investments sold — 141,556
Receivable for capital shares issued 30 175
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 2,389 2,159
Total Assets 1,644,350,320 1,503,554,602
Liabilities:
Payable for investments purchased 133,240 846,465
Payable for capital shares redeemed 468,681 330,441
Payable for variation margin on futures contracts — —
Payable upon return of securities loaned (Note 2) 10,877,653 24,325,944
Accrued expenses and other payables:
Investment advisory fees 178,243 160,924
Fund administration fees 45,753 44,391
Distribution fees 342,940 309,809
Administrative servicing fees 202,884 185,986
Accounting and transfer agent fees 189 149
Trustee fees 689 836
Custodian fees 10,915 12,068
Compliance program costs (Note 3) 1,593 1,469
Professional fees 7,597 13,427
Printing fees 4,344 3,520
Other 1,759 7,414
Total Liabilities 12,276,480 26,242,843
Net Assets $ 1,632,073,840 $ 1,477,311,759
* Includes value of securities on loan (Note 2) 15,380,082 23,929,019
Cost of investment securities of affiliated issuers 1,379,921,816 1,083,923,648
Cost of investment securities of unaffiliated issuers 42,861,525 53,632,812
Cost of repurchase agreement 10,877,653 24,325,944
Represented by:
Capital $ 1,389,369,638 $ 1,100,578,194
Total distributable earnings (loss) 242,704,202 376,733,565
Net Assets $ 1,632,073,840 $ 1,477,311,759

Investor Destinations Funds - December 31, 2020 - Statements of Assets and Liabilities - 61
NVIT Investor
Destinations Managed
Growth & Income Fund
NVIT Investor
Destinations Managed
Growth Fund
$ 473,376,767 $ 1,135,362,787
13,791,755 31,848,728
1,925,941 11,086,296
3,894,268 28,888,230
5,636,884 19,163,276
510 2,047
960 2,784
— 794,140
13,074 —
23,137 40,278
750 1,774
498,664,046 1,227,190,340
174,542 —
687 1,308,954
60,374 103,268
1,925,941 11,086,296
62,338 152,454
21,657 36,863
103,579 253,282
61,255 148,250
70 133
289 699
2,359 5,573
492 1,194
6,975 8,109
4,066 5,382
1,492 1,157
2,426,116 13,111,614
$ 496,237,930 $ 1,214,078,726
1,898,032 10,884,790
418,708,029 977,523,859
12,756,542 29,364,345
1,925,941 11,086,296
$ 458,473,308 $ 1,081,815,289
37,764,622 132,263,437
$ 496,237,930 $ 1,214,078,726

62 - Statements of Assets and Liabilities - December 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ — $ —
Class II Shares 1,620,709,027 1,462,628,396
Class P Shares 11,364,813 14,683,363
Total $ 1,632,073,840 $ 1,477,311,759
Shares Outstanding (unlimited number of shares authorized):
Class I Shares — —
Class II Shares 100,069,905 79,832,136
Class P Shares 703,191 804,973
Total 100,773,096 80,637,109
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ — $ —
Class II Shares $ 16.20 $ 18.32
Class P Shares $ 16.16 $ 18.24
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2020 - Statements of Assets and Liabilities - 63
NVIT Investor
Destinations Managed
Growth & Income Fund
NVIT Investor
Destinations Managed
Growth Fund
$ 1,402,080 $ 3,607,757
494,835,850 1,210,470,969
— —
$ 496,237,930 $ 1,214,078,726
122,458 300,373
43,350,826 101,080,313
— —
43,473,284 101,380,686
$ 11.45 $ 12.01
$ 11.41 $ 11.98
$ — $ —

64 - Statements of Operations - For the Year Ended December 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
NVIT Investor
Destinations
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 5,670,679 $ 19,917,772
Interest income from affiliated issuers 125,547 659,742
Dividend income from unaffiliated issuers 80,262 442,622
Income from securities lending (Note 2) 1,792 10,435
Interest income (unaffiliated) 37 86
Total Income 5,878,317 21,030,657
EXPENSES:
Investment advisory fees 358,713 1,318,964
Fund administration fees 105,654 274,315
Distribution fees Class II Shares 622,529 2,346,235
Distribution fees Class P Shares 67,306 190,242
Administrative servicing fees Class II Shares 373,521 1,407,755
Professional fees 26,949 59,811
Printing fees 13,968 35,048
Trustee fees 8,776 32,549
Custodian fees 11,167 40,702
Accounting and transfer agent fees 531 984
Compliance program costs (Note 3) 1,137 4,160
Other 3,352 18,161
Total Expenses 1,593,603 5,728,926
NET INVESTMENT INCOME 4,284,714 15,301,731
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 6,467,682 20,287,358
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (2,578,768) (6,219,197)
Transactions in investment securities of unaffiliated issuers 1,657 148,666
Net realized gains (losses) 3,890,571 14,216,827
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 27,007,378 84,921,335
Investment securities of unaffiliated issuers 907,721 4,802,231
Net change in unrealized appreciation/depreciation 27,915,099 89,723,566
Net realized/unrealized gains (losses) 31,805,670 103,940,393
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 36,090,384 $ 119,242,124
(a) Excludes unrealized appreciation of $12,436 from the merger (Note 10).

Investor Destinations Funds - For the Year Ended December 31, 2020 - Statements of Operations - 65
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 44,351,429 $ 13,667,996 $ 12,839,851
4,931,482 2,629,154 3,738,509
633,863 335,151 154,247
20,166 8,375 6,917
655 327 671
49,937,595 16,641,003 16,740,195
3,041,481 1,021,740 971,347
576,577 222,270 213,420
5,782,771 1,958,824 1,857,271
66,251 6,067 10,712
3,469,696 1,175,306 1,114,373
119,187 50,236 48,033
66,420 24,324 23,367
75,073 25,158 23,952
89,231 29,027 25,821
1,734 830 807
9,641 3,261 3,154
44,058 13,760 11,642
13,342,120 4,530,803 4,303,899
36,595,475 12,110,200 12,436,296
35,903,767 8,595,845 4,704,944
(12,294,162) (3,990,405) (3,628,246)
289,144 176,043 31,460
23,898,749 4,781,483 1,108,158
161,923,026 43,924,869 38,021,435
5,430,715(a) 3,005,962 635,374
167,353,741 46,930,831 38,656,809
191,252,490 51,712,314 39,764,967
$ 227,847,965 $ 63,822,514 $ 52,201,263

66 - Statements of Operations - For the Year Ended December 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Balanced Fund
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 28,393,235 $ 26,316,474
Interest income from affiliated issuers 4,455,772 1,434,873
Dividend income from unaffiliated issuers 344,344 521,925
Income from securities lending (Note 2) 8,646 16,031
Interest income (unaffiliated) 241 478
Total Income 33,202,238 28,289,781
EXPENSES:
Investment advisory fees 1,975,433 1,756,110
Fund administration fees 389,781 350,702
Distribution fees Class II Shares 3,774,959 3,349,159
Distribution fees Class P Shares 23,964 27,988
Administrative servicing fees Class I Shares — —
Administrative servicing fees Class II Shares 2,264,997 2,009,515
Professional fees 83,251 74,873
Printing fees 40,082 32,108
Trustee fees 48,663 43,346
Custodian fees 60,114 55,300
Accounting and transfer agent fees 1,116 939
Compliance program costs (Note 3) 6,285 5,557
Other 29,479 25,476
Total expenses before expenses reimbursed 8,698,124 7,731,073
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 8,698,124 7,731,073
NET INVESTMENT INCOME 24,504,114 20,558,708
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 20,199,925 23,235,231
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (8,240,654) (4,519,950)
Transactions in investment securities of unaffiliated issuers 144,683 194,562
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) 12,103,954 18,909,843
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 96,565,831 105,503,918
Investment securities of unaffiliated issuers 3,562,824 4,268,047(a)
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation 100,128,655 109,771,965
Net realized/unrealized gains (losses) 112,232,609 128,681,808
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 136,736,723 $ 149,240,516
Amounts designated as "—" are zero or have been rounded to zero.
(a) Excludes unrealized appreciation of $16,729 from the merger (Note 10).

Investor Destinations Funds - For the Year Ended December 31, 2020 - Statements of Operations - 67
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 8,459,989 $ 20,677,415
1,342,092 2,296,401
101,227 292,563
2,859 9,958
24,349 94,563
9,930,516 23,370,900
711,814 1,705,377
151,637 302,960
1,183,262 2,834,514
— —
1,850 4,652
709,964 1,700,725
38,197 68,022
13,308 31,316
15,037 36,208
19,344 48,453
416 800
1,984 4,738
7,494 21,660
2,854,307 6,759,425
(240,665) (384,174)
2,613,642 6,375,251
7,316,874 16,995,649
6,015,851 16,711,843
(1,878,565) (4,327,554)
53,851 124,442
(19,287,165) (37,365,190)
(15,096,028) (24,856,459)
28,803,676 77,175,141
1,035,213 2,484,383
(638,114) (60,590)
29,200,775 79,598,934
14,104,747 54,742,475
$ 21,421,621 $ 71,738,124

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - December 31, 2020 - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 4,284,714 $ 5,272,805
Net realized gains 3,890,571 21,770,532
Net change in unrealized appreciation/depreciation 27,915,099 32,019,624
Change in net assets resulting from operations 36,090,384 59,062,961
Distributions to Shareholders From:
Distributable earnings:
Class II (17,065,199) (27,723,591)
Class P (1,909,833) (2,669,342)
Change in net assets from shareholder distributions (18,975,032) (30,392,933)
Change in net assets from capital transactions 18,855,073 4,659,738
Change in net assets 35,970,425 33,329,766
Net Assets:
Beginning of year 294,071,970 260,742,204
End of year $ 330,042,395 $ 294,071,970
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 30,370,969 $ 11,378,663
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested 17,065,199 27,723,591
Cost of shares redeemed (33,374,401) (39,672,493)
Total Class II Shares 14,061,767 (570,239)
Class P Shares
Proceeds from shares issued 4,808,848 3,661,486
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested 1,909,833 2,669,342
Cost of shares redeemed (1,925,375) (1,100,851)
Total Class P Shares 4,793,306 5,229,977
Change in net assets from capital transactions $ 18,855,073 $ 4,659,738
SHARE TRANSACTIONS:
Class II Shares
Issued 2,535,991 912,897
Issued in merger (Note 10) — —
Reinvested 1,483,930 2,347,629
Redeemed (2,849,259) (3,221,307)
Total Class II Shares 1,170,662 39,219
Class P Shares
Issued 406,873 298,137
Issued in merger (Note 10) — —
Reinvested 167,236 227,155
Redeemed (174,669) (89,639)
Total Class P Shares 399,440 435,653
Total change in shares 1,570,102 474,872
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2020 - Statements of Changes in Net Assets - 69
NVIT Investor Destinations Moderately Aggressive Fund NVIT Investor Destinations Moderate Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 15,301,731 $ 20,470,354 $ 36,595,475 $ 50,025,813
14,216,827 71,034,476 23,898,749 131,044,012
89,723,566 118,752,104 167,353,741 225,054,050
119,242,124 210,256,934 227,847,965 406,123,875
(60,832,535) (115,038,934) (132,435,777) (273,062,682)
(5,147,105) (8,238,661) (1,529,019) (2,743,600)
(65,979,640) (123,277,595) (133,964,796) (275,806,282)
(26,244,711) (6,260,576) (125,432,920) (9,564,710)
27,017,773 80,718,763 (31,549,751) 120,752,883
1,097,377,976 1,016,659,213 2,527,017,485 2,406,264,602
$ 1,124,395,749 $ 1,097,377,976 $ 2,495,467,734 $ 2,527,017,485
$ 23,030,691 $ 17,119,051 $ 22,709,417 $ 58,375,533
— — 26,940,392 —
60,832,535 115,038,934 132,435,777 273,062,682
(119,300,264) (151,251,874) (314,913,545) (344,444,155)
(35,437,038) (19,093,889) (132,827,959) (13,005,940)
6,631,094 7,436,311 4,628,801 2,123,848
— — 4,258,206 —
5,147,105 8,238,661 1,529,019 2,743,600
(2,585,872) (2,841,659) (3,020,987) (1,426,218)
9,192,327 12,833,313 7,395,039 3,441,230
$ (26,244,711) $ (6,260,576) $ (125,432,920) $ (9,564,710)
1,931,168 1,352,921 2,021,604 5,069,110
— — 2,392,069 —
5,177,237 9,585,589 11,920,412 24,190,815
(10,110,849) (12,048,390) (28,111,880) (29,170,276)
(3,002,444) (1,109,880) (11,777,795) 89,649
564,301 594,675 408,878 179,569
— — 379,932 —
441,812 691,683 138,373 244,090
(221,046) (226,666) (267,520) (122,005)
785,067 1,059,692 659,663 301,654
(2,217,377) (50,188) (11,118,132) 391,303

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - December 31, 2020 - Investor Destinations Funds
NVIT Investor Destinations Moderately Conservative Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 12,110,200 $ 16,664,880
Net realized gains 4,781,483 21,865,224
Net change in unrealized appreciation/depreciation 46,930,831 66,113,179
Change in net assets resulting from operations 63,822,514 104,643,283
Distributions to Shareholders From:
Distributable earnings:
Class II (23,286,804) (60,168,322)
Class P (77,337) (165,374)
Change in net assets from shareholder distributions (23,364,141) (60,333,696)
Change in net assets from capital transactions (55,589,280) (22,991,000)
Change in net assets (15,130,907) 21,318,587
Net Assets:
Beginning of year 827,667,713 806,349,126
End of year $ 812,536,806 $ 827,667,713
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 29,492,292 $ 19,379,307
Dividends reinvested 23,286,804 60,168,322
Cost of shares redeemed (108,748,206) (102,801,593)
Total Class II Shares (55,969,110) (23,253,964)
Class P Shares
Proceeds from shares issued 529,727 234,831
Dividends reinvested 77,337 165,374
Cost of shares redeemed (227,234) (137,241)
Total Class P Shares 379,830 262,964
Change in net assets from capital transactions $ (55,589,280) $ (22,991,000)
SHARE TRANSACTIONS:
Class II Shares
Issued 2,798,268 1,804,091
Reinvested 2,194,798 5,703,537
Redeemed (10,302,666) (9,594,734)
Total Class II Shares (5,309,600) (2,087,106)
Class P Shares
Issued 49,998 22,040
Reinvested 7,337 15,779
Redeemed (21,561) (12,835)
Total Class P Shares 35,774 24,984
Total change in shares (5,273,826) (2,062,122)

Investor Destinations Funds - December 31, 2020 - Statements of Changes in Net Assets - 71
NVIT Investor Destinations Conservative Fund NVIT Investor Destinations Balanced Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 12,436,296 $ 14,476,454 $ 24,504,114 $ 32,157,685
1,108,158 5,300,571 12,103,954 42,176,905
38,656,809 43,952,288 100,128,655 146,309,572
52,201,263 63,729,313 136,736,723 220,644,162
(7,973,054) (28,932,415) (45,298,323) (127,406,892)
(45,574) (174,155) (294,478) (751,400)
(8,018,628) (29,106,570) (45,592,801) (128,158,292)
58,400,783 (29,325,285) (50,586,349) 15,732,136
102,583,418 5,297,458 40,557,573 108,218,006
692,737,400 687,439,942 1,591,516,267 1,483,298,261
$ 795,320,818 $ 692,737,400 $ 1,632,073,840 $ 1,591,516,267
$ 190,853,011 $ 94,224,510 $ 50,705,100 $ 26,967,759
7,973,054 28,932,415 45,298,323 127,406,892
(140,561,688) (152,877,812) (147,875,274) (140,220,667)
58,264,377 (29,720,887) (51,871,851) 14,153,984
617,023 493,909 2,046,910 1,807,724
45,574 174,155 294,478 751,400
(526,191) (272,462) (1,055,886) (980,972)
136,406 395,602 1,285,502 1,578,152
$ 58,400,783 $ (29,325,285) $ (50,586,349) $ 15,732,136
19,320,801 9,475,908 3,270,335 1,764,213
780,906 2,903,332 3,001,877 8,507,426
(14,084,984) (15,335,912) (9,873,055) (9,132,799)
6,016,723 (2,956,672) (3,600,843) 1,138,840
61,714 49,556 134,935 117,943
4,477 17,556 19,567 50,261
(51,666) (27,564) (70,235) (64,011)
14,525 39,548 84,267 104,193
6,031,248 (2,917,124) (3,516,576) 1,243,033

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - December 31, 2020 - Investor Destinations Funds
NVIT Investor Destinations Capital Appreciation Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 20,558,708 $ 27,630,666
Net realized gains (losses) 18,909,843 77,513,548
Net change in unrealized appreciation/depreciation 109,771,965 155,157,009
Change in net assets resulting from operations 149,240,516 260,301,223
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II (80,102,564) (133,689,260)
Class P (665,309) (963,384)
Change in net assets from shareholder distributions (80,767,873) (134,652,644)
Change in net assets from capital transactions (47,606,560) (40,126,230)
Change in net assets 20,866,083 85,522,349
Net Assets:
Beginning of year 1,456,445,676 1,370,923,327
End of year $ 1,477,311,759 $ 1,456,445,676
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 6,735,589 3,313,957
Proceeds from shares issued from merger (Note 10) 25,583,081 —
Dividends reinvested 80,102,564 133,689,260
Cost of shares redeemed (163,097,328) (178,743,843)
Total Class II Shares (50,676,094) (41,740,626)
Class P Shares
Proceeds from shares issued 2,220,547 1,049,544
Proceeds from shares issued from merger (Note 10) 1,378,750 —
Dividends reinvested 665,309 963,384
Cost of shares redeemed (1,195,072) (398,532)
Total Class P Shares 3,069,534 1,614,396
Change in net assets from capital transactions $ (47,606,560) $ (40,126,230)
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 388,345 192,331
Issued in merger (Note 10) 1,511,002 —
Reinvested 4,813,856 7,918,893
Redeemed (9,722,738) (10,258,931)
Total Class II Shares (3,009,535) (2,147,707)
Class P Shares
Issued 132,130 60,989
Issued in merger (Note 10) 81,814 —
Reinvested 40,176 57,265
Redeemed (70,100) (23,056)
Total Class P Shares 184,020 95,198
Total change in shares (2,825,515) (2,052,509)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2020 - Statements of Changes in Net Assets - 73
NVIT Investor Destinations Managed Growth & Income
Fund NVIT Investor Destinations Managed Growth Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 7,316,874 $ 9,919,721 $ 16,995,649 $ 23,146,741
(15,096,028) 2,208,581 (24,856,459) 18,455,118
29,200,775 45,768,601 79,598,934 116,795,015
21,421,621 57,896,903 71,738,124 158,396,874
(15,687) (52,069) (64,132) (128,195)
(5,906,096) (20,575,131) (22,184,683) (51,366,569)
— — — —
(5,921,783) (20,627,200) (22,248,815) (51,494,764)
(13,217,993) 11,837,412 (22,991,502) 32,595,040
2,281,845 49,107,115 26,497,807 139,497,150
493,956,085 444,848,970 1,187,580,919 1,048,083,769
$ 496,237,930 $ 493,956,085 $ 1,214,078,726 $ 1,187,580,919
$ 247,161 $ 203,324 $ 531,740 $ 636,856
15,687 52,069 64,132 128,195
(128,758) (65,621) (242,351) (240,280)
134,090 189,772 353,521 524,771
8,624,157 21,579,908 17,654,377 25,416,369
— — — —
5,906,096 20,575,131 22,184,683 51,366,569
(27,882,336) (30,507,399) (63,184,083) (44,712,669)
(13,352,083) 11,647,640 (23,345,023) 32,070,269
— — — —
— — — —
— — — —
— — — —
— — — —
$ (13,217,993) $ 11,837,412 $ (22,991,502) $ 32,595,040
22,618 18,869 48,101 56,149
1,444 4,775 5,767 11,389
(11,798) (6,045) (21,559) (21,204)
12,264 17,599 32,309 46,334
796,184 2,002,528 1,628,792 2,283,871
— — — —
545,346 1,891,295 1,998,620 4,574,076
(2,579,398) (2,801,377) (5,658,165) (4,007,907)
(1,237,868) 1,092,446 (2,030,753) 2,850,040
— — — —
— — — —
— — — —
— — — —
— — — —
(1,225,604) 1,110,045 (1,998,444) 2,896,374

74 - Statements of Cash Flows - December 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ 63,822,514 $ 52,201,26 3
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (48,744,560) (181,492,346)
Proceeds from disposition of investment securities of affiliated issuers 169,651,370 167,721,844
Purchase of investment securities of unaffiliated issuers (39,828,946) (33,081,147)
Proceeds from disposition of investment securities of unaffiliated issuers 2,098,728 591,967
Purchase of short-term investments, net (1,307,618) (27,235,138)
Reinvestment of dividend income from affiliated issuers (13,667,996) (12,839,851)
Reinvestment of interest income from affiliated issuers (2,629,154) (3,738,509)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers (43,924,869) (38,021,43 5 )
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers (3,005,962) (635,374)
Reinvestment of net realized gains distributions from affiliated issuers (8,595,845) (4,704,944)
Net realized (gain) loss from investment transactions with affiliated issuers 3,990,405 3,628,246
Net realized (gain) loss from transactions in investment securities (176,043) (31,460)
(Increase) decrease in reimbursement from investment adviser – –
(Increase) decrease in receivable for investments sold 519,628 –
(Increase) decrease in securities lending income receivable (2,866) (1,875)
(Increase) decrease in interest and dividends receivable 1 (92)
(Increase) decrease in variation margin receivable – –
(Increase) decrease in prepaid expenses 74 29
Increase (decrease) in payable for investments purchased – (135,018)
Increase (decrease) in collateral for securities lending payable 1,307,618 27,235,138
Increase (decrease) in variation margin payable – –
Increase (decrease) in investment advisory fees payable (1,895) 9,610
Increase (decrease) in fund administration fees payable 524 2,768
Increase (decrease) in distribution fees payable (3,635) 18,490
Increase (decrease) in administrative servicing fees payable (1,902) 10,218
Increase (decrease) in accounting and transfer agent fees payable (39) (24)
Increase (decrease) in trustee fees payable 358 430
Increase (decrease) in custodian fees payable (6,822) (7,533)
Increase (decrease) in compliance program costs payable (25) 93
Increase (decrease) in professional fees payable (5,369) (5,031)
Increase (decrease) in printing fees payable (1,833) (1,260)
Increase (decrease) in other payables (1,081) (1,88 5 )
Net cash provided by (used by) operating activities 79,484,760 (50,512,826)
Cash flows provided by (used in) financing activities
Proceeds from shares issued 30,036,906 191,771,702
Cost of shares redeemed (109,219,290) (141,045,079)
Increase (decrease) in cash overdraft (1,797) (11,859)
Net cash provided by (used by) financing activities (79,184,181) 50,714,764
Net increase (decrease) in cash 300,579 201,938
Cash and restricted cash:
Beginning of period – –
End of period $ 300,579 $ 201,938
Reconciliation of cash and restricted cash at the end of the period to the
Statement of Assets and Liabilities:
Cash $ 300,579 $ 201,938
Restricted Cash:
Deposits with broker for futures – –
$ 300,579 $ 201,938

Investor Destinations Funds - December 31, 2020 - Statements of Cash Flows - 75
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Managed
Growth & Income Fund
$ 136,736,723 $ 21,421,62 1
(123,497,823) (32,646,985)
270,755,812 80,143,984
(44,791,806) (13,679,847)
2,074,964 977,156
(10,833,903) (1,925,941)
(28,393,235) (8,459,989)
(4,455,772) (1,342,092)
(96,565,83 1 ) (28,803,676)
(3,562,824) (1,035,213)
(20,199,925) (6,015,851)
8,240,654 1,878,565
(144,683) (53,851)
– (5,420)
320,893 93,611
(3,500) (960)
(39) 15,333
– 248,655
66 (15)
133,240 174,542
10,833,903 1,925,941
– 60,374
3,532 (37)
1,513 879
6,806 (116)
4,256 (38)
(29) (13)
589 189
(8,645) (1,696)
(23) (4)
(5,427) (5,081)
(2,103) (4,079)
1,659 (1,130)
96,649,042 1 2 , 958 , 816
52,778,218 8,858,325
(148,812,378) (28, 010 , 407 )
(5,534) (98,619)
(96,039,694) (19,250,701)
609,348 (6,291,885)
– 15,823,037
$ 609,348 $ 9,531,152
$ 609,348 $ 3,894,268
– 5,636,884
$ 609,348 $ 9,531,152

76 - Statements of Cash Flows - December 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $23,364,141 $8,018,628
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $24,892,995 $21,283,304
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - December 31, 2020 - Statements of Cash Flows - 77
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Managed
Growth & Income Fund
$45,592,801 $5,921,783
$53,048,932 $15,817,932

78 - Financial Highlights - December 31, 2020 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Aggressive Fund
Class II Shares
Year Ended December 31,
2020 $ 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) $ 13.05 12.82% $ 296,577,786 0.59% 1.53% 0.59% 15.71%
Year Ended December 31,
2019 $ 11.21 0.23 2.34 2.57 (0.24) (1.14) (1.38) $ 12.40 23.73% $ 267,227,664 0.59% 1.86% 0.59% 12.92%(g)
Year Ended December 31,
2018 $ 13.60 0.19 (1.27) (1.08) (0.19) (1.12) (1.31) $ 11.21 (8.85)% $ 241,289,511 0.59% 1.42% 0.59% 17.14%
Year Ended December 31,
2017 $ 12.56 0.19 2.06 2.25 (0.20) (1.01) (1.21) $ 13.60 18.43% $ 297,792,516 0.59% 1.46% 0.59% 17.58%
Year Ended December 31,
2016 $ 12.61 0.19 0.95 1.14 (0.20) (0.99) (1.19) $ 12.56 9.47% $ 268,268,215 0.59% 1.54% 0.59% 13.64%
Class P Shares
Year Ended December 31,
2020 $ 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) $ 12.96 13.00% $ 33,464,609 0.44% 1.75% 0.44% 15.71%
Year Ended December 31,
2019 $ 11.14 0.27 2.29 2.56 (0.26) (1.14) (1.40) $ 12.30 23.80% $ 26,844,306 0.44% 2.19% 0.44% 12.92%(g)
Year Ended December 31,
2018 $ 13.52 0.22 (1.27) (1.05) (0.21) (1.12) (1.33) $ 11.14 (8.66)% $ 19,452,693 0.44% 1.70% 0.44% 17.14%
Year Ended December 31,
2017 $ 12.49 0.25 2.02 2.27 (0.23) (1.01) (1.24) $ 13.52 18.65% $ 19,071,860 0.44% 1.88% 0.44% 17.58%
Year Ended December 31,
2016 $ 12.56 0.25 0.90 1.15 (0.23) (0.99) (1.22) $ 12.49 9.52% $ 12,672,755 0.44% 1.96% 0.44% 13.64%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2020 - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderately Aggressive Fund
Class II Shares
Year Ended December 31,
2020 $ 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) $ 13.15 12.33% $ 1,034,734,162 0.58% 1.49% 0.58% 13.54%
Year Ended December 31,
2019 $ 11.58 0.24 2.19 2.43 (0.25) (1.25) (1.50) $ 12.51 21.83% $ 1,021,890,580 0.57% 1.89% 0.57% 11.88%(g)
Year Ended December 31,
2018 $ 14.11 0.21 (1.17) (0.96) (0.21) (1.36) (1.57) $ 11.58 (7.73)% $ 958,861,754 0.57% 1.54% 0.57% 10.53%
Year Ended December 31,
2017 $ 13.12 0.21 1.92 2.13 (0.22) (0.92) (1.14) $ 14.11 16.68% $ 1,188,296,474 0.57% 1.49% 0.57% 11.81%
Year Ended December 31,
2016 $ 13.29 0.22 0.86 1.08 (0.23) (1.02) (1.25) $ 13.12 8.48% $ 1,147,160,227 0.57% 1.63% 0.57% 7.23%
Class P Shares
Year Ended December 31,
2020 $ 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) $ 13.04 12.53% $ 89,661,587 0.43% 1.75% 0.43% 13.54%
Year Ended December 31,
2019 $ 11.48 0.28 2.16 2.44 (0.28) (1.25) (1.53) $ 12.39 22.04% $ 75,487,396 0.42% 2.22% 0.42% 11.88%(g)
Year Ended December 31,
2018 $ 14.01 0.26 (1.19) (0.93) (0.24) (1.36) (1.60) $ 11.48 (7.61)% $ 57,797,459 0.42% 1.90% 0.42% 10.53%
Year Ended December 31,
2017 $ 13.04 0.26 1.88 2.14 (0.25) (0.92) (1.17) $ 14.01 16.83% $ 55,403,998 0.42% 1.86% 0.42% 11.81%
Year Ended December 31,
2016 $ 13.22 0.27 0.83 1.10 (0.26) (1.02) (1.28) $ 13.04 8.64% $ 40,685,751 0.42% 2.08% 0.42% 7.23%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

80 - Financial Highlights - December 31, 2020 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderate Fund
Class II Shares
Year Ended December 31,
2020 $ 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) $ 12.07 10.34% $ 2,461,084,926 0.57% 1.56% 0.57% 12.14%
Year Ended December 31,
2019 $ 11.06 0.24 1.66 1.90 (0.25) (1.11) (1.36) $ 11.60 17.74% $ 2,501,623,787 0.57% 1.99% 0.57% 11.80%(g)
Year Ended December 31,
2018 $ 13.02 0.22 (0.89) (0.67) (0.22) (1.07) (1.29) $ 11.06 (5.68)% $ 2,385,344,671 0.57% 1.73% 0.57% 11.64%
Year Ended December 31,
2017 $ 12.47 0.21 1.37 1.58 (0.23) (0.80) 1.03 $ 13.02 12.93% $ 2,859,354,097 0.57% 1.62% 0.57% 10.36%
Year Ended December 31,
2016 $ 12.54 0.22 0.66 0.88 (0.24) (0.71) (0.95) $ 12.47 7.14% $ 2,773,909,639 0.57% 1.75% 0.57% 6.95%
Class P Shares
Year Ended December 31,
2020 $ 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) $ 12.02 10.59% $ 34,382,808 0.42% 1.98% 0.42% 12.14%
Year Ended December 31,
2019 $ 11.01 0.27 1.63 1.90 (0.27) (1.11) (1.38) $ 11.53 17.83% $ 25,393,698 0.42% 2.28% 0.42% 11.80%(g)
Year Ended December 31,
2018 $ 12.97 0.26 (0.90) (0.64) (0.25) (1.07) (1.32) $ 11.01 (5.53)% $ 20,919,931 0.42% 2.03% 0.42% 11.64%
Year Ended December 31,
2017 $ 12.42 0.24 1.36 1.60 (0.25) (0.80) (1.05) $ 12.97 13.16% $ 20,936,285 0.42% 1.86% 0.42% 10.36%
Year Ended December 31,
2016 $ 12.50 0.28 0.61 0.89 (0.26) (0.71) (0.97) $ 12.42 7.28% $ 17,789,475 0.42% 2.23% 0.42% 6.95%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2020 - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderately Conservative
Fund
Class II Shares
Year Ended December 31,
2020 $ 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) $ 11.25 8.55% $ 809,718,311 0.58% 1.54% 0.58% 14.41%
Year Ended December 31,
2019 $ 10.14 0.22 1.12 1.34 (0.23) (0.57) (0.80) $ 10.68 13.48% $ 825,374,838 0.58% 2.01% 0.58% 8.43%(g)
Year Ended December 31,
2018 $ 11.37 0.21 (0.61) (0.40) (0.21) (0.62) (0.83) $ 10.14 (3.73)% $ 804,423,216 0.57% 1.87% 0.57% 10.79%
Year Ended December 31,
2017 $ 11.07 0.20 0.80 1.00 (0.21) (0.49) (0.70) $ 11.37 9.21% $ 929,931,161 0.57% 1.72% 0.57% 10.93%
Year Ended December 31,
2016 $ 11.08 0.21 0.42 0.63 (0.22) (0.42) (0.64) $ 11.07 5.70% $ 937,189,821 0.57% 1.84% 0.57% 10.47%
Class P Shares
Year Ended December 31,
2020 $ 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) $ 11.18 8.71% $ 2,818,495 0.43% 1.83% 0.43% 14.41%
Year Ended December 31,
2019 $ 10.07 0.24 1.11 1.35 (0.25) (0.57) (0.82) $ 10.60 13.67% $ 2,292,875 0.43% 2.28% 0.43% 8.43%(g)
Year Ended December 31,
2018 $ 11.30 0.24 (0.62) (0.38) (0.23) (0.62) (0.85) $ 10.07 (3.58)% $ 1,925,910 0.42% 2.14% 0.42% 10.79%
Year Ended December 31,
2017 $ 11.01 0.22 0.79 1.01 (0.23) (0.49) (0.72) $ 11.30 9.33% $ 1,892,566 0.42% 1.90% 0.42% 10.93%
Year Ended December 31,
2016 $ 11.03 0.23 0.41 0.64 (0.24) (0.42) (0.66) $ 11.01 5.83% $ 1,787,867 0.42% 2.10% 0.42% 10.47%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

82 - Financial Highlights - December 31, 2020 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Conservative Fund
Class II Shares
Year Ended December 31,
2020 $ 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) $ 10.54 6.71% $ 790,805,366 0.58% 1.66% 0.58% 22.58%
Year Ended December 31,
2019 $ 9.50 0.20 0.70 0.90 (0.22) (0.20) (0.42) $ 9.98 9.53% $ 688,612,905 0.58% 2.06% 0.58% 15.84%(g)
Year Ended December 31,
2018 $ 10.08 0.20 (0.38) (0.18) (0.20) (0.20) (0.40) $ 9.50 (1.80)% $ 683,884,962 0.58% 2.02% 0.58% 16.29%
Year Ended December 31,
2017 $ 9.93 0.18 0.38 0.56 (0.20) (0.21) (0.41) $ 10.08 5.68% $ 748,138,526 0.57% 1.79% 0.57% 12.99%
Year Ended December 31,
2016 $ 9.92 0.19 0.23 0.42 (0.20) (0.21) (0.41) $ 9.93 4.26% $ 796,573,129 0.57% 1.88% 0.57% 16.88%
Class P Shares
Year Ended December 31,
2020 $ 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) $ 10.51 6.95% $ 4,515,452 0.43% 1.82% 0.43% 22.58%
Year Ended December 31,
2019 $ 9.46 0.23 0.67 0.90 (0.23) (0.20) (0.43) $ 9.93 9.65% $ 4,124,495 0.43% 2.30% 0.43% 15.84%(g)
Year Ended December 31,
2018 $ 10.04 0.23 (0.39) (0.16) (0.22) (0.20) (0.42) $ 9.46 (1.62)% $ 3,554,980 0.43% 2.32% 0.43% 16.29%
Year Ended December 31,
2017 $ 9.89 0.21 0.37 0.58 (0.22) (0.21) (0.43) $ 10.04 5.89% $ 2,914,874 0.42% 2.06% 0.42% 12.99%
Year Ended December 31,
2016 $ 9.89 0.21 0.22 0.43 (0.22) (0.21) (0.43) $ 9.89 4.35% $ 2,473,609 0.42% 2.10% 0.42% 16.88%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2020 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Balanced Fund
Class II Shares
Year Ended December 31,
2020 $ 15.26 0.24 1.16 1.40 (0.02) (0.44) (0.46) $ 16.20 9.41% $ 1,620,709,027 0.57% 1.61% 0.57% 14.53%
Year Ended December 31,
2019 $ 14.39 0.32 1.84 2.16 (0.33) (0.96) (1.29) $ 15.26 15.34% $ 1,582,104,171 0.57% 2.06% 0.57% 12.40%(g)
Year Ended December 31,
2018 $ 16.11 0.30 (1.04) (0.74) (0.30) (0.68) (0.98) $ 14.39 (4.85)% $ 1,475,911,717 0.57% 1.87% 0.57% 13.01%
Year Ended December 31,
2017 $ 15.12 0.27 1.40 1.67 (0.29) (0.39) (0.68) $ 16.11 11.13% $ 1,655,714,228 0.57% 1.73% 0.57% 10.76%
Year Ended December 31,
2016 $ 14.84 0.29 0.64 0.93 (0.29) (0.36) (0.65) $ 15.12 6.30% $ 1,547,268,999 0.57% 1.92% 0.57% 6.90%
Class P Shares
Year Ended December 31,
2020 $ 15.21 0.29 1.12 1.41 (0.02) (0.44) (0.46) $ 16.16 9.50% $ 11,364,813 0.42% 1.91% 0.42% 14.53%
Year Ended December 31,
2019 $ 14.35 0.37 1.81 2.18 (0.36) (0.96) (1.32) $ 15.21 15.51% $ 9,412,096 0.42% 2.42% 0.42% 12.40%(g)
Year Ended December 31,
2018 $ 16.06 0.34 (1.04) (0.70) (0.33) (0.68) (1.01) $ 14.35 (4.63)% $ 7,386,544 0.42% 2.16% 0.42% 13.01%
Year Ended December 31,
2017 $ 15.08 0.31 1.38 1.69 (0.32) (0.39) (0.71) $ 16.06 11.27% $ 6,863,155 0.42% 1.98% 0.42% 10.76%
Year Ended December 31,
2016 $ 14.81 0.33 0.61 0.94 (0.31) (0.36) (0.67) $ 15.08 6.42% $ 5,460,690 0.42% 2.21% 0.42% 6.90%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

84 - Financial Highlights - December 31, 2020 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Capital Appreciation Fund
Class II Shares
Year Ended December 31,
2020 $ 17.45 0.26 1.66 1.92 (0.03) (1.02) (1.05) $ 18.32 11.62% $ 1,462,628,396 0.57% 1.52% 0.57% 12.84%
Year Ended December 31,
2019 $ 16.03 0.33 2.78 3.11 (0.36) (1.33) (1.69) $ 17.45 19.94% $ 1,445,670,067 0.57% 1.91% 0.57% 9.90%(g)
Year Ended December 31,
2018 $ 18.57 0.30 (1.41) (1.11) (0.30) (1.13) (1.43) $ 16.03 (6.47)% $ 1,362,536,105 0.57% 1.63% 0.57% 11.49%
Year Ended December 31,
2017 $ 17.06 0.28 2.21 2.49 (0.30) (0.68) (0.98) $ 18.57 14.81% $ 1,601,948,889 0.57% 1.56% 0.57% 11.50%
Year Ended December 31,
2016 $ 16.78 0.29 0.99 1.28 (0.31) (0.69) (1.00) $ 17.06 7.74% $ 1,501,709,451 0.57% 1.72% 0.57% 6.98%
Class P Shares
Year Ended December 31,
2020 $ 17.35 0.33 1.61 1.94 (0.03) (1.02) (1.05) $ 18.24 11.80% $ 14,683,363 0.42% 1.96% 0.42% 12.84%
Year Ended December 31,
2019 $ 15.95 0.39 2.73 3.12 (0.39) (1.33) (1.72) $ 17.35 20.11% $ 10,775,609 0.42% 2.25% 0.42% 9.90%(g)
Year Ended December 31,
2018 $ 18.50 0.37 (1.45) (1.08) (0.34) (1.13) (1.47) $ 15.95 (6.36)% $ 8,387,222 0.42% 2.03% 0.42% 11.49%
Year Ended December 31,
2017 $ 17.00 0.34 2.18 2.52 (0.34) (0.68) (1.02) $ 18.50 14.99% $ 7,596,362 0.42% 1.89% 0.42% 11.50%
Year Ended December 31,
2016 $ 16.72 0.35 0.96 1.31 (0.34) (0.69) (1.03) $ 17.00 7.95% $ 5,718,553 0.42% 2.05% 0.42% 6.98%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2020 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Investor Destinations
Managed Growth & Income
Fund
Class I Shares
Year Ended December 31,
2020 $ 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) $ 11.45 4.83% $ 1,402,080 0.30% 1.91% 0.35% 13.58%
Year Ended December 31,
2019 $ 10.21 0.26 1.10 1.36 (0.27) (0.24) (0.51) $ 11.06 13.37% $ 1,218,343 0.30% 2.44% 0.35% 18.32%(h)
Year Ended December 31,
2018 $ 11.63 0.26 (0.85) (0.59) (0.24) (0.59) (0.83) $ 10.21 (5.38)% $ 945,358 0.30% 2.28% 0.35% 14.15%
Year Ended December 31,
2017 $ 10.47 0.23 1.27 1.50 (0.23) (0.11) (0.34) $ 11.63 14.30% $ 824,776 0.30% 2.03% 0.35% 11.42%
Year Ended December 31,
2016 $ 10.08 0.19 0.41 0.60 (0.21) — (0.21) $ 10.47 5.94% $ 591,112 0.30% 1.88% 0.35% 11.31%
Class II Shares
Year Ended December 31,
2020 $ 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) $ 11.41 4.56% $ 494,835,850 0.55% 1.54% 0.60% 13.58%
Year Ended December 31,
2019 $ 10.21 0.23 1.09 1.32 (0.24) (0.24) (0.48) $ 11.05 13.00% $ 492,737,742 0.55% 2.09% 0.60% 18.32%(h)
Year Ended December 31,
2018 $ 11.63 0.21 (0.83) (0.62) (0.21) (0.59) (0.80) $ 10.21 (5.63)% $ 443,903,612 0.55% 1.87% 0.60% 14.15%
Year Ended December 31,
2017 $ 10.47 0.19 1.28 1.47 (0.20) (0.11) (0.31) $ 11.63 14.03% $ 477,401,451 0.55% 1.69% 0.60% 11.42%
Year Ended December 31,
2016 $ 10.08 0.18 0.40 0.58 (0.19) — (0.19) $ 10.47 5.71% $ 413,895,760 0.55% 1.79% 0.60% 11.31%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

86 - Financial Highlights - December 31, 2020 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Investor Destinations
Managed Growth Fund
Class I Shares
Year Ended December 31,
2020 $ 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) $ 12.01 6.59% $ 3,607,757 0.31% 1.88% 0.35% 13.50%
Year Ended December 31,
2019 $ 10.43 0.27 1.33 1.60 (0.27) (0.27) (0.54) $ 11.49 15.52% $ 3,080,642 0.31% 2.39% 0.34% 14.79%(h)
Year Ended December 31,
2018 $ 12.02 0.24 (0.90) (0.66) (0.23) (0.70) (0.93) $ 10.43 (5.82)% $ 2,313,357 0.31% 2.11% 0.34% 12.01%
Year Ended December 31,
2017 $ 10.55 0.23 1.58 1.81 (0.22) (0.12) (0.34) $ 12.02 17.23% $ 2,233,996 0.31% 2.00% 0.34% 9.52%
Year Ended December 31,
2016 $ 10.03 0.29 0.44 0.73 (0.21) — (0.21) $ 10.55 7.23% $ 1,538,713 0.31% 2.81% 0.34% 8.34%
Class II Shares
Year Ended December 31,
2020 $ 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) $ 11.98 6.33% $ 1,210,470,969 0.56% 1.49% 0.60% 13.50%
Year Ended December 31,
2019 $ 10.43 0.23 1.34 1.57 (0.24) (0.27) (0.51) $ 11.49 15.25% $ 1,184,500,277 0.56% 2.06% 0.59% 14.79%(h)
Year Ended December 31,
2018 $ 12.02 0.21 (0.90) (0.69) (0.20) (0.70) (0.90) $ 10.43 (6.05)% $ 1,045,770,412 0.56% 1.78% 0.59% 12.01%
Year Ended December 31,
2017 $ 10.55 0.19 1.59 1.78 (0.19) (0.12) (0.31) $ 12.02 16.96% $ 1,088,593,786 0.56% 1.64% 0.59% 9.52%
Year Ended December 31,
2016 $ 10.03 0.18 0.52 0.70 (0.18) — (0.18) $ 10.55 6.95% $ 886,774,641 0.56% 1.77% 0.59% 8.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 87
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2020, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, and Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC.
Shares of Investor Destinations Moderate and Investor
Destinations Capital Appreciation are also held by other
unaffiliated insurance companies.
Each Fund operates as a “fund-of-funds”, which means that the
Fund pursues its objective(s) by allocating its investments
primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the
“Underlying Funds”), and may have additional investment and
concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide
Contract”) issued by NLIC.
The Funds, as applicable, currently offer Class I, Class II
and Class P shares. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund
and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets

88 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund. Shares of
exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds
and shares of exchange traded funds valued in this manner
are generally categorized as Level 1 investments within the
hierarchy. Repurchase agreements are valued at amortized
cost, which approximates fair value, and are generally
categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, other series of NMF, and other series of ESS (together, the “series of the
Trusts”), which are open-end investment companies generally
available to the public and other investment companies. The
Funds’ Schedules of Investments list each Underlying Fund
held as of period end as an investment of each Fund, but do
not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the year ended December 31, 2020, the rates for the Nationwide Contract were as follows:
Effective Date End Date Rate of Interest
January 1, 2020 March 31, 2020 2.50%
April 1, 2020 June 30, 2020 2.25%
July 1, 2020 September 30, 2020 2.25%
October 1, 2020 December 30, 2020 2.20%
January 1, 20 21 no less than 0.00% per annum.

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 89
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 24,925,859 $ – $ – $ 24,925,859
Investment Companies 298,947,477 – – 298,947,477
Investment Contract – – 6,337,026 6,337,026
Repurchase Agreements – 63,135 – 63,135
Total $ 323,873,336 $ 63,135 $ 6,337,026 $ 330,273,497
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 103,009,796 $ – $ – $ 103,009,796
Investment Companies 992,706,523 – – 992,706,523
Investment Contract – – 29,228,167 29,228,167
Repurchase Agreements – 1,323,113 – 1,323,113
Total $ 1,095,716,319 $ 1,323,113 $ 29,228,167 $ 1,126,267,599
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 130,176,346 $ – $ – $ 130,176,346
Investment Companies 2,162,694,558 – – 2,162,694,558
Investment Contract – – 203,856,898 203,856,898
Repurchase Agreements – 9,576,830 – 9,576,830
Total $ 2,292,870,904 $ 9,576,830 $ 203,856,898 $ 2,506,304,632
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 61,458,254 $ – $ – $ 61,458,254
Investment Companies 644,750,331 – – 644,750,331
Investment Contract – – 106,742,098 106,742,098
Repurchase Agreements – 1,310,743 – 1,310,743
Total $ 706,208,585 $ 1,310,743 $ 106,742,098 $ 814,261,426
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 53,587,475 $ – $ – $ 53,587,475
Investment Companies 584,766,171 – – 584,766,171
Investment Contract – – 157,352,769 157,352,769
Repurchase Agreements – 27,235,138 – 27,235,138
Total $ 638,353,646 $ 27,235,138 $ 157,352,769 $ 822,941,553

90 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 87,046,804 $ – $ – $ 87,046,804
Investment Companies 1,360,858,663 – – 1,360,858,663
Investment Contract – – 184,951,846 184,951,846
Repurchase Agreements – 10,877,653 – 10,877,653
Total $ 1,447,905,467 $ 10,877,653 $ 184,951,846 $ 1,643,734,966
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 124,633,927 $ – $ – $ 124,633,927
Investment Companies 1,291,939,795 – – 1,291,939,795
Investment Contract – – 61,484,744 61,484,744
Repurchase Agreements – 24,325,944 – 24,325,944
Total $ 1,416,573,722 $ 24,325,944 $ 61,484,744 $ 1,502,384,410
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 25,848,108 $ – $ – $ 25,848,108
Futures Contracts 1,086,203 – – 1,086,203
Investment Companies 406,120,867 – – 406,120,867
Investment Contract – – 55,199,547 55,199,547
Repurchase Agreements – 1,925,941 – 1,925,941
Total $ 433,055,178 $ 1,925,941 $ 55,199,547 $ 490,180,666
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 60,756,030 $ – $ – $ 60,756,030
Futures Contracts 5,559,131 – – 5,559,131
Investment Companies 1,011,141,312 – – 1,011,141,312
Investment Contract – – 95,314,173 95,314,173
Repurchase Agreements – 11,086,296 – 11,086,296
Total $ 1,077,456,473 $ 11,086,296 $ 95,314,173 $ 1,183,856,942
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Investor Destinations Aggressive
Investment
Contract Total
Balance as of December 31, 2019 $ 5,481,755 $ 5,481,755
Purchases
*
1,423,781 1,423,781
Sales (568,510) (568,510)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2020 $ 6,337,026 $ 6,337,026

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 91
Investor Destinations Moderately Aggressive
Investment
Contract Total
Balance as of December 31, 2019 $ 30,707,836 $ 30,707,836
Purchases
*
3,142,848 3,142,848
Sales (4,622,517) (4,622,517)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2020 $ 29,228,167 $ 29,228,167
Investor Destinations Moderate
Investment
Contract Total
Balance as of December 31, 2019 $ 238,293,724 $ 238,293,724
Purchases
*
19,232,622 19,232,622
Sales (53,669,448) (53,669,448)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2020 $ 203,856,898 $ 203,856,898
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of December 31, 2019 $ 122,937,286 $ 122,937,286
Purchases
*
9,560,921 9,560,921
Sales (25,756,109) (25,756,109)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2020 $ 106,742,098 $ 106,742,098
Investor Destinations Conservative
Investment
Contract Total
Balance as of December 31, 2019 $ 157,988,678 $ 157,988,678
Purchases
*
44,446,042 44,446,042
Sales (45,081,951) (45,081,951)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2020 $ 157,352,769 $ 157,352,769
Investor Destinations Balanced
Investment
Contract Total
Balance as of December 31, 2019 $ 211,585,099 $ 211,585,099
Purchases
*
18,947,424 18,947,424
Sales (45,580,677) (45,580,677)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2020 $ 184,951,846 $ 184,951,846
Investor Destinations Capital Appreciation
Investment
Contract Total
Balance as of December 31, 2019 $ 68,150,362 $ 68,150,362
Purchases
*
6,739,010 6,739,010
Sales (13,404,628) (13,404,628)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2020 $ 61,484,744 $ 61,484,744

92 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
Amounts designated as “—” are zero or have been rounded to zero.
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying
Fund's valuation policies, please refer to the affiliated
Underlying Fund’s most recent annual report to shareholders
which can be found at www.nationwide.com/mutualfundsnvit
for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying
Fund's valuation policies, please refer to the unaffiliated
Underlying Fund’s most recent annual or semiannual report.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At December 31, 2020, the Funds did not have overdrawn
balances.
Investor Destinations Managed Growth & Income
Investment
Contract Total
Balance as of December 31, 2019 $ 63,585,267 $ 63,585,267
Purchases
*
4,696,473 4,696,473
Sales (13,082,193) (13,082,193)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2020 $ 55,199,547 $ 55,199,547
Investor Destinations Managed Growth
Investment
Contract Total
Balance as of December 31, 2019 $ 107,640,578 $ 107,640,578
Purchases
*
7,875,621 7,875,621
Sales (20,202,026) (20,202,026)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2020 $ 95,314,173 $ 95,314,173
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.20% (2.20%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 93
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Investor Destinations Managed Growth & Income and Investor
Destinations Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects.
First, each Fund has set a baseline target equity exposure
of 60%, which is represented by the Fund’s allocations to
underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures
contracts, each Fund may increase its equity exposure to a
maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2020:
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 1,086,203
Total $ 1,086,203
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 5,559,131
Total $ 5,559,131

94 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2020
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2020:
Securities Lending
During the year ended December 31, 2020, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (19,287,165)
Total $ (19,287,165)
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (37,365,190)
Total $ (37,365,190)
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (638,114)
Total $ (638,114)
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (60,590)
Total $ (60,590)
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 24,661,516
Average Notional Balance Short $ 53,941,634
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 104,668,320
Average Notional Balance Short $ 94,907,218

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 95
of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-
market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
At December 31, 2020, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Investor Destinations Aggressive $ 63,135
Investor Destinations Moderately Aggressive 1,323,113
Investor Destinations Moderate 9,576,830
Investor Destinations Moderately Conservative 1,310,743
Investor Destinations Conservative 27,235,138
Investor Destinations Balanced 10,877,653
Investor Destinations Capital Appreciation 24,325,944
Investor Destinations Managed Growth & Income 1,925,941
Investor Destinations Managed Growth 11,086,296

96 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
At December 31, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
At December 31, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $69,800,620, collateralized by U.S. Government
Agency Securities, 4.00%, maturing 3/20/2050; total market value $71,196,000.
BofA Securities, Inc., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $19,000,169, collateralized by U.S. Government
Agency Securities, ranging from 2.00% - 4.00%, maturing 12/25/2029 - 8/25/2050; total market value $19,380,000.
Cantor Fitzgerald & Co., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $115,014,935, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 4/1/2021 - 2/20/2067; total market value $117,314,192.
CF Secured, LLC, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $51,000,453, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 11/30/2022 - 11/20/2070; total market value $52,020,504.
HSBC Bank plc, 0.10%, dated 12/31/2020, due 1/4/2021, repurchase price $347,341,670, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.00%, maturing 9/9/2021 - 8/15/2050; total market value $354,427,338.
NatWest Markets Securities, Inc., 0.08%, dated 12/28/2020, due 1/4/2021, repurchase price $50,000,078, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 1.00%, maturing 1/15/2021 - 7/15/2030; total market value $51,000,806.
Pershing LLC, 0.12%, dated 12/31/2020, due 1/4/2021, repurchase price $53,000,707, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 10.00%, maturing 2/15/2021 - 5/20/2070; total market value $54,060,000.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Aggressive
Cantor Fitzgerald
& Co. $ 25,324 $ – $ 25,324 $ (25,324) $ –
Investor
Destinations
Aggressive HSBC Bank plc 37,811 – 37,811 (37,811) –
Total $ 63,135 $ – $ 63,135 $ (63,135) $ –

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 97
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Aggressive
Cantor Fitzgerald
& Co. $ 823,113 $ – $ 823,113 $ (823,113) $ –
Investor
Destinations
Moderately
Aggressive HSBC Bank plc 500,000 – 500,000 (500,000) –
Total $ 1,323,113 $ – $ 1,323,113 $ (1,323,113) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderate
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Investor
Destinations
Moderate
Cantor Fitzgerald
& Co. 576,830 – 576,830 (576,830) –
Investor
Destinations
Moderate CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Investor
Destinations
Moderate HSBC Bank plc 2,000,000 – 2,000,000 (2,000,000) –
Investor
Destinations
Moderate
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 9,576,830 $ – $ 9,576,830 $ (9,576,830) $ –

98 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Conservative
Cantor Fitzgerald
& Co. $ 610,743 $ – $ 610,743 $ (610,743) $ –
Investor
Destinations
Moderately
Conservative HSBC Bank plc 700,000 – 700,000 (700,000) –
Total $ 1,310,743 $ – $ 1,310,743 $ (1,310,743) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Conservative
Bank of America
NA $ 8,000,000 $ – $ 8,000,000 $ (8,000,000) $ –
Investor
Destinations
Conservative
Cantor Fitzgerald
& Co. 835,138 – 835,138 (835,138) –
Investor
Destinations
Conservative CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Investor
Destinations
Conservative HSBC Bank plc 16,400,000 – 16,400,000 (16,400,000) –
Investor
Destinations
Conservative Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 27,235,138 $ – $ 27,235,138 $ (27,235,138) $ –

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 99
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Balanced
Cantor Fitzgerald
& Co. $ 4,877,653 $ – $ 4,877,653 $ (4,877,653) $ –
Investor
Destinations
Balanced HSBC Bank plc 6,000,000 – 6,000,000 (6,000,000) –
Total $ 10,877,653 $ – $ 10,877,653 $ (10,877,653) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Capital
Appreciation
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Investor
Destinations
Capital
Appreciation
BofA Securities,
Inc. 1,000,000 – 1,000,000 (1,000,000) –
Investor
Destinations
Capital
Appreciation
Cantor Fitzgerald
& Co. 1,325,944 – 1,325,944 (1,325,944) –
Investor
Destinations
Capital
Appreciation CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Investor
Destinations
Capital
Appreciation HSBC Bank plc 15,000,000 – 15,000,000 (15,000,000) –

100 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Capital
Appreciation
NatWest Markets
Securities, Inc. $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Total $ 24,325,944 $ – $ 24,325,944 $ (24,325,944) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
& Income
Cantor Fitzgerald
& Co. $ 825,941 $ – $ 825,941 $ (825,941) $ –
Investor
Destinations
Managed Growth
& Income HSBC Bank plc 1,100,000 – 1,100,000 (1,100,000) –
Total $ 1,925,941 $ – $ 1,925,941 $ (1,925,941) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
BofA Securities,
Inc. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 101
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2020 are primarily attributable to investments in regulated investment companies. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2020 may primarily be attributable to mark-to-market adjustments on futures, outstanding straddle loss deferrals, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
For the year ended December 31, 2020, the Funds have
no reclassifications between capital and total distributable earnings.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
Cantor Fitzgerald
& Co. $ 1,086,296 $ – $ 1,086,296 $ (1,086,296) $ –
Investor
Destinations
Managed Growth CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Investor
Destinations
Managed Growth HSBC Bank plc 8,000,000 – 8,000,000 (8,000,000) –
Total $ 11,086,296 $ – $ 11,086,296 $ (11,086,296) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At December 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

102 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected Nationwide Asset Management, LLC (the
“Subadviser”) as subadviser for Investor Destinations Managed
Growth & Income and Investor Destinations Managed Growth,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2020, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser an aggregate of $68,465 during the year ended December 31, 2020.
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13
Investor Destinations Moderate All assets 0.13
Investor Destinations Moderately Conservative All assets 0.13
Investor Destinations Conservative All assets 0.13
Investor Destinations Balanced All assets 0.13
Investor Destinations Capital Appreciation All assets 0.13
Investor Destinations Managed Growth & Income All assets 0.15
Investor Destinations Managed Growth All assets 0.15
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 103
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Fund’s operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2020, NFM earned an
aggregate of $2,587,316 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2020, the Funds' aggregate
portion of such costs amounted to $39,917.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28%
Investor Destinations Managed Growth & Income All Classes 0.15%
Investor Destinations Managed Growth All Classes 0.16%
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
Investor Destinations Managed Growth & Income $ 241,808 $ 234,397 $ 240,665 $ 716,870
Investor Destinations Managed Growth 343,808 352,811 384,174 1,080,793
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

104 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25% for
Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2020, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the year ended December 31, 2020 were as follows:
Fund Class I Class II
Investor Destinations Aggressive  N/A 0.15%
Investor Destinations Moderately Aggressive  N/A 0.15
Investor Destinations Moderate  N/A 0.15
Investor Destinations Moderately Conservative  N/A 0.15
Investor Destinations Conservative  N/A 0.15
Investor Destinations Balanced  N/A 0.15
Investor Destinations Capital Appreciation  N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 373,521
Investor Destinations Moderately Aggressive 1,407,755
Investor Destinations Moderate 3,469,696
Investor Destinations Moderately Conservative 1,175,306
Investor Destinations Conservative 1,114,373
Investor Destinations Balanced 2,264,997
Investor Destinations Capital Appreciation 2,009,515
Investor Destinations Managed Growth & Income 711,814
Investor Destinations Managed Growth 1,705,377
Investor Destinations Aggressive
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 1,597,192 20,290,661 3,675,252 (2,497,410) (188,850) 2,598,375 23,878,028 413,784 —
NVIT International Index
Fund, Class Y 7,324,667 73,110,055 12,027,768 (10,193,050) (789,873) 2,241,381 76,396,281 1,750,293 1,877,661
NVIT Mid Cap Index Fund,
Class Y 2,198,355 43,080,816 10,013,877 (5,983,357) (1,729,064) 5,113,933 50,496,205 562,039 2,124,873
NVIT S&P 500 Index Fund,
Class Y 5,202,618 107,011,388 13,463,856 (17,265,432) 468,029 12,860,795 116,538,636 1,989,350 1,995,567

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 105
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Small Cap Index Fund,
Class Y 741,046 5,753,861 1,277,553 (1,022,497) (700,955) 1,554,129 6,862,091 65,429 249,965
Nationwide Core Plus Bond
Fund, Class R6 1,180,234 11,420,700 2,843,226 (1,914,950) 28,546 369,004 12,746,526 304,323 219,601
NVIT Bond Index Fund,
Class Y 1,074,081 11,410,876 2,359,823 (2,249,930) 35,827 473,114 12,029,710 272,454 —
Nationwide Maximum
Diversification U.S. Core
Equity ETF 305,170 10,745,144 321,333 (1,597,906) 305,485 1,505,027 11,279,083 198,124 —
Nationwide Risk-Based
International Equity ETF 235,181 5,939,392 339,045 (185,940) (7,913) 291,620 6,376,204 114,883 15
Nationwide Contract ^∞(a) $6,337,026 5,481,755 1,423,781 (568,510) — — 6,337,026 125,547 —
Total 294,244,648 47,745,514 (43,478,982) (2,578,768) 27,007,378 322,939,790 5,796,226 6,467,682
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 4,292,362 59,490,474 6,778,317 (8,374,767) (679,401) 6,956,183 64,170,806 1,158,986 —
NVIT International Index
Fund, Class Y 21,231,133 245,782,503 23,335,361 (49,824,388) (2,805,189) 4,952,435 221,440,722 5,206,751 5,781,618
NVIT Mid Cap Index Fund,
Class Y 5,763,227 123,338,528 20,059,857 (19,182,777) (5,127,842) 13,293,561 132,381,327 1,497,764 5,916,564
NVIT S&P 500 Index Fund,
Class Y 16,529,721 371,769,008 16,607,047 (61,959,991) 2,867,962 40,981,721 370,265,747 6,421,255 6,738,077
NVIT Small Cap Index Fund,
Class Y 2,534,876 21,485,545 3,288,132 (4,134,341) (2,741,266) 5,574,878 23,472,948 228,408 907,869
Nationwide Core Plus Bond
Fund, Class R6 5,040,733 53,362,601 8,295,292 (9,115,604) 124,679 1,772,947 54,439,915 1,398,486 943,230
NVIT Bond Index Fund,
Class Y 11,297,773 127,955,975 16,914,203 (24,203,734) 117,901 5,750,713 126,535,058 2,911,969 —
Nationwide Maximum
Diversification U.S. Core
Equity ETF 1,065,270 41,251,248 880,670 (9,434,340) 2,055,060 4,619,741 39,372,379 692,483 —
Nationwide Risk-Based
International Equity ETF 822,275 22,759,348 113,532 (1,567,497) (31,101) 1,019,156 22,293,438 401,670 —
Nationwide Contract ^∞(a) $29,228,167 30,707,836 3,142,848 (4,622,517) — — 29,228,167 659,742 —
Total 1,097,903,066 99,415,259 (192,419,956) (6,219,197) 84,921,335 1,083,600,507 20,577,514 20,287,358
Investor Destinations Moderate
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 7,873,342 113,256,908 13,039,030 (20,065,365) (1,360,409) 12,836,305 117,706,469 2,150,354 —
NVIT International Index
Fund, Class Y 40,275,203 457,632,681 50,228,910 (92,766,363) (9,297,637) 14,272,778 420,070,369 9,933,889 11,167,228
NVIT Mid Cap Index Fund,
Class Y 7,302,974 162,187,545 26,432,003 (31,109,316) (8,613,215) 18,852,294 167,749,311 1,902,199 7,633,696
NVIT S&P 500 Index Fund,
Class Y 30,319,804 707,807,291 33,725,731 (144,649,981) 9,661,677 72,618,889 679,163,607 11,800,998 12,585,195
NVIT Small Cap Index Fund,
Class Y 4,262,286 37,487,548 5,765,791 (8,549,352) (5,380,771) 10,145,554 39,468,770 385,522 1,554,297
Nationwide Core Plus Bond
Fund, Class R6 15,821,566 173,974,214 22,058,634 (31,371,365) 396,815 5,814,611 170,872,909 4,516,398 2,963,351
Nationwide Inflation-
Protected Securities Fund,
Class R6 886,728 — 10,068,531 (528,487) 492 257,809 9,798,345 88,506 —
NVIT Bond Index Fund,
Class Y 43,295,749 496,625,265 58,727,462 (93,336,812) 479,415 22,417,054 484,912,384 11,172,902 —

106 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Short Term Bond Fund,
Class Y 6,987,777 72,051,218 9,601,165 (9,502,686) (121,744) 924,441 72,952,394 1,458,043 —
Nationwide Risk-Based
International Equity ETF 921,804 26,682,853 312,896 (3,128,154) 16,686 1,107,577 24,991,858 450,288 —
Nationwide Risk-Based U.S.
Equity ETF 1,058,469 42,325,198 470,936 (10,421,303) 1,924,529 2,675,714 36,975,074 492,330 —
Nationwide Contract ^∞(a) $203,856,898 238,293,724 19,232,622(b) (53,669,448) — — 203,856,898 4,931,482 —
Total 2,528,324,445 249,663,711 (499,098,632) (12,294,162) 161,923,026 2,428,518,388 49,282,911 35,903,767
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 861,837 12,693,295 1,294,502 (2,375,931) (142,119) 1,414,713 12,884,460 238,748 —
NVIT International Index
Fund, Class Y 8,414,222 110,838,900 11,819,762 (35,278,461) (3,479,728) 3,859,865 87,760,338 2,089,625 2,387,258
NVIT Mid Cap Index Fund,
Class Y 1,659,935 37,178,320 6,308,649 (7,768,412) (2,133,352) 4,543,509 38,128,714 433,328 1,775,326
NVIT S&P 500 Index Fund,
Class Y 6,267,057 153,051,014 7,881,675 (37,772,999) 2,811,154 14,411,243 140,382,087 2,443,542 2,661,818
NVIT Small Cap Index Fund,
Class Y 1,399,451 12,071,896 2,302,726 (3,060,396) (1,972,680) 3,617,367 12,958,913 127,127 522,129
Nationwide Core Plus Bond
Fund, Class R6 6,677,178 73,568,551 7,855,939 (11,998,307) 122,680 2,564,658 72,113,521 1,946,100 1,249,314
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,182,910 24,695,853 1,636,442 (4,421,570) 191,749 2,018,683 24,121,157 304,053 —
NVIT Bond Index Fund,
Class Y 18,331,861 202,511,706 20,671,800 (27,419,457) (29,650) 9,582,442 205,316,841 4,741,179 —
NVIT Short Term Bond Fund,
Class Y 4,893,132 55,007,877 4,262,317 (8,856,993) (98,850) 769,949 51,084,300 1,031,756 —
Nationwide Risk-Based
International Equity ETF 305,637 8,981,698 17,134 (1,076,980) 1,273 363,275 8,286,400 149,299 —
Nationwide Risk-Based U.S.
Equity ETF 350,951 14,581,415 25,688 (3,865,755) 739,118 779,165 12,259,631 163,239 —
Nationwide Contract ^∞(a) $106,742,098 122,937,286 9,560,921 (25,756,109) — — 106,742,098 2,629,154 —
Total 828,117,811 73,637,555 (169,651,370) (3,990,405) 43,924,869 772,038,460 16,297,150 8,595,845
Investor Destinations Conservative
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 851,552 10,920,775 3,179,801 (3,002,229) (254,126) 1,886,480 12,730,701 234,457 —
NVIT International Index
Fund, Class Y 4,354,484 43,620,359 14,200,755 (14,504,467) (1,810,209) 3,910,829 45,417,267 1,081,204 1,219,844
NVIT Mid Cap Index Fund,
Class Y 546,681 10,603,159 4,143,481 (3,448,030) (1,063,903) 2,322,545 12,557,252 143,187 577,288
NVIT S&P 500 Index Fund,
Class Y 2,913,383 61,290,229 15,489,652 (20,938,951) 732,113 8,686,733 65,259,776 1,140,335 1,221,977
NVIT Small Cap Index Fund,
Class Y 460,955 3,514,757 1,370,519 (1,327,612) (884,484) 1,595,261 4,268,441 41,939 169,782
Nationwide Core Plus Bond
Fund, Class R6 8,060,907 76,705,255 22,956,983 (15,672,657) (84,327) 3,152,545 87,057,799 2,256,649 1,516,019
Nationwide Inflation-
Protected Securities Fund,
Class R6 3,593,448 34,585,862 9,091,261 (7,447,646) 94,169 3,383,952 39,707,598 489,266 —
NVIT Bond Index Fund,
Class Y 21,473,938 201,389,353 65,193,994 (35,786,882) (339,250) 10,050,894 240,508,109 5,574,445 —

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 107
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Short Term Bond Fund,
Class Y 7,400,309 73,448,267 20,845,647 (17,971,354) (245,996) 1,182,664 77,259,228 1,567,572 —
Nationwide Risk-Based
International Equity ETF 303,934 7,201,662 939,288 (382,707) (72,104) 554,089 8,240,228 148,468 34
Nationwide Risk-Based U.S.
Equity ETF 348,993 11,835,050 918,227 (2,157,358) 299,871 1,295,443 12,191,233 162,329 —
Nationwide Contract ^∞(a) $157,352,769 157,988,678 44,446,042 (45,081,951) — — 157,352,769 3,738,509 —
Total 693,103,406 202,775,650 (167,721,844) (3,628,246) 38,021,435 762,550,401 16,578,360 4,704,944
Investor Destinations Balanced
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 4,022,688 55,964,879 6,900,174 (8,742,414) (496,376) 6,512,917 60,139,180 1,094,313 —
NVIT International Index
Fund, Class Y 22,448,673 250,016,792 31,706,305 (50,830,867) (5,789,269) 9,036,696 234,139,657 5,521,005 6,191,890
NVIT Mid Cap Index Fund,
Class Y 4,059,387 87,127,800 15,054,503 (14,923,936) (4,004,658) 9,990,420 93,244,129 1,055,014 4,221,028
NVIT S&P 500 Index Fund,
Class Y 15,861,014 357,600,652 22,378,036 (68,155,693) 4,150,909 39,312,820 355,286,724 6,159,808 6,548,366
NVIT Small Cap Index Fund,
Class Y 2,799,895 23,803,529 3,890,224 (4,979,089) (3,045,106) 6,257,469 25,927,027 252,625 1,015,707
Nationwide Core Plus Bond
Fund, Class R6 11,879,217 125,988,868 16,304,540 (18,586,113) 225,249 4,363,002 128,295,546 3,349,825 2,222,934
Nationwide Inflation-
Protected Securities Fund,
Class R6 582,559 — 6,541,402 (273,820) 1,362 168,335 6,437,279 57,880 —
NVIT Bond Index Fund,
Class Y 33,991,414 361,860,932 45,474,262 (43,558,788) (161,931) 17,089,364 380,703,839 8,751,436 —
NVIT Short Term Bond Fund,
Class Y 7,345,334 76,138,897 8,533,288 (8,875,100) (101,691) 989,888 76,685,282 1,533,395 —
Nationwide Risk-Based
International Equity ETF 604,289 16,323,853 382,875 (1,099,383) 13,084 762,994 16,383,423 295,187 —
Nationwide Risk-Based U.S.
Equity ETF 693,880 25,905,543 433,722 (5,149,932) 967,773 2,081,926 24,239,032 322,747 —
Nationwide Contract ^∞(a) $184,951,846 211,585,099 18,947,424 (45,580,677) — — 184,951,846 4,455,772 —
Total 1,592,316,844 176,546,755 (270,755,812) (8,240,654) 96,565,831 1,586,432,964 32,849,007 20,199,925
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 4,639,026 64,795,922 8,466,303 (10,742,296) (754,900) 7,588,405 69,353,434 1,252,539 —
NVIT International Index
Fund, Class Y 25,167,928 283,717,491 32,506,169 (57,034,294) (2,691,306) 6,003,431 262,501,491 6,171,320 6,854,312
NVIT Mid Cap Index Fund,
Class Y 5,295,747 114,247,723 20,425,152 (20,640,856) (5,223,696) 12,834,980 121,643,303 1,375,995 5,437,156
NVIT S&P 500 Index Fund,
Class Y 20,841,713 472,769,768 26,423,135 (88,109,878) 4,675,285 51,096,069 466,854,379 8,094,529 8,496,707
NVIT Small Cap Index Fund,
Class Y 3,348,327 28,605,112 4,846,588 (6,224,655) (3,922,200) 7,700,661 31,005,506 301,654 1,199,313
Nationwide Core Plus Bond
Fund, Class R6 6,658,364 71,100,728 10,993,603 (12,720,959) 269,631 2,267,331 71,910,334 1,859,813 1,247,743
NVIT Bond Index Fund,
Class Y 20,662,474 241,528,400 28,594,577 (49,859,168) 258,600 10,897,297 231,419,706 5,329,827 —
NVIT Short Term Bond Fund,
Class Y 3,568,165 41,213,440 3,996,964 (8,455,784) (67,583) 564,605 37,251,642 750,066 —

108 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Maximum
Diversification U.S. Core
Equity ETF 1,406,476 55,615,264 1,794,816 (14,264,519) 2,948,222 5,889,570 51,983,353 915,281 —
Nationwide Risk-Based
International Equity ETF 543,414 15,438,831 270,362 (1,625,773) (12,003) 661,569 14,732,986 265,450 —
Nationwide Contract ^∞(a) $61,484,744 68,150,362 6,739,010(b) (13,404,628) — — 61,484,744 1,434,873 —
Total 1,457,183,041 145,056,679 (283,082,810) (4,519,950) 105,503,918 1,420,140,878 27,751,347 23,235,231
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 1,200,265 16,846,705 2,197,608 (3,026,818) (135,355) 2,061,828 17,943,968 325,806 —
NVIT International Index
Fund, Class Y 6,698,945 75,160,974 8,609,941 (15,107,768) (1,521,148) 2,727,996 69,869,995 1,643,301 1,844,132
NVIT Mid Cap Index Fund,
Class Y 1,211,251 26,207,946 4,105,792 (4,366,949) (1,095,692) 2,971,338 27,822,435 313,960 1,257,112
NVIT S&P 500 Index Fund,
Class Y 4,733,334 107,476,431 5,286,641 (19,728,129) 1,299,873 11,691,859 106,026,675 1,833,117 1,950,349
NVIT Small Cap Index Fund,
Class Y 835,354 7,160,074 1,058,480 (1,458,344) (946,131) 1,921,299 7,735,378 75,182 302,492
Nationwide Core Plus Bond
Fund, Class R6 3,545,397 37,824,307 4,540,006 (5,472,219) 100,193 1,298,004 38,290,291 1,006,943 661,646
Nationwide Inflation-
Protected Securities Fund,
Class R6 173,864 — 2,393,684 (507,606) (347) 35,467 1,921,198 17,390 —
NVIT Bond Index Fund,
Class Y 10,145,007 108,653,512 12,755,991 (12,929,814) 225,693 4,918,700 113,624,082 2,604,520 —
NVIT Short Term Bond Fund,
Class Y 2,192,227 22,877,873 2,415,606 (2,680,017) (17,191) 290,574 22,886,845 456,373 —
Nationwide Risk-Based
International Equity ETF 179,347 4,770,260 402,013 (524,503) (24,653) 239,321 4,862,438 87,609 89
Nationwide Risk-Based U.S.
Equity ETF 205,937 7,567,374 2,682 (1,259,624) 236,193 647,290 7,193,915 95,788 31
Nationwide Contract ^∞(a) $55,199,547 63,585,267 4,696,473 (13,082,193) — — 55,199,547 1,342,092 —
Total 478,130,723 48,464,917 (80,143,984) (1,878,565) 28,803,676 473,376,767 9,802,081 6,015,851
Investor Destinations Managed Growth
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 3,680,859 51,331,552 6,550,276 (8,893,322) (338,019) 6,378,359 55,028,846 1,001,656 —
NVIT International Index
Fund, Class Y 18,829,596 206,811,905 22,267,950 (36,310,359) (3,346,966) 6,970,160 196,392,690 4,631,722 5,196,340
NVIT Mid Cap Index Fund,
Class Y 3,414,185 73,384,090 11,695,926 (12,211,094) (2,957,876) 8,512,778 78,423,824 887,426 3,552,074
NVIT S&P 500 Index Fund,
Class Y 14,175,844 319,673,163 14,832,717 (55,686,228) 3,227,942 35,491,313 317,538,907 5,505,742 5,855,744
NVIT Small Cap Index Fund,
Class Y 1,992,521 16,972,053 2,382,086 (3,266,608) (2,197,203) 4,560,417 18,450,745 179,810 723,229
Nationwide Core Plus Bond
Fund, Class R6 7,397,383 78,394,189 10,345,538 (11,756,302) 214,619 2,693,694 79,891,738 2,097,298 1,384,400
Nationwide Inflation-
Protected Securities Fund,
Class R6 414,591 — 5,715,053 (1,217,868) (570) 84,617 4,581,232 41,522 —
NVIT Bond Index Fund,
Class Y 20,243,234 223,792,159 28,279,405 (35,877,934) 655,734 9,874,853 226,724,217 5,212,416 —
NVIT Short Term Bond Fund,
Class Y 3,267,156 32,525,561 4,242,123 (3,040,768) (16,639) 398,836 34,109,113 680,096 —

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 109
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual fund or an exchange traded fund) may be found in such affiliated
Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for
series of NMF and at etf.nationwide.com for series of ESS.
Line of Credit and Interfund Lending
Effective July 9, 2020, the Trust and NMF (together, the “Trusts”)
have renewed the credit agreement with JPMorgan, The Bank
of New York Mellon, and Wells Fargo Bank National Association
(the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended December
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2020, none of the Funds engaged in
interfund lending.
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Risk-Based
International Equity ETF 430,019 11,229,614 1,054,704 (1,148,860) (64,064) 587,238 11,658,632 210,058 —
Nationwide Risk-Based U.S.
Equity ETF 493,770 17,815,454 2,068 (2,687,216) 495,488 1,622,876 17,248,670 229,669 56
Nationwide Contract ^∞(a) $95,314,173 107,640,578 7,875,621 (20,202,026) — — 95,314,173 2,296,401 —
Total 1,139,570,318 115,243,467 (192,298,585) (4,327,554) 77,175,141 1,135,362,787 22,973,816 16,711,843
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
^
Value determined using significant unobservable inputs.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(b)
Purchases at cost include securities received as part of acquisition of NVIT DFA Moderate Fund and NVIT DFA Capital
Appreciation Fund. (Note 10)

110 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
Investment Transactions
For the year ended December 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest
may apply any of a variety of investment strategies and may
invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the
Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated
Underlying Fund may be found in such affiliated Underlying
Fund’s annual report to shareholders, which is available at
www.nationwide.com/mutualfundsnvit for series of the Trust, at
www.nationwide.com/mutualfunds for series of NMF and at etf.
nationwide.com for series of ESS or at the SEC's website at
www.sec.gov.
Information about unaffiliated Underlying Fund risks may be
found in such unaffiliated Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Mergers
At close of business on October 23, 2020, NVIT Investor
Destinations Moderate (“Acquiring Fund”) acquired all of the net assets of NVIT DFA Moderate Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2020.
The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA
that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 54,173,458 $ 43,545,746
Investor Destinations Moderately Aggressive 137,708,682 194,320,295
Investor Destinations Moderate 284,659,160 502,822,026
Investor Destinations Moderately Conservative 113,466,501 171,750,098
Investor Destinations Conservative 235,856,797 168,313,846
Investor Destinations Balanced 221,338,561 272,830,777
Investor Destinations Capital Appreciation 174,031,455 285,581,927
Investor Destinations Managed Growth & Income 62,144,764 81,121,264
Investor Destinations Managed Growth 146,934,234 194,749,506
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 111
2,772,001 shares of the Acquiring Fund, valued at $31,198,598, for the assets of the Target Fund. The investment portfolio of the
Target Fund, with a fair value of $31,219,106 and identified cost of $31,206,670 at October 23, 2020, was the principal asset
acquired by the Acquiring Fund. The net assets of the Acquiring
Fund immediately before the acquisition were $2,348,064,841.
The net assets of the Acquiring Fund immediately following
the acquisition were $2,379,263,439. For financial reporting purposes, assets received and shares issued by the Acquiring
Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized
and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class II and
Class P shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganizations had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $35,819,596;
Net gains (losses) on investments $25,632,321;
Net change in unrealized appreciation/depreciation $165,383,142; and
Net increase (decrease) in net assets resulting from operations $226,835,060.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 23, 2020.
At close of business on October 23, 2020, NVIT Investor
Destinations Capital Appreciation (“Acquiring Fund”) acquired all of the net assets of NVIT DFA Capital Appreciation Fund
(“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2020. The reorganization of the Target Fund was not required to be approved by the shareholders of the
Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished
by a tax free exchange of 1,592,816 shares of the Acquiring
Fund, valued at $26,961,831, for the assets of the Target Fund.
The investment portfolio of the Target Fund, with a fair value of $26,979,319 and identified cost of $26,962,590 at October
23, 2020, was the principal asset acquired by the Acquiring
Fund. The net assets of the Acquiring Fund immediately
before the acquisition were $1,363,292,018. The net assets
of the Acquiring Fund immediately following the acquisition
were $1,390,253,849. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were
recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class II and Class P shares of the
Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT DFA Moderate Fund $12,436
Class II
2,273,302 $26,940,392 $11.8508
Class P
365,736 4,258,206 11.6428
Acquiring Fund
NVIT Investor Destinations Moderate Fund $368,328,890
Class II
206,074,212 $2,320,892,808 $11.2624
Class P
2,424,376 27,172,033 11.2078
After Reorganization
NVIT Investor Destinations Moderate Fund $368,341,326
Class II
208,466,281 $2,347,833,200 $11.2624
Class P
2,804,308 31,430,239 11.2078

112 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganizations had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $20,119,829;
Net gains (losses) on investments $19,141,482;
Net change in unrealized appreciation/depreciation $108,586,717; and
Net increase (decrease) in net assets resulting from operations $147,848,028.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 23, 2020.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
The tax character of distributions paid during the year ended December 31, 2019 was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT DFA Capital Appreciation Fund $16,729
Class II
2,040,524 $25,583,081 $12.5375
Class P
114,680 1,378,750 12.0226
Acquiring Fund
NVIT Investor Destinations Capital Appreciation Fund $247,970,193
Class II
79,842,284 $1,351,823,426 $16.9312
Class P
680,542 11,468,592 16.8522
After Reorganization
NVIT Investor Destinations Capital Appreciation Fund $247,986,922
Class II
81,353,286 $1,377,406,507 $16.9312
Class P
762,356 12,847,342 16.8522
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 622,681 $ 18,352,351 $ 18,975,032 $ – $ 18,975,032
Investor Destinations Moderately Aggressive 2,255,674 63,723,966 65,979,640 – 65,979,640
Investor Destinations Moderate 3,816,342 130,148,454 133,964,796 – 133,964,796
Investor Destinations Moderately
Conservative 1,290,713 22,073,428 23,364,141 – 23,364,141
Investor Destinations Conservative 792,167 7,226,461 8,018,628 – 8,018,628
Investor Destinations Balanced 2,820,153 42,772,648 45,592,801 – 45,592,801
Investor Destinations Capital Appreciation 2,623,655 78,144,218 80,767,873 – 80,767,873
Investor Destinations Managed Growth &
Income 592,742 5,329,041 5,921,783 – 5,921,783
Investor Destinations Managed Growth 1,391,817 20,856,998 22,248,815 – 22,248,815
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 5,640,551 $ 24,752,382 $ 30,392,933 $ – $ 30,392,933
Investor Destinations Moderately Aggressive 22,439,827 100,837,768 123,277,595 – 123,277,595
Investor Destinations Moderate 53,696,433 222,109,849 275,806,282 – 275,806,282

Investor Destinations Funds - December 31, 2020 - Notes to Financial Statements - 113
As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Moderately
Conservative 17,950,580 42,383,116 60,333,696 – 60,333,696
Investor Destinations Conservative 15,459,708 13,646,862 29,106,570 – 29,106,570
Investor Destinations Balanced 34,219,799 93,938,493 128,158,292 – 128,158,292
Investor Destinations Capital Appreciation 30,067,906 104,584,738 134,652,644 – 134,652,644
Investor Destinations Managed Growth &
Income 13,425,785 7,201,415 20,627,200 – 20,627,200
Investor Destinations Managed Growth 29,890,422 21,604,342 51,494,764 – 51,494,764
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations Aggressive $ 5,372,871 $ 5,875,195 $ 11,248,066 $ – $ – $ 64,098,059 $ 75,346,125
Investor Destinations Moderately
Aggressive 17,301,680 17,862,844 35,164,524 – – 261,725,172 296,889,696
Investor Destinations Moderate 41,460,132 28,511,715 69,971,847 – – 460,049,673 530,021,520
Investor Destinations Moderately
Conservative 13,858,720 6,606,883 20,465,603 – – 95,700,615 116,166,218
Investor Destinations Conservative 14,511,876 3,929,308 18,441,184 – – 45,109,370 63,550,554
Investor Destinations Balanced 29,559,871 13,374,467 42,934,338 – – 199,769,864 242,704,202
Investor Destinations Capital
Appreciation 23,121,587 22,579,986 45,701,573 – – 331,031,992 376,733,565
Investor Destinations Managed
Growth & Income 11,530,827 8,600,045 20,130,872 – – 17,633,750 37,764,622
Investor Destinations Managed
Growth 33,258,908 32,633,610 65,892,518 – – 66,370,919 132,263,437
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 266,175,438 $ 66,257,172 $ (2,159,113) $ 64,098,059
Investor Destinations Moderately Aggressive 864,542,427 264,890,580 (3,165,408) 261,725,172
Investor Destinations Moderate 2,046,254,959 467,338,224 (7,288,551) 460,049,673
Investor Destinations Moderately Conservative 718,560,811 98,637,450 (2,936,835) 95,700,615
Investor Destinations Conservative 777,832,183 45,879,968 (770,598) 45,109,370
Investor Destinations Balanced 1,443,965,102 205,271,373 (5,501,509) 199,769,864
Investor Destinations Capital Appreciation 1,171,352,418 334,985,469 (3,953,477) 331,031,992
Investor Destinations Managed Growth & Income 437,839,750 52,360,849 (19,933) 52,340,916
Investor Destinations Managed Growth 1,030,365,900 153,511,495 (20,453) 153,491,042

114 - Notes to Financial Statements - December 31, 2020 - Investor Destinations Funds
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

Investor Destinations Funds - December 31, 2020 - Report of Independent Registered Public Accounting Firm - 115
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations
Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT
Investor Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations
Managed Growth & Income Fund and NVIT Investor Destinations Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Investor
Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor
Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth &
Income Fund and NVIT Investor Destinations Managed Growth Fund (nine of the funds constituting Nationwide Variable Insurance
Trust, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31,
2020, and for NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT
Investor Destinations Balanced Fund and NVIT Investor Destinations Managed Growth & Income Fund, the statements of cash flows for the year ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
December 31, 2020, for NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative
Fund, NVIT Investor Destinations Balanced Fund and NVIT Investor Destinations Managed Growth & Income Fund, the results of each of their cash flows for the year then ended, and each of the financial highlights for each of the five years in the period ended
December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent, Nationwide Contract issuer and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

116 - Supplemental Information - December 31, 2020 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income
Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and any sub-advisers (together, the
“Advisory Agreements”), must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

Investor Destinations Funds - December 31, 2020 (Unaudited) - Supplemental Information - 117
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and any Sub-Adviser.
The activities of the Adviser in selecting, overseeing, and
evaluating the Sub-Adviser (if applicable); reporting by the
Adviser to the Trustees regarding the Sub-Adviser.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis and its asset
allocation methodology.
The Adviser’s and any Sub-Adviser’s personnel and
methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of
the Adviser’s advisory personnel; the Adviser’s and Sub-
Adviser’s investment process; the Adviser’s risk assessment
and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Adviser (if applicable). and
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees considered that the total expense ratio (including
12b-1/non-12b-1 fees) of each Fund was lower than its
peer group median, except for NVIT Investor Destinations
Moderately Aggressive Fund whose total expense ratio
(including 12b-1/non-12b-1 fees) was approximately at its
peer group median. The Trustees noted that all but two of the
Funds paid actual management fees at rates at or below their peer group median, and that the remaining two Funds paid
actual management fees at rates within an acceptable range
above their peer group median. After reviewing these and
related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with
continuation of the Fund’s Advisory Agreements.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of the Funds had experienced three-year performance below
its peer group median for the three-year period ending June
30, 2020, with six of the nine Funds performing in the fourth or fifth quintile of its peer group. The Trustees considered that although each of NVIT Investor Destinations Aggressive Fund,
NVIT Investor Destinations Capital Appreciation Fund and
NVIT Investor Destinations Moderate Fund underperformed
their medians for the three-year period ended June 30, 2020, each Fund performed in the third quintile of its peer group.
The Trustees considered with respect to that NVIT Investor
Destinations Balanced Fund, NVIT Investor Destinations
Moderately Conservative Fund, and NVIT Investor Destinations
Conservative, investment performance had improved to the
third quintile of its peer group for the one-year period ended
June 30, 2020. The Trustees took into account descriptions by the Adviser of changes made in the underlying mutual funds
and investments in which the Funds invest, which are expected to increase the Funds’ duration so that it is more in line with the Funds’ peers. As to NVIT Investor Destinations Managed
Growth Fund and NVIT Investor Destinations Managed Growth
& Income Fund, each of which performed in the fifth quintile of its peer group for the three-year period ended June 30,
2020, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy may have the effect of causing the Fund to underperform
its peers under various market conditions, including recent
market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their overall
conclusions regarding the Advisory Agreements and in light of the recent steps taken by the Adviser to improve the Funds’
investment performance, that the Adviser’s explanations and
undertakings regarding the Funds’ investment performance
were sufficient to support approval of the continuance of the
Advisory Agreements for an additional one-year period.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that the Funds’ advisory fee rate schedules are not
subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are generally subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as
well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.

118 - Supplemental Information - December 31, 2020 (Unaudited) - Investor Destinations Funds
Other Federal Tax Information
For the year ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended December 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2020, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 36.50%
Investor Destinations Moderately Aggressive 35.17
Investor Destinations Moderate 25.69
Investor Destinations Moderately Conservative 16.75
Investor Destinations Conservative 7.34
Investor Destinations Balanced 19.40
Investor Destinations Capital Appreciation 31.80
Investor Destinations Managed Growth & Income 20.05
Investor Destinations Managed Growth 21.04
Fund Amount
Investor Destinations Aggressive $ 18,352,351
Investor Destinations Moderately Aggressive 63,723,966
Investor Destinations Moderate 130,148,454
Investor Destinations Moderately Conservative 22,073,428
Investor Destinations Conservative 7,226,461
Investor Destinations Balanced 42,772,648
Investor Destinations Capital Appreciation 78,144,218
Investor Destinations Managed Growth & Income 5,329,041
Investor Destinations Managed Growth 20,856,998
Fund Amount Per Share
Investor Destinations Aggressive $ 1,564,283 $ 0.0618
Investor Destinations Moderately Aggressive 4,541,072 0.0531
Investor Destinations Moderate 8,454,606 0.0409
Investor Destinations Moderately Conservative 1,686,321 0.0234
Investor Destinations Conservative 1,014,880 0.0135
Investor Destinations Balanced 4,771,197 0.0473
Investor Destinations Capital Appreciation 5,139,948 0.0637
Investor Destinations Managed Growth & Income 1,374,018 0.0316
Investor Destinations Managed Growth 4,035,965 0.0398

Investor Destinations Funds - December 31, 2020 (Unaudited) - Supplemental Information - 119
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2020, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Investor Destinations Aggressive $ 211,969 $ 0.0084
Investor Destinations Moderately Aggressive 622,645 0.0073
Investor Destinations Moderate 1,139,917 0.0055
Investor Destinations Moderately Conservative 200,765 0.0028
Investor Destinations Conservative 135,336 0.0018
Investor Destinations Balanced 617,162 0.0061
Investor Destinations Capital Appreciation 688,625 0.0085
Investor Destinations Managed Growth & Income 181,586 0.0042
Investor Destinations Managed Growth 525,360 0.0052

120 - Management Information - December 31, 2020 - Investor Destinations Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Investor Destinations Funds - December 31, 2020 - Management Information - 121
Interested Trustee
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

122 - Management Information - December 31, 2020 - Investor Destinations Funds
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act , which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Investor Destinations Funds - December 31, 2020 - Market Index Definitions - 123
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long U.S. Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities
10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

124 - Market Index Definitions - December 31, 2020 - Investor Destinations Funds
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.©
2021, JPMorgan Chase & Co. All rights reserved.

Investor Destinations Funds - December 31, 2020 - Market Index Definitions - 125
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related

126 - Market Index Definitions - December 31, 2020 - Investor Destinations Funds
companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
NYSE Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher
forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.

Investor Destinations Funds - December 31, 2020 - Market Index Definitions - 127
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-ID ( 2-21 )

Annual Report
December 31, 2020
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
( formerly , NVIT Cardinal
SM
Aggressive Fund)
NVIT Blueprint
SM
Moderately Aggressive Fund
( formerly , NVIT Cardinal
SM
Moderately Aggressive Fund)
NVIT Blueprint
SM
Moderate Fund
( formerly , NVIT Cardinal
SM
Moderate Fund)
NVIT Blueprint
SM
Moderately Conservative Fund
( formerly , NVIT Cardinal
SM
Moderately Conservative Fund)
NVIT Blueprint
SM
Conservative Fund
( formerly , NVIT Cardinal
SM
Conservative Fund)
NVIT Blueprint
SM
Balanced Fund
( formerly , NVIT Cardinal
SM
Balanced Fund)
NVIT Blueprint
SM
Capital Appreciation Fund
( formerly , NVIT Cardinal
SM
Capital Appreciation Fund)
NVIT Blueprint
SM
Managed Growth & Income Fund
( formerly , NVIT Cardinal
SM
Managed Growth & Income Fund)
NVIT Blueprint
SM
Managed Growth Fund
( formerly , NVIT Cardinal
SM
Managed Growth Fund)

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 39
Statements of Investments 41
Statements of Assets and Liabilities 50
Statements of Operations 58
Statements of Changes in Net Assets 62
Financial Highlights 68
Notes to Financial Statements 77
Report of Independent Registered Public Accounting Firm 95
Supplemental Information 96
Management Information 100
Market Index Definitions 103

Nationwide Variable Insurance Trust - December 31, 2020 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced an unprecedented period of volatility during the annual reporting period ended December 31, 2020, as investors tried to make
sense out of the coronavirus outbreak and the resulting
economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown before recovering as the period closed, with growth rates -5.0% in the first quarter of 2020, a record
-31.4% in the second quarter and a record +33.1% in the third quarter. Economists estimate a continued rebound in 2021.
Corporate profits collapsed, with a decline of 16% forecast for
2020 but is expected to recover within the next year as the
economy continues to emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
spurred from the Pandemic outbreak, and the lasting
implications remain unclear.
Asset Class
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the year. The S&P
500
®
Index (“S&P 500”) started the period strong, as an
accommodating Federal Reserve and steady economic growth
drove a cumulative return of 5.0% through mid-February. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23,
2020. Since 1950, there have been five previous occasions
where the S&P 500 fell 30%, taking on average 297 trading
days (roughly a year and 2 months), with 1987 the previous
quickest decline at 70 days. This time, it took 20 days.
Aggressive fiscal and monetary policy, paired with the prospect for an economic reopen, drove investor sentiment higher, with a 69% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 18.4%, which is impressive given the severe disruption caused by COVID-19.
Fixed income returns were positive, with a substantial drop
in interest rates more than offsetting modestly wider credit spreads.
International markets followed a similar pattern as domestic, though the MSCI EAFE
®
Index continued to lag the S&P
500, returning just 7.8%, while the MSCI Emerging Markets
®
Index was roughly in line at 18.3%. The global outbreak and
subsequent economic shutdown had a broad impact, though
the strong economic rebound and aggressive global central
bank stimulus led to strong performance in the second-half of the period .
The S&P 500 was higher in seven of the 12-months during
the reporting period.
While much of 2020 was characterized by near-universal strong returns and low volatility for risk-assets, volatility dramatically improved through the reporting period, though most risk-
assets delivered positive returns. Growth stocks substantially outperformed value stocks, while small-cap stocks staged an
impressive rebound and modestly outperformed large cap
stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus, first by bringing the Fed Funds target rate
to effectively 0% by March 15, followed by an aggressive
bond buying program that nearly doubled the balance sheet
from $4.2 trillion to $7.4 trillion through the period. Fed Chair
Powell has indicated that they will remain active in supporting the market, and there is no maximum to their balance sheet
growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.92% to a record-
low of 0.50% as of March 9, 2020 before bouncing modestly to
0.92% by period-end. The 2-year yield dropped from 1.57% to
0.12%, widening the spread between the two yields to 0.80%.
The following chart provides returns for various market
segments for the year ended December 31, 2020:
Index
Annual Total Return
(as of December 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 6.52%
Bloomberg Barclays
Municipal Bond 5.21%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.33%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 13.56%
Bloomberg Barclays U.S.
Aggregate Bond 7.51%
Bloomberg Barclays U.S.
Corporate High Yield 7.11%
MSCI EAFE
®
7.82%
MSCI Emerging Markets
®
18.31%
MSCI World ex USA 10.65%
Russell 1000
®
Growth 38.49%
Russell 1000
®
Value 2.8%
Russell 2000
®
19.96%
S&P 500
®
18.40%
Source: Morningstar

2 - Message to Investors - December 31, 2020 - Nationwide Variable Insurance Trust
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
professional.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

NVIT Blueprint
SM
Aggressive Fund - December 31, 2020 - Fund Commentary - 3
For the annual period ended December 31, 2020, the NVIT
Blueprint
SM
Aggressive Fund (formerly, NVIT Cardinal
SM
Aggressive Fund) (Class II) returned 12.56% versus 13.23% for its benchmark, the Morningstar
®
Aggressive Target Risk Index.
For broader comparison, the return for the Fund’s Morningstar
®
peer category, Allocation–85%+ Equity (consisting of 163 funds as of December 31, 2020), was 13.00% for the same period.
Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500
®
Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000
®
Index returning 19.96%. Non-U.S. stocks also faced economic
headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE
®
Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets
®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s nine underlying investments held during the reporting period posted positive returns. The leading contributor to the Fund’s performance during the reporting period was the allocation to the NVIT GS Large Cap Equity Insights Fund
(Class Y), which returned 17.22% during the period. The NVIT
US 130/30 Equity Fund (Class Y) was the second largest
contributor, returning 16.49% for the period. The third largest contributor was the Nationwide International Small Cap Fund
(Class R6), which returned 18.05% for the period the Fund held
it.
The smallest contributors to the performance of the Fund for the Period were the Nationwide Bond Fund (Class R6), the
NVIT GS Small Cap Equity Insights Fund (Class Y), and the
NVIT Core Plus Bond Fund (Class Y), which returned 7.36%,
7.81%, and 9.41%, respectively.
During the reporting period, the Fund reduced its exposure
to the NVIT Emerging Markets Fund, while adding exposure
to the NVIT GS Emerging Markets Equity Insights Fund. In
August, the Fund increased its exposure to NVIT GS Emerging
Markets Equity Insights Fund again by selling a portion of the
NVIT GS International Equity Insights Fund.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund does not use derivatives.
The Fund was not impacted by LIBOR during the reporting
period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

4 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Aggressive Fund
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 90.9%
Fixed Income Funds 9.1%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 37.2%
NVIT GS International Equity Insights Fund, Class Y 21.1%
NVIT U.S. 130/30 Equity Fund, Class Y 13.4%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 9.5%
Nationwide International Small Cap Fund, Class R6 6.5%
NVIT Core Plus Bond Fund, Class Y 4.6%
NVIT Core Bond Fund, Class Y 3.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 3.2%
Nationwide Bond Fund, Class R6 0.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Blueprint
SM
Aggressive Fund - December 31, 2020 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 12.74% 10.19% 8.97% 3/27/2008
Class II 12.56% 10.08% 8.86% 3/27/2008
Morningstar
®
Aggressive
Target Risk Index 13.23% 12.19% 9.76%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.13% 1.02%
Class II 1.38% 1.11%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts..

6 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Aggressive Fund versus performance
of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2020 - Fund Commentary - 7
For the annual period ended December 31, 2020, the NVIT
Blueprint
SM
Moderately Aggressive Fund (formerly, NVIT
Cardinal
SM
Moderately Aggressive Fund) (Class II) returned
12.26% versus 13.48% for its benchmark, the Morningstar
®
Moderately Aggressive Target Risk Index. For broader
comparison, the return for the Fund’s Morningstar
®
peer
category, Allocation–70% to 85% Equity (consisting of 325
funds as of December 31, 2020), was 10.84% for the same
period. Performance for the Fund’s other share class versus
the Fund’s benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500
®
Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000
®
Index returning 19.96%. Non-U.S. stocks also faced economic
headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE
®
Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets
®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s nine underlying investments held during the reporting period posted positive returns. The leading contributor to the Fund’s performance during the reporting period was the allocation to the NVIT GS Large Cap Equity Insights Fund
(Class Y), which returned 17.22% during the period. The NVIT
US 130/30 Equity Fund (Class Y) was the second largest
contributor, returning 16.49% for the period. The third largest contributor was the NVIT Core Plus Bond Fund (Class Y),
which returned 9.41%.
The smallest contributors to the performance of the Fund for the period were the Nationwide Bond Fund (Class R6), the NVIT
GS Small Cap Equity Insights Fund (Class Y), and the NVIT
Core Bond Fund (Class Y), which returned 7.36%, 7.81%, and
7.17%, respectively.
During the reporting period, the Fund reduced its exposure
to the NVIT Emerging Markets Fund, while adding exposure
to the NVIT GS Emerging Markets Equity Insights Fund. In
August, the Fund increased its exposure to NVIT GS Emerging
Markets Equity Insights Fund again by selling a portion of the
NVIT GS International Equity Insights Fund.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund does not use derivatives.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

8 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Moderately Aggressive Fund
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 81.6%
Fixed Income Funds 18.4%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 34.1%
NVIT GS International Equity Insights Fund, Class Y 18.3%
NVIT U.S. 130/30 Equity Fund, Class Y 12.0%
NVIT Core Plus Bond Fund, Class Y 9.3%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 8.6%
NVIT Core Bond Fund, Class Y 7.3%
Nationwide International Small Cap Fund, Class R6 5.4%
NVIT GS Small Cap Equity Insights Fund, Class Y 3.2%
Nationwide Bond Fund, Class R6 1.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2020 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 12.36% 9.64% 8.32% 3/27/2008
Class II 12.26% 9.54% 8.23% 3/27/2008
Morningstar
®
Moderately
Aggressive Target Risk
Index 13.48% 11.26% 8.94%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.06% 0.96%
Class II 1.31% 1.05%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Moderately Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderately Aggressive Fund versus
performance of the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 12/31/20. Unlike the
Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderate Fund - December 31, 2020 - Fund Commentary - 11
For the annual period ended December 31, 2020, the NVIT
Blueprint
SM
Moderate Fund (formerly, NVIT Cardinal
SM
Moderate Fund) (Class II) returned 10.69% versus 12.79% for
its benchmark, the Morningstar
®
Moderate Target Risk Index.
For broader comparison, the return for the Fund’s Morningstar
®
peer category, Allocation—50% to 70% Equity (consisting of
673 funds as of December 31, 2020), was 11.42% for the same
period. Performance for the Fund’s other share class versus
the Fund’s benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500
®
Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000
®
Index returning 19.96%. Non-U.S. stocks also faced economic
headwinds, and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE
®
Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets
®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The leading contributor to the Fund’s performance during the reporting period was the allocation to the NVIT GS Large Cap Equity Insights Fund
(Class Y), which returned 17.22% during the period. The NVIT
US 130/30 Equity Fund (Class Y) was the second largest
contributor, returning 16.49% for the period. The third largest contributor was the NVIT Core Plus Bond Fund (Class Y),
which returned 9.41% for the period.
The smallest contributors to the performance of the Fund for the period were the DoubleLine NVIT Total Return Tactical
Fund (Class Y), the NVIT GS Small Cap Equity Insights Fund
(Class Y), and the Nationwide Bond Fund (Class R6), which
returned 4.09%, 7.81%, and 7.36%, respectively.
During the reporting period, the Fund reduced its exposure
to the NVIT Emerging Markets Fund, while adding exposure
to the NVIT GS Emerging Markets Equity Insights Fund. In
August, the Fund increased its exposure to NVIT GS Emerging
Markets Equity Insights Fund again by selling a portion of the
NVIT GS International Equity Insights Fund.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund does not use derivatives.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

12 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Moderate Fund
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 62.5%
Fixed Income Funds 37.5%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 26.5%
NVIT Core Plus Bond Fund, Class Y 14.2%
NVIT GS International Equity Insights Fund, Class Y 14.0%
NVIT Core Bond Fund, Class Y 11.2%
NVIT U.S. 130/30 Equity Fund, Class Y 9.3%
NVIT Short Term Bond Fund, Class Y 8.4%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 7.2%
Nationwide International Small Cap Fund, Class R6 3.3%
Nationwide Bond Fund, Class R6 2.3%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.2%
DoubleLine NVIT Total Return Tactical Fund, Class Y 1.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Blueprint
SM
Moderate Fund - December 31, 2020 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 10.77% 8.21% 7.15% 3/27/2008
Class II 10.69% 8.13% 7.05% 3/27/2008
Morningstar
®
Moderate
Target Risk Index 12.79% 9.74% 7.77%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.99% 0.89%
Class II 1.24% 0.98%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Moderate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderate Fund versus performance of the
Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2020 - Fund Commentary - 15
For the annual period ended December 31, 2020, the NVIT
Blueprint
SM
Moderately Conservative Fund (formerly, NVIT
Cardinal
SM
Moderately Conservative Fund) (Class II) returned
9.05% versus 11.83% for its benchmark, the Morningstar
®
Moderately Conservative Target Risk Index. For broader
comparison, the return for the Fund’s Morningstar
®
peer
category, Allocation—30% to 50% Equity (consisting of 549
funds as of December 31, 2020), was 8.25% for the same
period. Performance for the Fund’s other share class versus
the Fund’s benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500
®
Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000
®
Index returning 19.96%. Non-U.S. stocks also faced economic
headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE
®
Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets
®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s twelve underlying investments held during the reporting period posted positive returns. The leading contributor to the Fund’s performance during the reporting period was the allocation to the NVIT GS Large Cap Equity Insights Fund
(Class Y), which returned 17.22% during the period. The NVIT
Core Plus Fund (Class Y) was the second largest contributor, returning 9.41% for the period. The third largest contributor was the NVIT Core Bond Fund (Class Y), which returned 7.17% for
the period.
The smallest contributors to the performance of the Fund for the period were the DoubleLine NVIT Total Return Tactical
Fund (Class Y), the NVIT GS Small Cap Equity Insights Fund
(Class Y), and the Nationwide Inflation Protected Securities
Fund (Class R6), which returned 4.09%, 7.81%, and 11.05%,
respectively.
During the reporting period, the Fund reduced its exposure
to the NVIT Emerging Markets Fund, while adding exposure
to the NVIT GS Emerging Markets Equity Insights Fund. In
August, the Fund increased its exposure to NVIT GS Emerging
Markets Equity Insights Fund again by selling a portion of the
NVIT GS International Equity Insights Fund.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund did not invest in derivatives during the reporting
period.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

16 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Moderately Conservative Fund
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 57.5%
Equity Funds 42.5%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 18.6%
NVIT Short Term Bond Fund, Class Y 18.1%
NVIT Core Plus Bond Fund, Class Y 17.4%
NVIT Core Bond Fund, Class Y 14.3%
NVIT GS International Equity Insights Fund, Class Y 10.1%
NVIT U.S. 130/30 Equity Fund, Class Y 6.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.5%
Nationwide Bond Fund, Class R6 3.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 1.9%
DoubleLine NVIT Total Return Tactical Fund, Class Y 1.9%
Other Holdings 2.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2020 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 9.15% 6.77% 5.76% 3/27/2008
Class II 9.05% 6.70% 5.68% 3/27/2008
Morningstar
®
Moderately
Conservative Target Risk
Index 11.83% 8.16% 6.47%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.94% 0.84%
Class II 1.19% 0.93%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Moderately Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderately Conservative Fund versus
performance of the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 12/31/20. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Conservative Fund - December 31, 2020 - Fund Commentary - 19
For the annual period ended December 31, 2020, the NVIT
Blueprint
SM
Conservative Fund (formerly, NVIT Cardinal
SM
Conservative Fund) (Class II) returned 7.59% versus 9.72%
for its benchmark, the Morningstar
®
Conservative Target Risk
Index. For broader comparison, the return for the Fund’s
Morningstar
®
peer category, Allocation–15% to 30% Equity
(consisting of 177 funds as of December 31, 2020), was 6.44%
for the same period. Performance for the Fund’s other share
class versus the Fund’s benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500
®
Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000
®
Index returning 19.96%. Non-U.S. stocks also faced economic
headwinds, and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE
®
Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets
®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s ten underlying investments held during
the reporting period posted positive returns. The leading
contributor to the Fund’s performance during the reporting
period was the allocation to the NVIT Core Plus Bond Fund
(Class Y), which returned 9.41% during the period. The NVIT
GS Large Cap Equity Insights Fund (Class Y) was the second
largest contributor, returning 17.22% for the period. The third-
largest contributor was the NVIT Short Term Bond Fund (Class
Y) which returned 3.32% for the period.
The smallest contributors to the performance of the Fund for the Period were the DoubleLine NVIT Total Return Tactical
Fund (Class Y), the NVIT GS International Equity Insights Fund
(Class Y), and the Nationwide Inflation Protected Securities
Fund (Class R6), which returned 4.09%, 5.00%, and 11.05%,
respectively.
During the reporting period, the Fund reduced exposure to
the NVIT Emerging Markets Fund, while adding NVIT GS
Emerging Markets Equity Insights Fund. And in August, the
Fund increased exposure to NVIT GS Emerging Markets
Equity Insights Fund again by selling NVIT GS International
Equity Insights Fund.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund does not use derivatives.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

20 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Conservative Fund
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 78.4%
Equity Funds 21.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Short Term Bond Fund, Class Y 28.3%
NVIT Core Plus Bond Fund, Class Y 21.8%
NVIT Core Bond Fund, Class Y 16.6%
NVIT GS Large Cap Equity Insights Fund, Class Y 10.3%
NVIT GS International Equity Insights Fund, Class Y 5.4%
Nationwide Bond Fund, Class R6 5.4%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.9%
NVIT U.S. 130/30 Equity Fund, Class Y 3.6%
DoubleLine NVIT Total Return Tactical Fund, Class Y 2.4%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 2.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Blueprint
SM
Conservative Fund - December 31, 2020 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 7.69% 5.33% 4.33% 3/27/2008
Class II 7.59% 5.23% 4.24% 3/27/2008
Morningstar
®
Conservative
Target Risk Index 9.72% 6.19% 4.79%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.88% 0.78%
Class II 1.13% 0.87%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Conservative Fund versus performance
of the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Balanced Fund - December 31, 2020 - Fund Commentary - 23
For the annual period ended December 31, 2020, the NVIT
Blueprint
SM
Balanced Fund (formerly, NVIT Cardinal
SM
Balanced Fund) (Class II) returned 9.68% versus 12.79% for
its benchmark, the Morningstar
®
Moderate Target Risk Index.
For broader comparison, the return for the Fund’s Morningstar
®
peer category, Allocation–30% to 50% Equity (consisting of
549 funds as of December 31, 2020), was 8.25% for the same
period. Performance for the Fund’s other share class versus
the Fund’s benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500
®
Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000
®
Index returning 19.96%. Non-U.S. stocks also faced economic
headwinds, and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE
®
Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets
®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The leading contributor to the Fund’s performance during the reporting period was the allocation to the NVIT GS Large Cap Equity Insights Fund
(Class Y), which returned 17.22% during the period. The
NVIT Core Plus Bond Fund (Class Y) was the second largest
contributor, returning 9.41% for the period. The third largest contributor was the NVIT US 130/30 Equity Fund (Class Y),
which returned 16.49% for the period.
The smallest contributors to the performance of the Fund for the Period were the DoubleLine NVIT Total Return Tactical
Fund (Class Y), the NVIT GS Small Cap Equity Insights Fund
(Class Y), and the Nationwide Bond Fund (Class R6), which
returned 4.09%, 7.81%, and 7.36%, respectively.
During the reporting period, the Fund reduced its exposure
to the NVIT Emerging Markets Fund, while adding exposure
to the NVIT GS Emerging Markets Equity Insights Fund. In
August, the Fund increased its exposure to NVIT GS Emerging
Markets Equity Insights Fund again by selling a portion of the
NVIT GS International Equity Insights Fund.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund did not invest in derivatives during the reporting
period.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

24 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Balanced Fund
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 52.6%
Fixed Income Funds 47.4%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 21.4%
NVIT Core Plus Bond Fund, Class Y 16.3%
NVIT Short Term Bond Fund, Class Y 13.2%
NVIT Core Bond Fund, Class Y 13.2%
NVIT GS International Equity Insights Fund, Class Y 13.1%
NVIT U.S. 130/30 Equity Fund, Class Y 7.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.6%
Nationwide Bond Fund, Class R6 3.3%
Nationwide International Small Cap Fund, Class R6 2.8%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.2%
DoubleLine NVIT Total Return Tactical Fund, Class Y 1.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Blueprint
SM
Balanced Fund - December 31, 2020 - Fund Commentary - 25
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 9.71% 7.37% 6.39% 3/27/2008
Class II 9.68% 7.27% 6.30% 3/27/2008
Morningstar
®
Moderate
Target Risk Index 12.79% 9.74% 7.77%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.97% 0.87%
Class II 1.22% 0.96%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

26 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Balanced Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Balanced Fund versus performance of
the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2020 - Fund Commentary - 27
For the annual period ended December 31, 2020, the NVIT
Blueprint
SM
Capital Appreciation Fund (formerly, NVIT Cardinal
SM
Capital Appreciation Fund) (Class II) returned 11.47% versus
12.79% for its benchmark, the Morningstar
®
Moderate Target
Risk Index. For broader comparison, the return for the Fund’s
Morningstar
®
peer category, Allocation–50% to 70% Equity
(consisting of 673 funds as of December 31, 2020), was 11.42%
for the same period. Performance for the Fund’s other share
class versus the Fund’s benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500
®
Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000
®
Index returning 19.96%. Non-U.S. stocks also faced economic
headwinds, and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE
®
Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets
®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The leading contributor to the Fund’s performance during the reporting period was the allocation to the NVIT GS Large Cap Equity Insights Fund
(Class Y), which returned 17.22% during the period. The NVIT
US 130/30 Equity Fund (Class Y) was the second largest
contributor, returning 16.49% for the period. The third largest contributor was the NVIT Core Plus Bond Fund (Class Y),
which returned 9.41% for the period.
The smallest contributors to the performance of the Fund for the Period were the DoubleLine NVIT Total Return Tactical
Fund (Class Y), the NVIT GS Small Cap Equity Insights Fund
(Class Y), and the Nationwide Bond Fund (Class R6), which
returned 4.09%, 7.81%, and 7.36%, respectively.
During the reporting period, the Fund reduced its exposure
to the NVIT Emerging Markets Fund, while adding exposure
to the NVIT GS Emerging Markets Equity Insights Fund. In
August, the Fund increased its exposure to NVIT GS Emerging
Markets Equity Insights Fund again by selling a portion of the
NVIT GS International Equity Insights Fund.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund did not invest in derivatives during the reporting
period.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

28 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Capital Appreciation Fund
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 72.1%
Fixed Income Funds 27.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 31.5%
NVIT GS International Equity Insights Fund, Class Y 15.9%
NVIT Core Plus Bond Fund, Class Y 11.4%
NVIT U.S. 130/30 Equity Fund, Class Y 11.0%
NVIT Core Bond Fund, Class Y 9.2%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 7.1%
NVIT Short Term Bond Fund, Class Y 4.6%
Nationwide International Small Cap Fund, Class R6 4.4%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.2%
Nationwide Bond Fund, Class R6 1.8%
DoubleLine NVIT Total Return Tactical Fund, Class Y 0.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2020 - Fund Commentary - 29
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 11.67% 8.98% 7.82% 3/27/2008
Class II 11.47% 8.88% 7.71% 3/27/2008
Morningstar
®
Moderate
Target Risk Index 12.79% 9.74% 7.77%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.01% 0.91%
Class II 1.26% 1.00%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

30 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Capital Appreciation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Capital Appreciation Fund versus
performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2020 - Fund Commentary - 31
For the annual period ended December 31, 2020, the NVIT
Blueprint
SM
Managed Growth & Income Fund (formerly, NVIT
Cardinal
SM
Managed Growth & Income Fund) (Class II) returned
5.04% versus 12.79% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund’s Morningstar
®
peer category, Allocation–30% to
50% Equity (consisting of 549 funds as of December 31, 2020), was 8.25% for the same period. Performance for the Fund’s
other share class versus the Fund’s benchmark is stated in
the Average Annual Total Return chart in this report’s Fund
Performance section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500
®
Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
13.66%, and U.S. small-capitalization stocks also posted strong results during the reporting period, with the Russell 2000
®
Index returning 19.96%. Non-U.S. stocks also faced economic
headwinds and performance diverged from U.S. equities
through most of the year, though ended on a positive note. The
MSCI EAFE
®
Index (representing non-U.S. developed market
countries) returned 7.82%, and the MSCI Emerging Markets
®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through the second quarter of
2020. In response to abruptly stopped economic activities, the
U.S. central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51% during the period. Meanwhile, the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
6.17% for the reporting period. Credit spreads spiked in the first quarter of 2020 and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Core Sleeve’s eleven underlying investments held
during the reporting period posted positive returns. The leading contributor to the Fund’s performance during the reporting
period, was the allocation to the NVIT GS Large Cap Equity
Insights Fund (Class Y), which returned 17.22% during the
period. The NVIT Core Plus Bond Fund (Class Y) was the
second largest contributor, returning 9.41% for the period. The third largest contributor was the NVIT US 130/30 Equity Fund
(Class Y), which returned 16.49% for the period.
The smallest contributors to the performance of the Fund for the Period were the DoubleLine NVIT Total Return Tactical
Fund (Class Y), the NVIT GS Small Cap Equity Insights Fund
(Class Y), and the Nationwide Bond Fund (Institutional Service
Class), which returned 4.09%, 7.81%, and 7.36%, respectively.
During the reporting period, the core sleeve reduced NVIT
Emerging Markets Fund exposure, while adding NVIT GS
Emerging Markets Equity Insights Fund. And in August, the
Fund increased exposure to NVIT GS Emerging Markets
Equity Insights Fund again by selling NVIT GS International
Equity Insights Fund.
Through the volatility overlay sleeve, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
Index, S&P Midcap 400 Index, Russell 2000 Index and MSCI
EAFE Index as dictated by an algorithm that determines –
based on numerous variables – whether the Fund’s equity
exposure should be increased or decreased in light of the
volatility associated with prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied widely over the course of 2020. Broad market volatility
(S&P 500) ranged between approximately 12% and 82%. We
began the year with relatively low volatility, but it quickly spiked in late February due to virus concerns and recession news.
This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Later, market
volatility started to gradually trend lower by the middle of the year followed by renewed political uncertainty in the fourth quarter of 2020, which saw and increased level of volatility.
These fluctuations caused the algorithm to detract from
performance, in line with other periods of rapid, “v-shaped”
market movements. Overall, the overlay sleeve reduced the
Fund’s volatility but was a detractor from performance during the reporting period.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Subadviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA

32 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Managed Growth & Income Fund
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up);
international securities (currency fluctuations, political risks, differences in accounting and limited availability of information);
and cash position risk (the Fund may miss investment
opportunities). Through its Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives
(which create investment leverage and are highly volatile).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC
(NWAM) provides asset allocation consulting services to
NFA. NWAM also manages the Volatility Overlay using stock
index futures according to Nationwide Funds’ quantitative
process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is
a registered investment adviser and wholly owned subsidiary
of Nationwide Mutual Insurance Company, and therefore is
affiliated with NFA.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 51.6%
Fixed Income Funds 46.5%
Futures Contracts 0.2%
Other assets in excess of liabilities 1.7%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 21.4%
NVIT Core Plus Bond Fund, Class Y 16.3%
NVIT Short Term Bond Fund, Class Y 13.2%
NVIT Core Bond Fund, Class Y 13.2%
NVIT GS International Equity Insights Fund, Class Y 13.1%
NVIT U.S. 130/30 Equity Fund, Class Y 7.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.6%
Nationwide Bond Fund, Class R6 3.3%
Nationwide International Small Cap Fund, Class R6 2.8%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.2%
DoubleLine NVIT Total Return Tactical Fund, Class Y 1.4%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2020 - Fund Commentary - 33
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 5.32% 6.36% 4.36% 4/30/2014
Class II 5.04% 6.14% 4.80% 4/30/2013
Morningstar
®
Moderate
Target Risk Index 12.79% 9.74% 7.67% 4/30/2013
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.00% 0.83%
Class II 1.25% 1.03%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

34 - Fund Commentary - December 31, 2020 - NVIT Blueprint
SM
Managed Growth & Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Managed Growth & Income Fund versus
performance of the Morningstar
®
Moderate Target Risk Index from inception through 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2020 - Fund Overview - 35
For the annual period ended December 31, 2020, the NVIT
Blueprint
SM
Managed Growth Fund (formerly, NVIT Cardinal
SM
Managed Growth Fund) (Class II) returned 7.36% versus
12.79% for its benchmark, the Morningstar
®
Moderate Target
Risk Index. For broader comparison, the return for the Fund’s
Morningstar
®
peer category, Allocation—50% to 70% Equity
(consisting of 673 funds as of December 31, 2020), was 11.42%
for the same period. Performance for the Fund’s other share
class versus the Fund’s benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
During the reporting period, despite the impact from pandemic and economic recession, U.S. stocks posted positive results, with large capitalization stocks appreciating strongly as the
S&P 500
®
Index returned 18.40%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
13.66%, and U.S. small-capitalization stocks also posted
strong results during the reporting period, with the Russell
2000
®
Index returning 19.96%. Non-U.S. stocks also faced
economic headwinds, and performance diverged from U.S.
equities through most of the year, though they ended on a
positive note. The MSCI EAFE
®
Index (representing non-U.S.
developed market countries) returned 7.82%, and the MSCI
Emerging Markets
®
Index returned 18.31%.
U.S. and non-U.S. bonds enjoyed a tailwind as government
bond yields broadly tracked the hard-hit global economic data lower from beginning of the year through second quarter. In
response to abruptly stopped economic activities, the U.S.
central bank cut interest rates twice in March. The treasury yield curve then steepened gradually as increased growth
expectations lifted longer dated interest rates in the second half of year. The Bloomberg Barclays U.S. Aggregate Bond
Index returned 7.51% during the period. Meanwhile, the ICE
Bank of America/Merrill Lynch US High Yield Master II Index
returned 6.17% for the reporting period. Credit spreads spiked in the first quarter and gradually narrowed for the rest of year with the help of global central banks’ open market operations.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
11.16% for the reporting period.
All of the Fund’s 11 underlying investments held during the
reporting period posted positive returns. The leading contributor to the Fund’s performance during the reporting period was the allocation to the NVIT GS Large Cap Equity Insights Fund
(Class Y), which returned 17.22% during the period. The NVIT
US 130/30 Equity Fund (Class Y) was the second largest
contributor, returning 16.49% for the period. The third largest contributor was the NVIT Core Plus Bond Fund (Class Y),
which returned 9.41% for the period.
The smallest contributors to the performance of the Fund for the period were the DoubleLine NVIT Total Return Tactical
Fund (Class Y), the NVIT GS Small Cap Equity Insights Fund
(Class Y), and the Nationwide Bond Fund (Class R6), which
returned 4.09%, 7.81%, and 7.36%, respectively.
During the reporting period, the core sleeve reduced its
exposure to the NVIT Emerging Markets Fund, while adding
exposure to the NVIT GS Emerging Markets Equity Insights
Fund. In August, the Fund increased its exposure to NVIT GS
Emerging Markets Equity Insights Fund again by selling a
portion of the NVIT GS International Equity Insights Fund.
Through the volatility overlay sleeve, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
Index, S&P Midcap 400 Index, Russell 2000 Index and MSCI
EAFE Index as dictated by an algorithm that determines –
based on numerous variables – whether the Fund’s equity
exposure should be increased or decreased in light of the
volatility associated with prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied widely over the course of 2020. Broad market volatility
(S&P 500) ranged between approximately 12% and 82%+. We
began the year with relatively low volatility, but it quickly spiked in late February due to virus concerns and recession news.
This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Later, market
volatility started to gradually trend lower by the middle of the year followed by renewed political uncertainty in the fourth quarter of 2020, which saw an increased level of volatility.
These fluctuations caused the algorithm to detract from
performance, in line with other periods of rapid, “v-shaped”
market movements. Overall, the overlay sleeve reduced the
Fund’s volatility but was a detractor from performance during the reporting period.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Subadviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA

36 - Fund Overview - December 31, 2020 - NVIT Blueprint
SM
Managed Growth Fund
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up);
international securities (currency fluctuations, political risks, differences in accounting and limited availability of information);
and cash position risk (the Fund may miss investment
opportunities). Through its Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives
(which create investment leverage and are highly volatile).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC
(NWAM) provides asset allocation consulting services to
NFA. NWAM also manages the Volatility Overlay using stock
index futures according to Nationwide Funds’ quantitative
process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is
a registered investment adviser and wholly owned subsidiary
of Nationwide Mutual Insurance Company, and therefore is
affiliated with NFA.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 59.8%
Fixed Income Funds 36.0%
Futures Contracts 0.5%
Other assets in excess of liabilities 3.7%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 26.5%
NVIT Core Plus Bond Fund, Class Y 14.2%
NVIT GS International Equity Insights Fund, Class Y 14.0%
NVIT Core Bond Fund, Class Y 11.2%
NVIT U.S. 130/30 Equity Fund, Class Y 9.3%
NVIT Short Term Bond Fund, Class Y 8.4%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 7.2%
Nationwide International Small Cap Fund, Class R6 3.3%
Nationwide Bond Fund, Class R6 2.3%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.2%
DoubleLine NVIT Total Return Tactical Fund, Class Y 1.4%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2020 - Fund Overview - 37
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 7.53% 7.78% 5.19% 4/30/2014
Class II 7.36% 7.57% 5.63% 4/30/2013
Morningstar
®
Moderate
Target Risk Index 12.79% 9.74% 7.67% 4/30/2013
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.02% 0.83%
Class II 1.27% 1.03%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

38 - Fund Overview - December 31, 2020 - NVIT Blueprint
SM
Managed Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Managed Growth Fund versus performance
of the Morningstar
®
Moderate Target Risk Index from inception through 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Blueprint Funds - December 31, 2020 - Shareholder Expense Example - 39
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2020)
and continued to hold your shares at the end of the reporting period (December 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2020 through December 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2020 through December 31, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
(a)
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)(b)
NVIT Blueprint
SM
Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,204.00 1.83 0.33
Hypothetical
(c)(d)
1,000.00 1,023.48 1.68 0.33
Class II Shares
Actual
(c)
1,000.00 1,202.20 2.32 0.42
Hypothetical
(c)(d)
1,000.00 1,023.03 2.14 0.42
NVIT Blueprint
SM
Moderately Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,183.00 1.65 0.30
Hypothetical
(c)(d)
1,000.00 1,023.63 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,182.00 2.14 0.39
Hypothetical
(c)(d)
1,000.00 1,023.18 1.98 0.39
NVIT Blueprint
SM
Moderate Fund
Class I Shares
Actual
(c)
1,000.00 1,140.20 1.56 0.29
Hypothetical
(c)(d)
1,000.00 1,023.68 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,140.60 2.04 0.38
Hypothetical
(c)(d)
1,000.00 1,023.23 1.93 0.38

40 - Shareholder Expense Example - December 31, 2020 - Blueprint Funds
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
(a)
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)(b)
NVIT Blueprint
SM
Moderately Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,099.00 1.58 0.30
Hypothetical
(c)(d)
1,000.00 1,023.63 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,099.10 2.06 0.39
Hypothetical
(c)(d)
1,000.00 1,023.18 1.98 0.39
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,061.30 1.55 0.30
Hypothetical
(c)(d)
1,000.00 1,023.63 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,060.30 2.02 0.39
Hypothetical
(c)(d)
1,000.00 1,023.18 1.98 0.39
NVIT Blueprint
SM
Balanced Fund
Class I Shares
Actual
(c)
1,000.00 1,119.50 1.55 0.29
Hypothetical
(c)(d)
1,000.00 1,023.68 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,119.40 2.02 0.38
Hypothetical
(c)(d)
1,000.00 1,023.23 1.93 0.38
NVIT Blueprint
SM
Capital Appreciation Fund
Class I Shares
Actual
(c)
1,000.00 1,160.90 1.58 0.29
Hypothetical
(c)(d)
1,000.00 1,023.68 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,158.80 2.06 0.38
Hypothetical
(c)(d)
1,000.00 1,023.23 1.93 0.38
NVIT Blueprint
SM
Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 1,091.50 1.31 0.25
Hypothetical
(c)(d)
1,000.00 1,023.88 1.27 0.25
Class II Shares
Actual
(c)
1,000.00 1,089.70 2.36 0.45
Hypothetical
(c)(d)
1,000.00 1,022.87 2.29 0.45
NVIT Blueprint
SM
Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 1,138.70 1.18 0.22
Hypothetical
(c)(d)
1,000.00 1,024.03 1.12 0.22
Class II Shares
Actual
(c)
1,000.00 1,138.10 2.26 0.42
Hypothetical
(c)(d)
1,000.00 1,023.03 2.14 0.42
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT Blueprint
SM
Aggressive Fund - December 31, 2020 - Statement of Investments - 41
Investment Companies 100.0%
Shares Value ($)
Equity Funds 90.9%
Nationwide International Small
Cap Fund, Class R6(a) 708,278 8,485,171
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 999,561 12,534,492
NVIT GS International Equity
Insights Fund, Class Y(a) 2,567,842 27,732,695
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 3,984,519 48,850,208
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 360,489 4,210,513
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 1,437,440 17,565,516
Total Equity Funds
(cost $100,884,106 ) 119,378,595
Investment Companies
Shares Value ($)
Fixed Income Funds 9.1%
Nationwide Bond Fund, Class
R6(a) 116,797 1,191,328
NVIT Core Bond Fund, Class
Y(a) 416,464 4,764,351
NVIT Core Plus Bond Fund,
Class Y(a) 491,960 6,041,264
Total Fixed Income Funds
(cost $11,162,197) 11,996,943
Total Investment Companies
(cost $112,046,303) 131,375,538
Total Investments
(cost $112,046,303) — 100.0% 131,375,538
Liabilities in excess of other assets — 0.0%
†
(59,653)
NET ASSETS — 100.0% $ 131,315,885
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

42 - Statement of Investments - December 31, 2020 - NVIT Blueprint
SM
Moderately Aggressive Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 81.6%
Nationwide International Small
Cap Fund, Class R6(a) 1,882,810 22,556,068
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 2,833,380 35,530,587
NVIT GS International Equity
Insights Fund, Class Y(a) 7,007,253 75,678,331
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,516,959 141,197,918
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,149,906 13,430,899
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 4,051,975 49,515,141
Total Equity Funds
(cost $286,470,428 ) 337,908,944
Investment Companies
Shares Value ($)
Fixed Income Funds 18.4%
Nationwide Bond Fund, Class
R6(a) 742,404 7,572,520
NVIT Core Bond Fund, Class
Y(a) 2,647,093 30,282,743
NVIT Core Plus Bond Fund,
Class Y(a) 3,128,164 38,413,859
Total Fixed Income Funds
(cost $71,701,701) 76,269,122
Total Investment Companies
(cost $358,172,129) 414,178,066
Total Investments
(cost $358,172,129) — 100.0% 414,178,066
Liabilities in excess of other assets — 0.0%
†
(144,379)
NET ASSETS — 100.0% $ 414,033,687
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderate Fund - December 31, 2020 - Statement of Investments - 43
Investment Companies 100.0%
Shares Value ($)
Equity Funds 62.5%
Nationwide International Small
Cap Fund, Class R6(a) 6,705,337 80,329,933
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 13,662,701 171,330,275
NVIT GS International Equity
Insights Fund, Class Y(a) 31,178,621 336,729,110
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 51,988,993 637,385,057
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,549,827 53,141,979
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 18,293,887 223,551,299
Total Equity Funds
(cost $1,272,700,883 ) 1,502,467,653
Investment Companies
Shares Value ($)
Fixed Income Funds 37.5%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 3,318,799 33,818,558
Nationwide Bond Fund, Class
R6(a) 5,502,019 56,120,594
NVIT Core Bond Fund, Class
Y(a) 23,541,280 269,312,240
NVIT Core Plus Bond Fund,
Class Y(a) 27,823,606 341,673,876
NVIT Short Term Bond Fund,
Class Y(a) 19,357,620 202,093,551
Total Fixed Income Funds
(cost $866,536,418) 903,018,819
Total Investment Companies
(cost $2,139,237,301) 2,405,486,472
Total Investments
(cost $2,139,237,301) — 100.0% 2,405,486,472
Liabilities in excess of other assets — 0.0%
†
(783,382)
NET ASSETS — 100.0% $ 2,404,703,090
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - December 31, 2020 - NVIT Blueprint
SM
Moderately Conservative Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 42.5%
Nationwide International Small
Cap Fund, Class R6(a) 1,029,114 12,328,787
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 2,581,119 32,367,228
NVIT GS International Equity
Insights Fund, Class Y(a) 6,734,497 72,732,562
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 10,942,367 134,153,418
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 698,326 8,156,447
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,850,935 47,058,427
Total Equity Funds
(cost $260,142,591 ) 306,796,869
Fixed Income Funds 57.5%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,358,325 13,841,333
Nationwide Bond Fund, Class
R6(a) 2,702,262 27,563,074
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,262,137 13,946,616
NVIT Core Bond Fund, Class
Y(a) 9,032,906 103,336,447
NVIT Core Plus Bond Fund,
Class Y(a) 10,249,086 125,858,777
NVIT Short Term Bond Fund,
Class Y(a) 12,544,198 130,961,428
Total Fixed Income Funds
(cost $400,238,529) 415,507,675
Total Investment Companies
(cost $660,381,120) 722,304,544
Total Investments
(cost $660,381,120) — 100.0% 722,304,544
Liabilities in excess of other assets — 0.0%
†
(254,604)
NET ASSETS — 100.0% $ 722,049,940
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Conservative Fund - December 31, 2020 - Statement of Investments - 45
Investment Companies 100.0%
Shares Value ($)
Equity Funds 21.6%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 1,380,989 17,317,598
NVIT GS International Equity
Insights Fund, Class Y(a) 3,797,377 41,011,673
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,340,651 77,736,382
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 2,236,423 27,329,090
Total Equity Funds
(cost $135,581,771 ) 163,394,743
Investment Companies
Shares Value ($)
Fixed Income Funds 78.4%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,813,308 18,477,612
Nationwide Bond Fund, Class
R6(a) 3,968,912 40,482,902
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,695,046 29,780,261
NVIT Core Bond Fund, Class
Y(a) 10,935,761 125,105,102
NVIT Core Plus Bond Fund,
Class Y(a) 13,384,334 164,359,619
NVIT Short Term Bond Fund,
Class Y(a) 20,448,639 213,483,792
Total Fixed Income Funds
(cost $571,418,640) 591,689,288
Total Investment Companies
(cost $707,000,411) 755,084,031
Total Investments
(cost $707,000,411) — 100.0% 755,084,031
Liabilities in excess of other assets — 0.0%
†
(259,548)
NET ASSETS — 100.0% $ 754,824,483
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - December 31, 2020 - NVIT Blueprint
SM
Balanced Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 52.6%
Nationwide International Small
Cap Fund, Class R6(a) 4,852,096 58,128,109
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 9,126,574 114,447,234
NVIT GS International Equity
Insights Fund, Class Y(a) 25,071,156 270,768,485
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 36,122,594 442,862,996
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,950,823 46,145,611
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 12,709,779 155,313,496
Total Equity Funds
(cost $925,464,278 ) 1,087,665,931
Investment Companies
Shares Value ($)
Fixed Income Funds 47.4%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 2,882,545 29,373,137
Nationwide Bond Fund, Class
R6(a) 6,690,451 68,242,603
NVIT Core Bond Fund, Class
Y(a) 23,855,156 272,902,988
NVIT Core Plus Bond Fund,
Class Y(a) 27,388,291 336,328,211
NVIT Short Term Bond Fund,
Class Y(a) 26,153,881 273,046,518
Total Fixed Income Funds
(cost $942,058,090) 979,893,457
Total Investment Companies
(cost $1,867,522,368) 2,067,559,388
Total Investments
(cost $1,867,522,368 ) — 100.0% 2,067,559,388
Liabilities in excess of other assets — 0.0%
†
(680,524)
NET ASSETS — 100.0% $ 2,066,878,864
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2020 - Statement of Investments - 47
Investment Companies 100.0%
Shares Value ($)
Equity Funds 72.1%
Nationwide International Small
Cap Fund, Class R6(a) 9,024,035 108,107,944
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 13,790,873 172,937,546
NVIT GS International Equity
Insights Fund, Class Y(a) 36,134,663 390,254,363
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 62,980,683 772,143,170
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,592,457 53,639,898
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 22,160,094 270,796,345
Total Equity Funds
(cost $1,495,976,451 ) 1,767,879,266
Investment Companies
Shares Value ($)
Fixed Income Funds 27.9%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 2,233,687 22,761,276
Nationwide Bond Fund, Class
R6(a) 4,443,763 45,326,379
NVIT Core Bond Fund, Class
Y(a) 19,805,621 226,576,307
NVIT Core Plus Bond Fund,
Class Y(a) 22,471,400 275,948,789
NVIT Short Term Bond Fund,
Class Y(a) 10,857,127 113,348,409
Total Fixed Income Funds
(cost $653,210,621) 683,961,160
Total Investment Companies
(cost $2,149,187,072) 2,451,840,426
Total Investments
(cost $2,149,187,072) — 100.0% 2,451,840,426
Liabilities in excess of other assets — 0.0%
†
(793,310)
NET ASSETS — 100.0% $ 2,451,047,116
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - December 31, 2020 - NVIT Blueprint
SM
Managed Growth & Income Fund
Investment Companies 98.1%
Shares Value ($)
Equity Funds 51.6%
Nationwide International Small
Cap Fund, Class R6(a) 1,346,652 16,132,894
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 2,533,189 31,766,194
NVIT GS International Equity
Insights Fund, Class Y(a) 6,963,421 75,204,946
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 10,032,674 123,000,582
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,096,778 12,810,371
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,529,011 43,124,512
Total Equity Funds
(cost $255,757,470 ) 302,039,499
Investment Companies
Shares Value ($)
Fixed Income Funds 46.5%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 801,043 8,162,628
Nationwide Bond Fund, Class
R6(a) 1,859,089 18,962,711
NVIT Core Bond Fund, Class
Y(a) 6,629,518 75,841,689
NVIT Core Plus Bond Fund,
Class Y(a) 7,610,162 93,452,784
NVIT Short Term Bond Fund,
Class Y(a) 7,267,904 75,876,913
Total Fixed Income Funds
(cost $261,164,440) 272,296,725
Total Investment Companies
(cost $516,921,910) 574,336,224
Total Investments
(cost $516,921,910) — 98.1% 574,336,224
Other assets in excess of liabilities — 1.9% 11,081,067
NET ASSETS — 100.0% $ 585,417,291
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 362 3/2021 USD 38,567,480 450,298
Russell 2000 E-Mini Index 56 3/2021 USD 5,529,440 49,292
S&P 500 E-Mini Index 190 3/2021 USD 35,613,600 628,061
S&P Midcap 400 E-Mini Index 56 3/2021 USD 12,899,600 162,291
1,289,942
At December 31, 2020, the Fund had $6,653,944 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2020 - Statement of Investments - 49
Investment Companies 95.8%
Shares Value ($)
Equity Funds 59.8%
Nationwide International Small
Cap Fund, Class R6(a) 3,531,231 42,304,150
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 7,195,108 90,226,654
NVIT GS International Equity
Insights Fund, Class Y(a) 16,429,848 177,442,354
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 27,396,631 335,882,691
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,396,076 27,986,165
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 9,638,043 117,776,885
Total Equity Funds
(cost $668,330,453 ) 791,618,899
Investment Companies
Shares Value ($)
Fixed Income Funds 36.0%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,749,554 17,827,958
Nationwide Bond Fund, Class
R6(a) 2,900,853 29,588,698
NVIT Core Bond Fund, Class
Y(a) 12,412,520 141,999,231
NVIT Core Plus Bond Fund,
Class Y(a) 14,668,672 180,131,298
NVIT Short Term Bond Fund,
Class Y(a) 10,206,011 106,550,758
Total Fixed Income Funds
(cost $455,868,977) 476,097,943
Total Investment Companies
(cost $1,124,199,430) 1,267,716,842
Total Investments
(cost $1,124,199,430 ) — 95.8% 1,267,716,842
Other assets in excess of liabilities — 4.2% 55,449,444
NET ASSETS — 100.0% $ 1,323,166,286
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 1,040 3/2021 USD 110,801,600 1,704,492
Russell 2000 E-Mini Index 208 3/2021 USD 20,537,920 548,290
S&P 500 E-Mini Index 632 3/2021 USD 118,462,080 2,761,375
S&P Midcap 400 E-Mini Index 192 3/2021 USD 44,227,200 1,151,483
6,165,640
At December 31, 2020, the Fund had $20,931,680 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

50 - Statements of Assets and Liabilities - December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive
Fund
Assets:
Investment securities of affiliated issuers, at value $ 131,375,538 $ 414,178,066
Receivable for investments sold — 664,593
Receivable for capital shares issued 28,608 9,365
Receivable for reimbursement from investment adviser (Note 3) 1,854 3,305
Prepaid expenses 167 571
Total Assets 131,406,167 414,855,900
Liabilities:
Payable for investments purchased 28,392 —
Payable for capital shares redeemed 216 673,958
Accrued expenses and other payables:
Investment advisory fees 10,875 34,559
Fund administration fees 13,787 19,795
Distribution fees 6,947 24,726
Administrative servicing fees 16,139 52,327
Accounting and transfer agent fees 49 76
Trustee fees 48 209
Custodian fees 778 3,130
Compliance program costs (Note 3) 123 402
Professional fees 5,395 5,798
Printing fees 3,169 3,993
Other 4,364 3,240
Total Liabilities 90,282 822,213
Net Assets $ 131,315,885 $ 414,033,687
Cost of investment securities of affiliated issuers 112,046,303 358,172,129
Represented by:
Capital $ 114,246,456 $ 356,816,034
Total distributable earnings (loss) 17,069,429 57,217,653
Net Assets $ 131,315,885 $ 414,033,687

Blueprint Funds - December 31, 2020 - Statements of Assets and Liabilities - 51
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
$ 2,405,486,472 $ 722,304,544 $ 755,084,031
978,052 208,219 479,370
7,712 2,120 132
— — —
3,567 1,112 1,053
2,406,475,803 722,515,995 755,564,586
— — —
985,764 210,339 479,502
191,025 60,873 63,766
62,357 26,498 27,148
178,076 54,208 56,702
308,160 92,842 95,987
253 107 108
1,383 453 789
20,410 5,685 2,023
2,386 728 802
8,910 6,400 6,116
10,725 5,163 4,887
3,264 2,759 2,273
1,772,713 466,055 740,103
$ 2,404,703,090 $ 722,049,940 $ 754,824,483
2,139,237,301 660,381,120 707,000,411
$ 2,120,914,004 $ 651,422,026 $ 697,480,782
283,789,086 70,627,914 57,343,701
$ 2,404,703,090 $ 722,049,940 $ 754,824,483

52 - Statements of Assets and Liabilities - December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive
Fund
Net Assets:
Class I Shares $ 38,067,809 $ 84,870,507
Class II Shares 93,248,076 329,163,180
Total $ 131,315,885 $ 414,033,687
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 3,502,718 8,908,018
Class II Shares 8,606,627 34,620,935
Total 12,109,345 43,528,953
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10 .87 $ 9 .53
Class II Shares $ 10 .83 $ 9 .51
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - December 31, 2020 - Statements of Assets and Liabilities - 53
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
$ 48,710,299 $ 7,096,376 $ 8,581,355
2,355,992,791 714,953,564 746,243,128
$ 2,404,703,090 $ 722,049,940 $ 754,824,483
4,481,512 640,464 786,762
217,424,274 64,612,208 68,475,269
221,905,786 65,252,672 69,262,031
$ 10 .87 $ 11 .08 $ 10 .91
$ 10 .84 $ 11 .07 $ 10 .90

54 - Statements of Assets and Liabilities - December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 2,067,559,388 $ 2,451,840,426
Cash — —
Deposits with broker for futures contracts — —
Dividends receivable — —
Receivable for investments sold 647,015 332,944
Receivable for capital shares issued 1,045 4,491
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 3,109 3,527
Total Assets 2,068,210,557 2,452,181,388
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 648,060 337,435
Payable for variation margin on futures contracts — —
Accrued expenses and other payables:
Investment advisory fees 168,292 193,289
Fund administration fees 55,191 63,034
Distribution fees 154,600 181,820
Administrative servicing fees 264,605 312,583
Accounting and transfer agent fees 223 248
Trustee fees 1,227 1,361
Custodian fees 15,932 20,519
Compliance program costs (Note 3) 2,061 2,412
Professional fees 8,409 8,819
Printing fees 10,444 9,425
Other 2,649 3,327
Total Liabilities 1,331,693 1,134,272
Net Assets $ 2,066,878,864 $ 2,451,047,116
Cost of investment securities of affiliated issuers 1,867,522,368 2,149,187,072
Represented by:
Capital $ 1,846,383,292 $ 2,132,456,462
Total distributable earnings (loss) 220,495,572 318,590,654
Net Assets $ 2,066,878,864 $ 2,451,047,116

Blueprint Funds - December 31, 2020 - Statements of Assets and Liabilities - 55
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth Fund
$ 574,336,224 $ 1,267,716,842
4,732,967 35,052,954
6,653,944 20,931,680
601 2,523
211,813 —
— 10,163
86,520 219,826
883 1,925
586,022,952 1,323,935,913
— 7,788
222,961 1,965
63,692 70,497
107,824 242,681
23,559 39,068
97,525 219,745
72,755 162,530
77 135
341 755
3,367 7,291
580 1,293
6,555 7,562
5,687 6,966
738 1,351
605,661 769,627
$ 585,417,291 $ 1,323,166,286
516,921,910 1,124,199,430
$ 560,258,154 $ 1,240,024,409
25,159,137 83,141,877
$ 585,417,291 $ 1,323,166,286

56 - Statements of Assets and Liabilities - December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 21,756,995 $ 37,553,096
Class II Shares 2,045,121,869 2,413,494,020
Total $ 2,066,878,864 $ 2,451,047,116
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 1,931,585 3,537,430
Class II Shares 182,900,417 227,618,871
Total 184,832,002 231,156,301
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11 .26 $ 10 .62
Class II Shares $ 11 .18 $ 10 .60
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - December 31, 2020 - Statements of Assets and Liabilities - 57
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth Fund
$ 3,013,725 $ 5,335,562
582,403,566 1,317,830,724
$ 585,417,291 $ 1,323,166,286
273,211 471,366
52,971,294 116,867,961
53,244,505 117,339,327
$ 11 .03 $ 11 .32
$ 10 .99 $ 11 .28

58 - Statements of Operations - For the Year Ended December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 792,156 $ 3,467,483
Total Income 792,156 3,467,483
EXPENSES:
Investment advisory fees 221,390 745,452
Fund administration fees 68,466 128,283
Distribution fees Class II Shares 197,997 747,915
Administrative servicing fees Class I Shares 47,244 110,339
Administrative servicing fees Class II Shares 118,800 448,753
Professional fees 19,378 31,009
Printing fees 8,754 16,154
Trustee fees 3,459 11,913
Custodian fees 4,375 13,140
Accounting and transfer agent fees 276 439
Compliance program costs (Note 3) 456 1,529
Other 1,247 5,236
Total expenses before fees waived and expenses reimbursed 691,842 2,260,162
Distribution fees waived - Class II (Note 3) (126,719) (478,668)
Investment advisory fees waived (Note 3) (110,693) (372,719)
Expenses reimbursed by adviser (Note 3) (16,239) (16,049)
Net Expenses 438,191 1,392,726
NET INVESTMENT INCOME 353,965 2,074,757
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 364,479 1,238,354
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (1,549,435) (1,611,106)
Net realized gains (losses) (1,184,956) (372,752)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 14,983,169 42,082,122
Net change in unrealized appreciation/depreciation 14,983,169 42,082,122
Net realized/unrealized gains (losses) 13,798,213 41,709,370
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 14,152,178 $ 43,784,127
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - For the Year Ended December 31, 2020 - Statements of Operations - 59
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
$ 29,670,918 $ 11,600,177 $ 14,848,966
29,670,918 11,600,177 14,848,966
4,448,566 1,403,246 1,412,817
562,744 203,022 204,058
5,583,400 1,739,404 1,747,811
65,648 8,788 10,922
3,350,073 1,043,653 1,048,697
116,241 46,080 45,823
55,708 22,685 24,071
73,150 22,464 22,859
81,008 24,617 21,422
1,481 619 631
9,355 2,902 3,061
42,926 11,981 10,569
14,390,300 4,529,461 4,552,741
(3,573,389) (1,113,223) (1,118,603)
(2,277,092) (701,610) (706,395)
— — —
8,539,819 2,714,628 2,727,743
21,131,099 8,885,549 12,121,223
6,289,121 1,696,442 1,516,145
(8,174,080) (1,002,043) (1,562,535)
(1,884,959) 694,399 (46,390)
207,663,256 50,617,694 44,303,596
207,663,256 50,617,694 44,303,596
205,778,297 51,312,093 44,257,206
$ 226,909,396 $ 60,197,642 $ 56,378,429

60 - Statements of Operations - For the Year Ended December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 29,501,772 $ 25,367,374
Interest income — —
Total Income 29,501,772 25,367,374
EXPENSES:
Investment advisory fees 3,888,724 4,448,620
Fund administration fees 492,428 562,646
Distribution fees Class II Shares 4,874,088 5,611,793
Administrative servicing fees Class I Shares 28,737 48,913
Administrative servicing fees Class II Shares 2,924,481 3,367,109
Professional fees 102,983 115,731
Printing fees 50,498 54,171
Trustee fees 63,273 73,287
Custodian fees 67,658 81,494
Accounting and transfer agent fees 1,314 1,457
Compliance program costs (Note 3) 8,136 9,333
Other 36,717 43,122
Total expenses before fees waived and expenses reimbursed 12,539,037 14,417,676
Distribution fees waived - Class II (Note 3) (3,119,428) (3,591,561)
Investment advisory fees waived (Note 3) (1,968,764) (2,277,292)
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 7,450,845 8,548,823
NET INVESTMENT INCOME 22,050,927 16,818,551
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 5,328,758 6,705,610
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (4,817,059) (6,485,817)
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) 511,699 219,793
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 158,343,752 231,032,112
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation 158,343,752 231,032,112
Net realized/unrealized gains (losses) 158,855,451 231,251,905
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 180,906,378 $ 248,070,456
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - For the Year Ended December 31, 2020 - Statements of Operations - 61
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 8,150,201 $ 15,528,405
32,250 119,735
8,182,451 15,648,140
1,232,522 2,716,062
171,218 325,201
1,393,739 3,075,292
4,117 6,694
836,251 1,845,193
40,966 71,226
24,331 39,043
17,807 39,365
21,835 49,841
463 811
2,337 5,124
9,808 23,659
3,755,394 8,197,511
(278,743) (615,049)
— —
(953,051) (2,388,534)
2,523,600 5,193,928
5,658,851 10,454,212
1,458,970 3,264,661
(1,149,506) (3,425,838)
(21,828,472) (33,247,637)
(21,519,008) (33,408,814)
44,690,696 111,838,988
(768,932) (97,667)
43,921,764 111,741,321
22,402,756 78,332,507
$ 28,061,607 $ 88,786,719

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - December 31, 2020 - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 353,965 $ 706,932
Net realized gains (losses) (1,184,956) 1,425,233
Net change in unrealized appreciation/depreciation 14,983,169 21,218,525
Change in net assets resulting from operations 14,152,178 23,350,690
Distributions to Shareholders From:
Distributable earnings:
Class I (369,549) (3,125,243)
Class II (901,282) (8,576,071)
Change in net assets from shareholder distributions (1,270,831) (11,701,314)
Change in net assets from capital transactions 1,621,417 6,807,231
Change in net assets 14,502,764 18,456,607
Net Assets:
Beginning of year 116,813,121 98,356,514
End of year $ 131,315,885 $ 116,813,121
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 5,441,120 $ 3,870,544
Dividends reinvested 369,549 3,125,243
Cost of shares redeemed (3,445,542) (3,488,780)
Total Class I Shares 2,365,127 3,507,007
Class II Shares
Proceeds from shares issued 11,455,000 4,593,596
Dividends reinvested 901,282 8,576,071
Cost of shares redeemed (13,099,992) (9,869,443)
Total Class II Shares (743,710) 3,300,224
Change in net assets from capital transactions $ 1,621,417 $ 6,807,231
SHARE TRANSACTIONS:
Class I Shares
Issued 585,180 400,199
Reinvested 38,216 339,499
Redeemed (373,395) (358,253)
Total Class I Shares 250,001 381,445
Class II Shares
Issued 1,255,942 482,577
Reinvested 93,494 935,186
Redeemed (1,492,224) (1,008,636)
Total Class II Shares (142,788) 409,127
Total change in shares 107,213 790,572

Blueprint Funds - December 31, 2020 - Statements of Changes in Net Assets - 63
NVIT Blueprint
SM
Moderately Aggressive Fund NVIT Blueprint
SM
Moderate Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 2,074,757 $ 3,346,182 $ 21,131,099 $ 31,003,055
(372,752) 12,265,718 (1,884,959) 82,965,392
42,082,122 61,802,494 207,663,256 292,474,951
43,784,127 77,414,394 226,909,396 406,443,398
(2,423,010) (9,164,613) (1,608,004) (4,840,065)
(9,670,774) (40,357,460) (81,297,762) (241,637,983)
(12,093,784) (49,522,073) (82,905,766) (246,478,048)
(17,292,957) 8,418,673 (185,893,838) (55,634,894)
14,397,386 36,310,994 (41,890,208) 104,330,456
399,636,301 363,325,307 2,446,593,298 2,342,262,842
$ 414,033,687 $ 399,636,301 $ 2,404,703,090 $ 2,446,593,298
$ 5,140,945 $ 6,069,869 $ 2,525,043 $ 2,566,196
2,423,010 9,164,613 1,608,004 4,840,065
(4,614,503) (6,412,501) (4,121,904) (7,627,236)
2,949,452 8,821,981 11,143 (220,975)
6,618,654 3,298,882 7,849,747 1,700,810
9,670,774 40,357,460 81,297,762 241,637,983
(36,531,837) (44,059,650) (275,052,490) (298,752,712)
(20,242,409) (403,308) (185,904,981) (55,413,919)
$ (17,292,957) $ 8,418,673 $ (185,893,838) $ (55,634,894)
612,149 680,781 257,282 246,933
282,732 1,098,784 160,800 489,911
(543,155) (744,959) (422,476) (748,288)
351,726 1,034,606 (4,394) (11,444)
762,569 371,181 822,485 165,530
1,131,085 4,846,596 8,146,068 24,531,174
(4,370,943) (4,952,601) (27,829,151) (29,023,526)
(2,477,289) 265,176 (18,860,598) (4,326,822)
(2,125,563) 1,299,782 (18,864,992) (4,338,266)

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - December 31, 2020 - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 8,885,549 $ 12,051,696
Net realized gains (losses) 694,399 8,911,442
Net change in unrealized appreciation/depreciation 50,617,694 77,337,487
Change in net assets resulting from operations 60,197,642 98,300,625
Distributions to Shareholders From:
Distributable earnings:
Class I (75,232) (449,369)
Class II (8,783,983) (54,906,880)
Change in net assets from shareholder distributions (8,859,215) (55,356,249)
Change in net assets from capital transactions (69,577,819) (24,637,454)
Change in net assets (18,239,392) 18,306,922
Net Assets:
Beginning of year 740,289,332 721,982,410
End of year $ 722,049,940 $ 740,289,332
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,427,959 $ 1,205,692
Dividends reinvested 75,232 449,369
Cost of shares redeemed (1,769,361) (2,531,727)
Total Class I Shares 733,830 (876,666)
Class II Shares
Proceeds from shares issued 9,861,925 7,469,004
Dividends reinvested 8,783,983 54,906,880
Cost of shares redeemed (88,957,557) (86,136,672)
Total Class II Shares (70,311,649) (23,760,788)
Change in net assets from capital transactions $ (69,577,819) $ (24,637,454)
SHARE TRANSACTIONS:
Class I Shares
Issued 237,972 116,299
Reinvested 7,199 44,269
Redeemed (173,430) (248,285)
Total Class I Shares 71,741 (87,717)
Class II Shares
Issued 964,656 718,097
Reinvested 841,378 5,414,838
Redeemed (8,663,072) (8,342,850)
Total Class II Shares (6,857,038) (2,209,915)
Total change in shares (6,785,297) (2,297,632)

Blueprint Funds - December 31, 2020 - Statements of Changes in Net Assets - 65
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 12,121,223 $ 13,183,614 $ 22,050,927 $ 30,653,437
(46,390) 4,881,271 511,699 41,082,923
44,303,596 46,834,610 158,343,752 236,132,342
56,378,429 64,899,495 180,906,378 307,868,702
(37,496) (294,702) (400,404) (1,715,118)
(3,458,565) (27,745,533) (40,966,245) (185,309,466)
(3,496,061) (28,040,235) (41,366,649) (187,024,584)
55,851,742 (21,847,863) (158,255,621) (14,745,897)
108,734,110 15,011,397 (18,715,892) 106,098,221
646,090,373 631,078,976 2,085,594,756 1,979,496,535
$ 754,824,483 $ 646,090,373 $ 2,066,878,864 $ 2,085,594,756
$ 4,319,414 $ 1,745,839 $ 3,483,690 $ 3,640,432
37,496 294,702 400,404 1,715,118
(3,045,566) (2,042,927) (3,643,125) (4,022,610)
1,311,344 (2,386) 240,969 1,332,940
188,748,886 53,665,784 6,728,916 7,440,522
3,458,565 27,745,533 40,966,245 185,309,466
(137,667,053) (103,256,794) (206,191,751) (208,828,825)
54,540,398 (21,845,477) (158,496,590) (16,078,837)
$ 55,851,742 $ (21,847,863) $ (158,255,621) $ (14,745,897)
426,047 170,892 339,190 346,143
3,558 28,947 38,207 167,152
(303,988) (203,077) (356,755) (384,015)
125,617 (3,238) 20,642 129,280
18,536,312 5,260,659 681,501 713,609
328,449 2,727,850 3,935,278 18,188,185
(13,220,211) (10,180,308) (20,130,207) (19,807,074)
5,644,550 (2,191,799) (15,513,428) (905,280)
5,770,167 (2,195,037) (15,492,786) (776,000)

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - December 31, 2020 - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 16,818,551 $ 25,486,426
Net realized gains (losses) 219,793 109,857,614
Net change in unrealized appreciation/depreciation 231,032,112 310,089,584
Change in net assets resulting from operations 248,070,456 445,433,624
Distributions to Shareholders From:
Distributable earnings:
Class I (1,596,462) (3,763,950)
Class II (107,225,887) (287,114,183)
Change in net assets from shareholder distributions (108,822,349) (290,878,133)
Change in net assets from capital transactions (140,764,318) (15,713,657)
Change in net assets (1,516,211) 138,841,834
Net Assets:
Beginning of year 2,452,563,327 2,313,721,493
End of year $ 2,451,047,116 $ 2,452,563,327
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,696,698 $ 3,383,782
Dividends reinvested 1,596,462 3,763,950
Cost of shares redeemed (2,942,948) (3,525,580)
Total Class I Shares 2,350,212 3,622,152
Class II Shares
Proceeds from shares issued 3,773,686 660,795
Dividends reinvested 107,225,887 287,114,183
Cost of shares redeemed (254,114,103) (307,110,787)
Total Class II Shares (143,114,530) (19,335,809)
Change in net assets from capital transactions $ (140,764,318) $ (15,713,657)
SHARE TRANSACTIONS:
Class I Shares
Issued 389,925 332,700
Reinvested 165,094 392,163
Redeemed (304,487) (351,007)
Total Class I Shares 250,532 373,856
Class II Shares
Issued 411,635 65,684
Reinvested 11,099,988 29,958,772
Redeemed (26,355,988) (30,178,430)
Total Class II Shares (14,844,365) (153,974)
Total change in shares (14,593,833) 219,882

Blueprint Funds - December 31, 2020 - Statements of Changes in Net Assets - 67
NVIT Blueprint
SM
Managed Growth & Income Fund NVIT Blueprint
SM
Managed Growth Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 5,658,851 $ 8,219,909 $ 10,454,212 $ 16,039,562
(21,519,008) (6,384,059) (33,408,814) (10,843,275)
43,921,764 70,636,592 111,741,321 171,824,371
28,061,607 72,472,442 88,786,719 177,020,658
(18,433) (113,883) (36,980) (255,360)
(3,590,378) (24,547,698) (9,768,818) (76,754,651)
(3,608,811) (24,661,581) (9,805,798) (77,010,011)
(23,308,101) 1,632,977 (53,515,164) 32,315,919
1,144,695 49,443,838 25,465,757 132,326,566
584,272,596 534,828,758 1,297,700,529 1,165,373,963
$ 585,417,291 $ 584,272,596 $ 1,323,166,286 $ 1,297,700,529
$ 459,703 $ 352,462 $ 955,370 $ 831,284
18,433 113,883 36,980 255,360
(276,667) (119,399) (336,804) (387,110)
201,469 346,946 655,546 699,534
9,925,392 10,397,248 16,821,592 19,497,994
3,590,378 24,547,698 9,768,818 76,754,651
(37,025,340) (33,658,915) (80,761,120) (64,636,260)
(23,509,570) 1,286,031 (54,170,710) 31,616,385
$ (23,308,101) $ 1,632,977 $ (53,515,164) $ 32,315,919
44,351 33,883 91,652 79,572
1,762 11,002 3,532 24,814
(26,603) (11,581) (32,454) (36,772)
19,510 33,304 62,730 67,614
953,454 1,006,885 1,631,424 1,870,623
344,236 2,379,093 935,711 7,487,907
(3,580,878) (3,260,240) (7,773,169) (6,202,495)
(2,283,188) 125,738 (5,206,034) 3,156,035
(2,263,678) 159,042 (5,143,304) 3,223,649

68 - Financial Highlights - December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Blueprint
SM
Aggressive
Fund
Class I Shares
Year Ended December 31,
2020 $ 9 .75 0.04 1.19 1.23 (0.11) — (0.11) $ 10 .87 12.74% $ 38,067,809 0.33% 0.40% 0.45% 21.86%
Year Ended December 31,
2019 $ 8 .78 0.07 1.98 2.05 (0.29) (0.79) (1.08) $ 9 .75 24.15% $ 31,707,860 0.33% 0.73% 0.44% 92.45%
Year Ended December 31,
2018 $ 10 .24 0.15 (1.21) (1.06) (0.20) (0.20) (0.40) $ 8 .78 (10.72)% $ 25,223,927 0.33% 1.43% 0.45% 34.47%
Year Ended December 31,
2017 $ 9 .27 0.13 1.67 1.80 (0.13) (0.70) (0.83) $ 10 .24 19.99% $ 27,577,934 0.33% 1.27% 0.44% 21.86%
Year Ended December 31,
2016 $ 9 .56 0.14 0.61 0.75 (0.23) (0.81) (1.04) $ 9 .27 8.33% $ 20,179,899 0.33% 1.54% 0.43% 14.18%
Class II Shares
Year Ended December 31,
2020 $ 9 .73 0.03 1.18 1.21 (0.11) — (0.11) $ 10 .83 12.56% $ 93,248,076 0.42% 0.29% 0.70% 21.86%
Year Ended December 31,
2019 $ 8 .77 0.06 1.97 2.03 (0.28) (0.79) (1.07) $ 9 .73 23.96% $ 85,105,261 0.42% 0.61% 0.69% 92.45%
Year Ended December 31,
2018 $ 10 .22 0.13 (1.19) (1.06) (0.19) (0.20) (0.39) $ 8 .77 (10.74)% $ 73,132,587 0.42% 1.25% 0.70% 34.47%
Year Ended December 31,
2017 $ 9 .26 0.11 1.67 1.78 (0.12) (0.70) (0.82) $ 10 .22 19.80% $ 87,579,669 0.42% 1.06% 0.69% 21.86%
Year Ended December 31,
2016 $ 9 .54 0.13 0.62 0.75 (0.22) (0.81) (1.03) $ 9 .26 8.36% $ 79,797,194 0.42% 1.37% 0.68% 14.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2020 - Financial Highlights - 69
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderately
Aggressive Fund
Class I Shares
Year Ended December 31,
2020 $ 8 .76 0.06 0.99 1.05 (0.09) (0.19) (0.28) $ 9 .53 12.36% $ 84,870,507 0.30% 0.66% 0.41% 11.77%
Year Ended December 31,
2019 $ 8 .20 0.09 1.67 1.76 (0.27) (0.93) (1.20) $ 8 .76 22.32% $ 74,964,063 0.30% 0.98% 0.40% 82.66%
Year Ended December 31,
2018 $ 9 .82 0.15 (1.01) (0.86) (0.20) (0.56) (0.76) $ 8 .20 (9.39)% $ 61,663,748 0.30% 1.61% 0.40% 25.03%
Year Ended December 31,
2017 $ 9 .15 0.14 1.47 1.61 (0.15) (0.79) (0.94) $ 9 .82 18.16% $ 66,883,089 0.30% 1.43% 0.40% 16.62%
Year Ended December 31,
2016 $ 9 .53 0.17 0.52 0.69 (0.25) (0.82) (1.07) $ 9 .15 7.69% $ 54,164,767 0.30% 1.77% 0.37% 11.44%
Class II Shares
Year Ended December 31,
2020 $ 8 .75 0.04 1.00 1.04 (0.09) (0.19) (0.28) $ 9 .51 12.26% $ 329,163,180 0.39% 0.53% 0.66% 11.77%
Year Ended December 31,
2019 $ 8 .19 0.07 1.68 1.75 (0.26) (0.93) (1.19) $ 8 .75 22.23% $ 324,672,238 0.39% 0.83% 0.65% 82.66%
Year Ended December 31,
2018 $ 9 .81 0.13 (1.00) (0.87) (0.19) (0.56) (0.75) $ 8 .19 (9.50)% $ 301,661,559 0.39% 1.39% 0.65% 25.03%
Year Ended December 31,
2017 $ 9 .14 0.12 1.48 1.60 (0.14) (0.79) (0.93) $ 9 .81 18.07% $ 388,433,953 0.39% 1.23% 0.65% 16.62%
Year Ended December 31,
2016 $ 9 .52 0.15 0.53 0.68 (0.24) (0.82) (1.06) $ 9 .14 7.59% $ 373,264,776 0.39% 1.55% 0.62% 11.44%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

70 - Financial Highlights - December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderate
Fund
Class I Shares
Year Ended December 31,
2020 $ 10 .18 0.11 0.96 1.07 (0.09) (0.29) (0.38) $ 10 .87 10.77% $ 48,710,299 0.29% 1.07% 0.39% 8.94%
Year Ended December 31,
2019 $ 9 .57 0.14 1.56 1.70 (0.29) (0.80) (1.09) $ 10 .18 18.32% $ 45,677,003 0.28% 1.34% 0.38% 61.95%
Year Ended December 31,
2018 $ 11 .07 0.21 (0.95) (0.74) (0.23) (0.53) (0.76) $ 9 .57 (7.07)% $ 43,050,927 0.28% 1.92% 0.38% 18.42%
Year Ended December 31,
2017 $ 10 .52 0.19 1.25 1.44 (0.20) (0.69) (0.89) $ 11 .07 14.05% $ 43,569,268 0.28% 1.71% 0.38% 14.62%
Year Ended December 31,
2016 $ 10 .87 0.21 0.51 0.72 (0.30) (0.77) (1.07) $ 10 .52 6.82% $ 35,809,058 0.28% 1.93% 0.35% 9.38%
Class II Shares
Year Ended December 31,
2020 $ 10 .16 0.09 0.97 1.06 (0.09) (0.29) (0.38) $ 10 .84 10.69% $ 2,355,992,791 0.38% 0.93% 0.64% 8.94%
Year Ended December 31,
2019 $ 9 .56 0.13 1.55 1.68 (0.28) (0.80) (1.08) $ 10 .16 18.14% $ 2,400,916,295 0.37% 1.27% 0.63% 61.95%
Year Ended December 31,
2018 $ 11 .05 0.18 (0.92) (0.74) (0.22) (0.53) (0.75) $ 9 .56 (7.09)% $ 2,299,211,915 0.37% 1.66% 0.63% 18.42%
Year Ended December 31,
2017 $ 10 .50 0.17 1.26 1.43 (0.19) (0.69) (0.88) $ 11 .05 13.97% $ 2,781,291,519 0.37% 1.51% 0.63% 14.62%
Year Ended December 31,
2016 $ 10 .85 0.19 0.52 0.71 (0.29) (0.77) (1.06) $ 10 .50 6.74% $ 2,701,915,909 0.37% 1.75% 0.60% 9.38%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2020 - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderately
Conservative Fund
Class I Shares
Year Ended December 31,
2020 $ 10 .28 0.16 0.77 0.93 (0.06) (0.07) (0.13) $ 11 .08 9.15% $ 7,096,376 0.30% 1.58% 0.40% 7.90%
Year Ended December 31,
2019 $ 9 .72 0.18 1.19 1.37 (0.28) (0.53) (0.81) $ 10 .28 14.28% $ 5,846,790 0.30% 1.70% 0.40% 45.02%
Year Ended December 31,
2018 $ 10 .89 0.22 (0.71) (0.49) (0.24) (0.44) (0.68) $ 9 .72 (4.68)% $ 6,378,048 0.30% 2.04% 0.40% 15.44%
Year Ended December 31,
2017 $ 10 .52 0.19 0.86 1.05 (0.22) (0.46) (0.68) $ 10 .89 10.08% $ 8,400,344 0.29% 1.76% 0.39% 13.62%
Year Ended December 31,
2016 $ 10 .62 0.22 0.41 0.63 (0.29) (0.44) (0.73) $ 10 .52 5.99% $ 7,837,467 0.29% 2.04% 0.36% 11.84%
Class II Shares
Year Ended December 31,
2020 $ 10 .28 0.13 0.79 0.92 (0.06) (0.07) (0.13) $ 11 .07 9.05% $ 714,953,564 0.39% 1.26% 0.65% 7.90%
Year Ended December 31,
2019 $ 9 .71 0.17 1.20 1.37 (0.27) (0.53) (0.80) $ 10 .28 14.30% $ 734,442,542 0.39% 1.63% 0.65% 45.02%
Year Ended December 31,
2018 $ 10 .88 0.20 (0.69) (0.49) (0.24) (0.44) (0.68) $ 9 .71 (4.76)% $ 715,604,362 0.39% 1.89% 0.65% 15.44%
Year Ended December 31,
2017 $ 10 .52 0.18 0.85 1.03 (0.21) (0.46) (0.67) $ 10 .88 9.88% $ 834,209,409 0.38% 1.69% 0.64% 13.62%
Year Ended December 31,
2016 $ 10 .61 0.20 0.43 0.63 (0.28) (0.44) (0.72) $ 10 .52 6.00% $ 833,962,107 0.38% 1.86% 0.61% 11.84%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

72 - Financial Highlights - December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Year Ended December 31,
2020 $ 10 .18 0.21 0.58 0.79 (0.03) (0.03) (0.06) $ 10 .91 7.69% $ 8,581,355 0.30% 1.98% 0.40% 21.82%
Year Ended December 31,
2019 $ 9 .61 0.23 0.80 1.03 (0.27) (0.19) (0.46) $ 10 .18 10.77% $ 6,728,419 0.30% 2.24% 0.40% 33.21%
Year Ended December 31,
2018 $ 10 .16 0.23 (0.48) (0.25) (0.24) (0.06) (0.30) $ 9 .61 (2.51)% $ 6,383,879 0.30% 2.31% 0.40% 15.61%
Year Ended December 31,
2017 $ 9 .97 0.21 0.42 0.63 (0.22) (0.22) (0.44) $ 10 .16 6.35% $ 7,588,982 0.29% 2.07% 0.39% 9.98%
Year Ended December 31,
2016 $ 10 .03 0.22 0.26 0.48 (0.26) (0.28) (0.54) $ 9 .97 4.81% $ 7,001,246 0.29% 2.12% 0.36% 13.91%
Class II Shares
Year Ended December 31,
2020 $ 10 .18 0.18 0.60 0.78 (0.03) (0.03) (0.06) $ 10 .90 7.59% $ 746,243,128 0.39% 1.71% 0.65% 21.82%
Year Ended December 31,
2019 $ 9 .61 0.21 0.81 1.02 (0.26) (0.19) (0.45) $ 10 .18 10.67% $ 639,361,954 0.39% 2.05% 0.65% 33.21%
Year Ended December 31,
2018 $ 10 .16 0.21 (0.47) (0.26) (0.23) (0.06) (0.29) $ 9 .61 (2.60)% $ 624,695,097 0.39% 2.11% 0.65% 15.61%
Year Ended December 31,
2017 $ 9 .96 0.19 0.44 0.63 (0.21) (0.22) (0.43) $ 10 .16 6.36% $ 717,417,902 0.38% 1.87% 0.64% 9.98%
Year Ended December 31,
2016 $ 10 .03 0.20 0.26 0.46 (0.25) (0.28) (0.53) $ 9 .96 4.61% $ 744,912,548 0.38% 1.98% 0.61% 13.91%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2020 - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Blueprint
SM
Balanced
Fund
Class I Shares
Year Ended December 31,
2020 $ 10 .48 0.13 0.87 1.00 (0.07) (0.15) (0.22) $ 11 .26 9.71% $ 21,756,995 0.29% 1.30% 0.39% 7.54%
Year Ended December 31,
2019 $ 9 .90 0.18 1.40 1.58 (0.29) (0.71) (1.00) $ 10 .48 16.29% $ 20,018,676 0.29% 1.67% 0.39% 54.36%
Year Ended December 31,
2018 $ 11 .38 0.20 (0.85) (0.65) (0.25) (0.58) (0.83) $ 9 .90 (6.04)% $ 17,637,185 0.29% 1.83% 0.39% 16.15%
Year Ended December 31,
2017 $ 10 .83 0.08 1.20 1.28 (0.19) (0.54) (0.73) $ 11 .38 12.01% $ 47,999,769 0.28% 0.67% 0.38% 14.15%
Year Ended December 31,
2016 $ 10 .99 0.22 0.46 0.68 (0.30) (0.54) (0.84) $ 10 .83 6.28% $ 189,719,048 0.28% 2.00% 0.35% 6.93%
Class II Shares
Year Ended December 31,
2020 $ 10 .41 0.11 0.88 0.99 (0.07) (0.15) (0.22) $ 11 .18 9.68% $ 2,045,121,869 0.38% 1.12% 0.64% 7.54%
Year Ended December 31,
2019 $ 9 .84 0.16 1.40 1.56 (0.28) (0.71) (0.99) $ 10 .41 16.18% $ 2,065,576,080 0.38% 1.48% 0.64% 54.36%
Year Ended December 31,
2018 $ 11 .33 0.20 (0.86) (0.66) (0.25) (0.58) (0.83) $ 9 .84 (6.23)% $ 1,961,859,350 0.38% 1.83% 0.64% 16.15%
Year Ended December 31,
2017 $ 10 .80 0.19 1.09 1.28 (0.21) (0.54) (0.75) $ 11 .33 12.05% $ 2,311,218,302 0.37% 1.65% 0.63% 14.15%
Year Ended December 31,
2016 $ 10 .97 0.21 0.45 0.66 (0.29) (0.54) (0.83) $ 10 .80 6.11% $ 2,206,134,015 0.37% 1.87% 0.60% 6.93%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

74 - Financial Highlights - December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Blueprint
SM
Capital
Appreciation Fund
Class I Shares
Year Ended December 31,
2020 $ 9 .98 0.09 1.03 1.12 (0.10) (0.38) (0.48) $ 10 .62 11.67% $ 37,553,096 0.29% 0.89% 0.39% 8.73%
Year Ended December 31,
2019 $ 9 .43 0.12 1.72 1.84 (0.30) (0.99) (1.29) $ 9 .98 20.22% $ 32,810,967 0.28% 1.20% 0.38% 71.43%
Year Ended December 31,
2018 $ 11 .02 0.19 (1.02) (0.83) (0.23) (0.53) (0.76) $ 9 .43 (8.04)% $ 27,456,509 0.28% 1.75% 0.38% 22.31%
Year Ended December 31,
2017 $ 10 .33 0.17 1.45 1.62 (0.19) (0.74) (0.93) $ 11 .02 16.01% $ 29,698,043 0.28% 1.52% 0.38% 14.53%
Year Ended December 31,
2016 $ 10 .74 0.20 0.55 0.75 (0.30) (0.86) (1.16) $ 10 .33 7.32% $ 25,818,194 0.28% 1.90% 0.35% 9.92%
Class II Shares
Year Ended December 31,
2020 $ 9 .98 0.07 1.03 1.10 (0.10) (0.38) (0.48) $ 10 .60 11.47% $ 2,413,494,020 0.38% 0.74% 0.64% 8.73%
Year Ended December 31,
2019 $ 9 .42 0.11 1.73 1.84 (0.29) (0.99) (1.28) $ 9 .98 20.24% $ 2,419,752,360 0.37% 1.04% 0.63% 71.43%
Year Ended December 31,
2018 $ 11 .01 0.16 (1.00) (0.84) (0.22) (0.53) (0.75) $ 9 .42 (8.16)% $ 2,286,264,984 0.37% 1.53% 0.63% 22.31%
Year Ended December 31,
2017 $ 10 .33 0.15 1.45 1.60 (0.18) (0.74) (0.92) $ 11 .01 15.80% $ 2,799,296,717 0.37% 1.38% 0.63% 14.53%
Year Ended December 31,
2016 $ 10 .73 0.18 0.57 0.75 (0.29) (0.86) (1.15) $ 10 .33 7.32% $ 2,652,115,077 0.37% 1.66% 0.60% 9.92%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2020 - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Managed
Growth & Income Fund
Class I Shares
Year Ended December 31,
2020 $ 10 .54 0.13 0.43 0.56 (0.07) — (0.07) $ 11 .03 5.32% $ 3,013,725 0.25% 1.27% 0.42% 12.19%
Year Ended December 31,
2019 $ 9 .67 0.18 1.17 1.35 (0.28) (0.20) (0.48) $ 10 .54 14.05% $ 2,673,794 0.25% 1.76% 0.42% 60.58%
Year Ended December 31,
2018 $ 11 .07 0.23 (0.96) (0.73) (0.24) (0.43) (0.67) $ 9 .67 (6.81)% $ 2,131,954 0.25% 2.14% 0.42% 17.05%
Year Ended December 31,
2017 $ 10 .13 0.22 1.28 1.50 (0.20) (0.36) (0.56) $ 11 .07 14.96% $ 2,022,774 0.25% 2.01% 0.42% 15.23%
Year Ended December 31,
2016 $ 9 .84 0.21 0.35 0.56 (0.25) (0.02) (0.27) $ 10 .13 5.74% $ 1,344,914 0.25% 2.15% 0.42% 11.10%
Class II Shares
Year Ended December 31,
2020 $ 10 .53 0.10 0.43 0.53 (0.07) — (0.07) $ 10 .99 5.04% $ 582,403,566 0.45% 1.01% 0.67% 12.19%
Year Ended December 31,
2019 $ 9 .66 0.15 1.18 1.33 (0.26) (0.20) (0.46) $ 10 .53 13.85% $ 581,598,802 0.45% 1.45% 0.67% 60.58%
Year Ended December 31,
2018 $ 11 .06 0.19 (0.94) (0.75) (0.22) (0.43) (0.65) $ 9 .66 (7.01)% $ 532,696,804 0.45% 1.78% 0.67% 17.05%
Year Ended December 31,
2017 $ 10 .12 0.17 1.31 1.48 (0.18) (0.36) (0.54) $ 11 .06 14.77% $ 595,060,192 0.45% 1.55% 0.67% 15.23%
Year Ended December 31,
2016 $ 9 .83 0.17 0.37 0.54 (0.23) (0.02) (0.25) $ 10 .12 5.56% $ 525,779,382 0.45% 1.72% 0.67% 11.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

76 - Financial Highlights - December 31, 2020 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Managed
Growth Fund
Class I Shares
Year Ended December 31,
2020 $ 10 .61 0.12 0.67 0.79 (0.08) — (0.08) $ 11 .32 7.53% $ 5,335,562 0.22% 1.17% 0.41% 12.93%
Year Ended December 31,
2019 $ 9 .79 0.17 1.33 1.50 (0.29) (0.39) (0.68) $ 10 .61 15.59% $ 4,337,180 0.22% 1.59% 0.41% 71.18%
Year Ended December 31,
2018 $ 11 .31 0.22 (0.95) (0.73) (0.23) (0.56) (0.79) $ 9 .79 (6.79)% $ 3,337,442 0.22% 2.03% 0.41% 16.69%
Year Ended December 31,
2017 $ 10 .15 0.19 1.61 1.80 (0.20) (0.44) (0.64) $ 11 .31 17.98% $ 3,099,954 0.22% 1.73% 0.41% 13.79%
Year Ended December 31,
2016 $ 9 .78 0.20 0.42 0.62 (0.25) — (0.25) $ 10 .15 6.40% $ 2,208,157 0.22% 1.99% 0.41% 9.66%
Class II Shares
Year Ended December 31,
2020 $ 10 .59 0.09 0.68 0.77 (0.08) — (0.08) $ 11 .28 7.36% $ 1,317,830,724 0.42% 0.85% 0.66% 12.93%
Year Ended December 31,
2019 $ 9 .77 0.13 1.35 1.48 (0.27) (0.39) (0.66) $ 10 .59 15.42% $ 1,293,363,349 0.42% 1.29% 0.66% 71.18%
Year Ended December 31,
2018 $ 11 .30 0.18 (0.94) (0.76) (0.21) (0.56) (0.77) $ 9 .77 (7.07)% $ 1,162,036,521 0.42% 1.66% 0.66% 16.69%
Year Ended December 31,
2017 $ 10 .14 0.16 1.62 1.78 (0.18) (0.44) (0.62) $ 11 .30 17.79% $ 1,253,131,614 0.42% 1.47% 0.66% 13.79%
Year Ended December 31,
2016 $ 9 .77 0.16 0.45 0.61 (0.24) — (0.24) $ 10 .14 6.21% $ 1,050,361,313 0.42% 1.65% 0.66% 9.66%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2020 - Notes to Financial Statements - 77
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2020, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Blueprint
SM
Aggressive Fund (formerly, NVIT Cardinal
SM
Aggressive Fund) ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund (formerly, NVIT Cardinal
SM
  Moderately Aggressive Fund) ("Blueprint
Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund (formerly, NVIT Cardinal
SM
Moderate Fund) ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund (formerly, NVIT Cardinal
SM
Moderately Conservative Fund) ("Blueprint
Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund (formerly, NVIT Cardinal
SM
Conservative Fund) ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund (formerly, NVIT Cardinal
SM
Balanced Fund) ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund (formerly, NVIT Cardinal
SM
Capital Appreciation Fund) ("Blueprint Capital
Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund (formerly, NVIT Cardinal
SM
Managed Growth & Income Fund)
("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund (formerly, NVIT Cardinal
SM
Managed Growth Fund) ("Blueprint Managed
Growth")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company, a
wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “fund-of-funds”, which means that
each Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the
“Underlying Funds”), and may have additional investment and
concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I and Class
II shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Effective April 30, 2020, each Fund was renamed as shown in the following table.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to
Prior Fund Name New Fund Name
NVIT Cardinal
SM
Aggressive Fund NVIT Blueprint
SM
  Aggressive Fund
NVIT Cardinal
SM
Moderately Aggressive Fund NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Cardinal
SM
Moderate Fund NVIT Blueprint
SM
Moderate Fund
NVIT Cardinal
SM
Moderately Conservative Fund NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Cardinal
SM
Conservative Fund NVIT Blueprint
SM
Conservative Fund
NVIT Cardinal
SM
Balanced Fund NVIT Blueprint
SM
Balanced Fund
NVIT Cardinal
SM
Capital Appreciation Fund NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Cardinal
SM
Managed Growth & Income Fund NVIT Blueprint
SM
Managed Growth & Income Fund

78 - Notes to Financial Statements - December 31, 2020 - Blueprint Funds
measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are
generally categorized as Level 1 investments within the
hierarchy.
The Funds may invest in other series of the Trust and other
series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the
public and other investment companies. The Funds’ Schedules
of Investments list each Underlying Fund held as of period
end as an investment of each Fund, but do not include the
underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 131,375,538 $ – $ – $ 131,375,538
Total $ 131,375,538 $ – $ – $ 131,375,538
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 414,178,066 $ – $ – $ 414,178,066
Total $ 414,178,066 $ – $ – $ 414,178,066
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,405,486,472 $ – $ – $ 2,405,486,472
Total $ 2,405,486,472 $ – $ – $ 2,405,486,472

Blueprint Funds - December 31, 2020 - Notes to Financial Statements - 79
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At December 31, 2020, the Funds did not have overdrawn
balances.
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint
Managed Growth & Income and Blueprint Managed Growth
are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a
baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index
futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts,
Blueprint Managed Growth & Income and Blueprint Managed
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 722,304,544 $ – $ – $ 722,304,544
Total $ 722,304,544 $ – $ – $ 722,304,544
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 755,084,031 $ – $ – $ 755,084,031
Total $ 755,084,031 $ – $ – $ 755,084,031
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,067,559,388 $ – $ – $ 2,067,559,388
Total $ 2,067,559,388 $ – $ – $ 2,067,559,388
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,451,840,426 $ – $ – $ 2,451,840,426
Total $ 2,451,840,426 $ – $ – $ 2,451,840,426
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 1,289,942 $ – $ – $ 1,289,942
Investment Companies 574,336,224 – – 574,336,224
Total $ 575,626,166 $ – $ – $ 575,626,166
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 6,165,640 $ – $ – $ 6,165,640
Investment Companies 1,267,716,842 – – 1,267,716,842
Total $ 1,273,882,482 $ – $ – $ 1,273,882,482
Amounts designated as "−" are zero or have been rounded to zero.

80 - Notes to Financial Statements - December 31, 2020 - Blueprint Funds
Growth may increase their equity exposure to a maximum of
65% or to a minimum of 0% and a maximum of 80% or to a
minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2020:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2020
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 1,289,942
Total $ 1,289,942
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 6,165,640
Total $ 6,165,640
(a) Includes cumulative appreciation /( depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (21,828,472)
Total $ (21,828,472)

Blueprint Funds - December 31, 2020 - Notes to Financial Statements - 81
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2020
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At December 31, 2020, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2020 are primarily attributable to investments in regulated investment companies. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2020 may primarily be attributable to mark-to-market adjustments
on futures and outstanding wash sale loss deferrals. These
reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (33,247,637)
Total $ (33,247,637)
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (768,932)
Total $ (768,932)
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (97,667)
Total $ (97,667)
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 29,248,693
Average Notional Balance Short $ 63,229,852
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 119,135,571
Average Notional Balance Short $ 97,297,734

82 - Notes to Financial Statements - December 31, 2020 - Blueprint Funds
For the year ended December 31, 2020, the Funds have
no reclassifications between capital and total distributable earnings.
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected Nationwide Asset Management, LLC (the
“Subadviser”) as subadviser for Blueprint Managed Growth
& Income and Blueprint Managed Growth, and provides
investment management evaluation services in monitoring, on
an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2020, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18

Blueprint Funds - December 31, 2020 - Notes to Financial Statements - 83
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $72,653 during the year ended December 31, 2020.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until April 30, 2021:
During the year ended December 31, 2020, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2020, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds’ operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21
$2 billion and more 0.20
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21
$2 billion and more 0.20
Fund
Advisory Fee Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10%
Blueprint Moderate 0.10%
Blueprint Moderately Conservative 0.10%
Blueprint Conservative 0.10%
Blueprint Balanced 0.10%
Blueprint Capital Appreciation 0.10%
Fund Amount
Blueprint Aggressive $ 110,693
Blueprint Moderately Aggressive 372,719
Blueprint Moderate 2,277,092
Blueprint Moderately Conservative 701,610
Blueprint Conservative 706,395
Blueprint Balanced 1,968,764
Blueprint Capital Appreciation 2,277,292
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.09%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10
Blueprint Managed Growth & Income 0.22 N/A 0.05
Blueprint Managed Growth 0.22 N/A 0.03
* Please see above for additional information regarding contractual waivers.

84 - Notes to Financial Statements - December 31, 2020 - Blueprint Funds
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25%
Blueprint Moderate All Classes 0.25%
Blueprint Moderately Conservative All Classes 0.25%
Blueprint Aggressive All Classes 0.25%
Blueprint Conservative All Classes 0.25%
Blueprint Balanced All Classes 0.25%
Blueprint Capital Appreciation All Classes 0.25%
Blueprint Managed Growth & Income All Classes 0.10%
Blueprint Managed Growth All Classes 0.07%
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
Blueprint Aggressive $ 20,097 $ 14,744 $ 16,239 $ 51,080
Blueprint Moderately Aggressive 11,245 7,027 16,049 34,321
Blueprint Moderate — — — —
Blueprint Moderately Conservative — — — —
Blueprint Conservative — — — —
Blueprint Balanced — — — —
Blueprint Capital Appreciation — — — —
Blueprint Managed Growth & Income 968,095 943,502 953,051 2,864,648
Blueprint Managed Growth 2,368,691 2,364,983 2,388,534 7,122,208
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Blueprint Funds - December 31, 2020 - Notes to Financial Statements - 85
For the year ended December 31, 2020, NFM earned an
aggregate of $2,718,066 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2020, the Funds' aggregate
portion of such costs amounted to $42,233.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2021:
During the year ended December 31, 2020, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of each Fund.
Fund
Distribution Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16%
Blueprint Moderate 0.16%
Blueprint Moderately Conservative 0.16%
Blueprint Conservative 0.16%
Blueprint Balanced 0.16%
Blueprint Capital Appreciation 0.16%
Blueprint Managed Growth & Income 0.05%
Blueprint Managed Growth 0.05%
Fund Amount
Blueprint Aggressive $ 126,719
Blueprint Moderately Aggressive 478,668
Blueprint Moderate 3,573,389
Blueprint Moderately Conservative 1,113,223
Blueprint Conservative 1,118,603
Blueprint Balanced 3,119,428
Blueprint Capital Appreciation 3,591,561
Blueprint Managed Growth & Income 278,743
Blueprint Managed Growth 615,049

86 - Notes to Financial Statements - December 31, 2020 - Blueprint Funds
For the year ended December 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2020, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated Underlying Funds during the year ended December 31, 2020 were as follows:
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 166,044
Blueprint Moderately Aggressive 559,092
Blueprint Moderate 3,415,721
Blueprint Moderately Conservative 1,052,441
Blueprint Conservative 1,059,619
Blueprint Balanced 2,953,218
Blueprint Capital Appreciation 3,416,022
Blueprint Managed Growth & Income 840,368
Blueprint Managed Growth 1,851,887
Blueprint Aggressive
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 708,278 7,048,025 1,076,721 (815,530) (269,000) 1,444,955 8,485,171 73,477 —
NVIT Emerging Markets
Fund, Class Y ** – 7,318,625 369,868 (7,037,789) (491,032) (159,672) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 999,561 — 10,637,397 (251,706) (1,341) 2,150,142 12,534,492 — —
NVIT GS International Equity
Insights Fund, Class Y 2,567,842 27,983,182 3,160,772 (4,474,227) (579,478) 1,642,446 27,732,695 26,536 8,525
NVIT GS Large Cap Equity
Insights Fund, Class Y 3,984,519 44,485,413 5,719,725 (7,858,595) (26,148) 6,529,813 48,850,208 341,443 248,398
NVIT GS Small Cap Equity
Insights Fund, Class Y 360,489 3,461,506 924,785 (407,766) (70,379) 302,367 4,210,513 16,940 73,001
NVIT U.S. 130/30 Equity
Fund, Class Y ** 1,437,440 15,158,756 1,770,160 (1,766,982) (108,087) 2,511,669 17,565,516 — —
Nationwide Bond Fund,
Class R6 116,797 1,141,284 188,747 (167,293) 1,293 27,297 1,191,328 29,581 24,169
NVIT Core Bond Fund,
Class Y 416,464 4,561,784 680,219 (658,387) (1,471) 182,206 4,764,351 129,847 10,386

Blueprint Funds - December 31, 2020 - Notes to Financial Statements - 87
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Core Plus Bond Fund,
Class Y 491,960 5,719,071 849,317 (875,278) (3,792) 351,946 6,041,264 174,332 —
Total 116,877,646 25,377,711 (24,313,553) (1,549,435) 14,983,169 131,375,538 792,156 364,479
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,882,810 20,145,370 1,171,744 (1,871,084) (248,089) 3,358,127 22,556,068 196,195 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 2,833,380 — 30,543,406 (1,206,277) 31,702 6,161,756 35,530,587 — —
NVIT GS International Equity
Insights Fund, Class Y 7,007,253 83,982,580 1,361,149 (12,037,224) (967,245) 3,339,071 75,678,331 72,775 24,251
NVIT GS Large Cap Equity
Insights Fund, Class Y 11,516,959 138,524,859 4,030,625 (20,660,750) 981,597 18,321,587 141,197,918 994,807 748,482
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,149,906 11,872,569 2,008,196 (1,122,651) (98,037) 770,822 13,430,899 54,339 242,256
NVIT U.S. 130/30 Equity
Fund, Class Y ** 4,051,975 45,993,522 987,300 (4,303,493) (18,901) 6,856,713 49,515,141 — —
Nationwide Bond Fund,
Class R6 742,404 7,829,362 485,757 (944,129) 22,665 178,865 7,572,520 198,724 154,436
NVIT Core Bond Fund,
Class Y 2,647,093 31,294,816 1,431,741 (3,701,529) 48,550 1,209,165 30,282,743 832,415 68,929
NVIT Core Plus Bond Fund,
Class Y 3,128,164 39,233,815 1,781,225 (4,973,296) 89,275 2,282,840 38,413,859 1,118,228 —
NVIT Emerging Markets
Fund, Class Y   – 20,916,039 117,426 (19,184,018) (1,452,623) (396,824) — — —
Total 399,792,932 43,918,569 (70,004,451) (1,611,106) 42,082,122 414,178,066 3,467,483 1,238,354
Blueprint Moderate
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 6,705,337 74,362,548 3,468,533 (8,443,952) (937,849) 11,880,653 80,329,933 700,310 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 13,662,701 — 148,967,584 (7,667,529) 313,578 29,716,642 171,330,275 — —
NVIT GS International Equity
Insights Fund, Class Y 31,178,621 393,656,185 1,088,645 (66,866,839) (5,403,032) 14,254,151 336,729,110 325,174 109,679
NVIT GS Large Cap Equity
Insights Fund, Class Y 51,988,993 648,430,599 9,015,053 (107,618,426) 5,600,454 81,957,377 637,385,057 4,507,949 3,434,482
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,549,827 48,693,276 7,638,281 (5,629,301) (477,564) 2,917,287 53,141,979 215,910 973,896
NVIT U.S. 130/30 Equity
Fund, Class Y ** 18,293,887 215,293,762 2,091,067 (24,628,192) 216,920 30,577,742 223,551,299 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 3,318,799 36,105,925 1,433,207 (4,221,976) 53,341 448,061 33,818,558 886,283 —
Nationwide Bond Fund,
Class R6 5,502,019 60,206,734 2,755,948 (8,404,762) 278,997 1,283,677 56,120,594 1,506,216 1,147,577
NVIT Core Bond Fund,
Class Y 23,541,280 288,777,405 8,558,646 (39,646,423) 253,740 11,368,872 269,312,240 7,444,817 623,487
NVIT Core Plus Bond Fund,
Class Y 27,823,606 362,038,211 10,615,591 (52,684,765) 736,710 20,968,129 341,673,876 10,002,662 —
NVIT Short Term Bond Fund,
Class Y 19,357,620 216,898,945 7,844,941 (25,331,856) (505,326) 3,186,847 202,093,551 4,081,597 —
NVIT Emerging Markets
Fund, Class Y   – 102,952,542 163,448 (93,915,759) (8,304,049) (896,182) — — —
Total 2,447,416,132 203,640,944 (445,059,780) (8,174,080) 207,663,256 2,405,486,472 29,670,918 6,289,121

88 - Notes to Financial Statements - December 31, 2020 - Blueprint Funds
Blueprint Moderately Conservative
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,029,114 11,314,572 670,618 (1,353,549) (175,006) 1,872,152 12,328,787 107,249 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 2,581,119 — 28,497,712 (1,567,202) 61,721 5,374,997 32,367,228 — —
NVIT GS International Equity
Insights Fund, Class Y 6,734,497 89,845,040 1,065,477 (19,859,225) (1,380,073) 3,061,343 72,732,562 70,049 23,669
NVIT GS Large Cap Equity
Insights Fund, Class Y 10,942,367 135,306,562 3,365,443 (22,966,655) 1,208,465 17,239,603 134,153,418 1,011,244 722,252
NVIT GS Small Cap Equity
Insights Fund, Class Y 698,326 7,408,906 1,257,614 (902,366) (67,365) 459,658 8,156,447 33,059 149,333
NVIT U.S. 130/30 Equity
Fund, Class Y ** 3,850,935 44,924,980 1,021,875 (5,414,194) 60,988 6,464,778 47,058,427 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 1,358,325 14,650,000 790,195 (1,804,732) 22,238 183,632 13,841,333 361,749 —
Nationwide Bond Fund,
Class R6 2,702,262 29,314,905 1,660,749 (4,171,565) 130,173 628,812 27,563,074 735,916 562,180
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,262,137 14,649,681 365,234 (2,404,942) 207,918 1,128,725 13,946,616 183,906 —
NVIT Core Bond Fund,
Class Y 9,032,906 109,848,429 4,447,672 (15,379,043) 25,563 4,393,826 103,336,447 2,848,708 239,008
NVIT Core Plus Bond Fund,
Class Y 10,249,086 132,207,289 5,306,514 (19,609,227) 201,347 7,752,854 125,858,777 3,674,567 —
NVIT Short Term Bond Fund,
Class Y 12,544,198 139,344,098 6,965,129 (17,144,948) (335,198) 2,132,347 130,961,428 2,573,730 —
NVIT Emerging Markets
Fund, Class Y   – 11,748,010 64,457 (10,774,620) (962,814) (75,033) — — —
Total 740,562,472 55,478,689 (123,352,268) (1,002,043) 50,617,694 722,304,544 11,600,177 1,696,442
Blueprint Conservative
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y ** – 6,868,024 1,063,320 (7,421,219) (298,731) (211,394) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 1,380,989 — 15,680,324 (1,354,010) 61,253 2,930,031 17,317,598 — —
NVIT GS International Equity
Insights Fund, Class Y 3,797,377 39,392,370 10,360,039 (11,483,619) (791,156) 3,534,039 41,011,673 39,242 12,706
NVIT GS Large Cap Equity
Insights Fund, Class Y 6,340,651 64,270,182 18,847,738 (17,490,299) 435,214 11,673,547 77,736,382 578,646 398,945
NVIT U.S. 130/30 Equity
Fund, Class Y ** 2,236,423 21,339,261 5,957,669 (4,380,238) 43,801 4,368,597 27,329,090 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 1,813,308 16,058,282 5,528,958 (3,341,729) (22,135) 254,236 18,477,612 477,732 —
Nationwide Bond Fund,
Class R6 3,968,912 35,346,095 11,914,164 (7,711,001) (19,837) 953,481 40,482,902 973,186 828,209
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,695,046 25,692,619 7,707,605 (6,290,529) 74,976 2,595,590 29,780,261 375,087 —
NVIT Core Bond Fund,
Class Y 10,935,761 109,169,455 34,852,376 (23,573,890) (220,884) 4,878,045 125,105,102 3,412,897 276,285
NVIT Core Plus Bond Fund,
Class Y 13,384,334 141,694,962 45,076,514 (32,314,725) (57,803) 9,960,671 164,359,619 4,747,675 —
NVIT Short Term Bond Fund,
Class Y 20,448,639 186,502,844 63,145,479 (38,764,051) (767,233) 3,366,753 213,483,792 4,244,501 —
Total 646,334,094 220,134,186 (154,125,310) (1,562,535) 44,303,596 755,084,031 14,848,966 1,516,145

Blueprint Funds - December 31, 2020 - Notes to Financial Statements - 89
Blueprint Balanced
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 4,852,096 52,984,405 2,353,201 (5,210,587) (777,410) 8,778,500 58,128,109 505,739 —
NVIT Emerging Markets
Fund, Class Y ** – 55,014,320 25,266 (50,160,337) (4,530,369) (348,880) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 9,126,574 — 99,225,230 (4,404,187) 183,604 19,442,587 114,447,234 — —
NVIT GS International Equity
Insights Fund, Class Y 25,071,156 315,546,037 548,979 (52,795,194) (3,933,149) 11,401,812 270,768,485 260,807 87,854
NVIT GS Large Cap Equity
Insights Fund, Class Y 36,122,594 443,536,582 5,780,315 (67,418,714) 3,875,901 57,088,912 442,862,996 3,126,375 2,376,948
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,950,823 41,633,895 6,455,569 (4,168,469) (343,143) 2,567,759 46,145,611 187,034 842,510
NVIT U.S. 130/30 Equity
Fund, Class Y ** 12,709,779 147,264,058 1,143,345 (14,589,642) 154,470 21,341,265 155,313,496 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 2,882,545 30,871,863 1,199,127 (3,126,351) 38,925 389,573 29,373,137 767,543 —
Nationwide Bond Fund,
Class R6 6,690,451 72,071,159 3,254,617 (8,949,790) 300,463 1,566,154 68,242,603 1,816,270 1,392,183
NVIT Core Bond Fund,
Class Y 23,855,156 288,067,798 8,336,027 (35,101,381) 169,422 11,431,122 272,902,988 7,522,102 629,263
NVIT Core Plus Bond Fund,
Class Y 27,388,291 350,829,028 10,042,007 (45,698,192) 639,475 20,515,893 336,328,211 9,817,775 —
NVIT Short Term Bond Fund,
Class Y 26,153,881 288,487,471 10,164,525 (29,179,285) (595,248) 4,169,055 273,046,518 5,498,127 —
Total 2,086,306,616 148,528,208 (320,802,129) (4,817,059) 158,343,752 2,067,559,388 29,501,772 5,328,758
Blueprint Capital Appreciation
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 9,024,035 99,159,641 4,527,934 (10,444,130) (1,123,294) 15,987,793 108,107,944 940,692 —
NVIT Emerging Markets
Fund, Class Y – 102,965,730 69,498 (93,935,568) (8,444,159) (655,501) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 13,790,873 — 149,812,589 (7,147,119) 281,580 29,990,496 172,937,546 — —
NVIT GS International Equity
Insights Fund, Class Y 36,134,663 442,909,479 1,005,742 (65,296,913) (5,096,376) 16,732,431 390,254,363 375,823 126,804
NVIT GS Large Cap Equity
Insights Fund, Class Y 62,980,683 778,195,765 10,523,814 (123,123,374) 7,203,850 99,343,115 772,143,170 5,448,029 4,150,153
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,592,457 48,698,170 7,584,238 (5,222,065) (390,107) 2,969,662 53,639,898 217,377 980,668
NVIT U.S. 130/30 Equity
Fund, Class Y ** 22,160,094 258,378,453 2,347,059 (27,415,840) 334,390 37,152,283 270,796,345 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 2,233,687 24,072,777 960,524 (2,611,032) 32,233 306,774 22,761,276 594,727 —
Nationwide Bond Fund,
Class R6 4,443,763 48,169,279 2,192,557 (6,288,684) 205,376 1,047,851 45,326,379 1,208,988 924,799
NVIT Core Bond Fund,
Class Y 19,805,621 240,669,509 7,061,669 (30,865,062) 195,691 9,514,500 226,576,307 6,244,631 523,186
NVIT Core Plus Bond Fund,
Class Y 22,471,400 289,656,975 8,407,265 (39,571,765) 562,689 16,893,625 275,948,789 8,054,644 —
NVIT Short Term Bond Fund,
Class Y 10,857,127 120,510,096 4,392,082 (13,055,162) (247,690) 1,749,083 113,348,409 2,282,463 —
Total 2,453,385,874 198,884,971 (424,976,714) (6,485,817) 231,032,112 2,451,840,426 25,367,374 6,705,610

90 - Notes to Financial Statements - December 31, 2020 - Blueprint Funds
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,346,652 14,341,689 876,491 (1,409,927) (279,010) 2,603,651 16,132,894 140,225 —
NVIT Emerging Markets
Fund, Class Y ** – 14,890,158 674,720 (14,317,511) (881,675) (365,692) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 2,533,189 — 27,107,365 (780,085) 16,012 5,422,902 31,766,194 — —
NVIT GS International Equity
Insights Fund, Class Y 6,963,421 85,412,098 8,319,260 (21,577,695) (1,244,357) 4,295,640 75,204,946 72,242 23,938
NVIT GS Large Cap Equity
Insights Fund, Class Y 10,032,674 120,055,891 3,380,348 (17,314,040) 876,605 16,001,778 123,000,582 865,156 647,611
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,096,778 11,269,578 1,674,529 (933,297) (66,658) 866,219 12,810,371 51,770 229,562
NVIT U.S. 130/30 Equity
Fund, Class Y ** 3,529,011 39,861,355 622,527 (3,366,602) 17,846 5,989,386 43,124,512 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 801,043 8,356,736 1,018,909 (1,322,562) 16,230 93,315 8,162,628 212,332 —
Nationwide Bond Fund,
Class R6 1,859,089 19,508,842 1,869,156 (2,902,088) 62,181 424,620 18,962,711 491,779 386,403
NVIT Core Bond Fund,
Class Y 6,629,518 77,976,599 6,412,186 (11,621,876) 149,437 2,925,343 75,841,689 2,081,324 171,456
NVIT Core Plus Bond Fund,
Class Y 7,610,162 94,964,960 7,487,339 (14,665,937) 302,723 5,363,699 93,452,784 2,715,885 —
NVIT Short Term Bond Fund,
Class Y 7,267,904 78,090,145 6,317,398 (9,481,625) (118,840) 1,069,835 75,876,913 1,519,488 —
Total 564,728,051 65,760,228 (99,693,245) (1,149,506) 44,690,696 574,336,224 8,150,201 1,458,970
Blueprint Managed Growth
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 3,531,231 37,697,930 2,100,001 (3,647,069) (604,963) 6,758,251 42,304,150 367,825 —
NVIT Emerging Markets
Fund, Class Y ** – 52,184,515 2,670,455 (50,558,766) (3,232,695) (1,063,509) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 7,195,108 — 76,923,039 (2,523,918) 65,935 15,761,598 90,226,654 — —
NVIT GS International Equity
Insights Fund, Class Y 16,429,848 199,563,717 17,697,641 (47,278,218) (2,529,161) 9,988,375 177,442,354 170,568 56,776
NVIT GS Large Cap Equity
Insights Fund, Class Y 27,396,631 328,720,694 7,812,173 (46,550,019) 2,335,521 43,564,322 335,882,691 2,365,670 1,777,828
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,396,076 24,685,833 3,379,220 (1,839,737) (98,673) 1,859,522 27,986,165 113,184 504,144
NVIT U.S. 130/30 Equity
Fund, Class Y ** 9,638,043 109,143,576 1,444,683 (9,301,046) 155,269 16,334,403 117,776,885 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 1,749,554 18,305,160 2,274,527 (2,994,160) (22,232) 264,663 17,827,958 464,313 —
Nationwide Bond Fund,
Class R6 2,900,853 30,522,781 3,334,360 (5,024,761) 87,584 668,734 29,588,698 767,377 603,165
NVIT Core Bond Fund,
Class Y 12,412,520 146,407,106 11,878,563 (22,071,191) 182,606 5,602,147 141,999,231 3,901,653 322,748
NVIT Core Plus Bond Fund,
Class Y 14,668,672 183,548,131 14,416,103 (28,816,206) 387,315 10,595,955 180,131,298 5,240,964 —
NVIT Short Term Bond Fund,
Class Y 10,206,011 109,965,172 8,479,476 (13,246,073) (152,344) 1,504,527 106,550,758 2,136,851 —
Total 1,240,744,615 152,410,241 (233,851,164) (3,425,838) 111,838,988 1,267,716,842 15,528,405 3,264,661
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

Blueprint Funds - December 31, 2020 - Notes to Financial Statements - 91
Further information about each affiliated Underlying Fund
may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.
nationwide.com/mutualfundsnvit for series of the Trust and at
www.nationwide.com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
Effective July 9, 2020, the Trust and NMF (together, the “Trusts”)
have renewed the credit agreement with JPMorgan, The Bank
of New York Mellon, and Wells Fargo Bank National Association
(the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended December
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2020, none of the Funds engaged in
interfund lending.
6. Investment Transactions
For the year ended December 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest
may apply any of a variety of investment strategies and may
invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the
Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated
Underlying Fund may be found in such affiliated Underlying
Fund’s annual report to shareholders, which is available at
www.nationwide.com/mutualfundsnvit for series of the Trust
and at www.nationwide.com/mutualfunds for series of NMF or
at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if
applicable to the affiliated Underlying Fund, may also be found
Fund Purchases
*
Sales
Blueprint Aggressive $ 25,399,424 $ 24,313,553
Blueprint Moderately Aggressive 43,984,292 70,004,451
Blueprint Moderate 203,949,428 445,059,780
Blueprint Moderately Conservative 55,542,988 123,352,268
Blueprint Conservative 220,164,745 154,125,310
Blueprint Balanced 148,738,940 320,802,129
Blueprint Capital Appreciation 199,255,454 424,976,714
Blueprint Managed Growth & Income 65,817,157 99,693,245
Blueprint Managed Growth 152,565,996 233,851,164
* Purchases include reinvestments of income and realized gain distributions, as applicable.

92 - Notes to Financial Statements - December 31, 2020 - Blueprint Funds
in each such affiliated Underlying Fund’s annual report to
shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
The tax character of distributions paid during the year ended December 31, 2019 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 1,270,831 $ – $ 1,270,831 $ – $ 1,270,831
Blueprint Moderately Aggressive 4,652,789 7,440,995 12,093,784 – 12,093,784
Blueprint Moderate 22,516,379 60,389,387 82,905,766 – 82,905,766
Blueprint Moderately Conservative 4,764,446 4,094,769 8,859,215 – 8,859,215
Blueprint Conservative 1,936,406 1,559,655 3,496,061 – 3,496,061
Blueprint Balanced 14,945,817 26,420,832 41,366,649 – 41,366,649
Blueprint Capital Appreciation 26,223,460 82,598,889 108,822,349 – 108,822,349
Blueprint Managed Growth & Income 3,608,811 – 3,608,811 – 3,608,811
Blueprint Managed Growth 9,805,798 – 9,805,798 – 9,805,798
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 3,130,204 $ 8,571,110 $ 11,701,314 $ – $ 11,701,314
Blueprint Moderately Aggressive 11,190,298 38,331,775 49,522,073 – 49,522,073
Blueprint Moderate 66,201,526 180,276,522 246,478,048 – 246,478,048
Blueprint Moderately Conservative 19,156,188 36,200,061 55,356,249 – 55,356,249
Blueprint Conservative 15,988,868 12,051,367 28,040,235 – 28,040,235
Blueprint Balanced 54,906,339 132,118,245 187,024,584 – 187,024,584
Blueprint Capital Appreciation 68,094,005 222,784,128 290,878,133 – 290,878,133
Blueprint Managed Growth & Income 14,055,548 10,606,033 24,661,581 – 24,661,581
Blueprint Managed Growth 31,752,656 45,257,355 77,010,011 – 77,010,011
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Blueprint Funds - December 31, 2020 - Notes to Financial Statements - 93
As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2020.
11. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Blueprint Aggressive $ 613,067 $ – $ 613,067 $ – $ (1,730,032) $ 18,186,394 $ 17,069,429
Blueprint Moderately Aggressive 2,938,531 – 2,938,531 – (1,018,468) 55,297,590 57,217,653
Blueprint Moderate 25,429,419 – 25,429,419 – (5,434,039) 263,793,706 283,789,086
Blueprint Moderately Conservative 9,951,053 171,095 10,122,148 – – 60,505,766 70,627,914
Blueprint Conservative 14,129,142 423,972 14,553,114 – – 42,790,587 57,343,701
Blueprint Balanced 25,559,959 – 25,559,959 – (2,798,245) 197,733,858 220,495,572
Blueprint Capital Appreciation 21,461,649 – 21,461,649 – (4,061,162) 301,190,167 318,590,654
Blueprint Managed Growth & Income 6,616,849 – 6,616,849 – (37,300,688) 55,842,976 25,159,137
Blueprint Managed Growth 12,679,416 – 12,679,416 – (70,097,698) 140,560,159 83,141,877
Amounts designated as "−" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation /( depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 113,189,144 $ 18,190,920 $ (4,526) $ 18,186,394
Blueprint Moderately Aggressive 358,880,476 55,297,590 – 55,297,590
Blueprint Moderate 2,141,692,766 265,638,456 (1,844,750) 263,793,706
Blueprint Moderately Conservative 661,798,778 61,658,888 (1,153,122) 60,505,766
Blueprint Conservative 712,293,444 44,200,596 (1,410,009) 42,790,587
Blueprint Balanced 1,869,825,530 200,209,643 (2,475,785) 197,733,858
Blueprint Capital Appreciation 2,150,650,259 302,018,561 (828,394) 301,190,167
Blueprint Managed Growth & Income 519,783,190 55,842,976 – 55,842,976
Blueprint Managed Growth 1,133,322,323 140,560,159 – 140,560,159
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
Blueprint Aggressive $(1,730,032)
Blueprint Moderately Aggressive (1,018,468)
Blueprint Moderate (5,434,039)
Blueprint Balanced (2,798,245)
Blueprint Capital Appreciation (4,061,162)
Blueprint Managed Growth & Income (37,300,688)
Blueprint Managed Growth (70,097,698)

94 - Notes to Financial Statements - December 31, 2020 - Blueprint Funds
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
12. Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

Blueprint Funds - December 31, 2020 - Report of Independent Registered Public Accounting Firm - 95
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Blueprint
SM
Aggressive
Fund, NVIT Blueprint
SM
Moderately Aggressive Fund, NVIT Blueprint
SM
Moderate Fund, NVIT Blueprint
SM
Moderately
Conservative Fund, NVIT Blueprint
SM
Conservative Fund, NVIT Blueprint
SM
Balanced Fund, NVIT Blueprint
SM
Capital
Appreciation Fund, NVIT Blueprint
SM
Managed Growth & Income Fund and NVIT Blueprint
SM
Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT
Blueprint
SM
Aggressive Fund, NVIT Blueprint
SM
Moderately Aggressive Fund, NVIT Blueprint
SM
Moderate Fund, NVIT Blueprint
SM
Moderately Conservative Fund, NVIT Blueprint
SM
Conservative Fund, NVIT Blueprint
SM
Balanced Fund, NVIT Blueprint
SM
Capital
Appreciation Fund, NVIT Blueprint
SM
Managed Growth & Income Fund and NVIT Blueprint
SM
Managed Growth Fund (nine of the
funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

96 - Supplemental Information - December 31, 2020 (Unaudited) - Blueprint Funds
NVIT Blueprint Aggressive Fund (formerly, NVIT Cardinal
Aggressive Fund)
NVIT Blueprint Balanced Fund (formerly, NVIT Cardinal
Balanced Fund)
NVIT Blueprint Capital Appreciation Fund (formerly, NVIT
Cardinal Capital Appreciation Fund)
NVIT Blueprint Conservative Fund (formerly, NVIT Cardinal
Conservative Fund)
NVIT Blueprint Managed Growth Fund (formerly, NVIT
Cardinal Managed Growth Fund)
NVIT Blueprint Managed Growth & Income Fund (formerly,
NVIT Cardinal Managed Growth & Income Fund)
NVIT Blueprint Moderate Fund (formerly, NVIT Cardinal
Moderate Fund)
NVIT Blueprint Moderately Aggressive Fund (formerly,
NVIT Cardinal Moderately Aggressive Fund)
NVIT Blueprint Moderately Conservative Fund (formerly,
NVIT Cardinal Moderately Conservative Fund)
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and any sub-advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November
to review information and materials provided to them and to
formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and any Sub-Adviser.

Blueprint Funds - December 31, 2020 (Unaudited) - Supplemental Information - 97
The activities of the Adviser in selecting, overseeing, and
evaluating the Sub-Adviser (if applicable); reporting by the
Adviser to the Trustees regarding the Sub-Adviser (if any).
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis and its asset
allocation methodology.
The Adviser’s and any Sub-Adviser’s personnel and
methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of
the Adviser’s advisory personnel; the Adviser’s and Sub-
Adviser’s investment process; the Adviser’s risk assessment
and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Adviser (if applicable).
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that
each of the Funds had experienced three-year performance
below its peer group median for the three-year period ending
June 30, 2020, with seven of the nine Funds performing in the fourth or fifth quintile. The Trustees noted that each of NVIT
Blueprint Aggressive Fund and NVIT Blueprint Moderate Fund
performed in the third quintile of its peer group for the three-
year period ending June 30, 2020. The Trustees considered
with respect to that NVIT Blueprint Balanced Fund, NVIT
Blueprint Moderately Conservative Fund, and NVIT Blueprint
Conservative Fund, investment performance had improved to
the third quintile for the one-year period ended at the same date. The Trustees took into account changes made in the
underlying mutual funds in which the Funds invest, and the
Adviser’s statements that these changes are intended to
improve the Funds’ investment performance, provide more
consistency of excess returns, and reduce expenses (due to the anticipated lower expense ratios of the new underlying funds).
As to NVIT Blueprint Managed Growth Fund and NVIT Blueprint
Managed Growth & Income Fund, each of which performed
in the fifth quintile of its peer group for the three-year period ended June 30, 2020, the Trustees considered the Adviser’s
statement that the volatility overlay that is part of the Fund’s investment strategy may have the effect of causing the Fund
to underperform its peers under various market conditions,
including recent market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements
and in light of the recent steps taken by the Adviser to improve the Funds’ investment performance and reduce expenses,
that the Adviser’s explanations and undertakings regarding
the Funds’ investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.
The Trustees noted that the total expense ratio (including
12b-1/non-12b-1 fees) for each of the Funds was either lower than or equal to the median of the Fund’s Broadridge expense group, except in the case of NVIT Blueprint Aggressive Fund,
NVIT Blueprint Moderate Fund, and NVIT Blueprint Moderately
Aggressive Fund, whose total expense ratio was within an
acceptable range of the median. The Trustees noted the
Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s
investment program than a comparison with other funds’
advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. They also considered that the actual management fees of all but three of the Funds were at or below their expense peer group medians, and the
remaining three were within an acceptable range or their peer group medians. After reviewing these and related factors,
the Trustees concluded, within the context of their overall
conclusions regarding the Advisory Agreements, that each
Fund’s expenses generally were consistent with continuation
of the Fund’s Advisory Agreements.
The Trustees considered whether each of the Funds may
benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are generally subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.

98 - Supplemental Information - December 31, 2020 (Unaudited) - Blueprint Funds
Other Federal Tax Information
For the year ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended December 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2020, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Blueprint Aggressive 32.37%
Blueprint Moderately Aggressive 25.04
Blueprint Moderate 16.58
Blueprint Moderately Conservative 9.97
Blueprint Conservative 4.07
Blueprint Balanced 12.64
Blueprint Capital Appreciation 21.15
Blueprint Managed Growth & Income 13.30
Blueprint Managed Growth 17.64
Fund Amount
Blueprint Aggressive $ –
Blueprint Moderately Aggressive 7,440,995
Blueprint Moderate 60,389,387
Blueprint Moderately Conservative 4,094,769
Blueprint Conservative 1,559,655
Blueprint Balanced 26,420,832
Blueprint Capital Appreciation 82,598,889
Blueprint Managed Growth & Income –
Blueprint Managed Growth –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
Blueprint Aggressive $ 58,330 $ 0.0048
Blueprint Moderately Aggressive 182,501 0.0042
Blueprint Moderate 767,710 0.0035
Blueprint Moderately Conservative 139,301 0.0021
Blueprint Conservative 32,892 0.0005
Blueprint Balanced 593,543 0.0032
Blueprint Capital Appreciation 941,537 0.0041
Blueprint Managed Growth & Income 153,810 0.0029
Blueprint Managed Growth 381,946 0.0033

Blueprint Funds - December 31, 2020 (Unaudited) - Supplemental Information - 99
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2020, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Blueprint Aggressive $ 34,596 $ 0.0029
Blueprint Moderately Aggressive 94,298 0.0022
Blueprint Moderate 401,999 0.0018
Blueprint Moderately Conservative 81,815 0.0013
Blueprint Conservative 39,242 0.0006
Blueprint Balanced 316,287 0.0017
Blueprint Capital Appreciation 479,017 0.0021
Blueprint Managed Growth & Income 87,624 0.0016
Blueprint Managed Growth 210,919 0.0018

100 - Management Information - December 31, 2020 - Blueprint Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Blueprint Funds - December 31, 2020 - Management Information - 101
Interested Trustee
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

102 - Management Information - December 31, 2020 - Blueprint Funds
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act , which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Blueprint Funds - December 31, 2020 - Market Index Definitions - 103
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long U.S. Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities
10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

104 - Market Index Definitions - December 31, 2020 - Blueprint Funds
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.

Blueprint Funds - December 31, 2020 - Market Index Definitions - 105
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related

106 - Market Index Definitions - December 31, 2020 - Blueprint Funds
companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
NYSE Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher
forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.

Blueprint Funds - December 31, 2020 - Market Index Definitions - 107
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-BP (2-21)

Annual Report
December 31, 2020
Nationwide Variable Insurance Trust
Fund of Funds
BlackRock NVIT Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 25
Statements of Investments 27
Statements of Assets and Liabilities 32
Statements of Operations 36
Statements of Changes in Net Assets 38
Financial Highlights 42
Notes to Financial Statements 47
Report of Independent Registered Public Accounting Firm 61
Supplemental Information 62
Management Information 67
Market Index Definitions 70

Nationwide Variable Insurance Trust - December 31, 2020 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced an unprecedented period of volatility during the annual reporting period ended December 31, 2020, as investors tried to make
sense out of the coronavirus outbreak and the resulting
economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown before recovering as the period closed, with growth rates -5.0% in the first quarter of 2020, a record
-31.4% in the second quarter and a record +33.1% in the third quarter. Economists estimate a continued rebound in 2021.
Corporate profits collapsed, with a decline of 16% forecast for
2020 but is expected to recover within the next year as the
economy continues to emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
spurred from the Pandemic outbreak, and the lasting
implications remain unclear.
Asset Class
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the year. The S&P
500
®
Index (“S&P 500”) started the period strong, as an
accommodating Federal Reserve and steady economic growth
drove a cumulative return of 5.0% through mid-February. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23,
2020. Since 1950, there have been five previous occasions
where the S&P 500 fell 30%, taking on average 297 trading
days (roughly a year and 2 months), with 1987 the previous
quickest decline at 70 days. This time, it took 20 days.
Aggressive fiscal and monetary policy, paired with the prospect for an economic reopen, drove investor sentiment higher, with a 69% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 18.4%, which is impressive given the severe disruption caused by COVID-19.
Fixed income returns were positive, with a substantial drop
in interest rates more than offsetting modestly wider credit spreads.
International markets followed a similar pattern as domestic, though the MSCI EAFE
®
Index continued to lag the S&P
500, returning just 7.8%, while the MSCI Emerging Markets
®
Index was roughly in line at 18.3%. The global outbreak and
subsequent economic shutdown had a broad impact, though
the strong economic rebound and aggressive global central
bank stimulus led to strong performance in the second-half of the period .
The S&P 500 was higher in seven of the 12-months during
the reporting period.
While much of 2020 was characterized by near-universal strong returns and low volatility for risk-assets, volatility dramatically improved through the reporting period, though most risk-
assets delivered positive returns. Growth stocks substantially outperformed value stocks, while small-cap stocks staged an
impressive rebound and modestly outperformed large cap
stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus, first by bringing the Fed Funds target rate
to effectively 0% by March 15, followed by an aggressive
bond buying program that nearly doubled the balance sheet
from $4.2 trillion to $7.4 trillion through the period. Fed Chair
Powell has indicated that they will remain active in supporting the market, and there is no maximum to their balance sheet
growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.92% to a record-
low of 0.50% as of March 9, 2020 before bouncing modestly to
0.92% by period-end. The 2-year yield dropped from 1.57% to
0.12%, widening the spread between the two yields to 0.80%.
The following chart provides returns for various market
segments for the year ended December 31, 2020:
Index
Annual Total Return
(as of December 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 6.52%
Bloomberg Barclays
Municipal Bond 5.21%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.33%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 13.56%
Bloomberg Barclays U.S.
Aggregate Bond 7.51%
Bloomberg Barclays U.S.
Corporate High Yield 7.11%
MSCI EAFE
®
7.82%
MSCI Emerging Markets
®
18.31%
MSCI World ex USA 10.65%
Russell 1000
®
Growth 38.49%
Russell 1000
®
Value 2.8%
Russell 2000
®
19.96%
S&P 500
®
18.40%
Source: Morningstar

2 - Message to Investors - December 31, 2020 - Nationwide Variable Insurance Trust
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
professional.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

BlackRock NVIT Managed Global Allocation Fund - December 31, 2020 - Fund Commentary - 3
For the annual period ended December 31, 2020, the
BlackRock NVIT Managed Global Allocation Fund (Class II)
returned 14.55% versus 16.33% for its benchmark, the FTSE
World Index. For broader comparison, the return for the Fund’s
Morningstar
®
peer category, US Insurance World Allocation
(consisting of 472 funds as of December 31, 2020) was 5.24%
for the same period.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the BlackRock Global Allocation V.I. Fund
(“Core Sleeve”), and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
The investment objective of the Core Sleeve is to provide high total investment return through a fully managed investment
policy utilizing U.S. and foreign equity securities, debt and money market securities, the combination of which will be
varied from time to time both with respect to types of securities and markets in response to changing market and economic
trends. The sole underlying fund in the Core Sleeve, the
Blackrock Global Allocation Fund V.I. (Class I) returned 21.00%
during the period.
Through the Volatility Overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and
MSCI EAFE
®
Index as dictated by an algorithm that determines
whether the Fund’s equity exposure should be increased or
decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the
Core Sleeve’s equity exposure to 80% or decrease it to 0%
as determined by the quantitative process that controls the
overlay.
Equity volatility, as measured by the proprietary algorithm, varied widely over the course of 2020. Broad market volatility
(S&P 500) ranged between approximately 12% and 82%. We
began the year with relatively low volatility, but it quickly spiked in late February due to virus concerns and recession news.
This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Later, market
volatility started to gradually trend lower by the middle of the year followed by renewed political uncertainty in the fourth quarter of 2020, which saw and increased level of volatility.
These fluctuations caused the algorithm to detract from
performance, in line with other periods of rapid, “v-shaped”
market movements. Overall, the overlay sleeve reduced the
fund’s volatility but was a detractor from performance during the reporting period.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
The Fund invests primarily in one underlying fund, the BlackRock
Global Allocation V.I. Fund, a series of BlackRock Variable
Series Funds, Inc. (Core Sleeve), blended with a strategy
that seeks to mitigate risk and manage the Fund’s volatility
(Volatility Overlay). Therefore, the Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund. The Fund, through its
Core Sleeve, is subject to the risks of its underlying fund and, through its Volatility Overlay, the risks of investing in short-term fixed-income securities or holding cash. These risks include:
stock market risk (stock markets are volatile); default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); and cash
position risk (the Fund may miss investment opportunities). The
Fund or its underlying fund may invest in derivatives, including commodities (which create investment leverage and are highly volatile); foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets); high-yield
bonds (which are more volatile); inflation-protected bonds
(which typically have lower yields than conventional bonds);
precious metal-related securities (which are highly volatile and subject to erratic price movements); and real estate investment trusts (REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). The Volatility Overlay
may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s
subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.

4 - Fund Commentary - December 31, 2020 - BlackRock NVIT Managed Global Allocation Fund
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Alternative Assets 97.8%
Futures Contracts 0.2%
Other assets in excess of liabilities 2.0%
100.0%
Top Holdings
2
BlackRock Global Allocation VI Fund, Class I 100.0%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

BlackRock NVIT Managed Global Allocation Fund - December 31, 2020 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 14.55% 8.01% 6.11% 7/7/2015
FTSE World Index 16.33% 12.82% 10.82% 7/7/2015
Blended Index
2
14.11% 9.67% 8.46% 7/7/2015
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 2.00% 1.16%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 36% S&P 500
®
Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current 5-Year US
Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

6 - Fund Commentary - December 31, 2020 - BlackRock NVIT Managed Global Allocation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the BlackRock NVIT Managed Global Allocation Fund from inception through 12/31/20 versus performance of the FTSE World Index and the Blended Index* for the same period. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
* The Fund’s Blended Index comprises 36% S&P 500
®
Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current
5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2020 - Fund Commentary - 7
For the annual reporting period ended December 31, 2020,
the NVIT iShares
®
Fixed Income ETF Fund (Class Y) returned
7.75% versus 7.51% for its benchmark, the Bloomberg
Barclays U.S. Aggregate Bond Index. For broader comparison,
the median return for the Fund’s Morningstar
®
insurance funds
peer category, Intermediate Core Bond (consisting of 435
funds as of December 31, 2020), was 7.48% for the same
period. Performance for the Fund’s other share class versus
the Fund’s benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
Point to point, 2020 was largely a good year for investors.
Global equities, investment grade & high yield bonds as well as treasuries all delivered strong results. But 2020, of course, was anything but a good year. The coronavirus pandemic
dominated every aspect of life, investment and otherwise.
By mid-March all fifty states in the U.S. had reported cases of the coronavirus, and by the end of the month U.S. stocks
posted the worst quarterly losses since 2008. The pandemic
forced several sectors of the economy, as well as nonessential businesses, to close. Initial jobless claims in the U.S. jumped to 3.3 million resulting in a $2.2 trillion government stimulus package response. Credit sensitive assets were not spared.
U.S. credit spreads widened to levels not experienced since
2009. And treasury yields were pushed to levels never-before seen in the U.S., causing investors to again contemplate the question of the possibility of negative rates in the U.S.
Ongoing uncertainty surrounded developed markets as well.
The United Kingdom finally left the European Union, three and a half years after the landmark Brexit referendum in June 2016.
In response to the COVID-19 fears, developed market stocks
erased their calendar year 2019 gains. Despite avoiding the
surge of COVID-19 confirmed infections that China and South
Korea experienced, markets in Japan posted similar returns as there were speculations that Prime Minister Shinzo Abe would prepare for modern Japan’s first ever state of emergency
coupled with the 2020 Tokyo Olympics being cancelled.
Emerging Markets similarly fell. Despite returning over 22% in
2019, the MSCI China Index fell 10.4% in the first quarter of
2020.
Bond markets experienced positive results over the year. While rate sensitive securities largely acted as a ballast during the equity market shocks in the first quarter of 2020, strengthening investor sentiment boosted credit sensitive securities in the second half of the year. The ten year treasury rate plummeted from 1.88% at the start of the year down to a trough of 0.54%
on March 9th before steadily rising from the second quarter
of 2020 to the end of the year as investors began to price in a possible recovery. Investment grade credit option-adjusted spreads began the year at 1.01% and peaked at 4.01% in late
March before falling steadily to end the year at 1.03%. The
Barclays Aggregate returned 7.51% in the calendar year 2020
while broad Treasuries returned 8.02% and broad investment
grade returned 9.81%
Markets have seemed to have shrugged off much of the
COVID related concerns by year-end despite the eighty-three
million confirmed cases and acceleration of cases in the U.S.
and news of a more contagious strain coming out of the U.K.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund does not use derivatives.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Alan Mason and Greg Savage, CFA
This Fund is designed to provide diversification across
traditional fixed-income asset classes by investing in a
portfolio of unaffiliated exchange-traded funds sponsored by
BlackRock Fund Advisors (or its affiliates) and which use a
passive index-based strategy to track the performance of fixed-
income indexes (“Underlying ETFs”). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the
Underlying ETFs. In seeking to match the performance of an
index, correlation between Underlying ETF performance and
index performance may be affected by ETF expenses, index
composition changes, and the timing of ETF share purchases
and redemptions. Because the Fund may hold large positions
in an Underlying ETF, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
This Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s Underlying ETFs may be subject to specific investment risks, including but not limited to: default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); high-yield bonds risk (greater volatility); international securities risk (currency fluctuations, political risks, differences in accounting and limited availability of information); sovereign debt risk (a governmental entity may delay or refuse to pay
interest or repay principal); derivatives risk (many derivatives create investment leverage and are highly volatile); sector risk
(concentration on specific sectors or industries may cause high volatility); and securities lending risk (a borrower may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). Please refer to the most recent prospectus for a more detailed explanation of each Fund’s
principal risks.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation

8 - Fund Commentary - December 31, 2020 - NVIT iShares
®
Fixed Income ETF Fund
does not ensure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 100.0%
Repurchase Agreements 10.6%
Liabilities in excess of other assets
§
(10.6)%
100.0%
Top Holdings
2
iShares Core U.S. Aggregate Bond ETF 45.2%
iShares Core 1-5 Year USD Bond ETF 13.5%
iShares Core 10+ Year USD Bond ETF 9.1%
iShares Core Total USD Bond Market ETF 9.1%
iShares MBS ETF 9.0%
iShares U.S. Treasury Bond ETF 4.5%
HSBC Bank plc 5.4%
Cantor Fitzgerald & Co. 4.2%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2020 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class II 7.12% 8.08% 1/23/2019
Class Y 7.75% 8.64% 1/23/2019
Bloomberg Barclays U.S.
Aggregate Bond Index 7.51% 8.18% 1/23/2019
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 6.31% 0.76%
Class Y 5.81% 0.26%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2020 - NVIT iShares
®
Fixed Income ETF Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT iShares
®
Fixed Income ETF Fund from inception
through 12/31/20 versus the Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2020 - Fund Commentary - 11
For the annual reporting period ended December 31, 2020,
the NVIT iShares
®
Global Equity ETF Fund (Class Y) returned
16.32%* versus 15.90% for its benchmark, the MSCI World
Index. For broader comparison, the median return for the
Fund’s Morningstar
®
insurance funds peer category, US Fund
World Large Stock (consisting of 867 funds as of December
31, 2020), was 7.48% for the same period. Performance for
the Fund’s other share class versus the Fund’s benchmark is
stated in the Average Annual Total Return chart in this report’s
Fund Performance section.
Point to point, 2020 was largely a good year for investors.
Global equities, investment grade & high yield bonds as well as treasuries all delivered strong results. But 2020, of course, was anything but a good year. The Coronavirus pandemic
dominated every aspect of life; investment and otherwise.
By mid-March all fifty states in the United States had reported cases of the coronavirus, and by the end of the month U.S.
stocks posted the worst quarterly losses since 2008. The
pandemic forced several sectors of the economy, as well as
non-essential businesses, to close. Initial jobless claims in the
U.S. jumped to 3.3 million resulting in a $2.2 trillion government stimulus package response. Credit sensitive assets were not
spared. U.S. credit spreads widened to levels not experienced since 2009. And treasury yields were pushed to levels never-
before seen in the U.S., causing investors to again contemplate the question of the possibility of negative rates in the U.S.
Ongoing uncertainty surrounded developed markets as well.
The United Kingdom finally left the European Union, three and a half years after the landmark Brexit referendum in June 2016.
In response to the COVID-19 fears, developed market stocks
erased their calendar year 2019 gains. Despite avoiding the
surge of COVID-19 confirmed infections that China and South
Korea experienced, markets in Japan posted similar returns as there were speculations that Prime Minister Shinzo Abe would prepare for modern Japan’s first ever state of emergency
coupled with the 2020 Tokyo Olympics being cancelled.
Emerging Markets similarly fell. Despite returning over 22% in
2019, the MSCI China Index fell 10.4% in the first quarter of
2020.
In one of the most dramatic come-backs experienced by equity markets, stocks recovered roughly three-quarters of their losses in the second quarter of 2020. Equity investors in the U.S. , developed & emerging markets were rewarded for staying the
course. Investment grade credit spreads experienced a similar rebound to stocks, albeit more gradually. Spreads narrowed
through the fourth quarter, ending the year within close distance of where they started 2020. And while the rates market initially proved to be less sanguine, the U.S. ten-year Treasury yield began a gradual rise in August, closing out 2020 at 0.94%. The dramatic rebound of asset prices was largely driven by a swift and globally coordinated governmental stimulus.
By the end of the year global stocks roared back to post
solid gains. As risks of U.S. elections failed to materialize and exceptionally positive news surrounding vaccine efficacy surfaced, investors largely picked up where they left off in
2019, focused on large technology and growth stocks. All
factors, however, did not perform equally. Momentum and
quality factors started the year off with strong performance.
They carried through to the end of the year by outperforming the broad market more than 16% and 8% respectively. Value
factors and minimum volatility factors, however, did not fare as well. Each of these factors underperformed by more than 13%.
Global small caps fell in line with the broader market by the end of the year and outperformed the broad market by 9% in the
fourth quarter.
Markets seemed to have shrugged off much of the COVID-19
related concerns despite the 83 million confirmed cases as well as acceleration of cases in the U.S. and news of an even more contagious strain coming out of the U.K.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund did not invest in derivatives during the reporting
period.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Alan Mason and Greg Savage, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is designed to provide diversification across traditional equity asset classes of any market capitalization by investing in a portfolio of unaffiliated exchange-traded funds sponsored by BlackRock Fund Advisors (or its affiliates) and which use a passive index-based strategy to track the performance of
equity indexes (“Underlying ETFs”). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the
Underlying ETFs. In seeking to match the performance of an
index, correlation between Underlying ETF performance and
index performance may be affected by ETF expenses, index
composition changes, and the timing of ETF share purchases
and redemptions. Because the Fund may hold large positions
in an Underlying ETF, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s Underlying
ETFs may be subject to specific investment risks, including
but not limited to: stock market risk (equity securities);
smaller company risk (smaller companies are usually less
stable in price and less liquid than larger, more-established companies; are more vulnerable than larger companies to

12 - Fund Commentary - December 31, 2020 - NVIT iShares
®
Global Equity ETF Fund
adverse business and economic developments; and may have
more-limited resources); international securities risk (currency fluctuations, political risks, differences in accounting and limited availability of information); derivatives risk (many derivatives create investment leverage and are highly volatile); sector risk
(concentration on specific sectors or industries may cause high volatility); and securities lending risk (a borrower may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). Please refer to the most recent prospectus for a more detailed explanation of each Fund’s
principal risks.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 99.8%
Repurchase Agreements 9.7%
Liabilities in excess of other assets
§
(9.5)%
100.0%
Top Holdings
2
iShares Core S&P Total U.S. Stock Market ETF 25.6%
iShares Core S&P Mid-Cap ETF 16.4%
iShares Core MSCI International Developed Markets
ETF 12.0%
iShares Core MSCI EAFE ETF 10.7%
iShares MSCI USA Multifactor ETF 8.2%
iShares Core S&P 500 ETF 6.4%
iShares Core S&P Small-Cap ETF 3.1%
iShares MSCI USA Value Factor ETF 1.8%
iShares MSCI USA Quality Factor ETF 1.8%
iShares MSCI USA Size Factor ETF 1.8%
Other Holdings
#
12.2%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2020 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class II 15.76% 18.10% 1/23/2019
Class Y 16.32% 18.70% 1/23/2019
MSCI World Index 15.90% 19.17% 1/23/2019
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 8.41% 0.77%
Class Y 7.91% 0.27%
^ Current effective prospectus dated April 29, 2020. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2020 - NVIT iShares
®
Global Equity ETF Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class Y shares of the NVIT iShares
®
Global Equity ETF Fund from inception
through 12/31/20 versus the MSCI World Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2020 - Fund Commentary - 15
For the annual period ended December 31, 2020, the NVIT
Managed American Funds Asset Allocation Fund (Class II)
returned 7.09% versus 18.40% for its benchmark, the S&P
500
®
Index (S&P 500). For broader comparison, the return for
the Fund’s Morningstar
®
peer category, Allocation–50% to 70%
Equity (consisting of 673 funds as of December 31, 2020), was
11.42% for the same period.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the American Funds Asset Allocation Fund
(“Core Sleeve”), and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
Below is the 2020 annual report commentary from American
Funds Insurance Series
®
Asset Allocation Fund (Asset
Allocation Fund), which is the core investment of the NVIT
Managed American Funds Asset Allocation Fund (Fund). The
Asset Allocation Fund’s performance return shown below
and the Fund’s performance return given above are different
because different expense ratios apply to the Asset Allocation
Fund versus the Fund and because the latter fund also contains an overlay investment that manages the volatility of the Fund as described above.
Asset Allocation Fund, which is a mix of stocks and bonds,
gained 12.71% for the 12 months ended December 31,
2020. Standard & Poor’s 500
®
Composite Index
1
, a market
capitalization-weighted index based on the results of
approximately 500 widely held common stocks, was up 18.40%
over the same period, while the Bloomberg Barclays U.S.
Aggregate Bond Index
2
, which represents the U.S. investment-
grade (rated BBB/Baa and above) fixed-rate bond market,
returned 7.51%. A blend of the two indexes, the 60%/40% S&P
500 Index/Bloomberg Barclays U.S. Aggregate Bond Index
3
,
gained 14.73%. Effective May 1, 2020, the Fund has elected
to use the 60%/40% S&P 500 Index/Bloomberg Barclays U.S.
Aggregate Bond Index as its primary benchmark, because it
comes closest to reflecting its investment universe and best measures its long-term results and portfolio managers’ success over time.
U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced
recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer
discretionary and communication services stocks that
benefited from stay-at-home restrictions led markets, including
Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication
services gained 33% and 24%, respectively. Energy lagged
all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced
below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.
Investments in the technology sector —the fund’s largest sector holding — contributed to the fund’s relative returns. Within the sector, TSMC and ASML Holding contributed to relative results with double-digit returns that outpaced the general market.
On the downside, commercial aerospace company Boeing
detracted from relative returns as shares slumped in the face of unprecedented disruptions arising from the COVID-19
pandemic. The Fund’s fixed income investments were additive
to relative returns due to sector positioning and security
selection.
The Fund’s portfolio managers continue to evaluate the
economic and market/sector implications of the current
administration’s decisions regarding trade. The Fund’s cash
position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.
Through the Volatility Overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500 Index,
S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index as dictated by an algorithm that determines whether the
Fund’s equity exposure should be increased or decreased in
light of the volatility associated with prevailing market conditions.
The Volatility Overlay can increase the Fund’s equity exposure to 80% (or 10% over the current exposure within the Core
Sleeve, whichever is lower) or decrease it to 0% as determined by the quantitative process that controls the overlay.
Equity volatility, as measured by the proprietary algorithm, varied widely over the course of 2020. Broad market volatility
(S&P 500) ranged between approximately 12% and 82%. We
began the year with relatively low volatility, but it quickly spiked in late February due to virus concerns and recession news.
This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Later, market
volatility started to gradually trend lower by the middle of the year followed by renewed political uncertainty in the fourth quarter of 2020, which saw and increased level of volatility.
These fluctuations caused the algorithm to detract from
performance, in line with other periods of rapid, “v-shaped”
market movements. Overall, the overlay sleeve reduced the
fund’s volatility but was a detractor from performance during the reporting period.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)

16 - Fund Commentary - December 31, 2020 - NVIT Managed American Funds Asset Allocation Fund
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
Asset Allocation Fund Portfolio Managers:
Alan N. Berro, J. David Carpenter, David A. Daigle, Jeffrey T.
Lager, James R. Mulally and John R. Queen – Capital Research
and Management Company
SM
Asset Allocation Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
S&P 500
®
Index: An unmanaged, market capitalization-
weighted index of 500 stocks of leading large-cap U.S.
companies in leading industries; gives a broad look at the U.S.
equities market and those companies’ stock price performance.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market
capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed
markets as determined by MSCI; excludes the United States
and Canada.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that
measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to
$5.9 billion).
Russell 2000
®
Growth Index: An unmanaged index that
measures the performance of the small-capitalization growth
segment of the U.S. equity universe; includes those Russell
2000
®
Index companies with higher price-to-book ratios and
higher forecasted growth values.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s
subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
The Fund invests primarily in an underlying fund, the Asset
Allocation Fund
SM
, a series of American Funds Insurance
Series
®
(Core Sleeve), blended with a strategy that seeks
to mitigate risk and manage the Fund’s volatility (Volatility
Overlay). Therefore, the Fund is non-diversified as to issuers.
In addition to the expenses of the Fund, each investor is
indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.
The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These
risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down,
bond prices go up). The Volatility Overlay may invest in more-
aggressive investments such as derivatives (which create
investment leverage and are highly volatile). The Volatility
Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). In addition,
through its Volatility Overlay, the Fund is subject to cash
position risk (the Fund may miss investment opportunities).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s
subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. There is no
assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2020 - Fund Commentary - 17
Asset Allocation
1
Balanced Fund 97.5%
Futures Contracts 0.2%
Other assets in excess of liabilities 2.3%
100.0%
Top Holdings
2
American Funds Asset Allocation Fund, Class 1 100.0%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

18 - Fund Commentary - December 31, 2020 - NVIT Managed American Funds Asset Allocation Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 7.09% 9.12% 6.65% 7/8/2014
S&P 500
®
Index 18.40% 15.22% 12.59% 7/8/2014
Bloomberg Barclays U.S.
Aggregate Bond Index 7.51% 4.44% 3.86% 7/8/2014
Blended Index
2
15.37% 11.23% 9.38% 7/8/2014
Expense Ratios
Expense
Ratio
^
Class II 0.96%
^ Current effective prospectus dated April 29, 2020 (as revised September 15, 2020). The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2020 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Asset Allocation Fund
from inception through 12/31/20 versus performance of the S&P 500
®
Index, the Bloomberg Barclays (BBgBarc) U.S. Aggregate
Bond Index and the Blended Index* for the same period. Unlike the Fund, the performance of these indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
* The Fund’s Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index.

20 - Fund Commentary - December 31, 2020 - NVIT Managed American Funds Growth-Income Fund
For the annual period ended December 31, 2020, the NVIT
Managed American Funds Growth-Income Fund (Class II)
returned 6.98% versus 18.40% for its benchmark, the S&P
500
®
Index. For broader comparison, the return for the Fund’s
Morningstar
®
peer category, US Insurance Large Blend
(consisting of 1363 funds as of December 31, 2020), was
14.84% for the same period.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the American Funds Growth-Income Fund
(“Core Sleeve”) and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
Below is the 2020 annual report commentary from American
Funds Insurance Series
®
Growth-Income Fund (Growth-
Income Fund), which is the core investment of the NVIT
Managed American Funds Growth-Income Fund. The Growth-
Income Fund’s performance return shown below and the
NVIT Managed American Funds Growth-Income Fund’s
performance return given above are different because different expense ratios apply to the Growth-Income Fund versus the
NVIT Managed American Funds Growth-Income Fund and
because the latter contains an overlay investment to manages the volatility of that Fund as described above.
Growth-Income Fund gained 13.81% for the 12 months ended
December 31, 2020, compared with a 18.40% increase in its
benchmark index, Standard & Poor’s 500
®
Composite Index,
1
a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced
recession, a sharp bear market, civil unrest and a contentious presidential election. Information Technology, Consumer
Discretionary and Communication Services stocks that
benefited from stay-at-home restrictions led markets, including
Amazon and Netflix. Overall, the Information Technology sector rose 44%, while Consumer Discretionary and Communication
Services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below
$0 for the first time in history amid fears of dwindling storage capacity. The Real Estate and Financials sectors were also
negative for the year, each declining 2%.
Regarding the Fund, investments in the Communications
Services sector contributed the most to the Fund’s relative
returns. Among these stocks, Netflix added the most to the
Fund’s relative results as shares soared while stay-at-home
orders spurred demand for internet-streaming media. On the
downside, the Fund’s lower-than-index position in Information
Technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the Fund’s lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market
over the period.
The Fund’s portfolio managers continue to look for compelling investment opportunities, buying stocks they believe represent the best value over the long term.
Through the Volatility Overlay the Fund uses derivatives to
manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and
MSCI EAFE
®
Index as dictated by an algorithm that determines
whether the Fund’s equity exposure should be increased or
decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the
Fund’s equity exposure only up to the Core Sleeve’s current
equity exposure but can decrease it to 0% as determined by
the quantitative process that controls the overlay.
Equity volatility, as measured by the proprietary algorithm, varied widely over the course of 2020. Broad market volatility
(S&P 500) ranged between approximately 12% and 82%. We
began the year with relatively low volatility, but it quickly spiked in late February due to virus concerns and recession news.
This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Later, market
volatility started to gradually trend lower by the middle of the year followed by renewed political uncertainty in the fourth quarter of 2020, which saw and increased level of volatility.
These fluctuations caused the algorithm to detract from
performance, in line with other periods of rapid, “v-shaped”
market movements. Overall, the overlay sleeve reduced the
fund’s volatility but was a detractor from performance during the reporting period.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Each of the following manages a portion (“sleeve”) of the
Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
1
Source: S&P Dow Jones Indices LLC.
Growth-Income Fund results shown are for past periods and
are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit

NVIT Managed American Funds Growth-Income Fund - December 31, 2020 - Fund Commentary - 21
prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
Growth-Income Fund Portfolio Managers: J. Blair Frank, Claudia
P. Huntington, Donald D. O’Neal, William L. Robbins and Dylan
Yolles – Capital Research and Management Company
SM
S&P 500
®
Index: An unmanaged, market capitalization-
weighted index of 500 stocks of leading large-cap U.S.
companies in leading industries; gives a broad look at the U.S.
equities market and those companies’ stock price performance.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market
capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed
markets as determined by MSCI; excludes the United States
and Canada.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that
measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to
$5.9 billion).
Russell 2000
®
Growth Index: An unmanaged index that
measures the performance of the small-capitalization growth
segment of the U.S. equity universe; includes those Russell
2000
®
Index companies with higher price-to-book ratios and
higher forecasted growth values.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s
subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
The Fund invests primarily in an underlying fund, the Growth-
Income Fund
SM
, a series of American Funds Insurance Series
®
(Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay).
Therefore, the Fund is non-diversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.
The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Growth funds may underperform other funds
that use different investing styles. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk
(if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Volatility Overlay may invest in more-aggressive investments such as derivatives
(which create investment leverage and are highly volatile).
The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). In
addition, through its Volatility Overlay, the Fund is subject to cash position risk (the Fund may miss investment opportunities).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s
subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. There is no
assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

22 - Fund Commentary - December 31, 2020 - NVIT Managed American Funds Growth-Income Fund
Asset Allocation
1
Equity Fund 95.9%
Futures Contracts 0.1%
Other assets in excess of liabilities 4.0%
100.0%
Top Holdings
2
American Funds Growth-Income Fund, Class 1 100.0%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Managed American Funds Growth-Income Fund - December 31, 2020 - Fund Commentary - 23
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 6.98% 11.23% 9.03% 7/8/2014
S&P 500
®
Index 18.40% 15.22% 12.59% 7/8/2014
Expense Ratios
Expense
Ratio
^
Class II 0.97%
^ Current effective prospectus dated April 29, 2020 (as revised September 15, 2020). The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

24 - Fund Commentary - December 31, 2020 - NVIT Managed American Funds Growth-Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Growth-Income Fund from inception through 12/31/20 versus performance of the S&P 500
®
Index for the same period. Unlike the Fund, the performance for the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Fund of Funds - December 31, 2020 - Shareholder Expense Example - 25
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2020)
and continued to hold your shares at the end of the reporting period (December 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2020 through December 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2020 through December 31, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
(a)
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)(b)
BlackRock NVIT Managed Global Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,158.30 2.50 0.46
Hypothetical
(c)(d)
1,000.00 1,022.82 2.34 0.46
NVIT iShares
®
Fixed Income ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,011.60 3.39 0.67
Hypothetical
(c)(d)
1,000.00 1,021.77 3.40 0.67
Class Y Shares
Actual
(c)
1,000.00 1,014.00 0.86 0.17
Hypothetical
(c)(d)
1,000.00 1,024.28 0.87 0.17

26 - Shareholder Expense Example - December 31, 2020 - Fund of Funds
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
(a)
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)(b)
NVIT iShares
®
Global Equity ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,251.90 3.79 0.67
Hypothetical
(c)(d)
1,000.00 1,021.77 3.40 0.67
Class Y Shares
Actual
(c)
1,000.00 1,254.80 0.96 0.17
Hypothetical
(c)(d)
1,000.00 1,024.28 0.87 0.17
NVIT Managed American Funds Asset Allocation
Fund
Class II Shares
Actual
(c)
1,000.00 1,112.40 3.66 0.69
Hypothetical
(c)(d)
1,000.00 1,021.67 3.51 0.69
NVIT Managed American Funds Growth-Income
Fund
Class II Shares
Actual
(c)
1,000.00 1,129.80 3.75 0.70
Hypothetical
(c)(d)
1,000.00 1,021.62 3.56 0.70
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

BlackRock NVIT Managed Global Allocation Fund - December 31, 2020 - Statement of Investments - 27
Investment Company 97.8%
Shares Value ($)
Alternative Assets 97.8%
BlackRock Global Allocation VI
Fund, Class I* 17,173,037 334,702,486
Total Alternative Assets
(cost $277,374,140) 334,702,486
Total Investment Company
(cost $277,374,140) 334,702,486
Investment Company
Shares Value ($)
Total Investments
(cost $277,374,140) — 97.8% 334,702,486
Other assets in excess of liabilities — 2.2% 7,422,820
NET ASSETS — 100.0% $ 342,125,306
* Denotes a non-income producing security.
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 171 3/2021 USD 18,218,340 115,346
Russell 2000 E-Mini Index 3 3/2021 USD 296,220 2,557
S&P 500 E-Mini Index 160 3/2021 USD 29,990,400 413,406
S&P Midcap 400 E-Mini Index 3 3/2021 USD 691,050 6,382
537,691
At December 31, 2020, the Fund had $3,490,102 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - December 31, 2020 - NVIT iShares
®
Fixed Income ETF Fund
Exchange-Traded Funds 100.0%
Shares Value ($)
Fixed Income Funds 100.0%
iShares Core 10+ Year USD
Bond ETF(a) 28,344 2,166,049
iShares Core 1-5 Year USD
Bond ETF(a) 62,432 3,223,988
iShares Core Total USD Bond
Market ETF(a) 39,498 2,155,801
iShares Core U.S. Aggregate
Bond ETF 91,067 10,763,209
iShares MBS ETF 19,506 2,148,196
iShares U.S. Treasury Bond
ETF(a) 39,185 1,067,399
Total Exchange-Traded Funds
(cost $21,109,434) 21,524,642
Repurchase Agreements 10.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $989,134,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $1,008,908.(b)(c) 989,125 989,125
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$1,300,015, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $1,326,534.
(b)(c) 1,300,000 1,300,000
Total Repurchase Agreements
(cost $2,289,125) 2,289,125
Total Investments
(cost $23,398,559) — 110.6% 23,813,767
Liabilities in excess of other assets
— (10.6)% (2,273,519)
NET ASSETS — 100.0% $ 21,540,248
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $2,244,222, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $2,289,125.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$2,289,125.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2020 - Statement of Investments - 29
Exchange-Traded Funds 99.8%
Shares Value ($)
Equity Funds 99.8%
iShares Core MSCI EAFE ETF 23,581 1,629,211
iShares Core MSCI International
Developed Markets ETF(a) 29,509 1,818,640
iShares Core S&P 500 ETF 2,599 975,639
iShares Core S&P Mid-Cap ETF 10,848 2,493,196
iShares Core S&P Small-Cap
ETF(a) 5,129 471,355
iShares Core S&P Total U.S.
Stock Market ETF(a) 45,121 3,890,333
iShares MSCI USA Momentum
Factor ETF(a) 1,683 271,451
iShares MSCI USA Multifactor
ETF(a) 33,112 1,247,329
iShares MSCI USA Quality
Factor ETF 2,360 274,255
iShares MSCI USA Size Factor
ETF(a) 2,451 272,478
iShares MSCI USA Small-Cap
Multifactor ETF(a) 5,125 234,496
iShares MSCI USA Value Factor
ETF 3,172 275,678
Total Exchange-Traded Funds
(cost $11,310,313) 13,854,061
Repurchase Agreements 9.7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $440,604,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $449,412.(b)(c) 440,600 440,600
  Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase price
$900,010, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $918,370.(b)
(c) 900,000 900,000
Total Repurchase Agreements
(cost $1,340,600) 1,340,600
Total Investments
(cost $12,650,913) — 109.5% 15,194,661
Liabilities in excess of other assets — (9.5)% (1,320,992)
NET ASSETS — 100.0% $ 13,873,669
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $1,529,475, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,340,600 and by $218,432
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 3.88%, and
maturity dates ranging from 1/28/2021 – 2/15/2050, a total
value of $1,559,032.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$1,340,600.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2020 - NVIT Managed American Funds Asset Allocation Fund
Investment Company 97.5%
Shares Value ($)
Balanced Fund 97.5%
American Funds Asset Allocation
Fund, Class 1 93,464,216 2,476,801,717
Total Investment Company
(cost $2,078,162,373) 2,476,801,717
Total Investments
(cost $2,078,162,373) — 97.5% 2,476,801,717
Other assets in excess of liabilities — 2.5% 64,749,139
NET ASSETS — 100.0% $ 2,541,550,856
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 349 3/2021 USD 37,182,460 556,813
Russell 2000 E-Mini Index 90 3/2021 USD 8,886,600 153,530
S&P 500 E-Mini Index 1,271 3/2021 USD 238,236,240 4,818,950
S&P Midcap 400 E-Mini Index 35 3/2021 USD 8,062,250 154,740
5,684,033
At December 31, 2020, the Fund had $19,533,338 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Growth-Income Fund - December 31, 2020 - Statement of Investments - 31
Investment Company 95.9%
Shares Value ($)
Equity Fund 95.9%
American Funds Growth-Income
Fund, Class 1 10,275,729 569,069,847
Total Investment Company
(cost $478,460,983) 569,069,847
Total Investments
(cost $478,460,983) — 95.9% 569,069,847
Other assets in excess of liabilities — 4.1% 24,048,570
NET ASSETS — 100.0% $ 593,118,417
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 24 3/2021 USD 2,556,960 35,619
Russell 2000 E-Mini Index 3 3/2021 USD 296,220 8,242
S&P 500 E-Mini Index 105 3/2021 USD 19,681,200 459,300
S&P Midcap 400 E-Mini Index 3 3/2021 USD 691,050 18,427
521,588
At December 31, 2020, the Fund had $1,543,938 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

32 - Statements of Assets and Liabilities - December 31, 2020 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 334,702,486
Repurchase agreement, at value —
Cash 4,029,383
Deposits with broker for futures contracts 3,490,102
Dividends receivable 454
Security lending income receivable —
Receivable for capital shares issued 133,847
Receivable for variation margin on futures contracts 38,897
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses —
Total Assets 342,395,169
Liabilities:
Payable for investments purchased 127,071
Payable for capital shares redeemed 87
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 42,531
Fund administration fees 17,747
Distribution fees —
Administrative servicing fees 72,048
Accounting and transfer agent fees 41
Trustee fees 191
Custodian fees 759
Compliance program costs (Note 3) 332
Professional fees 5,567
Printing fees 3,026
Other 463
Total Liabilities 269,863
Net Assets $ 342,125,306
* Includes value of securities on loan (Note 2) —
Cost of investment securities 277,374,140
Cost of repurchase agreement —
Represented by:
Capital $ 282,338,533
Total distributable earnings (loss) 59,786,773
Net Assets $ 342,125,306

Fund of Funds - December 31, 2020 - Statements of Assets and Liabilities - 33
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 21,524,642 $ 13,854,061 $ 2,476,801,717 $ 569,069,847
2,289,125 1,340,600 — —
86,120 60,205 45,324,159 22,742,334
— — 19,533,338 1,543,938
13 7 4,037 1,841
2,799 10,654 — —
4,564 11,588 1,642,747 406,685
— — 1,233,942 91,524
10,499 10,196 — —
14 8 3,627 801
23,917,776 15,287,319 2,544,543,567 593,856,970
43,109 32,569 1,559,764 382,815
771 130 891 3,722
2,289,125 1,340,600 — —
1,892 1,212 313,039 73,213
21,040 20,883 63,955 23,031
3,811 2,313 528,756 123,189
8,069 6,436 500,217 123,214
4,042 4,038 222 62
8 8 1,343 297
6 — 5,349 485
20 12 2,467 574
3,849 3,848 8,564 6,062
1,704 1,481 2,111 942
82 120 6,033 947
2,377,528 1,413,650 2,992,711 738,553
$ 21,540,248 $ 13,873,669 $ 2,541,550,856 $ 593,118,417
2,244,222 1,529,475 — —
21,109,434 11,310,313 2,078,162,373 478,460,983
2,289,125 1,340,600 — —
$ $ 21,156,449 $ $ 11,467,479 $ 2,235,616,318 $ 527,233,400
383,799 2,406,190 305,934,5 38 65,885,017
$ 21,540,248 $ 13,873,669 $ 2,541,550,856 $ 593,118,417

34 - Statements of Assets and Liabilities - December 31, 2020 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 342,125,306
Class Y Shares —
Total $ 342,125,306
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 28,407,493
Class Y Shares —
Total 28,407,493
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 12.04
Class Y Shares $ —
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - December 31, 2020 - Statements of Assets and Liabilities - 35
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 19,164,626 $ 11,743,116 $ 2,541,550,856 $ 593,118,417
2,375,622 2,130,553 — —
$ 21,540,248 $ 13,873,669 $ 2,541,550,856 $ 593,118,417
1,695,485 869,267 211,106,062 50,075,055
213,221 165,837 — —
1,908,706 1,035,104 211,106,062 50,075,055
$ 11.30 $ 13.51 $ 12.04 $ 11.84
$ 11.14 $ 12.85 $ — $ —

36 - Statements of Operations - For the Year Ended December 31, 2020 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT Managed
Global Allocation Fund
INVESTMENT INCOME:
Dividend income $ 3,858,924
Interest income 7,807
Income from securities lending (Note 2) —
Total Income 3,866,731
EXPENSES:
Investment advisory fees 2,308,541
Fund administration fees 112,527
Distribution fees Class II Shares 779,911
Administrative servicing fees Class II Shares 779,911
Professional fees 28,531
Printing fees 12,871
Trustee fees 9,918
Custodian fees 14,030
Offering costs^ —
Accounting and transfer agent fees 249
Compliance program costs (Note 3) 1,319
Other 6,239
Total expenses before fees waived and expenses reimbursed 4,054,047
Distribution fees waived - Class II (Note 3) (779,911)
Investment advisory fees waived (Note 3) (1,840,590)
Expenses reimbursed by adviser (Note 3) —
Total Expenses 1,433,546
NET INVESTMENT INCOME 2,433,185
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Underlying Funds 15,704,083
Net realized gains (losses) from:
Transactions in investment securities (524,187)
Expiration or closing of futures contracts (Note 2) (12,901,782)
Net realized gains (losses) 2,278,114
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 39,617,903
Futures contracts (Note 2) (388,535)
Net change in unrealized appreciation/depreciation 39,229,368
Net realized/unrealized gains (losses) 41,507,482
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 43,940,667
Amounts designated as "—" are zero or have been rounded to zero.
^
Amounts are amortized over 12-month period.

Fund of Funds - For the Year Ended December 31, 2020 - Statements of Operations - 37
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 285,539 $ 144,369 $ 42,722,382 $ 8,155,488
1,757 201 273,374 21,269
28,945 57,576 — —
316,241 202,146 42,995,756 8,176,757
14,102 7,786 3,432,009 789,993
84,127 82,811 568,450 162,179
27,635 14,515 5,771,399 1,322,359
27,635 14,515 5,771,399 1,322,359
14,841 14,614 120,121 39,161
8,931 7,645 49,750 17,946
384 176 73,877 16,927
527 161 102,749 22,787
1,948 1,948 — —
256 232 1,368 363
47 18 9,727 2,230
506 461 46,120 9,888
180,939 144,882 15,946,969 3,706,192
— — — —
— — — —
(103,659) (103,719) — —
77,280 41,163 15,946,969 3,706,192
238,961 160,983 27,048,787 4,470,565
20,946 — 10,222,091 13,664,715
(2,470) (137,122) (5,493,317) (8,292,887)
— — (95,237,739) (26,095,233)
18,476 (137,122) (90,508,965) (20,723,405)
371,153 2,222,326 234,833,118 58,084,149
— — (1,398,521) 219,494
371,153 2,222,326 233,434,597 58,303,643
389,629 2,085,204 142,925,632 37,580,238
$ 628,590 $ 2,246,187 $ 169,974,419 $ 42,050,803

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - December 31, 2020 - Fund of Funds
BlackRock NVIT Managed Global Allocation Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 2,433,185 $ 2,638,931
Net realized gains (losses) 2,278,114 5,701,307
Net change in unrealized appreciation/depreciation 39,229,368 30,277,581
Change in net assets resulting from operations 43,940,667 38,617,819
Distributions to Shareholders From:
Distributable earnings:
Class II (9,481,789) (8,496,139)
Class Y — —
Change in net assets from shareholder distributions (9,481,789) (8,496,139)
Change in net assets from capital transactions (6,276,142) 37,542,018
Change in net assets 28,182,736 67,663,698
Net Assets:
Beginning of year 313,942,570 246,278,872
End of year $ 342,125,306 $ 313,942,570
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 14,488,970 $ 35,652,773
Dividends reinvested 9,481,789 8,496,139
Cost of shares redeemed (30,246,901) (6,606,894)
Total Class II Shares (6,276,142) 37,542,018
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (6,276,142) $ 37,542,018
SHARE TRANSACTIONS:
Class II Shares
Issued 1,330,571 3,457,207
Reinvested 854,986 833,772
Redeemed (2,778,834) (641,209)
Total Class II Shares (593,277) 3,649,770
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (593,277) 3,649,770
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from January 24, 2019 (commencement of operations) through December 31, 2019.

Fund of Funds - December 31, 2020 - Statements of Changes in Net Assets - 39
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Year Ended
December 31, 2020
Period Ended
December 31, 2019(a)
Year Ended
December 31, 2020
Period Ended
December 31, 2019(a)
$ 238,961 $ 70,719 $ 160,983 $ 45,619
18,476 25,622 (137,122) 18,389
371,153 44,055 2,222,326 321,422
628,590 140,396 2,246,187 385,430
(245,294) (58,017) (130,624) (29,607)
(42,477) (46,453) (34,403) (39,339)
(287,771) (104,470) (165,027) (68,946)
15,902,816 5,260,687 8,038,658 3,437,367
16,243,635 5,296,613 10,119,818 3,753,851
5,296,613 — 3,753,851 —
$ 21,540,248 $ 5,296,613 $ 13,873,669 $ 3,753,851
$ 19,293,040 $ 4,714,814 $ 7,257,109 $ 2,976,556
245,294 58,017 130,624 29,607
(4,566,642) (889,634) (444,909) (121,357)
14,971,692 3,883,197 6,942,824 2,884,806
2,861,122 1,334,910 1,994,303 817,467
42,477 46,453 34,403 39,339
(1,972,475) (3,873) (932,872) (304,245)
931,124 1,377,490 1,095,834 552,561
$ 15,902,816 $ 5,260,687 $ 8,038,658 $ 3,437,367
1,718,501 443,412 632,845 272,970
21,746 5,437 9,744 2,509
(409,696) (83,915) (37,912) (10,889)
1,330,551 364,934 604,677 264,590
256,432 128,563 200,636 79,256
3,820 4,416 2,697 3,509
(179,654) (356) (93,393) (26,868)
80,598 132,623 109,940 55,897
1,411,149 497,557 714,617 320,487

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - December 31, 2020 - Fund of Funds
NVIT Managed American Funds Asset Allocation Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 27,048,787 $ 31,679,829
Net realized gains (losses) (90,508,965) 85,081,921
Net change in unrealized appreciation/depreciation 233,434,597 230,263,258
Change in net assets resulting from operations 169,974,419 347,025,008
Distributions to Shareholders From:
Distributable earnings:
Class II (113,863,852) (95,686,748)
Change in net assets from shareholder distributions (113,863,852) (95,686,748)
Change in net assets from capital transactions 175,498,307 351,931,472
Change in net assets 231,608,874 603,269,732
Net Assets:
Beginning of year 2,309,941,982 1,706,672,250
End of year $ 2,541,550,856 $ 2,309,941,982
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 127,390,482 $ 272,884,410
Dividends reinvested 113,863,852 95,686,748
Cost of shares redeemed (65,756,027) (16,639,686)
Total Class II Shares 175,498,307 351,931,472
Change in net assets from capital transactions $ 175,498,307 $ 351,931,472
SHARE TRANSACTIONS:
Class II Shares
Issued 11,133,526 24,261,871
Reinvested 9,890,267 8,394,702
Redeemed (5,719,159) (1,477,145)
Total Class II Shares 15,304,634 31,179,428
Total change in shares 15,304,634 31,179,428
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - December 31, 2020 - Statements of Changes in Net Assets - 41
NVIT Managed American Funds Growth-Income Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 4,470,565 $ 5,967,014
(20,723,405) 34,655,680
58,303,643 44,889,231
42,050,803 85,511,925
(37,738,566) (26,021,166)
(37,738,566) (26,021,166)
65,394,507 123,676,134
69,706,744 183,166,893
523,411,673 340,244,780
$ 593,118,417 $ 523,411,673
$ 81,486,737 $ 109,702,911
37,738,566 26,021,166
(53,830,796) (12,047,943)
65,394,507 123,676,134
$ 65,394,507 $ 123,676,134
7,345,741 9,805,391
3,375,464 2,310,599
(4,735,076) (1,045,257)
5,986,129 11,070,733
5,986,129 11,070,733

42 - Financial Highlights - December 31, 2020 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)(g)
Portfolio
Turnover(b)
BlackRock NVIT Managed
Global Allocation Fund
Class II Shares
Year Ended December 31,
2020 $ 10.83 0.09 1.46 1.55 (0.34) —   (0.34) $ 12.04 14.55% $ 342,125,306 0.46% 0.78% 1.30% 12.20%
Year Ended December 31,
2019 $ 9.71 0.10 1.34 1.44 (0.06) (0.26) (0.32) $ 10.83 14.95% $ 313,942,570 0.46% 0.95% 1.30% 2.42%
Year Ended December 31,
2018 $ 11.11 0.07 (0.97) (0.90) (0.10) (0.40) (0.50) $ 9.71 (8.47)% $ 246,278,872 0.50% 0.61% 1.34% 3.50%
Year Ended December 31,
2017 $ 9.49 0.10 1.65 1.75 (0.13) —   (0.13) $ 11.11 18.43% $ 217,695,865 0.51% 0.91% 1.35% 4.48%
Year Ended December 31,
2016 $ 9.42 0.11 0.17 0.28 (0.09) (0.12) (0.21) $ 9.49 2.98% $ 139,314,319 0.49% 1.22% 1.41% 7.6 6%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - December 31, 2020 - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT iShares
®
Fixed Income
ETF Fund
Class II Shares
Year Ended December 31,
2020 $ 10.69 0.20 0.56 0.76 (0.13) (0.02) (0.15) $ 11.30 7.12% $ 19,164,626 0.67% 1.79% 1.47% 52.97%
Period Ended December 31,
2019(h) $ 10.00 0.28 0.57 0.85 (0.10) (0.06) (0.16) $ 10.69 8.51% $ 3,900,108 0.67% 2.80% 5.82% 34.43%
Class Y Shares
Year Ended December 31,
2020 $ 10.53 0.26 0.56 0.82 (0.19) (0.02) (0.21) $ 11.14 7.75% $ 2,375,622 0.17% 2.32% 1.05% 52.97%
Period Ended December 31,
2019(h) $ 10.00 0.33 0.57 0.90 (0.31) (0.06) (0.37) $ 10.53 8.97% $ 1,396,505 0.17% 3.33% 6.12% 34.4 3%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23,
2019 through December 31, 2019.

44 - Financial Highlights - December 31, 2020 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT iShares
®
Global Equity
ETF Fund
Class II Shares
Year Ended December 31,
2020 $ 11.81 0.26 1.60 1.86 (0.16) — (0.16) $ 13.51 15.76% $ 11,743,116 0.67% 2.19% 2.12% 17.62%
Period Ended December 31,
2019(h) $ 10.00 0.28 1.64 1.92 (0.05) (0.06) (0.11) $ 11.81 19.23% $ 3,125,956 0.67% 2.65% 7.62% 20.44%
Class Y Shares
Year Ended December 31,
2020 $ 11.23 0.29 1.54 1.83 (0.21) — (0.21) $ 12.85 16.32% $ 2,130,553 0.17% 2.64% 1.69% 17.62%
Period Ended December 31,
2019(h) $ 10.00 0.27 1.71 1.98 (0.69) (0.06) (0.75) $ 11.23 19.82% $ 627,895 0.17% 2.64% 8.76% 20.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23,
2019 through December 31, 2019.

Fund of Funds - December 31, 2020 - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
NVIT Managed American
Funds Asset Allocation Fund
Class II Shares
Year Ended December 31,
2020 $ 11.80 0.13 0.68 0.81 (0.13) (0.44) (0.57) $ 12.04 7.09% $ 2,541,550,856 0.69% 1.17% 0.69% 9.90%
Year Ended December 31,
2019 $ 10.37 0.18 1.76 1.94 (0.19) (0.32) (0.51) $ 11.80 18.97% $ 2,309,941,982 0.69% 1.57% 0.69% 0.82%
Year Ended December 31,
2018 $ 11.59 0.15 (0.67) (0.52) (0.14) (0.56) (0.70) $ 10.37 (4.82)% $ 1,706,672,250 0.69% 1.33% 0.69% 0.39%
Year Ended December 31,
2017 $ 10.16 0.13 1.64 1.77 (0.21) (0.13) (0.34) $ 11.59 17.55% $ 1,502,670,401 0.69% 1.21% 0.69% 1.60%
Year Ended December 31,
2016 $ 9.36 0.14 0.66 0.80 — — — $ 10.16 8.55% $ 989,061,462 0.69% 1.42% 0.69% 0.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not i nclude the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

46 - Financial Highlights - December 31, 2020 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)(g)
Portfolio
Turnover(b)
NVIT Managed American
Funds Growth-Income Fund
Class II Shares
Year Ended December 31,
2020 $ 11.87 0.10 0.68 0.78 (0.13) (0.68) (0.81) $ 11.84 6.98% $ 593,118,417 0.70% 0.85% 0.70% 20.20%
Year Ended December 31,
2019 $ 10.30 0.16 2.06 2.22 (0.17) (0.48) (0.65) $ 11.87 21.98% $ 523,411,673 0.71% 1.38% 0.71% 2.71%
Year Ended December 31,
2018 $ 11.12 0.13 (0.38) (0.25) (0.11) (0.46) (0.57) $ 10.30 (2.58)% $ 340,244,780 0.72% 1.11% 0.72% 6.21%
Year Ended December 31,
2017 $ 9.23 0.12 1.88 2.00 (0.10) (0.01) (0.11) $ 11.12 21.70% $ 272,299,135 0.72% 1.17% 0.72% 5.92%
Year Ended December 31,
2016 $ 8.99 0.13 0.78 0.91 (0.13) (0.54) (0.67) $ 9.23 10.04% $ 143,388,667 0.72% 1.46% 0.76% 10.43%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - December 31, 2020 - Notes to Financial Statements - 47
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2020, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
BlackRock NVIT Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, hold shares of BlackRock Managed Global Allocation,
Managed American Asset Allocation, and Managed American
Growth-Income. Shares of iShares Fixed Income and iShares
Global Equity are held by separate accounts established by
NLIC, Nationwide Life and Annuity Insurance Company,
a wholly owned subsidiary of NLIC, and other unaffiliated
insurance companies.
Each Fund operates as a “fund-of-funds”, which means that
each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including
exchange traded funds) (“Underlying Funds”), and may have
additional investment and concentration risk. The Underlying
Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and
iShares Global Equity is sponsored by BlackRock Fund
Advisors (the “iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class
Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

48 - Notes to Financial Statements - December 31, 2020 - Fund of Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end Underlying
Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund.
Shares of exchange traded funds are generally valued at the
last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end Underlying Funds and shares of exchange traded funds
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
The Funds may invest in other unaffiliated mutual funds
(including exchange traded funds), which are open-end
investment companies generally available to the public
and other investment companies. The Funds’ Schedules of
Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's
(the "SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 537,691 $ – $ – $ 537,691
Investment Company 334,702,486 – – 334,702,486
Total $ 335,240,177 $ – $ – $ 335,240,177
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 21,524,642 $ – $ – $ 21,524,642
Repurchase Agreements – 2,289,125 – 2,289,125
Total $ 21,524,642 $ 2,289,125 $ – $ 23,813,767
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 13,854,061 $ – $ – $ 13,854,061
Repurchase Agreements – 1,340,600 – 1,340,600
Total $ 13,854,061 $ 1,340,600 $ – $ 15,194,661
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 5,684,033 $ – $ – $ 5,684,033
Investment Company 2,476,801,717 – – 2,476,801,717
Total $ 2,482,485,750 $ – $ – $ 2,482,485,750

Fund of Funds - December 31, 2020 - Notes to Financial Statements - 49
For additional information about the unaffiliated Underlying
Funds’ valuation policies, please refer to the unaffiliated funds’
most recent annual or semiannual report. BlackRock Managed
Global Allocation's Underlying Fund's most recent annual or
semiannual report can be found at www.blackrock.com. iShares
ETF Underlying Funds’ most recent annual or semiannual
report to shareholders can be found at www.ishares.com.
Managed American Asset Allocation's and Managed American
Growth-Income's Underlying Funds' most recent annual or
semiannual report can be found at www.americanfunds.com.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At December 31, 2020, the Funds did not have overdrawn
balances.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 521,588 $ – $ – $ 521,588
Investment Company 569,069,847 – – 569,069,847
Total $ 569,591,435 $ – $ – $ 569,591,435
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

50 - Notes to Financial Statements - December 31, 2020 - Fund of Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2020:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2020
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 537,691
Total $ 537,691
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 5,684,033
Total $ 5,684,033
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 521,588
Total $ 521,588
(a) Includes cumulative appreciation /( depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (12,901,782)
Total $ (12,901,782)
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (95,237,739)
Total $ (95,237,739)
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (26,095,233)
Total $ (26,095,233)

Fund of Funds - December 31, 2020 - Notes to Financial Statements - 51
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2020
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At December 31, 2020, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
Securities Lending
During the year ended December 31, 2020, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (388,535)
Total $ (388,535)
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,398,521)
Total $ (1,398,521)
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 219,494
Total $ 219,494
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $ 15,247,445
Average Notional Balance Short $ 43,643,567
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $ 92,872,395
Average Notional Balance Short $ 263,358,011
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $ 7,255,871
Average Notional Balance Short $ 84,917,468

52 - Notes to Financial Statements - December 31, 2020 - Fund of Funds
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-
market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
At December 31, 2020, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
iShares Fixed Income $ 2,289,125
iShares Global Equity 1,340,600
At December 31, 2020, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $115,014,935, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 4/1/2021 - 2/20/2067; total market value $117,314,192.
HSBC Bank plc, 0.10%, dated 12/31/2020, due 1/4/2021, repurchase price $347,341,670, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.00%, maturing 9/9/2021 - 8/15/2050; total market value $354,427,338.

Fund of Funds - December 31, 2020 - Notes to Financial Statements - 53
At December 31, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2020 are primarily attributable to investments in regulated investment companies. Temporary
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
iShares Fixed
Income
Cantor Fitzgerald
& Co. $ 989,125 $ – $ 989,125 $ (989,125) $ –
iShares Fixed
Income HSBC Bank plc 1,300,000 – 1,300,000 (1,300,000) –
Total $ 2,289,125 $ – $ 2,289,125 $ (2,289,125) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
iShares Global
Equity
Cantor Fitzgerald
& Co. $ 440,600 $ – $ 440,600 $ (440,600) $ –
iShares Global
Equity HSBC Bank plc 900,000 – 900,000 (900,000) –
Total $ 1,340,600 $ – $ 1,340,600 $ (1,340,600) $ –
Amount designated as “— “ are zero or have been rounded to zero.
* At December 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

54 - Notes to Financial Statements - December 31, 2020 - Fund of Funds
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2020 may primarily be attributable to mark-to-market adjustments
on futures and outstanding wash sale loss deferrals. These
reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2020 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
As of December 31, 2020, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income (753) 753
iShares Global Equity (3,859) 3,859
Managed American Asset Allocation (4,539) 4,539
Managed American Growth-Income – –
Amounts designated as "—" are zero or have been rounded to zero.
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.

Fund of Funds - December 31, 2020 - Notes to Financial Statements - 55
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2020, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2022 or the Funds cease to operate as a “fund-of-funds”.
During the year ended December 31, 2020, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2020, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $150,882 during the year ended December 31, 2020.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 1,840,590
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.00
iShares Global Equity 0.11 N/A 0.00
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

56 - Notes to Financial Statements - December 31, 2020 - Fund of Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2020, NFM earned an
aggregate of $1,010,094 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the joint , including, but not limited to, the cost of pricing services that NFM utilizes.
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17%
Managed American Asset Allocation All Classes 0.23%
Managed American Growth-Income All Classes 0.22%
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
BlackRock Managed Global Allocation $ — $ — $ — $ —
iShares Fixed Income N/A 131,827(a) 103,659 235,486
iShares Global Equity N/A 132,068(a) 103,719 235,787
Managed American Asset Allocation — — — —
Managed American Growth-Income — — — —
Amounts designated as "—" are zero or have been rounded to zero.
N/A — Not Applicable.
(a) For the period from January 24, 2019 (commencement of operations) through December 31, 2019.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Fund of Funds - December 31, 2020 - Notes to Financial Statements - 57
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2020, the Funds' aggregate
portion of such costs amounted to $13,341.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2021:
During the year ended December 31, 2020, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of each Fund.
For the year ended December 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2020, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
Effective July 9, 2020, the Trust and NMF (together, the “Trusts”)
have renewed the credit agreement with JPMorgan, The Bank
of New York Mellon, and Wells Fargo Bank National Association
(the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated
Fund
Distribution Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%
Fund Amount
BlackRock Managed Global Allocation $ 779,91 1
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $ 779,911
iShares Fixed Income 27,635
iShares Global Equity 14,515
Managed American Asset Allocation 5,771,399
Managed American Growth-Income 1,322,359

58 - Notes to Financial Statements - December 31, 2020 - Fund of Funds
in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended December
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2020, none of the Funds engaged in
interfund lending.
Investment Transactions
For the year ended December 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income
and iShares Global Equity invest may apply any of a variety
of investment strategies and may invest in a broad range of
asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s
annual or semiannual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares
Global Equity or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the
Underlying Fund, may also be found in each such Underlying
Fund’s annual or semiannual report to shareholders.
BlackRock Managed Global Allocation, Managed American
Asset Allocation and Managed American Growth-Income each
concentrates its investments primarily in a single Underlying
Fund. Therefore, each Fund has the same principal risks as
the Underlying Fund. Information about each Underlying
Fund’s risks may be found in such Underlying Fund’s annual
or semiannual report to shareholders which can be found at
www.blackrock.com for BlackRock Managed Global Allocation
and www.americanfunds.com for Managed American Asset
Allocation and Managed American Growth-Income or at the
SEC's website at www.sec.gov. The relative concentration in
each Underlying Fund also may affect the direct performance
of each Fund, positively or negatively, and may have a greater risk of loss.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 36,257,634 $ 41,462,703
iShares Fixed Income 22,661,472 6,798,483
iShares Global Equity 9,253,239 1,254,750
Managed American Asset Allocation 261,482,167 217,966,429
Managed American Growth-Income 109,808,845 100,734,174
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Fund of Funds - December 31, 2020 - Notes to Financial Statements - 59
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
The tax character of distributions paid during the year ended December 31, 2019 was as follows:
As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ 9,481,789 $ – $ 9,481,789 $ – $ 9,481,789
iShares Fixed Income 286,772 999 287,771 – 287,771
iShares Global Equity 165,027 – 165,027 – 165,027
Managed American Asset Allocation 27,089,068 86,774,784 113,863,852 – 113,863,852
Managed American Growth-Income 6,251,110 31,487,456 37,738,566 – 37,738,566
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ 1,535,134 $ 6,961,005 $ 8,496,139 $ – $ 8,496,139
iShares Fixed Income 104,470 – 104,470 – 104,470
iShares Global Equity 68,946 – 68,946 – 68,946
Managed American Asset Allocation 37,237,257 58,449,491 95,686,748 – 95,686,748
Managed American Growth-Income 7,155,933 18,865,233 26,021,166 – 26,021,166
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any. *
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
BlackRock Managed Global
Allocation $ 13,685,559 $ – $ 13,685,559 $ – $ (9,657,898) $ 55,759,112 $ 59,786,773
iShares Fixed Income – 9,932 9,932 – – 373,867 383,799
iShares Global Equity – – – – (15,630) 2,421,820 2,406,190
Managed American Asset Allocation – – – – (86,256,027) 392,190,565 305,934,538
Managed American Growth-Income 1,383,426 – 1,383,426 – (15,919,076) 80,420,667 65,885,017
Amounts designated as "−" are zero or have been rounded to zero.
*
The difference between book-basis and tax-basis unrealized appreciation /( depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

60 - Notes to Financial Statements - December 31, 2020 - Fund of Funds
As of December 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of December 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2020.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
On December 18, 2020, the Board of Trustees approved the
renaming of BlackRock NVIT Managed Global Allocation Fund.
The change will be effective April 30, 2021 (the “Effective
Date”). As of the Effective Date, the Fund will be renamed
"NVIT BlackRock Managed Global Allocation Fund".
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 279,481,065 $ 55,759,112 $ – $ 55,759,112
iShares Fixed Income 23,439,900 410,729 (36,862) 373,867
iShares Global Equity 12,772,841 2,423,279 (1,459) 2,421,820
Managed American Asset Allocation 2,090,295,185 392,190,565 – 392,190,565
Managed American Growth-Income 489,170,768 80,420,667 – 80,420,667
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
BlackRock Managed Global Allocation $(9,657,898)
iShares Global Equity (15,630)
Managed American Asset Allocation (86,256,027)
Managed American Growth-Income (15,919,076)

Fund of Funds - December 31, 2020 - Report of Independent Registered Public Accounting Firm - 61
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of BlackRock NVIT Managed
Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT Managed
American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds listed in the table below (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.
BlackRock NVIT Managed Global Allocation Fund (1) NVIT Managed American Funds Asset Allocation Fund (1)
NVIT iShares
®
Fixed Income ETF Fund (2) NVIT Managed American Funds Growth-Income Fund (1)
NVIT iShares
®
Global Equity ETF Fund (2)
(1) Statement of operations for the year ended December 31, 2020 and statements of changes in net assets for the years ended December 31, 2020 and 2019
(2) Statement of operations for the year ended December 31, 2020, and statements of changes in net assets for the year ended December 31, 2020 and the period January 24, 2019 (commencement of operations) through December 31, 2019

62 - Supplemental Information - December 31, 2020 (Unaudited) - Fund of Funds
Amundi NVIT Multi-Sector Bond Fund
BlackRock NVIT Equity Dividend Fund
BlackRock NVIT Managed Global Allocation Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT
Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT
Nationwide Fund)
NVIT Columbia Overseas Value Fund (formerly, Templeton
NVIT International Value Fund)
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Disciplined Equity Fund
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT
Multi-Manager Large Cap Growth Fund)
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT
Dynamic U.S. Growth Fund)
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly,
American Century NVIT Multi Cap Value Fund)
NVIT Newton Sustainable U.S. Equity Fund (formerly,
Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-
Manager Mid Cap Growth Fund)
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final

Fund of Funds - December 31, 2020 (Unaudited) - Supplemental Information - 63
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that DoubleLine NVIT Total Return
Tactical Fund, NVIT AllianzGI International Growth Fund, NVIT
AQR Large Cap Defensive Style Fund, NVIT Core Bond Fund,
NVIT Core Plus Bond Fund, NVIT Emerging Markets Fund,
NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights
Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT Jacobs Levy Large Cap Growth
Fund, NVIT JP Morgan Disciplined Equity Fund, NVIT JP
Morgan Mozaic Multi-Asset Fund, NVIT Mellon Dynamic U.S.
Core Fund, NVIT Mellon Dynamic U.S. Equity Income Fund,
NVIT Real Estate Fund, NVIT Short Term Bond Fund, and
NVIT Wells Fargo Discovery Fund were each shown to pay
actual management fees and to have total expense ratios
(including 12b-1/non-12b-1 fees) at levels below or equal to their peer group medians or within a generally acceptable
range above the Fund’s peer group median. In addition, the
Trustees considered that, with the exception of the Funds
referred to below in this paragraph, each of those Funds
was shown to have experienced three-year performance for
the period ended June 30, 2020 (or, if shorter, for the period since the Fund’s inception) at or above its peer group median, or within the third quintile of its peer group. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered management’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT GS International Equity Insights Fund, NVIT
GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity
Insights Fund, NVIT iShares
®
Fixed Income ETF Fund NVIT
iShares
®
Global Equity ETF Fund, NVIT JP Morgan Disciplined
Equity Fund, and NVIT JP Morgan Mozaic Multi-Asset Fund,
the Trustees considered that these Funds had been relatively recently organized and did not have three years of performance.
With respect to NVIT Jacobs Levy Large Cap Growth Fund and
NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees
considered that a new subadviser was appointed to the Fund
in May 2020 and April 2020, respectively, and additional time was necessary to evaluate each Fund’s performance under
the new subadviser. The Trustees determined on the basis of
all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Amundi NVIT Multi-Sector Bond Fund,
BlackRock NVIT Managed Global Allocation Fund, Federated
NVIT High Income Bond Fund, Neuberger Berman NVIT Multi-
Cap Opportunities Fund, NVIT Columbia Overseas Value Fund,
NVIT Government Bond Fund, NVIT Government Money Market
Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Newton Sustainable U.S.
Equity Fund, and NVIT U.S. 130/30 Equity Fund, the Trustees
considered that, although each Fund was shown to pay actual
management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was equal to or lower than or within a generally acceptable range of the Fund’s peer group median. The Trustees considered that each of
Federated NVIT High Income Bond, Neuberger Berman NVIT
Multi-Cap Opportunities Fund, NVIT Columbia Overseas Value
Fund, NVIT Government Bond Fund, NVIT Government Money
Market Fund, and NVIT Managed American Funds Asset

64 - Supplemental Information - December 31, 2020 (Unaudited) - Fund of Funds
Allocation Fund had experienced three-year performance for
the period ended June 30, 2020 at or above its peer group
median, or within the third quintile of its peer group. With respect to Amundi NVIT Multi-Sector Bond Fund, the Trustees
noted that the Fund had experienced three-year performance
in the fifth quintile of its peer group and considered that in
February 2019 the Fund’s prior sub-adviser was replaced. With respect to BlackRock NVIT Managed Global Allocation Fund,
the Trustees noted that the Fund had experienced three-year
performance below its peer group median and considered the
Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market
conditions, including those experienced in recent periods. With respect to NVIT International Equity Fund, the Trustees noted
that the Fund had experienced three-year performance in the
fifth quintile of its peer group and considered the Adviser’s statement that it is considering future opportunities for the Fund in light of its recent underperformance and its stronger long-
term (ten-year) performance. With respect to NVIT Newton
Sustainable U.S. Equity Fund, the Trustees noted that the Fund had experienced three-year performance below its peer group
median and considered that a new sub-adviser was appointed
in May 2020 and additional time was necessary to evaluate the
Fund’s performance under the new subadviser. With respect
to NVIT U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been relatively recently organized and did not
have three years of performance. The Trustees determined on
the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to BlackRock NVIT Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-
12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the second
quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was consistent with the
continuation of the Fund’s advisory agreement.
With respect to NVIT Managed American Funds Growth &
Income Fund, the Trustees considered that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median, the Fund was
shown to pay actual management fees at a level lower than
its peer group. They noted that the Fund had experienced
three-year performance below its peer group median and
considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under
various market conditions, including those experienced in
recent periods. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of Blackrock NVIT Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Other Federal Tax Information
For the year ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended December 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
BlackRock Managed Global Allocation 19.68%
iShares Fixed Income –
iShares Global Equity 42.86
Managed American Asset Allocation 8 1 .21
Managed American Growth-Income 98.62
Amounts designated as "−" are zero or have been rounded to zero.

Fund of Funds - December 31, 2020 (Unaudited) - Supplemental Information - 65
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2020, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2020, the foreign tax credit for each Fund was as follows:
Fund Amount
BlackRock Managed Global Allocation $ –
iShares Fixed Income 999
iShares Global Equity –
Managed American Asset Allocation 86,774,784
Managed American Growth-Income 31,487,456
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 20,139 0.0195
Managed American Asset Allocation – –
Managed American Growth-Income – –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 2,094 0.0020
Managed American Asset Allocation – –
Managed American Growth-Income – –
Amounts designated as "−" are zero or have been rounded to zero.

Fund of Funds - December 31, 2020 - Management Information - 67
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

68 - Management Information - December 31, 2020 - Fund of Funds
Interested Trustee
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Fund of Funds - December 31, 2020 - Management Information - 69
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act , which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

70 - Market Index Definitions - December 31, 2020 - Fund of Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long U.S. Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities
10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Fund of Funds - December 31, 2020 - Market Index Definitions - 71
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.

72 - Market Index Definitions - December 31, 2020 - Fund of Funds
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related

Fund of Funds - December 31, 2020 - Market Index Definitions - 73
companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
NYSE Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher
forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.

74 - Market Index Definitions - December 31, 2020 - Fund of Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-FOF (2-21)

Annual Report
December 31, 2020
Nationwide Variable Insurance Trust
Mozaic Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Consolidated Fund Commentary 3
Consolidated Shareholder Expense Example 7
Consolidated Statement of Investments 8
Consolidated Statement of Assets and Liabilities 10
Consolidated Statement of Operations 12
Consolidated Statement of Changes in Net Assets 13
Consolidated Financial Highlights 14
Notes to Consolidated Financial Statements 15
Report of Independent Registered Public Accounting Firm 26
Supplemental Information 27
Management Information 30
Market Index Definitions 33

Nationwide Variable Insurance Trust - December 31, 2020 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced an unprecedented period of volatility during the annual reporting period ended December 31, 2020, as investors tried to make
sense out of the coronavirus outbreak and the resulting
economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown before recovering as the period closed, with growth rates -5.0% in the first quarter of 2020, a record
-31.4% in the second quarter and a record +33.1% in the third quarter. Economists estimate a continued rebound in 2021.
Corporate profits collapsed, with a decline of 16% forecast for
2020 but is expected to recover within the next year as the
economy continues to emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
spurred from the Pandemic outbreak, and the lasting
implications remain unclear.
Asset Class
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the year. The S&P
500
®
Index (“S&P 500”) started the period strong, as an
accommodating Federal Reserve and steady economic growth
drove a cumulative return of 5.0% through mid-February. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23,
2020. Since 1950, there have been five previous occasions
where the S&P 500 fell 30%, taking on average 297 trading
days (roughly a year and 2 months), with 1987 the previous
quickest decline at 70 days. This time, it took 20 days.
Aggressive fiscal and monetary policy, paired with the prospect for an economic reopen, drove investor sentiment higher, with a 69% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 18.4%, which is impressive given the severe disruption caused by COVID-19.
Fixed income returns were positive, with a substantial drop
in interest rates more than offsetting modestly wider credit spreads.
International markets followed a similar pattern as domestic, though the MSCI EAFE
®
Index continued to lag the S&P
500, returning just 7.8%, while the MSCI Emerging Markets
®
Index was roughly in line at 18.3%. The global outbreak and
subsequent economic shutdown had a broad impact, though
the strong economic rebound and aggressive global central
bank stimulus led to strong performance in the second-half of the period .
The S&P 500 was higher in seven of the 12-months during
the reporting period.
While much of 2020 was characterized by near-universal strong returns and low volatility for risk-assets, volatility dramatically improved through the reporting period, though most risk-
assets delivered positive returns. Growth stocks substantially outperformed value stocks, while small-cap stocks staged an
impressive rebound and modestly outperformed large cap
stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus, first by bringing the Fed Funds target rate
to effectively 0% by March 15, followed by an aggressive
bond buying program that nearly doubled the balance sheet
from $4.2 trillion to $7.4 trillion through the period. Fed Chair
Powell has indicated that they will remain active in supporting the market, and there is no maximum to their balance sheet
growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.92% to a record-
low of 0.50% as of March 9, 2020 before bouncing modestly to
0.92% by period-end. The 2-year yield dropped from 1.57% to
0.12%, widening the spread between the two yields to 0.80%.
The following chart provides returns for various market
segments for the year ended December 31, 2020:
Index
Annual Total Return
(as of December 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 6.52%
Bloomberg Barclays
Municipal Bond 5.21%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.33%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 13.56%
Bloomberg Barclays U.S.
Aggregate Bond 7.51%
Bloomberg Barclays U.S.
Corporate High Yield 7.11%
MSCI EAFE
®
7.82%
MSCI Emerging Markets
®
18.31%
MSCI World ex USA 10.65%
Russell 1000
®
Growth 38.49%
Russell 1000
®
Value 2.8%
Russell 2000
®
19.96%
S&P 500
®
18.40%
Source: Morningstar

2 - Message to Investors - December 31, 2020 - Nationwide Variable Insurance Trust
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
professional.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Consolidated Fund Commentary - 3
During the annual reporting period ended December 31, 2020,
the NVIT J.P. Morgan Mozaic
SM
Fund (Class II) returned 1.51%
versus 1.67% for its benchmark, the J.P. Morgan Mozaic
SM
Index (Series F). Performance for the Fund’s other share
class versus the Fund’s benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
This past year was a challenging period for global economies.
Between the coronavirus, the U.S. election, and interventions of central bank and governments, the market experienced one
of quickest selloffs in history as well as rebounds. Despite some of the headwinds faced throughout the year, public markets
performed well with U.S. and International equity markets
rallying and finishing up ~17% and ~8% respectively. The main driver of performance was concentrated to certain segments of the market that were relative beneficiaries of the coronavirus, like the technology sector. Specifically, the Nasdaq 100 was up
~48% over the year.
Not only did equity markets rally, but fixed income markets also performed well given the focus on global stimulus by central banks. Similar to equities, the U.S. fixed income markets led the way outperforming international counterparts.
In commodities, energy was challenged throughout the year,
whereas, industrials and precious metals performed well
throughout the year.
Fixed income was the largest contributor to performance over the period as the strategy reallocated away from equities and into fixed income following the equity drawdown driven by
the Coronavirus crisis. In particular, the U.S. Long Bond was the top performing fixed income position, and Nasdaq 100
was the top performing equity position. Equities detracted
from performance as the strategy was caught long equities
during the first quarter market selloff. Lastly, the commodities exposure helped act as a ballast and were slightly positive over the period.
The tables below highlight the top 5 contributors and top 5 detractors.
The Fund obtains access to constituents through index futures.
The Fund repositions based on the markets that have
outperformed on a relative basis, all while staying diversified between selected constituents. The Fund is currently positioned long across most equity markets and would benefit from an
extension of the global equity market rally.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Managers:
Alistair Lowe; Yazann Romahi, CFA; Joe Staines, CFA; and
Steven (Yegang) Wu
The Fund seeks to track the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition
changes, and the timing of Fund share purchases and
redemptions. By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the
Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that
apply to similar investments if held directly by the Fund. The
Fund may invest in more-aggressive investments such as
derivatives (which create investment leverage and are highly volatile), commodities (which are considered highly volatile and speculative and can lose a significant portion of their
value) and futures contracts (prices are more volatile than
stocks and bonds and fluctuations in value can cause large
losses to the Fund). The Fund may invest in other investment companies. Therefore, in addition to the expenses of the
Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the other investment
companies. The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies
Contributors by Security
Security Name Period Return (%)
1
Portfolio Impact (bps) Explanation of Performance
US Long Bond 13.2 164 Long trend benefited
Nasdaq 100 47.6 139 Long trend benefited
US Ultra Long Bond 17.3 130 Long trend benefited
Aust 10 Year Bond 4.1 79 Long trend benefited
Commodities (Cayman) 25.1
2
44 Long trend benefited
1
Period return was calculated using the Bloomberg generic future contract
2
Precious Metals return. Industrial return was 15.9%.
Detractors by Security
Security Name Period Return (%)
1
Portfolio Impact (bps) Explanation of Performance
DAX 4.0 -292 Long trend detracted
Topix 6.8 -100 Long trend detracted
Russell 2000 19.1 -47 Long trend detracted
S&P 500 17.3 -35 Long trend detracted
US 10 Year 8.2 -22 Long trend detracted
1
Period return was calculated using the Bloomberg generic future contract

4 - Consolidated Fund Commentary - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
involve greater risk than larger, more-established companies because smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies to adverse business
and economic developments; and iii) may have more-limited
resources. The Fund is subject to the risks of investing in fixed-
income securities, including default risk and interest rate risk
(if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in
sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets).
The Fund is subject to liquidity risk (the Fund may be more
volatile than other mutual funds) and cash position risk (the
Fund may miss investment opportunities). Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
The J.P. Morgan Mozaic
SM
Index (Series F) (“Index”) has
been licensed to Nationwide Fund Advisors (the “Licensee”)
for the Licensee’s benefit. Neither the Licensee nor the
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund (the “Product”)
is sponsored, operated, endorsed, recommended, sold or
promoted by J.P. Morgan Securities LLC (“JPMS”) or any of its
affiliates (other than J.P. Morgan Investment Management, in its capacity as the Sub-Adviser to the Product) (together and individually, “JPMorgan”). JPMorgan makes no representation
and gives no warranty, express or implied, to contract owners taking exposure to the Product. Such persons should seek
appropriate professional advice before making any investment.
The Index has been designed and is compiled, calculated,
maintained and sponsored by JPMS without regard to the
Licensee, the Product or any contract owner. JPMorgan is under no obligation to continue compiling, calculating, maintaining or sponsoring the Index. JPMorgan may independently issue
or sponsor other indices or products that are similar to and may compete with the Index and the Product. JPMorgan may
also transact in assets referenced in the Index (or in financial instruments such as derivatives that reference those assets).
These activities could have a positive or negative effect on the value of the Index and the Product.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Foreign Government Securities 14.6%
Supranational 11.6%
Corporate Bonds 7.9%
Futures Contracts 1.9%
Other assets in excess of liabilities
§
64.0%
100.0%
Top Industries
2
Banks 11.6%
Electric Utilities 6.1%
Capital Markets 5.5%
Other Industries 76.8%
100.0%
Top Holdings
2
Kommunalbanken A/S, 1.50%, 8/31/2021 8.7%
Inter-American Development Bank, 2.63%,
4/19/2021 8.7%
International Finance Corp., 1.13%, 7/20/2021 8.7%
Japan Bank for International Cooperation, 1.88%,
4/20/2021 8.7%
Svensk Exportkredit AB, 1.75%, 3/10/2021 8.7%
Hydro-Quebec, 9.40%, 2/1/2021 6.1%
FMS Wertmanagement AoeR , 1.38%, 6/8/2021 6.1%
Landwirtschaftliche Rentenbank , 2.38%, 3/24/2021 6.1%
Korea Development Bank (The), 2.50%, 1/13/2021 5.5%
African Development Bank, 2.63%, 3/22/2021 5.5%
Other Holdings 27.2%
100.0%
Top Countries
2
Canada 17.0%
Japan 13.9%
Germany 12.2%
Norway 8.8%
Sweden 8.7%
South Korea 5.5%
Other Countries 33.9%
100.0%
§ Please refer to the Consolidated Statements of Assets and Liabilities for additional details.
1 Percentages indicated are based upon net assets as of December 31, 2020.
2 Percentages indicated are based upon total investments as of December 31, 2020.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Consolidated Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class II 1.51% 0.52% 10/4/2019
Class Y 1.85% 0.92% 10/4/2019
J.P. Morgan Mozaic
SM
Index (Series F) 1.67% 1.52%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 9.70% 0.93%
Class Y 9.20% 0.43%
^
Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

6 - Consolidated Fund Commentary - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund from inception
through 12/31/20 versus the J.P. Morgan Mozaic
SM
Index (Series F) for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Consolidated Shareholder Expense Example - 7
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2020)
and continued to hold your shares at the end of the reporting period (December 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2020 through December 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from
July 1, 2020 through December 31, 2020. You may use this
information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Actual
(b)
1,000.00 1,041.40 4.77 0.93
Hypothetical
(b)(c)
1,000.00 1,020.46 4.72 0.93
Class Y Shares
Actual
(b)
1,000.00 1,043.70 2.21 0.43
Hypothetical
(b)(c)
1,000.00 1,022.97 2.19 0.43
(a) The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

8 - Consolidated Statement of Investments - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Corporate Bonds 7.9%
Principal
Amount ($) Value ($)
CANADA 3.9%
Capital Markets 1.9%
CPPIB Capital, Inc., Reg.
S, 2.38%, 1/29/2021 315,000 315,463
Electric Utilities 2.0%
Hydro-Quebec, 9.40%,
2/1/2021 350,000 352,307
667,770
GERMANY 2.1%
Banks 2.1%
Landwirtschaftliche
Rentenbank , Reg. S,
2.38%, 3/24/2021 350,000 351,648
SOUTH KOREA 1.9%
Banks 1.9%
Korea Development Bank
(The), 2.50%, 1/13/2021 318,000 318,149
Total Corporate Bonds
(cost $1,337,853) 1,337,567
Foreign Government Securities 14.6%
CANADA 1.8%
Province of Ontario,
2.55%, 2/12/2021 310,000 310,747
GERMANY 2.1%
FMS Wertmanagement
AoeR , 1.38%, 6/8/2021 350,000 351,807
JAPAN 4.7%
Japan Bank for
International
Cooperation, 1.88%,
4/20/2021 500,000 502,370
Japan Finance
Organization for
Municipalities, 4.00%,
1/13/2021 300,000 300,249
802,619
Foreign Government Securities
Principal
Amount ($) Value ($)
NORWAY 3.0%
Kommunalbanken
A/S, Reg. S, 1.50%,
8/31/2021 500,000 504,029
SWEDEN 3.0%
Svensk Exportkredit AB,
1.75%, 3/10/2021 500,000 501,428
Total Foreign Government Securities
(cost $2,470,465) 2,470,630
Supranational 11.6%
African Development
Bank, 2.63%, 3/22/2021 315,000 316,589
European Bank for
Reconstruction &
Development, 2.00%,
2/1/2021 315,000 315,412
European Investment
Bank, 4.00%, 2/16/2021 315,000 316,421
Inter-American
Development Bank,
2.63%, 4/19/2021 500,000 503,465
International Finance
Corp., 1.13%, 7/20/2021 500,000 502,561
Total Supranational
(cost $1,954,536) 1,954,448
Total Investments
(cost $5,762,854) — 34.1% 5,762,645
Other assets in excess of liabilities — 65.9% 11,136,074
NET ASSETS — 100.0%
$ 16,898,719
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Consolidated Statement of Investments - 9
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
LME Aluminum Base Metal 8 1/2021 USD 395,800 33,701
LME Nickel Base Metal 3 1/2021 USD 298,197 35,493
LME Zinc Base Metal 5 1/2021 USD 341,666 44,939
Micro Gold 49 2/2021 USD 928,599 15,779
Copper 9 3/2021 USD 791,775 84,613
LME Aluminum Base Metal 8 3/2021 USD 395,500 (12,474)
LME Nickel Base Metal 3 3/2021 USD 298,944 (3,362)
LME Zinc Base Metal 5 3/2021 USD 343,666 (12,474)
Micro E-Mini S&P 500 Index 45 3/2021 USD 843,480 23,345
Mini-DAX Index 10 3/2021 EUR 839,640 27,428
NASDAQ 100 Micro E-Mini Index 32 3/2021 USD 824,672 29,438
Russell 2000 E-Mini Index 7 3/2021 USD 691,180 21,786
Silver 2 3/2021 USD 264,120 23,215
TOPIX Index 7 3/2021 JPY 1,223,331 34,521
U.S. Treasury Long Bond 13 3/2021 USD 2,251,437 (24,340)
U.S. Treasury Ultra Bond 6 3/2021 USD 1,281,375 (23,201)
298,407
Short Contracts
LME Aluminum Base Metal (8) 1/2021 USD (395,800) 10,176
LME Nickel Base Metal (3) 1/2021 USD (298,197) 3,474
LME Zinc Base Metal (5) 1/2021 USD (341,666) 12,694
26,344
324,751
At December 31, 2020, the Fund had $511,232 segregated as collateral with the broker for open futures contracts, this amount is included in the Statement of Assets and Liabilities under “Deposits with broker for futures contracts”.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

10 - Consolidated Statement of Assets and Liabilities - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Assets:
Investment securities, at value $ 5,762,645
Cash 10,012,868
Deposits with broker for futures contracts 757,484
Foreign currencies, at value 265,943
Interest receivable 57,656
Receivable for capital shares issued 169,230
Receivable for reimbursement from investment adviser (Note 3) 20,127
Prepaid expenses 13,405
Total Assets 17,059,358
Liabilities:
Payable for capital shares redeemed 99
Payable for variation margin on futures contracts 2,073
Accrued expenses and other payables:
Investment advisory fees 3,903
Fund administration fees 40,290
Distribution fees 3,251
Administrative servicing fees 17,234
Accounting and transfer agent fees 1,350
Custodian fees 2,226
Compliance program costs (Note 3) 27
Offering costs 41,723
Professional fees 18,704
Printing fees 16,004
Other 13,755
Total Liabilities 160,639
Net Assets $ 16,898,719
Cost of investment securities 5,762,854
Cost of foreign currencie s 255,241
Represented by:
Capital $ 16,519,691
Total distributable earnings (loss) 379,028
Net Assets $ 16,898,719

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Consolidated Statement of Assets and Liabilities - 11
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Net Assets:
Class II Shares $ 15,842,426
Class Y Shares 1,056,293
Total $ 16,898,719
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 1,584,565
Class Y Shares 104,758
Total 1,689,323
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 10.00
Class Y Shares $ 10.08

12 - Consolidated Statement of Operations - For the Year Ended December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P.
Morgan
Mozaic
SM
Multi-
Asset Fund
INVESTMENT INCOME:
Interest income $ 55,770
Foreign tax withholding (2,617)
Total Income 53,153
EXPENSES:
Investment advisory fees 30,224
Fund administration fees 157,193
Distribution fees Class II Shares 25,646
Administrative servicing fees Class II Shares 25,646
Professional fees 95,742
Printing fees 10,664
Trustee fees 31,103
Custodian fees 2,005
Offering costs^ 34,397
Accounting and transfer agent fees 1,445
Compliance program costs (Note 3) 2
Index licensing fee 10,758
Other 3,251
Total expenses before expenses reimbursed 428,076
Expenses reimbursed by adviser (Note 3) (330,037)
Net Expenses 98,039
NET INVESTMENT LOSS (44,886)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 823
Expiration or closing of futures contracts (Note 2) 31,452
Foreign currency transactions (Note 2) 8,42 4
Net realized gains (losses) 40,699
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 236
Futures contracts (Note 2) 339,331
Translation of assets and liabilities denominated in foreign currencies (Note 2) 6,349
Net change in unrealized appreciation/depreciation 345,916
Net realized/unrealized gains (losses) 386,615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 341,729
^ Amounts are amortized over 12-month period.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Consolidated Statement of Changes in Net Assets - 13
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Year Ended
December 31, 2020
Period Ended
December 31, 2019(a)
OPERATIONS:
Net investment income/(loss) $ (44,886) $ 9,694
Net realized gains (losses) 40,699 (12,494)
Net change in unrealized appreciation/depreciation 345,916 (10,258)
Change in net assets resulting from operations 341,729 (13,058)
Distributions to Shareholders From:
Distributable earnings:
Class II (63,619) (9,069)
Class Y (3,222) —
Change in net assets from shareholder distributions (66,841) (9,069)
Change in net assets from capital transactions 10,580,679 6,065,279
Change in net assets 10,855,567 6,043,152
Net Assets:
Beginning of year 6,043,152 —
End of year $ 16,898,719 $ 6,043,152
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 10,175,770 $ 6,052,093
Dividends reinvested 63,619 9,069
Cost of shares redeemed (669,018) (883)
Total Class II Shares 9,570,371 6,060,279
Class Y Shares
Proceeds from shares issued 1,030,370 5,000
Dividends reinvested 3,222 —
Cost of shares redeemed (23,284) —
Total Class Y Shares 1,010,308 5,000
Change in net assets from capital transactions $ 10,580,679 $ 6,065,279
SHARE TRANSACTIONS:
Class II Shares
Issued 1,039,330 606,922
Reinvested 6,461 918
Redeemed (68,977) (89)
Total Class II Shares 976,814 607,751
Class Y Shares
Issued 106,300 500
Reinvested 328 —
Redeemed (2,370) —
Total Class Y Shares 104,258 500
Total change in shares 1,081,072 608,251
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.

14 - Consolidated Financial Highlights - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
n
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Year Ended December 31,
2020 $ 9.94 (0.04) 0.15 0.11 (0.02) (0.03) (0.05) $ 10.00 1.10%(g) $ 15,842,426 0.93% (0.43)% 4.02% 0.00%
Period Ended December 31,
2019(h) $ 10.00 0.02 (0.06) (0.04) (0.02) — (0.02) $ 9.94 (0.45)%(g) $ 6,038,169 0.93% 0.77% 9.05% 0.00%
Class Y Shares
Year Ended December 31,
2020 $ 9.97 (0.01) 0.15 0.14 — (0.03) (0.03) $ 10.08 1.44%(g) $ 1,056,293 0.43% (0.12)% 3.09% 0.00%
Period Ended December 31,
2019(h) $ 10.00 0.03 (0.06) (0.0 3) — — — $ 9.97 (0.30)%(g) $ 4,983 0.43% 1.26% 8.33% 0.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Notes to Consolidated Financial Statements - 15
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is
registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment
company, organized as a statutory trust under the laws of the
State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The
Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of
December 31, 2020
,
the Trust operates sixty-five (65) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT J.P. Morgan Mozaic
SM
 Multi-Asset Fund (" Mozaic Multi-
Asset" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC,
and other unaffiliated insurance companies.
The Fund currently offers Class II and Class Y shares. Each
share class of the Fund represents interests in the same
portfolio of investments of the Fund and the classes are
identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Basis of Consolidation.  The accompanying consolidated
financial statements of the Fund include the account of NW
Securities Fund (the “Subsidiary”), which is a wholly-owned
and controlled subsidiary of the Fund and primarily invests in commodity-related instruments, such as futures contracts. The
Subsidiary also may buy short-term fixed income securities or hold cash to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated
investment company tax requirements. The Fund may invest
up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The
Subsidiary is subject to the same investment policies and
restrictions that apply to the Fund, except that the Subsidiary is not registered as an investment company under the 1940
act and may invest without limitation in commodity-related
instruments.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods
to measure the value of its investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16 - Notes to Consolidated Financial Statements - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of December 31, 2020. Please refer to the Consolidated Statement of Investments for additional information on portfolio holdings.
Mozaic Multi-Asset
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 1,337,567 $ – $ 1,337,567
Foreign Government Securities – 2,470,630 – 2,470,630
Futures Contracts 400,602 – – 400,602
Supranational – 1,954,448 – 1,954,448
Total Assets $ 400,602 $ 5,762,645 $ – $ 6,163,247
$ – $ – $ – $ –

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Notes to Consolidated Financial Statements - 17
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At December 31, 2020, the Fund did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S.
dollars. The Fund may, nevertheless, engage in foreign
currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Consolidated Statement of Operations under “Net realized gains (losses) from foreign currency
transactions” and “Net change in unrealized appreciation/
depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (75,851) $ – $ – $ (75,851)
Total Liabilities $ (75,851) $ – $ – $ (75,851)
Total $ 324,751 $ 5,762,645 $ – $ 6,087,396
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

18 - Notes to Consolidated Financial Statements - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Fund's futures contracts are reflected in the Consolidated
Statement of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the
Consolidated Statement of Investments and in the Consolidated
Statement of Operations under “Net realized gains (losses)
from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of December 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2020:
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Year Ended December 31, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
for the Year Ended December 31, 2020
The following is a summary of the Fund's average volume of derivative instruments held during the year ended December 31,
2020:
Mozaic Multi-Asset
Assets: Statement of Assets and Liabilities Fair Value
Futures Contracts(a)
Commodity risk
Receivable/payable for variation margin on futures
contracts $ 264,084
Equity risk
Receivable/payable for variation margin on futures
contracts 136,518
Total $ 400,602
Liabilities:
Futures Contracts(a)
Commodity risk
Receivable/payable for variation margin on futures
contracts (28,310)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (47,541)
Total $ (75,851)
(a)
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Consolidated Statement of
Investments.  Only current day's variation margin is reported within the Consolidated Statement of Asset and Liabilities.
Mozaic Multi-Asset
Realized Gains (Losses): Total
Futures Contracts
Commodity risk $ 47,745
Equity risk (150,041)
Interest rate risk 133,748
Total $ 31,452
Mozaic Multi-Asset
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Commodity risk $ 198,017
Equity risk 90,108
Interest rate risk 51,206
Total $ 339,331
Mozaic Multi-Asset
Futures Contracts:
Average Notional Balance Long $ 11,337,262
Average Notional Balance Short $ 137,930

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Notes to Consolidated Financial Statements - 19
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Fund’s financial position. At December 31, 2020, the
Fund has entered into futures contracts. The futures contracts agreement does not provide for a netting arrangement.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Consolidated Statement of Operations.
Foreign income may be subject to foreign withholding taxes,
a portion of which may be reclaimable at various rates. Under applicable foreign law, a withholding tax may be imposed
on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2020 are primarily attributable to foreign currency gain/loss and Cayman subsidiary taxable
income. Temporary differences arise when certain items of
income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2020 may primarily be attributable to market-
to-market adjustments on futures. These reclassifications
have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for
federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2020 were as follows:
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund’s investment in its Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to a RIC. The Subsidiary, which has a November 30 year end for income tax purposes,
is a controlled foreign corporation under the Code. As a U.S.
shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary’s
current earnings and profits (including future realized gains).
Any deficit generated by the Subsidiary will be disregarded
for purposes of computing the Fund’s taxable income in the
current period and also disregarded for all future periods.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses
Fund Capital
Total
Distributable
Earnings (Loss)
Mozaic Multi-Asset $ (78,683) $ 78,683

20 - Notes to Consolidated Financial Statements - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Fund in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected J.P. Morgan Investment Management Inc.
(the “Subadviser”) as subadviser for the Fund, and provides
investment management evaluation services in monitoring, on
an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
NFA may request and receive reimbursement from the Fund
for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by the Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2020, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM
Fee Schedule
Advisory Fee
(annual rate)
All assets 0.28%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Mozaic Multi-Asset 0.28% 0.00%
Classes
Amount
(annual rate)
All Classes 0.43%
Fund
Period Ended
December 31,
2019(a) Amount
Fiscal Year
2020 Amount Total
Mozaic Multi-Asset $ 110,748 $ 330,037 $ 440,785
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Notes to Consolidated Financial Statements - 21
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2020, NFM earned $157,193
in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2020, the Fund’s portion of such costs amounted to $2.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Fund at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Fund; and (vi)
other such services. These fees are calculated at an annual
rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.
For the year ended December 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2020, the Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
Effective July 9, 2020, the Trust and NMF (together, the “Trusts”)
have renewed the credit agreement with JPMorgan, The Bank of
New York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow up to
$100,000,000. Advances tak en by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each
March, June, September and December and on the termination
date. Effective July 9, 2020, borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this
Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Prior to July 9,
2020, borrowings under this arrangement accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser , if applicable. In addition to any rights and remedies
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class II
Mozaic Multi-Asset 0.25%
Fund Amount
Mozaic Multi-Asset $ 25,646

22 - Notes to Consolidated Financial Statements - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the
year ended December 31,
2020
, the Fund had no borrowings under the line of credit.
The Fund was added as a party upon renewal of the agreement
on July 9, 2020 .
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Fund
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the year ended December 31,
2020, the Fund did not engage in interfund lending.
Investment Transactions
For the year ended December 31, 2020, there were no
purchases and sales of long-term securities.
Portfolio Investment Risks
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Notes to Consolidated Financial Statements - 23
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.

24 - Notes to Consolidated Financial Statements - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
The tax character of distributions paid during the year ended December 31, 2019 was as follows:
As of December 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There
can be no guarantee that these or other economic stimulus
plans (within the United States or other affected countries
throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the
other risks that apply to the Fund and could negatively affect
Fund performance and the value of your investment in the
Fund.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mozaic Multi-Asset $ 47,592 $ 19,249 $ 66,841 $ – $ 66,841
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mozaic Multi-Asset $ 9,069 $ – $ 9,069 $ – $ 9,069
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Mozaic Multi-Asset $ 60,820 $ 37,005 $ 97,825 $ – $ – $ 281,203 $ 379,028
Amounts designated as "−" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Mozaic Multi-Asset $ 5,817,309 $ 355,319 $ (85,232) $ 270,087

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Notes to Consolidated Financial Statements - 25
Subsequent Events
Management has evaluated the impact of subsequent events
on the Fund and has determined that there are no subsequent
events requiring recognition or disclosure in the financial
statements.

26 - Report of Independent Registered Public Accounting Firm - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT J.P. Morgan Mozaic
SM
Multi-
Asset Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund and its subsidiary (one of the funds constituting Nationwide Variable
Insurance Trust, referred to hereafter as the "Fund") as of December 31, 2020, the related consolidated statement of operations for the year ended December 31, 2020, and the consolidated statement of changes in net assets and the consolidated financial highlights for the year ended December 31, 2020 and for the period October 7, 2019 (commencement of operations) through
December 31, 2019, including the related notes (collectively referred to as the “consolidated financial statements''). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December
31, 2020, the results of its operations for the year ended December 31, 2020, and the changes in its net assets and the financial highlights for the year ended December 31, 2020 and for the period October 7, 2019 (commencement of operations) through
December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December
31, 2020 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2020 (Unaudited) - Supplemental Information - 27
Amundi NVIT Multi-Sector Bond Fund
BlackRock NVIT Equity Dividend Fund
BlackRock NVIT Managed Global Allocation Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT
Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT
Nationwide Fund)
NVIT Columbia Overseas Value Fund (formerly, Templeton
NVIT International Value Fund)
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Disciplined Equity Fund
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT
Multi-Manager Large Cap Growth Fund)
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT
Dynamic U.S. Growth Fund)
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly,
American Century NVIT Multi Cap Value Fund)
NVIT Newton Sustainable U.S. Equity Fund (formerly,
Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-
Manager Mid Cap Growth Fund)
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final

28 - Supplemental Information - December 31, 2020 (Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that DoubleLine NVIT Total Return
Tactical Fund, NVIT AllianzGI International Growth Fund, NVIT
AQR Large Cap Defensive Style Fund, NVIT Core Bond Fund,
NVIT Core Plus Bond Fund, NVIT Emerging Markets Fund,
NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights
Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT Jacobs Levy Large Cap Growth
Fund, NVIT JP Morgan Disciplined Equity Fund, NVIT JP
Morgan Mozaic Multi-Asset Fund, NVIT Mellon Dynamic U.S.
Core Fund, NVIT Mellon Dynamic U.S. Equity Income Fund,
NVIT Real Estate Fund, NVIT Short Term Bond Fund, and
NVIT Wells Fargo Discovery Fund were each shown to pay
actual management fees and to have total expense ratios
(including 12b-1/non-12b-1 fees) at levels below or equal to their peer group medians or within a generally acceptable
range above the Fund’s peer group median. In addition, the
Trustees considered that, with the exception of the Funds
referred to below in this paragraph, each of those Funds
was shown to have experienced three-year performance for
the period ended June 30, 2020 (or, if shorter, for the period since the Fund’s inception) at or above its peer group median, or within the third quintile of its peer group. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered management’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT GS International Equity Insights Fund, NVIT
GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity
Insights Fund, NVIT iShares
®
Fixed Income ETF Fund NVIT
iShares
®
Global Equity ETF Fund, NVIT JP Morgan Disciplined
Equity Fund, and NVIT JP Morgan Mozaic Multi-Asset Fund,
the Trustees considered that these Funds had been relatively recently organized and did not have three years of performance.
With respect to NVIT Jacobs Levy Large Cap Growth Fund and
NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees
considered that a new subadviser was appointed to the Fund
in May 2020 and April 2020, respectively, and additional time was necessary to evaluate each Fund’s performance under
the new subadviser. The Trustees determined on the basis of
all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Amundi NVIT Multi-Sector Bond Fund,
BlackRock NVIT Managed Global Allocation Fund, Federated
NVIT High Income Bond Fund, Neuberger Berman NVIT Multi-
Cap Opportunities Fund, NVIT Columbia Overseas Value Fund,
NVIT Government Bond Fund, NVIT Government Money Market
Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Newton Sustainable U.S.
Equity Fund, and NVIT U.S. 130/30 Equity Fund, the Trustees
considered that, although each Fund was shown to pay actual
management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was equal to or lower than or within a generally acceptable range of the Fund’s peer group median. The Trustees considered that each of
Federated NVIT High Income Bond, Neuberger Berman NVIT
Multi-Cap Opportunities Fund, NVIT Columbia Overseas Value
Fund, NVIT Government Bond Fund, NVIT Government Money
Market Fund, and NVIT Managed American Funds Asset

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2020 (Unaudited) - Supplemental Information - 29
Allocation Fund had experienced three-year performance for
the period ended June 30, 2020 at or above its peer group
median, or within the third quintile of its peer group. With respect to Amundi NVIT Multi-Sector Bond Fund, the Trustees
noted that the Fund had experienced three-year performance
in the fifth quintile of its peer group and considered that in
February 2019 the Fund’s prior sub-adviser was replaced. With respect to BlackRock NVIT Managed Global Allocation Fund,
the Trustees noted that the Fund had experienced three-year
performance below its peer group median and considered the
Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market
conditions, including those experienced in recent periods. With respect to NVIT International Equity Fund, the Trustees noted
that the Fund had experienced three-year performance in the
fifth quintile of its peer group and considered the Adviser’s statement that it is considering future opportunities for the Fund in light of its recent underperformance and its stronger long-
term (ten-year) performance. With respect to NVIT Newton
Sustainable U.S. Equity Fund, the Trustees noted that the Fund had experienced three-year performance below its peer group
median and considered that a new sub-adviser was appointed
in May 2020 and additional time was necessary to evaluate the
Fund’s performance under the new subadviser. With respect
to NVIT U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been relatively recently organized and did not
have three years of performance. The Trustees determined on
the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to BlackRock NVIT Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-
12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the second
quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was consistent with the
continuation of the Fund’s advisory agreement.
With respect to NVIT Managed American Funds Growth &
Income Fund, the Trustees considered that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median, the Fund was
shown to pay actual management fees at a level lower than
its peer group. They noted that the Fund had experienced
three-year performance below its peer group median and
considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under
various market conditions, including those experienced in
recent periods. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of Blackrock NVIT Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Other Federal Tax Information
For the year ended December 31, 2020 certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Mozaic Multi-Asset $ 19,249

30 - Management Information - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Management Information - 31
Interested Trustee
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

32 - Management Information - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act , which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Market Index Definitions - 33
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long U.S. Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities
10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

34 - Market Index Definitions - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Market Index Definitions - 35
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related

36 - Market Index Definitions - December 31, 2020 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
NYSE Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher
forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2020 - Market Index Definitions - 37
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-MOZ (2-21)

Annual Report
December 31, 2020
Nationwide Variable Insurance Trust
Equity Funds
BlackRock NVIT Equity Dividend Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AQR Large Cap Defensive Style Fund
(
formerly, NVIT Nationwide Fund
)
NVIT J.P. Morgan Disciplined Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund
(
formerly, NVIT Multi-Manager Large Cap Growth Fund
)
NVIT Mellon Dynamic U.S. Core Fund
(
formerly, NVIT Dynamic U.S. Growth Fund
)
NVIT Mellon Dynamic U.S. Equity Income Fund
(
formerly, American Century NVIT Multi Cap Value Fund
)
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Newton Sustainable U.S. Equity Fund
(
formerly, Neuberger Berman NVIT Socially Responsible Fund
)
NVIT Real Estate Fund
NVIT Wells Fargo Discovery Fund
(
formerly, NVIT Multi-Manager Mid Cap Growth Fund
)

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 66
Statements of Investments 70
Statements of Assets and Liabilities 130
Statements of Operations 142
Statements of Changes in Net Assets 148
Financial Highlights 162
Notes to Financial Statements 176
Report of Independent Registered Public Accounting Firm 210
Supplemental Information 211
Management Information 217
Market Index Definitions 220

Nationwide Variable Insurance Trust - December 31, 2020 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced an unprecedented period of volatility during the annual reporting period ended December 31, 2020, as investors tried to make
sense out of the coronavirus outbreak and the resulting
economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown before recovering as the period closed, with growth rates -5.0% in the first quarter of 2020, a record
-31.4% in the second quarter and a record +33.1% in the third quarter. Economists estimate a continued rebound in 2021.
Corporate profits collapsed, with a decline of 16% forecast for
2020 but is expected to recover within the next year as the
economy continues to emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
spurred from the Pandemic outbreak, and the lasting
implications remain unclear.
Asset Class
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the year. The S&P
500
®
Index (“S&P 500”) started the period strong, as an
accommodating Federal Reserve and steady economic growth
drove a cumulative return of 5.0% through mid-February. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23,
2020. Since 1950, there have been five previous occasions
where the S&P 500 fell 30%, taking on average 297 trading
days (roughly a year and 2 months), with 1987 the previous
quickest decline at 70 days. This time, it took 20 days.
Aggressive fiscal and monetary policy, paired with the prospect for an economic reopen, drove investor sentiment higher, with a 69% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 18.4%, which is impressive given the severe disruption caused by COVID-19.
Fixed income returns were positive, with a substantial drop
in interest rates more than offsetting modestly wider credit spreads.
International markets followed a similar pattern as domestic, though the MSCI EAFE
®
Index continued to lag the S&P
500, returning just 7.8%, while the MSCI Emerging Markets
®
Index was roughly in line at 18.3%. The global outbreak and
subsequent economic shutdown had a broad impact, though
the strong economic rebound and aggressive global central
bank stimulus led to strong performance in the second-half of the period .
The S&P 500 was higher in seven of the 12-months during
the reporting period.
While much of 2020 was characterized by near-universal strong returns and low volatility for risk-assets, volatility dramatically improved through the reporting period, though most risk-
assets delivered positive returns. Growth stocks substantially outperformed value stocks, while small-cap stocks staged an
impressive rebound and modestly outperformed large cap
stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus, first by bringing the Fed Funds target rate
to effectively 0% by March 15, followed by an aggressive
bond buying program that nearly doubled the balance sheet
from $4.2 trillion to $7.4 trillion through the period. Fed Chair
Powell has indicated that they will remain active in supporting the market, and there is no maximum to their balance sheet
growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.92% to a record-
low of 0.50% as of March 9, 2020 before bouncing modestly to
0.92% by period-end. The 2-year yield dropped from 1.57% to
0.12%, widening the spread between the two yields to 0.80%.
The following chart provides returns for various market
segments for the year ended December 31, 2020:
Index
Annual Total Return
(as of December 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 6.52%
Bloomberg Barclays
Municipal Bond 5.21%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.33%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 13.56%
Bloomberg Barclays U.S.
Aggregate Bond 7.51%
Bloomberg Barclays U.S.
Corporate High Yield 7.11%
MSCI EAFE
®
7.82%
MSCI Emerging Markets
®
18.31%
MSCI World ex USA 10.65%
Russell 1000
®
Growth 38.49%
Russell 1000
®
Value 2.8%
Russell 2000
®
19.96%
S&P 500
®
18.40%
Source: Morningstar

2 - Message to Investors - December 31, 2020 - Nationwide Variable Insurance Trust
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
professional.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

BlackRock NVIT Equity Dividend Fund - December 31, 2020 - Fund Commentary - 3
For the annual period ended December 31, 2020, the
BlackRock NVIT Equity Dividend Fund (Class I) returned
3.63% versus 2.80% for its benchmark, the Russell 1000
®
Value Index. For broader comparison, the median return for
the Fund’s Morningstar
®
insurance funds peer category, Large
Value (consisting of 1200 funds as of December 31, 2020), was
2.44% for the same period. Performance for the Fund’s other
share classes versus its benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
The largest contributor to relative performance was a
combination of stock selection and an overweight to information technology (“IT”). Notably, stock selection and an overweight to the technology hardware, storage & peripherals industry
proved beneficial. Investment decisions in software, IT services and communications equipment also added to relative return
in the sector. In consumer discretionary, stock selection in specialty retail and multi-line retail boosted relative results, as did a combination of stock selection and an overweight to the household durables and automobiles industries. A lack of exposure to real estate, based on our view that fundamentals and valuations were unattractive, also added to relative
performance.
At the stock level, top relative contributors included overweight positions in technology companies Samsung Electronics,
Microsoft and Cognizant Technology Solutions. Samsung
delivered strong performance in 2020, driven by improving
fundamentals in the memory market and expected benefits
from Huawei's share loss in mobile & networking. Microsoft
outperformed during the period as the firm benefitted from
both the transition of enterprise workloads to the cloud and the adoption of “software as a service” subscription-based sales models. Finally, Cognizant Technology performed well as IT
services spending exceeded previous downward revisions in
expectations, and as shareholders reacted favorably to new
management’s plans to reinvigorate the firm’s sales growth.
The Fund still holds positions in these companies.
At the sector level, the largest detractor from relative
performance was stock selection in the health care sector.
Notably, stock selection in the pharmaceuticals industry proved costly, as did the decision to not invest in the life sciences tools & services and biotechnology industries. In utilities, stock selection and an underweight to the electric utilities industry weighed on relative return. Lastly, stock selection and allocation decisions in communication services hindered
relative performance, including our choice to not invest in the entertainment and interactive media & services industries.
At the stock level, top relative detractors included overweight postions in Wells Fargo, FirstEnergy and BP. Wells Fargo, a
U.S. bank, underperformed during the year as earnings were
hurt by falling interest rates and increased provisioning for loan losses amid the pandemic. FirstEnergy, a utility company, sold off sharply in July 2020 due to an FBI criminal complaint that alleged senior management was involved in bribing public officials. Although painful, we exited the stock following the announcement. Finally, oil & gas operator BP underperformed
during the period amid as COVID-driven reduction in global
economic activity contributed to a challenging, lower oil price environment. The Fund still holds positions in Wells Fargo and
BP.
COVID-19 had a profound impact on stock returns in 2020,
most notably contributing to significant relative outperformance of growth stocks versus value stocks. The pandemic, through
mass social distancing and the transition to working from home, supercharged secular growth trends towards e-commerce,
digitization and enterprise spending on cloud infrastructure. A narrow subset of U.S. stocks with high growth characteristics reaped the lion’s share of financial gains from this sudden
shift. Many of these companies also benefitted from a world
characterized by lower nominal growth, lower interest rates, and low inflation. Meanwhile, many cyclical value stocks were temporarily hurt by the pandemic. Lockdown measures sharply
reduced global economic activity, which notably weighed on
portfolio holdings in the energy and financials sectors. We
believe value’s underperformance in 2020 creates outsized
opportunity for the investment style entering 2021. Value
stocks have attractive relative valuations versus history, and these businesses could enjoy a larger bounce as the vaccine
rollout helps the economy to restart and gather steam in the year ahead.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Tony DeSpirito; Franco Tapia and David Zhao
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic
developments and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The Fund may invest in more-aggressive investments such as
convertible securities (which change in value as the market
value of the underlying stock fluctuates), derivatives (which create investment leverage and are highly volatile) and real estate investment trusts (REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Fund may employ a contrarian investing style (investing in a manner that differs from current market trends), which may cause the
Fund to miss opportunities for gains and result in losses. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.

4 - Fund Commentary - December 31, 2020 - BlackRock NVIT Equity Dividend Fund
Asset Allocation
1
Common Stocks 92.5%
Master Limited Partnership 1.3%
Other assets in excess of liabilities
§
6.2%
100.0%
Top Industries
2
Banks 10.7%
Oil, Gas & Consumable Fuels 7.4%
Insurance 7.3%
Health Care Providers & Services 6.4%
Health Care Equipment & Supplies 6.4%
Capital Markets 6.3%
Pharmaceuticals 4.6%
IT Services 3.8%
Media 3.3%
Diversified Telecommunication Services 3.3%
Other Industries 40.5%
100.0%
Top Holdings
2
Citigroup, Inc. 3.5%
Verizon Communications, Inc. 3.3%
Bank of America Corp. 3.0%
Wells Fargo & Co. 2.7%
American International Group, Inc. 2.5%
BAE Systems plc 2.3%
Cisco Systems, Inc. 2.3%
Samsung Electronics Co. Ltd., GDR 2.3%
Comcast Corp., Class A 2.2%
Medtronic plc 2.2%
Other Holdings 73.7%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

BlackRock NVIT Equity Dividend Fund - December 31, 2020 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 3.63% 11.22% 10.57% 10/31/1997
Class II 3.35% 10.94% 10.31% 3/28/2003
Class IV 3.63% 11.22% 10.58% 4/28/2003
Russell 1000
®
Value Index 2.80% 9.74% 10.50%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.87% 0.80%
Class II 1.12% 1.05%
Class IV 0.87% 0.80%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

6 - Fund Commentary - December 31, 2020 - BlackRock NVIT Equity Dividend Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the BlackRock NVIT Equity Dividend Fund versus performance of the Russell 1000
®
Value Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Neuberger Berman NVIT Multi Cap Opportunities Fund - December 31, 2020 - Fund Commentary - 7
For the annual period ended December 31, 2020, the Neuberger
Berman NVIT Multi Cap Opportunities Fund (Class I) returned
13.55% versus 18.40% for its benchmark, the S&P 500
®
Index
(S&P 500). For broader comparison, the median return for the
Fund’s Morningstar
®
insurance funds peer category, Large
Blend (consisting of 1363 funds as of December 31, 2020),
was 14.84% for the same period. Performance for the Fund’s
other share class versus the Fund’s benchmark is stated in
the Average Annual Total Return chart in this report’s Fund
Performance section.
Strong stock selection within Communication Services,
Financials, and Materials benefitted relative performance.
Consumer Discretionary and Consumer Staples detracted
from relative performance as select companies were impacted
by the effects of social distancing due to COVID-19. Portfolio positioning benefitted relative performance. An underweight to
Energy and Health Care, and zero exposure to Real Estate and
Utilities sectors, positively contributed to relative performance.
Relative performance was positively impacted by an overweight position to Financials.
The three largest individual detractors to performance were
Aramark, Boeing, and US Foods. Boeing was exited during
the year, while Aramark and US Foods remain in the Fund.
The majority of the Fund’s underperformance during the year
was realized during the market drawdown that took place from the end of February through the third week of March due to
COVID-19.
The top three individual contributors to performance were Apple,
Microsoft, and PayPal, all of which remain core holdings. The
Fund generated solid returns and outperformed its benchmark
in both the third and fourth quarters of 2020. The Fund returned
27.54% in the second half of 2020, outperforming the S&P 500
Index by 538 basis points.
The U.S. government, through fiscal and monetary policy,
acted swiftly in response to the pandemic by providing
unprecedented support to U.S. consumers and businesses.
As the year progressed, improvements in the labor market
and GDP further contributed to the recovery of U.S. equities.
The announcement of multiple highly effective COVID-19
vaccines and their subsequent authorization and distribution is beneficial for the continued growth of the economy. We believe the opening of the U.S. economy will progress as we advance
through 2021, supporting U.S. corporate earnings growth.
We believe the Fund is well positioned to likely benefit from the normalization of global economic activity and increasing investor focus on company fundamentals. We continue to
apply disciplined fundamental research to identify high quality business models with attractive free cash flow characteristics trading at compelling valuations.
The Fund did not utilize derivatives during the reporting period.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund was not materially impacted by the pending
replacement of LIBOR during the reporting period.
Subadviser:
Neuberger Berman Investment Advisers LLC
Portfolio Manager:
Richard S. Nackenson
The Fund is subject to the risks of investing in equity securities
(including small companies and special situation companies).
Smaller companies involve greater risk than larger, more-
established companies because smaller companies 1) usually
are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have
more-limited resources. The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund uses both a growth style and a value style of investing and may underperform other
funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2020 - Neuberger Berman NVIT Multi Cap Opportunities Fund
Asset Allocation
1
Common Stocks 99.9%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Capital Markets 7.6%
Communications Equipment 6.0%
Machinery 5.6%
Technology Hardware, Storage & Peripherals 5.5%
Software 5.2%
Hotels, Restaurants & Leisure 5.1%
Interactive Media & Services 4.7%
Diversified Financial Services 4.6%
Media 4.4%
Containers & Packaging 3.7%
Other Industries 47.6%
100.0%
Top Holdings
2
Apple, Inc. 5.6%
Alphabet, Inc., Class C 4.7%
Microsoft Corp. 4.6%
Berkshire Hathaway, Inc., Class B 4.6%
Brookfield Asset Management, Inc., Class A 4.2%
Ball Corp. 3.7%
PayPal Holdings, Inc. 3.5%
HCA Healthcare, Inc. 3.4%
Motorola Solutions, Inc. 3.2%
JPMorgan Chase & Co. 3.1%
Other Holdings 59.4%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

Neuberger Berman NVIT Multi Cap Opportunities Fund - December 31, 2020 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 13.55% 14.46% 11.90% 3/24/2008
Class II 13.40% 14.34% 11.79% 3/24/2008
S&P 500
®
Index 18.40% 15.22% 13.88%
Expense Ratios
Expense
Ratio
^
Class I 0.84%
Class II 0.94%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2020 - Neuberger Berman NVIT Multi Cap Opportunities Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the Neuberger Berman NVIT Multi Cap Opportunities Fund
versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2020 - Fund Commentary - 11
For the annual period ended December 31, 2020, the NVIT
AQR Large Cap Defensive Style Fund (formerly NVIT
Nationwide Fund) (Class I) returned 10.35% versus 18.40% for its benchmark, the S&P 500
®
Index (S&P 500). For broader
comparison, the median return for the Fund’s Morningstar
®
peer
category, Large Blend (consisting of 1363 funds as of December
31, 2020), was 14.84% for the same period. Performance for
the Fund’s other share classes versus its benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The Fund ended the period with a highly diversified stock
portfolio of 171 names. The largest sector overweights
relative to the benchmark at the end of the period were in
Utilities, Consumer Staples, and Health Care. Conversely, the
Fund’s primary underweights were in Information Technology,
Consumer Discretionary, and Financials.
Top three individual contributors over the reporting period (gross of fees):
Source: AQR. Data from 1/1/2020 – 12/31/2020. Past performance is not a guarantee of future performance. Portfolio holdings are subject to change and are not a representation that they will or are likely to achieve profits or losses.
Top three individual detractors over the reporting period (gross of fees):
Source: AQR. Data from 1/1/2020 – 12/31/2020. Past performance is not a guarantee of future performance. Portfolio holdings are subject to change and are not a representation that they will or are likely to achieve profits or losses.
The NVIT AQR Large Cap Defensive Style Fund underperformed
its benchmark by -8.05% over the reporting period. Both
stock selection within sectors and sector selection detracted from excess returns. Stock selection within Information
Technology and Consumer Discretionary were the largest
detractors. Specific to sector selection, the main detractors were an overweight position to Utilities and an underweight
position to Information Technology. From a thematic viewpoint, low statistical risk and low market risk both detracted from
Fund performance while low fundamental risk contributed
to Fund performance. Stock selection within sectors drove
underperformance while sector selection also detracted.
Although these events tend to be relatively short-lived, the low statistical risk theme tends to underperform during these periods, as was the case during the first quarter resulting in a material amount of underperformance for the reporting period.
Finally, the low fundamental risk theme or quality theme
contributed positively to performance in 2020, with most of the gains coming during the equity market sell-off in the first quarter as investors rotated into stocks with stronger businesses (e.g., lower earnings variability, higher margins, and lower default risk).
The uncertainty around Covid-19 certainly had an impact on
markets throughout the year. Optimism around the arrival of
effective vaccines, along with additional fiscal and monetary policy aimed at boosting the economy, was largely positive
for US. equity markets. Although the NVIT AQR Large Cap
Defensive Style Fund benefitted from this rising equity market, it lagged the Russell 1000 Index over the 2020 period given its propensity to underperform its benchmark during short periods when the market experiences strong positive returns.
Fund performance was captured through equities and equity
index futures. Derivatives performed as expected and allowed the Fund to gain exposure to the equity market.
The NVIT AQR Large Cap Defensive Style Fund does not
have any exposure to instruments directly impacted by the
LIBOR transition, thus we expect no impacts to the Fund. With respect to the industry, we do expect protocols to be in place to help with the transition globally, as has already begun. For general industry information on the transition from LIBOR we recommend visiting ISDA’s new LIBOR reform and transition
website, which has useful and regularly updated information.
Subadviser:
AQR Capital Management, LLC
Portfolio Managers:
Michele L. Aghassi, Ph.D.; Andrea Frazzini, Ph.D.; Jacques A.
Friedman
The Fund is subject to the risks of investing in equity securities.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may invest in more-aggressive
Security Name Period Return (%) Portfolio Impact (bps)
Zscaler 329.48% 48.50
Lululemon 50.23% 48.31
Progressive 41.52% 42.76
Security Name Period Return (%) Portfolio Impact (bps)
Apple 82.31% -232.42
Tesla 743.44% -155.24
Amazon.com 76.26% -141.52

12 - Fund Commentary - December 31, 2020 - NVIT AQR Large Cap Defensive Style Fund
investments such as derivatives (many of which create
investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 97.2%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 2.8%
100.0%
Top Industries
2
IT Services 6.4%
Software 5.8%
Electric Utilities 5.2%
Food Products 4.8%
Pharmaceuticals 4.7%
Food & Staples Retailing 4.1%
Insurance 4.0%
Beverages 4.0%
Household Products 4.0%
Multi-Utilities 3.8%
Other Industries 53.2%
100.0%
Top Holdings
2
UnitedHealth Group, Inc. 1.5%
Costco Wholesale Corp. 1.5%
Visa, Inc., Class A 1.5%
Target Corp. 1.5%
T-Mobile US, Inc. 1.5%
NextEra Energy, Inc. 1.5%
Alphabet, Inc., Class A 1.5%
PepsiCo, Inc. 1.5%
Johnson & Johnson 1.5%
Facebook, Inc., Class A 1.5%
Other Holdings 85.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2020 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 10.35% 13.88% 12.56% 11/8/1982
Class II 10.05% 13.61% 12.28% 7/11/2002
Class IV 10.32% 13.89% 12.56% 4/28/2003
S&P 500
®
Index 18.40% 15.22% 13.88%
Expense Ratios
Expense
Ratio
^
Class I 0.79%
Class II 1.04%
Class IV 0.79%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2020 - NVIT AQR Large Cap Defensive Style Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT AQR Large Cap Defensive Style Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT J.P. Morgan Disciplined Equity Fund - December 31, 2020 - Fund Commentary - 15
For the annual reporting period ended December 31, 2020, the
NVIT J.P. Morgan Disciplined Equity Fund (Class II) returned
25.99%* versus 18.40% for its benchmark, the S&P 500
®
Index
(S&P 500). For broader comparison, the median return for the
Fund’s Morningstar
®
insurance funds peer category, Large
Blend (consisting of 1363 funds as of December 31, 2020),
was 14.84% for the same reporting period. Performance for
the Fund’s other share class versus the Fund’s benchmark is
stated in the Average Annual Total Return chart in this report’s
Fund Performance section.
With incredibly resilient performance, the S&P 500 Index
®
ended the tumultuous year of 2020 up +18.40%. Information
Technology was the largest contributor, rising by 43.89%,
followed by Consumer Discretionary which returned 33.30%.
Energy and Real Estate sectors were the largest detractors
falling by -33.68% and -2.17%, respectively.
After a strong close to 2019, solid U.S. economic indicators continued to buoy the S&P 500 Index
®
in the beginning of the
year 2020. However, as the COVID-19 outbreak continued
to grow and ramp up globally, governments responded with
economy-wide shutdowns, ultimately leading to a dramatic
downturn for the markets in the first quarter. While extraordinary fiscal and monetary policy responses invigorated the market
into a sharp recovery, disappointing economic data along with tensions between the U.S. and China generated frequent bouts of market volatility in the second quarter. Amid the pandemic, the U.S. Gross Domestic Product (“GDP”) contracted
throughout the first half of the year, ending more than a decade-
long expansion, before the economic activity picked up in the third quarter. Corporate earnings also recovered dramatically during the year, after taking a hit in the first quarter. Meanwhile, investor optimism surrounding the vaccine development and
their penchant for mega tech companies continued to uplift the markets through the summer. The year’s final quarter began
with concerns about the resurgence of the viral outbreak and increased focus on the upcoming U.S. Presidential Election.
However, upbeat investor sentiment drove the markets to
record highs in December as they anticipated reduced political uncertainty after Joe Biden was elected the 46th president
of the United States. Although enormous stimulus support
and the advances on the vaccine front have lifted consumer
and business confidence, news of the emergence of new,
potentially more contagious mutations of SARS-CoV-2 remains
an important development to watch in the near term.
Large cap stocks as represented by the S&P 500 Index
®
underperformed the small cap Russell 2000 Index
®
, as
they returned 18.40% vs. 19.96%, respectively. Value
underperformed Growth as the Russell 3000 Value Index
®
returned 2.86% and the Russell 3000 Growth Index
®
rose by
38.26%.
The Disciplined Equity portfolio outperformed the benchmark
during the year as stock selection in semiconductor &
hardware, telecommunications and big banks & brokers
sectors contributed to performance, while stock selection in the industrial cyclical, pharma/medical technology and health services & system sectors detracted from performance.
On the positive side, within the auto & transportation sector, our overweight in Tesla (“TSLA”) contributed to performance during the year. Strong earnings, improved production and delivery
figures, an August stock split, and S&P 500 inclusion helped buoy the shares. We continue to view TSLA as being well-
positioned to ride the wave of global electric vehicle adoption and we believe that the runway for growth, particularly as it relates to software, is underappreciated by the market. Within semiconductors & hardware, our underweight position in Intel
(“INTC”) contributed to performance. The stock underperformed following a tough year with investor concerns lingering around their 7nm strategy (“7nm” is usually referring to Taiwan
Semiconductor Manufacturing Company’s process, which is
what new CPUs are based on.) Continued enterprise weakness
and a weaker mix within lower-end PCs also weighed on the
stock. We are expecting the weakness in the PC business to
persist into next year. Additionally, Advanced Micro Devices
(“AMD”)’s momentum continues to be a threat in datacenter.
We remain comfortable with our current underweight position
in INTC. Within semiconductors & hardware, an overweight in
NVidia (“NVDA”) contributed to the portfolio during the year.
Shares of NVDA outperformed SPX following a strong year
helped by gaming and datacenter revenue. While we continue
to own the name, we are mindful of the relatively high valuation and increased risk of a revenue miss as growth decelerates
over the next few quarters.
On the negative side, within industrial cyclicals, our overweight in Northrop Grumman (“NOC”) detracted from performance
during the year led by overall worries regarding defense
budgets under a Biden administration. However, we believe
NOC’s program mix (B-21, GBSD and Space) likely has the
best growth prospects amongst its peers, meaning they can
continue to grow even if budget growth slows. We remain positive on NOC’s long-term growth outlook, as the portfolio will likely benefit in a flat budget environment. Within pharma/medical
technology, our overweight position in Boston Scientific (“BSX”)
detracted from performance due to a negative COVID-19
impact on business, in addition to the recent discontinuation of Lotus. The failure of Lotus, one of BSX’s more well-known products, brings into question the company’s long-term growth strategy. However, we continue to believe in their long term growth strategy and that the “reopening trade” will benefit BSX disproportionally. We remain overweight for these reasons.
Within software & services an overweight in Automated Data
Processing (“ADP”) detracted from the portfolio during the year.
ADP reported a string of disappointing quarterly results, driven by weaker bookings. We feel either the market has pivoted
slightly towards easier to use/mobile friendly solutions or at least ADP is finding it more difficult than others to cope with work from home trends.
We continue to focus on fundamentals of the economy and
company earnings. Unemployment and other uncertainties,
such as fiscal stimulus, COVID-19 vaccine distribution, and
the conclusion of the U.S. Senate elections in Georgia, will be integral to investor sentiment moving forward.
While we believe the economy will recover, it will first need time to heal, and hence we remain balanced and continue to

16 - Fund Commentary - December 31, 2020 - NVIT J.P. Morgan Disciplined Equity Fund
monitor incremental risks that could represent headwinds for
U.S. stocks. Through the volatility, we continue to increase our exposure to quality, focus on high conviction stocks, and take advantage of market dislocations for compelling stock selection opportunities.
Futures are used to hedge cash positions. The Index futures
held in the account have a notional amount of less than 1.5%
of the total AUM, hence they result in very minimal exposure to additional risk factors.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund did not experience any issues related to the LIBOR
transition during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Managers:
Steven G. Lee; Tim Snyder, CFA; and Raffaele Zingone, CFA
*High double digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies
to adverse business and economic developments; and iii)
may have more-limited resources. Therefore, they generally
involve greater risk. The Fund may invest in more-aggressive investments such as derivatives (which create investment
leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund uses a value style of investing and may underperform other
funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 97.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 3.0%
100.0%
Top Industries
2
Software 8.7%
Semiconductors & Semiconductor Equipment 8.4%
IT Services 8.4%
Internet & Direct Marketing Retail 5.9%
Banks 5.8%
Interactive Media & Services 5.6%
Technology Hardware, Storage & Peripherals 5.2%
Beverages 4.6%
Electric Utilities 4.1%
Pharmaceuticals 3.9%
Other Industries 39.4%
100.0%
Top Holdings
2
Microsoft Corp. 6.6%
Amazon.com, Inc. 5.9%
Apple, Inc. 5.2%
Alphabet, Inc., Class A 4.5%
Mastercard , Inc., Class A 3.7%
Norfolk Southern Corp. 3.1%
Eaton Corp. plc 3.0%
Truist Financial Corp. 2.7%
NextEra Energy, Inc. 2.7%
Coca-Cola Co. (The) 2.6%
Other Holdings 60.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT J.P. Morgan Disciplined Equity Fund - December 31, 2020 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class II 25.99% 30.56% 10/4/2019
Class Y 26.52% 31.19% 10/4/2019
S&P 500
®
Index 18.40% 24.89% 10/4/2019
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 9.80% 0.94%
Class Y 9.30% 0.44%
^
Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2020 - NVIT J.P. Morgan Disciplined Equity Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT J.P. Morgan Disciplined Equity Fund from inception through 12/31/20 versus the S&P 500
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2020 - Fund Commentary - 19
For the annual period ended December 31, 2020, the NVIT
Jacobs Levy Large Cap Growth Fund (formerly NVIT Multi-
Manager Large Cap Growth Fund) (Class II) returned 29.92%*
versus 38.49% for its benchmark, the Russell 1000
®
Growth
Index. For broader comparison, the median return for the Fund’s
Morningstar
®
insurance funds peer category, Large Growth
(consisting of 1289 funds as of December 31, 2020), was
34.89% for the same period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
In 2020, U.S. equities hit an all-time high in February, crashed into a bear market by mid-March, then surged to record highs by year-end, as equity markets gained almost 21% for the
year. The COVID-19 pandemic disrupted the global economy,
which lead to pain in stocks tied to the physical economy and inflated a bubble in the virtual economy stay-at-home stocks.
Through the third quarter, the market exhibited very narrow
performance leadership, with outsized gains concentrated
among the “FAAMNG” stocks. Shares of high-momentum, large
cap growth stocks, mostly in the technology and consumer
discretionary sectors outperformed, while small cap and value stocks lagged.
Jacobs Levy’s investment process is engineered to combine
human insight and intuition, finance and behavioral theory, and quantitative and statistical methods. The firm’s stock selection process entails sophisticated modeling of a large number of
stocks and proprietary factors using financial statements,
analyst forecasts, corporate management signals, economic
data and security pricing, as well as alternative data sources.
Based on the fundamental valuations and opportunities
discovered by our factor models, we forecast expected returns for every security in our investment universe. Portfolios are diversified across individual stocks, industries, and sectors.
As COVID-induced dislocations unfolded, our dynamic
investment process positioned the portfolio to take advantage of the significant opportunities created. Our investment system increased our exposure to factors it found attractive, including value, smallness, financial leverage, and reversals, while
decreasing our exposure to factors it found unattractive such as growth, momentum, and low volatility. The portfolio did not experience any liquidity events that had a material impact on performance.
In 2020, security selection in Information Technology, Industrials, and Consumer Discretionary detracted from performance,
although security selection in Real Estate and Communication
Services benefited the portfolio. An overweight of Financials hurt. The portfolio underperformed in 2020 as a result of stock prices that disconnected from company fundamentals and
extreme security valuations that were particularly prevalent among large growth stocks.
A 130-30 portfolio permits a modest amount of short exposure in conjunction with a predominantly long portfolio. The 130-
30 portfolio allocates approximately 130% of capital to long equity exposures and approximately 30% of capital to short
equity exposures, thus maintaining 100% net exposure to
the underlying benchmark’s systematic risk and return. This
portfolio structure enables us to exploit security valuation insights more fully.
In selecting stocks for either the long portfolio or short portfolio,
Jacobs Levy employs an evaluation process that focuses on
modeling a large number of stocks and proprietary factors,
using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices.
This investment approach is intended to seek diversification across market inefficiencies, securities, industries, and sectors, while seeking to manage overall portfolio risk exposures relative to the Russell 1000 Growth Index.
To implement this strategy, your portfolio is invested in a
combination of direct U.S. equity positions and individual total return swaps on U.S. equity securities. Short exposure to
equity securities is gained through the use of swap contracts and long exposure to equity positions is gained by investing
100% of the portfolio directly in stocks and approximately 30%
of the portfolio through swaps.
While the strategy utilizes swaps as part of the implementation, stock selection and risk management are determined at the
overall portfolio level through a unified investment process.
For this reason, performance attribution of the swap positions is not a meaningful measure and should not be evaluated as a separate component of the portfolio’s total return.
The London Interbank Offered Rate, which is an interest rate used as a benchmark for short-term borrowing is set to be
phased out beginning in January 2022. LIBOR is used as a
reference rate for swap transactions we use for the 130-30
accounts we manage for Nationwide. The Federal Reserve
has asked market participants to transition away from LIBOR to alternative benchmarks. We have been in communication with
the swap counterparty we use for your 130-30 accounts and
they have indicated they will be migrating contracts to a new reference rate. They expect to discuss the specific benchmarks and timing of the transition in the coming months before the end of LIBOR.
While the transition to a new benchmark has been slow
across the market, alternatives such as the Secured Overnight
Financing Rate are beginning to emerge. Once a new reference rate for these types of transactions emerges and becomes
more widely used, we do not expect a significant impact on the equity derivatives market.
We will keep you updated on our discussions regarding the
LIBOR transition.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I Jacobs, Ph.D. and Kenneth N. Levy, CFA

20 - Fund Commentary - December 31, 2020 - NVIT Jacobs Levy Large Cap Growth Fund
*High double-digit returns are unusual and cannot be sustained.
† “FAAMNG” is a grouping of investments comprised of
Facebook, Amazon, Apple, Microsoft, Netflix and Alphabet
(formerly known as Google). Also known as “Big Tech”.
The Fund is subject to the risks of investing in equity securities.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund may employ a contrarian investing style (investing in a manner that differs from current market trends), which may cause the Fund to miss opportunities for
gains and result in losses. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 97.5%
Repurchase Agreements 4.2%
Total Return Swaps (0.1%)
Liabilities in excess of other assets (1.6)%
100.0%
Top Industries
2
Software 18.7%
Technology Hardware, Storage & Peripherals 11.9%
Internet & Direct Marketing Retail 7.8%
Interactive Media & Services 6.9%
Biotechnology 5.6%
Semiconductors & Semiconductor Equipment 5.0%
Health Care Providers & Services 4.8%
Specialty Retail 3.4%
IT Services 3.3%
Insurance 2.2%
Other Industries
#
30.4%
100.0%
Top Holdings
2
Apple, Inc. 9.2%
Microsoft Corp. 8.4%
Amazon.com, Inc. 7.8%
Alphabet, Inc., Class C 4.1%
QUALCOMM, Inc. 2.2%
Lowe's Cos., Inc. 2.1%
Facebook, Inc., Class A 1.6%
Dell Technologies, Inc., Class C 1.6%
Humana, Inc. 1.6%
NVIDIA Corp. 1.6%
Other Holdings
#
59.8%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2020 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 30.09% 16.97% 14.31% 3/24/2008
Class II 29.92% 16.71% 14.03% 3/24/2008
Russell 1000
®
Growth
Index 38.49% 21.00% 17.21%
Expense Ratios
Gross
Expense
Ratio
^
Expense
Ratio
^
Class I 0.90% 0.81%
Class II 1.15% 1.06%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2020 - NVIT Jacobs Levy Large Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Multi-Manager Large Cap Growth Fund versus performance of the Russell 1000
®
Growth Index over the 10-year period ended 12/31/20.Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Mellon Dynamic U.S. Core Fund - December 31, 2020 - Fund Commentary - 23
For the annual period ended December 31, 2020, the NVIT
Mellon Dynamic US Core Fund (formerly NVIT Dynamic U.S.
Growth Fund) (Class I) returned 18.90%* versus 18.40% for
its benchmark, the S&P 500
®
Index (S&P 500). For broader
comparison, the median return for the Fund’s Morningstar
®
insurance funds peer category, Large Blend (consisting of 1363 funds as of December 31, 2020), was 14.84% for the same
period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The Fund does not take any exposure outside of index fund
exposure and Treasury bond exposure. Therefore, there is
no impact from individual security, sector, country or currency factors.
The Fund invested in derivatives as it is a standard feature of the strategy. The strategy utilizes both futures and options to express our investment views. Typically, the strategy deploys a modest amount of financial leverage (up to 50% maximum) in
its approach and utilizes index level futures and options to gain appropriate market exposure. Despite surging COVID-19 cases
worldwide and renewed lockdowns, equity market’s upward
march continued in the fourth quarter of 2020 on successful
vaccine trials and initial rollout plan. For the majority of year, our target equity allocation ranged from 90% to 100% against a backdrop of improving but mostly lackluster fundamental
and macro environment. However, through the deployment
of the out-of-the money call options, the strategy was able to participate more than it otherwise would have as our effective allocation rose with the surge in stock prices. By contrast, the bond positioning mostly held steady near the 10% level.
Despite surging COVID-19 cases worldwide and renewed
lockdowns, equity market’s upward march continued in the
fourth quarter of 2020 on successful vaccine trials and initial rollout plan. Additional fiscal stimulus, passed by the Senate, also buoyed investor enthusiasm. Against a backdrop of a
global zero rate environment and improving fundamental and
macro conditions, investors are increasingly eyeing stocks “as the only game in town”. The S&P 500 gained 12.15% in the
fourth quarter of 2020 to close out a strong year where market rallied from depths of the first quarter drawdown to end the year up 18.40%. Looking back at the full year, at its lowest point back in March 22, the S&P 500 was down more than -30%.
Since that time to the end of year (March 23rd – December
31st), the S&P gained an astronomical 70%.
The Bloomberg Barclays Long Treasury Index (Long Treasury)
fell 3.0% in the fourth quarter of 2020 amid the equity rally, but produced strong returns for the full year (up +17.7%) on the back of a notable rally in the first quarter of 2020. Long Treasury yields started 2020 at 2.3% and narrowed to 1.31% by end of
the first quarter, translating to a first quarter total return of 20.9%
(thus providing a perfect hedge to the S&P 500 drawdown).
This first quarter rally is also consistent history where we’ve also witnessed strong returns to treasuries in periods of equity market distress. The strategy largely participated in the fourth quarter’s equity rally, but modestly lagged the S&P 500, wholly due to the underperformance of long treasuries. For the full year, the strategy outperformed the S&P 500 on the back of the strong downside protection in the first quarter of 2020.
The strategy provided strong downside protection and
outperformed the S&P 500 in the first quarter of 2020. Intelligent use of options quickly de-risked the equity exposure in the first quarter’s sudden sell-off. While Dynamic U.S. Equity (“DUSE”)
began the year with a target equity allocation 110%, it quickly and “automatically” decreased to below 100% as the options
positions eliminated the levered position. DUSE’s long treasury exposure, averaging 15% in the first quarter of 2020, provided a well-needed tailwind for the strategy as investors fled to the safety of treasuries. For the remainder of year, our target equity allocation ranged from 90% to 100% against a backdrop of improving but mostly lackluster fundamental and macro
environment. However, through the deployment of the out-of-
the money call options the strategy was able to participate more than it otherwise would have as our effective allocation rose with the surge in stock prices. By contrast, the bond positioning mostly held steady near the 10% level.
It is important to note that the performance contour experienced in 2020 was very much in line with history in that the strategy provided the downside protection in the first quarter of 2020 and largely participated (but to a slightly lesser degree) in the subsequent rally.
From an operational and implementation view, COVID-19
environment had little to no impact to the strategy. While the
COVID-19 environment has led to a spike in volatility, from a performance perspective, the Fund behaved as expected. One
of the hallmarks of this strategy is its downside protection and the strategy held up well relative to the index during the first quarter of 2020 2020’s COVID driven downturn. Over the course of the first quarter, the strategy positioning turned cautious/defensive as both earnings and macro data weakened during this period.
The strategy has participated in market’s rally from the second to the fourth quarter of 2020, but did lag slightly. Overall for one year period, the strategy outperformed the S&P 500 Index.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
There were no industry impacts on the Fund from LIBOR.
Subadviser:
Mellon Investments Corporation
Portfolio Managers:
Vassilis Dagioglu; Joseph Miletich, CFA; and James H. Stavena
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities and fixed-income securities. Growth funds may underperform
other funds that use different investing styles. The Fund may invest in more-aggressive investments such as derivatives
(many of which create investment leverage and are highly
volatile). The Fund’s strategy may lead to above-average short-

24 - Fund Commentary - December 31, 2020 - NVIT Mellon Dynamic U.S. Core Fund
term volatility. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 90.0%
Short-Term Inves tments 3.7%
Repurchase Agreements 0.6%
Purchased Options 0.1%
Futures Contracts
†
0.0%
Other assets in excess of liabilities
§
5.6%
100.0%
Top Industries
2
Software 8.2%
Technology Hardware, Storage & Peripherals 6.7%
IT Services 5.2%
Interactive Media & Services 5.2%
Semiconductors & Semiconductor Equipment 4.9%
Internet & Direct Marketing Retail 4.7%
Pharmaceuticals 3.7%
Banks 3.7%
Health Care Equipment & Supplies 3.6%
Capital Markets 2.6%
Other Industries
#
51.5%
100.0%
Top Holdings
2
Apple, Inc. 6.4%
Microsoft Corp. 5.1%
Amazon.com, Inc. 4.2%
U.S. Treasury Bills, 3/18/2021 3.1%
Facebook, Inc., Class A 2.0%
Tesla, Inc. 1.6%
Alphabet, Inc., Class A 1.6%
Alphabet, Inc., Class C 1.5%
Berkshire Hathaway, Inc., Class B 1.4%
Johnson & Johnson 1.2%
Other Holdings
#
71.9%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Mellon Dynamic U.S. Core Fund - December 31, 2020 - Fund Commentary - 25
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 18.90% 16.34% 14.48% 3/24/2009
Class II 18.53% 16.04% 14.19% 3/24/2009
S&P 500
®
Index 18.40% 15.22% 13.88%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.68% 0.61%
Class II 0.93% 0.86%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

26 - Fund Commentary - December 31, 2020 - NVIT Mellon Dynamic U.S. Core Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Mellon Dynamic U.S. Core Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Mellon Dynamic U.S. Equity Income Fund - December 31, 2020 - Fund Commentary - 27
For the annual period ended December 31, 2020, the NVIT
Mellon Dynamic US Equity Income Fund (formerly American
Century NVIT Multi Cap Value Fund) (Class I) returned 1.49%
versus 2.80% for its benchmark, the Russell 1000
®
Value
Index. For broader comparison, the median return for the
Fund’s Morningstar
®
insurance funds peer category, Large
Value (consisting of 1200 funds as of December 31, 2020),
was 2.44% for the same period. Performance for the Fund’s
other share class versus the Fund’s benchmark is stated in
the Average Annual Total Return chart in this report’s Fund
Performance section.
Please note that American Century Investment Management,
Inc. was subadviser to the Fund from 1/1/2020 to 4/6/2020.
Therefore, the following commentary reflects the time period from 1/1/2020-4/6/2020.
Pandemic fears caused equity markets to plunge. Broad U.S.
equity markets rose to record highs in mid-February, lifted
by positive economic and earnings news. However in late
February, markets plunged dramatically on pandemic fears and heightened global economic uncertainty. This historic volatility continued into March, and stocks rapidly entered bear market territory as coronavirus containment efforts disrupted economic activity and fueled massive unemployment. Stocks recovered
some ground late in March after the Fed intervened with
several aggressive stimulus measures and Congress passed
a $2 trillion economic relief package. Nevertheless, U.S. stocks ended the quarter down significantly.
Defensive sectors outperformed. While all sectors declined
during the first quarter, defensive sectors, including consumer staples, health care and utilities, declined the least. Cyclical sectors generally underperformed the broad market. The
energy sector was hit the hardest as waning global demand and a price war between Saudi Arabia and Russia drove oil prices to record lows. Financials also lagged due to falling interest rates and deteriorating economic conditions. The significant decline in the financials and energy sectors, together with the relative strength of information technology stocks, contributed to value’s continued underperformance versus growth.
Large-cap and higher-quality stocks outperformed. Concerns
over economic disruption due to COVID-19 led to the
outperformance of large-cap stocks versus small- and mid-
cap stocks in the first quarter. The uncertain environment and worries over the pandemic’s impact on corporate profits also led higher-quality stocks (rated B+ or better) to outperform lower-quality stocks (rated B or worse).
Exposure to the Energy sector detracted from performance. As oil prices fell dramatically in the first quarter, our overweight position was in energy. The Energy sector was a key driver of the portfolio’s underperformance. Stock selection in the sector also detracted from returns. Schlumberger was a notable
detractor as investors became concerned about the company’s
ability to maintain its dividend.
An underweight position was in utilities. The Utilities sector pressured returns. We believe many utilities stocks remain
richly valued. This underweight hurt relative performance as investors looked to utilities as defensive investments.
The Information technology contributed to the Fund’s
performance. Our holdings in the information technology
sector positively impacted relative performance. Oracle was
a key contributor as investors rewarded the company for its
positive earnings report and recurring revenues during a period of economic uncertainty.
Primary detractors to the Fund included Schlumberger, Noble
Energy and Devon Energy.
With regard to Schlumberger, lower oil and gas prices caused
Schlumberger’s customers to aggressively reduce spending,
leading investors to question the sustainability of the company’s dividend. We added to our position in this large oil field services company as the stock declined and its risk/reward profile
became more attractive.
In the case of Noble Energy, the global exploration and
production company declined. We added to our position given
the stock’s more attractive valuation. Noble underperformed
during the quarter as lower oil prices weighed on the company’s free cash flow and return on invested capital generation
capabilities.
Devon Energy is a shale-focused exploration and
production company. Along with other energy stocks, Devon
underperformed as lower oil prices weighed on the company’s
free cash flow and return on invested capital generation
capabilities. We added to the position as the risk/reward profile improved.
The key contributors to the Fund included Exxon Mobil, Oracle and Pfizer.
With Exxon Mobil, lack of exposure to this large integrated oil company was beneficial to performance. Exxon underperformed
its integrated peers as it continued to struggle with execution.
Also, Exxon embarked on a large capital spending program
that weighed on its free cash flow, return on capital and balance sheet health.
Oracle, a software company, outperformed following a positive earnings report that highlighted its recurring business model.
Recurring revenues may allow for less relative downside
through the pandemic. We believe Oracle has an opportunity
to grow its application and autonomous database businesses
as the company continues to transition from a license to a
subscription model.
Regarding Pfizer, the company held up relatively well considering the uncertain economic environment. Particularly, the market sell-off due to inelastic demand for its pharmaceutical products and vaccines. Pfizer also offers a solid balance sheet and pays an attractive dividend that we believe is secure.

28 - Fund Commentary - December 31, 2020 - NVIT Mellon Dynamic U.S. Equity Income Fund
The portfolio buys foreign exchange forward hedge contracts to offset the inherent currency risks of holding foreign securities.
Exposure to derivatives did not have a material effect on
performance in the period.
The portfolio did not experience any liquidity events that had a material impact on performance.
There has been no material financial impact as LIBOR is
phased out.
Subadviser:
American Century Investment Management, Inc.
Portfolio Managers:
Phillip N. Davidson, Michael Liss, CFA, CPA; Philip Sundell,
CFA; Kevin Toney, CFA; and Brian Woglom, CFA
Please note that Mellon Investments Corporation took over as subadviser to the Fund on 4/6/2020. Therefore, the following commentary reflects the time period from 4/6/20-12/31/2020.
The top three sectors that contributed to Fund performance
were Materials, Financials and Information Technology. In the
Materials sector, an overweight and stock selection in metals
& mining contributed the most to performance. An out of
benchmark position in paper & forest products also supported performance. In the Financial sector, an overweight and stock selection in capital markets added to relative performance.
Within Information Technology, effective security selection in semiconductors & semiconductor equipment segment also
made contributions to performance. The top securities held
during the reporting period were Freeport-McMoRan, Inc.,
Morgan Stanley and Lennar Corporation (Class A). The Fund
still holds these.
The bottom three sectors that detracted from Fund performance were Health Care, Communication Services and Industrials.
In Health Care, challenging stock selection in health care
equipment & supplies detracted from relative returns. With
regard to Communication Services, lack of exposure to the
entertainment segment had the effect of diminishing the Fund’s performance, as did stock selection in media. In Industrials, an overweighted position and the stock selection in aerospace
& defense also weighed on performance during the period.
The bottom three securities held were Becton, Dickinson and
Company, L3Harris Technologies Inc. and the Walt Disney
Company. The Fund still holds Becton, Dickinson and Company
and L3Harris Technologies. The Fund did not own Walt Disney
over the entire time period, which detracted as the shares
outperformed the Index.
From an operational and implementation view, the COVID-19
environment had little to no impact on the strategy. From an equity standpoint, value stocks tend to do better in the early recovery phases of the market cycle, and low valuations and
depressed current earnings remain a compelling combination
for our value approach to investing. The fourth quarter
witnessed a pronounced rotation from growth to value, with
value names moving higher in anticipation of a more robust
reopening of the global economy. As such, investor sentiment is shifting from technology and internet stocks, which had led the market for some time, to cyclically-oriented value stocks.
Investor sentiment should also improve around the ability
and willingness for lower valued companies that maintain
solid balance sheets to resume the growth in their dividend
programs.
The Fund invested in derivatives as it is a standard feature of the strategy. The strategy utilizes both futures and options to express our investment views. Typically, the strategy deploys a modest amount of financial leverage (up to 50% maximum) in
its approach, and utilizes index level futures and options to gain appropriate market exposure. Despite surging COVID-19 cases
worldwide and renewed lockdowns, the equity market’s upward
march continued in the fourth quarter of 2020 on successful
vaccine trials and the initial rollout plan. For the majority of the year, our target equity-allocation ranged from 90% to 100%
against a backdrop of an improving, but mostly lackluster,
fundamental and macro environment. However, through the
deployment of the out-of-the money call options, the strategy was able to participate more than it otherwise would have, as our effective allocation rose with the surge in stock prices. By contrast, the bond positioning mostly held steady near the 10%
level.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
The Fund did not experience any industry impacts from LIBOR.
Subadviser
Mellon Investments Corporation
Portfolio Managers:
John C. Bailer, CFA; Brian C. Ferguson; David S. Intoppa;
Vassilis Dagioglu; James H. Stavena
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less
liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The fund is also subject to risk from the use of derivatives, as many derivatives create investment
leverage and are highly volatile. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such

NVIT Mellon Dynamic U.S. Equity Income Fund - December 31, 2020 - Fund Commentary - 29
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common S tocks 87.6%
Short-Term Investments 4.1%
Repurchase Agreements 0.7%
Purchased Options 0.2%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities
§
7.4%
100.0%
Top Industries
2
Banks 7.6%
Capital Markets 7.1%
Semiconductors & Semiconductor Equipment 6.1%
Oil, Gas & Consumable Fuels 6.0%
Health Care Equipment & Supplies 5.5%
Insurance 5.4%
Diversified Financial Services 4.8%
Electric Utilities 3.5%
Electrical Equipment 3.2%
Consumer Finance 2.8%
Other Industries
#
48.0%
100.0%
Top Holdings
2
JPMorgan Chase & Co. 4.5%
U.S. Treasury Bills, 3/18/2021 3.2%
Medtronic plc 3.1%
Berkshire Hathaway, Inc., Class B 2.9%
Morgan Stanley 2.8%
Goldman Sachs Group, Inc. (The) 2.7%
Alphabet, Inc., Class A 2.6%
Freeport-McMoRan, Inc. 2.5%
AbbVie, Inc. 2.4%
Eaton Corp. plc 2.4%
Other Holdings
#
70.9%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

30 - Fund Commentary - December 31, 2020 - NVIT Mellon Dynamic U.S. Equity Income Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 1.49% 8.86% 9.68% 3/24/2009
Class II 1.39% 8.67% 9.50% 3/24/2009
Class X N/A N/A 16.46%* 9/4/2020
Class Z N/A N/A 16.41%* 9/4/2020
Russell 1000
®
Value Index 2.80% 9.74% 10.50%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.90% 0.90%
Class II 1.15% 1.07%
Class X 0.77% 0.77%
Class Z 1.02% 1.02%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
N/A – Not Applicable.
*
Not Annualized.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Mellon Dynamic U.S. Equity Income Fund - December 31, 2020 - Fund Commentary - 31
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the American Century NVIT Multi Cap Value Fund versus performance of the Russell 1000
®
Value Index over the 10-year period ended 12/31/20. Unlike the Fund, performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Mid Cap Value Fund
For the annual period ended December 31, 2020, the NVIT
Multi-Manager Mid Cap Value Fund (Class II) returned -1.14%
versus 4.96% for its benchmark, the Russell Midcap
®
Value
Index. For broader comparison, the median return for the
Fund’s Morningstar
®
peer category, Mid-Cap Value (consisting
of 415 funds as of December 31, 2020), was 2.80% for the
same period. Performance for the Fund’s other share classes
versus the Fund’s benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diverse investment strategies. Therefore, the views of the individual managers are independent and may appear to be contradictory.
Please note that each subadviser wrote its commentary
to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by:
American Century Investment Management, Inc.; Thompson,
Siegel & Walmsley LLC; and WEDGE Capital Management,
L.L.P.
The following commentary is provided by American Century
Investment Management, Inc.:
Portfolio Review
Equity markets rose. Broad U.S. equity markets ended the
year higher despite volatility in the first quarter, when markets plunged dramatically on pandemic fears and heightened global economic uncertainty. Stocks rapidly entered bear market
territory as coronavirus containment efforts disrupted economic activity and fueled massive unemployment. Stocks recovered
ground in the second quarter after the Fed intervened with
several aggressive stimulus measures and Congress passed
a $2 trillion economic relief package. This market recovery
extended through the second half of the year, supported by
stronger-than-expected economic and earnings growth. The
approval of several COVID-19 vaccines and the passage
of additional fiscal stimulus measures supported robust
fourth-quarter gains. Against this backdrop, large-cap stocks outperformed mid- and small-cap stocks. Growth stocks
outperformed value.
Materials detracted from Fund performance. The Fund’s
lack of exposure to the cyclical metals and mining and
chemicals industries detracted from returns. An underweight
in communication services dampened results. Not owning
outperforming stocks in the interactive media and services
industry weighed on relative performance, as those stocks
were strong performers during the pandemic.
Real estate was an area of strength. The Fund continued its
notable underweight in the real estate sector, which positively impacted performance. Stock selection in information
technology also aided relative performance. Comerica
underperformed for the reporting period. Lower interest rates and increased credit risk from worsening economic conditions in the first half of the year drove this bank stock to underperform.
Another detractor was the company, Newmont. Lack of
exposure to the gold mining stock detracted from performance.
Market speculation over lower U.S. interest rates, the dollar’s weakness and geopolitical tensions in the Middle East boosted the price of gold and gold mining stocks. ConocoPhillips. This energy exploration and production company underperformed
on concerns regarding lower oil prices, which would negatively impact the company’s free cash flow and return on invested
capital.
Applied Materials contributed to performance. This
semiconductor equipment company benefited from strong
trends in key end markets and demand for connectivity during the pandemic. Hologic, a medical device company outperformed due to significant sales for its COVID-19 test. The economics of the test are extremely favorable as Hologic is able to capture three times the revenue of its core diagnostics tests with better gross margins. Also, Xcel Energy helped Fund performance.
Along with other utilities, this Minnesota-based electric and gas company held its value better during the first-quarter market decline. Xcel also outperformed many other utilities because it is a fully regulated, higher-quality utility with a low range of outcomes.
Positioning for the Future
We do not rely on impending catalysts in our process. Investors wonder if there are impending catalysts that might bring about a long-awaited and lasting shift toward value stocks. We believe value catalysts are embedded in our security selection. Our
process involves buying higher-quality companies trading at a discount to fair value. We believe our fundamental analysis leads us to companies that are undervalued for transitory reasons, and their shares will inherently revert at some point. Relying on catalysts can be precarious. When a catalyst becomes
recognizable to the market, the corresponding securities may have already become less attractive on a relative risk/reward basis.
Value opportunities in health care. Positive long-term
demographic trends support demand for companies in the
health care sector. We prefer more stable companies such as
pharmaceutical distributors and those offering discretionary products and services that are likely to rebound in a post-
pandemic economy.
Notable exposure to consumer staples. Companies in the
consumer staples sector generally offer strong defensive
characteristics. Furthermore, we believe many of our holdings have taken steps to improve operations and strengthen their
balance sheets.
Significant exposure to financials. We believe the financials sector offers select higher-quality companies that fit our
process. We prefer trust banks and other financials that risk minimal capital as part of their business model. Our exposure

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2020 - Fund Commentary - 33
to banks focuses on those we think are more likely to manage credit successfully through the ups and downs of the business cycle.
Disruption themes continue in 2021. The pandemic accelerated paradigm-shifting structural trends. For example, de-
densification has reshaped the real estate market as millennials migrate from urban cores, boosted by low mortgage interest rates and the acceptance of work-from-home practices. Declining
technology costs and growing environmental concerns have
created opportunities for utilities to transition power generation from coal and natural gas to renewable sources such as solar and wind. In addition, we believe government entities will
support renewables by enacting policies intended to combat
global warming. These and other significant themes may create investment opportunities while increasing the importance of
fundamental analysis and security selection.
The Fund invests in derivatives through the foreign exchange forward hedge contracts to offset the inherent currency risks of holding foreign securities. Exposure to derivatives did not have a material effect on performance in the period.
The Fund did not experience any liquidity events that had a
material impact on performance.
There has been no material financial impact as LIBOR is
phased out.
Subadviser:
American Century Investment Management, Inc.
Portfolio Managers:
Phillip N. Davidson, CFA; Michael Liss, CFA; Kevin Toney,
CFA; and Brian Woglom, CFA
The following commentary is provided by Thompson, Siegel &
Walmsley LLC:
The TSW sleeve of the NVIT Multi-Manager Mid Cap Value
Fund underperformed the benchmark over the past twelve
months, but the performance shortfall of 63 basis points
(gross of fees) was less than we expected given the significant headwinds for value investing. For broader context, while
growth has outperformed value for more than a decade, in
most of this period the markets have generally rewarded
stocks exhibiting superior fundamentals, growth prospects,
and attractive valuations. However, this changed beginning
in early to mid-2017 and has continued through 2020 where
valuation has been severely penalized to a degree we have not seen in our investment careers. As a reminder, TSW applies
a consistent value approach focused on identifying stocks we believe are mispriced and have potential to re-rate based on our identification of meaningful catalysts – with this approach our Fund has remained at a consistent valuation discount to the index which has posed a headwind in the current environment.
In 2020, it has been a continuation of the backdrop described over the last few years, and arguably an escalation of the
disconnect described. Though the market’s disconnect with
valuation remains, we believe it presents a fantastic opportunity set for our disciplined approach.
The 2020 market environment was marked by significant
rotation into what was in or out of favor and severe penalization for valuation. The market has also undoubtedly been hyper
short-term focused, which combined with the lack of valuation consideration has provided ample opportunity on a relative
basis from a risk/reward perspective. Our approach in this
environment has been to be acutely aware of the financial
health and sustainability of a business given the uncertainty, and to look past near-term headwinds and conduct valuation
based on normalized cash flow levels over the medium- to long-
term. Ultimately, our ability to transact quickly and adherence to sound risk management through construction of a balanced
Fund of idiosyncratic names, has helped the strategy keep up in an environment that otherwise was acutely unfavorable.
The leading economic industries, in terms of contribution to the
Mid Cap Value Fund's relative return, were Energy, Health Care, and Real Estate. Within Energy we continued to benefit from
our underweight to oil producers given weakness in the sector, and overall positive stock selection across a diversified mix of companies. Our top holdings included two primarily natural gas producers, Antero Resources and EQT, both of which benefited from a more positive natural gas backdrop driven by reduced
supply in the sector and improvement in cash flow generation.
We eliminated Antero Resources in the third quarter for more favorable risk/reward opportunities.
Within Health Care we had fairly broad-based success across
the industry. Top performers included Alexion Pharmaceuticals and United Therapeutics. Alexion Pharmaceuticals, a
biotechnology company focused on the development of
drugs treating rare auto-immune diseases, outperformed the
index and peers given its attractive high margin business,
competitive position among peers, and strong balance sheet.
It later received a take-out offer from AstraZeneca. United
Therapeutics (UTHR), a biotechnology company focused
primarily on drug development treating pulmonary hypertension, moved higher on positive development in their drug line-up, a generally inelastic demand profile, and more recently sent a positive signal to the marketplace for their voucher payment to the FDA to expedite the review process of their Tyvaso drug.
Lastly, within Real Estate, our underweight allocation was
the primary driver of relative performance due to continued
weakness in the industry.
The primary detractors from relative performance were Utilities,
Basic Materials, and Industrials. Within Utilities, our primary detractor was FirstEnergy Corp. (FE) and specific positions in more non-traditional Utilities that did not garner demand, despite no notable change in their fundamental outlook. FE separated its power generation business, First Energy Solutions (FES), in
2019. Recently, allegations have been made that through the
separation process, payments were inappropriately made to a
controversial political action committee that is at the center of an investigation. Our investment thesis has been centered on

34 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Mid Cap Value Fund
an expected re-rating of the stock following the likely separation of FES, which would allow the market to appropriately value
the remaining regulated utility business in-line with peers. We continue to believe the risk/reward is attractive at current levels but acknowledge the uncertainty which is why we reduced the
position.
Within Basic Materials, our underweight allocation to the
outperforming industry was the sole driver of detraction from relative return. Lastly, within Industrials, our underperformance was almost exclusively driven by our underweight position
and ultimately by names we did not own in sectors such as
machinery and building products where valuation has remained at a premium. At the stock level, Alliance Data Systems, a
provider of transaction-based marketing and customer loyalty solutions, was the primary detractor driven by exposure to
the retail sector and a likely delay in the sale of their loyalty business. We ultimately eliminated the position in the third quarter for more favorable risk/reward opportunities.
Derivatives were not utilized in the TSW sleeve of the NVIT
Multi-Manager Mid Cap Value Fund.
Subadviser:
Thompson, Siegel & Walmsley LLC
Portfolio Managers:
R. Michael Creager, CFA and Brett P. Hawkins, CFA
The following commentary is provided by WEDGE Capital
Management, L.L.P.:
The top contributors for the year-to-date period ending in
October included stock selection within Retail (Qurate Retail was up 40%), Energy (EQT Corporation was up 40%), and
Telecom (Liberty Broadband was up 28%). WEDGE continues
to hold all three securities within these three sectors.
The top detractors through October included stock selection
within Finance (EPR Properties fell 65% and AerCap Holdings
dropped 60%), Healthcare (Universal Health Services was
down 24%), and Utilities (FirstEnergy Corporation fell 39%).
WEDGE continues to hold all of these securities with the
exception of FirstEnergy Corporation.
The relative underperformance was caused by poor stock
selection within Finance, Healthcare, and Utilities. In hindsight, a deeper unpredictable linkage existed as the Mid Cap Fund
performance was negatively impacted by the uniqueness of
the market downturn during the first part of the year. WEDGE’s investment process employs robust due diligence on what the
downside risk is for each company in the Fund during potential times of recession. However, the economic downturn as a
result of the public health response to COVID-19 was not a
normal recession. Businesses which have previously been
considered high-quality safe havens were forced to shore-up
cash on their balance sheets and access their credit revolvers.
And contrary to previous stock market collapses, low valuation failed to protect on the downside as the stocks with the lowest price/earnings multiples fell the farthest.
The WEDGE sleeve did not invest in any derivative instruments during the reporting period.
The Fund did not experience any liquidity events during the
reporting period.
The Fund did not experience any impacts from LIBOR.
Subadviser:
WEDGE Capital Management, L.L.P.
Portfolio Managers:
John Carr, John Norman and Brian Pratt, CFA
The Fund is subject to the risks of investing in equity securities
(including mid-sized companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and
economic developments, and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
Value funds may underperform other funds that use different
investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions
independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2020 - Fund Commentary - 35
Asset Allocation
1
Common Stocks 95.3%
Repurchase Agreements 3.1%
Exchange Traded Fund 1.1%
Forward Currency Contracts
†
(0.0)%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Insurance 9.6%
Health Care Providers & Services 6.1%
Media 5.9%
Food Products 5.6%
Electric Utilities 3.6%
Equity Real Estate Investment Trusts (REITs) 3.6%
Capital Markets 3.5%
Oil, Gas & Consumable Fuels 3.1%
Banks 3.0%
Health Care Equipment & Supplies 2.9%
Other Industries
#
53.1%
100.0%
Top Holdings
2
Dollar Tree, Inc. 1.6%
UGI Corp. 1.4%
Zimmer Biomet Holdings, Inc. 1.4%
Alexion Pharmaceuticals, Inc. 1.4%
Post Holdings, Inc. 1.3%
Arch Capital Group Ltd. 1.3%
Molson Coors Beverage Co., Class B 1.2%
Northern Trust Corp. 1.2%
Fidelity National Financial, Inc. 1.1%
Vistra Corp. 1.1%
Other Holdings
#
87.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

36 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Mid Cap Value Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (1.07)% 7.41% 9.71% 3/24/2008
Class II (1.14)% 7.31% 9.57% 3/24/2008
Russell Midcap
®
Value
Index 4.96% 9.73% 10.49%
Expense Ratios
Gross
Expense
Ratio
^
Expense
Ratio
^
Class I 1.00% 0.95%
Class II 1.09% 1.04%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2020 - Fund Commentary - 37
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Multi-Manager Mid Cap Value Fund versus performance of the Russell Midcap
®
Value Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

38 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Small Cap Growth Fund
For the annual period ended December 31, 2020, the NVIT
Multi-Manager Small Cap Growth Fund (Class I) returned
40.89%* versus 34.63% for its benchmark, the Russell 2000
®
Growth Index. For broader comparison, the return for the
Fund’s Morningstar insurance funds peer category, Small
Growth (consisting of 616 funds as of December 31, 2020),
was 36.87% for the same period. Performance for the Fund’s
other share classes versus the Fund’s benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to different Subadviser. The Fund strives to benefit from the Subadviser’ s specializations and diverse investment strategies. Therefore, the views of the individual managers
are independent and may appear to be contradictory. Please
note that each Subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by Invesco Advisers, Inc. and
Wellington Management Company LLP.
The following commentary is provided by Invesco Advisers,
Inc.:
The Information Technology, Health Care and Industrials sectors contributed most to the portfolio during the time period. Coupa
Software, Inc., Repligen Corporation and Freshpet Inc. were the largest contributors for individual securities during the time period.
The portfolio no longer holds Coupa Software, Inc.
The Consumer Discretionary, Materials and Energy sectors detracted most to the portfolio during the time period. Boot Barn
Holdings, Inc., Bright Horizons Family Solutions, Inc., and Anaplan, Inc. were the largest detractors amongst the portfolio’s individual securities during the time period. The portfolio no longer holds any of these securities.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
The Fund did not experience any impacts from LIBOR.
Impacts by COVID-19 have been universal, unfortunately.
We have adapted quickly and easily to the post COVID-19
environment. All members of the investment team are working
remotely from home. Communication technology has allowed
us to interact with team members, clients, companies and
industry specialists quite easily, effectively and when needed.
Subadviser:
Invesco Advisers, Inc.
Portfolio Managers:
Ash Shah, CFA, CPA; and Ronald J. Zibelli Jr., CFA
The following commentary is provided by Wellington
Management Company LLP:
Contributors by Sector/Country/Currency
Sector, Country, Currency Period Return (%) Portfolio Impact (bps)
Information Technology 78.33 865
Health Care 73.06 593
Industrials 44.22 250
Contributors by Security
Security Name Period Return (%) Portfolio Impact (bps) Current Holding (Y/N)
Coupa Software, Inc. 100.24 270 N
Repligen Corporation 107.17 266 Y
Freshpet Inc 140.29 244 Y
Detractors by Sector
Sector, Country, Currency Period Return (%) Portfolio Impact (bps)
Consumer Discretionary 15.61 -248
Materials -7.37 -23
Energy -46.36 -13
Detractors by Security
Security Name Period Return (%) Portfolio Impact (bps) Current Holding (Y/N)
Boot Barn Holdings, Inc. -54.97 -184 N
Bright Horizons Family
Solutions, Inc.
-25.92 -103 N
Anaplan, Inc. -44.73 -92 N

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2020 - Fund Commentary - 39
United States (U.S.) equities, as measured by the S&P 500
®
Index posted positive results over the trailing 12-month period ending December 31, 2020. U.S. equities ended the first quarter sharply lower after achieving record-highs in February, as the coronavirus spread rapidly throughout the country, causing
unprecedented market disruptions and financial damage, and
heightening fears of a severe economic downturn. Many states adopted extraordinary measures to fight the contagion, while companies shuttered stores and production, withdrew earnings guidance, and drew down credit lines at a record pace as
borrowing costs soared. Volatility surged to extreme levels, and the S&P 500 Index suffered its fastest-ever decline into a bear market.
U.S. equities ended the second quarter higher after an
extraordinary rally drove U.S. stocks to their largest quarterly gain since the fourth quarter of 1998. The unprecedented
scale of the fiscal and monetary stimulus implemented by
Congress and the U.S. Federal Reserve (Fed) in response to
the pandemic was the most influential driver of the market’s rebound in the second quarter. Risk sentiment eased at the
end of the quarter on concerns about a sharp rise in infections in some southern and western states, the rapid speed of the
market’s rebound, and cautious economic-outlook comments
from the Fed.
In the third quarter, U.S. equities extended their strong rally, with markets bolstered by substantial monetary support from
the Fed, a broadening U.S. economic recovery, better-than-
expected corporate earnings, and promising trials for COVID-19 vaccines. The U.S. economy gradually recovered during the
quarter; however, the path to a sustainable economic recovery was clouded by concerns about a resurgence in COVID-19
infections in many areas of the country, an undetermined
timeline for vaccines, high unemployment, elevated debt
burdens, and uncertainty about additional fiscal stimulus. In
September, the S&P 500 Index declined for the first time in five months. The Fed signalled that it expects to hold interest rates near zero until inflation is on track to moderately exceed 2%.
During the fourth quarter U.S. equities rallied, bolstered
by better-than-expected third-quarter earnings, economic
resilience, substantial monetary support from the Fed, and
optimism that vaccines will support a broad reopening of the U.S.
economy in 2021. A sharp escalation in COVID-19 infections
across the country and renewed restrictions to curb the spread of the virus were overshadowed by highly encouraging vaccine developments. In December, the government unveiled a long-
awaited fifth stimulus package, worth approximately U.S. $900 billion. The Fed committed to purchasing at least U.S. $120
billion of U.S. government debt per month. Joe Biden was
elected president after a closely contested election, removing a key element of uncertainty for the market. Third quarter
earnings results for companies in the S&P 500 Index were
significantly better than expected.
Returns during the period varied by market-cap. Small-cap
stocks, as measured by the Russell 2000 Index, and large-cap stocks, as measured by the S&P 500 Index, outperformed mid-
cap stocks, as measured by the S&P MidCap 400 Index.
The Wellington-managed portion of the portfolio underperformed the Russell 2000 Growth Index during the period. Weak
selection within industrials, financials, and real estate detracted from relative performance and was partially offset by stronger selection within the consumer staples, communication services, and information technology sectors. Sector allocation, a
residual of our bottom-up stock selection process, slightly
detracted from relative performance. Overweight allocations
to consumer discretionary, financials, and consumer staples
detracted most from relative performance. This was partially offset by underweight positions in utilities and real estate, as well as an overweight to industrials.
The top relative detractors from performance were an
underweight to Plug Power (industrials), not owning benchmark constituent Quidel (health care), and an out of benchmark
position in Caleres (consumer discretionary). Plug Power is an alternative energy provider. Shares of the company rose over the period. Shares of Quidel rose following the U.S. Food and
Drug Administration (FDA)’s authorization for the company's
rapid-result COVID-19 tests. For the third quarter of 2020, the healthcare company reported revenue of $476.1 million, an
impressive $276% year-over-year increase and earnings per
share rose to $5.33 compared to the $0.38 it recorded during the prior-year quarter. Shares of Caleres, a footwear apparel company, fell during the period. Shares fell sharply in the first quarter of 2020 as a slowdown in retail demand throughout
the U.S. in response to COVID-19 weighed on the stock price.
Share prices partially recovered towards the end of the year.
The company announced fiscal third quarter revenues and
profits that beat expectations. The Fund eliminated its position in the stock during the period.
Among the top contributors to relative performance during
the period were overweight positions in Five9 (information
technology), MyoKardia (health care) and Cardlytics
(communication services). Shares of Five9, a provider of
cloud-based software for contact centers, ended the period
higher. The stay-at-home economy as a result of the COVID-19 pandemic benefitted the stock price. Shares of Cardlytics, a purchase-intelligence technology company, ended the period
higher. Recently, the company reported third quarter results that beat revenue and EPS consensus estimates. Financial
institution monthly active users grew 26% over the period.
Several sell-side analysts subsequently raised their price
targets, pushing shares higher. MyoKardia shares also rose
during the period. The company announced in October that
Bristol Myers Squibb will acquire the pharmaceutical firm for
$13.1 billion. The acquisition was successfully completed in
November.
The portfolio utilized exchange traded Funds (ETFs) during the period to equitize cash. The positions did not have a material impact on the Fund during the period.
There was no impact to the portfolio performance as a result of the change to LIBOR.

40 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Small Cap Growth Fund
In addition to the above, which discusses portfolio performance, we would highlight that our exposure to banks and stock
selection in industrials had an impact to portfolio performance as a result of COVID-19.
Subadviser:
Wellington Management Company LLP
Portfolio Manager:
Mammen Chally, CFA; Douglas McLane, CFA; and David
Siegle, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price
changes than more-established stocks. The Fund also is
subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Growth funds may underperform other funds that use different investing
styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s Subadviser makes investment decisions
independently, and it is possible that the security selection process of one Subadviser will not complement that of another
Subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single Subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.0%
Repurchase Agreements 9.1%
Liabilities in excess of other assets
§
(8.1)%
100.0%
Top Industries
2
Biotechnology 11.3%
Software 10.8%
Semiconductors & Semiconductor Equipment 7.0%
Health Care Equipment & Supplies 6.8%
Machinery 5.1%
Life Sciences Tools & Services 3.9%
IT Services 3.3%
Hotels, Restaurants & Leisure 3.0%
Health Care Providers & Services 2.9%
Building Products 2.8%
Other Industries
#
43.1%
100.0%
Top Holdings
2
Freshpet , Inc. 1.6%
Lattice Semiconductor Corp. 1.3%
TopBuild Corp. 1.2%
Repligen Corp. 1.1%
Amedisys , Inc. 1.1%
Inspire Medical Systems, Inc. 1.1%
Varonis Systems, Inc. 1.1%
Monolithic Power Systems, Inc. 1.1%
Five9, Inc. 1.0%
Masimo Corp. 1.0%
Other Holdings
#
88.4%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2020 - Fund Commentary - 41
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 40.89% 18.95% 14.90% 5/3/1999
Class II 40.51% 18.65% 14.62% 3/7/2002
Russell 2000
®
Growth
Index 34.63% 16.36% 13.48%
Expense Ratios
Gross
Expense
Ratio
^
Expense
Ratio
^
Class I 1.14% 1.09%
Class II 1.39% 1.34%
^
Current effective prospectus dated April 29, 2020 (as revised July 6. 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

42 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Small Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Cap Growth Fund versus performance of the Russell 2000
®
Growth Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2020 - Fund Commentary - 43
For the annual period ended December 31, 2020, the NVIT
Multi-Manager Small Cap Value Fund (Class I) returned 5.15%
versus 4.63% for its benchmark, the Russell 2000
®
Value Index.
For broader comparison, the return for the Fund’s Morningstar
®
insurance funds peer category, Small Value (consisting of 416 funds as of December 31, 2020), was 3.78% for the same
period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diverse investment strategies. Therefore, the views of the individual managers
are independent and may appear to be contradictory. Please
note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
The Fund is managed by Jacobs Levy Equity Management
Inc., and WCM Investment Management.
The following commentary is provided by Jacobs Levy Equity
Management Inc.:
Market Conditions
In 2020, U.S. equities hit an all-time high in February, crashed into a bear market by mid-March, then surged to record highs by year-end, as the broad equity market gained almost 21% for the year. The Covid-19 pandemic disrupted the global economy, which led to pain in stocks tied to the physical economy and inflated a bubble in the virtual economy stay-at-home stocks.
Through the third quarter, the market exhibited very narrow
performance leadership, with outsized gains concentrated
among the “FAAMNG” stocks. Shares of high-momentum, large
cap growth stocks, mostly in the technology and consumer
discretionary sectors outperformed, while small cap and value stocks lagged. For example, the Russell Top 200 Growth Index was up nearly 27% year-to-date through September 30, 2020,
while the Russell 2000 Value Index was down more than
21%—a 48 percentage point return difference that exceeded
the differential reached during the internet bubble.
Jacobs Levy’s investment process is engineered to combine
human insight and intuition, finance and behavioural theory, and quantitative and statistical methods. The firm’s stock selection process entails sophisticated modelling a large number of
stocks and proprietary factors using financial statements,
analyst forecasts, corporate management signals, economic
data and security pricing, as well as alternative data sources.
Based on the fundamental valuations and opportunities
discovered by our factor models, we forecast expected returns for every security in our investment universe. Portfolios are diversified across individual stocks, industries, and sectors.
As COVID-induced dislocations unfolded, our dynamic
investment process positioned the Fund to take advantage of
the significant opportunities created. Our investment system increased our exposure to factors it found attractive, including value, smallness, financial leverage, and reversals, while
decreasing our exposure to factors it found unattractive such as growth, momentum, and low volatility. The Fund did not
experience any liquidity events that had a material impact on performance.
Attribution Summary
In 2020, security selection in Financials, Information Technology, and Industrials benefited the Fund, although security selection in Energy and Real Estate detracted from performance. An
underweight of Utilities and an overweight of Health Care
helped, while an underweight of Consumer Staples hurt.
Jacobs Levy did not use derivatives in the management of the
Fund.
Jacobs Levy invests exclusively in equity securities publicly traded in the United States. NVIT Multi Manger Small Cap
Value Fund managed by Jacobs Levy is a long only Fund
benchmarked against the Russell 2000 Value Index. We do not
anticipate the LIBOR transition event having any impact on the
Fund.
Subadviser:
Jacobs Levy Equity Management Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
The following commentary is provided by WCM Investment
Management:
The top three contributing sectors to the Fund from January
1, 2020 to December 31, 2020 were Financials, Energy and
Utilities. Within Financials, stock selection was the primary contributor to performance. Our avoidance of the poor
performing Energy and Utilities sectors positively impacted
performance as well.
The top three contributing securities over that time period were
Focus Financial Partners (FOCS), Virtus Investment Partners
(VRTS) and Emergent BioSolutions (EBS). The Fund continues
to hold all three securities.
The bottom three detracting sectors to the Fund from January
1, 2020 to December 31, 2020 were Industrials, Consumer
Discretionary and Communication Services. Within Industrials,
our exposure to the Business Services Industry left us with
several businesses that saw revenues stop earlier in the year.
While those companies detracted from performance in 2020, we believe they are set up well for a recovery. Additional detractors included stock selection within the Consumer Discretionary
and Communication Services sector.
The bottom three detracting securities over that time period were Emerald Holding Inc. (EEX), SP Plus Corporation (SP)
and Jones Lang LaSalle Inc. (JLL). The Fund sold Emerald
Holding Inc. (EEX) back in March, as the company was facing a

44 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Small Cap Value Fund
potential multi-year recovery due to the major impact COVID-19 had on the business. The Fund continues to hold the other two securities.
The pandemic hurt several businesses in the Fund when the
stay-at-home orders were in place. The uncertainty surrounding when lockdowns would be lifted caused revenues to virtually
stop in some industries and stock prices to tumble. In other, higher-growth areas, however, the opposite occurred. The
pandemic was helpful to businesses that helped people work /
educate from home, biotech firms searching for treatments or vaccines, and other health care-related companies. As these
are areas typically underrepresented in the Fund due to its
quality value investing style, the Fund’s sleeve underperformed relative to the benchmark.
The Fund’s sleeve did not invest in derivatives during the
reporting period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
WCM Investment Management LLC
Portfolio Managers:
Jonathon Detter, CFA; Anthony B. Glickhouse, CFA; and
Patrick McGee, CFA
*High double-digit returns are unusual and cannot be sustained.
† “FAAMNG” is a grouping of investments comprised of
Facebook, Amazon, Apple, Microsoft, Netflix and Alphabet
(formerly known as Google). Also known as “Big Tech”.
The Fund is subject to the risks of investing in equity securities, including small companies and special situation companies.
Smaller companies involve greater risk than larger, more-
established companies because smaller companies: 1) usually
are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have
more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-
unpredictable price changes than more-established stocks. The
Fund may invest in real estate investment trusts (REITs), which are subject to abrupt or erratic price movements and generally lack liquidity. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Value funds may underperform
other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions
independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2020 - Fund Commentary - 45
Asset Allocation
1
Common Stocks 97.2%
Repurchase Agreements 5.6%
Rights
†
0.0%
Liabilities in excess of other assets (2.8)%
100.0%
Top Industries
2
Commercial Services & Supplies 9.3%
Banks 6.5%
Capital Markets 6.3%
Electronic Equipment, Instruments & Components 4.2%
Insurance 3.9%
Machinery 3.7%
Auto Components 3.1%
Semiconductors & Semiconductor Equipment 3.1%
Oil, Gas & Consumable Fuels 2.9%
Real Estate Management & Development 2.8%
Other Industries
#
54.2%
100.0%
Top Holdings
2
Virtus Investment Partners, Inc. 2.9%
Focus Financial Partners, Inc., Class A 2.8%
Jones Lang LaSalle, Inc. 2.2%
UniFirst Corp. 2.1%
ePlus , Inc. 2.1%
Manhattan Associates, Inc. 1.9%
Enstar Group Ltd. 1.8%
CMC Materials, Inc. 1.8%
Addus HomeCare Corp. 1.7%
Crane Co. 1.6%
Other Holdings
#
79.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

46 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Small Cap Value Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 5.15% 7.37% 8.71% 10/31/1997
Class II 4.95% 7.12% 8.43% 10/31/1997
Class IV 5.15% 7.39% 8.71% 4/28/2003
Russell 2000
®
Value Index 4.63% 9.65% 8.66%
Expense Ratios
Gross
Expense
Ratio
^
Expense
Ratio
^
Class I 1.13% 1.06%
Class II 1.38% 1.31%
Class IV 1.13% 1.06%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2020 - Fund Commentary - 47
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Value Fund
versus performance of the Russell 2000
®
Value Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

48 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Small Company Fund
For the annual period ended December 31, 2020, the NVIT
Multi-Manager Small Company Fund (Class I) returned
22.69%* versus 19.96% for its benchmark, the Russell 2000
®
Index. For broader comparison, the median return for the
Fund’s Morningstar
®
insurance funds peer category, Small
Blend (consisting of 671 funds as of December 31, 2020), was
10.60% for the same period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund
strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may appear to be contradictory. Please
note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by: Invesco Advisers, Inc. and Jacobs
Levy Equity Management, Inc.
The following commentary is provided by Invesco Advisers, Inc.
The Information Technology, Health Care and Industrials sectors contributed most to the portfolio during the time period. Coupa
Software, Inc., Repligen Corporation and Monolithic Power Systems were the largest contributors for individual securities during the time period. The portfolio no longer holds Coupa Software, Inc.
The Consumer Discretionary, Materials and Energy sectors detracted most to the portfolio during the time period. Boot Barn
Holdings, Inc., Bright Horizons Family Solutions, Inc., and Anaplan, Inc. were the largest detractors amongst the portfolio’s individual securities during the time period. The portfolio no longer holds any of these securities.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
The Fund did not experience any industry impacts from LIBOR.
Impacts by COVID-19 have been universal, unfortunately.
We have adapted quickly and easily to the post COVID-19
environment. All members of the investment team are working
remotely from home. Communication technology has allowed
us to interact with team members, clients, companies and
industry specialists quite easily, effectively and when needed.
Subadviser:
Invesco Advisers, Inc.
Portfolio Managers:
Ash Shah, CFA, CPA; and Ronald J. Zibelli Jr., CFA
The following commentary is provided by Jacobs Levy Equity
Management, Inc.:
Contributors by Sector/Country/Currency
Sector, Country, Currency Period Return (%) Portfolio Impact (bps)
Information Technology 78.59 865
Health Care 72.96 566
Industrials 44.39 257
Contributors by Security
Security Name Period Return (%) Portfolio Impact (bps) Current Holding (Y/N)
Coupa Software, Inc. 100.24 283 N
Repligen Corporation 107.17 280 Y
Monolithic Power Systems, Inc. 107.46 256 Y
Detractors by Sector
Sector, Country, Currency Period Return (%) Portfolio Impact (bps)
Consumer Discretionary 15.48 -244
Materials -7.24 -22
Energy -46.36 -15
Detractors by Security
Security Name Period Return (%) Portfolio Impact (bps) Current Holding (Y/N)
Boot Barn Holdings, Inc. -54.97 -181 N
Bright Horizons Family
Solutions, Inc.
-25.92 -98 N
Anaplan, Inc. -44.73 -91 N

NVIT Multi-Manager Small Company Fund - December 31, 2020 - Fund Commentary - 49
In 2020, U.S. equities hit an all-time high in February, crashed into a bear market by mid-March, then surged to record highs by year-end, as the broad equity market gained almost 21%
for the year. The Covid-19 pandemic disrupted the global
economy, which lead to pain in stocks tied to the physical
economy and inflated a bubble in the virtual economy stay-at-
home stocks. Through the third quarter, the market exhibited very narrow performance leadership, with outsized gains
concentrated among the “FAAMNG” stocks. Shares of high-
momentum, large cap growth stocks, mostly in the technology
and consumer discretionary sectors outperformed, while small cap and value stocks lagged.
Jacobs Levy’s investment process is engineered to combine
human insight and intuition, finance and behavioral theory, and quantitative and statistical methods. The firm’s stock selection process entails sophisticated modeling of a large number of
stocks and proprietary factors using financial statements,
analyst forecasts, corporate management signals, economic
data and security pricing, as well as alternative data sources.
Based on the fundamental valuations and opportunities
discovered by our factor models, we forecast expected returns for every security in our investment universe. Portfolios are diversified across individual stocks, industries, and sectors.
As COVID-induced dislocations unfolded, our dynamic
investment process positioned the sleeve to take advantage
of the significant opportunities created. Our investment system increased our exposure to factors it found attractive, including value, smallness, financial leverage, and reversals, while
decreasing our exposure to factors it found unattractive such as growth, momentum, and low volatility. The sleeve did not
experience any liquidity events that had a material impact on performance.
In 2020, security selection in Financials, Information Technology, and Consumer Discretionary benefited the sleeve, although
security selection in Energy and Real Estate detracted from
performance. An underweight of Utilities and an overweight
of Health Care helped, while an underweight of Consumer
Staples hurt.
Jacobs Levy does not use derivatives in the management of
NVIT Multi Manager Small Company Fund sleeves.
Jacobs Levy invests exclusively in equity securities publicly traded in the United States. The Small Value (Russell 2000
Value) sleeve managed by Jacobs Levy is a long only sleeve
benchmarked against the Russell 2000 Value Index. We do not
anticipate the LIBOR transition event having any impact on the sleeve.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
*High double-digit returns are unusual and cannot be sustained.
† “FAAMNG” is a grouping of investments comprised of
Facebook, Amazon, Apple, Microsoft, Netflix and Alphabet
(formerly known as Google). Also known as “Big Tech”.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and
economic developments, and 4) have more-limited resources.
The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price
changes than more-established stocks. The Fund also is
subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The Fund may concentrate on specific sectors, subjecting it
to greater volatility than that of other mutual funds. The Fund uses both a growth style and a value style of investing and may underperform other funds that use different investing styles.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions
independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

50 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Small Company Fund
Asset Allocation
1
Common Stocks 98.9%
Repurchase Agreements 7.8%
Corporate Bonds
†
0.0%
Preferred Stock
†
0.0%
Rights
†
0.0%
Liabilities in excess of other assets
§
(6.7)%
100.0%
Top Industries
2
Banks 7.1%
Semiconductors & Semiconductor Equipment 5.3%
Software 5.3%
Machinery 4.9%
Biotechnology 4.7%
Health Care Equipment & Supplies 4.6%
Hotels, Restaurants & Leisure 3.1%
Auto Components 3.1%
Insurance 3.0%
Oil, Gas & Consumable Fuels 2.9%
Other Industries
#
56.0%
100.0%
Top Holdings
2
Repligen Corp. 1.0%
Lattice Semiconductor Corp. 1.0%
Monolithic Power Systems, Inc. 0.9%
Freshpet , Inc. 0.9%
International Game Technology plc 0.9%
Inspire Medical Systems, Inc. 0.9%
Masimo Corp. 0.8%
Pool Corp. 0.7%
Avalara, Inc. 0.7%
Cadence Bancorp 0.7%
Other Holdings
#
91.5%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Multi-Manager Small Company Fund - December 31, 2020 - Fund Commentary - 51
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 22.69% 13.43% 11.09% 10/23/1995
Class II 22.36% 13.15% 10.81% 3/5/2002
Class IV 22.72% 13.43% 11.09% 4/28/2003
Russell 2000
®
Index 19.96% 13.26% 11.20%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.10% 1.08%
Class II 1.35% 1.33%
Class IV 1.10% 1.08%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

52 - Fund Commentary - December 31, 2020 - NVIT Multi-Manager Small Company Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Company Fund versus performance of the Russell 2000
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Newton Sustainable U.S. Equity Fund - December 31, 2020 - Fund Commentary - 53
For the annual period ended December 31, 2020, the NVIT
Newton Sustainable U.S. Equity Fund (formerly Neuberger
Berman NVIT Socially Responsible Fund) (Class II) returned
13.34% versus 18.40% for its benchmark, the S&P 500
®
Index
(S&P 500). For broader comparison, the median return for the
Fund’s Morningstar
®
insurance funds peer category, Large
Blend (consisting of 1363 funds as of December 31, 2020), was
14.84% for the same period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
Newton became the subadviser to the fund on May 11, 2020.
This commentary offers performance commentary for the
reporting period from May 11, 2020 ended December 31, 2020.
Stock picking proved a source of strength in financials
and information technology (“IT”). An overweight to IT was
beneficial, as was an underweight to the health care sector. A void in energy aided relative performance as oil production cuts failed to adequately compensate for the demand destruction
arising from the coronavirus pandemic.
Qualcomm benefited as investors grew increasingly appreciative of its exposure to a 5G cycle that can see the company’s chip business return to peak-profitability. Shares surged after the chipmaker posted strong revenue projections and announced
a long-term licensing deal with China’s Huawei. The stock
received a further boost as a U.S. appellate court reversed an earlier antitrust ruling against the chipmaker in a case brought by the U.S. Federal Trade Commission.
Positive sentiment around companies in the electric vehicle
(“EV”) supply chain extended to lithium miner Albemarle. The stock rose swiftly following a victory for Joe Biden in the U.S.
Presidential election given the potential for more favourable
EV-related policy. We chose to take some profit over the end of the year. Although we retain our long-term conviction in the company, we felt that the upwards move in the stock may limit short-term upside.
Robust demand from consumers online continued to support
shares in Nike as investors also found comfort in the company’s strong digital presence and the prospects for its e-commerce business.
Stock selection in health care and communication services
disappointed, while an underweight to industrials also detracted from performance. The small portion of the portfolio held in cash acted as a drag against a backdrop of strongly rising equities.
Gilead Sciences detracted from relative returns. While
sentiment around the stock had been aided over the start of
the year by the development of its drug Remdesivir to treat
coronavirus, some doubts persisted around the durability of
the opportunity and long-term impact of the product. Second-
quarter results also underwhelmed somewhat on account of
coronavirus-related headwinds to the company’s HIV and HCV
franchises. We exited the stock during the fourth quarter given our sense that its recent $21 billion acquisition in the oncology area may not be enough to assuage concerns around the
company’s growth outlook in the nearer term.
International Flavors & Fragrances declined given some
lingering concern around the exposure of some of its categories to coronavirus disruption. However, with the pandemic
impacting many facets of our lives, we believe that people will continue to contemplate changes to their lifestyle in terms of their eating habits, healthiness, and overall wellness, a trend that bodes well for an innovative company such as IFF.
Cisco Systems released a disappointing set of results over
the third quarter as its core infrastructure division witnessed year-on-year revenue declines. Guidance also underwhelmed
as management adopted a downbeat view on the market that
the company is selling into. Although we found pressure on the business to be cyclical in nature, structural concerns drove our decision to sell. The company appears to be on the wrong side of technological changes, such as the shift to cloud computing, and market share is likely to be lost, in what are predominantly ex-growth end markets, unless management are prepared to
accept lower margins.
Since 2015, The Bank of England (the Bank) has been working
with the industry to identify an alternative Risk Free Rate
(RFR) to replace the London Interbank Offered Rate (LIBOR),
a global mandate set by the Financial Stability Board (FSB).
In April 2018, the Bank’s Working Group on Sterling Risk-Free
Reference Rates, (a group of major dealers active in sterling interest rate swap markets), selected the Sterling Overnight
Index Average (SONIA) for use in sterling derivatives and
relevant financial contracts.
For US domiciled products with USD performance benchmarks,
SOFR (Secured Overnight Financing Rate) has been identified
as the most likely replacement to LIBOR USD ahead of LIBOR’s decommissioning at the end of 2021. However, this will require discussion with Nationwide ahead of any such adoption.
The US equity market has been a strong performer, supported
by the unprecedented array of stimulus that has been deployed by central banks and governments globally in response to
the impact of coronavirus. The pandemic has undoubtedly
shone a light on those businesses with outdated software
and infrastructure, thus allowing for the digital transformation highlighted by our ‘Net Effects’ theme to be embraced even
more fully. Indeed, with the pandemic serving as an accelerator of change, businesses are responding rapidly in order to
become more adaptive. Having aided relative performance,
particularly over the start of the review period, we continue to hold positions in companies that are benefitting from this shift, supported by our ‘Net Effects’ and ‘Smart Revolution’ themes.
While the portfolio ceded some outperformance over the end
of the review period as a vaccine-driven market rotation into those cyclical stocks more sensitive to economic reopening
proved a modest headwind, we do have an exposure to those
businesses with more leverage to an eventual recovery in a

54 - Fund Commentary - December 31, 2020 - NVIT Newton Sustainable U.S. Equity Fund
range of industries. For example, the likes of Citigroup and
Goldman Sachs have contributed strongly over recent months.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Newton Investment Management Limited
Portfolio Managers:
Jeff Munroe; Yuko Takano; Rob Stewart
The Fund is subject to the risks of investing in equity securities
(including mid-sized companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Social policy funds may underperform other funds that do not have a social policy.
Value funds may underperform other funds that use different
investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.0%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Software 12.1%
Internet & Direct Marketing Retail 9.2%
IT Services 8.6%
Semiconductors & Semiconductor Equipment 8.4%
Technology Hardware, Storage & Peripherals 7.2%
Banks 6.6%
Health Care Equipment & Supplies 6.4%
Interactive Media & Services 4.6%
Chemicals 4.5%
Capital Markets 3.7%
Other Industries 28.7%
100.0%
Top Holdings
2
Apple, Inc. 7.2%
Microsoft Corp. 7.1%
Amazon.com, Inc. 6.7%
Alphabet, Inc., Class A 4.6%
Citigroup, Inc. 4.1%
QUALCOMM, Inc. 3.9%
Accenture plc, Class A 3.7%
Goldman Sachs Group, Inc. (The) 3.7%
Medtronic plc 3.4%
NIKE, Inc., Class B 3.3%
Other Holdings 52.3%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Newton Sustainable U.S. Equity Fund - December 31, 2020 - Fund Commentary - 55
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 13.36% 11.94% 11.25% 3/24/2008
Class II 13.34% 11.87% 11.15% 3/24/2008
S&P 500
®
Index 18.40% 15.22% 13.88%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.87% 0.81%
Class II 1.09% 0.87%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

56 - Fund Commentary - December 31, 2020 - NVIT Newton Sustainable U.S. Equity Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Newton Sustainable U.S. Equity Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Real Estate Fund - December 31, 2020 - Fund Commentary - 57
For the annual period ended December 31, 2020, the NVIT
Real Estate Fund (Class I) returned -5.39% versus -11.20%
for its benchmark, the Dow Jones U.S. Select Real Estate
Securities Index. For broader comparison, the median return for the Fund’s Morningstar
®
peer category, Real Estate (consisting
of 248 funds as of December 31, 2020), was -4.97% for the
same period. Performance for the Fund’s other share classes
versus its benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
United States (“U.S.”) equities, as measured by the S&P 500
®
Index posted positive results over the trailing 12-month period ended December 31, 2020. U.S. equities ended the first quarter sharply lower after achieving record highs in February, as the coronavirus spread rapidly throughout the country, causing
unprecedented market disruptions and financial damage and
heightening fears of a severe economic downturn. Many states adopted extraordinary measures to fight the contagion, while companies shuttered stores and production, withdrew earnings guidance, and drew down credit lines at a record pace as
borrowing costs soared. Volatility surged to extreme levels, and the S&P 500 Index suffered its fastest-ever decline into a bear market.
U.S. equities ended the second quarter higher after an
extraordinary rally drove U.S. stocks to their largest quarterly gain since the fourth quarter of 1998. The unprecedented
scale of the fiscal and monetary stimulus implemented by
Congress and the U.S. Federal Reserve (“Fed”) in response
to the pandemic was the most influential driver of the market’s rebound in the second quarter. Risk sentiment eased at the
end of the quarter on concerns about a sharp rise in infections in some southern and western states, the rapid speed of the
market’s rebound, and cautious economic-outlook comments
from the Fed.
In the third quarter, U.S. equities extended their strong rally, with markets bolstered by substantial monetary support from
the Fed, a broadening U.S. economic recovery, better-than-
expected corporate earnings, and promising trials for COVID-19 vaccines. The U.S. economy gradually recovered during the
quarter; however, the path to a sustainable economic recovery was clouded by concerns over a resurgence in COVID-19
infections in many areas of the country, an undetermined
timeline for vaccines, high unemployment, elevated debt
burdens, and uncertainty about additional fiscal stimulus. In
September, the S&P 500 Index declined for the first time in five months. The Fed signaled that it expects to hold interest rates near zero until inflation is on track to moderately exceed 2%.
During the fourth quarter U.S. equities rallied, bolstered
by better-than-expected third-quarter earnings, economic
resilience, substantial monetary support from the Fed, and
optimism that vaccines will support a broad reopening of the U.S.
economy in 2021. A sharp escalation in COVID-19 infections
across the country and renewed restrictions to curb the spread of the virus were overshadowed by highly encouraging vaccine developments. In December, the government unveiled a long-
awaited fifth stimulus package, worth approximately U.S. $900 billion. The Fed committed to purchasing at least $120 billion of U.S. government debt per month. Joe Biden was elected
president after a closely contested election, removing a key element of uncertainty for the market. Third quarter earnings results for companies in the S&P 500 Index were significantly better than expected.
The portfolio outperformed the Dow Jones U.S. Select Real
Estate Securities Index during the twelve-month period ending
December 31, 2020. Sector allocation was the primary driver of relative outperformance. An overweight position in real estate technology and underweight to retail-malls contributed most
to relative returns, while underweight positions in self-storage facilities and warehouse/logistics partially offset positive relative performance. Security selection also contributed to relative performance. Strong selection in office and multi-family was partially offset by weaker selection in lodging and real estate technology.
Top contributors to relative performance during the period
included out of benchmark holdings in Equinix, Inc. (real estate technology) and American Tower Corporation (real estate
technology), as well as an overweight position in Alexandria
Real Estate Equities, Inc. (office). Shares of U.S. Real Estate
Investment Trust (“REIT”) Equinix ended the period higher. The company reported strong third quarter revenue and profit that topped analyst's expectations and issued solid 2020 guidance.
Data center REITs fell during the period after positive data from another COVID-19 vaccine prompted investors to sell stocks that outperformed during the first year of the pandemic, and to buy retail and travel related REITs. The U.S. REIT, American Tower, also reported strong third-quarter results and raised its full-year
2020 outlook. The merger between T-Mobile and Sprint, which
closed this April, drove contractual lease cancelations and
non-renewals due to its tower site overlap for American Tower.
Despite the near-term slowdown, the company is expected
to remain on a solid growth trajectory over the medium-term.
Alexandria also contributed to relative results. The U.S. office
REIT recently reported solid third-quarter results. There are no signs of work from home pressures for the life sciences office
REIT as the company’s occupancy is up year-over-year, rent
collections are effectively 100%, and leasing for the quarter was robust with 1.2 million square feet leased in just the third quarter alone.
Top detractors from relative returns during the period included an underweight position in Public Storage (self-storage facilities), an out of benchmark holding in Red Rock Resorts, Inc. (lodging), and an overweight position in Essential Properties Realty
Trust, Inc. (specialty finance). The Fund eliminated shares of
Public Storage in March. The self-storage company recently
appointed two independent trustees to its board and said
activist investor Elliott Management has withdrawn its board nominees. The Fund sold its position initially as supply of self-
storage facilities had appeared to outpace demand resulting in a balanced risk-reward profile with limited upside in a cyclical rally environment. Red Rock Resorts was held in the Fund for a brief period in February. We eliminated the shares as gaming and casino operators were dramatically affected by business
closures and state lockdown procedures. Shares rallied into
the end of the year as news of a vaccine prompted prior COVID

58 - Fund Commentary - December 31, 2020 - NVIT Real Estate Fund
losers to drive higher. The Fund eliminated shares of Essential
Properties Realty in May as single-tenant leisure and dining tenants were the target of many social distancing and lockdown restrictions passed on by the states. Shares have rallied as lockdown measures have been lessened, but questions still
remain on whether we will fully reach prior utilization rates or settle somewhere lower.
The U.S. continues to struggle to contain COVID while Europe is potentially experiencing another surge. Suburban and rural locals are seeing a surge in migration as people leave cities for more space due to work and school from home. We believe
this trend may persist, driven in part by millennials shifting preferences. Suburbanization offers numerous investment
opportunities as households seek more space, including: single family rental, manufactured housing, home builders, timber,
and self-storage. We have increased our exposure broadly to
this group of stocks.
The high efficacy and subsequent approval of multiple vaccines provided a bottom in the markets in the fourth quarter of 2020 and the road map for a global economic recovery. For the most part markets are looking past near-term surges in COVID-19
case counts. While a positive second derivative in growth
and inflation is firmly in place for the next couple of quarters given easy comparisons, we anticipate the recovery will be
uneven both by sector and geography. We believe markets will transition from risk off/risk on in 2020 to idiosyncratic in 2021.
The Fund did not invest in derivatives during the reporting
period.
There were no industry impacts to the Fund from LIBOR during the reporting period.
Subadviser:
Wellington Management Company LLP
Portfolio Manager:
Bradford D. Stoesser
The Fund is a non-diversified fund, which means that a relatively high percentage of the Fund’s assets may be invested in a
limited number of issuers.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price,
2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited
resources. The Fund concentrates on investments in the real
estate investment trust (REIT) sector, subjecting it to greater volatility than that of other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT Real Estate Fund - December 31, 2020 - Fund Commentary - 59
Asset Allocation
1
Common Stocks 98.3%
Other assets in excess of liabilities 1.7%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 91.8%
Hotels, Restaurants & Leisure 4.7%
Health Care Providers & Services 2.3%
Real Estate Management & Development 1.2%
100.0%
Top Holdings
2
Prologis, Inc. 9.3%
Equinix , Inc. 7.1%
Brixmor Property Group, Inc. 4.6%
Healthpeak Properties, Inc. 4.5%
Alexandria Real Estate Equities, Inc. 4.2%
UDR, Inc. 3.9%
Sun Communities, Inc. 3.7%
American Homes 4 Rent, Class A 3.6%
VICI Properties, Inc. 3.6%
Crown Castle International Corp. 3.3%
Other Holdings 52.2%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

60 - Fund Commentary - December 31, 2020 - NVIT Real Estate Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (5.39)% 6.32% 7.73% 3/24/2008
Class II (5.70)% 6.07% 7.45% 3/24/2008
Dow Jones U.S. Select
Real Estate Securities
Index (RESI) (11.20)% 2.99% 7.50%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.93% 0.92%
Class II 1.18% 1.17%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Real Estate Fund - December 31, 2020 - Fund Commentary - 61
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Real Estate Fund versus performance of the Dow
Jones U.S. Select Real Estate Securities Index (RESI) over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

62 - Fund Commentary - December 31, 2020 - NVIT Wells Fargo Discovery Fund
For the annual period ended December 31, 2020, the NVIT
Wells Fargo Discovery Fund (formerly NVIT Multi-Manager Mid
Cap Growth Fund) (Class I) returned 60.90%* versus 40.47%
for its benchmark, the Russell 2500
®
Growth Index. For broader
comparison, the median return for the Fund’s Morningstar
®
insurance funds peer category, Mid-Cap Growth (consisting of
604 funds as of December 31, 2020), was 37.08% for the same
period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
During the reporting period, strong security selection within the health care, consumer discretionary, and information technology sectors drove performance. Substantial contributors included
iRhythm Technologies, Inc., MercadoLibre, Inc. and Twilio, Inc.,
all of which the Fund still holds. Detractors from investment results were dispersed across sectors. Select holdings in the consumer staples and industrials sectors – particularly with
WillScot Mobile Mini Holdings Corp, US Foods Holding Corp
and Lamb Weston Holdings, Inc. - hindered performance. The
Fund no longer hold positions in these three stocks.
The Fund was favorably positioned for the COVID-19 market
environment. By emphasizing companies on the “right side of
change”, the Fund was able to take advantage of the massive
shift to themes such as telemedicine, digital payments, and
ecommerce. These trends will likely continue for the foreseeable future. As economic growth remains scarce, secular growth
stocks, such as those that outperformed during 2020, should
have defensive qualities and continue to be rewarded with
premium valuations. Deep fundamental research is needed to
locate who is winning and losing in a world of rapid disruption.
While we are cautious on the markets overall, we remain
optimistic and confident in innovative companies that are
positioned on the “right side of change”.
During the reporting period, the Fund did not invest in
derivatives.
Additionally, the Fund did not experience any liquidity events or any impact from LIBOR during the reporting period.
Subadviser:
Wells Capital Management, Inc.
Portfolio Managers:
Michael T. Smith, CFA and Christopher J. Warner, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including mid-sized companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions
independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT Wells Fargo Discovery Fund - December 31, 2020 - Fund Commentary - 63
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreements 6.2%
Liabilities in excess of other assets
§
(5.5)%
100.0%
Top Industries
2
IT Services 17.0%
Health Care Equipment & Supplies 10.9%
Software 9.6%
Biotechnology 8.9%
Health Care Providers & Services 7.4%
Internet & Direct Marketing Retail 5.8%
Semiconductors & Semiconductor Equipment 4.0%
Aerospace & Defense 3.4%
Commercial Services & Supplies 3.4%
Hotels, Restaurants & Leisure 2.9%
Other Industries
#
26.7%
100.0%
Top Holdings
2
MercadoLibre , Inc. 2.9%
StoneCo Ltd., Class A 2.6%
MongoDB, Inc. 2.5%
Five9, Inc. 2.1%
Generac Holdings, Inc. 2.1%
Align Technology, Inc. 1.9%
Chipotle Mexican Grill, Inc. 1.9%
Casella Waste Systems, Inc., Class A 1.8%
Twilio , Inc., Class A 1.8%
Black Knight, Inc. 1.8%
Other Holdings
#
78.6%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

64 - Fund Commentary - December 31, 2020 - NVIT Wells Fargo Discovery Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 60.90% 22.84% 16.08% 3/24/2008
Class II 60.50% 22.52% 15.79% 3/24/2008
Russell 2500
®
Growth
Index 40.47% 18.68% 15.00%
Russell Midcap
®
Growth
Index 35.59% 18.66% 15.04%
Expense Ratios
Gross
Expense
Ratio
^
Expense
Ratio
^
Class I 0.88% 0.82%
Class II 1.13% 1.07%
^
Current effective prospectus dated April 29, 2020 (as revised July 6, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details.
Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Wells Fargo Discovery Fund - December 31, 2020 - Fund Commentary - 65
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Wells Fargo Discovery Fund versus performance of the Russell 2500
®
Growth Index (current benchmark) and Russell Midcap
®
Growth Index (former benchmark) over the 10-year
period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

66 - Shareholder Expense Example - December 31, 2020 - Equity Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2020)
and continued to hold your shares at the end of the reporting period (December 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2020 through December 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2020 through December 31, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
BlackRock NVIT Equity Dividend Fund
Class I Shares
Actual
(b)
1,000.00 1,203.20 4.43 0.80
Hypothetical
(b)(c)
1,000.00 1,021.11 4.06 0.80
Class II Shares
Actual
(b)
1,000.00 1,202.20 5.81 1.05
Hypothetical
(b)(c)
1,000.00 1,019.86 5.33 1.05
Class IV Shares
Actual
(b)
1,000.00 1,203.80 4.43 0.80
Hypothetical
(b)(c)
1,000.00 1,021.11 4.06 0.80
Neuberger Berman NVIT Multi Cap Opportunities
Fund
Class I Shares
Actual
(b)
1,000.00 1,270.30 4.85 0.85
Hypothetical
(b)(c)
1,000.00 1,020.86 4.32 0.85
Class II Shares
Actual
(b)
1,000.00 1,269.70 5.42 0.95
Hypothetical
(b)(c)
1,000.00 1,020.36 4.82 0.95

Equity Funds - December 31, 2020 - Shareholder Expense Example - 67
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT AQR Large Cap Defensive Style Fund
Class I Shares
Actual
(b)
1,000.00 1,165.90 4.36 0.80
Hypothetical
(b)(c)
1,000.00 1,021.11 4.06 0.80
Class II Shares
Actual
(b)
1,000.00 1,164.60 5.71 1.05
Hypothetical
(b)(c)
1,000.00 1,019.86 5.33 1.05
Class IV Shares
Actual
(b)
1,000.00 1,166.10 4.36 0.80
Hypothetical
(b)(c)
1,000.00 1,021.11 4.06 0.80
NVIT J.P. Morgan Disciplined Equity Fund
Class II Shares
Actual
(b)
1,000.00 1,249.70 5.32 0.94
Hypothetical
(b)(c)
1,000.00 1,020.41 4.77 0.94
Class Y Shares
Actual
(b)
1,000.00 1,252.80 2.49 0.44
Hypothetical
(b)(c)
1,000.00 1,022.92 2.24 0.44
NVIT Jacobs Levy Large Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,216.50 4.46 0.80
Hypothetical
(b)(c)
1,000.00 1,021.11 4.06 0.80
Class II Shares
Actual
(b)
1,000.00 1,214.30 5.84 1.05
Hypothetical
(b)(c)
1,000.00 1,019.86 5.33 1.05
NVIT Mellon Dynamic U.S. Core Fund
Class I Shares
Actual
(b)
1,000.00 1,205.30 3.38 0.61
Hypothetical
(b)(c)
1,000.00 1,022.07 3.10 0.61
Class II Shares
Actual
(b)
1,000.00 1,203.10 4.76 0.86
Hypothetical
(b)(c)
1,000.00 1,020.81 4.37 0.86
NVIT Mellon Dynamic U.S. Equity Income Fund
Class I Shares
Actual
(b)
1,000.00 1,250.00 5.15 0.91
Hypothetical
(b)(c)
1,000.00 1,020.56 4.62 0.91
Class II Shares
Actual
(b)
1,000.00 1,249.60 6.05 1.07
Hypothetical
(b)(c)
1,000.00 1,019.76 5.43 1.07
Class X Shares
Actual
(d)
1,000.00 1,164.60 2.74 0.78
Hypothetical
(c)(e)
1,000.00 1,021.22 3.96 0.78
Class Z Shares
Actual
(d)
1,000.00 1,164.10 3.62 1.03
Hypothetical
(c)(e)
1,000.00 1,019.96 5.23 1.03
NVIT Multi-Manager Mid Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,247.20 5.37 0.95
Hypothetical
(b)(c)
1,000.00 1,020.36 4.82 0.95
Class II Shares
Actual
(b)
1,000.00 1,247.70 5.88 1.04
Hypothetical
(b)(c)
1,000.00 1,019.91 5.28 1.04

68 - Shareholder Expense Example - December 31, 2020 - Equity Funds
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT Multi-Manager Small Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,358.70 6.46 1.09
Hypothetical
(b)(c)
1,000.00 1,019.66 5.53 1.09
Class II Shares
Actual
(b)
1,000.00 1,356.80 7.94 1.34
Hypothetical
(b)(c)
1,000.00 1,018.40 6.80 1.34
NVIT Multi-Manager Small Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,346.90 6.25 1.06
Hypothetical
(b)(c)
1,000.00 1,019.81 5.38 1.06
Class II Shares
Actual
(b)
1,000.00 1,347.20 7.73 1.31
Hypothetical
(b)(c)
1,000.00 1,018.55 6.65 1.31
Class IV Shares
Actual
(b)
1,000.00 1,346.90 6.25 1.06
Hypothetical
(b)(c)
1,000.00 1,019.81 5.38 1.06
NVIT Multi-Manager Small Company Fund
Class I Shares
Actual
(b)
1,000.00 1,381.10 6.46 1.08
Hypothetical
(b)(c)
1,000.00 1,019.71 5.48 1.08
Class II Shares
Actual
(b)
1,000.00 1,378.50 7.95 1.33
Hypothetical
(b)(c)
1,000.00 1,018.45 6.75 1.33
Class IV Shares
Actual
(b)
1,000.00 1,381.60 6.47 1.08
Hypothetical
(b)(c)
1,000.00 1,019.71 5.48 1.08
NVIT Newton Sustainable U.S. Equity Fund
Class I Shares
Actual
(b)
1,000.00 1,215.50 4.79 0.86
Hypothetical
(b)(c)
1,000.00 1,020.81 4.37 0.86
Class II Shares
Actual
(b)
1,000.00 1,216.30 4.85 0.87
Hypothetical
(b)(c)
1,000.00 1,020.76 4.42 0.87
NVIT Real Estate Fund
Class I Shares
Actual
(b)
1,000.00 1,117.40 4.52 0.85
Hypothetical
(b)(c)
1,000.00 1,020.86 4.32 0.85
Class II Shares
Actual
(b)
1,000.00 1,116.10 5.85 1.10
Hypothetical
(b)(c)
1,000.00 1,019.61 5.58 1.10
NVIT Wells Fargo Discovery Fund
Class I Shares
Actual
(b)
1,000.00 1,450.90 5.05 0.82
Hypothetical
(b)(c)
1,000.00 1,021.01 4.17 0.82
Class II Shares
Actual
(b)
1,000.00 1,448.10 6.58 1.07
Hypothetical
(b)(c)
1,000.00 1,019.76 5.43 1.07
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.
(d)
Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from September 8 ,2020 through December 31,2020 multiplied by 115/366 to reflect the period from commencement of operations.

Equity Funds - December 31, 2020 - Shareholder Expense Example - 69
(e)
Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1 ,2020 through December 31,2020 multiplied by 184/366 to reflect one half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines ..

70 - Statement of Investments - December 31, 2020 - BlackRock NVIT Equity Dividend Fund
Common Stocks 92.5%
Shares Value ($)
Aerospace & Defense 2.2%
BAE Systems plc 1,432,904 9,583,602
Air Freight & Logistics 0.1%
FedEx Corp. 2,490 646,454
Automobiles 1.8%
General Motors Co. 194,120 8,083,157
Banks 10.0%
Bank of America Corp. 417,172 12,644,483
Citigroup, Inc. 238,563 14,709,795
JPMorgan Chase & Co. 47,794 6,073,184
Wells Fargo & Co. 369,014 11,136,842
44,564,304
Beverages 2.1%
Coca-Cola Co. (The) 77,170 4,232,003
Constellation Brands, Inc.,
Class A 22,480 4,924,244
9,156,247
Capital Markets 5.9%
Charles Schwab Corp. (The) 145,370 7,710,425
CME Group, Inc. 17,470 3,180,413
Morgan Stanley 116,101 7,956,401
Raymond James Financial,
Inc. 77,380 7,402,945
26,250,184
Chemicals 2.2%
Corteva , Inc. 73,127 2,831,477
DuPont de Nemours, Inc. 51,018 3,627,890
PPG Industries, Inc. 23,540 3,394,939
9,854,306
Communications Equipment 2.9%
Cisco Systems, Inc. 213,485 9,553,454
Motorola Solutions, Inc.(a) 19,819 3,370,419
12,923,873
Consumer Finance 0.8%
American Express Co. 28,290 3,420,544
Diversified Financial Services 2.4%
Berkshire Hathaway, Inc.,
Class B* 31,570 7,320,136
Equitable Holdings, Inc.(a) 131,518 3,365,545
10,685,681
Diversified Telecommunication Services 3.1%
Verizon Communications, Inc. 232,747 13,673,886
Electric Utilities 1.8%
Edison International 64,680 4,063,198
Exelon Corp. 32,840 1,386,505
PPL Corp. 87,086 2,455,825
7,905,528
Electrical Equipment 0.2%
Siemens Energy AG* 18,845 691,628
Food Products 1.0%
Danone SA 35,580 2,338,529
Nestle SA (Registered) 18,109 2,131,953
4,470,482
Health Care Equipment & Supplies 6.0%
Alcon, Inc.* 76,746 5,123,535
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Koninklijke Philips NV* 154,378 8,261,748
Medtronic plc 77,356 9,061,482
Zimmer Biomet Holdings, Inc. 26,500 4,083,385
26,530,150
Health Care Providers & Services 6.0%
Anthem, Inc. 27,910 8,961,622
Cigna Corp. 5,630 1,172,054
CVS Health Corp. 74,517 5,089,511
Humana, Inc. 3,320 1,362,096
McKesson Corp. 19,958 3,471,095
UnitedHealth Group, Inc. 18,500 6,487,580
26,543,958
Household Durables 1.0%
Newell Brands, Inc. 124,279 2,638,443
Sony Corp. 18,500 1,860,058
4,498,501
Household Products 1.3%
Henkel AG & Co. KGaA
(Preference) 52,420 5,906,901
Industrial Conglomerates 2.8%
General Electric Co. 632,027 6,825,892
Siemens AG (Registered) 37,680 5,393,008
12,218,900
Insurance 6.9%
Allstate Corp. (The) 26,089 2,867,964
American International Group,
Inc. 275,691 10,437,661
Arthur J Gallagher & Co. 65,500 8,103,005
Fidelity National Financial, Inc. 96,233 3,761,748
First American Financial Corp. 12,360 638,147
MetLife, Inc. 100,983 4,741,152
30,549,677
IT Services 3.6%
Cognizant Technology
Solutions Corp., Class A 93,530 7,664,783
Leidos Holdings, Inc. 15,230 1,600,978
Visa, Inc., Class A(a) 29,941 6,548,995
15,814,756
Media 3.1%
Comcast Corp., Class A 175,811 9,212,496
Fox Corp., Class A 140,600 4,094,272
Fox Corp., Class B 17,800 514,064
13,820,832
Multiline Retail 0.3%
Dollar General Corp. 6,079 1,278,414
Multi-Utilities 2.3%
Ameren Corp. 22,660 1,768,839
NiSource, Inc. 112,040 2,570,198
Public Service Enterprise
Group, Inc. 103,481 6,032,942
10,371,979
Oil, Gas & Consumable Fuels 5.6%
BP plc 674,410 2,323,182
ConocoPhillips 87,550 3,501,125
Equinor ASA 220,560 3,659,669
Marathon Petroleum Corp. 191,430 7,917,545

BlackRock NVIT Equity Dividend Fund - December 31, 2020 - Statement of Investments - 71
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Pioneer Natural Resources
Co. 42,347 4,822,900
Williams Cos., Inc. (The) 138,866 2,784,263
25,008,684
Personal Products 1.9%
Unilever plc, ADR-UK(a) 140,453 8,477,743
Pharmaceuticals 4.3%
AstraZeneca plc 47,413 4,736,982
Bayer AG (Registered) 103,881 6,105,889
Sanofi 84,690 8,182,793
19,025,664
Road & Rail 0.9%
Union Pacific Corp. 20,150 4,195,633
Semiconductors & Semiconductor Equipment 1.2%
Applied Materials, Inc. 26,000 2,243,800
NXP Semiconductors NV 20,380 3,240,624
5,484,424
Software 2.3%
CDK Global, Inc. 45,034 2,334,112
Microsoft Corp. 26,665 5,930,829
Open Text Corp. 42,312 1,923,504
10,188,445
Specialty Retail 2.1%
Lowe's Cos., Inc. 9,710 1,558,552
Ross Stores, Inc. 39,870 4,896,435
TJX Cos., Inc. (The) 38,840 2,652,383
9,107,370
Technology Hardware, Storage & Peripherals 2.1%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 5,250 9,542,216
Tobacco 1.7%
Altria Group, Inc. 177,194 7,264,954
British American Tobacco plc 11,870 441,504
7,706,458
Trading Companies & Distributors 0.6%
Ferguson plc 22,540 2,741,110
Total Common Stocks
(cost $330,526,915) 410,921,691
Master Limited Partnership 1.3%
Shares Value ($)
Oil, Gas & Consumable Fuels 1.3%
Enterprise Products Partners
LP 305,221 5,979,280
Total Master Limited Partnership
(cost  $7,105,322)
5,979,280
Total Investments
(cost $337,632,237) — 93.8% 416,900,971
Other assets in excess of liabilities — 6.2% 27,454,861
NET ASSETS — 100.0%
$ 444,355,832
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on loan
at December 31, 2020 was $11,714,709, which was
collateralized by $11,920,948 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
- 8.00%, and maturity dates ranging from 1/28/2021
- 8/15/2050.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

72 - Statement of Investments - December 31, 2020 - Neuberger Berman NVIT Multi Cap Opportunities Fund
Common Stocks 99.9%
Shares Value ($)
Aerospace & Defense 2.2%
Raytheon Technologies Corp. 72,000 5,148,720
Banks 3.1%
JPMorgan Chase & Co. 58,000 7,370,060
Capital Markets 7.5%
Brookfield Asset Management,
Inc., Class A 240,000 9,904,800
Charles Schwab Corp. (The) 85,000 4,508,400
Intercontinental Exchange, Inc. 30,000 3,458,700
17,871,900
Chemicals 1.8%
Sherwin-Williams Co. (The) 5,800 4,262,478
Communications Equipment 6.0%
Cisco Systems, Inc. 145,000 6,488,750
Motorola Solutions, Inc. 45,000 7,652,700
14,141,450
Construction Materials 1.2%
Eagle Materials, Inc. 27,000 2,736,450
Containers & Packaging 3.7%
Ball Corp. 93,000 8,665,740
Diversified Financial Services 4.6%
Berkshire Hathaway, Inc.,
Class B* 47,000 10,897,890
Electrical Equipment 2.2%
Array Technologies, Inc.* 27,600 1,190,664
Rockwell Automation, Inc. 16,500 4,138,365
5,329,029
Entertainment 3.5%
Activision Blizzard, Inc. 45,000 4,178,250
Walt Disney Co. (The)* 22,500 4,076,550
8,254,800
Food & Staples Retailing 2.8%
BJ's Wholesale Club Holdings,
Inc.* 66,000 2,460,480
US Foods Holding Corp.* 123,000 4,097,130
6,557,610
Food Products 2.8%
Lamb Weston Holdings, Inc. 43,000 3,385,820
Mondelez International, Inc.,
Class A 57,000 3,332,790
6,718,610
Health Care Equipment & Supplies 2.7%
Hill-Rom Holdings, Inc. 65,000 6,368,050
Health Care Providers & Services 3.4%
HCA Healthcare, Inc. 49,000 8,058,540
Hotels, Restaurants & Leisure 5.1%
Aramark 117,000 4,502,160
Las Vegas Sands Corp. 59,000 3,516,400
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 19,000 4,077,020
12,095,580
Household Products 1.2%
WD-40 Co. 11,000 2,922,480
Insurance 3.1%
Chubb Ltd. 30,500 4,694,560
Progressive Corp. (The) 27,000 2,669,760
7,364,320
Interactive Media & Services 4.7%
Alphabet, Inc., Class C* 6,300 11,036,844
Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.* 2,000 6,513,860
IT Services 3.5%
PayPal Holdings, Inc.* 35,500 8,314,100
Leisure Products 0.7%
Brunswick Corp. 23,000 1,753,520
Machinery 5.6%
Allison Transmission Holdings,
Inc. 73,000 3,148,490
Nordson Corp. 18,000 3,617,100
Stanley Black & Decker, Inc. 37,000 6,606,720
13,372,310
Media 4.4%
Cable One, Inc. 1,500 3,341,580
Comcast Corp., Class A 135,000 7,074,000
10,415,580
Pharmaceuticals 2.0%
Pfizer, Inc. 126,000 4,638,060
Road & Rail 3.0%
CSX Corp. 77,000 6,987,750
Software 5.2%
DocuSign, Inc.* 6,000 1,333,800
Microsoft Corp. 49,000 10,898,580
12,232,380
Specialty Retail 2.6%
Lowe's Cos., Inc. 38,000 6,099,380
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc. 99,000 13,136,310
Textiles, Apparel & Luxury Goods 3.1%
Columbia Sportswear Co. 23,000 2,009,740
NIKE, Inc., Class B 37,000 5,234,390
7,244,130
Total Investments
(cost $127,068,255) — 99.9% 236,507,931
Other assets in excess of liabilities — 0.1% 213,861
NET ASSETS — 100.0%
$ 236,721,792
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2020 - Statement of Investments - 73
Common Stocks 97.2%
Shares Value ($)
Air Freight & Logistics 1.8%
CH Robinson Worldwide, Inc.
(a) 75,716 7,107,461
Expeditors International of
Washington, Inc. 58,423 5,556,611
12,664,072
Banks 0.9%
JPMorgan Chase & Co. 19,886 2,526,914
SVB Financial Group* 10,270 3,983,014
6,509,928
Beverages 3.9%
Boston Beer Co., Inc. (The),
Class A* 3,428 3,408,426
Brown-Forman Corp., Class B 4,800 381,264
Coca-Cola Co. (The) 90,804 4,979,692
Constellation Brands, Inc.,
Class A 5,726 1,254,280
Monster Beverage Corp.* 81,641 7,550,160
PepsiCo, Inc. 70,887 10,512,542
28,086,364
Biotechnology 2.7%
Amgen, Inc. 7,697 1,769,694
Biogen, Inc.* 11,765 2,880,778
Exelixis , Inc.* 16,521 331,576
Gilead Sciences, Inc. 41,439 2,414,236
Incyte Corp.* 3,868 336,439
Regeneron Pharmaceuticals,
Inc.* 11,990 5,792,489
Seagen , Inc.* 13,626 2,386,458
Vertex Pharmaceuticals, Inc.* 14,161 3,346,811
19,258,481
Capital Markets 1.5%
BlackRock, Inc. 3,382 2,440,248
CME Group, Inc. 16,807 3,059,714
MarketAxess Holdings, Inc. 2,112 1,205,023
SEI Investments Co. 12,574 722,628
T. Rowe Price Group, Inc. 22,170 3,356,316
10,783,929
Chemicals 3.2%
Air Products & Chemicals, Inc. 4,353 1,189,327
Ecolab, Inc. 47,331 10,240,535
Linde plc 24,989 6,584,851
NewMarket Corp. 750 298,717
PPG Industries, Inc. 19,121 2,757,631
Sherwin-Williams Co. (The) 2,233 1,641,054
22,712,115
Commercial Services & Supplies 2.2%
Copart , Inc.* 15,158 1,928,856
Republic Services, Inc. 48,094 4,631,452
Rollins, Inc. 8,185 319,788
Waste Management, Inc. 75,198 8,868,100
15,748,196
Communications Equipment 0.7%
Cisco Systems, Inc. 102,561 4,589,605
F5 Networks, Inc.* 1,700 299,098
4,888,703
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc. 174,650 10,260,687
Electric Utilities 5.1%
Alliant Energy Corp. 5,271 271,615
American Electric Power Co.,
Inc. 76,162 6,342,010
Duke Energy Corp. 43,285 3,963,174
Evergy , Inc. 42,188 2,341,856
Eversource Energy 42,108 3,642,763
NextEra Energy, Inc. 136,766 10,551,497
Pinnacle West Capital Corp. 51,852 4,145,567
Xcel Energy, Inc. 76,481 5,098,988
36,357,470
Electrical Equipment 0.8%
Eaton Corp. plc 26,238 3,152,233
Emerson Electric Co. 3,482 279,848
Rockwell Automation, Inc. 8,297 2,080,971
5,513,052
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A 4,613 603,242
Cognex Corp. 23,050 1,850,569
Dolby Laboratories, Inc., Class
A 3,451 335,196
2,789,007
Entertainment 0.2%
Electronic Arts, Inc. 2,239 321,520
Take-Two Interactive Software,
Inc.* 5,816 1,208,507
1,530,027
Equity Real Estate Investment Trusts (REITs) 0.3%
Public Storage 9,802 2,263,576
Food & Staples Retailing 4.0%
Costco Wholesale Corp. 28,392 10,697,538
Kroger Co. (The) 229,241 7,280,694
Sprouts Farmers Market, Inc.* 16,847 338,625
Walmart, Inc. 71,022 10,237,821
28,554,678
Food Products 4.7%
Campbell Soup Co. 14,807 715,918
Flowers Foods, Inc. 82,304 1,862,539
General Mills, Inc. 22,753 1,337,876
Hain Celestial Group, Inc.
(The)*(a) 8,566 343,925
Hershey Co. (The) 58,718 8,944,513
Hormel Foods Corp. 199,749 9,310,301
J M Smucker Co. (The) 9,691 1,120,280
Lamb Weston Holdings, Inc. 12,867 1,013,148
McCormick & Co., Inc.
(Non-Voting) 33,254 3,179,082
Mondelez International, Inc.,
Class A 95,057 5,557,983
33,385,565
Gas Utilities 0.5%
Atmos Energy Corp. 40,099 3,826,648
Health Care Equipment & Supplies 3.6%
Abbott Laboratories 84,286 9,228,474
Danaher Corp. 1,513 336,098

74 - Statement of Investments - December 31, 2020 - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Edwards Lifesciences Corp.* 42,664 3,892,237
IDEXX Laboratories, Inc.* 3,391 1,695,059
Intuitive Surgical, Inc.* 12,532 10,252,429
25,404,297
Health Care Providers & Services 2.7%
Anthem, Inc. 9,894 3,176,865
Chemed Corp. 7,920 4,218,271
Henry Schein, Inc.* 20,654 1,380,926
UnitedHealth Group, Inc. 30,731 10,776,747
19,552,809
Health Care Technology 0.2%
Veeva Systems, Inc., Class A* 4,470 1,216,958
Household Products 3.8%
Church & Dwight Co., Inc. 23,712 2,068,398
Clorox Co. (The) 39,364 7,948,379
Colgate-Palmolive Co. 75,815 6,482,941
Kimberly-Clark Corp. 8,692 1,171,942
Procter & Gamble Co. (The) 70,942 9,870,870
27,542,530
Industrial Conglomerates 0.8%
3M Co. 25,461 4,450,328
Honeywell International, Inc. 6,562 1,395,738
5,846,066
Insurance 3.9%
Allstate Corp. (The) 49,498 5,441,315
Aon plc, Class A(a) 1,560 329,581
Chubb Ltd. 4,655 716,498
Everest Re Group Ltd. 13,547 3,171,217
Marsh & McLennan Cos., Inc. 36,857 4,312,269
Progressive Corp. (The) 87,578 8,659,713
RenaissanceRe Holdings Ltd. 11,219 1,860,334
Travelers Cos., Inc. (The) 25,638 3,598,806
28,089,733
Interactive Media & Services 2.9%
Alphabet, Inc., Class A* 6,009 10,531,614
Facebook, Inc., Class A* 38,233 10,443,726
20,975,340
Internet & Direct Marketing Retail 2.1%
Amazon.com, Inc.* 3,098 10,089,969
Booking Holdings, Inc.* 2,363 5,263,039
15,353,008
IT Services 6.2%
Accenture plc, Class A 39,711 10,372,910
Akamai Technologies, Inc.* 28,480 2,990,115
Amdocs Ltd. 22,586 1,602,025
Automatic Data Processing,
Inc. 13,213 2,328,131
Broadridge Financial
Solutions, Inc. 1,859 284,799
Jack Henry & Associates, Inc. 14,105 2,284,869
Mastercard , Inc., Class A 29,171 10,412,297
Paychex, Inc.(a) 21,375 1,991,722
VeriSign, Inc.* 7,767 1,680,779
Visa, Inc., Class A 48,749 10,662,869
44,610,516
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc. 3,763 445,878
Bio- Techne Corp. 1,164 369,628
Illumina, Inc.* 5,382 1,991,340
Mettler -Toledo International,
Inc.* 5,348 6,095,009
QIAGEN NV* 5,163 272,864
Thermo Fisher Scientific, Inc. 20,944 9,755,296
Waters Corp.* 1,811 448,078
19,378,093
Machinery 1.2%
Caterpillar, Inc. 12,104 2,203,170
IDEX Corp. 7,454 1,484,837
Illinois Tool Works, Inc. 23,267 4,743,676
Stanley Black & Decker, Inc. 1,203 214,808
8,646,491
Media 1.3%
Cable One, Inc. 366 815,346
Charter Communications, Inc.,
Class A*(a) 5,977 3,954,084
New York Times Co. (The),
Class A 82,061 4,248,298
9,017,728
Metals & Mining 0.8%
Newmont Corp. 94,933 5,685,537
Multiline Retail 1.5%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 5,249 429,211
Target Corp. 59,912 10,576,265
11,005,476
Multi-Utilities 3.7%
Ameren Corp. 83,269 6,499,978
Consolidated Edison, Inc. 37,368 2,700,586
Dominion Energy, Inc. 51,756 3,892,051
DTE Energy Co. 37,547 4,558,581
Public Service Enterprise
Group, Inc. 55,811 3,253,781
WEC Energy Group, Inc. 59,197 5,447,900
26,352,877
Personal Products 1.1%
Estee Lauder Cos., Inc. (The),
Class A 29,652 7,893,066
Pharmaceuticals 4.6%
Eli Lilly & Co. 38,238 6,456,104
Johnson & Johnson 66,485 10,463,409
Merck & Co., Inc. 110,831 9,065,976
Pfizer, Inc. 102,788 3,783,626
Viatris , Inc.* 12,753 238,991
Zoetis, Inc. 15,841 2,621,686
32,629,792
Professional Services 0.6%
CoStar Group, Inc.* 2,272 2,099,964
Robert Half International, Inc. 39,103 2,443,156
4,543,120
Road & Rail 1.7%
Landstar System, Inc. 27,202 3,663,021

NVIT AQR Large Cap Defensive Style Fund - December 31, 2020 - Statement of Investments - 75
Common Stocks
Shares Value ($)
Road & Rail
Old Dominion Freight Line, Inc. 43,715 8,532,294
12,195,315
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.* 15,808 1,449,752
Broadcom, Inc. 3,981 1,743,081
NVIDIA Corp. 7,391 3,859,580
Skyworks Solutions, Inc. 10,040 1,534,915
Texas Instruments, Inc. 63,404 10,406,498
18,993,826
Software 5.7%
Adobe, Inc.* 20,407 10,205,949
ANSYS, Inc.* 2,126 773,439
Atlassian Corp. plc, Class A* 5,766 1,348,494
Citrix Systems, Inc. 2,483 323,038
Cloudflare , Inc., Class A* 12,927 982,323
Dropbox, Inc., Class A* 14,675 325,638
Intuit, Inc. 25,018 9,503,087
Microsoft Corp. 45,954 10,221,089
Oracle Corp. 53,034 3,430,770
Tyler Technologies, Inc.* 473 206,474
Zoom Video Communications,
Inc., Class A* 9,695 3,270,317
40,590,618
Specialty Retail 1.8%
Best Buy Co., Inc. 6,129 611,613
Home Depot, Inc. (The) 36,216 9,619,694
Lowe's Cos., Inc. 11,238 1,803,811
O'Reilly Automotive, Inc.* 1,370 620,021
Williams-Sonoma, Inc. 2,761 281,180
12,936,319
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc. 77,595 10,296,081
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 2.0%
Lululemon Athletica, Inc.* 21,743 7,567,216
NIKE, Inc., Class B 46,082 6,519,221
14,086,437
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp. 15,133 266,795
Tobacco 0.9%
Altria Group, Inc. 74,879 3,070,039
Philip Morris International, Inc. 40,449 3,348,773
6,418,812
Water Utilities 1.5%
American Water Works Co.,
Inc. 58,526 8,981,985
Essential Utilities, Inc. 33,374 1,578,257
10,560,242
Wireless Telecommunication Services 1.5%
T-Mobile US, Inc.* 78,332 10,563,070
Total Investments
(cost $467,457,662) — 97.2% 695,783,450
Other assets in excess of liabilities — 2.8% 20,137,983
NET ASSETS — 100.0%
$ 715,921,433
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on loan
at December 31, 2020 was $10,005,104, which was
collateralized by $10,111,358 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
- 8.00%, and maturity dates ranging from 1/28/2021
- 8/15/2050.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 91 3/2021 USD 17,057,040 275,721
275,721
At December 31, 2020, the Fund had $1,101,100 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

76 - Statement of Investments - December 31, 2020 - NVIT J.P. Morgan Disciplined Equity Fund
Common Stocks 97.0%
Shares Value ($)
Aerospace & Defense 1.6%
Northrop Grumman Corp. 755 230,064
Automobiles 2.0%
Tesla, Inc.* 407 287,208
Banks 5.6%
Huntington Bancshares, Inc. 6,054 76,462
KeyCorp 7,467 122,534
Regions Financial Corp. 4,477 72,169
Truist Financial Corp. 7,702 369,157
Wells Fargo & Co. 5,489 165,658
805,980
Beverages 4.4%
Coca-Cola Co. (The) 6,528 357,996
Constellation Brands, Inc.,
Class A 1,265 277,098
635,094
Biotechnology 2.7%
AbbVie, Inc. 3,241 347,273
Biogen, Inc.* 160 39,178
386,451
Capital Markets 3.0%
Ameriprise Financial, Inc. 892 173,342
Morgan Stanley 3,746 256,714
430,056
Chemicals 1.3%
Eastman Chemical Co. 1,857 186,220
Containers & Packaging 1.6%
Crown Holdings, Inc.* 2,244 224,849
Electric Utilities 4.0%
NextEra Energy, Inc. 4,769 367,928
Xcel Energy, Inc. 2,974 198,277
566,205
Electrical Equipment 3.0%
Eaton Corp. plc 3,516 422,412
Entertainment 1.8%
Netflix, Inc.* 487 263,335
Equity Real Estate Investment Trusts (REITs) 2.4%
Prologis, Inc. 3,429 341,734
Health Care Equipment & Supplies 2.4%
Boston Scientific Corp.* 5,713 205,382
Intuitive Surgical, Inc.* 171 139,895
345,277
Health Care Providers & Services 2.6%
Cigna Corp. 1,472 306,441
Quest Diagnostics, Inc. 606 72,217
378,658
Hotels, Restaurants & Leisure 3.3%
McDonald's Corp. 1,241 266,294
Yum! Brands, Inc. 1,848 200,619
466,913
Insurance 1.6%
Chubb Ltd. 559 86,041
Progressive Corp. (The) 1,428 141,201
227,242
Common Stocks
Shares Value ($)
Interactive Media & Services 5.4%
Alphabet, Inc., Class A* 360 630,950
Alphabet, Inc., Class C* 31 54,308
Facebook, Inc., Class A* 335 91,509
776,767
Internet & Direct Marketing Retail 5.8%
Amazon.com, Inc.* 253 824,003
IT Services 8.1%
Booz Allen Hamilton Holding
Corp. 602 52,482
FleetCor Technologies, Inc.* 739 201,621
Leidos Holdings, Inc. 2,473 259,962
Mastercard , Inc., Class A 1,443 515,065
Okta , Inc.* 101 25,680
Visa, Inc., Class A 493 107,834
1,162,644
Machinery 1.1%
Stanley Black & Decker, Inc. 894 159,633
Media 1.0%
Charter Communications, Inc.,
Class A* 211 139,587
Multi-Utilities 0.9%
CMS Energy Corp. 2,007 122,447
Oil, Gas & Consumable Fuels 0.4%
Pioneer Natural Resources
Co. 553 62,981
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co. 4,429 274,731
Eli Lilly & Co. 1,580 266,767
541,498
Road & Rail 3.2%
Norfolk Southern Corp. 1,790 425,322
Uber Technologies, Inc.* 677 34,527
459,849
Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices, Inc.* 2,303 211,208
Analog Devices, Inc. 2,070 305,801
ASML Holding NV
(Registered), NYRS-NL 349 170,214
Lam Research Corp. 209 98,705
NXP Semiconductors NV 1,815 288,603
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 894 97,482
1,172,013
Software 8.4%
Ceridian HCM Holding, Inc.* 494 52,641
Coupa Software, Inc.* 134 45,414
Microsoft Corp. 4,108 913,701
salesforce.com, Inc.* 631 140,416
Workday, Inc., Class A* 232 55,590
1,207,762
Specialty Retail 2.3%
O'Reilly Automotive, Inc.* 412 186,459

NVIT J.P. Morgan Disciplined Equity Fund - December 31, 2020 - Statement of Investments - 77
Common Stocks
Shares Value ($)
Specialty Retail
Ross Stores, Inc. 1,135 139,389
325,848
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc. 5,473 726,212
Total Investments
(cost $11,664,268) — 97.0% 13,878,942
Other assets in excess of liabilities — 3.0% 431,220
NET ASSETS — 100.0%
$ 14,310,162
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
TW Taiwan
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 1 3/2021 USD 187,440 0
0
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

78 - Statement of Investments - December 31, 2020 - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 97.5%
Shares Value ($)
Aerospace & Defense 1.7%
Lockheed Martin Corp. 6,461 2,293,526
Northrop Grumman Corp. 4,385 1,336,197
3,629,723
Air Freight & Logistics 1.2%
Expeditors International of
Washington, Inc. 27,543 2,619,615
Auto Components 0.7%
Visteon Corp.* 12,341 1,549,042
Automobiles 0.8%
Tesla, Inc.*(a) 2,486 1,754,296
Biotechnology 5.7%
Agios Pharmaceuticals, Inc.* 7,623 330,305
Biogen, Inc.* 5,277 1,292,126
BioMarin Pharmaceutical, Inc.* 8,515 746,680
Bluebird Bio, Inc.* 20,385 882,059
Deciphera Pharmaceuticals,
Inc.* 4,091 233,473
FibroGen , Inc.*(a) 6,425 238,303
Global Blood Therapeutics,
Inc.*(a) 5,711 247,343
Incyte Corp.* 29,146 2,535,119
Ionis Pharmaceuticals, Inc.* 15,567 880,158
Neurocrine Biosciences, Inc.* 4,217 404,200
Sage Therapeutics, Inc.*(a) 6,717 581,088
Seagen , Inc.* 5,012 877,802
Vertex Pharmaceuticals, Inc.* 12,614 2,981,193
12,229,849
Capital Markets 1.2%
Intercontinental Exchange, Inc. 1,994 229,889
LPL Financial Holdings, Inc. 21,542 2,245,107
2,474,996
Chemicals 0.8%
Scotts Miracle- Gro Co. (The) 1,075 214,076
W R Grace & Co. 26,572 1,456,677
1,670,753
Communications Equipment 1.4%
CommScope Holding Co.,
Inc.*(a) 185,135 2,480,809
InterDigital , Inc.(a) 9,172 556,557
3,037,366
Construction & Engineering 0.6%
EMCOR Group, Inc. 15,254 1,395,131
Consumer Finance 1.4%
Green Dot Corp., Class A*(a) 17,330 967,014
SLM Corp. 166,242 2,059,738
3,026,752
Diversified Consumer Services 0.3%
frontdoor , Inc.* 10,497 527,054
H&R Block, Inc. 1,004 15,924
542,978
Electrical Equipment 0.2%
Atkore International Group,
Inc.* 10,167 417,965
Electronic Equipment, Instruments & Components 1.3%
Coherent, Inc.* 3,714 557,174
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Jabil, Inc. 54,626 2,323,244
2,880,418
Entertainment 1.2%
Spotify Technology SA* 872 274,384
Take-Two Interactive Software,
Inc.* 11,084 2,303,144
2,577,528
Equity Real Estate Investment Trusts (REITs) 0.8%
Equity LifeStyle Properties,
Inc. 21,922 1,388,978
National Health Investors, Inc. 4,728 327,036
1,716,014
Food Products 1.4%
Hershey Co. (The) 14,272 2,174,054
Pilgrim's Pride Corp.* 17,529 343,744
Sanderson Farms, Inc. 3,396 448,951
2,966,749
Health Care Equipment & Supplies 1.6%
DexCom , Inc.* 5,885 2,175,802
Insulet Corp.* 3,368 860,962
Merit Medical Systems,
Inc.*(a) 8,097 449,465
3,486,229
Health Care Providers & Services 4.9%
AmerisourceBergen Corp. 25,520 2,494,835
Cardinal Health, Inc. 7,259 388,792
Humana, Inc.(a) 8,247 3,383,497
Magellan Health, Inc.*(a) 11,689 968,317
McKesson Corp. 16,549 2,878,202
Tenet Healthcare Corp.* 8,150 325,429
10,439,072
Hotels, Restaurants & Leisure 2.3%
Chipotle Mexican Grill, Inc.* 2,090 2,898,224
Marriott Vacations Worldwide
Corp. 4,266 585,380
Scientific Games Corp.*(a) 10,508 435,977
Wingstop , Inc. 7,122 944,021
4,863,602
Household Durables 0.5%
iRobot Corp.*(a) 3,949 317,065
Sonos , Inc.*(a) 35,615 833,035
1,150,100
Insurance 2.3%
Axis Capital Holdings Ltd. 44,411 2,237,870
Lincoln National Corp. 30,531 1,536,015
RenaissanceRe Holdings Ltd. 6,594 1,093,417
4,867,302
Interactive Media & Services 7.0%
Alphabet, Inc., Class C* 5,128 8,983,641
Cargurus , Inc.*(a) 18,770 595,572
Facebook, Inc., Class A* 12,786 3,492,624
Yelp, Inc.*(a) 56,435 1,843,731
14,915,568
Internet & Direct Marketing Retail 7.9%
Amazon.com, Inc.* 5,166 16,825,300

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2020 - Statement of Investments - 79
Common Stocks
Shares Value ($)
IT Services 3.4%
Accenture plc, Class A 4,328 1,130,517
EPAM Systems, Inc.* 1,574 564,043
GoDaddy , Inc., Class A* 23,936 1,985,491
KBR, Inc. 5,651 174,785
Square, Inc., Class A* 2,321 505,142
VeriSign, Inc.* 13,149 2,845,444
7,205,422
Leisure Products 0.3%
Polaris, Inc. 7,128 679,156
Life Sciences Tools & Services 0.3%
PPD, Inc.* 18,051 617,705
Machinery 0.1%
Allison Transmission Holdings,
Inc. 6,993 301,608
Media 1.6%
Cable One, Inc.(a) 168 374,257
Charter Communications, Inc.,
Class A*(a) 3,620 2,394,811
Nexstar Media Group, Inc.,
Class A 6,090 664,967
3,434,035
Paper & Forest Products 1.3%
Boise Cascade Co. 13,613 650,701
Louisiana-Pacific Corp. 55,552 2,064,868
2,715,569
Personal Products 0.8%
Herbalife Nutrition Ltd.* 19,178 921,503
Medifast , Inc.(a) 3,919 769,456
1,690,959
Professional Services 1.7%
Insperity , Inc. 25,619 2,085,899
TriNet Group, Inc.*(a) 19,248 1,551,389
3,637,288
Road & Rail 0.9%
Landstar System, Inc. 14,029 1,889,145
Semiconductors & Semiconductor Equipment 5.1%
NVIDIA Corp. 6,450 3,368,190
QUALCOMM, Inc. 30,857 4,700,755
Synaptics , Inc.*(a) 19,537 1,883,367
Universal Display Corp. 3,820 877,836
10,830,148
Software 19.1%
Atlassian Corp. plc, Class A* 4,333 1,013,359
Bill.com Holdings, Inc.*(a) 2,816 384,384
Box, Inc., Class A* 70,541 1,273,265
Ceridian HCM Holding, Inc.* 12,138 1,293,426
CommVault Systems, Inc.* 34,898 1,932,302
Cornerstone OnDemand ,
Inc.*(a) 49,229 2,168,045
Dropbox, Inc., Class A* 12,154 269,697
FireEye, Inc.*(a) 99,875 2,303,118
Fortinet, Inc.* 22,411 3,328,706
Microsoft Corp. 82,164 18,274,917
New Relic, Inc.* 20,845 1,363,263
Nutanix , Inc., Class A* 40,814 1,300,742
Palo Alto Networks, Inc.* 3,221 1,144,711
Common Stocks
Shares Value ($)
Software
Teradata Corp.*(a) 72,628 1,631,951
Verint Systems, Inc.* 23,029 1,547,088
Workiva , Inc.*(a) 15,544 1,424,141
40,653,115
Specialty Retail 3.5%
AutoZone, Inc.* 2,385 2,827,274
Lowe's Cos., Inc. 28,699 4,606,477
7,433,751
Technology Hardware, Storage & Peripherals 12.1%
Apple, Inc. 151,116 20,051,582
Dell Technologies, Inc., Class
C* 46,990 3,443,897
NetApp, Inc. 3,284 217,532
Pure Storage, Inc., Class A*(a) 89,562 2,024,997
25,738,008
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.* 5,409 203,000
Total Common Stocks
(cost $135,918,788) 208,065,257
Repurchase Agreements 4.2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $5,480,322,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $5,589,878.(b)(c) 5,480,273 5,480,273
HSBC Bank plc,
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $3,400,038,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $3,469,398.
(b)(c) 3,400,000 3,400,000
Total Repurchase Agreements
(cost $8,880,273) 8,880,273
Total Investments
(cost $144,799,061) — 101.7% 216,945,530
Liabilities in excess of other assets — (1.7)% (3,614,734)
NET ASSETS — 100.0%
$ 213,330,796
* Denotes a non-income producing security.

80 - Statement of Investments - December 31, 2020 - NVIT Jacobs Levy Large Cap Growth Fund
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $14,893,028, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,880,273 and by
$6,247,399 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/28/2021 –
8/15/2050, a total value of $15,127,672.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$8,880,273.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of December 31, 2020 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 6,713 3,961 3,961
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 11,637 1,047 1,047
Allison
Transmission
Holdings, Inc.
1 month U SD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2021 36,837 3,684 3,684
Appfolio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,698 3,143 3,143
Arista Networks,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2021 6,818 20,931 20,931
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 3,478 4,556 4,556
Aspen
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 1,672 107 107
Atlassian Corp.
plc
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2021 5,291 3,810 3,810
Axis Capital
Holdings Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 2,980 1,550 1,550
Axos Financial,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2021 11,410 4,906 4,906
Bandwidth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 1,162 9,563 9,563
Berkeley Lights,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 1,161 104 104
Beyond Meat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 240 216 216
BioMarin
Pharmaceutical,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/29/2021 12,604 19,032 19,032

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2020 - Statement of Investments - 81
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Boston Beer Co.,
Inc. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2021 1,225 19,098 19,098
Brooks
Automation, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 15,667 62,825 62,825
Cardinal Health,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2021 35,505 19,382 19,382
CareDx , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 1,919 1,516 1,516
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.48% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 3,255 35,707 35,707
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 10,051 2,764 2,764
CommScope
Holding Co., Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2021 25,177 12,589 12,589
Denali
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 3,226 774 774
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 5,414 6,551 6,551
Dun & Bradstreet
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 3,066 2,974 2,974
eHealth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 1,882 847 847
Equity LifeStyle
Properties, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 5,556 9,459 9,459
Fate
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 4,392 7,291 7,291
FleetCor
Technologies, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2021 9,569 15,597 15,597
Four Corners
Property Trust,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 22,012 4,788 4,788
Green Dot Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2021 15,531 40,536 40,536
Hershey Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 2,553 2,272 2,272

82 - Statement of Investments - December 31, 2020 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Immunovant , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 4,752 9,409 9,409
Intercontinental
Exchange, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 20,593 49,217 49,217
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 9,892 21,070 21,070
iRhythm
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 1,161 5,770 5,770
Itron , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2021 2,552 6,201 6,201
J2 Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 6,273 6,712 6,712
KBR, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2021 36,993 50,310 50,310
Louisiana-Pacific
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2021 20,580 10,702 10,702
Marriott Vacations
Worldwide Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,916 17,698 17,698
Medifast , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2021 806 4,264 4,264
Merit Medical
Systems, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 11,802 11,684 11,684
Moderna , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 4,288 42,537 42,537
Molina
Healthcare, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2021 11,244 60,043 60,043
National Vision
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 9,998 4,999 4,999
NetApp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2021 43,747 52,059 52,059
Neurocrine
Biosciences, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,966 9,187 9,187

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2020 - Statement of Investments - 83
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Northrop
Grumman Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2021 2,094 7,811 7,811
Novavax , Inc. Increases in total
return of reference
entity
OBFR - 1.72% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 164 1,437 1,437
Novocure Ltd. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 8,010 32,681 32,681
Ollie's Bargain
Outlet Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 10,006 23,914 23,914
Ormat
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,790 2,635 2,635
Perspecta , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/28/2022 26,407 541 541
Pilgrim's Pride
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/29/2021 40,112 7,020 7,020
PPD, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 6,946 1,945 1,945
QUALCOMM, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,833 18,607 18,607
RenaissanceRe
Holdings Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,462 15,082 15,082
Rent-A-Center,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 21,468 14,383 14,383
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,094 22,599 22,599
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 247 1,865 1,865
Scotts Miracle-
Gro Co. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/29/2021 10,649 42,490 42,490
Sirius XM
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 172,034 6,881 6,881
Smartsheet , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2021 12,196 122 122

84 - Statement of Investments - December 31, 2020 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Stamps.com, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 479 7,386 7,386
Stepan Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,400 6,528 6,528
Stitch Fix, Inc. Increases in total
return of reference
entity
OBFR - 1.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 4,191 12,615 12,615
Synaptics , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 2,402 13,836 13,836
Teradata Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 7,545 2,113 2,113
Twilio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 4,684 56,208 56,208
Veracyte , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 10,562 739 739
Verint Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2021 19,166 35,840 35,840
Vertex
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,787 10,793 10,793
Visteon Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2021 5,193 7,738 7,738
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.92% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 2,983 22,522 22,522
Wynn Resorts Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 5,579 8,257 8,257
XPO Logistics,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2021 2,827 5,597 5,597
Yelp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 16,942 28,293 28,293
YETI Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.48% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 810 243 243
Zoom Video
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 189 3,105 3,105
1,105,268 1,105,268
– –

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2020 - Statement of Investments - 85
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
8x8, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 11,235 (4,943) (4,943)
Abbott
Laboratories
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 9,361 (10,859) (10,859)
ACI Worldwide,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 10,060 (5,885) (5,885)
Agilent
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 10,729 (13,519) (13,519)
Agios
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 6,378 (6,250) (6,250)
Alarm.com
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 3,299 (10,623) (10,623)
Albany
International Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,134 (6,077) (6,077)
Alphabet, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 1,308 (8,947) (8,947)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 9,811 (25,705) (25,705)
Analog Devices,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 8,330 (33,903) (33,903)
Anaplan, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2021 18,037 (26,334) (26,334)
ANSYS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 3,538 (10,437) (10,437)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 23,934 (21,780) (21,780)
Arena
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,352 (2,573) (2,573)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 6,781 (9,900) (9,900)
Balchem Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,840 (13,939) (13,939)
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 3,404 (8,987) (8,987)
Box, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2021 9,027 (542) (542)

86 - Statement of Investments - December 31, 2020 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cable One, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2021 984 (64,983) (64,983)
Cadence Design
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 2,631 (6,446) (6,446)
Caesars
Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 4,201 (3,781) (3,781)
Cantel Medical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 8,827 (11,299) (11,299)
CareTrust REIT,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 36,234 (1,450) (1,450)
Cargurus , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,858 (4,938) (4,938)
Carlyle Group,
Inc. (The)
Increases in total
return of reference
entity
OBFR - 0.25%
to 0.96% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 20,234 (3,642) (3,642)
CarMax, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 10,209 (22,664) (22,664)
Ceridian HCM
Holding, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,120 (1,560) (1,560)
Change
Healthcare, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 35,361 (16,973) (16,973)
Charter
Communications,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,261 (11,185) (11,185)
Chegg , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 14,892 (26,806) (26,806)
ChemoCentryx ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 1,642 (706) (706)
Chesapeake
Utilities Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,133 (8,886) (8,886)
Citrix Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2021 12,572 (126) (126)
Coherent, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/29/2021 5,739 (2,410) (2,410)
Compass Minerals
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 11,143 (15,600) (15,600)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2020 - Statement of Investments - 87
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Copart , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 12,188 (16,210) (16,210)
Cubic Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 1,623 (876) (876)
Domino's Pizza,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2021 6,233 (5,610) (5,610)
Dropbox, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2021 68,226 (50,487) (50,487)
Easterly
Government
Properties, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 30,325 (6,672) (6,672)
Envestnet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,488 (5,190) (5,190)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,845 (1,890) (1,890)
Expedia Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,256 (4,682) (4,682)
Federal Signal
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 296 (166) (166)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 10,526 (20,947) (20,947)
Fox Factory
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 4,995 (1,299) (1,299)
Gibraltar
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 4,615 (2,584) (2,584)
Glaukos Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 3,574 (9,578) (9,578)
Globant SA Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 1,229 (3,380) (3,380)
GoDaddy , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2021 3,293 (1,120) (1,120)
GoHealth , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 8,822 (3,088) (3,088)
Hannon
Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2021 17,708 (24,969) (24,969)
HealthEquity , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 10,286 (6,172) (6,172)

88 - Statement of Investments - December 31, 2020 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Houlihan Lokey ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 14,813 (5,036) (5,036)
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 12,183 (18,640) (18,640)
Illinois Tool Works,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 542 (2,499) (2,499)
Insulet Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 2,330 (11,697) (11,697)
IPG Photonics
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 1,552 (3,492) (3,492)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,221 (7,682) (7,682)
LivePerson , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 1,369 (890) (890)
Marsh &
McLennan Cos.,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 9,113 (20,049) (20,049)
Match Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 7,048 (6,837) (6,837)
Moelis & Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 20,710 (13,047) (13,047)
National Health
Investors, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 445 (96) (96)
NeoGenomics ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 21,776 (27,220) (27,220)
NVR, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 552 (25,922) (25,922)
Onto Innovation,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 10,145 (8,319) (8,319)
Pacific
Biosciences of
California, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 7,465 (4,180) (4,180)
PagerDuty , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2021 13,699 (21,918) (21,918)
Palo Alto
Networks, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,575 (5,326) (5,326)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2020 - Statement of Investments - 89
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 1.18%
to 1.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 8,690 (12,600) (12,600)
Q2 Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 8,988 (8,628) (8,628)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 5,521 (34,230) (34,230)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 6,611 (17,255) (17,255)
salesforce.com,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 5,653 (396) (396)
Semtech Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 4,609 (7,190) (7,190)
SJW Group Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 6,581 (5,462) (5,462)
South Jersey
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 26,112 (783) (783)
Spotify
Technology SA
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 2,195 (8,275) (8,275)
Steven Madden
Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 28,876 (38,116) (38,116)
Sunrun , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 1,371 (7,691) (7,691)
Tempur Sealy
International, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2021 24,192 (6,290) (6,290)
TriNet Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2021 1,009 (252) (252)
Twist Bioscience
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 1,801 (4,917) (4,917)
Tyler
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 933 (6,671) (6,671)
Ulta Beauty, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 3,849 (37,797) (37,797)
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 15,869 (10,315) (10,315)
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 1,001 (1,471) (1,471)

90 - Statement of Investments - December 31, 2020 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
World Wrestling
Entertainment,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 12,692 (1,523) (1,523)
(982,290) (982,290)
– –
122,978 122,978
Financing Costs of Swap Contracts (4,482) (4,482)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 118,496 118,496
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT Mellon Dynamic U.S. Core Fund - December 31, 2020 - Statement of Investments - 91
Common Stocks 90.0%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The) 26,870 5,751,792
General Dynamics Corp. 11,748 1,748,337
Howmet Aerospace, Inc.* 19,143 546,341
Huntington Ingalls Industries,
Inc. 2,108 359,372
L3Harris Technologies, Inc. 10,622 2,007,770
Lockheed Martin Corp. 12,463 4,424,116
Northrop Grumman Corp. 7,841 2,389,310
Raytheon Technologies Corp. 76,896 5,498,833
Teledyne Technologies, Inc.* 1,824 714,972
Textron, Inc. 11,924 576,287
TransDigm Group, Inc.* 2,751 1,702,456
25,719,586
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.
(a) 7,058 662,534
Expeditors International of
Washington, Inc. 8,788 835,827
FedEx Corp. 12,225 3,173,854
United Parcel Service, Inc.,
Class B 36,217 6,098,943
10,771,158
Airlines 0.2%
Alaska Air Group, Inc. 6,427 334,204
American Airlines Group, Inc.
(a) 27,217 429,212
Delta Air Lines, Inc. 32,199 1,294,722
Southwest Airlines Co. 29,809 1,389,397
United Airlines Holdings,
Inc.*(a) 14,431 624,141
4,071,676
Auto Components 0.1%
Aptiv plc(a) 13,647 1,778,068
BorgWarner, Inc. 11,363 439,066
2,217,134
Automobiles 1.8%
Ford Motor Co. 197,485 1,735,893
General Motors Co. 63,715 2,653,093
Tesla, Inc.*(a) 38,422 27,113,253
31,502,239
Banks 3.5%
Bank of America Corp. 385,628 11,688,385
Citigroup, Inc. 105,429 6,500,752
Citizens Financial Group, Inc. 21,142 756,038
Comerica, Inc. 7,188 401,522
Fifth Third Bancorp 35,929 990,563
First Republic Bank 9,039 1,328,100
Huntington Bancshares, Inc.
(a) 50,144 633,319
JPMorgan Chase & Co. 154,435 19,624,055
KeyCorp 48,405 794,326
M&T Bank Corp. 6,727 856,347
People's United Financial, Inc. 22,081 285,507
PNC Financial Services
Group, Inc. (The) 21,439 3,194,411
Regions Financial Corp. 47,572 766,861
SVB Financial Group* 2,612 1,013,012
Truist Financial Corp. 68,217 3,269,641
Common Stocks
Shares Value ($)
Banks
US Bancorp 69,368 3,231,855
Wells Fargo & Co. 209,363 6,318,575
Zions Bancorp NA 8,532 370,630
62,023,899
Beverages 1.5%
Brown-Forman Corp., Class B 9,486 753,473
Coca-Cola Co. (The) 195,914 10,743,924
Constellation Brands, Inc.,
Class A 8,568 1,876,820
Molson Coors Beverage Co.,
Class B 9,778 441,868
Monster Beverage Corp.* 18,674 1,726,971
PepsiCo, Inc. 70,000 10,381,000
25,924,056
Biotechnology 1.7%
AbbVie, Inc. 89,422 9,581,567
Alexion Pharmaceuticals, Inc.* 11,059 1,727,858
Amgen, Inc. 29,481 6,778,272
Biogen, Inc.* 7,778 1,904,521
Gilead Sciences, Inc. 63,441 3,696,073
Incyte Corp.* 9,674 841,445
Regeneron Pharmaceuticals,
Inc.* 5,304 2,562,415
Vertex Pharmaceuticals, Inc.* 13,157 3,109,525
30,201,676
Building Products 0.4%
A O Smith Corp. 7,038 385,823
Allegion plc 4,820 560,952
Carrier Global Corp. 41,159 1,552,517
Fortune Brands Home &
Security, Inc. 7,249 621,384
Johnson Controls International
plc 36,581 1,704,309
Masco Corp. 12,944 711,014
Trane Technologies plc 12,136 1,761,662
7,297,661
Capital Markets 2.5%
Ameriprise Financial, Inc. 6,131 1,191,437
Bank of New York Mellon
Corp. (The) 39,994 1,697,345
BlackRock, Inc. 7,181 5,181,379
Cboe Global Markets, Inc. 5,287 492,325
Charles Schwab Corp. (The) 75,504 4,004,732
CME Group, Inc. 18,165 3,306,938
Franklin Resources, Inc.(a) 13,107 327,544
Goldman Sachs Group, Inc.
(The) 17,418 4,593,301
Intercontinental Exchange, Inc. 28,402 3,274,467
Invesco Ltd. 18,067 314,908
MarketAxess Holdings, Inc. 1,916 1,093,193
Moody's Corp. 8,168 2,370,680
Morgan Stanley 72,360 4,958,831
MSCI, Inc. 4,190 1,870,961
Nasdaq, Inc. 5,968 792,192
Northern Trust Corp. 10,816 1,007,402
Raymond James Financial,
Inc. 6,013 575,264
S&P Global, Inc. 12,178 4,003,274

92 - Statement of Investments - December 31, 2020 - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
State Street Corp. 17,813 1,296,430
T. Rowe Price Group, Inc. 11,443 1,732,356
44,084,959
Chemicals 1.6%
Air Products & Chemicals, Inc. 11,183 3,055,419
Albemarle Corp.(a) 5,278 778,610
Celanese Corp. 6,075 789,385
CF Industries Holdings, Inc. 11,110 430,068
Corteva, Inc. 37,630 1,457,034
Dow, Inc. 37,501 2,081,305
DuPont de Nemours, Inc. 37,119 2,639,532
Eastman Chemical Co. 6,689 670,773
Ecolab, Inc. 12,563 2,718,131
FMC Corp. 6,420 737,851
International Flavors &
Fragrances, Inc.(a) 5,557 604,824
Linde plc 26,580 7,004,096
LyondellBasell Industries NV,
Class A 12,977 1,189,472
Mosaic Co. (The) 17,908 412,063
PPG Industries, Inc. 11,937 1,721,554
Sherwin-Williams Co. (The) 4,135 3,038,853
29,328,970
Commercial Services & Supplies 0.4%
Cintas Corp. 4,440 1,569,362
Copart, Inc.* 10,492 1,335,107
Republic Services, Inc. 10,933 1,052,848
Rollins, Inc.(a) 11,617 453,876
Waste Management, Inc. 19,662 2,318,740
6,729,933
Communications Equipment 0.7%
Arista Networks, Inc.*(a) 2,831 822,604
Cisco Systems, Inc. 214,028 9,577,753
F5 Networks, Inc.* 3,023 531,866
Juniper Networks, Inc. 17,275 388,860
Motorola Solutions, Inc.(a) 8,563 1,456,224
12,777,307
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 6,405 697,889
Quanta Services, Inc. 7,197 518,328
1,216,217
Construction Materials 0.1%
Martin Marietta Materials, Inc. 3,139 891,382
Vulcan Materials Co. 6,682 991,007
1,882,389
Consumer Finance 0.5%
American Express Co. 33,012 3,991,481
Capital One Financial Corp. 23,130 2,286,401
Discover Financial Services(a) 15,478 1,401,223
Synchrony Financial 27,373 950,117
8,629,222
Containers & Packaging 0.3%
Amcor plc 79,072 930,677
Avery Dennison Corp. 4,113 637,967
Ball Corp. 16,525 1,539,800
International Paper Co. 19,824 985,649
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 4,928 679,620
Sealed Air Corp. 8,102 370,991
Westrock Co. 13,650 594,185
5,738,889
Distributors 0.1%
Genuine Parts Co.(a) 7,136 716,668
LKQ Corp.* 14,632 515,632
Pool Corp. 1,898 707,005
1,939,305
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 98,602 22,862,846
Diversified Telecommunication Services 1.3%
AT&T, Inc. 360,955 10,381,066
CenturyLink, Inc.(a) 51,728 504,348
Verizon Communications, Inc. 209,624 12,315,410
23,200,824
Electric Utilities 1.6%
Alliant Energy Corp. 12,308 634,231
American Electric Power Co.,
Inc. 25,096 2,089,744
Duke Energy Corp. 37,243 3,409,969
Edison International(a) 19,105 1,200,176
Entergy Corp. 10,406 1,038,935
Evergy, Inc. 11,169 619,991
Eversource Energy 17,317 1,498,094
Exelon Corp. 49,326 2,082,544
FirstEnergy Corp. 28,200 863,202
NextEra Energy, Inc. 99,217 7,654,592
NRG Energy, Inc. 12,716 477,486
Pinnacle West Capital Corp. 5,852 467,867
PPL Corp. 38,786 1,093,765
Southern Co. (The) 53,447 3,283,249
Xcel Energy, Inc. 26,555 1,770,422
28,184,267
Electrical Equipment 0.4%
AMETEK, Inc. 11,619 1,405,202
Eaton Corp. plc 20,159 2,421,902
Emerson Electric Co. 30,247 2,430,951
Rockwell Automation, Inc. 5,869 1,472,004
7,730,059
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 15,123 1,977,635
CDW Corp. 7,209 950,074
Corning, Inc. 38,585 1,389,060
FLIR Systems, Inc. 6,799 298,000
IPG Photonics Corp.* 1,859 416,026
Keysight Technologies, Inc.* 9,630 1,272,027
TE Connectivity Ltd. 16,721 2,024,411
Vontier Corp.* 7,164 239,278
Zebra Technologies Corp.,
Class A* 2,689 1,033,463
9,599,974
Energy Equipment & Services 0.2%
Baker Hughes Co.(a) 35,136 732,586
Halliburton Co. 46,083 870,969
National Oilwell Varco, Inc. 20,179 277,058

NVIT Mellon Dynamic U.S. Core Fund - December 31, 2020 - Statement of Investments - 93
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 70,322 1,535,129
TechnipFMC plc 21,956 206,386
3,622,128
Entertainment 2.0%
Activision Blizzard, Inc. 39,114 3,631,735
Electronic Arts, Inc.(a) 14,666 2,106,038
Live Nation Entertainment,
Inc.*(a) 7,431 546,030
Netflix, Inc.* 22,380 12,101,537
Take-Two Interactive Software,
Inc.* 5,978 1,242,169
Walt Disney Co. (The)* 91,723 16,618,373
36,245,882
Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate
Equities, Inc. 6,181 1,101,578
American Tower Corp. 22,489 5,047,881
AvalonBay Communities, Inc. 7,256 1,164,080
Boston Properties, Inc. 6,994 661,143
Crown Castle International
Corp. 21,826 3,474,481
Digital Realty Trust, Inc. 14,232 1,985,506
Duke Realty Corp. 19,332 772,700
Equinix, Inc. 4,508 3,219,523
Equity Residential 17,274 1,024,003
Essex Property Trust, Inc. 3,230 766,867
Extra Space Storage, Inc. 6,395 740,925
Federal Realty Investment
Trust 3,713 316,051
Healthpeak Properties, Inc. 28,224 853,211
Host Hotels & Resorts, Inc. 36,860 539,262
Iron Mountain, Inc. 14,977 441,522
Kimco Realty Corp. 22,478 337,395
Mid-America Apartment
Communities, Inc. 5,944 753,045
Prologis, Inc. 37,412 3,728,480
Public Storage 7,687 1,775,159
Realty Income Corp. 18,115 1,126,209
Regency Centers Corp. 8,201 373,884
SBA Communications Corp. 5,614 1,583,878
Simon Property Group, Inc. 16,127 1,375,311
SL Green Realty Corp. 3,656 217,824
UDR, Inc. 15,305 588,171
Ventas, Inc. 19,637 962,998
Vornado Realty Trust 8,151 304,358
Welltower, Inc. 21,072 1,361,673
Weyerhaeuser Co. 38,792 1,300,696
37,897,814
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 22,347 8,419,903
Kroger Co. (The) 40,243 1,278,118
Sysco Corp. 25,748 1,912,046
Walgreens Boots Alliance, Inc. 36,301 1,447,684
Walmart, Inc. 70,223 10,122,645
23,180,396
Food Products 0.9%
Archer-Daniels-Midland Co. 28,100 1,416,521
Campbell Soup Co. 9,901 478,713
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 25,623 929,090
General Mills, Inc. 30,898 1,816,803
Hershey Co. (The) 7,667 1,167,914
Hormel Foods Corp.(a) 14,592 680,133
J M Smucker Co. (The) 5,929 685,393
Kellogg Co. 12,813 797,353
Kraft Heinz Co. (The) 32,702 1,133,451
Lamb Weston Holdings, Inc. 7,601 598,503
McCormick & Co., Inc.
(Non-Voting) 12,552 1,199,971
Mondelez International, Inc.,
Class A 72,394 4,232,877
Tyson Foods, Inc., Class A 15,286 985,030
16,121,752
Gas Utilities 0.0%
†
Atmos Energy Corp. 6,456 616,096
Health Care Equipment & Supplies 3.4%
Abbott Laboratories 89,774 9,829,355
ABIOMED, Inc.* 2,234 724,263
Align Technology, Inc.* 3,627 1,938,196
Baxter International, Inc. 25,827 2,072,359
Becton Dickinson and Co. 14,679 3,672,979
Boston Scientific Corp.* 72,428 2,603,787
Cooper Cos., Inc. (The) 2,549 926,103
Danaher Corp.(a) 32,019 7,112,701
DENTSPLY SIRONA, Inc. 11,431 598,527
DexCom, Inc.* 4,853 1,794,251
Edwards Lifesciences Corp.* 31,531 2,876,573
Hologic, Inc.* 13,357 972,790
IDEXX Laboratories, Inc.* 4,313 2,155,939
Intuitive Surgical, Inc.* 5,951 4,868,513
Medtronic plc 68,170 7,985,434
ResMed, Inc. 7,321 1,556,152
STERIS plc(a) 4,229 801,565
Stryker Corp. 16,548 4,054,922
Teleflex, Inc. 2,420 995,999
Varian Medical Systems, Inc.* 4,530 792,795
West Pharmaceutical
Services, Inc. 3,842 1,088,477
Zimmer Biomet Holdings, Inc. 10,472 1,613,631
61,035,311
Health Care Providers & Services 2.4%
AmerisourceBergen Corp. 7,702 752,948
Anthem, Inc. 12,588 4,041,881
Cardinal Health, Inc. 14,543 778,923
Centene Corp.* 29,301 1,758,939
Cigna Corp. 18,284 3,806,363
CVS Health Corp. 66,261 4,525,626
DaVita, Inc.*(a) 3,908 458,799
HCA Healthcare, Inc. 13,346 2,194,883
Henry Schein, Inc.* 7,460 498,776
Humana, Inc.(a) 6,695 2,746,758
Laboratory Corp. of America
Holdings* 4,912 999,838
McKesson Corp. 8,110 1,410,491
Quest Diagnostics, Inc. 7,066 842,055
UnitedHealth Group, Inc.(a) 48,069 16,856,837

94 - Statement of Investments - December 31, 2020 - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 4,053 557,287
42,230,404
Health Care Technology 0.1%
Cerner Corp. 15,934 1,250,500
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. 32,016 693,467
Chipotle Mexican Grill, Inc.* 1,415 1,962,195
Darden Restaurants, Inc. 6,449 768,205
Domino's Pizza, Inc. 1,953 748,897
Hilton Worldwide Holdings,
Inc. 14,015 1,559,309
Las Vegas Sands Corp. 16,563 987,155
Marriott International, Inc.,
Class A 13,441 1,773,137
McDonald's Corp. 37,738 8,097,820
MGM Resorts International 21,401 674,346
Norwegian Cruise Line
Holdings Ltd.*(a) 14,063 357,622
Royal Caribbean Cruises Ltd. 9,557 713,812
Starbucks Corp. 59,433 6,358,142
Wynn Resorts Ltd.(a) 5,045 569,227
Yum! Brands, Inc. 15,243 1,654,780
26,918,114
Household Durables 0.4%
DR Horton, Inc. 17,233 1,187,698
Garmin Ltd. 7,752 927,604
Leggett & Platt, Inc. 6,886 305,050
Lennar Corp., Class A 14,298 1,089,937
Mohawk Industries, Inc.* 2,906 409,601
Newell Brands, Inc. 18,310 388,721
NVR, Inc.* 173 705,816
PulteGroup, Inc. 13,933 600,791
Whirlpool Corp. 3,266 589,480
6,204,698
Household Products 1.5%
Church & Dwight Co., Inc. 12,912 1,126,314
Clorox Co. (The) 6,364 1,285,019
Colgate-Palmolive Co. 43,382 3,709,595
Kimberly-Clark Corp. 17,201 2,319,211
Procter & Gamble Co. (The) 125,623 17,479,184
25,919,323
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 32,953 774,396
Industrial Conglomerates 1.1%
3M Co. 29,204 5,104,567
General Electric Co. 443,472 4,789,498
Honeywell International, Inc. 35,536 7,558,507
Roper Technologies, Inc. 5,304 2,286,501
19,739,073
Insurance 1.7%
Aflac, Inc. 32,997 1,467,377
Allstate Corp. (The) 15,364 1,688,964
American International Group,
Inc. 43,530 1,648,046
Aon plc, Class A(a) 11,562 2,442,704
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 9,707 1,200,853
Assurant, Inc. 3,109 423,508
Chubb Ltd. 22,842 3,515,841
Cincinnati Financial Corp.(a) 7,382 644,965
Everest Re Group Ltd. 2,087 488,546
Globe Life, Inc. 4,692 445,552
Hartford Financial Services
Group, Inc. (The) 18,818 921,706
Lincoln National Corp. 9,441 474,977
Loews Corp. 12,143 546,678
Marsh & McLennan Cos., Inc. 25,661 3,002,337
MetLife, Inc. 38,662 1,815,181
Principal Financial Group, Inc. 12,587 624,441
Progressive Corp. (The) 29,627 2,929,518
Prudential Financial, Inc. 20,006 1,561,868
Travelers Cos., Inc. (The) 12,803 1,797,157
Unum Group 10,994 252,202
W R Berkley Corp. 7,317 485,995
Willis Towers Watson plc 6,509 1,371,316
29,749,732
Interactive Media & Services 4.9%
Alphabet, Inc., Class A* 15,233 26,697,965
Alphabet, Inc., Class C* 14,708 25,766,651
Facebook, Inc., Class A* 121,808 33,273,073
Twitter, Inc.* 40,218 2,177,805
87,915,494
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.* 21,612 70,388,771
Booking Holdings, Inc.* 2,073 4,617,131
eBay, Inc. 33,092 1,662,873
Etsy, Inc.* 5,777 1,027,786
Expedia Group, Inc. 7,117 942,291
78,638,852
IT Services 4.9%
Accenture plc, Class A 32,089 8,381,968
Akamai Technologies, Inc.* 8,460 888,215
Automatic Data Processing,
Inc. 21,704 3,824,245
Broadridge Financial
Solutions, Inc. 6,009 920,579
Cognizant Technology
Solutions Corp., Class A 27,035 2,215,518
DXC Technology Co. 13,342 343,557
Fidelity National Information
Services, Inc. 31,411 4,443,400
Fiserv, Inc.* 28,921 3,292,945
FleetCor Technologies, Inc.* 4,335 1,182,718
Gartner, Inc.* 4,415 707,239
Global Payments, Inc. 15,146 3,262,751
International Business
Machines Corp. 45,118 5,679,454
Jack Henry & Associates, Inc. 3,757 608,596
Leidos Holdings, Inc. 6,953 730,899
Mastercard, Inc., Class A 44,568 15,908,102
Paychex, Inc. 16,163 1,506,068
PayPal Holdings, Inc.* 59,358 13,901,644
VeriSign, Inc.* 5,219 1,129,392
Visa, Inc., Class A(a) 85,908 18,790,657

NVIT Mellon Dynamic U.S. Core Fund - December 31, 2020 - Statement of Investments - 95
Common Stocks
Shares Value ($)
IT Services
Western Union Co. (The) 21,485 471,381
88,189,328
Leisure Products 0.0%
†
Hasbro, Inc. 6,623 619,515
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 15,466 1,832,566
Bio-Rad Laboratories, Inc.,
Class A* 1,060 617,916
Illumina, Inc.* 7,386 2,732,820
IQVIA Holdings, Inc.* 9,689 1,735,978
Mettler-Toledo International,
Inc.* 1,202 1,369,895
PerkinElmer, Inc. 5,549 796,282
Thermo Fisher Scientific, Inc. 20,075 9,350,534
Waters Corp.* 3,073 760,322
19,196,313
Machinery 1.5%
Caterpillar, Inc. 27,504 5,006,278
Cummins, Inc. 7,479 1,698,481
Deere & Co. 15,863 4,267,940
Dover Corp. 7,264 917,080
Flowserve Corp.(a) 6,776 249,695
Fortive Corp. 17,524 1,241,050
IDEX Corp. 3,747 746,402
Illinois Tool Works, Inc. 14,573 2,971,143
Ingersoll Rand, Inc.* 19,319 880,174
Otis Worldwide Corp. 20,563 1,389,031
PACCAR, Inc. 17,500 1,509,900
Parker-Hannifin Corp. 6,509 1,773,117
Pentair plc 8,656 459,547
Snap-on, Inc.(a) 2,842 486,380
Stanley Black & Decker, Inc. 8,093 1,445,086
Westinghouse Air Brake
Technologies Corp. 8,824 645,917
Xylem, Inc.(a) 9,441 960,999
26,648,220
Media 1.2%
Charter Communications, Inc.,
Class A*(a) 7,387 4,886,870
Comcast Corp., Class A 231,290 12,119,596
Discovery, Inc., Class A*(a) 8,332 250,710
Discovery, Inc., Class C* 15,332 401,545
DISH Network Corp., Class A* 12,852 415,634
Fox Corp., Class A(a) 17,543 510,852
Fox Corp., Class B 8,474 244,729
Interpublic Group of Cos., Inc.
(The) 20,271 476,774
News Corp., Class A(a) 20,244 363,785
News Corp., Class B(a) 6,704 119,130
Omnicom Group, Inc. 10,613 661,933
ViacomCBS, Inc.(a) 28,501 1,061,947
21,513,505
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 73,432 1,910,701
Newmont Corp. 40,631 2,433,390
Nucor Corp. 14,964 795,935
5,140,026
Common Stocks
Shares Value ($)
Multiline Retail 0.5%
Dollar General Corp. 12,393 2,606,248
Dollar Tree, Inc.* 11,875 1,282,975
Target Corp. 25,351 4,475,212
8,364,435
Multi-Utilities 0.7%
Ameren Corp. 12,466 973,096
CenterPoint Energy, Inc. 28,315 612,737
CMS Energy Corp. 14,429 880,313
Consolidated Edison, Inc. 17,665 1,276,650
Dominion Energy, Inc. 41,278 3,104,106
DTE Energy Co. 9,769 1,186,054
NiSource, Inc. 19,917 456,896
Public Service Enterprise
Group, Inc. 25,551 1,489,623
Sempra Energy 14,581 1,857,765
WEC Energy Group, Inc. 15,932 1,466,222
13,303,462
Oil, Gas & Consumable Fuels 1.9%
Apache Corp. 19,606 278,209
Cabot Oil & Gas Corp. 20,746 337,745
Chevron Corp. 97,499 8,233,791
Concho Resources, Inc. 9,641 562,552
ConocoPhillips 53,998 2,159,380
Devon Energy Corp. 19,890 314,461
Diamondback Energy, Inc. 8,227 398,187
EOG Resources, Inc. 29,466 1,469,469
Exxon Mobil Corp. 214,158 8,827,593
Hess Corp. 14,204 749,829
HollyFrontier Corp. 7,777 201,035
Kinder Morgan, Inc. 98,309 1,343,884
Marathon Oil Corp. 40,947 273,116
Marathon Petroleum Corp. 32,856 1,358,924
Occidental Petroleum Corp. 43,915 760,169
ONEOK, Inc. 23,294 894,024
Phillips 66 22,067 1,543,366
Pioneer Natural Resources
Co. 8,289 944,034
Valero Energy Corp. 21,193 1,198,888
Williams Cos., Inc. (The) 63,072 1,264,594
33,113,250
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 11,462 3,051,070
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. 114,439 7,098,651
Catalent, Inc.* 7,946 826,940
Eli Lilly & Co. 40,207 6,788,550
Johnson & Johnson 133,378 20,991,030
Merck & Co., Inc. 128,155 10,483,079
Perrigo Co. plc 7,093 317,199
Pfizer, Inc. 281,552 10,363,929
Viatris, Inc.* 62,702 1,175,035
Zoetis, Inc. 24,056 3,981,268
62,025,681
Professional Services 0.3%
Equifax, Inc. 6,139 1,183,845
IHS Markit Ltd. 18,832 1,691,679
Nielsen Holdings plc 18,555 387,243

96 - Statement of Investments - December 31, 2020 - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 5,947 371,568
Verisk Analytics, Inc. 8,216 1,705,559
5,339,894
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 16,924 1,061,473
Road & Rail 0.9%
CSX Corp. 38,703 3,512,297
JB Hunt Transport Services,
Inc. 4,339 592,924
Kansas City Southern 4,865 993,093
Norfolk Southern Corp. 12,851 3,053,526
Old Dominion Freight Line, Inc. 4,851 946,818
Union Pacific Corp. 34,127 7,105,924
16,204,582
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.* 60,898 5,584,956
Analog Devices, Inc. 18,691 2,761,221
Applied Materials, Inc. 46,226 3,989,304
Broadcom, Inc. 20,488 8,970,671
Intel Corp.(a) 207,571 10,341,187
KLA Corp. 7,808 2,021,569
Lam Research Corp. 7,288 3,441,904
Maxim Integrated Products,
Inc. 13,892 1,231,526
Microchip Technology, Inc. 13,279 1,833,963
Micron Technology, Inc.* 56,347 4,236,167
NVIDIA Corp. 31,360 16,376,192
Qorvo, Inc.* 5,751 956,219
QUALCOMM, Inc. 57,283 8,726,492
Skyworks Solutions, Inc. 8,385 1,281,899
Teradyne, Inc. 8,038 963,676
Texas Instruments, Inc. 46,488 7,630,075
Xilinx, Inc. 12,388 1,756,247
82,103,268
Software 7.7%
Adobe, Inc.* 24,301 12,153,416
ANSYS, Inc.* 4,339 1,578,528
Autodesk, Inc.* 11,127 3,397,518
Cadence Design Systems,
Inc.* 14,099 1,923,526
Citrix Systems, Inc. 6,399 832,510
Fortinet, Inc.* 6,796 1,009,410
Intuit, Inc. 13,302 5,052,765
Microsoft Corp. 383,121 85,213,773
NortonLifeLock, Inc. 30,761 639,214
Oracle Corp. 96,053 6,213,669
Paycom Software, Inc.* 2,472 1,117,962
salesforce.com, Inc.* 46,348 10,313,820
ServiceNow, Inc.* 9,878 5,437,147
Synopsys, Inc.* 7,715 2,000,037
Tyler Technologies, Inc.* 2,096 914,946
137,798,241
Specialty Retail 2.0%
Advance Auto Parts, Inc. 3,526 555,380
AutoZone, Inc.* 1,170 1,386,965
Best Buy Co., Inc. 11,977 1,195,185
CarMax, Inc.* 8,122 767,204
Gap, Inc. (The) 11,053 223,160
Common Stocks
Shares Value ($)
Specialty Retail
Home Depot, Inc. (The) 54,541 14,487,180
L Brands, Inc. 12,152 451,933
Lowe's Cos., Inc. 37,102 5,955,242
O'Reilly Automotive, Inc.* 3,661 1,656,859
Ross Stores, Inc. 18,002 2,210,826
Tiffany & Co. 5,342 702,206
TJX Cos., Inc. (The) 60,774 4,150,256
Tractor Supply Co. 6,054 851,071
Ulta Beauty, Inc.*(a) 2,792 801,751
35,395,218
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. 809,867 107,461,251
Hewlett Packard Enterprise
Co. 63,731 755,212
HP, Inc. 69,407 1,706,718
NetApp, Inc. 11,054 732,217
Seagate Technology plc 11,695 726,961
Western Digital Corp. 15,812 875,827
Xerox Holdings Corp. 8,661 200,849
112,459,035
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.(a) 18,699 272,631
NIKE, Inc., Class B 63,556 8,991,267
PVH Corp. 3,695 346,924
Ralph Lauren Corp. 2,493 258,624
Tapestry, Inc. 14,698 456,814
Under Armour, Inc., Class A* 9,583 164,540
Under Armour, Inc., Class
C*(a) 10,369 154,291
VF Corp. 16,150 1,379,371
12,024,462
Tobacco 0.6%
Altria Group, Inc. 94,063 3,856,583
Philip Morris International, Inc. 78,862 6,528,985
10,385,568
Trading Companies & Distributors 0.2%
Fastenal Co. 28,998 1,415,972
United Rentals, Inc.*(a) 3,781 876,852
WW Grainger, Inc. 2,343 956,741
3,249,565
Water Utilities 0.1%
American Water Works Co.,
Inc. 9,154 1,404,864
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 29,527 3,981,716
Total Common Stocks
(cost $1,156,240,947) 1,604,266,902

NVIT Mellon Dynamic U.S. Core Fund - December 31, 2020 - Statement of Investments - 97
Purchased Options 0.1%
Number of
Contracts Value ($)
Call Options 0.1%
Index Funds: 0.1%
S&P 500 E-Mini Index
1/15/2021 at USD 3,750.00,
European Style
Notional Amount: USD
63,665,387
Exchange Traded
*
339 847,500
S&P 500 E-Mini Index
3/19/2021 at USD 3,850.00,
American Style
Notional Amount: USD
63,665,387
Exchange Traded
*
339 1,271,250
S&P 500 E-Mini Index
2/19/2021 at USD 3,850.00,
European Style
Notional Amount: USD
63,665,387
Exchange Traded
*
339 808,515
Total Purchased Options
(cost $2,489,521 ) 2,927,265
Short-Term Investments 3.7%
Shares
U.S. Treasury Obligation 3.7%
U.S. Treasury Bills
0.09% 02/25/2021(b) 13,777,000 13,775,657
0.08% 03/18/2021 52,000,000 51,992,619
Total U.S. Treasury
Obligation
(cost $65,766,342) 65,768,276
Total Short-Term Investment
(cost $65,766,342) 65,768,276
Repurchase Agreements 0.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $5,623,496,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $5,735,914.(c)(d) 5,623,445 5,623,445
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$1,020,010.(c)(d) 1,000,000 1,000,000
HSBC Bank plc,
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $4,100,046,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $4,183,685.
(c)(d) 4,100,000 4,100,000
Total Repurchase Agreements
(cost $10,723,445) 10,723,445
Total Investments
(cost $1,235,220,255) — 94.4% 1,683,685,888
Other assets in excess of liabilities — 5.6% 99,237,298
NET ASSETS — 100.0%
$ 1,782,923,186
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $54,791,705, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,723,445 and by
$44,672,739 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/21/2021 –
8/15/2050, a total value of $55,396,184.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$10,723,445.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

98 - Statement of Investments - December 31, 2020 - NVIT Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 1,032 3/2021 USD 193,438,080 4,151,628
U.S. Treasury Long Bond 1,522 3/2021 USD 263,591,375 (3,391,725)
759,903
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Mellon Dynamic U.S. Equity Income Fund - December 31, 2020 - Statement of Investments - 99
Common Stocks 87.6%
Shares Value ($)
Aerospace & Defense 2.3%
L3Harris Technologies, Inc. 46,535 8,796,046
Northrop Grumman Corp. 7,046 2,147,057
10,943,103
Air Freight & Logistics 0.5%
FedEx Corp. 8,254 2,142,903
Automobiles 1.6%
General Motors Co. 184,946 7,701,151
Banks 7.0%
Bank of America Corp. 190,993 5,788,998
JPMorgan Chase & Co. 153,540 19,510,328
Truist Financial Corp. 46,144 2,211,682
US Bancorp 120,086 5,594,806
33,105,814
Beverages 1.0%
PepsiCo, Inc. 32,556 4,828,055
Biotechnology 2.3%
AbbVie, Inc. 99,509 10,662,389
Building Products 1.5%
Carrier Global Corp. 128,502 4,847,096
Trane Technologies plc 13,794 2,002,337
6,849,433
Capital Markets 6.6%
Ameriprise Financial, Inc. 17,152 3,333,148
Charles Schwab Corp. (The) 69,619 3,692,592
Goldman Sachs Group, Inc.
(The) 44,696 11,786,782
Morgan Stanley 177,014 12,130,770
30,943,292
Chemicals 2.4%
CF Industries Holdings, Inc. 223,044 8,634,033
Mosaic Co. (The) 123,462 2,840,861
11,474,894
Communications Equipment 1.3%
Cisco Systems, Inc. 133,513 5,974,707
Construction & Engineering 1.0%
Quanta Services, Inc.(a) 63,020 4,538,700
Construction Materials 1.7%
Vulcan Materials Co. 53,161 7,884,308
Consumer Finance 2.6%
Ally Financial, Inc. 124,293 4,432,288
Capital One Financial Corp. 76,861 7,597,710
12,029,998
Diversified Financial Services 4.5%
Berkshire Hathaway, Inc.,
Class B* 53,502 12,405,509
Voya Financial, Inc. 145,469 8,555,032
20,960,541
Electric Utilities 3.2%
Exelon Corp. 160,529 6,777,535
PPL Corp. 293,216 8,268,691
15,046,226
Electrical Equipment 2.9%
Eaton Corp. plc 88,541 10,637,316
Common Stocks
Shares Value ($)
Electrical Equipment
Hubbell, Inc. 19,681 3,085,784
13,723,100
Electronic Equipment, Instruments & Components 2.2%
Corning, Inc. 182,555 6,571,980
Dolby Laboratories, Inc., Class
A 41,362 4,017,491
10,589,471
Equity Real Estate Investment Trusts (REITs) 0.7%
Weyerhaeuser Co. 93,715 3,142,264
Food Products 0.8%
Archer-Daniels-Midland Co. 70,631 3,560,509
Health Care Equipment & Supplies 5.1%
Becton Dickinson and Co. 24,831 6,213,213
Danaher Corp. 20,509 4,555,869
Medtronic plc 114,016 13,355,834
24,124,916
Health Care Providers & Services 2.0%
Anthem, Inc. 12,875 4,134,034
Humana, Inc.(a) 6,276 2,574,854
McKesson Corp. 16,324 2,839,070
9,547,958
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands Corp. 97,830 5,830,668
Household Durables 0.4%
Lennar Corp., Class A 24,623 1,877,011
Independent Power and Renewable Electricity Producers
2.4%
AES Corp. (The) 112,661 2,647,534
Clearway Energy, Inc., Class C 123,719 3,950,348
NextEra Energy Partners
LP(a) 72,309 4,848,318
11,446,200
Insurance 5.0%
Assurant, Inc. 58,169 7,923,781
Chubb Ltd. 64,722 9,962,010
Reinsurance Group of
America, Inc. 21,543 2,496,834
Willis Towers Watson plc 14,255 3,003,244
23,385,869
Interactive Media & Services 2.4%
Alphabet, Inc., Class A* 6,384 11,188,854
Machinery 0.5%
Otis Worldwide Corp. 38,442 2,596,757
Media 1.2%
Comcast Corp., Class A 107,486 5,632,266
Metals & Mining 2.3%
Freeport-McMoRan, Inc. 422,914 11,004,222
Oil, Gas & Consumable Fuels 5.5%
Cabot Oil & Gas Corp. 145,561 2,369,733
ConocoPhillips(a) 103,279 4,130,127
Hess Corp. 124,179 6,555,410
Marathon Petroleum Corp. 227,137 9,394,386

100 - Statement of Investments - December 31, 2020 - NVIT Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Phillips 66 50,536 3,534,488
25,984,144
Paper & Forest Products 0.7%
Louisiana-Pacific Corp. 91,162 3,388,492
Pharmaceuticals 2.0%
Bristol-Myers Squibb Co. 77,735 4,821,902
Eli Lilly & Co. 28,463 4,805,693
9,627,595
Road & Rail 1.7%
Union Pacific Corp. 38,856 8,090,596
Semiconductors & Semiconductor Equipment 5.7%
Applied Materials, Inc. 84,681 7,307,970
Microchip Technology, Inc. 28,831 3,981,849
NXP Semiconductors NV 42,995 6,836,635
QUALCOMM, Inc. 55,870 8,511,236
26,637,690
Textiles, Apparel & Luxury Goods 0.5%
VF Corp. 26,095 2,228,774
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd. 82,770 3,575,664
Tobacco 1.2%
Philip Morris International, Inc. 70,493 5,836,115
Wireless Telecommunication Services 0.9%
Vodafone Group plc, ADR-UK 247,922 4,085,755
Total Common Stocks
(cost $288,533,788) 412,190,404
Purchased Options 0.2%
Number of
Contracts
Call Options 0.2%
Index Funds: 0.2%
S&P 500 E-Mini Index
3/19/2021 at USD 3,850.00,
American Style
Notional Amount: USD
16,151,101
Exchange Traded
*
86 322,500
S&P 500 E-Mini Index
1/15/2021 at USD 3,750.00,
European Style
Notional Amount: USD
16,151,101
Exchange Traded
*
86 215,000
S&P 500 E-Mini Index
2/19/2021 at USD 3,850.00,
European Style
Notional Amount: USD
16,151,101
Exchange Traded
*
86 205,110
Total Purchased Options
(cost $631,560 ) 742,610
Short-Term Investments 4.1%
Shares Value ($)
U.S. Treasury Obligation 4.1%
U.S. Treasury Bills
0.00% 3/18/2021(b) 14,000,000 13,998,013
0.09% 2/25/2021(c) 5,297,000 5,296,483
Total U.S. Treasury
Obligation
(cost $19,294,489) 19,294,496
Total Short-Term Investment
(cost $19,294,489) 19,294,496
Repurchase Agreements 0.7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $2,682,719,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $2,736,349.(d)(e) 2,682,695 2,682,695
HSBC Bank plc,
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $400,005,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $408,164.
(d)(e) 400,000 400,000
Total Repurchase Agreements
(cost $3,082,695) 3,082,695
Total Investments
(cost $311,542,532) — 92.6% 435,310,205
Other assets in excess of liabilities — 7.4% 35,040,019
NET ASSETS — 100.0%
$ 470,350,224
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $4,729,089, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $3,082,695 and by
$1,733,431 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/21/2021 –
5/15/2050, a total value of $4,816,126.
(b) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value
maturity.
(c) Security or a portion of the security was used to cover the margin requirement for futures contracts.

NVIT Mellon Dynamic U.S. Equity Income Fund - December 31, 2020 - Statement of Investments - 101
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$3,082,695.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 785 3/2021 USD 52,779,475 893,668
U.S. Treasury Long Bond 382 3/2021 USD 66,157,625 (851,274)
42,394
Short Contracts
S&P 500 E-Mini Index (25) 3/2021 USD (4,686,000) (118,234)
(118,234)
(75,840)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

102 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 95.3%
Shares Value ($)
Aerospace & Defense 2.0%
BAE Systems plc 229,528 1,535,138
General Dynamics Corp. 12,010 1,787,328
Huntington Ingalls Industries,
Inc. 11,200 1,909,376
Textron, Inc. 29,981 1,448,982
6,680,824
Airlines 0.8%
Southwest Airlines Co. 58,344 2,719,414
Auto Components 0.7%
Aptiv plc 8,363 1,089,615
BorgWarner, Inc. 32,788 1,266,929
2,356,544
Automobiles 0.5%
Honda Motor Co. Ltd.,
ADR-JP(a) 58,143 1,642,540
Banks 3.0%
CIT Group, Inc. 58,389 2,096,165
Commerce Bancshares, Inc.
(a) 29,558 1,941,961
Eastern Bankshares, Inc.*(a) 25,197 410,963
M&T Bank Corp. 10,345 1,316,919
PNC Financial Services
Group, Inc. (The)(a) 6,655 991,595
Truist Financial Corp. 45,586 2,184,937
Westamerica Bancorp(a) 21,705 1,200,069
10,142,609
Beverages 1.2%
Molson Coors Beverage Co.,
Class B 87,400 3,949,606
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.* 29,700 4,640,328
United Therapeutics Corp.* 13,825 2,098,497
6,738,825
Building Products 0.6%
Johnson Controls International
plc 47,467 2,211,487
Capital Markets 3.5%
Ameriprise Financial, Inc. 11,739 2,281,240
Bank of New York Mellon
Corp. (The) 65,682 2,787,544
Northern Trust Corp.(a) 42,282 3,938,146
State Street Corp. 14,177 1,031,802
T. Rowe Price Group, Inc.(a) 11,651 1,763,845
11,802,577
Chemicals 1.9%
Axalta Coating Systems Ltd.* 63,000 1,798,650
Corteva, Inc.(a) 76,500 2,962,080
Mosaic Co. (The) 79,100 1,820,091
6,580,821
Commercial Services & Supplies 0.8%
Republic Services, Inc. 27,195 2,618,878
Communications Equipment 0.8%
F5 Networks, Inc.* 14,916 2,624,321
Common Stocks
Shares Value ($)
Construction & Engineering 0.4%
AECOM* 27,900 1,388,862
Consumer Finance 0.8%
Ally Financial, Inc. 74,300 2,649,538
Containers & Packaging 2.1%
Graphic Packaging Holding
Co. 83,322 1,411,474
Packaging Corp. of America 10,110 1,394,270
Sealed Air Corp. 39,100 1,790,389
Sonoco Products Co. 44,535 2,638,699
7,234,832
Distributors 1.4%
Genuine Parts Co. 16,019 1,608,788
LKQ Corp.* 85,300 3,005,972
4,614,760
Diversified Financial Services 0.3%
Equitable Holdings, Inc.(a) 34,000 870,060
Electric Utilities 3.6%
Edison International 39,216 2,463,549
Evergy, Inc. 16,914 938,896
Eversource Energy 2,501 216,362
FirstEnergy Corp. 40,600 1,242,766
OGE Energy Corp. 117,000 3,727,620
Pinnacle West Capital Corp. 33,808 2,702,950
Xcel Energy, Inc. 15,011 1,000,783
12,292,926
Electrical Equipment 2.8%
Emerson Electric Co. 47,697 3,833,408
Hubbell, Inc. 16,842 2,640,657
nVent Electric plc 126,443 2,944,858
9,418,923
Electronic Equipment, Instruments & Components 1.7%
FLIR Systems, Inc. 41,500 1,818,945
TE Connectivity Ltd. 11,829 1,432,137
Vontier Corp.* 76,300 2,548,420
5,799,502
Energy Equipment & Services 0.6%
Baker Hughes Co.(a) 104,486 2,178,533
Equity Real Estate Investment Trusts (REITs) 3.6%
Gaming and Leisure
Properties, Inc. 52,801 2,238,762
Healthcare Trust of America,
Inc., Class A 34,459 949,001
Healthpeak Properties, Inc. 49,846 1,506,845
JBG SMITH Properties 111,881 3,498,519
MGM Growth Properties LLC,
Class A 53,286 1,667,852
Welltower, Inc. 13,981 903,452
Weyerhaeuser Co. 44,342 1,486,787
12,251,218
Food & Staples Retailing 1.7%
Koninklijke Ahold Delhaize NV 95,935 2,709,222
Sysco Corp. 19,249 1,429,430
US Foods Holding Corp.* 50,300 1,675,493
5,814,145

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2020 - Statement of Investments - 103
Common Stocks
Shares Value ($)
Food Products 5.6%
Bunge Ltd. 21,500 1,409,970
Conagra Brands, Inc. 70,967 2,573,263
Ingredion, Inc. 11,800 928,306
J M Smucker Co. (The) 19,596 2,265,298
Kellogg Co. 24,715 1,538,014
Kraft Heinz Co. (The) 102,500 3,552,650
Mondelez International, Inc.,
Class A 12,793 748,007
Orkla ASA 138,324 1,403,391
Post Holdings, Inc.* 45,112 4,556,763
18,975,662
Gas Utilities 2.2%
Atmos Energy Corp. 14,276 1,362,359
Spire, Inc. 20,304 1,300,268
UGI Corp. 135,659 4,742,638
7,405,265
Health Care Equipment & Supplies 2.9%
Becton Dickinson and Co. 6,908 1,728,520
Envista Holdings Corp.*(a) 56,965 1,921,429
Hill-Rom Holdings, Inc. 9,129 894,368
Hologic, Inc.* 8,700 633,621
Zimmer Biomet Holdings, Inc. 30,496 4,699,129
9,877,067
Health Care Providers & Services 6.1%
AmerisourceBergen Corp. 36,582 3,576,256
Cardinal Health, Inc. 38,774 2,076,735
Centene Corp.* 59,400 3,565,782
Henry Schein, Inc.* 26,110 1,745,715
Laboratory Corp. of America
Holdings* 12,700 2,585,085
McKesson Corp. 10,341 1,798,507
Quest Diagnostics, Inc. 20,437 2,435,477
Universal Health Services,
Inc., Class B 21,151 2,908,263
20,691,820
Health Care Technology 0.7%
Cerner Corp. 29,977 2,352,595
Hotels, Restaurants & Leisure 0.7%
Aramark 16,000 615,680
Sodexo SA 20,904 1,769,466
2,385,146
Household Durables 0.1%
Mohawk Industries, Inc.* 2,425 341,804
Household Products 0.4%
Kimberly-Clark Corp. 9,184 1,238,279
Independent Power and Renewable Electricity Producers
1.1%
Vistra Corp. 195,700 3,847,462
Insurance 9.5%
Aflac, Inc. 48,672 2,164,444
Alleghany Corp. 5,904 3,564,186
Allstate Corp. (The) 29,170 3,206,658
American International Group,
Inc. 35,200 1,332,672
Arch Capital Group Ltd.* 125,800 4,537,606
Arthur J Gallagher & Co. 9,722 1,202,708
Common Stocks
Shares Value ($)
Insurance
Brown & Brown, Inc. 6,407 303,756
Chubb Ltd. 24,826 3,821,218
Fidelity National Financial, Inc. 98,897 3,865,884
Loews Corp. 77,100 3,471,042
Markel Corp.* 2,500 2,583,250
Reinsurance Group of
America, Inc. 19,233 2,229,105
32,282,529
Interactive Media & Services 0.8%
IAC/InterActiveCorp* 14,100 2,669,835
Internet & Direct Marketing Retail 0.6%
eBay, Inc. 43,700 2,195,925
IT Services 1.8%
Euronet Worldwide, Inc.* 12,300 1,782,516
FleetCor Technologies, Inc.* 8,300 2,264,489
Leidos Holdings, Inc. 17,300 1,818,576
Science Applications
International Corp. 3,900 369,096
6,234,677
Leisure Products 0.3%
Polaris, Inc. 11,200 1,067,136
Machinery 2.1%
Crane Co. 11,929 926,406
Cummins, Inc. 4,422 1,004,236
IMI plc 115,940 1,856,528
Oshkosh Corp. 21,192 1,823,996
PACCAR, Inc. 19,151 1,652,348
7,263,514
Media 5.9%
Discovery, Inc., Class C* 67,000 1,754,730
DISH Network Corp., Class A* 87,500 2,829,750
Fox Corp., Class A 109,800 3,197,376
Fox Corp., Class B 63,964 1,847,280
Liberty Broadband Corp.,
Class C* 18,705 2,962,311
Liberty Media Corp-Liberty
SiriusXM, Class C* 73,300 3,189,283
News Corp., Class A 117,300 2,107,881
ViacomCBS, Inc.(a) 58,213 2,169,017
20,057,628
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Annaly Capital Management,
Inc. 368,700 3,115,515
Multiline Retail 1.6%
Dollar Tree, Inc.* 50,537 5,460,017
Multi-Utilities 2.2%
Ameren Corp. 8,422 657,421
CenterPoint Energy, Inc. 83,700 1,811,268
NiSource, Inc. 117,600 2,697,744
NorthWestern Corp. 39,106 2,280,271
7,446,704
Oil, Gas & Consumable Fuels 3.1%
Cimarex Energy Co. 24,941 935,537
ConocoPhillips 54,674 2,186,413
EQT Corp.(a) 136,900 1,739,999
HollyFrontier Corp. 102,700 2,654,795

104 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 150,500 3,017,525
10,534,269
Paper & Forest Products 0.6%
Mondi plc 92,371 2,180,124
Pharmaceuticals 1.0%
Jazz Pharmaceuticals plc* 10,800 1,782,540
Viatris, Inc.* 79,400 1,487,956
3,270,496
Road & Rail 0.7%
Heartland Express, Inc. 68,432 1,238,619
Norfolk Southern Corp. 4,517 1,073,285
2,311,904
Semiconductors & Semiconductor Equipment 1.1%
Applied Materials, Inc. 22,474 1,939,506
Maxim Integrated Products,
Inc. 8,794 779,588
Microchip Technology, Inc. 725 100,130
Qorvo, Inc.* 5,700 947,739
3,766,963
Software 1.8%
CDK Global, Inc. 51,800 2,684,794
Open Text Corp. 19,789 899,608
SS&C Technologies Holdings,
Inc. 35,200 2,560,800
6,145,202
Specialty Retail 1.1%
Advance Auto Parts, Inc. 15,643 2,463,929
Ross Stores, Inc. 10,600 1,301,786
3,765,715
Technology Hardware, Storage & Peripherals 1.4%
HP, Inc. 86,776 2,133,822
NCR Corp.* 72,939 2,740,318
4,874,140
Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.
(a) 74,169 927,112
Trading Companies & Distributors 1.4%
AerCap Holdings NV* 65,700 2,994,606
MSC Industrial Direct Co., Inc.,
Class A 22,146 1,868,901
4,863,507
Wireless Telecommunication Services 0.5%
Rogers Communications, Inc.,
Class B 35,332 1,644,885
Total Common Stocks
(cost $260,943,579) 323,774,642
Exchange Traded Fund 1.1%
Equity Fund 1.1%
iShares Russell Mid-Cap Value
ETF(a) 39,237 3,804,419
Total Exchange Traded Fund
(cost $3,138,156) 3,804,419
Repurchase Agreements 3.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $1,050,623,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $1,071,626.(b)(c) 1,050,614 1,050,614
HSBC Bank plc,
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $7,400,083,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $7,551,042.
(b)(c) 7,400,000 7,400,000
Pershing LLC,
0.12%, dated 12/31/2020,
due 1/4/2021, repurchase
price $2,000,027,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $10,450,614) 10,450,614
Total Investments
(cost $274,532,349) — 99.5% 338,029,675
Other assets in excess of liabilities — 0.5% 1,687,656
NET ASSETS — 100.0%
$ 339,717,331
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $16,580,119, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,450,614 and by
$6,338,766 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/28/2021 –
5/15/2050, a total value of $16,789,380.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$10,450,614.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2020 - Statement of Investments - 105
ADR American Depositary Receipt
ETF Exchange Traded Fund
JP Japan
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of December 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 108,311 USD 132,131 Credit Suisse International 3/31/2021 445
GBP 95,571 USD 127,707 JPMorgan Chase Bank 3/31/2021 3,056
USD 4,024,586 EUR 3,277,621 Credit Suisse International 3/31/2021 12,663
USD 31,875 NOK 272,775 Goldman Sachs International 3/31/2021 72
Total unrealized appreciation 16,236
USD 1,410,368 CAD 1,796,526 Morgan Stanley Co., Inc. 3/31/2021 (1,323)
USD 4,918,631 GBP 3,651,469 JPMorgan Chase Bank 3/31/2021 (77,413)
USD 983,291 JPY 101,939,714 Bank of America NA 3/31/2021 (4,970)
USD 1,146,279 NOK 9,963,339 Goldman Sachs International 3/31/2021 (15,354)
Total unrealized depreciation (99,060)
Net unrealized depreciation (82,824)
Currency:
CAD Canadian dollar
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
USD United States dollar
The accompanying notes are an integral part of these financial statements.

106 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 1.2%
Aerojet Rocketdyne Holdings,
Inc.*(a) 8,245 435,748
Axon Enterprise, Inc.* 2,342 286,965
BWX Technologies, Inc. 6,979 420,694
Curtiss-Wright Corp.(a) 2,793 324,966
Mercury Systems, Inc.* 3,494 307,682
1,776,055
Auto Components 1.9%
Fox Factory Holding Corp.*(a) 11,701 1,236,913
Patrick Industries, Inc. 7,020 479,817
Visteon Corp.* 9,537 1,197,084
2,913,814
Automobiles 0.4%
Thor Industries, Inc.(a) 6,571 611,037
Banks 0.8%
Pinnacle Financial Partners,
Inc.(a) 5,300 341,320
Synovus Financial Corp. 8,884 287,575
Triumph Bancorp, Inc.* 7,345 356,600
Western Alliance Bancorp 5,065 303,647
1,289,142
Biotechnology 12.2%
Acceleron Pharma, Inc.*(a) 5,789 740,645
Adverum Biotechnologies,
Inc.*(a) 18,871 204,562
Akebia Therapeutics, Inc.*(a) 35,206 98,577
Akero Therapeutics, Inc.*(a) 800 20,640
Allakos, Inc.*(a) 3,241 453,740
ALX Oncology Holdings,
Inc.*(a) 3,250 280,150
Amicus Therapeutics, Inc.* 50,010 1,154,731
Apellis Pharmaceuticals,
Inc.*(a) 17,646 1,009,351
Arena Pharmaceuticals,
Inc.*(a) 3,850 295,795
Arrowhead Pharmaceuticals,
Inc.* 4,442 340,835
BioAtla, Inc.* 800 27,208
Biohaven Pharmaceutical
Holding Co. Ltd.* 4,689 401,894
CareDx, Inc.*(a) 14,233 1,031,181
ChemoCentryx, Inc.*(a) 6,194 383,532
Constellation Pharmaceuticals,
Inc.*(a) 8,599 247,651
Deciphera Pharmaceuticals,
Inc.* 7,307 417,010
Dicerna Pharmaceuticals, Inc.* 12,320 271,410
Dyne Therapeutics, Inc.*(a) 6,844 143,724
Fate Therapeutics, Inc.* 2,248 204,411
Five Prime Therapeutics,
Inc.*(a) 4,883 83,060
Halozyme Therapeutics,
Inc.*(a) 18,301 781,636
Heron Therapeutics, Inc.*(a) 17,527 370,959
Homology Medicines, Inc.*(a) 14,622 165,082
ImmunoGen, Inc.*(a) 33,475 215,914
Karyopharm Therapeutics,
Inc.* 16,947 262,339
Common Stocks
Shares Value ($)
Biotechnology
Kodiak Sciences, Inc.*(a) 3,515 516,389
Kura Oncology, Inc.* 9,037 295,148
Kymera Therapeutics, Inc.*(a) 3,400 210,800
Madrigal Pharmaceuticals,
Inc.*(a) 2,614 290,598
Mersana Therapeutics, Inc.*(a) 10,641 283,157
Mirati Therapeutics, Inc.* 2,785 611,697
Nkarta, Inc.*(a) 3,059 188,037
Novavax, Inc.*(a) 1,932 215,437
PTC Therapeutics, Inc.* 6,632 404,751
Radius Health, Inc.*(a) 14,423 257,595
RAPT Therapeutics, Inc.*(a) 6,736 133,036
Rhythm Pharmaceuticals,
Inc.*(a) 9,093 270,335
Rocket Pharmaceuticals,
Inc.*(a) 4,358 238,993
Syndax Pharmaceuticals, Inc.* 5,008 111,378
TCR2 Therapeutics, Inc.*(a) 7,800 241,254
TG Therapeutics, Inc.* 21,731 1,130,447
Turning Point Therapeutics,
Inc.* 7,728 941,657
Ultragenyx Pharmaceutical,
Inc.*(a) 9,183 1,271,203
Veracyte, Inc.*(a) 22,557 1,103,939
Y-mAbs Therapeutics, Inc.*(a) 6,408 317,260
18,639,148
Building Products 3.0%
Advanced Drainage Systems,
Inc. 16,459 1,375,643
Armstrong World Industries,
Inc. 2,652 197,282
AZEK Co., Inc. (The)* 12,648 486,316
Builders FirstSource, Inc.* 9,974 407,039
Simpson Manufacturing Co.,
Inc. 5,936 554,719
Trex Co., Inc.* 19,140 1,602,401
4,623,400
Capital Markets 2.4%
Artisan Partners Asset
Management, Inc., Class A 9,122 459,201
Cohen & Steers, Inc. 6,773 503,234
Hamilton Lane, Inc., Class A 13,744 1,072,719
LPL Financial Holdings, Inc. 7,714 803,953
StepStone Group, Inc., Class
A*(a) 11,996 477,441
Stifel Financial Corp.(a) 7,482 377,542
3,694,090
Chemicals 1.1%
Axalta Coating Systems Ltd.* 12,956 369,894
Cabot Corp. 5,219 234,229
Element Solutions, Inc. 36,227 642,304
Ingevity Corp.*(a) 4,626 350,327
1,596,754
Commercial Services & Supplies 1.3%
Casella Waste Systems, Inc.,
Class A* 17,909 1,109,463
Clean Harbors, Inc.* 4,634 352,647

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2020 - Statement of Investments - 107
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Tetra Tech, Inc. 4,797 555,397
2,017,507
Communications Equipment 0.3%
Lumentum Holdings, Inc.*(a) 4,525 428,970
Consumer Finance 0.5%
OneMain Holdings, Inc. 8,344 401,847
SLM Corp. 33,791 418,671
820,518
Containers & Packaging 0.1%
Graphic Packaging Holding
Co. 10,521 178,226
Distributors 0.9%
Pool Corp. 3,574 1,331,315
Diversified Telecommunication Services 0.7%
Bandwidth, Inc., Class A*(a) 7,028 1,079,993
Electrical Equipment 2.3%
Array Technologies, Inc.*(a) 16,603 716,253
Bloom Energy Corp., Class A* 4,928 141,236
EnerSys 3,959 328,835
FuelCell Energy, Inc.*(a) 6,577 73,465
Generac Holdings, Inc.* 4,609 1,048,133
Plug Power, Inc.*(a) 9,270 314,346
Regal Beloit Corp.(a) 6,989 858,319
3,480,587
Electronic Equipment, Instruments & Components 1.0%
908 Devices, Inc.*(a) 1,457 82,976
CTS Corp. 10,485 359,950
Insight Enterprises, Inc.* 6,025 458,443
Novanta, Inc.* 5,605 662,623
1,563,992
Entertainment 0.7%
Zynga, Inc., Class A* 101,431 1,001,124
Equity Real Estate Investment Trusts (REITs) 1.8%
Columbia Property Trust, Inc. 14,301 205,076
CoreSite Realty Corp. 2,278 285,388
Corporate Office Properties
Trust 8,997 234,642
Essential Properties Realty
Trust, Inc. 14,872 315,286
First Industrial Realty Trust,
Inc. 19,957 840,788
Independence Realty Trust,
Inc. 24,590 330,244
JBG SMITH Properties 9,636 301,318
PS Business Parks, Inc. 2,193 291,384
2,804,126
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings,
Inc.* 17,061 636,034
Performance Food Group Co.* 12,075 574,891
1,210,925
Food Products 2.2%
Freshpet, Inc.* 18,284 2,596,145
Hostess Brands, Inc.* 24,836 363,599
Common Stocks
Shares Value ($)
Food Products
Simply Good Foods Co.
(The)*(a) 13,216 414,454
3,374,198
Health Care Equipment & Supplies 7.3%
Acutus Medical, Inc.* 7,038 202,765
AtriCure, Inc.* 6,272 349,162
Axonics Modulation
Technologies, Inc.*(a) 13,432 670,525
Cardiovascular Systems, Inc.* 6,042 264,398
CryoPort, Inc.*(a) 14,729 646,309
Eargo, Inc.*(a) 1,304 58,445
Glaukos Corp.* 3,948 297,126
Globus Medical, Inc., Class A* 11,104 724,203
ICU Medical, Inc.* 740 158,723
Integer Holdings Corp.* 5,791 470,171
Integra LifeSciences Holdings
Corp.* 8,136 528,189
iRhythm Technologies, Inc.*(a) 5,579 1,323,395
Masimo Corp.* 6,245 1,676,033
OraSure Technologies, Inc.* 13,418 142,030
Penumbra, Inc.* 3,330 582,750
Quidel Corp.* 4,911 882,261
Silk Road Medical, Inc.* 9,180 578,156
Tandem Diabetes Care,
Inc.*(a) 16,172 1,547,337
11,101,978
Health Care Providers & Services 3.1%
1Life Healthcare, Inc.*(a) 16,019 699,229
Addus HomeCare Corp.*(a) 3,171 371,292
Amedisys, Inc.* 6,245 1,831,846
LHC Group, Inc.* 2,473 527,540
Providence Service Corp.
(The)* 4,273 592,366
R1 RCM, Inc.* 28,755 690,696
4,712,969
Health Care Technology 2.7%
Health Catalyst, Inc.* 9,019 392,597
HMS Holdings Corp.* 11,441 420,457
Inspire Medical Systems,
Inc.*(a) 9,702 1,824,849
Omnicell, Inc.*(a) 7,013 841,700
Phreesia, Inc.* 12,644 686,064
4,165,667
Hotels, Restaurants & Leisure 3.3%
BJ's Restaurants, Inc.(a) 3,800 146,262
Boyd Gaming Corp.*(a) 7,976 342,330
Churchill Downs, Inc. 7,886 1,536,114
Papa John's International, Inc. 4,781 405,668
Penn National Gaming,
Inc.*(a) 8,966 774,393
Texas Roadhouse, Inc. 5,436 424,878
Wingstop, Inc. 10,232 1,356,252
4,985,897
Household Durables 1.3%
TopBuild Corp.*(a) 10,926 2,011,257

108 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Insurance 1.0%
James River Group Holdings
Ltd. 7,713 379,094
Kemper Corp. 4,186 321,610
Kinsale Capital Group, Inc. 3,999 800,320
1,501,024
Interactive Media & Services 0.1%
Cargurus, Inc.* 6,276 199,137
Internet & Direct Marketing Retail 0.7%
Shutterstock, Inc. 4,186 300,136
Stamps.com, Inc.* 3,838 752,977
1,053,113
IT Services 3.5%
CACI International, Inc., Class
A* 2,053 511,875
ExlService Holdings, Inc.* 5,230 445,230
Globant SA* 4,953 1,077,822
LiveRamp Holdings, Inc.* 16,548 1,211,148
Perficient, Inc.* 10,011 477,024
Repay Holdings Corp.* 12,281 334,657
Science Applications
International Corp. 4,390 415,470
Shift4 Payments, Inc., Class
A*(a) 4,328 326,331
Verra Mobility Corp.*(a) 43,124 578,724
5,378,281
Leisure Products 1.1%
Smith & Wesson Brands, Inc. 14,293 253,701
YETI Holdings, Inc.*(a) 20,423 1,398,363
1,652,064
Life Sciences Tools & Services 4.3%
Bio-Techne Corp. 2,617 831,028
Medpace Holdings, Inc.* 8,242 1,147,287
NanoString Technologies,
Inc.*(a) 6,744 451,039
NeoGenomics, Inc.*(a) 24,854 1,338,139
PRA Health Sciences, Inc.* 3,860 484,198
Quanterix Corp.* 4,777 222,131
Repligen Corp.* 9,722 1,863,027
Seer, Inc.*(a) 2,471 138,722
6,475,571
Machinery 5.6%
Altra Industrial Motion Corp. 15,785 874,963
Chart Industries, Inc.* 8,664 1,020,533
Colfax Corp.*(a) 10,502 401,596
Federal Signal Corp. 18,587 616,531
Hydrofarm Holdings Group,
Inc.* 1,400 73,612
ITT, Inc. 20,799 1,601,939
John Bean Technologies Corp.
(a) 4,604 524,257
Kornit Digital Ltd.* 15,201 1,354,865
Rexnord Corp. 10,049 396,835
SPX Corp.* 21,424 1,168,465
SPX FLOW, Inc.* 7,063 409,371
8,442,967
Media 1.2%
Cable One, Inc. 467 1,040,345
Common Stocks
Shares Value ($)
Media
Cardlytics, Inc.*(a) 5,469 780,809
1,821,154
Metals & Mining 0.5%
Arconic Corp.* 14,500 432,100
SSR Mining, Inc.*(a) 19,633 394,820
826,920
Paper & Forest Products 1.0%
Boise Cascade Co. 7,023 335,700
Louisiana-Pacific Corp. 31,843 1,183,604
1,519,304
Personal Products 0.2%
BellRing Brands, Inc., Class A* 14,030 341,069
Pharmaceuticals 0.8%
Arvinas, Inc.*(a) 2,098 178,183
Pacira BioSciences, Inc.*(a) 4,457 266,707
Reata Pharmaceuticals, Inc.,
Class A*(a) 1,269 156,874
Revance Therapeutics, Inc.*(a) 10,916 309,359
Theravance Biopharma,
Inc.*(a) 14,454 256,848
1,167,971
Professional Services 0.9%
ASGN, Inc.* 5,940 496,168
Exponent, Inc. 5,035 453,301
Insperity, Inc.(a) 4,448 362,156
1,311,625
Real Estate Management & Development 0.2%
Redfin Corp.* 3,623 248,646
Road & Rail 0.8%
Marten Transport Ltd. 13,762 237,119
Saia, Inc.* 5,341 965,653
1,202,772
Semiconductors & Semiconductor Equipment 7.6%
Ambarella, Inc.* 2,496 229,183
Axcelis Technologies, Inc.* 11,849 345,043
Cirrus Logic, Inc.* 4,556 374,503
Cohu, Inc. 6,724 256,722
Entegris, Inc. 10,990 1,056,139
First Solar, Inc.*(a) 4,079 403,495
FormFactor, Inc.* 27,040 1,163,261
Lattice Semiconductor Corp.* 46,184 2,116,151
MACOM Technology Solutions
Holdings, Inc.* 18,833 1,036,568
MKS Instruments, Inc. 6,752 1,015,838
Monolithic Power Systems,
Inc.(a) 4,859 1,779,512
Power Integrations, Inc.(a) 15,104 1,236,413
Synaptics, Inc.*(a) 5,125 494,050
11,506,878
Software 11.7%
Alarm.com Holdings, Inc.*(a) 5,842 604,355
Avalara, Inc.* 8,878 1,463,893
Bill.com Holdings, Inc.*(a) 3,969 541,769
Blackbaud, Inc.(a) 5,134 295,513
Cerence, Inc.*(a) 2,414 242,559
Digital Turbine, Inc.*(a) 7,581 428,781

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2020 - Statement of Investments - 109
Common Stocks
Shares Value ($)
Software
Duck Creek Technologies,
Inc.* 2,562 110,935
Envestnet, Inc.* 5,734 471,851
Everbridge, Inc.*(a) 5,335 795,288
Five9, Inc.* 9,827 1,713,829
HubSpot, Inc.* 3,125 1,238,875
Manhattan Associates, Inc.* 12,154 1,278,358
Medallia, Inc.*(a) 11,300 375,386
Mimecast Ltd.*(a) 8,192 465,633
Paylocity Holding Corp.* 5,964 1,228,047
Pegasystems, Inc.(a) 2,145 285,843
Q2 Holdings, Inc.*(a) 12,116 1,533,038
Rapid7, Inc.*(a) 7,483 674,667
SailPoint Technologies
Holdings, Inc.*(a) 16,893 899,383
Sprout Social, Inc., Class A* 20,181 916,419
SVMK, Inc.* 17,060 435,883
Varonis Systems, Inc.* 11,007 1,800,855
17,801,160
Specialty Retail 1.6%
Floor & Decor Holdings, Inc.,
Class A* 5,551 515,410
Foot Locker, Inc.(a) 9,672 391,136
Lithia Motors, Inc., Class A(a) 5,432 1,589,783
2,496,329
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp.* 2,336 669,919
PVH Corp. 6,349 596,108
Under Armour, Inc., Class
C*(a) 29,467 438,469
Wolverine World Wide, Inc. 11,725 366,406
2,070,902
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp. 31,902 400,370
Trading Companies & Distributors 1.2%
Applied Industrial
Technologies, Inc. 5,204 405,860
Herc Holdings, Inc.* 7,223 479,680
SiteOne Landscape Supply,
Inc.*(a) 6,156 976,526
1,862,066
Total Common Stocks
(cost $92,705,377) 150,692,012
Repurchase Agreements 9.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $4,581,981,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $4,673,579.(b)(c) 4,581,940 4,581,940
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$1,020,010.(b)(c) 1,000,000 1,000,000
HSBC Bank plc,
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $6,200,069,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $6,326,548.
(b)(c) 6,200,000 6,200,000
Pershing LLC,
0.12%, dated 12/31/2020,
due 1/4/2021, repurchase
price $2,000,027,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $13,781,940) 13,781,940
Total Investments
(cost $106,487,317) — 108.1% 164,473,952
Liabilities in excess of other assets — (8.1)% (12,285,616)
NET ASSETS — 100.0%
$ 152,188,336

110 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Small Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $39,811,472, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $13,781,940 and by
$27,341,058 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/14/2021 –
5/15/2050, a total value of $41,122,998.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$13,781,940.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2020 - Statement of Investments - 111
Common Stocks 97.2%
Shares Value ($)
Aerospace & Defense 1.4%
Astronics Corp.* 27,643 365,717
Triumph Group, Inc. 44,914 564,120
Vectrus, Inc.*(a) 36,091 1,794,444
2,724,281
Air Freight & Logistics 0.3%
Echo Global Logistics, Inc.* 15,213 408,013
Radiant Logistics, Inc.* 18,988 110,130
518,143
Airlines 0.2%
SkyWest, Inc. 8,955 360,976
Auto Components 3.2%
American Axle &
Manufacturing Holdings,
Inc.* 98,735 823,450
Cooper-Standard Holdings,
Inc.*(a) 22,593 783,299
Dorman Products, Inc.*(a) 24,636 2,138,898
Goodyear Tire & Rubber Co.
(The) 111,920 1,221,047
Modine Manufacturing Co.* 44,836 563,140
Tenneco, Inc., Class A* 77,110 817,366
6,347,200
Banks 6.7%
1st Source Corp. 1,054 42,476
Altabancorp 2,688 75,049
Amalgamated Bank, Class A 8,513 116,969
American National
Bankshares, Inc.(a) 1,100 28,831
Atlantic Capital Bancshares,
Inc.*(a) 9,972 158,754
BancFirst Corp.(a) 11,516 675,989
Bancorp, Inc. (The)* 34,367 469,110
Bank of Commerce Holdings 3,056 30,254
Bank of Marin Bancorp 2,100 72,114
Bank of Princeton (The)(a) 211 4,940
Bankwell Financial Group, Inc. 778 15,210
Banner Corp. 8,454 393,872
BayCom Corp.*(a) 3,201 48,559
BCB Bancorp, Inc.(a) 1,200 13,284
Cadence Bancorp 89,325 1,466,717
Capital City Bank Group, Inc. 4,172 102,548
Capstar Financial Holdings,
Inc.(a) 4,044 59,649
Carter Bankshares, Inc. 4,632 49,655
CBTX, Inc.(a) 7,631 194,667
Central Pacific Financial Corp. 26,516 504,069
Central Valley Community
Bancorp 4,004 59,620
Chemung Financial Corp. 843 28,620
CNB Financial Corp. 2,663 56,695
Community Trust Bancorp, Inc. 6,849 253,755
Eagle Bancorp, Inc.(a) 23,620 975,506
Enterprise Financial Services
Corp. 9,668 337,897
Esquire Financial Holdings,
Inc.* 1,000 19,190
Evans Bancorp, Inc. 316 8,703
FB Financial Corp. 11,159 387,552
Common Stocks
Shares Value ($)
Banks
Financial Institutions, Inc. 6,112 137,520
First Bancorp/PR 57,007 525,605
First Financial Corp. 3,161 122,805
First Internet Bancorp 1,300 37,362
Great Southern Bancorp, Inc. 3,899 190,661
Guaranty Bancshares, Inc. 2,775 83,111
Hanmi Financial Corp. 19,295 218,805
HBT Financial, Inc.(a) 6,215 94,157
Heartland Financial USA, Inc.
(a) 3,358 135,562
Heritage Financial Corp.(a) 1,806 42,242
Hilltop Holdings, Inc.(a) 18,014 495,565
Hope Bancorp, Inc. 5,362 58,499
Independent Bank Corp./MI 9,722 179,565
Lakeland Bancorp, Inc.(a) 14,935 189,675
Live Oak Bancshares, Inc. 15,839 751,719
Macatawa Bank Corp. 3,688 30,869
Metropolitan Bank Holding
Corp.* 2,345 85,053
MidWestOne Financial Group,
Inc. 1,475 36,138
Nicolet Bankshares, Inc.*(a) 3,688 244,699
Northeast Bank 2,200 49,544
Northrim Bancorp, Inc. 3,605 122,390
OFG Bancorp 31,207 578,578
Old Second Bancorp, Inc. 2,002 20,220
Peapack-Gladstone Financial
Corp. 5,163 117,510
Preferred Bank 6,705 338,401
Professional Holding Corp.,
Class A* 2,038 31,446
QCR Holdings, Inc.(a) 6,533 258,641
RBB Bancorp(a) 5,509 84,728
Select Bancorp, Inc.* 1,693 16,033
Shore Bancshares, Inc. 3,267 47,698
Sierra Bancorp 2,845 68,052
SmartFinancial, Inc. 3,843 69,712
South Plains Financial, Inc.(a) 1,860 35,247
Southern First Bancshares,
Inc.* 2,525 89,259
Spirit of Texas Bancshares,
Inc. 1,000 16,800
TriState Capital Holdings, Inc.* 4,993 86,878
UMB Financial Corp. 13,329 919,568
13,260,571
Biotechnology 1.8%
Acorda Therapeutics, Inc.*(a) 16,752 11,560
AnaptysBio, Inc.* 2,593 55,749
Assembly Biosciences, Inc.*(a) 2,820 17,061
Beyondspring, Inc.*(a) 1,384 16,885
Chimerix, Inc.* 39,572 191,133
Cidara Therapeutics, Inc.* 13,572 27,144
Concert Pharmaceuticals,
Inc.*(a) 18,701 236,381
Cyclerion Therapeutics, Inc.* 1,743 5,334
Emergent BioSolutions, Inc.* 9,518 852,813
Enanta Pharmaceuticals, Inc.* 2,649 111,523
G1 Therapeutics, Inc.*(a) 4,157 74,784
GlycoMimetics, Inc.*(a) 9,088 34,171

112 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Biotechnology
Gossamer Bio, Inc.*(a) 18,191 175,907
Jounce Therapeutics, Inc.*(a) 3,899 27,293
Kindred Biosciences, Inc.*(a) 18,715 80,662
Magenta Therapeutics, Inc.*(a) 1,100 8,624
NextCure, Inc.*(a) 4,417 48,145
Palatin Technologies, Inc.* 21,580 14,584
Poseida Therapeutics, Inc.* 1,550 17,003
Rubius Therapeutics, Inc.*(a) 23,322 177,014
Selecta Biosciences, Inc.*(a) 42,498 128,769
Solid Biosciences, Inc.*(a) 12,901 97,790
Sutro Biopharma, Inc.*(a) 2,686 58,313
United Therapeutics Corp.* 3,135 475,862
Vanda Pharmaceuticals, Inc.* 41,716 548,148
Verastem, Inc.* 23,200 49,416
3,542,068
Building Products 1.5%
American Woodmark Corp.*(a) 20,067 1,883,288
Apogee Enterprises, Inc. 17,926 567,895
Quanex Building Products
Corp. 20,857 462,400
2,913,583
Capital Markets 6.4%
Blucora, Inc.* 4,895 77,879
Cowen, Inc., Class A(a) 27,536 715,661
Donnelley Financial Solutions,
Inc.* 6,248 106,029
Focus Financial Partners, Inc.,
Class A*(a) 131,829 5,734,561
StoneX Group, Inc.* 1,700 98,430
Virtus Investment Partners,
Inc. 27,481 5,963,377
12,695,937
Chemicals 2.2%
AdvanSix, Inc.* 20,022 400,240
Ashland Global Holdings, Inc. 6,006 475,675
Chase Corp. 9,436 953,130
Element Solutions, Inc. 12,617 223,699
Kraton Corp.*(a) 14,199 394,590
Stepan Co. 7,271 867,576
Trecora Resources*(a) 1,600 11,184
Trinseo SA(a) 19,193 982,874
4,308,968
Commercial Services & Supplies 9.5%
ACCO Brands Corp. 60,541 511,571
BrightView Holdings, Inc.* 162,133 2,451,451
Healthcare Services Group,
Inc.(a) 87,810 2,467,461
Interface, Inc. 41,850 439,425
KAR Auction Services, Inc.(a) 150,089 2,793,156
Kimball International, Inc.,
Class B 22,525 269,174
Pitney Bowes, Inc.(a) 116,475 717,486
SP Plus Corp.* 74,731 2,154,495
Steelcase, Inc., Class A 54,748 741,835
Team, Inc.* 3,505 38,205
UniFirst Corp.(a) 20,101 4,255,181
US Ecology, Inc.(a) 54,266 1,971,484
18,810,924
Common Stocks
Shares Value ($)
Communications Equipment 2.5%
ADTRAN, Inc. 24,333 359,398
Aviat Networks, Inc.* 2,000 68,300
CommScope Holding Co.,
Inc.* 26,240 351,616
Comtech Telecommunications
Corp.(a) 23,790 492,215
DZS, Inc.*(a) 4,982 77,072
Infinera Corp.*(a) 68,039 713,049
NETGEAR, Inc.* 26,702 1,084,902
NetScout Systems, Inc.*(a) 21,767 596,851
PC-Tel, Inc.*(a) 4,036 26,517
Plantronics, Inc.(a) 31,933 863,149
Ribbon Communications, Inc.* 37,420 245,475
4,878,544
Construction & Engineering 2.3%
Arcosa, Inc. 12,280 674,541
EMCOR Group, Inc. 28,389 2,596,458
Orion Group Holdings, Inc.* 12,459 61,797
Primoris Services Corp. 26,658 736,027
Tutor Perini Corp.* 35,573 460,670
4,529,493
Consumer Finance 1.2%
Elevate Credit, Inc.* 6,849 27,328
Enova International, Inc.*(a) 17,888 443,086
EZCORP, Inc., Class A*(a) 31,279 149,826
Green Dot Corp., Class A* 17,128 955,742
LendingClub Corp.*(a) 65,813 694,985
2,270,967
Containers & Packaging 0.1%
O-I Glass, Inc. 9,307 110,753
Diversified Consumer Services 1.0%
Adtalem Global Education,
Inc.* 30,081 1,021,250
American Public Education,
Inc.* 13,598 414,467
Houghton Mifflin Harcourt Co.* 125,806 418,934
Universal Technical Institute,
Inc.* 11,030 71,254
1,925,905
Diversified Financial Services 0.3%
A-Mark Precious Metals, Inc.
(a) 3,520 90,288
Marlin Business Services
Corp. 2,823 34,553
Voya Financial, Inc.(a) 6,274 368,974
493,815
Electric Utilities 0.4%
Portland General Electric Co. 17,930 766,866
Electrical Equipment 1.6%
EnerSys 33,579 2,789,072
LSI Industries, Inc. 10,174 87,089
Powell Industries, Inc. 7,596 224,006
3,100,167
Electronic Equipment, Instruments & Components 4.3%
Arlo Technologies, Inc.*(a) 37,621 293,068
Avnet, Inc.(a) 6,588 231,305

NVIT Multi-Manager Small Cap Value Fund - December 31, 2020 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class B 5,768 86,693
Benchmark Electronics, Inc. 24,400 659,044
Daktronics, Inc.(a) 23,764 111,215
ePlus, Inc.*(a) 47,608 4,187,124
FLIR Systems, Inc. 64,053 2,807,443
ScanSource, Inc.* 4,748 125,252
8,501,144
Energy Equipment & Services 0.8%
Exterran Corp.* 24,978 110,403
Matrix Service Co.*(a) 13,960 153,839
Nabors Industries Ltd. 2,208 128,572
Newpark Resources, Inc.*(a) 36,052 69,220
Oil States International,
Inc.*(a) 75,278 377,896
Patterson-UTI Energy, Inc.(a) 111,585 586,937
ProPetro Holding Corp.* 27,196 200,978
1,627,845
Entertainment 0.1%
Madison Square Garden
Sports Corp., Class A* 885 162,929
Equity Real Estate Investment Trusts (REITs) 2.6%
Armada Hoffler Properties, Inc. 10,988 123,285
Centerspace 8,903 628,908
Clipper Realty, Inc. 1,200 8,460
CoreCivic, Inc. 125,492 821,973
CorePoint Lodging, Inc. 35,668 245,396
Franklin Street Properties
Corp. 29,729 129,916
Gaming and Leisure
Properties, Inc. 22,139 938,694
iStar, Inc. 19,000 282,150
National Health Investors, Inc. 3,097 214,219
NETSTREIT Corp. 2,550 49,700
New Senior Investment Group,
Inc. 33,190 171,924
Physicians Realty Trust 13,049 232,272
Piedmont Office Realty Trust,
Inc., Class A 36,346 589,896
Retail Opportunity Investments
Corp. 4,281 57,323
Retail Value, Inc. 9,166 136,298
Spirit Realty Capital, Inc. 13,132 527,512
5,157,926
Food & Staples Retailing 0.4%
Albertsons Cos., Inc., Class
A(a) 16,220 285,148
Andersons, Inc. (The) 14,532 356,179
SpartanNash Co. 10,367 180,489
821,816
Food Products 0.1%
Farmer Brothers Co.*(a) 8,985 41,960
Landec Corp.* 6,309 68,452
Pilgrim's Pride Corp.* 4,600 90,206
Post Holdings, Inc.* 875 88,384
289,002
Gas Utilities 0.4%
Southwest Gas Holdings, Inc. 13,108 796,311
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 1.1%
AngioDynamics, Inc.*(a) 15,034 230,471
Invacare Corp. 26,275 235,161
LivaNova plc* 14,088 932,767
Orthofix Medical, Inc.*(a) 4,765 204,800
Varex Imaging Corp.*(a) 35,731 595,993
2,199,192
Health Care Providers & Services 2.6%
Addus HomeCare Corp.*(a) 30,268 3,544,080
Cross Country Healthcare,
Inc.* 24,553 217,785
Hanger, Inc.* 6,229 136,976
Magellan Health, Inc.* 11,276 934,104
Molina Healthcare, Inc.* 1,380 293,498
5,126,443
Health Care Technology 0.8%
Allscripts Healthcare Solutions,
Inc.*(a) 88,646 1,280,048
Castlight Health, Inc., Class
B*(a) 2,043 2,656
Computer Programs &
Systems, Inc.(a) 7,968 213,861
HealthStream, Inc.* 6,569 143,467
1,640,032
Hotels, Restaurants & Leisure 2.4%
Del Taco Restaurants, Inc.*(a) 45,795 414,903
Everi Holdings, Inc.*(a) 38,130 526,575
International Game
Technology plc(a) 103,050 1,745,667
PlayAGS, Inc.* 27,531 198,223
Scientific Games Corp.* 9,898 410,668
Wyndham Hotels & Resorts,
Inc.(a) 25,656 1,524,993
4,821,029
Household Durables 0.7%
Bassett Furniture Industries,
Inc. 3,987 80,059
Beazer Homes USA, Inc.* 34,967 529,750
GoPro, Inc., Class A*(a) 94,257 780,448
1,390,257
Household Products 0.1%
Central Garden & Pet Co.,
Class A* 2,786 101,215
Spectrum Brands Holdings,
Inc. 2,221 175,415
276,630
Insurance 4.1%
American Equity Investment
Life Holding Co. 16,790 464,412
Argo Group International
Holdings Ltd. 4,772 208,537
Brighthouse Financial, Inc.* 10,592 383,483
Donegal Group, Inc., Class
A(a) 3,618 50,905
Employers Holdings, Inc.(a) 19,803 637,459
Enstar Group Ltd.* 17,647 3,615,694
FedNat Holding Co. 4,558 26,983

114 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Insurance
Global Indemnity Group LLC,
Class A 1,455 41,599
Greenlight Capital Re Ltd.,
Class A* 15,393 112,523
Hallmark Financial Services,
Inc.* 10,932 38,918
HCI Group, Inc.(a) 7,444 389,321
Heritage Insurance Holdings,
Inc.(a) 23,963 242,745
James River Group Holdings
Ltd. 10,026 492,778
ProSight Global, Inc.* 1,939 24,877
Reinsurance Group of
America, Inc. 3,663 424,542
State Auto Financial Corp.(a) 5,605 99,433
Stewart Information Services
Corp. 7,587 366,907
United Fire Group, Inc. 6,763 169,751
United Insurance Holdings
Corp. 7,135 40,812
Universal Insurance Holdings,
Inc. 10,276 155,270
7,986,949
Interactive Media & Services 0.7%
TrueCar, Inc.* 74,080 311,136
Yelp, Inc.* 33,925 1,108,330
1,419,466
IT Services 2.5%
Cass Information Systems,
Inc.(a) 33,422 1,300,450
Unisys Corp.*(a) 21,960 432,173
Verra Mobility Corp.*(a) 242,908 3,259,825
4,992,448
Leisure Products 0.8%
Smith & Wesson Brands, Inc. 31,835 565,071
Vista Outdoor, Inc.* 42,730 1,015,265
1,580,336
Life Sciences Tools & Services 0.0%
†
Harvard Bioscience, Inc.*(a) 7,965 34,170
Machinery 3.9%
AGCO Corp. 12,268 1,264,708
Astec Industries, Inc. 8,012 463,735
Crane Co. 42,768 3,321,363
Graham Corp.(a) 1,600 24,288
Hyster-Yale Materials
Handling, Inc. 2,200 131,010
Lydall, Inc.*(a) 4,983 149,639
Manitowoc Co., Inc. (The)*(a) 48,754 648,916
Park-Ohio Holdings Corp. 4,200 129,780
REV Group, Inc. 27,292 240,443
Terex Corp. 28,069 979,327
Titan International, Inc.(a) 4,571 22,215
Wabash National Corp.(a) 12,540 216,064
7,591,488
Media 1.2%
comScore, Inc.* 56,699 141,180
Cumulus Media, Inc., Class A* 3,404 29,683
Common Stocks
Shares Value ($)
Media
Entercom Communications
Corp., Class A 76,874 189,879
Entravision Communications
Corp., Class A 12,281 33,773
Hemisphere Media Group,
Inc.*(a) 142,109 1,472,249
Scholastic Corp. 14,753 368,825
Tribune Publishing Co.(a) 10,159 139,178
2,374,767
Metals & Mining 0.6%
Olympic Steel, Inc.(a) 6,668 88,884
Ryerson Holding Corp.* 12,124 165,371
Schnitzer Steel Industries,
Inc., Class A 17,387 554,819
SunCoke Energy, Inc.(a) 56,127 244,153
TimkenSteel Corp.* 34,668 161,900
1,215,127
Oil, Gas & Consumable Fuels 3.0%
Arch Resources, Inc.* 18,618 814,910
Bonanza Creek Energy, Inc.* 21,763 420,679
CONSOL Energy, Inc.* 5,270 37,997
Devon Energy Corp. 14,574 230,415
Dorian LPG Ltd.* 52,146 635,660
Green Plains, Inc.*(a) 54,448 717,080
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
International Seaways, Inc. 28,529 465,878
Kosmos Energy Ltd.(a) 167,696 394,086
Par Pacific Holdings, Inc.* 37,477 523,928
Plains GP Holdings LP, Class
A* 11,973 101,172
REX American Resources
Corp.* 3,551 260,892
SFL Corp. Ltd. 9,413 59,114
Targa Resources Corp. 8,762 231,141
World Fuel Services Corp. 32,468 1,011,703
5,904,655
Paper & Forest Products 0.6%
Boise Cascade Co. 24,658 1,178,652
Verso Corp., Class A(a) 4,426 53,201
1,231,853
Personal Products 1.1%
Inter Parfums, Inc.(a) 36,599 2,213,874
Pharmaceuticals 0.8%
Assertio Holdings, Inc.*(a) 3,803 1,360
Cymabay Therapeutics, Inc.* 6,452 37,034
Endo International plc*(a) 42,505 305,186
Lannett Co., Inc.*(a) 18,823 122,726
Strongbridge Biopharma
plc*(a) 23,410 56,886
Supernus Pharmaceuticals,
Inc.*(a) 30,998 779,910
Theravance Biopharma, Inc.* 5,405 96,047
VYNE Therapeutics, Inc.*(a) 53,759 84,939
1,484,088
Professional Services 1.0%
GP Strategies Corp.* 1,400 16,604

NVIT Multi-Manager Small Cap Value Fund - December 31, 2020 - Statement of Investments - 115
Common Stocks
Shares Value ($)
Professional Services
Heidrick & Struggles
International, Inc. 6,262 183,977
Insperity, Inc. 1,752 142,648
Kelly Services, Inc., Class A 31,395 645,795
ManpowerGroup, Inc. 4,215 380,109
TrueBlue, Inc.* 27,029 505,172
1,874,305
Real Estate Management & Development 2.8%
Altisource Portfolio Solutions
SA* 700 9,016
CTO Realty Growth, Inc.(a) 3,679 155,107
Fathom Holdings, Inc.*(a) 380 13,695
Forestar Group, Inc.* 1,900 38,342
Jones Lang LaSalle, Inc.* 30,504 4,525,878
Realogy Holdings Corp.* 66,421 871,444
5,613,482
Road & Rail 1.9%
ArcBest Corp. 23,334 995,662
Covenant Logistics Group,
Inc.* 9,200 136,252
Landstar System, Inc. 18,827 2,535,244
US Xpress Enterprises, Inc.,
Class A*(a) 11,288 77,210
USA Truck, Inc.* 2,164 19,324
3,763,692
Semiconductors & Semiconductor Equipment 3.2%
Alpha & Omega
Semiconductor Ltd.* 11,940 282,262
Cirrus Logic, Inc.* 1,654 135,959
CMC Materials, Inc. 23,613 3,572,647
NeoPhotonics Corp.* 50,615 460,090
Pixelworks, Inc.*(a) 6,940 19,571
SMART Global Holdings,
Inc.*(a) 3,005 113,078
Synaptics, Inc.*(a) 9,108 878,011
Veeco Instruments, Inc.*(a) 45,212 784,880
6,246,498
Software 2.1%
Asure Software, Inc.*(a) 2,100 14,910
Manhattan Associates, Inc.* 37,006 3,892,291
Synchronoss Technologies,
Inc.*(a) 36,776 172,847
4,080,048
Specialty Retail 2.7%
America's Car-Mart, Inc.* 29,285 3,216,664
Hibbett Sports, Inc.* 14,377 663,930
MarineMax, Inc.*(a) 834 29,215
ODP Corp. (The)* 21,427 627,811
Signet Jewelers Ltd. 25,509 695,631
Tilly's, Inc., Class A 15,900 129,744
5,362,995
Technology Hardware, Storage & Peripherals 0.3%
Diebold Nixdorf, Inc.*(a) 12,434 132,546
Quantum Corp.*(a) 11,402 69,780
Super Micro Computer, Inc.*(a) 10,445 330,689
533,015
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0.4%
Lakeland Industries, Inc.*(a) 9,501 258,902
Rocky Brands, Inc. 3,019 84,744
Unifi, Inc.*(a) 11,116 197,198
Vera Bradley, Inc.*(a) 24,420 194,383
735,227
Thrifts & Mortgage Finance 1.7%
Bridgewater Bancshares,
Inc.*(a) 5,662 70,718
Flagstar Bancorp, Inc. 30,336 1,236,495
Home Bancorp, Inc. 843 23,596
HomeStreet, Inc. 15,009 506,554
Merchants Bancorp 5,690 157,215
Meridian Bancorp, Inc. 15,297 228,078
OP Bancorp 2,951 22,723
PCSB Financial Corp. 5,598 89,232
Riverview Bancorp, Inc.(a) 3,688 19,399
Southern Missouri Bancorp,
Inc. 700 21,308
TrustCo Bank Corp. 55,823 372,339
Washington Federal, Inc. 24,026 618,429
Waterstone Financial, Inc.(a) 2,047 38,525
3,404,611
Trading Companies & Distributors 2.8%
Beacon Roofing Supply, Inc.* 72,405 2,909,957
CAI International, Inc. 3,036 94,845
DXP Enterprises, Inc.* 9,000 200,070
Herc Holdings, Inc.*(a) 8,154 541,507
MRC Global, Inc.* 85,209 564,936
NOW, Inc.* 65,282 468,725
Textainer Group Holdings Ltd.* 2,724 52,246
Veritiv Corp.* 10,903 226,673
WESCO International, Inc.* 4,995 392,107
5,451,066
Wireless Telecommunication Services 0.0%
†
Gogo, Inc.*(a) 5,156 49,652
Total Common Stocks
(cost $168,792,255) 191,513,529
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*∞(a) 2,407 0
Total Rights
(cost $7,220) 0

116 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Small Cap Value Fund
Repurchase Agreements 5.6%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $1,141,499,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $1,164,318.(b)(c) 1,141,488 1,141,488
CF Secured, LLC,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $4,000,036,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$4,080,040.(b)(c) 4,000,000 4,000,000
Pershing LLC,
0.12%, dated 12/31/2020,
due 1/4/2021, repurchase
price $6,000,080,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$6,120,000.(b)(c) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $11,141,488) 11,141,488
Total Investments
(cost $179,940,963) — 102.8% 202,655,017
Liabilities in excess of other assets — (2.8)% (5,432,256)
NET ASSETS — 100.0%
$ 197,222,761
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $26,982,074, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $11,141,488 and by
$16,675,347 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/14/2021 –
8/15/2050, a total value of $27,816,835.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$11,141,488.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Small Company Fund - December 31, 2020 - Statement of Investments - 117
Common Stocks 98.9%
Shares Value ($)
ARGENTINA 0.5%
IT Services 0.5%
Globant SA * 8,325 1,811,603
AUSTRALIA 0.0%
†
Consumer Finance 0.0%
†
Aet and D Holdings No. 1 Ltd.
*^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
Third Point Reinsurance Ltd. * 42,675 406,266
Oil, Gas & Consumable Fuels 0.0%
†
Infinity Bio-energy Ltd. Reg.
S *^∞ 94,500 0
406,266
CANADA 0.2%
Metals & Mining 0.2%
SSR Mining, Inc. *(a) 33,249 668,637
CHINA 0.0%
†
Trading Companies & Distributors 0.0%
†
Textainer Group Holdings
Ltd. * 7,075 135,699
GHANA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kosmos Energy Ltd. (a) 300,572 706,344
IRELAND 0.2%
Biotechnology 0.2%
Prothena Corp. plc *(a) 48,378 581,020
ISRAEL 0.7%
Machinery 0.7%
Kornit Digital Ltd. * 26,313 2,345,278
NORWAY 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
SFL Corp. Ltd. 12,795 80,353
PUERTO RICO 0.6%
Banks 0.6%
First Bancorp/PR 103,920 958,142
OFG Bancorp 61,643 1,142,862
2,101,004
UNITED STATES 96.4%
Aerospace & Defense 0.8%
Astronics Corp. * 52,569 695,488
Triumph Group, Inc. 84,887 1,066,180
Vectrus , Inc. * 17,223 856,328
2,617,996
Air Freight & Logistics 0.3%
Echo Global Logistics, Inc.
*(a) 28,335 759,945
Radiant Logistics, Inc. * 19,959 115,762
875,707
Airlines 0.0%
†
SkyWest, Inc. 2,606 105,048
Auto Components 3.3%
American Axle &
Manufacturing Holdings,
Inc. * 190,959 1,592,598
Common Stocks
Shares Value ($)
UNITED STATES
Auto Components
Cooper-Standard Holdings,
Inc. *(a) 42,572 1,475,971
Fox Factory Holding Corp.
*(a) 11,904 1,258,372
Goodyear Tire & Rubber Co.
(The) 211,579 2,308,327
Modine Manufacturing Co. * 77,653 975,322
Tenneco, Inc., Class A *(a) 141,387 1,498,702
Visteon Corp. * 15,877 1,992,881
11,102,173
Banks 7.1%
1st Source Corp. 1,000 40,300
Altabancorp 5,186 144,793
Amalgamated Bank, Class A 13,968 191,920
American National
Bankshares , Inc. (a) 1,427 37,402
Atlantic Capital Bancshares,
Inc. *(a) 15,842 252,205
BancFirst Corp. (a) 13,640 800,668
Bancorp, Inc. (The) * 81,720 1,115,478
Bank of Commerce Holdings 6,315 62,519
Bank of Marin Bancorp 4,810 165,175
BankFinancial Corp. 3,194 28,043
Bankwell Financial Group,
Inc. (a) 1,898 37,106
Banner Corp. 10,673 497,255
BayCom Corp. * 3,400 51,578
BCB Bancorp, Inc. (a) 2,066 22,871
Cadence Bancorp 150,055 2,463,902
Capital City Bank Group, Inc.
(a) 6,687 164,366
Capstar Financial Holdings,
Inc. 10,321 152,235
Carter Bankshares , Inc. 8,467 90,766
CBTX, Inc. (a) 11,864 302,651
Central Pacific Financial
Corp. 64,239 1,221,183
Central Valley Community
Bancorp 4,876 72,604
Chemung Financial Corp. 1,395 47,360
CNB Financial Corp. 4,737 100,851
Community Trust Bancorp,
Inc. 12,640 468,312
Eagle Bancorp, Inc. (a) 45,634 1,884,683
Enterprise Financial Services
Corp. 16,971 593,136
Esquire Financial Holdings,
Inc. * 2,403 46,114
Evans Bancorp, Inc. 400 11,016
FB Financial Corp. 14,931 518,554
Financial Institutions, Inc. 11,604 261,090
First Bancorp/NC 11,216 379,437
First Financial Corp. 6,227 241,919
First Internet Bancorp 2,972 85,415
Great Southern Bancorp, Inc.
(a) 8,010 391,689
Guaranty Bancshares, Inc. 3,105 92,995
Hanmi Financial Corp. 42,355 480,306
HBT Financial, Inc. 9,118 138,138

118 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Heartland Financial USA, Inc. 6,600 266,442
Heritage Financial Corp. (a) 3,232 75,596
HomeTrust Bancshares, Inc. 12,387 239,193
Independent Bank Corp./MI 19,300 356,471
Lakeland Bancorp, Inc. (a) 28,580 362,966
Live Oak Bancshares, Inc. 30,699 1,456,975
Macatawa Bank Corp. (a) 13,797 115,481
Metropolitan Bank Holding
Corp. * 2,787 101,084
MidWestOne Financial Group,
Inc. 3,101 75,975
Nicolet Bankshares , Inc. *(a) 7,668 508,772
Northeast Bank 4,144 93,323
Northrim Bancorp, Inc. 4,095 139,025
Old Second Bancorp, Inc. 2,700 27,270
Peapack -Gladstone Financial
Corp. 10,049 228,715
Pinnacle Financial Partners,
Inc. (a) 9,140 588,616
Preferred Bank 15,618 788,240
Professional Holding Corp.,
Class A * 3,014 46,506
QCR Holdings, Inc. 14,167 560,872
RBB Bancorp (a) 10,692 164,443
Select Bancorp, Inc. *(a) 3,287 31,128
Shore Bancshares, Inc. 6,786 99,076
Sierra Bancorp 3,626 86,734
SmartFinancial , Inc. 4,200 76,188
South Plains Financial, Inc. 985 18,666
Southern First Bancshares,
Inc. * 3,350 118,423
Spirit of Texas Bancshares,
Inc. (a) 3,286 55,205
TriCo Bancshares (a) 49,285 1,738,774
TriState Capital Holdings,
Inc. * 9,651 167,927
UMB Financial Corp. 22,538 1,554,897
23,799,018
Biotechnology 4.8%
Acceleron Pharma, Inc. *(a) 9,802 1,254,068
Acorda Therapeutics, Inc. *(a) 31,196 21,528
Amicus Therapeutics, Inc. * 43,721 1,009,518
AnaptysBio , Inc. * 5,028 108,102
Apellis Pharmaceuticals, Inc.
*(a) 15,933 911,368
Assembly Biosciences, Inc.
*(a) 7,312 44,238
Beyondspring , Inc. * 922 11,248
CareDx , Inc. *(a) 23,860 1,728,656
Chimerix , Inc. * 71,073 343,283
Cidara Therapeutics, Inc. * 4,200 8,400
Concert Pharmaceuticals,
Inc. *(a) 37,044 468,236
Deciphera Pharmaceuticals,
Inc. *(a) 12,166 694,314
G1 Therapeutics, Inc. *(a) 7,747 139,369
GlycoMimetics , Inc. *(a) 18,422 69,267
Gossamer Bio, Inc. *(a) 33,911 327,919
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Halozyme Therapeutics, Inc.
*(a) 30,975 1,322,942
Jounce Therapeutics, Inc. *(a) 13,700 95,900
Kindred Biosciences, Inc. *(a) 13,788 59,426
Magenta Therapeutics, Inc.
*(a) 2,300 18,032
NextCure , Inc. * 7,972 86,895
Palatin Technologies, Inc. *(a) 40,742 27,533
Rubius Therapeutics, Inc. *(a) 36,978 280,663
Selecta Biosciences, Inc. *(a) 76,457 231,665
Solid Biosciences, Inc. *(a) 23,938 181,450
Sutro Biopharma, Inc. *(a) 5,800 125,918
TG Therapeutics, Inc. * 19,583 1,018,708
Turning Point Therapeutics,
Inc. *(a) 6,982 850,757
Ultragenyx Pharmaceutical,
Inc. *(a) 10,243 1,417,938
United Therapeutics Corp. * 6,112 927,740
Vanda Pharmaceuticals, Inc.
*(a) 72,425 951,665
Veracyte , Inc. * 25,936 1,269,308
Verastem , Inc. *(a) 42,000 89,460
16,095,514
Building Products 2.3%
Advanced Drainage Systems,
Inc. 27,673 2,312,910
Apogee Enterprises, Inc. 34,403 1,089,887
AZEK Co., Inc. (The) * 21,605 830,712
Quanex Building Products
Corp. 15,844 351,261
Resideo Technologies, Inc.
*(a) 9,800 208,348
Simpson Manufacturing Co.,
Inc. 9,990 933,566
Trex Co., Inc. * 25,961 2,173,455
7,900,139
Capital Markets 2.0%
Artisan Partners Asset
Management, Inc., Class A 15,634 787,016
Cohen & Steers, Inc. 11,166 829,634
Cowen, Inc., Class A (a) 51,300 1,333,287
Donnelley Financial Solutions,
Inc. * 10,737 182,207
Hamilton Lane, Inc., Class A 23,084 1,801,706
LPL Financial Holdings, Inc. 13,018 1,356,736
StepStone Group, Inc., Class
A *(a) 9,739 387,612
StoneX Group, Inc. * 2,320 134,328
6,812,526
Chemicals 2.1%
AdvanSix , Inc. * 41,434 828,266
Ashland Global Holdings, Inc. 12,600 997,920
Cabot Corp. 8,742 392,341
Element Solutions, Inc. 86,435 1,532,493
Kraton Corp. *(a) 27,401 761,474
Stepan Co. 6,182 737,636
Trinseo SA (a) 33,205 1,700,427
6,950,557

NVIT Multi-Manager Small Company Fund - December 31, 2020 - Statement of Investments - 119
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies 1.7%
ACCO Brands Corp. 40,726 344,135
Casella Waste Systems, Inc.,
Class A * 30,545 1,892,262
Interface, Inc. (a) 71,806 753,963
Kimball International, Inc.,
Class B 38,188 456,347
Pitney Bowes, Inc. (a) 213,650 1,316,084
Steelcase, Inc., Class A 65,034 881,211
Team, Inc. * 6,806 74,185
5,718,187
Communications Equipment 3.0%
ADTRAN, Inc. 99,636 1,471,624
Aviat Networks, Inc. * 3,996 136,463
CommScope Holding Co.,
Inc. * 48,085 644,339
Comtech Telecommunications
Corp. (a) 44,024 910,857
DZS, Inc. *(a) 11,290 174,656
EMCORE Corp. * 9,815 53,492
Infinera Corp. *(a) 132,047 1,383,853
NETGEAR, Inc. *(a) 51,464 2,090,982
NetScout Systems, Inc. *(a) 42,112 1,154,711
PC-Tel, Inc. * 9,352 61,443
Plantronics, Inc. (a) 55,842 1,509,409
Ribbon Communications, Inc.
*(a) 77,509 508,459
10,100,288
Construction & Engineering 1.1%
Arcosa , Inc. 24,331 1,336,502
Orion Group Holdings, Inc. * 24,001 119,045
Primoris Services Corp. 48,118 1,328,538
Tutor Perini Corp. * 68,532 887,489
3,671,574
Consumer Finance 1.3%
Elevate Credit, Inc. * 18,149 72,415
Enova International, Inc. *(a) 34,980 866,455
EZCORP, Inc., Class A *(a) 60,638 290,456
Green Dot Corp., Class A * 32,330 1,804,013
LendingClub Corp. *(a) 124,163 1,311,161
4,344,500
Containers & Packaging 0.1%
O-I Glass, Inc. 18,248 217,151
Distributors 0.7%
Pool Corp. 6,681 2,488,673
Diversified Consumer Services 1.0%
Adtalem Global Education,
Inc. * 52,281 1,774,940
American Public Education,
Inc. * 23,454 714,878
Houghton Mifflin Harcourt Co.
*(a) 214,716 715,004
Universal Technical Institute,
Inc. * 22,512 145,428
3,350,250
Diversified Financial Services 0.2%
Marlin Business Services
Corp. 5,452 66,732
Common Stocks
Shares Value ($)
UNITED STATES
Diversified Financial Services
Voya Financial, Inc. 11,800 693,958
760,690
Diversified Telecommunication Services 0.4%
Bandwidth, Inc., Class A *(a) 9,904 1,521,948
Electric Utilities 0.5%
Portland General Electric Co. 35,853 1,533,433
Electrical Equipment 1.5%
Array Technologies, Inc. *(a) 28,198 1,216,462
Generac Holdings, Inc. * 8,944 2,033,955
LSI Industries, Inc. 12,783 109,422
Powell Industries, Inc. 13,889 409,587
Regal Beloit Corp. (a) 11,972 1,470,281
5,239,707
Electronic Equipment, Instruments & Components 1.3%
908 Devices, Inc. * 2,495 142,090
Arlo Technologies, Inc. * 75,579 588,760
Avnet, Inc. (a) 9,676 339,724
Bel Fuse, Inc., Class B 8,523 128,101
Benchmark Electronics, Inc.
(a) 63,946 1,727,182
Daktronics, Inc. (a) 42,505 198,923
Novanta , Inc. * 9,336 1,103,702
ScanSource , Inc. * 8,349 220,247
4,448,729
Energy Equipment & Services 0.7%
Exterran Corp. *(a) 41,340 182,723
Matrix Service Co. *(a) 31,926 351,825
Nabors Industries Ltd. 4,198 244,450
Newpark Resources, Inc. *(a) 66,202 127,108
Oil States International, Inc.
*(a) 154,053 773,345
Patterson-UTI Energy, Inc. (a) 123,593 650,099
ProPetro Holding Corp. * 9,735 71,942
2,401,492
Entertainment 0.6%
Madison Square Garden
Sports Corp., Class A * 1,830 336,903
Zynga, Inc., Class A * 165,624 1,634,709
1,971,612
Equity Real Estate Investment Trusts (REITs) 3.0%
Centerspace 17,137 1,210,558
CoreCivic , Inc. 226,555 1,483,935
CorePoint Lodging, Inc. 84,051 578,271
First Industrial Realty Trust,
Inc. 34,553 1,455,718
Franklin Street Properties
Corp. 55,757 243,658
Gaming and Leisure
Properties, Inc. 43,544 1,846,265
iStar , Inc. 16,407 243,644
National Health Investors, Inc. 6,271 433,765
NETSTREIT Corp. 4,964 96,748
New Senior Investment
Group, Inc. 45,961 238,078
Piedmont Office Realty Trust,
Inc., Class A 74,364 1,206,928
Retail Value, Inc. 20,996 312,211

120 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
Spirit Realty Capital, Inc. 15,867 637,377
9,987,156
Food & Staples Retailing 0.6%
Albertsons Cos., Inc., Class
A (a) 20,250 355,995
Andersons, Inc. (The) 24,475 599,882
BJ's Wholesale Club
Holdings, Inc. *(a) 29,203 1,088,688
SpartanNash Co. (a) 5,183 90,236
2,134,801
Food Products 1.1%
Farmer Brothers Co. *(a) 24,719 115,438
Freshpet , Inc. *(a) 23,218 3,296,723
Pilgrim's Pride Corp. * 11,714 229,712
Post Holdings, Inc. * 2,000 202,020
3,843,893
Gas Utilities 0.3%
Southwest Gas Holdings, Inc. 19,158 1,163,849
Health Care Equipment & Supplies 5.0%
Acutus Medical, Inc. * 11,966 344,740
AngioDynamics , Inc. * 19,146 293,508
Axonics Modulation
Technologies, Inc. *(a) 22,829 1,139,624
CryoPort , Inc. *(a) 24,839 1,089,935
Eargo , Inc. *(a) 2,231 99,993
Globus Medical, Inc., Class
A * 6,016 392,364
Invacare Corp. 46,023 411,906
iRhythm Technologies, Inc.
*(a) 6,971 1,653,591
LivaNova plc * 27,708 1,834,547
Masimo Corp. * 11,247 3,018,470
Orthofix Medical, Inc. * 3,229 138,782
Penumbra, Inc. *(a) 5,645 987,875
Quidel Corp. * 8,289 1,489,119
Silk Road Medical, Inc. * 15,617 983,559
Tandem Diabetes Care, Inc. * 20,271 1,939,529
Varex Imaging Corp. *(a) 66,697 1,112,506
16,930,048
Health Care Providers & Services 1.9%
1Life Healthcare, Inc. *(a) 27,538 1,202,034
Amedisys , Inc. * 8,087 2,372,159
Cross Country Healthcare,
Inc. *(a) 53,410 473,747
Hanger, Inc. * 12,145 267,069
Magellan Health, Inc. * 17,508 1,450,362
Molina Healthcare, Inc. * 2,810 597,631
6,363,002
Health Care Technology 2.1%
Allscripts Healthcare
Solutions, Inc. *(a) 157,887 2,279,888
Castlight Health, Inc., Class
B *(a) 4,217 5,482
Computer Programs &
Systems, Inc. (a) 15,061 404,237
Inspire Medical Systems, Inc.
*(a) 16,778 3,155,775
Phreesia , Inc. * 20,754 1,126,112
6,971,494
Common Stocks
Shares Value ($)
UNITED STATES
Hotels, Restaurants & Leisure 3.3%
Boyd Gaming Corp. *(a) 13,608 584,055
Churchill Downs, Inc. 8,477 1,651,235
Del Taco Restaurants, Inc.
*(a) 86,904 787,350
Everi Holdings, Inc. *(a) 69,907 965,416
International Game
Technology plc (a) 188,988 3,201,457
Papa John's International,
Inc. (a) 7,878 668,448
PlayAGS , Inc. * 52,009 374,465
Scientific Games Corp. *(a) 17,673 733,253
Texas Roadhouse, Inc. 9,278 725,168
Wingstop , Inc. 11,330 1,501,792
11,192,639
Household Durables 1.3%
Bassett Furniture Industries,
Inc. 10,336 207,547
Beazer Homes USA, Inc. *(a) 64,105 971,191
GoPro, Inc., Class A *(a) 154,866 1,282,290
TopBuild Corp. *(a) 11,051 2,034,268
4,495,296
Household Products 0.2%
Central Garden & Pet Co.,
Class A * 9,871 358,614
Spectrum Brands Holdings,
Inc. 3,031 239,388
598,002
Insurance 3.1%
American Equity Investment
Life Holding Co. 40,815 1,128,943
Argo Group International
Holdings Ltd. 9,253 404,356
Brighthouse Financial, Inc.
*(a) 20,826 754,005
Donegal Group, Inc., Class A 5,532 77,835
Employers Holdings, Inc. 39,524 1,272,278
FedNat Holding Co. (a) 4,279 25,332
Global Indemnity Group LLC,
Class A (a) 1,719 49,146
Hallmark Financial Services,
Inc. *(a) 20,910 74,440
HCI Group, Inc. (a) 14,238 744,647
Heritage Insurance Holdings,
Inc. (a) 89,942 911,112
James River Group Holdings
Ltd. 18,971 932,425
Kinsale Capital Group, Inc. 6,759 1,352,679
ProSight Global, Inc. * 5,375 68,961
Reinsurance Group of
America, Inc. 2,727 316,059
State Auto Financial Corp. 11,040 195,850
Stewart Information Services
Corp. 32,624 1,577,696
United Fire Group, Inc. (a) 12,067 302,882
United Insurance Holdings
Corp. 13,811 78,999
Universal Insurance Holdings,
Inc. (a) 15,947 240,959
10,508,604

NVIT Multi-Manager Small Company Fund - December 31, 2020 - Statement of Investments - 121
Common Stocks
Shares Value ($)
UNITED STATES
Interactive Media & Services 0.8%
TrueCar , Inc. * 163,398 686,272
Yelp, Inc. * 64,056 2,092,709
2,778,981
Internet & Direct Marketing Retail 0.3%
Stamps.com, Inc. * 5,561 1,091,013
IT Services 0.9%
KBR, Inc. 19,116 591,258
LiveRamp Holdings, Inc. * 17,476 1,279,069
Shift4 Payments, Inc., Class
A *(a) 7,386 556,904
Unisys Corp. *(a) 39,909 785,409
3,212,640
Leisure Products 1.2%
Smith & Wesson Brands, Inc. 58,027 1,029,979
Vista Outdoor, Inc. * 75,760 1,800,058
YETI Holdings, Inc. * 20,407 1,397,267
4,227,304
Life Sciences Tools & Services 3.1%
Bio- Techne Corp. 4,456 1,415,003
Harvard Bioscience, Inc. *(a) 15,235 65,358
Medpace Holdings, Inc. * 13,786 1,919,011
NeoGenomics , Inc. *(a) 33,870 1,823,561
PRA Health Sciences, Inc. * 6,706 841,201
Quanterix Corp. * 8,172 379,998
Repligen Corp. * 19,026 3,645,952
Seer, Inc. *(a) 4,246 238,370
10,328,454
Machinery 4.6%
AGCO Corp. 23,400 2,412,307
Altra Industrial Motion Corp. 18,703 1,036,707
Astec Industries, Inc. (a) 16,256 940,897
Chart Industries, Inc. * 15,704 1,849,774
Colfax Corp. *(a) 17,932 685,720
Federal Signal Corp. 30,743 1,019,745
Graham Corp. (a) 2,700 40,986
Hydrofarm Holdings Group,
Inc. * 2,400 126,192
Hyster -Yale Materials
Handling, Inc. 2,790 166,145
ITT, Inc. 26,211 2,018,771
L B Foster Co., Class A *(a) 6,518 98,096
Lydall , Inc. * 3,927 117,928
Manitowoc Co., Inc. (The) * 97,130 1,292,800
Park-Ohio Holdings Corp. (a) 8,442 260,858
REV Group, Inc. 54,647 481,440
SPX Corp. * 22,454 1,224,641
Terex Corp. 54,826 1,912,879
Titan International, Inc. 6,399 31,099
15,716,985
Media 1.0%
Cable One, Inc. 757 1,686,383
comScore, Inc. *(a) 86,016 214,180
Cumulus Media, Inc., Class
A * 5,768 50,297
Entercom Communications
Corp., Class A (a) 172,776 426,757
Entravision Communications
Corp., Class A 18,682 51,376
Marchex , Inc., Class B * 16,602 32,540
Common Stocks
Shares Value ($)
UNITED STATES
Media
Mode Media M-1 Escrow *^∞ 2,754 0
Scholastic Corp. 29,146 728,650
Tribune Publishing Co. (a) 17,972 246,216
3,436,399
Metals & Mining 1.1%
Arconic Corp. * 24,734 737,073
Olympic Steel, Inc. 13,400 178,622
Ryerson Holding Corp. * 28,328 386,394
Schnitzer Steel Industries,
Inc., Class A 48,479 1,546,965
SunCoke Energy, Inc. 102,533 446,019
TimkenSteel Corp. *(a) 56,420 263,481
3,558,554
Oil, Gas & Consumable Fuels 2.9%
Arch Resources, Inc. * 35,340 1,546,832
Bonanza Creek Energy, Inc. * 42,038 812,595
CONSOL Energy, Inc. * 10,009 72,165
Dorian LPG Ltd. * 102,190 1,245,696
Green Plains, Inc. *(a) 95,218 1,254,021
International Seaways, Inc.
(a) 55,014 898,379
Par Pacific Holdings, Inc. * 71,529 999,975
Plains GP Holdings LP, Class
A * 21,594 182,469
REX American Resources
Corp. *(a) 7,230 531,188
Targa Resources Corp. 15,496 408,784
World Fuel Services Corp. 61,307 1,910,326
9,862,430
Paper & Forest Products 1.0%
Boise Cascade Co. 45,357 2,168,064
Louisiana-Pacific Corp. 33,151 1,232,223
Verso Corp., Class A (a) 8,900 106,978
3,507,265
Pharmaceuticals 0.8%
Assertio Holdings, Inc. *(a) 6,915 2,473
Cymabay Therapeutics, Inc. * 13,898 79,775
Endo International plc *(a) 79,449 570,444
Lannett Co., Inc. *(a) 42,762 278,808
Strongbridge Biopharma plc
*(a) 47,921 116,448
Supernus Pharmaceuticals,
Inc. *(a) 55,929 1,407,173
Theravance Biopharma, Inc. * 10,500 186,585
VYNE Therapeutics, Inc. *(a) 78,288 123,695
2,765,401
Professional Services 1.0%
GP Strategies Corp. *(a) 1,676 19,877
Heidrick & Struggles
International, Inc. 8,761 257,398
Kelly Services, Inc., Class A 67,611 1,390,759
ManpowerGroup , Inc. 8,300 748,494
TrueBlue , Inc. * 55,107 1,029,950
3,446,478
Real Estate Management & Development 0.5%
Altisource Portfolio Solutions
SA * 3,382 43,560
CTO Realty Growth, Inc. (a) 4,677 197,182
Forestar Group, Inc. * 1,300 26,234

122 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Real Estate Management & Development
Realogy Holdings Corp. *(a) 80,136 1,051,384
Redfin Corp. * 6,255 429,281
1,747,641
Road & Rail 1.1%
ArcBest Corp. 46,293 1,975,322
Saia, Inc. * 9,366 1,693,373
US Xpress Enterprises, Inc.,
Class A *(a) 18,911 129,351
USA Truck, Inc. * 4,215 37,640
3,835,686
Semiconductors & Semiconductor Equipment 5.8%
Alpha & Omega
Semiconductor Ltd. * 23,103 546,155
Ambarella , Inc. * 4,239 389,225
Entegris , Inc. 18,468 1,774,775
FormFactor , Inc. * 25,442 1,094,515
Lattice Semiconductor Corp. * 77,820 3,565,711
MACOM Technology
Solutions Holdings, Inc. * 31,312 1,723,412
MKS Instruments, Inc. 11,366 1,710,015
Monolithic Power Systems,
Inc. (a) 9,272 3,395,685
NeoPhotonics Corp. *(a) 88,986 808,883
Pixelworks , Inc. *(a) 8,459 23,854
Power Integrations, Inc. (a) 14,832 1,214,148
SMART Global Holdings, Inc.
*(a) 5,544 208,621
Synaptics , Inc. *(a) 17,015 1,640,246
Veeco Instruments, Inc. *(a) 80,375 1,395,310
19,490,555
Software 5.8%
Avalara, Inc. * 15,081 2,486,705
Bill.com Holdings, Inc. *(a) 6,786 926,289
Cerence , Inc. *(a) 4,104 412,370
Duck Creek Technologies,
Inc. * 4,310 186,623
Envestnet , Inc. * 9,735 801,093
Everbridge , Inc. *(a) 4,508 672,008
Five9, Inc. * 12,652 2,206,509
HubSpot , Inc. * 5,123 2,030,962
Manhattan Associates, Inc. * 14,692 1,545,305
Paylocity Holding Corp. * 7,557 1,556,062
Q2 Holdings, Inc. *(a) 12,590 1,593,013
SailPoint Technologies
Holdings, Inc. *(a) 28,720 1,529,053
Sprout Social, Inc., Class A * 20,946 951,158
Synchronoss Technologies,
Inc. *(a) 75,280 353,816
Varonis Systems, Inc. * 13,577 2,221,332
19,472,298
Specialty Retail 1.8%
Haverty Furniture Cos., Inc.
(a) 900 24,903
Hibbett Sports, Inc. * 26,348 1,216,751
Lithia Motors, Inc., Class A (a) 6,959 2,036,690
ODP Corp. (The) * 36,072 1,056,910
Rent-A-Center, Inc. 6,892 263,895
Signet Jewelers Ltd. 43,319 1,181,309
Common Stocks
Shares Value ($)
UNITED STATES
Specialty Retail
Tilly's, Inc., Class A (a) 34,000 277,440
6,057,898
Technology Hardware, Storage & Peripherals 0.3%
Diebold Nixdorf, Inc. *(a) 24,812 264,496
Quantum Corp. * 27,325 167,229
Super Micro Computer, Inc.
*(a) 16,691 528,437
960,162
Textiles, Apparel & Luxury Goods 0.4%
Lakeland Industries, Inc. *(a) 18,016 490,935
Rocky Brands, Inc. 4,300 120,701
Unifi, Inc. * 21,121 374,687
Vera Bradley, Inc. *(a) 41,237 328,247
1,314,570
Thrifts & Mortgage Finance 1.7%
Bridgewater Bancshares, Inc.
*(a) 11,113 138,801
Flagstar Bancorp, Inc. 54,561 2,223,907
Home Bancorp, Inc. 1,500 41,985
HomeStreet , Inc. (a) 23,863 805,376
Merchants Bancorp 8,357 230,904
Meridian Bancorp, Inc. 29,600 441,336
OP Bancorp (a) 6,876 52,945
PCSB Financial Corp. 11,147 177,683
Riverview Bancorp, Inc. (a) 5,600 29,456
Southern Missouri Bancorp,
Inc. (a) 121 3,683
TrustCo Bank Corp. 77,402 516,271
Washington Federal, Inc. 44,836 1,154,079
Waterstone Financial, Inc. (a) 1,000 18,820
5,835,246
Trading Companies & Distributors 1.6%
CAI International, Inc. 1,138 35,551
DXP Enterprises, Inc. * 18,787 417,635
Herc Holdings, Inc. *(a) 12,318 818,038
MRC Global, Inc. * 155,040 1,027,915
NOW, Inc. *(a) 122,119 876,814
SiteOne Landscape Supply,
Inc. *(a) 10,401 1,649,912
Veritiv Corp. * 20,327 422,598
5,248,463
Wireless Telecommunication Services 0.0%
†
Gogo , Inc. *(a) 9,452 91,023
326,201,142
Total Common Stocks
(cost $248,729,123) 335,037,346
Preferred Stock 0.0%
†
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp.,
Series M-1*^∞ 19,276 0
Total Preferred Stock
(cost $100,042) 0

NVIT Multi-Manager Small Company Fund - December 31, 2020 - Statement of Investments - 123
Corporate Bonds 0.0%
†
Principal
Amount ($) Value ($)
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp., 9.00%,
12/2/2014^∞(b) 42,256 0
Mode Media, Inc., 9.00%,
12/2/2014^∞(b) 1,544 0
Total Corporate Bonds
(cost $43,259) 0
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH
I, CVR*∞(a) 4,756 0
IT Services 0.0%
†
BancTec, Inc., CVR*^∞ 36,134 0
Total Rights
(cost $14,268) 0
Repurchase Agreements 7.8%
Principal
Amount ($)
Bank of America
NA, 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $4,000,036,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050; total
market value $4,080,000.
(c)(d) 4,000,000 4,000,000
Cantor Fitzgerald &
Co., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $3,303,023,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.00%, maturing
4/1/2021 - 2/20/2067;
total market value
$3,369,053.(c)(d) 3,302,993 3,302,993
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$1,020,010.(c)(d) 1,000,000 1,000,000
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase
price $15,000,167,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$15,306,166.(c)(d) 15,000,000 15,000,000
Pershing LLC, 0.12%,
dated 12/31/2020, due
1/4/2021, repurchase
price $3,000,040,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$3,060,000.(c)(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $26,302,993) 26,302,993
Total Investments
(cost $275,189,685)   — 106.7% 361,340,339
Liabilities in excess of other assets
— (6.7)% (22,836,407)
NET ASSETS — 100.0%
$ 338,503,932

124 - Statement of Investments - December 31, 2020 - NVIT Multi-Manager Small Company Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $64,534,414, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $26,302,993 and by
$40,009,429 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/14/2021 –
5/15/2050, a total value of $66,312,422.
(b) Security in default.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$26,302,993.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Newton Sustainable U.S. Equity Fund - December 31, 2020 - Statement of Investments - 125
Common Stocks 99.0%
Shares Value ($)
Banks 6.5%
Citigroup, Inc. 76,663 4,727,040
First Republic Bank 19,774 2,905,394
7,632,434
Beverages 2.9%
PepsiCo, Inc. 23,258 3,449,161
Capital Markets 3.6%
Goldman Sachs Group, Inc.
(The) 16,126 4,252,588
Chemicals 4.5%
Albemarle Corp. 18,764 2,768,065
Ecolab, Inc. 5,357 1,159,041
International Flavors &
Fragrances, Inc. 12,429 1,352,772
5,279,878
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc. 37,525 2,204,594
Electric Utilities 2.6%
Eversource Energy 35,846 3,101,038
Electronic Equipment, Instruments & Components 1.6%
TE Connectivity Ltd. 15,005 1,816,655
Food & Staples Retailing 2.4%
Costco Wholesale Corp. 7,439 2,802,866
Food Products 0.3%
Beyond Meat, Inc.* 2,902 362,750
Health Care Equipment & Supplies 6.4%
Abbott Laboratories 32,672 3,577,257
Medtronic plc 33,332 3,904,511
7,481,768
Household Durables 1.9%
Lennar Corp., Class A 29,570 2,254,121
Insurance 2.5%
Intact Financial Corp. 25,160 2,979,115
Interactive Media & Services 4.6%
Alphabet, Inc., Class A* 3,056 5,356,068
Internet & Direct Marketing Retail 9.1%
Amazon.com, Inc.* 2,377 7,741,723
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
eBay, Inc. 58,288 2,928,972
10,670,695
IT Services 8.5%
Accenture plc, Class A 16,667 4,353,587
Fidelity National Information
Services, Inc. 14,696 2,078,896
Mastercard , Inc., Class A 9,982 3,562,975
9,995,458
Multiline Retail 2.3%
Dollar General Corp. 12,712 2,673,334
Multi-Utilities 1.2%
CMS Energy Corp. 23,727 1,447,584
Pharmaceuticals 2.6%
Merck & Co., Inc. 36,685 3,000,833
Road & Rail 1.2%
Norfolk Southern Corp. 6,054 1,438,491
Semiconductors & Semiconductor Equipment 8.3%
Applied Materials, Inc. 33,085 2,855,235
QUALCOMM, Inc. 29,755 4,532,877
Texas Instruments, Inc. 14,706 2,413,696
9,801,808
Software 12.0%
Intuit, Inc. 8,136 3,090,459
Microsoft Corp. 36,900 8,207,298
salesforce.com, Inc.* 12,726 2,831,917
14,129,674
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. 63,425 8,415,863
Textiles, Apparel & Luxury Goods 3.2%
NIKE, Inc., Class B 26,838 3,796,772
Trading Companies & Distributors 1.7%
Ferguson plc 16,270 1,978,610
Total Investments
(cost $82,559,476) — 99.0% 116,322,158
Other assets in excess of liabilities — 1.0% 1,139,763
NET ASSETS — 100.0%
$ 117,461,921
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

126 - Statement of Investments - December 31, 2020 - NVIT Real Estate Fund
Common Stocks 98.3%
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 90.3%
Agree Realty Corp. 42,132 2,805,149
Alexandria Real Estate
Equities, Inc. 53,570 9,547,245
American Homes 4 Rent,
Class A 277,829 8,334,870
American Tower Corp. 28,498 6,396,661
Americold Realty Trust 78,740 2,939,364
Boston Properties, Inc. 42,840 4,049,665
Brixmor Property Group, Inc. 635,436 10,516,466
Camden Property Trust 73,957 7,389,783
Crown Castle International
Corp. 48,193 7,671,844
Douglas Emmett, Inc. 171,859 5,014,846
Equinix , Inc. 22,932 16,377,576
Extra Space Storage, Inc. 45,579 5,280,783
Four Corners Property Trust,
Inc. 82,462 2,454,894
Healthpeak Properties, Inc. 343,146 10,373,304
Independence Realty Trust,
Inc. 383,012 5,143,851
Innovative Industrial
Properties, Inc. 21,568 3,949,748
JBG SMITH Properties 92,487 2,892,068
Life Storage, Inc. 57,084 6,815,259
Medical Properties Trust, Inc. 223,787 4,876,319
MGM Growth Properties LLC,
Class A 111,317 3,484,222
NexPoint Residential Trust,
Inc. 56,835 2,404,689
Pebblebrook Hotel Trust 171,093 3,216,548
PotlatchDeltic Corp. 92,927 4,648,208
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Prologis, Inc. 213,377 21,265,152
QTS Realty Trust, Inc., Class A 48,777 3,018,321
Retail Opportunity Investments
Corp. 374,635 5,016,363
Rexford Industrial Realty, Inc. 140,348 6,892,490
Ryman Hospitality Properties,
Inc. 37,260 2,524,738
Simon Property Group, Inc. 54,536 4,650,830
SL Green Realty Corp. 84,463 5,032,306
Sun Communities, Inc. 55,900 8,494,005
UDR, Inc. 233,101 8,958,071
VICI Properties, Inc. 323,445 8,247,847
210,683,485
Health Care Providers & Services 2.2%
Brookdale Senior Living, Inc.* 364,999 1,616,945
HCA Healthcare, Inc. 21,421 3,522,898
5,139,843
Hotels, Restaurants & Leisure 4.6%
Caesars Entertainment, Inc.* 56,350 4,185,114
Hyatt Hotels Corp., Class A 32,389 2,404,883
Vail Resorts, Inc. 15,107 4,214,249
10,804,246
Real Estate Management & Development 1.2%
Jones Lang LaSalle, Inc.* 19,172 2,844,550
Total Investments
(cost $181,923,792) — 98.3% 229,472,124
Other assets in excess of liabilities — 1.7% 4,025,822
NET ASSETS — 100.0%
$ 233,497,946
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Wells Fargo Discovery Fund - December 31, 2020 - Statement of Investments - 127
Common Stocks 99.3%
Shares Value ($)
ARGENTINA 4.8%
Internet & Direct Marketing Retail 3.0%
MercadoLibre , Inc. * 14,369 24,071,236
IT Services 1.8%
Globant SA * 64,003 13,927,693
37,998,929
BRAZIL 2.8%
IT Services 2.8%
StoneCo Ltd., Class A * 258,262 21,673,347
CANADA 0.3%
Biotechnology 0.3%
Zymeworks , Inc. * 44,425 2,099,526
CHINA 1.0%
Biotechnology 1.0%
Zai Lab Ltd., ADR *(a) 55,650 7,531,671
INDIA 1.1%
IT Services 1.1%
WNS Holdings Ltd., ADR * 118,450 8,534,323
SWITZERLAND 0.6%
Biotechnology 0.6%
CRISPR Therapeutics AG * 33,137 5,073,606
UNITED KINGDOM 1.3%
Professional Services 1.3%
Clarivate plc * 347,672 10,329,335
UNITED STATES 87.4%
Aerospace & Defense 3.5%
HEICO Corp. 59,179 7,835,300
Mercury Systems, Inc. * 126,789 11,165,038
Teledyne Technologies, Inc. * 22,512 8,824,254
27,824,592
Biotechnology 7.5%
Black Diamond Therapeutics,
Inc. *(a) 74,723 2,394,872
Deciphera Pharmaceuticals,
Inc. *(a) 60,023 3,425,513
Exact Sciences Corp. * 88,944 11,784,190
Mirati Therapeutics, Inc. * 18,600 4,085,304
Natera , Inc. * 107,007 10,649,336
ORIC Pharmaceuticals, Inc.
*(a) 97,348 3,295,230
Sarepta Therapeutics, Inc.
*(a) 44,948 7,663,185
Turning Point Therapeutics,
Inc. *(a) 57,868 7,051,216
Twist Bioscience Corp. * 61,466 8,684,531
59,033,377
Building Products 1.5%
Trex Co., Inc. *(a) 140,486 11,761,488
Capital Markets 1.0%
Foley Trasimene Acquisition
Corp. II, Class A *(a) 540,600 8,163,060
Commercial Services & Supplies 3.5%
Casella Waste Systems, Inc.,
Class A * 245,165 15,187,972
IAA, Inc. * 183,283 11,909,729
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies
Tetra Tech, Inc. 6,130 709,731
27,807,432
Consumer Finance 0.7%
LendingTree, Inc. * 18,933 5,183,666
Diversified Consumer Services 3.0%
Bright Horizons Family
Solutions, Inc. * 70,914 12,267,413
Chegg , Inc. *(a) 129,100 11,661,603
23,929,016
Electrical Equipment 2.2%
Generac Holdings, Inc. *(a) 75,530 17,176,277
Electronic Equipment, Instruments & Components 1.0%
Novanta , Inc. * 65,762 7,774,384
Equity Real Estate Investment Trusts (REITs) 1.4%
QTS Realty Trust, Inc., Class
A 176,115 10,897,996
Health Care Equipment & Supplies 11.5%
ABIOMED, Inc. * 26,568 8,613,346
Align Technology, Inc. * 30,086 16,077,356
DexCom , Inc. * 17,774 6,571,403
Haemonetics Corp. * 80,525 9,562,344
Inari Medical, Inc. *(a) 142,900 12,473,741
Insulet Corp. * 39,695 10,147,233
iRhythm Technologies, Inc.
*(a) 61,649 14,623,759
Shockwave Medical, Inc. *(a) 116,488 12,082,135
90,151,317
Health Care Providers & Services 7.8%
Amedisys , Inc. * 39,804 11,675,707
Chemed Corp. 27,815 14,814,547
Guardant Health, Inc. * 90,000 11,599,200
HealthEquity , Inc. *(a) 116,045 8,089,497
Molina Healthcare, Inc. * 41,922 8,915,971
Oak Street Health, Inc. * 103,599 6,336,115
61,431,037
Health Care Technology 1.7%
Veeva Systems, Inc., Class
A * 47,881 13,035,602
Hotels, Restaurants & Leisure 3.1%
Chipotle Mexican Grill, Inc. * 11,339 15,723,905
Domino's Pizza, Inc. 22,748 8,722,948
24,446,853
Interactive Media & Services 2.0%
IAC/InterActiveCorp * 19,095 3,615,638
Match Group, Inc. * 78,848 11,921,029
15,536,667
Internet & Direct Marketing Retail 3.1%
Chewy, Inc., Class A *(a) 113,881 10,236,763
Etsy, Inc. * 79,351 14,117,336
24,354,099
IT Services 12.4%
Black Knight, Inc. * 169,316 14,959,069
Booz Allen Hamilton Holding
Corp. 37,548 3,273,435
EPAM Systems, Inc. * 33,254 11,916,571
Euronet Worldwide, Inc. * 68,797 9,970,061
MongoDB, Inc. *(a) 58,480 20,996,660

128 - Statement of Investments - December 31, 2020 - NVIT Wells Fargo Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
IT Services
Square, Inc., Class A * 49,421 10,755,986
Twilio , Inc., Class A * 44,538 15,076,113
WEX, Inc. *(a) 53,240 10,835,937
97,783,832
Life Sciences Tools & Services 2.1%
Berkeley Lights, Inc. *(a) 71,697 6,410,429
Bio-Rad Laboratories, Inc.,
Class A * 17,389 10,136,744
16,547,173
Pharmaceuticals 1.4%
Catalent , Inc. * 104,539 10,879,374
Road & Rail 1.4%
Saia, Inc. *(a) 60,512 10,940,570
Semiconductors & Semiconductor Equipment 4.2%
Lattice Semiconductor Corp. * 246,885 11,312,271
MKS Instruments, Inc. 84,680 12,740,106
Universal Display Corp. 39,345 9,041,481
33,093,858
Software 10.1%
Avalara, Inc. * 83,031 13,690,982
Bill.com Holdings, Inc. * 73,903 10,087,760
Crowdstrike Holdings, Inc.,
Class A *(a) 65,821 13,942,204
Elastic NV * 96,246 14,064,428
Five9, Inc. * 101,882 17,768,220
Unity Software, Inc. *(a) 64,576 9,910,479
79,464,073
Trading Companies & Distributors 1.3%
SiteOne Landscape Supply,
Inc. *(a) 66,225 10,505,272
687,721,015
Total Common Stocks
(cost $409,359,259) 780,961,752
Repurchase Agreements 6.2%
Principal
Amount ($)
BofA Securities,
Inc., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $4,000,036,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.00%, maturing
12/25/2029 - 8/25/2050;
total market value
$4,080,000.(b)(c) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $4,744,453,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.00%, maturing
4/1/2021 - 2/20/2067;
total market value
$4,839,299.(b)(c) 4,744,410 4,744,410
CF Secured, LLC, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase
price $3,000,027,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$3,060,030.(b)(c) 3,000,000 3,000,000
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase
price $26,800,298,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$27,347,016.(b)(c) 26,800,000 26,800,000
NatWest Markets
Securities, Inc., 0.08%,
dated 12/28/2020, due
1/4/2021, repurchase
price $5,000,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.00%, maturing
1/15/2021 - 7/15/2030;
total market value
$5,100,081.(b)(c) 5,000,000 5,000,000

NVIT Wells Fargo Discovery Fund - December 31, 2020 - Statement of Investments - 129
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.12%,
dated 12/31/2020, due
1/4/2021, repurchase
price $5,000,067,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $48,544,410) 48,544,410
Total Investments
(cost $457,903,669 )   — 105.5% 829,506,162
Liabilities in excess of other assets
— (5.5)% (43,069,140)
NET ASSETS — 100.0%
$ 786,437,022
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $125,598,231, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $48,544,410 and by
$80,650,819 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/21/2021 –
8/15/2050, a total value of $129,195,229.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$48,544,410.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

130 - Statements of Assets and Liabilities - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT Equity Dividend
Fund
Assets:
Investment securities, at value
*
$ 416,900,971
Repurchase agreement, at value —
Cash 26,850,447
Deposits with broker for futures contracts —
Foreign currencies, at value 687
Interest and dividends receivable 446,812
Security lending income receivable 1,772
Receivable for investments sold —
Receivable for capital shares issued 397,713
Reclaims receivable 166,111
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts —
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) 25,617
Prepaid expenses 570
Total Assets 444,790,700
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 6,670
Swap contracts, at value (Note 2) —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 237,045
Fund administration fees 30,296
Distribution fees 77,771
Administrative servicing fees 57,430
Accounting and transfer agent fees 102
Trustee fees 168
Due to broker —
Custodian fees 2,246
Compliance program costs (Note 3) 423
Offering costs —
Professional fees 8,120
Printing fees 13,087
Other 1,510
Total Liabilities 434,868
Net Assets $ 444,355,832
* Includes value of securities on loan (Note 2) 11,714,709
Cost of investment securities 337,632,237
Cost of repurchase agreement —
Cost of foreign currencies 653
Represented by:
Capital $ 364,621,010
Total distributable earnings (loss) 79,734,822
Net Assets $ 444,355,832

Equity Funds - December 31, 2020 - Statements of Assets and Liabilities - 131
Neuberger Berman NVIT
Multi Cap Opportunities
Fund
NVIT AQR Large Cap
Defensive Style Fund
NVIT J.P. Morgan
Disciplined Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
$ 236,507,931 $ 695,783,450 $ 13,878,942 $ 208,065,257
— — — 8,880,273
335,147 18,612,326 385,381 5,371,633
— 1,101,100 — —
— — — —
81,808 670,038 7,485 86,207
— 2,166 — 1,362
— — 23,276 154,658
70,522 255,700 172,974 36
— — — —
— — — 1,105,268
— 112,592 2 —
— — — 7,093
— — 549 27,189
325 987 9 —
236,995,733 716,538,359 14,468 ,61 8 223,698,976
— — 52,269 —
75,919 60,186 — 228,005
— — — 986,772
— — — 8,880,273
118,623 353,276 4,411 114,926
25,470 37,775 21,090 19,131
10,196 23,257 2,818 28,931
23,696 98,434 9,174 26,873
70 165 980 445
111 489 484 112
— — — 488
2,041 2,676 341 47,691
230 724 41 800
— — 41,723 —
8,148 9,104 9,441 9,661
6,309 26,443 13,859 8,088
3,128 4,397 1,825 15,984
273,941 616,926 158 ,45 6 10,368,180
$ 236,721,792 $ 715,921,433 $ 14,310,162 $ 213,330,796
— 10,005,104 — 14,893,028
127,068,255 467,457,662 11,664,268 135,918,788
— — — 8,880,273
— — — —
$ 122,263,938 $ 452,193,540 $ 12,022,729 $ 99,995,729
114,457,854 263,727,893 2,287,433 113,335,067
$ 236,721,792 $ 715,921,433 $ 14,310,162 $ 213,330,796

132 - Statements of Assets and Liabilities - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT Equity Dividend
Fund
Net Assets:
Class I Shares $ 52,262,210
Class II Shares 373,700,073
Class IV Shares 18,393,549
Class Y Shares —
Total $ 444,355,832
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 2,694,790
Class II Shares 19,451,753
Class IV Shares 947,992
Class Y Shares —
Total 23,094,535
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 19.39
Class II Shares $ 19.21
Class IV Shares $ 19.40
Class Y Shares $ —
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2020 - Statements of Assets and Liabilities - 133
Neuberger Berman NVIT
Multi Cap Opportunities
Fund
NVIT AQR Large Cap
Defensive Style Fund
NVIT J.P. Morgan
Disciplined Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
$ 187,757,719 $ 462,718,211 $ — $ 73,693,442
48,964,073 111,292,801 14,303,158 139,637,354
— 141,910,421 — —
— — 7,004 —
$ 236,721,792 $ 715,921,433 $ 14,310,162 $ 213,330,796
15,342,215 19,667,050 — 8,239,829
4,070,948 4,752,699 1,050,204 16,041,355
— 6,036,260 — —
— — 518 —
19,413,163 30,456,009 1,050,722 24,281,184
$ 12.24 $ 23.53 $ — $ 8.94
$ 12.03 $ 23.42 $ 13.62 $ 8.70
$ — $ 23.51 $ — $ —
$ — $ — $ 13.52 $ —

134 - Statements of Assets and Liabilities - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mellon Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 1,672,962,443
Repurchase agreement, at value 10,723,445
Cash 108,364,490
Foreign currencies, at value —
Interest and dividends receivable 1,214,652
Security lending income receivable 6,940
Receivable for investments sold —
Receivable for capital shares issued 522,050
Reclaims receivable —
Receivable for variation margin on futures contracts 1,792,548
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Receivable for reimbursement from investment adviser (Note 3) 50,630
Prepaid expenses 2,472
Total Assets 1,795,639,670
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 814,128
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 10,723,445
Accrued expenses and other payables:
Investment advisory fees 646,146
Fund administration fees 71,280
Distribution fees 75,949
Administrative servicing fees 219,220
Accounting and transfer agent fees 247
Trustee fees 962
Custodian fees 7,180
Compliance program costs (Note 3) 1,757
Professional fees 10,384
Printing fees 138,556
Other 7,230
Total Liabilities 12,716,484
Net Assets $ 1,782,923,186
* Includes value of securities on loan (Note 2) 54,791,705
Cost of investment securities 1,224,496,810
Cost of repurchase agreement 10,723,445
Cost of foreign currencies —
Represented by:
Capital $ 1,303,188,292
Total distributable earnings (loss) 479,734,894
Net Assets $ 1,782,923,186

Equity Funds - December 31, 2020 - Statements of Assets and Liabilities - 135
NVIT Mellon Dynamic U.S.
Equity Income Fund
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
NVIT Multi-Manager Small
Cap Value Fund
$ 432,227,510 $ 327,579,061 $ 150,692,012 $ 191,513,529
3,082,695 10,450,614 13,781,940 11,141,488
37,711,358 11,813,996 1,652,543 5,504,257
16,912 201,176 — —
669,597 498,922 46,035 108,978
3,389 2,340 3,936 4,942
14,458,853 375,962 26,471 291,170
869,038 140,674 136,491 73,220
62,231 8,476 — —
524,464 — — —
— 16,236 — —
— 11,481 7,263 12,736
401 443 140 216
489,626,448 351,099,381 166,346,831 208,650,536
14,912,193 321,778 118,035 —
804,854 132,805 63,954 34,750
— 99,060 — —
3,082,695 10,450,614 13,781,940 11,141,488
214,565 208,550 104,849 142,672
56,061 30,690 25,136 26,595
47,691 67,717 11,518 8,776
47,580 5,978 21,399 31,818
84 120 88 146
197 153 32 60
46,618 23,317 3,578 12,945
1,604 329 136 180
21,818 8,398 10,799 11,218
20,384 21,687 13,574 11,468
19,880 10,854 3,457 5,659
19,276,224 11,382,050 14,158,495 11,427,775
$ 470,350,224 $ 339,717,331 $ 152,188,336 $ 197,222,761
4,729,089 16,580,119 39,811,472 26,982,074
308,459,837 264,0 8 1,735 92,705,377 168,799,475
3,082,695 10,450,614 13,781,940 11,141,488
16,033 191,320 — —
$ 394,611,079 $ 315,538,332 $ 80,461,159 $ 184,683,690
75,739,145 24,178,999 71,727,177 12,539,071
$ 470,350,224 $ 339,717,331 $ 152,188,336 $ 197,222,761

136 - Statements of Assets and Liabilities - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mellon Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,422,089,302
Class II Shares 360,833,884
Class IV Shares —
Class X Shares —
Class Z Shares —
Total $ 1,782,923,186
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 75,494,295
Class II Shares 19,374,710
Class IV Shares —
Class X Shares —
Class Z Shares —
Total 94,869,005
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 18.84
Class II Shares $ 18.62
Class IV Shares $ —
Class X Shares $ —
Class Z Shares $ —
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2020 - Statements of Assets and Liabilities - 137
NVIT Mellon Dynamic U.S.
Equity Income Fund
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
NVIT Multi-Manager Small
Cap Value Fund
$ 169,058,917 $ 16,786,420 $ 96,535,049 $ 134,655,825
78,329,379 322,930,911 55,653,287 42,277,960
— — — 20,288,976
47,677,595 — — —
175,284,333 — — —
$ 470,350,224 $ 339,717,331 $ 152,188,336 $ 197,222,761
11,307,575 2,171,494 4,913,835 15,350,331
5,273,475 41,469,826 3,224,216 5,059,298
— — — 2,313,560
3,194,699 — — —
11,877,895 — — —
31,653,644 43,641,320 8,138,051 22,723,189
$ 14.95 $ 7.73 $ 19.65 $ 8.77
$ 14.85 $ 7.79 $ 17.26 $ 8.36
$ — $ — $ — $ 8.77
$ 14.92 $ — $ — $ —
$ 14.76 $ — $ — $ —

138 - Statements of Assets and Liabilities - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small
Company Fund
Assets:
Investment securities, at value
*
$ 335,037,346
Repurchase agreement, at value 26,302,993
Cash 3,617,019
Foreign currencies, at value —
Interest and dividends receivable 206,600
Security lending income receivable 8,186
Receivable for investments sold 443,469
Receivable for capital shares issued 72,228
Reclaims receivable 3,472
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 403
Total Assets 365,691,716
Liabilities:
Payable for investments purchased 133,805
Payable for capital shares redeemed 373,459
Payable upon return of securities loaned (Note 2) 26,302,993
Accrued expenses and other payables:
Investment advisory fees 232,264
Fund administration fees 29,506
Distribution fees 10,456
Administrative servicing fees 48,371
Accounting and transfer agent fees 875
Trustee fees 99
Custodian fees 3,786
Compliance program costs (Note 3) 308
Professional fees 8,321
Printing fees 38,896
Other 4,645
Total Liabilities 27,187,784
Net Assets $ 338,503,932
* Includes value of securities on loan (Note 2) 64,534,414
Cost of investment securities 248,886,692
Cost of repurchase agreement 26,302,993
Cost of foreign currencies —
Represented by:
Capital $ 248,347,050
Total distributable earnings (loss) 90,156,882
Net Assets $ 338,503,932

Equity Funds - December 31, 2020 - Statements of Assets and Liabilities - 139
NVIT Newton Sustainable U.S.
Equity Fund NVIT Real Estate Fund NVIT Wells Fargo Discovery Fund
$ 116,322,158 $ 229,472,124 $ 780,961,752
— — 48,544,410
1,172,405 3,074,628 4,494,095
13,945 — —
86,325 988,078 83,166
— — 16,239
— — 3,441,509
235 258,842 79,105
— — —
19,396 — 20,406
160 411 791
117,614,624 233,794,083 837,641,473
— — —
37,194 80,833 2,023,817
— — 48,544,410
58,759 118,423 470,426
22,981 25,485 37,243
8,178 17,365 39,475
7,520 30,399 47,460
70 84 141
70 134 136
2,833 2,732 7,619
116 230 711
8,022 8,551 8,864
2,562 8,135 19,090
4,398 3,766 5,059
152,703 296,137 51,204,451
$ 117,461,921 $ 233,497,946 $ 786,437,022
— — 125,598,231
82,559,476 181,923,792 409,359,259
— — 48,544,410
13,945 — —
$ 68,024,005 $ 202,865,313 $ 321,011,507
49,437,916 30,632,633 465,425,515
$ 117,461,921 $ 233,497,946 $ 786,437,022

140 - Statements of Assets and Liabilities - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small
Company Fund
Net Assets:
Class I Shares $ 263,798,301
Class II Shares 50,740,328
Class IV Shares 23,965,303
Total $ 338,503,932
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 13,193,768
Class II Shares 2,776,532
Class IV Shares 1,200,210
Total 17,170,510
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 19.99
Class II Shares $ 18.27
Class IV Shares $ 19.97
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2020 - Statements of Assets and Liabilities - 141
NVIT Newton Sustainable U.S.
Equity Fund NVIT Real Estate Fund NVIT Wells Fargo Discovery Fund
$ 8,555,506 $ 150,350,715 $ 600,571,813
108,906,415 83,147,231 185,865,209
— — —
$ 117,461,921 $ 233,497,946 $ 786,437,022
607,427 20,710,128 43,356,431
7,740,547 11,595,708 14,609,686
— — —
8,347,974 32,305,836 57,966,117
$ 14.08 $ 7.26 $ 13.85
$ 14.07 $ 7.17 $ 12.72
$ — $ — $ —

142 - Statements of Operations - For the Year Ended December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT Equity
Dividend Fund
INVESTMENT INCOME:
Dividend income $ 10,538,964
Interest income 127,666
Income from securities lending (Note 2) 34,936
Foreign tax withholding (251,221)
Total Income 10,450,345
EXPENSES:
Investment advisory fees 2,452,532
Fund administration fees 169,448
Distribution fees Class II Shares 788,254
Administrative servicing fees Class I Shares 71,567
Administrative servicing fees Class II Shares 472,957
Administrative servicing fees Class IV Shares 24,866
Professional fees 44,241
Printing fees 31,739
Trustee fees 12,113
Custodian fees 17,700
Offering costs^ —
Accounting and transfer agent fees 8,258
Compliance program costs (Note 3) 1,551
Other 6,555
Total expenses before expenses reimbursed 4,101,781
Expenses reimbursed by adviser (Note 3) (271,194)
Net Expenses 3,830,587
NET INVESTMENT INCOME/(LOSS) 6,619,758
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 1,879,047
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) (16,842)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 1,862,205
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 12,504,121
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) 15,208
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 12,519,329
Net realized/unrealized gains (losses) 14,381,534
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 21,001,292
Amounts designated as "—" are zero or have been rounded to zero.
^ Amounts are amortized over 12-month period.

Equity Funds - For the Year Ended December 31, 2020 - Statements of Operations - 143
Neuberger Berman NVIT
Multi Cap Opportunities
Fund
NVIT AQR Large Cap
Defensive Style Fund
NVIT J.P. Morgan
Disciplined Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
$ 2,656,571 $ 12,396,430 $ 101,190 $ 1,653,754
2,973 51,971 409 10,267
— 47,618 84 14,272
(18,468) — (582) —
2,641,076 12,496,019 101,101 1,678,293
1,263,089 3,919,698 28,159 1,236,788
128,760 241,585 81,382 109,830
110,034 263,543 17,918 314,595
249,755 651,360 — 97,495
— 158,128 17,918 188,759
— 196,595 — —
36,629 57,474 56,692 47,263
21,115 52,600 15,757 31,676
6,738 21,549 8 5,263
9,415 33,932 — 49,212
— — 34,397 —
425 954 97 675
848 2,748 1 490
3,466 16,369 1,817 18,231
1,830,274 5,616,535 254,146 2,100,277
— — (186,262) (240,426)
1,830,274 5,616,535 67,884 1,859,851
810,802 6,879,484 33,217 (181,558)
5,101,565 34,366,316 278,830 43,265,764
— 620,414 21,463 —
— — — —
— — — (1,606,911)
5,101,565 34,986,730 300,293 41,658,853
21,916,418 23,967,019 1,984 ,607 9,084,546
— 153,595 — —
— — — —
— — — 118,496
21,916,418 24,120,614 1,984,607 9,203,042
27,017,983 59,107,344 2,284,900 50,861,895
$ 27,828,785 $ 65,986,828 $ 2,318,117 $ 50,680,337

144 - Statements of Operations - For the Year Ended December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mellon Dynamic U.S.
Core Fund
INVESTMENT INCOME:
Dividend income $ 27,536,024
Income from non-cash dividends 1,728,872
Interest income 1,223,885
Income from securities lending (Note 2) 130,441
Foreign tax withholding —
Total Income 30,619,222
EXPENSES:
Investment advisory fees 7,658,713
Fund administration fees 502,013
Distribution fees Class II Shares 836,573
Distribution fees Class Z Shares(a) —
Administrative servicing fees Class I Shares 1,925,980
Administrative servicing fees Class II Shares 501,949
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class X Shares(a) —
Administrative servicing fees Class Z Shares(a) —
Professional fees 100,832
Printing fees 206,484
Trustee fees 52,328
Custodian fees 55,532
Accounting and transfer agent fees 1,435
Compliance program costs (Note 3) 6,673
Other 35,770
Total expenses before fees waived and expenses reimbursed 11,884,282
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (615,098)
Expenses reimbursed by adviser (Note 3) (504,764)
Net Expenses 10,764,420
NET INVESTMENT INCOME/(LOSS) 19,854,802
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 36,279,340
Expiration or closing of futures contracts (Note 2) (1,989,937)
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 34,289,403
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 230,687,539
Futures contracts (Note 2) 2,560,037
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 233,247,576
Net realized/unrealized gains (losses) 267,536,979
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 287,391,781
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from September 8, 2020 (commencement of operations) through December 31, 2020.
(b) Excludes unrealized appreciation of $4,595,297 from the merger (Note 10).
(c) Excludes unrealized appreciation of $1 from the merger (Note 10).

Equity Funds - For the Year Ended December 31, 2020 - Statements of Operations - 145
NVIT Mellon Dynamic U.S.
Equity Income Fund
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
NVIT Multi-Manager Small
Cap Value Fund
$ 8,605,132 $ 6,729,496 $ 478,136 $ 1,483,188
— — — —
47,154 46,406 7,928 40,703
36,948 36,747 40,527 66,988
(49,896) (31,068) — (7,744)
8,639,338 6,781 , 581 526,591 1,583,135
1,992,465 2,297,755 1,010,218 1,415,408
190,264 163,119 114,689 126,367
322,180 728,680 113,411 82,983
109,546 — — —
413,756 25,511 112,481 169,180
322,180 29,145 68,047 49,791
— — — 25,093
13,634 — — —
52,582 — — —
45,423 41,028 32,975 38,653
42,663 36,396 31,847 34,806
9,751 9,808 3,765 5,150
12,292 11,908 5,143 6,385
10,181 8,307 344 338
1,481 1,199 487 633
6,435 8,362 2,423 4,572
3,544,833 3,361,218 1,495,830 1,959,359
(103,098) — — —
(15,115) (39,834) — —
— (151,625) (67,990) (148,114)
3,426,620 3,169,759 1,427,840 1,811,245
5,212,718 3,611 , 822 (901,249) (228,110)
(29,356,510) (16,298,991) 15,971,207 (7,191,462)
1,497,729 — — —
1,054,806 (449,086) — —
(70,677) (9,783) — —
(26,874,652) (16, 7 57,860 ) 15,971,207 (7,191,462)
44,112,270(b) 7,617,611 29,493,755 15,824,295
(75,840) — — —
205,003 (923) — —
1,543(c) 4,618 — —
44,242,976 7,621 , 306 29,493,755 15,824,295
17,368,324 (9,1 3 6,554 ) 45,464,962 8,632,833
$ 22,581,042 $ (5,524,732) $ 44,563,713 $ 8,404,723

146 - Statements of Operations - For the Year Ended December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small
Company Fund
INVESTMENT INCOME:
Dividend income $ 2,658,191
Income from securities lending (Note 2) 110,854
Interest income 14,955
Foreign tax withholding (14,621)
Total Income 2,769,379
EXPENSES:
Investment advisory fees 2,362,632
Fund administration fees 152,090
Distribution fees Class II Shares 101,345
Administrative servicing fees Class I Shares 322,835
Administrative servicing fees Class II Shares 60,808
Administrative servicing fees Class IV Shares 28,175
Professional fees 37,274
Printing fees 64,643
Trustee fees 8,755
Custodian fees 9,987
Accounting and transfer agent fees 322
Compliance program costs (Note 3) 1,100
Other 4,864
Total expenses before fees waived and expenses reimbursed 3,154,830
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (63,143)
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 3,091,687
NET INVESTMENT INCOME/(LOSS) (322,308)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 4,811,667
Foreign currency transactions (Note 2) (1)
Net realized gains (losses) 4,811,666
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 56,335,761
Translation of assets and liabilities denominated in foreign currencies (Note 2) 284
Net change in unrealized appreciation/depreciation 56,336,045
Net realized/unrealized gains (losses) 61,147,711
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 60,825,403
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Year Ended December 31, 2020 - Statements of Operations - 147
NVIT Newton Sustainable
U.S. Equity Fund NVIT Real Estate Fund
NVIT Wells Fargo
Discovery Fund
$ 1,839,833 $ 5,212,950 $ 1,105,936
— — 369,688
6,447 7,807 26,648
(15,180) (19,627) (8,899)
1,831,100 5,201,130 1,493,373
699,529 1,629,539 4,475,464
105,259 134,808 220,326
251,630 211,910 372,015
8,328 222,043 313,928
50,325 127,147 104,166
— — —
32,063 39,757 53,635
31,191 23,109 85,982
3,384 7,304 19,410
7,373 9,110 18,788
395 485 769
441 918 2,489
1,295 4,184 12,206
1,191,213 2,410,314 5,679,178
(161,044) — —
(36,577) (30,263) (173,199)
— (184,675) —
(40,105) — (216,744)
953,487 2,195,376 5,289,235
877,613 3,005,754 (3,795,862)
15,684,405 (15,770,171) 100,505,527
(3,113) 663 —
15,681,292 (15,769,508) 100,505,527
(2,238,710) (5,043,332) 211,129,604
— — —
(2,238,710) (5,043,332) 211,129,604
13,442,582 (20,812,840) 311,635,131
$ 14,320,195 $ (17,807,0 86) $ 307,839,269

The accompanying notes are an integral part of these financial statements.
148 - Statements of Changes in Net Assets - December 31, 2020 - Equity Funds
BlackRock NVIT Equity Dividend Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 6,619,758 $ 6,301,828
Net realized gains 1,862,205 16,648,774
Net change in unrealized appreciation/depreciation 12,519,329 61,103,006
Change in net assets resulting from operations 21,001,292 84,053,608
Distributions to Shareholders From:
Distributable earnings:
Class I (2,914,173) (2,910,028)
Class II (19,649,398) (16,770,462)
Class IV (1,013,850) (1,018,230)
Change in net assets from shareholder distributions (23,577,421) (20,698,720)
Change in net assets from capital transactions 39,849,147 51,194,535
Change in net assets 37,273,018 114,549,423
Net Assets:
Beginning of year 407,082,814 292,533,391
End of year $ 444,355,832 $ 407,082,814
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,920,727 $ 5,288,374
Dividends reinvested 2,914,173 2,910,028
Cost of shares redeemed (10,662,998) (8,872,350)
Total Class I Shares (828,098) (673,948)
Class II Shares
Proceeds from shares issued 46,367,922 49,470,728
Dividends reinvested 19,649,398 16,770,462
Cost of shares redeemed (25,262,877) (13,450,102)
Total Class II Shares 40,754,443 52,791,088
Class IV Shares
Proceeds from shares issued 775,893 738,934
Dividends reinvested 1,013,850 1,018,230
Cost of shares redeemed (1,866,941) (2,679,769)
Total Class IV Shares (77,198) (922,605)
Change in net assets from capital transactions $ 39,849,147 $ 51,194,535
SHARE TRANSACTIONS:
Class I Shares
Issued 407,880 288,014
Reinvested 164,896 155,044
Redeemed (606,313) (476,823)
Total Class I Shares (33,537) (33,765)
Class II Shares
Issued 2,833,868 2,727,556
Reinvested 1,126,221 902,643
Redeemed (1,419,832) (720,241)
Total Class II Shares 2,540,257 2,909,958
Class IV Shares
Issued 44,544 39,574
Reinvested 57,365 54,240
Redeemed (107,227) (141,882)
Total Class IV Shares (5,318) (48,068)
Total change in shares 2,501,402 2,828,125
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2020 - Statements of Changes in Net Assets - 149
Neuberger Berman NVIT Multi Cap Opportunities Fund NVIT AQR Large Cap Defensive Style Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 810,802 $ 1,294,880 $ 6,879,484 $ 8,117,463
5,101,565 18,153,880 34,986,730 47,892,959
21,916,418 35,240,917 24,120,614 134,704,386
27,828,785 54,689,677 65,986,828 190,714,808
(14,671,146) (15,480,210) (36,268,656) (26,360,094)
(4,252,726) (3,942,830) (8,615,405) (5,683,471)
— — (11,069,812) (7,085,663)
(18,923,872) (19,423,040) (55,953,873) (39,129,228)
(5,052,316) (5,646,540) (39,751,479) (106,248,922)
3,852,597 29,620,097 (29,718,524) 45,336,658
232,869,195 203,249,098 745,639,957 700,303,299
$ 236,721,792 $ 232,869,195 $ 715,921,433 $ 745,639,957
$ 1,564,349 $ 1,262,936 $ 7,809,969 $ 12,635,644
14,671,146 15,480,210 36,268,656 26,360,094
(20,604,778) (22,790,716) (81,059,667) (142,787,637)
(4,369,283) (6,047,570) (36,981,042) (103,791,899)
9,586,061 7,111,900 7,115,955 16,545,509
4,252,726 3,942,830 8,615,405 5,683,471
(14,521,820) (10,653,700) (19,908,808) (23,344,725)
(683,033) 401,030 (4,177,448) (1,115,745)
— — 1,417,129 1,668,908
— — 11,069,812 7,085,663
— — (11,079,930) (10,095,849)
— — 1,407,011 (1,341,278)
$ (5,052,316) $ (5,646,540) $ (39,751,479) $ (106,248,922)
151,129 111,266 356,943 582,122
1,351,471 1,399,279 1,607,967 1,176,771
(1,879,084) (2,016,448) (3,567,571) (6,506,050)
(376,484) (505,903) (1,602,661) (4,747,157)
931,786 649,814 345,885 771,030
399,262 362,439 384,532 255,126
(1,369,321) (949,387) (933,716) (1,078,884)
(38,273) 62,866 (203,299) (52,728)
— — 66,111 75,776
— — 491,209 316,447
— — (498,964) (461,120)
— — 58,356 (68,897)
(414,757) (443,037) (1,747,604) (4,868,782)

The accompanying notes are an integral part of these financial statements.
150 - Statements of Changes in Net Assets - December 31, 2020 - Equity Funds
NVIT J.P. Morgan Disciplined Equity Fund
Year Ended
December 31, 2020
Period Ended
December 31, 2019(a)
OPERATIONS:
Net investment income/(loss) $ 33,217 $ 4,032
Net realized gains 300,293 1,861
Net change in unrealized appreciation/depreciation 1,984,607 230,067
Change in net assets resulting from operations 2,318,117 235,960
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II (269,584) (5,106)
Class Y (238) —
Change in net assets from shareholder distributions (269,822) (5,106)
Change in net assets from capital transactions 9,367,226 2,663,787
Change in net assets 11,415,521 2,894,641
Net Assets:
Beginning of year 2,894,641 —
End of year $ 14,310,162 $ 2,894,641
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 10,395,939 2,654,239
Dividends reinvested 269,584 5,106
Cost of shares redeemed (1,298,535) (558)
Total Class II Shares 9,366,988 2,658,787
Class Y Shares
Proceeds from shares issued — 5,000
Dividends reinvested 238 —
Cost of shares redeemed — —
Total Y Shares 238 5,000
Change in net assets from capital transactions $ 9,367,226 $ 2,663,787
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 876,402 261,457
Reinvested 20,228 469
Redeemed (108,300) (52)
Total Class II Shares 788,330 261,874
Class Y Shares
Issued — 500
Reinvested 18 —
Redeemed — —
Total Y Shares 18 500
Total change in shares 788,348 262,374
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.
(b) Effective October 31, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.

Equity Funds - December 31, 2020 - Statements of Changes in Net Assets - 151
NVIT Jacobs Levy Large Cap Growth Fund NVIT Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ (181,558) $ 7,074,864 $ 19,854,802 $ 24,482,302
41,658,853 359,570,171 34,289,403 171,067,827
9,203,042 (10,213,181) 233,247,576 294,689,218
50,680,337 356,431,854 287,391,781 490,239,347
(31,186,020) (10,741,789) (147,990,951) (341,896,778)
(63,562,974) (20,863,567) (38,065,170) (86,772,393)
— (211,740,422)(b) — —
(94,748,994) (243,345,778) (186,056,121) (428,669,171)
63,596,433 (1,536,172,378) (14,988,386) 267,210,669
19,527,776 (1,423,086,302) 86,347,274 328,780,845
193,803,020 1,616,889,322 1,696,575,912 1,367,795,067
$ 213,330,796 $ 193,803,020 $ 1,782,923,186 $ 1,696,575,912
$ 6,582,591 $ 3,802,103 $ 8,380,144 $ 6,544,327
31,186,020 10,741,789 147,990,951 341,896,778
(15,595,056) (12,677,410) (146,950,940) (154,611,492)
22,173,555 1,866,482 9,420,155 193,829,613
13,645,299 12,401,707 46,811,986 48,449,179
63,562,974 20,863,567 38,065,170 86,772,393
(35,785,395) (29,282,713) (109,285,697) (61,840,516)
41,422,878 3,982,561 (24,408,541) 73,381,056
— 43,000,473(b) — —
— 211,740,422(b) — —
— (1,796,762,316) (b) — —
— (1,542,021,421) (b) — —
$ 63,596,433 $ (1,536,172,378) $ (14,988,386) $ 267,210,669
605,428 299,115 483,336 338,646
3,826,505 900,475 8,383,188 20,635,017
(1,458,254) (991,129) (8,415,768) (8,026,218)
2,973,679 208,461 450,756 12,947,445
1,151,454 1,017,138 2,925,415 2,838,468
8,005,412 1,774,121 2,185,031 5,295,746
(3,611,780) (2,311,271) (6,401,120) (3,329,735)
5,545,086 479,988 (1,290,674) 4,804,479
— 3,538,634(b) — —
— 17,704,049(b) — —
— (147,931,246)(b) — —
— (126,688,563) (b) — —
8,518,765 (126,000,114) (839,918) 17,751,924

The accompanying notes are an integral part of these financial statements.
152 - Statements of Changes in Net Assets - December 31, 2020 - Equity Funds
NVIT Mellon Dynamic U.S. Equity Income Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ 5,212,718 $ 6,879,203
Net realized gains (losses) (26,874,652) (4,386,715)
Net change in unrealized appreciation/depreciation 44,242,976 83,723,452
Change in net assets resulting from operations 22,581,042 86,215,940
Distributions to Shareholders From:
Distributable earnings:
Class I (6,961,340) (26,958,395)
Class II (5,211,344) (22,590,133)
Class X (545,775)(a) —
Class Y — —
Class Z (1,988,967)(a) —
Change in net assets from shareholder distributions (14,707,426) (49,548,528)
Change in net assets from capital transactions 80,562,880 6,013,736
Change in net assets 88,436,496 42,681,148
Net Assets:
Beginning of year 381,913,728 339,232,580
End of year $ 470,350,224 $ 381,913,728
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,210,407 $ 2,050,479
Dividends reinvested 6,961,340 26,958,395
Cost of shares redeemed (36,201,634) (29,610,631)
Total Class I Shares (28,029,887) (601,757)
Class II Shares
Proceeds from shares issued 11,297,319 7,930,614
Dividends reinvested 5,211,344 22,590,133
Cost of shares redeemed (98,705,115) (23,905,254)
Total Class II Shares (82,196,452) 6,615,493
Class X Shares
Proceeds from shares issued 12,842,905(a) —
Proceeds from shares issued from merger (Note 10) 28,962,269(a) —
Dividends reinvested 545,775(a) —
Cost of shares redeemed (870,762)(a) —
Total Class X Shares 41,480,187(a) —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Y Shares — —
Class Z Shares
Proceeds from shares issued 71,974,933(a) —
Proceeds from shares issued from merger (Note 10) 78,753,552(a) —
Dividends reinvested 1,988,967(a) —
Cost of shares redeemed (3,408,420)(a) —
Total Class Z Shares 149,309,032(a) —
Change in net assets from capital transactions $ 80,562,880 $ 6,013,736

Equity Funds - December 31, 2020 - Statements of Changes in Net Assets - 153
NVIT Multi-Manager Mid Cap Value Fund NVIT Multi-Manager Small Cap Growth Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 3,611 , 822 $ 6,919,787 $ (901,249) $ (948,915)
(16, 7 57,860 ) (6,103,444) 15,971,207 16,274,761
7,621,306 102,005,441 29,493,755 37,996,227
(5,524,732) 102,821,784 44,563,713 53,322,073
(327,177) (3,425,346) (9,833,809) (18,472,429)
(6,007,813) (69,307,016) (6,435,233) (12,009,459)
— — — —
— (27,359,842)(b) — (25,740,631)(c)
— — — —
(6,334,990) (100,092,204) (16,269,042) (56,222,519)
(21,330,273) (101,441,417) 1,848,003 (54,490,436)
(33,189,995) (98,711,837) 30,142,674 (57,390,882)
372,907,326 471,619,163 122,045,662 179,436,544
$ 339,717,331 $ 372,907,326 $ 152,188,336 $ 122,045,662
$ 5,819,938 $ 5,249,384 $ 17,948,013 $ 17,111,788
327,177 3,425,346 9,833,809 18,472,429
(6,962,804) (4,463,126) (25,740,319) (20,432,266)
(815,689) 4,211,604 2,041,503 15,151,951
11,715,973 5,378,250 17,605,715 11,348,758
6,007,813 69,307,016 6,435,233 12,009,459
(38,238,370) (47,572,171) (24,234,448) (10,705,356)
(20,514,584) 27,113,095 (193,500) 12,652,861
— — — —
— — — —
— — — —
— — — —
— — — —
— 2,421,614(b) — 2,845,517(c)
— 27,359,842(b) — 25,740,631(c)
— (162,547,572) (b) — (110,881,396) (c)
— (132,766,116) (b) — (82,295,248) (c)
— — — —
— — — —
— — — —
— — — —
— — — —
$ (21,330,273) $ (101,441,417) $ 1,848,003 $ (54,490,436)

The accompanying notes are an integral part of these financial statements.
154 - Statements of Changes in Net Assets - December 31, 2020 - Equity Funds
NVIT Mellon Dynamic U.S. Equity Income Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 98,042 136,282
Reinvested 523,575 1,931,257
Redeemed (2,720,566) (1,946,698)
Total Class I Shares (2,098,949) 120,841
Class II Shares
Issued 1,081,225 548,660
Reinvested 402,453 1,635,939
Redeemed (7,765,321) (1,576,108)
Total Class II Shares (6,281,643) 608,491
Class X Shares
Issued 947,622(a) —
Issued in merger (Note 10) 2,273,143(a) —
Reinvested 37,770(a) —
Redeemed (63,836)(a) —
Total Class X Shares 3,194,699(a) —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Y Shares — —
Class Z Shares
Issued 5,737,966(a) —
Issued in merger (Note 10) 6,248,763(a) —
Reinvested 139,186(a) —
Redeemed (248,020)(a) —
Total Class Z Shares 11,877,895(a) —
Total change in shares 6,692,002 729,332
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from September 8, 2020 (commencement of operations) through December 31, 2020.
(b) Effective October 31, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.
(c) Effective October 15, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.

Equity Funds - December 31, 2020 - Statements of Changes in Net Assets - 155
NVIT Multi-Manager Mid Cap Value Fund NVIT Multi-Manager Small Cap Growth Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
914,682 603,229 1,125,031 957,835
46,022 450,919 636,081 1,245,612
(1,058,019) (520,909) (1,629,770) (1,142,007)
(97,315) 533,239 131,342 1,061,440
2,172,093 642,611 1,313,143 708,674
841,662 9,065,659 473,527 902,967
(5,683,664) (5,476,201) (1,746,722) (685,561)
(2,669,909) 4,232,069 39,948 926,080
— — — —
— — — —
— — — —
— — — —
— — — —
— 290,411(b) — 176,181(c)
— 3,562,479(b) — 1,669,302(c)
— (20,462,374)(b) — (7,133,768)(c)
— (16,609,484) (b) — (5,288,285) (c)
— — — —
— — — —
— — — —
— — — —
— — — —
(2,767,224) (11,844,176) 171,290 (3,300,765)

The accompanying notes are an integral part of these financial statements.
156 - Statements of Changes in Net Assets - December 31, 2020 - Equity Funds
NVIT Multi-Manager Small Cap Value Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (228,110) $ 1,818,727
Net realized gains (losses) (7,191,462) (1,103,887)
Net change in unrealized appreciation/depreciation 15,824,295 43,907,463
Change in net assets resulting from operations 8,404,723 44,622,303
Distributions to Shareholders From:
Distributable earnings:
Class I (670,028) (45,310,308)
Class II (182,043) (12,839,452)
Class IV (100,368) (6,513,085)
Class Y — (30,954,766)(a)
Change in net assets from shareholder distributions (952,439) (95,617,611)
Change in net assets from capital transactions (12,086,987) (21,467,290)
Change in net assets (4,634,703) (72,462,598)
Net Assets:
Beginning of year 201,857,464 274,320,062
End of year $ 197,222,761 $ 201,857,464
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 7,183,593 $ 4,922,865
Dividends reinvested 670,028 45,310,308
Cost of shares redeemed (19,149,220) (20,413,120)
Total Class I Shares (11,295,599) 29,820,053
Class II Shares
Proceeds from shares issued 6,692,480 2,916,847
Dividends reinvested 182,043 12,839,452
Cost of shares redeemed (6,539,036) (5,169,985)
Total Class II Shares 335,487 10,586,314
Class IV Shares
Proceeds from shares issued 788,991 439,175
Dividends reinvested 100,368 6,513,085
Cost of shares redeemed (2,016,234) (2,088,740)
Total Class IV Shares (1,126,875) 4,863,520
Class Y Shares
Proceeds from shares issued — 2,585,480(a)
Dividends reinvested — 30,954,766(a)
Cost of shares redeemed — (100,277,423) (a)
Total Y Shares — (66,737,177) (a)
Change in net assets from capital transactions $ (12,086,987) $ (21,467,290)

Equity Funds - December 31, 2020 - Statements of Changes in Net Assets - 157
NVIT Multi-Manager Small Company Fund NVIT Newton Sustainable U.S. Equity Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ (322,308) $ 195,367 $ 877,613 $ 796,377
4,811,666 11,588,530 15,681,292 7,149,362
56,336,045 57,838,435 (2,238,710) 18,844,273
60,825,403 69,622,332 14,320,195 26,790,012
(9,225,298) (27,551,707) (531,751) (646,881)
(1,876,074) (5,321,797) (7,470,152) (12,789,712)
(802,874) (2,306,660) — —
— — — —
(11,904,246) (35,180,164) (8,001,903) (13,436,593)
(23,660,998) (3,392,095) (7,865,653) 408,791
25,260,159 31,050,073 (1,547,361) 13,762,210
313,243,773 282,193,700 119,009,282 105,247,072
$ 338,503,932 $ 313,243,773 $ 117,461,921 $ 119,009,282
$ 7,438,943 $ 13,622,914 $ 2,460,493 $ 1,384,559
9,225,298 27,551,707 531,751 646,881
(36,785,816) (47,931,107) (1,715,604) (1,160,071)
(20,121,575) (6,756,486) 1,276,640 871,369
3,022,720 3,730,489 5,222,318 16,181,666
1,876,074 5,321,797 7,470,152 12,789,712
(7,607,803) (6,308,746) (21,834,763) (29,433,956)
(2,709,009) 2,743,540 (9,142,293) (462,578)
1,216,216 741,292 — —
802,874 2,306,660 — —
(2,849,504) (2,427,101) — —
(830,414) 620,851 — —
— — — —
— — — —
— — — —
— — — —
$ (23,660,998) $ (3,392,095) $ (7,865,653) $ 408,791

The accompanying notes are an integral part of these financial statements.
158 - Statements of Changes in Net Assets - December 31, 2020 - Equity Funds
NVIT Multi-Manager Small Cap Value Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 1,127,048 479,615
Reinvested 93,207 5,865,209
Redeemed (2,756,935) (1,990,609)
Total Class I Shares (1,536,680) 4,354,215
Class II Shares
Issued 1,103,575 290,598
Reinvested 27,171 1,744,050
Redeemed (1,012,458) (524,711)
Total Class II Shares 118,288 1,509,937
Class IV Shares
Issued 126,037 45,953
Reinvested 13,958 843,097
Redeemed (286,989) (203,214)
Total Class IV Shares (146,994) 685,836
Class Y Shares
Issued — 242,222(a)
Reinvested — 3,989,016(a)
Redeemed — (12,447,134)(a)
Total Y Shares — (8,215,896) (a)
Total change in shares (1,565,386) (1,665,908)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Effective October 15, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.

Equity Funds - December 31, 2020 - Statements of Changes in Net Assets - 159
NVIT Multi-Manager Small Company Fund NVIT Newton Sustainable U.S. Equity Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
497,147 779,604 193,791 106,547
591,365 1,758,731 40,567 51,984
(2,351,719) (2,769,009) (139,836) (89,310)
(1,263,207) (230,674) 94,522 69,221
245,164 243,304 488,688 1,233,049
131,470 369,313 570,671 1,030,357
(539,551) (391,165) (1,722,696) (2,293,410)
(162,917) 221,452 (663,337) (30,004)
78,665 44,139 — —
51,532 147,425 — —
(177,348) (141,176) — —
(47,151) 50,388 — —
— — — —
— — — —
— — — —
— — — —
(1,473,275) 41,166 (568,815) 39,217

The accompanying notes are an integral part of these financial statements.
160 - Statements of Changes in Net Assets - December 31, 2020 - Equity Funds
NVIT Real Estate Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ 3,005,754 $ 4,421,082
Net realized gains (losses) (15,769,508) 6,697,200
Net change in unrealized appreciation/depreciation (5,043,332) 58,163,839
Change in net assets resulting from operations (17,807,086) 69,282,121
Distributions to Shareholders From:
Distributable earnings:
Class I (2,939,645) (2,865,898)
Class II (1,435,989) (1,543,767)
Class Y — —
Change in net assets from shareholder distributions (4,375,634) (4,409,665)
Change in net assets from capital transactions (24,548,972) (17,339,936)
Change in net assets (46,731,692) 47,532,520
Net Assets:
Beginning of year 280,229,638 232,697,118
End of year $ 233,497,946 $ 280,229,638
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 8,806,618 $ 8,083,228
Dividends reinvested 2,939,645 2,865,898
Cost of shares redeemed (22,569,272) (28,533,076)
Total Class I Shares (10,823,009) (17,583,950)
Class II Shares
Proceeds from shares issued 4,921,298 17,679,149
Dividends reinvested 1,435,989 1,543,767
Cost of shares redeemed (20,083,250) (18,978,902)
Total Class II Shares (13,725,963) 244,014
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Y Shares — —
Change in net assets from capital transactions $ (24,548,972) $ (17,339,936)
SHARE TRANSACTIONS:
Class I Shares
Issued 1,320,592 1,074,363
Reinvested 420,564 370,272
Redeemed (3,292,175) (3,842,606)
Total Class I Shares (1,551,019) (2,397,971)
Class II Shares
Issued 706,319 2,378,389
Reinvested 208,383 201,805
Redeemed (3,006,547) (2,592,830)
Total Class II Shares (2,091,845) (12,636)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Y Shares — —
Total change in shares (3,642,864) (2,410,607)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Effective October 31, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.

Equity Funds - December 31, 2020 - Statements of Changes in Net Assets - 161
NVIT Wells Fargo Discovery Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ (3,795,862) $ (2,714,027)
100,505,527 85,193,424
211,129,604 116,836,762
307,839,269 199,316,159
(62,876,679) (101,915,632)
(20,854,309) (34,155,374)
— (36,255,970)(a)
(83,730,988) (172,326,976)
754,115 (39,718,027)
224,862,396 (12,728,844)
561,574,626 574,303,470
$ 786,437,022 $ 561,574,626
$ 13,944,755 $ 6,158,619
62,876,679 101,915,632
(60,484,345) (49,582,534)
16,337,089 58,491,717
49,259,868 35,384,753
20,854,309 34,155,374
(85,697,151) (36,364,621)
(15,582,974) 33,175,506
— 3,707,028(a)
— 36,255,970(a)
— (171,348,248) (a)
— (131,385,250) (a)
$ 754,115 $ (39,718,027)
1,229,868 544,167
5,859,896 10,627,282
(5,629,596) (4,547,280)
1,460,168 6,624,169
4,977,477 3,690,092
2,115,041 3,820,512
(8,359,606) (3,479,650)
(1,267,088) 4,030,954
— 379,656(a)
— 3,703,368(a)
— (17,470,440)(a)
— (13,387,416) (a)
193,080 (2,732,293)

162 - Financial Highlights - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
BlackRock NVIT Equity
Dividend Fund
Class I Shares
Year Ended December 31,
2020 $ 19 .90 0.35 0.25 0.60 (0.31) (0.80) (1.11) $ 19 .39 3.63% $ 52,262,210 0.80% 1.96% 0.87% 47.27%
Year Ended December 31,
2019 $ 16 .56 0.37 4.07 4.44 (0.34) (0.76) (1.10) $ 19 .90 27.31% $ 54,306,027 0.80% 1.98% 0.87% 43.80%
Year Ended December 31,
2018 $ 20 .10 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) $ 16 .56 (7.26)% $ 45,751,909 0.80% 1.87% 0.89% 35.80%
Year Ended December 31,
2017 $ 17 .57 0.31 2.82 3.13 (0.60) — (0.60) $ 20 .10 18.00% $ 48,947,247 0.80% 1.65% 0.93% 102.72%
Year Ended December 31,
2016 $ 15 .31 0.33 2.36 2.69 (0.43) — (0.43) $ 17 .57 17.89% $ 45,980,349 0.93% 2.11% 0.93% 17.26%
Class II Shares
Year Ended December 31,
2020 $ 19 .74 0.30 0.24 0.54 (0.27) (0.80) (1.07) $ 19 .21 3.35% $ 373,700,073 1.05% 1.70% 1.12% 47.27%
Year Ended December 31,
2019 $ 16 .44 0.32 4.04 4.36 (0.30) (0.76) (1.06) $ 19 .74 27.01% $ 333,793,003 1.05% 1.72% 1.12% 43.80%
Year Ended December 31,
2018 $ 19 .97 0.31 (1.55) (1.24) (0.30) (1.99) (2.29) $ 16 .44 (7.46)% $ 230,187,343 1.05% 1.62% 1.14% 35.80%
Year Ended December 31,
2017 $ 17 .47 0.26 2.80 3.06 (0.56) — (0.56) $ 19 .97 17.69% $ 210,778,550 1.05% 1.40% 1.18% 102.72%
Year Ended December 31,
2016 $ 15 .19 0.29 2.34 2.63 (0.35) — (0.35) $ 17 .47 17.57% $ 164,952,425 1.18% 1.86% 1.18% 17.26%
Class IV Shares
Year Ended December 31,
2020 $ 19 .91 0.35 0.25 0.60 (0.31) (0.80) (1.11) $ 19 .40 3.63% $ 18,393,549 0.80% 1.95% 0.87% 47.27%
Year Ended December 31,
2019 $ 16 .57 0.37 4.07 4.44 (0.34) (0.76) (1.10) $ 19 .91 27.29% $ 18,983,784 0.80% 1.99% 0.87% 43.80%
Year Ended December 31,
2018 $ 20 .11 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) $ 16 .57 (7.25)% $ 16,594,139 0.80% 1.88% 0.89% 35.80%
Year Ended December 31,
2017 $ 17 .58 0.31 2.82 3.13 (0.60) — (0.60) $ 20 .11 17.99% $ 19,557,671 0.80% 1.65% 0.93% 102.72%
Year Ended December 31,
2016 $ 15 .32 0.33 2.37 2.70 (0.44) — (0.44) $ 17 .58 17.89% $ 18,085,205 0.93% 2.11% 0.93% 17.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - December 31, 2020 - Financial Highlights - 163
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
Neuberger Berman NVIT
Multi Cap Opportunities
Fund
Class I Shares
Year Ended December 31,
2020 $ 11 .78 0.04 1.43 1.47 (0.05) (0.96) (1.01) $ 12 .24 13.55% $ 187,757,719 0.85% 0.41% 0.85% 22.11%
Year Ended December 31,
2019 $ 10 .06 0.07 2.68 2.75 (0.07) (0.96) (1.03) $ 11 .78 28.07% $ 185,208,998 0.84% 0.60% 0.84% 22.98%
Year Ended December 31,
2018 $ 11 .81 0.06 (0.47) (0.41) (0.06) (1.28) (1.34) $ 10 .06 (4.76)% $ 163,139,836 0.84% 0.55% 0.84% 25.64%
Year Ended December 31,
2017 $ 9 .71 0.06 2.33 2.39 (0.06) (0.23) (0.29) $ 11 .81 24.85% $ 194,055,925 0.84% 0.52% 0.84% 24.45%
Year Ended December 31,
2016 $ 9 .05 0.08 1.11 1.19 (0.07) (0.46) (0.53) $ 9 .71 13.60% $ 174,595,729 0.85% 0.84% 0.85% 24.20%
Class II Shares
Year Ended December 31,
2020 $ 11 .60 0.03 1.40 1.43 (0.04) (0.96) (1.00) $ 12 .03 13.40% $ 48,964,073 0.95% 0.31% 0.95% 22.11%
Year Ended December 31,
2019 $ 9 .91 0.06 2.65 2.71 (0.06) (0.96) (1.02) $ 11 .60 28.09% $ 47,660,197 0.94% 0.50% 0.94% 22.98%
Year Ended December 31,
2018 $ 11 .66 0.05 (0.47) (0.42) (0.05) (1.28) (1.33) $ 9 .91 (4.93)%(f) $ 40,109,262 0.94% 0.45% 0.94% 25.64%
Year Ended December 31,
2017 $ 9 .60 0.05 2.29 2.34 (0.05) (0.23) (0.28) $ 11 .66 24.65%(f) $ 43,543,308 0.94% 0.42% 0.94% 24.45%
Year Ended December 31,
2016 $ 8 .95 0.07 1.10 1.17 (0.06) (0.46) (0.52) $ 9 .60 13.54% $ 25,802,883 0.95% 0.74% 0.95% 24.20%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

164 - Financial Highlights - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT AQR Large Cap
Defensive Style Fund
Class I Shares
Year Ended December 31,
2020 $ 23 .17 0.24 2.06 2.30 (0.25) (1.69) (1.94) $ 23 .53 10.35% $ 462,718,211 0.80% 1.06% 0.80% 27.72%
Year Ended December 31,
2019 $ 18 .90 0.24 5.25 5.49 (0.26) (0.96) (1.22) $ 23 .17 29.31% $ 492,851,799 0.79% 1.12% 0.79% 16.10%
Year Ended December 31,
2018 $ 19 .11 0.22 (0.21) 0.01 (0.22) — (0.22) $ 18 .90 – $ 491,745,543 0.80% 1.11% 0.80% 16.67%
Year Ended December 31,
2017 $ 16 .01 0.19 3.10 3.29 (0.19) — (0.19) $ 19 .11 20.52% $ 539,162,094 0.79% 1.06% 0.79% 119.12%
Year Ended December 31,
2016 $ 14 .57 0.21 1.45 1.66 (0.22) — (0.22) $ 16 .01 11.39% $ 496,092,639 0.79% 1.42% 0.79% 58.09%
Class II Shares
Year Ended December 31,
2020 $ 23 .08 0.18 2.05 2.23 (0.20) (1.69) (1.89) $ 23 .42 10.05% $ 111,292,801 1.05% 0.82% 1.05% 27.72%
Year Ended December 31,
2019 $ 18 .83 0.19 5.22 5.41 (0.20) (0.96) (1.16) $ 23 .08 29.02% $ 114,362,991 1.04% 0.87% 1.04% 16.10%
Year Ended December 31,
2018 $ 19 .04 0.17 (0.21) (0.04) (0.17) — (0.17) $ 18 .83 (0.28)% $ 94,322,078 1.05% 0.85% 1.05% 16.67%
Year Ended December 31,
2017 $ 15 .95 0.14 3.09 3.23 (0.14) — (0.14) $ 19 .04 20.24% $ 112,858,440 1.04% 0.81% 1.04% 119.12%
Year Ended December 31,
2016 $ 14 .51 0.17 1.45 1.62 (0.18) — (0.18) $ 15 .95 11.16% $ 111,902,598 1.04% 1.17% 1.04% 58.09%
Class IV Shares
Year Ended December 31,
2020 $ 23 .16 0.24 2.05 2.29 (0.25) (1.69) (1.94) $ 23 .51 10.32% $ 141,910,421 0.80% 1.06% 0.80% 27.72%
Year Ended December 31,
2019 $ 18 .89 0.24 5.25 5.49 (0.26) (0.96) (1.22) $ 23 .16 29.34% $ 138,425,167 0.79% 1.12% 0.79% 16.10%
Year Ended December 31,
2018 $ 19 .10 0.22 (0.21) 0.01 (0.22) — (0.22) $ 18 .89 – $ 114,235,678 0.80% 1.11% 0.80% 16.67%
Year Ended December 31,
2017 $ 16 .00 0.19 3.10 3.29 (0.19) — (0.19) $ 19 .10 20.54% $ 122,810,614 0.79% 1.06% 0.79% 119.12%
Year Ended December 31,
2016 $ 14 .56 0.21 1.45 1.66 (0.22) — (0.22) $ 16 .00 11.40% $ 109,152,161 0.79% 1.41% 0.79% 58.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - December 31, 2020 - Financial Highlights - 165
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT J.P. Morgan Disciplined
Equity Fund
Class II Shares
Year Ended December 31,
2020 $ 11 .03 0.05 2.81 2.86 (0.04) (0.23) (0.27) $ 13 .62 25.99% $ 14,303,158 0.94% 0.46% 3.53% 123.37%
Period Ended December 31,
2019(g) $ 10 .00 0.02 1.03 1.05 (0.02) — (0.02) $ 11 .03 10.51% $ 2,889,108 0.93% 0.71% 8.34% 11.87%
Class Y Shares
Year Ended December 31,
2020 $ 11 .07 0.11 2.81 2.92 (0.24) (0.23) (0.47) $ 13 .52 26.52% $ 7,004 0.45% 0.98% 3.52% 123.37%
Period Ended December 31,
2019(g) $ 10 .00 0.03 1.04 1.07 — — — $ 11 .07 10.70% $ 5,533 0.44% 1.21% 7.92% 11.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

166 - Financial Highlights - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Jacobs Levy Large Cap
Growth Fund
Class I Shares
Year Ended December 31,
2020 $ 12 .40 0.01 3.09 3.10 — (6.56) (6.56) $ 8 .94 30.09% $ 73,693,442 0.81% 0.07% 0.94% 187.56%
Year Ended December 31,
2019 $ 11 .37 0.04 3.26 3.30 (0.49) (1.78) (2.27) $ 12 .40 30.53% $ 65,304,432 0.85% 0.33% 0.87% 48.66%
Year Ended December 31,
2018 $ 13 .61 0.05 (0.17) (0.12) (0.04) (2.08) (2.12) $ 11 .37 (3.08)% $ 57,513,558 0.83% 0.36% 0.83% 62.60%
Year Ended December 31,
2017 $ 10 .94 0.04 3.21 3.25 (0.04) (0.54) (0.58) $ 13 .61 30.20% $ 64,347,625 0.82% 0.33% 0.83% 79.13%
Year Ended December 31,
2016 $ 12 .62 0.10 0.14 0.24 (0.09) (1.83) (1.92) $ 10 .94 2.19% $ 55,044,039 0.80% 0.87% 0.83% 74.16%
Class II Shares
Year Ended December 31,
2020 $ 12 .24 (0.02) 3.04 3.02 — (6.56) (6.56) $ 8 .70 29.77%(g) $ 139,637,354 1.06% (0.18)% 1.19% 187.56%
Year Ended December 31,
2019 $ 11 .25 0.01 3.22 3.23 (0.46) (1.78) (2.24) $ 12 .24 30.22% $ 128,498,588 1.10% 0.08% 1.12% 48.66%
Year Ended December 31,
2018 $ 13 .49 0.01 (0.16) (0.15) (0.01) (2.08) (2.09) $ 11 .25 (3.35)% $ 112,724,534 1.08% 0.11% 1.08% 62.60%
Year Ended December 31,
2017 $ 10 .85 0.01 3.18 3.19 (0.01) (0.54) (0.55) $ 13 .49 29.88% $ 129,756,873 1.07% 0.08% 1.08% 79.13%
Year Ended December 31,
2016 $ 12 .53 0.07 0.15 0.22 (0.07) (1.83) (1.90) $ 10 .85 1.99% $ 113,882,417 1.05% 0.62% 1.08% 74.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - December 31, 2020 - Financial Highlights - 167
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Mellon Dynamic U.S.
Core Fund
Class I Shares
Year Ended December 31,
2020 $ 17 .76 0.22 2.97 3.19 (0.23) (1.88) (2.11) $ 18 .84 18.90% $ 1,422,089,302 0.61% 1.28% 0.68% 10.36%
Year Ended December 31,
2019 $ 17 .57 0.31 5.78 6.09 (0.29) (5.61) (5.90) $ 17 .76 37.62% $ 1,333,078,543 0.61% 1.62% 0.68% 3.18%
Year Ended December 31,
2018 $ 19 .68 0.19 (0.15) 0.04 (0.15) (2.00) (2.15) $ 17 .57 (1.27)% $ 1,090,981,977 0.61% 0.92% 0.68% 146.36%
Year Ended December 31,
2017 $ 15 .91 0.09 4.21 4.30 (0.09) (0.44) (0.53) $ 19 .68 27.31% $ 1,246,284,724 0.61% 0.50% 0.67% 80.08%
Year Ended December 31,
2016 $ 19 .99 0.14 0.44 0.58 (0.12) (4.54) (4.66) $ 15 .91 3.63% $ 1,101,282,906 0.61% 0.77% 0.69% 86.07%(g)
Class II Shares
Year Ended December 31,
2020 $ 17 .59 0.18 2.92 3.10 (0.19) (1.88) (2.07) $ 18 .62 18.53% $ 360,833,884 0.86% 1.02% 0.93% 10.36%
Year Ended December 31,
2019 $ 17 .45 0.26 5.74 6.00 (0.25) (5.61) (5.86) $ 17 .59 37.33% $ 363,497,369 0.86% 1.37% 0.93% 3.18%
Year Ended December 31,
2018 $ 19 .56 0.14 (0.15) (0.01) (0.10) (2.00) (2.10) $ 17 .45 (1.54)% $ 276,813,090 0.86% 0.66% 0.93% 146.36%
Year Ended December 31,
2017 $ 15 .81 0.04 4.19 4.23 (0.04) (0.44) (0.48) $ 19 .56 27.07% $ 333,402,553 0.86% 0.25% 0.92% 80.08%
Year Ended December 31,
2016 $ 19 .91 0.09 0.43 0.52 (0.08) (4.54) (4.62) $ 15 .81 3.32% $ 291,451,040 0.86% 0.52% 0.94% 86.07%(g)
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.

168 - Financial Highlights - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Mellon Dynamic U.S.
Equity Income Fund
Class I Shares
Year Ended December 31,
2020 $ 15.37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) $ 14.95 1.49% $ 169,058,917 0.91% 1.62% 0.91% 132.01%
Year Ended December 31,
2019 $ 14.05 0.30 3.23 3.53 (0.41) (1.80) (2.21) $ 15.37 26.95% $ 205,999,170 0.89% 1.97% 0.89% 43.24%
Year Ended December 31,
2018 $ 16.82 0.31 (1.72) (1.41) (0.23) (1.13) (1.36) $ 14.05 (9.35)% $ 186,640,442 0.89% 1.89% 0.89% 48.35%
Year Ended December 31,
2017 $ 16.37 0.27 1.08 1.35 (0.28) (0.62) (0.90) $ 16.82 8.67% $ 231,762,341 0.88% 1.64% 0.88% 29.90%
Year Ended December 31,
2016 $ 15.41 0.26 2.73 2.99 (0.38) (1.65) (2.03) $ 16.37 20.44% $ 244,068,538 0.89% 1.66% 0.89% 45.89%
Class II Shares
Year Ended December 31,
2020 $ 15.22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) $ 14.85 1.39% $ 78,329,379 1.08% 1.50% 1.16% 132.01%
Year Ended December 31,
2019 $ 13 .94 0.27 3.19 3.46 (0.38) (1.80) (2.18) $ 15.22 26.68% $ 175,914,558 1.06% 1.80% 1.14% 43.24%
Year Ended December 31,
2018 $ 16.69 0.28 (1.70) (1.42) (0.20) (1.13) (1.33) $ 13.94 (9.47)% $ 152,592,138 1.06% 1.72% 1.14% 48.35%
Year Ended December 31,
2017 $ 16.26 0.24 1.07 1.31 (0.26) (0.62) (0.88) $ 16.69 8.44% $ 190,958,599 1.05% 1.47% 1.13% 29.90%
Year Ended December 31,
2016 $ 15.33 0.24 2.70 2.94 (0.36) (1.65) (2.01) $ 16.26 20.21% $ 189,357,620 1.06% 1.49% 1.14% 45.89%
Class X Shares
Period Ended December 31,
2020(g) $ 12.97 0.06 2.07 2.13 (0.18) — (0.18) $ 14.92 16.46% $ 47,677,595 0.78% 1.26% 0.79% 132.01%
Class Z Shares
Period Ended December 31,
2020(g) $ 12.83 0.04 2.06 2.10 (0.17) — (0.17) $ 14.76 16.41% $ 175,284,333 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

Equity Funds - December 31, 2020 - Financial Highlights - 169
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Mid Cap
Value Fund
Class I Shares
Year Ended December 31,
2020 $ 7.98 0.09 (0.19) (0.10) (0.15) — (0.15) $ 7.73 (1.07)% $ 16,786,420 0.95% 1.27% 1.01% 97.54%
Year Ended December 31,
2019 $ 8.04 0.13 1.67 1.80 (0.19) (1.67) (1.86) $ 7.98 23.97% $ 18,104,793 0.97% 1.51% 1.00% 46.78%
Year Ended December 31,
2018 $ 11.30 0.10 (1.27) (1.17) (0.12) (1.97) (2.09) $ 8.04 (13.12)% $ 13,956,158 0.95% 0.95% 0.97% 57.62%
Year Ended December 31,
2017 $ 10.61 0.15 1.28 1.43 (0.14) (0.60) (0.74) $ 11.30 13.95% $ 14,532,915 0.94% 1.33% 0.95% 52.09%
Year Ended December 31,
2016 $ 10.03 0.15 1.55 1.70 (0.16) (0.96) (1.12) $ 10.61 17.72% $ 6,979,976 0.94% 1.42% 0.95% 58.02%
Class II Shares
Year Ended December 31,
2020 $ 8.04 0.08 (0.19) (0.11) (0.14) — (0.14) $ 7.79 (1.14)% $ 322,930,911 1.04% 1.17% 1.10% 97.54%
Year Ended December 31,
2019 $ 8.09 0.12 1.69 1.81 (0.19) (1.67) (1.86) $ 8.04 23.85% $ 354,802,533 1.06% 1.39% 1.08% 46.78%
Year Ended December 31,
2018 $ 11.35 0.09 (1.28) (1.19) (0.10) (1.97) (2.07) $ 8.09 (13.15)% $ 322,782,547 1.06% 0.82% 1.08% 57.62%
Year Ended December 31,
2017 $ 10.65 0.12 1.31 1.43 (0.13) (0.60) (0.73) $ 11.35 13.84% $ 422,678,972 1.05% 1.11% 1.06% 52.09%
Year Ended December 31,
2016 $ 10.06 0.12 1.57 1.69 (0.14) (0.96) (1.10) $ 10.65 17.59% $ 421,646,285 1.05% 1.19% 1.06% 58.02%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

170 - Financial Highlights - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small
Cap Growth Fund
Class I Shares
Year Ended December 31,
2020 $ 15 .98 (0.11) 6.03 5.92 — (2.25) (2.25) $ 19 .65 40.89% $ 96,535,049 1.09% (0.65)% 1.15% 72.58%
Year Ended December 31,
2019 $ 15 .95 (0.09) 5.38 5.29 — (5.26) (5.26) $ 15 .98 35.71% $ 76,434,127 1.10% (0.50)% 1.12% 65.88%
Year Ended December 31,
2018 $ 19 .31 (0.12) (0.88) (1.00) — (2.36) (2.36) $ 15 .95 (7.94)% $ 59,353,624 1.07% (0.61)% 1.07% 71.16%
Year Ended December 31,
2017 $ 15 .58 (0.09) 3.96 3.87 — (0.14) (0.14) $ 19 .31 24.92% $ 70,486,445 1.06% (0.49)% 1.06% 79.84%
Year Ended December 31,
2016 $ 18 .36 (0.09) 1.45 1.36 — (4.14) (4.14) $ 15 .58 8.30% $ 54,945,124 1.11% (0.51)% 1.11% 72.15%
Class II Shares
Year Ended December 31,
2020 $ 14 .32 (0.13) 5.32 5.19 — (2.25) (2.25) $ 17 .26 40.51% $ 55,653,287 1.34% (0.90)% 1.40% 72.58%
Year Ended December 31,
2019 $ 14 .76 (0.12) 4.94 4.82 — (5.26) (5.26) $ 14 .32 35.38% $ 45,611,535 1.35% (0.75)% 1.37% 65.88%
Year Ended December 31,
2018 $ 18 .07 (0.16) (0.79) (0.95) — (2.36) (2.36) $ 14 .76 (8.22)% $ 33,338,170 1.32% (0.86)% 1.32% 71.16%
Year Ended December 31,
2017 $ 14 .62 (0.12) 3.71 3.59 — (0.14) (0.14) $ 18 .07 24.65% $ 36,574,872 1.31% (0.74)% 1.31% 79.84%
Year Ended December 31,
2016 $ 17 .51 (0.12) 1.37 1.25 — (4.14) (4.14) $ 14 .62 8.06% $ 30,447,030 1.36% (0.76)% 1.36% 72.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - December 31, 2020 - Financial Highlights - 171
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small
Cap Value Fund
Class I Shares
Year Ended December 31,
2020 $ 8 .39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) $ 8 .77 5.15% $ 134,655,825 1.06% (0.09)% 1.15% 49.77%
Year Ended December 31,
2019 $ 10 .60 0.07 1.57 1.64 (0.09) (3.76) (3.85) $ 8 .39 19.00% $ 141,656,178 1.08% 0.63% 1.10% 127.30%
Year Ended December 31,
2018 $ 15 .34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) $ 10 .60 (16.95)% $ 132,855,497 1.06% 0.54% 1.07% 56.54%
Year Ended December 31,
2017 $ 14 .88 0.08 1.19 1.27 (0.08) (0.73) (0.81) $ 15 .34 9.06% $ 179,948,753 1.04% 0.57% 1.05% 51.07%
Year Ended December 31,
2016 $ 13 .18 0.09 3.11 3.20 (0.08) (1.42) (1.50) $ 14 .88 25.93% $ 191,007,874 1.06% 0.70% 1.06% 52.39%
Class II Shares
Year Ended December 31,
2020 $ 8 .01 (0.02) 0.41 0.39 — (0.04) (0.04) $ 8 .36 4.95% $ 42,277,960 1.31% (0.34)% 1.40% 49.77%
Year Ended December 31,
2019 $ 10 .29 0.04 1.51 1.55 (0.07) (3.76) (3.83) $ 8 .01 18.69% $ 39,566,334 1.33% 0.38% 1.35% 127.30%
Year Ended December 31,
2018 $ 14 .96 0.04 (2.05) (2.01) (0.06) (2.60) (2.66) $ 10 .29 (17.12)% $ 35,300,561 1.31% 0.29% 1.32% 56.54%
Year Ended December 31,
2017 $ 14 .54 0.05 1.14 1.19 (0.04) (0.73) (0.77) $ 14 .96 8.75% $ 45,811,865 1.29% 0.32% 1.30% 51.07%
Year Ended December 31,
2016 $ 12 .92 0.06 3.04 3.10 (0.06) (1.42) (1.48) $ 14 .54 25.61% $ 46,205,478 1.31% 0.47% 1.31% 52.39%
Class IV Shares
Year Ended December 31,
2020 $ 8 .39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) $ 8 .77 5.15% $ 20,288,976 1.06% (0.09)% 1.15% 49.77%
Year Ended December 31,
2019 $ 10 .60 0.07 1.57 1.64 (0.09) (3.76) (3.85) $ 8 .39 19.00% $ 20,634,952 1.08% 0.63% 1.10% 127.30%
Year Ended December 31,
2018 $ 15 .34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) $ 10 .60 (16.95)% $ 18,808,929 1.06% 0.54% 1.07% 56.54%
Year Ended December 31,
2017 $ 14 .88 0.08 1.19 1.27 (0.08) (0.73) (0.81) $ 15 .34 9.07% $ 23,951,637 1.04% 0.57% 1.05% 51.07%
Year Ended December 31,
2016 $ 13 .17 0.09 3.12 3.21 (0.08) (1.42) (1.50) $ 14 .88 26.03% $ 23,739,941 1.06% 0.70% 1.06% 52.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

172 - Financial Highlights - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small
Company Fund
Class I Shares
Year Ended December 31,
2020 $ 17 .02 (0.01) 3.67 3.66 — (0.69) (0.69) $ 19 .99 22.69% $ 263,798,301 1.09% (0.08)% 1.11% 64.45%
Year Ended December 31,
2019 $ 15 .33 0.02 3.73 3.75 (0.01) (2.05) (2.06) $ 17 .02 25.65% $ 246,025,648 1.08% 0.10% 1.10% 73.21%
Year Ended December 31,
2018 $ 22 .64 — (1.68) (1.68) — (5.63) (5.63) $ 15 .33 (12.63)% $ 225,095,575 1.07% 0.01% 1.09% 128.18%
Year Ended December 31,
2017 $ 21 .47 — 2.72 2.72 — (1.55) (1.55) $ 22 .64 13.49% $ 284,126,029 1.06% (0.01)% 1.08% 161.14%
Year Ended December 31,
2016 $ 20 .59 0.07 4.21 4.28 (0.06) (3.34) (3.40) $ 21 .47 22.83% $ 280,764,253 1.08% 0.36% 1.10% 83.36%
Class II Shares
Year Ended December 31,
2020 $ 15 .66 (0.05) 3.35 3.30 — (0.69) (0.69) $ 18 .27 22.36% $ 50,740,328 1.34% (0.33)% 1.36% 64.45%
Year Ended December 31,
2019 $ 14 .27 (0.02) 3.46 3.44 — (2.05) (2.05) $ 15 .66 25.35% $ 46,017,820 1.33% (0.15)% 1.35% 73.21%
Year Ended December 31,
2018 $ 21 .47 (0.05) (1.52) (1.57) — (5.63) (5.63) $ 14 .27 (12.83)% $ 38,773,553 1.32% (0.25)% 1.34% 128.18%
Year Ended December 31,
2017 $ 20 .49 (0.05) 2.58 2.53 — (1.55) (1.55) $ 21 .47 13.20% $ 49,909,734 1.31% (0.26)% 1.33% 161.14%
Year Ended December 31,
2016 $ 19 .80 0.02 4.03 4.05 (0.02) (3.34) (3.36) $ 20 .49 22.54% $ 47,222,837 1.33% 0.11% 1.35% 83.36%
Class IV Shares
Year Ended December 31,
2020 $ 17 .00 (0.01) 3.67 3.66 — (0.69) (0.69) $ 19 .97 22.72% $ 23,965,303 1.09% (0.08)% 1.11% 64.45%
Year Ended December 31,
2019 $ 15 .31 0.02 3.73 3.75 (0.01) (2.05) (2.06) $ 17 .00 25.69% $ 21,200,305 1.08% 0.10% 1.10% 73.21%
Year Ended December 31,
2018 $ 22 .62 — (1.68) (1.68) — (5.63) (5.63) $ 15 .31 (12.64)% $ 18,324,572 1.07% 0.01% 1.09% 128.18%
Year Ended December 31,
2017 $ 21 .45 — 2.72 2.72 — (1.55) (1.55) $ 22 .62 13.50% $ 22,515,234 1.06% (0.01)% 1.08% 161.14%
Year Ended December 31,
2016 $ 20 .58 0.07 4.20 4.27 (0.06) (3.34) (3.40) $ 21 .45 22.79% $ 21,399,542 1.08% 0.36% 1.10% 83.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - December 31, 2020 - Financial Highlights - 173
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Newton Sustainable
U.S. Equity Fund
Class I Shares
Year Ended December 31,
2020 $ 13 .36 0.11 1.59 1.70 (0.10) (0.88) (0.98) $ 14 .08 13.36% $ 8,555,506 0.87% 0.83% 0.94% 105.33%
Year Ended December 31,
2019 $ 11 .87 0.10 2.86 2.96 (0.10) (1.37) (1.47) $ 13 .36 26.01% $ 6,852,834 0.85% 0.73% 0.86% 27.03%
Year Ended December 31,
2018 $ 14 .10 0.08 (0.69) (0.61) (0.09) (1.53) (1.62) $ 11 .87 (5.79)% $ 5,265,334 0.84% 0.60% 0.85% 12.16%
Year Ended December 31,
2017 $ 13 .15 0.08 2.26 2.34 (0.08) (1.31) (1.39) $ 14 .10 18.62% $ 6,809,731 0.83% 0.60% 0.83% 17.08%
Year Ended December 31,
2016 $ 13 .39 0.11 1.17 1.28 (0.10) (1.42) (1.52) $ 13 .15 10.11% $ 6,153,499 0.83% 0.80% 0.84% 27.75%
Class II Shares
Year Ended December 31,
2020 $ 13 .35 0.10 1.60 1.70 (0.10) (0.88) (0.98) $ 14 .07 13.34% $ 108,906,415 0.89% 0.81% 1.12% 105.33%
Year Ended December 31,
2019 $ 11 .85 0.09 2.87 2.96 (0.09) (1.37) (1.46) $ 13 .35 26.05% $ 112,156,448 0.92% 0.68% 1.09% 27.03%
Year Ended December 31,
2018 $ 14 .08 0.07 (0.69) (0.62) (0.08) (1.53) (1.61) $ 11 .85 (5.87)% $ 99,981,738 0.92% 0.52% 1.09% 12.16%
Year Ended December 31,
2017 $ 13 .15 0.07 2.24 2.31 (0.07) (1.31) (1.38) $ 14 .08 18.36% $ 126,770,142 0.92% 0.52% 1.08% 17.08%
Year Ended December 31,
2016 $ 13 .38 0.09 1.19 1.28 (0.09) (1.42) (1.51) $ 13 .15 10.11% $ 123,461,518 0.92% 0.70% 1.09% 27.75%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

174 - Financial Highlights - December 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Real Estate Fund
Class I Shares
Year Ended December 31,
2020 $ 7.83 0.10 (0.53) (0.43) (0.11) (0.03) (0.14) $ 7.26 (5.39)% $ 150,350,715 0.85% 1.39% 0.94% 72.49%
Year Ended December 31,
2019 $ 6.09 0.13 1.74 1.87 (0.13) — (0.13) $ 7.83 30.70% $ 174,342,862 0.84% 1.71% 0.93% 44.83%
Year Ended December 31,
2018 $ 6.46 0.13 (0.38) (0.25) (0.12) — (0.12) $ 6.09 (3.92)% $ 150,214,121 0.86% 1.98% 0.95% 51.83%
Year Ended December 31,
2017 $ 6.30 0.11 0.29 0.40 (0.14) (0.10) (0.24) $ 6.46 6.50% $ 179,042,374 0.89% 1.74% 0.93% 157.57%
Year Ended December 31,
2016 $ 6.49 0.10 0.39 0.49 (0.13) (0.55) (0.68) $ 6.30 7.35% $ 191,314,926 0.92% 1.48% 0.93% 109.27%
Class II Shares
Year Ended December 31,
2020 $ 7.74 0.08 (0.53) (0.45) (0.09) (0.03) (0.12) $ 7.17 (5.70)% $ 83,147,231 1.10% 1.13% 1.19% 72.49%
Year Ended December 31,
2019 $ 6.02 0.11 1.72 1.83 (0.11) — (0.11) $ 7.74 30.44% $ 105,886,776 1.09% 1.48% 1.18% 44.83%
Year Ended December 31,
2018 $ 6.38 0.11 (0.36) (0.25) (0.11) — (0.11) $ 6.02 (4.06)% $ 82,482,997 1.11% 1.73% 1.20% 51.83%
Year Ended December 31,
2017 $ 6.23 0.10 0.28 0.38 (0.13) (0.10) (0.23) $ 6.38 6.14% $ 96,399,650 1.14% 1.49% 1.18% 157.57%
Year Ended December 31,
2016 $ 6.42 0.08 0.39 0.47 (0.11) (0.55) (0.66) $ 6.23 7.18% $ 97,537,254 1.17% 1.23% 1.18% 109.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - December 31, 2020 - Financial Highlights - 175
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Wells Fargo Discovery
Fund
Class I Shares
Year Ended December 31,
2020 $ 9 .91 (0.06) 5.62 5.56 — (1.62) (1.62) $ 13 .85 60.90% $ 600,571,813 0.82% (0.57)% 0.89% 86.95%
Year Ended December 31,
2019 $ 9 .55 (0.04) 3.49 3.45 — (3.09) (3.09) $ 9 .91 37.25% $ 415,069,441 0.85% (0.37)% 0.88% 60.07%
Year Ended December 31,
2018 $ 12 .30 (0.03) (0.36) (0.39) — (2.36) (2.36) $ 9 .55 (6.85)% $ 336,981,446 0.85% (0.28)% 0.88% 51.56%
Year Ended December 31,
2017 $ 10 .14 (0.03) 2.78 2.75 — (0.59) (0.59) $ 12 .30 27.74% $ 403,331,203 0.84% (0.29)% 0.87% 63.12%
Year Ended December 31,
2016 $ 10 .75 (0.01) 0.65 0.64 — (1.25) (1.25) $ 10 .14 6.47% $ 361,892,264 0.85% (0.12)% 0.88% 64.33%
Class II Shares
Year Ended December 31,
2020 $ 9 .23 (0.08) 5.19 5.11 — (1.62) (1.62) $ 12 .72 60.50% $ 185,865,209 1.07% (0.82)% 1.14% 86.95%
Year Ended December 31,
2019 $ 9 .08 (0.06) 3.30 3.24 — (3.09) (3.09) $ 9 .23 36.84% $ 146,505,185 1.10% (0.62)% 1.13% 60.07%
Year Ended December 31,
2018 $ 11 .82 (0.06) (0.32) (0.38) — (2.36) (2.36) $ 9 .08 (7.05)% $ 107,546,186 1.10% (0.53)% 1.13% 51.56%
Year Ended December 31,
2017 $ 9 .78 (0.06) 2.69 2.63 — (0.59) (0.59) $ 11 .82 27.52% $ 140,853,847 1.09% (0.54)% 1.12% 63.12%
Year Ended December 31,
2016 $ 10 .45 (0.04) 0.62 0.58 — (1.25) (1.25) $ 9 .78 6.06% $ 114,138,973 1.10% (0.37)% 1.13% 64.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

176 - Notes to Financial Statements - December 31, 2020 - Equity Funds
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2020, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the fourteen (14) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
BlackRock NVIT Equity Dividend Fund ("Equity Dividend")
Neuberger Berman NVIT Multi Cap Opportunities Fund ("Multi Cap Opportunities")
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund) ("Defensive Style")
NVIT J.P. Morgan Disciplined Equity Fund ("Disciplined Equity")
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) ("Large Cap
Growth")
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) ("U.S. Core")
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly, American Century NVIT Multi Cap Value Fund) ("U.S.
Equity Income")
NVIT Multi-Manager Mid Cap Value Fund ("Mid Cap Value")
NVIT Multi-Manager Small Cap Growth Fund ("Small Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund)
("Sustainable U.S. Equity")
NVIT Real Estate Fund ("Real Estate")
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund) ("Discovery")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary
of NFS, hold shares of Disciplined Equity. Only separate
accounts established by NLIC and Nationwide Life and Annuity
Insurance Company (“NLAIC”), a wholly owned subsidiary of
NLIC, hold shares of Equity Dividend, Multi Cap Opportunities,
Large Cap Growth, U.S. Core, U.S. Equity Income, Small
Cap Growth, Small Cap Value, Real Estate, and Discovery.
Shares of Defensive Style, Mid Cap Value, Small Company,
and Sustainable U.S. Equity are held by separate accounts
established by NLIC and NLAIC and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class X, Class Y and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any
differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Real Estate, is a diversified fund as defined in the 1940 Act. Real Estate is a non-diversified fund, as defined in the 1940 Act.
Effective January 27, 2020, NVIT Multi-Manager Large Cap
Growth Fund was renamed “NVIT Jacobs Levy Large Cap
Growth Fund ” and NVIT Multi-Manager Mid Cap Growth Fund
was renamed “NVIT Wells Fargo Discovery Fund”.
Effective April 1, 2020, American Century NVIT Multi Cap Value
Fund was renamed "NVIT Mellon Dynamic U.S. Equity Income
Fund".
Effective April 30, 2020, NVIT Nationwide Fund was renamed
“NVIT AQR Large Cap Defensive Style Fund” and NVIT
Dynamic U.S. Growth Fund was renamed "NVIT Mellon
Dynamic U.S. Core Fund".
Effective May 8, 2020, Neuberger Berman NVIT Socially
Responsible Fund was renamed "NVIT Newton Sustainable
U.S. Equity Fund".
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions

Equity Funds - December 31, 2020 - Notes to Financial Statements - 177
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before

178 - Notes to Financial Statements - December 31, 2020 - Equity Funds
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 9,583,602 $ – $ 9,583,602
Air Freight & Logistics 646,454 – – 646,454
Automobiles 8,083,157 – – 8,083,157
Banks 44,564,304 – – 44,564,304
Beverages 9,156,247 – – 9,156,247
Capital Markets 26,250,184 – – 26,250,184
Chemicals 9,854,306 – – 9,854,306
Communications Equipment 12,923,873 – – 12,923,873
Consumer Finance 3,420,544 – – 3,420,544
Diversified Financial Services 10,685,681 – – 10,685,681
Diversified Telecommunication Services 13,673,886 – – 13,673,886
Electric Utilities 7,905,528 – – 7,905,528
Electrical Equipment – 691,628 – 691,628
Food Products – 4,470,482 – 4,470,482
Health Care Equipment & Supplies 13,144,867 13,385,283 – 26,530,150
Health Care Providers & Services 26,543,958 – – 26,543,958
Household Durables 2,638,443 1,860,058 – 4,498,501
Household Products – 5,906,901 – 5,906,901
Industrial Conglomerates 6,825,892 5,393,008 – 12,218,900
Insurance 30,549,677 – – 30,549,677
IT Services 15,814,756 – – 15,814,756
Media 13,820,832 – – 13,820,832
Multiline Retail 1,278,414 – – 1,278,414
Multi-Utilities 10,371,979 – – 10,371,979
Oil, Gas & Consumable Fuels 19,025,833 5,982,851 – 25,008,684
Personal Products 8,477,743 – – 8,477,743
Pharmaceuticals – 19,025,664 – 19,025,664
Road & Rail 4,195,633 – – 4,195,633
Semiconductors & Semiconductor
Equipment 5,484,424 – – 5,484,424
Software 10,188,445 – – 10,188,445
Specialty Retail 9,107,370 – – 9,107,370
Technology Hardware, Storage &
Peripherals – 9,542,216 – 9,542,216
Tobacco 7,264,954 441,504 – 7,706,458

Equity Funds - December 31, 2020 - Notes to Financial Statements - 179
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ – $ 2,741,110 $ – $ 2,741,110
Total Common Stocks $ 331,897,384 $ 79,024,307 $ – $ 410,921,691
Master Limited Partnership 5,979,280 – – 5,979,280
Total $ 337,876,664 $ 79,024,307 $ – $ 416,900,971
Multi Cap Opportunities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 236,507,931 $ – $ – $ 236,507,931
Total $ 236,507,931 $ – $ – $ 236,507,931
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 695,783,450 $ – $ – $ 695,783,450
Futures Contracts 275,721 – – 275,721
Total $ 696,059,171 $ – $ – $ 696,059,171
Disciplined Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 13,878,942 $ – $ – $ 13,878,942
Futures Contracts – – – –
Total $ 13,878,942 $ – $ – $ 13,878,942
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 208,065,257 $ – $ – $ 208,065,257
Repurchase Agreements – 8,880,273 – 8,880,273
Total Return Swaps* – 1,105,268 – 1,105,268
Total Assets $ 208,065,257 $ 9,985,541 $ – $ 218,050,798
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (986,772) $ – $ (986,772)
Total Liabilities $ – $ (986,772) $ – $ (986,772)
Total $ 208,065,257 $ 8,998,769 $ – $ 217,064,026
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,604,266,902 $ – $ – $ 1,604,266,902
Futures Contracts 4,151,628 – – 4,151,628
Purchased Options 2,927,265 – – 2,927,265
Repurchase Agreements – 10,723,445 – 10,723,445
Short-Term Investments – 65,768,276 – 65,768,276
Total Assets $ 1,611,345,795 $ 76,491,721 $ – $ 1,687,837,516
$ – $ – $ – $ –

180 - Notes to Financial Statements - December 31, 2020 - Equity Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (3,391,725) $ – $ – $ (3,391,725)
Total Liabilities $ (3,391,725) $ – $ – $ (3,391,725)
Total $ 1,607,954,070 $ 76,491,721 $ – $ 1,684,445,791
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 412,190,404 $ – $ – $ 412,190,404
Futures Contracts 893,668 – – 893,668
Purchased Options 742,610 – – 742,610
Repurchase Agreements – 3,082,695 – 3,082,695
Short-Term Investments – 19,294,496 – 19,294,496
Total Assets $ 413,826,682 $ 22,377,191 $ – $ 436,203,873
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (969,508) $ – $ – $ (969,508)
Total Liabilities $ (969,508) $ – $ – $ (969,508)
Total $ 412,857,174 $ 22,377,191 $ – $ 435,234,365
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,145,686 $ 1,535,138 $ – $ 6,680,824
Airlines 2,719,414 – – 2,719,414
Auto Components 2,356,544 – – 2,356,544
Automobiles 1,642,540 – – 1,642,540
Banks 10,142,609 – – 10,142,609
Beverages 3,949,606 – – 3,949,606
Biotechnology 6,738,825 – – 6,738,825
Building Products 2,211,487 – – 2,211,487
Capital Markets 11,802,577 – – 11,802,577
Chemicals 6,580,821 – – 6,580,821
Commercial Services & Supplies 2,618,878 – – 2,618,878
Communications Equipment 2,624,321 – – 2,624,321
Construction & Engineering 1,388,862 – – 1,388,862
Consumer Finance 2,649,538 – – 2,649,538
Containers & Packaging 7,234,832 – – 7,234,832
Distributors 4,614,760 – – 4,614,760
Diversified Financial Services 870,060 – – 870,060
Electric Utilities 12,292,926 – – 12,292,926
Electrical Equipment 9,418,923 – – 9,418,923
Electronic Equipment, Instruments &
Components 5,799,502 – – 5,799,502
Energy Equipment & Services 2,178,533 – – 2,178,533
Equity Real Estate Investment Trusts
(REITs) 12,251,218 – – 12,251,218
Food & Staples Retailing 3,104,923 2,709,222 – 5,814,145
Food Products 17,572,271 1,403,391 – 18,975,662
Gas Utilities 7,405,265 – – 7,405,265
Health Care Equipment & Supplies 9,877,067 – – 9,877,067
Health Care Providers & Services 20,691,820 – – 20,691,820
Health Care Technology 2,352,595 – – 2,352,595
Hotels, Restaurants & Leisure 615,680 1,769,466 – 2,385,146
Household Durables 341,804 – – 341,804
Household Products 1,238,279 – – 1,238,279

Equity Funds - December 31, 2020 - Notes to Financial Statements - 181
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ 3,847,462 $ – $ – $ 3,847,462
Insurance 32,282,529 – – 32,282,529
Interactive Media & Services 2,669,835 – – 2,669,835
Internet & Direct Marketing Retail 2,195,925 – – 2,195,925
IT Services 6,234,677 – – 6,234,677
Leisure Products 1,067,136 – – 1,067,136
Machinery 5,406,986 1,856,528 – 7,263,514
Media 20,057,628 – – 20,057,628
Mortgage Real Estate Investment Trusts
(REITs) 3,115,515 – – 3,115,515
Multiline Retail 5,460,017 – – 5,460,017
Multi-Utilities 7,446,704 – – 7,446,704
Oil, Gas & Consumable Fuels 10,534,269 – – 10,534,269
Paper & Forest Products – 2,180,124 – 2,180,124
Pharmaceuticals 3,270,496 – – 3,270,496
Road & Rail 2,311,904 – – 2,311,904
Semiconductors & Semiconductor
Equipment 3,766,963 – – 3,766,963
Software 6,145,202 – – 6,145,202
Specialty Retail 3,765,715 – – 3,765,715
Technology Hardware, Storage &
Peripherals 4,874,140 – – 4,874,140
Thrifts & Mortgage Finance 927,112 – – 927,112
Trading Companies & Distributors 4,863,507 – – 4,863,507
Wireless Telecommunication Services 1,644,885 – – 1,644,885
Total Common Stocks $ 312,320,773 $ 11,453,869 $ – $ 323,774,642
Exchange Traded Fund 3,804,419 – – 3,804,419
Forward Foreign Currency Contracts – 16,236 – 16,236
Repurchase Agreements – 10,450,614 – 10,450,614
Total Assets $ 316,125,192 $ 21,920,719 $ – $ 338,045,911
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (99,060) $ – $ (99,060)
Total Liabilities $ – $ (99,060) $ – $ (99,060)
Total $ 316,125,192 $ 21,821,659 $ – $ 337,946,851
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 150,692,012 $ – $ – $ 150,692,012
Repurchase Agreements – 13,781,940 – 13,781,940
Total $ 150,692,012 $ 13,781,940 $ – $ 164,473,952
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,724,281 $ – $ – $ 2,724,281
Air Freight & Logistics 518,143 – – 518,143
Airlines 360,976 – – 360,976
Auto Components 6,347,200 – – 6,347,200
Banks 13,260,571 – – 13,260,571
Biotechnology 3,542,068 – – 3,542,068
Building Products 2,913,583 – – 2,913,583
Capital Markets 12,695,937 – – 12,695,937
Chemicals 4,308,968 – – 4,308,968

182 - Notes to Financial Statements - December 31, 2020 - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Commercial Services & Supplies $ 18,810,924 $ – $ – $ 18,810,924
Communications Equipment 4,878,544 – – 4,878,544
Construction & Engineering 4,529,493 – – 4,529,493
Consumer Finance 2,270,967 – – 2,270,967
Containers & Packaging 110,753 – – 110,753
Diversified Consumer Services 1,925,905 – – 1,925,905
Diversified Financial Services 493,815 – – 493,815
Electric Utilities 766,866 – – 766,866
Electrical Equipment 3,100,167 – – 3,100,167
Electronic Equipment, Instruments &
Components 8,501,144 – – 8,501,144
Energy Equipment & Services 1,627,845 – – 1,627,845
Entertainment 162,929 – – 162,929
Equity Real Estate Investment Trusts
(REITs) 5,157,926 – – 5,157,926
Food & Staples Retailing 821,816 – – 821,816
Food Products 289,002 – – 289,002
Gas Utilities 796,311 – – 796,311
Health Care Equipment & Supplies 2,199,192 – – 2,199,192
Health Care Providers & Services 5,126,443 – – 5,126,443
Health Care Technology 1,640,032 – – 1,640,032
Hotels, Restaurants & Leisure 4,821,029 – – 4,821,029
Household Durables 1,390,257 – – 1,390,257
Household Products 276,630 – – 276,630
Insurance 7,986,949 – – 7,986,949
Interactive Media & Services 1,419,466 – – 1,419,466
IT Services 4,992,448 – – 4,992,448
Leisure Products 1,580,336 – – 1,580,336
Life Sciences Tools & Services 34,170 – – 34,170
Machinery 7,591,488 – – 7,591,488
Media 2,374,767 – – 2,374,767
Metals & Mining 1,215,127 – – 1,215,127
Oil, Gas & Consumable Fuels 5,904,655 – – 5,904,655
Paper & Forest Products 1,231,853 – – 1,231,853
Personal Products 2,213,874 – – 2,213,874
Pharmaceuticals 1,484,088 – – 1,484,088
Professional Services 1,874,305 – – 1,874,305
Real Estate Management & Development 5,613,482 – – 5,613,482
Road & Rail 3,763,692 – – 3,763,692
Semiconductors & Semiconductor
Equipment 6,246,498 – – 6,246,498
Software 4,080,048 – – 4,080,048
Specialty Retail 5,362,995 – – 5,362,995
Technology Hardware, Storage &
Peripherals 533,015 – – 533,015
Textiles, Apparel & Luxury Goods 735,227 – – 735,227
Thrifts & Mortgage Finance 3,404,611 – – 3,404,611
Trading Companies & Distributors 5,451,066 – – 5,451,066
Wireless Telecommunication Services 49,652 – – 49,652
Total Common Stocks $ 191,513,529 $ – $ – $ 191,513,529
Repurchase Agreements – 11,141,488 – 11,141,488
Rights – – – –
Total $ 191,513,529 $ 11,141,488 $ – $ 202,655,017
Small Company
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,617,996 $ – $ – $ 2,617,996

Equity Funds - December 31, 2020 - Notes to Financial Statements - 183
Level 1 Level 2 Level 3 Total
Assets:
Air Freight & Logistics $ 875,707 $ – $ – $ 875,707
Airlines 105,048 – – 105,048
Auto Components 11,102,173 – – 11,102,173
Banks 25,900,022 – – 25,900,022
Biotechnology 16,676,534 – – 16,676,534
Building Products 7,900,139 – – 7,900,139
Capital Markets 6,812,526 – – 6,812,526
Chemicals 6,950,557 – – 6,950,557
Commercial Services & Supplies 5,718,187 – – 5,718,187
Communications Equipment 10,100,288 – – 10,100,288
Construction & Engineering 3,671,574 – – 3,671,574
Consumer Finance 4,344,500 – – 4,344,500
Containers & Packaging 217,151 – – 217,151
Distributors 2,488,673 – – 2,488,673
Diversified Consumer Services 3,350,250 – – 3,350,250
Diversified Financial Services 760,690 – – 760,690
Diversified Telecommunication Services 1,521,948 – – 1,521,948
Electric Utilities 1,533,433 – – 1,533,433
Electrical Equipment 5,239,707 – – 5,239,707
Electronic Equipment, Instruments &
Components 4,448,729 – – 4,448,729
Energy Equipment & Services 2,401,492 – – 2,401,492
Entertainment 1,971,612 – – 1,971,612
Equity Real Estate Investment Trusts
(REITs) 9,987,156 – – 9,987,156
Food & Staples Retailing 2,134,801 – – 2,134,801
Food Products 3,843,893 – – 3,843,893
Gas Utilities 1,163,849 – – 1,163,849
Health Care Equipment & Supplies 16,930,048 – – 16,930,048
Health Care Providers & Services 6,363,002 – – 6,363,002
Health Care Technology 6,971,494 – – 6,971,494
Hotels, Restaurants & Leisure 11,192,639 – – 11,192,639
Household Durables 4,495,296 – – 4,495,296
Household Products 598,002 – – 598,002
Insurance 10,914,870 – – 10,914,870
Interactive Media & Services 2,778,981 – – 2,778,981
Internet & Direct Marketing Retail 1,091,013 – – 1,091,013
IT Services 5,024,243 – – 5,024,243
Leisure Products 4,227,304 – – 4,227,304
Life Sciences Tools & Services 10,328,454 – – 10,328,454
Machinery 18,062,263 – – 18,062,263
Media 3,436,399 – – 3,436,399
Metals & Mining 4,227,191 – – 4,227,191
Oil, Gas & Consumable Fuels 10,649,127 – – 10,649,127
Paper & Forest Products 3,507,265 – – 3,507,265
Pharmaceuticals 2,765,401 – – 2,765,401
Professional Services 3,446,478 – – 3,446,478
Real Estate Management & Development 1,747,641 – – 1,747,641
Road & Rail 3,835,686 – – 3,835,686
Semiconductors & Semiconductor
Equipment 19,490,555 – – 19,490,555
Software 19,472,298 – – 19,472,298
Specialty Retail 6,057,898 – – 6,057,898
Technology Hardware, Storage &
Peripherals 960,162 – – 960,162
Textiles, Apparel & Luxury Goods 1,314,570 – – 1,314,570
Thrifts & Mortgage Finance 5,835,246 – – 5,835,246
Trading Companies & Distributors 5,384,162 – – 5,384,162
Wireless Telecommunication Services 91,023 – – 91,023
Total Common Stocks $ 335,037,346 $ – $ – $ 335,037,346
Corporate Bonds – – – –

184 - Notes to Financial Statements - December 31, 2020 - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Preferred Stock $ – $ – $ – $ –
Repurchase Agreements – 26,302,993 – 26,302,993
Rights   – – – –
Total $ 335,037,346 $ 26,302,993 $ – $ 361,340,339
Sustainable U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Banks $ 7,632,434 $ – $ – $ 7,632,434
Beverages 3,449,161 – – 3,449,161
Capital Markets 4,252,588 – – 4,252,588
Chemicals 5,279,878 – – 5,279,878
Diversified Telecommunication Services 2,204,594 – – 2,204,594
Electric Utilities 3,101,038 – – 3,101,038
Electronic Equipment, Instruments &
Components 1,816,655 – – 1,816,655
Food & Staples Retailing 2,802,866 – – 2,802,866
Food Products 362,750 – – 362,750
Health Care Equipment & Supplies 7,481,768 – – 7,481,768
Household Durables 2,254,121 – – 2,254,121
Insurance 2,979,115 – – 2,979,115
Interactive Media & Services 5,356,068 – – 5,356,068
Internet & Direct Marketing Retail 10,670,695 – – 10,670,695
IT Services 9,995,458 – – 9,995,458
Multiline Retail 2,673,334 – – 2,673,334
Multi-Utilities 1,447,584 – – 1,447,584
Pharmaceuticals 3,000,833 – – 3,000,833
Road & Rail 1,438,491 – – 1,438,491
Semiconductors & Semiconductor
Equipment 9,801,808 – – 9,801,808
Software 14,129,674 – – 14,129,674
Technology Hardware, Storage &
Peripherals 8,415,863 – – 8,415,863
Textiles, Apparel & Luxury Goods 3,796,772 – – 3,796,772
Trading Companies & Distributors – 1,978,610 – 1,978,610
Total Common Stocks $ 114,343,548 $ 1,978,610 $ – $ 116,322,158
Total $ 114,343,548 $ 1,978,610 $ – $ 116,322,158
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 229,472,124 $ – $ – $ 229,472,124
Total $ 229,472,124 $ – $ – $ 229,472,124
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 780,961,752 $ – $ – $ 780,961,752
Repurchase Agreements – 48,544,410 – 48,544,410
Total $ 780,961,752 $ 48,544,410 $ – $ 829,506,162
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Equity Funds - December 31, 2020 - Notes to Financial Statements - 185
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At December 31, 2020, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
During the year ended December 31, 2020, Small Cap Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
During the year ended December 31, 2020, Small Company held two corporate bonds, three common stocks, one preferred stock and one rights investment that were categorized as Level 3 investments which were each valued at $0.

186 - Notes to Financial Statements - December 31, 2020 - Equity Funds
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
Swap Contracts
Total Return Swap Contracts — Certain Funds entered into
total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly
in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This
means that a Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s
market value.
The market value also includes interest charges and credits
(“financing fees”) related to the notional values of the long and short positions and cash balances within the swap.
These interest charges and credits are based on a specified
benchmark rate plus or minus a specified spread determined
based upon the country and/or currency of the positions in
the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation
(depreciation) on positions and accrued financing fees
become available for cash settlement between a Fund and
the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily
based on valuations from an independent pricing service. An
independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2

Equity Funds - December 31, 2020 - Notes to Financial Statements - 187
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts”, in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2020:
Defensive Style
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts
(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 275,721
Total $ 275,721

188 - Notes to Financial Statements - December 31, 2020 - Equity Funds
Disciplined Equity
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts
(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ –
Total $ –
Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts
(b)
Equity risk Swap contracts, at value $ 1,105,268
Total $ 1,105,268
Liabilities:
Swap Contracts
(b)
Equity risk Swap contracts, at value $ (98 6 , 772 )
Total $ (98 6 , 772 )
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,927,265
Futures Contracts
(a)
Equity risk
Receivable/payable for variation margin on futures
contracts 4,151,628
Total $ 7,078,893
Liabilities:
Futures Contracts
(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (3,391,725)
Total $ (3,391,725)
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 742,610
Futures Contracts
(a)
Equity risk
Receivable/payable for variation margin on futures
contracts 893,668
Total $ 1,636,278
Liabilities:
Futures Contracts
(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (118,234)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (851,274)
Total $ (969,508)

Equity Funds - December 31, 2020 - Notes to Financial Statements - 189
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2020
Mid Cap Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 16,236
Total $ 16,236
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (99,060)
Total $ (99,060)
Amounts designated as "−" are zero or have been rounded to zero.
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 620,414
Total $ 620,414
Disciplined Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 21,463
Total $ 21,463
Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ (1,606,911)
Total $ (1,606,911)
U.S. Core
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ (4,034,508)
Interest rate risk 31,733,338
Futures Contracts
Equity risk (29,149,751)
Interest rate risk 27,159,814
Total $ 25,708,893
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ 1,463,097
Interest rate risk (195,414)
Forward Foreign Currency Contracts
Currency risk 1,054,806
Futures Contracts
Equity risk 2,637,058
Interest rate risk (1,139,329)
Total $ 3,820,218

190 - Notes to Financial Statements - December 31, 2020 - Equity Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2020
Mid Cap Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (449,086)
Total $ (449,086)
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 153,595
Total $ 153,595
Disciplined Value
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ –
Total $ –
Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 118,496
Total $ 118,496
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ (4,744,462)
Futures Contracts
Equity risk 5,951,762
Interest rate risk (3,391,725)
Total $ (2,184,425)
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 111,050
Forward Foreign Currency Contracts
Currency risk 205,003
Futures Contracts
Equity risk 775,434
Interest rate risk (851,274)
Total $ 240,213
Mid Cap Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (923)
Total $ (923)
Amounts designated as "−" are zero or have been rounded to zero.
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

Equity Funds - December 31, 2020 - Notes to Financial Statements - 191
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
At December 31, 2020, certain Funds may have entered into
futures contracts. The futures contract agreements do not
provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities."
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 7,552,342
Disciplined Equity
Futures Contracts:
Average Notional Balance Long $ 40,910
Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 48,889,621
Average Notional Balance — Pays Float Rate $ (48,170,830)
U.S. Core
Options:
Average Value Purchased $ 15,318,961
Average Number of Purchased Option Contracts 2,361
Futures Contracts:
Average Notional Balance Long $ 300,360,167
Average Notional Balance Short $ 8,007,335
U.S. Equity Income
Options:
Average Value Purchased $ 1,420,790
Average Number of Purchased Option Contracts 301
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 344,972
Average Settlement Value Sold $ 5,421,848
Futures Contracts:
Average Notional Balance Long $ 49,356,646
Average Notional Balance Short $ 16,508,605
Mid Cap Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 817,170
Average Settlement Value Sold $ 8,620,535

192 - Notes to Financial Statements - December 31, 2020 - Equity Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31,
2020:
Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank NA Swap Contracts $ 1,105,268 $ (98 2 , 290 ) $ — $ 1 22 , 978
Total $ 1,105,268 $ (98 2 , 290 ) $ — $ 1 22,978
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank NA Swap Contracts $ (98 2 , 290 ) $ 98 2 , 290 $ — $ —
Total $ (982 , 290 ) $ 98 2 , 290 $ — $ —
Amounts designated as “—” are zero.
Mid Cap Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Credit Suisse International
Forward Foreign
Currency Contracts $ 13,108 $ — $ — $ 13,108
Goldman Sachs International
Forward Foreign
Currency Contracts 72 (72) — —
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 3,056 (3,056) — —
Total $ 16,236 $ (3,128) $ — $ 13,108
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ (4,970) $ — $ — $ (4,970)
Goldman Sachs International
Forward Foreign
Currency Contracts (15,354) 72 — (15,282)
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (77,413) 3,056 — (74,357)
Morgan Stanley Co., Inc.
Forward Foreign
Currency Contracts (1,323) — — (1,323)
Total $ (99,060) $ 3,128 $ — $ (95,932)
Amounts designated as “—” are zero.

Equity Funds - December 31, 2020 - Notes to Financial Statements - 193
Securities Lending
During the year ended December 31, 2020, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
At December 31, 2020, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Large Cap Growth $ 8,880,273
U.S. Core 10,723,445
U.S. Equity Income 3,082,695
Mid Cap Value 10,450,614
Small Cap Growth 13,781,940
Small Cap Value 11,141,488
Small Company 26,302,993
Discovery 48,544,410

194 - Notes to Financial Statements - December 31, 2020 - Equity Funds
invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
At December 31, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
At December 31, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $69,800,620, collateralized by U.S. Government
Agency Securities, 4.00%, maturing 3/20/2050; total market value $71,196,000.
BofA Securities, Inc., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $19,000,169, collateralized by U.S. Government
Agency Securities, ranging from 2.00% - 4.00%, maturing 12/25/2029 - 8/25/2050; total market value $19,380,000.
Cantor Fitzgerald & Co., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $115,014,935, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 4/1/2021 - 2/20/2067; total market value $117,314,192.
CF Secured, LLC, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $51,000,453, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 11/30/2022 - 11/20/2070; total market value $52,020,504.
HSBC Bank plc, 0.10%, dated 12/31/2020, due 1/4/2021, repurchase price $347,341,670, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.00%, maturing 9/9/2021 - 8/15/2050; total market value $354,427,338.
NatWest Markets Securities, Inc., 0.08%, dated 12/28/2020, due 1/4/2021, repurchase price $50,000,078, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 1.00%, maturing 1/15/2021 - 7/15/2030; total market value $51,000,806.
Pershing LLC, 0.12%, dated 12/31/2020, due 1/4/2021, repurchase price $53,000,707, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 10.00%, maturing 2/15/2021 - 5/20/2070; total market value $54,060,000.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Large Cap
Growth
Cantor Fitzgerald
& Co. $ 5,480,273 $ – $ 5,480,273 $ (5,480,273) $ –
Large Cap
Growth HSBC Bank plc 3,400,000 – 3,400,000 (3,400,000) –
Total $ 8,880,273 $ – $ 8,880,273 $ (8,880,273) $ –

Equity Funds - December 31, 2020 - Notes to Financial Statements - 195
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Core
Cantor Fitzgerald
& Co. $ 5,623,445 $ – $ 5,623,445 $ (5,623,445) $ –
U.S. Core CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
U.S. Core HSBC Bank plc 4,100,000 – 4,100,000 (4,100,000) –
Total $ 10,723,445 $ – $ 10,723,445 $ (10,723,445) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Equity
Income
Cantor Fitzgerald
& Co. $ 2,682,695 $ – $ 2,682,695 $ (2,682,695) $ –
U.S. Equity
Income HSBC Bank plc 400,000 – 400,000 (400,000) –
Total $ 3,082,695 $ – $ 3,082,695 $ (3,082,695) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Value
Cantor Fitzgerald
& Co. $ 1,050,614 $ – $ 1,050,614 $ (1,050,614) $ –
Mid Cap Value HSBC Bank plc 7,400,000 – 7,400,000 (7,400,000) –
Mid Cap Value Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 10,450,614 $ – $ 10,450,614 $ (10,450,614) $ –

196 - Notes to Financial Statements - December 31, 2020 - Equity Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap
Growth
Cantor Fitzgerald
& Co. $ 4,581,940 $ – $ 4,581,940 $ (4,581,940) $ –
Small Cap
Growth CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Small Cap
Growth HSBC Bank plc 6,200,000 – 6,200,000 (6,200,000) –
Small Cap
Growth Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 13,781,940 $ – $ 13,781,940 $ (13,781,940) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Value
Cantor Fitzgerald
& Co. $ 1,141,488 $ – $ 1,141,488 $ (1,141,488) $ –
Small Cap Value CF Secured, LLC 4,000,000 – 4,000,000 (4,000,000) –
Small Cap Value Pershing LLC 6,000,000 – 6,000,000 (6,000,000) –
Total $ 11,141,488 $ – $ 11,141,488 $ (11,141,488) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Company
Bank of America
NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Small Company
Cantor Fitzgerald
& Co. 3,302,993 – 3,302,993 (3,302,993) –

Equity Funds - December 31, 2020 - Notes to Financial Statements - 197
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Company CF Secured, LLC $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Small Company HSBC Bank plc 15,000,000 – 15,000,000 (15,000,000) –
Small Company Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 26,302,993 $ – $ 26,302,993 $ (26,302,993) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Discovery
BofA Securities,
Inc. $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Discovery
Cantor Fitzgerald
& Co. 4,744,410 – 4,744,410 (4,744,410) –
Discovery CF Secured, LLC 3,000,000 – 3,000,000 (3,000,000) –
Discovery HSBC Bank plc 26,800,000 – 26,800,000 (26,800,000) –
Discovery
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Discovery Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 48,544,410 $ – $ 48,544,410 $ (48,544,410) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* At December 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

198 - Notes to Financial Statements - December 31, 2020 - Equity Funds
capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2020 are primarily attributable to investments in real estate investment trusts, non-taxable distributions, investments in partnerships, foreign currency gain/loss, merger transactions, net operating loss netting
to short-term gains, tax equalization, treatment of notional principal contracts, investments in passive foreign investment companies ("PFICs"), and net operating losses. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31,
2020 may primarily be attributable to outstanding wash sale
loss deferrals, investments in partnerships, treatment of
notional principal contracts, and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2020 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of
Fund Capital
Total
Distributable
Earnings (Loss)
Equity Dividend $ (940) $ 940
Multi Cap Opportunities – –
Defensive Style – –
Disciplined Equity (7,140) 7,140
Large Cap Growth 46,456,896 (46,456,896)
U.S. Core – –
U.S. Equity Income 1,814,775 (1,814,775)
Mid Cap Value – –
Small Cap Growth (53,829) 53,829
Small Cap Value (61,738) 61,738
Small Company (219,102) 219,102
Sustainable U.S. Equity – –
Real Estate – –
Discovery – –
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2020 - Notes to Financial Statements - 199
unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2020, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2020, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Equity Dividend BlackRock Investment Management, LLC
Multi Cap Opportunities Neuberger Berman Investment Advisers LLC
Defensive Style AQR Capital Management, LLC
Disciplined Equity J.P. Morgan Investment Management Inc.
Large Cap Growth Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)(a)
U.S. Core Mellon Investments Corporation ("Mellon")
U.S. Equity Income Mellon(b)
Mid Cap Value(c) American Century Investments Management, Inc.
Thompson, Siegel, Walmsley LLC
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
Wellington Management Company, LLP ("Wellington")
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Invesco
Jacobs Levy
Sustainable U.S. Equity Newton Investment Management Limited(d)
Real Estate Wellington
Discovery Wells Capital Management, Inc.(e)
(a) Effective January 27, 2020, Jacobs Levy Equity Management, Inc. was appointed as the subadviser to the Fund. Effective
January 27, 2020, Smith Asset Management Group, L.P., Massachusetts Financial Services Company and Loomis, Sayles &
Company, L.P. were terminated and ceased serving as subadviser to the Fund.
(b) Effective April 1, 2020, Mellon Investments Corporation was appointed as the subadviser to the Fund. Effective April 1, 2020,
American Century Investment Management, Inc. was terminated and ceased serving as subadviser to the Fund.
(c) Effective October 30, 2020, WEDGE Capital Management, LLC was terminated and ceased serving as subadviser to the
Fund.
(d) Effective May 8, 2020, Newton Investment Management Limited was appointed as the subadviser to the Fund. Effective May
8, 2020, Neuberger Berman Investment Advisers LLC was terminated and ceased serving as subadviser to the Fund.
(e) Effective January 27, 2020, Neuberger Berman Investment Advisers LLC was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%

200 - Notes to Financial Statements - December 31, 2020 - Equity Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2022.
During the year ended December 31, 2020, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Due to a reduction in the subadvisory fees payable by NFA,
NFA has agreed to waive from its Investment Advisory Fee an
amount from Real Estate equal to $184,675 for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Cap Opportunities Up to $1 billion 0.60%
$1 billion and more 0.55%
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Disciplined Equity All assets 0.39%
Large Cap Growth Up to $1 billion 0.65%
$1 billion and more 0.60%
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Sustainable U.S. Equity Up to $1 billion 0.65%
$1 billion and more 0.60%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee Waiver
(annual rate)
U.S. Core 0.038%
U.S. Equity Income(a) 0.020%
Mid Cap Value 0.0293%
Small Company 0.023%
Sustainable U.S. Equity 0.050%
Real Estate 0.013%
Discovery 0.029%
(a) For the period from November 1, 2020 through December 31, 2020. Until October 31, 2021.
Fund Amount
U.S. Core $ 615,098
U.S. Equity Income 15,115
Mid Cap Value 39,834
Small Company 63,143
Sustainable U.S. Equity 36,577
Real Estate 30,263
Discovery 173,199

Equity Funds - December 31, 2020 - Notes to Financial Statements - 201
For the
year ended December 31, 2020
, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds’ operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Equity Dividend 0.65 % N/A N/A 0.57%
Multi Cap Opportunities 0.60 N/A N/A 0.60
Defensive Style 0.58 N/A N/A 0.58
Disciplined Equity 0.39 N/A N/A 0.00
Large Cap Growth 0.65 N/A N/A 0.52
U.S. Core 0.47 0.44% 0.44% 0.40
U.S. Equity Income 0.57 0.57 0.57 0.57
Mid Cap Value 0.75 0.74 0.74 0.69
Small Cap Growth 0.84 N/A N/A 0.78
Small Cap Value 0.87 N/A N/A 0.78
Small Company 0.86 0.84 0.84 0.84
Sustainable U.S. Equity 0.65 0.62 0.62 0.58
Real Estate 0.70 0.69 0.61 0.61
Discovery 0.75 0.72 0.72 0.68
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Equity Dividend All Classes 0.65%
Disciplined Equity All Classes 0.44%
Large Cap Growth All Classes 0.66%
Mid Cap Value All Classes 0.79%
Small Cap Growth All Classes 0.94%
Small Cap Value All Classes 0.91%
Sustainable U.S. Equity All Classes 0.78%
Discovery All Classes 0.78%

202 - Notes to Financial Statements - December 31, 2020 - Equity Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds’ operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the following table until
April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
Class P 0.75%
Class Y 0.50%
U.S. Equity Income Class I 0.92%
Class II 1.09%
Class X(a) 0.79%
Class Z(a) 1.04%
(a) Until April 30, 2022.
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
Equity Dividend $ 259,779 $ 255,700 $ 271,194 $ 786,673
Multi Cap Opportunities — — — —
Defensive Style — — — —
Disciplined Equity — 49,865(a) 186,262 236,127
Large Cap Growth — — 2 40,426 2 40,426
U.S. Core 463,955 455,064 504,764 1,423,783
U.S. Equity Income — — — —
Mid Cap Value 29,759 48,641 1 51,625 2 30,025
Small Cap Growth — — 67,990 67,990
Small Cap Value — 10,064 1 48,114 1 58,178
Small Company — — — —
Sustainable U.S. Equity 7,750 7,679 40,105 55,534
Real Estate — — — —
Discovery — 2 216,744 216,74 6
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.

Equity Funds - December 31, 2020 - Notes to Financial Statements - 203
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2020, NFM earned an
aggregate of $2,439,940 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2020, the Funds' aggregate
portion of such costs amounted to $21,059.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2021:
g
During the year ended December 31, 2020, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class II Shares Class Z Shares
Equity Dividend 0.25% N/A
Multi Cap Opportunities 0.25% N/A
Defensive Style 0.25% N/A
Disciplined Equity 0.25% N/A
Large Cap Growth 0.25% N/A
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
Mid Cap Value 0.25% N/A
Small Cap Growth 0.25% N/A
Small Cap Value 0.25% N/A
Small Company 0.25% N/A
Sustainable U.S. Equity 0.25% N/A
Real Estate 0.25% N/A
Discovery 0.25% N/A
N/A - Not Applicable.
Fund
Distribution Fee Waiver
(Annual Rate)
U.S. Equity Income(a) 0.08%
Sustainable U.S. Equity 0.16%
(a) Until July 31, 2021.
Fund Amount
U.S. Equity Income $ 103,098
Sustainable U.S. Equity 161,044

204 - Notes to Financial Statements - December 31, 2020 - Equity Funds
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, up to 0.20% of the average daily net assets of Class IV shares and up to 0.12% of the average daily net assets of Class X and Class Z shares of each Fund.
For the year ended December 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2020, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
Effective July 9, 2020, the Trust and NMF (together, the “Trusts”)
have renewed the credit agreement with JPMorgan, The Bank
of New York Mellon, and Wells Fargo Bank National Association
(the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition,
Fund Class I Class II Class IV Class X Class Z
Equity Dividend 0.15% 0.15% 0.15 %  N/A  N/A
Multi Cap Opportunities 0.15  N/A  N/A  N/A  N/A
Defensive Style 0.15 0.15 0.15  N/A  N/A
Disciplined Equity  N/A 0.25  N/A  N/A  N/A
Large Cap Growth 0.15 0.15  N/A  N/A  N/A
U.S. Core 0.15 0.15  N/A  N/A  N/A
U.S. Equity Income 0.25 0.25  N/A 0.12% 0.12%
Mid Cap Value 0.17 0.01  N/A  N/A  N/A
Small Cap Growth 0.15 0.15  N/A  N/A  N/A
Small Cap Value 0.15 0.15 0.15  N/A  N/A
Small Company 0.15 0.15 0.15  N/A  N/A
Sustainable U.S. Equity 0.12 0.05  N/A  N/A  N/A
Real Estate 0.15 0.15  N/A  N/A  N/A
Discovery 0.07 0.07  N/A  N/A  N/A
N/A — Not Applicable.
Fund Amount
Equity Dividend $ 569,390
Multi Cap Opportunities 249,755
Defensive Style 1,006,083
Disciplined Equity 17,918
Large Cap Growth 286,254
U.S. Core 2,427,929
U.S. Equity Income 802,152
Mid Cap Value 54,656
Small Cap Growth 180,528
Small Cap Value 244,064
Small Company 411,818
Sustainable U.S. Equity 58,653
Real Estate 349,190
Discovery 418,094

Equity Funds - December 31, 2020 - Notes to Financial Statements - 205
a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended December
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2020, none of the Funds engaged in
interfund lending.
Investment Transactions
For the year ended December 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Fund Purchases Sales
Equity Dividend $ 194,248,874 $ 166,054,927
Multi Cap Opportunities 46,344,316 68,507,483
Defensive Style 183,006,498 278,425,592
Disciplined Equity 17,531,259 8,797,463
Large Cap Growth 352,067,688 388,756,498
U.S. Core 148,376,726 145,095,588
U.S. Equity Income 429,790,326 506,880,123
Mid Cap Value 289,567,847 312,812,697
Small Cap Growth 86,533,572 101,018,618
Small Cap Value 78,419,644 85,123,483
Small Company 175,693,213 211,450,694
Sustainable U.S. Equity 111,466,453 125,772,952
Real Estate 167,289,789 192,538,446
Discovery 517,707,579 602,515,173

206 - Notes to Financial Statements - December 31, 2020 - Equity Funds
Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria
could outperform those that do;
economic or political changes could make certain
companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid
stocks that subsequently perform well.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Recaptured Brokerage Commissions and Investment Research Reimbursement
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the year ended December 31, 2020, the Funds recaptured the following amounts of brokerage commissions:
Massachusetts Financial Services Company, a subadviser
to the Large Cap Growth(the “Subadviser”), has voluntarily
undertaken to reimburse Large Cap Growth from its own
resources on a quarterly basis for the cost of investment
research embedded in the cost of the Large Cap Growth’s
securities trades. This agreement may be rescinded at any time.
For the year ended December 31, 2020, these reimbursements
amounted to $23,404, which is included in net realized gains
(losses) from transactions in investment securities presented in Large Cap Growth's Statement of Operations.
Mergers
At close of business on September 14, 2020, NVIT Mellon
Dynamic U.S. Equity Income Fund (“Acquiring Fund”) acquired
all of the net assets of NVIT Multi-Manager Large Cap Value
Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2020. The reorganization of the Target
Fund was not required to be approved by the shareholders
of the Target Fund. The purpose of the reorganization was
to combine funds managed by NFA that had comparable
objectives and investment strategies. The reorganization was
Fund Amount
Equity Dividend $ —
Multi Cap Opportunities 2,813
Defensive Style —
Disciplined Equity 8
Large Cap Growth 376
U.S. Core —
U.S. Equity Income 119
Mid Cap Value 23,736
Small Cap Growth 252
Small Cap Value 3,643
Small Company —
Sustainable U.S. Equity —
Real Estate 333
Discovery 8,726
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - December 31, 2020 - Notes to Financial Statements - 207
accomplished by a tax free exchange of 8,521,906 shares of
the Acquiring Fund, valued at $107,715,821, for the assets
of the Target Fund. The investment portfolio of the Target
Fund, with a fair value of $105,573,505 and identified cost of
$100,978,208 at September 14, 2020, was the principal asset
acquired by the Acquiring Fund. The net assets of the Acquiring
Fund immediately before the acquisition were $307,063,811.
The net assets of the Acquiring Fund immediately following
the acquisition were $414,779,632. For financial reporting
purposes, assets received and shares issued by the Acquiring
Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized
and unrealized gains and losses with amounts distributable
to shareholders for tax purposes. Shareholders of Class I and
Class II shares of the Target Fund received a number of shares proportional to their ownership of Class X and Class Z of the
Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganizations had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $5,903,470;
Net gains (losses) on investments $(19,090,430);
Net change in unrealized appreciation/depreciation $21,009,640; and
Net increase (decrease) in net assets resulting from operations $7,822,680.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since September 14, 2020.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT Multi-Manager Large Cap Value Fund $4,595,298
Class I
7,170,550 $28,962,269 $4.0391
Class II
19,859,579 78,753,552 3.9655
Class X
– – –
Class Z
– – –
Acquiring Fund
NVIT Mellon Dynamic U.S. Equity Income Fund $61,542,265
Class I
12,704,237 $161,860,781 $12.7407
Class II
11,519,151 145,193,207 12.6045
Class X
385 4,912 12.7412
Class Z
390 4,911 12.6030
After Reorganization
NVIT Mellon Dynamic U.S. Equity Income Fund $66,137,563
Class I
12,704,237 $161,860,781 $12.7407
Class II
11,519,151 145,193,207 12.6045
Class X
2,273,528 28,967,181 12.7412
Class Z
6,249,153 78,758,463 12.6030
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Equity Dividend $ 9,559,986 $ 14,017,435 $ 23,577,421 $ – $ 23,577,421
Multi Cap Opportunities 810,802 18,113,070 18,923,872 – 18,923,872
Defensive Style 9,933,757 46,020,116 55,953,873 – 55,953,873
Disciplined Equity 269,701 121 269,822 – 269,822

208 - Notes to Financial Statements - December 31, 2020 - Equity Funds
The tax character of distributions paid during the year ended December 31, 2019 was as follows:
As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Large Cap Growth $ 17,091,222 $ 77,657,772 $ 94,748,994 $ – $ 94,748,994
U.S. Core 84,317,626 101,738,495 186,056,121 – 186,056,121
U.S. Equity Income 9,242,327 5,465,099 14,707,426 – 14,707,426
Mid Cap Value 6,334,990 – 6,334,990 – 6,334,990
Small Cap Growth – 16,269,042 16,269,042 – 16,269,042
Small Cap Value 97,965 854,474 952,439 – 952,439
Small Company 55,894 11,848,352 11,904,246 – 11,904,246
Sustainable U.S. Equity 1,003,321 6,998,582 8,001,903 – 8,001,903
Real Estate 3,287,756 1,087,878 4,375,634 – 4,375,634
Discovery 366,795 83,364,193 83,730,988 – 83,730,988
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Equity Dividend $ 8,604,034 $ 12,094,686 $ 20,698,720 $ – $ 20,698,720
Multi Cap Opportunities 1,354,604 18,068,436 19,423,040 – 19,423,040
Defensive Style 12,660,128 26,469,100 39,129,228 – 39,129,228
Disciplined Equity 5,106 – 5,106 – 5,106
Large Cap Growth 35,585,389 207,760,389 243,345,778 – 243,345,778
U.S. Core 107,731,465 320,937,706 428,669,171 – 428,669,171
U.S. Equity Income 13,927,886 35,620,642 49,548,528 – 49,548,528
Mid Cap Value 12,072,330 88,019,874 100,092,204 – 100,092,204
Small Cap Growth 10,416,826 45,805,693 56,222,519 – 56,222,519
Small Cap Value 9,580,694 86,036,917 95,617,611 – 95,617,611
Small Company 2,518,507 32,661,657 35,180,164 – 35,180,164
Sustainable U.S. Equity 832,180 12,604,413 13,436,593 – 13,436,593
Real Estate 4,409,665 – 4,409,665 – 4,409,665
Discovery 24,836,995 147,489,981 172,326,976 – 172,326,976
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Equity Dividend $ 114,285 $ 5,340,117 $ 5,454,402 $ – $ – $ 74,280,420 $ 79,734,822
Multi Cap Opportunities – 5,159,525 5,159,525 – – 109,298,329 114,457,854
Defensive Style 494,518 34,772,301 35,266,819 – – 228,461,074 263,727,893
Disciplined Equity 126,701 31,346 158,047 – – 2,129,386 2,287,433
Large Cap Growth 8,027,128 33,312,367 41,339,495 – – 71,995,572 113,335,067
U.S. Core 23,457,796 10,103,727 33,561,523 – – 446,173,371 479,734,894
U.S. Equity Income 1,942,132 – 1,942,132 – (44,415,417) 118,212,430 75,739,145
Mid Cap Value 647,169 – 647,169 – (21,269,371) 44,801,201 24,178,999
Small Cap Growth 829,338 14,008,272 14,837,610 – – 56,889,567 71,727,177
Small Cap Value – – – – (8,754,434) 21,293,505 12,539,071
Small Company – 4,361,317 4,361,317 – – 85,795,565 90,156,882
Sustainable U.S. Equity 2,889,442 12,791,736 15,681,178 – – 33,756,738 49,437,916
Real Estate 540,612 – 540,612 – (14,184,752) 44,276,773 30,632,633
Discovery 7,757,400 92,805,510 100,562,910 – – 364,862,605 465,425,515
Amounts designated as "−" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Equity Funds - December 31, 2020 - Notes to Financial Statements - 209
As of December 31, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2020.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
On December 18, 2020, the Board of Trustees approved the
renaming of certain Funds. The change will be effective April 30,
2021 (the “Effective Date”). As of the Effective Date, BlackRock
NVIT Equity Dividend Fund, NVIT J.P. Morgan Disciplined Equity
Fund and Neuberger Berman NVIT Multi Cap Opportunities
Fund will be renamed "NVIT BlackRock Equity Dividend Fund",
"NVIT J.P. Morgan U.S. Equity Fund" and "NVIT Neuberger
Berman Multi Cap Opportunities Fund", respectively.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Equity Dividend $ 342,635,917 $ 89,289,310 $ (15,024,256) $ 74,265,054
Multi Cap Opportunities 127,209,602 109,493,704 (195,375) 109,298,329
Defensive Style 467,598,097 237,063,810 (8,602,736) 228,461,074
Disciplined Equity 11,749,556 2,162,668 (33,282) 2,129,386
Large Cap Growth 145,068,454 75,608,443 (3,612,871) 71,995,572
U.S. Core 1,238,108,378 518,070,493 (71,733,080) 446,337,413
U.S. Equity Income 317,027,956 120,031,337 (1,824,928) 118,206,409
Mid Cap Value 293,156,319 45,585,119 (794,587) 44,790,532
Small Cap Growth 107,584,385 58,484,639 (1,595,072) 56,889,567
Small Cap Value 181,361,512 34,363,923 (13,070,418) 21,293,505
Small Company 275,544,509 101,158,295 (15,362,465) 85,795,830
Sustainable U.S. Equity 82,565,420 34,363,415 (606,677) 33,756,738
Real Estate 185,195,351 47,981,803 (3,705,030) 44,276,773
Discovery 464,643,557 366,177,053 (1,314,448) 364,862,605
Fund Amount
U.S. Equity Income $(44,415,417)
Mid Cap Value (21,269,371)
Small Cap Value (8,754,434)
Real Estate (14,184,752)

210 - Report of Independent Registered Public Accounting Firm - December 31, 2020 - Equity Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of BlackRock NVIT Equity Dividend
Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT J.P.
Morgan Disciplined Equity Fund, NVIT Jacobs Levy Large Cap Growth Fund, NVIT Mellon Dynamic U.S. Core Fund,
NVIT Mellon Dynamic U.S. Equity Income Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small
Cap Growth Fund, NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT Newton
Sustainable U.S. Equity Fund, NVIT Real Estate Fund and NVIT Wells Fargo Discovery Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds listed in the table below (fourteen of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the
"Funds") as of December 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.
BlackRock NVIT Equity Dividend Fund (1) NVIT Multi-Manager Mid Cap Value Fund (1)
Neuberger Berman NVIT Multi Cap Opportunities Fund (1) NVIT Multi-Manager Small Cap Growth Fund (1)
NVIT AQR Large Cap Defensive Style Fund (1) NVIT Multi-Manager Small Cap Value Fund (1)
NVIT J.P. Morgan Disciplined Equity Fund (2) NVIT Multi-Manager Small Company Fund (1)
NVIT Jacobs Levy Large Cap Growth Fund (1) NVIT Newton Sustainable U.S. Equity Fund (1)
NVIT Mellon Dynamic U.S. Core Fund (1) NVIT Real Estate Fund (1)
NVIT Mellon Dynamic U.S. Equity Income Fund (1) NVIT Wells Fargo Discovery Fund (1)
(1) Statement of operations for the year ended December 31, 2020 and statements of changes in net assets for the years ended December 31, 2020 and 2019
(2) Statement of operations for the year ended December 31, 2020, and statements of changes in net assets for the year ended December 31, 2020 and the period October 7, 2019 (commencement of operations) through December 31, 2019

Equity Funds - December 31, 2020 (Unaudited) - Supplemental Information - 211
Amundi NVIT Multi-Sector Bond Fund
BlackRock NVIT Equity Dividend Fund
BlackRock NVIT Managed Global Allocation Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT
Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT
Nationwide Fund)
NVIT Columbia Overseas Value Fund (formerly, Templeton
NVIT International Value Fund)
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Disciplined Equity Fund
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT
Multi-Manager Large Cap Growth Fund)
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT
Dynamic U.S. Growth Fund)
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly,
American Century NVIT Multi Cap Value Fund)
NVIT Newton Sustainable U.S. Equity Fund (formerly,
Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-
Manager Mid Cap Growth Fund)
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final

212 - Supplemental Information - December 31, 2020 (Unaudited) - Equity Funds
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that DoubleLine NVIT Total Return
Tactical Fund, NVIT AllianzGI International Growth Fund, NVIT
AQR Large Cap Defensive Style Fund, NVIT Core Bond Fund,
NVIT Core Plus Bond Fund, NVIT Emerging Markets Fund,
NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights
Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT Jacobs Levy Large Cap Growth
Fund, NVIT JP Morgan Disciplined Equity Fund, NVIT JP
Morgan Mozaic Multi-Asset Fund, NVIT Mellon Dynamic U.S.
Core Fund, NVIT Mellon Dynamic U.S. Equity Income Fund,
NVIT Real Estate Fund, NVIT Short Term Bond Fund, and
NVIT Wells Fargo Discovery Fund were each shown to pay
actual management fees and to have total expense ratios
(including 12b-1/non-12b-1 fees) at levels below or equal to their peer group medians or within a generally acceptable
range above the Fund’s peer group median. In addition, the
Trustees considered that, with the exception of the Funds
referred to below in this paragraph, each of those Funds
was shown to have experienced three-year performance for
the period ended June 30, 2020 (or, if shorter, for the period since the Fund’s inception) at or above its peer group median, or within the third quintile of its peer group. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered management’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT GS International Equity Insights Fund, NVIT
GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity
Insights Fund, NVIT iShares
®
Fixed Income ETF Fund NVIT
iShares
®
Global Equity ETF Fund, NVIT JP Morgan Disciplined
Equity Fund, and NVIT JP Morgan Mozaic Multi-Asset Fund,
the Trustees considered that these Funds had been relatively recently organized and did not have three years of performance.
With respect to NVIT Jacobs Levy Large Cap Growth Fund and
NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees
considered that a new subadviser was appointed to the Fund
in May 2020 and April 2020, respectively, and additional time was necessary to evaluate each Fund’s performance under
the new subadviser. The Trustees determined on the basis of
all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Amundi NVIT Multi-Sector Bond Fund,
BlackRock NVIT Managed Global Allocation Fund, Federated
NVIT High Income Bond Fund, Neuberger Berman NVIT Multi-
Cap Opportunities Fund, NVIT Columbia Overseas Value Fund,
NVIT Government Bond Fund, NVIT Government Money Market
Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Newton Sustainable U.S.
Equity Fund, and NVIT U.S. 130/30 Equity Fund, the Trustees
considered that, although each Fund was shown to pay actual
management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was equal to or lower than or within a generally acceptable range of the Fund’s peer group median. The Trustees considered that each of
Federated NVIT High Income Bond, Neuberger Berman NVIT
Multi-Cap Opportunities Fund, NVIT Columbia Overseas Value
Fund, NVIT Government Bond Fund, NVIT Government Money
Market Fund, and NVIT Managed American Funds Asset

Equity Funds - December 31, 2020 (Unaudited) - Supplemental Information - 213
Allocation Fund had experienced three-year performance for
the period ended June 30, 2020 at or above its peer group
median, or within the third quintile of its peer group. With respect to Amundi NVIT Multi-Sector Bond Fund, the Trustees
noted that the Fund had experienced three-year performance
in the fifth quintile of its peer group and considered that in
February 2019 the Fund’s prior sub-adviser was replaced. With respect to BlackRock NVIT Managed Global Allocation Fund,
the Trustees noted that the Fund had experienced three-year
performance below its peer group median and considered the
Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market
conditions, including those experienced in recent periods. With respect to NVIT International Equity Fund, the Trustees noted
that the Fund had experienced three-year performance in the
fifth quintile of its peer group and considered the Adviser’s statement that it is considering future opportunities for the Fund in light of its recent underperformance and its stronger long-
term (ten-year) performance. With respect to NVIT Newton
Sustainable U.S. Equity Fund, the Trustees noted that the Fund had experienced three-year performance below its peer group
median and considered that a new sub-adviser was appointed
in May 2020 and additional time was necessary to evaluate the
Fund’s performance under the new subadviser. With respect
to NVIT U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been relatively recently organized and did not
have three years of performance. The Trustees determined on
the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to BlackRock NVIT Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-
12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the second
quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was consistent with the
continuation of the Fund’s advisory agreement.
With respect to NVIT Managed American Funds Growth &
Income Fund, the Trustees considered that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median, the Fund was
shown to pay actual management fees at a level lower than
its peer group. They noted that the Fund had experienced
three-year performance below its peer group median and
considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under
various market conditions, including those experienced in
recent periods. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of Blackrock NVIT Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees

214 - Supplemental Information - December 31, 2020 (Unaudited) - Equity Funds
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees considered that, with respect to each of the Funds, the Adviser had agreed to cap the
Fund’s total expenses at the level in effect immediately prior to redemptions from the Fund by a number of Nationwide funds of funds in late 2019 and early 2020.
The Trustees considered that NVIT Multi-Manager Mid Cap
Value Fund was shown to pay actual management fees and
to have total expense ratios at levels below its peer group
median. The Trustees noted that the Fund had experienced
three-year performance for the period ended June 30, 2020
within the fifth quintile of its peer group and considered that the Adviser had recommended the termination of one of the
Fund’s three sub-advisers, effective November 2020, in light of the Fund’s performance.
With respect to NVIT Multi-Manager Small Cap Growth Fund and
NVIT Multi-Manager Small Company Fund, the Trustees noted
that although each Fund was shown to pay actual management
fees at a level higher than its peer group median, each Fund’s

Equity Funds - December 31, 2020 (Unaudited) - Supplemental Information - 215
total expense ratio was within a generally acceptable range
of the Fund’s peer group median. The Trustees noted that
each of the Funds was shown to have experienced three-year
performance for the period ended June 30, 2020 above its peer group median.
The Trustees considered that although NVIT Multi-Manager
Small Cap Value Fund was shown to pay actual management
fees higher than its peer group median, its total expense
ratio was within a generally acceptable range of the Fund’s
peer group median. The Trustees noted that the Fund had
experienced three-year performance for the period ended June
30, 2020 within the fifth quintile of its peer group and considered that the Adviser had recommended the replacement of two
of the Fund’s sub-advisers in November 2019 in light of the
Fund’s performance.
The Trustees determined on the basis of all of the information presented to them that the expense and performance
information for each of these Funds, including the Adviser’s explanation regarding the underperformance of certain Funds
and remedial actions taken to address the underperformance,
were sufficient to support approval of the continuation of the
Funds’ Advisory Agreement.
The Trustees also considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted
that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Other Federal Tax Information
For the year ended December 31, 2020 certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended December 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Equity Dividend 85.88%
Multi Cap Opportunities 100.00
Defensive Style 100.00
Disciplined Equity 22.33
Large Cap Growth 55.28
U.S. Core 30.69
U.S. Equity Income 83.62
Mid Cap Value 83.58
Small Cap Growth –
Small Cap Value 100.00
Small Company 100.00
Sustainable U.S. Equity 50.34
Real Estate 3.0 3
Discovery 99.88
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
Equity Dividend $ 14,017,435
Multi Cap Opportunities 18,113,070
Defensive Style 46,020,116
Disciplined Equity 121
Large Cap Growth 77,657,772
U.S. Core 101,738,495
U.S. Equity Income 5,465,099
Mid Cap Value –
Small Cap Growth 16,269,042

216 - Supplemental Information - December 31, 2020 (Unaudited) - Equity Funds
Fund Amount
Small Cap Value $ 854,474
Small Company 11,848,352
Sustainable U.S. Equity 6,998,582
Real Estate 1,087,878
Discovery 83,364,193
Amounts designated as "−" are zero or have been rounded to zero.

Equity Funds - December 31, 2020 - Management Information - 217
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

218 - Management Information - December 31, 2020 - Equity Funds
Interested Trustee
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Equity Funds - December 31, 2020 - Management Information - 219
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act , which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

220 - Market Index Definitions - December 31, 2020 - Equity Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long U.S. Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities
10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Equity Funds - December 31, 2020 - Market Index Definitions - 221
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.

222 - Market Index Definitions - December 31, 2020 - Equity Funds
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related

Equity Funds - December 31, 2020 - Market Index Definitions - 223
companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
NYSE Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher
forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.

224 - Market Index Definitions - December 31, 2020 - Equity Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CEQ ( 2-21 )

Annual Report
December 31, 2020
Nationwide Variable Insurance Trust
Fixed Income Funds
Amundi NVIT Multi Sector Bond Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Short Term Bond Fund

Nationwide Funds
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 36
Statements of Investments 39
Statements of Assets and Liabilities 118
Statements of Operations 126
Statements of Changes in Net Assets 130
Financial Highlights 140
Notes to Financial Statements 151
Report of Independent Registered Public Accounting Firm 181
Supplemental Information 182
Management Information 185
Market Index Definitions 188

Nationwide Variable Insurance Trust - December 31, 2020 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced an unprecedented period of volatility during the annual reporting period ended December 31, 2020, as investors tried to make
sense out of the coronavirus outbreak and the resulting
economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown before recovering as the period closed, with growth rates -5.0% in the first quarter of 2020, a record
-31.4% in the second quarter and a record +33.1% in the third quarter. Economists estimate a continued rebound in 2021.
Corporate profits collapsed, with a decline of 16% forecast for
2020 but is expected to recover within the next year as the
economy continues to emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
spurred from the Pandemic outbreak, and the lasting
implications remain unclear.
Asset Class
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the year. The S&P
500
®
Index (“S&P 500”) started the period strong, as an
accommodating Federal Reserve and steady economic growth
drove a cumulative return of 5.0% through mid-February. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23,
2020. Since 1950, there have been five previous occasions
where the S&P 500 fell 30%, taking on average 297 trading
days (roughly a year and 2 months), with 1987 the previous
quickest decline at 70 days. This time, it took 20 days.
Aggressive fiscal and monetary policy, paired with the prospect for an economic reopen, drove investor sentiment higher, with a 69% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 18.4%, which is impressive given the severe disruption caused by COVID-19.
Fixed income returns were positive, with a substantial drop
in interest rates more than offsetting modestly wider credit spreads.
International markets followed a similar pattern as domestic, though the MSCI EAFE
®
Index continued to lag the S&P
500, returning just 7.8%, while the MSCI Emerging Markets
®
Index was roughly in line at 18.3%. The global outbreak and
subsequent economic shutdown had a broad impact, though
the strong economic rebound and aggressive global central
bank stimulus led to strong performance in the second-half of the period .
The S&P 500 was higher in seven of the 12-months during
the reporting period.
While much of 2020 was characterized by near-universal strong returns and low volatility for risk-assets, volatility dramatically improved through the reporting period, though most risk-
assets delivered positive returns. Growth stocks substantially outperformed value stocks, while small-cap stocks staged an
impressive rebound and modestly outperformed large cap
stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus, first by bringing the Fed Funds target rate
to effectively 0% by March 15, followed by an aggressive
bond buying program that nearly doubled the balance sheet
from $4.2 trillion to $7.4 trillion through the period. Fed Chair
Powell has indicated that they will remain active in supporting the market, and there is no maximum to their balance sheet
growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.92% to a record-
low of 0.50% as of March 9, 2020 before bouncing modestly to
0.92% by period-end. The 2-year yield dropped from 1.57% to
0.12%, widening the spread between the two yields to 0.80%.
The following chart provides returns for various market
segments for the year ended December 31, 2020:
Index
Annual Total Return
(as of December 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 6.52%
Bloomberg Barclays
Municipal Bond 5.21%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.33%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 13.56%
Bloomberg Barclays U.S.
Aggregate Bond 7.51%
Bloomberg Barclays U.S.
Corporate High Yield 7.11%
MSCI EAFE
®
7.82%
MSCI Emerging Markets
®
18.31%
MSCI World ex USA 10.65%
Russell 1000
®
Growth 38.49%
Russell 1000
®
Value 2.8%
Russell 2000
®
19.96%
S&P 500
®
18.40%
Source: Morningstar

2 - Message to Investors - December 31, 2020 - Nationwide Variable Insurance Trust
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
professional.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

Amundi NVIT Multi Sector Bond Fund - December 31, 2020 - Fund Commentary - 3
For the annual period ended December 31, 2020, the Amundi
NVIT Multi Sector Bond Fund (Class I) returned 4.06% versus
7.51% for its benchmark, the Bloomberg Barclays U.S.
Aggregate Bond Index (U.S. Aggregate Index). For broader
comparison, the median return for the Fund’s Morningstar
insurance funds peer category, Multisector Bond (consisting of
336 funds as of December 31, 2020), was 4.75% for the same
period. Performance for the Fund’s other share class versus
the Fund’s benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
Calendar year 2020 performance was defined by the late
February and March COVID-induced shock and then a multi-
staged recovery during the remainder of the year. The Fund
benefitted from the ability to actively hedge and allocate
risk exposure across a diverse set of fixed income sectors
and country exposures. The opening months of 2020 were
characterized by narrow credit spreads, modestly lower
risk-free yields, a healthy U.S. consumer and a solid U.S.
economy. Portfolio positioning reflected this environment
as we maintained low interest-rate exposure (duration) and
reduced corporate credit market beta* exposure in favour of
U.S. consumer-focused securitized exposure. The unexpected
global “COVID shock” had a profound impact on economic
growth, market prices and liquidity. Extreme measures to
control the disease hampered most economic activity resulting in record-breaking domestic job losses, a shuttered retail sector and severely curtailed travel and leisure activities. Global credit
(corporate, securitized and sovereign) spreads rapidly repriced wider in response to elevated credit and liquidity risk premia.
Securitized market prices were some of the most negatively
impacted, particularly residential credit, commercial mortgage credit and consumer asset-backed securities. These sectors
weighed the most on portfolio performance.
Monetary policy support, government fiscal support measures, and relaxed social distancing policies jumpstarted the initial market recovery in the spring. During this period, Corporate
Credit, Residential Credit and Consumer Credit markets
recouped a significant portion of earlier losses. Commercial
Real Estate was the slowest sector to recover as investors
weighed the impact of COVID-related structural changes to the demand and utilization of the Office, Retail and Leisure Real
Estate market segments. Within the Corporate Credit markets,
Leisure, Energy, and Capital Goods lagged the broad market
recovery.
During late 2020, investors focused on the discovery and
eventual roll-out of effective COVID-19 vaccines and the
possibility of another round of U.S. government stimulus.
The fuller market recovery brought year-to-date portfolio
performance into positive. Those market sectors that lagged
earlier in the year (Commercial Real Estate, Residential Credit
MBS, and Cyclical/Leisure Corporate sectors) tended to
outperform the broader markets. Over the 12-month reporting
period, Investment Grade Corporate Securities (unhedged)
and Consumer Asset-Backed Securities were notable positive
contributors to total returns. Given the strong risk recovery, the largest detractors from portfolio performance were
credit market hedges; however, these positions did provide
meaningful downside protection during the initial pandemic
shock and were adjusted throughout the year.
The Fund routinely uses derivatives to hedge currency, interest rate and corporate credit exposures. These instruments include interest rate Swaps and Futures and credit default Swaps on
the broad corporate bond markets. During the reporting period,
U.S. interest rates fell dramatically and, as a result, the Fund’s interest rate hedges (short positions to offset duration in fixed coupon cash bonds) detracted from overall performance.
The portfolio management team routinely repositions the
Fund’s asset class and hedge exposures to reflect current
macroeconomic expectations, asset class valuations and risk
levels. The Fund did not experience any material liquidity
events during the period.
The industry is slowly working through the transition away from
LIBOR and progress continues in modifying contract language
to reference LIBOR replacements. Exceptions lie within
pockets of the securitized and corporate credit markets where some floating securities do not possess prospectus language
to deal with the transition and have subsequently experienced price volatility surrounding the uncertainty of this issue. The investment team has been careful to avoid purchasing
securities without acceptable LIBOR transition language.
Subadviser:
Amundi Pioneer Institutional Asset Management, Inc .
Portfolio Managers:
Jonathan M. Duensing, CFA and Kenneth J. Monaghan
*Beta is a measure of a stock's volatility in relation to the overall market. If a stock is less volatile than the market, the stock's beta is less than 1.0
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go
down, bond prices go up). The Fund may also invest in high-
yield bonds, which are more volatile and are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and
business conditions than are higher-rated corporate bonds.
Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may invest in corporate loans
(which have speculative characteristics and are high risk). The
Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund may concentrate on specific countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives (many of
which create investment leverage and illiquidity and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities), including currency fluctuations, political risks, differences in accounting and limited availability

4 - Fund Commentary - December 31, 2020 - Amundi NVIT Multi Sector Bond Fund
of information, all of which are magnified in emerging markets.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Corporate Bonds 52.6%
Collateralized Mortgage Obligations 19.5%
Asset-Backed Securities 7.3%
Commercial Mortgage-Backed Securities 4.4%
Loan Participations 3.2%
Repurchase Agreements 3.1%
Convertible Bonds 2.6%
Foreign Government Securities 2.5%
Convertible Preferred Stock 0.4%
Common Stocks 0.3%
Futures Contracts 0.1%
Preferred Stock
†
0.0%
Forward Currency Contracts
†
0.0%
Credit Default Swaps (2.9)%
Other assets in excess of liabilities
§
6.9%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 9.4%
Hotels, Restaurants & Leisure 6.8%
Banks 6.8%
Consumer Finance 3.8%
Airlines 3.6%
Media 3.1%
Insurance 2.4%
Chemicals 2.4%
Equity Real Estate Investment Trusts (REITs) 2.4%
Capital Markets 1.9%
Other Industries
#
57.4%
100.0%
Top Holdings
2
Progress Residential Trust, 4.47%, 8/17/2035 2.0%
Connecticut Avenue Securities Trust, 9.40%,
11/25/2039 1.5%
State of Qatar, 4.82%, 3/14/2049 1.4%
MDC Partners, Inc., 6.50%, 5/1/2024 1.3%
UniCredit SpA , 5.86%, 6/19/2032 1.3%
Oaktown Re III Ltd., 4.50%, 7/25/2029 1.2%
FHLMC STACR Trust, 11.15%, 10/25/2048 1.2%
New Residential Mortgage Loan Trust, 5.21%,
4/25/2049 1.2%
FHLMC STACR Trust, 8.30%, 7/25/2049 1.2%
Farmers Exchange Capital III, 5.45%, 10/15/2054 1.2%
Other Holdings
#
86.5%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

Amundi NVIT Multi Sector Bond Fund - December 31, 2020 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I
1
4.06% 5.09% 4.24% 10/31/1997
Bloomberg Barclays U.S.
Aggregate Bond Index 7.51% 4.44% 3.84%
Expense Ratios
Expense
Ratio
^
Class I 0.83%
^ Current effective prospectus dated April 29, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

6 - Fund Commentary - December 31, 2020 - Amundi NVIT Multi Sector Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the Amundi NVIT Multi Sector Bond Fund (formerly NVIT Multi
Sector Bond Fund) versus performance of the Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index and the Blended Index*
over the 10-year period ended 12/31/20. Unlike the Fund, the performance of these indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index
Definitions page at the back of this book.
* The Blended Index comprises 60% Citigroup US Broad Investment-Grade Bond Index, 15% Citigroup US High-Yield Market
Index, 15% Citigroup World Government Bond Index (Unhedged) and 10% JPMorgan Emerging Market Bond Index.

DoubleLine NVIT Total Return Tactical Fund - December 31, 2020 - Fund Commentary - 7
For the annual period ended December 31, 2020, the
DoubleLine NVIT Total Return Tactical Fund (Class I) returned
3.83% versus 7.51% for its benchmark, the Bloomberg
Barclays U.S. Aggregate Bond Index. For broader comparison,
the median return for the Fund’s Morningstar® insurance funds peer category, Intermediate Core-Plus Bond (consisting of
602 funds as of December 31, 2020), was 8.10% for the same
period.
The Doubleline NVIT Total Return Tactical Fund underperformed the Bloomberg Barclays U.S. Aggregate Bond Index return
for the calendar year of 2020. The underperformance was
a result of asset allocation, duration positioning, and lack of overlap between the assets that the Federal Reserve began
purchasing.
The market environment over the period was the most volatile year of the post-crisis era for both equity and fixed income markets. In response to declining economic activity, the
Federal Reserve cut its key policy rate by 150 basis points*
and instituted a newly found asset purchasing program. At the same time, Congress launched the largest economic stimulus
package in U.S. history. Nonetheless, the Portfolio managed
to deliver positive total returns. The highest performing
sectors within the Portfolio were Emerging Market Debt and
Investment Grade Corporate Credit. Emerging Markets
benefitted from a weakening U.S. Dollar, which accelerated
the rate of depreciation as expectations of a worsening fiscal-
deficit increased. Investment Grade Corporate Credit posted
strong returns due to a longer duration profile and Federal
Reserve support programs early in the pandemic. High-Yield
Corporate Credit was negatively impacted during the March
drawdown, as the sector rallied back and the outlook on the
underlying Corporate Credit Risk improved. Agency Mortgage-
Backed Securities (“MBS”) benefitted initially, amidst nearly universal falling U.S. Treasury yields and the implementation of the Federal Reserve Quantitative-Easing program. Asset-
Backed Securities delivered positive returns, having minimal exposure to aircraft securities during the March drawdown and adding aircraft securities exposure aggressively as aircraft-
securitization prices rallied in the following months.
The U.S. Treasury allocation benefitted initially as investors sought safe-haven assets during the March drawdown.
During the second half of the 2020, Treasury yields began
to rebound as Congress passed multiple stimulus programs
weighing on the fiscal deficit. Bank Loans and Collateralized
Loan Obligations were not immune to the March drawdown.
The sectors benefitted from a rebound in the underlying view of Fundamental Corporate Risk despite the COVID related
tumult and depressed short term yields. Commercial MBS
managed to deliver positive returns despite the acute impact the economic lock-downs had on Office, Hospitality, and
Retail industries. Commercial MBS prices began to rebound
as investors expected delinquencies to taper, and more
profoundly once a COVID-19 vaccine was announced. Non-
Agency Residential MBS delivered positive returns despite
the rise in unemployment. Market participants anticipated the improvement in credit fundamentals with the assistance of
forbearance programs, foreclosure moratoriums, and stimulus
programs. Overall, every sector within the portfolio experienced positive total returns.
The three best performing sectors of the Fund were Emerging
Market Debt, Investment-Grade Corporate bonds, and
High-Yield Corporate bonds. The Bloomberg Barclays U.S.
Aggregate Bond Index does not have exposure to Emerging-
Market Corporate bonds and High-Yield Corporate bonds.
DoubleLine continues to hold the key contributing sectors. We consistently monitor and perform due diligence on all of our holdings and still find relative value in these sectors going into
2021.
Every sector within the Fund delivered positive total returns over the reporting period. The three sectors with lowest total returns were Non-Agency Residential MBS, Commercial MBS, and
Collateralized Loans Obligations. The Fund maintains exposure to all three of these sectors while the Bloomberg Barclays U.S.
Aggregate Bond Index does not have exposure to Non-Agency
Residential MBS or Collateralized Loan Obligations.
Over the reporting period, the Fund averaged approximately
15% exposure to floating rate assets, the bulk of which was
comprised of Non-Agency Residential MBS securities.
Regarding the transition from LIBOR to SOFR, the Federal
Reserve announced the eventual replacement of LIBOR by
June 2023. DoubleLine is currently reviewing the impacts this transition would have on the portfolio.
The COVID-19 lockdowns and economic disruption brought
extreme levels of uncertainty to the financial markets. As a result, the market drawdown that ensued was a function of insufficient liquidity. In response to the negative liquidity conditions, the
Federal Reserve announced the Secondary Market Corporate
Credit Facility (SMCCF). This program allowed for the Federal
Reserve’s purchase of Investment-Grade Corporate Bonds and
Corporate Bond ETFs in the secondary market. The primary
drivers of underperformance were asset allocation and a lack of overlap between the assets that the Federal Reserve began purchasing and the assets held in the Fund. The Fund had a
greater allocation to fixed-income securitized products than the benchmark that were not a part of asset purchase program of the Federal Reserve, with certain sectors being acutely
impacted by the COVID-19 pandemic.
While the Fund did experience redemptions during the COVID
liquidity event in March, it did not experience material losses from raising cash.
The Fund did not utilize derivatives during the reporting period.
Subadviser:
DoubleLine Capital LP
Portfolio Managers:
Philip A. Barach, Jeffrey E. Gundlach and Jeffrey J. Sherman,
CFA

8 - Fund Commentary - December 31, 2020 - DoubleLine NVIT Total Return Tactical Fund
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis
point is equal .001 or 1/100th of 1%.
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile).
These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds.
Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims paying ability of the issuing company. The Fund may invest in corporate loans
(which have speculative characteristics and are high risk). The
Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund is nondiversified and may
concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives
(many of which create investment leverage and illiquidity, and are highly volatile).
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Collateralized Mortgage Obligations 24.1%
Mortgage-Backed Securities 17.2%
U.S. Treasury Obligations 16.4%
Corporate Bonds 14.0%
Asset-Backed Securities 12.4%
Commercial Mortgage-Backed Securities 6.0%
Short-Term Investments 3.5%
Investment Company 2.7%
Foreign Government Securities 0.9%
Other assets in excess of liabilities 2.8%
100.0%
Top Industries
2
Banks 1.9%
Oil, Gas & Consumable Fuels 1.8%
Electric Utilities 0.8%
Health Care Providers & Services 0.7%
Capital Markets 0.6%
Diversified Telecommunication Services 0.6%
Consumer Finance 0.5%
Hotels, Restaurants & Leisure 0.5%
Media 0.4%
Metals & Mining 0.4%
Other Industries 91.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.50%, 2/15/2030 3.3%
DoubleLine Floating Rate Fund, Class I, 116.03% 2.7%
FHLMC, 3.00%, 1/15/2044 2.6%
FNMA, 2.41%, 10/1/2029 2.3%
U.S. Treasury Bills, 6/3/2021 2.2%
FHLMC, 3.50%, 4/15/2038 2.2%
U.S. Treasury Bonds, 1.25%, 5/15/2050 2.2%
U.S. Treasury Notes, 0.25%, 11/15/2023 2.1%
U.S. Treasury Notes, 1.50%, 8/31/2021 2.1%
FHLMC, 3.50%, 8/1/2047 1.9%
Other Holdings 76.4%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

DoubleLine NVIT Total Return Tactical Fund - December 31, 2020 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class I 3.83% 3.63% 3.40% 10/16/2017
Class II 3.74% 3.51% 3.28% 10/16/2017
Class Y 4.09% 3.85% 3.63% 10/16/2017
Bloomberg Barclays U.S.
Aggregate Bond Index 7.51% 5.34% 4.98%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.99% 0.85%
Class II 1.24% 1.00%
Class Y 0.74% 0.60%
^ Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2020 - DoubleLine NVIT Total Return Tactical Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the DoubleLine NVIT Total Return Tactical Fund from inception through 12/31/20 versus performance of the Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index for the same period.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Federated NVIT High Income Bond Fund - December 31, 2020 - Fund Commentary - 11
For the annual period ended December 31, 2020, the Federated
NVIT High Income Bond Fund (Class I) returned 6.02%
versus 7.05% for its benchmark, the Bloomberg Barclays U.S.
Corporate High-Yield 2% Issuer Capped Index. For broader
comparison, the return for the Fund’s Morningstar insurance
funds peer category, High Yield Bond (consisting of 676 funds as of December 31, 2020), was 4.84% for the same period.
Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
The dominant theme impacting the high yield market during
the period under review was COVID-19 and the impact on the
U.S. and global economies. As the seriousness of the virus
became apparent in the early part of the calendar year 2020, riskier assets such as High Yield Bonds plummeted in value,
especially in the early part of March. As protective measures were put in place leading to a reduction in cases and deaths, the High Yield market began a powerful recovery rally aided
by a substantial monetary and fiscal policy stimulus. While
virus cases surged as the period came to an end, the financial markets continued to rally as vaccines were approved late in the period and distribution had begun as 2020 came to an end.
The Fund was positively impacted by its underweighted
position to the poor performing Service sector. The Fund
also benefitted from positive security selection in the Oil
Field Services, Aerospace and Defense and Pharmaceutical
industry sectors. Specific high-yield issuers held by the Fund that positively impacted performance relative to the benchmark included: Endo Pharmaceutical, Antero Midstream and QEP
Resources.
The Fund was negatively impacted as result of being underweight the Independent Energy sector in the second quarter of 2020.
While Independent Energy was an underperformer across
the entire period under review, it was a major outperformer
in the second quarter, led by several companies that were
downgraded from investment grade at the end of March, and
entered the benchmark at very depressed prices. These
issuers substantially rebounded in early April after entering the High Yield index. While the Fund did purchase securities of several of these issuers, such as Occidental Petroleum,
Continental Resources and Western Midstream, during the
period, it was underweighting these issuers when they had the substantial recovery early in April. Ford and Kraft Heinz were other downgraded securities that followed this pattern. The
Fund also was underweighting the strong performing Banking
and Food and Beverage sectors. Security selection in the
Retail, Media and Entertainment and Automotive sectors also
negatively impacted performance. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the benchmark included: Party City, Callon Petroleum and
Sesi, LLC.
The Fund utilized derivatives during the reporting period in the form of credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity.
The Fund did not experience any liquidity issues during the
reporting period.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
Federated Investment Management Company
Portfolio Managers:
Mark E. Durbiano
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in high-yield bonds, which are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may
invest in more-aggressive investments such as derivatives
(which create investment leverage and are highly volatile). The
Fund also is subject to the risks of investing in foreign securities
(which are volatile, harder to price and less liquid than U.S.
securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2020 - Federated NVIT High Income Bond Fund
Asset Allocation
1
Corporate Bonds 95.9%
Common Stocks 0.5%
Loan Participation 0.2%
Other assets in excess of liabilities 3.4%
100.0%
Top Industries
2
Cable Satellite 8.2%
Midstream 7.9%
Healthcare 7.8%
Technology 7.6%
Media Entertainment 6.8%
Independent Energy 6.4%
Packaging 6.0%
Automotive 5.7%
Insurance - P&C 4.7%
Gaming 4.2%
Other Industries 34.7%
100.0%
Top Holdings
2
HUB International Ltd., 7.00%, 5/1/2026 1.3%
1011778 BC ULC, 4.00%, 10/15/2030 1.0%
Tempo Acquisition LLC, 6.75%, 6/1/2025 1.0%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 0.8%
Flex Acquisition Co., Inc., 6.88%, 1/15/2025 0.8%
Clarios Global LP, 8.50%, 5/15/2027 0.8%
Bausch Health Cos., Inc., 6.13%, 4/15/2025 0.7%
Dell International LLC, 7.13%, 6/15/2024 0.7%
HCA, Inc., 5.88%, 2/15/2026 0.7%
Garda World Security Corp., 9.50%, 11/1/2027 0.7%
Other Holdings 91.5%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

Federated NVIT High Income Bond Fund - December 31, 2020 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I
1
6.02% 7.54% 6.22% 10/31/1997
Bloomberg Barclays U.S.
Corporate High-Yield 2%
Issuer Capped Index 7.05% 8.57% 6.79%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.96% 0.91%
^ Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2020 - Federated NVIT High Income Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the Federated NVIT High Income Bond Fund versus performance of the Bloomberg Barclays (BBgBarc) U.S. Corp High Yield (HY) 2% Issuer Capped Index over the 10-year period ended 12/31/20.
Unlike, the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Core Bond Fund - December 31, 2020 - Fund Commentary - 15
For the annual period ended December 31, 2020, the NVIT
Core Bond Fund (Class Y) returned 7.17% versus 7.51% for
its benchmark, the Bloomberg Barclays U.S. Aggregate Bond
Index. For broader comparison, the median return for the Fund’s
Morningstar® insurance funds peer category, Intermediate Core
Bond (consisting of 415 funds as of December 31, 2020), was
7.48% for the same period. Performance for the Fund’s other
share classes versus its benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
On a relative basis, the Fund underperformed the benchmark,
the Bloomberg Barclays U.S. Aggregate Bond index, by 34
basis points* during 2020. The Fund was over-weighted in
non-investment grade corporates and outperformed relative
to the benchmark as fallen angels recovered dramatically
after “gapping out” (when a stock opens above or below the
previous day's close with no trading activity in between) at the onset of the COVID-19 crisis in March. The Fund’s over-
weighted positions in non-agency Mortgage Backed Securities
(“MBS”) and Commercial MBS performed well. The Fund’s
over-weighted position in Asset Backed Securities (“ABS”),
primarily collateralized loan obligations contributed positively to performance but underperformed relative to the benchmark.
The Fund’s over-weighted position in Treasury Inflation-
Protected Securities (“TIPS”) also performed well due to rising inflation expectations with the Federal Reserve shifting its monetary policy strategy toward an average inflation targeting framework.
Government Securities were the Fund’s most underweight
position and the Fund’s biggest detractor from performance.
Treasuries modestly outperformed spread product** in
2020. The Fund was underweighted in Investment Grade
Corporate Bonds for most of the year. While Corporate Bonds
outperformed, most other Spread-Related sectors, the Fund’s
Investment Grade Exposure underperformed relative to the
benchmark, mainly due to security selection.
During the year, the Fund employed the use of derivatives,
specifically Treasury Futures, to manage duration exposure.
Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates.
The Fund used Futures to get long-duration relative to the
benchmark, which contributed to performance as rates
declined over the period. Over 70% of the NVIT Core Bond is
rated single-A or higher. The “up-in-quality”† bias helped limit some of the downside brought on by the unusual bear market
as a function of an extremely unique recession brought on by the COVID-19 crisis.
The Fund did not experience any liquidity issues that had a
material impact on performance during the reporting period.
The Fund did not experience and LIBOR impacts during the
reporting period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA; and Corsan Maley
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis
point is equal .001 or 1/100th of 1%.
** “Spread product” is the term for taxable (as opposed to
municipal) bonds that are not Treasury securities. Agency
securities, asset-backed securities, corporate bonds, high-
yield bonds and mortgage-backed securities are various types of spread product.
†”up-in-quality” takes into account the change in the quality of the goods.
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile).
These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The fund is also subject to risk from the use of derivatives, as many derivatives create investment leverage and are highly
volatile. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2020 - NVIT Core Bond Fund
Asset Allocation
1
Corporate Bonds 33.2%
Mortgage-Backed Securities 29.0%
Asset-Backed Securities 19.2%
U.S. Treasury Obligations 6.1%
Commercial Mortgage-Backed Securities 3.9%
Collateralized Mortgage Obligations 3.5%
U.S. Government Agency Securities 1.7%
Municipal Bonds 1.4%
Loan Participations 0.4%
Repurchase Agreements 0.4%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities 1.2%
100.0%
Top Industries
2
Banks 4.0%
Capital Markets 2.9%
Electric Utilities 2.8%
Multi-Utilities 2.1%
Oil, Gas & Consumable Fuels 1.6%
Aerospace & Defense 1.5%
Equity Real Estate Investment Trusts (REITs) 1.5%
Insurance 1.4%
Diversified Telecommunication Services 1.4%
Consumer Finance 1.1%
Other Industries
#
79.7%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.13%,
1/15/2030 3.5%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 1/25/2051 3.5%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 1/25/2051 3.4%
FNMA/FHLMC UMBS, 15 Year, Single Family,
1.50%, 1/25/2036 1.9%
FNMA UMBS, 2.50%, 5/1/2050 1.8%
U.S. Treasury Notes, 1.50%, 2/15/2030 1.6%
FHLMC UMBS, 1.50%, 1/1/2036 1.5%
FHLMC UMBS, 3.00%, 8/1/2050 1.5%
FNMA UMBS, 2.50%, 5/1/2028 1.4%
Tennessee Valley Authority, 5.88%, 4/1/2036 1.3%
Other Holdings
#
78.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of
Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Core Bond Fund - December 31, 2020 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 7.01% 5.01% 4.14% 3/24/2008
Class II 6.77% 4.75% 3.87% 3/24/2008
Class Y 7.17% 5.16% 4.29% 3/24/2008
Bloomberg Barclays U.S.
Aggregate Bond Index 7.51% 4.44% 3.84%
Expense Ratios
Expense
Ratio
^
Class I 0.59%
Class II 0.84%
Class Y 0.44%
^ Current effective prospectus dated April 29, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2020 - NVIT Core Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Bond Fund versus performance of the Bloomberg
Barclays (BBgBarc) U.S. Aggregate Bond Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Core Plus Bond Fund - December 31, 2020 - Fund Commentary - 19
For the annual period ended December 31, 2020, the NVIT
Core Plus Bond Fund (Class Y) returned 9.41% versus 7.51%
for its benchmark, the Bloomberg Barclays U.S. Aggregate
Bond Index. For broader comparison, the median return for the
Fund’s Morningstar® peer category, Intermediate Core-Plus
Bond (consisting of 602 funds as of December 31, 2020), was
8.10% for the same period. Performance for the Fund’s other
share classes versus its benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
As the wide-reaching impact of COVID-19 became evident,
credit spreads widened to levels not seen in a decade, and
treasury yields fell to record lows. Government restrictions and cautious consumers led to a sharp, sudden drop in economic
activity and a spike in unemployment. Responding to this
exogenous shock, central banks and policymakers globally
moved swiftly with monetary and fiscal policy accommodation, as well as measures intended to support orderly functioning of capital markets. Extensive monetary and fiscal policy actions facilitated an initial stabilization in credit markets while the approval of several vaccines later in the year allowed credit spreads to ultimately recover back to levels similar to before
COVID-19. On the other hand, treasury yields remain at
historically low levels – even if somewhat higher to end the year compared to the record lows seen earlier in the year. Despite much volatility, spread sectors, including investment grade
credit, non-investment grade credit, bank loans, emerging
market debt and securitized sectors, delivered positive total returns over the one-year period.
The largest contributors to relative outperformance during
the year were security selection within Investment Grade
Credit and sector allocations to Investment Grade Credit,
non-Investment Grade Credit and agency Mortgage Backed
Securities (“MBS”). The portfolio’s duration positioning was also additive. On the other hand, allocations to Emerging Market
debt, Commercial MBS and non-agency MBS detracted from
relative performance.
Following the great financial crisis, the inflation story was defined by a failure to consistently deliver at-or-above target inflation, primarily driven by structural disinflationary forces such as globalization and trade, technological disruption,
demographic trends and high debt levels. As a result, one
might expect the post-COVID crisis regime to exacerbate the
old trend. However, we see the current period as uniquely
different from the classic recession resulting from economic imbalances, such as in the early 1990s or 2000 – 2001.
The Fund utilized interest-rate futures and government-bond
futures for duration and yield curve management and also used currency futures for hedging; derivatives usage moderately
added to performance.
Subadviser:
Neuberger Berman Investment Advisers LLC
Portfolio Managers:
Thanos Bardas; David M. Brown, CFA; Nathan Kush; Thomas
A. Sontag; and Brad C. Tank
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund invests in high-yield securities, which are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2020 - NVIT Core Plus Bond Fund
Asset Allocation
1
Corporate Bonds 45.0%
Mortgage-Backed Securities 30.9%
U.S. Treasury Obligations 8.7%
Collateralized Mortgage Obligations 7.9%
Commercial Mortgage-Backed Securities 6.8%
Asset-Backed Securities 5.0%
Repurchase Agreements 3.3%
Foreign Government Securities 3.0%
U.S. Government Agency Securities 2.2%
Supranational 0.9%
Convertible Bond
†
0.0%
Futures Contracts
†
0.0%
Liabilities in excess of other assets
§
(13.7)%
100.0%
Top Industries
2
Banks 6.7%
Oil, Gas & Consumable Fuels 5.5%
Media 2.1%
Capital Markets 1.8%
Diversified Telecommunication Services 1.6%
Electric Utilities 1.6%
Health Care Providers & Services 1.5%
Semiconductors & Semiconductor Equipment 1.5%
Biotechnology 1.4%
Aerospace & Defense 1.2%
Other Industries
#
75.1%
100.0%
Top Holdings
2
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 1/25/2051 4.4%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 1/25/2051 2.3%
GNMA, 2.50%, 1/15/2051 2.3%
U.S. Treasury Inflation Linked Notes, 0.13%,
1/15/2030 2.3%
U.S. Treasury Notes, 0.88%, 11/15/2030 1.3%
GNMA, 2.00%, 1/15/2051 1.0%
U.S. Treasury Notes, 1.88%, 2/28/2022 0.9%
U.S. Treasury Inflation Linked Bonds, 1.38%,
2/15/2044 0.9%
U.S. Treasury Bonds, 1.13%, 5/15/2040 0.8%
Voya CLO Ltd., 1.49%, 7/20/2032 0.8%
Other Holdings
#
83.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of
Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Core Plus Bond Fund - December 31, 2020 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 9.31% 5.05% 4.16% 3/24/2008
Class II 9.04% 4.78% 3.90% 3/24/2008
Class Y 9.41% 5.19% 4.32% 3/24/2008
Bloomberg Barclays U.S.
Aggregate Bond Index 7.51% 4.44% 3.84%
Expense Ratios
Expense
Ratio
^
Class I 0.64%
Class II 0.89%
Class Y 0.49%
^ Current effective prospectus dated April 29, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2020 - NVIT Core Plus Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Plus Bond Fund versus performance of the Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Government Bond Fund - December 31, 2020 - Fund Commentary - 23
For the annual period ended December 31, 2020, the NVIT
Government Bond Fund (Class I) returned 6.08% versus
6.36% for its benchmark, the Bloomberg Barclays U.S.
Government/Mortgage Index. For broader comparison, the
median return for the Fund’s Morningstar® insurance funds
peer category, Intermediate Government (consisting of 234
funds as of December 31, 2020), was 5.44% for the same
period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
On a relative basis, the Fund underperformed the benchmark,
the Bloomberg Barclays U.S. Government/U.S. MBS Index, by
28 basis points* during 2020. The Fund’s out-of-benchmark
allocations to Agency Debentures, Asset Backed Securities
(“ABS”) and Non-Agency Housing significantly underperformed
in March as risk assets sold off aggressively. The spreading
COVID-19 weighed heavily on economic growth expectations,
resulting in massive liquidation of virtually anything considered a risk asset. Major domestic equity indices all fell into bear markets while U.S. Treasuries rallied strongly to push long-
term yields to record low levels. We took advantage of the
volatility by adding to our Agency Debenture and Non-Agency
Housing positions and added an allocation to Treasury Inflation-
Protected Securities (“TIPS”), all of which quickly rebounded.
Within Agency Mortgage Backed Securities (“MBS”), the
Fund began the year with an up-in-coupon bias. This position underperformed as volatility increased in March and the Federal
Reserve initiated purchases of Treasuries and lower coupon
Agency MBS. We responded by repositioning the portfolio to
reflect a down-in-coupon** bias for the remainder of the year, which benefitted performance in the second half.
The Fund was slightly long-duration for most of the period, which contributed positively to performance as rates fell throughout
2020. The Fund’s out-of-benchmark allocations to Agency
Debentures, TIPS, ABS and Non-Agency Housing contributed
positively to performance. The Fund’s overweight position in
TIPS performed well due to rising inflation expectations with the
Federal Reserve shifting its monetary policy strategy toward an average inflation targeting framework. The allocations
to Agency Debentures, ABS and Non-Agency Housing are
expected to be maintained on a view of better relative value.
During the year, the Fund employed the use of derivatives,
specifically U.S. Treasury Futures, to manage duration
exposure. Futures are an efficient means by which the
portfolio manager hedges the Fund’s exposure to changes in
interest rates and curve shape. The Fund was short Futures,
which detracted from performance as rates decreased for the
period. This was more than offset by our cash positions, which appreciated as rates fell.
There were no LIBOR impacts to the Fund during the reporting period.
The Fund did not experience any liquidity issues that had a
material impact on performance during the reporting period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Chad W. Finefrock, CFA and Gary R. Hunt, CFA
*Basis-point (“bps”) used to describe the percentage change in the value of financial instruments or the rate change in an index or other benchmark. One basis point is equivalent to 0.01%
(1/100th of a percent)
**”Up-in-coupon” refers to selling higher yielding coupons in exchange for lower yielding issues.
The Fund’s value is not guaranteed by the U.S. government
or any government agency. The Fund is subject to the risks
of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The fund is also subject to risk from the use of derivatives, as many derivatives create investment leverage and are highly volatile.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2020 - NVIT Government Bond Fund
Asset Allocation
1
Mortgage-Backed Securities 32.5%
U.S. Government Agency Securities 28.2%
U.S. Treasury Obligations 12.8%
Asset-Backed Securities 9.1%
Corporate Bonds 8.3%
Collateralized Mortgage Obligations 7.8%
Short-Term Investment 2.0%
Repurchase Agreements 1.9%
Futures Contracts (0.1)%
Liabilities in excess of other assets (2.5)%
100.0%
Top Holdings
2
Tennessee Valley Authority, 7.13%, 5/1/2030 6.9%
FFCB, 2.43%, 9/13/2027 5.3%
FNMA UMBS, 3.00%, 12/1/2047 4.1%
FNMA REMICS, 2.50%, 9/25/2042 3.8%
Private Export Funding Corp., 3.25%, 6/15/2025 3.4%
U.S. Treasury Bonds, 2.50%, 2/15/2046 3.4%
FFCB, 3.14%, 7/2/2026 3.3%
FHLB, 2.75%, 12/11/2026 2.8%
FHLB, 3.00%, 12/11/2026 2.5%
FHLMC UMBS, 1.50%, 1/1/2036 2.5%
Other Holdings
#
62.0%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Government Bond Fund - December 31, 2020 - Fund Commentary - 25
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 6.08% 2.99% 2.53% 11/8/1982
Class II 5.79% 2.74% 2.27% 7/8/2002
Class IV 6.09% 2.99% 2.53% 4/28/2003
Class Y 6.15% 3.13% 2.73% 4/30/2014
Bloomberg Barclays U.S.
Government/Mortgage
Index 6.36% 3.49% 3.16%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.71% 0.70%
Class II 0.96% 0.95%
Class IV 0.71% 0.70%
Class Y 0.56% 0.55%
^ Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

26 - Fund Commentary - December 31, 2020 - NVIT Government Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Government Bond Fund versus performance of the
Bloomberg Barclays (BBgBarc) U.S. Government (Govt)/Mortgage Index over the 10-year period ended 12/31/20. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Government Money Market Fund - December 31, 2020 - Fund Commentary - 27
For the annual period ended December 31, 2020, the NVIT
Government Money Market Fund (Class I) returned 0.24%
versus 0.28% for its benchmark, the iMoneyNet Money Fund
AverageTM Government All. Performance for the Fund’s other
share classes versus its benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
Please note that Federated Investment Management
Company was subadviser to the Fund from 1/1/2020 to
6/30/2020. Therefore, the following commentary reflects
that time period.
The reporting period could reasonably be divided into two
distinct time periods – the first two months were characterized by stable short-term interest rates, followed by the remaining four months experiencing sharply declining interest rates along with unprecedented U.S. fiscal stimulus and Treasury bill supply in response to the potential COVID-19 pandemic impact.
Following healthy Gross Domestic Product (“GDP”) growth of
2.4% in the fourth quarter of 2019, the trend reversed in the first and second quarters of 2020 with GDP falling 5.0% and 31.4%, respectively. The unemployment rate was among historical
lows at 3.5% for both January and February 2020 and then
increased sharply to hit a historical high of 14.8% in April 2020, before ending the period at 11.1% in June 2020. Inflation was moderate at the beginning of the period, then rose to near the
Federal Reserve’s 2% target level, then slowed significantly.
The year-over-year change in the price index for core personal consumption expenditure (“core PCE”) rose from 1.8% in
January 2020 to a peak of 1.9% in February 2020 and then fell to 0.9% in April 2020 before ending the period at 1.1% in June
2020.
The reporting period began with the Federal Reserve (“Fed”)
having left the Fed Funds Target Range unchanged at 1.50 –
1.75% at its December 2019 meeting, at which the Fed indicated
that “the current stance of monetary policy is appropriate to support sustained expansion of economic activity.” This was
perceived by market participants as a signal that the Fed was on hold. As such, the Fed left the Federal Funds Target Range unchanged at its January 2020 meeting as well. Meanwhile,
the first cases of COVID-19 were being discovered in Wuhan,
China in December 2019. By late-January, the virus had
spread to the U.S. and other countries around the globe. Citing the evolving risks to economic activity posed by COVID-19,
the Fed lowered the Federal Funds Target Range by a total
of 150 basis points* to 0.00 – 0.25%, within the first half of
March. In that same month, the U.S. government enacted
three separate phases of fiscal stimulus, including the CARES
Act, which totaled approximately $2.2 trillion. As the number of cases continued to grow in the U.S. and abroad, governments
implemented international travel restrictions, business closings, and stay-at-home orders in an effort to contain the spread of the virus. In the shadow of these restrictions, U.S. economic activity plummeted, and the unemployment rate soared.
In order to finance the fiscal stimulus plans, the U.S. Treasury issued an unprecedented $2.4 trillion in treasury bills during the second quarter of 2020. This resulted in significant supply for the money market portion of the yield curve. Also, during the reporting period, the Government Sponsored Enterprises
(“GSEs”) continued to issue floating rate securities tied to the
Secured Overnight Financing Rate (“SOFR”). SOFR has been
designated as an alternative to LIBOR when and if LIBOR is
phased out, as proposed, by the end of 2021. Simultaneously, there was a substantial amount of cash coming into the front end of the curve as investors sought liquidity in a period of relative uncertainty.
Over the six-month period, yields on Treasury securities fell notably. For instance, the yield on the one-month Treasury
bill declined 133 basis points*, from 1.45% at the beginning of the period to end at 0.12%. Similarly, the yield on the one-
year Treasury bill fell 143 basis points*, from 1.58% at the beginning of the period to end at 0.15%. Although the yields on both Treasury securities and repurchase agreements declined
during the reporting period, Treasury yields were somewhat
supported by the onslaught of bill supply relative to repurchase agreements.
We began the period with a relatively long average maturity
target range of thirty-five to forty-five days. This was in response to the expectation of short-term interest rates remaining stable or moving lower for an extended period of time. This maturity range was maintained throughout the reporting period. We
found value in Treasury and agency floating rate notes, which comprised 28% of Fund assets at period-end. This includes
SOFR-based floating rate securities, which comprised 18% of
Fund assets at the end of the period versus 13% at the beginning.
We also added to the Fund’s Treasury and agency fixed rate
securities, which comprised 36% of Fund assets at the end of the period versus 25% at the beginning. This was primarily
the result of an increasing allocation to Treasury bills, while the
Treasury note and agency security positions decreased. The
Fund’s weighted average maturity and weighted average life
stood at thirty-one days and ninety-nine days, respectively, at the end of June 2020, versus thirty-four and one hundred-
four days at the beginning of the period. The Fund’s maturity stance and security allocations allowed it to remain competitive with comparably invested money market funds.
There Fund did not experience any liquidity issues during the reporting period.
The Fund did not use derivatives during the reporting period.
There were no industry impacts to the Fund related to the
LIBOR transition during the reporting period.
Subadviser:
Federated Investment Management Company
The Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The
Fund is open to all investors and although it seeks to preserve

28 - Fund Commentary - December 31, 2020 - NVIT Government Money Market Fund
the value of the investment at $1.00 per share, it cannot
guarantee it will do so. You could lose money by investing in the Fund. The Fund may impose a fee upon sale of shares
or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market
conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial
support to the Fund at any time. The Fund may invest in shares of other government money market mutual funds, including
those advised by the Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Please refer to the most recent prospectus for a more detailed description of the Fund’s principal risks.
Please note that Dreyfus Cash Investment Securities
was subadviser to the Fund from 6/30/2020-12/31/2020.
Therefore, the following commentary reflects that time
period.
The 2020 calendar year, which coincides with the reporting
period, closed in a dramatically different manner than it began.
2020 began with the economy cruising along. Gross Domestic
Product (“GDP”) was above 2.0%, the unemployment rate sat at
3.5%, following 2019 when unemployment ranged from 3.5%-
4.0%. The policy rate the Federal Open Market Committee
(“FOMC”) uses to control short term interest rates, the federal funds rate, began 2020 in a range of 1.50%-1.75%.
However, things changed considerably in the first quarter of
2020, when the COVID-19 pandemic began to spread across
the globe. On March 3, the FOMC citing “evolving risks to
economic activity” from COVID-19, lowered the target range
for federal funds by 50 basis points*, to 1.00%-1.25%. In
subsequent weeks, the COVID-19 pandemic engulfed the
United States, and investors fled risk-assets. In a second
unscheduled move within two weeks, on March 15, the FOMC
once again lowered the target range for federal funds. This
time by 100 basis points*, to a range of 0.00%-0.25%. In
the accompanying statement to the policy move, the Federal
Reserve (“Fed”) cited a willingness to “use its full range of tools to support the flow of credit to households and businesses
and thereby promote its maximum employment and price
stability goals.” First quarter GDP contracted by -5.0%, and a fell a whopping -31.4% in the second quarter of 2020. Equity markets sold off in dramatic fashion, and credit markets began to seize-up. The monthly nonfarm payroll report showed job
losses in April amounted to 20.8 million and the unemployment rate rocketed to 14.8%.
In addition to lowering the Federal Funds Target Range, the Fed engaged in quantitative easing, a policy of buying Treasuries and Mortgage-Back Securities, and implemented a number of
programs designed to improve liquidity in in credit markets and smooth the overall workings of financial markets. The Money
Market Liquidity Facility (“MMLF”) was announced on March
18, and entailed the Federal Reserve Bank of Boston providing non-recourse loans to eligible financial institutions to purchase eligible assets from money market funds. This program was
effective in providing liquidity to prime money market funds seeking to sell commercial paper and certificates of deposit, at amortized cost. The program peaked at $53.2 billion in April before falling to $3.6 billion at the end of the year, as conditions improved.
In additional to monetary stimulus provided by the Fed during the pandemic, Congress added fiscal stimulus, passing the
$2.2 trillion Coronavirus Aid, Relief and Economic Security
(CARES) Act, which was signed into law by President Trump on
March 27, 2020. The CARES Act included $300 billion in cash
payments to Americans, increased unemployment benefits,
and created the Paycheck Protection Program which provided
loans to small businesses.
As a result of these collective measures, economic conditions improved in the middle of the year. Jobs came back to the
economy. June was the peak month of job growth with 4.8
million jobs added to the U.S. economy. The unemployment
rate continued to fall from April throughout the remainder of the year, closing at 6.7% in December. However, after consecutive monthly job gains in the economy beginning in May, the month of December saw a return to job losses, with 140,000 Americans added to the unemployed rolls. This downturn headed into the winter will bolster calls for quick action for further direct payment to individuals as well as new programs to assist businesses
severely impacted by the pandemic.
2020 was characterized by the swift moves from the Fed to
lower interest rates to the zero bound, and little expectation for the Fed to raise short-term rates exists. This was evidenced by the most recent Summary of Economic Projections, released
at the December FOMC meeting, which indicated no expected
rate hikes through 2023. Therefore, we added incremental
yield by purchasing longer dated U.S. Treasury floating rate notes, as well as U.S. government agency floating rate notes.
Amidst a flat government yield curve in the money market
space (overnight to 13-month maturities), these holdings have provided incremental yield in addition to core holdings of fixed rate U.S. Treasuries, U.S government agency securities and
repurchase agreements collateralized fully by U.S. government securities. We intend to continue to implement this strategy in 2021, should we believe current market conditions warrant.
The Fund did not invest in derivatives during the reporting
period.
Subadviser:
Dreyfus Cash Investment Securities
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis
point is equal .001 or 1/100th of 1%.
The Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The
Fund is open to all investors and although it seeks to preserve the value of the investment at $1.00 per share, it cannot
guarantee it will do so. You could lose money by investing in the Fund. The Fund may impose a fee upon sale of shares

NVIT Government Money Market Fund - December 31, 2020 - Fund Commentary - 29
or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market
conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial
support to the Fund at any time. The Fund may invest in shares of other government money market mutual funds, including
those advised by the Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Please refer to the most recent prospectus for a more detailed description of the Fund’s principal risks.
Asset Allocation
1
U.S. Treasury Obligations 45.5%
U.S. Government Agency Securities 29.6%
Repurchase Agreements 24.8%
Other assets in excess of liabilities 0.1%
100.0%
Top Holdings
2
U.S. Treasury Bills, 0.10%, 2/4/2021 5.8%
U.S. Treasury Bills, 0.08%, 2/16/2021 5.8%
U.S. Treasury Bills, 0.10%, 1/28/2021 5.4%
U.S. Treasury Bills, 0.09%, 3/25/2021 4.1%
U.S. Treasury Bills, 0.10%, 1/5/2021 3.9%
FHLB, 0.11%, 1/29/2021 3.8%
FHLB Discount Notes, 0.08%, 1/12/2021 3.8%
U.S. Treasury Bills, 0.11%, 5/13/2021 2.5%
U.S. Treasury Bills, 0.11%, 5/6/2021 2.4%
U.S. Treasury Bills, 0.09%, 2/25/2021 2.3%
Other Holdings
#
60.2%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

30 - Fund Commentary - December 31, 2020 - NVIT Government Money Market Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 0.24% 0.77% 0.38% 11/10/1981
Class II 0.18% 0.61% 0.31% 12/14/2009
Class IV 0.24% 0.77% 0.38% 4/28/2003
Class Y 0.29% N/A 1.20% 9/28/2018
Class V 0.26% 0.80% 0.40% 10/31/2002
iMoneyNet Money Fund
Average
TM
Government All 0.28% 0.80% 0.41%
Expense Ratios
Expense
Ratio
^
Class I 0.50%
Class II 0.75%
Class IV 0.50%
Class V 0.45%
Class Y 0.35%
^ Current effective prospectus dated April 29, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Government Money Market Fund - December 31, 2020 - Fund Commentary - 31
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Government Money Market Fund versus performance of the iMoneyNet Money Fund Average
TM
Government All over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - December 31, 2020 - NVIT Short Term Bond Fund
For the annual period ended December 31, 2020, the NVIT
Short Term Bond Fund (Class Y) returned 3.32% versus 3.33%
for its benchmark, the Bloomberg Barclays U.S. Government/
Credit Bond 1-3 Year Index. For broader comparison, the
median return for the Fund’s Morningstar® insurance funds
peer category, Short-Term Bond (consisting of 574 funds
as of December 31, 2020), was 3.73% for the same period.
Performance for the Fund’s other share classes versus its
benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
On a relative basis, the portfolio underperformed the
benchmark, the Barclay’s U.S. Government/Credit 1-3yr
Index, by .01 basis points* during 2020. Treasuries were the
Fund’s largest underweight position and the biggest detractor from performance. Treasuries modestly outperformed spread
product** during 2020. The Fund’s underweight to Investment
Grade Corporate Bonds contributed negatively to performance, as corporates outperformed most other spread related sectors.
The Fund’s position in investment grade outperformed relative to the benchmark but detracted from performance due mainly
to security selection.
The Fund was overweight in non-Investment Grade Corporate
Bonds and outperformed relative to the benchmark as fallen
angels recovered dramatically after “gapping out” (when a
stock opens above or below the previous day's close with no
trading activity in between) at the onset of the COVID-19 crisis in March. The Fund’s overweight positions in Asset Backed
Securities (“ABS”), agency Mortgage Backed Securities
(“MBS”), non-agency MBS, and Commercial MBS performed
well.  These positions were in High-Quality Bonds with attractive spreads. They all contributed positively to outperformance as spreads tightened for the remainder of 2020 after “gapping out”
in March. The Fund’s overweight position in Treasury Inflation
Protected Securities (“TIPS”) also performed well due to rising inflation expectations with the Federal Reserve shifting its monetary policy strategy toward an average inflation targeting framework.
During the year, the Fund employed the use of derivatives,
specifically Treasury Futures, to manage duration exposure.
Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates.
The Fund used futures to hedge the longer duration of our
corporates and Agency MBS relative to the benchmark, which
contributed negatively to performance as rates declined over the period. Over 80% of the NVIT Short Term Bond rated
single-A or higher. The “up-in-quality”† bias helped limit some of the downside brought on by the unusual bear market as a
function of an extremely unique recession brought on by the
COVID-19 crisis.
There Fund did not experience any liquidity issues during the reporting period.
There were no industry impacts to the Fund related to the
LIBOR transition during the reporting period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA and Corsan Maley
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis
point is equal .001 or 1/100th of 1%.
** “Spread product” is the term for taxable (as opposed to
municipal) bonds that are not Treasury securities. Agency
securities, asset-backed securities, corporate bonds, high-
yield bonds and mortgage-backed securities are various types of spread product.
†”up-in-quality” takes into account the change in the quality of the goods.
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile).
These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.

NVIT Short Term Bond Fund - December 31, 2020 - Fund Commentary - 33
Asset Allocation
1
U.S. Treasury Obligations 42.0%
Asset-Backed Securities 22.4%
Corporate Bonds 19.9%
Mortgage-Backed Securities 13.3%
Collateralized Mortgage Obligations 8.7%
Repurchase Agreements 1.3%
Exchange Traded Fund 0.6%
Loan Participations 0.6%
Commercial Mortgage-Backed Securities 0.2%
Futures Contracts
†
0.0%
Liabilities in excess of other assets
§
(9.0)%
100.0%
Top Industries
2
Banks 3.3%
Oil, Gas & Consumable Fuels 2.4%
Capital Markets 2.3%
Pharmaceuticals 2.0%
Insurance 1.2%
Electric Utilities 1.0%
Beverages 0.7%
Biotechnology 0.7%
Diversified Telecommunication Services 0.7%
Media 0.6%
Other Industries
#
85.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.25%, 4/15/2023 10.1%
U.S. Treasury Inflation Linked Notes, 0.13%,
7/15/2022 4.5%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 1/25/2051 4.2%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 1/25/2051 3.3%
U.S. Treasury Inflation Linked Notes, 0.13%,
1/15/2030 3.2%
U.S. Treasury Notes, 2.63%, 1/31/2026 3.2%
U.S. Treasury Notes, 2.00%, 5/31/2024 2.9%
U.S. Treasury Notes, 2.38%, 8/15/2024 2.8%
FHLMC UMBS, 1.50%, 1/1/2036 2.2%
U.S. Treasury Notes, 0.13%, 6/30/2022 1.6%
Other Holdings
#
62.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of
Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

34 - Fund Commentary - December 31, 2020 - NVIT Short Term Bond Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 3.20% 2.64% 1.94% 3/24/2008
Class II 2.83% 2.36% 1.68% 3/24/2008
Class Y 3.32% 2.78% 2.09% 3/24/2008
Bloomberg Barclays U.S.
1-3 Year Government/
Credit Bond Index 3.33% 2.21% 1.60%
Expense Ratios
Expense
Ratio
^
Class I 0.54%
Class II 0.79%
Class Y 0.39%
^ Current effective prospectus dated April 29, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Short Term Bond Fund - December 31, 2020 - Fund Commentary - 35
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Short Term Bond Fund versus performance of the
Bloomberg Barclays (BBgBarc) U.S. 1-3 Year Government (Govt)/Credit Bond Index over the 10-year period ended 12/31/20.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

36 - Shareholder Expense Example - December 31, 2020 - Fixed Income Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2020)
and continued to hold your shares at the end of the reporting period (December 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2020 through December 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2020 through December 31, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
Amundi NVIT Multi Sector Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,100.80 4.38 0.83
Hypothetical
(b)(c)
1,000.00 1,020.96 4.22 0.83
DoubleLine NVIT Total Return Tactical Fund
Class I Shares
Actual
(b)
1,000.00 1,022.00 4.22 0.83
Hypothetical
(b)(c)
1,000.00 1,020.96 4.22 0.83
Class II Shares
Actual
(b)
1,000.00 1,021.10 4.98 0.98
Hypothetical
(b)(c)
1,000.00 1,020.21 4.98 0.98
Class Y Shares
Actual
(b)
1,000.00 1,022.60 2.95 0.58
Hypothetical
(b)(c)
1,000.00 1,022.22 2.95 0.58
Federated NVIT High Income Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,104.30 4.81 0.91
Hypothetical
(b)(c)
1,000.00 1,020.56 4.62 0.91

Fixed Income Funds - December 31, 2020 - Shareholder Expense Example - 37
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT Core Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,021.00 3.05 0.60
Hypothetical
(b)(c)
1,000.00 1,022.12 3.05 0.60
Class II Shares
Actual
(b)
1,000.00 1,019.40 4.31 0.85
Hypothetical
(b)(c)
1,000.00 1,020.86 4.32 0.85
Class Y Shares
Actual
(b)
1,000.00 1,021.50 2.29 0.45
Hypothetical
(b)(c)
1,000.00 1,022.87 2.29 0.45
NVIT Core Plus Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,040.70 3.33 0.65
Hypothetical
(b)(c)
1,000.00 1,021.87 3.30 0.65
Class II Shares
Actual
(b)
1,000.00 1,039.80 4.61 0.90
Hypothetical
(b)(c)
1,000.00 1,020.61 4.57 0.90
Class Y Shares
Actual
(b)
1,000.00 1,041.00 2.57 0.50
Hypothetical
(b)(c)
1,000.00 1,022.62 2.54 0.50
NVIT Government Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,003.60 3.53 0.70
Hypothetical
(b)(c)
1,000.00 1,021.62 3.56 0.70
Class II Shares
Actual
(b)
1,000.00 1,002.30 4.78 0.95
Hypothetical
(b)(c)
1,000.00 1,020.36 4.82 0.95
Class IV Shares
Actual
(b)
1,000.00 1,013.50 4.00 0.79
Hypothetical
(b)(c)
1,000.00 1,021.17 4.01 0.79
Class Y Shares
Actual
(b)
1,000.00 1,004.30 2.82 0.56
Hypothetical
(b)(c)
1,000.00 1,022.32 2.85 0.56
NVIT Government Money Market Fund
Class I Shares
Actual
(b)
1,000.00 1,000.00 0.90 0.18
Hypothetical
(b)(c)
1,000.00 1,024.23 0.92 0.18
Class II Shares
Actual
(b)
1,000.00 1,000.00 0.90 0.18
Hypothetical
(b)(c)
1,000.00 1,024.23 0.92 0.18
Class IV Shares
Actual
(b)
1,000.00 1,000.00 0.90 0.18
Hypothetical
(b)(c)
1,000.00 1,024.23 0.92 0.18
Class V Shares
Actual
(b)
1,000.00 1,000.00 0.90 0.18
Hypothetical
(b)(c)
1,000.00 1,024.23 0.92 0.18
Class Y Shares
Actual
(b)
1,000.00 1,000.00 0.90 0.18
Hypothetical
(b)(c)
1,000.00 1,024.23 0.92 0.18

38 - Shareholder Expense Example - December 31, 2020 - Fixed Income Funds
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT Short Term Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,015.30 2.74 0.54
Hypothetical
(b)(c)
1,000.00 1,022.42 2.75 0.54
Class II Shares
Actual
(b)
1,000.00 1,013.50 4.00 0.79
Hypothetical
(b)(c)
1,000.00 1,021.17 4.01 0.79
Class Y Shares
Actual
(b)
1,000.00 1,016.50 1.98 0.39
Hypothetical
(b)(c)
1,000.00 1,023.18 1.98 0.39
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

Amundi NVIT Multi Sector Bond Fund - December 31, 2020 - Statement of Investments - 39
po
Asset-Backed Securities 7.3%
Principal
Amount ($) Value ($)
Airlines 0.8%
Air Canada Pass-Through
Trust, Series 2020-2, Class
A, 5.25%, 4/1/2029(a) 1,240,000 1,324,939
Alaska Airlines Pass-Through
Trust, Series 2020-1, Class
A, 4.80%, 8/15/2027(a) 810,000 892,064
2,217,003
Automobiles 1.7%
CIG Auto Receivables Trust,
Series 2019-1A, Class D,
4.85%, 5/15/2026(a) 1,150,000 1,170,776
United Auto Credit
Securitization Trust, Series
2019-1, Class E, 4.29%,
8/12/2024(a) 1,450,000 1,482,075
Westlake Automobile
Receivables Trust, Series
2019-1A, Class E, 4.49%,
7/15/2024(a) 2,000,000 2,091,356
4,744,207
Credit Card 0.4%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,244,124
Other 4.4%
Amur Equipment Finance
Receivables V LLC, Series
2018-1A, Class E, 5.36%,
4/22/2024(a) 800,000 814,552
Amur Equipment Finance
Receivables VI LLC, Series
2018-2A, Class E, 5.45%,
11/20/2023(a) 300,000 302,199
Kabbage Funding LLC
Series 2019-1, Class C,
4.61%, 3/15/2024(a) 508,083 508,031
Series 2019-1, Class D,
5.69%, 3/15/2024(a) 1,000,000 941,526
Progress Residential Trust
Series 2019-SFR1, Class E,
4.47%, 8/17/2035(a) 5,000,000 5,154,456
Series 2020-SFR2, Class E,
5.12%, 6/17/2037(a) 730,000 777,335
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
2.27%, 2/20/2030(a)(b) 650,000 639,347
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 420,873 423,690
Symphony CLO XXII Ltd.,
Series 2020-22A, Class C,
2.37%, 4/18/2033(a)(b) 400,000 400,153
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 1,052,814
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
York CLO-4 Ltd., Series
2016-2A, Class CR, 2.37%,
4/20/2032(a)(b) 1,000,000 994,025
12,008,128
Total Asset-Backed Securities
(cost $19,656,098)
20,213,462
Collateralized Mortgage Obligations 19.5%
Angel Oak Mortgage Trust I
LLC, Series 2019-2, Class
B2, 6.29%, 3/25/2049(a)(b) 2,250,000 2,308,769
Bellemeade Re Ltd.
Series 2019-1A, Class B1,
4.15%, 3/25/2029(a)(b) 880,000 861,871
Series 2020-4A, Class B1,
5.15%, 6/25/2030(a)(b) 295,000 296,196
Series 2020-2A, Class B1,
8.65%, 8/26/2030(a)(b) 800,000 833,541
Bunker Hill Loan Depositary
Trust, Series 2020-1, Class
M1, 4.35%, 2/25/2055(a)(c) 1,311,000 1,371,524
Connecticut Avenue Securities
Trust
Series 2019-HRP1, Class
B1, 9.40%, 11/25/2039(a)(b) 4,100,000 3,865,010
Series 2020-R01, Class
1M2, 2.20%, 1/25/2040(a)
(b) 410,000 407,827
Series 2020-SBT1, Class
1M2, 3.80%, 2/25/2040(a)
(b) 960,000 963,437
Eagle RE Ltd.
Series 2019-1, Class B1,
4.65%, 4/25/2029(a)(b) 2,850,000 2,796,280
Series 2020-2, Class B1,
7.15%, 10/25/2030(a)(b) 1,360,000 1,358,988
FHLMC STACR REMIC Trust
Series 2020-DNA2, Class
M2, 2.00%, 2/25/2050(a)(b) 1,535,000 1,525,580
Series 2020-HQA2, Class
M2, 3.25%, 3/25/2050(a)(b) 1,160,000 1,167,976
Series 2020-HQA2, Class
B1, 4.25%, 3/25/2050(a)(b) 1,380,000 1,389,469
Series 2020-DNA3, Class
B1, 5.25%, 6/25/2050(a)(b) 1,660,000 1,724,408
Series 2020-HQA4, Class
B1, 5.40%, 9/25/2050(a)(b) 280,000 291,860
Series 2020-DNA5, Class
B2, 11.58%, 10/25/2050(a)
(b) 1,280,000 1,566,194
Series 2020-DNA6, Class
B2, 5.73%, 12/25/2050(a)(b) 1,070,000 1,085,725
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 11.15%, 10/25/2048(a)
(b) 2,800,000 3,177,843

40 - Statement of Investments - December 31, 2020 - Amundi NVIT Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-HQA1, Class
B2, 12.40%, 2/25/2049(a)(b) 2,550,000 2,932,811
Series 2019-DNA2, Class
B2, 10.65%, 3/25/2049(a)(b) 2,110,000 2,249,558
Series 2019-HQA2, Class
B2, 11.40%, 4/25/2049(a)(b) 1,130,000 1,254,110
Series 2019-DNA3, Class
B2, 8.30%, 7/25/2049(a)(b) 3,050,000 3,108,711
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2020-HQA5, Class
B2, 7.48%, 11/25/2050(a)(b) 1,140,000 1,242,418
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 3,615,519 437,890
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 2,117,861 231,279
Home RE Ltd.
Series 2020-1, Class M2,
5.40%, 10/25/2030(a)(b) 1,150,000 1,183,172
Series 2020-1, Class B1,
7.15%, 10/25/2030(a)(b) 300,000 307,450
New Residential Mortgage
Loan Trust, Series 2019-
NQM2, Class B1, 5.21%,
4/25/2049(a)(b) 3,000,000 3,128,441
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.50%, 7/25/2029(a)(b) 3,270,000 3,217,618
STACR Trust
Series 2018-DNA2, Class
M2, 2.30%, 12/25/2030(a)
(b) 240,000 237,593
Series 2018-HRP2, Class
B2, 10.65%, 2/25/2047(a)(b) 2,000,000 2,170,081
Traingle Re Ltd., Series
2020-1, Class B1, 7.90%,
10/25/2030(a)(b) 250,000 251,691
Verus Securitization Trust
Series 2019-2, Class B1,
4.44%, 5/25/2059(a)(b) 850,000 858,697
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)(b) 850,000 835,625
Series 2020-INV1, Class
A3, 3.89%, 3/25/2060(a)(b) 650,000 683,326
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)(b) 100,000 104,100
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)(b) 110,000 111,741
Series 2020-2, Class M1,
5.36%, 5/25/2060(a)(b) 740,000 769,540
Series 2020-2, Class B1,
5.36%, 5/25/2060(a)(b) 350,000 354,173
Vista Point Securitization
Trust, Series 2020-1, Class
B1, 5.38%, 3/25/2065(a)(b) 970,000 999,984
Total Collateralized Mortgage Obligations
(cost $51,437,261)
53,662,507
Commercial Mortgage-Backed Securities 4.4%
Principal
Amount ($) Value ($)
COMM Mortgage Trust
Series 2015-CR26, Class D,
3.48%, 10/10/2048(b) 3,000,000 2,732,404
Series 2019-GC44, Class
D, 2.50%, 8/15/2057(a) 2,120,000 1,865,391
JPMDB Commercial Mortgage
Securities Trust , Series
2016-C2, Class D, 3.35%,
6/15/2049(a)(b) 2,500,000 1,601,759
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.22%, 4/15/2048(a)(b) 2,000,000 1,452,736
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,734,938
Multifamily Connecticut
Avenue Securities Trust ,
Series 2019-01, Class CE,
8.90%, 10/15/2049(a)(b) 2,136,000 1,799,995
Total Commercial Mortgage-Backed
Securities
(cost $13,336,273) 12,187,223
Common Stocks 0.3%
Shares
Energy Equipment & Services 0.3%
FTS International, Inc.,
Class A *(d) 35,815 687,648
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC *^∞ 6,672 0
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $728,769)
687,648
Convertible Bonds 2.6%
Principal
Amount ($)
Airlines 1.3%
Air Canada, 4.00%,
7/1/2025(a) 1,377,000 2,031,075
Southwest Airlines Co.,
1.25%, 5/1/2025 1,110,000 1,612,275
3,643,350
Hotels, Restaurants & Leisure 1.1%
Carnival Corp., 5.75%,
4/1/2023(a) 1,060,000 2,507,859
Royal Caribbean Cruises Ltd.,
4.25%, 6/15/2023(a) 355,000 471,882
2,979,741

Amundi NVIT Multi Sector Bond Fund - December 31, 2020 - Statement of Investments - 41
Convertible Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0.2%
Tricida , Inc., 3.50%,
5/15/2027(a) 1,260,000 631,761
Total Convertible Bonds
(cost $5,209,486)
7,254,852
Convertible Preferred Stock 0.4%
Banks 0.4%
Wells Fargo & Co., 7.50%, 692 1,050,387
Total Convertible Preferred
Stock (cost $1,020,219) 1,050,387
Corporate Bonds 52.6%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 1,434,422
Air Freight & Logistics 0.6%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a)(d) 1,530,000 1,705,950
Airlines 1.6%
British Airways Pass-Through
Trust ,
Series 2020-1, Class B,
8.38%, 11/15/2028(a) 340,000 376,680
Series 2020-1, Class A,
4.25%, 11/15/2032(a) 360,000 385,585
Delta Air Lines, Inc. ,
4.75%, 10/20/2028(a) 600,000 654,665
Gol Finance SA ,
8.00%, 6/30/2026∞(a) 1,440,000 1,420,200
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 1,335,000 1,435,125
4,272,255
Auto Components 0.5%
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 1,247,000 1,313,808
Automobiles 1.2%
Ford Motor Co. ,
8.50%, 4/21/2023 695,000 783,668
9.00%, 4/22/2025 695,000 854,051
General Motors Co. ,
6.13%, 10/1/2025 1,269,000 1,538,949
3,176,668
Banks 6.5%
AIB Group plc ,
(ICE LIBOR USD 3
Month + 1.87%), 4.26%,
4/10/2025(a)(d)(e) 1,475,000 1,612,478
Banco Santander SA ,
2.75%, 12/3/2030 400,000 412,826
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.67%),
8.00%, 6/15/2024(e)(f) 1,750,000 1,951,250
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.94%),
4.50%, 2/25/2030(a)(d)(e)(f) 1,160,000 1,172,215
Citigroup, Inc. ,
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e)(f) 1,505,000 1,546,523
JPMorgan Chase & Co. ,
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(e)(f) 923,000 971,024
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 2,100,000 2,168,250
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(e) 1,815,000 1,877,091
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(a)(e) 1,535,000 1,547,193
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.51%),
5.38%, 11/18/2030(a)(d)
(e)(f) 1,130,000 1,198,218
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(e) 3,000,000 3,378,712
17,835,780
Beverages 0.5%
Bacardi Ltd. ,
5.30%, 5/15/2048(a)(d) 1,000,000 1,384,963
Building Products 0.9%
Standard Industries, Inc. ,
4.38%, 7/15/2030(a) 1,190,000 1,272,979
Summit Materials LLC ,
6.50%, 3/15/2027(a) 1,122,000 1,192,125
2,465,104
Capital Markets 1.9%
Charles Schwab Corp. (The) ,
Series H, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 3.08%), 4.00%,
12/01/2030(e)(f) 1,465,000 1,541,913

42 - Statement of Investments - December 31, 2020 - Amundi NVIT Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.55%),
4.50%, 9/03/2030(a)(e)(f) 815,000 818,993
VistaJet Malta Finance plc ,
10.50%, 6/1/2024(a) 2,688,000 2,755,200
5,116,106
Chemicals 2.3%
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 1,600,000 1,646,000
INEOS Finance plc ,
2.88%, 5/1/2026(a) EUR 1,685,000 2,083,902
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 1,355,000 1,443,780
OCI NV ,
3.13%, 11/1/2024(a) 1,000,000 1,255,245
6,428,927
Construction & Engineering 1.4%
PowerTeam Services LLC ,
9.03%, 12/4/2025(a) 2,105,000 2,342,044
Stoneway Capital Corp. ,
10.00%, 3/1/2027(a)(g) 3,542,332 1,416,933
3,758,977
Consumer Finance 3.6%
ASG Finance Designated
Activity Co. ,
7.88%, 12/3/2024(a) 1,995,000 1,696,149
Avation Capital SA ,
6.50%, 5/15/2021(a) 2,000,000 1,460,000
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 1,780,000 1,818,488
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 1,585,000 1,623,135
2.33%, 11/25/2025 1,890,000 2,340,897
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(h) 1,238,318 1,078,266
10,016,935
Diversified Telecommunication Services 0.5%
Altice France SA ,
5.13%, 1/15/2029(a)(d) 200,000 207,000
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(d) 1,135,000 1,142,945
1,349,945
Electric Utilities 1.5%
Adani Electricity Mumbai Ltd. ,
3.95%, 2/12/2030(a) 500,000 529,500
NRG Energy, Inc. ,
3.38%, 2/15/2029(a) 385,000 394,163
3.63%, 2/15/2031(a) 550,000 565,840
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a) 2,500,000 2,650,000
4,139,503
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0.8%
Archrock Partners LP ,
6.25%, 4/1/2028(a) 575,000 598,552
Transocean Sentry Ltd. ,
5.38%, 5/15/2023(a) 1,663,864 1,514,116
Transocean, Inc. ,
8.00%, 2/1/2027(a) 297,000 142,560
2,255,228
Entertainment 0.7%
Netflix, Inc. ,
3.63%, 6/15/2030(a) EUR 1,470,000 2,038,765
Equity Real Estate Investment Trusts (REITs) 2.3%
iStar , Inc. ,
4.75%, 10/1/2024 840,000 850,500
4.25%, 8/1/2025 1,955,000 1,930,563
Lexington Realty Trust ,
2.70%, 9/15/2030 860,000 894,746
MPT Operating Partnership
LP ,
4.63%, 8/1/2029 1,070,000 1,150,250
3.50%, 3/15/2031 1,360,000 1,404,200
6,230,259
Hotels, Restaurants & Leisure 4.4%
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a)(d) 2,470,000 2,734,346
Enterprise Development
Authority (The) ,
12.00%, 7/15/2024(a) 1,950,000 2,196,187
Grupo Posadas SAB de CV ,
7.88%, 6/30/2022(a)(d)(g) 768,000 330,240
Hilton Domestic Operating
Co., Inc. ,
3.75%, 5/1/2029(a) 905,000 943,635
4.00%, 5/1/2031(a)(d) 865,000 912,670
Hyatt Hotels Corp. ,
5.38%, 4/23/2025 580,000 655,347
Marriott International, Inc. ,
4.63%, 6/15/2030(d) 343,000 402,299
Series GG, 3.50%,
10/15/2032 920,000 1,005,969
Sands China Ltd. ,
4.38%, 6/18/2030(a) 515,000 572,665
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a) 965,000 1,037,578
Station Casinos LLC ,
4.50%, 2/15/2028(a) 1,415,000 1,425,612
12,216,548
Insurance 2.3%
CNO Financial Group, Inc. ,
5.25%, 5/30/2029 1,205,000 1,454,073
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(e) 2,510,000 3,083,714

Amundi NVIT Multi Sector Bond Fund - December 31, 2020 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Liberty Mutual Group, Inc. ,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(a)(e) EUR 450,000 564,328
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 1,171,379
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(e) 170,000 177,215
6,450,709
Internet & Direct Marketing Retail 0.6%
Expedia Group, Inc. ,
4.63%, 8/1/2027(a) 1,460,000 1,630,201
Machinery 0.2%
ATS Automation Tooling
Systems, Inc. ,
4.13%, 12/15/2028(a) 600,000 610,500
Media 2.9%
Clear Channel International
BV ,
6.63%, 8/1/2025(a) 300,000 316,500
Clear Channel Worldwide
Holdings, Inc. ,
9.25%, 2/15/2024(d) 1,350,000 1,366,875
CSC Holdings LLC ,
4.63%, 12/1/2030(a)(d) 1,400,000 1,461,250
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(d) 958,000 579,590
MDC Partners, Inc. ,
6.50%, 5/1/2024(a) 3,343,000 3,388,906
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a)(d) 140,000 145,949
5.38%, 1/15/2031(a) 160,000 168,257
Sinclair Television Group, Inc. ,
4.13%, 12/1/2030(a)(d) 615,000 629,840
8,057,167
Metals & Mining 0.9%
Joseph T Ryerson & Son, Inc. ,
8.50%, 8/1/2028(a) 508,000 575,310
Metinvest BV ,
7.75%, 10/17/2029(a) 1,000,000 1,089,780
Novelis Corp. ,
4.75%, 1/30/2030(a) 761,000 819,875
2,484,965
Oil, Gas & Consumable Fuels 9.1%
Baytex Energy Corp. ,
8.75%, 4/1/2027(a) 1,750,000 1,111,250
Cameron LNG LLC ,
3.40%, 1/15/2038(a) 888,000 967,378
Cenovus Energy, Inc. ,
5.38%, 7/15/2025(d) 1,750,000 1,972,670
Enable Midstream Partners
LP ,
4.95%, 5/15/2028 1,350,000 1,395,074
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer Operating LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 2,200,000 2,090,000
EnLink Midstream Partners
LP ,
5.60%, 4/1/2044 540,000 433,350
5.05%, 4/1/2045 420,000 333,900
5.45%, 6/1/2047 1,620,000 1,300,050
EQT Corp. ,
5.00%, 1/15/2029 250,000 263,580
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 865,000 904,193
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 1,755,000 1,812,038
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,537,108
MPLX LP ,
4.50%, 4/15/2038 410,000 468,411
5.50%, 2/15/2049 345,000 453,598
Neptune Energy Bondco plc ,
6.63%, 5/15/2025(a) 1,450,000 1,434,442
PBF Holding Co. LLC ,
9.25%, 5/15/2025(a)(d) 725,000 711,007
6.00%, 2/15/2028 1,795,000 1,025,394
Petroleos Mexicanos ,
6.84%, 1/23/2030 1,940,000 2,030,753
5.95%, 1/28/2031(d) 328,000 327,180
6.75%, 9/21/2047 640,000 600,000
Tallgrass Energy Partners LP ,
6.00%, 3/1/2027(a) 1,650,000 1,709,813
Tengizchevroil Finance Co.
International Ltd. ,
2.63%, 8/15/2025(a) 1,955,000 2,033,380
24,914,569
Paper & Forest Products 0.3%
Clearwater Paper Corp. ,
4.75%, 8/15/2028(a) 845,000 874,575
Personal Products 0.5%
Edgewell Personal Care Co. ,
5.50%, 6/1/2028(a) 1,195,000 1,284,266
Pharmaceuticals 0.6%
Bausch Health Americas, Inc. ,
8.50%, 1/31/2027(a) 940,000 1,045,440
Teva Pharmaceutical Finance
Netherlands II BV ,
6.00%, 1/31/2025 EUR 515,000 682,627
1,728,067
Software 0.9%
Citrix Systems, Inc. ,
3.30%, 3/1/2030 2,170,000 2,396,165

44 - Statement of Investments - December 31, 2020 - Amundi NVIT Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0.8%
Michaels Stores, Inc. ,
8.00%, 7/15/2027(a)(d) 2,003,000 2,153,225
Thrifts & Mortgage Finance 0.7%
Nationstar Mortgage Holdings,
Inc. ,
6.00%, 1/15/2027(a) 660,000 700,425
5.50%, 8/15/2028(a) 870,000 915,675
5.13%, 12/15/2030(a)(d) 360,000 376,279
1,992,379
Trading Companies & Distributors 0.3%
Air Lease Corp. ,
3.13%, 12/1/2030 880,000 914,440
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc. ,
2.55%, 2/15/2031(a)(d) 1,090,000 1,144,576
3.30%, 2/15/2051(a) 1,090,000 1,121,425
2,266,001
Total Corporate Bonds
(cost $140,010,150)
144,897,372
Foreign Government Securities 2.5%
QATAR 1.5%
State of Qatar ,
5.10%, 4/23/2048(a) 240,000 337,380
4.82%, 3/14/2049(a) 2,755,000 3,758,867
4,096,247
UNITED ARAB EMIRATES 1.0%
United Arab Emirates
Government Bond ,
3.13%, 9/30/2049(a) 2,640,000 2,824,800
Total Foreign Government Securities
(cost $5,579,792)
6,921,047
Loan Participations 3.2%
Airlines 0.6%
Grupo Aeromexico SAB de
CV, Term Loan, (ICE LIBOR
USD 1 Month + 0.00%),
9.00%, 12/31/2021 (e) 1,680,000 1,663,200
0
Auto Components 0.8%
First Brands Group, LLC, First
Lien Term Loan B, (ICE
LIBOR USD 3 Month +
7.50%), 8.50%, 2/2/2024 (e) 2,240,345 2,229,144
0
Food Products 0.7%
JBS USA Lux SA, Term Loan,
(ICE LIBOR USD 1 Month +
2.00%), 2.57%, 5/1/2026 (e) 1,989,463 1,972,055
0
Loan Participations
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 1.1%
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month +
9.00%), 11.00%, 12/23/2025
(e) 2,922,700 2,922,700
0
Total Loan Participations
(cost $8,695,659) 8,787,099
Preferred Stock 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC, 0.00%,
*^∞( i ) 5,423 0
Total Preferred Stock
(cost $41,720)
0
Repurchase Agreements 3.1%
Principal
Amount ($)
Bank of America NA
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $3,000,027,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050; total
market value $3,060,000.
(j)(k) 3,000,000 3,000,000
Cantor Fitzgerald & Co.
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $437,717,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $446,467. (j)(k) 437,713 437,713

Amundi NVIT Multi Sector Bond Fund - December 31, 2020 - Statement of Investments - 45
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Bank plc
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $5,000,056,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$5,102,055. (j)(k) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,437,713)
8,437,713
Total Investments
(cost $254,153,140) — 95.9%
264,099,310
Other assets in excess of
liabilities — 4.1% 11,387,562
NET ASSETS — 100.0%
$ 275,486,872
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $193,276,602 which represents 70.16% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2020.
(d) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $16,954,907, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,437,713 and by
$9,212,675 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.25%, and maturity dates ranging from 1/28/2021 –
2/15/2050, a total value of $17,650,388.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2020.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2020.
The maturity date reflects the next call date.
(g) Security in default.
(h) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
( i ) The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of December 31, 2020.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$8,437,713.
(k) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
USD United States Dollar

46 - Statement of Investments - December 31, 2020 - Amundi NVIT Multi Sector Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2020
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
34-V9 5.00 Quarterly 6/20/2025 2.75
USD
90,000,000 (297,972) (7,512,144) (7,810,116)
Markit CDX North
American High
Yield Index Series
35-V1 5.00 Quarterly 12/20/2025 2.93
USD
13,000,000 (859,231) (372,999) (1,232,229)
Markit CDX
North American
Investment Grade
Index Series
34-V1 1.00 Quarterly 6/20/2025 0.63
USD
24,000,000 (292,739) (107,074) (399,813)
(1,449,942) (7,992,217) (9,442,158)
At December 31, 2020, the Fund had $6,191,310 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of December 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 5,606,678 EUR 4,619,778 Morgan Stanley Co., Inc. 1/15/2021 (38,626)
Net unrealized depreciation (38,626)
Currency:
EUR Euro
USD United States dollar

Amundi NVIT Multi Sector Bond Fund - December 31, 2020 - Statement of Investments - 47
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
Euro- Bobl (16) 3/2021 EUR (2,642,282) (3,467)
Euro-Bund (39) 3/2021 EUR (8,463,542) (44,820)
U.S. Treasury 2 Year Note (61) 3/2021 USD (13,479,570) (12,883)
U.S. Treasury 5 Year Note (58) 3/2021 USD (7,317,516) (16,724)
U.S. Treasury 10 Year Note (24) 3/2021 USD (3,313,875) (5,793)
U.S. Treasury 10 Year Ultra Note (53) 3/2021 USD (8,287,047) 32,094
U.S. Treasury Long Bond (109) 3/2021 USD (18,877,438) 182,864
U.S. Treasury Ultra Bond (94) 3/2021 USD (20,074,875) 106,130
237,401
At December 31, 2020, the Fund had $1,632,662 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - December 31, 2020 - DoubleLine NVIT Total Return Tactical Fund
Asset-Backed Securities 12.4%
Principal
Amount ($) Value ($)
Automobiles 0.2%
Flagship Credit Auto Trust,
Series 2017-4, Class C,
2.92%, 11/15/2023(a) 500,000 506,845
Home Equity 5.1%
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 0.45%, 5/25/2036(b) 2,973,382 2,404,405
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
0.39%, 8/25/2036(b) 1,916,784 1,081,173
Series 2007-CH3, Class
M2, 0.47%, 3/25/2037(b) 1,500,000 1,372,717
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
0.36%, 5/25/2037(b) 2,181,513 2,092,570
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 0.43%,
5/25/2036(b) 1,500,000 1,199,718
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 0.32%, 8/25/2036(b) 4,445,661 1,943,839
10,094,422
Other 6.8%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 184,435 187,336
AGL CLO 3 Ltd., Series
2020-3A, Class A, 1.54%,
1/15/2033(a)(b) 1,000,000 1,000,630
Birch Grove CLO Ltd., Series
19A, Class A, 1.71%,
6/15/2031(a)(b) 500,000 500,296
Carlyle Global Market
Strategies CLO Ltd., Series
2014-3RA, Class A1A,
1.27%, 7/27/2031(a)(b) 495,916 495,669
CFIP CLO Ltd., Series
2017-1A, Class B, 1.87%,
1/18/2030(a)(b) 500,000 495,090
CLNC Ltd., Series 2019-
FL1, Class A, 1.40%,
8/20/2035(a)(b) 196,000 194,325
Columbia Cent CLO 29 Ltd.,
Series 2020-29A, Class B1,
2.68%, 7/20/2031(a)(b) 500,000 500,466
ENA Norte Trust, Reg. S,
4.95%, 4/25/2023 111,684 114,441
LCM XV LP, Series 15A, Class
DR, 3.92%, 7/20/2030(a)(b) 250,000 245,228
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
1.66%, 5/15/2036(a)(b) 188,000 186,751
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
MP CLO IV Ltd., Series 2013-
2A, Class ARR, 1.49%,
7/25/2029(a)(b) 500,000 497,884
New Residential Mortgage
Loan Trust, Series 2020-
NPL2, Class A1, 3.23%,
8/25/2060(a)(c) 903,159 909,728
Pretium Mortgage Credit
Partners I LLC, Series
2020-NPL2, Class A1,
3.72%, 2/27/2060(a)(c) 913,116 913,545
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
1.41%, 10/20/2030(a)(b) 500,000 500,004
SCF Equipment Leasing LLC,
Series 2017-2A, Class A,
3.41%, 12/20/2023(a) 67,438 67,707
Sprite Ltd., Series 2017-
1, Class A, 4.25%,
12/15/2037(a) 321,594 303,537
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 487,789 521,124
Taco Bell Funding LLC, Series
2018-1A, Class A2I, 4.32%,
11/25/2048(a) 490,000 496,907
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 860,286 820,064
TRTX Issuer Ltd., Series
2019-FL3, Class AS, 1.60%,
10/15/2034(a)(b) 196,000 195,386
Venture XV CLO Ltd., Series
2013-15A, Class A1R2,
1.61%, 7/15/2032(a)(b) 496,957 497,222
Venture XX CLO Ltd., Series
2015-20A, Class AR,
1.06%, 4/15/2027(a)(b) 291,239 290,480
Vericrest Opportunity Loan
Trust, Series 2019-
NPL2, Class A1, 3.97%,
2/25/2049(a)(c) 525,257 529,129
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 450,000 462,360
VOLT LXXXV LLC, Series
2020-NPL1, Class A1A,
3.23%, 1/25/2050(a)(c) 1,412,949 1,417,438
VOLT LXXXVII LLC, Series
2020-NPL3, Class A1A,
2.98%, 2/25/2050(a)(c) 620,919 622,670
Zais CLO 5 Ltd., Series
2016-2A, Class A1, 1.77%,
10/15/2028(a)(b) 488,192 488,197
13,453,614

DoubleLine NVIT Total Return Tactical Fund - December 31, 2020 - Statement of Investments - 49
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0.3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 528,890
Total Asset-Backed Securities
(cost $24,808,187)
24,583,771
Collateralized Mortgage Obligations 24.1%
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 0.95%, 12/25/2035(b) 1,542,482 1,248,266
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 2,175,824 1,504,467
Series 2006-OA7, Class
1A2, 1.55%, 6/25/2046(b) 2,243,341 1,981,224
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
0.63%, 2/25/2036(b) 1,801,576 1,772,568
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,944,245 1,389,924
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,431,819 1,069,463
CIM Trust, Series 2017-
6, Class A1, 3.02%,
6/25/2057(a)(b) 880,271 881,379
FHLMC REMICS
Series 4749, Class LV,
3.50%, 4/15/2038 4,000,000 4,171,336
Series 4729, Class AG,
3.00%, 1/15/2044 5,000,000 5,069,061
Series 4748, Class KW,
3.50%, 9/15/2044 3,000,000 3,071,670
Series 4750, Class PA,
3.00%, 7/15/2046 1,723,684 1,774,247
Series 4752, Class PL,
3.00%, 9/15/2046 1,744,967 1,817,238
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 999,476
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 2,632,424 2,778,876
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,253,556 2,315,074
Series 2018-33, Class A,
3.00%, 5/25/2048 1,709,169 1,812,306
Series 2019-64, Class D,
2.50%, 11/25/2049 1,147,739 1,199,162
Series 2020-77, Class S,
IO, 4.07%, 11/25/2050(b) 7,568,652 941,447
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 691,242
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS, Series 2019-
84, Class SA, IO, 3.25%,
7/20/2049(b) 10,897,025 885,570
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 0.33%,
7/25/2047(b) 972,864 758,329
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 544,172 602,276
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 770,477 773,036
New Residential Mortgage
Loan Trust, Series 2020-
NPL1, Class A1, 4.34%,
7/25/2060(a)(c) 669,204 677,352
NRPL Trust, Series 2018-
2A, Class A1, 4.25%,
7/25/2067(a)(c) 1,448,567 1,461,717
RALI Series Trust, Series
2006-QS17, Class A7,
6.00%, 12/25/2036 1,575,284 1,535,023
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 2,025,294 2,187,814
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1,
4.34%, 8/25/2021(a)(c) 1,417,385 1,420,568
Series 2020-1, Class A2,
3.23%, 3/25/2023(a)(c) 1,100,000 1,066,701
Total Collateralized Mortgage Obligations
(cost $47,889,062)
47,856,812
Commercial Mortgage-Backed Securities 6.0%
BANK
Series 2017-BNK6, Class
XA, IO, 0.82%, 7/15/2060(b) 4,516,684 179,745
Series 2018-BN10, Class
XA, IO, 0.73%, 2/15/2061(b) 2,861,697 124,439
Series 2020-BN26, Class
ASB, 2.31%, 3/15/2063 255,000 275,188
Series 2020-BN26, Class
AS, 2.69%, 3/15/2063 255,000 272,370
BANK 2020-BNK30 , Series
2020-BN30, Class XB, IO,
0.72%, 12/10/2053(b) 3,036,000 192,979
BBCMS Mortgage Trust ,
Series 2020-C6, Class XA,
IO, 1.06%, 2/15/2053(b) 1,994,333 152,292
BBCMS Trust , Series 2018-
BXH, Class A, 1.16%,
10/15/2037(a)(b) 51,744 49,359
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.14%, 11/5/2036(a)
(b) 4,823,000 33,094

50 - Statement of Investments - December 31, 2020 - DoubleLine NVIT Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BB-UBS Trust
Series 2012-SHOW, Class
XA, IO, 0.60%, 11/5/2036(a)
(b) 8,760,000 190,967
Benchmark Mortgage Trust ,
Series 2020-B19, Class XA,
IO, 1.78%, 9/15/2053(b) 1,321,307 154,807
BX Trust
Series 2018-EXCL, Class A,
1.25%, 9/15/2037(a)(b) 56,258 51,935
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 221,000 223,095
CD Mortgage Trust , Series
2017-CD6, Class XA, IO,
0.92%, 11/13/2050(b) 5,673,423 234,272
CFCRE Commercial Mortgage
Trust , Series 2016-C4,
Class XA, IO, 1.67%,
5/10/2058(b) 2,198,254 150,434
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.62%, 12/10/2041(a)(b) 115,000 106,239
Series 2014-GC19, Class
XA, IO, 1.14%, 3/10/2047(b) 3,600,548 107,811
Series 2014-GC21, Class
XA, IO, 1.17%, 5/10/2047(b) 3,249,909 105,550
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 97,490
COMM Mortgage Trust
Series 2017-PANW, Class
E, 3.81%, 10/10/2029(a)(b) 254,000 253,791
Series 2017-PANW, Class
D, 3.93%, 10/10/2029(a)(b) 152,000 157,027
Series 2014-CR20,
Class XA, IO, 1.02%,
11/10/2047(b) 6,091,242 196,767
Series 2015-CR23, Class C,
4.29%, 5/10/2048(b) 407,000 430,683
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.92%, 1/15/2049(b) 698,736 52,283
Series 2017-CX10,
Class XA, IO, 0.72%,
11/15/2050(b) 7,050,388 267,326
Series 2017-CX10, Class C,
4.11%, 11/15/2050(b) 405,000 401,958
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 275,439
CSMC , Series 2020-
NET, Class A, 2.26%,
8/15/2037(a) 162,000 167,804
CSMC Trust
Series 2017-CALI, Class E,
3.78%, 11/10/2032(a)(b) 250,000 249,074
Series 2017-CALI, Class F,
3.78%, 11/10/2032(a)(b) 250,000 241,309
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CSWF , Series 2018-
TOP, Class A, 1.16%,
8/15/2035(a)(b) 109,529 108,979
DBGS Mortgage Trust , Series
2018-BIOD, Class A, 0.96%,
5/15/2035(a)(b) 165,209 165,206
Grace Trust , Series 2020-
GRCE, Class D, 2.68%,
12/10/2040(a)(b) 164,000 163,235
Great Wolf Trust
Series 2019-WOLF, Class
E, 2.89%, 12/15/2036(a)(b) 100,000 89,974
Series 2019-WOLF, Class F,
3.29%, 12/15/2036(a)(b) 100,000 87,969
GS Mortgage Securities Corp.
Trust
Series 2018-TWR, Class A,
1.06%, 7/15/2031(a)(b) 100,000 99,161
Series 2018-TWR, Class D,
1.76%, 7/15/2031(a)(b) 100,000 94,746
Series 2018-LUAU, Class A,
1.16%, 11/15/2032(a)(b) 184,000 180,771
Series 2019-SOHO, Class
E, 2.03%, 6/15/2036(a)(b) 125,000 117,211
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.50%, 11/10/2049(b) 6,692,264 167,176
Series 2017-GS8, Class XA,
IO, 0.97%, 11/10/2050(b) 5,296,994 261,113
Series 2018-GS9, Class C,
4.36%, 3/10/2051(b) 175,000 183,121
HPLY Trust , Series 2019-
HIT, Class F, 3.31%,
11/15/2036(a)(b) 93,557 84,411
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2018-LAQ, Class A,
1.16%, 6/15/2032(a)(b) 109,147 107,504
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a)(b) 113,000 107,998
Series 2011-C5, Class B,
5.42%, 8/15/2046(a)(b) 200,000 201,579
Series 2014-C20, Class B,
4.40%, 7/15/2047(b) 200,000 213,452
Series 2016-JP3, Class B,
3.40%, 8/15/2049(b) 190,000 201,924
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.66%, 5/13/2053(b) 1,362,247 154,852
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 173,510

DoubleLine NVIT Total Return Tactical Fund - December 31, 2020 - Statement of Investments - 51
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
MF1 Ltd. , Series 2020-
FL3, Class A, 2.21%,
7/15/2035(a)(b) 157,000 158,212
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2017-C33, Class XA,
IO, 1.40%, 5/15/2050(b) 3,073,677 172,404
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
2.36%, 11/15/2034(a)(b) 111,000 98,958
Series 2017-ASHF, Class E,
3.31%, 11/15/2034(a)(b) 167,000 146,115
Series 2019-H7, Class C,
4.13%, 7/15/2052 200,000 205,928
Series 2019-L3, Class XA,
IO, 0.64%, 11/15/2052(b) 3,040,683 149,117
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 120,252
SG Commercial Mortgage
Securities Trust , Series
2016-C5, Class XA, IO,
1.96%, 10/10/2048(b) 3,247,976 226,492
UBS Commercial Mortgage
Trust
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 173,803
Series 2017-C5, Class C,
4.31%, 11/15/2050(b) 349,000 369,683
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class C,
4.69%, 10/15/2045(b) 405,000 416,325
Series 2015-C28, Class XA,
IO, 0.61%, 5/15/2048(b) 8,858,052 196,376
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 209,648
Series 2017-C41, Class B,
4.19%, 11/15/2050(b) 251,000 270,328
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 175,375
Series 2020-C55, Class AS,
2.94%, 2/15/2053 114,000 123,045
Series 2020-C58, Class C,
3.16%, 7/15/2053 200,000 203,001
Series 2020-C57, Class XA,
IO, 2.10%, 8/15/2053(b) 1,090,232 166,939
Total Commercial Mortgage-Backed
Securities
(cost $11,849,146) 11,941,420
Corporate Bonds 14.0%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
2.95%, 2/1/2030 120,000 124,132
Bombardier, Inc. ,
6.00%, 10/15/2022(a) 45,000 44,174
Textron, Inc. ,
2.45%, 3/15/2031 190,000 195,499
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
TransDigm, Inc. ,
8.00%, 12/15/2025(a) 10,000 11,066
6.25%, 3/15/2026(a) 70,000 74,550
6.38%, 6/15/2026 30,000 31,050
5.50%, 11/15/2027 45,000 47,308
Triumph Group, Inc. ,
7.75%, 8/15/2025 30,000 27,412
555,191
Air Freight & Logistics 0.0%
†
FedEx Corp. ,
4.75%, 11/15/2045 45,000 58,474
Airlines 0.1%
Delta Air Lines, Inc. ,
4.75%, 10/20/2028(a) 25,000 27,278
Latam Finance Ltd. ,
7.00%, 3/1/2026(a)(d) 200,000 101,000
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 55,000 59,125
187,403
Auto Components 0.1%
Allison Transmission, Inc. ,
3.75%, 1/30/2031(a) 35,000 35,809
Clarios Global LP ,
6.25%, 5/15/2026(a) 55,000 58,988
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 42,880
137,677
Automobiles 0.1%
Ford Motor Co. ,
9.00%, 4/22/2025 40,000 49,154
Hyundai Capital America ,
3.00%, 2/10/2027(a) 115,000 124,794
173,948
Banks 1.9%
Banco BBVA Peru SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.75%),
5.25%, 9/22/2029(e) 100,000 109,750
Banco de Credito del Peru ,
Reg. S, (ICE LIBOR USD
3 Month + 7.04%), 6.13%,
4/24/2027(e) 50,000 52,813
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(a)(e) 100,000 102,376
Banco de Reservas de la
Republica Dominicana ,
Reg. S, 7.00%, 2/1/2023 150,000 156,562
Banco Internacional del Peru
SAA Interbank ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 1 Year + 3.71%),
4.00%, 7/8/2030(e) 150,000 155,062

52 - Statement of Investments - December 31, 2020 - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.47%),
7.50%, 6/27/2029(a)(e)(f) 200,000 225,750
Banistmo SA ,
3.65%, 9/19/2022(a) 300,000 308,028
Bank of America Corp. ,
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 190,000 191,854
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 105,000 108,015
3.40%, 2/11/2024 25,000 27,201
CIMB Bank Bhd. ,
Reg. S, (ICE LIBOR USD
3 Month + 0.78%), 1.01%,
10/9/2024(e) 200,000 199,374
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(e) 215,000 243,651
Commonwealth Bank of
Australia ,
3.90%, 7/12/2047(a) 35,000 43,979
DBS Group Holdings Ltd. ,
Reg. S, (USD Swap Semi
5 Year + 2.39%), 3.60%,
9/07/2021(e)(f) 300,000 302,250
Gilex Holding Sarl ,
Reg. S, 8.50%, 5/2/2023 150,000 156,376
Mitsubishi UFJ Financial
Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.74%), 0.97%, 3/2/2023(e) 125,000 125,862
Oversea-Chinese Banking
Corp. Ltd. ,
Reg. S, 4.25%, 6/19/2024 200,000 218,860
Royal Bank of Canada ,
2.55%, 7/16/2024 280,000 299,369
Santander Holdings USA, Inc. ,
3.40%, 1/18/2023 110,000 115,536
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.74%), 0.96%,
1/17/2023(e) 90,000 90,614
United Overseas Bank Ltd. ,
Reg. S, (USD Swap Semi
5 Year + 2.24%), 3.50%,
9/16/2026(e) 200,000 203,116
Wells Fargo & Co. ,
3.07%, 1/24/2023 115,000 118,279
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 110,000 124,647
3,679,324
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0.1%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 70,000 99,351
Constellation Brands, Inc. ,
3.15%, 8/1/2029 80,000 89,048
2.88%, 5/1/2030 25,000 27,380
215,779
Biotechnology 0.1%
AbbVie, Inc. ,
3.85%, 6/15/2024 10,000 11,015
3.80%, 3/15/2025 95,000 105,962
Amgen, Inc. ,
2.45%, 2/21/2030 100,000 107,025
224,002
Building Products 0.1%
Builders FirstSource, Inc. ,
6.75%, 6/1/2027(a) 65,000 70,506
Carrier Global Corp. ,
3.58%, 4/5/2050 65,000 72,070
Griffon Corp. ,
5.75%, 3/1/2028 40,000 42,318
184,894
Capital Markets 0.6%
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 1.39%,
5/15/2026(e) 234,000 238,580
Macquarie Group Ltd. ,
(ICE LIBOR USD 3
Month + 1.02%), 3.19%,
11/28/2023(a)(e) 85,000 88,859
(ICE LIBOR USD 3
Month + 1.33%), 4.15%,
3/27/2024(a)(e) 130,000 139,671
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 0.85%), 3.74%,
4/24/2024(e) 225,000 242,083
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 170,000 191,564
Temasek Financial I Ltd. ,
1.00%, 10/6/2030(a) 250,000 244,183
1,144,940
Chemicals 0.3%
Braskem Netherlands Finance
BV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 8.22%),
8.50%, 1/23/2081(a)(e) 200,000 222,502
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 40,000 58,033
Gates Global LLC ,
6.25%, 1/15/2026(a) 35,000 36,750

DoubleLine NVIT Total Return Tactical Fund - December 31, 2020 - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
MEGlobal Canada ULC ,
5.00%, 5/18/2025(a) 200,000 225,000
542,285
Commercial Services & Supplies 0.3%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 35,000 37,320
9.75%, 7/15/2027(a) 70,000 76,300
Garda World Security Corp. ,
8.75%, 5/15/2025(a) 55,000 57,200
GFL Environmental, Inc. ,
3.75%, 8/1/2025(a) 55,000 56,100
4.00%, 8/1/2028(a) 80,000 80,600
3.50%, 9/1/2028(a) 85,000 86,718
NongHyup Bank ,
1.25%, 7/20/2025(a) 200,000 203,699
Prime Security Services
Borrower LLC ,
3.38%, 8/31/2027(a) 60,000 59,550
657,487
Communications Equipment 0.1%
Avaya, Inc. ,
6.13%, 9/15/2028(a) 40,000 42,731
CommScope, Inc. ,
5.50%, 3/1/2024(a) 50,000 51,550
Juniper Networks, Inc. ,
1.20%, 12/10/2025 120,000 121,400
215,681
Construction & Engineering 0.0%
†
Pike Corp. ,
5.50%, 9/1/2028(a) 45,000 47,531
Consumer Finance 0.5%
Avolon Holdings Funding Ltd. ,
3.25%, 2/15/2027(a) 35,000 35,698
Credito Real SAB de CV
SOFOM ER ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 7.03%),
9.12%, 11/29/2022(e)(f) 200,000 192,002
Discover Financial Services ,
4.10%, 2/9/2027 110,000 126,684
General Motors Financial Co.,
Inc. ,
(ICE LIBOR USD 3 Month +
0.99%), 1.22%, 1/5/2023(e) 180,000 179,829
3.95%, 4/13/2024 15,000 16,336
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 56,993 49,627
Mexarrend SAPI de CV ,
10.25%, 7/24/2024(a) 200,000 182,002
Navient Corp. ,
5.00%, 3/15/2027 30,000 30,262
OneMain Finance Corp. ,
6.63%, 1/15/2028 50,000 59,375
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Unifin Financiera SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 6.31%),
8.88%, 1/29/2025(e)(f) 200,000 152,002
1,023,817
Containers & Packaging 0.2%
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 70,000 75,272
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 60,000 60,900
Silgan Holdings, Inc. ,
4.13%, 2/1/2028 65,000 67,519
WRKCo, Inc. ,
3.75%, 3/15/2025 110,000 122,600
326,291
Distributors 0.0%
†
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 55,000 58,025
Diversified Financial Services 0.2%
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a) 70,000 68,425
Petronas Capital Ltd. ,
3.50%, 4/21/2030(a) 200,000 229,552
Verscend Escrow Corp. ,
9.75%, 8/15/2026(a) 100,000 108,375
406,352
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
2.25%, 2/1/2032 135,000 136,869
3.30%, 2/1/2052 55,000 54,429
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 53,950
CenturyLink, Inc. ,
5.13%, 12/15/2026(a) 45,000 47,518
4.00%, 2/15/2027(a) 40,000 41,300
Cincinnati Bell, Inc. ,
7.00%, 7/15/2024(a) 40,000 41,600
Frontier Communications
Corp. ,
5.88%, 10/15/2027(a) 15,000 16,219
5.00%, 5/1/2028(a) 30,000 31,275
6.75%, 5/1/2029(a) 15,000 16,050
Intelsat Jackson Holdings SA ,
8.50%, 10/15/2024(a)(d) 40,000 28,600
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 60,000 62,666
Ooredoo International Finance
Ltd. ,
Reg. S, 3.25%, 2/21/2023 200,000 209,000
Sprint Capital Corp. ,
6.88%, 11/15/2028 70,000 92,294
Telesat Canada ,
6.50%, 10/15/2027(a) 15,000 15,675

54 - Statement of Investments - December 31, 2020 - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. ,
1.75%, 1/20/2031 190,000 188,935
Zayo Group Holdings, Inc. ,
4.00%, 3/1/2027(a) 45,000 45,112
6.13%, 3/1/2028(a) 15,000 15,863
1,097,355
Electric Utilities 0.8%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 70,000 78,387
AES Andres BV ,
Reg. S, 7.95%, 5/11/2026 200,000 206,500
Duke Energy Corp. ,
2.65%, 9/1/2026 165,000 179,740
Empresa Electrica Guacolda
SA ,
Reg. S, 4.56%, 4/30/2025 200,000 179,989
Korea East-West Power Co.
Ltd. ,
1.75%, 5/6/2025(a) 200,000 208,864
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 30,000 40,568
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 5/1/2025 95,000 102,754
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 80,000 82,304
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 60,000 60,099
Pattern Energy Operations LP ,
4.50%, 8/15/2028(a) 60,000 63,300
PG&E Corp. ,
5.00%, 7/1/2028 25,000 26,625
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 90,000 104,163
TNB Global Ventures Capital
Bhd. ,
Reg. S, 3.24%, 10/19/2026 200,000 216,541
1,549,834
Electronic Equipment, Instruments & Components 0.0%
†
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 85,000 95,811
Energy Equipment & Services 0.2%
Delek & Avner Tamar Bond
Ltd. ,
5.41%, 12/30/2025(a) 100,000 105,040
Halliburton Co. ,
2.92%, 3/1/2030 60,000 63,204
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 85,000 77,350
Transocean, Inc. ,
11.50%, 1/30/2027(a) 18,000 12,870
USA Compression Partners
LP ,
6.88%, 9/1/2027 105,000 112,096
370,560
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 125,000 121,928
Lions Gate Capital Holdings
LLC ,
6.38%, 2/1/2024(a) 70,000 71,750
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 55,000 61,519
4.75%, 10/15/2027(a) 75,000 76,992
332,189
Equity Real Estate Investment Trusts (REITs) 0.3%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 155,000 154,641
Boston Properties LP ,
3.65%, 2/1/2026 215,000 244,967
Crown Castle International
Corp. ,
4.30%, 2/15/2029 100,000 118,711
ESH Hospitality, Inc. ,
5.25%, 5/1/2025(a) 40,000 41,000
Iron Mountain, Inc. ,
4.50%, 2/15/2031(a) 30,000 31,425
VICI Properties LP ,
3.75%, 2/15/2027(a) 5,000 5,113
4.13%, 8/15/2030(a) 35,000 36,947
632,804
Food & Staples Retailing 0.2%
Albertsons Cos., Inc. ,
3.50%, 3/15/2029(a) 40,000 40,400
CK Hutchison International 20
Ltd. ,
2.50%, 5/8/2030(a) 200,000 211,103
Sysco Corp. ,
3.25%, 7/15/2027 50,000 55,623
3.30%, 2/15/2050 55,000 57,407
US Foods, Inc. ,
6.25%, 4/15/2025(a) 10,000 10,687
375,220
Food Products 0.2%
B&G Foods, Inc. ,
5.25%, 4/1/2025 30,000 30,975
5.25%, 9/15/2027 25,000 26,580
JBS USA LUX SA ,
5.75%, 6/15/2025(a) 10,000 10,325
6.75%, 2/15/2028(a) 57,000 64,040
Kraft Heinz Foods Co. ,
5.00%, 7/15/2035 30,000 36,342
5.20%, 7/15/2045 70,000 83,116
Pilgrim's Pride Corp. ,
5.88%, 9/30/2027(a) 45,000 48,807
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 50,000 52,598
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 120,000 133,258
486,041

DoubleLine NVIT Total Return Tactical Fund - December 31, 2020 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
2.89%, 6/6/2022 141,000 145,739
Ortho-Clinical Diagnostics,
Inc. ,
7.25%, 2/1/2028(a) 75,000 79,125
224,864
Health Care Providers & Services 0.6%
Anthem, Inc. ,
3.30%, 1/15/2023 115,000 121,633
Centene Corp. ,
3.00%, 10/15/2030 35,000 37,097
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.13%,
7/15/2023(e) 90,000 91,018
4.90%, 12/15/2048 85,000 116,694
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 25,000 27,007
CVS Health Corp. ,
3.70%, 3/9/2023 30,000 32,114
HCA, Inc. ,
4.13%, 6/15/2029 55,000 63,774
Laboratory Corp. of America
Holdings ,
3.60%, 2/1/2025 210,000 232,001
LifePoint Health, Inc. ,
6.75%, 4/15/2025(a) 30,000 32,214
4.38%, 2/15/2027(a) 40,000 40,600
Radiology Partners, Inc. ,
9.25%, 2/1/2028(a) 45,000 50,639
RP Escrow Issuer LLC ,
5.25%, 12/15/2025(a) 60,000 62,755
Select Medical Corp. ,
6.25%, 8/15/2026(a) 125,000 134,615
Tenet Healthcare Corp. ,
5.13%, 11/1/2027(a) 65,000 68,819
6.13%, 10/1/2028(a) 75,000 78,274
West Street Merger Sub, Inc. ,
6.38%, 9/1/2025(a) 75,000 76,875
1,266,129
Hotels, Restaurants & Leisure 0.5%
Bally's Corp. ,
6.75%, 6/1/2027(a) 75,000 80,438
Boyd Gaming Corp. ,
4.75%, 12/1/2027 80,000 83,100
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 55,000 58,575
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(a) 55,000 55,582
Carnival Corp. ,
11.50%, 4/1/2023(a) 20,000 23,126
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 41,182
Golden Nugget, Inc. ,
6.75%, 10/15/2024(a) 80,000 79,426
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 10,000 10,625
5.75%, 5/1/2028(a) 10,000 10,875
IRB Holding Corp. ,
6.75%, 2/15/2026(a) 55,000 56,765
MGM Resorts International ,
6.75%, 5/1/2025 75,000 81,180
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 45,000 49,388
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 105,000 113,400
Viking Cruises Ltd. ,
13.00%, 5/15/2025(a) 20,000 23,900
5.88%, 9/15/2027(a) 105,000 102,688
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 40,000 41,562
911,812
Household Durables 0.1%
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 63,600
Tempur Sealy International,
Inc. ,
5.50%, 6/15/2026 93,000 96,785
160,385
Household Products 0.1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 60,000 63,150
Kronos Acquisition Holdings,
Inc. ,
9.00%, 8/15/2023(a) 50,000 51,225
5.00%, 12/31/2026(a) 15,000 15,638
7.00%, 12/31/2027(a) 15,000 15,705
145,718
Independent Power and Renewable Electricity Producers
0.0%
†
Calpine Corp. ,
5.13%, 3/15/2028(a) 45,000 47,339
4.63%, 2/1/2029(a) 30,000 30,848
78,187
Industrial Conglomerates 0.1%
General Electric Co. ,
5.88%, 1/14/2038 50,000 67,688
6.88%, 1/10/2039 35,000 51,513
Roper Technologies, Inc. ,
4.20%, 9/15/2028 85,000 101,337
220,538
Insurance 0.2%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 42,800
Brown & Brown, Inc. ,
2.38%, 3/15/2031 80,000 83,680

56 - Statement of Investments - December 31, 2020 - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 45,000 48,868
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 115,000 125,394
NFP Corp. ,
6.88%, 8/15/2028(a) 35,000 37,369
Willis North America, Inc. ,
3.88%, 9/15/2049 105,000 127,800
465,911
Interactive Media & Services 0.3%
Alphabet, Inc. ,
2.25%, 8/15/2060 115,000 110,922
Baidu, Inc. ,
3.43%, 4/7/2030 200,000 221,182
Tencent Holdings Ltd. ,
2.39%, 6/3/2030(a) 200,000 205,040
537,144
Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc. ,
2.80%, 8/22/2024 95,000 102,791
Expedia Group, Inc. ,
3.80%, 2/15/2028 135,000 145,029
JD.com, Inc. ,
3.13%, 4/29/2021 200,000 201,375
449,195
IT Services 0.1%
GTT Communications, Inc. ,
7.88%, 12/31/2024(a) 30,000 12,000
Tempo Acquisition LLC ,
6.75%, 6/1/2025(a) 90,000 93,019
105,019
Machinery 0.2%
Caterpillar, Inc. ,
3.40%, 5/15/2024 220,000 239,812
Colfax Corp. ,
6.00%, 2/15/2024(a) 35,000 36,269
6.38%, 2/15/2026(a) 65,000 69,388
345,469
Media 0.4%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 35,000 32,725
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 150,000 150,079
Comcast Corp. ,
4.70%, 10/15/2048 90,000 125,191
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 25,000 20,312
DISH DBS Corp. ,
5.88%, 11/15/2024 45,000 47,184
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 53,327
Gray Television, Inc. ,
7.00%, 5/15/2027(a) 70,000 76,650
Corporate Bonds
Principal
Amount ($) Value ($)
Media
iHeartCommunications, Inc. ,
8.38%, 5/1/2027 10,000 10,674
Nexstar Broadcasting, Inc. ,
5.63%, 7/15/2027(a) 25,000 26,781
Omnicom Group, Inc. ,
2.45%, 4/30/2030 100,000 106,152
Radiate Holdco LLC ,
4.50%, 9/15/2026(a) 40,000 41,250
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 25,000 26,062
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 35,000 36,565
752,952
Metals & Mining 0.4%
Arconic Corp. ,
6.13%, 2/15/2028(a) 60,000 64,688
CSN Islands XII Corp. ,
Reg. S, 7.00%,
3/23/2021(f)(h) 300,000 297,465
Novelis Corp. ,
4.75%, 1/30/2030(a) 25,000 26,934
SunCoke Energy Partners LP ,
7.50%, 6/15/2025(a) 60,000 59,562
Vedanta Resources Finance
II plc ,
9.25%, 4/23/2026(a) 200,000 150,500
Vedanta Resources Ltd. ,
Reg. S, 6.13%, 8/9/2024 200,000 143,500
742,649
Multiline Retail 0.1%
Dollar General Corp. ,
3.50%, 4/3/2030 95,000 109,000
Dollar Tree, Inc. ,
4.00%, 5/15/2025 105,000 118,545
227,545
Oil, Gas & Consumable Fuels 1.7%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 23,580
Apache Corp. ,
4.63%, 11/15/2025 20,000 21,000
4.38%, 10/15/2028 35,000 36,434
Canadian Natural Resources
Ltd. ,
2.95%, 1/15/2023 120,000 125,499
Cenovus Energy, Inc. ,
5.38%, 7/15/2025 40,000 45,090
Cheniere Energy Partners LP ,
5.25%, 10/1/2025 20,000 20,525
5.63%, 10/1/2026 55,000 57,337
Empresa Electrica Cochrane
SpA ,
Reg. S, 5.50%, 5/14/2027 180,560 190,491
Energy Transfer Operating LP ,
4.75%, 1/15/2026 65,000 73,529
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 110,000 123,141

DoubleLine NVIT Total Return Tactical Fund - December 31, 2020 - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 60,000 67,562
EQT Corp. ,
7.88%, 2/1/2025(c) 35,000 39,856
Exxon Mobil Corp. ,
2.99%, 3/19/2025 75,000 82,072
Gran Tierra Energy
International Holdings Ltd. ,
Reg. S, 6.25%, 2/15/2025 200,000 136,002
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 62,719
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 46,012
Indigo Natural Resources
LLC ,
6.88%, 2/15/2026(a) 20,000 20,450
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 60,000 61,950
MPLX LP ,
1.75%, 3/1/2026 60,000 62,080
NuStar Logistics LP ,
6.38%, 10/1/2030 45,000 50,976
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 25,000 28,475
3.50%, 8/15/2029 40,000 36,607
6.63%, 9/1/2030 30,000 32,572
6.13%, 1/1/2031 50,000 53,510
ONGC Videsh Ltd. ,
Reg. S, 4.63%, 7/15/2024 200,000 218,754
Parkland Corp. ,
5.88%, 7/15/2027(a) 70,000 75,696
Parsley Energy LLC ,
5.63%, 10/15/2027(a) 35,000 38,308
Peabody Energy Corp. ,
6.00%, 3/31/2022(a) 35,000 25,550
Peru LNG Srl ,
Reg. S, 5.38%, 3/22/2030 200,000 178,400
PTTEP Treasury Center Co.
Ltd. ,
2.59%, 6/10/2027(a) 200,000 208,609
QEP Resources, Inc. ,
5.25%, 5/1/2023 45,000 47,363
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 30,000 31,688
Reliance Industries Ltd. ,
Reg. S, 5.40%, 2/14/2022 250,000 261,746
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 80,000 94,294
Sunoco LP ,
6.00%, 4/15/2027 35,000 37,206
4.50%, 5/15/2029(a) 20,000 20,800
Targa Resources Partners LP ,
5.50%, 3/1/2030 60,000 65,142
Total Capital International SA ,
3.39%, 6/29/2060 100,000 113,391
UEP Penonome II SA ,
6.50%, 10/1/2038(a) 200,000 208,354
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Valero Energy Corp. ,
2.85%, 4/15/2025 75,000 79,863
Western Midstream Operating
LP ,
4.10%, 2/1/2025(c) 45,000 46,376
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 68,437
WPX Energy, Inc. ,
5.88%, 6/15/2028 35,000 38,151
4.50%, 1/15/2030 35,000 37,100
3,392,697
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 101,000 112,220
Pharmaceuticals 0.1%
Bausch Health Cos., Inc. ,
6.25%, 2/15/2029(a) 100,000 108,625
Royalty Pharma plc ,
3.30%, 9/2/2040(a) 115,000 120,750
Viatris, Inc. ,
1.65%, 6/22/2025(a) 30,000 31,002
260,377
Professional Services 0.0%
†
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 30,000 32,250
Jaguar Holding Co. II ,
5.00%, 6/15/2028(a) 25,000 26,687
58,937
Real Estate Management & Development 0.0%
†
Realogy Group LLC ,
7.63%, 6/15/2025(a) 30,000 32,572
Road & Rail 0.2%
CSX Corp. ,
3.35%, 9/15/2049 105,000 119,235
Kenan Advantage Group, Inc.
(The) ,
7.88%, 7/31/2023(a) 10,000 10,000
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 45,000 51,756
Uber Technologies, Inc. ,
7.50%, 9/15/2027(a) 40,000 44,000
Union Pacific Corp. ,
2.97%, 9/16/2062(a) 90,000 93,793
318,784
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
3.15%, 11/15/2025 115,000 125,478
Intel Corp. ,
3.10%, 2/15/2060 50,000 54,924
Micron Technology, Inc. ,
2.50%, 4/24/2023 115,000 119,825
300,227

58 - Statement of Investments - December 31, 2020 - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.1%
BY Crown Parent LLC ,
4.25%, 1/31/2026(a) 25,000 25,625
Oracle Corp. ,
3.60%, 4/1/2050 105,000 122,397
148,022
Specialty Retail 0.1%
Asbury Automotive Group,
Inc. ,
4.50%, 3/1/2028 6,000 6,255
4.75%, 3/1/2030 6,000 6,435
Group 1 Automotive, Inc. ,
4.00%, 8/15/2028(a) 15,000 15,462
Home Depot, Inc. (The) ,
3.90%, 6/15/2047 100,000 127,492
PetSmart, Inc. ,
7.13%, 3/15/2023(a) 40,000 39,986
5.88%, 6/1/2025(a) 16,000 16,440
Staples, Inc. ,
7.50%, 4/15/2026(a) 55,000 57,435
269,505
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
1.25%, 8/20/2030 235,000 234,908
NetApp, Inc. ,
1.88%, 6/22/2025 55,000 57,437
292,345
Textiles, Apparel & Luxury Goods 0.1%
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 110,000 116,818
Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage Holdings,
Inc. ,
5.50%, 8/15/2028(a) 45,000 47,363
PennyMac Financial Services,
Inc. ,
5.38%, 10/15/2025(a) 55,000 58,162
105,525
Tobacco 0.1%
BAT Capital Corp. ,
2.73%, 3/25/2031 230,000 238,083
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 120,000 128,452
Beacon Roofing Supply, Inc. ,
4.88%, 11/1/2025(a) 75,000 76,781
205,233
Transportation Infrastructure 0.1%
PSA Treasury Pte. Ltd. ,
Reg. S, 2.13%, 9/5/2029 200,000 210,229
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 115,000 127,306
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0.1%
Gogo Intermediate Holdings
LLC ,
9.88%, 5/1/2024(a) 45,000 48,183
Sprint Corp. ,
7.13%, 6/15/2024 65,000 76,010
T-Mobile USA, Inc. ,
3.88%, 4/15/2030(a) 140,000 162,122
286,315
Total Corporate Bonds
(cost $26,648,767)
27,887,627
Foreign Government Securities 0.9%
BRAZIL 0.1%
Federative Republic of Brazil ,
2.88%, 6/6/2025 200,000 208,252
PANAMA 0.1%
Republic of Panama ,
3.75%, 3/16/2025 200,000 221,250
PERU 0.1%
Republic of Peru ,
2.39%, 1/23/2026 100,000 106,651
PHILIPPINES 0.1%
Republic of Philippines ,
1.65%, 6/10/2031 200,000 202,500
QATAR 0.2%
State of Qatar ,
Reg. S, 3.88%, 4/23/2023 200,000 214,960
Reg. S, 3.38%, 3/14/2024 200,000 216,500
431,460
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
2.90%, 10/22/2025(a) 200,000 215,470
THAILAND 0.1%
Export Import Bank of
Thailand ,
Reg. S, (ICE LIBOR USD
3 Month + 0.85%), 1.06%,
5/23/2024(e) 200,000 199,342
UNITED ARAB EMIRATES 0.1%
United Arab Emirates
Government Bond ,
3.13%, 4/16/2030(a) 200,000 225,840
Total Foreign Government Securities
(cost $1,752,623)
1,810,765

DoubleLine NVIT Total Return Tactical Fund - December 31, 2020 - Statement of Investments - 59
Mortgage-Backed Securities 17.2%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# T65102
2.50%, 10/1/2042 1,565,815 1,631,944
Pool# Q50135
3.50%, 8/1/2047 3,464,140 3,675,910
Pool# G08775
4.00%, 8/1/2047 1,171,193 1,256,974
Pool# Q51461
3.50%, 10/1/2047 1,469,441 1,558,479
Pool# RE6066
2.00%, 10/1/2050 2,941,493 3,019,324
FNMA Pool
Pool# BL4468
2.41%, 10/1/2029 4,000,000 4,381,870
Pool# BL6290
2.08%, 5/1/2030 2,100,000 2,229,058
Pool# BL5315
2.44%, 1/1/2032 2,200,000 2,382,331
Pool# BL5793
2.54%, 2/1/2032 2,113,000 2,330,392
Pool# BL4073
2.96%, 9/1/2034 2,500,000 2,823,505
FNMA UMBS Pool
Pool# MA4205
1.50%, 12/1/2035 2,384,077 2,453,598
Pool# BE2453
3.00%, 12/1/2046 2,396,976 2,519,697
Pool# MA2888
2.50%, 1/1/2047 2,016,950 2,137,992
Pool# AS9937
3.00%, 7/1/2047 1,757,896 1,850,041
Total Mortgage-Backed Securities
(cost $32,843,189)
34,251,115
U.S. Treasury Obligations 16.4%
U.S. Treasury Bonds, 1.25%,
5/15/2050 4,600,000 4,163,719
U.S. Treasury Notes
1.50%, 8/31/2021 3,950,000 3,986,414
0.25%, 11/15/2023 4,000,000 4,010,938
2.13%, 7/31/2024 1,500,000 1,602,305
0.25%, 6/30/2025 2,700,000 2,692,617
2.25%, 11/15/2025 2,950,000 3,220,801
1.63%, 5/15/2026 750,000 798,369
0.50%, 6/30/2027 2,150,000 2,140,174
1.50%, 2/15/2030 6,000,000 6,343,829
0.63%, 5/15/2030 1,100,000 1,074,734
0.63%, 8/15/2030 2,500,000 2,435,937
Total U.S. Treasury Obligations
(cost $32,358,644)
32,469,837
Investment Company 2.7%
Shares Value ($)
Fixed Income Fund 2.7%
DoubleLine Floating Rate
Fund, Class I 560,459 5,296,337
Total Investment Company
(cost $5,449,882)
5,296,337
Short-Term Investments 3.5%
Principal
Amount ($)
U.S. Treasury Obligations 3.5%
U.S. Treasury Bills
0.10%, 4/29/2021 2,700,000 2,699,267
0.09%, 6/3/2021 4,300,000 4,298,517
Total Short-Term Investments
(cost $6,997,512)
6,997,784
Total Investments
(cost $190,597,012) — 97.2%
193,095,468
Other assets in excess of
liabilities — 2.8% 5,489,560
NET ASSETS — 100.0%
$ 198,585,028
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $37,775,708 which represents 19.02% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2020.
(d) Security in default.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2020.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2020.
The maturity date reflects the next call date.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(h) Perpetual bond security. The maturity date reflects the next call date.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only

60 - Statement of Investments - December 31, 2020 - DoubleLine NVIT Total Return Tactical Fund
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Federated NVIT High Income Bond Fund - December 31, 2020 - Statement of Investments - 61
Common Stocks 0.5%
Shares Value ($)
Chemicals 0.1%
Hexion Holdings Corp.,
Class B * 7,485 91,691
Independent Energy 0.3%
Oasis Petroleum, Inc. * 4,732 175,368
Whiting Petroleum Corp. * 7,076 176,900
352,268
Media Entertainment 0.0%
†
iHeartMedia , Inc., Class A * 4,485 58,215
Retailers 0.1%
Party City Holdco, Inc. * 17,717 108,960
Total Common Stocks
(cost $799,521)
611,134
Corporate Bonds 95.9%
Principal
Amount ($)
Aerospace & Defense 1.5%
TransDigm UK Holdings plc ,
6.88%, 5/15/2026 300,000 316,965
TransDigm , Inc. ,
6.50%, 5/15/2025 275,000 282,562
6.25%, 3/15/2026(a) 475,000 505,875
5.50%, 11/15/2027 675,000 709,628
1,815,030
Automotive 5.5%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 450,000 462,375
Adient US LLC ,
9.00%, 4/15/2025(a) 75,000 83,625
7.00%, 5/15/2026(a) 25,000 27,193
American Axle &
Manufacturing, Inc. ,
6.50%, 4/1/2027 225,000 236,812
Clarios Global LP ,
6.75%, 5/15/2025(a) 25,000 26,937
6.25%, 5/15/2026(a) 50,000 53,625
8.50%, 5/15/2027(a) 825,000 896,288
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 100,000 103,750
6.50%, 6/1/2026(a) 300,000 313,875
Ford Motor Credit Co. LLC ,
3.34%, 3/18/2021 300,000 300,750
3.81%, 10/12/2021 450,000 455,062
3.38%, 11/13/2025 475,000 486,429
4.39%, 1/8/2026 450,000 472,356
4.27%, 1/9/2027 575,000 602,672
5.11%, 5/3/2029 475,000 529,007
4.00%, 11/13/2030 475,000 499,667
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 450,000 477,000
JB Poindexter & Co., Inc. ,
7.13%, 4/15/2026(a) 375,000 396,563
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 300,000 308,709
Corporate Bonds
Principal
Amount ($) Value ($)
Automotive
Motors Liquidation Co. ,
7.40%, 9/1/2025^∞(c)(d) 2,500,000 0
6,732,695
Building Materials 2.5%
American Builders &
Contractors Supply Co.,
Inc. ,
5.88%, 5/15/2026(a) 575,000 595,844
4.00%, 1/15/2028(a) 75,000 77,625
Core & Main LP ,
6.13%, 8/15/2025(a) 575,000 594,406
Cornerstone Building Brands,
Inc. ,
8.00%, 4/15/2026(a) 375,000 394,688
6.13%, 1/15/2029(a) 100,000 106,250
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 50,000 51,875
Interface, Inc. ,
5.50%, 12/1/2028(a) 25,000 26,312
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 600,000 627,000
3.38%, 1/15/2031(a) 275,000 276,375
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 225,000 239,906
2,990,281
Cable Satellite 7.9%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 175,000 181,344
5.88%, 5/1/2027(a) 325,000 337,594
5.00%, 2/1/2028(a) 525,000 555,187
5.38%, 6/1/2029(a) 200,000 219,250
4.75%, 3/1/2030(a) 625,000 674,375
4.50%, 8/15/2030(a) 75,000 79,594
4.25%, 2/1/2031(a) 150,000 158,079
4.50%, 5/1/2032(a) 400,000 427,088
CSC Holdings LLC ,
5.88%, 9/15/2022 200,000 211,750
5.25%, 6/1/2024 425,000 460,020
5.50%, 5/15/2026(a) 250,000 260,000
5.50%, 4/15/2027(a) 725,000 768,500
7.50%, 4/1/2028(a) 250,000 281,145
5.75%, 1/15/2030(a) 200,000 219,250
4.63%, 12/1/2030(a) 350,000 365,312
DISH DBS Corp. ,
5.88%, 11/15/2024 325,000 340,774
7.75%, 7/1/2026 275,000 307,857
Intelsat Jackson Holdings SA ,
5.50%, 8/1/2023(c) 225,000 152,438
8.50%, 10/15/2024(a)(c) 125,000 89,375
9.75%, 7/15/2025(a)(c) 100,000 72,000
Sirius XM Radio, Inc. ,
3.88%, 8/1/2022(a) 150,000 152,250
4.63%, 7/15/2024(a) 200,000 207,250
5.38%, 7/15/2026(a) 550,000 573,375
5.50%, 7/1/2029(a) 75,000 82,523
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 639,900

62 - Statement of Investments - December 31, 2020 - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Virgin Media Secured Finance
plc ,
5.50%, 8/15/2026(a) 275,000 285,656
5.50%, 5/15/2029(a) 225,000 243,844
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 325,000 338,000
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 275,000 290,612
5.13%, 2/28/2030(a) 200,000 211,060
Ziggo BV ,
5.50%, 1/15/2027(a) 383,000 399,756
9,585,158
Chemicals 3.3%
Atotech Alpha 2 BV ,
8.75%, 6/1/2023(a)(b) 200,000 201,500
Atotech Alpha 3 BV ,
6.25%, 2/1/2025(a) 400,000 407,000
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 150,000 159,562
3.38%, 2/15/2029(a) 150,000 150,000
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 425,000 440,937
6.75%, 12/1/2027(a) 150,000 162,618
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 231,469
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 76,875
Hexion, Inc. ,
7.88%, 7/15/2027(a) 450,000 481,500
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 75,000 82,500
Koppers , Inc. ,
6.00%, 2/15/2025(a) 750,000 772,500
Nouryon Holding BV ,
8.00%, 10/1/2026(a) 525,000 557,813
PQ Corp. ,
5.75%, 12/15/2025(a) 175,000 179,594
WR Grace & Co.-Conn ,
4.88%, 6/15/2027(a) 150,000 159,078
4,062,946
Construction Machinery 0.7%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 275,000 277,071
United Rentals North America,
Inc. ,
5.88%, 9/15/2026 175,000 185,272
5.50%, 5/15/2027 150,000 160,688
4.88%, 1/15/2028 150,000 159,750
3.88%, 2/15/2031 50,000 52,452
835,233
Consumer Cyclical Services 1.9%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 250,000 266,575
9.75%, 7/15/2027(a) 875,000 953,750
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Cyclical Services
Brink's Co. (The) ,
5.50%, 7/15/2025(a) 75,000 80,063
Garda World Security Corp. ,
4.63%, 2/15/2027(a) 125,000 126,250
9.50%, 11/1/2027(a) 732,000 810,690
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 100,000 105,250
2,342,578
Consumer Products 0.7%
Energizer Holdings, Inc. ,
7.75%, 1/15/2027(a) 200,000 222,300
4.75%, 6/15/2028(a) 25,000 26,313
4.38%, 3/31/2029(a) 175,000 181,216
Prestige Brands, Inc. ,
6.38%, 3/1/2024(a) 375,000 383,437
5.13%, 1/15/2028(a) 50,000 53,313
866,579
Diversified Manufacturing 1.2%
Gates Global LLC ,
6.25%, 1/15/2026(a) 550,000 577,500
WESCO Distribution, Inc. ,
5.38%, 12/15/2021 125,000 125,075
5.38%, 6/15/2024 200,000 205,000
7.13%, 6/15/2025(a) 100,000 109,983
7.25%, 6/15/2028(a) 350,000 398,052
1,415,610
Finance Companies 1.8%
Navient Corp. ,
5.88%, 10/25/2024 600,000 637,500
6.75%, 6/25/2025 250,000 271,875
6.75%, 6/15/2026 75,000 81,750
5.00%, 3/15/2027 25,000 25,219
Quicken Loans LLC ,
5.25%, 1/15/2028(a) 275,000 293,562
3.63%, 3/1/2029(a) 150,000 153,000
3.88%, 3/1/2031(a) 200,000 207,500
United Shore Financial
Services LLC ,
5.50%, 11/15/2025(a) 500,000 527,500
2,197,906
Food & Beverage 1.9%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 475,000 507,656
Kraft Heinz Foods Co. ,
4.25%, 3/1/2031(a) 100,000 111,445
5.20%, 7/15/2045 400,000 474,948
4.38%, 6/1/2046 125,000 135,039
Post Holdings, Inc. ,
5.00%, 8/15/2026(a) 250,000 258,125
5.75%, 3/1/2027(a) 725,000 767,594
2,254,807
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0

Federated NVIT High Income Bond Fund - December 31, 2020 - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming 4.1%
Affinity Gaming LLC ,
6.88%, 12/15/2027(a) 125,000 130,781
Bally's Corp. ,
6.75%, 6/1/2027(a) 125,000 134,063
Boyd Gaming Corp. ,
8.63%, 6/1/2025(a) 50,000 55,610
6.38%, 4/1/2026 250,000 259,702
6.00%, 8/15/2026 400,000 415,000
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 225,000 239,625
8.13%, 7/1/2027(a) 300,000 332,107
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 26,489
5.25%, 10/15/2025(a) 225,000 227,383
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 52,500
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 225,000 244,384
3.88%, 2/15/2029(a) 50,000 51,125
MGM Resorts International ,
6.75%, 5/1/2025 100,000 108,240
5.75%, 6/15/2025 33,000 36,487
4.63%, 9/1/2026 77,000 81,481
5.50%, 4/15/2027 216,000 240,732
4.75%, 10/15/2028 125,000 133,984
Mohegan Gaming &
Entertainment ,
7.88%, 10/15/2024(a) 350,000 365,312
Stars Group Holdings BV ,
7.00%, 7/15/2026(a) 625,000 657,812
Station Casinos LLC ,
5.00%, 10/1/2025(a) 425,000 429,909
4.50%, 2/15/2028(a) 100,000 100,750
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 25,569
4.25%, 12/1/2026(a) 175,000 181,501
3.75%, 2/15/2027(a) 25,000 25,563
4.63%, 12/1/2029(a) 125,000 133,750
4.13%, 8/15/2030(a) 225,000 237,517
4,927,376
Health Insurance 1.4%
Centene Corp. ,
4.75%, 1/15/2025 100,000 102,623
4.75%, 1/15/2025 100,000 102,623
5.38%, 8/15/2026(a) 100,000 105,625
4.25%, 12/15/2027 325,000 344,500
4.63%, 12/15/2029 400,000 444,084
3.38%, 2/15/2030 125,000 131,511
3.00%, 10/15/2030 400,000 423,960
Molina Healthcare, Inc. ,
3.88%, 11/15/2030(a) 50,000 53,625
1,708,551
Healthcare 7.4%
Acadia Healthcare Co., Inc. ,
5.63%, 2/15/2023 100,000 100,250
6.50%, 3/1/2024 600,000 612,750
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Acadia Healthcare Co., Inc.,
5.50%, 7/1/2028(a) 50,000 53,702
5.00%, 4/15/2029(a) 25,000 26,688
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 75,000 77,062
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 375,000 396,562
Charles River Laboratories
International, Inc. ,
5.50%, 4/1/2026(a) 100,000 104,740
Community Health Systems,
Inc. ,
8.63%, 1/15/2024(a) 150,000 156,375
6.63%, 2/15/2025(a) 75,000 78,936
8.00%, 3/15/2026(a) 125,000 134,687
5.63%, 3/15/2027(a) 100,000 107,525
6.00%, 1/15/2029(a) 25,000 27,007
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 575,000 600,875
HCA, Inc. ,
5.38%, 2/1/2025 175,000 196,793
5.88%, 2/15/2026 725,000 833,750
5.38%, 9/1/2026 100,000 114,940
5.88%, 2/1/2029 75,000 90,375
3.50%, 9/1/2030 350,000 371,707
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 288,062
5.00%, 5/15/2027(a) 200,000 212,605
LifePoint Health, Inc. ,
6.75%, 4/15/2025(a) 150,000 161,072
4.38%, 2/15/2027(a) 100,000 101,500
MEDNAX, Inc. ,
6.25%, 1/15/2027(a) 225,000 241,304
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a) 475,000 464,313
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 475,000 523,687
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 375,000 322,500
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 80,603
4.25%, 6/1/2028(a) 25,000 26,500
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 300,000 322,740
5.13%, 5/1/2025 375,000 382,309
7.00%, 8/1/2025 275,000 284,254
4.88%, 1/1/2026(a) 175,000 183,069
6.25%, 2/1/2027(a) 250,000 265,000
5.13%, 11/1/2027(a) 175,000 185,281
4.63%, 6/15/2028(a) 25,000 26,188
Vizient , Inc. ,
6.25%, 5/15/2027(a) 100,000 107,500
West Street Merger Sub, Inc. ,
6.38%, 9/1/2025(a) 650,000 666,250
8,929,461

64 - Statement of Investments - December 31, 2020 - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.6%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 79,688
5.13%, 5/1/2026 325,000 335,562
5.75%, 5/1/2028(a) 75,000 81,563
4.88%, 1/15/2030 125,000 136,562
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 100,000 103,905
737,280
Independent Energy 5.9%
Antero Resources Corp. ,
5.63%, 6/1/2023 75,000 73,500
5.00%, 3/1/2025 250,000 237,500
Apache Corp. ,
4.63%, 11/15/2025 50,000 52,500
4.88%, 11/15/2027 100,000 106,000
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 250,000 239,375
8.25%, 12/31/2028(a) 50,000 49,875
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 225,000 191,250
Callon Petroleum Co. ,
6.25%, 4/15/2023 200,000 127,000
8.25%, 7/15/2025 125,000 67,500
6.38%, 7/1/2026 150,000 77,250
Centennial Resource
Production LLC ,
6.88%, 4/1/2027(a) 225,000 161,437
Chesapeake Energy Corp. ,
7.00%, 10/1/2024(c) 200,000 9,000
11.50%, 1/1/2025(a)(c) 332,000 58,100
Continental Resources, Inc. ,
4.38%, 1/15/2028 150,000 153,000
5.75%, 1/15/2031(a) 175,000 194,246
CrownRock LP ,
5.63%, 10/15/2025(a) 450,000 459,000
Double Eagle III Midco 1 LLC ,
7.75%, 12/15/2025(a) 250,000 265,095
Endeavor Energy Resources
LP ,
6.63%, 7/15/2025(a) 125,000 133,750
5.75%, 1/30/2028(a) 100,000 107,870
EQT Corp. ,
6.13%, 2/1/2025(e) 50,000 56,937
5.00%, 1/15/2029 50,000 52,716
8.75%, 2/1/2030(e) 250,000 305,625
Gulfport Energy Corp. ,
6.00%, 10/15/2024(c) 100,000 66,000
6.38%, 5/15/2025(c) 75,000 49,500
6.38%, 1/15/2026(c) 75,000 49,500
Jagged Peak Energy LLC ,
5.88%, 5/1/2026 100,000 103,500
Occidental Petroleum Corp. ,
2.90%, 8/15/2024 275,000 264,688
3.50%, 6/15/2025 200,000 193,192
8.00%, 7/15/2025 125,000 142,375
5.88%, 9/1/2025 175,000 186,375
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Occidental Petroleum Corp.,
3.20%, 8/15/2026 150,000 140,250
8.88%, 7/15/2030 300,000 352,125
6.63%, 9/1/2030 175,000 190,006
6.45%, 9/15/2036 225,000 235,575
4.30%, 8/15/2039 100,000 84,115
4.10%, 2/15/2047 100,000 81,745
4.40%, 8/15/2049 125,000 105,350
Parsley Energy LLC ,
5.25%, 8/15/2025(a) 75,000 78,113
PDC Energy, Inc. ,
6.13%, 9/15/2024 200,000 205,522
5.75%, 5/15/2026 100,000 103,250
QEP Resources, Inc. ,
5.25%, 5/1/2023 175,000 184,188
5.63%, 3/1/2026 150,000 164,482
Range Resources Corp. ,
4.88%, 5/15/2025 373,000 352,332
SM Energy Co. ,
5.00%, 1/15/2024 325,000 273,813
6.75%, 9/15/2026 100,000 81,000
Ultratech CH ,
7.13%, 4/15/2025∞(c) 100,000 96
WPX Energy, Inc. ,
5.75%, 6/1/2026 50,000 52,562
5.25%, 10/15/2027 75,000 79,472
5.88%, 6/15/2028 25,000 27,251
4.50%, 1/15/2030 125,000 132,500
7,157,403
Industrial - Other 0.5%
Booz Allen Hamilton, Inc. ,
3.88%, 9/1/2028(a) 50,000 51,500
Cushman & Wakefield US
Borrower LLC ,
6.75%, 5/15/2028(a) 50,000 55,125
Vertical Holdco GmbH ,
7.63%, 7/15/2028(a) 200,000 218,000
Vertical US Newco, Inc. ,
5.25%, 7/15/2027(a) 225,000 238,500
563,125
Insurance - P&C 4.5%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 575,000 615,250
AmWINS Group, Inc. ,
7.75%, 7/1/2026(a) 650,000 698,035
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a) 225,000 240,187
AssuredPartners , Inc. ,
7.00%, 8/15/2025(a) 550,000 570,047
5.63%, 1/15/2029(a) 25,000 26,094
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 150,000 162,893
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,500,000 1,568,685
NFP Corp. ,
7.00%, 5/15/2025(a) 50,000 53,750
6.88%, 8/15/2028(a) 750,000 800,760

Federated NVIT High Income Bond Fund - December 31, 2020 - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance - P&C
USI, Inc. ,
6.88%, 5/1/2025(a) 700,000 717,500
5,453,201
Leisure 0.4%
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 250,000 256,875
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 125,000 135,000
VOC Escrow Ltd. ,
5.00%, 2/15/2028(a) 100,000 99,250
491,125
Media Entertainment 6.6%
AMC Networks, Inc. ,
5.00%, 4/1/2024 425,000 431,906
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 138,000 141,094
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 250,000 203,125
6.63%, 8/15/2027(a) 425,000 257,125
Entercom Media Corp. ,
7.25%, 11/1/2024(a) 350,000 349,125
6.50%, 5/1/2027(a) 275,000 279,469
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 366,187
7.00%, 5/15/2027(a) 125,000 136,875
4.75%, 10/15/2030(a) 75,000 76,125
iHeartCommunications , Inc. ,
6.38%, 5/1/2026 75,360 80,635
8.38%, 5/1/2027 620,964 662,792
5.25%, 8/15/2027(a) 150,000 157,125
4.75%, 1/15/2028(a) 100,000 103,000
Lamar Media Corp. ,
4.88%, 1/15/2029 100,000 106,250
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 292,281
4.13%, 8/1/2030(a) 400,000 415,000
Nexstar Broadcasting, Inc. ,
5.63%, 7/15/2027(a) 375,000 401,719
4.75%, 11/1/2028(a) 275,000 287,719
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 275,000 282,219
Nielsen Finance LLC ,
5.00%, 4/15/2022(a) 126,000 126,331
5.63%, 10/1/2028(a) 50,000 54,328
5.88%, 10/1/2030(a) 75,000 84,844
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 75,000 78,187
5.38%, 1/15/2031(a) 50,000 52,580
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 261,175
Sinclair Television Group, Inc. ,
5.88%, 3/15/2026(a) 575,000 591,203
5.50%, 3/1/2030(a) 75,000 78,188
TEGNA, Inc. ,
4.63%, 3/15/2028(a) 300,000 306,750
5.00%, 9/15/2029 450,000 475,388
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Terrier Media Buyer, Inc. ,
8.88%, 12/15/2027(a) 675,000 744,188
Townsquare Media, Inc. ,
6.88%, 2/1/2026(a) 75,000 78,630
7,961,563
Metals & Mining 0.9%
Coeur Mining, Inc. ,
5.88%, 6/1/2024 350,000 352,625
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027 100,000 106,250
4.38%, 8/1/2028 125,000 132,812
5.25%, 9/1/2029 100,000 111,250
4.63%, 8/1/2030 200,000 219,500
5.40%, 11/14/2034 175,000 218,969
1,141,406
Midstream 7.6%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 83,062
5.88%, 8/20/2026 350,000 393,750
5.75%, 5/20/2027 75,000 85,327
Antero Midstream Partners LP ,
5.38%, 9/15/2024 425,000 414,375
5.75%, 3/1/2027(a) 250,000 245,625
5.75%, 1/15/2028(a) 525,000 504,105
Cheniere Energy Partners LP ,
5.25%, 10/1/2025 425,000 436,156
5.63%, 10/1/2026 225,000 234,563
4.50%, 10/1/2029 75,000 79,333
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(a) 125,000 131,250
CNX Midstream Partners LP ,
6.50%, 3/15/2026(a) 575,000 585,062
EQM Midstream Partners LP ,
4.75%, 7/15/2023 75,000 78,861
6.00%, 7/1/2025(a) 100,000 109,500
6.50%, 7/1/2027(a) 200,000 225,207
5.50%, 7/15/2028 325,000 355,176
6.50%, 7/15/2048 100,000 103,750
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 200,000 209,062
Holly Energy Partners LP ,
5.00%, 2/1/2028(a) 225,000 226,688
NuStar Logistics LP ,
5.75%, 10/1/2025 50,000 53,250
6.00%, 6/1/2026 100,000 108,151
5.63%, 4/28/2027 450,000 479,250
6.38%, 10/1/2030 75,000 84,960
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 150,000 158,438
Suburban Propane Partners
LP ,
5.50%, 6/1/2024 525,000 536,156
5.88%, 3/1/2027 150,000 156,750
Summit Midstream Holdings
LLC ,
5.50%, 8/15/2022 175,000 157,500
5.75%, 4/15/2025 325,000 208,000

66 - Statement of Investments - December 31, 2020 - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Targa Pipeline Partners LP ,
5.88%, 8/1/2023 175,000 175,000
Targa Resources Partners LP ,
5.13%, 2/1/2025 150,000 153,750
5.88%, 4/15/2026 300,000 318,066
5.38%, 2/1/2027 350,000 367,630
6.50%, 7/15/2027 75,000 81,375
5.00%, 1/15/2028 50,000 52,778
5.50%, 3/1/2030 350,000 379,995
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 150,750
Western Midstream Operating
LP ,
4.00%, 7/1/2022 75,000 77,062
4.65%, 7/1/2026 75,000 78,704
4.50%, 3/1/2028 325,000 336,375
5.45%, 4/1/2044 50,000 50,564
5.30%, 3/1/2048 500,000 495,480
5.50%, 8/15/2048 100,000 98,159
9,258,995
Oil Field Services 1.7%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 430,500
6.25%, 4/1/2028(a) 225,000 234,216
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 175,000 122,705
7.50%, 1/15/2028(a) 50,000 34,235
Precision Drilling Corp. ,
7.75%, 12/15/2023 225,000 206,719
7.13%, 1/15/2026(a) 75,000 65,250
SESI LLC ,
7.13%, 12/15/2021(c) 225,000 72,000
7.75%, 9/15/2024(c) 425,000 136,000
Shelf Drilling Holdings Ltd. ,
8.25%, 2/15/2025(a) 250,000 115,000
USA Compression Partners
LP ,
6.88%, 4/1/2026 400,000 418,000
6.88%, 9/1/2027 225,000 240,205
2,074,830
Packaging 5.8%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 575,000 613,812
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 400,000 419,924
5.25%, 8/15/2027(a) 200,000 209,962
Ball Corp. ,
2.88%, 8/15/2030 175,000 174,562
Berry Global, Inc. ,
5.13%, 7/15/2023 108,000 109,350
4.88%, 7/15/2026(a) 300,000 322,257
5.63%, 7/15/2027(a) 175,000 188,180
Crown Americas LLC ,
4.75%, 2/1/2026 250,000 259,375
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 900,000 913,500
7.88%, 7/15/2026(a) 350,000 367,787
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Mauser Packaging Solutions
Holding Co. ,
5.50%, 4/15/2024(a) 250,000 254,932
7.25%, 4/15/2025(a) 550,000 555,500
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 200,000 214,250
5.38%, 1/15/2025(a) 400,000 431,000
6.38%, 8/15/2025(a) 50,000 55,375
6.63%, 5/13/2027(a) 75,000 81,188
Reynolds Group Issuer, Inc. ,
4.00%, 10/15/2027(a) 475,000 486,875
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 225,000 240,188
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 200,000 213,000
6.63%, 11/1/2025(a) 425,000 431,375
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(e) 400,000 438,000
6,980,392
Paper 0.7%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 550,000 596,063
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 100,000 110,750
3.50%, 3/1/2029(a) 100,000 102,250
809,063
Pharmaceuticals 3.3%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 150,000 167,250
8.50%, 1/31/2027(a) 325,000 361,455
Bausch Health Cos., Inc. ,
7.00%, 3/15/2024(a) 100,000 102,875
6.13%, 4/15/2025(a) 850,000 876,061
9.00%, 12/15/2025(a) 25,000 27,652
5.75%, 8/15/2027(a) 150,000 160,875
5.00%, 1/30/2028(a) 175,000 180,345
5.00%, 2/15/2029(a) 125,000 128,525
6.25%, 2/15/2029(a) 100,000 108,625
7.25%, 5/30/2029(a) 400,000 449,644
5.25%, 2/15/2031(a) 125,000 130,590
Endo Dac ,
9.50%, 7/31/2027(a) 125,000 139,531
6.00%, 6/30/2028(a) 361,000 306,850
Jaguar Holding Co. II ,
4.63%, 6/15/2025(a) 200,000 210,922
5.00%, 6/15/2028(a) 150,000 160,125
Mallinckrodt International
Finance SA ,
5.63%, 10/15/2023(a)(c) 450,000 155,250
5.50%, 4/15/2025(a)(c) 775,000 267,375
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 75,000 75,207
4,009,157

Federated NVIT High Income Bond Fund - December 31, 2020 - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Restaurants 1.5%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 75,000 77,250
4.00%, 10/15/2030(a) 1,150,000 1,166,284
KFC Holding Co. ,
5.25%, 6/1/2026(a) 275,000 285,312
4.75%, 6/1/2027(a) 150,000 158,402
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 100,000 109,650
1,796,898
Retailers 0.5%
Academy Ltd. ,
6.00%, 11/15/2027(a) 50,000 52,375
Michaels Stores, Inc. ,
8.00%, 7/15/2027(a) 250,000 268,750
Party City Holdings, Inc. ,
(ICE LIBOR USD 6 Month
+ 5.00%, 5.75% Floor),
5.75%, 7/15/2025(a)(f) 174,119 156,707
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 50,000 53,099
5.63%, 3/15/2027(a) 50,000 52,625
583,556
Supermarkets 1.0%
Albertsons Cos., Inc. ,
5.75%, 3/15/2025 500,000 515,000
5.88%, 2/15/2028(a) 100,000 108,819
3.50%, 3/15/2029(a) 525,000 530,250
4.88%, 2/15/2030(a) 75,000 82,641
1,236,710
Technology 7.3%
ams AG ,
7.00%, 7/31/2025(a) 225,000 244,125
Banff Merger Sub, Inc. ,
9.75%, 9/1/2026(a) 125,000 134,977
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 150,000 153,562
BY Crown Parent LLC ,
7.38%, 10/15/2024(a) 625,000 635,937
4.25%, 1/31/2026(a) 50,000 51,250
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 100,000 106,147
CDW LLC ,
4.25%, 4/1/2028 175,000 184,758
3.25%, 2/15/2029 50,000 50,985
Dell International LLC ,
7.13%, 6/15/2024(a) 825,000 855,628
Diebold Nixdorf, Inc. ,
9.38%, 7/15/2025(a) 25,000 28,000
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 90,000 96,750
10.25%, 2/15/2027(a) 420,000 473,550
Gartner, Inc. ,
4.50%, 7/1/2028(a) 75,000 79,125
3.75%, 10/1/2030(a) 75,000 78,750
Logan Merger Sub, Inc. ,
5.50%, 9/1/2027(a) 225,000 235,688
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
NCR Corp. ,
8.13%, 4/15/2025(a) 25,000 27,841
5.75%, 9/1/2027(a) 75,000 79,688
5.00%, 10/1/2028(a) 200,000 211,000
5.25%, 10/1/2030(a) 350,000 375,375
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 103,250
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 132,975
PTC, Inc. ,
3.63%, 2/15/2025(a) 125,000 128,504
Qorvo , Inc. ,
4.38%, 10/15/2029 175,000 192,538
3.38%, 4/1/2031(a) 75,000 77,438
Rackspace Technology
Global, Inc. ,
5.38%, 12/1/2028(a) 150,000 157,155
Refinitiv US Holdings, Inc. ,
8.25%, 11/15/2026(a) 700,000 763,875
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 53,000
Seagate HDD Cayman ,
3.13%, 7/15/2029(a) 200,000 200,022
3.38%, 7/15/2031(a) 175,000 175,947
Sensata Technologies UK
Financing Co. plc ,
6.25%, 2/15/2026(a) 200,000 207,875
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 75,000 80,719
3.75%, 2/15/2031(a) 25,000 25,914
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 525,000 560,711
Tempo Acquisition LLC ,
6.75%, 6/1/2025(a) 1,125,000 1,162,744
TTM Technologies, Inc. ,
5.63%, 10/1/2025(a) 325,000 332,719
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 375,000 384,844
8,843,366
Transportation Services 0.4%
Stena International SA ,
6.13%, 2/1/2025(a) 200,000 197,500
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 225,000 243,563
441,063
Utility - Electric 2.9%
Calpine Corp. ,
5.25%, 6/1/2026(a) 34,000 35,173
4.50%, 2/15/2028(a) 225,000 234,000
5.13%, 3/15/2028(a) 150,000 157,795
4.63%, 2/1/2029(a) 25,000 25,707
5.00%, 2/1/2031(a) 50,000 52,250
3.75%, 3/1/2031(a) 175,000 173,308
Enviva Partners LP ,
6.50%, 1/15/2026(a) 650,000 690,625
NRG Energy, Inc. ,
6.63%, 1/15/2027 250,000 264,010

68 - Statement of Investments - December 31, 2020 - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric
NRG Energy, Inc.,
3.38%, 2/15/2029(a) 50,000 51,190
5.25%, 6/15/2029(a) 300,000 330,000
3.63%, 2/15/2031(a) 50,000 51,440
Pattern Energy Operations LP ,
4.50%, 8/15/2028(a) 100,000 105,500
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 375,000 421,369
4.75%, 1/15/2030(a) 250,000 267,500
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 156,330
5.63%, 2/15/2027(a) 300,000 319,092
5.00%, 7/31/2027(a) 225,000 238,500
3,573,789
Wireless Communications 2.0%
Altice France SA ,
7.38%, 5/1/2026(a) 650,000 684,125
Sprint Capital Corp. ,
6.88%, 11/15/2028 75,000 98,886
Sprint Corp. ,
7.88%, 9/15/2023 225,000 260,505
7.13%, 6/15/2024 475,000 555,460
T-Mobile USA, Inc. ,
6.00%, 4/15/2024 250,000 253,065
6.50%, 1/15/2026 125,000 129,375
4.50%, 2/1/2026 200,000 204,467
4.75%, 2/1/2028 275,000 295,595
2,481,478
Total Corporate Bonds
(cost $112,658,047)
116,258,611
Loan Participation 0.2%
Principal
Amount ($) Value ($)
Healthcare 0.2%
Envision Healthcare Corp.,
(ICE LIBOR USD 3 Month +
0.00%), 7.00%, 10/10/2025
(f) 257,437 200,319
0
Total Loan Participation
(cost $364,608) 200,319
Total Investments
(cost $113,822,176) — 96.6%
117,070,064
Other assets in excess of
liabilities — 3.4% 4,172,041
NET ASSETS — 100.0%
$ 121,242,105
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $80,767,931 which represents 66.62% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Restricted security.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2020.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2020.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Core Bond Fund - December 31, 2020 - Statement of Investments - 69
Asset-Backed Securities 19.2%
Principal
Amount ($) Value ($)
Airlines 1.6%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 8,113,992 7,900,876
American Airlines Pass-
Through Trust, Series
2017-1, Class B, 4.95%,
2/15/2025 2,437,750 2,060,965
British Airways Pass-Through
Trust, Series 2013-1, Class
A, 4.63%, 6/20/2024(a) 6,123,506 6,089,345
Continental Airlines Pass-
Through Trust, Series
2000-2, Class A-1, 7.71%,
4/2/2021 18,075 18,006
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 6,315,972 6,193,969
22,263,161
Automobiles 0.6%
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 7,735,349 7,811,707
Home Equity 1.4%
Newcastle Mortgage
Securities Trust, Series
2006-1, Class M2, 0.70%,
3/25/2036(b) 7,953,950 7,938,039
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.39%, 1/25/2036(b) 1,555,964 1,556,707
RASC Trust, Series 2005-
KS12, Class M2, 0.84%,
1/25/2036(b) 8,620,018 8,584,389
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A7, 0.99%,
8/25/2034(b) 1,462,455 1,458,305
19,537,440
Other 15.6%
American Homes 4 Rent,
Series 2015-SFR1, Class A,
3.47%, 4/17/2052(a) 8,819,374 9,321,847
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 11,181,055 12,086,333
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 9,736,236 10,443,985
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.24%, 4/25/2031(a)(b) 11,500,000 11,421,708
Series 2018-22A, Class B,
1.66%, 4/25/2031(a)(b) 5,000,000 4,914,300
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.28%, 4/20/2031(a)(b) 5,000,000 4,981,545
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.49%,
10/25/2031(a)(b) 2,050,000 2,052,503
Bayview Opportunity Master
Fund IVa Trust
Series 2017-SPL5, Class
B2, 4.50%, 6/28/2057(a)(b) 5,297,400 5,923,482
Series 2017-SPL1, Class A,
4.00%, 10/28/2064(a)(b) 3,180,960 3,285,277
Bayview Opportunity Master
Fund IVb Trust, Series
2017-SPL2, Class A, 4.00%,
6/28/2054(a)(b) 3,679,340 3,742,323
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A2,
1.57%, 10/17/2030(a)(b) 6,500,000 6,476,418
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 798,387 847,623
CVS Pass-Through Trust
6.04%, 12/10/2028 4,709,417 5,455,461
6.94%, 1/10/2030 8,528,333 10,148,806
Dryden 49 Senior Loan Fund,
Series 2017-49A, Class B,
1.92%, 7/18/2030(a)(b) 8,000,000 7,957,416
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,162,939 1,195,465
FCI Funding LLC, Series
2019-1A, Class A, 3.63%,
2/18/2031(a) 674,851 685,322
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 3,528,061 3,694,458
Goodgreen , Series 2019-
2A, Class A, 2.76%,
10/15/2054(a) 6,137,618 6,343,694
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 566,277 597,015
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 3,173,550 3,359,102
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 1,123,126 1,164,548
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.15%, 7/17/2037(a)(b) 12,345,853 12,236,074
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.49%,
10/25/2031(a)(b) 7,950,000 7,964,278
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 4,352,368 4,627,679

70 - Statement of Investments - December 31, 2020 - NVIT Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class A,
1.55%, 1/19/2032(a)(b) 1,000,000 1,000,510
Series 2019-32A, Class B,
2.07%, 1/19/2032(a)(b) 500,000 500,284
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
1.53%, 10/20/2032(a)(b) 7,800,000 7,810,694
Neuberger Berman Loan
Advisers CLO Ltd., Series
2020-36A, Class A, 1.34%,
4/20/2033(a)(b) 1,000,000 999,587
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 7,300,000 7,317,884
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 1,100,000 1,102,677
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,503,303
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 200,130
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 4,438,967 4,585,511
Thacher Park CLO Ltd.,
Series 2014-1A, Class BR,
1.77%, 10/20/2026(a)(b) 10,000,000 10,000,130
TLF National Tax Lien Trust,
Series 2017-1A, Class A,
3.09%, 12/15/2029(a) 400,492 403,200
Towd Point Mortgage Trust
Series 2015-6, Class M1,
3.75%, 4/25/2055(a)(b) 8,855,000 9,640,162
Series 2018-2, Class A1,
3.25%, 3/25/2058(a)(b) 1,047,727 1,095,624
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 3,311,249 3,518,472
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 3,995,093 4,213,675
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,843,768 14,289,686
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,632,000 7,909,589
217,017,780
Total Asset-Backed Securities
(cost $262,557,978)
266,630,088
Collateralized Mortgage Obligations 3.5%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 4,019,003 4,057,366
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 1,062,108 1,080,414
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 5,891,459 6,132,946
Citigroup Mortgage Loan
Trust, Series 2015-A, Class
A1, 3.50%, 6/25/2058(a)(b) 439,189 447,996
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 109,473 120,204
Series 2009-78, Class BM,
4.00%, 6/25/2039 279,857 289,878
GNMA REMICS, Series 2010-
112, Class QM, 2.50%,
9/20/2039 244,080 246,655
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 6,587,278 6,845,956
New Residential Mortgage
Loan Trust
Series 2014-2A, Class A3,
3.75%, 5/25/2054(a)(b) 850,484 906,527
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,570,190 1,673,072
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 1,514,057 1,636,307
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 1,109,836 1,195,308
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 4,551,220 4,863,195
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,879,318 2,033,943
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 7,388,670 8,011,804
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,582,682 1,689,753
Series 2019-RPL2, Class
A1, 3.25%, 2/25/2059(a)(b) 6,540,428 6,930,878
Sequoia Mortgage Trust,
Series 2018-CH4, Class
A10, 4.50%, 10/25/2048(a)
(b) 175,145 175,178
Total Collateralized Mortgage Obligations
(cost $46,718,815)
48,337,380
Commercial Mortgage-Backed Securities 3.9%
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 5,000,000 5,044,845
Aventura Mall Trust , Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 1,400,000 1,520,209
BANK
Series 2019-BN17, Class
A4, 3.71%, 4/15/2052 2,500,000 2,912,311

NVIT Core Bond Fund - December 31, 2020 - Statement of Investments - 71
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BANK
Series 2019-BN19, Class
A3, 3.18%, 8/15/2061 500,000 564,768
BBCMS Mortgage Trust ,
Series 2018-C2, Class A5,
4.31%, 12/15/2051 1,600,000 1,915,750
BB-UBS Trust , Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,997,962
Benchmark Mortgage Trust
Series 2018-B5, Class A4,
4.21%, 7/15/2051 1,480,000 1,762,281
Series 2019-B11, Class AS,
3.78%, 5/15/2052 1,550,000 1,788,279
Series 2019-B10, Class A4,
3.72%, 3/15/2062 2,200,000 2,569,313
Series 2019-B10, Class AM,
3.98%, 3/15/2062 1,400,000 1,625,593
Series 2019-B15, Class A5,
2.93%, 12/15/2072 3,050,000 3,382,942
CityLine Commercial
Mortgage Trust , Series
2016-CLNE, Class A,
2.78%, 11/10/2031(a)(b) 7,388,000 7,609,030
CSAIL Commercial Mortgage
Trust , Series 2019-C15,
Class A4, 4.05%, 3/15/2052 1,150,000 1,350,154
DBUBS Mortgage Trust ,
Series 2011-LC1A, Class
A3, 5.00%, 11/10/2046(a) 306,312 306,286
GS Mortgage Securities Corp.
II , Series 2018-GS10, Class
A5, 4.16%, 7/10/2051(b) 1,070,000 1,254,516
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 11,091,451
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 967,535
UBS Commercial Mortgage
Trust
Series 2018-C9, Class A4,
4.12%, 3/15/2051(b) 1,780,000 2,084,763
Series 2018-C10, Class A4,
4.31%, 5/15/2051 1,490,000 1,749,323
Total Commercial Mortgage-Backed
Securities
(cost $51,474,297) 54,497,311
Corporate Bonds 33.2%
Aerospace & Defense 1.5%
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030(a) 3,980,000 4,711,660
L3Harris Technologies, Inc. ,
1.80%, 1/15/2031 4,000,000 4,066,741
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Lockheed Martin Corp. ,
3.55%, 1/15/2026 4,625,000 5,252,428
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 4,000,000 4,766,541
4.15%, 5/15/2045 2,000,000 2,527,846
21,325,216
Automobiles 0.4%
Daimler Finance North
America LLC ,
3.75%, 2/22/2028(a)(c) 1,000,000 1,146,878
3.10%, 8/15/2029(a) 3,550,000 3,920,366
5,067,244
Banks 4.0%
Bank of America Corp. ,
Series L, 3.95%, 4/21/2025 3,500,000 3,945,335
4.25%, 10/22/2026 3,000,000 3,518,158
Series L, 4.18%, 11/25/2027 4,000,000 4,639,158
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 2,340,000 2,754,836
(SOFR + 1.53%), 1.90%,
7/23/2031(d) 2,500,000 2,524,390
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 440,000 458,047
Citigroup, Inc. ,
4.45%, 9/29/2027 5,000,000 5,895,017
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 3,250,000 3,938,231
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(a) 6,200,000 6,554,735
Cooperatieve Rabobank UA ,
4.63%, 12/1/2023 5,000,000 5,572,349
HSBC Holdings plc ,
4.38%, 11/23/2026 3,500,000 4,037,585
ING Groep NV ,
3.95%, 3/29/2027 5,000,000 5,782,096
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.68%,
1/30/2021(d)(e) 488,000 483,552
(SOFR + 1.51%), 2.53%,
11/19/2041(c)(d) 1,850,000 1,901,506
PNC Financial Services
Group, Inc. (The) ,
3.45%, 4/23/2029 3,000,000 3,456,431
55,461,426
Beverages 1.0%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 4,350,000 4,914,396
4.90%, 2/1/2046 2,000,000 2,602,891
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,435,000 1,805,626
Bacardi Ltd. ,
5.30%, 5/15/2048(a)(c) 2,975,000 4,120,265
13,443,178

72 - Statement of Investments - December 31, 2020 - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology 0.5%
AbbVie, Inc. ,
3.20%, 11/21/2029 2,115,000 2,369,071
4.25%, 11/21/2049 1,350,000 1,692,048
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 3,657,788
7,718,907
Building Products 0.0%
†
Johnson Controls International
plc ,
4.63%, 7/2/2044(f) 440,000 579,340
Capital Markets 2.8%
Credit Suisse Group AG ,
(ICE LIBOR USD 3
Month + 1.41%), 3.87%,
1/12/2029(a)(d) 3,000,000 3,396,399
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 1,000,000 1,175,615
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 3,101,064
5.15%, 2/1/2043(a) 1,000,000 1,377,626
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 2,880,405
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d) 5,000,000 5,706,232
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(d) 5,000,000 5,794,010
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 10,900,000 12,282,618
S&P Global, Inc. ,
2.30%, 8/15/2060 1,350,000 1,281,656
UBS Group AG ,
4.13%, 4/15/2026(a) 2,000,000 2,311,487
39,307,112
Chemicals 0.6%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 6,321,027
Mosaic Co. (The) ,
5.63%, 11/15/2043 1,175,000 1,519,865
7,840,892
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044 2,435,000 3,096,529
Consumer Finance 1.1%
Navient Solutions LLC ,
0.00%, 10/3/2022(g) 14,956,000 14,881,988
Containers & Packaging 0.2%
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 2,250,000 2,416,928
Diversified Financial Services 0.3%
HERO Funding Trust ,
Class A, 4.28%, 9/20/2041 1,400,912 1,499,086
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Shell International Finance
BV ,
4.38%, 5/11/2045 2,300,000 3,025,751
4,524,837
Diversified Telecommunication Services 1.4%
AT&T, Inc. ,
3.65%, 6/1/2051 6,920,000 7,232,908
CCO Holdings LLC ,
5.75%, 2/15/2026(a) 1,800,000 1,857,330
5.13%, 5/1/2027(a)(c) 4,250,000 4,510,058
4.75%, 3/1/2030(a)(c) 1,175,000 1,267,825
Verizon Communications, Inc. ,
4.00%, 3/22/2050 3,345,000 4,050,565
18,918,686
Electric Utilities 2.7%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 7,525,000 8,727,069
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 2,805,000 3,367,395
Entergy Arkansas LLC ,
3.50%, 4/1/2026 4,880,000 5,510,141
4.00%, 6/1/2028 3,750,000 4,388,845
Evergy , Inc. ,
2.90%, 9/15/2029 3,505,000 3,840,019
Exelon Corp. ,
4.05%, 4/15/2030 695,000 821,961
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 2,236,003
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 6,787,566
Public Service Co. of
Colorado ,
2.90%, 5/15/2025(c) 2,000,000 2,160,087
37,839,086
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025 1,200,000 1,330,699
Schlumberger Holdings Corp. ,
4.00%, 12/21/2025(a) 321,000 364,680
3.90%, 5/17/2028(a)(c) 4,389,000 4,957,968
6,653,347
Entertainment 0.6%
Walt Disney Co. (The) ,
2.65%, 1/13/2031(c) 8,000,000 8,765,330
Equity Real Estate Investment Trusts (REITs) 1.5%
Corporate Office Properties
LP ,
2.25%, 3/15/2026(c) 3,730,000 3,887,559
Crown Castle International
Corp. ,
4.15%, 7/1/2050 1,290,000 1,565,233
Lexington Realty Trust ,
2.70%, 9/15/2030(c) 5,000,000 5,202,013

NVIT Core Bond Fund - December 31, 2020 - Statement of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024 9,050,000 9,691,985
20,346,790
Food Products 1.1%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 6,050,000 6,835,450
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a) 580,000 656,183
Ingredion, Inc. ,
3.90%, 6/1/2050 2,315,000 2,762,749
J M Smucker Co. (The) ,
3.55%, 3/15/2050 2,245,000 2,528,924
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049(a)(c) 1,750,000 2,038,361
14,821,667
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 2,050,000 2,807,778
Health Care Providers & Services 0.8%
CVS Health Corp. ,
4.25%, 4/1/2050 115,000 143,601
Dignity Health ,
3.13%, 11/1/2022 6,000,000 6,227,409
3.81%, 11/1/2024 4,000,000 4,355,209
10,726,219
Household Durables 0.5%
Newell Brands, Inc. ,
4.70%, 4/1/2026(f) 5,925,000 6,526,388
Industrial Conglomerates 0.1%
General Electric Co. ,
5.40%, 5/15/2022 1,125,000 1,188,793
Insurance 1.4%
MassMutual Global Funding II ,
3.60%, 4/9/2024(a) 3,000,000 3,291,530
3.40%, 3/8/2026(a) 5,000,000 5,617,885
1.55%, 10/9/2030(a) 2,000,000 1,997,827
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a)(c) 7,500,000 8,553,995
19,461,237
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049 2,290,000 2,818,898
Media 1.0%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 2,000,000 2,612,998
3.70%, 4/1/2051 1,250,000 1,295,771
Comcast Corp. ,
2.65%, 2/1/2030 2,555,000 2,790,977
4.70%, 10/15/2048 4,000,000 5,564,024
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Discovery Communications
LLC ,
5.30%, 5/15/2049 1,000,000 1,317,298
13,581,068
Metals & Mining 0.2%
Compass Minerals
International, Inc. ,
6.75%, 12/1/2027(a) 1,950,000 2,114,034
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 431,997
2,546,031
Multi-Utilities 2.1%
Ameren Illinois Co. ,
3.25%, 3/1/2025 5,500,000 6,039,214
Black Hills Corp. ,
3.95%, 1/15/2026(c) 6,890,000 7,762,326
3.05%, 10/15/2029 1,350,000 1,471,240
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 4,687,557
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025(c) 7,000,000 7,854,464
3.25%, 6/15/2026 1,250,000 1,402,684
29,217,485
Oil, Gas & Consumable Fuels 1.6%
Aker BP ASA ,
3.75%, 1/15/2030(a) 5,500,000 5,773,822
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 1,800,000 1,834,419
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 725,000 1,104,864
Energy Transfer Operating LP ,
6.50%, 2/1/2042 1,350,000 1,645,094
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 577,491
3.25%, 8/1/2050 395,000 395,665
Marathon Oil Corp. ,
6.60%, 10/1/2037(c) 1,200,000 1,480,838
MPLX LP ,
5.50%, 2/15/2049 1,270,000 1,669,765
ONEOK, Inc. ,
7.15%, 1/15/2051 2,000,000 2,763,363
Sabine Pass Liquefaction
LLC ,
4.50%, 5/15/2030(a) 2,140,000 2,535,234
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 1,925,000 2,491,390
22,271,945
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 1,800,000 2,433,672
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 2,100,000 2,348,663

74 - Statement of Investments - December 31, 2020 - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 2,385,000 2,537,261
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023(c) 4,000,000 3,960,000
3.15%, 10/1/2026 3,500,000 3,364,410
14,644,006
Road & Rail 0.9%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 4,378,000 4,650,049
4.25%, 11/1/2029(a) 3,530,000 3,864,785
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 3,458,525
11,973,359
Software 0.6%
Microsoft Corp. ,
3.30%, 2/6/2027(c) 5,500,000 6,273,297
Oracle Corp. ,
3.60%, 4/1/2050 2,375,000 2,768,499
9,041,796
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030 6,750,000 6,810,615
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc. ,
3.00%, 2/9/2024 5,250,000 5,650,337
2.45%, 8/4/2026 4,000,000 4,364,994
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 1,112,263
11,127,594
Thrifts & Mortgage Finance 0.5%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,263,484
5.70%, 10/22/2023(a) 3,000,000 3,395,278
6,658,762
Trading Companies & Distributors 0.1%
GATX Corp. ,
4.50%, 3/30/2045 1,315,000 1,540,639
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051(a) 3,960,000 4,074,167
Total Corporate Bonds
(cost $420,918,927)
460,025,283
Loan Participations 0.4%
Principal
Amount ($) Value ($)
Electrical Equipment 0.1%
Sensata Technologies BV,
Term Loan, (ICE LIBOR
USD 1 Month + 1.75%),
1.90%, 9/20/2026 (d) 1,007,100 1,005,660
0
Software 0.3%
TIBCO Software, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 1 Month + 3.75%),
3.90%, 6/30/2026 (d) 4,741,694 4,642,403
0
Total Loan Participations
(cost $5,645,792) 5,648,063
Mortgage-Backed Securities 29.0%
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 10,881,027 11,409,632
Pool# SB8083
1.50%, 1/1/2036 20,000,000 20,583,233
Pool# SD8005
Pool# SD8018
4.00%, 10/1/2049 5,441,755 5,804,299
Pool# SD8080
2.00%, 6/1/2050 6,479,905 6,730,845
Pool# SD8079
2.00%, 7/1/2050 13,156,593 13,691,621
Pool# SD8089
2.50%, 7/1/2050 5,593,086 5,900,197
Pool# SD8084
3.00%, 8/1/2050 19,005,428 19,940,455
FNMA Pool
Pool# 464279
4.30%, 7/1/2021 266,250 266,728
Pool# 464969
6.34%, 4/1/2028 2,341,650 2,924,048
Pool# 468516
5.17%, 6/1/2028 857,775 1,000,525
Pool# AM7073
6.41%, 1/1/2030 1,498,007 1,939,768
Pool# 468127
5.70%, 5/1/2041 1,144,855 1,312,345
Pool# AN0360
3.95%, 12/1/2045 10,000,000 12,042,696
FNMA UMBS Pool
Pool# FM2052
2.50%, 5/1/2028 17,747,734 18,494,674
Pool# AR9398
3.50%, 6/1/2043 1,303,414 1,417,583
Pool# BC0180
4.00%, 1/1/2046 4,651,567 5,054,529
Pool# AS7908
3.00%, 9/1/2046 11,358,467 11,943,753
Pool# AS8483
3.00%, 12/1/2046 4,488,045 4,735,304
Pool# MA2863
3.00%, 1/1/2047 13,728,638 14,371,014
Pool# AS8784
3.00%, 2/1/2047 4,586,451 4,821,240

NVIT Core Bond Fund - December 31, 2020 - Statement of Investments - 75
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE7557
3.50%, 2/1/2047 8,150,878 8,685,248
Pool# BM2003
4.00%, 10/1/2047 9,052,126 9,725,267
Pool# BJ3716
3.50%, 12/1/2047 5,194,727 5,516,575
Pool# MA3210
3.50%, 12/1/2047 2,217,525 2,351,819
Pool# BM3355
3.50%, 2/1/2048 3,502,191 3,705,119
Pool# CA1532
3.50%, 4/1/2048 10,677,541 11,346,431
Pool# CA2208
4.50%, 8/1/2048 2,927,437 3,177,933
Pool# CA2469
4.00%, 10/1/2048 6,408,335 6,844,506
Pool# MA3745
3.50%, 8/1/2049 15,371,935 16,237,194
Pool# BP5843
2.50%, 5/1/2050 22,931,023 24,190,145
Pool# MA4210
2.50%, 12/1/2050 9,963,643 10,510,737
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 1/25/2036 25,000,000
25,718,929
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 1/25/2051 15,000,000 15,152,910
2.00%, 1/25/2051 45,000,000 46,738,418
2.50%, 1/25/2051 45,000,000 47,429,239
Total Mortgage-Backed Securities
(cost $393,016,413)
401,714,959
Municipal Bonds 1.4%
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 6,002,092
District of Columbia 1.0%
Metropolitan Washington
Airports Authority, RB
Series D, 7.46%, 10/1/2046 6,000,000 10,638,720
Series D, 8.00%, 10/1/2047 2,000,000 3,431,900
14,070,620
Total Municipal Bonds
(cost $14,256,273)
20,072,712
U.S. Government Agency Securities 1.7%
FHLB, 5.00%, 3/12/2021 5,000,000 5,046,017
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 18,146,090
Total U.S. Government Agency Securities
(cost $19,088,150)
23,192,107
U.S. Treasury Obligations 6.1%
U.S. Treasury Bonds, 7.13%,
2/15/2023 1,000,000 1,148,047
U.S. Treasury Inflation Linked
Notes, 0.13%, 1/15/2030 (h) 43,000,000 48,528,273
U.S. Treasury Notes
2.63%, 1/31/2026 (c) 11,000,000 12,248,672
1.50%, 2/15/2030 21,000,000 22,203,398
Total U.S. Treasury Obligations
(cost $82,541,587)
84,128,390
Repurchase Agreements 0.4%
Cantor Fitzgerald & Co.
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $2,034,404,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $2,075,073. ( i )(j) 2,034,385 2,034,385
HSBC Bank plc
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $2,200,025,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$2,244,904. ( i )(j) 2,200,000 2,200,000

76 - Statement of Investments - December 31, 2020 - NVIT Core Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.12%, dated 12/31/2020,
due 1/4/2021, repurchase
price $1,000,014,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$1,020,000. ( i )(j) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,234,385)
5,234,385
Total Investments
(cost $1,301,452,617) — 98.8%
1,369,480,678
Other assets in excess of
liabilities — 1.2% 17,308,627
NET ASSETS — 100.0%
$ 1,386,789,305
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $427,660,172 which represents 30.84% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2020.
(c) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $34,779,465, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,234,385 and by
$30,841,834 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.38%, and maturity dates ranging from 1/15/2021 –
11/15/2050, a total value of $36,076,219.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2020.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2020.
The maturity date reflects the next call date.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2020.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Principal amounts are not adjusted for inflation.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$5,234,385.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Core Bond Fund - December 31, 2020 - Statement of Investments - 77
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 722 3/2021 USD 159,545,078 139,282
U.S. Treasury 5 Year Note 722 3/2021 USD 91,090,453 111,507
U.S. Treasury Long Bond 1,740 3/2021 USD 301,346,250 (1,131,596)
(880,807)
Short Contracts
U.S. Treasury 10 Year Note (76) 3/2021 USD (10,493,937) (9,682)
U.S. Treasury 10 Year Ultra Note (1,388) 3/2021 USD (217,026,813) 777,395
U.S. Treasury Ultra Bond (51) 3/2021 USD (10,891,688) 6,253
773,966
(106,841)
At December 31, 2020, the Fund had $5,394,850 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

78 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Asset-Backed Securities 5.0%
Principal
Amount ($) Value ($)
Home Equity 0.2%
Citigroup Mortgage Loan
Trust, Inc., Series 2006-
WFH4, Class M1, 0.43%,
11/25/2036(a) 2,526,474 2,513,967
Other 4.4%
522 Funding CLO Ltd., Series
2019-5A, Class A1, 1.63%,
1/15/2033(a)(b) 3,600,000 3,606,444
AM Capital Funding LLC,
Series 2018-1, Class A,
4.98%, 12/15/2023(b) 5,010,000 5,228,511
CIFC Funding Ltd., Series
2019-5A, Class A1, 1.58%,
10/15/2032(a)(b) 7,300,000 7,308,096
Corevest American Finance
Trust, Series 2019-1, Class
A, 3.32%, 3/15/2052(b) 2,354,237 2,508,429
Elmwood CLO III Ltd., Series
2019-3A, Class A1, 1.61%,
10/15/2032(a)(b) 8,600,000 8,612,272
Kayne CLO 5 Ltd., Series
2019-5A, Class A, 1.56%,
7/24/2032(a)(b) 7,300,000 7,306,234
Magnetite XXIV Ltd., Series
2019-24A, Class A, 1.57%,
1/15/2033(a)(b) 4,400,000 4,406,486
Octagon Investment Partners
44 Ltd., Series 2019-
1A, Class A, 1.52%,
7/20/2032(a)(b) 10,100,000 10,102,212
Southwick Park CLO LLC,
Series 2019-4A, Class A1,
1.52%, 7/20/2032(a)(b) 10,600,000 10,605,851
Voya CLO Ltd., Series
2019-2A, Class A, 1.49%,
7/20/2032(a)(b) 14,600,000 14,604,015
74,288,550
Student Loan 0.4%
Navient Student Loan Trust,
Series 2019-7A, Class A1,
0.65%, 1/25/2068(a)(b) 6,954,499 6,960,728
Total Asset-Backed Securities
(cost $83,029,770)
83,763,245
Collateralized Mortgage Obligations 7.9%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 3,322,015 3,368,921
FHLMC REMICS
Series 4073, Class SB, IO,
5.84%, 7/15/2042(a) 5,906,779 1,025,436
Series 4122, Class , IO,
4.00%, 10/15/2042 6,512,022 976,482
Series 4120, Class SV, IO,
5.99%, 10/15/2042(a) 6,176,124 1,180,378
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 4159, Class KS, IO,
5.99%, 1/15/2043(a) 3,405,262 743,916
Series 4459, Class IB, IO,
4.00%, 8/15/2043 5,499,127 779,002
Series 4468, Class SY, IO,
5.94%, 5/15/2045(a) 3,265,460 675,836
Series 4583, Class ST, IO,
5.84%, 5/15/2046(a) 6,855,878 1,133,050
Series 4623, Class MS, IO,
5.84%, 10/15/2046(a) 5,848,056 1,387,003
Series 4994, Class IB, IO,
2.50%, 7/25/2050 6,238,892 805,673
FHLMC Employees Pension
Plan , 0.15%, 10/25/2032(a) 7,738,218 7,590,343
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2017-DNA2, Class
M2, 3.60%, 10/25/2029(a) 10,600,000 10,947,536
Series 2017-HQA2, Class
M2, 2.80%, 12/25/2029(a) 5,659,820 5,699,107
Series 2017-DNA3, Class
M2, 2.65%, 3/25/2030(a) 5,410,000 5,483,900
Series 2017-HQA3, Class
M2, 2.50%, 4/25/2030(a) 9,063,864 9,193,635
Series 2018-DNA1, Class
M2, 1.95%, 7/25/2030(a) 2,162,847 2,144,412
Series 2018-HQA1, Class
M2, 2.45%, 9/25/2030(a) 7,821,352 7,791,620
FNMA REMICS
Series 2012-15, Class S,
IO, 5.80%, 3/25/2042(a) 5,995,548 1,157,212
Series 2012-70, Class HS,
IO, 5.85%, 7/25/2042(a) 7,639,301 1,570,409
Series 2012-68, Class SL,
IO, 5.90%, 7/25/2042(a) 6,302,124 1,356,951
Series 2012-149, Class LI,
IO, 4.00%, 1/25/2043 5,633,373 773,518
Series 2013-6, Class SB,
IO, 5.95%, 2/25/2043(a) 5,242,358 1,124,442
Series 418, Class C24, IO,
4.00%, 8/25/2043 5,808,129 857,151
Series 2014-90, Class SA,
IO, 6.00%, 1/25/2045(a) 6,447,076 1,332,521
Series 2016-3, Class IP, IO,
4.00%, 2/25/2046 6,906,172 919,397
Series 2020-24, Class MI,
IO, 4.00%, 4/25/2050 5,498,197 874,048
FNMA Connecticut Avenue
Securities
Series 2016-C07, Class
2M2, 4.50%, 5/25/2029(a) 5,031,694 5,242,307
Series 2017-C03, Class
1M2, 3.15%, 10/25/2029(a) 5,066,478 5,123,031
Series 2017-C04, Class
2M2, 3.00%, 11/25/2029(a) 3,905,830 3,930,461
Series 2017-C05, Class
1M2, 2.35%, 1/25/2030(a) 1,841,511 1,839,183
Series 2017-C06, Class
2M2, 2.95%, 2/25/2030(a) 2,308,755 2,326,252

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 79
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-C07, Class
2M2, 2.65%, 5/25/2030(a) 4,375,590 4,372,834
Series 2018-C01, Class
1M2, 2.40%, 7/25/2030(a) 9,880,634 9,831,056
Series 2018-C02, Class
2M2, 2.35%, 8/25/2030(a) 1,174,899 1,167,440
GCAT Trust
Series 2019-NQM2, Class
A1, 2.86%, 9/25/2059(b)(c) 5,257,574 5,334,027
Series 2019-NQM3, Class
A1, 2.69%, 11/25/2059(a)(b) 3,079,104 3,161,443
GNMA REMICS
Series 2013-23, Class IT,
IO, 3.50%, 2/20/2043 3,873,666 641,727
Series 2018-124, Class DS,
IO, 5.95%, 12/16/2043(a) 2,985,759 644,283
Series 2016-77, Class TS,
IO, 6.00%, 12/20/2044(a) 4,133,354 736,691
Series 2019-22, Class SA,
IO, 5.45%, 2/20/2045(a) 7,433,154 1,525,767
Series 2019-65, Class IE,
IO, 3.50%, 5/20/2046 8,861,200 898,299
Series 2016-91, Class NS,
IO, 5.93%, 7/20/2046(a) 6,116,488 1,480,988
New Residential Mortgage
Loan Trust, Series 2019-
NQM5, Class A1, 2.71%,
11/25/2059(a)(b) 3,645,960 3,742,836
OBX Trust, Series 2019-
EXP3, Class 2A1A, 1.05%,
10/25/2059(a)(b) 489,942 489,665
Starwood Mortgage
Residential Trust, Series
2019-INV1, Class A1,
2.61%, 9/27/2049(a)(b) 3,430,847 3,491,879
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(b)(c) 2,368,431 2,423,352
Series 2019-INV1, Class
A1, 3.40%, 12/25/2059(a)(b) 2,338,930 2,362,642
Total Collateralized Mortgage Obligations
(cost $129,453,739)
131,658,062
Commercial Mortgage-Backed Securities 6.8%
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(a) 4,100,000 4,307,503
Series 2013-GC17, Class B,
5.10%, 11/10/2046(a) 1,465,000 1,566,895
Series 2014-GC23, Class B,
4.17%, 7/10/2047(a) 2,915,000 3,148,374
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 5,406,771
COMM Mortgage Trust
Series 2012-CR4, Class
AM, 3.25%, 10/15/2045 3,325,000 3,354,321
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
COMM Mortgage Trust
Series 2014-CR16, Class
XA, IO, 0.97%, 4/10/2047(a) 34,285,929 913,950
Series 2014-CR17, Class
XA, IO, 0.97%, 5/10/2047(a) 25,639,416 655,341
Series 2014-UBS3, Class
XA, IO, 1.07%, 6/10/2047(a) 21,022,740 644,757
Series 2014-UBS6,
Class XA, IO, 0.89%,
12/10/2047(a) 17,613,388 481,716
Series 2014-CR21, Class
AM, 3.99%, 12/10/2047 6,850,000 7,514,001
Series 2015-LC21, Class
A4, 3.71%, 7/10/2048 2,160,000 2,416,170
Series 2015-CR25, Class
A4, 3.76%, 8/10/2048 3,075,000 3,457,368
Series 2017-COR2, Class
A1, 2.11%, 9/10/2050 1,434,387 1,448,234
CSAIL Commercial Mortgage
Trust
Series 2016-C7, Class A5,
3.50%, 11/15/2049 1,800,000 2,002,184
Series 2015-C2, Class XA,
IO, 0.75%, 6/15/2057(a) 35,366,251 942,305
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K098,
Class XAM, IO, 1.39%,
8/25/2029(a) 17,661,000 1,922,493
GS Mortgage Securities Trust
Series 2012-GCJ7, Class B,
4.74%, 5/10/2045 4,325,000 4,444,219
Series 2012-GCJ9, Class B,
3.75%, 11/10/2045(b) 3,330,000 3,437,272
Series 2014-GC18, Class
XA, IO, 1.01%, 1/10/2047(a) 52,276,121 1,317,708
Series 2014-GC26,
Class XA, IO, 0.96%,
11/10/2047(a) 29,794,965 903,789
Series 2015-GC30, Class
XA, IO, 0.75%, 5/10/2050(a) 38,637,901 1,056,298

80 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JPMBB Commercial Mortgage
Securities Trust , Series
2015-C31, Class A3, 3.80%,
8/15/2048 2,950,000 3,310,170
JPMDB Commercial Mortgage
Securities Trust , Series
2017-C7, Class A1, 2.08%,
10/15/2050 439,469 440,105
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C16, Class XA,
IO, 1.00%, 6/15/2047(a) 26,823,068 663,270
Morgan Stanley Capital
I Trust , Series 2015-
MS1, Class A4, 3.78%,
5/15/2048(a) 4,550,000 5,087,913
UBS Commercial Mortgage
Trust
Series 2017-C2, Class A4,
3.49%, 8/15/2050 2,700,000 3,016,723
Series 2017-C4, Class A1,
2.13%, 10/15/2050 761,242 763,803
Series 2017-C4, Class A4,
3.56%, 10/15/2050 2,502,000 2,810,072
Series 2017-C4, Class AS,
3.84%, 10/15/2050(a) 2,820,000 3,196,078
Series 2018-C14, Class A1,
3.38%, 12/15/2051 4,830,985 4,962,173
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class B,
4.14%, 10/15/2045 3,110,000 3,228,317
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 4,214,085
Series 2015-NXS4, Class
C, 4.70%, 12/15/2048(a) 3,553,000 3,827,931
Series 2016-LC24, Class
A4, 2.94%, 10/15/2049 1,695,000 1,859,815
Series 2016-NXS6, Class
A4, 2.92%, 11/15/2049 4,700,000 5,131,534
Series 2017-C39, Class A5,
3.42%, 9/15/2050 2,713,000 3,072,992
Series 2017-C40, Class A1,
2.11%, 10/15/2050 1,003,730 1,010,469
Series 2018-C46, Class A4,
4.15%, 8/15/2051 1,610,000 1,897,087
Series 2018-C48, Class A5,
4.30%, 1/15/2052 5,650,000 6,754,408
Series 2016-LC25, Class
A4, 3.64%, 12/15/2059 4,225,000 4,811,807
WFRBS Commercial
Mortgage Trust
Series 2014-LC14, Class
XA, IO, 1.26%, 3/15/2047(a) 17,832,677 580,689
Series 2014-C22, Class AS,
4.07%, 9/15/2057(a) 2,620,000 2,894,478
Total Commercial Mortgage-Backed
Securities
(cost $109,329,190) 114,875,588
Convertible Bond 0.0%
†
Principal
Amount ($) Value ($)
Media 0.0%
†
DISH Network Corp., 3.38%,
8/15/2026 778,000 741,614
Total Convertible Bond
(cost $707,187)
741,614
Corporate Bonds 45.0%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
3.63%, 2/1/2031 9,995,000 10,949,687
5.71%, 5/1/2040 4,585,000 5,928,921
5.93%, 5/1/2060 1,930,000 2,732,957
Spirit AeroSystems , Inc. ,
5.50%, 1/15/2025(b) 135,000 142,411
7.50%, 4/15/2025(b)(d) 350,000 375,375
TransDigm , Inc. ,
6.25%, 3/15/2026(b) 705,000 750,825
6.38%, 6/15/2026 500,000 517,500
7.50%, 3/15/2027 425,000 453,687
5.50%, 11/15/2027(d) 995,000 1,046,044
22,897,407
Airlines 0.1%
Delta Air Lines, Inc. ,
7.38%, 1/15/2026(d) 75,000 85,655
4.75%, 10/20/2028(b) 730,000 796,509
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(b) 980,000 1,053,500
United Airlines Holdings, Inc. ,
4.25%, 10/1/2022(d) 85,000 85,425
2,021,089
Auto Components 0.1%
American Axle &
Manufacturing, Inc. ,
6.88%, 7/1/2028(d) 400,000 431,000
Clarios Global LP ,
6.25%, 5/15/2026(b)(d) 230,000 246,675
8.50%, 5/15/2027(b) 230,000 249,874
Dealer Tire LLC ,
8.00%, 2/1/2028(b) 355,000 374,019
Goodyear Tire & Rubber Co.
(The) ,
9.50%, 5/31/2025 430,000 486,029
Tenneco, Inc. ,
7.88%, 1/15/2029(b) 270,000 303,146
2,090,743
Automobiles 1.0%
Ford Motor Co. ,
9.63%, 4/22/2030(d) 470,000 663,287
7.45%, 7/16/2031 80,000 102,600
4.75%, 1/15/2043 360,000 367,200
5.29%, 12/8/2046 360,000 376,200
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 4,939,359
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(b) 1,545,000 1,631,714

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 81
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Volkswagen Group of America
Finance LLC,
3.35%, 5/13/2025(b)(d) 3,050,000 3,352,373
3.75%, 5/13/2030(b) 4,385,000 5,055,890
16,488,623
Banks 7.6%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(b) 200,000 221,274
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,327,200
2.75%, 12/3/2030(d) 4,400,000 4,541,088
Bank Leumi Le-Israel BM ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.63%),
3.27%, 1/29/2031(b)(f) 200,000 207,250
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.13%,
6/20/2024(e)(f) 2,910,000 3,077,043
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,375,857
4.45%, 3/3/2026 4,155,000 4,842,168
(ICE LIBOR USD 3 Month +
1.51%), 3.71%, 4/24/2028(f) 3,125,000 3,556,337
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 4,934,677
Banque Centrale de Tunisie ,
Reg. S, 5.75%, 1/30/2025 200,000 181,579
BNP Paribas SA ,
(USD Swap Semi 5
Year + 4.92%), 6.75%,
3/14/2022(b)(d)(e)(f) 2,045,000 2,137,025
3.50%, 3/1/2023(b) 7,020,000 7,469,746
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 4.23%), 5.90%,
2/15/2023(d)(e)(f) 1,235,000 1,297,367
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(e)(f) 1,239,000 1,287,786
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 770,692
(ICE LIBOR USD 3 Month +
0.90%), 3.35%, 4/24/2025(f) 5,475,000 5,951,384
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(e)(f) 840,000 862,050
(ICE LIBOR USD 3 Month +
1.56%), 3.89%, 1/10/2028(f) 2,080,000 2,389,114
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(e)(f) 2,650,000 2,669,875
Comerica, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.29%),
5.63%, 7/01/2025(d)(e)(f) 1,305,000 1,445,287
Development Bank of Japan,
Inc. ,
1.00%, 8/27/2030(b) 2,105,000 2,079,459
Development Bank of
Mongolia LLC ,
7.25%, 10/23/2023(b) 200,000 214,500
Fifth Third Bancorp ,
Series H, (ICE LIBOR USD
3 Month + 3.03%), 5.10%,
6/30/2023(d)(e)(f) 2,560,000 2,597,504
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(d)(e)(f) 655,000 696,593
Grupo Aval Ltd. ,
4.38%, 2/4/2030(b)(d) 200,000 213,000
HSBC Holdings plc ,
(SOFR + 1.73%), 2.01%,
9/22/2028(f) 4,085,000 4,180,103
Huntington Bancshares, Inc. ,
Series E, (ICE LIBOR USD
3 Month + 2.88%), 5.70%,
4/15/2023(e)(f) 2,285,000 2,296,425
Series F, (US Treasury Yield
Curve Rate T Note Constant
Maturity 10 Year + 4.95%),
5.63%, 7/15/2030(d)(e)(f) 700,000 817,250
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e)(f) 1,000,000 1,097,800
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,505,329
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
4.62%, 11/01/2022(d)(e)(f) 1,430,000 1,411,916
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,457,062
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 775,000 800,188
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(f) 9,650,000 10,415,677
(SOFR + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 4,951,295
(SOFR + 2.52%), 2.96%,
5/13/2031(f) 4,045,000 4,434,273

82 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.51%), 2.53%,
11/19/2041(f) 2,385,000 2,451,401
M&T Bank Corp. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.17%), 5.00%,
8/01/2024(d)(e)(f) 1,295,000 1,366,225
NBK Tier 1 Financing 2 Ltd. ,
(USD Swap Semi 6
Year + 2.83%), 4.50%,
8/27/2025(b)(e)(f) 200,000 204,000
Regions Financial Corp. ,
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.43%), 5.75%,
6/15/2025(d)(e)(f) 650,000 724,100
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(b)(f) 6,195,000 6,244,207
Truist Bank ,
2.25%, 3/11/2030 2,210,000 2,317,370
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(d)(e)(f) 2,185,000 2,301,897
Series L, (ICE LIBOR USD
3 Month + 3.10%), 5.05%,
12/15/2024(d)(e)(f) 760,000 771,400
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(d)(e)(f) 590,000 649,006
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(e)(f) 650,000 742,632
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(b) 200,000 204,860
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(e)(f) 1,290,000 1,369,012
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(d)(e)(f) 645,000 731,269
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,768,499
(ICE LIBOR USD 3
Month + 1.17%), 2.88%,
10/30/2030(f) 8,980,000 9,791,986
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 5,498,990
126,850,027
Beverages 0.8%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 10,570,000 13,756,277
Biotechnology 1.6%
AbbVie, Inc. ,
2.30%, 11/21/2022 2,105,000 2,182,282
2.95%, 11/21/2026 12,930,000 14,302,825
4.25%, 11/21/2049 1,435,000 1,798,585
Gilead Sciences, Inc. ,
1.65%, 10/1/2030 6,050,000 6,066,177
2.80%, 10/1/2050 2,675,000 2,650,146
27,000,015
Building Products 0.7%
Carrier Global Corp. ,
2.49%, 2/15/2027 4,710,000 5,080,313
2.72%, 2/15/2030 3,515,000 3,752,600
Cornerstone Building Brands,
Inc. ,
8.00%, 4/15/2026(b)(d) 415,000 436,788
6.13%, 1/15/2029(b) 470,000 499,375
JELD-WEN, Inc. ,
4.63%, 12/15/2025(b) 100,000 102,051
4.88%, 12/15/2027(b)(d) 410,000 433,575
Masonite International Corp. ,
5.75%, 9/15/2026(b) 435,000 454,575
5.38%, 2/1/2028(b) 100,000 107,375
Standard Industries, Inc. ,
5.00%, 2/15/2027(b) 80,000 83,600
4.38%, 7/15/2030(b) 425,000 454,635
Votorantim Cimentos
International SA ,
Reg. S, 7.25%, 4/5/2041 200,000 272,252
11,677,139
Capital Markets 2.0%
Bank of New York Mellon
Corp. (The) ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.36%), 4.70%,
9/20/2025(d)(e)(f) 1,425,000 1,571,490
Series F, (ICE LIBOR USD
3 Month + 3.13%), 4.62%,
9/20/2026(e)(f) 1,395,000 1,478,700
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.82%),
6.37%, 8/21/2026(b)(e)(f) 1,600,000 1,782,000

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 83
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Credit Suisse Group AG,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(b)(e)(f) 1,705,000 1,773,200
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 1,598,000 1,741,820
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(d)(e)(f) 1,144,000 1,210,260
(ICE LIBOR USD 3 Month +
1.20%), 3.27%, 9/29/2025(f) 2,200,000 2,410,549
Series O, (ICE LIBOR USD
3 Month + 3.83%), 5.30%,
11/10/2026(d)(e)(f) 1,050,000 1,146,831
Huarong Finance 2017 Co.
Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 7.77%),
4.50%, 1/24/2022(e)(f) 400,000 407,201
Intercontinental Exchange,
Inc. ,
3.00%, 9/15/2060 1,085,000 1,132,268
LPL Holdings, Inc. ,
5.75%, 9/15/2025(b) 515,000 532,726
4.63%, 11/15/2027(b) 215,000 222,525
Morgan Stanley ,
3.63%, 1/20/2027 4,000,000 4,589,481
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(d)(f) 2,705,000 3,134,559
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 7,849,891
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(e)(f) 2,205,000 2,488,343
33,471,844
Chemicals 0.2%
CNAC HK Finbridge Co. Ltd. ,
Reg. S, 3.38%, 6/19/2024 400,000 404,664
Reg. S, 5.13%, 3/14/2028 200,000 217,504
Illuminate Buyer LLC ,
9.00%, 7/1/2028(b) 70,000 77,000
Ingevity Corp. ,
3.88%, 11/1/2028(b) 270,000 272,025
Nouryon Holding BV ,
8.00%, 10/1/2026(b)(d) 460,000 488,750
NOVA Chemicals Corp. ,
4.88%, 6/1/2024(b) 355,000 369,644
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
NOVA Chemicals Corp.,
5.25%, 6/1/2027(b)(d) 348,000 370,801
Olin Corp. ,
5.63%, 8/1/2029(d) 225,000 244,406
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 424,600
6.50%, 9/27/2028 200,000 216,600
Trinseo Materials Operating
SCA ,
5.38%, 9/1/2025(b)(d) 515,000 525,944
Tronox , Inc. ,
6.50%, 4/15/2026(b)(d) 365,000 380,056
3,991,994
Commercial Services & Supplies 0.5%
APX Group, Inc. ,
7.63%, 9/1/2023(d) 285,000 295,688
6.75%, 2/15/2027(b) 245,000 263,375
Aramark Services, Inc. ,
6.38%, 5/1/2025(b)(d) 520,000 555,750
5.00%, 2/1/2028(b)(d) 795,000 837,731
Garda World Security Corp. ,
8.75%, 5/15/2025(b) 325,000 338,000
9.50%, 11/1/2027(b) 259,000 286,843
Harsco Corp. ,
5.75%, 7/31/2027(b) 530,000 560,475
IAA, Inc. ,
5.50%, 6/15/2027(b) 695,000 736,700
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(b) 875,000 900,401
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(b)(d) 640,000 656,800
Nielsen Finance LLC ,
5.00%, 4/15/2022(b) 26,000 26,068
5.63%, 10/1/2028(b)(d) 445,000 483,515
5.88%, 10/1/2030(b)(d) 290,000 328,063
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(b) 590,000 646,050
3.38%, 8/31/2027(b) 150,000 148,875
6.25%, 1/15/2028(b) 565,000 606,578
7,670,912
Communications Equipment 0.1%
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b) 622,000 635,995
5.00%, 3/15/2027(b)(d) 560,000 554,400
CommScope , Inc. ,
6.00%, 3/1/2026(b) 80,000 84,288
8.25%, 3/1/2027(b) 430,000 459,025
7.13%, 7/1/2028(b) 290,000 308,963
2,042,671

84 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering 0.1%
China Minmetals Corp. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.72%),
3.75%, 11/13/2022(e)(f) 844,000 857,108
Dianjian Haiyu Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 5.45%),
4.30%, 6/20/2024(e)(f) 250,000 257,900
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(b) 200,000 215,000
Mexico City Airport Trust ,
5.50%, 7/31/2047(b) 200,000 210,700
1,540,708
Consumer Finance 1.1%
Avolon Holdings Funding Ltd. ,
3.25%, 2/15/2027(b) 6,155,000 6,277,710
Capital One Financial Corp. ,
Series E, (ICE LIBOR USD
3 Month + 3.80%), 4.03%,
3/01/2021(d)(e)(f) 4,525,000 4,485,633
Discover Financial Services ,
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.78%), 6.13%,
6/23/2025(d)(e)(f) 655,000 738,513
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e)(f) 3,050,000 3,263,500
Ford Motor Credit Co. LLC ,
4.69%, 6/9/2025 235,000 250,569
5.13%, 6/16/2025 200,000 217,460
4.39%, 1/8/2026 725,000 761,018
5.11%, 5/3/2029(d) 585,000 651,514
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(b)(g) 591,131 514,727
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 382,375
8.88%, 6/1/2025 70,000 79,188
7.13%, 3/15/2026 335,000 396,137
18,018,344
Containers & Packaging 0.2%
Berry Global, Inc. ,
4.50%, 2/15/2026(b)(d) 110,000 112,475
5.63%, 7/15/2027(b)(d) 440,000 473,137
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(b) 295,000 325,975
Intelligent Packaging Ltd.
Finco , Inc. ,
6.00%, 9/15/2028(b) 280,000 287,700
Mauser Packaging Solutions
Holding Co. ,
5.50%, 4/15/2024(b) 20,000 20,395
7.25%, 4/15/2025(b)(d) 780,000 787,800
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Reynolds Group Issuer, Inc. ,
4.00%, 10/15/2027(b) 280,000 287,000
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(b) 305,000 324,825
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(b)(c)(d) 220,000 240,900
2,860,207
Distributors 0.1%
Core & Main LP ,
6.13%, 8/15/2025(b)(d) 190,000 196,413
Performance Food Group,
Inc. ,
6.88%, 5/1/2025(b) 55,000 58,850
5.50%, 10/15/2027(b) 500,000 527,500
Resideo Funding, Inc. ,
6.13%, 11/1/2026(b)(d) 320,000 336,800
Univar Solutions USA, Inc. ,
5.13%, 12/1/2027(b) 745,000 786,906
1,906,469
Diversified Consumer Services 0.0%
†
frontdoor , Inc. ,
6.75%, 8/15/2026(b) 260,000 277,225
Diversified Financial Services 0.1%
Charming Light Investments
Ltd. ,
Reg. S, 4.38%, 12/21/2027 400,000 452,652
Gazprom PJSC ,
5.15%, 2/11/2026(b) 391,000 445,528
Gtlk Europe Capital DAC ,
Reg. S, 4.95%, 2/18/2026 273,000 286,486
Reg. S, 4.65%, 3/10/2027 200,000 207,736
MDGH - GMTN BV ,
3.70%, 11/7/2049(b) 200,000 228,800
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(b)(d) 360,000 351,900
Power Finance Corp. Ltd. ,
3.95%, 4/23/2030(b) 200,000 213,206
2,186,308
Diversified Telecommunication Services 1.9%
Altice France Holding SA ,
6.00%, 2/15/2028(b)(d) 665,000 673,465
Altice France SA ,
7.38%, 5/1/2026(b) 610,000 642,025
8.13%, 2/1/2027(b) 355,000 391,391
5.50%, 1/15/2028(b)(d) 540,000 564,575
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 3,521,857
3.50%, 6/1/2041 1,420,000 1,528,739
3.30%, 2/1/2052 2,040,000 2,018,828
3.50%, 9/15/2053(b) 5,335,000 5,314,663
3.55%, 9/15/2055(b) 6,673,000 6,637,517
3.85%, 6/1/2060 1,235,000 1,291,982
CCO Holdings LLC ,
5.75%, 2/15/2026(b) 545,000 562,358
5.50%, 5/1/2026(b) 200,000 207,250

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 85
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
CCO Holdings LLC,
5.00%, 2/1/2028(b)(d) 190,000 200,925
4.75%, 3/1/2030(b) 55,000 59,345
4.50%, 8/15/2030(b)(d) 805,000 854,307
CenturyLink, Inc. ,
4.50%, 1/15/2029(b) 295,000 300,163
Frontier Communications
Corp. ,
5.88%, 10/15/2027(b)(d) 310,000 335,188
5.00%, 5/1/2028(b)(d) 220,000 229,350
6.75%, 5/1/2029(b) 330,000 353,100
Intelsat Jackson Holdings SA ,
8.00%, 2/15/2024(c) 735,000 752,456
Sprint Capital Corp. ,
8.75%, 3/15/2032(d) 265,000 419,594
Verizon Communications, Inc. ,
1.50%, 9/18/2030 2,685,000 2,642,417
2.65%, 11/20/2040 1,185,000 1,196,679
Virgin Media Finance plc ,
5.00%, 7/15/2030(b)(d) 585,000 606,938
31,305,112
Electric Utilities 1.9%
ABY Transmision Sur SA ,
6.88%, 4/30/2043(b) 193,820 260,203
Adani Electricity Mumbai Ltd. ,
3.95%, 2/12/2030(b) 200,000 211,800
Comision Federal de
Electricidad ,
Reg. S, 4.75%, 2/23/2027 200,000 227,000
Commonwealth Edison Co. ,
4.00%, 3/1/2049 5,310,000 6,785,720
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 3,660,000 4,137,481
Empresa de Transmision
Electrica SA ,
5.13%, 5/2/2049(b) 400,000 497,564
Entergy Texas, Inc. ,
1.75%, 3/15/2031 2,905,000 2,910,005
Eskom Holdings SOC Ltd. ,
Reg. S, 6.75%, 8/6/2023 200,000 203,500
7.13%, 2/11/2025(b) 200,000 204,200
Evergy , Inc. ,
2.45%, 9/15/2024(d) 1,490,000 1,579,666
FirstEnergy Corp. ,
Series C, 4.85%,
7/15/2047(c) 400,000 497,025
Interstate Power and Light
Co. ,
2.30%, 6/1/2030 1,790,000 1,891,813
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 2,649,905
Pacific Gas and Electric Co. ,
3.30%, 8/1/2040(d) 1,410,000 1,403,920
3.50%, 8/1/2050 4,235,000 4,203,166
Perusahaan Listrik Negara PT ,
Reg. S, 5.25%, 10/24/2042 200,000 235,628
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 3,129,818
31,028,414
Electrical Equipment 0.0%
†
EnerSys ,
4.38%, 12/15/2027(b) 385,000 407,138
Energy Equipment & Services 0.1%
Archrock Partners LP ,
6.25%, 4/1/2028(b) 375,000 390,360
USA Compression Partners
LP ,
6.88%, 4/1/2026 425,000 444,125
6.88%, 9/1/2027 85,000 90,744
925,229
Entertainment 0.6%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 2,465,000 2,404,419
Live Nation Entertainment,
Inc. ,
4.88%, 11/1/2024(b)(d) 270,000 273,375
6.50%, 5/15/2027(b) 955,000 1,068,187
4.75%, 10/15/2027(b) 385,000 395,227
Walt Disney Co. (The) ,
3.50%, 5/13/2040 2,825,000 3,316,167
4.70%, 3/23/2050(d) 1,765,000 2,488,651
9,946,026
Equity Real Estate Investment Trusts (REITs) 1.1%
EPR Properties ,
4.50%, 6/1/2027 385,000 385,386
4.95%, 4/15/2028 100,000 100,549
3.75%, 8/15/2029(d) 140,000 134,245
ESH Hospitality, Inc. ,
5.25%, 5/1/2025(b) 405,000 415,125
Essex Portfolio LP ,
2.65%, 3/15/2032 5,825,000 6,246,206
Iron Mountain, Inc. ,
4.88%, 9/15/2027(b)(d) 440,000 459,800
5.25%, 3/15/2028(b)(d) 785,000 828,403
5.00%, 7/15/2028(b)(d) 70,000 74,366
4.88%, 9/15/2029(b) 110,000 116,050
5.25%, 7/15/2030(b)(d) 215,000 232,200
5.63%, 7/15/2032(b) 895,000 986,737
Park Intermediate Holdings
LLC ,
7.50%, 6/1/2025(b) 165,000 178,200
RHP Hotel Properties LP ,
4.75%, 10/15/2027(d) 350,000 362,250
Uniti Group LP ,
6.00%, 4/15/2023(b)(d) 480,000 489,600
7.13%, 12/15/2024(b) 345,000 348,450
7.88%, 2/15/2025(b)(d) 785,000 843,255
Ventas Realty LP ,
3.50%, 4/15/2024(d) 6,105,000 6,639,684
18,840,506

86 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing 0.0%
†
Cencosud SA ,
4.38%, 7/17/2027(b) 260,000 291,335
Reg. S, 4.38%, 7/17/2027 200,000 224,103
Walmart, Inc. ,
4.05%, 6/29/2048 20,000 27,093
542,531
Food Products 0.8%
Kraft Heinz Foods Co. ,
3.75%, 4/1/2030(b)(d) 5,575,000 5,955,366
5.20%, 7/15/2045 35,000 41,558
4.88%, 10/1/2049(b) 5,265,000 6,132,553
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 100,000 105,875
5.63%, 1/15/2028(b) 780,000 830,700
4.63%, 4/15/2030(b)(d) 705,000 741,632
13,807,684
Health Care Equipment & Supplies 0.2%
Ortho-Clinical Diagnostics,
Inc. ,
7.38%, 6/1/2025(b) 360,000 383,400
7.25%, 2/1/2028(b)(d) 495,000 522,225
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,353,657
3,259,282
Health Care Providers & Services 1.7%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(b)(d) 410,000 440,361
5.00%, 4/15/2029(b) 120,000 128,100
Cigna Corp. ,
3.75%, 7/15/2023 9,619,000 10,398,162
2.40%, 3/15/2030 3,865,000 4,118,732
Community Health Systems,
Inc. ,
8.13%, 6/30/2024(b)(d) 125,000 129,375
6.63%, 2/15/2025(b) 70,000 73,674
5.63%, 3/15/2027(b)(d) 125,000 134,406
6.00%, 1/15/2029(b)(d) 135,000 145,835
CVS Health Corp. ,
3.00%, 8/15/2026 3,045,000 3,372,059
1.75%, 8/21/2030 4,080,000 4,101,753
2.70%, 8/21/2040 690,000 697,029
Envision Healthcare Corp. ,
8.75%, 10/15/2026(b) 215,000 134,913
HCA, Inc. ,
7.69%, 6/15/2025(d) 155,000 186,000
5.38%, 9/1/2026(d) 690,000 793,086
5.63%, 9/1/2028(d) 145,000 171,281
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(b) 325,000 279,500
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 340,000 365,772
7.00%, 8/1/2025(d) 170,000 175,720
4.63%, 6/15/2028(b) 90,000 94,275
6.13%, 10/1/2028(b) 1,940,000 2,024,691
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
West Street Merger Sub, Inc. ,
6.38%, 9/1/2025(b)(d) 740,000 758,500
28,723,224
Hotels, Restaurants & Leisure 0.8%
1011778 BC ULC ,
4.25%, 5/15/2024(b) 175,000 178,500
5.75%, 4/15/2025(b)(d) 35,000 37,450
4.00%, 10/15/2030(b) 405,000 410,735
Boyd Gaming Corp. ,
6.38%, 4/1/2026(d) 255,000 264,897
6.00%, 8/15/2026 525,000 544,687
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(b) 225,000 239,625
8.13%, 7/1/2027(b)(d) 770,000 852,407
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(b)(d) 335,000 338,548
Carnival Corp. ,
11.50%, 4/1/2023(b) 835,000 965,527
7.63%, 3/1/2026(b) 70,000 76,264
9.88%, 8/1/2027(b)(d) 350,000 402,500
Cedar Fair LP ,
5.50%, 5/1/2025(b) 685,000 714,113
5.38%, 4/15/2027 615,000 628,837
Hilton Domestic Operating
Co., Inc. ,
5.75%, 5/1/2028(b) 580,000 630,750
Hilton Worldwide Finance
LLC ,
4.88%, 4/1/2027 40,000 42,337
NCL Corp. Ltd. ,
5.88%, 3/15/2026(b) 150,000 158,063
Royal Caribbean Cruises Ltd. ,
5.25%, 11/15/2022 270,000 271,114
10.88%, 6/1/2023(b) 70,000 79,652
11.50%, 6/1/2025(b) 880,000 1,028,764
Scientific Games International,
Inc. ,
5.00%, 10/15/2025(b) 175,000 180,581
8.25%, 3/15/2026(b) 330,000 355,608
7.00%, 5/15/2028(b)(d) 655,000 704,262
SeaWorld Parks &
Entertainment, Inc. ,
9.50%, 8/1/2025(b) 290,000 314,831
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(b)(d) 460,000 472,650
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(b)(d) 760,000 820,800
Vail Resorts, Inc. ,
6.25%, 5/15/2025(b) 310,000 330,925
Wyndham Hotels & Resorts,
Inc. ,
5.38%, 4/15/2026(b)(d) 115,000 119,025
4.38%, 8/15/2028(b) 370,000 384,449
Wynn Las Vegas LLC ,
5.50%, 3/1/2025(b)(d) 740,000 773,611
5.25%, 5/15/2027(b) 375,000 386,531
12,708,043

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 87
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0.1%
Shea Homes LP ,
4.75%, 2/15/2028(b) 145,000 150,075
4.75%, 4/1/2029(b) 125,000 128,437
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(b) 260,000 294,663
5.75%, 1/15/2028(b) 465,000 526,613
5.13%, 8/1/2030(b) 180,000 201,600
TRI Pointe Group, Inc. ,
5.25%, 6/1/2027 250,000 271,875
5.70%, 6/15/2028 495,000 558,855
2,132,118
Household Products 0.0%
†
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(b)(d) 510,000 536,775
Independent Power and Renewable Electricity Producers
0.2%
Calpine Corp. ,
4.50%, 2/15/2028(b) 735,000 764,400
5.13%, 3/15/2028(b)(d) 590,000 620,663
4.63%, 2/1/2029(b)(d) 397,000 408,227
5.00%, 2/1/2031(b)(d) 553,000 577,885
Talen Energy Supply LLC ,
10.50%, 1/15/2026(b) 235,000 209,040
7.25%, 5/15/2027(b) 430,000 457,950
6.63%, 1/15/2028(b) 30,000 31,350
7.63%, 6/1/2028(b) 85,000 91,587
3,161,102
Industrial Conglomerates 0.7%
General Electric Co. ,
5.88%, 1/14/2038 4,495,000 6,085,203
4.25%, 5/1/2040 760,000 897,300
4.35%, 5/1/2050 4,310,000 5,232,625
12,215,128
Insurance 0.5%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(b) 590,000 631,300
AssuredPartners , Inc. ,
7.00%, 8/15/2025(b)(d) 340,000 352,393
5.63%, 1/15/2029(b) 280,000 292,250
Berkshire Hathaway Finance
Corp. ,
4.20%, 8/15/2048 4,035,000 5,321,004
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(b) 255,000 276,917
HUB International Ltd. ,
7.00%, 5/1/2026(b) 705,000 737,282
7,611,146
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.25%, 8/15/2060 1,905,000 1,837,443
Cars.com, Inc. ,
6.38%, 11/1/2028(b)(d) 115,000 122,069
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Rackspace Technology
Global, Inc. ,
5.38%, 12/1/2028(b) 315,000 330,026
Tencent Holdings Ltd. ,
3.24%, 6/3/2050(b) 216,000 223,651
2,513,189
IT Services 0.6%
Fiserv, Inc. ,
2.65%, 6/1/2030 6,025,000 6,515,018
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,976,726
Presidio Holdings, Inc. ,
4.88%, 2/1/2027(b) 550,000 583,429
8.25%, 2/1/2028(b)(d) 255,000 281,138
Tempo Acquisition LLC ,
6.75%, 6/1/2025(b) 242,000 250,119
10,606,430
Machinery 0.1%
ATS Automation Tooling
Systems, Inc. ,
4.13%, 12/15/2028(b) 85,000 86,487
Granite US Holdings Corp. ,
11.00%, 10/1/2027(b) 110,000 122,100
Terex Corp. ,
5.63%, 2/1/2025(b)(d) 780,000 803,498
1,012,085
Media 2.3%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 3,880,000 4,090,351
2.80%, 4/1/2031 2,835,000 2,994,811
4.80%, 3/1/2050 1,720,000 2,052,276
3.70%, 4/1/2051 2,565,000 2,658,923
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 8,413,659
3.30%, 2/1/2027(d) 2,740,000 3,093,467
2.45%, 8/15/2052(d) 4,085,000 3,970,701
CSC Holdings LLC ,
5.50%, 5/15/2026(b) 245,000 254,800
7.50%, 4/1/2028(b)(d) 430,000 483,569
6.50%, 2/1/2029(b) 200,000 225,810
5.75%, 1/15/2030(b)(d) 1,445,000 1,584,081
4.63%, 12/1/2030(b)(d) 310,000 323,563
DISH DBS Corp. ,
7.38%, 7/1/2028(d) 355,000 378,075
Fox Corp. ,
5.58%, 1/25/2049 2,745,000 4,006,058
Outfront Media Capital LLC ,
5.00%, 8/15/2027(b)(d) 401,000 408,017
4.63%, 3/15/2030(b) 120,000 122,657
Radiate Holdco LLC ,
4.50%, 9/15/2026(b) 160,000 165,000
6.50%, 9/15/2028(b)(d) 395,000 414,750
Scripps Escrow II, Inc. ,
5.38%, 1/15/2031(b) 120,000 126,193

88 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Sirius XM Radio, Inc. ,
4.63%, 7/15/2024(b)(d) 225,000 233,156
5.38%, 7/15/2026(b)(d) 65,000 67,763
5.00%, 8/1/2027(b) 130,000 138,126
5.50%, 7/1/2029(b) 595,000 654,686
4.13%, 7/1/2030(b) 425,000 452,359
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(b) 440,000 457,600
37,770,451
Metals & Mining 0.4%
Alcoa Nederland Holding BV ,
5.50%, 12/15/2027(b)(d) 630,000 689,390
ArcelorMittal SA ,
7.25%, 10/15/2039(c) 285,000 399,889
7.00%, 3/1/2041(c) 95,000 130,918
Chinalco Capital Holdings
Ltd. ,
Reg. S, 4.25%, 4/21/2022 200,000 203,061
Corp. Nacional del Cobre de
Chile ,
3.15%, 1/14/2030(b) 260,000 283,299
Reg. S, 5.63%, 9/21/2035 100,000 132,851
CSN Inova Ventures ,
6.75%, 1/28/2028(b)(d) 219,000 237,067
CSN Resources SA ,
7.63%, 4/17/2026(b) 418,000 449,350
First Quantum Minerals Ltd. ,
6.88%, 3/1/2026(b)(d) 405,000 422,213
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027(d) 135,000 143,438
4.13%, 3/1/2028 70,000 73,412
5.25%, 9/1/2029(d) 245,000 272,563
4.25%, 3/1/2030 70,000 75,425
5.40%, 11/14/2034 385,000 481,731
5.45%, 3/15/2043 825,000 1,027,125
Hudbay Minerals, Inc. ,
7.63%, 1/15/2025(b) 411,000 426,926
6.13%, 4/1/2029(b) 250,000 269,375
Joseph T Ryerson & Son, Inc. ,
8.50%, 8/1/2028(b) 184,000 208,380
Minera Mexico SA de CV ,
4.50%, 1/26/2050(b) 200,000 231,302
Minmetals Bounteous Finance
BVI Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 5.21%),
3.38%, 9/03/2024(e)(f) 205,000 207,665
Nexa Resources SA ,
5.38%, 5/4/2027(b) 318,000 353,381
Novelis Corp. ,
5.88%, 9/30/2026(b) 35,000 36,575
4.75%, 1/30/2030(b)(d) 370,000 398,625
Vale Overseas Ltd. ,
3.75%, 7/8/2030 44,000 48,950
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Vedanta Resources Ltd. ,
Reg. S, 6.38%, 7/30/2022 200,000 177,300
7,380,211
Multi-Utilities 0.4%
Dominion Energy, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.99%), 4.65%,
12/15/2024(d)(e)(f) 1,035,000 1,091,063
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,674,152
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 3,137,579
6,902,794
Oil, Gas & Consumable Fuels 6.3%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 683,045
4.60%, 11/2/2047(b) 200,000 248,380
Antero Midstream Partners LP ,
5.38%, 9/15/2024 290,000 282,750
7.88%, 5/15/2026(b) 420,000 433,684
5.75%, 3/1/2027(b) 195,000 191,587
5.75%, 1/15/2028(b) 30,000 28,806
Antero Resources Corp. ,
8.38%, 7/15/2026(b) 70,000 71,448
Apache Corp. ,
4.88%, 11/15/2027 150,000 159,000
4.38%, 10/15/2028 245,000 255,040
5.10%, 9/1/2040 85,000 91,162
4.75%, 4/15/2043 210,000 217,742
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(b) 670,000 641,525
9.00%, 11/1/2027(b) 115,000 127,650
8.25%, 12/31/2028(b) 100,000 99,750
Blue Racer Midstream LLC ,
7.63%, 12/15/2025(b)(d) 135,000 143,775
Buckeye Partners LP ,
4.15%, 7/1/2023 30,000 30,825
4.13%, 3/1/2025(b) 205,000 207,562
3.95%, 12/1/2026(d) 335,000 339,355
4.13%, 12/1/2027 235,000 239,700
4.50%, 3/1/2028(b) 430,000 442,900
5.85%, 11/15/2043 120,000 117,900
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 1,065,000 1,126,536
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(b) 515,000 540,750
Chevron Corp. ,
2.00%, 5/11/2027 2,820,000 2,989,370
2.98%, 5/11/2040 2,820,000 3,117,497
Comstock Resources, Inc. ,
9.75%, 8/15/2026(d) 315,000 337,837
9.75%, 8/15/2026 190,000 203,775

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 89
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
CrownRock LP ,
5.63%, 10/15/2025(b) 520,000 530,400
DCP Midstream Operating LP ,
3.88%, 3/15/2023 45,000 46,350
5.63%, 7/15/2027 290,000 321,900
(ICE LIBOR USD 3
Month + 3.85%), 5.85%,
5/21/2043(b)(f) 310,000 266,600
5.60%, 4/1/2044 545,000 562,015
Double Eagle III Midco 1 LLC ,
7.75%, 12/15/2025(b) 355,000 376,435
Empresa Nacional del
Petroleo ,
Reg. S, 4.50%, 9/14/2047 200,000 221,879
Energy Transfer Operating LP ,
2.90%, 5/15/2025 2,930,000 3,099,229
Series B, (ICE LIBOR USD
3 Month + 4.16%), 6.63%,
2/15/2028(d)(e)(f) 750,000 634,125
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,000,000 950,000
Energy Transfer Partners LP ,
4.50%, 11/1/2023 4,000,000 4,328,133
EnLink Midstream LLC ,
5.63%, 1/15/2028(b)(d) 95,000 97,041
EnLink Midstream Partners
LP ,
4.15%, 6/1/2025(d) 10,000 9,800
4.85%, 7/15/2026 170,000 164,900
5.05%, 4/1/2045 135,000 107,325
5.45%, 6/1/2047 70,000 56,175
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 6,215,712
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(f) 2,500,000 2,533,737
EQM Midstream Partners LP ,
6.00%, 7/1/2025(b) 100,000 109,500
4.13%, 12/1/2026 195,000 196,463
6.50%, 7/1/2027(b) 260,000 292,769
5.50%, 7/15/2028 465,000 508,175
Exxon Mobil Corp. ,
4.23%, 3/19/2040 1,665,000 2,069,552
4.33%, 3/19/2050 3,120,000 4,047,479
Galaxy Pipeline Assets Bidco
Ltd. ,
2.63%, 3/31/2036(b) 200,000 207,466
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 111,838
6.25%, 5/15/2026(d) 330,000 309,959
8.00%, 1/15/2027(d) 95,000 94,525
Global Partners LP ,
7.00%, 8/1/2027(d) 70,000 74,900
6.88%, 1/15/2029(b) 120,000 129,900
Harvest Midstream I LP ,
7.50%, 9/1/2028(b) 280,000 297,850
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Hilcorp Energy I LP ,
5.75%, 10/1/2025(b)(d) 195,000 197,194
6.25%, 11/1/2028(b)(d) 240,000 245,400
KazMunayGas National Co.
JSC ,
Reg. S, 5.38%, 4/24/2030 1,200,000 1,479,226
5.38%, 4/24/2030(b) 299,000 368,574
3.50%, 4/14/2033(b)(d) 297,000 324,484
5.75%, 4/19/2047(b) 200,000 268,010
Reg. S, 5.75%, 4/19/2047 200,000 268,010
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 2,720,625
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(b) 105,286 119,500
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030 2,270,000 2,548,058
Marathon Oil Corp. ,
4.40%, 7/15/2027(d) 1,710,000 1,900,190
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 11,275,872
Matador Resources Co. ,
5.88%, 9/15/2026(d) 480,000 470,400
MPLX LP ,
2.65%, 8/15/2030 6,175,000 6,467,906
4.50%, 4/15/2038 6,580,000 7,517,432
MSU Energy SA ,
6.88%, 2/1/2025(b) 150,000 106,502
Occidental Petroleum Corp. ,
2.90%, 8/15/2024 1,010,000 972,125
5.88%, 9/1/2025(d) 485,000 516,525
5.50%, 12/1/2025(d) 65,000 67,770
6.13%, 1/1/2031 115,000 123,073
Oil and Gas Holding Co.
BSCC (The) ,
Reg. S, 7.50%, 10/25/2027 630,000 718,225
PDC Energy, Inc. ,
5.75%, 5/15/2026 405,000 418,163
Petrobras Global Finance BV ,
5.09%, 1/15/2030 31,000 34,643
6.90%, 3/19/2049 329,000 417,007
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 11,299
Reg. S, + 0.00%), 6.00%,
11/15/2026(f)(h) 830,693 29,074
Reg. S, 5.38%,
4/12/2027(h) 789,800 27,643
Petroleos del Peru SA ,
4.75%, 6/19/2032(b) 200,000 229,616
4.75%, 6/19/2032(b) 200,000 229,616
Petroleos Mexicanos ,
6.88%, 10/16/2025(b) 97,000 106,205
5.35%, 2/12/2028 690,000 680,519
6.50%, 1/23/2029 52,000 53,756
6.84%, 1/23/2030 83,000 86,883
5.95%, 1/28/2031 435,000 433,913
6.75%, 9/21/2047 382,000 358,125
6.35%, 2/12/2048 474,000 429,681

90 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petroleos Mexicanos,
7.69%, 1/23/2050 116,000 116,957
6.95%, 1/28/2060 131,000 123,022
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,460,612
Plains All American Pipeline
LP ,
3.55%, 12/15/2029 2,075,000 2,170,415
Range Resources Corp. ,
4.88%, 5/15/2025(d) 250,000 236,147
9.25%, 2/1/2026 285,000 297,825
Saudi Arabian Oil Co. ,
Reg. S, 4.25%,
4/16/2039(d) 950,000 1,112,531
4.25%, 4/16/2039(b) 200,000 234,217
Southern Gas Corridor CJSC ,
Reg. S, 6.88%, 3/24/2026 2,000,000 2,416,600
6.88%, 3/24/2026(b) 206,000 248,910
State Oil Co. of the Azerbaijan
Republic ,
Reg. S, 4.75%, 3/13/2023 500,000 533,242
Summit Midstream Holdings
LLC ,
5.75%, 4/15/2025 305,000 195,200
Suncor Energy, Inc. ,
3.10%, 5/15/2025(d) 2,810,000 3,077,239
Tallgrass Energy Partners LP ,
5.50%, 9/15/2024(b) 85,000 86,488
7.50%, 10/1/2025(b) 165,000 178,132
6.00%, 3/1/2027(b) 220,000 227,975
5.50%, 1/15/2028(b) 85,000 86,806
6.00%, 12/31/2030(b) 185,000 190,839
Targa Resources Partners LP ,
4.25%, 11/15/2023 205,000 206,025
5.38%, 2/1/2027 33,000 34,662
5.50%, 3/1/2030(d) 745,000 808,847
4.88%, 2/1/2031(b)(d) 195,000 211,575
Tengizchevroil Finance Co.
International Ltd. ,
3.25%, 8/15/2030(b) 200,000 211,557
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(d)(f) 1,515,000 1,689,225
Western Midstream Operating
LP ,
4.10%, 2/1/2025(c) 105,000 108,210
5.05%, 2/1/2030(c)(d) 560,000 623,000
5.30%, 3/1/2048 110,000 109,005
6.25%, 2/1/2050(c) 10,000 11,000
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 2,155,216
104,724,206
Paper & Forest Products 0.0%
†
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 240,502
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0.6%
AstraZeneca plc ,
1.38%, 8/6/2030 4,175,000 4,128,620
Bausch Health Americas, Inc. ,
8.50%, 1/31/2027(b) 225,000 250,238
Bausch Health Cos., Inc. ,
7.00%, 3/15/2024(b) 190,000 195,462
6.13%, 4/15/2025(b) 440,000 453,490
5.50%, 11/1/2025(b) 340,000 352,339
5.75%, 8/15/2027(b) 40,000 42,900
Takeda Pharmaceutical Co.
Ltd. ,
3.38%, 7/9/2060(d) 1,478,000 1,634,508
Viatris , Inc. ,
4.00%, 6/22/2050(b) 2,010,000 2,298,818
9,356,375
Professional Services 0.1%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 670,000 696,800
Korn Ferry ,
4.63%, 12/15/2027(b) 510,000 530,400
1,227,200
Real Estate Management & Development 0.1%
Realogy Group LLC ,
4.88%, 6/1/2023(b) 100,000 102,000
7.63%, 6/15/2025(b) 275,000 298,573
9.38%, 4/1/2027(b)(d) 585,000 647,888
1,048,461
Road & Rail 0.0%
†
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(b)(d)(f) 229,000 233,580
Avis Budget Car Rental LLC ,
5.25%, 3/15/2025(b)(d) 230,000 231,150
Watco Cos. LLC ,
6.50%, 6/15/2027(b) 175,000 189,438
654,168
Semiconductors & Semiconductor Equipment 1.7%
Amkor Technology, Inc. ,
6.63%, 9/15/2027(b)(d) 915,000 992,775
Broadcom, Inc. ,
2.25%, 11/15/2023 2,980,000 3,112,035
4.70%, 4/15/2025 2,125,000 2,434,728
3.15%, 11/15/2025 2,980,000 3,251,523
5.00%, 4/15/2030 4,730,000 5,746,988
4.30%, 11/15/2032 4,475,000 5,301,756
Microchip Technology, Inc. ,
3.92%, 6/1/2021 7,250,000 7,352,917
28,192,722
Software 0.8%
Granite Merger Sub 2, Inc. ,
11.00%, 7/15/2027(b) 25,000 27,938
Oracle Corp. ,
4.00%, 7/15/2046(d) 2,510,000 3,075,900
3.60%, 4/1/2050 3,585,000 4,178,977
3.85%, 4/1/2060 3,295,000 4,043,269

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 91
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Solera LLC ,
10.50%, 3/1/2024(b) 765,000 792,731
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(b) 765,000 817,035
12,935,850
Specialty Retail 0.1%
Asbury Automotive Group,
Inc. ,
4.75%, 3/1/2030 5,000 5,363
L Brands, Inc. ,
9.38%, 7/1/2025(b) 100,000 123,000
5.25%, 2/1/2028 140,000 145,950
6.63%, 10/1/2030(b) 495,000 550,687
Staples, Inc. ,
7.50%, 4/15/2026(b) 580,000 605,677
White Cap Buyer LLC ,
6.88%, 10/15/2028(b) 125,000 133,281
1,563,958
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc. ,
3.35%, 2/9/2027(d) 2,545,000 2,902,236
2.95%, 9/11/2049(d) 4,440,000 4,946,722
2.55%, 8/20/2060 2,035,000 2,087,894
Dell International LLC ,
5.45%, 6/15/2023(b) 4,880,000 5,397,069
6.02%, 6/15/2026(b) 1,800,000 2,197,303
6.20%, 7/15/2030(b)(d) 590,000 766,582
18,297,806
Textiles, Apparel & Luxury Goods 0.0%
†
William Carter Co. (The) ,
5.63%, 3/15/2027(b) 590,000 620,975
Tobacco 0.9%
BAT Capital Corp. ,
2.26%, 3/25/2028 4,275,000 4,435,722
2.73%, 3/25/2031 8,550,000 8,850,460
5.28%, 4/2/2050 1,960,000 2,417,371
15,703,553
Trading Companies & Distributors 0.1%
Beacon Roofing Supply, Inc. ,
4.88%, 11/1/2025(b)(d) 975,000 998,156
Wireless Telecommunication Services 1.0%
Sprint Corp. ,
7.13%, 6/15/2024 640,000 748,410
7.63%, 3/1/2026 315,000 390,976
T-Mobile USA, Inc. ,
2.05%, 2/15/2028(b) 2,985,000 3,104,878
3.88%, 4/15/2030(b) 5,240,000 6,067,972
2.55%, 2/15/2031(b) 2,990,000 3,139,709
4.38%, 4/15/2040(b) 2,975,000 3,630,601
17,082,546
Total Corporate Bonds
(cost $690,117,136)
752,729,098
Foreign Government Securities 3.0%
Principal
Amount ($) Value ($)
ANGOLA 0.1%
Republic of Angola ,
Reg. S, 8.25%, 5/9/2028 200,000 191,450
Reg. S, 8.00%, 11/26/2029 240,000 225,139
Reg. S, 9.38%, 5/8/2048 1,000,000 941,000
Reg. S, 9.13%, 11/26/2049 200,000 184,400
1,541,989
ARGENTINA 0.1%
Argentine Republic ,
1.00%, 7/9/2029 128,076 55,393
0.12%, 1/9/2038(c) 1,780,588 727,815
0.12%, 7/9/2041(c) 1,840,000 694,600
1,477,808
ARMENIA 0.0%
†
Republic of Armenia ,
Reg. S, 3.95%, 9/26/2029 200,000 202,000
BAHRAIN 0.0%
†
Kingdom of Bahrain ,
Reg. S, 5.45%, 9/16/2032 200,000 210,171
BELARUS 0.0%
†
Republic of Belarus ,
Reg. S, 5.88%, 2/24/2026 200,000 204,808
Reg. S, 6.38%, 2/24/2031 200,000 203,000
407,808
BELIZE 0.0%
†
Belize Government Bond ,
Reg. S, 4.94%,
2/20/2034(c)( i ) 226,139 101,591
BERMUDA 0.0%
†
Bermuda Government Bond ,
Reg. S, 3.72%, 1/25/2027 200,000 223,502
Reg. S, 4.75%, 2/15/2029 472,000 574,660
798,162
BRAZIL 0.1%
Federative Republic of Brazil ,
3.88%, 6/12/2030 200,000 211,000
5.63%, 1/7/2041 220,000 259,820
State of Minas Gerais ,
Reg. S, 5.33%, 2/15/2028 320,000 347,203
818,023
COLOMBIA 0.1%
Republic of Colombia ,
3.00%, 1/30/2030 208,000 217,986
7.38%, 9/18/2037 132,000 192,555
6.13%, 1/18/2041 290,000 388,600
5.00%, 6/15/2045 210,000 256,200
1,055,341
COSTA RICA 0.1%
Republic of Costa Rica ,
Reg. S, 6.13%, 2/19/2031 205,000 191,163
Reg. S, 7.16%, 3/12/2045 700,000 646,625

92 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
COSTA RICA
Republic of Costa Rica
(continued)
7.16%, 3/12/2045(b) 438,000 404,602
1,242,390
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond ,
Reg. S, 7.45%, 4/30/2044 100,000 129,125
Reg. S, 6.85%, 1/27/2045 630,000 767,813
Reg. S, 6.40%, 6/5/2049 150,000 175,875
Reg. S, 5.88%, 1/30/2060 650,000 715,000
1,787,813
ECUADOR 0.1%
Republic of Ecuador ,
0.00%, 7/31/2030(b) 97,034 45,970
0.50%, 7/31/2030(b)(c) 396,900 254,016
Reg. S, 0.50%,
7/31/2030(c) 100,000 64,000
0.50%, 7/31/2035(b)(c) 1,040,130 562,981
0.50%, 7/31/2040(b)(c) 476,700 241,930
1,168,897
EGYPT 0.1%
Arab Republic of Egypt ,
Reg. S, 7.60%, 3/1/2029 200,000 229,604
Reg. S, 7.05%, 1/15/2032 200,000 217,350
Reg. S, 7.63%, 5/29/2032 200,000 226,200
Reg. S, 8.50%, 1/31/2047 400,000 452,000
Reg. S, 7.90%, 2/21/2048 430,000 466,550
Reg. S, 8.70%, 3/1/2049 600,000 691,500
2,283,204
EL SALVADOR 0.0%
†
Republic of El Salvador ,
Reg. S, 7.75%, 1/24/2023 80,000 79,000
Reg. S, 8.63%, 2/28/2029 62,000 62,000
Reg. S, 7.12%, 1/20/2050 152,000 135,660
Reg. S, 9.50%, 7/15/2052 150,000 151,500
428,160
GABON 0.0%
†
Gabonese Republic ,
Reg. S, 6.63%, 2/6/2031 205,000 211,162
GHANA 0.1%
Republic of Ghana ,
Reg. S, 10.75%,
10/14/2030 530,000 708,493
Reg. S, 7.88%, 2/11/2035 200,000 205,500
Reg. S, 8.95%, 3/26/2051 200,000 208,420
1,122,413
INDONESIA 0.1%
Republic of Indonesia ,Reg S
Reg. S, 8.50%, 10/12/2035 940,000 1,535,171
Reg. S, 7.75%, 1/17/2038 185,000 290,424
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA
Republic of Indonesia
(continued)
Reg. S, 5.25%, 1/17/2042 440,000 568,911
2,394,506
ISRAEL 0.0%
†
State of Israel Government
Bond ,
3.88%, 7/3/2050 200,000 240,039
IVORY COAST 0.2%
Republic of Cote d'Ivoire ,
Reg. S, 5.75%,
12/31/2032(c) 2,490,000 2,512,062
JAPAN 0.3%
Japan Bank for International
Cooperation ,
0.63%, 7/15/2025 5,010,000 5,010,659
LEBANON 0.0%
†
Lebanese Republic ,
Reg. S, 6.60%,
11/27/2026(h) 595,000 78,159
Reg. S, 6.65%,
2/26/2030(h) 46,000 6,149
8.25%, 5/17/2034(h) 742,000 98,196
182,504
MEXICO 0.3%
United Mexican States ,
2.66%, 5/24/2031 200,000 204,710
4.75%, 4/27/2032 3,615,000 4,350,653
5.00%, 4/27/2051(d) 200,000 249,000
3.77%, 5/24/2061 200,000 208,300
5.75%, 10/12/2110 582,000 774,060
5,786,723
MONGOLIA 0.1%
State of Mongolia ,
Reg. S, 8.75%, 3/9/2024 650,000 754,004
Reg. S, 5.13%, 4/7/2026 200,000 214,013
968,017
NIGERIA 0.0%
†
Federal Republic of Nigeria ,
5.63%, 6/27/2022 200,000 206,678
Reg. S, 7.63%, 11/21/2025 400,000 459,305
665,983
OMAN 0.0%
†
Sultanate of Oman
Government Bond ,
Reg. S, 6.50%, 3/8/2047 200,000 196,150
Reg. S, 6.75%, 1/17/2048 549,000 543,115
739,265
PANAMA 0.0%
†
Republic of Panama ,
8.88%, 9/30/2027 400,000 577,000

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 93
Foreign Government Securities
Principal
Amount ($) Value ($)
PANAMA
Republic of Panama
(continued)
2.25%, 9/29/2032 200,000 206,000
783,000
PARAGUAY 0.1%
Republic of Paraguay ,
Reg. S, 4.95%, 4/28/2031 535,000 646,681
Reg. S, 6.10%, 8/11/2044 200,000 267,500
914,181
PERU 0.0%
†
Republic of Peru ,
2.78%, 12/1/2060 90,000 90,810
QATAR 0.1%
State of Qatar ,
Reg. S, 3.75%, 4/16/2030 230,000 270,687
Reg. S, 4.82%, 3/14/2049 1,000,000 1,364,380
1,635,067
ROMANIA 0.1%
Romania Government Bond ,
Reg. S, 3.00%, 2/14/2031 718,000 770,565
Reg. S, 5.13%, 6/15/2048 290,000 370,475
1,141,040
RUSSIA 0.1%
Russian Federation ,
Reg. S, 4.25%, 6/23/2027 1,200,000 1,368,300
Reg. S, 4.38%,
3/21/2029(d) 400,000 466,512
Reg. S, 7.50%,
3/31/2030(c) 9,897 11,483
1,846,295
SENEGAL 0.0%
†
Republic of Senegal ,
Reg. S, 6.75%, 3/13/2048 400,000 440,147
SERBIA 0.0%
†
Republic of Serbia ,
Reg. S, 2.13%, 12/1/2030 528,000 521,822
SOUTH AFRICA 0.1%
Republic of South Africa ,
4.85%, 9/30/2029 200,000 212,285
5.88%, 6/22/2030 320,000 362,409
5.75%, 9/30/2049 400,000 400,704
975,398
SRI LANKA 0.1%
Democratic Socialist Republic
of Sri Lanka ,
Reg. S, 5.88%, 7/25/2022 267,000 183,381
Reg. S, 6.85%, 11/3/2025 617,000 365,912
Reg. S, 6.20%, 5/11/2027 200,000 112,908
Reg. S, 6.75%, 4/18/2028 1,207,000 684,224
Foreign Government Securities
Principal
Amount ($) Value ($)
SRI LANKA
Democratic Socialist Republic
of Sri Lanka (continued)
Reg. S, 7.85%, 3/14/2029 400,000 228,300
1,574,725
TURKEY 0.2%
Republic of Turkey ,
6.25%, 9/26/2022 200,000 209,140
7.25%, 12/23/2023 250,000 273,025
5.60%, 11/14/2024 224,000 234,416
6.38%, 10/14/2025 200,000 215,746
6.00%, 3/25/2027 520,000 551,295
5.95%, 1/15/2031 358,000 373,215
Turkiye Ihracat Kredi Bankasi
A/S ,
Reg. S, 5.38%, 2/8/2021 200,000 200,336
5.38%, 10/24/2023(b) 200,000 201,560
8.25%, 1/24/2024(b) 200,000 216,500
2,475,233
UKRAINE 0.2%
Ukraine Government Bond ,
Reg. S, 7.75%, 9/1/2025 120,000 134,397
Reg. S, 7.75%, 9/1/2026 460,000 518,650
Reg. S, 7.75%, 9/1/2027(d) 410,000 464,899
Reg. S, 9.75%,
11/1/2028(d) 1,200,000 1,476,360
0.00%, 5/31/2040(a)(b) 228,000 234,555
Ukreximbank ,
9.63%, 4/27/2022(b) 60,000 62,495
2,891,356
UNITED ARAB EMIRATES 0.0%
†
United Arab Emirates
Government Bond ,
Reg. S, 2.70%, 9/2/2070 200,000 186,532
URUGUAY 0.0%
†
Oriental Republic of Uruguay ,
4.38%, 1/23/2031 44,000 53,955
5.10%, 6/18/2050 216,000 302,400
356,355
UZBEKISTAN 0.1%
Republic of Uzbekistan ,
Reg. S, 4.75%, 2/20/2024 200,000 216,700
Reg. S, 5.38%, 2/20/2029 600,000 697,224
913,924
VENEZUELA, BOLIVARIAN REPUBLIC OF
0.0%
†
Bolivarian Republic of
Venezuela ,
Reg. S, 8.25%,
10/13/2024(h) 542,900 49,947
Total Foreign Government Securities
(cost $48,228,215)
50,152,522

94 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Mortgage-Backed Securities 30.9%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 993 1,041
Pool# G13122
5.00%, 4/1/2023 447 469
Pool# G13225
5.00%, 6/1/2023 10,566 11,092
Pool# J08443
5.00%, 7/1/2023 4,770 5,008
Pool# A24611
4.50%, 6/1/2034 1,787 1,972
Pool# G08084
4.50%, 10/1/2035 18,041 20,005
Pool# G08331
4.50%, 2/1/2039 1,954 2,185
Pool# A84655
4.50%, 3/1/2039 107,704 119,268
Pool# A86968
4.50%, 6/1/2039 8,305 9,213
Pool# G05472
4.50%, 6/1/2039 3,425 3,801
Pool# A89385
4.50%, 10/1/2039 4,628 5,192
Pool# G05849
4.50%, 5/1/2040 257,441 287,852
Pool# C03486
4.50%, 7/1/2040 2,983 3,350
Pool# C03531
4.00%, 10/1/2040 490,553 534,873
Pool# A94833
4.00%, 11/1/2040 1,950,810 2,168,650
Pool# A95230
4.00%, 12/1/2040 669,794 740,304
Pool# A96634
4.50%, 2/1/2041 89,421 99,375
Pool# G08443
4.50%, 4/1/2041 377,519 424,004
Pool# A97942
4.50%, 4/1/2041 109,652 122,724
Pool# Q00876
4.50%, 5/1/2041 512,351 572,552
Pool# G06956
4.50%, 8/1/2041 480,735 539,909
Pool# Z40047
4.00%, 10/1/2041 135,299 148,370
Pool# Q06344
4.00%, 2/1/2042 1,442,201 1,590,027
Pool# G08479
3.50%, 3/1/2042 206,272 221,832
Pool# C03795
3.50%, 4/1/2042 810,405 881,509
Pool# Q08997
3.50%, 6/1/2042 462,246 502,706
Pool# Q09004
3.50%, 6/1/2042 315,735 340,603
Pool# C04008
4.00%, 6/1/2042 397,990 434,003
Pool# C09004
3.50%, 7/1/2042 461,248 495,999
Pool# G08500
3.50%, 7/1/2042 275,485 296,331
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07083
4.00%, 7/1/2042 245,901 273,427
Pool# Z40054
4.00%, 7/1/2042 183,624 201,426
Pool# Q09896
3.50%, 8/1/2042 248,016 267,551
Pool# Q11348
3.50%, 9/1/2042 1,035,145 1,125,951
Pool# Q11095
3.50%, 9/1/2042 216,057 233,329
Pool# Q12143
3.50%, 10/1/2042 152,742 165,628
Pool# G07155
4.00%, 10/1/2042 332,019 363,188
Pool# Q13765
4.00%, 12/1/2042 208,131 231,412
Pool# Q16893
3.50%, 4/1/2043 291,659 320,493
Pool# Q18305
3.50%, 5/1/2043 171,138 184,566
Pool# Q19476
3.50%, 6/1/2043 246,782 268,321
Pool# Q19480
4.00%, 6/1/2043 936,827 1,023,113
Pool# G07459
3.50%, 8/1/2043 556,640 603,245
Pool# G08541
3.50%, 8/1/2043 472,457 509,589
Pool# Q20860
3.50%, 8/1/2043 177,460 192,888
Pool# V80509
4.00%, 10/1/2043 199,280 217,855
Pool# G08558
4.00%, 11/1/2043 87,560 95,314
Pool# G08559
4.50%, 11/1/2043 562,498 631,526
Pool# G08582
4.00%, 4/1/2044 132,730 144,492
Pool# G08583
4.50%, 4/1/2044 193,867 215,971
Pool# Q26367
4.00%, 5/1/2044 98,277 107,671
Pool# G08596
4.50%, 7/1/2044 632,823 705,119
Pool# G07943
4.50%, 8/1/2044 5,594 6,264
Pool# Q29697
3.50%, 11/1/2044 632,277 681,778
Pool# Q45219
3.50%, 1/1/2045 740,146 793,165
Pool# G07961
3.50%, 3/1/2045 506,091 548,807
Pool# G08633
4.00%, 3/1/2045 1,506,349 1,652,063
Pool# Q32070
4.00%, 3/1/2045 438,943 478,355
Pool# G08636
3.50%, 4/1/2045 1,341,029 1,435,879
Pool# Q35164
4.00%, 5/1/2045 522,129 575,309

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 95
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q33869
4.00%, 6/1/2045 323,570 353,403
Pool# G08659
3.50%, 8/1/2045 1,274,874 1,364,536
Pool# V81992
4.00%, 10/1/2045 1,188,119 1,291,898
Pool# Q36814
4.00%, 10/1/2045 742,440 804,786
Pool# G08672
4.00%, 10/1/2045 584,837 634,374
Pool# G08676
3.50%, 11/1/2045 1,079,815 1,156,402
Pool# G08681
3.50%, 12/1/2045 474,358 507,557
Pool# Q38473
4.00%, 1/1/2046 964,298 1,050,036
Pool# Q38470
4.00%, 1/1/2046 388,140 420,695
Pool# V82196
4.50%, 1/1/2046 225,910 250,363
Pool# Q39644
3.50%, 3/1/2046 2,003,529 2,137,087
Pool# G08693
3.50%, 3/1/2046 594,215 635,705
Pool# Q39438
4.00%, 3/1/2046 754,228 820,115
Pool# G08699
4.00%, 3/1/2046 705,231 765,186
Pool# G08700
4.50%, 3/1/2046 262,651 289,687
Pool# G08702
3.50%, 4/1/2046 883,137 944,346
Pool# Q40718
3.50%, 5/1/2046 764,009 816,247
Pool# Q40375
3.50%, 5/1/2046 338,387 360,720
Pool# G08706
3.50%, 5/1/2046 310,029 333,623
Pool# G08708
4.50%, 5/1/2046 66,971 73,842
Pool# Q40728
4.50%, 5/1/2046 11,232 12,207
Pool# Q45458
4.00%, 8/1/2046 1,593,321 1,740,784
Pool# G08735
4.50%, 10/1/2046 229,662 253,350
Pool# G08744
4.50%, 12/1/2046 731,745 805,883
Pool# Q46279
3.50%, 2/1/2047 1,194,118 1,268,713
Pool# Q46251
4.00%, 2/1/2047 591,892 638,861
Pool# G08753
4.50%, 2/1/2047 197,937 217,624
Pool# G08762
4.00%, 5/1/2047 1,665,826 1,791,004
Pool# V83204
4.50%, 5/1/2047 433,679 471,324
Pool# G08767
4.00%, 6/1/2047 1,778,992 1,912,802
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08770
3.50%, 7/1/2047 566,223 602,778
Pool# G08772
4.50%, 7/1/2047 16,985 18,457
Pool# Q50035
3.50%, 8/1/2047 1,361,295 1,447,424
Pool# G08774
3.50%, 8/1/2047 648,170 687,810
Pool# G08775
4.00%, 8/1/2047 1,618,198 1,736,720
Pool# G61228
4.00%, 8/1/2047 1,314,159 1,415,871
Pool# G08779
3.50%, 9/1/2047 950,337 1,008,073
Pool# Q51268
3.50%, 10/1/2047 1,627,983 1,728,802
Pool# G08785
4.00%, 10/1/2047 1,773,172 1,901,186
Pool# G61631
3.50%, 11/1/2047 2,543,036 2,722,238
Pool# Q52319
3.50%, 11/1/2047 1,101,810 1,167,372
Pool# G61467
4.00%, 11/1/2047 1,685,641 1,806,268
Pool# G08789
4.00%, 11/1/2047 1,139,130 1,223,664
Pool# G61281
3.50%, 1/1/2048 1,539,166 1,650,045
Pool# Q54463
4.00%, 2/1/2048 1,068,074 1,149,590
Pool# G67710
3.50%, 3/1/2048 1,669,515 1,796,159
Pool# V84282
4.50%, 6/1/2048 48,572 52,878
FHLMC UMBS Pool
Pool# ZA6388
4.50%, 2/1/2049 2,808,719 3,040,234
Pool# QA1790
3.00%, 8/1/2049 850,353 890,999
Pool# SD8024
3.00%, 11/1/2049 1,988,187 2,083,423
Pool# QA7325
3.00%, 2/1/2050 2,641,113 2,790,414
Pool# QA6750
3.00%, 2/1/2050 340,409 358,697
Pool# QA8311
3.00%, 3/1/2050 2,258,973 2,388,092
Pool# QB0211
2.50%, 6/1/2050 2,028,881 2,140,285
Pool# QB0098
2.50%, 6/1/2050 1,569,381 1,655,554
Pool# QB1457
2.50%, 7/1/2050 2,383,601 2,514,483
Pool# RA2970
2.50%, 7/1/2050 1,631,710 1,724,186
Pool# RA2480
2.50%, 7/1/2050 1,596,839 1,684,520
Pool# SD8074
3.00%, 7/1/2050 2,772,992 2,911,080

96 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QB1146
3.00%, 7/1/2050 2,528,899 2,654,179
Pool# RA3280
2.50%, 8/1/2050 2,416,398 2,549,081
Pool# QB2634
2.50%, 8/1/2050 2,309,444 2,436,254
Pool# SD8091
2.50%, 9/1/2050 2,536,882 2,676,180
Pool# QB4785
2.50%, 10/1/2050 2,471,096 2,606,781
Pool# QB6037
2.50%, 11/1/2050 1,372,331 1,447,685
FNMA UMBS Pool
Pool# 190404
4.50%, 5/1/2040 61,663 68,948
Pool# AB1389
4.50%, 8/1/2040 285,929 317,332
Pool# AE0691
4.50%, 10/1/2040 39,017 43,343
Pool# AH3952
4.00%, 1/1/2041 1,741,453 1,904,362
Pool# AH1560
4.00%, 1/1/2041 229,771 252,045
Pool# AE0725
4.50%, 1/1/2041 61,520 68,834
Pool# AL0791
4.00%, 2/1/2041 310,360 342,789
Pool# AE0984
4.50%, 2/1/2041 12,494 14,023
Pool# AH9471
4.50%, 4/1/2041 445,452 494,193
Pool# AH4038
4.50%, 4/1/2041 354,325 397,846
Pool# AI0213
4.50%, 4/1/2041 95,272 105,665
Pool# AI1193
4.50%, 4/1/2041 48,991 54,763
Pool# AI2468
4.50%, 5/1/2041 479,304 537,661
Pool# AI4211
4.50%, 6/1/2041 262,131 294,327
Pool# AI3506
4.50%, 6/1/2041 17,501 19,581
Pool# AI8194
4.50%, 8/1/2041 308,738 345,297
Pool# AB3505
4.00%, 9/1/2041 947,301 1,043,315
Pool# AJ1414
4.50%, 9/1/2041 149,850 168,502
Pool# FM0040
3.00%, 10/1/2041 1,395,691 1,476,657
Pool# AL1319
4.50%, 10/1/2041 66,485 73,599
Pool# AJ5269
4.00%, 11/1/2041 1,461,345 1,600,898
Pool# AJ9278
3.50%, 12/1/2041 471,583 508,594
Pool# AB4102
3.50%, 12/1/2041 163,230 175,546
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AX5302
4.00%, 1/1/2042 410,822 450,522
Pool# AL4300
4.50%, 1/1/2042 201,419 225,863
Pool# AK2818
4.50%, 1/1/2042 163,409 184,280
Pool# AK2415
4.00%, 2/1/2042 467,542 515,168
Pool# AK4520
4.00%, 3/1/2042 229,482 252,947
Pool# AK6743
4.00%, 3/1/2042 82,793 90,799
Pool# AK6568
3.50%, 4/1/2042 706,441 758,409
Pool# AK6846
3.50%, 4/1/2042 483,413 521,058
Pool# AK9393
3.50%, 4/1/2042 430,732 464,477
Pool# AL4029
4.50%, 4/1/2042 190,609 212,957
Pool# AP7363
4.00%, 10/1/2042 1,682,123 1,851,276
Pool# AL3714
3.50%, 1/1/2043 738,221 800,345
Pool# AQ9328
3.50%, 1/1/2043 148,554 161,519
Pool# AB9046
3.50%, 4/1/2043 902,531 986,995
Pool# AT2021
3.50%, 4/1/2043 636,841 691,649
Pool# AT1001
3.50%, 4/1/2043 452,076 496,498
Pool# AB9374
3.50%, 5/1/2043 470,248 516,618
Pool# AT7207
3.50%, 6/1/2043 1,117,441 1,214,172
Pool# AB9864
3.50%, 7/1/2043 325,532 355,999
Pool# AS0212
3.50%, 8/1/2043 1,372,652 1,492,897
Pool# AS0210
3.50%, 8/1/2043 906,798 991,101
Pool# AU3742
3.50%, 8/1/2043 530,254 576,403
Pool# AS0225
4.00%, 8/1/2043 1,591,590 1,751,697
Pool# AU6857
4.00%, 9/1/2043 560,696 619,947
Pool# AS0531
4.00%, 9/1/2043 365,439 402,021
Pool# AS0358
4.00%, 9/1/2043 296,721 327,270
Pool# MA1600
3.50%, 10/1/2043 804,648 868,319
Pool# AS0657
4.00%, 10/1/2043 464,452 509,498
Pool# AU4386
4.00%, 10/1/2043 175,095 190,875
Pool# AU6939
4.50%, 10/1/2043 144,743 162,707

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 97
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AU9522
4.50%, 10/1/2043 65,467 72,515
Pool# AU5057
4.00%, 11/1/2043 405,915 443,895
Pool# AS1042
4.00%, 11/1/2043 128,191 139,790
Pool# AV0691
4.00%, 12/1/2043 162,010 178,875
Pool# AV0664
4.50%, 12/1/2043 673,080 757,418
Pool# AS1559
4.00%, 1/1/2044 907,897 999,517
Pool# AS1764
4.00%, 2/1/2044 212,324 235,934
Pool# AW1847
4.50%, 4/1/2044 52,624 57,513
Pool# AS2322
4.50%, 4/1/2044 17,560 19,673
Pool# AS2276
4.50%, 4/1/2044 9,955 11,124
Pool# MA1926
4.50%, 6/1/2044 391,753 436,610
Pool# AW2478
4.50%, 6/1/2044 241,807 266,940
Pool# AW9189
4.50%, 7/1/2044 222,118 242,117
Pool# AL6223
4.50%, 8/1/2044 1,666,291 1,872,566
Pool# AX2491
4.00%, 10/1/2044 375,109 408,817
Pool# AS3656
4.50%, 10/1/2044 26,287 29,060
Pool# AL6432
4.00%, 1/1/2045 975,817 1,063,643
Pool# MA2145
4.00%, 1/1/2045 584,575 641,104
Pool# AL6520
4.00%, 2/1/2045 2,313,948 2,538,087
Pool# AZ1897
3.50%, 5/1/2045 461,279 494,128
Pool# AS5175
3.50%, 6/1/2045 967,346 1,051,670
Pool# AL9578
4.00%, 6/1/2045 660,820 721,672
Pool# CA6279
2.50%, 7/1/2045 3,900,711 4,114,896
Pool# AZ0862
3.50%, 7/1/2045 589,441 631,220
Pool# AZ7108
3.50%, 7/1/2045 202,966 217,221
Pool# AZ0869
4.00%, 7/1/2045 482,321 525,454
Pool# MA2415
4.00%, 10/1/2045 717,066 778,959
Pool# CA2929
3.50%, 12/1/2045 1,586,461 1,698,600
Pool# AS6400
4.00%, 12/1/2045 445,944 483,084
Pool# AS6464
3.50%, 1/1/2046 832,219 904,776
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BA4782
4.00%, 1/1/2046 1,371,517 1,503,843
Pool# BC4114
3.50%, 2/1/2046 1,637,338 1,752,588
Pool# BC1105
3.50%, 2/1/2046 894,005 956,891
Pool# BC0300
3.50%, 3/1/2046 167,633 178,906
Pool# BC2495
4.00%, 3/1/2046 2,542,152 2,848,333
Pool# AS6795
4.00%, 3/1/2046 651,136 702,740
Pool# FM1370
3.00%, 4/1/2046 2,540,658 2,685,648
Pool# BC0793
3.50%, 4/1/2046 2,018,406 2,165,325
Pool# AS7248
4.00%, 5/1/2046 482,719 522,215
Pool# AS7401
4.00%, 6/1/2046 1,095,340 1,184,046
Pool# AS7580
3.00%, 7/1/2046 1,841,483 1,936,982
Pool# AS7558
4.00%, 7/1/2046 538,245 581,194
Pool# AS7801
3.50%, 8/1/2046 445,913 475,302
Pool# MA2737
3.00%, 9/1/2046 1,707,408 1,795,671
Pool# MA2771
3.00%, 10/1/2046 1,653,172 1,739,856
Pool# AS8056
3.00%, 10/1/2046 1,049,253 1,103,146
Pool# BM3932
3.50%, 10/1/2046 1,229,871 1,312,156
Pool# AS8143
4.00%, 10/1/2046 1,016,888 1,099,207
Pool# AS8144
4.00%, 10/1/2046 449,961 486,385
Pool# AS8157
4.50%, 10/1/2046 106,727 117,680
Pool# AS8269
3.00%, 11/1/2046 4,176,544 4,379,384
Pool# BM3803
3.50%, 11/1/2046 897,958 956,359
Pool# BE5067
3.50%, 11/1/2046 689,752 738,613
Pool# MA2836
4.50%, 12/1/2046 430,054 474,422
Pool# AS8659
4.00%, 1/1/2047 1,137,377 1,224,362
Pool# AS8661
4.00%, 1/1/2047 978,498 1,052,595
Pool# AS8699
4.00%, 1/1/2047 354,652 381,492
Pool# MA2872
4.50%, 1/1/2047 389,623 428,670
Pool# BE5475
3.50%, 2/1/2047 1,247,915 1,330,794
Pool# BM3688
3.50%, 2/1/2047 881,661 941,290

98 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8807
3.50%, 2/1/2047 105,588 112,131
Pool# FM1000
3.00%, 4/1/2047 4,623,605 4,849,362
Pool# CA5843
3.00%, 4/1/2047 2,342,473 2,459,205
Pool# MA2959
3.50%, 4/1/2047 2,375,847 2,537,693
Pool# BM5784
3.50%, 5/1/2047 1,861,519 1,981,777
Pool# BM5347
3.50%, 5/1/2047 623,324 663,028
Pool# BM5348
3.50%, 5/1/2047 480,280 510,197
Pool# BE3619
4.00%, 5/1/2047 2,002,810 2,156,734
Pool# MA2995
4.00%, 5/1/2047 193,331 208,233
Pool# AS9829
3.50%, 6/1/2047 671,203 712,528
Pool# AS9831
4.00%, 6/1/2047 2,707,722 2,912,900
Pool# BE3702
4.00%, 6/1/2047 943,891 1,017,639
Pool# BM5179
3.00%, 7/1/2047 1,077,482 1,133,674
Pool# BE3767
3.50%, 7/1/2047 499,812 530,684
Pool# BM1538
4.00%, 7/1/2047 2,208,433 2,382,153
Pool# AS9975
4.00%, 7/1/2047 768,113 824,325
Pool# CA0062
4.00%, 7/1/2047 732,369 786,323
Pool# MA3058
4.00%, 7/1/2047 688,144 739,788
Pool# CA0237
4.00%, 8/1/2047 1,889,804 2,028,136
Pool# MA3088
4.00%, 8/1/2047 1,676,483 1,805,522
Pool# MA3120
3.50%, 9/1/2047 323,134 342,898
Pool# BH4019
4.00%, 9/1/2047 1,970,695 2,119,533
Pool# MA3121
4.00%, 9/1/2047 904,243 970,425
Pool# BH9360
4.00%, 10/1/2047 737,235 802,157
Pool# FM1467
3.00%, 12/1/2047 1,057,660 1,117,707
Pool# MA3210
3.50%, 12/1/2047 1,905,075 2,020,446
Pool# BM2005
4.00%, 12/1/2047 1,097,029 1,176,752
Pool# BM3392
4.00%, 1/1/2048 1,495,181 1,605,630
Pool# CA4140
3.00%, 2/1/2048 1,337,834 1,403,277
Pool# FM2897
3.00%, 2/1/2048 999,363 1,048,956
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3590
3.50%, 3/1/2048 890,131 957,336
Pool# BJ0650
3.50%, 3/1/2048 871,043 920,107
Pool# BM3900
4.00%, 4/1/2048 990,132 1,062,049
Pool# CA2194
4.00%, 8/1/2048 409,943 437,871
Pool# FM1572
3.00%, 9/1/2048 3,321,820 3,491,509
Pool# FM2385
3.00%, 9/1/2048 2,679,503 2,803,988
Pool# FM2915
3.00%, 11/1/2048 1,151,996 1,205,254
Pool# BM5024
3.00%, 11/1/2048 1,099,619 1,151,380
Pool# BO1464
3.50%, 10/1/2049 1,994,603 2,106,935
Pool# MA3834
3.00%, 11/1/2049 4,266,006 4,472,812
Pool# BO8947
3.00%, 1/1/2050 1,982,346 2,088,392
Pool# BO6164
3.00%, 1/1/2050 1,927,521 2,020,752
Pool# BP1424
3.00%, 3/1/2050 2,509,913 2,646,118
Pool# FM4334
3.00%, 4/1/2050 3,488,299 3,704,934
Pool# CA5519
3.00%, 4/1/2050 2,157,035 2,263,803
Pool# BP6817
2.50%, 5/1/2050 2,034,015 2,145,701
Pool# CA5668
3.00%, 5/1/2050 3,327,905 3,492,130
Pool# CA5670
3.00%, 5/1/2050 3,042,836 3,192,082
Pool# MA4078
2.50%, 7/1/2050 1,876,721 1,979,770
Pool# BP9581
2.50%, 8/1/2050 2,235,636 2,362,061
Pool# BK2829
2.50%, 8/1/2050 2,020,562 2,131,509
Pool# BQ0188
3.00%, 8/1/2050 2,010,651 2,107,000
Pool# BK3044
2.50%, 9/1/2050 3,657,468 3,858,296
Pool# BP6716
2.50%, 9/1/2050 3,112,738 3,283,656
Pool# MA4120
2.50%, 9/1/2050 2,292,501 2,418,380
Pool# BQ5749
2.50%, 10/1/2050 2,441,549 2,575,612
Pool# FM4640
2.50%, 11/1/2050 3,696,721 3,899,704
Pool# FM5316
2.00%, 12/1/2050 1,900,000 1,975,161

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 99
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4237
2.00%, 1/1/2051 2,000,000 2,077,452
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 1/25/2036 4,715,000
4,928,682
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 1/25/2047 1,300,000 1,361,844
2.00%, 1/25/2051 81,360,000 84,503,066
2.50%, 1/25/2051 41,770,000 44,024,873
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 805,152 876,503
Pool# MA0783
3.50%, 2/20/2043 1,001,290 1,099,798
Pool# MA2679
4.00%, 3/20/2045 17,064 18,820
Pool# MA2892
3.50%, 6/20/2045 62,476 67,256
Pool# MA3035
4.00%, 8/20/2045 33,136 36,307
Pool# MA3106
4.00%, 9/20/2045 896,663 983,361
Pool# MA3245
4.00%, 11/20/2045 947,097 1,039,746
Pool# MA3663
3.50%, 5/20/2046 779,907 844,310
Pool# MA3803
3.50%, 7/20/2046 377,423 407,564
Pool# MA4262
3.50%, 2/20/2047 31,584 33,932
Pool# MA4510
3.50%, 6/20/2047 1,295,760 1,385,893
Pool# MA4586
3.50%, 7/20/2047 884,581 949,793
Pool# MA4837
3.50%, 11/20/2047 1,570,551 1,682,028
Pool# MA4962
3.50%, 1/20/2048 962,842 1,035,324
GNMA TBA
2.00%, 1/15/2051 18,080,000 18,904,170
2.50%, 1/15/2051 40,855,000 43,240,888
Total Mortgage-Backed Securities
(cost $505,905,786)
516,889,640
Supranational 0.9%
African Export-Import Bank
(The), 3.99%, 9/21/2029(b) 200,000 214,000
Banque Ouest Africaine de
Developpement (b)
5.00%, 7/27/2027 200,000 222,372
4.70%, 10/22/2031(b) 200,000 215,968
Eastern & Southern African
Trade & Development Bank,
4.88%, 5/23/2024 200,000 210,936
European Investment Bank,
0.63%, 10/21/2027 1,365,000 1,353,746
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development
0.50%, 10/28/2025 3,870,000 3,876,367
0.75%, 11/24/2027 5,280,000 5,281,167
0.75%, 8/26/2030 3,450,000 3,363,068
Total Supranational
(cost $14,744,633)
14,737,624
U.S. Government Agency Securities 2.2%
FHLB, 5.50%, 7/15/2036 7,955,000 12,276,926
FHLMC, 0.38%, 9/23/2025 1,965,000 1,961,199
FNMA
0.50%, 11/7/2025 2,245,000 2,253,880
0.75%, 10/8/2027 6,060,000 6,083,899
0.88%, 8/5/2030 4,705,000 4,618,144
5.63%, 7/15/2037 3,060,000 4,849,088
Tennessee Valley Authority,
5.25%, 9/15/2039 3,000,000 4,500,979
Total U.S. Government Agency Securities
(cost $33,125,730)
36,544,115
U.S. Treasury Obligations 8.7%
U.S. Treasury Bonds
1.13%, 5/15/2040 16,080,000 15,240,825
1.38%, 8/15/2050 (d) 7,840,000 7,325,500
U.S. Treasury Inflation Linked
Bonds
2.13%, 2/15/2040 (j) 2,360,000 4,399,747
1.38%, 2/15/2044 (j) 10,360,000 16,650,068
U.S. Treasury Inflation Linked
Notes, 0.13%, 1/15/2030 (j) 38,305,000 43,229,663
U.S. Treasury Notes
1.88%, 2/28/2022 17,155,000 17,503,461
0.13%, 8/31/2022 11,935,000 11,935,466
0.25%, 9/30/2025 495,000 493,028
0.38%, 11/30/2025 (d) 4,045,000 4,049,740
0.88%, 11/15/2030 (d) 24,415,000 24,319,629
Total U.S. Treasury Obligations
(cost $140,777,016)
145,147,127
Repurchase Agreements 3.3%
Bank of America NA
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $5,000,045,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050; total
market value $5,100,000.
(k)(l) 5,000,000 5,000,000

100 - Statement of Investments - December 31, 2020 - NVIT Core Plus Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $2,000,018,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.00%, maturing
12/25/2029 - 8/25/2050;
total market value
$2,040,000. (k)(l) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $8,214,211,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $8,378,420. (k)(l) 8,214,137 8,214,137
HSBC Bank plc
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $25,000,278,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$25,510,276. (k)(l) 25,000,000 25,000,000
NatWest Markets Securities,
Inc.
0.08%, dated 12/28/2020,
due 1/4/2021, repurchase
price $5,000,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.00%, maturing
1/15/2021 - 7/15/2030;
total market value
$5,100,081. (k)(l) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.12%, dated 12/31/2020,
due 1/4/2021, repurchase
price $10,000,134,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$10,200,000. (k)(l) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $55,214,137)
55,214,137
Total Investments
(cost $1,810,632,539) — 113.7%
1,902,452,772
Liabilities in excess of other
assets — (13.7)% (229,164,095)
NET ASSETS — 100.0%
$ 1,673,288,677
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2020.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $300,461,983 which represents 17.96% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2020.
(d) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $97,778,092, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $55,214,137 and by
$45,433,580 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.13%, and maturity dates ranging from 1/15/2021 –
11/15/2050, a total value of $100,647,717.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2020.
The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2020.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(h) Security in default.

NVIT Core Plus Bond Fund - December 31, 2020 - Statement of Investments - 101
( i ) PIK-Payment-in-kind security. Income may be in cash or additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(j) Principal amounts are not adjusted for inflation.
(k) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of December 31,
2020 was $55,214,137.
(l) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 79 3/2021 USD 9,966,961 23,811
U.S. Treasury 10 Year Note 15 3/2021 USD 2,071,172 3,343
U.S. Treasury 3 Year Note 113 3/2021 USD 26,344,008 49,956
77,110
Short Contracts
U.S. Treasury 10 Year Ultra Note (544) 3/2021 USD (85,059,500) 91,558
U.S. Treasury Long Bond (32) 3/2021 USD (5,542,000) 35,446
127,004
204,114
At December 31, 2020, the Fund had $1,335,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

102 - Statement of Investments - December 31, 2020 - NVIT Government Bond Fund
Asset-Backed Securities 9.1%
Principal
Amount ($) Value ($)
Automobiles 3.3%
Credit Acceptance Auto
Loan Trust, Series 2019-
1A, Class A, 3.33%,
2/15/2028(a) 4,615,384 4,700,972
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 4,999,999 5,129,121
Series 2019-1A, Class A2,
3.21%, 2/15/2024(a) 4,500,000 4,641,528
14,471,621
Other 5.8%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 5,193,999 5,274,152
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,186,994
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 251,609
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 251,592
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 400,000 400,980
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,204,844
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 200,130
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,315,330
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 6,447,847
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 6,524,005
26,057,483
Total Asset-Backed Securities
(cost $39,885,054)
40,529,104
Collateralized Mortgage Obligations 7.8%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,216,583 1,228,196
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 1,764,684 1,853,664
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 423,785 439,816
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 1993-149, Class M,
7.00%, 8/25/2023 121,294 128,307
Series 2005-40, Class YG,
5.00%, 5/25/2025 1,661,859 1,750,150
Series 2015-92, Class PA,
2.50%, 12/25/2041 4,741,060 4,950,636
Series 2013-59, Class MX,
2.50%, 9/25/2042 16,609,988 17,301,251
Series 2015-88, Class JA,
2.50%, 12/25/2045 3,311,130 3,436,052
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 1,271,937 1,370,843
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,428,864 2,659,557
Total Collateralized Mortgage Obligations
(cost $33,734,159)
35,118,472
Corporate Bonds 8.3%
Diversified Financial Services 8.3%
Private Export Funding Corp. ,
Series II, 2.05%, 11/15/2022 5,000,000 5,166,167
Series GG, 2.45%,
7/15/2024(c) 5,500,000 5,869,934
1.75%, 11/15/2024 10,000,000 10,466,464
Series NN, 3.25%,
6/15/2025 14,000,000 15,646,292
Total Corporate Bonds
(cost $34,433,794)
37,148,857
Mortgage-Backed Securities 32.5%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 4,678,251 5,013,498
Pool# G08881
3.50%, 6/1/2049 3,738,281 3,943,318
FHLMC Non Gold Pool Pool #
847558 ,
3.65%, 6/1/2035 (b) 914,159
961,540
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 5,142,476 5,395,533
Pool# SB8083
1.50%, 1/1/2036 11,000,000 11,320,778
Pool# SD8025
3.50%, 11/1/2049 7,976,701 8,420,687
Pool# SD8030
3.00%, 12/1/2049 3,827,363 4,004,812
Pool# SD8050
3.00%, 3/1/2050 5,575,557 5,843,746
Pool# SD8080
2.00%, 6/1/2050 3,702,803 3,846,197

NVIT Government Bond Fund - December 31, 2020 - Statement of Investments - 103
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 745684
2.57%, 4/1/2034(b) 1,704,207 1,779,063
Pool# 790760
2.13%, 9/1/2034(b) 564,352 574,168
Pool# 799144
1.79%, 4/1/2035(b) 287,845 291,001
Pool# 822705
3.61%, 4/1/2035(b) 274,910 275,439
Pool# 821377
2.65%, 5/1/2035(b) 288,985 290,963
Pool# 815217
2.93%, 5/1/2035(b) 609,030 614,218
Pool# 783609
3.55%, 5/1/2035(b) 467,452 469,458
Pool# 826181
2.40%, 7/1/2035(b) 762,057 774,032
Pool# 873932
6.31%, 8/1/2036 6,391,611 6,559,463
Pool# 745866
2.49%, 9/1/2036(b) 2,452,893 2,572,675
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 17,983,208 18,869,921
Pool# CA1564
4.50%, 4/1/2048 3,466,325 3,769,110
Pool# BM5267
4.50%, 12/1/2048 7,396,544 8,028,189
Pool# MA3664
4.00%, 5/1/2049 3,910,915 4,174,963
Pool# MA3746
4.00%, 8/1/2049 4,049,307 4,324,508
Pool# BP5843
2.50%, 5/1/2050 8,255,168 8,708,452
Pool# MA4096
2.50%, 8/1/2050 6,716,076 7,084,849
Pool# MA4119
2.00%, 9/1/2050 6,280,069 6,523,270
Pool# MA4183
2.50%, 11/1/2050 4,953,631 5,225,630
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 1/25/2036 6,000,000
6,172,543
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 1/25/2051 6,000,000
6,231,789
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 121,941 129,130
Pool# 682492
3.50%, 10/15/2025 322,380 341,384
Pool# 719433
3.50%, 10/15/2025 260,026 275,354
Pool# 733504
3.50%, 11/15/2025 411,291 435,536
Pool# 682497
3.50%, 11/15/2025 346,631 367,065
Pool# 749618
3.50%, 11/15/2025 245,098 259,546
Pool# 740930
3.50%, 11/15/2025 232,066 245,746
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 742371
3.50%, 11/15/2025 104,690 110,862
Pool# 750403
3.50%, 11/15/2025 69,046 73,116
Pool# 705178
3.50%, 11/15/2025 54,376 57,581
Pool# 755650
3.50%, 12/15/2025 919,756 973,975
Pool# 682502
3.50%, 12/15/2025 311,170 329,514
Total Mortgage-Backed Securities
(cost $141,965,211)
145,662,622
U.S. Government Agency Securities 28.2%
FFCB
3.14%, 7/2/2026 13,500,000 15,381,422
2.75%, 11/6/2026 2,000,000 2,245,174
2.43%, 9/13/2027 22,000,000 24,397,831
1.95%, 11/27/2029 1,500,000 1,620,534
3.19%, 3/9/2033 2,475,000 2,989,998
FHLB
2.75%, 12/11/2026 11,500,000 13,012,606
3.00%, 12/11/2026 10,000,000 11,461,358
2.13%, 12/14/2029 2,590,000 2,841,453
Hashemite Kingdom of Jordan
AID Bond
2.58%, 6/30/2022 2,000,000 2,068,957
3.00%, 6/30/2025 2,125,000 2,346,348
Republic of Iraq AID Bond,
2.15%, 1/18/2022 10,000,000 10,205,714
Tennessee Valley Authority,
7.13%, 5/1/2030(c) 20,721,000 31,595,190
Ukraine Government AID
Bond, 1.47%, 9/29/2021 6,000,000 6,053,961
Total U.S. Government Agency Securities
(cost $114,489,079)
126,220,546
U.S. Treasury Obligations 12.8%
U.S. Treasury Bonds
1.13%, 5/15/2040 2,000,000 1,895,625
2.50%, 2/15/2046 13,000,000 15,500,977
2.25%, 8/15/2046 8,500,000 9,683,359
U.S. Treasury Inflation Linked
Notes, 0.13%, 4/15/2021 (d) 8,000,000 8,819,290
U.S. Treasury Notes
2.25%, 11/15/2025 5,500,000 6,004,883
1.63%, 5/15/2026 (e) 3,000,000 3,193,476
0.50%, 5/31/2027 5,000,000 4,980,469
0.38%, 7/31/2027 (c) 5,000,000 4,932,422
3.13%, 11/15/2028 2,000,000 2,366,797
Total U.S. Treasury Obligations
(cost $52,217,063)
57,377,298

104 - Statement of Investments - December 31, 2020 - NVIT Government Bond Fund
Short-Term Investment 2.0%
Principal
Amount ($) Value ($)
U.S. Government Agency Security 2.0%
Resolution Funding Corp.,
1.28%, 1/15/2030 10,000,000 8,889,102
Total Short-Term Investment
(cost $8,910,066)
8,889,102
Repurchase Agreements 1.9%
Principal
Amount ($) Value ($)
BofA Securities, Inc.
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.00%, maturing
12/25/2029 - 8/25/2050;
total market value
$1,020,000. (f)(g) 1,000,000 1,000,000
Cantor Fitzgerald & Co.
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $551,003,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $562,018. (f)(g) 550,998 550,998
CF Secured, LLC
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$1,020,010. (f)(g) 1,000,000 1,000,000
HSBC Bank plc
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $5,100,057,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$5,204,096. (f)(g) 5,100,000 5,100,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.12%, dated 12/31/2020,
due 1/4/2021, repurchase
price $1,000,014,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$1,020,000. (f)(g) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $8,650,998)
8,650,998
Total Investments
(cost $434,285,424) — 102.6%
459,596,999
Liabilities in excess of other
assets — (2.6)% (11,522,401)
NET ASSETS — 100.0%
$ 448,074,598
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $45,787,700 which represents 10.22% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2020.
(c) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $13,349,248, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,650,998 and by
$5,037,215 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 5.38%, and maturity dates ranging from 1/15/2021 –
11/15/2050, a total value of $13,688,213.
(d) Principal amounts are not adjusted for inflation.
(e) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$8,650,998.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.

NVIT Government Bond Fund - December 31, 2020 - Statement of Investments - 105
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
REMICS Real Estate Mortgage Investment Conduits

106 - Statement of Investments - December 31, 2020 - NVIT Government Bond Fund
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 40 3/2021 USD 6,927,500 (58,389)
U.S. Treasury Ultra Bond 79 3/2021 USD 16,871,438 (254,471)
(312,860)
Short Contracts
U.S. Treasury 10 Year Ultra Note (108) 3/2021 USD (16,886,813) 60,489
60,489
(252,371)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Government Money Market Fund - December 31, 2020 - Statement of Investments - 107
U.S. Government Agency Securities 29.6%
Principal
Amount ($) Value ($)
FFCB
(US Federal Funds Effective
Rate (continuous series) +
0.13%), 0.22%, 3/8/2021(a) 3,000,000 2,999,972
(SOFR + 0.12%), 0.21%,
3/18/2021(a) 4,000,000 4,000,000
(SOFR + 0.08%), 0.17%,
6/10/2021(a) 2,500,000 2,500,000
(SOFR + 0.08%), 0.17%,
7/9/2021(a) 3,000,000 3,000,000
(SOFR + 0.08%), 0.17%,
9/13/2021(a) 5,000,000 5,000,000
(SOFR + 0.30%), 0.39%,
9/24/2021(a) 10,000,000 10,000,000
(SOFR + 0.18%), 0.27%,
5/27/2022(a) 3,500,000 3,500,000
(SOFR + 0.09%), 0.18%,
10/7/2022(a) 11,500,000 11,500,000
FHLB
(SOFR + 0.05%), 0.14%,
1/22/2021(a) 3,500,000 3,500,000
(ICE LIBOR USD 1 Month -
0.05%), 0.10%, 1/27/2021(a) 10,000,000 10,000,000
(SOFR + 0.05%), 0.14%,
1/28/2021(a) 6,000,000 6,000,000
(SOFR + 0.02%), 0.11%,
1/29/2021(a) 75,000,000 75,000,000
(SOFR + 0.02%), 0.00%,
2/5/2021(a) 39,000,000 39,000,000
(SOFR + 0.02%), 0.11%,
2/12/2021(a) 23,000,000 23,000,000
(SOFR + 0.10%), 0.19%,
2/22/2021(a) 4,500,000 4,500,000
(SOFR + 0.04%), 0.13%,
2/25/2021(a) 6,000,000 6,000,000
(SOFR + 0.07%), 0.16%,
2/26/2021(a) 3,600,000 3,600,000
(SOFR + 0.01%), 0.00%,
3/9/2021(a) 37,000,000 37,000,000
(SOFR + 0.14%), 0.23%,
3/10/2021(a) 3,000,000 3,000,000
(ICE LIBOR USD 1 Month +
0.04%), 0.19%, 3/17/2021(a) 5,500,000 5,500,000
(ICE LIBOR USD 1 Month +
0.02%), 0.17%, 3/19/2021(a) 7,000,000 7,000,000
(SOFR + 0.17%), 0.26%,
4/9/2021(a) 4,000,000 4,000,000
(SOFR + 0.23%), 0.32%,
4/13/2021(a) 9,000,000 9,000,000
(ICE LIBOR USD 1 Month -
0.03%), 0.12%, 4/16/2021(a) 6,500,000 6,500,000
(SOFR + 0.08%), 0.17%,
6/11/2021(a) 6,000,000 6,000,000
(SOFR + 0.08%), 0.17%,
7/8/2021(a) 7,000,000 7,000,000
(SOFR + 0.08%), 0.17%,
7/23/2021(a) 5,750,000 5,750,000
(SOFR + 0.15%), 0.24%,
9/3/2021(a) 7,000,000 7,000,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.12%), 0.21%,
2/10/2022(a) 3,250,000 3,250,000
(SOFR + 0.08%), 0.17%,
2/18/2022(a) 22,000,000 22,000,000
(SOFR + 0.12%), 0.21%,
2/28/2022(a) 11,000,000 11,000,000
(SOFR + 0.09%), 0.18%,
10/5/2022(a) 12,000,000 12,000,000
(SOFR + 0.06%), 0.15%,
12/8/2022(a) 15,000,000 15,000,000
FHLB Discount Notes
0.52%, 1/8/2021 17,000,000 16,998,281
0.08%, 1/12/2021 75,000,000 74,998,281
0.45%, 3/8/2021 3,300,000 3,297,278
0.40%, 3/9/2021 4,000,000 3,997,022
0.40%, 3/19/2021 4,750,000 4,745,936
0.35%, 4/1/2021 4,500,000 4,496,063
FHLMC
(SOFR + 0.03%), 0.12%,
2/24/2021(a) 10,000,000 10,000,000
(SOFR + 0.06%), 0.15%,
6/14/2021(a) 12,000,000 12,000,000
(SOFR + 0.27%), 0.36%,
6/24/2021(a) 10,000,000 10,000,000
FNMA
(SOFR + 0.04%), 0.13%,
1/29/2021(a) 2,250,000 2,250,000
(SOFR + 0.29%), 0.39%,
10/4/2021(a) 8,000,000 8,000,000
(SOFR + 0.31%), 0.40%,
10/25/2021(a) 5,000,000 5,000,000
(SOFR + 0.17%), 0.26%,
3/9/2022(a) 5,000,000 5,000,000
(SOFR + 0.32%), 0.41%,
4/27/2022(a) 9,000,000 9,000,000
(SOFR + 0.32%), 0.41%,
4/28/2022(a) 4,500,000 4,500,000
(SOFR + 0.27%), 0.36%,
5/4/2022(a) 9,000,000 9,000,000
(SOFR + 0.23%), 0.32%,
5/6/2022(a) 6,650,000 6,650,000
(SOFR + 0.22%), 0.31%,
5/9/2022(a) 6,000,000 6,000,000
(SOFR + 0.19%), 0.28%,
5/27/2022(a) 3,800,000 3,799,459
(SOFR + 0.18%), 0.27%,
6/3/2022(a) 5,000,000 5,000,000
Total U.S. Government Agency Securities
(cost $578,832,292)
578,832,292
U.S. Treasury Obligations 45.5%
U.S. Treasury Bills
0.10%, 1/5/2021 76,000,000 75,999,176
0.11%, 1/12/2021 38,000,000 37,998,723
0.10%, 1/28/2021 106,000,000 105,992,249
0.10%, 2/4/2021 114,000,000 113,989,772
0.08%, 2/16/2021 113,000,000 112,988,016
0.12%, 2/18/2021 38,000,000 37,994,047

108 - Statement of Investments - December 31, 2020 - NVIT Government Money Market Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
0.09%, 2/25/2021 45,000,000 44,994,156
0.12%, 3/4/2021 38,000,000 37,992,474
0.09%, 3/25/2021 80,000,000 79,983,400
0.11%, 5/6/2021 46,000,000 45,982,430
0.11%, 5/13/2021 48,000,000 47,981,080
0.09%, 5/25/2021 37,000,000 36,986,680
U.S. Treasury Notes
2.00%, 1/15/2021 2,500,000 2,501,548
(US Treasury 3 Month
Bill Money Market Yield +
0.12%), 0.21%, 1/31/2021(a) 36,000,000 35,998,882
1.38%, 1/31/2021 3,250,000 3,252,424
2.25%, 2/15/2021 6,000,000 6,010,215
1.13%, 2/28/2021 1,500,000 1,499,727
2.50%, 2/28/2021 3,000,000 3,005,450
2.38%, 3/15/2021 5,000,000 5,019,526
2.38%, 4/15/2021 6,500,000 6,537,468
(US Treasury 3 Month
Bill Money Market Yield +
0.14%), 0.23%, 4/30/2021(a) 8,000,000 7,999,961
(US Treasury 3 Month
Bill Money Market
Yield + 0.30%), 0.40%,
10/31/2021(a) 5,000,000 5,001,373
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 0.25%, 1/31/2022(a) 3,500,000 3,500,000
(US Treasury 3 Month
Bill Money Market Yield +
0.06%), 0.15%, 7/31/2022(a) 31,000,000 31,002,479
Total U.S. Treasury Obligations
(cost $890,211,256) 890,211,256
Repurchase Agreements 24.8%
Banco Santander SA, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase price
$75,000,667, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
2.00% - 6.00%, maturing
8/15/2027 - 6/1/2050; total
market value $76,500,051.
(b) 75,000,000 75,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Barclays Capital, Inc., 0.05%,
dated 12/31/2020, due
1/4/2021, repurchase price
$32,000,178, collateralized
by U.S. Government
Treasury Securities,
ranging from 1.63% -
3.63%, maturing 9/30/2021
- 8/15/2043; total market
value $32,640,021.(b) 32,000,000 32,000,000
MUFG Securities Ltd.,
0.05%, dated 12/31/2020,
due 1/4/2021, repurchase
price $150,000,833,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.38% -
5.50%, maturing 9/1/2036
- 12/1/2050; total market
value $153,000,010.(b) 150,000,000 150,000,000
RBC Dominion Securities
Inc., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $153,001,360,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.50% -
6.00%, maturing 2/15/2026
- 12/20/2050; total market
value $156,082,818.(b) 153,000,000 153,000,000
Royal Bank of Canada,
0.07%, dated 12/31/2020,
due 1/4/2021, repurchase
price $75,000,583,
collateralized by U.S.
Government Agency
Securities, ranging from
0.00% - 38.71%, maturing
12/20/2026 - 9/25/2057;
total market value
$80,876,855.(b) 75,000,000 75,000,000
Total Repurchase Agreements
(cost $485,000,000) 485,000,000
Total Investments
(cost $1,954,043,548) — 99.9% 1,954,043,548
Other assets in excess of liabilities — 0.1% 2,475,415
NET ASSETS — 100.0%
$1,956,518,963
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2020.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.

NVIT Government Money Market Fund - December 31, 2020 - Statement of Investments - 109
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

110 - Statement of Investments - December 31, 2020 - NVIT Short Term Bond Fund
Asset-Backed Securities 22.4%
Principal
Amount ($) Value ($)
Airlines 1.2%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 7,152,796 6,964,926
American Airlines Pass-
Through Trust
Series 2015-1, Class B,
3.70%, 5/1/2023 2,059,438 1,721,051
Series 2015-2, Class B,
4.40%, 9/22/2023 2,898,948 2,193,250
Series 2016-3, Class B,
3.75%, 10/15/2025 2,571,973 1,931,995
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 7,430,556 7,287,022
20,098,244
Automobiles 2.3%
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 6,050,000 6,210,767
Series 2020-1A, Class A,
2.01%, 2/15/2029(a) 5,000,000 5,111,868
Flagship Credit Auto Trust
Series 2019-3, Class A,
2.33%, 2/15/2024(a) 2,458,182 2,488,447
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 2,097,510 2,123,992
Ford Credit Auto Owner Trust,
Series 2016-2, Class A,
2.03%, 12/15/2027(a) 5,000,000 5,040,315
Foursight Capital Automobile
Receivables Trust
Series 2020-1, Class A2,
1.97%, 9/15/2023(a) 1,401,596 1,411,084
Series 2020-1, Class A3,
2.05%, 10/15/2024(a) 3,150,000 3,217,131
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 1,666,667 1,709,707
Series 2019-2A, Class A2,
2.07%, 10/15/2024(a) 4,000,000 4,112,252
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 8,330,376 8,412,608
39,838,171
Electric Utilities 0.7%
AEP Texas Restoration
Funding LLC, Series
2019-1, Class A1, 2.06%,
2/1/2027 11,847,505 11,965,061
Home Equity 2.3%
Citigroup Mortgage Loan
Trust, Series 2007-
WFH1, Class M1, 0.41%,
1/25/2037(b) 5,915,236 5,897,772
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.88%,
8/25/2035(b) 3,634,636 3,631,669
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 0.91%,
1/25/2035(b) 4,369,999 4,357,195
New Residential Mortgage
Loan Trust, Series 2018-
1A, Class A1A, 4.00%,
12/25/2057(a)(b) 4,067,125 4,397,976
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.39%, 1/25/2036(b) 1,296,636 1,297,255
RASC Trust, Series 2005-
KS12, Class M2, 0.84%,
1/25/2036(b) 12,546,437 12,494,579
Soundview Home Loan Trust
Series 2005-CTX1, Class
M3, 0.85%, 11/25/2035(b) 5,472,315 5,452,616
Series 2006-WF2, Class
M1, 0.48%, 12/25/2036(b) 3,088,043 3,065,968
40,595,030
Other 15.9%
ALM VII Ltd., Series 2012-
7A, Class A1A2, 1.41%,
7/15/2029(a)(b) 19,000,000 18,987,650
American Homes 4 Rent,
Series 2015-SFR1, Class A,
3.47%, 4/17/2052(a) 4,482,756 4,738,155
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 3,552,384 3,840,004
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 10,427,195 11,185,170
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.24%, 4/25/2031(a)(b) 5,000,000 4,965,960
Series 2018-22A, Class B,
1.66%, 4/25/2031(a)(b) 5,000,000 4,914,300
AMMC CLO XIII Ltd., Series
2013-13A, Class A2LR,
1.91%, 7/24/2029(a)(b) 9,000,000 8,954,892
AMMC CLO XIV Ltd., Series
2014-14A, Class A2LR,
1.91%, 7/25/2029(a)(b) 8,947,368 8,898,202
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.49%,
10/25/2031(a)(b) 2,700,000 2,703,297
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL1, Class A, 4.00%,
10/28/2064(a)(b) 3,180,960 3,285,277

NVIT Short Term Bond Fund - December 31, 2020 - Statement of Investments - 111
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Bayview Opportunity Master
Fund IVb Trust
Series 2017-SPL2, Class A,
4.00%, 6/28/2054(a)(b) 3,679,340 3,742,323
Series 2017-SPL4, Class A,
3.50%, 1/28/2055(a)(b) 1,861,010 1,904,759
CCG Receivables Trust
Series 2018-2, Class A2,
3.09%, 12/15/2025(a) 1,743,198 1,760,917
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 3,281,305 3,331,943
Series 2019-2, Class A2,
2.11%, 3/15/2027(a) 5,315,471 5,389,725
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R,
1.46%, 6/9/2030(a)(b) 10,000,000 10,000,350
Series 2013-1A, Class BR,
1.98%, 6/9/2030(a)(b) 7,000,000 7,001,946
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.22%, 1/20/2031(a)(b) 3,000,000 2,981,970
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A2,
1.57%, 10/17/2030(a)(b) 8,500,000 8,469,162
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 3,069,209 3,258,485
Dryden 49 Senior Loan Fund,
Series 2017-49A, Class B,
1.92%, 7/18/2030(a)(b) 4,500,000 4,476,046
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 2,033,315 2,090,184
FCI Funding LLC, Series
2019-1A, Class A, 3.63%,
2/18/2031(a) 674,851 685,322
Federal Express Corp. Pass-
Through Trust, Series 1998
6.72%, 1/15/2022 135,107 135,777
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,029,196 1,077,736
Goodgreen , Series 2019-
2A, Class A, 2.76%,
10/15/2054(a) 7,819,394 8,081,938
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 397,776 419,368
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 528,811 559,730
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.15%, 7/17/2037(a)(b) 4,572,538 4,531,879
Madison Park Funding
XII Ltd., Series 2014-
12A, Class AR, 1.48%,
7/20/2026(a)(b) 251,658 251,695
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.49%,
10/25/2031(a)(b) 10,600,000 10,619,038
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 9,552,473 10,156,721
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class A,
1.55%, 1/19/2032(a)(b) 2,000,000 2,001,020
Series 2019-32A, Class B,
2.07%, 1/19/2032(a)(b) 1,000,000 1,000,568
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
1.53%, 10/20/2032(a)(b) 10,400,000 10,414,258
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 6,600,000 6,616,170
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 900,000 902,190
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 9,019,816
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 600,390
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 2.02%,
5/20/2031(a)(b) 10,000,000 10,003,120
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 2,959,312 3,057,007
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 2,665,349 2,724,044
Southwick Park CLO LLC
Series 2019-4A, Class A1,
1.52%, 7/20/2032(a)(b) 14,500,000 14,508,004
Series 2019-4A, Class B1,
1.97%, 7/20/2032(a)(b) 2,500,000 2,501,375
Tax Ease Funding LLC, Series
2016-1A, Class A, 3.13%,
6/15/2028(a) 1,316,108 1,319,049
TLF National Tax Lien Trust,
Series 2017-1A, Class A,
3.09%, 12/15/2029(a) 400,492 403,200
Towd Point Mortgage Trust
Series 2015-6, Class M1,
3.75%, 4/25/2055(a)(b) 4,596,000 5,003,522
Series 2018-2, Class A1,
3.25%, 3/25/2058(a)(b) 1,238,057 1,294,655
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 3,546,934 3,768,907
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 752,905 801,405
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 16,603,087 17,511,490
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 14,057,984 14,510,804

112 - Statement of Investments - December 31, 2020 - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,190,500 5,379,287
276,740,202
Total Asset-Backed Securities
(cost $387,383,399)
389,236,708
Collateralized Mortgage Obligations 8.7%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 10,086,676 10,182,960
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 1,062,108 1,080,414
FHLMC REMICS, Series
3616, Class PA, 4.50%,
11/15/2039 14,250 14,394
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 4,579 4,656
HomeBanc Mortgage Trust,
Series 2005-4, Class A2,
0.81%, 10/25/2035(b) 1,907,998 1,920,063
Mello Warehouse
Securitization Trust
Series 2019-1, Class A,
0.95%, 6/25/2052(a)(b) 6,700,000 6,699,999
Series 2019-1, Class B,
1.15%, 6/25/2052(a)(b) 1,430,000 1,429,705
MFA Trust, Series 2017-
RPL1, Class A1, 2.59%,
2/25/2057(a)(b) 3,094,680 3,130,772
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 8,010,294 8,324,852
New Residential Mortgage
Loan Trust
Series 2016-2A, Class A1,
3.75%, 11/26/2035(a)(b) 7,434,009 7,884,065
Series 2014-3A, Class
AFX3, 3.75%, 11/25/2054(a)
(b) 3,176,406 3,403,120
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,534,372 1,635,026
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,570,190 1,673,072
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 4,037,486 4,363,485
Series 2017-2A, Class A3,
4.00%, 3/25/2057(a)(b) 5,697,526 6,161,060
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 2,453,134 2,608,739
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 2,627,154 2,834,826
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 6,500,466 7,001,093
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 4,551,220 4,863,195
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,644,403 1,779,700
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 9,637,395 10,450,179
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 2,771,068 2,958,535
Series 2019-4A, Class A1B,
3.50%, 12/25/2058(a)(b) 6,444,653 6,800,666
Series 2019-RPL2, Class
A1, 3.25%, 2/25/2059(a)(b) 14,715,964 15,594,476
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 4,695,796 4,982,564
Series 2020-RPL1, Class
A1, 2.75%, 11/25/2059(a)(b) 7,959,470 8,363,595
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 30,583
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 716,880 729,120
Series 2018-CH4, Class
A10, 4.50%, 10/25/2048(a)
(b) 204,336 204,374
Visio Trust
Series 2019-1, Class A1,
3.57%, 6/25/2054(a)(b) 11,740,825 11,893,355
Series 2019-2, Class A1,
2.72%, 11/25/2054(a)(b) 11,213,280 11,612,452
Total Collateralized Mortgage Obligations
(cost $146,147,444)
150,615,095
Commercial Mortgage-Backed Securities 0.2%
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 4,000,000 4,035,876
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C8, Class XA,
IO, 0.97%, 12/15/2048(b) 20,835,170 309,927
Total Commercial Mortgage-Backed
Securities
(cost $4,345,578) 4,345,803
Corporate Bonds 19.9%
Aerospace & Defense 0.2%
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,798,747
Automobiles 0.5%
Daimler Finance North
America LLC ,
3.65%, 2/22/2024(a) 5,000,000 5,445,962

NVIT Short Term Bond Fund - December 31, 2020 - Statement of Investments - 113
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Daimler Finance North
America LLC,
2.70%, 6/14/2024(a)(d) 3,000,000 3,211,446
8,657,408
Banks 3.7%
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 1.16%), 1.38%,
1/20/2023(e) 5,000,000 5,051,465
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(e) 8,623,000 9,080,032
Citigroup, Inc. ,
4.40%, 6/10/2025 7,000,000 8,003,904
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(a) 2,075,000 2,193,722
Cooperatieve Rabobank UA ,
3.95%, 11/9/2022 7,770,000 8,257,385
4.63%, 12/1/2023 2,386,000 2,659,125
ING Groep NV ,
3.15%, 3/29/2022 5,000,000 5,170,811
JPMorgan Chase & Co. ,
4.63%, 5/10/2021 15,000,000 15,230,375
Wells Fargo & Co. ,
4.13%, 8/15/2023(d) 7,000,000 7,646,064
63,292,883
Beverages 0.8%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.15%, 1/23/2025 6,950,000 7,913,506
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 5,580,741
13,494,247
Biotechnology 0.7%
AbbVie, Inc. ,
3.45%, 3/15/2022 10,000,000 10,313,188
2.60%, 11/21/2024 2,000,000 2,143,962
12,457,150
Building Products 0.2%
Carrier Global Corp. ,
2.24%, 2/15/2025 3,750,000 3,970,234
Capital Markets 2.5%
Goldman Sachs Group, Inc.
(The) ,
5.25%, 7/27/2021 4,000,000 4,112,296
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(e) 7,000,000 7,246,332
3.75%, 5/22/2025 2,000,000 2,245,022
Morgan Stanley ,
5.75%, 1/25/2021 16,302,000 16,350,644
UBS Group AG ,
2.65%, 2/1/2022(a)(d) 9,000,000 9,228,600
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(d)(e) 4,000,000 4,038,404
43,221,298
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
2.55%, 12/1/2033(a) 1,992,000 2,048,334
CCO Holdings LLC ,
5.75%, 2/15/2026(a)(d) 10,000,000 10,318,500
12,366,834
Electric Utilities 1.1%
Alliant Energy Finance LLC ,
1.40%, 3/15/2026(a) 4,650,000 4,668,950
Evergy , Inc. ,
5.29%, 6/15/2022(c) 11,510,000 12,152,875
FirstEnergy Corp. ,
Series A, 1.60%, 1/15/2026 2,650,000 2,589,424
19,411,249
Entertainment 0.2%
Walt Disney Co. (The) ,
3.70%, 3/23/2027 3,250,000 3,753,065
Equity Real Estate Investment Trusts (REITs) 0.1%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 2,015,000 2,100,116
Food Products 0.3%
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026 5,000,000 5,220,157
Health Care Providers & Services 0.6%
CVS Health Corp. ,
3.70%, 3/9/2023 4,646,000 4,973,413
3.63%, 4/1/2027 4,000,000 4,550,157
9,523,570
Insurance 1.3%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 8,403,961
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 7,085,092
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 6,353,961
21,843,014
Media 0.7%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 3,000,000 3,485,554
Comcast Corp. ,
3.70%, 4/15/2024(d) 7,500,000 8,250,353
11,735,907

114 - Statement of Investments - December 31, 2020 - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 2.6%
Aker BP ASA ,
4.75%, 6/15/2024(a)(d) 17,000,000 17,587,626
BP Capital Markets America,
Inc. ,
3.79%, 2/6/2024 5,000,000 5,463,438
BP Capital Markets plc ,
3.81%, 2/10/2024 3,975,000 4,363,981
Marathon Oil Corp. ,
3.85%, 6/1/2025(d) 3,000,000 3,215,220
MPLX LP ,
4.25%, 12/1/2027 2,500,000 2,934,251
ONEOK, Inc. ,
6.35%, 1/15/2031 2,000,000 2,562,933
Sabine Pass Liquefaction
LLC ,
5.75%, 5/15/2024 4,000,000 4,572,532
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025(d) 4,500,000 4,988,524
45,688,505
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 8,900,000 9,657,594
Royalty Pharma plc ,
0.75%, 9/2/2023(a) 9,957,000 10,003,892
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 10,210,000 10,826,267
Teva Pharmaceutical Finance
Netherlands III BV ,
2.20%, 7/21/2021 1,555,000 1,551,112
Viatris , Inc. ,
1.65%, 6/22/2025(a)(d) 5,000,000 5,166,956
37,205,821
Professional Services 0.3%
Equifax, Inc. ,
2.60%, 12/1/2024 5,000,000 5,354,334
Road & Rail 0.4%
Ashtead Capital, Inc. ,
4.13%, 8/15/2025(a) 7,500,000 7,702,500
Semiconductors & Semiconductor Equipment 0.3%
QUALCOMM, Inc. ,
1.30%, 5/20/2028(a) 4,200,000 4,247,219
Technology Hardware, Storage & Peripherals 0.0%
†
HP, Inc. ,
3.40%, 6/17/2030 562,000 625,092
Thrifts & Mortgage Finance 0.6%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,263,484
5.70%, 10/22/2023(a) 6,800,000 7,695,963
10,959,447
Total Corporate Bonds
(cost $332,597,137)
345,628,797
Exchange Traded Fund 0.6%
Shares Value ($)
Debt Funds 0.6%
iShares Trust iShares 1-5
Year Investment Grade
Corporate Bond ETF(d) 186,220 10,273,757
Total Exchange Traded Fund
(cost $10,011,187)
10,273,757
Loan Participations 0.6%
Principal
Amount ($)
Software 0.6%
Open Text Corp., 1st Lien
Term Loan B, (ICE LIBOR
USD 1 Month + 1.75%),
1.90%, 5/30/2025 (e) 940,581 937,449
TIBCO Software, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 1 Month + 3.75%),
3.90%, 6/30/2026 (e) 9,483,388 9,284,805
10,222,254
0
Total Loan Participations
(cost $10,217,875) 10,222,254
Mortgage-Backed Securities 13.3%
FHLMC Non Gold Pool
Pool# 1Q0648
3.29%, 6/1/2037(b) 309,716 323,238
Pool# 1B3601
2.57%, 10/1/2037(b) 123,451 123,263
FHLMC UMBS Pool
Pool# SB8004
2.50%, 7/1/2034 1,152,972 1,201,907
Pool# SB8057
2.00%, 8/1/2035 23,665,731 24,733,414
Pool# SB8083
1.50%, 1/1/2036 40,000,000 41,166,465
FNMA Pool
Pool# 747271
2.77%, 7/1/2034(b) 271,471 277,689
Pool# 886345
2.35%, 8/1/2036(b) 62,341 62,736
Pool# 949691
2.36%, 9/1/2037(b) 70,552 70,698
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 3,904,280 4,069,353
Pool# BN0906
4.00%, 11/1/2048 5,295,312 5,685,042
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 1/25/2036 10,000,000
10,287,572
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 1/25/2051 77,000,000 79,974,627

NVIT Short Term Bond Fund - December 31, 2020 - Statement of Investments - 115
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 1/25/2051 59,000,000 62,185,002
Total Mortgage-Backed Securities
(cost $228,333,182)
230,161,006
U.S. Treasury Obligations 42.0%
U.S. Treasury Bonds, 7.13%,
2/15/2023 5,000,000 5,740,235
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2022 (f) 15,000,000 16,396,216
0.13%, 7/15/2022 (f) 73,000,000 85,208,033
0.13%, 1/15/2030 (f) 53,500,000 60,378,200
U.S. Treasury Notes
2.50%, 1/31/2021 (d) 11,500,000 11,519,898
2.38%, 3/15/2021 (d) 3,000,000 3,013,015
1.38%, 4/30/2021 (d) 10,000,000 10,040,625
2.63%, 5/15/2021 (d) 4,000,000 4,036,562
1.75%, 7/31/2021 7,000,000 7,066,172
2.13%, 8/15/2021 5,000,000 5,062,109
1.50%, 9/30/2021 (d) 4,000,000 4,041,250
1.75%, 11/30/2021 (d) 24,000,000 24,354,375
0.13%, 6/30/2022 29,700,000 29,703,481
2.00%, 11/30/2022 10,000,000 10,357,813
2.13%, 12/31/2022 (d) 5,135,000 5,338,996
0.25%, 4/15/2023 190,000,000 190,452,735
2.50%, 1/31/2024 24,000,000 25,710,937
2.00%, 5/31/2024 (d) 51,000,000 54,117,773
2.38%, 8/15/2024 50,000,000 53,882,812
2.25%, 10/31/2024 5,000,000 5,382,422
2.25%, 11/15/2024 8,000,000 8,616,875
2.00%, 8/15/2025 15,000,000 16,153,711
2.25%, 11/15/2025 4,000,000 4,367,188
2.63%, 1/31/2026 (d) 54,000,000 60,129,843
1.50%, 2/15/2030 27,000,000 28,547,227
Total U.S. Treasury Obligations
(cost $710,979,511)
729,618,503
Repurchase Agreements 1.3%
Bank of America NA
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $4,000,036,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050; total
market value $4,080,000.
(g)(h) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $774,711,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $790,198. (g)(h) 774,704 774,704
CF Secured, LLC
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $2,000,018,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$2,040,020. (g)(h) 2,000,000 2,000,000
HSBC Bank plc
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $15,000,167,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$15,306,166. (g)(h) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $21,774,704)
21,774,704
Total Investments
(cost $1,851,790,017) — 109.0%
1,891,876,627
Liabilities in excess of other
assets — (9.0)% (155,780,237)
NET ASSETS — 100.0%
$ 1,736,096,390
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $604,732,086 which represents 34.83% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2020.

116 - Statement of Investments - December 31, 2020 - NVIT Short Term Bond Fund
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2020.
(d) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $192,825,480, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $21,774,704 and by
$175,908,250 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.13%, and maturity dates ranging from 1/5/2021 –
11/15/2050, a total value of $197,682,954.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2020.
(f) Principal amounts are not adjusted for inflation.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$21,774,704.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 2,960 3/2021 USD 654,090,624 571,019
571,019
Short Contracts
U.S. Treasury 5 Year Note (2,279) 3/2021 USD (287,527,897) (667,065)
U.S. Treasury 10 Year Note (328) 3/2021 USD (45,289,625) (54,782)
U.S. Treasury 10 Year Ultra Note (703) 3/2021 USD (109,920,641) 324,241
(397,606)
173,413
At December 31, 2020, the Fund had $2,966,923 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

118 - Statements of Assets and Liabilities - December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Amundi NVIT Multi
Sector Bond Fund
DoubleLine NVIT Total
Return Tactical Fund
Assets:
Investment securities, at value
*
$ 255,661,597 $ 193,095,468
Repurchase agreement, at value 8,437,713 —
Cash 7,143,116 4,888,900
Cash pledged for swap contracts 6,191,310 —
Deposits with broker for futures contracts 1,632,662 —
Foreign currencies, at value 3,045 —
Dividends receivable 2,411,201 753,792
Security lending income receivable 4,303 —
Receivable for investments sold 480,025 —
Receivable for capital shares issued 80,410 49,063
Reclaims receivable — —
Receivable for variation margin on futures contracts 2,761,615 —
Receivable for reimbursement from investment adviser (Note 3) — 16,471
Prepaid expenses 451 320
Total Assets 284,807,448 198,804,014
Liabilities:
Payable for investments purchased 470,000 —
Payable for capital shares redeemed 9,289 57,751
Payable for variation margin on futures contracts — —
Payable for variation margin on centrally cleared swap contracts 119,949 —
Unrealized depreciation on forward foreign currency contracts (Note
2) 38,626 —
Payable upon return of securities loaned (Note 2) 8,437,713 —
Accrued expenses and other payables:
Investment advisory fees 132,780 95,223
Fund administration fees 25,796 25,408
Distribution fees — 2,285
Administrative servicing fees 35,138 3,563
Accounting and transfer agent fees 1,425 5,757
Trustee fees 181 147
Custodian fees 7 1,235
Compliance program costs (Note 3) 280 203
Professional fees 12,519 10,013
Printing fees 34,011 12,135
Other 2,862 5,266
Total Liabilities 9,320,576 218,986
Net Assets $ 275,486,872 $ 198,585,028
* Includes value of securities on loan (Note 2) 16,954,907 —
Cost of investment securities 245,715,427 190,597,012
Cost of repurchase agreement 8,437,713 —
Cost of foreign currencies 3,038 —
Represented by:
Capital $ 275,561,487 $ 195,482,764
Total distributable earnings (loss) (74,615) 3,102,264
Net Assets $ 275,486,872 $ 198,585,028

Fixed Income Funds - December 31, 2020 - Statements of Assets and Liabilities - 119
Federated NVIT High
Income Bond Fund NVIT Core Bond Fund
NVIT Core Plus Bond
Fund
$ 117,070,064 $ 1,364,246,293 $ 1,847,238,635
— 5,234,385 55,214,137
2,560,877 147,260,033 28,686,280
— — —
— 5,394,850 1,335,000
— — 108,998
1,860,698 6,406,234 10,645,989
— 2,921 9,090
— 464,005 9,571,393
29,418 15,703 594,574
— — 21,223
— — —
11,020 — —
195 2,355 2,743
121,532,272 1,529,026,779 1,953,428,062
150,000 134,738,867 223,482,079
1,892 437,855 542,620
— 1,218,980 120,245
— — —
— — —
— 5,234,385 55,214,137
67,347 463,201 627,536
22,752 61,966 71,278
— 23,944 19,241
19,076 17,381 13,240
2,731 2,320 9,307
85 992 1,186
1,579 8,211 8,196
122 1,434 1,715
12,859 12,936 13,457
7,243 7,648 6,450
4,481 7,354 8,698
290,167 142,237,474 280,139,385
$ 121,242,105 $ 1,386,789,305 $ 1,673,288,677
— 34,779,465 97,778,092
113,822,176 1,296,218,232 1,755,418,402
— 5,234,385 55,214,137
— — 95,623
$ 123,089,271 $ 1,279,429,474 $ 1,529,997,060
(1,847,166) 107,359,831 143,291,617
$ 121,242,105 $ 1,386,789,305 $ 1,673,288,677

120 - Statements of Assets and Liabilities - December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Amundi NVIT Multi
Sector Bond Fund
DoubleLine NVIT Total
Return Tactical Fund
Net Assets:
Class I Shares $ 275,486,872 $ 5,560
Class II Shares — 18,236,007
Class Y Shares — 180,343,461
Total $ 275,486,872 $ 198,585,028
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 29,928,697 534
Class II Shares — 1,792,180
Class Y Shares — 17,695,755
Total 29,928,697 19,488,469
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9.20 $ 10.41
Class II Shares $ — $ 10.18
Class Y Shares $ — $ 10.19
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2020 - Statements of Assets and Liabilities - 121
Federated NVIT High
Income Bond Fund NVIT Core Bond Fund
NVIT Core Plus Bond
Fund
$ 121,242,105 $ 22,972,694 $ 12,665,285
— 113,409,465 97,903,246
— 1,250,407,146 1,562,720,146
$ 121,242,105 $ 1,386,789,305 $ 1,673,288,677
18,499,749 2,006,228 1,034,827
— 9,939,183 8,005,680
— 109,276,320 127,215,674
18,499,749 121,221,731 136,256,181
$ 6.55 $ 11.45 $ 12.24
$ — $ 11.41 $ 12.23
$ — $ 11.44 $ 12.28

122 - Statements of Assets and Liabilities - December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond
Fund
NVIT Government Money
Market Fund
Assets:
Investment securities, at value
*
$ 450,946,001 $ 1,469,043,548
Repurchase agreement, at value 8,650,998 485,000,000
Cash 8,037,260 576,993
Deposits with broker for futures contracts — —
Dividends receivable 1,668,162 318,388
Security lending income receivable 752 —
Receivable for investments sold 12,961 —
Receivable for capital shares issued 351,285 4,537,632
Receivable for variation margin on futures contracts 258,197 —
Prepaid expenses 840 200,124
Total Assets 469,926,456 1,959,676,685
Liabilities:
Payable for investments purchased 12,377,271 —
Payable for capital shares redeemed 491,869 2,875,681
Payable for variation margin on futures contracts — —
Payable upon return of securities loaned (Note 2) 8,650,998 —
Accrued expenses and other payables:
Investment advisory fees 180,922 105,444
Fund administration fees 31,344 74,610
Distribution fees 1,588 —
Administrative servicing fees 75,237 —
Accounting and transfer agent fees 877 948
Trustee fees 367 3,106
Custodian fees 2,704 75
Compliance program costs (Note 3) 474 2,212
Professional fees 9,854 5,617
Printing fees 24,974 84,304
Other 3,379 5,725
Total Liabilities 21,851,858 3,157,722
Net Assets $ 448,074,598 $ 1,956,518,963
* Includes value of securities on loan (Note 2) 13,349,248 —
Cost of investment securities 425,634,426 1,469,043,548
Cost of repurchase agreement 8,650,998 485,000,000
Represented by:
Capital $ 428,606,531 $ 1,956,518,963
Total distributable earnings (loss) 19,468,067 —
Net Assets $ 448,074,598 $ 1,956,518,963

Fixed Income Funds - December 31, 2020 - Statements of Assets and Liabilities - 123
NVIT Short Term Bond
Fund
$ 1,870,101,923
21,774,704
165,692,650
2,966,923
6,988,675
6,765
545,975
90,918
—
2,902
2,068,171,435
151,862,859
157,608,081
64,304
21,774,704
552,049
77,167
40,400
50,628
3,193
1,494
9,000
1,976
12,359
7,692
9,139
332,075,045
$ 1,736,096,390
192,825,480
1,830,015,313
21,774,704
$ 1,741,467,134
(5,370,744)
$ 1,736,096,390

124 - Statements of Assets and Liabilities - December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond
Fund
NVIT Government Money
Market Fund
Net Assets:
Class I Shares $ 428,405,822 $ 963,919,571
Class II Shares 7,380,066 158,708,773
Class IV Shares 12,282,788 34,976,169
Class V Shares — 664,192,019
Class Y Shares 5,922 134,722,431
Total $ 448,074,598 $ 1,956,518,963
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 37,949,395 963,925,633
Class II Shares 655,336 158,707,130
Class IV Shares 1,088,815 34,976,558
Class V Shares — 664,197,496
Class Y Shares 525 134,721,986
Total 39,694,071 1,956,528,803
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11.29 $ 1.00
Class II Shares $ 11.26 $ 1.00
Class IV Shares $ 11.28 $ 1.00
Class V Shares $ — $ 1.00
Class Y Shares $ 11.28 $ 1.00
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2020 - Statements of Assets and Liabilities - 125
NVIT Short Term Bond
Fund
$ 60,056,366
188,134,689
—
—
1,487,905,335
$ 1,736,096,390
5,757,731
18,100,076
—
—
142,489,480
166,347,287
$ 10.43
$ 10.39
$ —
$ —
$ 10.44

126 - Statements of Operations - For the Year Ended December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Amundi NVIT Multi
Sector Bond Fund
DoubleLine NVIT
Total Return Tactical
Fund
INVESTMENT INCOME:
Interest income $ 14,342,004 $ 5,535,445
Income from securities lending (Note 2) 40,873 —
Dividend income — 204,163
Total Income 14,382,877 5,739,608
EXPENSES:
Investment advisory fees 1,503,968 1,115,967
Fund administration fees 143,073 124,027
Distribution fees Class II Shares — 36,845
Administrative servicing fees Class I Shares 396,540 1,901
Administrative servicing fees Class II Shares — 36,845
Professional fees 60,902 48,993
Printing fees 49,518 918
Trustee fees 8,449 6,125
Custodian fees 10,587 8,319
Accounting and transfer agent fees 10,571 32,637
Compliance program costs (Note 3) 1,088 816
Other 6,725 2,123
Total expenses before fees waived and expenses reimbursed 2,191,421 1,415,516
Distribution fees waived - Class II (Note 3) — (14,738)
Expenses reimbursed by adviser (Note 3) — (221,119)
Total Expenses 2,191,421 1,179,659
NET INVESTMENT INCOME 12,191,456 4,559,949
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 7,183,930 2,693,935
Expiration or closing of futures contracts (Note 2) (10,130,045) —
Settlement of forward foreign currency contracts (Note 2) (957,231) —
Foreign currency transactions (Note 2) 320,432 —
Expiration or closing of swap contracts (Note 2) 7,392,620 —
Net realized gains (losses) 3,809,706 2,693,935
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (1,989,783) (54,462)
Futures contracts (Note 2) (911,567) —
Forward foreign currency contracts (Note 2) 349,915 —
Translation of assets and liabilities denominated in foreign currencies (Note 2) (195,682) —
Swap contracts (Note 2) (4,031,218) —
Unfunded Commitments (7,900) —
Net change in unrealized appreciation/depreciation (6,786,235) (54,462)
Net realized/unrealized gains (losses) (2,976,529) 2,639,473
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 9,214,927 $ 7,199,422
† Net of capital gain country taxes $ 3,043 $ —
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Year Ended December 31, 2020 - Statements of Operations - 127
Federated NVIT
High Income Bond
Fund
NVIT Core Bond
Fund
$ 7,083,406 $ 39,746,764
— 23,110
— —
7,083,406 39,769,874
800,741 5,591,610
107,680 450,038
— 276,957
181,437 32,992
— 166,177
51,669 105,446
20,853 38,641
3,813 45,496
4,786 48,823
17,671 13,182
491 6,008
1,487 33,793
1,190,628 6,809,163
— —
(88,347) —
1,102,281 6,809,163
5,981,125 32,960,711
(1,316,126) 24,207,177
— 14,509,521
— —
— —
(123,663) —
(1,439,789) 38,716,698
2,031,019 23,974,414
— 2,465,932
— —
— —
(57,664) —
— —
1,973,355 26,440,346
533,566 65,157,044
$ 6,514,691 $ 98,117,755
$ — $ —

128 - Statements of Operations - For the Year Ended December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Core Plus
Bond Fund
NVIT Government
Bond Fund
INVESTMENT INCOME:
Interest income $ 49,475,433 $ 11,115,421
Income from securities lending (Note 2) 107,802 6,649
Dividend income — —
Foreign tax withholding (646) —
Total Income 49,582,589 11,122,070
EXPENSES:
Investment advisory fees 7,453,255 2,315,341
Fund administration fees 519,769 193,049
Distribution fees Class II Shares 206,126 30,120
Administrative servicing fees Class I Shares 15,247 674,837
Administrative servicing fees Class II Shares 123,677 18,072
Administrative servicing fees Class IV Shares — 18,513
Administrative servicing fees Class V Shares — —
Professional fees 121,439 53,498
Printing fees 40,975 43,672
Trustee fees 53,879 15,216
Custodian fees 57,903 18,319
Accounting and transfer agent fees 56,214 4,694
Compliance program costs (Note 3) 7,085 2,015
Other 39,747 8,383
Total expenses before fees waived 8,695,316 3,395,729
Distribution fees voluntarily waived - Class II (Note 3) — —
Investment advisory fees waived (Note 3) — (71,136)
Investment advisory fees voluntarily waived (Note 3) — —
Administrative servicing fees voluntarily waived - Class II (Note 3) — —
Administrative servicing fees voluntarily waived - Class IV (Note 3) — —
Administrative servicing fees voluntarily waived - Class V (Note 3) — —
Administrative servicing fees waived - Class I (Note 3) — —
Total Expenses 8,695,316 3,324,593
NET INVESTMENT INCOME 40,887,273 7,797,477
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 57,010,622 7,328,915
Expiration or closing of futures contracts (Note 2) 10,064,033 1,718,160
Foreign currency transactions (Note 2) (303,401) —
Net realized gains (losses) 66,771,254 9,047,075
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 42,888,469 11,745,874
Futures contracts (Note 2) 1,388,243 (34,375)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (130,880) —
Net change in unrealized appreciation/depreciation 44,145,832 11,711,499
Net realized/unrealized gains (losses) 110,917,086 20,758,574
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 151,804,359 $ 28,556,051
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Year Ended December 31, 2020 - Statements of Operations - 129
NVIT Government
Money Market Fund
NVIT Short Term
Bond Fund
$ 9,795,230 $ 37,835,420
— 58,706
6,914 170,126
— —
9,802,144 38,064,252
5,580,661 6,358,230
566,758 568,679
448,304 472,594
1,398,195 253,169
268,985 283,560
51,481 —
651,439 —
118,793 123,927
127,831 46,906
61,868 59,821
44,902 66,611
5,236 17,925
8,596 7,885
38,910 42,734
9,371,959 8,302,041
(351,345) —
— —
(1,800,316) —
(179,513) —
(35,221) —
(434,772) —
(968,214) —
5,602,578 8,302,041
4,199,566 29,762,211
6,127 14,558,869
— (7,562,867)
— —
6,127 6,996,002
— 24,073,678
— (1,647,232)
— —
— 22,426,446
6,127 29,422,448
$ 4,205,693 $ 59,184,659

The accompanying notes are an integral part of these financial statements.
130 - Statements of Changes in Net Assets - December 31, 2020 - Fixed Income Funds
Amundi NVIT Multi Sector Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 12,191,456 $ 12,483,852
Net realized gains (losses) 3,809,706 (5,237,255)
Net change in unrealized appreciation/depreciation (6,786,235) 18,394,157
Change in net assets resulting from operations 9,214,927 25,640,754
Distributions to Shareholders From:
Distributable earnings:
Class I (9,023,050) (13,455,994)
Class II — —
Class Y — —
Return of capital:
Class I — (325,506)
Change in net assets from shareholder distributions (9,023,050) (13,781,500)
Change in net assets from capital transactions (8,866,864) (27,543,948)
Change in net assets (8,674,987) (15,684,694)
Net Assets:
Beginning of year 284,161,859 299,846,553
End of year $ 275,486,872 $ 284,161,859
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 30,023,147 $ 34,690,326
Dividends reinvested 9,023,050 13,781,500
Cost of shares redeemed (47,913,061) (76,015,774)
Total Class I Shares (8,866,864) (27,543,948)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (8,866,864) $ (27,543,948)
SHARE TRANSACTIONS:
Class I Shares
Issued 3,407,014 3,830,303
Reinvested 989,369 1,519,379
Redeemed (5,543,577) (8,384,957)
Total Class I Shares (1,147,194) (3,035,275)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (1,147,194) (3,035,275)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2020 - Statements of Changes in Net Assets - 131
DoubleLine NVIT Total Return Tactical Fund Federated NVIT High Income Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 4,559,949 $ 5,320,956 $ 5,981,125 $ 7,079,324
2,693,935 329,267 (1,439,789) (57,420)
(54,462) 6,344,834 1,973,355 11,126,787
7,199,422 11,995,057 6,514,691 18,148,691
(2,993) (14,421) (6,149,472) (7,288,478)
(398,717) (390,687) — —
(4,691,676) (5,902,875) — —
— — — —
(5,093,386) (6,307,983) (6,149,472) (7,288,478)
10,577,038 5,131,086 (9,772,832) (5,784,138)
12,683,074 10,818,160 (9,407,613) 5,076,075
185,901,954 175,083,794 130,649,718 125,573,643
$ 198,585,028 $ 185,901,954 $ 121,242,105 $ 130,649,718
$ 750,000 $ 463,992 $ 36,480,324 $ 24,270,618
2,993 14,421 6,149,472 7,288,478
(1,257,049) (5,774) (52,402,628) (37,343,234)
(504,056) 472,639 (9,772,832) (5,784,138)
26,180,386 8,257,236 — —
398,717 390,687 — —
(21,006,520) (1,367,988) — —
5,572,583 7,279,935 — —
29,627,187 20,712,634 — —
4,691,676 5,902,875 — —
(28,810,352) (29,236,997) — —
5,508,511 (2,621,488) — —
$ 10,577,038 $ 5,131,086 $ (9,772,832) $ (5,784,138)
75,167 45,549 5,816,732 3,714,777
290 1,430 945,329 1,134,115
(121,856) (562) (8,327,197) (5,694,081)
(46,399) 46,417 (1,565,136) (845,189)
2,547,215 822,461 — —
39,197 38,769 — —
(2,080,751) (135,079) — —
505,661 726,151 — —
2,899,884 2,047,230 — —
460,596 585,040 — —
(2,828,735) (2,919,957) — —
531,745 (287,687) — —
991,007 484,881 (1,565,136) (845,189)

The accompanying notes are an integral part of these financial statements.
132 - Statements of Changes in Net Assets - December 31, 2020 - Fixed Income Funds
NVIT Core Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 32,960,711 $ 41,026,553
Net realized gains 38,716,698 26,473,524
Net change in unrealized appreciation/depreciation 26,440,346 55,813,086
Change in net assets resulting from operations 98,117,755 123,313,163
Distributions to Shareholders From:
Distributable earnings:
Class I (656,915) (545,828)
Class II (2,936,946) (2,861,823)
Class IV — —
Class Y (37,282,825) (39,796,045)
Change in net assets from shareholder distributions (40,876,686) (43,203,696)
Change in net assets from capital transactions (91,547,232) (80,288,717)
Change in net assets (34,306,163) (179,250)
Net Assets:
Beginning of year 1,421,095,468 1,421,274,718
End of year $ 1,386,789,305 $ 1,421,095,468
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 9,436,037 $ 7,641,094
Dividends reinvested 656,915 545,828
Cost of shares redeemed (7,117,047) (4,007,495)
Total Class I Shares 2,975,905 4,179,427
Class II Shares
Proceeds from shares issued 30,460,296 21,816,643
Dividends reinvested 2,936,946 2,861,823
Cost of shares redeemed (28,960,697) (20,351,504)
Total Class II Shares 4,436,545 4,326,962
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares
Proceeds from shares issued 46,376,275 68,090,910
Dividends reinvested 37,282,825 39,796,045
Cost of shares redeemed (182,618,782) (196,682,061)
Total Class Y Shares (98,959,682) (88,795,106)
Change in net assets from capital transactions $ (91,547,232) $ (80,288,717)

Fixed Income Funds - December 31, 2020 - Statements of Changes in Net Assets - 133
NVIT Core Plus Bond Fund NVIT Government Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 40,887,273 $ 49,056,686 $ 7,797,477 $ 10,252,507
66,771,254 37,928,511 9,047,075 3,353,367
44,145,832 73,355,301 11,711,499 14,883,243
151,804,359 160,340,498 28,556,051 28,489,117
(338,073) (274,969) (9,117,076) (10,291,538)
(2,217,053) (2,196,372) (135,267) (268,894)
— — (253,173) (274,691)
(45,546,731) (51,799,609) (133) (137)
(48,101,857) (54,270,950) (9,505,649) (10,835,260)
(118,633,397) (100,697,025) (35,638,818) 29,231,095
(14,930,895) 5,372,523 (16,588,416) 46,884,952
1,688,219,572 1,682,847,049 464,663,014 417,778,062
$ 1,673,288,677 $ 1,688,219,572 $ 448,074,598 $ 464,663,014
$ 5,921,581 $ 3,772,647 $ 177,493,503 $ 171,467,886
338,073 274,969 9,117,076 10,291,538
(3,231,557) (1,974,594) (217,060,438) (158,099,367)
3,028,097 2,073,022 (30,449,859) 23,660,057
31,593,154 18,292,036 12,242,345 16,855,964
2,217,053 2,196,372 135,267 268,894
(20,244,180) (21,325,003) (17,204,181) (11,195,065)
13,566,027 (836,595) (4,826,569) 5,929,793
— — 1,904,605 2,480,052
— — 253,173 274,691
— — (2,520,301) (3,110,235)
— — (362,523) (355,492)
58,435,141 89,005,954 — —
45,546,731 51,799,609 133 137
(239,209,393) (242,739,015) — (3,400)
(135,227,521) (101,933,452) 133 (3,263)
$ (118,633,397) $ (100,697,025) $ (35,638,818) $ 29,231,095

The accompanying notes are an integral part of these financial statements.
134 - Statements of Changes in Net Assets - December 31, 2020 - Fixed Income Funds
NVIT Core Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 829,815 686,356
Reinvested 57,327 49,376
Redeemed (627,132) (363,243)
Total Class I Shares 260,010 372,489
Class II Shares
Issued 2,691,417 1,999,477
Reinvested 257,161 259,700
Redeemed (2,563,520) (1,872,064)
Total Class II Shares 385,058 387,113
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares
Issued 4,056,930 6,079,523
Reinvested 3,255,991 3,602,337
Redeemed (15,925,046) (17,959,914)
Total Class Y Shares (8,612,125) (8,278,054)
Total change in shares (7,967,057) (7,518,452)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2020 - Statements of Changes in Net Assets - 135
NVIT Core Plus Bond Fund NVIT Government Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
488,399 325,009 15,743,989 15,905,320
27,722 23,827 806,608 942,459
(268,973) (171,158) (19,155,790) (14,514,820)
247,148 177,678 (2,605,193) 2,332,959
2,627,629 1,600,131 1,081,102 1,570,134
181,951 190,242 11,976 24,731
(1,726,400) (1,879,561) (1,515,010) (1,035,201)
1,083,180 (89,188) (421,932) 559,664
— — 167,505 225,987
— — 22,416 25,181
— — (221,388) (285,638)
— — (31,467) (34,470)
4,882,343 7,581,357 — —
3,722,088 4,471,558 12 13
(19,787,757) (21,151,950) — (318)
(11,183,326) (9,099,035) 12 (305)
(9,852,998) (9,010,545) (3,058,580) 2,857,848

The accompanying notes are an integral part of these financial statements.
136 - Statements of Changes in Net Assets - December 31, 2020 - Fixed Income Funds
NVIT Government Money Market Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 4,199,566 $ 28,850,226
Net realized gains (losses) 6,127 —
Net change in unrealized appreciation/depreciation — —
Change in net assets resulting from operations 4,205,693 28,850,226
Distributions to Shareholders From:
Distributable earnings:
Class I (1,999,358) (14,219,814)
Class II (258,891) (2,287,161)
Class IV (78,504) (581,460)
Class Y (192,048) (366,956)
Class V (1,670,615) (11,394,944)
Change in net assets from shareholder distributions (4,199,416) (28,850,335)
Change in net assets from capital transactions 334,249,059 (58,992,176)
Change in net assets 334,255,336 (58,992,285)
Net Assets:
Beginning of year 1,622,263,627 1,681,255,912
End of year $ 1,956,518,963 $ 1,622,263,627
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 663,546,603 $ 267,550,125
Dividends reinvested 1,999,358 14,219,814
Cost of shares redeemed (497,148,804) (360,463,937)
Total Class I Shares 168,397,157 (78,693,998)
Class II Shares
Proceeds from shares issued 422,187,010 337,281,646
Dividends reinvested 258,891 2,287,161
Cost of shares redeemed (394,166,635) (423,298,840)
Total Class II Shares 28,279,266 (83,730,033)
Class IV Shares
Proceeds from shares issued 21,352,087 8,810,191
Dividends reinvested 78,504 581,460
Cost of shares redeemed (17,451,097) (12,930,198)
Total Class IV Shares 3,979,494 (3,538,547)
Class V Shares
Proceeds from shares issued 955,504,884 592,604,150
Dividends reinvested 1,670,474 11,394,944
Cost of shares redeemed (912,573,136) (542,739,661)
Total Class V Shares 44,602,222 61,259,433
Class Y Shares
Proceeds from shares issued 409,911,396 161,357,736
Dividends reinvested 192,048 366,416
Cost of shares redeemed (321,112,524) (116,013,183)
Total Class Y Shares 88,990,920 45,710,969
Change in net assets from capital transactions $ 334,249,059 $ (58,992,176)

Fixed Income Funds - December 31, 2020 - Statements of Changes in Net Assets - 137
NVIT Short Term Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 29,762,211 $ 43,164,407
6,996,002 (6,435,816)
22,426,446 41,724,986
59,184,659 78,453,577
(4,076,116) (3,171,373)
(3,103,601) (3,851,121)
— —
(29,878,360) (39,432,187)
— —
(37,058,077) (46,454,681)
(102,328,525) (59,937,668)
(80,201,943) (27,938,772)
1,816,298,333 1,844,237,105
$ 1,736,096,390 $ 1,816,298,333
$ 93,374,307 $ 27,424,317
4,076,116 3,171,373
(168,325,861) (7,103,623)
(70,875,438) 23,492,067
95,283,828 42,762,365
3,103,601 3,851,121
(85,552,954) (64,261,080)
12,834,475 (17,647,594)
— —
— —
— —
— —
— —
— —
— —
— —
131,419,778 80,751,489
29,878,360 39,432,187
(205,585,700) (185,965,817)
(44,287,562) (65,782,141)
$ (102,328,525) $ (59,937,668)

The accompanying notes are an integral part of these financial statements.
138 - Statements of Changes in Net Assets - December 31, 2020 - Fixed Income Funds
NVIT Government Money Market Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 663,546,603 267,550,090
Reinvested 1,999,358 14,219,848
Redeemed (497,148,804) (360,463,937)
Total Class I Shares 168,397,157 (78,693,999)
Class II Shares
Issued 422,187,010 337,281,647
Reinvested 258,891 2,287,161
Redeemed (394,166,635) (423,298,840)
Total Class II Shares 28,279,266 (83,730,032)
Class IV Shares
Issued 21,352,087 8,810,191
Reinvested 78,504 581,460
Redeemed (17,451,097) (12,930,198)
Total Class IV Shares 3,979,494 (3,538,547)
Class V Shares
Issued 955,504,884 592,604,018
Reinvested 1,670,474 11,395,076
Redeemed (912,573,136) (542,739,661)
Total Class V Shares 44,602,222 61,259,433
Class Y Shares
Issued 409,911,396 161,357,736
Reinvested 192,048 366,416
Redeemed (321,112,524) (116,013,183)
Total Class Y Shares 88,990,920 45,710,969
Total change in shares 334,249,059 (58,992,176)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2020 - Statements of Changes in Net Assets - 139
NVIT Short Term Bond Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
8,913,387 2,666,636
390,597 307,512
(16,125,912) (686,417)
(6,821,928) 2,287,731
9,216,562 4,134,445
298,630 374,857
(8,259,450) (6,258,018)
1,255,742 (1,748,716)
— —
— —
— —
— —
— —
— —
— —
— —
12,559,432 7,727,788
2,860,566 3,823,422
(19,687,250) (17,963,066)
(4,267,252) (6,411,856)
(9,833,438) (5,872,841)

140 - Financial Highlights - December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Amundi NVIT Multi Sector
Bond Fund
Class I Shares
Year Ended December 31,
2020 $ 9 .14 0.40 (0.03) 0.37 (0.31) — — (0.31) $ 9 .20 4.06% $ 275,486,872 0.83% 4.61% 0.83% 101.62%
Year Ended December 31,
2019 $ 8 .79 0.39 0.41 0.80 (0.44) — (0.01) (0.45) $ 9 .14 9.17% $ 284,161,859 0.82% 4.28% 0.82% 212.51%
Year Ended December 31,
2018 $ 9 .26 0.34 (0.56) (0.22) (0.25) — — (0.25) $ 8 .79 (2.34)% $ 299,846,553 0.82% 3.73% 0.82% 234.11%
Year Ended December 31,
2017 $ 9 .13 0.33 0.25 0.58 (0.45) — — (0.45) $ 9 .26 6.33% $ 314,720,566 0.82% 3.47% 0.82% 218.04%
Year Ended December 31,
2016 $ 8 .68 0.36 0.39 0.75 (0.30) — — (0.30) $ 9 .13 8.65% $ 285,691,722 0.88% 3.90% 0.88% 333.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.

Fixed Income Funds - December 31, 2020 - Financial Highlights - 141
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
DoubleLine NVIT Total
Return Tactical Fund
Class I Shares
Year Ended December 31,
2020 $ 10 .05 0.21 0.17 0.38 (0.02) — (0.02) $ 10 .41 3.83% $ 5,560 0.83% 2.11% 0.95% 48.77%
Year Ended December 31,
2019 $ 9 .72 0.27 0.40 0.67 (0.34) — (0.34) $ 10 .05 6.87% $ 471,591 0.81% 2.60% 0.96% 50.92%
Year Ended December 31,
2018 $ 9 .96 0.28 (0.25) 0.03 (0.27) — (0.27) $ 9 .72 0.31% $ 5,018 0.80% 2.86% 0.97% 32.42%
Period Ended December 31,
2017(g) $ 10 .00 0.04 (0.04) — (0.04) — (0.04) $ 9 .96 0.03% $ 5,000 0.83% 1.93% 42.79% 69.88%
Class II Shares
Year Ended December 31,
2020 $ 10 .04 0.20 0.18 0.38 (0.24) — (0.24) $ 10 .18 3.74% $ 18,236,007 0.98% 2.00% 1.20% 48.77%
Year Ended December 31,
2019 $ 9 .72 0.26 0.38 0.64 (0.32) — (0.32) $ 10 .04 6.59% $ 12,914,415 0.98% 2.57% 1.22% 50.92%
Year Ended December 31,
2018 $ 9 .96 0.27 (0.24) 0.03 (0.27) — (0.27) $ 9 .72 0.30% $ 5,444,108 0.98% 2.72% 1.24% 32.42%
Period Ended December 31,
2017(g) $ 10 .00 0.04 (0.04) — (0.04) — (0.04) $ 9 .96 0.01% $ 4,999 0.94% 1.87% 42.99% 69.88%
Class Y Shares
Year Ended December 31,
2020 $ 10 .05 0.24 0.17 0.41 (0.27) — (0.27) $ 10 .19 4.09% $ 180,343,461 0.58% 2.40% 0.70% 48.77%
Year Ended December 31,
2019 $ 9 .72 0.30 0.38 0.68 (0.35) — (0.35) $ 10 .05 7.04% $ 172,515,948 0.58% 3.00% 0.72% 50.92%
Year Ended December 31,
2018 $ 9 .96 0.30 (0.25) 0.05 (0.29) — (0.29) $ 9 .72 0.52% $ 169,634,668 0.58% 3.04% 0.74% 32.42%
Period Ended December 31,
2017(g) $ 10 .00 0.05 (0.04) 0.01 (0.05) — (0.05) $ 9 .96 0.09% $ 166,662,869 0.58% 2.27% 0.74% 69.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 17, 2017 (commencement of operations) through December 31, 2017. Total return is calculated based on inception date of October 16,
2017 through December 31, 2017.

142 - Financial Highlights - December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Federated NVIT High Income
Bond Fund
Class I Shares
Year Ended December 31,
2020 $ 6 .51 0.31 0.08 0.39 (0.35) — (0.35) $ 6 .55 6.02% $ 121,242,105 0.91% 4.95% 0.98% 39.93%
Year Ended December 31,
2019 $ 6 .01 0.34 0.54 0.88 (0.38) — (0.38) $ 6 .51 14.74% $ 130,649,718 0.91% 5.27% 0.96% 29.22%
Year Ended December 31,
2018 $ 6 .59 0.34 (0.53) (0.19) (0.39) — (0.39) $ 6 .01 (3.00)% $ 125,573,643 0.91% 5.21% 0.94% 18.29%
Year Ended December 31,
2017 $ 6 .53 0.35 0.09 0.44 (0.38) — (0.38) $ 6 .59 6.76% $ 159,213,025 0.91% 5.14% 0.92% 29.50%
Year Ended December 31,
2016 $ 6 .05 0.35 0.51 0.86 (0.38) — (0.38) $ 6 .53 14.16% $ 167,518,400 0.91% 5.42% 0.92% 44.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - December 31, 2020 - Financial Highlights - 143
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Core Bond Fund
Class I Shares
Year Ended December 31,
2020 $ 11 .01 0.25 0.52 0.77 (0.30) (0.03) (0.33) $ 11 .45 7.01% $ 22,972,694 0.60% 2.20% 0.60% 67.80%
Year Ended December 31,
2019 $ 10 .41 0.31 0.62 0.93 (0.33) — (0.33) $ 11 .01 8.94% $ 19,226,645 0.59% 2.78% 0.59% 43.79%
Year Ended December 31,
2018 $ 10 .80 0.31 (0.36) (0.05) (0.34) — (0.34) $ 10 .41 (0.42)% $ 14,298,578 0.59% 2.96% 0.59% 33.67%
Year Ended December 31,
2017 $ 10 .66 0.32 0.15 0.47 (0.33) — (0.33) $ 10 .80 4.40% $ 15,215,669 0.59% 2.94% 0.59% 37.76%
Year Ended December 31,
2016 $ 10 .46 0.32 0.24 0.56 (0.34) (0.02) (0.36) $ 10 .66 5.35% $ 15,269,054 0.59% 2.91% 0.59% 65.34%
Class II Shares
Year Ended December 31,
2020 $ 10 .97 0.22 0.53 0.75 (0.28) (0.03) (0.31) $ 11 .41 6.77% $ 113,409,465 0.85% 1.95% 0.85% 67.80%
Year Ended December 31,
2019 $ 10 .37 0.28 0.62 0.90 (0.30) — (0.30) $ 10 .97 8.70% $ 104,838,783 0.84% 2.54% 0.84% 43.79%
Year Ended December 31,
2018 $ 10 .76 0.29 (0.37) (0.08) (0.31) — (0.31) $ 10 .37 (0.69)% $ 95,092,147 0.84% 2.71% 0.84% 33.67%
Year Ended December 31,
2017 $ 10 .62 0.29 0.15 0.44 (0.30) — (0.30) $ 10 .76 4.18% $ 103,549,044 0.84% 2.68% 0.84% 37.76%
Year Ended December 31,
2016 $ 10 .43 0.29 0.23 0.52 (0.31) (0.02) (0.33) $ 10 .62 5.00% $ 99,499,029 0.84% 2.66% 0.84% 65.34%
Class Y Shares
Year Ended December 31,
2020 $ 11 .00 0.27 0.52 0.79 (0.32) (0.03) (0.35) $ 11 .44 7.17% $ 1,250,407,146 0.45% 2.36% 0.45% 67.80%
Year Ended December 31,
2019 $ 10 .40 0.32 0.63 0.95 (0.35) — (0.35) $ 11 .00 9.09% $ 1,297,030,040 0.44% 2.94% 0.44% 43.79%
Year Ended December 31,
2018 $ 10 .79 0.33 (0.36) (0.03) (0.36) — (0.36) $ 10 .40 (0.27)% $ 1,311,883,993 0.44% 3.11% 0.44% 33.67%
Year Ended December 31,
2017 $ 10 .65 0.34 0.15 0.49 (0.35) — (0.35) $ 10 .79 4.56% $ 1,454,759,299 0.44% 3.09% 0.44% 37.76%
Year Ended December 31,
2016 $ 10 .45 0.33 0.25 0.58 (0.36) (0.02) (0.38) $ 10 .65 5.51% $ 1,379,461,323 0.44% 3.07% 0.44% 65.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

144 - Financial Highlights - December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Core Plus Bond Fund
Class I Shares
Year Ended December 31,
2020 $ 11 .52 0.28 0.79 1.07 (0.35) — (0.35) $ 12 .24 9.31% $ 12,665,285 0.65% 2.29% 0.65% 201.93%
Year Ended December 31,
2019 $ 10 .82 0.32 0.75 1.07 (0.37) — (0.37) $ 11 .52 9.89% $ 9,073,143 0.65% 2.78% 0.65% 173.78%
Year Ended December 31,
2018 $ 11 .26 0.31 (0.45) (0.14) (0.30) — (0.30) $ 10 .82 (1.20)% $ 6,599,863 0.64% 2.78% 0.64% 214.05%
Year Ended December 31,
2017 $ 11 .12 0.26 0.18 0.44 (0.30) — (0.30) $ 11 .26 3.94% $ 7,097,850 0.64% 2.27% 0.64% 230.72%
Year Ended December 31,
2016 $ 11 .11 0.26 0.16 0.42 (0.36) (0.05) (0.41) $ 11 .12 3.70% $ 6,202,205 0.64% 2.26% 0.64% 217.66%
Class II Shares
Year Ended December 31,
2020 $ 11 .51 0.25 0.79 1.04 (0.32) — (0.32) $ 12 .23 9.04% $ 97,903,246 0.90% 2.05% 0.90% 201.93%
Year Ended December 31,
2019 $ 10 .81 0.29 0.75 1.04 (0.34) — (0.34) $ 11 .51 9.59% $ 79,673,654 0.90% 2.55% 0.90% 173.78%
Year Ended December 31,
2018 $ 11 .25 0.28 (0.45) (0.17) (0.27) — (0.27) $ 10 .81 (1.45)% $ 75,781,777 0.89% 2.53% 0.89% 214.05%
Year Ended December 31,
2017 $ 11 .10 0.23 0.19 0.42 (0.27) — (0.27) $ 11 .25 3.77% $ 80,120,548 0.89% 2.02% 0.89% 230.72%
Year Ended December 31,
2016 $ 11 .10 0.23 0.15 0.38 (0.33) (0.05) (0.38) $ 11 .10 3.34% $ 81,580,753 0.89% 2.02% 0.89% 217.66%
Class Y Shares
Year Ended December 31,
2020 $ 11 .56 0.30 0.79 1.09 (0.37) — (0.37) $ 12 .28 9.41% $ 1,562,720,146 0.50% 2.46% 0.50% 201.93%
Year Ended December 31,
2019 $ 10 .85 0.34 0.75 1.09 (0.38) — (0.38) $ 11 .56 10.08% $ 1,599,472,775 0.50% 2.96% 0.50% 173.78%
Year Ended December 31,
2018 $ 11 .29 0.32 (0.44) (0.12) (0.32) — (0.32) $ 10 .85 (1.05)% $ 1,600,465,409 0.49% 2.93% 0.49% 214.05%
Year Ended December 31,
2017 $ 11 .15 0.28 0.17 0.45 (0.31) — (0.31) $ 11 .29 4.08% $ 1,791,175,013 0.49% 2.42% 0.49% 230.72%
Year Ended December 31,
2016 $ 11 .14 0.28 0.15 0.43 (0.37) (0.05) (0.42) $ 11 .15 3.84% $ 1,688,703,398 0.49% 2.42% 0.49% 217.66%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - December 31, 2020 - Financial Highlights - 145
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Government Bond
Fund
Class I Shares
Year Ended December 31,
2020 $ 10 .87 0.19 0.47 0.66 (0.24) — (0.24) $ 11 .29 6.08% $ 428,405,822 0.69% 1.65% 0.71% 59.09%
Year Ended December 31,
2019 $ 10 .47 0.24 0.42 0.66 (0.26) — (0.26) $ 10 .87 6.27% $ 440,831,529 0.69% 2.17% 0.71% 50.89%
Year Ended December 31,
2018 $ 10 .71 0.23 (0.24) (0.01) (0.23) — (0.23) $ 10 .47 (0.05)% $ 400,283,738 0.70% 2.16% 0.72% 40.81%
Year Ended December 31,
2017 $ 10 .72 0.21 0.01 0.22 (0.23) — (0.23) $ 10 .71 2.08% $ 398,748,423 0.69% 1.93% 0.71% 46.88%
Year Ended December 31,
2016 $ 10 .86 0.20 (0.12) 0.08 (0.22) — (0.22) $ 10 .72 0.74% $ 431,740,671 0.69% 1.79% 0.70% 32.76%
Class II Shares
Year Ended December 31,
2020 $ 10 .82 0.16 0.47 0.63 (0.19) — (0.19) $ 11 .26 5.79% $ 7,380,066 0.94% 1.41% 0.96% 59.09%
Year Ended December 31,
2019 $ 10 .43 0.20 0.43 0.63 (0.24) — (0.24) $ 10 .82 6.01% $ 11,656,670 0.94% 1.88% 0.95% 50.89%
Year Ended December 31,
2018 $ 10 .68 0.20 (0.23) (0.03) (0.22) — (0.22) $ 10 .43 (0.25)% $ 5,399,181 0.95% 1.94% 0.96% 40.81%
Year Ended December 31,
2017 $ 10 .69 0.18 0.02 0.20 (0.21) — (0.21) $ 10 .68 1.83% $ 2,713,275 0.94% 1.67% 0.96% 46.88%
Year Ended December 31,
2016 $ 10 .83 0.17 (0.12) 0.05 (0.19) — (0.19) $ 10 .69 0.48% $ 2,580,784 0.94% 1.55% 0.95% 32.76%
Class IV Shares
Year Ended December 31,
2020 $ 10 .86 0.19 0.47 0.66 (0.24) — (0.24) $ 11 .28 6.09% $ 12,282,788 0.69% 1.65% 0.71% 59.09%
Year Ended December 31,
2019 $ 10 .47 0.24 0.41 0.65 (0.26) — (0.26) $ 10 .86 6.18% $ 12,169,241 0.69% 2.17% 0.71% 50.89%
Year Ended December 31,
2018 $ 10 .70 0.23 (0.23) — (0.23) — (0.23) $ 10 .47 0.04% $ 12,086,580 0.70% 2.16% 0.72% 40.81%
Year Ended December 31,
2017 $ 10 .71 0.21 0.01 0.22 (0.23) — (0.23) $ 10 .70 2.08% $ 13,389,452 0.69% 1.92% 0.71% 46.88%
Year Ended December 31,
2016 $ 10 .85 0.20 (0.12) 0.08 (0.22) — (0.22) $ 10 .71 0.74% $ 14,093,445 0.69% 1.79% 0.70% 32.76%
Class Y Shares
Year Ended December 31,
2020 $ 10 .87 0.20 0.47 0.67 (0.26) — (0.26) $ 11 .28 6.15% $ 5,922 0.56% 1.73% 0.56% 59.09%
Year Ended December 31,
2019 $ 10 .47 0.25 0.42 0.67 (0.27) — (0.27) $ 10 .87 6.43% $ 5,574 0.56% 2.30% 0.56% 50.89%
Year Ended December 31,
2018 $ 10 .70 0.24 (0.22) 0.02 (0.25) — (0.25) $ 10 .47 0.19% $ 8,563 0.54% 2.30% 0.54% 40.81%
Year Ended December 31,
2017 $ 10 .72 0.23 — 0.23 (0.25) — (0.25) $ 10 .70 2.15% $ 10,578 0.52% 2.09% 0.52% 46.88%
Year Ended December 31,
2016 $ 10 .86 0.22 (0.12) 0.10 (0.24) — (0.24) $ 10 .72 0.91% $ 10,348 0.53% 1.95% 0.53% 32.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.

146 - Financial Highlights - December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

148 - Financial Highlights - December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
NVIT Government Money
Market Fund
Class I Shares
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.24% $ 963,919,571 0.29% 0.21% 0.49%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.78% $ 795,519,439 0.49% 1.77% 0.49%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.39% $ 874,213,490 0.49% 1.38% 0.49%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.42% $ 826,873,477 0.50% 0.41% 0.50%
Year Ended December 31,
2016 $ 1.00 — — — — — — $ 1.00 0.01% $ 908,272,620 0.52% 0.01% 0.58%
Class II Shares
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.18% $ 158,708,773 0.36% 0.14% 0.74%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.53% $ 130,428,834 0.74% 1.53% 0.74%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.14% $ 214,158,876 0.74% 1.13% 0.74%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.22% $ 167,452,383 0.71% 0.21% 0.75%
Year Ended December 31,
2016 $ 1.00 — — — — — — $ 1.00 – $ 159,575,280 0.53% – 0.83%
Class IV Shares
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.24% $ 34,976,169 0.30% 0.23% 0.49%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.78% $ 30,996,572 0.49% 1.77% 0.49%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.39% $ 34,535,120 0.49% 1.37% 0.49%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.42% $ 38,840,718 0.50% 0.41% 0.51%
Year Ended December 31,
2016 $ 1.00 — — — — — — $ 1.00 0.01% $ 43,170,672 0.52% 0.01% 0.58%
Class V Shares
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.26% $ 664,192,019 0.28% 0.26% 0.44%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.83% $ 619,587,718 0.44% 1.81% 0.44%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.44% $ 558,328,329 0.44% 1.41% 0.44%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.47% $ 676,773,471 0.45% 0.47% 0.45%
Year Ended December 31,
2016 $ 1.00 — — — — — — $ 1.00 0.03% $ 568,196,462 0.50% 0.03% 0.53%
Class Y Shares

Fixed Income Funds - December 31, 2020 - Financial Highlights - 149
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.29% $ 134,722,431 0.24% 0.15% 0.34%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.94% $ 45,731,064 0.34% 1.72% 0.34%
Period Ended December 31,
2018(f) $ 1.00 — — — — — — $ 1.00 0.49% $ 20,097 0.34% 1.94% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from October 1, 2018 (commencement of operations) through December 31, 2018. Total return is calculated based on inception date of September 28, 2018 through December 31, 2018.

150 - Financial Highlights - December 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Short Term Bond Fund
Class I Shares
Year Ended December 31,
2020 $ 10 .31 0.15 0.17 0.32 (0.20) — (0.20) $ 10 .43 3.10%(f) $ 60,056,366 0.54% 1.48% 0.54% 72.41%
Year Ended December 31,
2019 $ 10 .13 0.24 0.20 0.44 (0.26) — (0.26) $ 10 .31 4.33% $ 129,712,036 0.54% 2.29% 0.54% 50.59%
Year Ended December 31,
2018 $ 10 .28 0.23 (0.13) 0.10 (0.25) — (0.25) $ 10 .13 0.98% $ 104,293,702 0.54% 2.26% 0.54% 33.03%
Year Ended December 31,
2017 $ 10 .28 0.16 0.04 0.20 (0.20) — (0.20) $ 10 .28 1.95% $ 61,164,119 0.54% 1.57% 0.54% 48.64%
Year Ended December 31,
2016 $ 10 .20 0.17 0.11 0.28 (0.20) — (0.20) $ 10 .28 2.75% $ 47,390,443 0.54% 1.67% 0.54% 40.85%
Class II Shares
Year Ended December 31,
2020 $ 10 .27 0.13 0.16 0.29 (0.17) — (0.17) $ 10 .39 2.83% $ 188,134,689 0.79% 1.26% 0.79% 72.41%
Year Ended December 31,
2019 $ 10 .09 0.21 0.20 0.41 (0.23) — (0.23) $ 10 .27 4.09% $ 172,947,227 0.79% 2.02% 0.79% 50.59%
Year Ended December 31,
2018 $ 10 .23 0.20 (0.12) 0.08 (0.22) — (0.22) $ 10 .09 0.82% $ 187,622,045 0.79% 2.00% 0.79% 33.03%
Year Ended December 31,
2017 $ 10 .24 0.14 0.02 0.16 (0.17) — (0.17) $ 10 .23 1.58% $ 163,790,636 0.79% 1.31% 0.79% 48.64%
Year Ended December 31,
2016 $ 10 .16 0.15 0.10 0.25 (0.17) — (0.17) $ 10 .24 2.49% $ 161,717,209 0.79% 1.43% 0.79% 40.85%
Class Y Shares
Year Ended December 31,
2020 $ 10 .31 0.17 0.17 0.34 (0.21) — (0.21) $ 10 .44 3.32% $ 1,487,905,335 0.39% 1.67% 0.39% 72.41%
Year Ended December 31,
2019 $ 10 .13 0.25 0.20 0.45 (0.27) — (0.27) $ 10 .31 4.48% $ 1,513,639,070 0.39% 2.43% 0.39% 50.59%
Year Ended December 31,
2018 $ 10 .28 0.25 (0.14) 0.11 (0.26) — (0.26) $ 10 .13 1.10% $ 1,552,321,358 0.39% 2.39% 0.39% 33.03%
Year Ended December 31,
2017 $ 10 .28 0.18 0.03 0.21 (0.21) — (0.21) $ 10 .28 2.08% $ 1,686,864,496 0.39% 1.71% 0.39% 48.64%
Year Ended December 31,
2016 $ 10 .19 0.19 0.11 0.30 (0.21) — (0.21) $ 10 .28 2.97% $ 1,631,086,570 0.39% 1.83% 0.39% 40.85%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 151
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2020, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Amundi NVIT Multi Sector Bond Fund ("Multi Sector Bond ")
DoubleLine NVIT Total Return Tactical Fund ("Total Return Tactical")
Federated NVIT High Income Bond Fund ("High Income Bond")
NVIT Core Bond Fund ("Core Bond")
NVIT Core Plus Bond Fund ("Core Plus Bond")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT Short Term Bond Fund ("Short Term Bond")
Only separate accounts established by (“NLIC”), a wholly
owned subsidiary of NFS, and Nationwide Life and Annuity
Insurance Company (“NLAIC”), a wholly owned subsidiary of
NLIC, hold shares of Multi Sector Bond, High Income Bond,
and Government Money Market. Shares of Total Return
Tactical are held by separate accounts established by NLIC,
other unaffiliated insurance companies, and other series of the
Trust that operate as fund-of-funds, such as the NVIT Blueprint
Funds. Shares of Core Bond and Core Plus Bond are held by
separate accounts established by NLIC and NLAIC and series
of the Trust that operate as a fund-of-funds, such as the NVIT
Blueprint Funds. Shares of Government Bond are held by
separate accounts established by NLIC and NLAIC and other
unaffiliated insurance companies. Shares of Short Term Bond
are held by separate accounts established by NLIC and NLAIC
and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations
Funds.
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class V and Class Y shares. Each share class of a Fund
represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price
of $1.00 per share by using the amortized cost method of
valuation to value portfolio securities. Government Money
Market invests primarily in a portfolio of U.S. government
securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the
United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money
Market Fund," as defined in Rule 2a-7 under the 1940 Act.
This means that Government Money Market invests at least
99.5% of its total assets in (1) U.S. government securities, (2)
repurchase agreements that are collateralized fully by U.S.
government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market
Funds. Under normal circumstances, Government Money
Market invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.
Government Money Market does not currently intend to impose
liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”)
may reserve the ability to subject Government Money Market
to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government
Money Market invests in short-term securities, Government
Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting

152 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund
would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the
measurement date. Pursuant to procedures approved by
the Board of Trustees, NFA assigns a fair value, as defined
by U.S. GAAP, to a Fund’s investments in accordance with a
hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at
amortized cost, which approximates fair value. Securities
valued in this manner are generally categorized as Level
2 securities within the hierarchy. Under the amortized cost
method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money
Market’s use of amortized cost is subject to compliance with

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 153
certain conditions as specified by Rule 2a-7 under the 1940
Act.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars at the exchange rate of said currencies against the
U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
Multi Sector Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 20,213,462 $ – $ 20,213,462
Collateralized Mortgage Obligations – 53,662,507 – 53,662,507
Commercial Mortgage-Backed Securities – 12,187,223 – 12,187,223
  Common Stocks
Energy Equipment & Services 687,648 – – 687,648
Oil, Gas & Consumable Fuels – – – –
Paper & Forest Products – – – –
Total Common Stocks $ 687,648 $ – $ – $ 687,648
Convertible Bonds – 7,254,852 – 7,254,852
Convertible Preferred Stock 1,050,387 – – 1,050,387
Corporate Bonds – 144,897,372 – 144,897,372
Foreign Government Securities – 6,921,047 – 6,921,047
Futures Contracts 321,088 – – 321,088
Loan Participations – 8,787,099 – 8,787,099
Preferred Stock – – – –
Repurchase Agreements – 8,437,713 – 8,437,713
Total Assets $ 2,059,123 $ 262,361,275 $ – $ 264,420,398
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (7,992,217) $ – $ (7,992,217)
Forward Foreign Currency Contract – (38,626) – (38,626)
Futures Contracts (83,687) – – (83,687)
Total Liabilities $ (83,687) $ (8,030,843) $ – $ (8,114,530)
Total $ 1,975,436 $ 254,330,432 $ – $ 256,305,868

154 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 24,583,771 $ – $ 24,583,771
Collateralized Mortgage Obligations – 47,856,812 – 47,856,812
Commercial Mortgage-Backed Securities – 11,941,420 – 11,941,420
Corporate Bonds – 27,887,627 – 27,887,627
Foreign Government Securities – 1,810,765 – 1,810,765
Investment Company 5,296,337 – – 5,296,337
Mortgage-Backed Securities – 34,251,115 – 34,251,115
Short-Term Investments – 6,997,784 – 6,997,784
U.S. Treasury Obligations – 32,469,837 – 32,469,837
Total $ 5,296,337 $ 187,799,131 $ – $ 193,095,468
High Income Bond
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 611,134 $ – $ – $ 611,134
  Corporate Bonds
Aerospace & Defense – 1,815,030 – 1,815,030
Automotive – 6,732,695 – 6,732,695
Building Materials – 2,990,281 – 2,990,281
Cable Satellite – 9,585,158 – 9,585,158
Chemicals – 4,062,946 – 4,062,946
Construction Machinery – 835,233 – 835,233
Consumer Cyclical Services – 2,342,578 – 2,342,578
Consumer Products – 866,579 – 866,579
Diversified Manufacturing – 1,415,610 – 1,415,610
Finance Companies – 2,197,906 – 2,197,906
Food & Beverage – 2,254,807 – 2,254,807
Food & Staples Retailing – – – –
Gaming – 4,927,376 – 4,927,376
Health Insurance – 1,708,551 – 1,708,551
Healthcare – 8,929,461 – 8,929,461
Hotels, Restaurants & Leisure – 737,280 – 737,280
Independent Energy – 7,157,403 – 7,157,403
Industrial - Other – 563,125 – 563,125
Insurance - P&C – 5,453,201 – 5,453,201
Leisure – 491,125 – 491,125
Media Entertainment – 7,961,563 – 7,961,563
Metals & Mining – 1,141,406 – 1,141,406
Midstream – 9,258,995 – 9,258,995
Oil Field Services – 2,074,830 – 2,074,830
Packaging – 6,980,392 – 6,980,392
Paper – 809,063 – 809,063
Pharmaceuticals – 4,009,157 – 4,009,157
Restaurants – 1,796,898 – 1,796,898
Retailers – 583,556 – 583,556
Supermarkets – 1,236,710 – 1,236,710
Technology – 8,843,366 – 8,843,366
Transportation Services – 441,063 – 441,063
Utility - Electric – 3,573,789 – 3,573,789
Wireless Communications – 2,481,478 – 2,481,478
Total Corporate Bonds $ – $ 116,258,611 $ – $ 116,258,611
Loan Participation – 200,319 – 200,319
Total $ 611,134 $ 116,458,930 $ – $ 117,070,064

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 155
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 266,630,088 $ – $ 266,630,088
Collateralized Mortgage Obligations – 48,337,380 – 48,337,380
Commercial Mortgage-Backed Securities – 54,497,311 – 54,497,311
Corporate Bonds – 460,025,283 – 460,025,283
Futures Contracts 1,034,437 – – 1,034,437
Loan Participations – 5,648,063 – 5,648,063
Mortgage-Backed Securities – 401,714,959 – 401,714,959
Municipal Bonds – 20,072,712 – 20,072,712
Repurchase Agreements – 5,234,385 – 5,234,385
U.S. Government Agency Securities – 23,192,107 – 23,192,107
U.S. Treasury Obligations – 84,128,390 – 84,128,390
Total Assets $ 1,034,437 $ 1,369,480,678 $ – $ 1,370,515,115
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,141,278) $ – $ – $ (1,141,278)
Total Liabilities $ (1,141,278) $ – $ – $ (1,141,278)
Total $ (106,841) $ 1,369,480,678 $ – $ 1,369,373,837
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 83,763,245 $ – $ 83,763,245
Collateralized Mortgage Obligations – 131,658,062 – 131,658,062
Commercial Mortgage-Backed Securities – 114,875,588 – 114,875,588
Convertible Bond – 741,614 – 741,614
Corporate Bonds – 752,729,098 – 752,729,098
Foreign Government Securities – 50,152,522 – 50,152,522
Futures Contracts 204,114 – – 204,114
Mortgage-Backed Securities – 516,889,640 – 516,889,640
Repurchase Agreements – 55,214,137 – 55,214,137
Supranational – 14,737,624 – 14,737,624
U.S. Government Agency Securities – 36,544,115 – 36,544,115
U.S. Treasury Obligations – 145,147,127 – 145,147,127
Total $ 204,114 $ 1,902,452,772 $ – $ 1,902,656,886
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 40,529,104 $ – $ 40,529,104
Collateralized Mortgage Obligations – 35,118,472 – 35,118,472
Corporate Bonds – 37,148,857 – 37,148,857
Futures Contracts 60,489 – – 60,489
Mortgage-Backed Securities – 145,662,622 – 145,662,622
Repurchase Agreements – 8,650,998 – 8,650,998
Short-Term Investment – 8,889,102 – 8,889,102
U.S. Government Agency Securities – 126,220,546 – 126,220,546
U.S. Treasury Obligations – 57,377,298 – 57,377,298
Total Assets $ 60,489 $ 459,596,999 $ – $ 459,657,488
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (312,860) $ – $ – $ (312,860)
Total Liabilities $ (312,860) $ – $ – $ (312,860)
Total $ (252,371) $ 459,596,999 $ – $ 459,344,628

156 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 485,000,000 $ – $ 485,000,000
U.S. Government Agency Securities – 578,832,292 – 578,832,292
U.S. Treasury Obligations – 890,211,256 – 890,211,256
Total $ – $ 1,954,043,548 $ – $ 1,954,043,548
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 389,236,708 $ – $ 389,236,708
Collateralized Mortgage Obligations – 150,615,095 – 150,615,095
Commercial Mortgage-Backed Securities – 4,345,803 – 4,345,803
Corporate Bonds – 345,628,797 – 345,628,797
Exchange Traded Fund 10,273,757 – – 10,273,757
Futures Contracts 895,260 – – 895,260
Loan Participations – 10,222,254 – 10,222,254
Mortgage-Backed Securities – 230,161,006 – 230,161,006
Repurchase Agreements – 21,774,704 – 21,774,704
U.S. Treasury Obligations – 729,618,503 – 729,618,503
Total Assets $ 11,169,017 $ 1,881,602,870 $ – $ 1,892,771,887
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (721,847) $ – $ – $ (721,847)
Total Liabilities $ (721,847) $ – $ – $ (721,847)
Total $ 10,447,170 $ 1,881,602,870 $ – $ 1,892,050,040
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
During the year ended, December 31, 2020, Multi Sector Bond held one preferred stock and two common stock investments that were categorized as Level 3 investments which were each valued at $0.
During the year ended, December 31, 2020, High Income Bond held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.
High Income Bond
Corporate
Bonds Total
Balance as of 12/31/2019 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 8,154 8,154
Purchases — —
Sales (8,154) (8,154)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2020 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 12/31/2020 $ — $—
Amounts designated as "−" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 157
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At December 31, 2020, the Funds did not have overdrawn
balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts during the year ended December
31, 2020 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and
short exposure to sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally
cleared swap contracts” for centrally cleared swaps, as
applicable.
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced

158 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a
Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of
December 31, 2020
are disclosed in the
Statements of Investments. The implied credit spread of a
particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and
resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a
deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following
execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required
to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid
to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts.”, as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts.”, as applicable.

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 159
(f) Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of

160 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
At December 31, 2020, the Funds had no open option contracts.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2020:
Multi Sector Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 321,088
Total $ 321,088
Liabilities:
Swap Contracts(b)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts (7,992,217)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (38,626)
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (83,687)
Total $ (8,114,530)

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 161
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 1,034,437
Total $ 1,034,437
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (1,141,278)
Total $ (1,141,278)
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 204,114
Total $ 204,114
Government Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 60,489
Total $ 60,489
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (312,860)
Total $ (312,860)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 895,260
Total $ 895,260
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (721,847)
Total $ (721,847)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

162 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2020
Multi Sector Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 7,392,620
Forward Foreign Currency Contracts
Currency risk (957,231)
Futures Contracts
Interest rate risk (10,130,045)
Total $ (3,694,656)
High Income Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (123,663)
Total $ (123,663)
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 14,509,521
Total $ 14,509,521
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Currency risk $ 434,091
Interest rate risk 9,629,942
Total $ 10,064,033
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,718,160
Total $ 1,718,160
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (7,562,867)
Total $ (7,562,867)
Multi Sector Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (4,031,218)
Forward Foreign Currency Contracts
Currency risk 349,915
Futures Contracts
Interest rate risk (911,567)
Total $ (4,592,870)

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 163
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2020:
High Income Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (57,664)
Total $ (57,664)
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,572,773
Interest rate risk (106,841)
Total $ 2,465,932
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,184,129
Interest rate risk 204,114
Total $ 1,388,243
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 217,996
Interest rate risk (252,371)
Total $ (34,375)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,820,645)
Interest rate risk 173,413
Total $ (1,647,232)
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities ."
Multi Sector Bond
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 136,538,462
Average Notional Balance—Sell Protection $ 9,461,538
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 393,443
Average Settlement Value Sold $ 14,313,271
Futures Contracts:
Average Notional Balance Long $ 273,108
Average Notional Balance Short $ 142,014,162
High Income Bond
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Sell Protection $ 323,077
Core Bond
Futures Contracts:
Average Notional Balance Long $ 555,307,428
Average Notional Balance Short $ 302,145,546

164 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
At December 31, 2020, certain Funds may have entered into
futures contracts. The futures contract agreements do not
provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities."
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2020:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and
sell investments including commitments to buy Loan
Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and
priced as part of a related Loan Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation
(depreciation) from unfunded commitments is reported on the
Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 161,091,378
Average Notional Balance Short $ 76,988,364
Government Bond
Futures Contracts:
Average Notional Balance Long $ 35,767,413
Average Notional Balance Short $ 39,509,726
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 827,844,228
Average Notional Balance Short $ 455,239,414
Multi Sector Bond
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Morgan Stanley Co., Inc.
Forward Foreign
Currency Contracts $ (38,626) $ — $ — $ (38,626)
Total (38,626) $ — $ — $ (38,626)
Amounts designated as “—” are zero.

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 165
if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
For the year ended December 31, 2020, no Funds held loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
(i) Restricted Securities
At December 31, 2020, certain Funds owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at December 31, 2020 were as follows:
(j) TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(k) Securities Lending
During the year ended December 31, 2020, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
High Income Bond
Coupon Maturity Date Principal Amount Acquisition Date Cost Market Value % of Net Assets
Motors Liquidation Co. 7.40% 9/1/2025 $2,500,000 4/21/2011 $– $– 0.00%
Amounts designated as "−" are zero or have been rounded to zero.

166 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
At December 31, 2020, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
(l) Joint Repurchase Agreements
During the year ended December 31, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Multi Sector Bond $ 8,437,713
Core Bond 5,234,385
Core Plus Bond 55,214,137
Government Bond 8,650,998
Short Term Bond 21,774,704
At December 31, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $69,800,620, collateralized by U.S. Government
Agency Securities, 4.00%, maturing 3/20/2050; total market value $71,196,000.
BofA Securities, Inc., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $19,000,169, collateralized by U.S. Government
Agency Securities, ranging from 2.00% - 4.00%, maturing 12/25/2029 - 8/25/2050; total market value $19,380,000.
Cantor Fitzgerald & Co., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $115,014,935, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 4/1/2021 - 2/20/2067; total market value $117,314,192.

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 167
At December 31, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
CF Secured, LLC, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $51,000,453, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 11/30/2022 - 11/20/2070; total market value $52,020,504.
HSBC Bank plc, 0.10%, dated 12/31/2020, due 1/4/2021, repurchase price $347,341,670, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.00%, maturing 9/9/2021 - 8/15/2050; total market value $354,427,338.
NatWest Markets Securities, Inc., 0.08%, dated 12/28/2020, due 1/4/2021, repurchase price $50,000,078, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 1.00%, maturing 1/15/2021 - 7/15/2030; total market value $51,000,806.
Pershing LLC, 0.12%, dated 12/31/2020, due 1/4/2021, repurchase price $53,000,707, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 10.00%, maturing 2/15/2021 - 5/20/2070; total market value $54,060,000.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Multi Sector Bond
Bank of America
NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Multi Sector Bond
Cantor Fitzgerald
& Co. 437,713 – 437,713 (437,713) –
Multi Sector Bond HSBC Bank plc 5,000,000 – 5,000,000 (5,000,000) –
Total $ 8,437,713 $ – $ 8,437,713 $ (8,437,713) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Bond
Cantor Fitzgerald
& Co. $ 2,034,385 $ – $ 2,034,385 $ (2,034,385) $ –
Core Bond HSBC Bank plc 2,200,000 – 2,200,000 (2,200,000) –
Core Bond Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 5,234,385 $ – $ 5,234,385 $ (5,234,385) $ –

168 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Plus Bond
Bank of America
NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Core Plus Bond
BofA Securities,
Inc. 2,000,000 – 2,000,000 (2,000,000) –
Core Plus Bond
Cantor Fitzgerald
& Co. 8,214,137 – 8,214,137 (8,214,137) –
Core Plus Bond HSBC Bank plc 25,000,000 – 25,000,000 (25,000,000) –
Core Plus Bond
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Core Plus Bond Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 55,214,137 $ – $ 55,214,137 $ (55,214,137) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Bond
BofA Securities,
Inc. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Government
Bond
Cantor Fitzgerald
& Co. 550,998 – 550,998 (550,998) –
Government
Bond CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Government
Bond HSBC Bank plc 5,100,000 – 5,100,000 (5,100,000) –
Government
Bond Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 8,650,998 $ – $ 8,650,998 $ (8,650,998) $ –

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 169
During the year ended December 31, 2020, Government
Money Market, along with another series of Nationwide Mutual
Funds (“NMF”), pursuant to procedures adopted by the Board
of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A.
(“JPMorgan”), Government Money Market’s custodian, the
daily aggregate balance of which is invested in one or more
joint repurchase agreements (“repo” or collectively “repos”)
collateralized by U.S. Treasury or federal agency obligations.
In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which
reflects the effective rate of return for the term of the agreement.
For repos, The Bank of New York Mellon or JPMorgan takes
possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government
Money Market has the right to liquidate the collateral and
apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the
security, realization of the collateral by Government Money
Market may be delayed or limited.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Short Term Bond
Bank of America
NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Short Term Bond
Cantor Fitzgerald
& Co. 774,704 – 774,704 (774,704) –
Short Term Bond CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
Short Term Bond HSBC Bank plc 15,000,000 – 15,000,000 (15,000,000) –
Total $ 21,774,704 $ – $ 21,774,704 $ (21,774,704) $ –
Amounts designated as "—" are zero or have been rounded to zero.
* At December 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
At December 31, 2020, the joint repos on a gross basis were as follows:
Banco Santander SA, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $100,000,889, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 2.00% - 6.00%, maturing 8/15/2027 - 6/1/2050; total market value $102,000,075.
Barclays Capital, Inc., 0.05%, dated 12/31/2020, due 1/4/2021, repurchase price $48,000,267, collateralized by U.S. Government
Treasury Securities, ranging from 0.13% - 3.63%, maturing 9/30/2021 - 8/15/2043; total market value $48,960,028.
MUFG Securities Ltd., 0.05%, dated 12/31/2020, due 1/4/2021, repurchase price $200,001,111, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 7/15/2021 - 12/1/2050; total market value $204,000,029.
RBC Dominion Securities Inc., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $200,001,778, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.50% - 7.25%, maturing 8/15/2022 - 12/20/2050; total market value
$204,045,264.
Royal Bank of Canada, 0.07%, dated 12/31/2020, due 1/4/2021, repurchase price $100,000,777, collateralized by U.S. Government
Agency Securities, ranging from 0.00% - 38.71%, maturing 12/20/2026 - 9/25/2057; total market value $107,854,767.

170 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
At December 31, 2020, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
(m) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
(n) Distributions to Shareholders
Distributions from net investment income, if any, are
declared daily and paid monthly for Bond, Core Plus Bond,
Government Money Market, Core Bond, and Short Term
Bond and declared and paid quarterly for Inflation-Protected
Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2020 are primarily attributable to foreign currency gain/loss, paydown reclass, treatment
of notional principal contracts, and amortization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2020 may primarily be attributable to treatment of notional principal contracts, mark-to-market adjustments on futures, defaulted
bond interest, amortization, outstanding straddle loss deferrals, investments in perpetual bonds, and investments in contingent payment debt instruments. These reclassifications have no
effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Money Market
Banco Santander
SA $ 75,000,000 $ – $ 75,000,000 $ (75,000,000) $ –
Government
Money Market
Barclays Capital,
Inc. 32,000,000 – 32,000,000 (32,000,000) –
Government
Money Market
MUFG Securities
Ltd. 150,000,000 – 150,000,000 (150,000,000) –
Government
Money Market
RBC Dominion
Securities Inc. 153,000,000 – 153,000,000 (153,000,000) –
Government
Money Market
Royal Bank of
Canada 75,000,000 – 75,000,000 (75,000,000) –
Total $ 485,000,000 $ – $ 485,000,000 $ (485,000,000) $ –
Amounts designated as "—" are zero or have been rounded to zero.
* At December 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 171
(o) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(p) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
As of December 31, 2020, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Multi Sector Bond $ (3,895) $ 3,895
Total Return Tactical – –
High Income Bond – –
Core Bond – –
Core Plus Bond 1 (1)
Government Bond – –
Government Money Market (7,818) 7,818
Short Term Bond – –
Amounts designated as "—" are zero or have been rounded to zero.
Fund Subadviser
Multi Sector Bond Amundi Pioneer Institutional Asset Management, Inc.
Total Return Tactical DoubleLine Capital LP (" DoubleLine ")
High Income Bond Federated Investment Management Company
Core Bond Nationwide Asset Management, LLC ("NWAM") (a)
Core Plus Bond Neuberger Berman Investment Advisers LLC
Government Bond NWAM(a)
Government Money Market Dreyfus Cash Investment Strategies(b)
Short Term Bond NWAM(a)
(a) NWAM is an affiliate of NFA.
(b) Effective July 1, 2020, Dreyfus Cash Investment Strategies was appointed as subadviser to the Fund. Effective July 1, 2020,
Federated Investment Management Company was terminated and ceased serving as subadviser to the Fund.

172 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2020, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2022:
During the year ended December 31, 2020, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2020, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Sector Bond Up to $200 million 0.575%
$200 million up to $500 million 0.550%
$500 million and more 0.525%
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
High Income Bond Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Core Plus Bond Up to $1 billion 0.45%
$1 billion up to $1.5 billion 0.44%
$1.5 billion and more 0.43%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Fund
Advisory Fee Waiver
(annual rate)
Government Bond 0.015%
Fund Amount
Government Bond $ 71,136
Fund
Effective Advisory
Fee Rate Before
Contractual and
Voluntary* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual
and Voluntary* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual and
Voluntary* Fee
Waivers and Expense
Reimbursements
Multi Sector Bond 0.57 % N/A N/A 0.57%
Total Return Tactical 0.58 N/A N/A 0.47
High Income Bond 0.66 N/A N/A 0.59
Core Bond 0.39 N/A N/A 0.39
Core Plus Bond 0.44 N/A N/A 0.44
Government Bond 0.49 0.47 % N/A 0.47

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 173
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $3,931,182 during the year ended December 31, 2020.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions
in other affiliated investment companies. For the year
ended December 31, 2020, DoubleLine reimbursed the Fund
$24,585.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Fund’s operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory
Fee Rate Before
Contractual and
Voluntary* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual
and Voluntary* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual and
Voluntary* Fee
Waivers and Expense
Reimbursements
Government Money
Market 0.29 % N/A 0.20% 0.20%
Short Term Bond 0.34 N/A N/A 0.34
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Multi Sector Bond All Classes 0.78%
Total Return Tactical All Classes 0.58%
High Income Bond All Classes 0.76%
Core Plus Bond All Classes 0.55%
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
Multi Sector Bond $ — $ — $ — $ —
Total Return Tactical 229,641 217,124 196,534 643,299
High Income Bond 43,784 65,953 88,347 198,084
Core Bond — — — —
Core Plus Bond — — — —
Government Bond — — — —
Government Money Market — — — —
Short Term Bond — — — —
Amounts designated as "—" are zero or have been rounded to zero.

174 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
During the year ended December 31, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2020, NFM earned an
aggregate of $2,673,073 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2020, the Funds' aggregate
portion of such costs amounted to $33,984.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2021:
During the year ended December 31, 2020, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
During the year ended December 31, 2020, NFA voluntarily
waived investment advisory fees payable by Government
Money Market in an amount equal to $1,800,316, for which
NFA shall not be entitled to later seek recoupment. Voluntary
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class II
Shares
Multi Sector Bond N/A
Total Return Tactical 0.25%
High Income Bond N/A
Core Bond 0.25%
Core Plus Bond 0.25%
Government Bond 0.25%
Government Money Market 0.25%
Short Term Bond 0.25%
N/A - Not Applicable.
Fund
Distribution Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 14,738

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 175
waivers may be discontinued at anytime at the discretion of
NFA. During the same period, NFD voluntarily waived Rule
12b-1 fees payable by Class II shares of Government Money
Market in an amount equal to $351,345. Also during that period,
NFS voluntarily waived fees payable to it pursuant to the
Trust’s Administrative Services Plan by Class II, Class IV and
Class V shares of Government Money Market in an amount
equal to $1,617,720. Each of these fee waivers was made
voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by Government Money Market of any of the
amounts waived. Such waivers may be discontinued at any
time, and neither NFA, NFD nor NFS represents that any of
these voluntary waivers will be continued or repeated.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily
net assets of Class IV shares of the Fund, and 0.10% of the
average daily net assets of Class V shares of each Fund.
For the year ended December 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2020, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
Effective July 9, 2020, the Trust, excluding Government
Money Market, and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statements of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a
Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the
Fund Class I Class II Class IV Class V
Multi Sector Bond 0.15 % N/A N/A N/A
Total Return Tactical 0.25 0.25 % N/A N/A
High Income Bond 0.15 N/A N/A N/A
Core Bond 0.15 0.15 N/A N/A
Core Plus Bond 0.15 0.15 N/A N/A
Government Bond 0.15 0.15 0.15 % N/A
Government Money Market 0.15 0.15 0.15 0.10%
Short Term Bond 0.15 0.15 N/A N/A
N/A — Not Applicable.
Fund Amount
Multi Sector Bond $ 396,540
Total Return Tactical 38,746
High Income Bond 181,437
Core Bond 199,169
Core Plus Bond 138,924
Government Bond 711,422
Government Money Market 2,370,100
Short Term Bond 536,729

176 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended December
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2020, none of the Funds engaged in
interfund lending.
5. Investment Transactions
For the year ended December 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended December 31, 2020, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
Fund Purchases
*
Sales
*
Multi Sector Bond $ 250,975,672 $ 269,369,588
Total Return Tactical 101,077,341 86,591,205
High Income Bond 45,804,303 52,113,254
Core Bond 938,587,610 1,046,534,179
Core Plus Bond 3,682,643,627 3,619,141,184
Government Bond 277,151,777 307,449,466
Short Term Bond 1,378,817,211 1,327,118,429
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Multi Sector Bond $ – $ –
Total Return Tactical 36,811,411 31,134,950
High Income Bond – –
Core Bond 204,327,021 197,127,899
Core Plus Bond 722,966,524 667,086,858
Government Bond 90,109,023 109,750,889
Short Term Bond 498,625,312 337,004,632
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 177
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater

178 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
TBA Commitments
TBA commitments are forward agreements for the purchase
or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date.
The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When
entering into TBA commitments, the Fund may take possession
of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund.
Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about
Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.

Fixed Income Funds - December 31, 2020 - Notes to Financial Statements - 179
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
The tax character of distributions paid during the year ended December 31, 2019 was as follows:
As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi Sector Bond $ 9,023,050 $ – $ 9,023,050 $ – $ 9,023,050
Total Return Tactical 5,093,386 – 5,093,386 – 5,093,386
High Income Bond 6,149,472 – 6,149,472 – 6,149,472
Core Bond 40,876,686 – 40,876,686 – 40,876,686
Core Plus Bond 48,101,857 – 48,101,857 – 48,101,857
Government Bond 9,505,649 – 9,505,649 – 9,505,649
Government Money Market 4,199,258 158 4,199,416 – 4,199,416
Short Term Bond 37,058,077 – 37,058,077 – 37,058,077
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi Sector Bond $ 13,455,994 $ – $ 13,455,994 $ 325,506 $ 13,781,500
Total Return Tactical 6,307,983 – 6,307,983 – 6,307,983
High Income Bond 7,288,478 – 7,288,478 – 7,288,478
Core Bond 43,203,696 – 43,203,696 – 43,203,696
Core Plus Bond 54,270,950 – 54,270,950 – 54,270,950
Government Bond 10,835,260 – 10,835,260 – 10,835,260
Government Money Market 28,850,335 – 28,850,335 – 28,850,335
Short Term Bond 46,454,681 – 46,454,681 – 46,454,681
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Multi Sector Bond $ 2,061,781 $ – $ 2,061,781 $ 126,392 $ – $ (11,181,643) $ 8,918,855 $ (74,615)
Total Return
Tactical 1,089,817 – 1,089,817 (3,747) – – 2,016,194 3,102,264
High Income Bond 558,684 – 558,684 (70,803) – (5,357,568) 3,022,521 (1,847,166)
Core Bond 19,698,584 21,488,965 41,187,549 3,071 – – 66,169,211 107,359,831
Core Plus Bond 46,694,879 14,288,532 60,983,411 196,127 – – 82,112,079 143,291,617
Government Bond 593,053 – 593,053 – – (5,608,173) 24,483,187 19,468,067
Government
Money Market – – – – – – – –
Short Term Bond 4,353,184 – 4,353,184 – – (22,609,240) 12,885,312 (5,370,744)
Amounts designated as "−" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi Sector Bond $ 245,315,022 $ 23,374,449 $ (13,833,544) $ 9,540,905

180 - Notes to Financial Statements - December 31, 2020 - Fixed Income Funds
As of December 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2020.
During the year ended December 31, 2020, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
10. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
11. Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Total Return Tactical 191,051,774 5,149,294 (3,105,600) 2,043,694
High Income Bond 113,863,876 6,700,532 (3,494,344) 3,206,188
Core Bond 1,301,820,086 70,563,737 (3,009,986) 67,553,751
Core Plus Bond 1,818,084,076 90,039,465 (5,466,655) 84,572,810
Government Bond 434,077,745 25,792,712 (525,829) 25,266,883
Government Money Market 1,954,043,548 – – –
Short Term Bond 1,861,546,915 34,573,524 (4,070,399) 30,503,125
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
Multi Sector Bond $(11,181,643)
High Income Bond (5,357,568)
Government Bond (5,608,173)
Short Term Bond (22,609,240)
Fund Utilized
Multi Sector Bond $819,121
Total Return Tactical 1,690,846
Core Plus Bond 6,869,284
Government Bond 7,559,980
Government Money Market 110
Short Term Bond 15,907,593

Fixed Income Funds - December 31, 2020 - Report of Independent Registered Public Accounting Firm - 181
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Amundi NVIT Multi Sector Bond
Fund, Doubleline NVIT Total Return Tactical Fund, Federated NVIT High Income Bond Fund, NVIT Core Bond Fund,
NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund and NVIT Short Term
Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Amundi
NVIT Multi Sector Bond Fund, Doubleline NVIT Total Return Tactical Fund, Federated NVIT High Income Bond Fund, NVIT Core
Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund and NVIT Short
Term Bond Fund (eight of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the
"Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

182 - Supplemental Information - December 31, 2020 (Unaudited) - Fixed Income Funds
Amundi NVIT Multi-Sector Bond Fund
BlackRock NVIT Equity Dividend Fund
BlackRock NVIT Managed Global Allocation Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT
Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT
Nationwide Fund)
NVIT Columbia Overseas Value Fund (formerly, Templeton
NVIT International Value Fund)
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Disciplined Equity Fund
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT
Multi-Manager Large Cap Growth Fund)
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT
Dynamic U.S. Growth Fund)
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly,
American Century NVIT Multi Cap Value Fund)
NVIT Newton Sustainable U.S. Equity Fund (formerly,
Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-
Manager Mid Cap Growth Fund)
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final

Fixed Income Funds - December 31, 2020 (Unaudited) - Supplemental Information - 183
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that DoubleLine NVIT Total Return
Tactical Fund, NVIT AllianzGI International Growth Fund, NVIT
AQR Large Cap Defensive Style Fund, NVIT Core Bond Fund,
NVIT Core Plus Bond Fund, NVIT Emerging Markets Fund,
NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights
Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT Jacobs Levy Large Cap Growth
Fund, NVIT JP Morgan Disciplined Equity Fund, NVIT JP
Morgan Mozaic Multi-Asset Fund, NVIT Mellon Dynamic U.S.
Core Fund, NVIT Mellon Dynamic U.S. Equity Income Fund,
NVIT Real Estate Fund, NVIT Short Term Bond Fund, and
NVIT Wells Fargo Discovery Fund were each shown to pay
actual management fees and to have total expense ratios
(including 12b-1/non-12b-1 fees) at levels below or equal to their peer group medians or within a generally acceptable
range above the Fund’s peer group median. In addition, the
Trustees considered that, with the exception of the Funds
referred to below in this paragraph, each of those Funds
was shown to have experienced three-year performance for
the period ended June 30, 2020 (or, if shorter, for the period since the Fund’s inception) at or above its peer group median, or within the third quintile of its peer group. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered management’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT GS International Equity Insights Fund, NVIT
GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity
Insights Fund, NVIT iShares
®
Fixed Income ETF Fund NVIT
iShares
®
Global Equity ETF Fund, NVIT JP Morgan Disciplined
Equity Fund, and NVIT JP Morgan Mozaic Multi-Asset Fund,
the Trustees considered that these Funds had been relatively recently organized and did not have three years of performance.
With respect to NVIT Jacobs Levy Large Cap Growth Fund and
NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees
considered that a new subadviser was appointed to the Fund
in May 2020 and April 2020, respectively, and additional time was necessary to evaluate each Fund’s performance under
the new subadviser. The Trustees determined on the basis of
all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Amundi NVIT Multi-Sector Bond Fund,
BlackRock NVIT Managed Global Allocation Fund, Federated
NVIT High Income Bond Fund, Neuberger Berman NVIT Multi-
Cap Opportunities Fund, NVIT Columbia Overseas Value Fund,
NVIT Government Bond Fund, NVIT Government Money Market
Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Newton Sustainable U.S.
Equity Fund, and NVIT U.S. 130/30 Equity Fund, the Trustees
considered that, although each Fund was shown to pay actual
management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was equal to or lower than or within a generally acceptable range of the Fund’s peer group median. The Trustees considered that each of
Federated NVIT High Income Bond, Neuberger Berman NVIT
Multi-Cap Opportunities Fund, NVIT Columbia Overseas Value
Fund, NVIT Government Bond Fund, NVIT Government Money
Market Fund, and NVIT Managed American Funds Asset

184 - Supplemental Information - December 31, 2020 (Unaudited) - Fixed Income Funds
Allocation Fund had experienced three-year performance for
the period ended June 30, 2020 at or above its peer group
median, or within the third quintile of its peer group. With respect to Amundi NVIT Multi-Sector Bond Fund, the Trustees
noted that the Fund had experienced three-year performance
in the fifth quintile of its peer group and considered that in
February 2019 the Fund’s prior sub-adviser was replaced. With respect to BlackRock NVIT Managed Global Allocation Fund,
the Trustees noted that the Fund had experienced three-year
performance below its peer group median and considered the
Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market
conditions, including those experienced in recent periods. With respect to NVIT International Equity Fund, the Trustees noted
that the Fund had experienced three-year performance in the
fifth quintile of its peer group and considered the Adviser’s statement that it is considering future opportunities for the Fund in light of its recent underperformance and its stronger long-
term (ten-year) performance. With respect to NVIT Newton
Sustainable U.S. Equity Fund, the Trustees noted that the Fund had experienced three-year performance below its peer group
median and considered that a new sub-adviser was appointed
in May 2020 and additional time was necessary to evaluate the
Fund’s performance under the new subadviser. With respect
to NVIT U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been relatively recently organized and did not
have three years of performance. The Trustees determined on
the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to BlackRock NVIT Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-
12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the second
quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was consistent with the
continuation of the Fund’s advisory agreement.
With respect to NVIT Managed American Funds Growth &
Income Fund, the Trustees considered that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median, the Fund was
shown to pay actual management fees at a level lower than
its peer group. They noted that the Fund had experienced
three-year performance below its peer group median and
considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under
various market conditions, including those experienced in
recent periods. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of Blackrock NVIT Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Other Federal Tax Information
For the year ended December 31, 2020 certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Government Money Market $ 158

Fixed Income Funds - December 31, 2020 - Management Information - 185
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

186 - Management Information - December 31, 2020 - Fixed Income Funds
Interested Trustee
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Fixed Income Funds - December 31, 2020 - Management Information - 187
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act , which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

188 - Market Index Definitions - December 31, 2020 - Fixed Income Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years re maining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Fixed Income Funds - December 31, 2020 - Market Index Definitions - 189
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

190 - Market Index Definitions - December 31, 2020 - Fixed Income Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Fixed Income Funds - December 31, 2020 - Market Index Definitions - 191
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CFX (2-21)

Annual Report
December 31, 2020
Nationwide Variable Insurance Trust
International Funds
NVIT AllianzGI International Growth Fund
(formerly, NVIT Multi-Manager International Growth Fund)
NVIT Columbia Overseas Value Fund
(formerly, Templeton NVIT International Value Fund)
NVIT Emerging Markets Fund
NVIT International Equity Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 22
Statements of Investments 24
Statements of Assets and Liabilities 42
Statements of Operations 46
Statements of Changes in Net Assets 48
Financial Highlights 53
Notes to Financial Statements 59
Report of Independent Registered Public Accounting Firm 79
Supplemental Information 80
Management Information 84
Market Index Definitions 87

Nationwide Variable Insurance Trust - December 31, 2020 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced an unprecedented period of volatility during the annual reporting period ended December 31, 2020, as investors tried to make
sense out of the coronavirus outbreak and the resulting
economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown before recovering as the period closed, with growth rates -5.0% in the first quarter of 2020, a record
-31.4% in the second quarter and a record +33.1% in the third quarter. Economists estimate a continued rebound in 2021.
Corporate profits collapsed, with a decline of 16% forecast for
2020 but is expected to recover within the next year as the
economy continues to emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
spurred from the Pandemic outbreak, and the lasting
implications remain unclear.
Asset Class
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the year. The S&P
500
®
Index (“S&P 500”) started the period strong, as an
accommodating Federal Reserve and steady economic growth
drove a cumulative return of 5.0% through mid-February. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23,
2020. Since 1950, there have been five previous occasions
where the S&P 500 fell 30%, taking on average 297 trading
days (roughly a year and 2 months), with 1987 the previous
quickest decline at 70 days. This time, it took 20 days.
Aggressive fiscal and monetary policy, paired with the prospect for an economic reopen, drove investor sentiment higher, with a 69% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 18.4%, which is impressive given the severe disruption caused by COVID-19.
Fixed income returns were positive, with a substantial drop
in interest rates more than offsetting modestly wider credit spreads.
International markets followed a similar pattern as domestic, though the MSCI EAFE
®
Index continued to lag the S&P
500, returning just 7.8%, while the MSCI Emerging Markets
®
Index was roughly in line at 18.3%. The global outbreak and
subsequent economic shutdown had a broad impact, though
the strong economic rebound and aggressive global central
bank stimulus led to strong performance in the second-half of the period .
The S&P 500 was higher in seven of the 12-months during
the reporting period.
While much of 2020 was characterized by near-universal strong returns and low volatility for risk-assets, volatility dramatically improved through the reporting period, though most risk-
assets delivered positive returns. Growth stocks substantially outperformed value stocks, while small-cap stocks staged an
impressive rebound and modestly outperformed large cap
stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus, first by bringing the Fed Funds target rate
to effectively 0% by March 15, followed by an aggressive
bond buying program that nearly doubled the balance sheet
from $4.2 trillion to $7.4 trillion through the period. Fed Chair
Powell has indicated that they will remain active in supporting the market, and there is no maximum to their balance sheet
growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.92% to a record-
low of 0.50% as of March 9, 2020 before bouncing modestly to
0.92% by period-end. The 2-year yield dropped from 1.57% to
0.12%, widening the spread between the two yields to 0.80%.
The following chart provides returns for various market
segments for the year ended December 31, 2020:
Index
Annual Total Return
(as of December 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 6.52%
Bloomberg Barclays
Municipal Bond 5.21%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.33%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 13.56%
Bloomberg Barclays U.S.
Aggregate Bond 7.51%
Bloomberg Barclays U.S.
Corporate High Yield 7.11%
MSCI EAFE
®
7.82%
MSCI Emerging Markets
®
18.31%
MSCI World ex USA 10.65%
Russell 1000
®
Growth 38.49%
Russell 1000
®
Value 2.8%
Russell 2000
®
19.96%
S&P 500
®
18.40%
Source: Morningstar

2 - Message to Investors - December 31, 2020 - Nationwide Variable Insurance Trust
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
professional.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

NVIT AllianzGI International Growth Fund - December 31, 2020 - Fund Commentary - 3
For the annual period ended December 31, 2020, the NVIT
AllianzGI International Growth Fund (formerly NVIT Multi-
Manager International Growth Fund) (Class I) returned 51.04%*
versus 22.20% for its benchmark, the MSCI ACWI ex U.S.A
Growth Index. For broader comparison, the median return
for the Fund’s Morningstar
®
insurance funds peer category,
Foreign Large Growth (consisting of 447 funds as of December
31, 2020), was 23.20% for the same period. Performance for
the Fund’s other share classes versus its benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
It was a year of two halves for global equities. After a steady start to 2020, global stocks changed direction in mid-February as the COVID-19 outbreak started to spread beyond China,
taking on global pandemic status. The sell-off gathered pace in
March as the draconian measures employed to curtail the virus caused the global economy to grind to a standstill, triggering fears of a severe global recession. After suffering their worst quarter since the 2008 financial crisis, global stocks rebounded in the second quarter, helped by growing optimism over
economic recovery as well as unprecedented government and
central bank support. However, while the second-quarter rally shrunk the size of year-to-date losses, most markets still closed the six-month period lower.
In the second half of 2020, global equities surged, with many markets closing the year at or near record highs. Stocks initially climbed amid hopes that the global economy may be over the
worst of its pandemic-induced slowdown, but these hopes were dashed as the summer faded in the northern hemisphere and
new infections increased rapidly. However, November was
one of the strongest months on record, as positive vaccine
news added to optimism over Joe Biden’s victory in the U.S.
presidential election. The year ended on a positive note, with the UK and EU finally managing to agree on a post Brexit
trading relationship and several countries starting to roll out vaccines following regulatory approval.
The best performing sectors were cyclicals, Information
Technology, Consumer Discretionary, Telecommunication
Services and Materials, in a further signal that sector labels may not a clear indicator of a company’s defensiveness. Within the portfolio we primarily rely on our quality analysis to determine the resilience of our individual holdings.
The portfolio was naturally well positioned for the
unprecedented storm that descended on companies globally
in 2020, delivering a 29% outperformance over the benchmark.
Our strategy’s clear orientation to companies demonstrating
high quality, structural growth factors provided the portfolio with a high degree of resilience to the demand shock environment.
Strong outperformance over the benchmark reflects our
strategy’s purist approach to long term, structural growth, with every portfolio company selected for its growth profile that can be sustained over at least a 3-5 year period. Importantly, the outperformance was not a result of repositioning through the year, or rotating the portfolio to pandemic winners. Rather, the structural drivers behind many investment cases (like
the shift to digitalize, online shopping, or adoption of medical technologies) were simply accelerated by the pandemic or
its associated lockdowns. Far from struggling, many of our
holdings even benefitted through new customer acquisitions
(Zalando), significant cost cutting (DSV), leveraging their digital powers (Adidas), and strengthening their client relationships
(Mainfreight), as just some examples. These companies have
not only received short term boosts to their sales, but have benefited from more structural improvements to their long
term growth profiles. For example, through new customer
acquisitions, operational cost cutting, strengthening of digital channels, and other effects that will not necessarily be reversed upon a wide rollout of the vaccine. Therefore, we believe many of our portfolio names that benefited in 2020 have only become stronger going forward.
The strategy is sector and country agnostic, although the
performance attribution shows the overweight to Information
Technology had been supported by strength in this sector. The underweight to Consumer Staples was also particularly helpful, although considered a safe haven in such an environment,
the broad and longer-term growth profile remained less
attractive. The overweight to Financials slightly detracted from performance, due to individual stock selection in this sector.
Ambu (pioneering single use endoscopes) was the best
contributor to active outperformance, rising in absolute terms by over 130% in 2020. The stock’s rise was supported by its
reduced starting point, following management and strategy
updates in the second half of 2019 (Ambu was the main
detractor from performance in 2019, during which we increased the position). The pandemic provided tailwinds for Ambu’s
ventilator linked equipment and single-use endoscopes, with
their aScope 4 Broncho being an important part of COVID-19
treatment in the Europe and Rest of World regions. The
pandemic is driving the customer base and awareness of single-
use benefits (safety, speed and cost), helping Ambu to secure distribution contracts, where the bronchoscope is just one of
Ambu’s quickly expanding endoscope range. Wix (platform
enabling website development) and Mercado Libre (LatAm
eCommerce leader) also contributed strongly with absolute
returns of 104% and 142% respectively. Both companies were
boosted by the quick shift to online shopping, and have made long-term structural gains through more customers, greater
efficiency, and increased market share.
Grenke (factoring services in Europe) was the main detractor from active performance. The stock fell sharply late in Q3
following allegations by U.S. short seller Viceroy, most critically on the company’s cash position, aggressive sales practices, and undisclosed related party transactions. We quickly identified errors in the Viceroy report, however also collaborated closely with our broader Equity platform to work on the case, speaking with Management on three separate occasions. Grenke has
already provided proof to resolve most of the issues, including a public confirmation of is cash account balance by the German
Bundesbank, immediately calming market concerns. Related
party transactions remains the outstanding issue, where
KPMG will conduct a special audit along with independent
auditors Warth & Klein Grant Thornton. Meanwhile German
regulator BAFIN is investigating this case of potential market

4 - Fund Commentary - December 31, 2020 - NVIT AllianzGI International Growth Fund
manipulation. PSG Group (South African Financials, now sold)
and DCC (marketing and distribution services, particularly fuel)
were also unsupportive.
Considering the major trades, during the year we added three new stocks to the portfolio: Adidas, Mercado Libre, and Sea.
With respect to Adidas, we used the sharp absolute and
relative correction to add sportswear leader Adidas to the
portfolio, which exhibits excellent long-term financials. The original 2020 strategic plan targeted a net income CAGR of
22%, with earnings and cash flow compounding at double digit rate. Adidas has an especially strong Management Team and
of course high brand equity. The fitness market is structurally growing, where Adidas leads alongside Nike globally (25%
share together). We added Mercado Libre to the portfolio,
leader of Latin American eCommerce (online marketplaces),
with a 25% market share and over 40 million unique monthly
visitors. Double digit growth is compounding at 30-40%, with future growth fueled by investments in marketing, payments
and logistics. Structural tailwinds include the early shift to online shopping. Confidential Sea, Singapore, Communication
Services Rising multi-platform of online gaming, e-Commerce
and financial services in South East Asia Sea’s business
model has aspects of both Alibaba and Tencent in their early stages. We also added Sea. Sea is growing rapidly in its highly populated region to establish a large and engaged user base in gaming (via its Garena platform, where it has blockbuster game
Free Fire with 450mn users, plus partnerships with Tencent and
Activision Blizzard). With that in place, it can begin to leverage other business categories like eCommerce marketplaces
(Shopee) and a newer fintech division. Revenues have grown
over 8x from 2016-19 to reach $2.9bn, while in e-Commerce
GMV grew at over 70% in 2019 alone. The runway for growth is long, with e-Commerce forecasted to be a $150bn opportunity
in South East Asia by 2025.
The portfolio exited positions in five stocks: Restaurant Brands,
ASOS, Lojas Renner, Ryanair, and PSG Group. The position in
Restaurant Brands was closed due to lower growth prospects,
weakness in the balance sheet, and our concerns surrounding
corporate culture, being an important aspect of our strategy.
We had been patient in evaluating online fashion leader
ASOS, given recent weakness surrounded short term issues
(promotional errors, and operational issues linked to new
warehouses). The new CFO’s cost saving initiatives shown
over recent months seemed encouraging, as were reduced
valuations. However our conviction has reduced further, and
in light of better opportunities, we exited the position. Apparel designer and Lojas Renner was sold early in the year, due to strong performance and high valuation. Also as a traditional offline fashion retailer we see increasing disruption risk from new online retail formats. The proceeds were invested into Mercado
Libre, the “Amazon of Latin America”. Ryanair’s recovery over the mid-term appears dependent on the pandemic retreating,
or a vaccine, and with several national competitor airlines
such as Lufthansa receiving strong financial support through government subsidies, we see the key structural elements of our investment case as challenged. We sold PSG Group following
its spinoff of bank Capitec. We anticipate that the remaining PSG
Group’s growth will be limited, while liquidity could also reduce.
The small position in Capitec (1.3% as of 12/31/2020) remains in the portfolio for the time being. The above trades represent a relatively low level of turnover, despite high outperformance in 2020. This helps to qualify our perspective that performance was not driven by tactical repositioning trades, but rather the long term investment cases in the portfolio being accelerated by the pandemic environment. The resilience our holdings are selected for was also evident in this challenging market.
The strategy enjoyed a brilliant performance run over the past year, climbing 51.0% in absolute net terms. However, it is
important to highlight that from our perspective, the portfolio is not just benefiting from a temporary boost to stay-at-home stocks in this short-term pandemic environment. We have
rather seen an acceleration of our structural growth investment cases, where for many holdings, 2-3 years of growth has been compressed into the past 12 months. Said another way, many
of our companies have seen a step change in their growth
profiles, achieved through new customer wins, cost reductions, increased market share, and emphasis on digitalization
improvements, which is sustainable growth that will likely be further compounded over time.
As stated early in the crisis, we believe the winners may only get stronger. Europe’s 750 billion stimulus, and its focus on climate protection and digitalization to strengthen its companies on a global stage, also sees many of our local holdings positioned well. Abroad, many of the platform business models (and now
multi-platform business models) we own still look very early in their growth journey, with plenty of runway ahead from huge
markets where they still hold low share, or from opportunities in combining additional businesses or digital components to open up entirely new growth avenues. In that respect, we may well be at the gates of a technological revolution.
In the meantime, we need to get ahead of the global tragedy
we see unfolding every day. Recent feedback from our
Management teams has therefore been restrained. With time
however, as warmer weather reduces viral spread and vaccine-
based immunity builds, the economy could strengthen more
than investors think. Releasing pent up demand will likely
boost a number of our companies that were held back this past year, over the short term. More interesting for us is always the longer-term structural shifts. The value of digitalization, online shopping and factory automation have all been highlighted
and could continue to gain further traction. Valuations stand elevated in places, which we would acknowledge. That said,
a relatively demure Biden presidency, signed Brexit deal,
unleashed consumer demand, lower for longer interest rates
and few investment alternatives might point to a year where
optimism reigns. As the recovery trade progresses, we are
mindful that stock prices fueled on hope may disconnect from business fundamentals in the short term, but generally feel the winners have only become stronger and more competitive for
their journey ahead.
The Fund’s sleeve does not hold derivatives.

NVIT AllianzGI International Growth Fund - December 31, 2020 - Fund Commentary - 5
Subadviser:
Allianz Global Investors U.S. LLC
Portfolio Managers:
Robert Hofmann, CFA and Tobias Kohls, CFA, FRM
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid,
3) are more vulnerable to adverse business and economic
developments, and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may concentrate on specific
sectors or countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-
aggressive investments such as derivatives (which create
investment leverage and are highly volatile). Growth funds may underperform other funds that use different investing styles.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 97.9%
Other assets in excess of liabilities 2.1%
100.0%
Top Industries
2
IT Services 14.1%
Internet & Direct Marketing Retail 10.7%
Semiconductors & Semiconductor Equipment 9.4%
Software 8.6%
Entertainment 8.2%
Health Care Equipment & Supplies 7.5%
Banks 5.9%
Air Freight & Logistics 4.6%
Interactive Media & Services 4.5%
Electronic Equipment, Instruments & Components 3.1%
Other Industries 23.4%
100.0%
Top Holdings
2
Ambu A/S, Class B 7.3%
Wix.com Ltd. 5.7%
Sea Ltd., ADR 5.4%
ASML Holding NV 5.4%
MercadoLibre , Inc. 4.7%
Tencent Holdings Ltd. 4.6%
StoneCo Ltd., Class A 4.6%
Netcompany Group A/S 4.3%
Alibaba Group Holding Ltd., ADR 4.3%
HDFC Bank Ltd. 4.2%
Other Holdings 49.5%
100.0%
Top Countries
2
Denmark 15.5%
China 12.3%
Germany 11.0%
Sweden 6.6%
Canada 5.8%
Israel 5.7%
Taiwan 5.4%
Netherlands 5.4%
Argentina 4.7%
Brazil 4.6%
Other Countries 23.0%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

6 - Fund Commentary - December 31, 2020 - NVIT AllianzGI International Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 51.04% 15.64% 10.02% 3/24/2008
Class II
2
50.76% 15.36% 9.73% 3/24/2008
MSCI ACWI ex USA
Growth 22.20% 11.97% 6.94%
Expense Ratios
Gross
Expense
Ratio
^
Expense
Ratio
^
Class I 1.18% 0.97%
Class II 1.43% 1.22%
^ Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

NVIT AllianzGI International Growth Fund - December 31, 2020 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT AllianzGI International Growth Fund versus performance of the MSCI ACWI ex USA Growth Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2020 - NVIT Columbia Overseas Value Fund
For the Annual period ended December 31, 2020, the NVIT
Columbia Overseas Value Fund (formerly Templeton NVIT
International Value Fund) (Class I) returned 5.18% versus
-2.63% for its benchmark, the MSCI EAFE Value Index*.
For broader comparison, the median return for the Fund’s
Morningstar
®
peer category, Foreign Large Value (consisting of
352 funds as of December 31, 2020), was 1.16% for the same
period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
Please note that Templeton Investment Counsel, LLC was
subadviser to the Fund from 1/1/2020-4/17/2020. Therefore,
the following commentary reflects that time period.
Global stock markets declined sharply, and volatility surged during the review period as investors struggled to price in the impact of an unprecedented shutdown of vast swaths of the
global economy, stemming from government efforts to mitigate the spread of the novel Coronavirus (COVID-19). In recent
quarters, we have been increasingly vocal about our view that markets were more fragile than they appeared. Through most
of 2019, we had positioned the Fund for a potential late-cycle environment, one in which full employment would ultimately
lead to inflationary pressure, rising interest rates and an
inevitable economic slowdown. We saw the impact this would
have on stock market performance in September 2019, when
yields backed up and the Fund performed well. However, we
also saw how committed governments were to prolonging the
cycle when the U.S. Federal Reserve (“Federal Reserve”)
began cutting interest rates last summer to stimulate growth.
We had never experienced an easing cycle that began with
unemployment at all-time lows, asset prices near all-time highs and inflation close to the Federal Reserve’s target rate. This triggered a speculative frenzy that lasted through the second half of 2019 and drove the U.S. market to record highs in early
2020.
The Fund had significant exposure to Banks and Energy stocks in the latter part of 2019, as they had high and apparently
sustainable dividends. We thought banks would benefit from
rising interest rates, and we would then have a chance to exit the positions as the economic slowdown approached. With Energy
stocks, our view was more that through-cycle** profitability was structurally higher than it had been in the past due to improved capital discipline. Our Funds were invested in the higher-quality integrated oil companies, where we believed dividends were
very attractive and sustainable even if faced with a meaningful reduction in oil prices. However, the end of the cycle was not heralded by rising interest rates, inflationary pressure and a gradual normalization of valuation discrepancies. It resulted from a worldwide pandemic shutting down both supply
and demand globally—something totally unprecedented.
International Value stocks significantly underperformed Quality and Growth stocks during the review period, which is very
frustrating for us. However, the Fund was not fully committed to what appeared to be the deepest value stocks ahead of the collapse because we were concerned about the cycle and
had constructed more balanced exposures. We had reduced
our Bank exposure ahead of the market peak and continued
to do so as the reality of the COVID-19 pandemic set in. We
also reduced Energy exposure during the period in an effort to de-risk the Fund and raise cash for other beaten-down value
opportunities with less binary commodity price risk.
Despite these moves, our Financials and Energy exposures
both significantly detracted from relative performance during the review period. European lenders were among the biggest
Financials detractors, with Standard Chartered (U.K.), Bank
of Ireland Group (Ireland) and ING Group (Netherlands)
finishing the period among the Fund’s ten biggest detractors.
The economic decline means there is now little prospect of the yield curve steepening in the near term, which depresses the ability of banks to earn a return above their cost of capital. The position of banks may be further compromised by government
intervention. The movement in Bank share prices suggests the lessons of history are not lost on investors. Most likely, there will be consolidation within the industry, particularly in Europe, where the fragmentation has contributed to structurally low
profitability. We were selling banks throughout the review period and finished with a significant underweighting in financials.
Meanwhile, the Energy sector was led lower by shares of U.K.
integrated oil major Royal Dutch Shell, which we sold during the period amid concerns about the firm’s balance sheet as we sought to upgrade the quality of our Energy holdings.
Communication services was the other primary sector laggard, led lower by Luxembourg-based satellite operator SES.
Its shares slumped after company management reported
disappointing earnings and guidance and cut the dividend by
50%. We significantly trimmed the position during the reporting period. Although SES has decent liquidity and improved
regulatory clarity on spectrum monetization, we ultimately
determined that opportunities with better risk/reward prospects for the Fund could be found elsewhere.
Turning to contributors, the materials sector significantly
benefited relative results, led by Precious Metals holdings.
Our two precious metal exposures—Canadian gold miner
Barrick Gold and Canadian mine financing company Wheaton
Precious—were also the Fund’s top relative contributors during the period. The time to buy insurance is when it is cheap, and these positions were initiated several years ago when precious metals prices were stuck in a depressed trading range following gold’s long decline from the 2011 record high. Given what we viewed as excessive global debt levels, increasing market
fragility and rising systemic risks, we initiated these exposures as Fund hedges. These have served us in good stead, providing diversification and negative market correlation, and delivered solid gains during a period when gold finished near a seven-
year high.
The other sectors that contributed to the Fund’s relative
performance during the period were Utilities, Industrials and
Real Estate.
From a regional standpoint, stock selection and an overweighting in Europe, as well as stock selection and an underweighting in
Asia, detracted from the Fund’s relative performance. At the

NVIT Columbia Overseas Value Fund - December 31, 2020 - Fund Commentary - 9
country level, Canada, Germany and Taiwan aided relative
results, while Japan, China, the U.K. and the Netherlands
detracted.
Subadviser:
Templeton Investment Counsel, LLC
Portfolio Managers:
Antonio T. Docal, CFA; Matthew R. Nagle, CFA; and Peter A.
Nori, CFA
* The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed
markets outside of the U.S. & Canada. It is maintained by
MSCI Inc., a provider of investment decision support tools; the
EAFE acronym stands for Europe, Australasia and Far East. A
description of the benchmark can be found on the Market Index
Definitions page at the back of this book.
** A through-cycle mindset calls for consideration of stressful scenarios, modeling revenue drivers, prioritizing, cost cutting, and long-term thinking that strategically positions the institution for success post-recession
The Fund is subject to the risks of investing in equity securities
(including small companies and preferred stock). Smaller
companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less
stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have
more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets).
The Fund may invest in more-aggressive investments such as
convertible securities (which change in value as the market
value of the underlying stock fluctuates). The Fund may
concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. Value funds may underperform other funds that use different investing
styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Please note that Columbia Management Investment Advisors,
LLC was subadviser to the Fund from 4/29/2020*-12/31/2020.
Therefore, the following commentary reflects that time period.
Broad-based stock selection across countries and sectors drove the Fund’s outperformance from 4/29/2020, when Columbia
Management Investment Advisors, LLC. (CMIA) began
serving as subadvisor, through 12/31/2020. Selection in the
Netherlands and Japan was notably strong, with overweights
to the Netherlands and Canada also contributing to absolute
and relative performance. Top individual competitors included
Dutch lighting products producer Signify, German specialty
chemical company Covestro and Dutch multi-line insurance
company ASR Nederland. A significant underweight to
Australia was a dominant detractor to relative performance, as were overweights to Consumer Staples and Energy. Notable
individual detractors included Hong Kong-based pork producer
WH Group, U.K. inter-dealer broker TP ICAP and Japanese
pharmaceutical maker Takeda. All contributors and detractors were held as of year-end.
During the period, the Fund bought and sold currency contracts to neutralize variances with benchmark exposures resulting
from Bottom-up selection and Construction. A routine, long-
established risk-control component of the investment process, the use of these derivatives detracted slightly (~5 basis points)
from relative performance for the calendar year.
Although the Fund outperformed from inception through
year-end, initial Fund positioning detracted as we assumed
management. We had a slight and highly selective lean toward value and cyclicals, which we deliberately started toward the end of 2020 in anticipation of a rotation toward attractively undervalued parts of the market. As a result, we did not
participate fully in the sharp and sudden pivot toward defense.
However, an overweight to Staples did help. Despite additional headwinds that included an oil-price war, lingering trade
tensions and widespread social unrest, the Fund rebounded. As the rollout of the various vaccines takes place, our expectation is that the improvement in economic activity we have seen
globally since May will continue, as pent up activity such as vacation travel and its consequently-related services like hotel stays will be in high demand. This will occur in an environment of high fiscal and monetary support for the global economy that will likely only be reduced with a lag. Based on this, we see the environment for risk assets generally staying supportive, and the rotation of capital from the stable and secular growth stocks that led during the downturn into the recently revived cyclical value stocks continuing.
The Fund did not experience any liquidity issues during the
reporting period.
There were no LIBOR impacts to the Fund during the reporting period.
Subadviser:
Columbia Management Investment Advisors, LLC
Portfolio Managers:
Fred Copper, CFA; Daisuke Nomoto, CMA (SAAJ)
* Transitional manager managed the Fund from 4/18/2020-
4/28/2020.
The Fund is subject to the risks of investing in equity securities
(including small companies and preferred stock). Smaller
companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less
stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have
more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets).

10 - Fund Commentary - December 31, 2020 - NVIT Columbia Overseas Value Fund
The Fund may invest in more-aggressive investments such as
convertible securities (which change in value as the market
value of the underlying stock fluctuates). The Fund may
concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. Value funds may underperform other funds that use different investing styles.
The Fund may also subject to risk from the use of derivatives, as many derivatives create investment leverage and are highly volatile. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 97.4%
Repurchase Agreements 2.3%
Exchange Traded Fund 1.1%
Forward Currency Contracts
†
0.0%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Banks 11.5%
Insurance 8.8%
Oil, Gas & Consumable Fuels 8.5%
Pharmaceuticals 6.5%
Machinery 5.3%
Diversified Telecommunication Services 4.1%
IT Services 3.7%
Electronic Equipment, Instruments & Components 3.1%
Diversified Financial Services 2.9%
Metals & Mining 2.9%
Other Industries
#
42.7%
100.0%
Top Holdings
2
TOTAL SE 2.8%
AXA SA 2.5%
Royal Dutch Shell plc, Class B 2.5%
British American Tobacco plc 2.5%
BNP Paribas SA 2.3%
UPM- Kymmene OYJ 2.2%
ITOCHU Corp. 2.2%
ASR Nederland NV 2.1%
ORIX Corp. 2.0%
ING Groep NV 1.9%
Other Holdings
#
77.0%
100.0%
Top Countries
2
Japan 22.1%
United Kingdom 15.6%
France 12.7%
Netherlands 9.0%
Germany 7.9%
United States 4.2%
Canada 3.5%
Singapore 3.3%
Spain 2.5%
Finland 2.2%
Other Countries
#
17.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT Columbia Overseas Value Fund - December 31, 2020 - Fund Commentary - 11
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I
2
5.18% 4.36% 3.23% 3/24/2009
Class X N/A N/A 14.83%* 10/9/2020
Class Z N/A N/A 14.83%* 10/9/2020
MSCI EAFE Value Index (2.63)% 4.20% 3.37%
MSCI ACWI ex USA Index 10.65% 8.93% 4.92%
Expense Ratios
Gross
Expense
Ratio
^
Expense
Ratio
^
Class I 1.03% 1.02%
Class X  0.89% 0.88%
Class Z  1.14% 1.13%
N/A – Not applicable
* Not annualized.
^ Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class III Shares were renamed Class I Shares.

12 - Fund Commentary - December 31, 2020 - NVIT Columbia Overseas Value Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Columbia Overseas Value Fund versus the MSCI
EAFE Value Index (current benchmark) and the MSCI ACWI ex USA Index (former benchmark) over the 10-year period ended
12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Emerging Markets Fund - December 31, 2020 - Fund Commentary - 13
For the annual period ended December 31, 2020, the NVIT
Emerging Markets Fund (Class I) returned 13.30% versus
18.31% for its benchmark, the MSCI Emerging Markets
®
Index
(MSCI EM). For broader comparison, the median return for the
Fund’s Morningstar
®
insurance funds peer category, Diversified
Emerging Markets (consisting of 796 funds as of December
31, 2020), was 17.12% for the same period. Performance for
the Fund’s other share classes versus its benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to two different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diverse investment strategies. Therefore, the views of the individual managers are independent and may appear to be contradictory.
Please note that each subadviser wrote its commentary
to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by: Aberdeen Standard Investments
and Lazard Asset Management LLC
The following commentary was provided by Aberdeen Standard
Investments
Over the period, this sleeve rose 16.22% in U.S. dollar terms but underperformed its benchmark, the MSCI Emerging Markets
Index, by 2.08%. By country, the lower-than-benchmark
allocation to China was a key reason for the underperformance, as mainland stocks led the recovery of the asset class following the troughs in March when the pandemic was at its worst.
Having said that, Chinese stocks began to wane at the end of the period as flare ups in the country’s relations with Australia and the U.S. hampered its momentum. Within the country,
authorities also began clamping down to curb the alleged
monopolistic behavior of large tech giants, such as Alibaba, which was among the main detractors. An ongoing anti-trust
probe into the firm hampered the stock and consequently
dragged on the sleeve’s performance. Additionally, not holding compatriot names, such as Pinduoduo and Baidu, hurt relative performance as these internet firms seemed to have benefitted from the regulatory clampdown on Alibaba. We believe that
ultimately Alibaba will be better able to adapt to changes,
relative to smaller players, thanks to its formidable economic moat. But we remain cautious in the near term as the regulatory investigation is ongoing, and we will continue to monitor the risks.
As mentioned, consumer spending habits shifted over the
period due to the pandemic, resulting in higher demand
for digital services, including e-commerce. China-based
e-commerce firms, Meituan Dianping and JD.com, saw robust
growth thanks to the scalability of their operations. Therefore, not holding these names also hurt this sleeve. Meanwhile,
casino and resorts operator Sands China fell due to COVID-19-
led gaming restrictions in Macau, which hampered its earnings.
On the bright side, our sector allocation proved beneficial.
Technology-related, growth-led stocks thrived over the period.
South Korean electric-vehicle battery maker LG Chem was
the top contributor; its share price rose on expectations
that the demand for electric vehicles will increase, led by
supportive government policies and subsidies. High-growth,
semiconductor suppliers Samsung Electronics, SK Hynix
and Taiwan Semiconductor Manufacturing Co. (TSMC) also
lifted the sleeve’s performance. The improved outlook for
memory prices, amid tighter supply, with lower inventory levels and lower investment in capacity for chipmakers supported
these holdings. Meanwhile, Taiwan-based GlobalWafers also
contributed. At the end of the period, news of its intention to acquire German silicon wafer company Siltronic boosted its
share price as the move is expected to consolidate the industry and raise its pricing power. Lastly, the lower-than-benchmark exposure to energy stocks also proved beneficial to the
sleeve’s relative performance, as volatile crude prices over the period hurt several companies. As such, not holding the likes of Gazprom, Lukoil and Petrobras worked in our favor. Having said that, a recovery in iron ore prices helped Brazilian miner
Vale, which added to the sleeve’s gains.
The Fund did not hold derivatives during the reporting period.
There were no liquidity events during the reporting period.
There were no LIBOR related ramifications for Emerging
Markets equities over the period.
Subadviser:
Aberdeen Standard Investments
Portfolio Manager:
Matthew Williams
The following commentary was provided by Lazard Asset
Management LLC
Portfolio Review
The following factors contributed positively to the performance of the sleeve of the Fund managed by Lazard Asset Management:
Stock selection in the communication services and
consumer staples sectors, as well as within Taiwan,
and Poland, was positive. An overweighted position in
information technology further helped over the period.
Taiwan Semiconductor, a Taiwanese semiconductor
foundry, jumped higher on expectations that the company
could receive new orders from Intel.
Techtronic Industries, a Chinese manufacturer of power
equipment and floor care products, including brands such
as Milwaukee, Ryobi, Hoover, and Dirt Devil, reported
stronger earnings for the first half of the year, aided by
new product development and the successful distribution
through e-commerce channels.

14 - Fund Commentary - December 31, 2020 - NVIT Emerging Markets Fund
Supported by strong sales from its Lineage mobile series
and a strong pipeline of content, NCsoft Corporation, a
South Korean gaming company, rebounded over the period.
Wuliangye Yibin, a premium baijiu maker in China,
outperformed due to a strong demand recovery and the
possibility of price increases by year-end.
Wuxi Biologics, a Chinese healthcare company engaged in
the development of biologics services, was a top performer
on strong earnings growth, driven by numerous COVID-19
projects and contracts.
The following factors detracted from the performance of the
sleeve of the Fund managed by Lazard:
Stock selection in the consumer discretionary, financials,
materials, and energy sectors, as well as in Brazil, India, the
Philippines, and Russia detracted from performance during
the period. Additionally, an underweighted position in the
health care sector further detracted from returns.
Brazil was one of the worst performing markets over the
period due to its relatively large exposure to financials and energy securities, sectors that were particularly impacted by global growth concerns. Our holdings of Banco do Brasil, a
bank, and IRB Brasil Resseguros, a reinsurance business,
underperformed as a result. Additionally, IRB experienced
share price weakness following the publication of a short
report by a local investor.
The share price of Lukoil, a Russian oil and gas company,
moved lower along with the price of oil and commodity
prices on global growth concerns.
Industrial and Commercial Bank of China, a leading
Chinese bank, reported weaker net profit for the first half
of 2020 due to an increase in impairment losses amid the
COVID-19 pandemic.
BDO Unibank, the largest bank in the Philippines,
underperformed on rising provisions during the first half of the year.
The Fund did not hold derivatives during the reporting period.
There were no liquidity events during the reporting period.
There were no LIBOR related ramifications for Emerging
Markets equities over the period.
Subadviser:
Lazard Asset Management LLC
Portfolio Manager:
Thomas Boyle; Paul Rogers, CFA; and Stephen Russell, CFA
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less
liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Some of the Fund’s
investments may subject the Fund to liquidity risk, making the
Fund more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions
independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

NVIT Emerging Markets Fund - December 31, 2020 - Fund Commentary - 15
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreements 2.7%
Liabilities in excess of other assets (1.2)%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 12.6%
Banks 11.4%
Internet & Direct Marketing Retail 10.9%
Interactive Media & Services 6.7%
Technology Hardware, Storage & Peripherals 6.7%
Metals & Mining 3.6%
Insurance 3.5%
Oil, Gas & Consumable Fuels 3.1%
Entertainment 3.0%
IT Services 2.9%
Other Industries
#
35.6%
100.0%
Top Holdings
2
Alibaba Group Holding Ltd., ADR 6.2%
Tencent Holdings Ltd. 5.8%
Taiwan Semiconductor Manufacturing Co. Ltd. 4.8%
Samsung Electronics Co. Ltd. 4.5%
SK Hynix, Inc. 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 3.6%
Ping An Insurance Group Co. of China Ltd., Class H 2.8%
Naspers Ltd., Class N 2.1%
Samsung Electronics Co. Ltd. (Preference) 1.8%
HDFC Bank Ltd., ADR 1.6%
Other Holdings
#
63.2%
100.0%
Top Countries
2
China 34.8%
South Korea 13.0%
Taiwan 12.1%
India 10.9%
Brazil 5.6%
Russia 4.0%
Mexico 3.8%
South Africa 3.2%
Macau 1.4%
United Kingdom 1.3%
Other Countries
#
9.9%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

16 - Fund Commentary - December 31, 2020 - NVIT Emerging Markets Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 13.30% 11.89% 2.47% 8/30/2000
Class II 13.00% 11.62% 2.21% 8/30/2000
Class D 12.92% N/A 10.88% 7/29/2016
Class Y 13.37% 12.05% 5.67% 4/30/2014
MSCI Emerging Markets
®
Index 18.31% 12.81% 3.63%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.16% 1.11%
Class II 1.41% 1.36%
Class D 1.50% 1.45%
Class Y 1.01% 0.96%
N/A – Not Applicable.
^ Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Emerging Markets Fund - December 31, 2020 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Emerging Markets Fund versus performance of the
MSCI Emerging Markets
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - December 31, 2020 - NVIT International Equity Fund
For the annual period ended December 31, 2020, the NVIT
International Equity Fund (Class I) returned 7.95% versus
10.65% for its benchmark, the MSCI ACWI* ex USA, a global
equity index. For broader comparison, the median return for
the Fund’s Morningstar
®
peer category, Foreign Large Blend
(consisting of 785 funds as of December 31, 2020), was 9.08%
for the same period. Performance for the Fund’s other share
classes versus its benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
Stock selection was attributable to the underperformance,
as the Fund outperformed the Index in only four of eleven
sectors for the year. Information Technology and Energy were the best performing sectors, while Industrials and Financials detracted the most. Sector positioning helped to mitigate some of the underperformance with an underweight to Financials
and overweight to Health Care. Regionally, stock selection was strongest in Asia ex-Japan and Sweden and weakest in China
and Japan.
Stocks that had the greatest positive impact on the year’s
performance included Fortescue Metals Group, which finished
the year up 150% as iron ore prices soared in December due
to ongoing supply issues in Brazil where miner Vale trimmed
its 2020-output forecast, pushing up prices that have already gained more than 80% last year. Fortescue Metals Group
expects iron ore demand to be strong next year thanks to a
solid Chinese steel market and post-pandemic recoveries in
other countries. Taiwan Semiconductor, the world’s largest
semiconductor manufacturer, continued its strong performance in 2020 as it reported earnings quarter-over-quarter, notably in third quarter with a 15% quarterly increase in sales. Gross margins reached 53.4%, a 20+ year high, and the stock was
rerated. NTT DoCoMo, as NTT Corp bought out NTT DoCoMo,
its mobile unit, and took private as it restructures for the 5G era.
NTT Corp bought back the remaining 34% minority stake of
NTT DoCoMo for $38 billion (US) with a 40% premium.
Detractors for the year included International Consolidated
Airlines Group (“IAG”), owners of British Airways and Iberia, which, along with most airlines around the globe, was severely impacted by the virus. We sold our position in IAG. China
Minsheng Banking, despite reporting a year-over-year earnings increase that bested their peers, sold off more than 10% in the second quarter. The size of their non-performing loans rose
over 5%; and an increase in their credit costs contributed to the stock’s weakness. Compass Group, the U.K. catering company,
said the acceleration of containment measures adopted by
governments and clients in Europe and North America, notably the closure of schools and cancellation of sports fixtures, had affected its expectations for the year. Compass said it expects organic revenue growth to be between zero and two per cent.
We sold our position in the security.
The Fund did not invest in derivatives during the reporting
period.
There were no liquidity issues that had a material impact on performance during the reporting period.
There were no LIBOR impacts to the Fund during the reporting period.
Subadviser:
Lazard Asset Management LLC
Portfolio Managers:
Taras Ivanenko, Ph.D.; Paul Moghtader; and Susanne
Willumsen
* The MSCI ACWI Index is MSCI’s global equity index, designed to represent performance of large- and mid-cap stocks across
23 developed and 27 emerging markets. As of November 2020,
it covered more than 3,000 constituents across 11 sectors
and approximately 85% of the free float-adjusted market
capitalization in each market. Please see also the description of the benchmark on the Market Index Definitions page at the back of this book.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic
developments and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund uses both a growth style and
a value style of investing and may underperform other funds
that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

NVIT International Equity Fund - December 31, 2020 - Fund Commentary - 19
Asset Allocation
1
Common Stocks 99.5%
Repurchase Agreements 1.5%
Liabilities in excess of other assets (1.0)%
100.0%
Top Industries
2
Banks 9.0%
Pharmaceuticals 7.2%
Semiconductors & Semiconductor Equipment 5.0%
Insurance 4.8%
Oil, Gas & Consumable Fuels 4.4%
Metals & Mining 4.4%
Technology Hardware, Storage & Peripherals 3.7%
IT Services 3.2%
Chemicals 3.0%
Wireless Telecommunication Services 2.8%
Other Industries
#
52.5%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 3.5%
Samsung Electronics Co. Ltd. 3.5%
Schneider Electric SE 2.5%
Roche Holding AG 2.5%
Novo Nordisk A/S, Class B 2.3%
Fortescue Metals Group Ltd. 1.9%
Allianz SE (Registered) 1.8%
Infosys Ltd., ADR 1.8%
Novartis AG (Registered) 1.6%
SoftBank Corp. 1.5%
Other Holdings
#
77.1%
100.0%
Top Countries
2
Japan 14.8%
China 12.9%
United Kingdom 7.2%
France 5.8%
Canada 5.6%
Germany 5.3%
Switzerland 5.0%
South Korea 4.8%
Taiwan 4.5%
Sweden 4.2%
Other Countries
#
29.9%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

20 - Fund Commentary - December 31, 2020 - NVIT International Equity Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 7.95% 7.16% 5.30% 8/30/2000
Class II
2
7.69% 6.89% 5.03% 4/28/2008
MSCI ACWI ex USA 10.65% 8.93% 4.92%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.13% 1.12%
Class II 1.38% 1.37%
^ Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through July 31, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

NVIT International Equity Fund - December 31, 2020 - Fund Commentary - 21
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT International Equity Fund versus performance of the
MSCI ACWI ex USA Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

22 - Shareholder Expense Example - December 31, 2020 - International Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2020)
and continued to hold your shares at the end of the reporting period (December 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2020 through December 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2020 through December 31, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT AllianzGI International Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,318.40 5.65 0.97
Hypothetical
(b)(c)
1,000.00 1,020.26 4.93 0.97
Class II Shares
Actual
(b)
1,000.00 1,317.10 7.11 1.22
Hypothetical
(b)(c)
1,000.00 1,019.00 6.19 1.22
NVIT Columbia Overseas Value Fund
Class I Shares
Actual
(b)
1,000.00 1,210.60 5.67 1.02
Hypothetical
(b)(c)
1,000.00 1,020.01 5.18 1.02

International Funds - December 31, 2020 - Shareholder Expense Example - 23
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT Emerging Markets Fund
Class I Shares
Actual
(b)
1,000.00 1,320.50 6.47 1.11
Hypothetical
(b)(c)
1,000.00 1,019.56 5.63 1.11
Class II Shares
Actual
(b)
1,000.00 1,318.60 7.93 1.36
Hypothetical
(b)(c)
1,000.00 1,018.30 6.90 1.36
Class D Shares
Actual
(b)
1,000.00 1,318.10 8.51 1.46
Hypothetical
(b)(c)
1,000.00 1,017.80 7.41 1.46
Class Y Shares
Actual
(b)
1,000.00 1,320.20  5.60 0.96
Hypothetical
(b)(c)
1,000.00 1,020.31  4.88  0.96
NVIT International Equity Fund
Class I Shares
Actual
(b)
1,000.00 1,241.50 6.54 1.16
Hypothetical
(b)(c)
1,000.00 1,019.30 5.89 1.16
Class II Shares
Actual
(b)
1,000.00 1,238.90 7.94 1.41
Hypothetical
(b)(c)
1,000.00 1,018.05 7.15 1.41
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.
(d)
Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from October 12,
2020 through December 31, 2020 multiplied by 81/366 to reflect the period from commencement of operations.
(e)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one half-year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

24 - Statement of Investments - December 31, 2020 - NVIT AllianzGI International Growth Fund
Common Stocks 97.9%
Shares Value ($)
ARGENTINA 4.6%
Internet & Direct Marketing Retail 4.6%
MercadoLibre , Inc. * 6,883 11,530,539
AUSTRALIA 3.7%
Biotechnology 0.8%
CSL Ltd. 8,626 1,884,846
Hotels, Restaurants & Leisure 2.9%
Domino's Pizza Enterprises
Ltd. (a) 109,089 7,311,890
9,196,736
BRAZIL 4.5%
IT Services 4.5%
StoneCo Ltd., Class A * 133,940 11,240,245
CANADA 5.7%
Food & Staples Retailing 1.6%
Alimentation Couche-Tard,
Inc., Class B 116,120 3,957,330
IT Services 1.7%
Shopify, Inc., Class A * 3,856 4,364,799
Road & Rail 0.5%
Canadian National Railway
Co. 10,287 1,130,932
Software 1.9%
Constellation Software, Inc. 3,724 4,835,787
Topicus.com, Inc. *∞ 6,925 26,181
4,861,968
14,315,029
CHINA 12.0%
Diversified Consumer Services 0.7%
TAL Education Group, ADR * 23,232 1,661,320
Entertainment 2.7%
Tencent Music Entertainment
Group, ADR * 358,421 6,896,020
Interactive Media & Services 4.4%
Tencent Holdings Ltd. 154,354 11,278,219
Internet & Direct Marketing Retail 4.2%
Alibaba Group Holding Ltd.,
ADR * 45,003 10,473,548
30,309,107
DENMARK 15.1%
Air Freight & Logistics 2.7%
DSV Panalpina A/S 40,241 6,734,542
Health Care Equipment & Supplies 7.2%
Ambu A/S, Class B 415,516 17,941,039
Coloplast A/S, Class B 3,282 501,364
18,442,403
Pharmaceuticals 1.0%
Novo Nordisk A/S, Class B 34,721 2,428,577
Software 4.2%
Netcompany Group A/S Reg.
S *(b) 103,418 10,561,488
38,167,010
Common Stocks
Shares Value ($)
GERMANY 10.7%
Diversified Financial Services 0.5%
GRENKE AG 27,836 1,320,359
Internet & Direct Marketing Retail 1.6%
Zalando SE Reg. S *(b) 37,032 4,126,085
IT Services 1.9%
Bechtle AG 22,333 4,870,402
Semiconductors & Semiconductor Equipment 3.9%
Infineon Technologies AG 254,442 9,764,634
Software 1.8%
SAP SE 34,151 4,487,733
Textiles, Apparel & Luxury Goods 1.0%
adidas AG * 6,674 2,429,539
26,998,752
HONG KONG 2.6%
Insurance 2.6%
AIA Group Ltd. 527,964 6,503,285
INDIA 4.1%
Banks 4.1%
HDFC Bank Ltd. * 520,072 10,244,355
INDONESIA 0.4%
Banks 0.4%
Bank Central Asia Tbk . PT 442,710 1,066,683
IRELAND 0.9%
Building Products 0.9%
Kingspan Group plc 33,459 2,360,234
ISRAEL 5.6%
IT Services 5.6%
Wix.com Ltd. * 56,180 14,042,753
JAPAN 2.6%
Electronic Equipment, Instruments & Components 1.8%
Keyence Corp. (a) 7,833 4,408,274
Trading Companies & Distributors 0.8%
MonotaRO Co. Ltd. 40,928 2,081,036
6,489,310
NETHERLANDS 5.3%
Semiconductors & Semiconductor Equipment 5.3%
ASML Holding NV 27,289 13,187,735
NEW ZEALAND 1.8%
Air Freight & Logistics 1.8%
Mainfreight Ltd. 92,838 4,641,543
SOUTH AFRICA 1.3%
Banks 1.3%
Capitec Bank Holdings Ltd. * 32,217 3,139,475
SWEDEN 6.5%
Building Products 0.5%
Assa Abloy AB, Class B 53,645 1,319,476
Chemicals 1.2%
Hexpol AB 278,228 2,973,453
Electronic Equipment, Instruments & Components 1.3%
Hexagon AB, Class B 34,820 3,170,830

NVIT AllianzGI International Growth Fund - December 31, 2020 - Statement of Investments - 25
Common Stocks
Shares Value ($)
SWEDEN
Machinery 1.9%
Atlas Copco AB, Class A 58,052 2,968,823
Epiroc AB, Class A 107,698 1,957,698
4,926,521
Trading Companies & Distributors 1.6%
AddTech AB, Class B (a) 296,750 3,928,977
16,319,257
SWITZERLAND 4.2%
Capital Markets 1.3%
Partners Group Holding AG 2,747 3,208,747
Chemicals 1.3%
Sika AG (Registered) 11,752 3,208,321
Machinery 1.0%
VAT Group AG Reg. S (b) 10,437 2,601,335
Software 0.6%
Temenos AG (Registered) 10,620 1,481,863
10,500,266
TAIWAN 5.3%
Entertainment 5.3%
Sea Ltd., ADR * 66,390 13,214,930
UNITED KINGDOM 1.0%
Industrial Conglomerates 1.0%
DCC plc 34,535 2,454,753
Total Investments
(cost $128,186,441)   — 97.9% 245,921,997
Other assets in excess of liabilities — 2.1% 5,186,634
NET ASSETS — 100.0%
$ 251,108,631
* Denotes a non-income producing security.
∞ Fair valued security.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $5,186,762, which was
collateralized by $5,492,501 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
- 8.00%, and maturity dates ranging from 1/15/2021
- 8/15/2050.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $17,288,908 which represents 6.88% of net assets.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - December 31, 2020 - NVIT Columbia Overseas Value Fund
Common Stocks 97.4%
Shares Value ($)
AUSTRALIA 1.6%
Health Care Equipment & Supplies 0.5%
Ansell Ltd. 56,062 1,506,027
Metals & Mining 1.1%
BHP Group Ltd., ADR (a) 52,627 3,438,648
4,944,675
AUSTRIA 1.9%
Machinery 1.9%
ANDRITZ AG 123,865 5,674,343
BERMUDA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Teekay Tankers Ltd., Class
A *(a) 149,148 1,642,119
BRAZIL 0.7%
Chemicals 0.7%
Yara International ASA 49,519 2,055,796
CANADA 3.6%
Food & Staples Retailing 0.9%
Alimentation Couche-Tard,
Inc., Class B 78,889 2,688,510
Metals & Mining 1.8%
Teck Resources Ltd., Class B 140,282 2,546,118
Yamana Gold, Inc. (a) 530,951 3,031,731
5,577,849
Oil, Gas & Consumable Fuels 0.9%
Cameco Corp. 193,531 2,593,315
10,859,674
FINLAND 2.2%
Paper & Forest Products 2.2%
UPM- Kymmene OYJ 183,979 6,844,889
FRANCE 12.8%
Banks 2.3%
BNP Paribas SA * 134,716 7,105,490
Biotechnology 0.0%
†
DBV Technologies SA, ADR
*(a) 44,593 116,834
Construction & Engineering 0.7%
Eiffage SA * 21,115 2,041,054
Insurance 2.5%
AXA SA 322,273 7,731,609
IT Services 2.8%
Atos SE * 45,869 4,194,406
Capgemini SE 28,432 4,408,982
8,603,388
Oil, Gas & Consumable Fuels 2.9%
TOTAL SE (a) 201,648 8,698,710
Pharmaceuticals 1.6%
Sanofi 48,879 4,722,715
39,019,800
GERMANY 8.0%
Chemicals 1.9%
Covestro AG Reg. S (b) 93,339 5,757,402
Common Stocks
Shares Value ($)
GERMANY
Insurance 0.9%
Allianz SE (Registered) 11,705 2,863,886
Machinery 2.7%
Duerr AG 110,054 4,491,739
KION Group AG 40,782 3,545,640
8,037,379
Multi-Utilities 1.1%
E.ON SE 311,415 3,448,920
Pharmaceuticals 0.7%
Bayer AG (Registered) 36,852 2,166,077
Real Estate Management & Development 0.7%
Aroundtown SA 268,838 2,010,365
24,284,029
HONG KONG 1.5%
Food Products 1.5%
WH Group Ltd. Reg. S (b) 5,409,000 4,535,487
IRELAND 0.3%
Biotechnology 0.1%
Amarin Corp. plc, ADR *(a) 39,019 190,803
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc 3,719 769,980
960,783
ISRAEL 2.2%
Banks 1.5%
Bank Hapoalim BM * 687,060 4,714,991
Diversified Telecommunication Services 0.7%
Bezeq The Israeli
Telecommunication Corp.
Ltd. * 1,976,106 1,984,616
6,699,607
JAPAN 22.4%
Auto Components 1.2%
Koito Manufacturing Co. Ltd. 51,800 3,523,094
Automobiles 2.4%
Subaru Corp. 123,100 2,466,624
Toyota Motor Corp. 59,300 4,547,063
7,013,687
Banks 1.3%
Sumitomo Mitsui Financial
Group, Inc. 125,000 3,867,887
Construction & Engineering 0.8%
Kinden Corp. 154,800 2,525,999
Diversified Financial Services 2.0%
ORIX Corp. 401,000 6,223,131
Diversified Telecommunication Services 1.3%
Nippon Telegraph &
Telephone Corp. 149,700 3,838,495
Electronic Equipment, Instruments & Components 1.5%
Daiwabo Holdings Co. Ltd. 51,900 4,621,365
Equity Real Estate Investment Trusts (REITs) 0.4%
Invincible Investment Corp. 4,252 1,368,825

NVIT Columbia Overseas Value Fund - December 31, 2020 - Statement of Investments - 27
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing 1.4%
Matsumotokiyoshi Holdings
Co. Ltd. 101,700 4,340,784
Health Care Providers & Services 1.5%
Ship Healthcare Holdings,
Inc. 80,700 4,493,522
Household Durables 0.8%
Sony Corp. 24,300 2,443,211
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 159,700 2,425,831
IT Services 0.9%
Fujitsu Ltd. 18,600 2,692,595
Machinery 0.8%
Takuma Co. Ltd. 138,700 2,483,598
Pharmaceuticals 2.3%
Shionogi & Co. Ltd. 45,300 2,476,168
Takeda Pharmaceutical Co.
Ltd. 121,400 4,400,951
6,877,119
Real Estate Management & Development 0.4%
Starts Corp., Inc. 39,400 1,095,564
Trading Companies & Distributors 2.2%
ITOCHU Corp. 229,100 6,598,366
Wireless Telecommunication Services 0.4%
SoftBank Group Corp. 16,900 1,323,534
67,756,607
NETHERLANDS 9.1%
Banks 2.8%
ABN AMRO Bank NV, CVA
Reg. S (a)(b) 286,539 2,810,829
ING Groep NV 622,398 5,896,205
8,707,034
Electrical Equipment 1.7%
Signify NV Reg. S *(b) 120,401 5,100,911
Insurance 2.1%
ASR Nederland NV 155,573 6,292,011
Oil, Gas & Consumable Fuels 2.5%
Royal Dutch Shell plc, Class
B 441,041 7,598,389
27,698,345
NORWAY 1.1%
Food Products 1.1%
Leroy Seafood Group ASA 474,788 3,352,922
PORTUGAL 0.0%
†
Banks 0.0%
†
Banco Espirito Santo SA
(Registered) *^∞ 146,163 0
RUSSIA 1.3%
Banks 1.3%
Sberbank of Russia PJSC,
ADR (a) 146,882 2,129,789
Common Stocks
Shares Value ($)
RUSSIA
Banks
Sberbank of Russia PJSC,
ADR 126,345 1,821,376
3,951,165
SINGAPORE 3.3%
Banks 1.1%
DBS Group Holdings Ltd. 168,800 3,192,833
Oversea-Chinese Banking
Corp. Ltd. 311 2,364
3,195,197
Electronic Equipment, Instruments & Components 1.5%
Venture Corp. Ltd. 333,500 4,920,428
Oil, Gas & Consumable Fuels 0.7%
BW LPG Ltd. Reg. S (b) 300,021 2,059,492
10,175,117
SOUTH KOREA 1.0%
Internet & Direct Marketing Retail 0.4%
Hyundai Home Shopping
Network Corp. * 17,315 1,301,233
Textiles, Apparel & Luxury Goods 0.6%
Youngone Corp. 58,648 1,708,225
3,009,458
SPAIN 2.5%
Construction & Engineering 0.9%
ACS Actividades de
Construccion y Servicios
SA 80,913 2,686,382
Electric Utilities 1.3%
Endesa SA 148,385 4,068,583
Energy Equipment & Services 0.3%
Tecnicas Reunidas SA *(a) 67,412 886,152
7,641,117
SWITZERLAND 1.6%
Pharmaceuticals 1.6%
Novartis AG (Registered) 52,820 4,988,891
TAIWAN 1.0%
Insurance 1.0%
Fubon Financial Holding Co.
Ltd. 1,905,000 3,175,836
UNITED KINGDOM 15.8%
Banks 1.3%
Barclays plc 1,121,513 2,250,883
HSBC Holdings plc 302,802 1,579,936
3,830,819
Capital Markets 1.4%
TP ICAP plc 1,282,442 4,192,839
Distributors 0.4%
Inchcape plc 144,725 1,274,893
Diversified Telecommunication Services 2.3%
BT Group plc * 1,301,556 2,355,894
Liberty Global plc, Class C * 184,920 4,373,358
6,729,252
Energy Equipment & Services 0.4%
John Wood Group plc 314,361 1,334,647

28 - Statement of Investments - December 31, 2020 - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Household Durables 0.3%
Crest Nicholson Holdings plc 215,698 962,961
Independent Power and Renewable Electricity Producers
0.4%
Drax Group plc 221,460 1,139,652
Industrial Conglomerates 1.5%
DCC plc 62,077 4,412,442
Insurance 1.5%
Just Group plc * 3,310,712 3,178,610
Legal & General Group plc 395,304 1,453,002
4,631,612
Media 0.7%
WPP plc 203,073 2,206,394
Oil, Gas & Consumable Fuels 1.1%
BP plc 973,848 3,354,675
Personal Products 0.6%
Unilever plc 30,992 1,865,637
Pharmaceuticals 0.2%
GW Pharmaceuticals plc,
ADR *(a) 5,942 685,766
Software 0.2%
Micro Focus International plc 131,252 758,614
Tobacco 2.6%
British American Tobacco plc 202,409 7,528,585
Wireless Telecommunication Services 0.9%
Vodafone Group plc 1,690,697 2,782,267
47,691,055
UNITED STATES 3.0%
Beverages 1.2%
Primo Water Corp. 226,375 3,549,560
Biotechnology 0.6%
Alexion Pharmaceuticals,
Inc. * 3,738 584,025
Insmed , Inc. *(a) 18,324 610,006
Sage Therapeutics, Inc. *(a) 7,412 641,212
1,835,243
Diversified Financial Services 0.9%
Burford Capital Ltd. *(a) 289,561 2,817,252
Health Care Equipment & Supplies 0.2%
Quotient Ltd. *(a) 118,047 615,025
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.
*(a) 31,863 430,469
9,247,549
Total Common Stocks
(cost $236,526,215) 296,209,264
Exchange Traded Fund 1.1%
Shares Value ($)
UNITED STATES 1.1%
iShares MSCI EAFE Value
ETF (a) 73,267 3,458,202
Total Exchange Traded Fund
(cost $3,018,981) 3,458,202
Repurchase Agreements 2.3%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $2,474,169,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.00%, maturing
4/1/2021 - 2/20/2067;
total market value
$2,523,629.(c)(d) 2,474,147 2,474,147
CF Secured, LLC, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase
price $500,005,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$510,005.(c)(d) 500,000 500,000
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase
price $3,000,034,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$3,061,233.(c)(d) 3,000,000 3,000,000

NVIT Columbia Overseas Value Fund - December 31, 2020 - Statement of Investments - 29
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.12%,
dated 12/31/2020, due
1/4/2021, repurchase
price $1,000,014,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $6,974,147) 6,974,147
Total Investments
(cost $246,519,343)   — 100.8% 306,641,613
Liabilities in excess of other assets
— (0.8)% (2,382,012)
NET ASSETS — 100.0%
$ 304,259,601
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $19,987,354, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $6,974,147 and by
$14,126,812 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/28/2021 –
8/15/2050, a total value of $21,100,959.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $20,264,121 which represents 6.66% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$6,974,147.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of December 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 13,899,000 USD 10,604,382 Morgan Stanley Co., Inc. 2/4/2021 114,805
SEK 25,050,000 USD 3,034,273 Morgan Stanley Co., Inc. 2/4/2021 11,509
USD 9,036,809 CAD 11,489,000 Morgan Stanley Co., Inc. 2/4/2021 9,828
USD 7,549,914 JPY 776,855,000 Morgan Stanley Co., Inc. 2/4/2021 23,408
Total unrealized appreciation 159,550
USD 5,444,686 GBP 4,002,000 Morgan Stanley Co., Inc. 2/4/2021 (29,370)
USD 3,610,097 ILS 11,713,000 Morgan Stanley Co., Inc. 2/4/2021 (36,881)
USD 4,518,898 SGD 5,989,000 Morgan Stanley Co., Inc. 2/4/2021 (12,867)
Total unrealized depreciation (79,118)
Net unrealized appreciation 80,432
Currency:
AUD Australian dollar
CAD Canadian dollar
GBP British pound
ILS Israeli shekel
JPY Japanese yen
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2020 - NVIT Emerging Markets Fund
Common Stocks 98.5%
Shares Value ($)
ARGENTINA 0.5%
Internet & Direct Marketing Retail 0.5%
MercadoLibre , Inc. * 1,865 3,124,285
BRAZIL 5.6%
Airlines 0.2%
Azul SA, ADR *(a) 61,936 1,413,380
Banks 1.7%
Banco Bradesco SA
(Preference) * 789,594 4,135,526
Banco do Brasil SA * 434,900 3,278,937
Itau Unibanco Holding SA,
ADR (a) 372,275 2,267,155
9,681,618
Capital Markets 0.5%
Banco BTG Pactual SA * 171,143 3,114,516
Diversified Consumer Services 0.1%
YDUQS Participacoes SA 110,678 704,117
Diversified Telecommunication Services 0.4%
Telefonica Brasil SA, ADR (a) 197,311 1,746,202
Telefonica Brasil SA * 104,854 944,025
2,690,227
Household Durables 0.1%
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 128,291 732,968
Metals & Mining 1.1%
Vale SA * 407,463 6,806,944
Multiline Retail 0.2%
Lojas Renner SA * 113,200 954,494
Road & Rail 0.4%
Rumo SA * 586,128 2,178,433
Specialty Retail 0.7%
C&A Modas Ltda * 553,900 1,382,965
Pet Center Comercio e
Participacoes SA * 754,573 2,783,684
4,166,649
Transportation Infrastructure 0.2%
CCR SA 430,200 1,121,367
33,564,713
CANADA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Parex Resources, Inc. * 142,812 1,965,642
CHINA 35.3%
Banks 3.0%
China Construction Bank
Corp., Class H 7,376,544 5,613,537
China Merchants Bank Co.
Ltd., Class H 677,520 4,302,803
Industrial & Commercial Bank
of China Ltd., Class H 11,950,000 7,775,164
17,691,504
Beverages 1.6%
Budweiser Brewing Co. APAC
Ltd. Reg. S (a)(b) 1,513,035 5,001,772
Common Stocks
Shares Value ($)
CHINA
Beverages
Wuliangye Yibin Co. Ltd.,
Class A 102,792 4,598,787
9,600,559
Communications Equipment 0.2%
Shenzhen Sunway
Communication Co. Ltd.,
Class A 246,200 1,356,005
Construction & Engineering 0.3%
China Conch Venture
Holdings Ltd. (a) 308,443 1,500,646
Construction Materials 0.7%
China National Building
Material Co. Ltd., Class H 3,346,000 4,035,556
Diversified Consumer Services 1.1%
New Oriental Education &
Technology Group, Inc.,
ADR * 36,890 6,854,531
Electrical Equipment 0.1%
Xinjiang Goldwind Science &
Technology Co. Ltd., Class
H (a) 390,600 783,540
Electronic Equipment, Instruments & Components 0.7%
Hollysys Automation
Technologies Ltd. 112,356 1,650,510
Wuxi Lead Intelligent
Equipment Co. Ltd., Class
A 184,600 2,378,070
4,028,580
Entertainment 2.0%
Bilibili , Inc., ADR *(a) 27,193 2,330,984
NetEase , Inc., ADR 88,918 8,515,677
NetEase , Inc. (a) 68,400 1,308,800
12,155,461
Gas Utilities 0.4%
China Gas Holdings Ltd. 545,600 2,175,425
Hotels, Restaurants & Leisure 1.0%
Huazhu Group Ltd., ADR 79,211 3,566,871
Yum China Holdings, Inc. 40,979 2,339,491
5,906,362
Household Durables 0.4%
Midea Group Co. Ltd., Class
A 145,572 2,194,947
Insurance 3.1%
PICC Property & Casualty
Co. Ltd., Class H 2,151,000 1,629,771
Ping An Insurance Group Co.
of China Ltd., Class H 1,395,643 17,142,735
18,772,506
Interactive Media & Services 6.6%
Autohome , Inc., ADR 47,687 4,750,579
Tencent Holdings Ltd. 475,988 34,779,124
39,529,703
Internet & Direct Marketing Retail 8.4%
Alibaba Group Holding Ltd.,
ADR * 160,332 37,314,067
Alibaba Group Holding Ltd. * 60,400 1,764,745

NVIT Emerging Markets Fund - December 31, 2020 - Statement of Investments - 31
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail
JD.com, Inc., ADR * 33,460 2,941,134
Prosus NV * 57,305 6,164,490
Trip.com Group Ltd., ADR * 61,327 2,068,560
50,252,996
IT Services 1.2%
21Vianet Group, Inc., ADR
*(a) 136,166 4,723,599
Kingsoft Cloud Holdings Ltd.,
ADR *(a) 53,840 2,344,732
7,068,331
Leisure Products 0.1%
Goodbaby International
Holdings Ltd. * 3,613,838 489,782
Life Sciences Tools & Services 1.2%
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 547,093 7,287,313
Machinery 0.3%
Haitian International Holdings
Ltd. 530,228 1,836,651
Marine 0.6%
SITC International Holdings
Co. Ltd. 1,582,907 3,426,967
Real Estate Management & Development 0.5%
China Resources Land Ltd. 754,393 3,125,839
Textiles, Apparel & Luxury Goods 1.5%
ANTA Sports Products Ltd. 149,021 2,364,720
Li Ning Co. Ltd. 305,900 2,107,348
Shenzhou International Group
Holdings Ltd. 219,086 4,297,084
8,769,152
Wireless Telecommunication Services 0.3%
China Mobile Ltd. (a) 303,835 1,736,302
210,578,658
GEORGIA 0.6%
Banks 0.4%
Bank of Georgia Group plc * 124,436 2,077,324
Capital Markets 0.2%
Georgia Capital plc * 188,478 1,387,291
3,464,615
HONG KONG 1.1%
Machinery 0.8%
Techtronic Industries Co. Ltd. 347,500 4,975,565
Marine 0.3%
Pacific Basin Shipping Ltd. 9,139,000 1,725,641
6,701,206
INDIA 11.0%
Auto Components 0.3%
Motherson Sumi Systems Ltd. 693,573 1,573,066
Automobiles 0.4%
Maruti Suzuki India Ltd. 23,902 2,508,012
Banks 2.3%
Axis Bank Ltd., GDR Reg. S * 42,792 1,821,536
Common Stocks
Shares Value ($)
INDIA
Banks
Bandhan Bank Ltd. Reg. S
*(b) 258,772 1,428,880
HDFC Bank Ltd., ADR * 134,760 9,737,757
Kotak Mahindra Bank Ltd. * 40,550 1,109,721
14,097,894
Biotechnology 0.5%
Biocon Ltd. * 505,582 3,227,987
Chemicals 0.5%
UPL Ltd. 453,808 2,900,829
Construction & Engineering 0.8%
Larsen & Toubro Ltd. 261,415 4,615,009
Diversified Financial Services 0.2%
Bajaj Holdings & Investment
Ltd. 31,209 1,317,579
Electric Utilities 0.3%
Power Grid Corp. of India Ltd. 601,590 1,568,543
Gas Utilities 0.2%
Mahanagar Gas Ltd. Reg. S 64,443 937,320
Household Durables 0.2%
Crompton Greaves Consumer
Electricals Ltd. 214,500 1,118,886
IT Services 1.7%
Infosys Ltd., ADR 255,112 4,324,148
Tata Consultancy Services
Ltd. 85,219 3,344,286
Tech Mahindra Ltd. 199,122 2,659,931
10,328,365
Metals & Mining 0.5%
Hindalco Industries Ltd. 981,584 3,243,376
Oil, Gas & Consumable Fuels 1.3%
Reliance Industries Ltd. 290,933 7,925,291
Real Estate Management & Development 0.2%
Oberoi Realty Ltd. * 179,158 1,434,865
Thrifts & Mortgage Finance 1.0%
Housing Development
Finance Corp. Ltd. 165,185 5,824,460
Tobacco 0.6%
ITC Ltd. 1,178,679 3,375,846
65,997,328
INDONESIA 1.3%
Banks 0.8%
Bank Mandiri Persero Tbk . PT 5,395,200 2,434,692
Bank Rakyat Indonesia
Persero Tbk . PT 8,461,451 2,511,649
4,946,341
Diversified Telecommunication Services 0.3%
Telkom Indonesia Persero
Tbk . PT, ADR 66,939 1,574,405
Real Estate Management & Development 0.2%
Pakuwon Jati Tbk . PT * 26,255,525 953,151
7,473,897

32 - Statement of Investments - December 31, 2020 - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
KAZAKHSTAN 0.4%
Consumer Finance 0.4%
Kaspi.KZ JSC, GDR *(b) 38,000 2,549,800
MACAU 1.4%
Hotels, Restaurants & Leisure 1.4%
Sands China Ltd. 1,951,640 8,578,661
MALAYSIA 0.1%
Beverages 0.1%
Heineken Malaysia Bhd. 143,800 823,035
MEXICO 3.8%
Banks 0.7%
Grupo Financiero Banorte
SAB de CV, Class O * 718,569 3,969,562
Beverages 0.3%
Arca Continental SAB de CV 346,725 1,667,110
Equity Real Estate Investment Trusts (REITs) 0.3%
PLA Administradora Industrial
S de RL de CV 1,113,255 1,716,358
Food Products 0.3%
Gruma SAB de CV, Class B 170,300 2,027,648
Metals & Mining 1.2%
Grupo Mexico SAB de CV
Series B 931,226 3,936,517
Ternium SA, ADR * 125,905 3,661,317
7,597,834
Transportation Infrastructure 1.0%
Grupo Aeroportuario del
Centro Norte SAB de CV * 588,198 3,795,007
Grupo Aeroportuario del
Pacifico SAB de CV, ADR
*(a) 19,382 2,157,023
5,952,030
22,930,542
NIGERIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
SEPLAT Petroleum
Development Co. plc Reg.
S (b) 1,129,080 999,197
PERU 0.4%
Banks 0.4%
Credicorp Ltd. 13,220 2,168,344
PHILIPPINES 0.4%
Banks 0.4%
BDO Unibank , Inc. 1,179,435 2,625,692
POLAND 1.0%
Entertainment 0.2%
CD Projekt SA * 20,262 1,489,431
Metals & Mining 0.8%
KGHM Polska Miedz SA * 85,566 4,194,422
5,683,853
RUSSIA 4.0%
Banks 1.4%
Sberbank of Russia PJSC,
ADR 286,462 4,153,700
Common Stocks
Shares Value ($)
RUSSIA
Banks
Sberbank of Russia PJSC,
ADR 261,503 3,769,799
7,923,499
Food & Staples Retailing 0.4%
X5 Retail Group NV, GDR
Reg. S 64,009 2,305,499
Interactive Media & Services 0.2%
Yandex NV, Class A * 17,887 1,244,577
Metals & Mining 0.1%
Severstal PAO 39,240 698,002
Oil, Gas & Consumable Fuels 1.3%
Lukoil PJSC, ADR 57,420 3,925,231
Lukoil PJSC, ADR (a) 46,849 3,194,396
Novatek PJSC 38,687 658,763
7,778,390
Professional Services 0.2%
HeadHunter Group plc, ADR 47,816 1,446,434
Road & Rail 0.4%
Globaltrans Investment plc,
GDR Reg. S 415,888 2,481,934
23,878,335
SOUTH AFRICA 3.2%
Industrial Conglomerates 0.3%
Bidvest Group Ltd. (The) 144,768 1,555,501
Insurance 0.2%
Sanlam Ltd. 266,987 1,068,462
Internet & Direct Marketing Retail 2.0%
Naspers Ltd., Class N 60,959 12,476,579
Wireless Telecommunication Services 0.7%
Vodacom Group Ltd. 499,453 4,212,622
19,313,164
SOUTH KOREA 13.3%
Auto Components 0.1%
Nexen Tire Corp. * 129,572 739,673
Banks 0.3%
Shinhan Financial Group Co.
Ltd. 66,406 1,964,411
Chemicals 1.4%
LG Chem Ltd. (Preference) * 23,204 8,177,274
Entertainment 0.8%
NCSoft Corp. * 5,800 4,979,135
Food Products 0.4%
Orion Corp. * 18,924 2,156,014
Insurance 0.2%
DB Insurance Co. Ltd. * 33,877 1,365,094
Semiconductors & Semiconductor Equipment 3.7%
SK Hynix, Inc. 197,695 21,627,348
Technology Hardware, Storage & Peripherals 6.4%
Samsung Electronics Co. Ltd. 362,161 27,066,982

NVIT Emerging Markets Fund - December 31, 2020 - Statement of Investments - 33
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.
(Preference) 158,158 10,736,080
37,803,062
78,812,011
TAIWAN 12.3%
Communications Equipment 0.7%
Accton Technology Corp. 379,000 4,279,570
Electronic Equipment, Instruments & Components 1.9%
Chroma ATE, Inc. 730,777 4,376,063
Hon Hai Precision Industry
Co. Ltd. 604,482 1,973,844
Largan Precision Co. Ltd. 19,000 2,152,567
Taiwan Union Technology
Corp. 682,828 2,950,507
11,452,981
Food & Staples Retailing 0.2%
President Chain Store Corp. 107,017 1,016,594
Semiconductors & Semiconductor Equipment 9.1%
Globalwafers Co. Ltd. 155,559 3,936,603
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,530,055 28,736,700
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 198,000 21,589,921
54,263,224
Technology Hardware, Storage & Peripherals 0.4%
Micro-Star International Co.
Ltd. 495,000 2,335,221
73,347,590
THAILAND 0.4%
Wireless Telecommunication Services 0.4%
Advanced Info Service PCL 201,656 1,186,117
Intouch Holdings PCL, Class
F 491,300 923,344
2,109,461
TURKEY 0.6%
Banks 0.4%
Turkiye Garanti Bankasi A/S * 1,682,403 2,356,953
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri
A/S 660,377 1,434,822
3,791,775
UNITED KINGDOM 1.3%
Paper & Forest Products 0.6%
Mondi plc 150,496 3,551,980
Personal Products 0.7%
Unilever plc, ADR (a) 73,469 4,434,589
7,986,569
Total Common Stocks
(cost $436,547,810) 588,468,373
Repurchase Agreements 2.7%
Principal
Amount ($) Value ($)
Bank of America
NA, 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050; total
market value $1,020,000.
(c)(d) 1,000,000 1,000,000
Cantor Fitzgerald &
Co., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $2,351,941,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.00%, maturing
4/1/2021 - 2/20/2067;
total market value
$2,398,958.(c)(d) 2,351,919 2,351,919
CF Secured, LLC, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$1,020,010.(c)(d) 1,000,000 1,000,000
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase
price $8,000,089,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$8,163,288.(c)(d) 8,000,000 8,000,000

34 - Statement of Investments - December 31, 2020 - NVIT Emerging Markets Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.12%,
dated 12/31/2020, due
1/4/2021, repurchase
price $4,000,054,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$4,080,000.(c)(d) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $16,351,919) 16,351,919
Total Investments
(cost $452,899,729)   — 101.2% 604,820,292
Liabilities in excess of other assets
— (1.2)% (6,944,898)
NET ASSETS — 100.0%
$ 597,875,394
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $25,977,267, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,351,919 and by
$11,132,360 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/21/2021 –
8/15/2050, a total value of $27,484,279.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $17,266,962 which represents 2.89% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$16,351,919.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
PAO Public Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT International Equity Fund - December 31, 2020 - Statement of Investments - 35
Common Stocks 99.5%
Shares Value ($)
AUSTRALIA 4.1%
Biotechnology 0.5%
CSL Ltd. 2,150 469,791
Equity Real Estate Investment Trusts (REITs) 0.9%
Charter Hall Group 17,989 204,179
Goodman Group 47,513 693,085
897,264
IT Services 0.1%
Data#3 Ltd. (a) 24,986 107,970
Metals & Mining 2.2%
Fortescue Metals Group Ltd. 109,295 1,976,091
Regis Resources Ltd. (a) 101,245 289,542
2,265,633
Oil, Gas & Consumable Fuels 0.4%
Santos Ltd. 94,253 455,826
4,196,484
BELGIUM 0.3%
Media 0.3%
Telenet Group Holding NV 6,286 269,636
BRAZIL 1.9%
Chemicals 0.6%
Yara International ASA 14,525 603,010
Independent Power and Renewable Electricity Producers
0.1%
Engie Brasil Energia SA 13,000 110,269
IT Services 0.2%
Pagseguro Digital Ltd., Class
A * 4,165 236,905
Metals & Mining 0.7%
Vale SA, ADR 44,699 749,155
Software 0.2%
TOTVS SA 34,900 193,205
Water Utilities 0.1%
Cia de Saneamento de Minas
Gerais -COPASA 22,800 72,318
1,964,862
CANADA 5.6%
Auto Components 1.5%
Linamar Corp. 4,892 259,108
Magna International, Inc. 16,635 1,177,611
1,436,719
Food & Staples Retailing 0.7%
Alimentation Couche-Tard,
Inc., Class B 20,625 702,893
Insurance 0.3%
Sun Life Financial, Inc. 7,669 341,005
IT Services 0.5%
CGI, Inc. * 6,423 509,591
Media 0.2%
Quebecor, Inc., Class B 9,176 236,158
Multiline Retail 0.8%
Dollarama, Inc. 19,899 811,030
Oil, Gas & Consumable Fuels 0.2%
Parex Resources, Inc. * 17,205 236,807
Common Stocks
Shares Value ($)
CANADA
Road & Rail 1.2%
Canadian Pacific Railway Ltd. 3,500 1,214,043
Software 0.2%
Constellation Software, Inc. 187 242,828
Topicus.com, Inc. * 347 1,312
244,140
5,732,386
CHINA 13.0%
Automobiles 0.8%
Great Wall Motor Co. Ltd.,
Class H (a) 242,000 833,311
Banks 3.0%
Agricultural Bank of China
Ltd., Class H 1,200,000 439,811
Bank of China Ltd., Class H 2,158,000 738,049
Bank of Communications Co.
Ltd., Class H 870,000 460,227
China Construction Bank
Corp., Class H 378,000 287,657
China Everbright Bank Co.
Ltd., Class H 394,000 150,286
China Minsheng Banking
Corp. Ltd., Class H (a) 1,486,500 847,732
2,923,762
Building Products 0.1%
China Lesso Group Holdings
Ltd. 51,000 80,067
Capital Markets 0.2%
CSC Financial Co. Ltd., Class
H Reg. S (b) 172,000 228,717
Commercial Services & Supplies 0.1%
S-Enjoy Service Group Co.
Ltd. * 43,000 98,721
Construction Materials 0.3%
Anhui Conch Cement Co.
Ltd., Class H 35,000 219,266
China Resources Cement
Holdings Ltd. 96,000 107,297
326,563
Entertainment 0.7%
NetEase , Inc., ADR 1,669 159,840
Tencent Music Entertainment
Group, ADR * 26,675 513,227
673,067
Food Products 0.4%
China Feihe Ltd. Reg. S (b) 195,000 458,599
Gas Utilities 0.1%
ENN Energy Holdings Ltd. 8,400 123,295
Independent Power and Renewable Electricity Producers
0.1%
China Resources Power
Holdings Co. Ltd. 76,000 82,100
Insurance 0.3%
Ping An Insurance Group Co.
of China Ltd., Class H 28,000 343,925

36 - Statement of Investments - December 31, 2020 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Interactive Media & Services 1.2%
Tencent Holdings Ltd. 16,300 1,190,996
Internet & Direct Marketing Retail 2.4%
Alibaba Group Holding Ltd.,
ADR * 6,358 1,479,697
JD.com, Inc., ADR * 7,852 690,191
Vipshop Holdings Ltd., ADR * 10,895 306,258
2,476,146
Machinery 0.4%
Sinotruk Hong Kong Ltd. 173,500 444,337
Oil, Gas & Consumable Fuels 1.6%
China Petroleum & Chemical
Corp., Class H 1,252,000 556,471
China Shenhua Energy Co.
Ltd., Class H 384,500 724,509
PetroChina Co. Ltd., Class H 1,140,000 350,056
1,631,036
Pharmaceuticals 0.4%
CSPC Pharmaceutical Group
Ltd. 395,200 404,130
Textiles, Apparel & Luxury Goods 0.9%
Li Ning Co. Ltd. 96,500 664,789
Shenzhou International Group
Holdings Ltd. 15,400 302,051
966,840
13,285,612
DENMARK 2.3%
Pharmaceuticals 2.3%
Novo Nordisk A/S, Class B 34,018 2,379,406
FINLAND 1.3%
Machinery 0.7%
Valmet OYJ 27,550 787,622
Oil, Gas & Consumable Fuels 0.6%
Neste OYJ 7,808 564,045
1,351,667
FRANCE 5.8%
Auto Components 0.5%
Cie Generale des
Etablissements Michelin
SCA 3,611 463,432
Automobiles 0.4%
Peugeot SA *(a) 14,660 401,202
Banks 0.5%
BNP Paribas SA * 8,986 473,960
Building Products 0.8%
Cie de Saint-Gobain 18,202 834,617
Chemicals 0.7%
Air Liquide SA 4,341 712,483
Electrical Equipment 2.4%
Schneider Electric SE 17,743 2,566,444
Personal Products 0.5%
L'Oreal SA 1,361 517,121
5,969,259
Common Stocks
Shares Value ($)
GERMANY 5.4%
Air Freight & Logistics 1.2%
Deutsche Post AG
(Registered) 23,886 1,182,063
Auto Components 0.1%
Schaeffler AG (Preference) 11,006 91,932
Automobiles 0.9%
Daimler AG (Registered) 12,537 885,261
Capital Markets 0.7%
Deutsche Bank AG
(Registered) * 47,020 511,907
DWS Group GmbH & Co.
KGaA Reg. S (b) 5,089 216,397
728,304
Insurance 2.3%
Allianz SE (Registered) 7,415 1,814,242
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 2,146 635,562
2,449,804
Specialty Retail 0.2%
Hornbach Holding AG & Co.
KGaA 1,595 153,366
5,490,730
GREECE 0.2%
Diversified Telecommunication Services 0.2%
Hellenic Telecommunications
Organization SA 10,279 165,770
HONG KONG 2.0%
Building Products 0.4%
Xinyi Glass Holdings Ltd. 148,000 414,172
Food Products 0.8%
WH Group Ltd. Reg. S (b) 941,500 789,455
Machinery 0.6%
Techtronic Industries Co. Ltd. 42,000 601,363
Real Estate Management & Development 0.2%
Sun Hung Kai Properties Ltd. 17,500 225,930
2,030,920
INDIA 2.7%
Banks 0.7%
HDFC Bank Ltd., ADR * 7,019 507,193
State Bank of India, GDR
Reg. S * 5,417 203,038
710,231
IT Services 2.0%
Infosys Ltd., ADR 106,441 1,804,174
Wipro Ltd., ADR 45,250 255,663
2,059,837
2,770,068
INDONESIA 0.4%
Metals & Mining 0.2%
Vale Indonesia Tbk . PT * 836,800 303,783

NVIT International Equity Fund - December 31, 2020 - Statement of Investments - 37
Common Stocks
Shares Value ($)
INDONESIA
Tobacco 0.2%
Gudang Garam Tbk . PT * 52,800 154,118
457,901
IRELAND 0.2%
Building Products 0.1%
Kingspan Group plc 2,140 150,229
Life Sciences Tools & Services 0.1%
ICON plc * 492 95,930
246,159
ISRAEL 0.2%
Diversified Financial Services 0.2%
Plus500 Ltd. 11,464 227,406
ITALY 0.6%
Banks 0.4%
Banco BPM SpA 150,413 330,233
Intesa Sanpaolo SpA * 46,140 107,646
437,879
IT Services 0.2%
Reply SpA 1,330 155,246
593,125
JAPAN 15.0%
Banks 0.9%
77 Bank Ltd. (The) 7,900 108,337
Japan Post Bank Co. Ltd. 24,400 201,570
Nishi-Nippon Financial
Holdings, Inc. 12,500 80,588
Sumitomo Mitsui Trust
Holdings, Inc. 16,000 496,121
886,616
Building Products 1.0%
Daikin Industries Ltd. 4,700 1,046,769
Chemicals 1.4%
Nitto Denko Corp. 6,900 619,573
Shin-Etsu Chemical Co. Ltd. 4,700 822,798
1,442,371
Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd. 19,700 355,343
Construction Materials 0.1%
Taiheiyo Cement Corp. 5,000 125,793
Consumer Finance 0.1%
Credit Saison Co. Ltd. 8,200 95,227
Diversified Financial Services 0.9%
ORIX Corp. 60,000 931,142
Electric Utilities 0.2%
Hokkaido Electric Power Co.,
Inc. (a) 34,100 124,044
Okinawa Electric Power Co.,
Inc. (The) 6,000 80,951
204,995
Entertainment 1.5%
Nintendo Co. Ltd. 2,300 1,467,835
Food & Staples Retailing 0.9%
Seven & i Holdings Co. Ltd. 26,100 926,853
Common Stocks
Shares Value ($)
JAPAN
Food Products 0.2%
Ajinomoto Co., Inc. 5,200 117,840
NH Foods Ltd. 2,200 96,839
214,679
Gas Utilities 0.4%
Osaka Gas Co. Ltd. 18,200 372,825
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. (a) 4,000 193,710
Independent Power and Renewable Electricity Producers
0.1%
Electric Power Development
Co. Ltd. 7,200 99,849
Insurance 1.1%
Dai-ichi Life Holdings, Inc. 49,300 748,863
MS&AD Insurance Group
Holdings, Inc. 13,700 417,741
1,166,604
Leisure Products 0.1%
Yamaha Corp. 1,900 111,999
Machinery 0.5%
Amada Co. Ltd. 47,500 524,641
Personal Products 0.2%
Kao Corp. (a) 2,700 208,750
Pharmaceuticals 0.3%
Chugai Pharmaceutical Co.
Ltd. 3,200 170,845
Ono Pharmaceutical Co. Ltd. 3,100 93,424
264,269
Real Estate Management & Development 0.9%
Daito Trust Construction Co.
Ltd. 7,000 654,699
Sumitomo Realty &
Development Co. Ltd. 7,300 225,559
880,258
Road & Rail 1.0%
East Japan Railway Co. 14,800 990,704
Software 0.2%
Trend Micro, Inc. (a) 2,900 166,957
Specialty Retail 0.4%
DCM Holdings Co. Ltd. 25,300 288,393
EDION Corp. 15,500 157,460
445,853
Tobacco 0.2%
Japan Tobacco, Inc. (a) 11,800 240,467
Wireless Telecommunication Services 1.9%
KDDI Corp. (a) 12,600 374,187
SoftBank Corp. 120,300 1,508,160
1,882,347
15,246,856
KYRGYZSTAN 0.4%
Metals & Mining 0.4%
Centerra Gold, Inc. 32,539 376,797

38 - Statement of Investments - December 31, 2020 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
MALAYSIA 0.4%
Health Care Equipment & Supplies 0.4%
Hartalega Holdings Bhd. 147,500 445,963
MEXICO 0.5%
Beverages 0.2%
Arca Continental SAB de CV 36,600 175,979
Insurance 0.1%
Qualitas Controladora SAB
de CV 35,300 190,057
Metals & Mining 0.2%
Ternium SA, ADR * 6,478 188,380
554,416
NETHERLANDS 3.4%
Food & Staples Retailing 0.4%
Koninklijke Ahold Delhaize
NV 14,028 396,153
Insurance 0.6%
NN Group NV 13,659 597,550
Oil, Gas & Consumable Fuels 0.9%
Royal Dutch Shell plc, Class
A 49,822 884,509
Professional Services 0.3%
Randstad NV * 4,772 310,637
Semiconductors & Semiconductor Equipment 1.2%
ASM International NV 5,081 1,110,820
ASML Holding NV 427 206,353
1,317,173
3,506,022
NEW ZEALAND 0.5%
Health Care Equipment & Supplies 0.5%
Fisher & Paykel Healthcare
Corp. Ltd. 20,521 487,316
NORWAY 0.6%
Banks 0.2%
DNB ASA 10,709 210,848
Food Products 0.4%
Orkla ASA 35,959 364,828
575,676
POLAND 0.2%
Oil, Gas & Consumable Fuels 0.2%
Polskie Gornictwo Naftowe i
Gazownictwo SA 121,118 179,581
RUSSIA 1.3%
Banks 0.6%
Sberbank of Russia PJSC,
ADR 37,075 534,469
Electric Utilities 0.2%
Inter RAO UES PJSC 3,011,763 216,365
Interactive Media & Services 0.1%
Yandex NV, Class A *(a) 2,163 150,502
Oil, Gas & Consumable Fuels 0.4%
Lukoil PJSC, ADR 3,512 240,080
Common Stocks
Shares Value ($)
RUSSIA
Oil, Gas & Consumable Fuels
Lukoil PJSC, ADR (a) 2,564 174,826
414,906
1,316,242
SAUDI ARABIA 0.5%
Health Care Providers & Services 0.5%
Dr Sulaiman Al Habib Medical
Services Group Co. 16,567 481,884
SINGAPORE 0.6%
Banks 0.3%
Oversea-Chinese Banking
Corp. Ltd. 39,300 298,787
Real Estate Management & Development 0.1%
UOL Group Ltd. 23,500 137,401
Semiconductors & Semiconductor Equipment 0.2%
AEM Holdings Ltd. 69,800 182,947
619,135
SOUTH AFRICA 0.8%
Food Products 0.1%
Tiger Brands Ltd. 7,322 103,188
Metals & Mining 0.6%
African Rainbow Minerals Ltd. 18,324 326,807
Kumba Iron Ore Ltd. 3,267 138,798
Northam Platinum Ltd. * 9,556 136,516
602,121
Wireless Telecommunication Services 0.1%
Vodacom Group Ltd. 11,977 101,020
806,329
SOUTH KOREA 4.9%
Banks 0.5%
Hana Financial Group, Inc. 11,116 353,462
KB Financial Group, Inc. 4,515 179,320
532,782
Chemicals 0.3%
Han Kuk Carbon Co. Ltd. * 8,594 106,864
LOTTE Fine Chemical Co.
Ltd. * 4,559 231,253
338,117
Entertainment 0.5%
JYP Entertainment Corp. * 5,585 197,704
NCSoft Corp. * 307 263,551
461,255
Technology Hardware, Storage & Peripherals 3.6%
Samsung Electronics Co. Ltd. 48,427 3,619,309
4,951,463
SPAIN 1.9%
Electric Utilities 0.6%
Iberdrola SA 41,928 599,636
IT Services 0.2%
Amadeus IT Group SA 3,455 250,134
Specialty Retail 1.1%
Industria de Diseno Textil SA 34,855 1,109,850
1,959,620

NVIT International Equity Fund - December 31, 2020 - Statement of Investments - 39
Common Stocks
Shares Value ($)
SWEDEN 4.2%
Building Products 0.3%
Assa Abloy AB, Class B 12,121 298,133
Hotels, Restaurants & Leisure 1.5%
Evolution Gaming Group AB
Reg. S (b) 14,826 1,503,154
Household Durables 1.0%
Husqvarna AB, Class B 76,514 989,814
Machinery 0.5%
SKF AB, Class B 21,000 544,099
Software 0.1%
Fortnox AB 2,172 121,446
Tobacco 0.8%
Swedish Match AB 10,959 851,314
4,307,960
SWITZERLAND 5.1%
Capital Markets 1.0%
Credit Suisse Group AG
(Registered) 55,995 720,354
Partners Group Holding AG 254 296,695
1,017,049
Pharmaceuticals 4.1%
Novartis AG (Registered) 17,215 1,625,971
Roche Holding AG 7,264 2,534,467
4,160,438
5,177,487
TAIWAN 4.6%
Electronic Equipment, Instruments & Components 0.6%
Delta Electronics, Inc. 65,000 606,329
Household Durables 0.2%
Nien Made Enterprise Co.
Ltd. 19,000 220,685
Semiconductors & Semiconductor Equipment 3.6%
Taiwan Semiconductor
Manufacturing Co. Ltd. 194,000 3,643,607
Technology Hardware, Storage & Peripherals 0.1%
Micro-Star International Co.
Ltd. 24,000 113,223
Textiles, Apparel & Luxury Goods 0.1%
Feng TAY Enterprise Co. Ltd. 15,720 111,910
4,695,754
THAILAND 1.1%
Electronic Equipment, Instruments & Components 0.9%
Delta Electronics Thailand
PCL 48,900 793,323
Hana Microelectronics PCL 118,700 157,377
950,700
Oil, Gas & Consumable Fuels 0.2%
PTT Exploration & Production
PCL 64,700 211,953
1,162,653
Common Stocks
Shares Value ($)
TURKEY 0.2%
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri
A/S 75,828 164,754
UNITED KINGDOM 7.3%
Banks 2.3%
Barclays plc 579,827 1,163,717
Natwest Group plc 239,102 552,990
Standard Chartered plc 90,822 582,380
2,299,087
Capital Markets 0.2%
Standard Life Aberdeen plc 52,889 205,016
Communications Equipment 0.1%
Spirent Communications plc 39,336 141,745
Diversified Telecommunication Services 0.4%
BT Group plc * 199,782 361,617
Food Products 0.7%
Tate & Lyle plc 75,996 701,515
Household Durables 0.4%
Persimmon plc 10,383 393,292
Leisure Products 0.4%
Games Workshop Group plc 2,668 408,277
Media 0.2%
ITV plc * 151,823 221,939
Paper & Forest Products 0.3%
Mondi plc 11,854 279,776
Personal Products 0.4%
Unilever plc 7,229 437,724
Pharmaceuticals 0.2%
GlaxoSmithKline plc 13,005 238,291
Professional Services 0.9%
RELX plc 39,283 966,240
Wireless Telecommunication Services 0.8%
Vodafone Group plc 475,975 783,280
7,437,799
Total Common Stocks
(cost $78,027,030) 101,585,098
Repurchase Agreements 1.5%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $406,264,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.00%, maturing
4/1/2021 - 2/20/2067;
total market value
$414,385.(c)(d) 406,260 406,260

40 - Statement of Investments - December 31, 2020 - NVIT International Equity Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase
price $1,100,013,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$1,122,452.(c)(d) 1,100,000 1,100,000
Total Repurchase Agreements
(cost $1,506,260) 1,506,260
Total Investments
(cost $79,533,290)   — 101.0% 103,091,358
Liabilities in excess of other assets
— (1.0)% (1,031,385)
NET ASSETS — 100.0%
$ 102,059,973
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $2,927,379, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,506,260 and by
$1,604,682 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.00%, and maturity dates ranging from 1/21/2021 –
8/15/2050, a total value of $3,110,942.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $3,196,322 which represents 3.13% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$1,506,260.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

42 - Statements of Assets and Liabilities - December 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia Overseas
Value Fund
Assets:
Investment securities, at value
*
$ 245,921,997 $ 299,667,466
Repurchase agreement, at value — 6,974,147
Cash 4,294,535 1,704,973
Foreign currencies, at value 93,009 164,264
Interest and dividends receivable 18,540 442,668
Security lending income receivable 2,302 4,076
Receivable for investments sold — —
Receivable for capital shares issued 365,293 527,381
Reclaims receivable 1,363,585 2,462,758
Unrealized appreciation on forward foreign currency contracts (Note
2) — 159,550
Receivable for reimbursement from investment adviser (Note 3) 17,070 52
Prepaid expenses — 215
Total Assets 252,076,331 312,107,550
Liabilities:
Payable for capital shares redeemed 152,516 344,633
Unrealized depreciation on forward foreign currency contracts (Note
2) — 79,118
Payable upon return of securities loaned (Note 2) — 6,974,147
Payable for capital gain country tax — —
Accrued expenses and other payables:
Investment advisory fees 159,687 189,767
Fund administration fees 9,205 38,512
Distribution fees 27,700 13,099
Administrative servicing fees 33,222 29,081
Accounting and transfer agent fees 70 48
Trustee fees 99 87
Deferred capital gain country tax 481,784 —
Custodian fees 34,755 34,150
Compliance program costs (Note 3) 557 1,240
Professional fees 17,609 36,702
Printing fees 40,060 4,637
Other 10,436 102,728
Total Liabilities 967,700 7,847,949
Net Assets $ 251,108,631 $ 304,259,601
* Includes value of securities on loan (Note 2) 5,186,762 19,987,354
Cost of investment securities 128,186,441 239,545,196
Cost of repurchase agreement — 6,974,147
Cost of foreign currencies 90,249 163,155
Represented by:
Capital $ 124,829,499 $ 299,265,283
Total distributable earnings (loss) 126,279,132 4,994,318
Net Assets $ 251,108,631 $ 304,259,601

International Funds - December 31, 2020 - Statements of Assets and Liabilities - 43
NVIT Emerging Markets
Fund
NVIT International Equity
Fund
$ 588,468,373 $ 101,585,098
16,351,919 1,506,260
9,018,591 365,674
461,440 493
1,038,974 129,003
4,606 371
29,976 —
303,728 18,182
57,717 226,773
— —
— —
1,328 146
615,736,652 103,832,000
111,419 17,104
— —
16,351,919 1,506,260
2,164 —
375,337 66,610
38,830 22,634
20,059 9,937
37,984 14,617
280 93
357 52
893,270 102,308
57 1,633
589 96
15,924 21,146
9,933 5,768
3,136 3,769
17,861,258 1,772,027
$ 597,875,394 $ 102,059,973
25,977,267 2,927,379
436,547,810 78,027,030
16,351,919 1,506,260
458,097 493
$ 551,798,896 $ 84,896,919
46,076,498 17,163,05 4
$ 597,875,394 $ 102,059,97 3

44 - Statements of Assets and Liabilities - December 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia Overseas
Value Fund
Net Assets:
Class I Shares $ 112,437,103 $ 199,235,981
Class II Shares 138,671,528 —
Class D Shares — —
Class X Shares — 41,215,402
Class Y Shares — —
Class Z Shares — 63,808,218
Total $ 251,108,631 $ 304,259,601
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 9,296,563 18,516,372
Class II Shares 11,547,750 —
Class D Shares — —
Class X Shares — 3,829,612
Class Y Shares — —
Class Z Shares — 5,932,557
Total 20,844,313 28,278,541
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 12.09 $ 10.76
Class II Shares $ 12.01 $ —
Class D Shares $ — $ —
Class X Shares $ — $ 10.76
Class Y Shares $ — $ —
Class Z Shares $ — $ 10.76
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - December 31, 2020 - Statements of Assets and Liabilities - 45
NVIT Emerging Markets
Fund
NVIT International Equity
Fund
$ 67,331,230 $ 54,132,605
59,555,106 47,927,368
37,052,918 —
— —
433,936,140 —
— —
$ 597,875,394 $ 102,059,973
4,500,506 4,663,712
4,035,523 4,168,573
2,514,452 —
— —
29,019,122 —
— —
40,069,603 8,832,285
$ 14.96 $ 11.61
$ 14.76 $ 11.50
$ 14.74 $ —
$ — $ —
$ 14.95 $ —
$ — $ —

46 - Statements of Operations - For the Year Ended December 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia
Overseas Value
Fund
INVESTMENT INCOME:
Income from non-cash dividends $ 1,996,056 $ —
Dividend income 1,285,059 5,776,111
Income from securities lending (Note 2) 20,117 57,157
Interest income 13,139 16,316
Foreign tax withholding (138,320) (585,821)
Total Income 3,176,051 5,263,763
EXPENSES:
Investment advisory fees 1,649,179 1,474,337
Fund administration fees 107,929 133,100
Distribution fees Class II Shares 266,097 —
Distribution fees Class D Shares — —
Distribution fees Class Z Shares(a) — 28,932
Administrative servicing fees Class I Shares 132,689 266,799
Administrative servicing fees Class II Shares 159,660 —
Administrative servicing fees Class D Shares — —
Administrative servicing fees Class X Shares(a) — 714
Administrative servicing fees Class Z Shares(a) — 1,157
Professional fees 98,696 54,284
Printing fees 32,501 22,709
Trustee fees 6,234 6,061
Custodian fees 46,431 6,913
Accounting and transfer agent fees 15,675 10,915
Compliance program costs (Note 3) 283 800
Other 16,123 3,670
Total expenses before fees waived expenses reimbursed 2,531,497 2,010,391
Investment advisory fees waived (Note 3) (110,084) —
Investment advisory fees voluntarily waived (Note 3) (11,925) —
Expenses reimbursed by adviser (Note 3) (251,553) (52)
Net Expenses 2,157,935 2,010,339
NET INVESTMENT INCOME 1,018,116 3,253,424
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † (Note 9) 8,863,345 (17,513,641)
Settlement of forward foreign currency contracts (Note 2) — (203,658)
Foreign currency transactions (Note 2) (11,243) 6,273
Net realized gains (losses) 8,852,102 (17,711,026)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 74,836,909 42,734,473(b)
Forward foreign currency contracts (Note 2) — 80,432
Translation of assets and liabilities denominated in foreign currencies (Note 2) 108,343 101,479(c)
Net change in unrealized appreciation/depreciation 74,945,252 42,916,384
Net realized/unrealized gains (losses) 83,797,354 25,205,358
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 84,815,470 $ 28,458,782
† Net of capital gain country taxes $ 90,424 $ (4,534)
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 481,784 $ 148
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 12, 2020 (commencement of operations) through December 31, 2020.
(b) Excludes unrealized depreciation of $1,005,337 from the merger (Note 10).
(c) Excludes unrealized appreciation of $78,915 from the merger (Note 10).

International Funds - For the Year Ended December 31, 2021 - Statements of Operations - 47
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
$ — $ —
17,369,446 2,664,580
75,844 16,279
50,690 4,707
(2,006,697) (274,662)
15,489,283 2,410,904
6,582,765 733,043
259,677 101,641
129,306 107,513
80,484 —
— —
87,694 72,938
77,584 64,509
77,986 —
— —
— —
91,240 60,604
37,706 18,096
21,335 2,838
68,715 4,737
16,793 8,193
2,770 369
25,590 2,193
7,559,645 1,176,674
(346,190) (9,162)
(72,561) —
— —
7,140,894 1,167,512
8,348,389 1,243,392
(64,417,982) (4,551,920)
— —
(300,108) (19,516)
(64,718,090) (4,571,436)
92,024,037 9,984,55 6
— —
(3,540) 19,196
92,020,497 10,003,75 2
27,302,407 5,432,31 6
$ 35,650,796 $ 6,675,70 8
$ (251,690) $ (4,194)
$ 798,235 $ 102,15 5

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - December 31, 2020 - International Funds
NVIT AllianzGI International Growth Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 1,018,116 $ 2,192,832
Net realized gains (losses) 8,852,102 129,753,963
Net change in unrealized appreciation/depreciation 74,945,252 113,680,050
Change in net assets resulting from operations 84,815,470 245,626,845
Distributions to Shareholders From:
Distributable earnings:
Class I (28,272,915) (5,813,326)
Class II (33,097,043) (7,161,784)
Class D — —
Class Y — (64,278,751)
Change in net assets from shareholder distributions (61,369,958) (77,253,861)
Change in net assets from capital transactions 41,891,119 (920,417,342)
Change in net assets 65,336,631 (752,044,358)
Net Assets:
Beginning of year 185,772,000 937,816,358
End of year $ 251,108,631 $ 185,772,000
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 5,790,113 $ 1,918,477
Dividends reinvested 28,272,915 5,813,326
Cost of shares redeemed (12,953,924) (11,370,964)
Total Class I Shares 21,109,104 (3,639,161)
Class II Shares
Proceeds from shares issued 24,852,188 6,768,952
Dividends reinvested 33,097,043 7,161,784
Cost of shares redeemed (37,167,216) (20,914,992)
Total Class II Shares 20,782,015 (6,984,256)
Class D Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class D Shares — —
Class X Shares
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — 15,294,246(a)
Dividends reinvested — 64,278,751(a)
Cost of shares redeemed — (989,366,922)(a)
Total Class Y Shares — (909,793,925)(a)
Class Z Shares
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ 41,891,119 $ (920,417,342)

International Funds - December 31, 2020 - Statements of Changes in Net Assets - 49
NVIT Columbia Overseas Value Fund NVIT Emerging Markets Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 3,253,424 $ 4,966,671 $ 8,348,389 $ 20,753,490
(17,711,026) (1,198,051) (64,718,090) (3,777,809)
42,916,384 18,720,663 92,020,497 158,989,502
28,458,782 22,489,283 35,650,796 175,965,183
(2,418,670) (21,769,249) (1,106,757) (1,560,991)
— — (871,899) (1,223,087)
— — (512,347) (790,387)
— — (7,870,643) (18,876,232)
(2,418,670) (21,769,249) (10,361,646) (22,450,697)
80,447,983 18,369,764 (377,070,05 8 ) 33,930,162
106,488,095 19,089,798 (351,780 ,908 ) 187,444,648
197,771,506 178,681,708 949,656,302 762,211,654
$ 304,259,601 $ 197,771,506 $ 597,875,394 $ 949,656,302
$ 21,533,072 $ 19,168,977 $ 7,386,562 $ 9,536,357
2,418,670 21,769,249 1,106,757 1,560,991
(33,444,346) (22,568,462) (16,049,936) (14,987,510)
(9,492,604) 18,369,764 (7,556,617) (3,890,162)
— — 5,969,089 8,344,093
— — 871,899 1,223,087
— — (12,895,952) (11,077,277)
— — (6,054,964) (1,510,097)
— — 2,681,81 0 3,379,494
— — 512,347 790,387
— — (8,926,021) (8,092,537)
— — (5,731,864) (3,922,656)
10,332,272(b) — — —
34,885,863(b) — — —
—(b) — — —
(9,786,436)(b) — — —
35,431,699(b) — — —
— — 49,439,857 103,490,977
— — 7,870,643 18,876,232
— — (415,037,113) (79,114,132)
— — (357,726,613) (43,253,077)
4,145,263(b) — — —
50,911,745(b) — — —
—(b) — — —
(548,120)(b) — — —
54,508,888(b) — — —
$ 80,447,98 3 $ 18,369,764 $ (377,070,058) $ 33,930,162

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - December 31, 2020 - International Funds
NVIT AllianzGI International Growth Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 486,047 181,636
Reinvested 2,750,284 557,901
Redeemed (1,131,623) (1,085,565)
Total Class I Shares 2,104,708 (346,028)
Class II Shares
Issued 2,126,489 683,610
Reinvested 3,238,458 690,625
Redeemed (3,177,529) (1,983,984)
Total Class II Shares 2,187,418 (609,749)
Class D Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class D Shares — —
Class X Shares
Issued — —
Issued in merger (Note 10) — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — 1,633,102 (a)
Reinvested — 6,168,786 (a)
Redeemed — (92,834,413) (a)
Total Class Y Shares — (85,032,525) (a)
Class Z Shares
Issued — —
Issued in merger (Note 10) — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares 4,292,126 (85,988,302)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Effective November 21, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.
(b) For the period from October 12, 2020 (commencement of operations) through December 31, 2020.

International Funds - December 31, 2020 - Statements of Changes in Net Assets - 51
NVIT Columbia Overseas Value Fund NVIT Emerging Markets Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
2,720,494 1,814,352 610,911 761,912
259,793 2,243,233 84,071 124,043
(3,537,722) (2,108,278) (1,345,391) (1,212,102)
(557,435) 1,949,307 (650,409) (326,147)
— — 498,534 667,464
— — 68,116 98,667
— — (1,077,329) (896,983)
— — (510,679) (130,852)
— — 222,671 275,040
— — 40,399 63,876
— — (748,190) (667,680)
— — (485,120) (328,764)
1,072,520(b ) — — —
3,819,889(b ) — — —
—(b ) — — —
(1,062,797)(b ) — — —
3,829,612(b ) — — —
— — 4,058,815 8,177,420
— — 594,380 1,500,186
— — (33,660,031) 6,326,726
— — (29,006,836) 3,350,880
413,661(b ) — — —
5,574,905(b ) — — —
—(b ) — — —
(56,009)(b ) — — —
5,932,557(b ) — — —
9,204,734 1,949,307 (30,653,044) 2,565,117

52 - Statements of Changes in Net Assets - December 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 1,243,392 $ 2,115,649
Net realized losses (4,571,436) (2,287,602)
Net change in unrealized appreciation/depreciation 10,003,75 2 18,199,228
Change in net assets resulting from operations 6,675,70 8 18,027,275
Distributions to Shareholders From:
Distributable earnings:
Class I (572,673) (3,885,398)
Class II (414,949) (3,197,637)
Change in net assets from shareholder distributions (987,622) (7,083,035)
Change in net assets from capital transactions (8,231,886) (5,073,654)
Change in net assets (2,543,800) 5,870,586
Net Assets:
Beginning of year 104,603,773 98,733,187
End of year $ 102,059,97 3 $ 104,603,773
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,727,304 $ 4,714,209
Dividends reinvested 572,673 3,885,398
Cost of shares redeemed (12,194,459) (12,607,000)
Total Class I Shares (4,894,482) (4,007,393)
Class II Shares
Proceeds from shares issued 3,595,361 3,979,526
Dividends reinvested 414,949 3,197,637
Cost of shares redeemed (7,347,714) (8,243,424)
Total Class II Shares (3,337,404) (1,066,261)
Change in net assets from capital transactions $ (8,231,886) $ (5,073,654)
SHARE TRANSACTIONS:
Class I Shares
Issued 665,762 443,553
Reinvested 54,266 381,415
Redeemed (1,240,621) (1,182,849)
Total Class I Shares (520,593) (357,881)
Class II Shares
Issued 404,152 383,695
Reinvested 40,363 317,517
Redeemed (749,736) (780,923)
Total Class II Shares (305,221) (79,711)
Total change in shares (825,814) (437,592)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - December 31, 2020 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT AllianzGI International
Growth Fund
Class I Shares
Year Ended December 31,
2020 $ 11.26 0.08 4.93 5.01 (0.13) (4.05) (4.18) $ 12.09 51.04% $ 112,437,103 0.97% 0.69% 1.16% 45.67%
Year Ended December 31,
2019 $ 9.14 0.01 2.96 2.97 (0.14) (0.71) (0.85) $ 11.26 33.15% $ 80,956,700 1.07% 0.12% 1.09% 24.39%
Year Ended December 31,
2018 $ 12.03 0.13 (2.00) (1.87) (0.13) (0.89) (1.02) $ 9.14 (16.46)% $ 68,915,306 1.03% 1.20% 1.03% 154.64%
Year Ended December 31,
2017 $ 9.68 0.11 2.38 2.49 (0.14) — (0.14) $ 12.03 25.77% $ 90,762,754 1.05% 1.02% 1.05% 47.09%
Year Ended December 31,
2016 $ 10.26 0.12 (0.33) (0.21) (0.15) (0.22) (0.37) $ 9.68 (2.12)% $ 79,841,390 1.06% 1.21% 1.06% 47.81%
Class II Shares
Year Ended December 31,
2020 $ 11.20 0.04 4.92 4.96 (0.10) (4.05) (4.15) $ 12.01 50.76% $ 138,671,528 1.22% 0.39% 1.41% 45.67%
Year Ended December 31,
2019 $ 9.09 (0.01) 2.93 2.92 (0.10) (0.71) (0.81) $ 11.20 32.84% $ 104,815,300 1.32% (0.13)% 1.34% 24.39%
Year Ended December 31,
2018 $ 12.00 0.10 (1.99) (1.89) (0.13) (0.89) (1.02) $ 9.09 (16.67)% $ 90,676,629 1.28% 0.94% 1.28% 154.64%
Year Ended December 31,
2017 $ 9.65 0.08 2.38 2.46 (0.11) — (0.11) $ 12.00 25.53% $ 119,547,807 1.30% 0.77% 1.30% 47.09%
Year Ended December 31,
2016 $ 10.24 0.09 (0.34) (0.25) (0.12) (0.22) (0.34) $ 9.65 (2.47)% $ 110,148,490 1.31% 0.95% 1.31% 47.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

54 - Financial Highlights - December 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Columbia Overseas
Value Fund
Class I Shares
Year Ended December 31,
2020 $ 10.37 0.17 0.35 0.52 (0.13) — (0.13) $ 10.76 5.18% $ 199,235,981 1.02% 1.80% 1.02% 127.19%(g)
Year Ended December 31,
2019 $ 10.43 0.28 0.91 1.19 (0.25) (1.00) (1.25) $ 10.37 12.49% $ 197,771,506 1.02% 2.61% 1.02% 40.16%
Year Ended December 31,
2018 $ 12.78 0.22 (2.20) (1.98) (0.24) (0.13) (0.37) $ 10.43 (15.69)% $ 178,681,708 1.01% 1.75% 1.01% 31.04%
Year Ended December 31,
2017 $ 10.62 0.22 2.19 2.41 (0.25) — (0.25) $ 12.78 22.72% $ 223,349,692 0.99% 1.82% 0.99% 16.76%
Year Ended December 31,
2016 $ 10.88 0.23 (0.10) 0.13 (0.23) (0.16) (0.39) $ 10.62 1.12% $ 207,500,262 1.02% 2.19% 1.02% 18.20%
Class X Shares
Period Ended December 31,
2020(h) $ 9.37 0.01 1.38 1.39 — — — $ 10.76 14.83% $ 41,215,402 0.91% 0.49% 0.91% 127.19%(g)
Class Z Shares
Period Ended December 31,
2020(h) $ 9.37 — 1.39 1.39 — — — $ 10.76 14.83% $ 63,808,218 1.17% 0.22% 1.17% 127.19%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.
(h) For the period from October 12, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of October 9,
2020 through December 31, 2020.

56 - Financial Highlights - December 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
2982
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Emerging Markets
Fund
Class I Shares
Year Ended December 31,
2020 $ 13.45 0.13 1.62 1.75 (0.24) — (0.24) $ 14.96 13.30% $ 67,331,230 1.12% 1.02% 1.18% 25.45%
Year Ended December 31,
2019 $ 11.21 0.28 2.27 2.55 (0.31) — (0.31) $ 13.45 22.95% $ 69,303,181 1.11% 2.23% 1.16% 22.56%
Year Ended December 31,
2018 $ 13.68 0.18 (2.56) (2.38) (0.09) — (0.09) $ 11.21 (17.42)% $ 61,380,876 1.14% 1.40% 1.19% 18.09%
Year Ended December 31,
2017 $ 9.79 0.13 3.92 4.05 (0.16) — (0.16) $ 13.68 41.50% $ 82,690,857 1.23% 1.09% 1.28% 32.35%
Year Ended December 31,
2016 $ 9.16 0.10 0.61 0.71 (0.08) — (0.08) $ 9.79 7.72% $ 55,881,069 1.26% 1.02% 1.31% 126.86%(h)
Class II Shares
Year Ended December 31,
2020 $ 13.28 0.09 1.60 1.69 (0.21) — (0.21) $ 14.76 13.00% $ 59,555,106 1.37% 0.78% 1.43% 25.45%
Year Ended December 31,
2019 $ 11.07 0.25 2.24 2.49 (0.28) — (0.28) $ 13.28 22.66% $ 60,374,298 1.36% 2.01% 1.41% 22.56%
Year Ended December 31,
2018 $ 13.51 0.15 (2.53) (2.38) (0.06) — (0.06) $ 11.07 (17.65)% $ 51,754,476 1.39% 1.16% 1.44% 18.09%
Year Ended December 31,
2017 $ 9.65 0.10 3.87 3.97 (0.11) — (0.11) $ 13.51 41.22% $ 71,642,987 1.48% 0.82% 1.53% 32.35%
Year Ended December 31,
2016 $ 9.05 0.07 0.61 0.68 (0.08) — (0.08) $ 9.65 7.48% $ 46,972,982 1.51% 0.75% 1.56% 126.86%(h)
Class D Shares
Year Ended December 31,
2020 $ 13.26 0.08 1.60 1.68 (0.20) — (0.20) $ 14.74 12.92% $ 37,052,918 1.46% 0.67% 1.52% 25.45%
Year Ended December 31,
2019 $ 11.05 0.23 2.25 2.48 (0.27) — (0.27) $ 13.26 22.58% $ 39,778,559 1.45% 1.87% 1.50% 22.56%
Year Ended December 31,
2018 $ 13.48 0.14 (2.53) (2.39) (0.04) — (0.04) $ 11.05 (17.71)% $ 36,774,959 1.47% 1.07% 1.52% 18.09%
Year Ended December 31,
2017 $ 9.64 0.09 3.86 3.95 (0.11) — (0.11) $ 13.48 41.09% $ 51,665,424 1.56% 0.75% 1.61% 32.35%
Period Ended December 31,
2016( i ) $ 9.89 0.01 (0.18) (0.17) (0.08) — (0.08) $ 9.64 (1.75)% $ 42,459,338 1.57% 0.24% 1.62% 126.86%(h)
Class Y Shares
Year Ended December 31,
2020 $ 13.45 0.16 1.60 1.76 (0.26) — (0.26) $ 14.95 13.37% $ 433,936,140 0.97% 1.30% 1.03% 25.45%
Year Ended December 31,
2019 $ 11.20 0.31 2.27 2.58 (0.33) — (0.33) $ 13.45 23.24% $ 780,200,264 0.96% 2.46% 1.01% 22.56%
Year Ended December 31,
2018 $ 13.68 0.26 (2.63) (2.37) (0.11) — (0.11) $ 11.20 (17.34)% $ 612,301,343 0.96% 2.11% 1.01% 18.09%
Year Ended December 31,
2017 $ 9.80 0.02 4.06 4.08 (0.20) — (0.20) $ 13.68 41.69% $ 12,515 1.08% 0.21% 1.13% 32.35%
Year Ended December 31,
2016 $ 9.15 0.12 0.61 0.73 (0.08) — (0.08) $ 9.80 7.94% $ 382,301 1.11% 1.25% 1.16% 126.86%(h)

International Funds - December 31, 2020 - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Excludes merger activity.
( i ) For the period from August 1, 2016 (commencement of operations) through December 31, 2016. Total return is calculated based on inception date of July 29, 2016 through December 31, 2016.

58 - Financial Highlights - December 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT International Equity
Fund
Class I Shares
Year Ended December 31,
2020 $ 10.88 0.15 0.70 0.85 (0.12) — (0.12) $ 11.61 7.95% $ 54,132,605 1.16% 1.48% 1.17% 95.01%
Year Ended December 31,
2019 $ 9.82 0.23 1.59 1.82 (0.28) (0.48) (0.76) $ 10.88 19.12% $ 56,388,546 1.12% 2.14% 1.13% 49.50%
Year Ended December 31,
2018 $ 11.81 0.23 (1.92) (1.69) (0.24) (0.06) (0.30) $ 9.82 (14.53)% $ 54,406,251 1.12% 1.97% 1.13% 59.73%
Year Ended December 31,
2017 $ 9.42 0.17 2.41 2.58 (0.19) — (0.19) $ 11.81 27.45% $ 68,605,319 1.10% 1.61% 1.11% 77.86%
Year Ended December 31,
2016 $ 9.54 0.16 (0.08) 0.08 (0.20) — (0.20) $ 9.42 0.87% $ 57,962,512 1.14% 1.71% 1.15% 84.81%
Class II Shares
Year Ended December 31,
2020 $ 10.78 0.12 0.70 0.82 (0.10) — (0.10) $ 11.50 7.69% $ 47,927,368 1.41% 1.22% 1.42% 95.01%
Year Ended December 31,
2019 $ 9.73 0.20 1.58 1.78 (0.25) (0.48) (0.73) $ 10.78 18.91% $ 48,215,227 1.37% 1.89% 1.38% 49.50%
Year Ended December 31,
2018 $ 11.71 0.19 (1.90) (1.71) (0.21) (0.06) (0.27) $ 9.73 (14.80)% $ 44,326,936 1.37% 1.68% 1.38% 59.73%
Year Ended December 31,
2017 $ 9.35 0.15 2.37 2.52 (0.16) — (0.16) $ 11.71 27.07% $ 55,773,178 1.35% 1.35% 1.36% 77.86%
Year Ended December 31,
2016 $ 9.47 0.14 (0.08) 0.06 (0.18) — (0.18) $ 9.35 0.63% $ 40,273,681 1.39% 1.47% 1.40% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - December 31, 2020 - Notes to Financial Statements - 59
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2020, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth) ("International
Growth")
NVIT Columbia Overseas Value Fund (formerly, Templeton NVIT International Value Fund) ("Overseas Value")
NVIT Emerging Markets Fund ("Emerging Markets")
NVIT International Equity Fund ("International Equity")
Only separate accounts established by (“NLIC”), a wholly
owned subsidiary of NFS, and Nationwide Life and Annuity
Insurance Company (“NLAIC”), a wholly owned subsidiary of
NLIC, hold shares of International Growth and International
Equity. Shares of Overseas Value are held by separate
accounts established by NLIC and NLAIC and other unaffiliated insurance companies. Shares of Emerging Markets are held
by separate accounts established by NLIC and NLAIC, other
unaffiliated insurance companies, and other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint
Funds and NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class D, Class I, Class
II, Class X, Class Y and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any
differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Effective April 17, 2020, the Templeton NVIT International Fund
was renamed NVIT Columbia Overseas Value Fund.
Effective March 13, 2020, the NVIT Multi-Manager International
Growth Fund was renamed NVIT AllianzGI International
Growth Fund.
Class X and Class Z of Columbia Overseas Value commenced
operations on October 12, 2020.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)

60 - Notes to Financial Statements - December 31, 2020 - International Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time”. Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

International Funds - December 31, 2020 - Notes to Financial Statements - 61
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
International Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 11,376,085 $ – $ 11,376,085
Banks – 14,450,513 – 14,450,513
Biotechnology – 1,884,846 – 1,884,846
Building Products – 3,679,710 – 3,679,710
Capital Markets – 3,208,747 – 3,208,747
Chemicals – 6,181,774 – 6,181,774
Diversified Consumer Services 1,661,320 – – 1,661,320
Diversified Financial Services – 1,320,359 – 1,320,359
Electronic Equipment, Instruments &
Components – 7,579,104 – 7,579,104
Entertainment 20,110,950 – – 20,110,950
Food & Staples Retailing 3,957,330 – – 3,957,330
Health Care Equipment & Supplies – 18,442,403 – 18,442,403
Hotels, Restaurants & Leisure – 7,311,890 – 7,311,890
Industrial Conglomerates – 2,454,753 – 2,454,753
Insurance – 6,503,285 – 6,503,285
Interactive Media & Services – 11,278,219 – 11,278,219
Internet & Direct Marketing Retail 22,004,087 4,126,085 – 26,130,172
IT Services 29,647,797 4,870,402 – 34,518,199
Machinery – 7,527,856 – 7,527,856
Pharmaceuticals – 2,428,577 – 2,428,577
Road & Rail 1,130,932 – – 1,130,932
Semiconductors & Semiconductor
Equipment – 22,952,369 – 22,952,369
Software 4,835,787 16,557,265 – 21,393,052
Textiles, Apparel & Luxury Goods – 2,429,539 – 2,429,539
Trading Companies & Distributors – 6,010,013 – 6,010,013
Total Common Stocks $ 83,348,203 $ 162,573,794 $ – $ 245,921,997
Total $ 83,348,203 $ 162,573,794 $ – $ 245,921,997
Overseas Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Auto Components $ – $ 3,523,094 $ – $ 3,523,094
Automobiles – 7,013,687 – 7,013,687
Banks 2,129,789 33,242,794 – 35,372,583
Beverages 3,549,560 – – 3,549,560
Biotechnology 2,142,880 – – 2,142,880
Capital Markets – 4,192,839 – 4,192,839
Chemicals – 7,813,198 – 7,813,198
Construction & Engineering – 7,253,435 – 7,253,435
Distributors – 1,274,893 – 1,274,893
Diversified Financial Services – 9,040,383 – 9,040,383
Diversified Telecommunication Services 4,373,358 8,179,005 – 12,552,363
Electric Utilities – 4,068,583 – 4,068,583
Electrical Equipment – 5,100,911 – 5,100,911
Electronic Equipment, Instruments &
Components – 9,541,793 – 9,541,793
Energy Equipment & Services – 2,220,799 – 2,220,799
Equity Real Estate Investment Trusts
(REITs) – 1,368,825 – 1,368,825
Food & Staples Retailing 2,688,510 4,340,784 – 7,029,294

62 - Notes to Financial Statements - December 31, 2020 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Food Products $ – $ 7,888,409 $ – $ 7,888,409
Health Care Equipment & Supplies 615,025 1,506,027 – 2,121,052
Health Care Providers & Services – 4,493,522 – 4,493,522
Hotels, Restaurants & Leisure – 769,980 – 769,980
Household Durables – 3,406,172 – 3,406,172
Independent Power and Renewable
Electricity Producers – 1,139,652 – 1,139,652
Industrial Conglomerates – 4,412,442 – 4,412,442
Insurance – 27,120,785 – 27,120,785
Internet & Direct Marketing Retail – 1,301,233 – 1,301,233
IT Services – 11,295,983 – 11,295,983
Machinery – 16,195,320 – 16,195,320
Media – 2,206,394 – 2,206,394
Metals & Mining 9,016,497 – – 9,016,497
Multi-Utilities – 3,448,920 – 3,448,920
Oil, Gas & Consumable Fuels 4,235,434 21,711,266 – 25,946,700
Paper & Forest Products – 6,844,889 – 6,844,889
Personal Products – 1,865,637 – 1,865,637
Pharmaceuticals 1,116,235 18,754,802 – 19,871,037
Real Estate Management & Development – 3,105,929 – 3,105,929
Software – 758,614 – 758,614
Textiles, Apparel & Luxury Goods – 1,708,225 – 1,708,225
Tobacco – 7,528,585 – 7,528,585
Trading Companies & Distributors – 6,598,366 – 6,598,366
Wireless Telecommunication Services – 4,105,801 – 4,105,801
Total Common Stocks $ 29,867,288 $ 266,341,976 $ – $ 296,209,264
Exchange Traded Fund 3,458,202 – – 3,458,202
Forward Foreign Currency Contracts – 159,550 – 159,550
Repurchase Agreements – 6,974,147 – 6,974,147
Total Assets $ 33,325,490 $ 273,475,673 $ – $ 306,801,163
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (79,118) $ – $ (79,118)
Total Liabilities $ – $ (79,118) $ – $ (79,118)
Total $ 33,325,490 $ 273,396,555 $ – $ 306,722,045
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 1,413,380 $ – $ – $ 1,413,380
Auto Components – 2,312,739 – 2,312,739
Automobiles – 2,508,012 – 2,508,012
Banks 22,296,518 47,206,624 – 69,503,142
Beverages 1,667,110 10,423,594 – 12,090,704
Biotechnology – 3,227,987 – 3,227,987
Capital Markets – 4,501,807 – 4,501,807
Chemicals – 11,078,103 – 11,078,103
Communications Equipment – 5,635,575 – 5,635,575
Construction & Engineering – 6,115,655 – 6,115,655
Construction Materials – 4,035,556 – 4,035,556
Consumer Finance – 2,549,800 – 2,549,800
Diversified Consumer Services 6,854,531 704,117 – 7,558,648
Diversified Financial Services – 1,317,579 – 1,317,579
Diversified Telecommunication Services 3,320,607 944,025 – 4,264,632
Electric Utilities – 1,568,543 – 1,568,543
Electrical Equipment – 783,540 – 783,540
Electronic Equipment, Instruments &
Components 1,650,510 13,831,051 – 15,481,561

International Funds - December 31, 2020 - Notes to Financial Statements - 63
Level 1 Level 2 Level 3 Total
Assets:
Entertainment $ 10,846,661 $ 7,777,366 $ – $ 18,624,027
Equity Real Estate Investment Trusts
(REITs) 1,716,358 – – 1,716,358
Food & Staples Retailing – 3,322,093 – 3,322,093
Food Products 2,027,648 2,156,014 – 4,183,662
Gas Utilities – 3,112,745 – 3,112,745
Hotels, Restaurants & Leisure 5,906,362 8,578,661 – 14,485,023
Household Durables – 4,046,801 – 4,046,801
Industrial Conglomerates – 1,555,501 – 1,555,501
Insurance – 21,206,062 – 21,206,062
Interactive Media & Services 5,995,156 34,779,124 – 40,774,280
Internet & Direct Marketing Retail 45,448,046 20,405,814 – 65,853,860
IT Services 11,392,479 6,004,217 – 17,396,696
Leisure Products – 489,782 – 489,782
Life Sciences Tools & Services – 7,287,313 – 7,287,313
Machinery – 6,812,216 – 6,812,216
Marine – 5,152,608 – 5,152,608
Metals & Mining 7,597,834 14,942,744 – 22,540,578
Multiline Retail – 954,494 – 954,494
Oil, Gas & Consumable Fuels 5,890,873 12,777,647 – 18,668,520
Paper & Forest Products – 3,551,980 – 3,551,980
Personal Products 4,434,589 – – 4,434,589
Professional Services 1,446,434 – – 1,446,434
Real Estate Management & Development – 5,513,855 – 5,513,855
Road & Rail – 4,660,367 – 4,660,367
Semiconductors & Semiconductor
Equipment 21,589,921 54,300,651 – 75,890,572
Specialty Retail – 4,166,649 – 4,166,649
Technology Hardware, Storage &
Peripherals – 40,138,283 – 40,138,283
Textiles, Apparel & Luxury Goods – 8,769,152 – 8,769,152
Thrifts & Mortgage Finance – 5,824,460 – 5,824,460
Tobacco – 3,375,846 – 3,375,846
Transportation Infrastructure 5,952,030 1,121,367 – 7,073,397
Wireless Telecommunication Services – 9,493,207 – 9,493,207
Total Common Stocks $ 167,447,047 $ 421,021,326 $ – $ 588,468,373
Repurchase Agreements – 16,351,919 – 16,351,919
Total $ 167,447,047 $ 437,373,245 $ – $ 604,820,292
International Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 1,182,063 $ – $ 1,182,063
Auto Components 1,436,719 555,364 – 1,992,083
Automobiles – 2,119,774 – 2,119,774
Banks 507,193 8,801,228 – 9,308,421
Beverages 175,979 – – 175,979
Biotechnology – 469,791 – 469,791
Building Products – 2,823,987 – 2,823,987
Capital Markets – 2,179,086 – 2,179,086
Chemicals – 3,095,981 – 3,095,981
Commercial Services & Supplies – 454,064 – 454,064
Communications Equipment – 141,745 – 141,745
Construction Materials – 452,356 – 452,356
Consumer Finance – 95,227 – 95,227
Diversified Financial Services – 1,158,548 – 1,158,548
Diversified Telecommunication Services – 527,387 – 527,387
Electric Utilities – 1,020,996 – 1,020,996

64 - Notes to Financial Statements - December 31, 2020 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Electrical Equipment $ – $ 2,566,444 $ – $ 2,566,444
Electronic Equipment, Instruments &
Components – 1,557,029 – 1,557,029
Entertainment 673,067 1,929,090 – 2,602,157
Equity Real Estate Investment Trusts
(REITs) – 897,264 – 897,264
Food & Staples Retailing 702,893 1,323,006 – 2,025,899
Food Products – 2,632,264 – 2,632,264
Gas Utilities – 496,120 – 496,120
Health Care Equipment & Supplies – 933,279 – 933,279
Health Care Providers & Services – 481,884 – 481,884
Hotels, Restaurants & Leisure – 1,696,864 – 1,696,864
Household Durables – 1,603,791 – 1,603,791
Independent Power and Renewable
Electricity Producers – 292,218 – 292,218
Insurance 531,062 4,557,883 – 5,088,945
Interactive Media & Services 150,502 1,190,996 – 1,341,498
Internet & Direct Marketing Retail 2,476,146 – – 2,476,146
IT Services 2,806,333 513,350 – 3,319,683
Leisure Products – 520,276 – 520,276
Life Sciences Tools & Services 95,930 – – 95,930
Machinery – 2,902,062 – 2,902,062
Media 236,158 491,575 – 727,733
Metals & Mining 1,314,332 3,171,537 – 4,485,869
Multiline Retail 811,030 – – 811,030
Oil, Gas & Consumable Fuels 476,887 4,101,776 – 4,578,663
Paper & Forest Products – 279,776 – 279,776
Personal Products 437,724 725,871 – 1,163,595
Pharmaceuticals – 7,446,534 – 7,446,534
Professional Services – 1,276,877 – 1,276,877
Real Estate Management & Development – 1,243,589 – 1,243,589
Road & Rail 1,214,043 990,704 – 2,204,747
Semiconductors & Semiconductor
Equipment – 5,143,727 – 5,143,727
Software 242,828 482,920 – 725,748
Specialty Retail – 1,709,069 – 1,709,069
Technology Hardware, Storage &
Peripherals – 3,732,532 – 3,732,532
Textiles, Apparel & Luxury Goods – 1,078,750 – 1,078,750
Tobacco – 1,245,899 – 1,245,899
Water Utilities – 72,318 – 72,318
Wireless Telecommunication Services – 2,931,401 – 2,931,401
Total Common Stocks $ 14,288,826 $ 87,296,272 $ – $ 101,585,098
Repurchase Agreements – 1,506,260 – 1,506,260
Total $ 14,288,826 $ 88,802,532 $ – $ 103,091,358
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the year ended December 31, 2020, Overseas Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

International Funds - December 31, 2020 - Notes to Financial Statements - 65
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At December 31, 2020, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of
Overseas Value
Common
Stocks Total
Balance as of 12/31/2019 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases 238,094 238,094
Sales — —
Change in Unrealized Appreciation/Depreciation (238,094) (238,094)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2020 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 12/31/2020* $ (238,094) $(238,094)
Amounts designated as "−" are zero or have been rounded to zero.
*
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities ."

66 - Notes to Financial Statements - December 31, 2020 - International Funds
unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts”, in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2020:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2020
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net
Overseas Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 159,550
Total $ 159,550
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (79,118)
Total $ (79,118)
Overseas Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (203,658)
Total $ (203,658)
Overseas Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 80,432
Total $ 80,432
Overseas Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 4,803,940
Average Settlement Value Sold $ 8,480,474

International Funds - December 31, 2020 - Notes to Financial Statements - 67
payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2020:
Securities Lending
During the year ended December 31, 2020, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
Overseas Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Morgan Stanley Co., Inc.
Forward Foreign
Currency Contracts $ 159,550 $ (79,118) $ — $ 80,432
Total $ 159,550 $ (79,118) $ — $ 80,432
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Morgan Stanley Co., Inc.
Forward Foreign
Currency Contracts $ (79,118) $ 79,118 $ — $ —
Total $ (79,118) $ 79,118 $ — $ —
Amounts designated as “—” are zero.

68 - Notes to Financial Statements - December 31, 2020 - International Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
At December 31, 2020, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Overseas Value $ 6,974,147
Emerging Markets 16,351,919
International Equity 1,506,260
At December 31, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $69,800,620, collateralized by U.S. Government
Agency Securities, 4.00%, maturing 3/20/2050; total market value $71,196,000.
Cantor Fitzgerald & Co., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $115,014,935, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 4/1/2021 - 2/20/2067; total market value $117,314,192.
CF Secured, LLC, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $51,000,453, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 11/30/2022 - 11/20/2070; total market value $52,020,504.
HSBC Bank plc, 0.10%, dated 12/31/2020, due 1/4/2021, repurchase price $347,341,670, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.00%, maturing 9/9/2021 - 8/15/2050; total market value $354,427,338.

International Funds - December 31, 2020 - Notes to Financial Statements - 69
At December 31, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Pershing LLC, 0.12%, dated 12/31/2020, due 1/4/2021, repurchase price $53,000,707, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 10.00%, maturing 2/15/2021 - 5/20/2070; total market value $54,060,000.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Overseas Value
Cantor Fitzgerald
& Co. $ 2,474,147 $ – $ 2,474,147 $ (2,474,147) $ –
Overseas Value CF Secured, LLC 500,000 – 500,000 (500,000) –
Overseas Value HSBC Bank plc 3,000,000 – 3,000,000 (3,000,000) –
Overseas Value Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 6,974,147 $ – $ 6,974,147 $ ` (6,974,147) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Emerging
Markets
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Emerging
Markets
Cantor Fitzgerald
& Co. 2,351,919 – 2,351,919 (2,351,919) –
Emerging
Markets CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Emerging
Markets HSBC Bank plc 8,000,000 – 8,000,000 (8,000,000) –
Emerging
Markets Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 16,351,919 $ – $ 16,351,919 $ (16,351,919) $ –

70 - Notes to Financial Statements - December 31, 2020 - International Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2020 are primarily attributable to foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), and merger transactions.
Temporary differences arise when certain items of income,
gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse
at some time in the future. The temporary differences as of
December 31, 2020 may primarily be attributable to outstanding wash sale loss deferrals and investments in PFICs. These
reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Equity
Cantor Fitzgerald
& Co. $ 406,260 $ – $ 406,260 $ (406,260) $ –
International
Equity HSBC Bank plc 1,100,000 – 1,100,000 (1,100,000) –
Total $ 1,506,260 $ – $ 1,506,260 $ (1,506,260) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* At December 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

International Funds - December 31, 2020 - Notes to Financial Statements - 71
Reclassifications for the year ended December 31, 2020 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2020, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
International Growth $ – $ –
Overseas Value 38,108,248 (38,108,248)
Emerging Markets – –
International Equity 1 (1)
Amounts designated as "—" are zero or have been rounded to zero.
Fund Subadviser
International Growth Allianz Global Investors U.S. LLC(a)
Overseas Value Columbia Management Investment Advisers, LLC(b)
Emerging Markets Lazard Asset Management LLC ("Lazard")
Standard Life Investments (Corporate Funds) Limited
International Equity Lazard
(a) Effective March 13, 2020, Allianz Global Investors U.S. LLC was appointed as the sole subadviser to the Fund. Effective
March 13, 2020, WCM Investment Management LLC were terminated and ceased serving as subadviser to the Fund.
(b) Effective April 17, 2020, Columbia Management Investment Advisers, LLC was appointed as the subadviser to the Fund.
Effective April 17, 2020, Templeton Investment Counsel, LLC was terminated and ceased serving as subadviser to the Fund.

72 - Notes to Financial Statements - December 31, 2020 - International Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2020, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2021:
(a) Effective March 16, 2020. Prior to March 16, 2020, the contractual advisory fee waiver was 0.033%.
During the year ended December 31, 2020, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Through March 14, 2020, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its
Investment Advisory Fee an amount from International
Growth equal to $11,925 for which NFA shall not be entitled to later seek recoupment.
Effective July 23, 2020, NFA has agreed to voluntarily waive
0.03% of its Investment Advisory Fees from Emerging Markets.
During the year ended December 31, 2020, NFA voluntarily
waived investment advisory fees payable by Emerging
Markets in an amount equal to $72,561, for which NFA shall not be entitled to later seek recoupment. Voluntary waivers may be discontinued at any time at the discretion of NFA.
For the year ended December 31, 2020, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
International Growth Up to $1 billion 0.85%
$1 billion and more 0.80%
Overseas Value Up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
Fund
Advisory Fee Waiver
(annual rate)
International Growth(a) 0.058%
Emerging Markets 0.050%
International Equity 0.010%
Fund Amount
International Growth $ 110,084
Emerging Markets 346,190
International Equity 9,162
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
International Growth 0.85% 0.79% 0.78% 0.65%
Overseas Value 0.75 N/A N/A 0.75
Emerging Markets 0.95 0.90 0.89 0.89
International Equity 0.80 0.79 0.79 0.79
N/A -- Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.

International Funds - December 31, 2020 - Notes to Financial Statements - 73
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of December 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2020, NFM earned an
aggregate of $602,347 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration,
Fund Classes
Amount
(annual rate)
International Growth All Classes 0.88%
Overseas Value(a) All Classes 0.87%
Emerging Markets All Classes 1.20%
(a) Until April 30, 2022 for Class X and Class Z shares.
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
International Growth $ — $ — $ 251,553 $ 251,553
Overseas Value — 6,997 52 7,049
Emerging Markets — — — —
International Equity — — — —
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

74 - Notes to Financial Statements - December 31, 2020 - International Funds
monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2020, the Funds' aggregate
portion of such costs amounted to $4,222.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II, Class D and Class Z shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class
I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
For the year ended December 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2020, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
Effective July 9, 2020, the Trust and NMF (together, the “Trusts”)
have renewed the credit agreement with JPMorgan, The Bank
of New York Mellon, and Wells Fargo Bank National Association
(the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended December
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
Fund Class I Class II Class D Class X Class Z
International Growth 0.15% 0.15 %  N/A  N/A  N/A
Overseas Value 0.15  N/A  N/A 0.01% 0.01%
Emerging Markets 0.15 0.15 0.24 %  N/A  N/A
International Equity 0.15 0.15  N/A  N/A  N/A
N/A — Not Applicable.
Fund Amount
International Growth $ 292,349
Overseas Value 268,670
Emerging Markets 243,264
International Equity 137,447

International Funds - December 31, 2020 - Notes to Financial Statements - 75
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2020, none of the Funds engaged in
interfund lending.
Investment Transactions
For the year ended December 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Fund Purchases Sales
International Growth $ 87,384,188 $ 106,621,552
Overseas Value 248,558,074 247,989,574
Emerging Markets 172,022,185 545,206,391
International Equity 85,967,988 92,693,438

76 - Notes to Financial Statements - December 31, 2020 - International Funds
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the year ended December 31, 2020, the Funds recaptured the following amounts of brokerage commissions:
Mergers
At close of business on October 9, 2020, NVIT Columbia
Overseas Value Fund (“Acquiring Fund”) acquired all of the
net assets of NVIT Multi-Manager International Value Fund
(“Target Fund”), each a series of the Trust, pursuant to a
plan of reorganization approved by the Board of Trustees at
a meeting held on June 10, 2020. The reorganization of the
Target Fund was approved by the shareholders of the Target
Fund. The purpose of the reorganization was to combine
funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished
by a tax free exchange of 9,394,794 shares of the Acquiring
Fund, valued at $85,797,608, for the assets of the Target Fund.
The investment portfolio of the Target Fund, with a fair value of
$82,083,271 and identified cost of $83,088,608 at October 9,
2020, was the principal asset acquired by the Acquiring Fund.
The net assets of the Acquiring Fund immediately before the
acquisition were $179,179,198. The net assets of the Acquiring
Fund immediately following the acquisition were $264,976,806.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class II shares of the Target Fund received a number of
shares proportional to their ownership of Class Z shares of the
Acquiring Fund. Shareholders of Class I and Class IV shares
of the Target Fund received a number of shares proportional to their ownership of Class X shares of the Acquiring Fund.
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after the reorganization.
Fund Amount
International Growth $ —
Overseas Value 983
Emerging Markets —
International Equity —
Amounts designated as "—" are zero or have been rounded to zero.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT Multi-Manager International Value Fund $(926,422)
Class I 4,669,868 $28,822,880 $6.1721
Class II 8,320,266 50,911,745 6.1190
Class IV 980,403 6,062,983 6.1842
Acquiring Fund
NVIT Columbia Overseas Value Fund $17,527,551
Class I 19,615,663 $179,169,452 $9.1340
Class X 534 4,873 9.1327
Class Z 534 4,873 9.1323
After Reorganization
NVIT Columbia Overseas Value Fund $16,601,129
Class I 19,615,663 $179,169,452 $9.1340
Class X 3,820,423 34,890,736 9.1327
Class Z 5,575,439 50,916,618 9,1323

International Funds - December 31, 2020 - Notes to Financial Statements - 77
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $4,314,155;
Net gains (losses) on investments $(18,219,128);
Net change in unrealized appreciation/depreciation $29,460,823; and
Net increase (decrease) in net assets resulting from operations $15,555,850.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 9, 2020.
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
The tax character of distributions paid during the year ended December 31, 2019 was as follows:
As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
International Growth $ 15,583,706 $ 45,786,252 $ 61,369,958 $ – $ 61,369,958
Overseas Value 2,418,670 – 2,418,670 – 2,418,670
Emerging Markets 10,361,646 – 10,361,646 – 10,361,646
International Equity 987,622 – 987,622 – 987,622
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
International Growth $ 13,367,733 $ 63,886,128 $ 77,253,861 $ – $ 77,253,861
Overseas Value 4,652,535 17,116,714 21,769,249 – 21,769,249
Emerging Markets 22,450,697 – 22,450,697 – 22,450,697
International Equity 2,522,588 4,560,447 7,083,035 – 7,083,035
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
International Growth $ 3,061,611 $ 6,434,085 $ 9,495,696 $ – $ – $ 116,783,436 $ 126,279,132
Overseas Value 7,381,073 – 7,381,073 – (56,067,337) 53,680,582 4,994,318
Emerging Markets 5,429,721 – 5,429,721 – (105,230,578) 145,877,355 46,076,498
International Equity 1,613,920 – 1,613,920 – (7,056,435) 22,605,569 17,163,054
Amounts designated as "−" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

78 - Notes to Financial Statements - December 31, 2020 - International Funds
As of December 31, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2020.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Growth $ 128,758,956 $ 117,977,440 $ (814,399) $ 117,163,041
Overseas Value 253,222,905 56,344,088 (2,844,948) 53,499,140
Emerging Markets 458,054,315 173,393,250 (26,627,273) 146,765,977
International Equity 80,402,965 25,143,297 (2,454,904) 22,688,393
Fund Amount
Overseas Value $(56,067,337)
Emerging Markets (105,230,578)*
International Equity (7,056,435)
* A portion of the Fund’s capital loss carryforward is subject to annual limitation under the Internal Revenue Code and related regulations.

International Funds - December 31, 2020 - Report of Independent Registered Public Accounting Firm - 79
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT AllianzGI International
Growth Fund, NVIT Columbia Overseas Value Fund, NVIT Emerging Markets Fund and NVIT International Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT AllianzGI
International Growth Fund, NVIT Columbia Overseas Value Fund, NVIT Emerging Markets Fund and NVIT International Equity
Fund (four of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of
December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
December 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

80 - Supplemental Information - December 31, 2020 (Unaudited) - International Funds
Amundi NVIT Multi-Sector Bond Fund
BlackRock NVIT Equity Dividend Fund
BlackRock NVIT Managed Global Allocation Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT
Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT
Nationwide Fund)
NVIT Columbia Overseas Value Fund (formerly, Templeton
NVIT International Value Fund)
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Disciplined Equity Fund
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT
Multi-Manager Large Cap Growth Fund)
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT
Dynamic U.S. Growth Fund)
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly,
American Century NVIT Multi Cap Value Fund)
NVIT Newton Sustainable U.S. Equity Fund (formerly,
Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-
Manager Mid Cap Growth Fund)
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final

International Funds - December 31, 2020 (Unaudited) - Supplemental Information - 81
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that DoubleLine NVIT Total Return
Tactical Fund, NVIT AllianzGI International Growth Fund, NVIT
AQR Large Cap Defensive Style Fund, NVIT Core Bond Fund,
NVIT Core Plus Bond Fund, NVIT Emerging Markets Fund,
NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights
Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT Jacobs Levy Large Cap Growth
Fund, NVIT JP Morgan Disciplined Equity Fund, NVIT JP
Morgan Mozaic Multi-Asset Fund, NVIT Mellon Dynamic U.S.
Core Fund, NVIT Mellon Dynamic U.S. Equity Income Fund,
NVIT Real Estate Fund, NVIT Short Term Bond Fund, and
NVIT Wells Fargo Discovery Fund were each shown to pay
actual management fees and to have total expense ratios
(including 12b-1/non-12b-1 fees) at levels below or equal to their peer group medians or within a generally acceptable
range above the Fund’s peer group median. In addition, the
Trustees considered that, with the exception of the Funds
referred to below in this paragraph, each of those Funds
was shown to have experienced three-year performance for
the period ended June 30, 2020 (or, if shorter, for the period since the Fund’s inception) at or above its peer group median, or within the third quintile of its peer group. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered management’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT GS International Equity Insights Fund, NVIT
GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity
Insights Fund, NVIT iShares
®
Fixed Income ETF Fund NVIT
iShares
®
Global Equity ETF Fund, NVIT JP Morgan Disciplined
Equity Fund, and NVIT JP Morgan Mozaic Multi-Asset Fund,
the Trustees considered that these Funds had been relatively recently organized and did not have three years of performance.
With respect to NVIT Jacobs Levy Large Cap Growth Fund and
NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees
considered that a new subadviser was appointed to the Fund
in May 2020 and April 2020, respectively, and additional time was necessary to evaluate each Fund’s performance under
the new subadviser. The Trustees determined on the basis of
all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Amundi NVIT Multi-Sector Bond Fund,
BlackRock NVIT Managed Global Allocation Fund, Federated
NVIT High Income Bond Fund, Neuberger Berman NVIT Multi-
Cap Opportunities Fund, NVIT Columbia Overseas Value Fund,
NVIT Government Bond Fund, NVIT Government Money Market
Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Newton Sustainable U.S.
Equity Fund, and NVIT U.S. 130/30 Equity Fund, the Trustees
considered that, although each Fund was shown to pay actual
management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was equal to or lower than or within a generally acceptable range of the Fund’s peer group median. The Trustees considered that each of
Federated NVIT High Income Bond, Neuberger Berman NVIT
Multi-Cap Opportunities Fund, NVIT Columbia Overseas Value
Fund, NVIT Government Bond Fund, NVIT Government Money
Market Fund, and NVIT Managed American Funds Asset

82 - Supplemental Information - December 31, 2020 (Unaudited) - International Funds
Allocation Fund had experienced three-year performance for
the period ended June 30, 2020 at or above its peer group
median, or within the third quintile of its peer group. With respect to Amundi NVIT Multi-Sector Bond Fund, the Trustees
noted that the Fund had experienced three-year performance
in the fifth quintile of its peer group and considered that in
February 2019 the Fund’s prior sub-adviser was replaced. With respect to BlackRock NVIT Managed Global Allocation Fund,
the Trustees noted that the Fund had experienced three-year
performance below its peer group median and considered the
Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market
conditions, including those experienced in recent periods. With respect to NVIT International Equity Fund, the Trustees noted
that the Fund had experienced three-year performance in the
fifth quintile of its peer group and considered the Adviser’s statement that it is considering future opportunities for the Fund in light of its recent underperformance and its stronger long-
term (ten-year) performance. With respect to NVIT Newton
Sustainable U.S. Equity Fund, the Trustees noted that the Fund had experienced three-year performance below its peer group
median and considered that a new sub-adviser was appointed
in May 2020 and additional time was necessary to evaluate the
Fund’s performance under the new subadviser. With respect
to NVIT U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been relatively recently organized and did not
have three years of performance. The Trustees determined on
the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to BlackRock NVIT Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-
12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the second
quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was consistent with the
continuation of the Fund’s advisory agreement.
With respect to NVIT Managed American Funds Growth &
Income Fund, the Trustees considered that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median, the Fund was
shown to pay actual management fees at a level lower than
its peer group. They noted that the Fund had experienced
three-year performance below its peer group median and
considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under
various market conditions, including those experienced in
recent periods. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of Blackrock NVIT Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Other Federal Tax Information
For the year ended December 31, 2020 certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended December 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
International Growth 1.14%
Overseas Value –
Emerging Markets 0.02
International Equity 0.03
Amounts designated as "−" are zero or have been rounded to zero.

International Funds - December 31, 2020 (Unaudited) - Supplemental Information - 83
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2020, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2020, the foreign tax credit for each Fund was as follows:
Fund Amount
International Growth $ 45,786,252
Overseas Value –
Emerging Markets –
International Equity –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
International Growth $ 1,821,438 $ 0.0874
Overseas Value 4,610,236 0.1630
Emerging Markets 9,963,345 0.2487
International Equity 1,704,054 0.1929
Fund Amount Per Share
International Growth $ 97,585 $ 0.0047
Overseas Value 454,152 0.0161
Emerging Markets 2,197,736 0.0548
International Equity 205,066 0.0232

84 - Management Information - December 31, 2020 - International Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

International Funds - December 31, 2020 - Management Information - 85
Interested Trustee
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

86 - Management Information - December 31, 2020 - International Funds
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act , which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

International Funds - December 31, 2020 - Market Index Definitions - 87
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long U.S. Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities
10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

88 - Market Index Definitions - December 31, 2020 - International Funds
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.

International Funds - December 31, 2020 - Market Index Definitions - 89
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related

90 - Market Index Definitions - December 31, 2020 - International Funds
companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
NYSE Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher
forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.

International Funds - December 31, 2020 - Market Index Definitions - 91
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-INT (2-21)

Annual Report
December 31, 2020
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Nationwide Funds
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 24
Statements of Investments 26
Statements of Assets and Liabilities 134
Statements of Operations 138
Statements of Changes in Net Assets 140
Financial Highlights 148
Notes to Financial Statements 157
Report of Independent Registered Public Accounting Firm 180
Supplemental Information 181
Management Information 185
Market Index Definitions 188

Nationwide Variable Insurance Trust - December 31, 2020 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced an unprecedented period of volatility during the annual reporting period ended December 31, 2020, as investors tried to make
sense out of the coronavirus outbreak and the resulting
economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown before recovering as the period closed, with growth rates -5.0% in the first quarter of 2020, a record
-31.4% in the second quarter and a record +33.1% in the third quarter. Economists estimate a continued rebound in 2021.
Corporate profits collapsed, with a decline of 16% forecast for
2020 but is expected to recover within the next year as the
economy continues to emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
spurred from the Pandemic outbreak, and the lasting
implications remain unclear.
Asset Class
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the year. The S&P
500
®
Index (“S&P 500”) started the period strong, as an
accommodating Federal Reserve and steady economic growth
drove a cumulative return of 5.0% through mid-February. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23,
2020. Since 1950, there have been five previous occasions
where the S&P 500 fell 30%, taking on average 297 trading
days (roughly a year and 2 months), with 1987 the previous
quickest decline at 70 days. This time, it took 20 days.
Aggressive fiscal and monetary policy, paired with the prospect for an economic reopen, drove investor sentiment higher, with a 69% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 18.4%, which is impressive given the severe disruption caused by COVID-19.
Fixed income returns were positive, with a substantial drop
in interest rates more than offsetting modestly wider credit spreads.
International markets followed a similar pattern as domestic, though the MSCI EAFE
®
Index continued to lag the S&P
500, returning just 7.8%, while the MSCI Emerging Markets
®
Index was roughly in line at 18.3%. The global outbreak and
subsequent economic shutdown had a broad impact, though
the strong economic rebound and aggressive global central
bank stimulus led to strong performance in the second-half of the period .
The S&P 500 was higher in seven of the 12-months during
the reporting period.
While much of 2020 was characterized by near-universal strong returns and low volatility for risk-assets, volatility dramatically improved through the reporting period, though most risk-
assets delivered positive returns. Growth stocks substantially outperformed value stocks, while small-cap stocks staged an
impressive rebound and modestly outperformed large cap
stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus, first by bringing the Fed Funds target rate
to effectively 0% by March 15, followed by an aggressive
bond buying program that nearly doubled the balance sheet
from $4.2 trillion to $7.4 trillion through the period. Fed Chair
Powell has indicated that they will remain active in supporting the market, and there is no maximum to their balance sheet
growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.92% to a record-
low of 0.50% as of March 9, 2020 before bouncing modestly to
0.92% by period-end. The 2-year yield dropped from 1.57% to
0.12%, widening the spread between the two yields to 0.80%.
The following chart provides returns for various market
segments for the year ended December 31, 2020:
Index
Annual Total Return
(as of December 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 6.52%
Bloomberg Barclays
Municipal Bond 5.21%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.33%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 13.56%
Bloomberg Barclays U.S.
Aggregate Bond 7.51%
Bloomberg Barclays U.S.
Corporate High Yield 7.11%
MSCI EAFE
®
7.82%
MSCI Emerging Markets
®
18.31%
MSCI World ex USA 10.65%
Russell 1000
®
Growth 38.49%
Russell 1000
®
Value 2.8%
Russell 2000
®
19.96%
S&P 500
®
18.40%
Source: Morningstar

2 - Message to Investors - December 31, 2020 - Nationwide Variable Insurance Trust
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
professional.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

NVIT Bond Index Fund - December 31, 2020 - Fund Commentary - 3
For the Annual reporting period ended December 31, 2020,
the NVIT Bond Index Fund (Class Y) returned 7.33% versus
7.51% for its benchmark, the Bloomberg Barclays U.S.
Aggregate Bond Index. For broader comparison, the median
return for the Fund’s Morningstar
®
insurance funds peer
category, Intermediate Core Bond (consisting of 415 funds
as of December 31, 2020), was 7.48% for the same period.
Performance for the Fund’s other share classes versus the
Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
In the first quarter, January marked a volatile start to the decade.
Shortly following the New Year, a U.S. drone strike killed a key
Iranian general, leading to a spike in oil prices. Rising tensions between the U.S. and Iran pushed global risk appetite lower at the start of the month as Treasuries and gold rallied, with gold hitting a six-year high. Risk assets turned around during the second week of the month as the 2019 rally into 2020 continued
with the Dow Jones and S&P 500 indexes hitting record highs.
Meanwhile, tensions between the U.S. and Iran de-escalated
and news came out that U.S. President Donald Trump and
China’s Vice Premier Liu He would sign the “phase-one” trade deal. Beginning in February 2020, heightened fears around
the increasing spread of COVID-19 dominated the market
narrative, with global fixed-income markets broadly weakening amid the risk-off environment. March was a tumultuous month
in fixed-income markets as investors grappled with the global spread of COVID-19 alongside the tremendous response from
global central banks amidst massive fiscal stimulus packages.
Across Europe and the United States, social distancing and
complete lockdowns in some countries that were aimed to
slow the spread of the virus brought parts of the economy to a complete standstill and other portions were left to adapt to the new normal of working from home.
In the second quarter of 2020, investor sentiment remained
mixed, as positive macro-economic data and the gradual
reopening of the U.S. economy were jeopardized over
concerns over a second wave of COVID-19 cases in the U.S.
As a result, gains in risk assets began to pull back until the
S&P 500 aggressively rallied, erasing its YTD losses. The
2-year rallied by 8 basis points* to 0.15%, and 10-year rates ended the month at 0.66%. After record-high unemployment in
May, the U.S. labor market continued its rebound, as non-farm payrolls rose by 4.8 million jobs (versus 2.9 million estimated), the largest single month gain in U.S. history. In the U.S., the
Federal Open Market Committee (“FOMC”) reiterated its
commitment to provide support and return the labor market to pre-COVID-19 levels. The committee unanimously voted to
maintain the current target range for the Federal Funds Rate at 0-0.25%, and participants affirmed that a strong combination of accommodative fiscal and monetary policy would be needed
to facilitate a durable recovery. This positive sentiment was supported by the prospect of a robust infrastructure spending plan. Abroad, the European Central Bank (“ECB”) announced
further changes to ease its monetary policy stance. The ECB
increased the total size of purchases under the pandemic
emergency purchase program (“PEPP”) by 600 billion euros. In addition, the ECB extended net purchases and the reinvestment of maturing principle payments under this program until at least
June 2021 and the end of 2022, respectively. In Japan, the
Bank of Japan (“BOJ”) maintained its key monetary policy
unchanged, including its policy rates, Japanese Government
Bond (“JGB”) purchases and forward guidance. With the
Japanese economy re-opening after the pandemic, the BOJ
believes that "its economy is likely to remain in a severe
situation" and downgraded its inflation outlook with "the year-
on-year rate of change in the Consumer Price Index (“CPI”) is likely to be negative for the time being."
In the third quarter, September opened with positive sentiment following better than expected non-farm payroll figures for
August and positive data around COVID-19 cases in the United
States. As the month progressed, risk off sentiment hit the
market following concerns over rising case counts in Europe
and the election in the United States. This risk off tone erased some of August’s gains. Notably, the Bloomberg Barclays U.S.
Aggregate Bond Index produced -0.15% in returns, compared
to a 0.07% gain in August. From a policy perspective, the
FOMC maintained its target range of the Federal Funds rate at
0 to 0.25%. The statement was in line with the new long-term policy framework first unveiled in August at Jackson Hole as the
FOMC remained supportive of economic recovery, predicting
near-zero rates through 2023. Contrary to expectations, the
FOMC refrained from changing the composition of its asset
purchase program, but made slight updates to the language.
The third quarter saw strong housing performance as new
home sales rose 4.8% in August to a seasonally adjusted rate of 1.011 million units, the highest level since September 2006.
Continuing this momentum, negotiations continued on a $2.2
trillion proposal for a stimulus bill, with Speaker of the House
Nancy Pelosi and U.S. Treasury Secretary Steven Mnuchin
engaging in further talks of reaching a deal. Reacting to these positive developments, the U.S. 10-year Treasury yield backed up 3 basis points to 0.69% to close out September. Abroad, the
ECB Governing Council kept the interest rates on the marginal lending facility and the deposit facility unchanged at 0.00%,
0.25% and -0.50% respectively. Purchases under the PEPP
were set to continue with a total value of €1.35 billion, while net purchases were set at a monthly pace of €20 billion. The Bank of England also kept its rates unchanged at 0.1% and its bond buying program at €745 billion.
In the fourth quarter, following a period of de-risking ahead of the U.S. Presidential election, investors repositioned into risky assets with key drivers being clarity around the election outcome and the positive results of the COVID-19 vaccine trials.
This exuberance continued in December despite increasing
case counts, Intensive Care Unit bed shortages and more
economic lockdowns associated with the pandemic. The S&P
500
®
Index closed the year at a record high level while the 10-
year Treasury yield backed up 9 basis points to 0.93% as the yield curve bar steepened. 10-year breakeven rates widened
22 basis points to 1.99 on expectations of higher growth and inflation. After much anticipation, Congress passed a combined year-end spending bill and stimulus package that amounts to
$2.3 trillion in total. The legislation provides federal funding for the rest of the fiscal year, supplemental unemployment
benefits and $600 stimulus checks for many Americans. This
bill represents the second largest economic rescue package

4 - Fund Commentary - December 31, 2020 - NVIT Bond Index Fund
in American history. In the December FOMC meeting, the
committee chose not to extend the weighted-average maturity
of their asset purchases, but the minutes indicated they were likely to retain that option should additional accommodation be deemed necessary. Abroad, British lawmakers approved
a trade deal with the European Union finalizing BREXIT and
bringing a close to years of complex and difficult negotiations.
U.S. bonds, represented by the Bloomberg Barclays U.S.
Aggregate Bond Index, increased approximately 7.51% for the
year ending December 31, 2020. From a sector perspective,
Government Agencies were very additive to performance over
the period, as were the Technology, Communications, and
Consumer Cyclicals sectors. Finance Companies detracted
over the period. Security sampling in the Industrials and
Government Agencies sectors contributed positively while
sampling in the Securitized Assets, Utilities, and Treasury
sectors detracted.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Scott Radell and Karen Uyehara
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis
point is equal .001 or 1/100th of 1%.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions.
The Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk
(if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject
to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market
Index Definitions page at the back of this book.

NVIT Bond Index Fund - December 31, 2020 - Fund Commentary - 5
Asset Allocation
1
U.S. Treasury Obligations 36.8%
Corporate Bonds 28.0%
Mortgage-Backed Securities 26.6%
Repurchase Agreements 2.5%
Commercial Mortgage-Backed Securities 2.3%
Foreign Government Securities 1.9%
U.S. Government Agency Securities 1.4%
Supranational 1.2%
Municipal Bonds 0.7%
Asset-Backed Securities 0.3%
Liabilities in excess of other assets (1.7)%
100.0%
Top Industries
2
Banks 4.7%
Oil, Gas & Consumable Fuels 2.1%
Electric Utilities 1.6%
Capital Markets 1.5%
Pharmaceuticals 1.1%
Health Care Providers & Services 1.1%
Diversified Telecommunication Services 1.0%
Equity Real Estate Investment Trusts (REITs) 0.9%
Media 0.9%
Beverages 0.8%
Other Industries
#
84.3%
100.0%
Top Holdings
2
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 1/25/2051 1.4%
U.S. Treasury Notes, 1.50%, 8/15/2022 1.2%
U.S. Treasury Notes, 2.38%, 8/15/2024 1.0%
U.S. Treasury Notes, 2.00%, 8/15/2025 0.9%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 2/25/2051 0.9%
U.S. Treasury Notes, 1.75%, 9/30/2022 0.8%
U.S. Treasury Notes, 1.75%, 3/31/2022 0.8%
U.S. Treasury Notes, 2.00%, 2/15/2025 0.8%
U.S. Treasury Notes, 1.75%, 5/31/2022 0.7%
FNMA/FHLMC UMBS, 15 Year, Single Family,
2.00%, 1/25/2036 0.6%
Other Holdings
#
90.9%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

6 - Fund Commentary - December 31, 2020 - NVIT Bond Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 7.20% 4.07% 3.53% 4/30/2014
Class Y 7.33% 4.23% 3.62% 4/19/2007
Bloomberg Barclays U.S.
Aggregate Bond Index 7.51% 4.44% 3.84%
Expense Ratios
Expense
Ratio
^
Class I 0.38%
Class Y 0.23%
^
Current effective prospectus dated April 29, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Bond Index Fund - December 31, 2020 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Bond Index Fund versus performance of the Bloomberg
Barclays (BBgBarc) U.S. Aggregate Bond Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance for of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2020 - NVIT International Index Fund
For the annual period ended December 31, 2020, the NVIT
International Index Fund (Class II) returned 7.34% versus
7.82% for its benchmark, the MSCI EAFE
®
Index. For broader
comparison, the median return for the Fund’s Morningstar
®
insurance funds peer category, Foreign Large Blend (consisting of 785 funds as of December 31, 2020), was 9.08% for the
same period. Performance for the Fund’s other share classes
versus its benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
For the first quarter, in APAC*, Japan outperformed relatively while the country is likely to see a technical recession after a contraction in its 2019 fourth quarter Gross Domestic Product
(“GDP”) growth due to a sales-tax hike and the COVID-19 hit to
Japan’s tourism and trade in the first quarter. Both Singapore and Australia suffered from record drawdowns on COVID-19
fears. On continental Europe, Italy and Spain were among the worst performers as the COVID-19 outbreak in Italy intensified in late February and virus-related measures started to disrupt economic activities in the broader region with both France and
Germany dragging the index down. The globally integrated
European economy is particularly vulnerable to global supply chain disruptions, posing downside risks to growth. Macro
data across the region already showed a significant negative impact, as export orders sharply declined and the Eurozone
March final manufacturing PMI came in at 44.5 versus 44.6
estimated, which is the lowest since July 2012. In the U.K., business sentiment improved in the first two months, before the spread of COVID-19 started to rattle its economy.
In the second quarter, developed markets (“DM”), as
represented by the MSCI EAFE Index, advanced +15.2% (in
U.S. dollar terms) in the second quarter of 2020, amid strong fiscal and monetary stimulus, combined with the reopening of economies. The European Central Bank (“ECB”) continued
its quantitative easing with a novel and flexible Pandemic
Emergency Purchase Programme (“PEPP”) that allows the ECB
to buy government debt out of proportion to euro area country shareholdings in the bank. Meanwhile, the targeted long-term refinancing operation (“TLTRO”) provided a record boost to the
ECB balance. On continental Europe, Germany outperformed
with stronger government support while Italy, Switzerland and
Spain lagged. Shares in the U.K. underperformed the region.
In APAC, Australia led strong gains after suffering from record drawdowns on COVID-19 fears in the previous quarter. Hong
Kong and Singapore underperformed in the region.
In the third quarter, developed non-U.S. markets DM, as
represented by the MSCI EAFE Index, continued their recovery over the third quarter of 2020 but at a slower pace than the second quarter of 2020, finishing the quarter up +4.87%.
The ease of restrictions and supportive fiscal and monetary
policies over the quarter helped the market recovery over the quarter despite the market drop toward the end of the quarter as concerns about a third wave in the developed countries
started to arise. The ECB kept its quantitative easing policies unchanged even with rising concerns around inflation and debt level in the Eurozone. The low inflation rate, Euro appreciation, and slower recovery sign shown in economic data started to
surface toward the second half of the quarter and pushed the
ECB to consider adjusting its policies in the fourth quarter of
2020 to tackle the low inflation rate.
In the fourth quarter, developed non-U.S. markets DM, as
represented by the MSCI EAFE index, rallied despite negative performance over October. The quarter finished strong with a
+16.1% return from a U.S. dollar perspective. Despite the rising numbers of COVID-19 cases in Europe and reports of the newly discovered strain of the virus in the U.K., the MSCI EAFE Index still posted strong performance. Additionally, the Biden-Harris ticket was declared the winner of the U.S. presidential election.
This caused market participants to forecast decreased trade
tensions between the U.S. and its counterparties, along with more stable global policies. In addition, the announcement of the COVID-19 vaccine and the subsequent debut of vaccine
distribution across developed countries reinforced the
performance of the developed equity markets.
All GICS sectors within the MSCI EAFE Index posted positive
returns over the quarter. Information Technology (+28.73%),
Materials (+21.08%) and Consumer Discretionary (+16.08%)
were the best performing sectors; while Energy (-26.97%),
Real Estate (-6.43%) and Financials (-3.35%) lagged, despite still posting strong returns.
We typically use exchange traded equity index futures in our strategies for the purposes of efficient portfolio management.
Futures are not used for speculative or leveraged positions in the portfolio and all outstanding futures positions are generally covered by cash balances and dividend accruals. Exchange
traded futures are employed to equitize dividend accruals
as well as to manage day-to-day cash flows generated from
contributions, redemptions, client trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to
provide immediate market exposure proportionate to cash
accruals and investable cash within the portfolio. While we
seek to remain fully invested, a small amount of spendable
cash is retained to minimize trading and transactions costs.
Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The futures performance (-0.01%) of the NVIT International
Index Fund can be attributed to rolling costs and/or tracking error between the futures contracts and the index of the Fund.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Rachel Aguirre; Jennifer Hsui, CFA; Alan Mason; Greg Savage,
CFA; and Amy Whitelaw

NVIT International Index Fund - December 31, 2020 - Fund Commentary - 9
*APAC refers to Asia-Pacific and is generally used to describe countries throughout East and South Asia, Southeast Asia, and
Oceania.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition
changes, and the timing of Fund share purchases and
redemptions. The Fund is subject to the risks of investing in equity securities, including mid-sized companies. Smaller
companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less
stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have
more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreements 0.9%
Futures Contracts
†
0.0%
Rights
†
0.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Industries
2
Pharmaceuticals 8.2%
Banks 7.6%
Insurance 5.0%
Chemicals 3.7%
Food Products 3.4%
Machinery 3.2%
Metals & Mining 3.1%
Oil, Gas & Consumable Fuels 3.1%
Automobiles 3.0%
Textiles, Apparel & Luxury Goods 3.0%
Other Industries
#
56.7%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.1%
Roche Holding AG 1.5%
Novartis AG (Registered) 1.3%
ASML Holding NV 1.3%
LVMH Moet Hennessy Louis Vuitton SE 1.1%
Toyota Motor Corp. 1.0%
AIA Group Ltd. 0.9%
SAP SE 0.9%
AstraZeneca plc 0.8%
Sony Corp. 0.8%
Other Holdings
#
88.3%
100.0%
Top Countries
2
Japan 25.1%
United Kingdom 11.8%
France 10.7%
Switzerland 9.7%
Germany 9.3%
Australia 7.9%
Netherlands 4.3%
Sweden 3.2%
Hong Kong 2.8%
Denmark 2.5%
Other Countries
#
12.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

10 - Fund Commentary - December 31, 2020 - NVIT International Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 7.53% 7.30% 3.99% 4/30/2014
Class II 7.34% 7.09% 5.04% 4/28/2006
Class VIII 7.13% 6.88% 4.87% 4/28/2006
Class Y 7.66% 7.46% 5.44% 4/28/2006
MSCI EAFE
®
Index 7.82% 7.45% 5.51%
Expense Ratios
Expense
Ratio
^
Class I 0.44%
Class II 0.64%
Class VIII 0.84%
Class Y 0.29%
^
Current effective prospectus dated April 29, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT International Index Fund - December 31, 2020 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT International Index Fund versus performance of the
MSCI EAFE
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2020 - NVIT Mid Cap Index Fund
For the annual period ended December 31, 2020, the NVIT
Mid Cap Index Fund (Class I) returned 13.11% versus 13.66%
for its benchmark, the S&P MidCap 400
®
Index (S&P 400).
For broader comparison, the median return for the Fund’s
Morningstar
®
insurance funds peer category, Mid-Cap Blend
(consisting of 407 funds as of December 31, 2020), was 12.28%
for the same period. Performance for the Fund’s other share
classes versus its benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
In the first quarter, fears of the COVID-19 outbreak and its economic toll continued to drive unprecedented levels of
financial market volatility. The VIX* index of near-term stock market volatility surged to its highest level since the financial crisis and the S&P 500 experienced its quickest bear market
contraction on record. Economic activity has fallen to a
standstill with Purchasing Managers Index (“PMI”) across the globe registering at their lowest levels on record and jobless claims surged. In late March, U.S. saw record number of initial claims with 3.3 million people filing claims for unemployment benefits while consensus estimate was 1.4 million.
In the second quarter, on the policy front, global governments have unleashed large stimulus packages to combat the shock
on the economy. The U.S. passed several fiscal stimulus
measures, including a $2 trillion relief bill to send money
directly to Americans. Separately, monetary policy moved
toward accommodation as the Federal Reserve cut the policy
rate to 0% and pledged to buy as much government-backed
debt as needed to bolster the markets for housing and Treasury bonds. Furthermore, it announced it would buy corporate
bonds, including the riskiest investment-grade debt, for the first time in its history. U.S. stocks have outperformed other regions in the second quarter of 2020, with a sharper recovery from the troughs of late March. This has largely been supported by the historic policy response. The U.S. has so far delivered coordinated fiscal and monetary support sufficient to offset the estimated initial shock from the pandemic and spillovers to the full economy. Towards the end of the second quarter,
government measures to contain the virus have been gradually lifted in many states, boosting activity and employment.
In the third quarter, U.S. stocks continued their recovery over
July and August and kept on recording all-time highs, until early
September when valuation concerns spooked market volatility
and led to a market sell off. COVID-19 continued to be center stage over the third quarter of 2020 but the ease of restriction, coupled with a drop in the number of new cases in the U.S.
and the Federal Reserve accommodative policies, supported
the U.S. market recovery over the quarter despite the spikes in volatility and the market sell-off that dampened the recovery momentum.
In the fourth quarter, U.S. markets reacted positively to the election results following a poor start to the fourth quarter. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the
U.S. was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December supported the
market’s positive performance, ultimately supporting positive market performance. Sectors that were severely impacted
by the pandemic, such as Energy and Financials, recovered
following positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in
2020.
Most Global Industry Classification Standard (“GICS”) sectors within the S&P 400
®
Index posted positive returns over the year.
Information Technology (+36.32%), Consumer Discretionary
(+31.16%) and Health Care (+30.27%) were the best
performers. While Energy (-67.64%), Utilities (-13.87%), and
Real Estate (-11.76%) were also among the lowest performers.
We typically use exchange traded equity index futures in our strategies for the purposes of efficient portfolio management.
Futures are not used for speculative or leveraged positions in the portfolio and all outstanding futures positions are generally covered by cash balances and dividend accruals. Exchange
traded futures are employed to equitize dividend accruals
as well as to manage day-to-day cash flows generated from
contributions, redemptions, client trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to
provide immediate market exposure proportionate to cash
accruals and investable cash within the portfolio. While we
seek to remain fully invested, a small amount of spendable
cash is retained to minimize trading and transactions costs.
Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The futures performance (-0.03%) of the NVIT Mid Cap Index
Fund can be attributed to rolling costs and/or tracking error between the futures contracts and the index of the fund.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Rachel Aguirre; Jennifer Hsui, CFA; Alan Mason; Greg Savage,
CFA; and Amy Whitelaw
*The Cboe Volatility Index ("VIX") market index that represents the market's expectation of volatility for the next 30-days. Also known as the "Fear Index".
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities
(including mid-sized companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.

NVIT Mid Cap Index Fund - December 31, 2020 - Fund Commentary - 13
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.0%
Repurchase Agreements 3.7%
Futures Contracts 0.1%
Liabilities in excess of other assets (1.8)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 8.3%
Banks 6.0%
Semiconductors & Semiconductor Equipment 5.4%
Machinery 4.7%
Insurance 4.2%
Software 4.1%
Hotels, Restaurants & Leisure 3.9%
Electronic Equipment, Instruments & Components 3.7%
Health Care Equipment & Supplies 3.2%
Health Care Providers & Services 2.9%
Other Industries
#
53.6%
100.0%
Top Holdings
2
Enphase Energy, Inc. 1.0%
Trimble, Inc. 0.8%
SolarEdge Technologies, Inc. 0.8%
Monolithic Power Systems, Inc. 0.7%
Caesars Entertainment, Inc. 0.7%
Fair Isaac Corp. 0.7%
Generac Holdings, Inc. 0.7%
Cognex Corp. 0.7%
Ceridian HCM Holding, Inc. 0.7%
Masimo Corp. 0.6%
Other Holdings
#
92.6%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

14 - Fund Commentary - December 31, 2020 - NVIT Mid Cap Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 13.11% 11.89% 11.04% 10/31/1997
Class II 12.84% 11.66% 10.82% 5/6/2002
Class Y 13.28% 12.07% 11.20% 4/28/2006
S&P MidCap 400
®
Index 13.66% 12.35% 11.51%
Expense Ratios
Expense
Ratio
^
Class I 0.40%
Class II 0.60%
Class Y 0.25%
^
Current effective prospectus dated April 29, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts .

NVIT Mid Cap Index Fund - December 31, 2020 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Mid Cap Index Fund versus performance of the S&P
MidCap 400
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2020 - NVIT S&P 500 Index Fund
For the annual period ended December 31, 2020, the NVIT
S&P 500 Index Fund (Class IV) returned 18.12%* versus
18.40% for its benchmark, the S&P 500
®
Index (S&P 500).
For broader comparison, the median return for the Fund’s
Morningstar
®
peer category, Large Blend (consisting of 1363
funds as of December 31, 2020), was 14.84% for the same
period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
In the first quarter, fears of the COVID-19 outbreak and its economic toll continued to drive unprecedented levels of
financial market volatility. The VIX** index of near-term stock market volatility surged to its highest level since the financial crisis and the S&P 500
®
Index experienced its quickest bear
market contraction on record. Economic activity has fallen to a standstill with Purchasing Managers Index (“PMI”) across the globe registering at their lowest levels on record and jobless claims surged. In late March, the U.S. saw record number
of initial claims with 3.3 million people having filed claims for unemployment benefits while consensus estimate was 1.4
million.
In the second quarter, on the policy front, global governments have unleashed large stimulus packages to combat the shock
on the economy. The U.S. passed several fiscal stimulus
measures, including a $2 trillion relief bill to send direct payments to Americans. Separately, monetary policy moved
toward accommodation as the Federal Reserve cut the policy
rate to 0% and pledged to buy as much government-backed
debt as needed to bolster the markets for housing and Treasury
Bonds. Furthermore, it announced it would buy Corporate
Bonds, including the riskiest investment-grade debt, for the first time in its history. U.S. stocks have outperformed other regions in the second quarter of 2020, with a sharper recovery from the troughs of late March. This has largely been supported by the historic policy response. The U.S. has so far delivered coordinated fiscal and monetary support sufficient to offset the estimated initial shock from the pandemic and spillovers to the full economy. Towards the end of the second quarter,
government measures to contain the virus have been gradually lifted in many states, boosting activity and employment.
In the third quarter, U.S. stocks continued their recovery over
July and August and kept on recording all-time highs, until early
September when valuation concerns spooked market volatility
and led to a market sell off. COVID-19 continued to be center-
stage over the third quarter, but the ease of restriction, coupled with a drop in the number of new cases in the U.S. and the
Federal Reserve accommodative policies, supported the U.S.
market recovery over the quarter despite the spikes in volatility and the market sell-off that dampened the recovery momentum.
In the fourth quarter, U.S. markets reacted positively to the election results following a poor start to the fourth quarter.
The victory of Joe Biden came as an indication of more stable internal and external policies. The fear of rising COVID-19
cases in the U.S. was offset by positive vaccine news, and
an announcement of a $900 billion stimulus in late December
supported the market’s positive performance, ultimately
supporting positive market performance. Sectors that were
severely impacted by the pandemic, such as Energy and
Financials, recovered following positive vaccine news in
November, prompting these two sectors to recoup some of the
losses incurred earlier in 2020.
Most Global Industry Classification Standard (“GICS”) sectors within the S&P 500 Index posted positive returns over the year.
Information Technology (+43.88%), Consumer Discretionary
(+33.30%) and Communication Services (+23.61%) were
the best performers. While Energy (-33.67%), Real Estate
(-2.27%) and Financials (-1.70%) were also among the lowest
performers.
We typically use exchange traded equity index Futures in our strategies for the purposes of efficient portfolio management.
Futures are not used for speculative or leveraged positions in the portfolio and all outstanding futures positions are generally covered by cash balances and dividend accruals. Exchange
Traded Futures are employed to equitize dividend accruals
as well as to manage day-to-day cash flows generated from
contributions, redemptions, client trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, Futures contracts are purchased to
provide immediate market exposure proportionate to cash
accruals and investable cash within the portfolio. While we
seek to remain fully invested, a small amount of spendable
cash is retained to minimize trading and transactions costs.
Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund utilizes index futures. The Futures performance
(0.01%) of the NVIT S&P 500 Index Fund can be attributed
to rolling costs and/or tracking error between the Futures
contracts and the index of the Fund.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Rachel Aguirre; Jennifer Hsui, CFA; Alan Mason; Greg Savage,
CFA; and Amy Whitelaw
*High double-digit returns are unusual and cannot be sustained.
**The Cboe Volatility Index (“VIX”) market index that represents the market's expectation of volatility for the next 30-days. Also known as the “Fear Index”.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities.

NVIT S&P 500 Index Fund - December 31, 2020 - Fund Commentary - 17
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreements 0.9%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Software 8.5%
Technology Hardware, Storage & Peripherals 7.0%
IT Services 5.4%
Interactive Media & Services 5.4%
Semiconductors & Semiconductor Equipment 5.1%
Internet & Direct Marketing Retail 4.9%
Pharmaceuticals 3.8%
Banks 3.8%
Health Care Equipment & Supplies 3.8%
Capital Markets 2.7%
Other Industries
#
49.6%
100.0%
Top Holdings
2
Apple, Inc. 6.6%
Microsoft Corp. 5.3%
Amazon.com, Inc. 4.4%
Facebook, Inc., Class A 2.1%
Tesla, Inc. 1.7%
Alphabet, Inc., Class A 1.7%
Alphabet, Inc., Class C 1.6%
Berkshire Hathaway, Inc., Class B 1.4%
Johnson & Johnson 1.3%
JPMorgan Chase & Co. 1.2%
Other Holdings
#
72.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

18 - Fund Commentary - December 31, 2020 - NVIT S&P 500 Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 18.19% 14.94% 13.96% 5/1/2013
Class II 17.85% 14.65% 13.65% 5/1/2013
Class IV 18.12% 14.92% 13.58% 2/7/2000
Class Y 18.24% 15.03% 13.69% 4/28/2006
S&P 500
®
Index 18.40% 15.22% 13.88%
Expense Ratios
Gross
Expense
Ratio
^
Expense
Ratio
^
Class I 0.31% 0.24%
Class II 0.56% 0.49%
Class IV 0.26%  0.26%
Class Y 0.16%  0.16%
^
Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do no include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT S&P 500 Index Fund - December 31, 2020 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class IV shares of the NVIT S&P 500 Index Fund versus performance of the
S&P 500
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the
Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2020 - NVIT Small Cap Index Fund
For the annual period ended December 31, 2020, the NVIT
Small Cap Index Fund (Class II) returned 19.32%* versus
19.96% for its benchmark, the Russell 2000
®
Index. For broader
comparison, the median return for the Fund’s Morningstar
®
peer
category, Small Blend (consisting of 671 funds as of December
31, 2020), was 10.60% for the same period. Performance for
the Fund’s other share class versus the Fund’s benchmark is
stated in the Average Annual Total Return chart in this report’s
Fund Performance section.
In the first quarter, fears of the COVID-19 outbreak and its economic toll continued to drive unprecedented levels of
financial market volatility. The VIX** index of near-term stock market volatility surged to its highest level since the financial crisis, and the S&P 500
®
Index experienced its quickest bear
market contraction on record. Economic activity has fallen to a standstill, with the Purchasing Managers Index (“PMI”) across the globe registering at their lowest levels on record, and jobless claims surged. In late March, the U.S. saw record number
of initial claims with 3.3 million people having filed claims for unemployment benefits while consensus estimate was at 1.4
million. On the policy front, global governments unleashed
large stimulus packages to combat the shock on the economy.
The U.S. passed several fiscal stimulus measures, including
a $2 trillion relief bill to send direct payments to Americans.
Separately, monetary policy moved toward accommodation as
the Federal Reserve cut the policy rate to 0% and pledged to buy as much government-backed debt as needed to bolster
the markets for housing and Treasury Bonds. Furthermore, it
announced it would buy Corporate Bonds, including the riskiest investment-grade debt, for the first time in its history.
In the second quarter, U.S. stocks outperformed other regions in the second quarter of 2020, with a sharper recovery from
the troughs of late March. This was largely supported by the historic policy response. The U.S. delivered coordinated fiscal and monetary support sufficient to offset the estimated initial shock from the pandemic and spillovers to the full economy.
Towards the end of the second quarter, government measures
to contain the virus were gradually lifted in many states,
boosting activity and employment.
In the third quarter, U.S. stocks continued their recovery over
July and August and kept recording all-time highs, until early
September, when valuation concerns spooked market volatility and led to a market sell-off. COVID-19 continued to be center stage over the third quarter of 2020, but the ease of restrictions, coupled with a drop in the number of new cases in the U.S. and the Federal Reserve accommodative policies, supported U.S.
market recovery over the quarter, despite spikes in volatility and the market sell-off that dampened the recovery momentum.
In the fourth quarter, U.S. markets reacted positively to the election results following a poor start. The victory of Joe
Biden as President-elect came as an indication of more stable internal and external policies. The fear of rising COVID-19
cases in the U.S. was offset by positive vaccine news and the announcement of a $900 billion stimulus in late December,
supporting the market’s positive performance. Sectors that
were severely impacted by the pandemic, such as Energy
and Financials, recovered following positive vaccine news in
November, prompting the two sectors to recoup some of the
losses incurred earlier in 2020.
Most Global Industry Classification Standard (“GICS”) sectors within the Russell 2000 Index posted positive returns over
the year. Health Care (+45.98%), Information Technology
(+38.25%) and Consumer Discretionary (+32.92%) were the
best performers. While Energy (-36.02%), Utilities (-5.87%), and
Real Estate (-4.73%) were also among the lowest performers.
We typically use exchange traded equity index futures in our strategies for the purposes of efficient portfolio management.
Futures are not used for speculative or leveraged positions in the portfolio, and all outstanding futures positions are generally covered by cash balances and dividend accruals. Exchange
traded futures are employed to equitize dividend accruals
as well as to manage day-to-day cash flows generated from
contributions, redemptions, client trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to
provide immediate market exposure proportionate to cash
accruals and investable cash within the portfolio. While we
seek to remain fully invested, a small amount of spendable
cash is retained to minimize trading and transactions costs.
Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The futures performance (-0.03%) of the NVIT Small Cap Index
Fund can be attributed to rolling costs and/or tracking error between the futures contracts and the index of the Fund.
The Fund was not impacted by LIBOR during the reporting
period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Rachel Aguirre; Jennifer Hsui, CFA; Alan Mason; Greg Savage,
CFA; and Amy Whitelaw
*High double-digit returns are unusual and cannot be sustained.
**The Cboe Volatility Index ("VIX") market index that represents the market's expectation of volatility for the next 30-days. Also known as the "Fear Index".
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.

NVIT Small Cap Index Fund - December 31, 2020 - Fund Commentary - 21
The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price
changes than more-established stocks. Please refer to the
most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.3%
Repurchase Agreements 16.4%
Futures Contracts
†
0.0%
Rights
†
0.0%
Liabilities in excess of other assets
§
(14.7)%
100.0%
Top Industries
2
Biotechnology 9.6%
Banks 6.6%
Software 5.0%
Equity Real Estate Investment Trusts (REITs) 4.6%
Hotels, Restaurants & Leisure 3.2%
Machinery 3.1%
Health Care Equipment & Supplies 2.9%
Semiconductors & Semiconductor Equipment 2.5%
Health Care Providers & Services 2.3%
Specialty Retail 2.3%
Other Industries
#
57.9%
100.0%
Top Holdings
2
Penn National Gaming, Inc. 0.5%
Caesars Entertainment, Inc. 0.5%
Plug Power, Inc. 0.4%
Sunrun , Inc. 0.4%
Mirati Therapeutics, Inc. 0.3%
Darling Ingredients, Inc. 0.3%
Ultragenyx Pharmaceutical, Inc. 0.3%
Deckers Outdoor Corp. 0.3%
II-VI, Inc. 0.3%
Arrowhead Pharmaceuticals, Inc. 0.3%
Other Holdings
#
96.4%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

22 - Fund Commentary - December 31, 2020 - NVIT Small Cap Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 19.32% 12.78% 11.48% 5/1/2013
Class Y 19.71% 13.14% 11.14% 4/13/2007
Russell 2000
®
Index 19.96% 13.26% 11.20%
Expense Ratios
Gross
Expense
Ratio
^
Expense
Ratio
^
Class II 0.68% 0.61%
Class Y 0.28%  0.28%
^
Current effective prospectus dated April 29, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Small Cap Index Fund - December 31, 2020 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Small Cap Index Fund versus performance of the
Russell 2000
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definition page at the back of this book.

24 - Shareholder Expense Example - December 31, 2020 - Index Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2020)
and continued to hold your shares at the end of the reporting period (December 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2020 through December 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2020 through December 31, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT Bond Index Fund
Class I Shares
Actual
(b)
1,000.00 1,011.20 1.92 0.38
Hypothetical
(b)(c)
1,000.00 1,023.23 1.93 0.38
Class Y Shares
Actual
(b)
1,000.00 1,011.80 1.16 0.23
Hypothetical
(b)(c)
1,000.00 1,023.98 1.17 0.23

Index Funds - December 31, 2020 - Shareholder Expense Example - 25
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT International Index Fund
Class I Shares
Actual
(b)
1,000.00 1,213.20 2.50 0.45
Hypothetical
(b)(c)
1,000.00 1,022.87 2.29 0.45
Class II Shares
Actual
(b)
1,000.00 1,211.10 3.95 0.71
Hypothetical
(b)(c)
1,000.00 1,021.57 3.61 0.71
Class VIII Shares
Actual
(b)
1,000.00 1,210.80 4.72 0.85
Hypothetical
(b)(c)
1,000.00 1,020.86 4.32 0.85
Class Y Shares
Actual
(b)
1,000.00 1,212.90 1.67 0.30
Hypothetical
(b)(c)
1,000.00 1,023.63 1.53 0.30
NVIT Mid Cap Index Fund
Class I Shares
Actual
(b)
1,000.00 1,301.20 2.37 0.41
Hypothetical
(b)(c)
1,000.00 1,023.08 2.08 0.41
Class II Shares
Actual
(b)
1,000.00 1,299.50 3.53 0.61
Hypothetical
(b)(c)
1,000.00 1,022.07 3.10 0.61
Class Y Shares
Actual
(b)
1,000.00 1,302.10 1.50 0.26
Hypothetical
(b)(c)
1,000.00 1,023.83 1.32 0.26
NVIT S&P 500 Index Fund
Class I Shares
Actual
(b)
1,000.00 1,220.50 1.40 0.25
Hypothetical
(b)(c)
1,000.00 1,023.88 1.27 0.25
Class II Shares
Actual
(b)
1,000.00 1,219.10 2.79 0.50
Hypothetical
(b)(c)
1,000.00 1,022.62 2.54 0.50
Class IV Shares
Actual
(b)
1,000.00 1,220.30 1.51 0.27
Hypothetical
(b)(c)
1,000.00 1,023.78 1.37 0.27
Class Y Shares
Actual
(b)
1,000.00 1,220.80 0.95 0.17
Hypothetical
(b)(c)
1,000.00 1,024.28 0.87 0.17
NVIT Small Cap Index Fund
Class II Shares
Actual
(b)
1,000.00 1,377.50 3.65 0.61
Hypothetical
(b)(c)
1,000.00 1,022.07 3.10 0.61
Class Y Shares
Actual
(b)
1,000.00 1,379.20 1.67 0.28
Hypothetical
(b)(c)
1,000.00 1,023.73 1.42 0.28
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

26 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Asset-Backed Securities 0.3%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
Continental Airlines Pass-
Through Trust, Series
2012-1, Class A, 4.15%,
4/11/2024 220,801 222,213
United Airlines Pass-Through
Trust
Series 2013-1, Class A,
4.30%, 8/15/2025 351,403 354,916
Series 2020-1, Class A,
5.88%, 10/15/2027 360,000 388,887
966,016
Automobiles 0.2%
Americredit Automobile
Receivables Trust, Series
2018-1, Class D, 3.82%,
3/18/2024 1,600,000 1,682,865
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 520,000 523,914
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 1,290,000 1,293,998
3,500,777
Credit Card 0.1%
Citibank Credit Card Issuance
Trust, Series 2018-A6,
Class A6, 3.21%, 12/7/2024 2,000,000 2,114,697
Total Asset-Backed Securities
(cost $6,324,995)
6,581,490
Commercial Mortgage-Backed Securities 2.3%
BBCMS Mortgage Trust ,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,571,491
Benchmark Mortgage Trust
Series 2018-B4, Class A2,
3.98%, 7/15/2051 495,278 527,933
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 1,181,920
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 3,411,003
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,648,425
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 657,353
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,716,027
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 3,298,835
COMM Mortgage Trust
Series 2012-CR1, Class A3,
3.39%, 5/15/2045 1,631,237 1,663,925
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
COMM Mortgage Trust
Series 2013-CR8, Class A5,
3.61%, 6/10/2046(a) 1,000,000 1,066,002
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,639,048
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,645,508
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 1,095,635
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 1,118,474
CSAIL Commercial Mortgage
Trust , Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,449,331
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K013, Class A2,
3.97%, 1/25/2021(a) 146,804 146,767
Series K020, Class A2,
2.37%, 5/25/2022 1,500,000 1,534,341
Series K024, Class A2,
2.57%, 9/25/2022 100,000 103,014
Series K026, Class A2,
2.51%, 11/25/2022 900,000 929,337
Series K031, Class A2,
3.30%, 4/25/2023(a) 400,000 425,157
Series K033, Class A2,
3.06%, 7/25/2023(a) 950,000 1,008,997
Series K034, Class A2,
3.53%, 7/25/2023(a) 5,400,000 5,804,210
Series K038, Class A1,
2.60%, 10/25/2023 95,435 97,571
Series K037, Class A2,
3.49%, 1/25/2024 800,000 868,683
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,862,918
Series K115, Class A2,
1.38%, 6/25/2030 960,000 977,401
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 3,093,597
FNMA ACES REMICS
Series 2014-M6, Class A2,
2.68%, 5/25/2021(a) 58,289 58,517
Series 2013-M6, Class 1AC,
3.44%, 2/25/2043(a) 209,504 238,519
GS Mortgage Securities Trust
Series 2012-GCJ7, Class
A4, 3.38%, 5/10/2045 1,533,209 1,552,013
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,655,959

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 27
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JP Morgan Chase Commercial
Mortgage Securities Trust ,
Series 2011-C5, Class A3,
4.17%, 8/15/2046 146,618 148,517
JPMBB Commercial Mortgage
Securities Trust , Series
2014-C22, Class A4, 3.80%,
9/15/2047 1,000,000 1,098,290
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C10, Class A5,
4.08%, 7/15/2046(a) 500,000 538,383
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 1,119,724
Morgan Stanley Capital I
Trust , Series 2019-H6,
Class A4, 3.42%, 6/15/2052 1,180,000 1,334,382
UBS-Barclays Commercial
Mortgage Trust , Series
2013-C5, Class A4, 3.18%,
3/10/2046 2,500,000 2,611,855
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,665,646
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,709,595
WFRBS Commercial
Mortgage Trust
Series 2013-C14, Class A5,
3.34%, 6/15/2046 1,750,000 1,849,399
Series 2013-C15, Class A4,
4.15%, 8/15/2046(a) 1,175,000 1,268,536
Total Commercial Mortgage-Backed
Securities
(cost $54,879,370) 58,392,238
Corporate Bonds 28.0%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
2.25%, 6/15/2026(b) 500,000 512,644
2.70%, 2/1/2027 35,000 36,391
5.04%, 5/1/2027(b) 500,000 584,317
3.20%, 3/1/2029 500,000 527,572
2.95%, 2/1/2030(b) 85,000 87,927
5.15%, 5/1/2030 1,000,000 1,210,170
3.25%, 2/1/2035 100,000 102,475
3.30%, 3/1/2035 130,000 129,756
5.71%, 5/1/2040 500,000 646,556
3.75%, 2/1/2050 340,000 356,923
5.81%, 5/1/2050 500,000 689,626
3.95%, 8/1/2059 100,000 106,815
5.93%, 5/1/2060 200,000 283,208
General Dynamics Corp. ,
2.63%, 11/15/2027 500,000 545,076
3.63%, 4/1/2030 200,000 237,586
4.25%, 4/1/2050 200,000 271,562
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024 257,000 283,230
2.90%, 12/15/2029 100,000 110,432
1.80%, 1/15/2031 185,000 188,087
4.85%, 4/27/2035 90,000 117,554
Lockheed Martin Corp. ,
2.90%, 3/1/2025 500,000 545,254
3.55%, 1/15/2026 250,000 283,915
3.60%, 3/1/2035 110,000 132,739
4.07%, 12/15/2042 393,000 509,921
4.70%, 5/15/2046 250,000 351,533
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 543,732
4.75%, 6/1/2043 250,000 332,915
4.03%, 10/15/2047 500,000 626,300
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 400,000 458,677
4.13%, 11/16/2028 250,000 297,909
2.25%, 7/1/2030(b) 140,000 148,625
6.13%, 7/15/2038 400,000 592,044
4.70%, 12/15/2041 150,000 193,299
4.50%, 6/1/2042 700,000 911,495
4.15%, 5/15/2045 250,000 315,981
4.63%, 11/16/2048 500,000 677,658
3.13%, 7/1/2050 55,000 60,533
Textron, Inc. ,
4.30%, 3/1/2024 250,000 274,536
14,284,973
Air Freight & Logistics 0.2%
FedEx Corp. ,
3.80%, 5/15/2025(b) 1,000,000 1,128,636
3.25%, 4/1/2026(b) 85,000 94,937
3.30%, 3/15/2027 70,000 78,402
3.10%, 8/5/2029(b) 100,000 111,615
3.90%, 2/1/2035 380,000 453,415
3.88%, 8/1/2042 50,000 58,237
4.55%, 4/1/2046 500,000 642,243
5.25%, 5/15/2050 200,000 282,815
United Parcel Service, Inc. ,
2.20%, 9/1/2024 40,000 42,454
3.05%, 11/15/2027(b) 300,000 343,380
6.20%, 1/15/2038 295,000 462,302
3.40%, 9/1/2049 320,000 390,888
5.30%, 4/1/2050 150,000 225,660
4,314,984
Airlines 0.0%
†
Southwest Airlines Co. ,
4.75%, 5/4/2023 130,000 141,286
5.13%, 6/15/2027 275,000 327,020
2.63%, 2/10/2030(b) 400,000 406,924
875,230
Auto Components 0.0%
†
Aptiv Corp. ,
4.15%, 3/15/2024(b) 475,000 522,604
Aptiv plc ,
5.40%, 3/15/2049 150,000 186,819

28 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 148,724
2.65%, 7/1/2027(b) 55,000 59,117
Lear Corp. ,
5.25%, 5/15/2049 150,000 184,883
1,102,147
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 250,000 395,075
General Motors Co. ,
6.13%, 10/1/2025 400,000 485,090
4.20%, 10/1/2027 250,000 283,177
6.80%, 10/1/2027 300,000 385,386
5.15%, 4/1/2038 250,000 300,244
5.20%, 4/1/2045 250,000 303,171
6.75%, 4/1/2046 35,000 50,489
5.40%, 4/1/2048 250,000 314,358
2,516,990
Banks 4.8%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 250,000 258,679
Banco Santander SA ,
3.50%, 4/11/2022 800,000 830,742
2.75%, 5/28/2025 200,000 213,462
3.80%, 2/23/2028 600,000 679,277
3.49%, 5/28/2030(b) 200,000 224,293
Bank of America Corp. ,
3.30%, 1/11/2023 500,000 530,077
4.10%, 7/24/2023 250,000 273,587
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(c) 1,515,000 1,595,297
4.00%, 4/1/2024 350,000 388,464
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(c) 400,000 433,652
(SOFR + 0.74%), 0.81%,
10/24/2024(b)(c) 300,000 302,781
Series L, 3.95%, 4/21/2025 310,000 349,444
3.88%, 8/1/2025(b) 250,000 285,105
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 314,353
4.45%, 3/3/2026 125,000 145,673
3.50%, 4/19/2026 290,000 328,588
(SOFR + 1.15%), 1.32%,
6/19/2026(b)(c) 500,000 510,559
4.25%, 10/22/2026 435,000 510,133
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 200,000 202,617
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(c) 1,500,000 1,693,265
3.25%, 10/21/2027 500,000 559,403
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 574,086
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 1,000,000 1,130,654
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 219,508
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(c) 300,000 318,447
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 642,955
(SOFR + 1.37%), 1.92%,
10/24/2031(b)(c) 400,000 405,048
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(c) 250,000 307,611
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 312,091
5.88%, 2/7/2042 250,000 379,990
5.00%, 1/21/2044 350,000 490,565
Series L, 4.75%, 4/21/2045 250,000 344,542
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 500,000 660,713
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 500,000 654,847
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 600,000 756,491
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 62,461
Bank of America NA ,
(ICE LIBOR USD 3
Month + 0.65%), 3.34%,
1/25/2023(c) 500,000 516,230
Bank of Montreal ,
1.85%, 5/1/2025 500,000 524,808
Bank of Nova Scotia (The) ,
2.45%, 9/19/2022(b) 1,000,000 1,038,703
Barclays plc ,
3.65%, 3/16/2025 360,000 396,049
4.34%, 1/10/2028 1,000,000 1,148,378
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 479,644
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 239,805
5.25%, 8/17/2045 205,000 282,837
4.95%, 1/10/2047 200,000 272,661
BBVA USA ,
3.88%, 4/10/2025 500,000 560,590

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Canadian Imperial Bank of
Commerce ,
(ICE LIBOR USD 3
Month + 0.79%), 2.61%,
7/22/2023(c) 500,000 517,213
0.50%, 12/14/2023(b) 200,000 200,561
Citigroup, Inc. ,
4.50%, 1/14/2022 650,000 677,727
(ICE LIBOR USD 3
Month + 0.95%), 2.88%,
7/24/2023(c) 500,000 519,375
3.88%, 10/25/2023 750,000 824,701
3.75%, 6/16/2024 500,000 552,986
3.30%, 4/27/2025 560,000 620,898
4.60%, 3/9/2026 350,000 410,219
(SOFR + 2.75%), 3.11%,
4/8/2026(c) 300,000 327,705
3.40%, 5/1/2026 500,000 563,749
4.30%, 11/20/2026 500,000 582,973
4.45%, 9/29/2027 500,000 589,502
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 500,000 574,306
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(c) 1,500,000 1,695,141
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 500,000 587,724
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 220,148
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 300,000 321,666
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 300,000 363,529
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 319,580
6.63%, 6/15/2032 333,000 471,566
8.13%, 7/15/2039 350,000 624,912
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 421,880
6.68%, 9/13/2043 250,000 406,505
4.65%, 7/23/2048 200,000 275,201
Citizens Bank NA ,
2.65%, 5/26/2022 250,000 257,330
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 180,566
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 297,698
Cooperatieve Rabobank UA ,
2.75%, 1/10/2022 500,000 512,520
4.63%, 12/1/2023 250,000 278,617
3.38%, 5/21/2025 250,000 280,496
5.25%, 5/24/2041 175,000 257,681
5.25%, 8/4/2045 250,000 356,509
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 440,000 464,708
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Discover Bank ,
4.20%, 8/8/2023 500,000 546,613
2.45%, 9/12/2024 300,000 317,224
2.70%, 2/6/2030 310,000 328,621
Fifth Third Bancorp ,
3.50%, 3/15/2022 700,000 724,281
2.60%, 6/15/2022 500,000 515,296
3.65%, 1/25/2024 500,000 545,239
Fifth Third Bank NA ,
1.80%, 1/30/2023 250,000 257,095
3.95%, 7/28/2025 200,000 228,424
3.85%, 3/15/2026 300,000 339,825
2.25%, 2/1/2027 295,000 314,655
First Republic Bank ,
2.50%, 6/6/2022 750,000 771,010
HSBC Holdings plc ,
(ICE LIBOR USD 3
Month + 1.06%), 3.26%,
3/13/2023(c) 500,000 516,760
4.25%, 3/14/2024 500,000 551,693
(ICE LIBOR USD 3
Month + 0.99%), 3.95%,
5/18/2024(c) 200,000 215,720
(ICE LIBOR USD 3
Month + 1.21%), 3.80%,
3/11/2025(c) 500,000 545,934
4.30%, 3/8/2026 500,000 575,991
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 390,000 398,798
3.90%, 5/25/2026 500,000 570,587
4.95%, 3/31/2030 200,000 250,226
(ICE LIBOR USD 3
Month + 1.61%), 3.97%,
5/22/2030(c) 200,000 231,166
6.50%, 5/2/2036 400,000 578,709
6.50%, 9/15/2037 600,000 877,032
6.80%, 6/1/2038(b) 200,000 302,602
5.25%, 3/14/2044 250,000 348,834
HSBC USA, Inc. ,
3.50%, 6/23/2024(b) 500,000 547,934
Huntington Bancshares, Inc. ,
2.55%, 2/4/2030 200,000 214,376
ING Groep NV ,
4.10%, 10/2/2023 500,000 549,273
4.55%, 10/2/2028 200,000 243,697
JPMorgan Chase & Co. ,
3.25%, 9/23/2022 1,000,000 1,051,674
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 1,000,000 1,036,970
(ICE LIBOR USD 3
Month + 0.94%), 2.78%,
4/25/2023(c) 1,000,000 1,032,307
3.38%, 5/1/2023 250,000 267,181
2.70%, 5/18/2023 500,000 525,643
3.88%, 9/10/2024 1,000,000 1,119,543
3.13%, 1/23/2025(b) 500,000 547,534
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(c) 200,000 215,869
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 265,335

30 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.59%), 2.00%,
3/13/2026(c) 300,000 315,056
3.30%, 4/1/2026 500,000 559,484
(SOFR + 1.85%), 2.08%,
4/22/2026(c) 200,000 211,183
8.00%, 4/29/2027 290,000 405,557
4.25%, 10/1/2027 500,000 593,109
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(c) 500,000 571,281
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 1,000,000 1,173,537
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 400,000 429,707
(SOFR + 2.46%), 3.11%,
4/22/2041(c) 200,000 223,232
5.60%, 7/15/2041 400,000 604,644
5.40%, 1/6/2042 500,000 743,690
4.85%, 2/1/2044 500,000 718,514
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 750,000 980,621
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 500,000 628,180
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 666,767
KeyBank NA ,
3.30%, 2/1/2022 500,000 515,985
6.95%, 2/1/2028 225,000 294,107
KeyCorp ,
2.25%, 4/6/2027 50,000 53,514
2.55%, 10/1/2029 250,000 270,629
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 553,743
Kreditanstalt fuer
Wiederaufbau ,
2.13%, 6/15/2022 2,000,000 2,056,361
1.75%, 8/22/2022 1,000,000 1,025,565
2.38%, 12/29/2022 1,250,000 1,303,870
2.63%, 2/28/2024 2,500,000 2,685,951
0.00%, 6/29/2037(d) 750,000 592,207
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 1,065,225
Lloyds Banking Group plc ,
(ICE LIBOR USD 3
Month + 1.25%), 2.86%,
3/17/2023(c) 400,000 411,063
4.50%, 11/4/2024 205,000 229,311
4.58%, 12/10/2025 350,000 400,210
4.65%, 3/24/2026 500,000 575,292
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 1,000,000 1,128,781
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc. ,
3.22%, 3/7/2022 500,000 516,977
2.62%, 7/18/2022 500,000 516,853
3.46%, 3/2/2023 750,000 799,073
3.85%, 3/1/2026 750,000 862,113
3.74%, 3/7/2029(b) 1,000,000 1,176,252
3.20%, 7/18/2029 500,000 563,150
Mizuho Financial Group, Inc. ,
2.95%, 2/28/2022 500,000 514,952
(ICE LIBOR USD 3
Month + 0.99%), 1.24%,
7/10/2024(c) 200,000 203,306
(ICE LIBOR USD 3
Month + 1.10%), 2.55%,
9/13/2025(b)(c) 455,000 480,543
3.17%, 9/11/2027 750,000 836,408
(ICE LIBOR USD 3
Month + 1.51%), 2.20%,
7/10/2031(c) 400,000 415,884
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 400,000 436,751
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 817,261
Natwest Group plc ,
3.88%, 9/12/2023 365,000 396,011
4.80%, 4/5/2026 500,000 590,258
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 200,000 216,987
(ICE LIBOR USD 3
Month + 1.75%), 4.89%,
5/18/2029(c) 250,000 300,310
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 614,456
Oesterreichische Kontrollbank
AG ,
1.63%, 9/17/2022 1,000,000 1,024,151
1.50%, 2/12/2025 1,000,000 1,043,694
PNC Bank NA ,
2.95%, 1/30/2023 250,000 262,897
3.80%, 7/25/2023 500,000 541,992
2.95%, 2/23/2025 500,000 547,305
PNC Financial Services
Group, Inc. (The) ,
3.30%, 3/8/2022 500,000 516,472
2.55%, 1/22/2030(b) 500,000 547,493
Regions Financial Corp. ,
2.25%, 5/18/2025 400,000 424,107
Royal Bank of Canada ,
1.95%, 1/17/2023 170,000 175,550
2.55%, 7/16/2024(b) 350,000 374,211
2.25%, 11/1/2024(b) 500,000 531,809
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024 500,000 540,075
3.24%, 10/5/2026 300,000 327,158

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 507,429
Santander UK plc ,
4.00%, 3/13/2024(b) 500,000 552,939
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022(b) 1,000,000 1,036,696
2.45%, 9/27/2024 500,000 532,422
2.63%, 7/14/2026 750,000 814,991
3.35%, 10/18/2027 500,000 563,020
3.20%, 9/17/2029 500,000 547,073
Toronto-Dominion Bank (The) ,
1.90%, 12/1/2022 500,000 515,873
3.25%, 3/11/2024(b) 500,000 542,932
Truist Bank ,
2.15%, 12/6/2024 400,000 423,857
3.63%, 9/16/2025 250,000 281,678
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(b)(c) 250,000 264,494
Truist Financial Corp. ,
3.05%, 6/20/2022 500,000 518,937
2.85%, 10/26/2024 250,000 270,488
4.00%, 5/1/2025 1,000,000 1,132,153
1.13%, 8/3/2027 300,000 301,836
US Bancorp ,
Series V, 2.63%, 1/24/2022 250,000 255,720
3.90%, 4/26/2028(b) 500,000 593,771
US Bank NA ,
2.80%, 1/27/2025 1,000,000 1,088,317
Wells Fargo & Co. ,
2.63%, 7/22/2022 500,000 517,543
3.07%, 1/24/2023 400,000 411,405
3.75%, 1/24/2024 2,000,000 2,183,081
(SOFR + 1.60%), 1.65%,
6/2/2024(c) 600,000 616,372
3.00%, 2/19/2025 825,000 896,725
(ICE LIBOR USD 3
Month + 0.75%), 2.16%,
2/11/2026(c) 250,000 262,835
3.00%, 4/22/2026 500,000 550,168
4.30%, 7/22/2027 100,000 117,120
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 200,000 212,836
(ICE LIBOR USD 3
Month + 1.00%), 2.57%,
2/11/2031(c) 250,000 264,438
5.38%, 2/7/2035 457,000 624,775
5.95%, 12/15/2036 275,000 368,360
5.38%, 11/2/2043 250,000 347,148
5.61%, 1/15/2044 388,000 549,559
4.65%, 11/4/2044 500,000 638,654
3.90%, 5/1/2045(b) 250,000 311,986
4.90%, 11/17/2045 500,000 665,547
4.40%, 6/14/2046 350,000 437,873
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
4.75%, 12/7/2046 250,000 326,991
(ICE LIBOR USD 3 Month +
4.24%), 5.01%, 4/4/2051(c) 500,000 710,224
Wells Fargo Bank NA ,
3.55%, 8/14/2023 1,000,000 1,079,940
Westpac Banking Corp. ,
2.80%, 1/11/2022 500,000 513,007
2.00%, 1/13/2023(b) 30,000 31,051
3.40%, 1/25/2028(b) 500,000 575,124
2.65%, 1/16/2030(b) 120,000 134,791
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(c) 300,000 341,953
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b)(c) 500,000 571,757
Zions Bancorp NA ,
3.25%, 10/29/2029(b) 250,000 263,259
121,744,711
Beverages 0.8%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 750,000 847,310
4.70%, 2/1/2036 500,000 634,203
4.90%, 2/1/2046 770,000 1,002,113
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 185,807
Anheuser-Busch InBev
Worldwide, Inc. ,
4.15%, 1/23/2025 1,500,000 1,707,951
4.00%, 4/13/2028(b) 250,000 294,618
4.75%, 1/23/2029 400,000 493,265
4.60%, 4/15/2048 500,000 631,673
4.44%, 10/6/2048 581,000 721,983
5.55%, 1/23/2049 1,000,000 1,419,301
4.50%, 6/1/2050 500,000 629,138
5.80%, 1/23/2059 200,000 307,301
Coca-Cola Co. (The) ,
3.20%, 11/1/2023(b) 550,000 596,342
1.75%, 9/6/2024 500,000 523,671
2.90%, 5/25/2027(b) 500,000 557,224
3.45%, 3/25/2030 400,000 471,236
2.60%, 6/1/2050 400,000 421,232
Constellation Brands, Inc. ,
3.50%, 5/9/2027 500,000 563,869
3.60%, 2/15/2028 400,000 456,744
2.88%, 5/1/2030 500,000 547,597
Diageo Capital plc ,
2.63%, 4/29/2023 500,000 523,563
2.38%, 10/24/2029 210,000 225,955
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 410,561
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 222,080
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 750,000 912,449

32 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Keurig Dr Pepper, Inc.,
5.09%, 5/25/2048 250,000 352,173
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 207,084
5.00%, 5/1/2042 250,000 312,446
PepsiCo, Inc. ,
0.75%, 5/1/2023 65,000 65,923
0.40%, 10/7/2023 35,000 35,190
2.25%, 3/19/2025 300,000 320,962
2.85%, 2/24/2026 150,000 166,042
2.75%, 3/19/2030 700,000 783,362
1.63%, 5/1/2030 130,000 133,350
1.40%, 2/25/2031(b) 200,000 201,286
4.25%, 10/22/2044 500,000 650,961
4.45%, 4/14/2046 500,000 696,454
3.63%, 3/19/2050 600,000 759,942
19,992,361
Biotechnology 0.6%
AbbVie, Inc. ,
3.45%, 3/15/2022 310,000 319,709
3.25%, 10/1/2022 200,000 208,317
2.30%, 11/21/2022 200,000 207,343
3.85%, 6/15/2024 325,000 357,987
2.60%, 11/21/2024 400,000 428,792
3.80%, 3/15/2025 250,000 278,848
3.60%, 5/14/2025(b) 500,000 557,156
3.20%, 5/14/2026 1,020,000 1,130,347
2.95%, 11/21/2026 200,000 221,235
3.20%, 11/21/2029 350,000 392,045
4.55%, 3/15/2035 195,000 246,441
4.50%, 5/14/2035 500,000 627,768
4.30%, 5/14/2036 250,000 307,457
4.05%, 11/21/2039 580,000 699,768
4.40%, 11/6/2042 625,000 783,707
4.75%, 3/15/2045 168,000 219,216
4.25%, 11/21/2049 675,000 846,024
Amgen, Inc. ,
2.20%, 2/21/2027 500,000 535,837
2.45%, 2/21/2030 400,000 428,100
2.30%, 2/25/2031 500,000 532,965
4.40%, 5/1/2045 200,000 253,744
4.56%, 6/15/2048 524,000 692,837
4.66%, 6/15/2051 618,000 841,490
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 67,758
Biogen, Inc. ,
3.63%, 9/15/2022 500,000 527,104
4.05%, 9/15/2025 195,000 223,416
2.25%, 5/1/2030(b) 400,000 417,511
5.20%, 9/15/2045 250,000 338,968
3.15%, 5/1/2050(b) 230,000 238,051
Gilead Sciences, Inc. ,
0.75%, 9/29/2023 50,000 50,148
3.70%, 4/1/2024 1,000,000 1,089,805
3.50%, 2/1/2025 240,000 265,072
3.65%, 3/1/2026(b) 145,000 164,734
1.20%, 10/1/2027 60,000 60,387
1.65%, 10/1/2030 215,000 215,575
2.60%, 10/1/2040 100,000 100,811
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Gilead Sciences, Inc.,
4.50%, 2/1/2045 500,000 638,084
4.75%, 3/1/2046 500,000 661,694
2.80%, 10/1/2050 95,000 94,117
16,270,368
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 277,300
Carrier Global Corp. ,
1.92%, 2/15/2023 95,000 97,861
2.24%, 2/15/2025 120,000 127,048
2.49%, 2/15/2027 135,000 145,614
2.72%, 2/15/2030 200,000 213,519
3.58%, 4/5/2050 500,000 554,387
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 250,000 276,893
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 207,261
1.75%, 9/15/2030 100,000 102,014
4.63%, 7/2/2044(e) 350,000 460,839
Owens Corning ,
4.30%, 7/15/2047 350,000 420,013
2,882,749
Capital Markets 1.5%
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 823,557
2.10%, 10/24/2024 250,000 266,455
Series G, 3.00%, 2/24/2025 205,000 224,974
3.00%, 10/30/2028 500,000 565,084
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 211,928
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 500,000 581,478
4.85%, 3/29/2029 300,000 367,345
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 303,210
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 170,000 172,232
4.00%, 2/1/2029 500,000 597,813
1.65%, 3/11/2031 200,000 201,762
CME Group, Inc. ,
3.00%, 3/15/2025 500,000 548,072
Credit Suisse AG ,
1.00%, 5/5/2023 1,250,000 1,268,830
3.63%, 9/9/2024 250,000 277,682
2.95%, 4/9/2025 400,000 438,711
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 432,900
4.55%, 4/17/2026 500,000 588,114
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 85,318
Deutsche Bank AG ,
3.95%, 2/27/2023 750,000 796,847
3.70%, 5/30/2024 470,000 506,468

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Deutsche Bank AG,
(SOFR + 2.16%), 2.22%,
9/18/2024(c) 275,000 282,883
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 200,000 218,530
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 158,524
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 150,000 162,667
Franklin Resources, Inc. ,
2.80%, 9/15/2022 500,000 520,808
Goldman Sachs Group, Inc.
(The) ,
5.75%, 1/24/2022 1,000,000 1,056,973
3.63%, 1/22/2023(b) 750,000 800,307
3.20%, 2/23/2023(b) 500,000 528,281
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(c) 1,000,000 1,035,190
3.85%, 7/8/2024 385,000 425,671
3.50%, 4/1/2025 670,000 745,054
3.75%, 5/22/2025 500,000 561,255
(ICE LIBOR USD 3 Month +
1.51%), 3.69%, 6/5/2028(c) 250,000 288,174
3.80%, 3/15/2030(b) 500,000 588,027
6.45%, 5/1/2036 400,000 584,768
6.75%, 10/1/2037 150,000 229,272
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 609,414
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 500,000 638,402
6.25%, 2/1/2041 350,000 547,412
4.80%, 7/8/2044 500,000 690,647
4.75%, 10/21/2045 350,000 486,685
Intercontinental Exchange,
Inc. ,
4.00%, 10/15/2023 500,000 547,455
3.75%, 12/1/2025 160,000 181,208
2.10%, 6/15/2030 165,000 171,770
1.85%, 9/15/2032 500,000 503,755
4.25%, 9/21/2048 250,000 316,181
3.00%, 6/15/2050 75,000 79,411
Jefferies Group LLC ,
5.13%, 1/20/2023 250,000 273,094
4.85%, 1/15/2027 500,000 584,670
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 593,589
Moody's Corp. ,
4.50%, 9/1/2022 150,000 158,443
3.25%, 5/20/2050(b) 35,000 38,775
Morgan Stanley ,
4.88%, 11/1/2022 500,000 538,650
4.10%, 5/22/2023 650,000 705,398
(SOFR + 0.47%), 0.56%,
11/10/2023(c) 300,000 300,684
Series F, 3.88%, 4/29/2024 625,000 691,876
4.00%, 7/23/2025 215,000 246,099
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 675,860
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
3.13%, 7/27/2026 500,000 559,906
4.35%, 9/8/2026 500,000 589,594
(SOFR + 0.72%), 0.99%,
12/10/2026(c) 300,000 302,136
3.63%, 1/20/2027 750,000 860,528
3.95%, 4/23/2027 500,000 578,066
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(c) 500,000 570,623
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 1,000,000 1,158,802
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 1,000,000 1,218,566
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 820,000 952,230
(SOFR + 1.03%), 1.79%,
2/13/2032(b)(c) 340,000 341,896
7.25%, 4/1/2032 324,000 499,471
4.30%, 1/27/2045 300,000 400,198
(SOFR + 4.84%), 5.60%,
3/24/2051(c) 100,000 160,720
Nasdaq, Inc. ,
1.65%, 1/15/2031(b) 400,000 396,078
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 500,000 546,305
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 342,073
S&P Global, Inc. ,
2.50%, 12/1/2029 80,000 87,209
1.25%, 8/15/2030(b) 110,000 108,377
3.25%, 12/1/2049 65,000 75,797
2.30%, 8/15/2060 40,000 37,975
State Street Corp. ,
3.70%, 11/20/2023 500,000 547,816
3.30%, 12/16/2024 310,000 343,912
2.40%, 1/24/2030 200,000 218,436
TD Ameritrade Holding Corp. ,
2.95%, 4/1/2022 500,000 514,485
38,435,841
Chemicals 0.5%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 26,052
1.85%, 5/15/2027 105,000 111,182
2.05%, 5/15/2030 145,000 154,593
2.70%, 5/15/2040 65,000 69,951
2.80%, 5/15/2050 40,000 43,879
Dow Chemical Co. (The) ,
3.50%, 10/1/2024 500,000 547,609
9.40%, 5/15/2039 260,000 466,430
4.80%, 5/15/2049(b) 350,000 469,994
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 500,000 506,595
5.42%, 11/15/2048 500,000 725,409

34 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Eastman Chemical Co. ,
3.60%, 8/15/2022 100,000 104,465
4.65%, 10/15/2044 350,000 442,412
Ecolab, Inc. ,
3.25%, 1/14/2023 500,000 526,182
1.30%, 1/30/2031 200,000 197,965
2.13%, 8/15/2050(b) 200,000 191,419
FMC Corp. ,
3.45%, 10/1/2029 60,000 68,272
4.50%, 10/1/2049 85,000 110,013
Linde, Inc. ,
3.20%, 1/30/2026 250,000 279,937
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 226,886
LYB International Finance III
LLC ,
1.25%, 10/1/2025 35,000 35,605
3.38%, 5/1/2030 500,000 559,891
2.25%, 10/1/2030 135,000 139,411
3.38%, 10/1/2040 45,000 48,018
4.20%, 5/1/2050 300,000 349,003
3.63%, 4/1/2051 165,000 179,973
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 250,000 300,499
Mosaic Co. (The) ,
4.25%, 11/15/2023 250,000 273,052
4.05%, 11/15/2027(b) 250,000 282,972
Nutrien Ltd. ,
3.15%, 10/1/2022 50,000 52,000
3.00%, 4/1/2025 150,000 161,994
5.88%, 12/1/2036 125,000 168,175
6.13%, 1/15/2041(b) 150,000 214,988
5.25%, 1/15/2045 350,000 476,008
PPG Industries, Inc. ,
2.80%, 8/15/2029(b) 500,000 548,109
RPM International, Inc. ,
3.45%, 11/15/2022 350,000 363,552
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026(b) 1,000,000 1,143,469
2.95%, 8/15/2029 200,000 219,958
4.50%, 6/1/2047(b) 300,000 400,631
Westlake Chemical Corp. ,
4.38%, 11/15/2047 200,000 237,370
11,423,923
Commercial Services & Supplies 0.1%
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 25,424
Republic Services, Inc. ,
3.20%, 3/15/2025 500,000 548,183
1.45%, 2/15/2031 165,000 161,385
Waste Management, Inc. ,
3.50%, 5/15/2024 500,000 546,072
3.90%, 3/1/2035 130,000 159,109
4.15%, 7/15/2049(b) 250,000 332,588
1,772,761
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025 400,000 452,801
5.90%, 2/15/2039 500,000 770,089
Motorola Solutions, Inc. ,
4.00%, 9/1/2024(b) 500,000 558,559
2.30%, 11/15/2030 300,000 305,625
2,087,074
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 534,972
Vulcan Materials Co. ,
4.50%, 6/15/2047(b) 250,000 309,200
844,172
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
3.88%, 1/23/2028 500,000 540,114
Ally Financial, Inc. ,
4.13%, 2/13/2022 100,000 103,846
4.63%, 5/19/2022 100,000 105,403
3.88%, 5/21/2024(b) 600,000 657,348
4.63%, 3/30/2025(b) 100,000 113,960
8.00%, 11/1/2031 150,000 220,064
American Express Co. ,
2.75%, 5/20/2022 1,000,000 1,030,843
2.50%, 7/30/2024 400,000 427,031
3.00%, 10/30/2024 500,000 545,997
3.63%, 12/5/2024 500,000 555,213
American Honda Finance
Corp. ,
1.95%, 5/20/2022 100,000 102,179
2.60%, 11/16/2022(b) 500,000 521,118
1.95%, 5/10/2023 175,000 181,479
2.15%, 9/10/2024(b) 500,000 529,392
2.35%, 1/8/2027 100,000 107,667
Capital One Financial Corp. ,
3.20%, 1/30/2023 1,000,000 1,053,547
3.75%, 4/24/2024(b) 700,000 766,652
3.75%, 7/28/2026 250,000 283,359
3.65%, 5/11/2027 300,000 343,460
Caterpillar Financial Services
Corp. ,
2.85%, 6/1/2022 500,000 518,615
3.30%, 6/9/2024 250,000 273,396
2.15%, 11/8/2024 500,000 532,533
3.25%, 12/1/2024(b) 500,000 553,025
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 287,919
General Motors Financial Co.,
Inc. ,
3.55%, 7/8/2022 400,000 417,173
5.20%, 3/20/2023 500,000 548,214
5.25%, 3/1/2026 1,055,000 1,243,747
4.35%, 1/17/2027 200,000 227,599
3.60%, 6/21/2030 200,000 223,138
John Deere Capital Corp. ,
2.65%, 1/6/2022(b) 640,000 655,585
2.25%, 9/14/2026 250,000 270,500

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Synchrony Financial ,
4.25%, 8/15/2024 350,000 386,662
4.50%, 7/23/2025 375,000 421,875
Toyota Motor Credit Corp. ,
2.60%, 1/11/2022 500,000 511,783
3.30%, 1/12/2022 500,000 515,702
2.90%, 3/30/2023 1,000,000 1,057,835
1.80%, 2/13/2025(b) 500,000 524,195
3.20%, 1/11/2027 200,000 224,595
2.15%, 2/13/2030 500,000 536,867
18,119,630
Containers & Packaging 0.1%
Bemis Co., Inc. ,
2.63%, 6/19/2030(b) 50,000 54,118
International Paper Co. ,
3.80%, 1/15/2026 500,000 566,390
6.00%, 11/15/2041 550,000 804,550
Packaging Corp. of America ,
4.50%, 11/1/2023 250,000 275,678
3.00%, 12/15/2029(b) 50,000 55,676
4.05%, 12/15/2049 100,000 123,809
WRKCo, Inc. ,
4.90%, 3/15/2029 250,000 308,661
2,188,882
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 38,903
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 118,765
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 92,287
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 35,171
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 154,742
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 174,893
4.68%, 7/1/2114 75,000 113,897
Northwestern University ,
Series 2020, 2.64%,
12/1/2050(b) 28,000 29,780
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 88,557
3.30%, 7/15/2056 200,000 247,352
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 20,226
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050(b) 84,000 87,876
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 48,861
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 63,136
1,314,446
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. ,
3.40%, 1/31/2022 500,000 516,980
4.50%, 2/11/2043 250,000 343,302
Block Financial LLC ,
5.50%, 11/1/2022(b) 250,000 265,692
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 133,000 168,701
4.35%, 4/20/2028 650,000 768,164
GE Capital Funding LLC ,
4.40%, 5/15/2030(f) 200,000 235,645
GE Capital International
Funding Co. Unlimited Co. ,
3.37%, 11/15/2025 248,000 275,961
4.42%, 11/15/2035 1,283,000 1,529,903
Jefferies Financial Group, Inc. ,
5.50%, 10/18/2023 250,000 275,254
National Rural Utilities
Cooperative Finance Corp. ,
3.70%, 3/15/2029 500,000 584,387
2.40%, 3/15/2030 185,000 200,543
8.00%, 3/1/2032 159,000 250,292
Shell International Finance
BV ,
3.40%, 8/12/2023 1,000,000 1,079,292
2.88%, 5/10/2026(b) 500,000 552,847
2.38%, 11/7/2029(b) 250,000 268,809
4.13%, 5/11/2035 500,000 625,059
6.38%, 12/15/2038 250,000 388,398
4.55%, 8/12/2043 500,000 663,520
3.75%, 9/12/2046 500,000 603,426
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 285,862
9,882,037
Diversified Telecommunication Services 1.1%
AT&T, Inc. ,
3.00%, 6/30/2022 500,000 517,455
4.45%, 4/1/2024 500,000 558,314
3.95%, 1/15/2025(b) 500,000 562,136
1.65%, 2/1/2028 200,000 203,966
4.35%, 3/1/2029 1,000,000 1,191,830
4.30%, 2/15/2030 500,000 597,260
2.25%, 2/1/2032(b) 300,000 304,153
2.55%, 12/1/2033(f) 860,000 884,321
4.50%, 5/15/2035 310,000 375,898
4.85%, 3/1/2039 500,000 621,970

36 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
3.10%, 2/1/2043 100,000 101,142
4.65%, 6/1/2044 250,000 300,051
3.65%, 6/1/2051 300,000 313,565
3.30%, 2/1/2052 100,000 98,962
3.50%, 9/15/2053(f) 1,740,000 1,733,367
3.55%, 9/15/2055(f) 1,975,000 1,964,498
3.80%, 12/1/2057(f) 1,114,000 1,157,003
3.65%, 9/15/2059(f) 429,000 430,254
3.50%, 2/1/2061 100,000 99,391
British Telecommunications
plc ,
9.63%, 12/15/2030(e) 250,000 414,520
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 369,000 583,479
Orange SA ,
9.00%, 3/1/2031(e) 407,000 669,141
5.38%, 1/13/2042 250,000 354,130
Telefonica Emisiones SA ,
4.57%, 4/27/2023(b) 700,000 765,250
5.21%, 3/8/2047 450,000 580,132
5.52%, 3/1/2049 500,000 673,642
TELUS Corp. ,
2.80%, 2/16/2027(b) 500,000 549,143
4.30%, 6/15/2049(b) 250,000 316,578
Verizon Communications, Inc. ,
5.15%, 9/15/2023(b) 250,000 281,803
3.38%, 2/15/2025 996,000 1,105,781
0.85%, 11/20/2025 500,000 503,813
4.13%, 3/16/2027 250,000 294,757
4.33%, 9/21/2028 783,000 942,492
3.88%, 2/8/2029 110,000 129,422
1.75%, 1/20/2031 900,000 894,956
4.27%, 1/15/2036 500,000 619,443
4.81%, 3/15/2039 385,000 501,645
2.65%, 11/20/2040 750,000 757,392
4.52%, 9/15/2048 750,000 976,413
5.01%, 4/15/2049 37,000 51,238
2.88%, 11/20/2050 1,000,000 1,006,533
2.99%, 10/30/2056(f) 1,170,000 1,175,259
3.00%, 11/20/2060 500,000 502,313
26,664,811
Electric Utilities 1.6%
Alabama Power Co. ,
4.15%, 8/15/2044 350,000 443,352
Arizona Public Service Co. ,
2.60%, 8/15/2029(b) 500,000 544,445
3.50%, 12/1/2049 200,000 239,613
Baltimore Gas and Electric
Co. ,
3.20%, 9/15/2049(b) 115,000 128,191
2.90%, 6/15/2050 60,000 64,478
CenterPoint Energy Houston
Electric LLC ,
4.50%, 4/1/2044 500,000 661,255
Series AD, 2.90%,
7/1/2050(b) 60,000 64,974
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Cleco Corporate Holdings
LLC ,
3.38%, 9/15/2029 250,000 256,636
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 400,000 460,588
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 260,339
3.65%, 6/15/2046 250,000 296,684
4.00%, 3/1/2048 500,000 632,174
Series 127, 3.20%,
11/15/2049 155,000 173,352
Dominion Energy South
Carolina, Inc. ,
6.05%, 1/15/2038(b) 150,000 222,610
5.10%, 6/1/2065 100,000 157,248
DTE Electric Co. ,
4.30%, 7/1/2044 500,000 644,574
3.70%, 3/15/2045 145,000 174,912
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026 500,000 560,219
2.45%, 2/1/2030 100,000 107,494
4.25%, 12/15/2041 300,000 381,571
3.70%, 12/1/2047 500,000 602,721
3.20%, 8/15/2049 50,000 56,812
Duke Energy Corp. ,
3.05%, 8/15/2022 350,000 362,555
0.90%, 9/15/2025 50,000 50,110
2.45%, 6/1/2030(b) 420,000 446,652
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 279,001
2.50%, 12/1/2029 70,000 76,372
3.40%, 10/1/2046 500,000 569,938
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 162,237
Duke Energy Progress LLC ,
4.15%, 12/1/2044 500,000 633,488
4.20%, 8/15/2045 500,000 633,854
Edison International ,
3.55%, 11/15/2024 175,000 188,392
4.13%, 3/15/2028 500,000 557,294
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 255,365
Entergy Corp. ,
4.00%, 7/15/2022 400,000 419,412
2.80%, 6/15/2030 80,000 86,351
3.75%, 6/15/2050 35,000 40,466
Entergy Texas, Inc. ,
4.00%, 3/30/2029 750,000 875,473
1.75%, 3/15/2031 400,000 400,689
3.55%, 9/30/2049 200,000 230,295
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 249,133
Evergy Metro, Inc. ,
3.65%, 8/15/2025 500,000 561,624
Evergy, Inc. ,
2.90%, 9/15/2029(b) 250,000 273,896
Eversource Energy ,
Series K, 2.75%, 3/15/2022 500,000 513,177
Series H, 3.15%, 1/15/2025 245,000 267,005

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy,
Series Q, 0.80%, 8/15/2025 100,000 99,784
Series O, 4.25%, 4/1/2029 400,000 478,982
Series R, 1.65%, 8/15/2030 100,000 99,536
3.45%, 1/15/2050 100,000 113,647
Exelon Corp. ,
5.63%, 6/15/2035 400,000 540,633
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 65,283
3.13%, 12/1/2025 500,000 554,637
5.65%, 2/1/2037 450,000 640,084
4.13%, 2/1/2042 250,000 316,772
3.95%, 3/1/2048 500,000 652,032
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 1,053,333
4.30%, 3/15/2042 500,000 634,022
Hydro-Quebec ,
Series HY, 8.40%,
1/15/2022 220,000 237,611
Series GF, 8.88%, 3/1/2026 156,000 217,476
Iberdrola International BV ,
5.81%, 3/15/2025(b) 118,000 140,858
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 456,995
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 623,000 719,301
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 250,000 322,229
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 789,700
4.80%, 9/15/2043 500,000 683,033
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 107,559
Series EE, 3.13%, 8/1/2050 100,000 110,527
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 11/1/2029 245,000 266,784
Northern States Power Co. ,
2.15%, 8/15/2022 250,000 255,208
4.00%, 8/15/2045 165,000 213,435
NSTAR Electric Co. ,
2.38%, 10/15/2022 500,000 515,049
3.95%, 4/1/2030(b) 500,000 606,092
Oncor Electric Delivery Co.
LLC ,
4.55%, 12/1/2041 150,000 198,357
5.30%, 6/1/2042 150,000 214,048
3.10%, 9/15/2049 250,000 287,092
Pacific Gas and Electric Co. ,
4.25%, 8/1/2023 500,000 536,811
3.75%, 7/1/2028(b) 800,000 873,190
4.55%, 7/1/2030 500,000 569,257
2.50%, 2/1/2031 150,000 150,249
4.50%, 7/1/2040 500,000 557,026
4.95%, 7/1/2050 500,000 594,850
PacifiCorp ,
5.25%, 6/15/2035 177,000 244,990
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 305,935
Potomac Electric Power Co. ,
4.15%, 3/15/2043 200,000 252,054
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 500,000 597,836
5.00%, 3/15/2044 250,000 322,293
Progress Energy, Inc. ,
7.75%, 3/1/2031 236,000 351,383
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 208,691
4.30%, 3/15/2044 250,000 327,249
Series 34, 3.20%, 3/1/2050 200,000 231,457
Series 36, 2.70%, 1/15/2051 200,000 213,665
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 400,000 491,762
3.20%, 8/1/2049 250,000 285,853
Southern California Edison
Co. ,
Series B, 2.40%, 2/1/2022 500,000 508,416
Series C, 3.50%, 10/1/2023 500,000 536,400
6.00%, 1/15/2034 177,000 246,178
4.00%, 4/1/2047 400,000 469,070
Series B, 4.88%, 3/1/2049 500,000 658,748
Southern Co. (The) ,
3.25%, 7/1/2026 295,000 330,846
4.40%, 7/1/2046 200,000 251,188
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 750,000 881,933
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 48,271
Union Electric Co. ,
3.65%, 4/15/2045 250,000 295,178
3.25%, 10/1/2049 250,000 286,630
Virginia Electric and Power
Co. ,
3.45%, 9/1/2022 500,000 520,752
Series B, 4.20%, 5/15/2045 200,000 255,685
3.30%, 12/1/2049(b) 50,000 58,750
2.45%, 12/15/2050 120,000 120,157
Wisconsin Electric Power Co. ,
5.63%, 5/15/2033(b) 59,000 81,564
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 549,492
6.50%, 7/1/2036 177,000 265,579
40,336,508
Electrical Equipment 0.1%
Eaton Corp. ,
2.75%, 11/2/2022 750,000 782,559
3.10%, 9/15/2027 500,000 559,933
1,342,492
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 275,619

38 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 250,000 267,798
Corning, Inc. ,
4.38%, 11/15/2057 500,000 624,052
Jabil, Inc. ,
3.00%, 1/15/2031 270,000 287,191
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 82,764
Tyco Electronics Group SA ,
3.50%, 2/3/2022 300,000 308,219
1,845,643
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
3.34%, 12/15/2027 285,000 319,154
3.14%, 11/7/2029(b) 85,000 93,328
Baker Hughes Holdings LLC ,
5.13%, 9/15/2040 200,000 264,041
Halliburton Co. ,
3.80%, 11/15/2025(b) 133,000 149,132
6.70%, 9/15/2038 300,000 398,674
5.00%, 11/15/2045(b) 500,000 593,523
National Oilwell Varco, Inc. ,
3.95%, 12/1/2042 350,000 355,552
2,173,404
Entertainment 0.2%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030 25,000 24,544
2.50%, 9/15/2050 200,000 195,084
NBCUniversal Media LLC ,
5.95%, 4/1/2041 200,000 304,901
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 360,914
3.00%, 2/13/2026 150,000 166,525
3.00%, 7/30/2046 150,000 163,037
Walt Disney Co. (The) ,
3.35%, 3/24/2025 300,000 332,489
1.75%, 1/13/2026 100,000 104,804
2.00%, 9/1/2029(b) 300,000 313,386
2.65%, 1/13/2031(b) 600,000 657,400
6.55%, 3/15/2033 300,000 439,760
6.20%, 12/15/2034 245,000 371,120
6.65%, 11/15/2037 150,000 236,697
3.50%, 5/13/2040 100,000 117,387
5.40%, 10/1/2043 500,000 729,904
4.70%, 3/23/2050(b) 200,000 282,000
3.60%, 1/13/2051(b) 500,000 605,752
5,405,704
Equity Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 75,000 74,826
4.85%, 4/15/2049 500,000 700,313
American Campus
Communities Operating
Partnership LP ,
2.85%, 2/1/2030 250,000 261,607
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
American Tower Corp. ,
3.50%, 1/31/2023 250,000 265,108
0.60%, 1/15/2024 155,000 155,150
2.40%, 3/15/2025 125,000 132,891
4.40%, 2/15/2026 40,000 46,314
1.50%, 1/31/2028 300,000 301,737
3.95%, 3/15/2029 1,000,000 1,163,382
2.90%, 1/15/2030 110,000 119,843
1.88%, 10/15/2030 165,000 166,343
3.10%, 6/15/2050 40,000 41,124
2.95%, 1/15/2051 200,000 200,094
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025(b) 695,000 773,378
3.30%, 6/1/2029 20,000 22,728
2.45%, 1/15/2031 210,000 225,723
Boston Properties LP ,
3.80%, 2/1/2024 250,000 271,615
2.75%, 10/1/2026 750,000 817,484
2.90%, 3/15/2030 100,000 107,622
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 542,885
CC Holdings GS V LLC ,
3.85%, 4/15/2023 250,000 268,305
Crown Castle International
Corp. ,
3.70%, 6/15/2026 60,000 67,598
3.65%, 9/1/2027 750,000 846,414
3.10%, 11/15/2029 260,000 286,349
CubeSmart LP ,
3.00%, 2/15/2030 250,000 273,228
2.00%, 2/15/2031 300,000 300,631
CyrusOne LP ,
2.90%, 11/15/2024 50,000 53,380
3.45%, 11/15/2029 50,000 53,787
Duke Realty LP ,
2.88%, 11/15/2029(b) 125,000 138,128
1.75%, 7/1/2030 65,000 65,687
Equinix, Inc. ,
2.63%, 11/18/2024 80,000 85,507
1.00%, 9/15/2025(b) 300,000 300,766
1.55%, 3/15/2028 100,000 101,605
3.20%, 11/18/2029 105,000 115,674
2.95%, 9/15/2051 100,000 100,778
ERP Operating LP ,
3.00%, 4/15/2023 500,000 526,471
2.50%, 2/15/2030 100,000 107,957
4.50%, 7/1/2044 350,000 461,924
Essex Portfolio LP ,
4.00%, 3/1/2029 100,000 117,157
3.00%, 1/15/2030 75,000 82,685
2.65%, 3/15/2032 35,000 37,531
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 200,000 223,084
GLP Capital LP ,
5.30%, 1/15/2029 500,000 581,810
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 250,000 272,942

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Healthpeak Properties, Inc. ,
4.25%, 11/15/2023 12,000 13,134
3.50%, 7/15/2029 125,000 141,723
3.00%, 1/15/2030 180,000 196,909
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 264,380
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 525,000 554,308
Series E, 4.00%, 6/15/2025 375,000 402,987
Series H, 3.38%,
12/15/2029 100,000 102,802
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 106,341
Kimco Realty Corp. ,
3.13%, 6/1/2023 500,000 526,695
4.45%, 9/1/2047 250,000 293,151
Mid-America Apartments LP ,
2.75%, 3/15/2030(b) 50,000 54,289
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 500,000 514,434
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 618,759
3.63%, 10/1/2029 100,000 106,144
Prologis LP ,
2.25%, 4/15/2030 160,000 171,357
1.25%, 10/15/2030 65,000 64,326
3.00%, 4/15/2050 65,000 71,707
2.13%, 10/15/2050 155,000 143,573
Realty Income Corp. ,
3.25%, 10/15/2022 350,000 364,880
0.75%, 3/15/2026 70,000 69,894
3.25%, 1/15/2031 265,000 300,241
1.80%, 3/15/2033 55,000 55,235
Regency Centers LP ,
2.95%, 9/15/2029 50,000 53,416
3.70%, 6/15/2030 300,000 339,687
Sabra Health Care LP ,
3.90%, 10/15/2029 250,000 262,845
Simon Property Group LP ,
3.38%, 10/1/2024 500,000 543,622
2.45%, 9/13/2029 250,000 262,473
4.25%, 11/30/2046 500,000 579,719
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 519,262
Spirit Realty LP ,
4.00%, 7/15/2029 215,000 241,953
3.40%, 1/15/2030 250,000 270,994
UDR, Inc. ,
3.00%, 8/15/2031 250,000 276,418
1.90%, 3/15/2033 55,000 54,929
Ventas Realty LP ,
3.13%, 6/15/2023 500,000 528,258
4.00%, 3/1/2028 250,000 285,083
3.00%, 1/15/2030 100,000 107,543
VEREIT Operating
Partnership LP ,
2.85%, 12/15/2032 400,000 417,983
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Welltower, Inc. ,
4.25%, 4/1/2026 500,000 582,044
3.10%, 1/15/2030 100,000 109,378
2.75%, 1/15/2031 500,000 533,190
Weyerhaeuser Co. ,
7.38%, 3/15/2032 500,000 749,378
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 137,783
23,852,792
Food & Staples Retailing 0.4%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 512,062
Kroger Co. (The) ,
4.00%, 2/1/2024 500,000 549,262
7.50%, 4/1/2031 257,000 378,174
5.40%, 7/15/2040 200,000 271,296
5.40%, 1/15/2049(b) 50,000 72,359
3.95%, 1/15/2050 100,000 121,231
Sysco Corp. ,
3.75%, 10/1/2025 145,000 162,758
3.30%, 7/15/2026 255,000 283,556
2.40%, 2/15/2030(b) 300,000 312,004
5.95%, 4/1/2030 500,000 656,704
4.85%, 10/1/2045 150,000 189,768
6.60%, 4/1/2050 300,000 461,338
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 55,000 60,816
3.20%, 4/15/2030(b) 500,000 542,868
4.50%, 11/18/2034 400,000 459,087
4.80%, 11/18/2044(b) 150,000 170,137
Walmart, Inc. ,
2.55%, 4/11/2023(b) 750,000 785,655
3.30%, 4/22/2024 725,000 790,066
2.65%, 12/15/2024 500,000 542,140
3.05%, 7/8/2026 500,000 562,772
3.70%, 6/26/2028 200,000 235,469
7.55%, 2/15/2030 118,000 180,308
3.63%, 12/15/2047 500,000 632,925
4.05%, 6/29/2048 500,000 677,333
2.95%, 9/24/2049 250,000 287,691
9,897,779
Food Products 0.3%
Archer-Daniels-Midland Co. ,
4.02%, 4/16/2043 172,000 217,496
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 587,827
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 297,838
5.30%, 11/1/2038 250,000 333,827
General Mills, Inc. ,
4.20%, 4/17/2028 500,000 599,241
4.15%, 2/15/2043 100,000 124,827
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 273,586
J M Smucker Co. (The) ,
4.25%, 3/15/2035 400,000 490,194

40 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Kellogg Co. ,
3.25%, 4/1/2026 125,000 140,520
4.50%, 4/1/2046 250,000 320,901
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 250,000 331,889
Mondelez International, Inc. ,
1.50%, 5/4/2025 60,000 62,043
3.63%, 2/13/2026 300,000 340,169
2.75%, 4/13/2030 200,000 219,556
1.50%, 2/4/2031 70,000 69,117
2.63%, 9/4/2050 40,000 40,252
Tyson Foods, Inc. ,
4.50%, 6/15/2022 200,000 209,721
3.95%, 8/15/2024 500,000 555,178
3.55%, 6/2/2027 500,000 570,918
4.55%, 6/2/2047 100,000 132,585
5.10%, 9/28/2048 250,000 359,316
Unilever Capital Corp. ,
2.00%, 7/28/2026 500,000 533,080
1.38%, 9/14/2030 165,000 165,637
5.90%, 11/15/2032 206,000 303,125
7,278,843
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 553,057
3.38%, 9/15/2049 160,000 185,830
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%, 11/15/2024 100,000 106,967
Series B, 3.00%,
11/15/2029(b) 200,000 221,447
Series C, 3.90%,
11/15/2049 100,000 117,183
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 262,423
ONE Gas, Inc. ,
4.66%, 2/1/2044 250,000 327,017
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 119,819
1,893,743
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
2.55%, 3/15/2022 215,000 220,782
3.88%, 9/15/2025 90,000 103,080
3.75%, 11/30/2026(b) 498,000 583,233
1.15%, 1/30/2028 90,000 91,250
1.40%, 6/30/2030 95,000 96,467
5.30%, 5/27/2040 500,000 735,247
4.90%, 11/30/2046 250,000 369,638
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 502,080
Becton Dickinson and Co. ,
3.73%, 12/15/2024 570,000 631,845
3.70%, 6/6/2027 326,000 373,982
4.67%, 6/6/2047 200,000 262,190
3.79%, 5/20/2050 200,000 237,145
Boston Scientific Corp. ,
3.85%, 5/15/2025 255,000 287,568
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Boston Scientific Corp.,
4.00%, 3/1/2029 500,000 588,985
4.70%, 3/1/2049 150,000 205,447
Danaher Corp. ,
3.35%, 9/15/2025 250,000 279,826
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 109,309
3.25%, 11/15/2039 100,000 113,738
3.40%, 11/15/2049(b) 140,000 165,919
Koninklijke Philips NV ,
5.00%, 3/15/2042 250,000 336,587
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 470,958
4.63%, 3/15/2045(b) 300,000 424,960
Stryker Corp. ,
3.38%, 11/1/2025 160,000 178,860
3.50%, 3/15/2026 70,000 79,230
4.63%, 3/15/2046 400,000 536,684
Zimmer Biomet Holdings, Inc. ,
4.45%, 8/15/2045 150,000 175,601
8,160,611
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 74,434
Series 2020, 3.01%,
6/15/2050 66,000 70,771
Aetna, Inc. ,
2.80%, 6/15/2023(b) 500,000 526,046
3.50%, 11/15/2024 500,000 548,692
6.63%, 6/15/2036(b) 250,000 367,230
3.88%, 8/15/2047 200,000 238,134
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 56,720
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 246,136
Anthem, Inc. ,
2.38%, 1/15/2025 160,000 171,095
4.10%, 3/1/2028 750,000 886,274
2.25%, 5/15/2030 200,000 212,308
4.63%, 5/15/2042 250,000 325,515
5.10%, 1/15/2044 300,000 415,439
4.65%, 8/15/2044 250,000 328,335
3.13%, 5/15/2050 215,000 235,573
Ascension Health ,
Series B, 3.11%, 11/15/2039 34,000 37,811
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 43,124
Cardinal Health, Inc. ,
3.75%, 9/15/2025 340,000 383,760
3.41%, 6/15/2027(b) 500,000 564,366
4.37%, 6/15/2047 200,000 235,249
Cigna Corp. ,
3.90%, 2/15/2022 150,000 155,830
3.00%, 7/15/2023 500,000 529,437
3.50%, 6/15/2024 500,000 546,219
3.25%, 4/15/2025 250,000 274,540

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Corp.,
3.05%, 10/15/2027 400,000 447,938
4.38%, 10/15/2028 300,000 362,448
4.80%, 7/15/2046 250,000 329,009
4.90%, 12/15/2048 600,000 823,720
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 37,998
2.78%, 10/1/2030 77,000 81,472
3.82%, 10/1/2049 108,000 121,931
4.19%, 10/1/2049 37,000 42,996
3.91%, 10/1/2050 149,000 165,815
CVS Health Corp. ,
3.70%, 3/9/2023 103,000 110,258
3.38%, 8/12/2024(b) 500,000 545,888
4.10%, 3/25/2025 61,000 69,067
3.63%, 4/1/2027 55,000 62,565
1.30%, 8/21/2027 265,000 266,116
4.30%, 3/25/2028 391,000 465,405
3.75%, 4/1/2030(b) 405,000 471,085
1.75%, 8/21/2030 360,000 361,919
1.88%, 2/28/2031 210,000 212,150
4.88%, 7/20/2035 500,000 647,579
4.78%, 3/25/2038 400,000 504,748
4.13%, 4/1/2040 200,000 238,460
2.70%, 8/21/2040 125,000 126,273
5.13%, 7/20/2045 500,000 672,179
5.05%, 3/25/2048 1,000,000 1,353,174
4.25%, 4/1/2050 85,000 106,140
Duke University Health
System, Inc. ,
Series 2017, 3.92%,
6/1/2047 345,000 423,220
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 120,482
HCA, Inc. ,
5.00%, 3/15/2024 1,000,000 1,124,811
4.13%, 6/15/2029 250,000 289,884
5.13%, 6/15/2039 30,000 38,341
5.50%, 6/15/2047 350,000 466,796
5.25%, 6/15/2049 200,000 263,738
Humana, Inc. ,
3.15%, 12/1/2022 1,000,000 1,044,401
3.95%, 8/15/2049 150,000 183,049
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046(b) 20,000 24,880
Kaiser Foundation Hospitals ,
4.88%, 4/1/2042 250,000 342,548
Series 2019, 3.27%,
11/1/2049 122,000 139,490
Laboratory Corp. of America
Holdings ,
3.75%, 8/23/2022 350,000 366,119
2.95%, 12/1/2029 250,000 276,190
McKesson Corp. ,
3.95%, 2/16/2028(b) 250,000 291,289
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 60,537
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 37,344
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 246,181
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 35,000 41,925
Partners Healthcare System,
Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 51,648
Series 2020, 3.19%,
7/1/2049 100,000 110,014
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 45,815
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 411,259
4.20%, 6/30/2029 100,000 118,982
2.95%, 6/30/2030 75,000 82,535
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 37,563
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 45,332
Series 2018, 4.09%,
8/15/2048 50,000 60,424
Series 20A, 3.36%,
8/15/2050 134,000 145,595
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 67,924
UnitedHealth Group, Inc. ,
1.25%, 1/15/2026 40,000 41,213
3.38%, 4/15/2027 500,000 570,652
2.95%, 10/15/2027 500,000 561,429
3.88%, 12/15/2028(b) 500,000 599,320
2.00%, 5/15/2030 60,000 63,611
4.63%, 7/15/2035 105,000 140,671
5.80%, 3/15/2036(b) 708,000 1,058,114
2.75%, 5/15/2040 50,000 54,150
3.95%, 10/15/2042 250,000 315,711
4.75%, 7/15/2045 250,000 352,048
3.70%, 8/15/2049 500,000 625,708
2.90%, 5/15/2050(b) 40,000 44,200
3.88%, 8/15/2059 300,000 387,570
3.13%, 5/15/2060 100,000 115,817
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 54,603
28,042,504

42 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 50,000 52,950
3.50%, 8/18/2026 55,000 58,841
3.90%, 8/8/2029 40,000 42,998
Marriott International, Inc. ,
Series EE, 5.75%,
5/1/2025(b) 300,000 350,846
McDonald's Corp. ,
3.30%, 7/1/2025 30,000 33,400
3.70%, 1/30/2026 250,000 284,709
3.50%, 7/1/2027 500,000 573,338
3.80%, 4/1/2028 500,000 584,229
2.63%, 9/1/2029(b) 250,000 273,492
3.60%, 7/1/2030 350,000 409,998
4.70%, 12/9/2035 400,000 516,960
4.88%, 7/15/2040 250,000 330,928
4.88%, 12/9/2045 250,000 340,315
3.63%, 9/1/2049 200,000 234,282
4.20%, 4/1/2050 200,000 256,663
Sands China Ltd. ,
4.60%, 8/8/2023 500,000 530,995
5.40%, 8/8/2028(b) 200,000 234,032
Starbucks Corp. ,
1.30%, 5/7/2022 40,000 40,558
3.50%, 3/1/2028(b) 750,000 859,269
2.55%, 11/15/2030 200,000 216,228
4.45%, 8/15/2049 250,000 329,221
3.50%, 11/15/2050 200,000 229,525
6,783,777
Household Durables 0.0%
†
DR Horton, Inc. ,
2.50%, 10/15/2024(b) 215,000 229,454
Whirlpool Corp. ,
3.70%, 5/1/2025 500,000 554,702
784,156
Household Products 0.1%
Kimberly-Clark Corp. ,
2.40%, 6/1/2023 500,000 525,242
6.63%, 8/1/2037 130,000 211,776
3.20%, 7/30/2046(b) 165,000 195,042
2.88%, 2/7/2050 100,000 112,453
Procter & Gamble Co. (The) ,
2.15%, 8/11/2022 1,000,000 1,031,360
0.55%, 10/29/2025(b) 240,000 242,068
2.85%, 8/11/2027(b) 250,000 278,995
1.20%, 10/29/2030(b) 300,000 300,217
3.60%, 3/25/2050(b) 300,000 401,994
3,299,147
Independent Power and Renewable Electricity Producers
0.0%
†
Oglethorpe Power Corp. ,
5.25%, 9/1/2050 200,000 246,945
Industrial Conglomerates 0.3%
3M Co. ,
2.00%, 2/14/2025(b) 200,000 211,972
3.00%, 8/7/2025 400,000 443,859
2.38%, 8/26/2029 200,000 216,294
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
3M Co.,
3.05%, 4/15/2030(b) 300,000 340,877
5.70%, 3/15/2037 415,000 598,105
3.25%, 8/26/2049 90,000 103,863
General Electric Co. ,
2.70%, 10/9/2022 250,000 260,761
3.38%, 3/11/2024(b) 500,000 543,639
3.45%, 5/15/2024 144,000 157,149
3.63%, 5/1/2030(b) 400,000 456,917
6.75%, 3/15/2032 323,000 452,601
6.15%, 8/7/2037 201,000 276,781
5.88%, 1/14/2038 144,000 194,943
6.88%, 1/10/2039 200,000 294,361
4.25%, 5/1/2040 400,000 472,263
4.13%, 10/9/2042 48,000 56,185
4.35%, 5/1/2050 300,000 364,220
Honeywell International, Inc. ,
1.35%, 6/1/2025 40,000 41,393
2.50%, 11/1/2026 500,000 551,799
2.70%, 8/15/2029 500,000 559,075
2.80%, 6/1/2050 90,000 98,522
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 53,229
1.00%, 9/15/2025(b) 60,000 60,711
2.95%, 9/15/2029 90,000 98,828
1.75%, 2/15/2031 245,000 243,907
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 325,359
7,477,613
Insurance 0.8%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 588,205
Alleghany Corp. ,
4.95%, 6/27/2022 400,000 425,788
Allstate Corp. (The) ,
4.50%, 6/15/2043 250,000 334,134
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 264,672
American International Group,
Inc. ,
3.90%, 4/1/2026 475,000 541,518
4.25%, 3/15/2029 500,000 599,790
3.88%, 1/15/2035 250,000 299,754
4.80%, 7/10/2045 150,000 197,919
4.38%, 6/30/2050 200,000 261,414
4.38%, 1/15/2055 250,000 320,763
Aon Corp. ,
2.80%, 5/15/2030 400,000 436,154
Aon plc ,
3.88%, 12/15/2025 195,000 222,265
4.60%, 6/14/2044 250,000 331,279
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 340,639
Berkshire Hathaway Finance
Corp. ,
1.45%, 10/15/2030 200,000 202,487
4.30%, 5/15/2043 250,000 330,721

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Berkshire Hathaway Finance
Corp.,
4.25%, 1/15/2049 300,000 397,830
2.85%, 10/15/2050 45,000 48,158
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027(b) 281,000 305,481
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 248,485
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 500,000 526,499
3.35%, 5/3/2026 90,000 101,402
4.35%, 11/3/2045 250,000 338,483
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 253,940
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030(b) 100,000 104,315
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 461,526
Lincoln National Corp. ,
3.05%, 1/15/2030 500,000 557,387
Loews Corp. ,
3.20%, 5/15/2030 85,000 96,510
4.13%, 5/15/2043 400,000 472,073
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(c) 500,000 546,504
Markel Corp. ,
3.35%, 9/17/2029 475,000 533,801
Marsh & McLennan Cos., Inc. ,
2.25%, 11/15/2030 145,000 153,425
4.20%, 3/1/2048 500,000 656,644
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 565,928
5.70%, 6/15/2035 159,000 233,765
6.40%, 12/15/2036 500,000 646,042
4.88%, 11/13/2043 250,000 355,132
4.60%, 5/13/2046(b) 165,000 227,415
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 105,000 125,476
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 553,358
4.30%, 11/15/2046 200,000 254,567
Progressive Corp. (The) ,
6.25%, 12/1/2032 162,000 235,718
3.70%, 1/26/2045 250,000 303,200
Prudential Financial, Inc. ,
(ICE LIBOR USD 3
Month + 3.92%), 5.63%,
6/15/2043(c) 250,000 268,076
4.60%, 5/15/2044(b) 250,000 325,651
3.91%, 12/7/2047 186,000 223,482
3.94%, 12/7/2049 605,000 733,801
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 372,232
4.10%, 3/4/2049 200,000 262,892
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 287,801
Unum Group ,
4.00%, 6/15/2029 250,000 281,053
Willis North America, Inc. ,
4.50%, 9/15/2028 400,000 481,916
2.95%, 9/15/2029 65,000 71,082
XLIT Ltd. ,
4.45%, 3/31/2025 500,000 570,488
18,879,040
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024 750,000 820,729
0.45%, 8/15/2025 45,000 45,091
2.00%, 8/15/2026 500,000 535,980
0.80%, 8/15/2027 90,000 89,569
1.10%, 8/15/2030 165,000 162,553
1.90%, 8/15/2040 100,000 97,991
2.05%, 8/15/2050 200,000 190,480
Baidu, Inc. ,
3.88%, 9/29/2023 400,000 430,877
4.38%, 3/29/2028 200,000 230,442
2,603,712
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. ,
4.50%, 11/28/2034 500,000 620,822
4.20%, 12/6/2047 500,000 628,457
Amazon.com, Inc. ,
2.80%, 8/22/2024 250,000 270,503
3.15%, 8/22/2027 250,000 284,822
1.50%, 6/3/2030 500,000 507,553
4.80%, 12/5/2034 500,000 685,577
3.88%, 8/22/2037 350,000 436,083
4.05%, 8/22/2047 500,000 659,100
4.25%, 8/22/2057 250,000 355,494
Booking Holdings, Inc. ,
4.63%, 4/13/2030(b) 200,000 248,390
eBay, Inc. ,
3.80%, 3/9/2022 285,000 295,658
3.60%, 6/5/2027 500,000 566,419
Expedia Group, Inc. ,
3.80%, 2/15/2028 200,000 214,859
3.25%, 2/15/2030 165,000 171,634
5,945,371
IT Services 0.5%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 400,000 399,028
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 241,894
Fidelity National Information
Services, Inc. ,
3.50%, 4/15/2023 150,000 159,179
3.00%, 8/15/2026 750,000 835,164

44 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Fiserv, Inc. ,
2.75%, 7/1/2024 350,000 375,768
2.25%, 6/1/2027 400,000 426,126
3.50%, 7/1/2029 300,000 342,392
2.65%, 6/1/2030 215,000 232,486
4.40%, 7/1/2049 350,000 468,007
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 267,672
4.45%, 6/1/2028 300,000 355,872
3.20%, 8/15/2029 150,000 166,491
International Business
Machines Corp. ,
2.85%, 5/13/2022 1,000,000 1,035,490
1.70%, 5/15/2027 255,000 264,733
3.50%, 5/15/2029(b) 400,000 462,810
1.95%, 5/15/2030 400,000 412,059
5.88%, 11/29/2032 433,000 624,903
4.00%, 6/20/2042(b) 500,000 618,645
4.25%, 5/15/2049 500,000 655,413
2.95%, 5/15/2050 100,000 106,377
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 318,283
3.30%, 3/26/2027 60,000 68,427
2.95%, 6/1/2029 200,000 224,363
3.35%, 3/26/2030(b) 370,000 431,666
3.80%, 11/21/2046 250,000 314,789
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 70,000 71,670
2.40%, 10/1/2024 85,000 90,818
1.65%, 6/1/2025 95,000 99,234
2.85%, 10/1/2029 170,000 188,741
2.30%, 6/1/2030 100,000 107,023
3.25%, 6/1/2050(b) 120,000 138,167
Visa, Inc. ,
2.80%, 12/14/2022 250,000 261,552
3.15%, 12/14/2025 135,000 151,417
1.10%, 2/15/2031 300,000 295,593
4.30%, 12/14/2045 750,000 1,025,645
2.00%, 8/15/2050 200,000 190,601
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 190,395
12,618,893
Leisure Products 0.0%
†
Hasbro, Inc. ,
2.60%, 11/19/2022 45,000 46,730
3.00%, 11/19/2024 100,000 108,261
3.55%, 11/19/2026 100,000 111,583
3.90%, 11/19/2029 100,000 113,153
5.10%, 5/15/2044 100,000 114,232
493,959
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
3.88%, 7/15/2023 250,000 269,000
2.75%, 9/15/2029 165,000 179,915
PerkinElmer, Inc. ,
3.30%, 9/15/2029 100,000 112,695
Thermo Fisher Scientific, Inc. ,
4.15%, 2/1/2024(b) 500,000 551,264
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
2.60%, 10/1/2029(b) 325,000 355,662
5.30%, 2/1/2044 100,000 145,096
1,613,632
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 6/26/2022 350,000 359,799
2.60%, 9/19/2029 70,000 77,300
6.05%, 8/15/2036 177,000 264,937
3.25%, 9/19/2049 330,000 386,378
Deere & Co. ,
3.90%, 6/9/2042 250,000 317,276
Dover Corp. ,
2.95%, 11/4/2029 45,000 49,111
5.38%, 3/1/2041 100,000 127,009
Flowserve Corp. ,
3.50%, 9/15/2022 100,000 103,743
Fortive Corp. ,
4.30%, 6/15/2046 250,000 307,521
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 275,483
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 325,971
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 500,000 617,506
Stanley Black & Decker, Inc. ,
4.25%, 11/15/2028 250,000 304,432
2.30%, 3/15/2030 500,000 542,649
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(e) 250,000 296,480
4,355,595
Media 0.9%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 1,000,000 1,054,214
4.91%, 7/23/2025 410,000 476,359
5.05%, 3/30/2029 250,000 303,830
2.30%, 2/1/2032 300,000 300,157
6.38%, 10/23/2035 500,000 684,560
6.48%, 10/23/2045 250,000 354,246
5.38%, 5/1/2047 250,000 311,565
5.75%, 4/1/2048 500,000 653,249
4.80%, 3/1/2050 400,000 477,274
3.70%, 4/1/2051 135,000 139,943
3.85%, 4/1/2061 310,000 311,772
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 118,000 138,091
Comcast Corp. ,
3.60%, 3/1/2024 500,000 550,042
3.10%, 4/1/2025 55,000 60,511
3.15%, 2/15/2028(b) 500,000 564,252
4.15%, 10/15/2028 700,000 842,272
3.40%, 4/1/2030 365,000 420,729
1.95%, 1/15/2031 200,000 205,660
1.50%, 2/15/2031(b) 295,000 292,933

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
4.25%, 1/15/2033 250,000 313,629
7.05%, 3/15/2033(b) 295,000 452,778
4.40%, 8/15/2035 500,000 639,335
6.50%, 11/15/2035 100,000 154,453
3.90%, 3/1/2038 250,000 305,541
3.40%, 7/15/2046 250,000 286,992
3.97%, 11/1/2047 743,000 929,009
4.70%, 10/15/2048 1,000,000 1,391,006
4.00%, 11/1/2049 863,000 1,086,399
2.80%, 1/15/2051 160,000 166,317
2.45%, 8/15/2052 300,000 291,606
2.65%, 8/15/2062(b) 200,000 199,734
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 296,299
4.90%, 3/11/2026 115,000 135,584
3.95%, 3/20/2028 500,000 573,658
3.63%, 5/15/2030 200,000 228,981
5.00%, 9/20/2037 125,000 157,705
4.00%, 9/15/2055(f) 387,000 432,349
Fox Corp. ,
5.58%, 1/25/2049 500,000 729,701
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 349,485
5.00%, 5/13/2045 250,000 300,994
Omnicom Group, Inc. ,
3.63%, 5/1/2022 50,000 52,148
Time Warner Cable LLC ,
6.75%, 6/15/2039 900,000 1,279,404
5.88%, 11/15/2040 250,000 333,278
ViacomCBS, Inc. ,
3.88%, 4/1/2024 500,000 546,497
4.75%, 5/15/2025 300,000 348,227
5.50%, 5/15/2033 118,000 152,543
4.85%, 7/1/2042 100,000 123,231
4.38%, 3/15/2043 459,000 541,474
5.85%, 9/1/2043 200,000 277,823
4.60%, 1/15/2045 250,000 298,803
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 609,264
22,125,906
Metals & Mining 0.2%
Barrick Gold Corp. ,
5.25%, 4/1/2042 150,000 206,614
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 250,000 364,126
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 101,497
5.00%, 9/30/2043 500,000 734,367
Newmont Corp. ,
5.88%, 4/1/2035 236,000 343,126
4.88%, 3/15/2042 150,000 203,811
Nucor Corp. ,
4.00%, 8/1/2023 500,000 540,175
Reliance Steel & Aluminum
Co. ,
4.50%, 4/15/2023 250,000 269,715
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 300,693
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042 250,000 325,894
Southern Copper Corp. ,
3.88%, 4/23/2025 750,000 831,938
6.75%, 4/16/2040 250,000 375,807
5.88%, 4/23/2045(b) 230,000 332,028
Teck Resources Ltd. ,
6.25%, 7/15/2041 250,000 319,233
Vale Overseas Ltd. ,
6.88%, 11/10/2039 250,000 372,190
5,621,214
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 250,000 264,510
3.50%, 4/3/2030 500,000 573,687
Target Corp. ,
2.25%, 4/15/2025 280,000 300,219
2.50%, 4/15/2026(b) 750,000 828,648
2.35%, 2/15/2030 105,000 114,675
2.65%, 9/15/2030(b) 450,000 505,259
2,586,998
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024(b) 310,000 330,325
Ameren Illinois Co. ,
2.70%, 9/1/2022(b) 450,000 465,002
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 500,000 687,001
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 228,860
3.88%, 10/15/2049 100,000 116,771
Consolidated Edison Co. of
New York, Inc. ,
3.95%, 3/1/2043 500,000 588,985
4.50%, 12/1/2045 500,000 647,063
3.70%, 11/15/2059 300,000 346,292
Consumers Energy Co. ,
3.10%, 8/15/2050 45,000 51,918
2.50%, 5/1/2060 265,000 265,652
Delmarva Power & Light Co. ,
3.50%, 11/15/2023(b) 250,000 270,192
Dominion Energy, Inc. ,
Series E, 6.30%, 3/15/2033 10,000 14,217
Series B, 5.95%, 6/15/2035 251,000 351,472
Series C, 4.90%, 8/1/2041 700,000 916,129
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 170,000 171,874
2.95%, 3/1/2030 250,000 272,760
NiSource, Inc. ,
0.95%, 8/15/2025(b) 160,000 160,932
1.70%, 2/15/2031 85,000 84,523
5.95%, 6/15/2041 300,000 428,359
4.80%, 2/15/2044 250,000 326,948
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 275,653

46 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 400,000 564,562
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030 100,000 101,085
4.15%, 5/15/2048 500,000 627,695
Sempra Energy ,
4.05%, 12/1/2023 150,000 164,342
6.00%, 10/15/2039 220,000 315,010
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 251,409
4.40%, 6/1/2043 250,000 306,520
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 420,000 468,073
9,799,624
Oil, Gas & Consumable Fuels 2.1%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 500,000 559,246
1.75%, 8/10/2030 90,000 90,292
3.00%, 2/24/2050 500,000 511,442
2.77%, 11/10/2050 300,000 296,236
2.94%, 6/4/2051 200,000 203,824
BP Capital Markets plc ,
3.06%, 3/17/2022(b) 420,000 433,725
3.54%, 11/4/2024 250,000 276,534
3.72%, 11/28/2028 500,000 580,278
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 552,989
6.25%, 3/15/2038(b) 340,000 456,056
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 295,641
3.70%, 11/15/2029 65,000 72,327
Chevron Corp. ,
1.14%, 5/11/2023 55,000 56,155
1.55%, 5/11/2025 200,000 207,727
2.95%, 5/16/2026 500,000 554,608
2.00%, 5/11/2027 120,000 127,207
2.24%, 5/11/2030 160,000 171,131
2.98%, 5/11/2040 40,000 44,220
3.08%, 5/11/2050 25,000 27,716
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 140,738
1.02%, 8/12/2027 120,000 119,858
2.34%, 8/12/2050 200,000 194,249
CNOOC Finance 2013 Ltd. ,
3.00%, 5/9/2023 750,000 779,258
3.30%, 9/30/2049 200,000 195,666
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 538,288
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 173,714
6.40%, 5/15/2037 200,000 272,410
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Concho Resources, Inc. ,
3.75%, 10/1/2027(b) 500,000 571,234
ConocoPhillips ,
5.90%, 10/15/2032 177,000 241,592
6.50%, 2/1/2039(b) 400,000 617,892
ConocoPhillips Co. ,
6.95%, 4/15/2029 250,000 350,604
4.30%, 11/15/2044 155,000 197,219
Devon Energy Corp. ,
4.75%, 5/15/2042 500,000 564,192
Diamondback Energy, Inc. ,
4.75%, 5/31/2025(b) 300,000 337,672
Ecopetrol SA ,
6.88%, 4/29/2030 400,000 516,400
5.88%, 5/28/2045 400,000 484,200
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(b)(e) 350,000 336,777
Enbridge Energy Partners LP ,
5.88%, 10/15/2025(b) 250,000 305,549
Enbridge, Inc. ,
3.70%, 7/15/2027(b) 500,000 569,646
3.13%, 11/15/2029(b) 150,000 164,847
4.00%, 11/15/2049 250,000 282,690
Energy Transfer Operating LP ,
5.20%, 2/1/2022 500,000 518,602
3.60%, 2/1/2023 500,000 523,786
4.90%, 2/1/2024 250,000 273,593
4.75%, 1/15/2026 250,000 282,805
3.75%, 5/15/2030 60,000 64,686
6.05%, 6/1/2041 75,000 87,736
5.30%, 4/15/2047 500,000 556,363
6.25%, 4/15/2049 500,000 603,932
5.00%, 5/15/2050 295,000 318,964
Energy Transfer Partners LP ,
5.88%, 3/1/2022 500,000 522,754
Enterprise Products Operating
LLC ,
3.50%, 2/1/2022 500,000 516,873
4.05%, 2/15/2022(b) 250,000 260,103
3.90%, 2/15/2024 750,000 819,797
2.80%, 1/31/2030(b) 120,000 129,990
6.13%, 10/15/2039 285,000 396,205
6.45%, 9/1/2040 250,000 357,407
4.45%, 2/15/2043 500,000 605,173
4.85%, 3/15/2044 200,000 247,758
4.25%, 2/15/2048 250,000 292,642
3.70%, 1/31/2051 350,000 384,579
3.20%, 2/15/2052 300,000 304,447
Equinor ASA ,
3.70%, 3/1/2024 500,000 549,335
3.25%, 11/10/2024 500,000 550,851
3.95%, 5/15/2043 300,000 365,945
3.25%, 11/18/2049 100,000 110,924
3.70%, 4/6/2050 500,000 601,474
Exxon Mobil Corp. ,
1.57%, 4/15/2023 300,000 308,501
3.18%, 3/15/2024(b) 500,000 539,216
2.02%, 8/16/2024(b) 100,000 105,278
2.71%, 3/6/2025 500,000 539,871

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.,
2.99%, 3/19/2025 300,000 328,289
3.04%, 3/1/2026 235,000 260,317
2.28%, 8/16/2026 100,000 107,732
3.29%, 3/19/2027(b) 200,000 228,477
2.44%, 8/16/2029 100,000 108,494
3.48%, 3/19/2030 250,000 290,938
2.61%, 10/15/2030(b) 250,000 272,916
4.23%, 3/19/2040 200,000 248,595
4.11%, 3/1/2046 250,000 309,624
3.10%, 8/16/2049 250,000 269,359
4.33%, 3/19/2050 326,000 422,910
3.45%, 4/15/2051 374,000 426,639
Hess Corp. ,
4.30%, 4/1/2027 500,000 551,041
7.30%, 8/15/2031 164,000 214,459
5.60%, 2/15/2041 250,000 304,708
Husky Energy, Inc. ,
3.95%, 4/15/2022 600,000 618,220
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 278,563
5.80%, 3/15/2035 206,000 258,719
6.38%, 3/1/2041 250,000 327,924
5.00%, 8/15/2042 350,000 406,968
Kinder Morgan, Inc. ,
4.30%, 6/1/2025(b) 160,000 182,526
2.00%, 2/15/2031(b) 300,000 302,997
5.30%, 12/1/2034 350,000 431,044
5.55%, 6/1/2045 250,000 320,829
5.05%, 2/15/2046 250,000 305,950
3.25%, 8/1/2050 200,000 200,337
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 350,000 403,017
3.95%, 3/1/2050 25,000 28,181
Marathon Oil Corp. ,
2.80%, 11/1/2022(b) 85,000 87,366
3.85%, 6/1/2025(b) 500,000 535,870
6.80%, 3/15/2032 118,000 145,254
Marathon Petroleum Corp. ,
3.63%, 9/15/2024(b) 250,000 272,780
6.50%, 3/1/2041 250,000 335,248
MPLX LP ,
4.50%, 7/15/2023 150,000 163,367
4.88%, 6/1/2025(b) 250,000 288,710
1.75%, 3/1/2026 160,000 165,546
4.25%, 12/1/2027 750,000 880,275
4.00%, 3/15/2028(b) 500,000 575,037
2.65%, 8/15/2030 190,000 199,013
4.50%, 4/15/2038 250,000 285,617
4.70%, 4/15/2048 250,000 296,006
Noble Energy, Inc. ,
3.85%, 1/15/2028 250,000 290,600
5.25%, 11/15/2043 150,000 215,004
4.95%, 8/15/2047 250,000 354,577
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 568,589
6.13%, 2/1/2041 100,000 120,025
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ONEOK, Inc. ,
4.00%, 7/13/2027 500,000 557,307
4.35%, 3/15/2029 500,000 566,793
5.20%, 7/15/2048 250,000 291,363
Phillips 66 ,
4.65%, 11/15/2034 200,000 242,141
5.88%, 5/1/2042 382,000 530,413
Phillips 66 Partners LP ,
3.61%, 2/15/2025 500,000 540,281
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030 200,000 198,003
Plains All American Pipeline
LP ,
4.65%, 10/15/2025(b) 500,000 558,879
5.15%, 6/1/2042 350,000 375,237
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 1,178,669
Suncor Energy, Inc. ,
3.60%, 12/1/2024 235,000 259,205
5.95%, 5/15/2035 271,000 350,674
6.50%, 6/15/2038 500,000 696,002
Sunoco Logistics Partners
Operations LP ,
3.45%, 1/15/2023 250,000 260,789
5.35%, 5/15/2045 500,000 553,513
Total Capital Canada Ltd. ,
2.75%, 7/15/2023 750,000 796,075
Total Capital International SA ,
2.88%, 2/17/2022(b) 500,000 514,242
2.83%, 1/10/2030(b) 500,000 559,996
TransCanada PipeLines Ltd. ,
4.88%, 1/15/2026 285,000 338,670
4.25%, 5/15/2028 500,000 590,328
4.63%, 3/1/2034 250,000 305,301
5.85%, 3/15/2036(b) 750,000 1,011,525
Valero Energy Corp. ,
4.00%, 4/1/2029 250,000 281,123
7.50%, 4/15/2032 118,000 164,774
6.63%, 6/15/2037 200,000 265,755
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 567,587
3.50%, 11/15/2030(b) 400,000 452,787
6.30%, 4/15/2040 150,000 199,252
5.80%, 11/15/2043 250,000 325,783
4.90%, 1/15/2045 350,000 412,683
53,345,446
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 250,000 403,891
Suzano Austria GmbH ,
5.00%, 1/15/2030 200,000 227,126
631,017
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024(b) 85,000 89,781
2.38%, 12/1/2029 35,000 37,933

48 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Products
Estee Lauder Cos., Inc. (The),
3.13%, 12/1/2049(b) 150,000 173,813
301,527
Pharmaceuticals 1.1%
AstraZeneca plc ,
3.38%, 11/16/2025 1,000,000 1,124,618
0.70%, 4/8/2026 200,000 198,896
1.38%, 8/6/2030 200,000 197,778
6.45%, 9/15/2037 200,000 308,159
4.00%, 9/18/2042 250,000 308,144
2.13%, 8/6/2050(b) 85,000 79,167
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 700,000 718,419
3.25%, 8/15/2022 300,000 314,289
3.25%, 2/20/2023 250,000 262,985
2.90%, 7/26/2024 500,000 542,562
3.88%, 8/15/2025 500,000 570,702
3.90%, 2/20/2028 250,000 295,876
3.25%, 8/1/2042 250,000 289,998
4.63%, 5/15/2044 500,000 680,620
4.55%, 2/20/2048 250,000 348,667
4.25%, 10/26/2049 500,000 676,020
Eli Lilly & Co. ,
2.75%, 6/1/2025(b) 95,000 103,380
3.95%, 3/15/2049 450,000 589,308
Eli Lilly and Co. ,
2.25%, 5/15/2050 300,000 294,264
GlaxoSmithKline Capital plc ,
2.85%, 5/8/2022 250,000 258,554
0.53%, 10/1/2023 1,000,000 1,003,829
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 357,160
5.38%, 4/15/2034 201,000 286,694
4.20%, 3/18/2043 300,000 387,483
Johnson & Johnson ,
2.45%, 3/1/2026 250,000 271,892
4.95%, 5/15/2033 663,000 928,118
3.63%, 3/3/2037 600,000 732,662
3.70%, 3/1/2046 250,000 318,286
3.75%, 3/3/2047 100,000 128,102
2.45%, 9/1/2060 500,000 517,937
Merck & Co., Inc. ,
2.80%, 5/18/2023 500,000 530,205
2.75%, 2/10/2025(b) 220,000 238,950
3.90%, 3/7/2039 300,000 378,372
3.60%, 9/15/2042 250,000 306,067
4.15%, 5/18/2043 350,000 454,538
4.00%, 3/7/2049 350,000 461,120
Novartis Capital Corp. ,
2.40%, 5/17/2022 500,000 513,851
2.40%, 9/21/2022(b) 500,000 518,419
3.10%, 5/17/2027 500,000 561,620
4.40%, 5/6/2044 200,000 274,951
4.00%, 11/20/2045 200,000 261,568
Pfizer, Inc. ,
3.40%, 5/15/2024(b) 500,000 549,369
0.80%, 5/28/2025(b) 125,000 127,205
3.00%, 12/15/2026 500,000 564,481
2.63%, 4/1/2030 500,000 557,729
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc.,
1.70%, 5/28/2030 140,000 145,271
7.20%, 3/15/2039 525,000 906,467
2.55%, 5/28/2040 45,000 48,017
4.00%, 3/15/2049 600,000 787,200
2.70%, 5/28/2050 65,000 69,742
Pharmacia LLC ,
6.60%, 12/1/2028(e) 177,000 246,605
Royalty Pharma plc ,
2.20%, 9/2/2030(b)(f) 200,000 205,268
3.55%, 9/2/2050(b)(f) 300,000 319,625
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 500,000 530,180
3.20%, 9/23/2026 925,000 1,034,530
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 204,517
3.03%, 7/9/2040 200,000 210,694
3.18%, 7/9/2050 300,000 319,152
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 800,000 915,095
5.25%, 6/15/2046 200,000 261,625
Viatris, Inc. ,
1.65%, 6/22/2025(f) 200,000 206,678
2.30%, 6/22/2027(f) 400,000 425,675
2.70%, 6/22/2030(f) 150,000 159,082
4.00%, 6/22/2050(f) 200,000 228,738
Wyeth LLC ,
6.50%, 2/1/2034 206,000 321,908
Zoetis, Inc. ,
3.25%, 2/1/2023 600,000 631,103
4.50%, 11/13/2025 230,000 268,419
3.90%, 8/20/2028 650,000 765,439
3.00%, 5/15/2050 300,000 330,141
28,934,185
Professional Services 0.1%
IHS Markit Ltd. ,
4.25%, 5/1/2029(b) 300,000 364,458
Thomson Reuters Corp. ,
4.30%, 11/23/2023(b) 500,000 548,021
3.35%, 5/15/2026 280,000 314,031
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 283,147
3.63%, 5/15/2050 85,000 98,887
1,608,544
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 591,393
Road & Rail 0.5%
Burlington Northern Santa Fe
LLC ,
3.85%, 9/1/2023 150,000 162,503
3.75%, 4/1/2024 500,000 548,011
3.65%, 9/1/2025 250,000 282,086
3.25%, 6/15/2027 500,000 565,919
4.55%, 9/1/2044 250,000 337,177

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Burlington Northern Santa Fe
LLC,
4.70%, 9/1/2045 250,000 350,996
3.90%, 8/1/2046 200,000 255,150
4.05%, 6/15/2048(b) 250,000 328,558
3.55%, 2/15/2050 250,000 307,551
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 334,277
6.20%, 6/1/2036 236,000 354,574
2.45%, 5/1/2050 85,000 87,794
Canadian Pacific Railway Co. ,
2.90%, 2/1/2025 250,000 270,601
5.95%, 5/15/2037 250,000 371,367
6.13%, 9/15/2115 250,000 417,525
CSX Corp. ,
5.50%, 4/15/2041 150,000 209,486
4.10%, 3/15/2044 250,000 311,850
4.30%, 3/1/2048 250,000 320,576
4.50%, 3/15/2049 250,000 338,164
3.95%, 5/1/2050 350,000 437,330
Kansas City Southern ,
2.88%, 11/15/2029 160,000 173,352
4.20%, 11/15/2069 65,000 75,873
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 108,278
4.45%, 6/15/2045(b) 500,000 645,869
3.40%, 11/1/2049 170,000 194,111
3.05%, 5/15/2050 105,000 114,572
Ryder System, Inc. ,
2.50%, 9/1/2024(b) 75,000 79,666
2.90%, 12/1/2026 270,000 296,628
Union Pacific Corp. ,
2.75%, 4/15/2023 750,000 785,099
3.25%, 8/15/2025 500,000 553,742
2.15%, 2/5/2027 55,000 58,331
3.95%, 9/10/2028 500,000 593,339
2.40%, 2/5/2030(b) 60,000 64,556
3.60%, 9/15/2037 500,000 582,575
4.05%, 11/15/2045(b) 220,000 270,256
4.05%, 3/1/2046 340,000 414,857
4.50%, 9/10/2048 250,000 333,504
3.25%, 2/5/2050 100,000 113,786
3.95%, 8/15/2059 60,000 73,786
12,123,675
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
3.30%, 4/1/2027 200,000 227,392
1.75%, 6/1/2030 60,000 62,144
5.10%, 10/1/2035(b) 250,000 346,848
2.75%, 6/1/2050 85,000 92,296
Broadcom Corp. ,
3.63%, 1/15/2024(b) 1,000,000 1,080,719
3.88%, 1/15/2027 500,000 561,815
Broadcom, Inc. ,
2.25%, 11/15/2023 255,000 266,298
3.15%, 11/15/2025 110,000 120,022
4.25%, 4/15/2026 500,000 572,746
4.75%, 4/15/2029 500,000 597,658
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.,
4.15%, 11/15/2030 285,000 329,450
4.30%, 11/15/2032 200,000 236,950
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 333,557
3.70%, 7/29/2025 500,000 565,655
3.75%, 3/25/2027 200,000 231,665
2.45%, 11/15/2029(b) 200,000 216,839
3.90%, 3/25/2030(b) 400,000 479,763
4.10%, 5/11/2047 500,000 635,781
3.73%, 12/8/2047 643,000 767,105
4.75%, 3/25/2050 400,000 557,262
KLA Corp. ,
4.65%, 11/1/2024 215,000 244,679
4.10%, 3/15/2029 100,000 119,908
3.30%, 3/1/2050 420,000 473,067
Lam Research Corp. ,
3.80%, 3/15/2025 255,000 286,599
1.90%, 6/15/2030 90,000 93,473
2.88%, 6/15/2050(b) 85,000 91,412
Maxim Integrated Products,
Inc. ,
3.38%, 3/15/2023 350,000 368,442
Micron Technology, Inc. ,
4.64%, 2/6/2024 60,000 66,798
5.33%, 2/6/2029 150,000 187,551
NVIDIA Corp. ,
2.85%, 4/1/2030 660,000 742,063
3.50%, 4/1/2040 150,000 179,888
3.50%, 4/1/2050(b) 480,000 581,197
NXP BV ,
2.70%, 5/1/2025(f) 25,000 26,902
3.88%, 6/18/2026(f) 35,000 40,068
4.30%, 6/18/2029(f) 100,000 119,126
3.40%, 5/1/2030(f) 35,000 39,670
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 283,658
1.30%, 5/20/2028(f) 73,000 73,821
2.15%, 5/20/2030 80,000 84,618
1.65%, 5/20/2032(f) 1,090,000 1,090,509
4.65%, 5/20/2035 500,000 668,370
3.25%, 5/20/2050(b) 100,000 115,859
Texas Instruments, Inc. ,
1.38%, 3/12/2025 200,000 207,374
2.25%, 9/4/2029 300,000 323,098
Xilinx, Inc. ,
2.38%, 6/1/2030 300,000 314,758
15,104,873
Software 0.6%
Adobe, Inc. ,
1.70%, 2/1/2023 30,000 30,876
1.90%, 2/1/2025 30,000 31,719
3.25%, 2/1/2025 135,000 148,615
2.15%, 2/1/2027 245,000 262,799
2.30%, 2/1/2030 600,000 649,082
Microsoft Corp. ,
2.65%, 11/3/2022 500,000 520,745
2.00%, 8/8/2023(b) 250,000 260,758
3.63%, 12/15/2023 400,000 436,803

50 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Microsoft Corp.,
2.88%, 2/6/2024 365,000 392,010
2.40%, 8/8/2026 465,000 507,185
3.50%, 2/12/2035 325,000 399,910
3.45%, 8/8/2036 500,000 615,834
4.10%, 2/6/2037 314,000 411,618
3.70%, 8/8/2046 500,000 633,090
2.53%, 6/1/2050 2,336,000 2,458,455
Oracle Corp. ,
2.50%, 10/15/2022 500,000 519,679
2.63%, 2/15/2023(b) 500,000 523,329
2.40%, 9/15/2023 1,000,000 1,051,429
2.50%, 4/1/2025 100,000 107,370
2.65%, 7/15/2026 190,000 208,748
2.95%, 4/1/2030 600,000 670,527
3.25%, 5/15/2030(b) 250,000 287,721
3.60%, 4/1/2040 200,000 234,029
5.38%, 7/15/2040 350,000 501,682
4.50%, 7/8/2044 650,000 845,660
4.13%, 5/15/2045 200,000 246,493
4.00%, 7/15/2046 500,000 612,729
4.00%, 11/15/2047 500,000 616,647
3.60%, 4/1/2050 400,000 466,274
3.85%, 4/1/2060 200,000 245,418
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 141,368
VMware, Inc. ,
4.70%, 5/15/2030(b) 300,000 360,727
15,399,329
Specialty Retail 0.4%
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 356,030
Best Buy Co., Inc. ,
1.95%, 10/1/2030 125,000 125,528
Home Depot, Inc. (The) ,
2.70%, 4/1/2023 500,000 524,386
3.35%, 9/15/2025 85,000 95,700
2.50%, 4/15/2027 200,000 219,389
2.80%, 9/14/2027 750,000 834,221
3.90%, 12/6/2028(b) 300,000 360,797
2.95%, 6/15/2029(b) 100,000 113,613
2.70%, 4/15/2030 115,000 128,284
5.88%, 12/16/2036 300,000 454,333
3.30%, 4/15/2040 200,000 235,390
5.95%, 4/1/2041 150,000 231,463
4.20%, 4/1/2043 250,000 324,706
4.40%, 3/15/2045 600,000 796,353
3.13%, 12/15/2049 100,000 115,153
3.35%, 4/15/2050 335,000 397,923
Lowe's Cos., Inc. ,
3.13%, 9/15/2024 400,000 434,530
4.00%, 4/15/2025(b) 500,000 567,998
3.10%, 5/3/2027 250,000 280,373
1.30%, 4/15/2028 170,000 171,422
6.50%, 3/15/2029 236,000 318,775
3.65%, 4/5/2029 400,000 466,569
1.70%, 10/15/2030 75,000 75,674
4.05%, 5/3/2047 250,000 312,434
3.00%, 10/15/2050 45,000 47,970
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026 300,000 338,395
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 538,953
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 55,247
8,921,609
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
2.30%, 5/11/2022 250,000 256,939
1.70%, 9/11/2022 260,000 266,560
0.75%, 5/11/2023 75,000 75,890
2.50%, 2/9/2025 595,000 641,898
1.13%, 5/11/2025(b) 140,000 143,942
0.55%, 8/20/2025(b) 500,000 502,128
3.25%, 2/23/2026 1,130,000 1,267,822
2.45%, 8/4/2026 625,000 682,030
3.35%, 2/9/2027 1,000,000 1,140,368
2.20%, 9/11/2029 235,000 253,605
1.65%, 5/11/2030 300,000 308,802
1.25%, 8/20/2030(b) 500,000 499,805
3.85%, 5/4/2043 750,000 946,083
4.38%, 5/13/2045 355,000 485,736
4.65%, 2/23/2046 460,000 652,827
2.65%, 5/11/2050 200,000 211,848
2.40%, 8/20/2050(b) 400,000 408,534
2.55%, 8/20/2060 400,000 410,397
Dell International LLC ,
5.45%, 6/15/2023(f) 350,000 387,085
4.00%, 7/15/2024(f) 500,000 551,227
6.02%, 6/15/2026(f) 475,000 579,844
8.35%, 7/15/2046(f) 500,000 755,452
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023(b) 500,000 518,189
4.90%, 10/15/2025(b)(e) 500,000 585,334
6.35%, 10/15/2045(e) 250,000 329,074
HP, Inc. ,
6.00%, 9/15/2041 250,000 326,261
13,187,680
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 400,000 452,906
3.88%, 11/1/2045 250,000 323,971
3.38%, 3/27/2050(b) 200,000 245,588
1,022,465
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 525,852
Tobacco 0.4%
Altria Group, Inc. ,
3.80%, 2/14/2024(b) 500,000 545,917
2.35%, 5/6/2025 40,000 42,491
4.40%, 2/14/2026 500,000 580,397
3.40%, 5/6/2030 70,000 78,499
4.25%, 8/9/2042 250,000 278,996
4.50%, 5/2/2043 250,000 286,026

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Altria Group, Inc.,
5.38%, 1/31/2044 170,000 216,972
5.95%, 2/14/2049 500,000 699,410
4.45%, 5/6/2050 30,000 35,407
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 541,303
4.70%, 4/2/2027 300,000 352,630
3.56%, 8/15/2027 750,000 834,790
2.73%, 3/25/2031 200,000 207,028
4.39%, 8/15/2037 500,000 559,085
4.54%, 8/15/2047 500,000 554,371
4.76%, 9/6/2049 300,000 347,253
Philip Morris International,
Inc. ,
2.63%, 3/6/2023 1,000,000 1,049,712
6.38%, 5/16/2038 460,000 701,030
3.88%, 8/21/2042 250,000 293,927
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 569,391
5.70%, 8/15/2035 120,000 151,559
8,926,194
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 77,624
3.25%, 3/1/2025 1,000,000 1,070,433
3.25%, 10/1/2029 250,000 264,005
Aircastle Ltd. ,
5.00%, 4/1/2023(b) 100,000 106,584
4.13%, 5/1/2024(b) 300,000 317,248
GATX Corp. ,
3.25%, 9/15/2026(b) 500,000 556,030
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 294,490
2,686,414
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 500,000 653,594
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 221,401
874,995
Wireless Telecommunication Services 0.4%
America Movil SAB de CV ,
3.13%, 7/16/2022 750,000 777,915
6.38%, 3/1/2035 177,000 265,958
6.13%, 3/30/2040 350,000 519,943
Rogers Communications, Inc. ,
3.00%, 3/15/2023 600,000 630,335
5.00%, 3/15/2044 250,000 342,260
3.70%, 11/15/2049 100,000 118,004
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(f) 500,000 552,490
3.75%, 4/15/2027(f) 500,000 569,400
2.05%, 2/15/2028(f) 100,000 104,016
3.88%, 4/15/2030(f) 750,000 868,508
2.55%, 2/15/2031(f) 500,000 525,035
4.38%, 4/15/2040(f) 250,000 305,092
3.00%, 2/15/2041(f) 400,000 414,688
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
4.50%, 4/15/2050(f) 300,000 370,016
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 571,633
4.38%, 5/30/2028 250,000 299,286
7.88%, 2/15/2030 206,000 305,712
4.38%, 2/19/2043 500,000 618,979
5.25%, 5/30/2048 500,000 694,510
4.25%, 9/17/2050 40,000 49,548
8,903,328
Total Corporate Bonds
(cost $624,090,921)
705,272,221
Foreign Government Securities 1.9%
CANADA 0.4%
Canada Government Bond ,
2.63%, 1/25/2022 1,000,000 1,026,726
Export Development Canada ,
2.00%, 5/17/2022(b) 1,000,000 1,024,281
1.75%, 7/18/2022 500,000 512,148
Province of Alberta ,
3.35%, 11/1/2023(b) 500,000 541,751
3.30%, 3/15/2028 500,000 577,161
Province of British Columbia ,
2.00%, 10/23/2022 500,000 516,072
Province of Ontario ,
2.25%, 5/18/2022 1,000,000 1,026,875
2.20%, 10/3/2022(b) 1,000,000 1,033,120
3.05%, 1/29/2024 500,000 540,863
2.00%, 10/2/2029 1,000,000 1,069,216
Province of Quebec ,
2.63%, 2/13/2023(b) 500,000 524,594
2.50%, 4/9/2024(b) 500,000 534,879
7.50%, 9/15/2029 578,000 873,273
9,800,959
CHILE 0.1%
Republic of Chile ,
3.13%, 3/27/2025 750,000 825,000
2.55%, 1/27/2032(b) 500,000 537,500
3.63%, 10/30/2042 400,000 467,500
1,830,000
COLOMBIA 0.1%
Republic of Colombia ,
4.50%, 1/28/2026(b) 1,000,000 1,132,500
7.38%, 9/18/2037 225,000 328,219
6.13%, 1/18/2041 200,000 268,000
5.63%, 2/26/2044 500,000 647,500
5.00%, 6/15/2045 700,000 854,000
3,230,219
GERMANY 0.0%
†
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 600,000 645,540

52 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
HUNGARY 0.0%
†
Hungary Government Bond ,
5.38%, 3/25/2024 500,000 570,000
7.63%, 3/29/2041(b) 250,000 442,788
1,012,788
INDONESIA 0.1%
Republic of Indonesia ,
4.10%, 4/24/2028(b) 1,000,000 1,161,610
2.85%, 2/14/2030(b) 500,000 539,445
5.35%, 2/11/2049 200,000 274,080
3.50%, 2/14/2050(b) 200,000 216,778
4.45%, 4/15/2070(b) 200,000 244,626
2,436,539
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023(b) 500,000 532,250
3.25%, 1/17/2028 1,000,000 1,140,064
3.38%, 1/15/2050 200,000 221,104
3.88%, 7/3/2050 200,000 240,039
4.50%, 4/3/2120 200,000 264,476
2,397,933
ITALY 0.0%
†
Italian Republic Government
Bond ,
6.88%, 9/27/2023 251,000 291,434
5.38%, 6/15/2033 291,000 373,440
4.00%, 10/17/2049 400,000 439,688
1,104,562
JAPAN 0.2%
Japan Bank for International
Cooperation ,
2.38%, 11/16/2022 1,000,000 1,037,861
2.50%, 5/23/2024 2,000,000 2,139,023
2.38%, 4/20/2026 500,000 544,228
1.88%, 7/21/2026 500,000 530,911
4,252,023
MEXICO 0.3%
United Mexican States ,
4.00%, 10/2/2023(b) 500,000 547,500
3.75%, 1/11/2028 1,000,000 1,123,560
2.66%, 5/24/2031 700,000 716,485
6.75%, 9/27/2034 996,000 1,399,380
6.05%, 1/11/2040(b) 400,000 535,644
4.75%, 3/8/2044(b) 600,000 713,250
5.55%, 1/21/2045 500,000 655,625
4.60%, 1/23/2046 347,000 405,556
4.35%, 1/15/2047(b) 500,000 570,000
5.75%, 10/12/2110 200,000 266,000
6,933,000
PANAMA 0.1%
Republic of Panama ,
6.70%, 1/26/2036 250,000 371,250
4.30%, 4/29/2053 500,000 633,750
4.50%, 4/1/2056 400,000 515,000
Foreign Government Securities
Principal
Amount ($) Value ($)
PANAMA
Republic of Panama
(continued)
3.87%, 7/23/2060 200,000 235,500
1,755,500
PERU 0.1%
Republic of Peru ,
4.13%, 8/25/2027 750,000 881,250
2.78%, 1/23/2031 500,000 548,255
8.75%, 11/21/2033 500,000 853,750
5.63%, 11/18/2050 300,000 471,750
2,755,005
PHILIPPINES 0.1%
Republic of Philippines ,
4.20%, 1/21/2024(b) 500,000 555,886
9.50%, 2/2/2030 500,000 822,971
7.75%, 1/14/2031 200,000 307,820
6.38%, 10/23/2034 500,000 733,155
3.70%, 2/2/2042 600,000 694,732
3,114,564
POLAND 0.0%
†
Republic of Poland ,
5.00%, 3/23/2022 300,000 317,411
4.00%, 1/22/2024 500,000 553,688
871,099
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
5.00%, 4/11/2022 500,000 528,977
2.38%, 4/21/2027 1,000,000 1,066,740
Republic of Korea ,
5.63%, 11/3/2025 300,000 370,088
4.13%, 6/10/2044 250,000 340,044
2,305,849
SWEDEN 0.1%
Svensk Exportkredit AB ,
2.38%, 3/9/2022(b) 500,000 512,490
1.63%, 11/14/2022 200,000 205,017
0.75%, 4/6/2023 1,000,000 1,010,460
1,727,967
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 1,250,000 1,478,125
5.10%, 6/18/2050 700,000 980,000
2,458,125
Total Foreign Government Securities
(cost $43,934,464)
48,631,672
Mortgage-Backed Securities 26.6%
FHLMC Gold Pool
Pool# J01279
5.50%, 2/1/2021 54 54

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J01570
5.50%, 4/1/2021 293 294
Pool# J01771
5.00%, 5/1/2021 866 909
Pool# G18122
5.00%, 6/1/2021 335 351
Pool# J01980
6.00%, 6/1/2021 962 964
Pool# J03074
5.00%, 7/1/2021 107 112
Pool# C90719
5.00%, 10/1/2023 86,088 95,065
Pool# J09912
4.00%, 6/1/2024 193,594 205,349
Pool# C00351
8.00%, 7/1/2024 166 178
Pool# G13900
5.00%, 12/1/2024 79 83
Pool# D60780
8.00%, 6/1/2025 537 555
Pool# G30267
5.00%, 8/1/2025 38,157 42,170
Pool# E02746
3.50%, 11/1/2025 133,532 141,731
Pool# J13883
3.50%, 12/1/2025 274,917 291,864
Pool# J14732
4.00%, 3/1/2026 142,513 151,694
Pool# E02896
3.50%, 5/1/2026 155,296 164,839
Pool# J18127
3.00%, 3/1/2027 159,051 167,231
Pool# J18702
3.00%, 3/1/2027 152,539 160,379
Pool# J19106
3.00%, 5/1/2027 65,612 69,711
Pool# J20471
3.00%, 9/1/2027 297,341 312,665
Pool# D82854
7.00%, 10/1/2027 421 453
Pool# G14609
3.00%, 11/1/2027 394,482 414,749
Pool# C00566
7.50%, 12/1/2027 648 744
Pool# G15100
2.50%, 7/1/2028 174,258 183,180
Pool# C18271
7.00%, 11/1/2028 1,927 2,157
Pool# C00678
7.00%, 11/1/2028 839 970
Pool# C00836
7.00%, 7/1/2029 461 529
Pool# C31285
7.00%, 9/1/2029 1,009 1,130
Pool# C31282
7.00%, 9/1/2029 59 61
Pool# G18536
2.50%, 1/1/2030 2,543,672 2,659,148
Pool# C37436
8.00%, 1/1/2030 1,333 1,581
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C36429
7.00%, 2/1/2030 590 610
Pool# C36306
7.00%, 2/1/2030 583 607
Pool# C00921
7.50%, 2/1/2030 871 1,010
Pool# G01108
7.00%, 4/1/2030 330 374
Pool# C37703
7.50%, 4/1/2030 644 679
Pool# G18552
3.00%, 5/1/2030 932,119 980,587
Pool# U49055
3.00%, 6/1/2030 97,631 102,974
Pool# J32243
3.00%, 7/1/2030 632,532 675,065
Pool# J32257
3.00%, 7/1/2030 157,975 169,162
Pool# J32255
3.00%, 7/1/2030 123,671 131,891
Pool# C41561
8.00%, 8/1/2030 1,835 1,917
Pool# C01051
8.00%, 9/1/2030 1,675 2,009
Pool# C43550
7.00%, 10/1/2030 1,367 1,414
Pool# C44017
7.50%, 10/1/2030 429 435
Pool# C43967
8.00%, 10/1/2030 3,545 3,560
Pool# C44957
8.00%, 11/1/2030 835 855
Pool# G18578
3.00%, 12/1/2030 309,736 325,806
Pool# J33361
3.00%, 12/1/2030 288,341 303,150
Pool# J33315
3.00%, 12/1/2030 128,751 135,431
Pool# C01103
7.50%, 12/1/2030 774 923
Pool# C46932
7.50%, 1/1/2031 624 648
Pool# G18587
3.00%, 2/1/2031 230,522 242,413
Pool# G18592
3.00%, 3/1/2031 258,555 271,962
Pool# C48206
7.50%, 3/1/2031 1,653 1,659
Pool# C91366
4.50%, 4/1/2031 71,617 79,169
Pool# G18601
3.00%, 5/1/2031 153,688 161,667
Pool# G18605
3.00%, 6/1/2031 88,834 93,447
Pool# J34627
3.00%, 6/1/2031 16,226 17,071
Pool# C91377
4.50%, 6/1/2031 38,205 42,231
Pool# C53324
7.00%, 6/1/2031 1,519 1,624

54 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01209
8.00%, 6/1/2031 442 462
Pool# J35107
2.50%, 8/1/2031 133,608 141,078
Pool# G01309
7.00%, 8/1/2031 1,028 1,187
Pool# G01311
7.00%, 9/1/2031 7,305 8,423
Pool# C01222
7.00%, 9/1/2031 867 1,010
Pool# G01315
7.00%, 9/1/2031 246 286
Pool# J35522
2.50%, 10/1/2031 529,487 553,586
Pool# C60012
7.00%, 11/1/2031 688 712
Pool# C61298
8.00%, 11/1/2031 2,425 2,496
Pool# J35957
2.50%, 12/1/2031 737,798 771,370
Pool# C61105
7.00%, 12/1/2031 5,195 5,634
Pool# C01305
7.50%, 12/1/2031 696 795
Pool# C63171
7.00%, 1/1/2032 5,690 6,622
Pool# V61548
2.50%, 2/1/2032 666,800 704,182
Pool# D99004
3.50%, 3/1/2032 122,950 132,778
Pool# G30577
3.50%, 4/1/2032 250,801 273,955
Pool# G01391
7.00%, 4/1/2032 12,493 14,580
Pool# C01345
7.00%, 4/1/2032 4,070 4,761
Pool# C01370
8.00%, 4/1/2032 1,009 1,174
Pool# C01381
8.00%, 5/1/2032 11,324 13,526
Pool# C68290
7.00%, 6/1/2032 2,271 2,494
Pool# C68300
7.00%, 6/1/2032 972 976
Pool# D99266
3.50%, 7/1/2032 187,458 204,768
Pool# G01449
7.00%, 7/1/2032 7,842 9,106
Pool# C69908
7.00%, 8/1/2032 23,667 27,300
Pool# C91558
3.50%, 9/1/2032 41,172 44,517
Pool# G16407
2.50%, 1/1/2033 377,089 402,944
Pool# G16408
2.50%, 1/1/2033 270,050 287,214
Pool# G01536
7.00%, 3/1/2033 10,080 11,912
Pool# C01528
5.00%, 4/1/2033 58,241 66,931
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G30646
3.00%, 5/1/2033 240,960 255,488
Pool# G30642
3.00%, 5/1/2033 123,570 131,042
Pool# K90535
3.00%, 5/1/2033 48,598 52,400
Pool# G18693
4.00%, 5/1/2033 118,750 126,571
Pool# G18696
3.50%, 7/1/2033 34,086 36,186
Pool# A16419
6.50%, 11/1/2033 14,940 16,742
Pool# C01806
7.00%, 1/1/2034 11,903 12,688
Pool# A21356
6.50%, 4/1/2034 47,289 55,449
Pool# C01851
6.50%, 4/1/2034 24,172 28,665
Pool# A24301
6.50%, 5/1/2034 27,518 30,839
Pool# A22067
6.50%, 5/1/2034 25,610 29,281
Pool# G18737
3.50%, 6/1/2034 238,163 252,436
Pool# A24988
6.50%, 7/1/2034 10,997 12,323
Pool# G01741
6.50%, 10/1/2034 8,753 10,075
Pool# G08023
6.50%, 11/1/2034 18,529 21,476
Pool# A33137
6.50%, 1/1/2035 3,734 4,184
Pool# G01947
7.00%, 5/1/2035 8,807 10,312
Pool# G08073
5.50%, 8/1/2035 92,148 108,269
Pool# A37135
5.50%, 9/1/2035 100,496 117,576
Pool# A47368
5.00%, 10/1/2035 105,512 122,748
Pool# A38531
5.50%, 10/1/2035 197,919 232,721
Pool# A38255
5.50%, 10/1/2035 136,729 160,766
Pool# G08088
6.50%, 10/1/2035 86,300 100,767
Pool# A39759
5.50%, 11/1/2035 8,548 10,050
Pool# A40376
5.50%, 12/1/2035 4,912 5,776
Pool# A42305
5.50%, 1/1/2036 8,630 9,780
Pool# A41548
7.00%, 1/1/2036 11,741 12,333
Pool# G08111
5.50%, 2/1/2036 126,350 148,566
Pool# A43886
5.50%, 3/1/2036 345,309 400,253
Pool# A43885
5.50%, 3/1/2036 219,046 248,924

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A43884
5.50%, 3/1/2036 163,369 184,982
Pool# A48378
5.50%, 3/1/2036 100,192 112,210
Pool# A43861
5.50%, 3/1/2036 48,212 54,267
Pool# G08116
5.50%, 3/1/2036 27,218 32,003
Pool# A48735
5.50%, 5/1/2036 7,073 7,903
Pool# A53039
6.50%, 10/1/2036 45,380 50,855
Pool# G05254
5.00%, 1/1/2037 90,236 104,882
Pool# G04331
5.00%, 2/1/2037 84,750 98,541
Pool# G05941
6.00%, 2/1/2037 421,181 505,527
Pool# G03620
6.50%, 10/1/2037 2,426 2,813
Pool# G03721
6.00%, 12/1/2037 37,579 44,231
Pool# G03969
6.00%, 2/1/2038 43,603 51,360
Pool# C91982
3.50%, 3/1/2038 190,747 202,423
Pool# G04913
5.00%, 3/1/2038 153,099 177,993
Pool# G05299
4.50%, 6/1/2038 146,319 161,678
Pool# G04581
6.50%, 8/1/2038 74,688 85,303
Pool# C92013
3.50%, 9/1/2038 561,627 595,853
Pool# A81674
6.00%, 9/1/2038 258,327 304,178
Pool# G05459
5.50%, 5/1/2039 1,120,055 1,303,424
Pool# G05535
4.50%, 7/1/2039 441,211 493,474
Pool# A89500
4.50%, 10/1/2039 47,701 52,917
Pool# A91165
5.00%, 2/1/2040 1,891,572 2,198,921
Pool# G60342
4.50%, 5/1/2042 454,046 509,620
Pool# G60195
4.00%, 6/1/2042 560,775 618,079
Pool# Q08977
4.00%, 6/1/2042 107,494 118,351
Pool# Q09824
4.00%, 8/1/2042 71,311 78,500
Pool# Q11087
4.00%, 9/1/2042 50,470 54,023
Pool# G07158
3.50%, 10/1/2042 390,511 418,203
Pool# G07163
3.50%, 10/1/2042 254,608 276,954
Pool# Q11532
3.50%, 10/1/2042 198,169 215,550
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q12051
3.50%, 10/1/2042 174,421 189,503
Pool# Q12052
3.50%, 10/1/2042 75,278 81,866
Pool# C09020
3.50%, 11/1/2042 507,075 551,236
Pool# G07264
3.50%, 12/1/2042 461,516 498,053
Pool# Q14292
3.50%, 1/1/2043 104,467 113,637
Pool# Q15884
3.00%, 2/1/2043 654,705 697,634
Pool# Q16470
3.00%, 3/1/2043 1,219,326 1,323,609
Pool# V80002
2.50%, 4/1/2043 465,043 497,790
Pool# Q16915
3.00%, 4/1/2043 431,828 468,761
Pool# Q17675
3.50%, 4/1/2043 483,465 525,922
Pool# Q18523
3.50%, 5/1/2043 632,089 684,416
Pool# Q18751
3.50%, 6/1/2043 738,960 795,319
Pool# G07410
3.50%, 7/1/2043 192,143 211,040
Pool# Q20332
3.50%, 7/1/2043 75,659 82,216
Pool# G07459
3.50%, 8/1/2043 658,185 713,292
Pool# G60038
3.50%, 1/1/2044 1,356,236 1,474,007
Pool# Q26869
4.00%, 6/1/2044 693,007 758,193
Pool# G07946
4.00%, 7/1/2044 19,116 20,907
Pool# Q28607
3.50%, 9/1/2044 257,076 279,159
Pool# G61231
3.50%, 9/1/2044 76,318 82,364
Pool# G08609
3.50%, 10/1/2044 265,645 284,773
Pool# Q30833
4.00%, 1/1/2045 30,360 33,442
Pool# G60400
4.50%, 1/1/2045 198,985 223,026
Pool# G07925
4.00%, 2/1/2045 52,549 59,003
Pool# Q34165
4.00%, 6/1/2045 359,512 393,111
Pool# V81873
4.00%, 8/1/2045 270,832 294,262
Pool# G08669
4.00%, 9/1/2045 414,762 450,350
Pool# V82126
3.50%, 12/1/2045 189,314 207,940
Pool# Q38199
3.50%, 1/1/2046 21,207 22,782
Pool# Q38357
4.00%, 1/1/2046 126,726 137,515

56 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61365
4.50%, 1/1/2046 75,608 84,283
Pool# G08697
3.00%, 3/1/2046 1,099,213 1,156,900
Pool# Q39434
3.50%, 3/1/2046 157,735 168,928
Pool# Q39364
3.50%, 3/1/2046 142,982 157,039
Pool# Q39440
4.00%, 3/1/2046 75,978 82,267
Pool# G08704
4.50%, 4/1/2046 39,925 44,114
Pool# Q40097
4.50%, 4/1/2046 3,076 3,345
Pool# G60582
3.50%, 5/1/2046 381,099 414,446
Pool# Q40718
3.50%, 5/1/2046 154,935 165,529
Pool# G08707
4.00%, 5/1/2046 197,975 214,577
Pool# G08708
4.50%, 5/1/2046 28,784 31,737
Pool# Q40728
4.50%, 5/1/2046 2,788 3,030
Pool# Q41548
3.00%, 7/1/2046 126,039 132,628
Pool# Q41903
3.50%, 7/1/2046 210,295 224,959
Pool# Q41491
3.50%, 7/1/2046 23,056 24,544
Pool# Q41407
3.50%, 7/1/2046 12,382 13,157
Pool# G61791
4.00%, 7/1/2046 140,708 154,675
Pool# Q41947
4.50%, 7/1/2046 15,464 17,079
Pool# G08715
3.00%, 8/1/2046 1,087,425 1,143,595
Pool# Q42596
3.50%, 8/1/2046 186,832 200,002
Pool# Q42203
3.50%, 8/1/2046 42,631 45,540
Pool# Q42393
3.50%, 8/1/2046 34,810 36,999
Pool# G61237
3.50%, 8/1/2046 30,813 33,246
Pool# Q42680
4.00%, 8/1/2046 9,654 10,420
Pool# G08720
4.50%, 8/1/2046 19,120 20,911
Pool# G61323
3.00%, 9/1/2046 857,783 912,277
Pool# G08721
3.00%, 9/1/2046 601,775 632,759
Pool# V82617
3.50%, 9/1/2046 393,103 426,400
Pool# G08722
3.50%, 9/1/2046 127,660 136,621
Pool# G60733
4.50%, 9/1/2046 182,599 203,078
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60722
3.00%, 10/1/2046 1,418,842 1,527,205
Pool# Q44035
3.00%, 10/1/2046 844,742 887,900
Pool# G61815
4.00%, 10/1/2046 80,303 87,124
Pool# G61257
3.00%, 11/1/2046 1,593,856 1,671,050
Pool# Q44452
3.00%, 11/1/2046 358,019 375,909
Pool# G08732
3.00%, 11/1/2046 107,448 113,590
Pool# Q44473
3.50%, 11/1/2046 48,445 51,539
Pool# Q44223
3.50%, 11/1/2046 30,474 32,409
Pool# G08734
4.00%, 11/1/2046 540,006 585,298
Pool# G08737
3.00%, 12/1/2046 3,484,119 3,671,217
Pool# G60989
3.00%, 12/1/2046 518,233 554,617
Pool# Q45878
3.00%, 12/1/2046 135,509 142,201
Pool# G08738
3.50%, 12/1/2046 2,421,764 2,579,686
Pool# Q45024
3.50%, 12/1/2046 128,045 140,643
Pool# G08741
3.00%, 1/1/2047 938,532 990,370
Pool# G08747
3.00%, 2/1/2047 1,699,340 1,797,147
Pool# G08748
3.50%, 2/1/2047 504,052 537,271
Pool# G08749
4.00%, 2/1/2047 917,404 987,441
Pool# G61890
4.00%, 2/1/2047 59,018 63,983
Pool# G08751
3.50%, 3/1/2047 778,791 828,640
Pool# Q47592
3.50%, 4/1/2047 159,491 169,402
Pool# Q47484
3.50%, 4/1/2047 27,922 30,043
Pool# G60988
3.00%, 5/1/2047 1,729,780 1,866,238
Pool# Q48098
3.50%, 5/1/2047 100,801 108,458
Pool# Q48237
4.50%, 5/1/2047 169,133 184,728
Pool# G61390
3.00%, 6/1/2047 1,115,690 1,174,665
Pool# Q48414
4.50%, 6/1/2047 98,867 107,404
Pool# Q48365
4.50%, 6/1/2047 32,310 35,316
Pool# G08770
3.50%, 7/1/2047 1,667,682 1,775,344
Pool# V83270
3.50%, 7/1/2047 370,003 392,526

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61339
3.00%, 8/1/2047 299,683 315,329
Pool# G08774
3.50%, 8/1/2047 186,594 198,006
Pool# Q49917
3.50%, 8/1/2047 139,720 148,376
Pool# Q53085
3.00%, 9/1/2047 323,366 341,139
Pool# G61295
3.50%, 9/1/2047 603,404 662,221
Pool# G08779
3.50%, 9/1/2047 488,671 518,360
Pool# G61622
3.00%, 10/1/2047 686,806 723,238
Pool# G08785
4.00%, 10/1/2047 54,715 58,665
Pool# Q52075
4.00%, 11/1/2047 344,896 370,343
Pool# V83598
3.50%, 12/1/2047 175,833 186,411
Pool# G67707
3.50%, 1/1/2048 687,322 757,293
Pool# V83909
4.00%, 1/1/2048 456,130 489,644
Pool# G61311
3.50%, 2/1/2048 931,429 988,549
Pool# T65458
3.50%, 2/1/2048 219,017 227,899
Pool# G08801
4.00%, 2/1/2048 301,952 323,169
Pool# Q54460
4.00%, 2/1/2048 226,939 249,782
Pool# G61298
4.00%, 2/1/2048 112,597 123,668
Pool# Q54727
3.50%, 3/1/2048 364,680 386,895
Pool# Q55401
5.00%, 4/1/2048 85,085 94,907
Pool# V84237
3.50%, 5/1/2048 707,615 749,123
Pool# G08813
3.50%, 5/1/2048 78,883 83,319
Pool# G08820
4.50%, 5/1/2048 683,701 743,158
Pool# G08821
5.00%, 5/1/2048 26,139 29,011
Pool# G67713
4.00%, 6/1/2048 202,838 221,345
Pool# G67712
4.00%, 6/1/2048 201,944 226,032
Pool# G08817
4.00%, 6/1/2048 102,373 109,240
Pool# G08818
4.50%, 6/1/2048 359,986 390,893
Pool# Q56473
4.50%, 6/1/2048 76,560 83,372
Pool# Q56472
4.50%, 6/1/2048 73,233 80,125
Pool# G08824
4.00%, 7/1/2048 2,200,939 2,349,810
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08827
4.50%, 7/1/2048 234,469 254,707
Pool# Q57401
4.50%, 7/1/2048 87,737 96,084
Pool# Q57402
4.50%, 7/1/2048 28,358 31,063
Pool# G08833
5.00%, 7/1/2048 11,040 12,250
Pool# G08831
4.00%, 8/1/2048 290,085 309,547
Pool# G08836
4.00%, 9/1/2048 1,174,789 1,252,697
Pool# G67716
4.50%, 10/1/2048 136,613 152,084
Pool# G08843
4.50%, 10/1/2048 84,888 92,172
Pool# V85044
4.00%, 12/1/2048 287,424 311,310
Pool# V85082
4.50%, 12/1/2048 73,022 79,071
Pool# G61846
4.00%, 1/1/2049 7,372 7,867
Pool# V85139
4.50%, 1/1/2049 90,262 97,737
FHLMC Non Gold Pool
Pool# 1B8478
2.75%, 7/1/2041(a) 84,691 87,504
Pool# 2B0108
3.30%, 1/1/2042(a) 10,191 10,333
Pool# 2B1381
2.37%, 6/1/2043(a) 1,453 1,474
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 124,834 132,432
Pool# SB0383
2.50%, 4/1/2032 1,173,104 1,250,135
Pool# ZS8701
3.50%, 6/1/2033 112,503 119,511
Pool# SB0218
3.00%, 10/1/2033 184,096 193,332
Pool# QN0248
3.00%, 7/1/2034 119,131 125,011
Pool# SB0095
3.50%, 7/1/2034 230,627 247,126
Pool# SB0069
3.00%, 9/1/2034 322,766 343,704
Pool# SB8021
3.00%, 12/1/2034 730,859 766,828
Pool# SB8500
2.50%, 7/1/2035 1,131,373 1,202,760
Pool# SB8505
2.50%, 10/1/2035 3,348,515 3,529,672
Pool# QA2237
3.00%, 7/1/2046 2,211,339 2,324,829
Pool# QA2226
3.00%, 7/1/2046 1,338,944 1,409,668
Pool# ZS4693
3.00%, 12/1/2046 1,593,529 1,678,737
Pool# ZM2339
3.50%, 1/1/2047 316,520 336,591

58 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZS4746
3.00%, 12/1/2047 900,473 943,046
Pool# ZA5785
4.50%, 10/1/2048 470,922 509,599
Pool# ZT1321
4.50%, 11/1/2048 627,638 680,542
Pool# ZA6139
4.50%, 12/1/2048 250,628 271,233
Pool# ZA6536
4.00%, 3/1/2049 257,212 274,433
Pool# ZA6380
4.00%, 3/1/2049 190,931 203,695
Pool# ZT1858
4.50%, 4/1/2049 90,214 99,098
Pool# SD8015
2.50%, 10/1/2049 300,790 317,306
Pool# RA1859
3.00%, 12/1/2049 1,188,683 1,247,325
Pool# SD8045
3.50%, 2/1/2050 369,830 390,444
Pool# SD8051
3.50%, 3/1/2050 526,652 556,066
Pool# QA8965
3.00%, 4/1/2050 1,131,658 1,186,777
Pool# RA2579
3.00%, 5/1/2050 461,480 487,239
Pool# SD8063
3.50%, 5/1/2050 913,185 964,297
Pool# RA2621
4.00%, 5/1/2050 169,794 182,278
Pool# RA3022
2.50%, 6/1/2050 815,682 867,117
Pool# SD7521
2.50%, 7/1/2050 1,202,143 1,290,423
Pool# SD8074
3.00%, 7/1/2050 3,909,210 4,103,879
Pool# RA3174
3.00%, 7/1/2050 1,211,026 1,278,380
Pool# SD7523
2.50%, 8/1/2050 317,747 340,168
Pool# SD8084
3.00%, 8/1/2050 950,271 997,023
Pool# RA3382
3.00%, 8/1/2050 793,144 845,055
Pool# SD8092
3.00%, 9/1/2050 1,844,026 1,937,519
Pool# RA3935
2.50%, 11/1/2050 3,731,236 3,941,566
Pool# RA3932
2.50%, 11/1/2050 2,011,058 2,148,887
Pool# RA3934
2.50%, 11/1/2050 1,020,676 1,085,039
FNMA Pool
Pool# AC9895
3.44%, 4/1/2040(a) 400,347 408,629
Pool# AC9890
3.48%, 4/1/2040(a) 559,350 582,304
Pool# AJ1249
2.32%, 9/1/2041(a) 104,272 108,312
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AK0714
3.80%, 2/1/2042(a) 11,800 12,113
Pool# AT4982
3.28%, 4/1/2043(a) 320 319
Pool# AT4250
2.42%, 6/1/2043(a) 37,308 38,449
Pool# BF0203
3.00%, 2/1/2047 780,377 821,788
Pool# BF0206
4.00%, 2/1/2047 500,369 541,024
Pool# BF0200
3.50%, 11/1/2051 326,399 357,266
Pool# BF0171
4.00%, 1/1/2057 273,356 304,718
Pool# BF0184
4.00%, 2/1/2057 308,934 344,378
FNMA UMBS Pool
Pool# 867183
5.50%, 2/1/2021 79 78
Pool# 878120
5.50%, 4/1/2021 34 34
Pool# 811559
5.50%, 5/1/2021 285 286
Pool# 879115
5.50%, 5/1/2021 156 157
Pool# 885440
5.50%, 5/1/2021 115 116
Pool# 845489
5.50%, 6/1/2021 27 27
Pool# 880950
5.50%, 7/1/2021 617 620
Pool# 870092
5.50%, 8/1/2021 114 114
Pool# 896599
5.50%, 8/1/2021 30 30
Pool# 903350
5.00%, 10/1/2021 108 113
Pool# 894126
5.50%, 10/1/2021 13 13
Pool# 902789
5.50%, 11/1/2021 2,384 2,414
Pool# 906708
5.00%, 12/1/2021 1,745 1,829
Pool# 901509
5.00%, 12/1/2021 492 516
Pool# 928106
5.50%, 2/1/2022 5,456 5,539
Pool# 914385
5.50%, 3/1/2022 96 97
Pool# 913323
5.50%, 4/1/2022 178 179
Pool# 899438
5.50%, 6/1/2022 8,204 8,363
Pool# AA2549
4.00%, 4/1/2024 46,239 49,056
Pool# 934863
4.00%, 6/1/2024 97,916 103,925
Pool# AC1374
4.00%, 8/1/2024 57,851 61,353

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AC1529
4.50%, 9/1/2024 184,410 196,316
Pool# AD0244
4.50%, 10/1/2024 23,865 25,228
Pool# AD4089
4.50%, 5/1/2025 184,780 196,743
Pool# 890216
4.50%, 7/1/2025 43,468 46,197
Pool# AB1609
4.00%, 10/1/2025 118,961 126,265
Pool# AH1361
3.50%, 12/1/2025 108,533 115,130
Pool# AH1518
3.50%, 12/1/2025 52,939 56,176
Pool# AH5616
3.50%, 2/1/2026 301,985 320,467
Pool# AL0298
4.00%, 5/1/2026 243,169 258,812
Pool# AB4277
3.00%, 1/1/2027 408,619 429,513
Pool# AL1391
3.50%, 1/1/2027 5,809 6,164
Pool# AP4746
3.00%, 8/1/2027 112,094 119,258
Pool# AP7855
3.00%, 9/1/2027 589,838 625,961
Pool# AP4640
3.00%, 9/1/2027 65,617 69,627
Pool# AQ5096
3.00%, 11/1/2027 157,249 166,868
Pool# AB6887
3.00%, 11/1/2027 124,228 131,818
Pool# AQ4532
3.00%, 11/1/2027 88,211 93,608
Pool# AQ3758
3.00%, 11/1/2027 65,469 69,434
Pool# AQ7406
3.00%, 11/1/2027 63,810 67,715
Pool# AB6886
3.00%, 11/1/2027 58,995 62,675
Pool# AQ2884
3.00%, 12/1/2027 53,175 56,427
Pool# AS0487
2.50%, 9/1/2028 315,174 333,549
Pool# 930998
4.50%, 4/1/2029 25,920 28,072
Pool# BM1507
2.50%, 12/1/2029 178,789 186,596
Pool# AL8077
3.50%, 12/1/2029 19,815 21,247
Pool# BM4299
3.00%, 3/1/2030 780,440 818,808
Pool# AS4874
3.00%, 4/1/2030 412,115 438,143
Pool# AS5412
2.50%, 7/1/2030 160,669 167,925
Pool# AS5420
3.00%, 7/1/2030 340,379 364,005
Pool# AL7152
3.50%, 7/1/2030 390,175 421,465
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS5702
2.50%, 8/1/2030 625,858 654,080
Pool# AZ4898
2.50%, 8/1/2030 530,148 554,003
Pool# AY8448
3.00%, 8/1/2030 1,256,722 1,321,443
Pool# AZ2953
3.00%, 9/1/2030 1,093,636 1,149,790
Pool# AZ5718
3.00%, 9/1/2030 846,243 888,485
Pool# AS6060
3.00%, 10/1/2030 745,408 783,212
Pool# AZ9234
3.50%, 10/1/2030 45,717 48,713
Pool# BA2993
3.00%, 11/1/2030 203,827 214,288
Pool# AS6174
3.50%, 11/1/2030 24,442 26,119
Pool# AS6272
2.50%, 12/1/2030 229,444 239,717
Pool# AS6295
3.00%, 12/1/2030 348,761 366,641
Pool# BA3545
3.00%, 12/1/2030 144,528 151,880
Pool# AH1515
4.00%, 12/1/2030 316,790 341,268
Pool# AD0716
6.50%, 12/1/2030 911,838 1,046,336
Pool# BA6532
2.50%, 1/1/2031 199,770 208,780
Pool# BM5016
3.00%, 1/1/2031 495,403 529,280
Pool# AB2121
4.00%, 1/1/2031 46,836 50,455
Pool# AL8060
3.00%, 2/1/2031 348,275 375,086
Pool# MA0641
4.00%, 2/1/2031 229,612 247,358
Pool# 560868
7.50%, 2/1/2031 639 649
Pool# AS6799
3.00%, 3/1/2031 296,636 311,867
Pool# BC0774
3.00%, 3/1/2031 154,035 164,835
Pool# AS6919
3.50%, 3/1/2031 20,079 21,507
Pool# BC4410
3.50%, 3/1/2031 19,255 20,451
Pool# BC0320
3.50%, 3/1/2031 12,611 13,578
Pool# BC4430
3.00%, 4/1/2031 50,524 53,464
Pool# AL8565
3.00%, 6/1/2031 164,560 176,290
Pool# AL8566
3.00%, 6/1/2031 163,056 174,370
Pool# AL8561
3.50%, 6/1/2031 170,634 186,819
Pool# AS8028
2.50%, 9/1/2031 675,584 705,949

60 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9378
3.00%, 9/1/2031 79,264 85,362
Pool# MA2775
2.50%, 10/1/2031 1,318,438 1,378,053
Pool# BM1888
2.50%, 10/1/2031 1,229,298 1,284,007
Pool# AS8038
2.50%, 10/1/2031 573,292 599,186
Pool# BC4777
2.50%, 10/1/2031 469,587 490,389
Pool# AL9323
2.50%, 10/1/2031 28,357 29,641
Pool# AS8612
3.00%, 10/1/2031 210,435 221,200
Pool# 607212
7.50%, 10/1/2031 3,401 3,504
Pool# MA0895
3.50%, 11/1/2031 243,598 259,623
Pool# 607632
6.50%, 11/1/2031 65 73
Pool# MA2830
2.50%, 12/1/2031 503,601 526,380
Pool# BM3814
2.50%, 12/1/2031 346,482 362,537
Pool# AS8594
2.50%, 1/1/2032 364,941 386,309
Pool# AS8597
2.50%, 1/1/2032 317,174 333,708
Pool# AS8609
3.00%, 1/1/2032 249,015 262,217
Pool# AL9786
3.00%, 1/1/2032 221,655 239,048
Pool# AL9585
3.50%, 1/1/2032 86,127 94,497
Pool# BM1036
2.50%, 2/1/2032 1,676,634 1,776,172
Pool# BM4624
3.00%, 2/1/2032 258,064 277,659
Pool# AL9872
3.00%, 2/1/2032 186,470 200,704
Pool# AL9740
3.00%, 2/1/2032 158,251 170,014
Pool# AL9871
3.00%, 2/1/2032 112,601 120,862
Pool# AS8767
3.00%, 2/1/2032 20,845 22,360
Pool# BM1007
2.50%, 3/1/2032 527,963 551,604
Pool# AL9899
3.00%, 3/1/2032 33,888 36,396
Pool# BM3269
2.50%, 4/1/2032 807,327 843,166
Pool# MA1029
3.50%, 4/1/2032 202,706 218,658
Pool# 545556
7.00%, 4/1/2032 3,334 3,888
Pool# AO2565
3.50%, 5/1/2032 71,934 77,766
Pool# AS9695
3.50%, 5/1/2032 40,528 44,225
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 545605
7.00%, 5/1/2032 4,554 5,344
Pool# BM4088
3.00%, 6/1/2032 326,377 343,313
Pool# AO5103
3.50%, 6/1/2032 196,860 212,819
Pool# 890786
3.50%, 6/1/2032 34,262 37,585
Pool# MA1107
3.50%, 7/1/2032 28,254 30,543
Pool# FM1664
4.00%, 7/1/2032 225,789 239,868
Pool# 651361
7.00%, 7/1/2032 1,118 1,153
Pool# BM1669
3.00%, 8/1/2032 190,763 206,568
Pool# AP1990
3.50%, 8/1/2032 92,748 100,266
Pool# AP1997
3.50%, 8/1/2032 60,051 65,455
Pool# BH5355
3.50%, 8/1/2032 11,364 12,255
Pool# AO7202
3.50%, 9/1/2032 191,310 208,906
Pool# MA1166
3.50%, 9/1/2032 158,516 171,341
Pool# BM5167
3.50%, 9/1/2032 30,519 32,687
Pool# CA0586
2.50%, 10/1/2032 75,607 80,663
Pool# AP3673
3.50%, 10/1/2032 177,824 194,184
Pool# BH9391
3.50%, 10/1/2032 14,898 16,035
Pool# BM3389
3.00%, 11/1/2032 289,889 313,731
Pool# AB6962
3.50%, 11/1/2032 259,018 282,861
Pool# AQ3343
3.50%, 11/1/2032 143,102 156,272
Pool# BM3977
3.00%, 12/1/2032 494,900 529,113
Pool# CA0951
3.00%, 12/1/2032 280,654 298,374
Pool# FM1661
2.50%, 1/1/2033 988,131 1,031,237
Pool# BM4338
2.50%, 1/1/2033 517,523 540,477
Pool# BM3919
3.00%, 2/1/2033 276,493 299,891
Pool# BM3750
3.50%, 3/1/2033 233,278 256,040
Pool# BM4129
3.50%, 4/1/2033 327,534 358,900
Pool# 555346
5.50%, 4/1/2033 44,739 51,974
Pool# 713560
5.50%, 4/1/2033 8,590 9,792
Pool# 694846
6.50%, 4/1/2033 7,091 8,057

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 701261
7.00%, 4/1/2033 305 324
Pool# AB9402
3.00%, 5/1/2033 269,001 289,968
Pool# AB9403
3.00%, 5/1/2033 122,555 129,940
Pool# AB9300
3.00%, 5/1/2033 93,761 101,669
Pool# BM4132
3.50%, 5/1/2033 230,441 252,665
Pool# MA3372
4.00%, 5/1/2033 273,315 290,870
Pool# 555421
5.00%, 5/1/2033 1,029,605 1,181,119
Pool# MA3393
4.00%, 6/1/2033 119,479 126,900
Pool# MA3427
4.00%, 7/1/2033 100,417 106,644
Pool# 720087
5.50%, 7/1/2033 242,354 282,858
Pool# 728721
5.50%, 7/1/2033 32,584 38,029
Pool# 555684
5.50%, 7/1/2033 7,976 9,296
Pool# MA1527
3.00%, 8/1/2033 1,040,970 1,104,966
Pool# 743235
5.50%, 10/1/2033 13,987 16,289
Pool# 750229
6.50%, 10/1/2033 22,947 26,092
Pool# FM2154
4.00%, 12/1/2033 468,033 496,716
Pool# 755872
5.50%, 12/1/2033 184,162 214,250
Pool# 725221
5.50%, 1/1/2034 4,319 5,035
Pool# 725223
5.50%, 3/1/2034 494 576
Pool# 725228
6.00%, 3/1/2034 402,391 481,497
Pool# 725425
5.50%, 4/1/2034 245,710 286,682
Pool# 725423
5.50%, 5/1/2034 24,126 28,138
Pool# 725594
5.50%, 7/1/2034 100,948 118,004
Pool# MA3739
3.50%, 8/1/2034 264,700 280,352
Pool# 788027
6.50%, 9/1/2034 22,927 25,686
Pool# FM1905
3.00%, 11/1/2034 137,989 147,342
Pool# 807310
7.00%, 11/1/2034 2,062 2,444
Pool# FM2412
3.50%, 1/1/2035 71,703 76,703
Pool# 735141
5.50%, 1/1/2035 318,817 373,370
Pool# 889852
5.50%, 5/1/2035 9,072 10,573
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4156
2.50%, 10/1/2035 766,286 802,096
Pool# 256023
6.00%, 12/1/2035 322,962 387,410
Pool# 745418
5.50%, 4/1/2036 48,827 57,383
Pool# 745516
5.50%, 5/1/2036 27,819 32,698
Pool# 889745
5.50%, 6/1/2036 5,005 5,848
Pool# 995065
5.50%, 9/1/2036 176,871 205,579
Pool# 888635
5.50%, 9/1/2036 112,862 131,616
Pool# 995024
5.50%, 8/1/2037 64,928 76,235
Pool# 995050
6.00%, 9/1/2037 591,851 707,673
Pool# 955194
7.00%, 11/1/2037 57,743 69,833
Pool# 928940
7.00%, 12/1/2037 59,962 66,717
Pool# MA3389
4.00%, 6/1/2038 183,796 197,474
Pool# MA3464
3.50%, 9/1/2038 304,820 323,067
Pool# 990810
7.00%, 10/1/2038 93,533 108,297
Pool# AD8536
5.00%, 8/1/2040 214,732 249,683
Pool# AB1735
3.50%, 11/1/2040 6,251 6,619
Pool# AE9747
4.50%, 12/1/2040 688,833 772,760
Pool# AB2067
3.50%, 1/1/2041 281,100 307,393
Pool# 932888
3.50%, 1/1/2041 196,452 218,011
Pool# AB2068
3.50%, 1/1/2041 153,951 167,193
Pool# 932891
3.50%, 1/1/2041 37,216 41,120
Pool# AL3650
5.00%, 2/1/2041 14,910 17,210
Pool# AL6521
5.00%, 4/1/2041 1,066,920 1,238,613
Pool# AL0390
5.00%, 5/1/2041 439,481 510,971
Pool# AL5863
4.50%, 6/1/2041 2,269,219 2,508,536
Pool# AI9851
4.50%, 9/1/2041 39,287 44,138
Pool# AL0761
5.00%, 9/1/2041 143,485 166,707
Pool# BM3907
5.50%, 9/1/2041 283,684 331,227
Pool# AJ5431
4.50%, 10/1/2041 104,169 117,436
Pool# AJ4861
4.00%, 12/1/2041 145,225 160,059

62 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AX5316
4.50%, 1/1/2042 67,660 75,908
Pool# AL2499
4.50%, 1/1/2042 28,879 32,323
Pool# AW8167
3.50%, 2/1/2042 912,457 984,734
Pool# AB5185
3.50%, 5/1/2042 376,799 409,533
Pool# AO3575
4.50%, 5/1/2042 58,606 64,713
Pool# AO4647
3.50%, 6/1/2042 788,658 857,646
Pool# AO8036
4.50%, 7/1/2042 427,874 473,700
Pool# AP2092
4.50%, 8/1/2042 31,606 34,414
Pool# AP6579
3.50%, 9/1/2042 693,032 753,640
Pool# AL2782
4.50%, 9/1/2042 129,721 146,011
Pool# AB6524
3.50%, 10/1/2042 1,094,222 1,189,935
Pool# AB7074
3.00%, 11/1/2042 650,379 691,657
Pool# AP8785
3.00%, 11/1/2042 232,996 248,358
Pool# AL2677
3.50%, 11/1/2042 670,922 729,482
Pool# AB6786
3.50%, 11/1/2042 417,431 448,631
Pool# MA1273
3.50%, 12/1/2042 342,812 372,685
Pool# AR4210
3.50%, 1/1/2043 154,160 166,009
Pool# AT4040
3.00%, 3/1/2043 166,952 177,561
Pool# AR8213
3.50%, 4/1/2043 175,266 190,616
Pool# AB9238
3.00%, 5/1/2043 941,009 1,021,207
Pool# AB9237
3.00%, 5/1/2043 695,912 757,139
Pool# AB9236
3.00%, 5/1/2043 216,349 235,980
Pool# AB9362
3.50%, 5/1/2043 987,437 1,079,606
Pool# AT4145
3.00%, 6/1/2043 264,292 286,819
Pool# AB9814
3.00%, 7/1/2043 871,785 946,083
Pool# AT6871
3.00%, 7/1/2043 144,246 153,495
Pool# AS0203
3.00%, 8/1/2043 649,492 704,849
Pool# AS0255
4.50%, 8/1/2043 258,025 286,980
Pool# AS0516
3.00%, 9/1/2043 514,627 548,988
Pool# AL4471
4.00%, 9/1/2043 381,033 423,393
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL6951
3.50%, 10/1/2043 555,224 601,481
Pool# BM4222
3.00%, 1/1/2044 718,426 765,078
Pool# AS2276
4.50%, 4/1/2044 454,894 508,313
Pool# AW1006
4.00%, 5/1/2044 150,728 169,162
Pool# AL7767
4.50%, 6/1/2044 41,477 46,332
Pool# AS3161
4.00%, 8/1/2044 929,313 1,019,173
Pool# BM4650
3.00%, 10/1/2044 1,282,179 1,363,273
Pool# CA0688
3.50%, 10/1/2044 420,540 455,621
Pool# BC5090
4.00%, 10/1/2044 108,274 118,015
Pool# AS3946
4.00%, 12/1/2044 1,131,941 1,250,504
Pool# AL8303
3.00%, 1/1/2045 232,277 247,310
Pool# BM4384
4.00%, 1/1/2045 422,580 462,985
Pool# BM3611
4.00%, 1/1/2045 370,313 404,101
Pool# BM3804
3.50%, 2/1/2045 146,392 159,001
Pool# AL9555
4.00%, 2/1/2045 2,307,848 2,527,342
Pool# AX9524
4.00%, 2/1/2045 1,158,335 1,300,260
Pool# AS4418
4.00%, 2/1/2045 792,261 889,324
Pool# AS4375
4.00%, 2/1/2045 562,597 631,528
Pool# AL6889
4.50%, 2/1/2045 142,541 159,849
Pool# BM3931
3.00%, 3/1/2045 635,001 676,242
Pool# AY1312
3.50%, 3/1/2045 2,003,800 2,190,413
Pool# AX9567
3.50%, 3/1/2045 99,066 108,375
Pool# BM4975
4.00%, 3/1/2045 205,819 225,501
Pool# AS4578
4.00%, 3/1/2045 145,802 163,666
Pool# BM3664
3.00%, 5/1/2045 704,335 750,100
Pool# AS4921
3.50%, 5/1/2045 996,023 1,082,844
Pool# AS5012
4.00%, 5/1/2045 1,548,880 1,738,652
Pool# BM5562
4.00%, 6/1/2045 293,046 322,696
Pool# AS5312
3.50%, 7/1/2045 195,672 212,431
Pool# AZ7111
4.00%, 7/1/2045 27,518 29,849

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AZ9866
4.00%, 8/1/2045 23,864 26,076
Pool# AL7207
4.50%, 8/1/2045 170,986 191,624
Pool# AL9634
3.50%, 10/1/2045 137,599 149,484
Pool# BA2164
3.00%, 11/1/2045 175,658 185,440
Pool# AS6311
3.50%, 12/1/2045 1,993,905 2,134,452
Pool# AS6282
3.50%, 12/1/2045 1,546,278 1,678,721
Pool# BC0326
3.50%, 12/1/2045 1,126,788 1,206,215
Pool# BC0092
3.50%, 12/1/2045 110,336 118,669
Pool# BC0475
3.50%, 12/1/2045 63,732 68,221
Pool# AS6362
4.50%, 12/1/2045 32,973 36,230
Pool# AS6474
3.50%, 1/1/2046 323,437 357,207
Pool# AS6539
3.50%, 1/1/2046 294,191 324,919
Pool# AL9849
3.50%, 1/1/2046 195,901 212,213
Pool# AS6527
4.00%, 1/1/2046 290,039 314,968
Pool# BC0178
4.50%, 1/1/2046 6,819 7,475
Pool# BC1158
3.50%, 2/1/2046 1,552,362 1,663,418
Pool# BC2667
4.00%, 2/1/2046 40,201 43,513
Pool# BC0605
4.00%, 2/1/2046 29,881 32,470
Pool# AL9781
4.50%, 2/1/2046 348,752 388,377
Pool# BC0300
3.50%, 3/1/2046 1,201,478 1,282,272
Pool# BM4621
3.50%, 3/1/2046 500,858 539,907
Pool# AS6833
3.50%, 3/1/2046 26,367 28,168
Pool# AS6795
4.00%, 3/1/2046 187,410 202,263
Pool# BA6972
4.00%, 3/1/2046 53,540 58,193
Pool# BC0311
4.50%, 3/1/2046 4,168 4,569
Pool# BC0823
3.50%, 4/1/2046 227,546 243,307
Pool# BA7692
3.50%, 4/1/2046 16,659 18,295
Pool# AS7026
4.00%, 4/1/2046 137,746 149,185
Pool# AS7171
3.50%, 5/1/2046 79,038 84,227
Pool# AS7251
4.00%, 5/1/2046 23,516 25,417
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7387
3.50%, 6/1/2046 215,794 229,887
Pool# AL8833
4.00%, 6/1/2046 926,235 1,039,219
Pool# AS7593
3.50%, 7/1/2046 935,871 1,012,412
Pool# AS7594
3.50%, 7/1/2046 913,739 991,016
Pool# AS7545
3.50%, 7/1/2046 303,648 323,262
Pool# AL8824
3.50%, 7/1/2046 214,898 237,345
Pool# AS7490
3.50%, 7/1/2046 140,890 153,178
Pool# BC1452
4.00%, 7/1/2046 1,695,060 1,839,960
Pool# BD5180
4.50%, 7/1/2046 8,885 9,744
Pool# MA2705
3.00%, 8/1/2046 892,457 938,886
Pool# BC1489
3.00%, 8/1/2046 159,583 171,790
Pool# BD4890
3.50%, 8/1/2046 1,181,347 1,260,442
Pool# BC9501
3.50%, 8/1/2046 25,421 27,111
Pool# AS7760
4.00%, 8/1/2046 190,924 208,802
Pool# AS7648
4.00%, 8/1/2046 138,218 149,246
Pool# AS7795
4.00%, 8/1/2046 87,306 94,323
Pool# BD3911
4.00%, 8/1/2046 26,217 28,280
Pool# BD3923
4.00%, 8/1/2046 13,636 14,782
Pool# AS7770
4.50%, 8/1/2046 58,103 63,969
Pool# BD5232
4.50%, 8/1/2046 9,783 10,722
Pool# AL8947
3.50%, 9/1/2046 264,579 290,523
Pool# BD4944
3.50%, 9/1/2046 54,474 58,306
Pool# AL9263
3.00%, 10/1/2046 244,889 264,061
Pool# AL9234
3.50%, 10/1/2046 97,081 107,222
Pool# BM3932
3.50%, 10/1/2046 75,936 81,016
Pool# AS8125
3.50%, 10/1/2046 69,763 75,469
Pool# FM1871
4.00%, 10/1/2046 167,865 183,357
Pool# BC4766
4.50%, 10/1/2046 51,126 56,331
Pool# AS8154
4.50%, 10/1/2046 31,445 34,458
Pool# FM1368
3.00%, 11/1/2046 1,820,903 1,912,964

64 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2806
3.00%, 11/1/2046 572,192 604,178
Pool# BC9003
3.00%, 11/1/2046 219,879 231,307
Pool# AS8369
3.50%, 11/1/2046 738,305 800,747
Pool# BE5067
3.50%, 11/1/2046 591,216 633,097
Pool# BE0065
3.50%, 11/1/2046 18,426 19,822
Pool# BE5038
4.00%, 11/1/2046 16,793 18,981
Pool# MA2833
3.00%, 12/1/2046 4,676,800 4,916,247
Pool# AS8483
3.00%, 12/1/2046 1,098,850 1,159,389
Pool# BC9067
3.00%, 12/1/2046 455,167 479,409
Pool# AS8488
3.00%, 12/1/2046 340,383 368,693
Pool# AS8509
3.00%, 12/1/2046 103,221 112,298
Pool# BM1121
3.50%, 12/1/2046 779,712 851,857
Pool# AS8492
3.50%, 12/1/2046 695,033 767,636
Pool# AS8572
3.50%, 12/1/2046 619,201 659,036
Pool# AS8417
3.50%, 12/1/2046 546,649 581,920
Pool# BE4224
3.50%, 12/1/2046 25,466 27,135
Pool# AS8650
3.00%, 1/1/2047 1,838,790 1,931,925
Pool# AL9697
3.00%, 1/1/2047 879,419 952,526
Pool# AS8647
3.00%, 1/1/2047 621,391 670,497
Pool# BE5775
3.00%, 1/1/2047 602,191 633,958
Pool# AL9774
3.50%, 1/1/2047 432,380 479,313
Pool# AS8692
3.50%, 1/1/2047 378,477 403,137
Pool# BM3204
3.50%, 1/1/2047 365,447 403,349
Pool# BD2440
3.50%, 1/1/2047 337,891 359,579
Pool# BD2450
3.50%, 1/1/2047 264,699 282,211
Pool# BE6548
3.50%, 1/1/2047 109,827 117,254
Pool# BE7115
4.50%, 1/1/2047 17,481 19,278
Pool# BE5856
4.50%, 1/1/2047 13,181 14,514
Pool# BE6503
4.50%, 1/1/2047 8,076 8,830
Pool# BM3908
5.50%, 1/1/2047 58,986 69,218
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2895
3.00%, 2/1/2047 5,678,162 5,970,996
Pool# BM3688
3.50%, 2/1/2047 772,963 825,240
Pool# BD5046
3.50%, 2/1/2047 152,313 161,813
Pool# BM5274
4.00%, 2/1/2047 150,581 162,396
Pool# BE8495
4.50%, 2/1/2047 10,264 11,278
Pool# BE7869
4.50%, 2/1/2047 4,035 4,390
Pool# AL9859
3.00%, 3/1/2047 1,770,809 1,858,670
Pool# AL9848
3.00%, 3/1/2047 569,755 598,105
Pool# AS8966
4.00%, 3/1/2047 83,943 90,306
Pool# BM5383
4.00%, 3/1/2047 83,891 93,165
Pool# AS8979
4.50%, 3/1/2047 86,723 96,177
Pool# BE9247
4.50%, 3/1/2047 7,837 8,563
Pool# BM3707
2.50%, 4/1/2047 257,038 274,802
Pool# AS9463
3.50%, 4/1/2047 244,086 266,673
Pool# AS9451
3.50%, 4/1/2047 225,387 239,002
Pool# BD7122
4.00%, 4/1/2047 1,015,269 1,092,220
Pool# AS9467
4.00%, 4/1/2047 425,763 462,415
Pool# AS9470
4.50%, 4/1/2047 297,123 329,516
Pool# BH0304
4.50%, 4/1/2047 15,550 16,974
Pool# AS9562
3.00%, 5/1/2047 108,332 113,925
Pool# BM3237
3.50%, 5/1/2047 537,775 587,266
Pool# AS9577
3.50%, 5/1/2047 228,311 250,569
Pool# BM1268
4.00%, 5/1/2047 423,083 462,156
Pool# BE3670
3.50%, 6/1/2047 357,951 379,845
Pool# AS9794
3.50%, 6/1/2047 205,097 224,603
Pool# AS9747
4.00%, 6/1/2047 1,191,858 1,310,172
Pool# BM3549
4.00%, 6/1/2047 482,706 521,239
Pool# BE3702
4.00%, 6/1/2047 211,894 228,449
Pool# BM1295
4.50%, 6/1/2047 207,897 230,239
Pool# BE9624
4.50%, 6/1/2047 29,950 32,713

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3801
3.00%, 7/1/2047 963,543 1,010,897
Pool# AS9938
3.50%, 7/1/2047 198,285 218,854
Pool# BM1551
3.50%, 7/1/2047 186,349 203,592
Pool# AS9909
3.50%, 7/1/2047 99,070 108,237
Pool# BM1492
4.00%, 7/1/2047 882,607 958,590
Pool# AS9973
4.00%, 7/1/2047 80,397 86,048
Pool# 890673
3.00%, 8/1/2047 477,388 501,289
Pool# MA3087
3.50%, 8/1/2047 521,954 553,680
Pool# CA0240
3.50%, 8/1/2047 268,075 283,840
Pool# BM1658
3.50%, 8/1/2047 168,386 182,460
Pool# BH7375
3.50%, 8/1/2047 152,961 162,439
Pool# CA0123
4.00%, 8/1/2047 646,351 712,812
Pool# BH2597
4.00%, 8/1/2047 542,744 582,482
Pool# BH5359
4.00%, 8/1/2047 261,304 284,313
Pool# CA0133
4.00%, 8/1/2047 119,939 128,776
Pool# BM5787
4.00%, 8/1/2047 26,591 28,682
Pool# CA0407
3.50%, 9/1/2047 484,065 512,909
Pool# BH4004
4.00%, 9/1/2047 496,004 532,075
Pool# CA0392
4.00%, 9/1/2047 237,025 253,834
Pool# BM3556
4.00%, 9/1/2047 176,595 198,921
Pool# CA0265
4.00%, 9/1/2047 72,083 77,394
Pool# CA0487
3.50%, 10/1/2047 1,238,659 1,311,151
Pool# BM1959
3.50%, 10/1/2047 512,897 566,099
Pool# CA0493
4.00%, 10/1/2047 587,889 630,264
Pool# CA0549
4.00%, 10/1/2047 457,310 488,877
Pool# BM3015
4.00%, 10/1/2047 217,426 243,442
Pool# CA0496
4.50%, 10/1/2047 251,593 279,612
Pool# CA0623
4.50%, 10/1/2047 85,923 93,753
Pool# CA0693
3.50%, 11/1/2047 799,000 847,065
Pool# CA0680
3.50%, 11/1/2047 256,075 282,639
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3358
3.50%, 11/1/2047 233,500 257,662
Pool# CA0696
4.00%, 11/1/2047 997,502 1,066,601
Pool# BM3191
4.00%, 11/1/2047 175,410 188,592
Pool# CA0808
4.00%, 11/1/2047 167,450 180,015
Pool# BM3379
3.00%, 12/1/2047 759,895 819,286
Pool# BJ2492
3.50%, 12/1/2047 443,370 470,220
Pool# MA3211
4.00%, 12/1/2047 1,351,820 1,451,999
Pool# BJ1699
4.00%, 12/1/2047 304,474 334,582
Pool# MA3238
3.50%, 1/1/2048 765,500 811,626
Pool# CA0991
3.50%, 1/1/2048 500,046 551,919
Pool# CA1015
4.00%, 1/1/2048 497,140 533,592
Pool# CA1025
4.50%, 1/1/2048 791,395 861,862
Pool# CA1189
3.50%, 2/1/2048 2,835,089 3,009,041
Pool# BH9280
3.50%, 2/1/2048 1,117,902 1,221,101
Pool# CA1242
3.50%, 2/1/2048 220,217 244,066
Pool# MA3277
4.00%, 2/1/2048 30,564 32,722
Pool# BJ8271
4.50%, 2/1/2048 733,267 804,675
Pool# BJ8270
4.50%, 2/1/2048 457,321 507,693
Pool# BK1586
4.50%, 2/1/2048 340,106 377,713
Pool# BJ8269
4.50%, 2/1/2048 337,035 374,485
Pool# CA4341
3.00%, 3/1/2048 232,707 244,351
Pool# MA3305
3.50%, 3/1/2048 86,369 91,510
Pool# BK1972
4.50%, 3/1/2048 98,350 108,386
Pool# BJ0640
5.00%, 3/1/2048 32,038 35,598
Pool# CA1510
3.50%, 4/1/2048 222,173 235,333
Pool# CA1531
3.50%, 4/1/2048 175,007 193,961
Pool# CA1551
4.00%, 4/1/2048 1,596,629 1,707,989
Pool# CA1560
4.50%, 4/1/2048 257,941 287,668
Pool# BJ2681
5.00%, 4/1/2048 105,976 117,655
Pool# MA3348
5.00%, 4/1/2048 16,390 18,208

66 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4024
3.50%, 5/1/2048 117,105 129,787
Pool# MA3358
4.50%, 5/1/2048 450,807 488,319
Pool# MA3374
5.00%, 5/1/2048 36,563 40,608
Pool# CA1898
4.50%, 6/1/2048 269,294 299,177
Pool# CA1951
4.00%, 7/1/2048 385,565 412,125
Pool# BK6577
4.50%, 7/1/2048 39,451 42,862
Pool# CA1988
4.50%, 7/1/2048 11,586 12,589
Pool# BK4766
4.50%, 8/1/2048 456,895 506,019
Pool# CA2376
4.00%, 9/1/2048 461,347 492,715
Pool# MA3472
5.00%, 9/1/2048 40,099 44,362
Pool# MA3495
4.00%, 10/1/2048 540,941 577,470
Pool# CA2493
4.50%, 10/1/2048 243,443 264,418
Pool# BM4664
4.50%, 10/1/2048 177,636 197,507
Pool# BM5024
3.00%, 11/1/2048 1,276,278 1,336,354
Pool# FM1001
3.50%, 11/1/2048 101,831 107,674
Pool# MA3521
4.00%, 11/1/2048 557,701 594,911
Pool# MA3536
4.00%, 12/1/2048 422,601 451,365
Pool# BN0340
4.50%, 12/1/2048 650,283 705,134
Pool# CA2779
4.50%, 12/1/2048 587,702 648,338
Pool# BM5212
4.50%, 12/1/2048 209,350 226,999
Pool# FM2888
3.50%, 1/1/2049 3,474,842 3,664,702
Pool# BN3944
4.00%, 1/1/2049 215,883 233,967
Pool# BN3960
4.50%, 1/1/2049 400,695 434,682
Pool# BN6135
4.00%, 2/1/2049 239,961 256,191
Pool# FM2337
4.50%, 2/1/2049 783,928 846,782
Pool# CA3387
4.00%, 4/1/2049 606,526 667,467
Pool# CA3394
5.00%, 4/1/2049 76,688 85,952
Pool# CA3489
4.00%, 5/1/2049 452,442 497,901
Pool# MA3665
4.50%, 5/1/2049 642,012 696,552
Pool# FM1051
4.50%, 5/1/2049 417,055 452,476
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3669
4.00%, 6/1/2049 669,586 734,232
Pool# CA3639
4.00%, 6/1/2049 269,944 294,080
Pool# CA3825
4.00%, 7/1/2049 510,531 567,164
Pool# CA3844
4.50%, 7/1/2049 334,320 362,284
Pool# CA4030
4.00%, 8/1/2049 1,353,524 1,445,536
Pool# CA4035
4.50%, 8/1/2049 358,531 388,687
Pool# BO2258
3.00%, 10/1/2049 1,728,850 1,814,982
Pool# BO5494
3.00%, 11/1/2049 202,385 214,584
Pool# MA3835
3.50%, 11/1/2049 374,678 395,758
Pool# MA3836
4.00%, 11/1/2049 529,382 564,888
Pool# BO6220
3.00%, 12/1/2049 1,916,194 2,011,730
Pool# BO6225
3.00%, 12/1/2049 1,597,888 1,675,762
Pool# BO5380
3.00%, 12/1/2049 242,243 255,403
Pool# MA3873
4.00%, 12/1/2049 385,559 411,430
Pool# MA3902
2.50%, 1/1/2050 549,037 579,184
Pool# FM2432
3.00%, 2/1/2050 1,754,596 1,841,678
Pool# CA5152
3.00%, 2/1/2050 525,185 554,499
Pool# MA3939
3.50%, 2/1/2050 1,072,671 1,132,751
Pool# FM2887
3.00%, 3/1/2050 972,088 1,024,500
Pool# FM0077
3.00%, 3/1/2050 230,307 245,324
Pool# CA5510
3.00%, 4/1/2050 860,553 912,211
Pool# CA5754
4.00%, 5/1/2050 122,916 132,509
Pool# CA6317
3.00%, 7/1/2050 854,374 905,663
Pool# CA6598
2.50%, 8/1/2050 1,273,913 1,353,465
Pool# FM4226
2.50%, 9/1/2050 3,166,500 3,351,020
Pool# FM4231
2.50%, 9/1/2050 3,165,912 3,339,750
Pool# FM4222
2.50%, 9/1/2050 712,090 764,867
Pool# CA7029
2.50%, 9/1/2050 642,503 690,124
Pool# CA7572
2.50%, 10/1/2050 4,782,711 5,095,949
Pool# MA4159
2.50%, 10/1/2050 4,354,480 4,593,580

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA7368
2.50%, 10/1/2050 1,889,135 1,993,900
Pool# CA7369
2.50%, 10/1/2050 1,586,177 1,674,141
Pool# CA7573
2.50%, 11/1/2050 7,028,208 7,476,696
Pool# FM4808
2.50%, 11/1/2050 1,165,382 1,229,372
Pool# MA4210
2.50%, 12/1/2050 6,943,663 7,324,933
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 1/25/2036 5,525,000 5,683,883
2.00%, 1/25/2036 15,800,000 16,516,050
2.50%, 1/25/2036 5,341,000 5,569,920
3.00%, 1/25/2036 4,277,663 4,488,848
3.50%, 1/25/2036 1,593,000 1,689,105
4.00%, 1/25/2036 143,000 151,754
4.50%, 1/25/2036 215,000 225,718
5.00%, 1/25/2036 35,000 36,751
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 1/25/2051 6,300,000 6,364,222
2.00%, 1/25/2051 34,500,000 35,832,788
2.50%, 1/25/2051 14,173,000 14,938,102
3.00%, 1/25/2051 6,593,000 6,906,645
3.50%, 1/25/2051 7,805,050 8,249,360
4.00%, 1/25/2051 5,586,648 5,965,919
4.50%, 1/25/2051 25,000 27,092
2.00%, 2/25/2051 21,075,000 21,850,467
2.50%, 2/25/2051 4,275,000 4,497,929
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 420 445
Pool# 457801
7.00%, 8/15/2028 1,960 2,148
Pool# 486936
6.50%, 2/15/2029 935 1,073
Pool# 502969
6.00%, 3/15/2029 2,884 3,249
Pool# 487053
7.00%, 3/15/2029 903 1,001
Pool# 781014
6.00%, 4/15/2029 2,120 2,519
Pool# 509099
7.00%, 6/15/2029 2,908 2,995
Pool# 470643
7.00%, 7/15/2029 7,643 7,874
Pool# 434505
7.50%, 8/15/2029 50 51
Pool# 416538
7.00%, 10/15/2029 60 60
Pool# 781124
7.00%, 12/15/2029 6,630 7,780
Pool# 507396
7.50%, 9/15/2030 37,337 39,073
Pool# 531352
7.50%, 9/15/2030 2,357 2,439
Pool# 536334
7.50%, 10/15/2030 167 172
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 540659
7.00%, 1/15/2031 771 782
Pool# 486019
7.50%, 1/15/2031 859 897
Pool# 535388
7.50%, 1/15/2031 528 539
Pool# 528589
6.50%, 3/15/2031 18,710 20,779
Pool# 508473
7.50%, 4/15/2031 3,624 3,922
Pool# 544470
8.00%, 4/15/2031 2,121 2,130
Pool# 781287
7.00%, 5/15/2031 3,102 3,676
Pool# 781319
7.00%, 7/15/2031 947 1,141
Pool# 485879
7.00%, 8/15/2031 6,895 7,854
Pool# 572554
6.50%, 9/15/2031 41,190 46,648
Pool# 781328
7.00%, 9/15/2031 3,070 3,611
Pool# 550991
6.50%, 10/15/2031 501 560
Pool# 571267
7.00%, 10/15/2031 985 1,134
Pool# 555171
6.50%, 12/15/2031 1,216 1,351
Pool# 781380
7.50%, 12/15/2031 983 1,185
Pool# 781481
7.50%, 1/15/2032 4,398 5,363
Pool# 580972
6.50%, 2/15/2032 175 198
Pool# 781401
7.50%, 2/15/2032 2,973 3,591
Pool# 781916
6.50%, 3/15/2032 45,798 53,115
Pool# 552474
7.00%, 3/15/2032 4,529 5,288
Pool# 781478
7.50%, 3/15/2032 1,792 2,177
Pool# 781429
8.00%, 3/15/2032 3,066 3,625
Pool# 781431
7.00%, 4/15/2032 11,894 14,326
Pool# 552616
7.00%, 6/15/2032 37,041 42,978
Pool# 570022
7.00%, 7/15/2032 13,891 16,453
Pool# 595077
6.00%, 10/15/2032 6,051 7,275
Pool# 552903
6.50%, 11/15/2032 92,346 105,400
Pool# 552952
6.00%, 12/15/2032 5,053 5,834
Pool# 602102
6.00%, 2/15/2033 14,472 16,283
Pool# 588192
6.00%, 2/15/2033 4,005 4,534

68 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 553144
5.50%, 4/15/2033 17,958 20,759
Pool# 604243
6.00%, 4/15/2033 8,469 10,228
Pool# 611526
6.00%, 5/15/2033 8,117 9,121
Pool# 553320
6.00%, 6/15/2033 22,226 26,885
Pool# 573916
6.00%, 11/15/2033 32,877 36,984
Pool# 604788
6.50%, 11/15/2033 53,786 60,373
Pool# 781688
6.00%, 12/15/2033 29,587 35,760
Pool# 604875
6.00%, 12/15/2033 25,089 30,306
Pool# 781690
6.00%, 12/15/2033 11,603 14,023
Pool# 781699
7.00%, 12/15/2033 3,964 4,583
Pool# 621856
6.00%, 1/15/2034 8,979 10,086
Pool# 564799
6.00%, 3/15/2034 23,072 25,956
Pool# 630038
6.50%, 8/15/2034 62,715 72,366
Pool# 781804
6.00%, 9/15/2034 33,924 41,025
Pool# 781847
6.00%, 12/15/2034 23,450 28,121
Pool# 486921
5.50%, 2/15/2035 10,184 11,877
Pool# 781902
6.00%, 2/15/2035 27,216 32,173
Pool# 781933
6.00%, 6/15/2035 3,342 4,007
Pool# 649513
5.50%, 10/15/2035 227,492 258,661
Pool# 649510
5.50%, 10/15/2035 114,067 132,915
Pool# 652207
5.50%, 3/15/2036 42,615 47,352
Pool# 655519
5.00%, 5/15/2036 19,862 21,892
Pool# 652539
5.00%, 5/15/2036 11,950 13,483
Pool# 606308
5.50%, 5/15/2036 9,808 11,002
Pool# 606314
5.50%, 5/15/2036 7,033 7,809
Pool# 657912
6.50%, 8/15/2036 4,512 5,011
Pool# 697957
4.50%, 3/15/2039 837,319 934,934
Pool# 704630
5.50%, 7/15/2039 40,769 47,291
Pool# 710724
4.50%, 8/15/2039 276,207 307,871
Pool# 722292
5.00%, 9/15/2039 464,936 527,086
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 782803
6.00%, 11/15/2039 271,249 319,825
Pool# 736666
4.50%, 4/15/2040 649,506 723,974
Pool# 733312
4.00%, 9/15/2040 66,520 74,982
Pool# 742235
4.00%, 12/15/2040 164,335 179,446
Pool# 759075
4.00%, 1/15/2041 147,281 166,084
Pool# 755958
4.00%, 1/15/2041 136,417 153,747
Pool# 755959
4.00%, 1/15/2041 131,474 148,147
Pool# 742244
4.00%, 1/15/2041 126,670 141,812
Pool# 753826
4.00%, 1/15/2041 63,528 71,545
Pool# 690662
4.00%, 1/15/2041 49,028 54,289
Pool# 719486
4.00%, 1/15/2041 14,890 15,840
Pool# 759207
4.00%, 2/15/2041 249,531 281,409
Pool# 757555
4.00%, 2/15/2041 27,614 30,094
Pool# 757557
4.00%, 2/15/2041 25,831 28,250
Pool# 738107
4.00%, 3/15/2041 314,816 347,037
Pool# 784637
4.00%, 8/15/2041 107,046 118,086
Pool# 778869
4.00%, 2/15/2042 178,497 196,769
Pool# 783745
3.50%, 3/15/2043 978,555 1,051,639
Pool# AD8789
3.50%, 3/15/2043 547,747 597,488
Pool# AD2254
3.50%, 3/15/2043 102,704 110,872
Pool# AA6403
3.00%, 5/15/2043 782,053 843,411
Pool# AD2411
3.50%, 5/15/2043 478,614 516,673
Pool# 783781
3.50%, 6/15/2043 369,772 397,391
Pool# 784015
3.00%, 7/15/2043 148,853 157,080
Pool# 784459
3.00%, 12/15/2046 362,763 380,005
Pool# 784293
3.00%, 12/15/2046 63,793 69,143
Pool# 784355
4.00%, 12/15/2046 177,463 191,117
Pool# 784500
3.00%, 2/15/2047 630,710 660,276
Pool# 784713
3.00%, 2/15/2047 144,795 151,882
Pool# 784458
3.50%, 12/15/2047 1,281,051 1,435,904

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 784747
4.00%, 5/15/2048 267,810 283,886
Pool# 784715
4.00%, 5/15/2048 191,094 202,287
Pool# 785073
4.00%, 9/15/2049 227,948 242,441
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 362,269 424,415
Pool# 4245
6.00%, 9/20/2038 136,290 158,126
Pool# 4559
5.00%, 10/20/2039 328,226 375,110
Pool# 4715
5.00%, 6/20/2040 83,425 95,396
Pool# 4747
5.00%, 7/20/2040 966,045 1,104,663
Pool# 4771
4.50%, 8/20/2040 822,645 916,445
Pool# 4802
5.00%, 9/20/2040 624,932 714,606
Pool# 4834
4.50%, 10/20/2040 209,861 233,790
Pool# 737727
4.00%, 12/20/2040 1,147,588 1,300,747
Pool# 737730
4.00%, 12/20/2040 360,944 409,297
Pool# 4923
4.50%, 1/20/2041 330,082 372,568
Pool# 4978
4.50%, 3/20/2041 47,640 53,073
Pool# 5017
4.50%, 4/20/2041 500,754 557,857
Pool# 5056
5.00%, 5/20/2041 156,680 179,165
Pool# 5082
4.50%, 6/20/2041 190,696 212,433
Pool# 5175
4.50%, 9/20/2041 217,291 242,072
Pool# 675523
3.50%, 3/20/2042 235,166 260,227
Pool# 5332
4.00%, 3/20/2042 219,363 242,366
Pool# MA0392
3.50%, 9/20/2042 2,007,498 2,185,879
Pool# MA0462
3.50%, 10/20/2042 1,594,557 1,736,125
Pool# MA0534
3.50%, 11/20/2042 3,589,475 3,907,789
Pool# MA0625
3.50%, 12/20/2042 744,686 810,760
Pool# MA0698
3.00%, 1/20/2043 813,542 871,799
Pool# MA0852
3.50%, 3/20/2043 821,279 894,134
Pool# MA0934
3.50%, 4/20/2043 759,221 826,633
Pool# AF1001
3.50%, 6/20/2043 576,262 644,727
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA1376
4.00%, 10/20/2043 363,939 402,175
Pool# AJ9335
3.50%, 10/20/2044 74,291 82,207
Pool# MA2754
3.50%, 4/20/2045 629,959 676,362
Pool# MA2824
2.50%, 5/20/2045 629,495 673,980
Pool# MA2825
3.00%, 5/20/2045 1,337,755 1,430,277
Pool# AM4381
3.50%, 5/20/2045 708,022 760,542
Pool# MA2891
3.00%, 6/20/2045 2,272,858 2,433,260
Pool# MA2960
3.00%, 7/20/2045 762,499 812,732
Pool# 784156
4.00%, 8/20/2045 328,551 356,006
Pool# AO1103
3.50%, 9/20/2045 1,066,731 1,180,443
Pool# AO1099
3.50%, 9/20/2045 550,654 609,368
Pool# MA3106
4.00%, 9/20/2045 184,462 202,298
Pool# MA3172
3.00%, 10/20/2045 363,138 386,561
Pool# MA3173
3.50%, 10/20/2045 262,418 285,528
Pool# MA3174
4.00%, 10/20/2045 22,519 24,762
Pool# MA3243
3.00%, 11/20/2045 677,393 721,098
Pool# MA3244
3.50%, 11/20/2045 673,365 724,906
Pool# MA3309
3.00%, 12/20/2045 1,176,413 1,252,334
Pool# MA3310
3.50%, 12/20/2045 503,508 542,080
Pool# MA3377
4.00%, 1/20/2046 100,997 110,564
Pool# 784119
3.00%, 2/20/2046 1,297,790 1,384,106
Pool# MA3521
3.50%, 3/20/2046 1,836,511 1,982,590
Pool# MA3522
4.00%, 3/20/2046 683,469 749,881
Pool# MA3596
3.00%, 4/20/2046 518,815 552,351
Pool# MA3597
3.50%, 4/20/2046 528,546 571,098
Pool# MA3662
3.00%, 5/20/2046 1,039,600 1,107,607
Pool# MA3735
3.00%, 6/20/2046 1,187,444 1,265,268
Pool# MA3736
3.50%, 6/20/2046 3,104,332 3,377,393
Pool# MA3804
4.00%, 7/20/2046 108,830 118,788
Pool# MA3873
3.00%, 8/20/2046 2,537,979 2,704,290

70 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3876
4.50%, 8/20/2046 105,897 117,949
Pool# MA3936
3.00%, 9/20/2046 2,032,654 2,165,950
Pool# MA3939
4.50%, 9/20/2046 16,113 17,949
Pool# MA4006
4.50%, 10/20/2046 316,653 352,734
Pool# MA4068
3.00%, 11/20/2046 378,489 403,314
Pool# MA4069
3.50%, 11/20/2046 39,982 43,117
Pool# MA4070
4.00%, 11/20/2046 67,261 73,413
Pool# MA4071
4.50%, 11/20/2046 23,244 25,889
Pool# MA4125
2.50%, 12/20/2046 198,471 211,285
Pool# MA4126
3.00%, 12/20/2046 3,803,390 4,052,885
Pool# MA4127
3.50%, 12/20/2046 897,475 962,367
Pool# MA4194
2.50%, 1/20/2047 779,578 829,840
Pool# MA4196
3.50%, 1/20/2047 248,784 267,389
Pool# MA4261
3.00%, 2/20/2047 951,035 1,012,293
Pool# MA4262
3.50%, 2/20/2047 3,835,758 4,120,846
Pool# MA4264
4.50%, 2/20/2047 28,084 30,803
Pool# MA4321
3.50%, 3/20/2047 1,995,206 2,141,557
Pool# AZ1974
3.50%, 4/20/2047 385,716 426,832
Pool# MA4382
3.50%, 4/20/2047 346,625 371,825
Pool# MA4383
4.00%, 4/20/2047 1,742,880 1,887,656
Pool# MA4384
4.50%, 4/20/2047 39,598 43,211
Pool# MA4509
3.00%, 6/20/2047 362,882 385,553
Pool# MA4511
4.00%, 6/20/2047 797,290 860,423
Pool# MA4512
4.50%, 6/20/2047 89,470 97,334
Pool# MA4585
3.00%, 7/20/2047 68,470 72,693
Pool# MA4587
4.00%, 7/20/2047 2,526,361 2,720,704
Pool# MA4652
3.50%, 8/20/2047 814,446 872,759
Pool# BC1888
3.50%, 8/20/2047 614,973 677,651
Pool# 784471
3.50%, 8/20/2047 573,606 616,608
Pool# MA4653
4.00%, 8/20/2047 124,014 133,797
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784408
3.50%, 10/20/2047 256,483 275,691
Pool# MA4780
4.50%, 10/20/2047 31,835 34,581
Pool# MA4836
3.00%, 11/20/2047 730,769 774,911
Pool# MA4837
3.50%, 11/20/2047 738,990 791,444
Pool# MA4838
4.00%, 11/20/2047 3,431,567 3,705,510
Pool# MA4899
3.00%, 12/20/2047 577,639 610,422
Pool# MA4900
3.50%, 12/20/2047 535,575 572,929
Pool# 784421
3.50%, 12/20/2047 365,147 392,496
Pool# MA4961
3.00%, 1/20/2048 1,082,128 1,146,877
Pool# MA4962
3.50%, 1/20/2048 1,038,035 1,116,178
Pool# MA5018
3.00%, 2/20/2048 276,642 289,454
Pool# MA5019
3.50%, 2/20/2048 56,780 60,920
Pool# MA5078
4.00%, 3/20/2048 2,173,481 2,341,492
Pool# 784480
3.50%, 4/20/2048 471,846 507,224
Pool# 784479
3.50%, 4/20/2048 311,982 335,373
Pool# 784481
3.50%, 4/20/2048 155,060 171,711
Pool# MA5137
4.00%, 4/20/2048 835,827 896,988
Pool# BD4034
4.00%, 4/20/2048 220,241 240,646
Pool# MA5138
4.50%, 4/20/2048 337,938 365,680
Pool# MA5192
4.00%, 5/20/2048 1,487,918 1,600,444
Pool# MA5265
4.50%, 6/20/2048 640,583 693,151
Pool# MA5331
4.50%, 7/20/2048 288,456 312,134
Pool# MA5398
4.00%, 8/20/2048 1,436,801 1,546,686
Pool# MA5399
4.50%, 8/20/2048 752,990 815,989
Pool# MA5466
4.00%, 9/20/2048 318,122 342,520
Pool# BJ2692
4.00%, 11/20/2048 158,115 168,680
Pool# MA5597
5.00%, 11/20/2048 30,385 33,225
Pool# MA5652
4.50%, 12/20/2048 370,490 400,916
Pool# 784656
4.50%, 12/20/2048 350,041 375,430
Pool# BK2856
4.50%, 12/20/2048 48,787 52,692

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5653
5.00%, 12/20/2048 86,913 95,041
Pool# MA5712
5.00%, 1/20/2049 335,399 366,769
Pool# MA5818
4.50%, 3/20/2049 268,983 291,042
Pool# MA5878
5.00%, 4/20/2049 34,234 37,492
Pool# MA5987
4.50%, 6/20/2049 1,648,962 1,782,900
Pool# MA6041
4.50%, 7/20/2049 480,508 519,505
Pool# MA6092
4.50%, 8/20/2049 204,757 220,766
Pool# MA6153
3.00%, 9/20/2049 329,790 344,939
Pool# MA6409
3.00%, 1/20/2050 2,239,012 2,348,453
Pool# MA6474
3.00%, 2/20/2050 2,315,993 2,422,463
Pool# MA6542
3.50%, 3/20/2050 708,389 751,298
Pool# MA6657
3.50%, 5/20/2050 1,123,486 1,191,087
Pool# MA6710
3.00%, 6/20/2050 7,556,168 7,907,500
Pool# BW4732
2.50%, 8/20/2050 1,701,421 1,802,045
Pool# BW6206
2.50%, 8/20/2050 1,460,143 1,546,530
Pool# MA6820
3.00%, 8/20/2050 1,429,461 1,502,767
Pool# MA6821
3.50%, 8/20/2050 1,521,951 1,613,745
Pool# BW4741
2.50%, 9/20/2050 1,562,679 1,655,020
Pool# BY0805
2.50%, 9/20/2050 993,925 1,052,753
Pool# BY0776
2.50%, 9/20/2050 986,555 1,044,939
GNMA TBA
2.50%, 1/15/2051 10,628,000 11,248,664
3.00%, 1/15/2051 6,053,000 6,328,871
3.50%, 1/15/2051 2,466,750 2,614,196
4.00%, 1/15/2051 514,000 544,537
4.50%, 1/15/2051 575,000 632,919
Total Mortgage-Backed Securities
(cost $647,845,773)
670,138,557
Municipal Bonds 0.7%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 167,403
Bay Area Toll Authority, RB
Series F-1, 2.57%,
4/1/2031 60,000 64,705
Municipal Bonds
Principal
Amount ($) Value ($)
California
Bay Area Toll Authority, RB
(continued)
Series F-2, 6.26%,
4/1/2049 250,000 430,643
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 96,120
City of San Francisco
California Public Utilities
Commission Water
Revenue, RB, Series B,
6.00%, 11/1/2040 100,000 140,959
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 539,118
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 127,353
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 350,234
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 631,755
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 156,293
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 256,224
State of California, GO
7.55%, 4/1/2039 1,410,000 2,475,678
7.63%, 3/1/2040 425,000 737,600
University of California, RB
Series AB, 3.35%, 7/1/2029 200,000 230,628
Series F, 5.95%, 5/15/2045 300,000 435,855
Series H, 6.55%, 5/15/2048 150,000 243,449
Series F, 6.58%, 5/15/2049 200,000 323,796
Series N, 3.26%, 5/15/2060 230,000 258,695
Series AQ, 4.77%,
5/15/2115 150,000 210,520
7,877,028
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 698,790
Florida 0.0%
†
State Board of Administration
Finance Corp., RB
Series A, 1.26%, 7/1/2025 95,000 97,177
Series A, 2.15%, 7/1/2030 105,000 110,483
207,660

72 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 490,000 757,364
Illinois 0.1%
Chicago Transit Authority, RB,
Series A, 6.90%, 12/1/2040 300,000 433,788
State of Illinois, GO
4.95%, 6/1/2023 113,455 116,255
5.10%, 6/1/2033 945,000 1,017,018
1,567,061
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 125,000 161,114
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 737,880
New Jersey Transportation
Trust Fund Authority,
RB, 4.13%, 6/15/2042 30,000 31,076
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 346,288
1,276,358
New York 0.1%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 735,995
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 456,315
New York City Transitional
Finance Authority, RB,
Series B, 5.57%, 11/1/2038 500,000 680,255
New York State Dormitory
Authority, RB, 5.63%,
3/15/2039 250,000 335,978
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 620,000 826,764
3,035,307
Ohio 0.0%
†
American Municipal Power
Inc., RB, Series E, 6.27%,
2/15/2050 165,000 234,282
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 128,169
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 207,604
570,055
Municipal Bonds
Principal
Amount ($) Value ($)
South Carolina 0.0%
†
South Carolina State Public
Service Authority, RB,
Series C, 6.45%, 1/1/2050 100,000 165,837
Texas 0.1%
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 305,516
Dallas-Fort Worth International
Airport, RB, Series C,
2.92%, 11/1/2050 100,000 102,762
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 47,061
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 446,330
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 150,000 193,431
University of Texas System,
RB
Series A, 5.26%, 7/1/2039 260,000 375,339
Series C, 4.79%, 8/15/2046 200,000 274,146
1,744,585
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 89,098
Washington 0.0%
†
State of Washington Motor
Vehicle Fuel Tax, GO,
Series F, 5.14%, 8/1/2040 200,000 280,790
Total Municipal Bonds
(cost $13,597,570)
18,269,933
Supranational 1.2%
African Development Bank
0.75%, 4/3/2023(b) 1,000,000 1,011,822
3.00%, 9/20/2023 500,000 537,007
Asian Development Bank
2.00%, 2/16/2022 1,000,000 1,020,141
1.88%, 2/18/2022 500,000 509,352
1.88%, 7/19/2022 500,000 512,851
1.75%, 9/13/2022 1,000,000 1,025,967
2.75%, 3/17/2023 1,000,000 1,055,717
2.63%, 1/30/2024 1,000,000 1,072,081
1.50%, 10/18/2024 500,000 521,786
0.63%, 4/29/2025 1,000,000 1,009,520
1.88%, 1/24/2030 500,000 538,195
Corp. Andina de Fomento,
4.38%, 6/15/2022 350,000 368,204
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 1,045,322
European Investment Bank
2.25%, 3/15/2022(b) 500,000 512,413
2.63%, 5/20/2022 1,000,000 1,033,681

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 73
Supranational
Principal
Amount ($) Value ($)
2.50%, 3/15/2023(b) 500,000 525,303
1.38%, 5/15/2023(b) 3,000,000 3,083,059
2.38%, 5/24/2027(b) 2,000,000 2,208,039
Inter-American Development
Bank
1.75%, 4/14/2022 500,000 510,050
2.50%, 1/18/2023(b) 2,000,000 2,093,180
2.63%, 1/16/2024 1,000,000 1,070,480
1.75%, 3/14/2025 500,000 527,892
0.63%, 7/15/2025 1,000,000 1,007,921
2.00%, 7/23/2026 1,000,000 1,075,792
2.25%, 6/18/2029 250,000 275,624
International Bank for
Reconstruction &
Development
2.00%, 1/26/2022 750,000 764,310
1.63%, 2/10/2022 500,000 507,955
2.13%, 7/1/2022 500,000 514,456
7.63%, 1/19/2023 973,000 1,118,894
1.88%, 6/19/2023 1,000,000 1,040,616
3.00%, 9/27/2023 750,000 805,833
2.50%, 11/22/2027(b) 1,000,000 1,114,608
0.88%, 5/14/2030 1,000,000 989,145
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 532,788
Total Supranational
(cost $30,479,966)
31,540,004
U.S. Government Agency Securities 1.4%
FFCB, 2.85%, 9/20/2021 945,000 963,778
FHLB
3.63%, 6/11/2021 3,500,000 3,554,255
3.00%, 12/9/2022 1,535,000 1,620,938
2.75%, 12/13/2024 1,000,000 1,095,070
5.50%, 7/15/2036 1,500,000 2,314,945
FHLMC
0.13%, 7/25/2022 3,325,000 3,325,697
0.25%, 6/26/2023 2,700,000 2,705,692
0.25%, 8/24/2023 3,535,000 3,540,348
0.25%, 12/4/2023 1,030,000 1,030,941
0.38%, 7/21/2025(b) 1,165,000 1,165,366
6.75%, 9/15/2029 557,000 835,880
6.25%, 7/15/2032 1,245,000 1,922,396
FNMA
2.63%, 1/11/2022 1,055,000 1,081,990
2.38%, 1/19/2023 490,000 512,415
0.50%, 6/17/2025 1,000,000 1,005,095
6.25%, 5/15/2029 2,500,000 3,564,144
7.25%, 5/15/2030 2,000,000 3,096,952
0.88%, 8/5/2030 440,000 431,878
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 750,985
Total U.S. Government Agency Securities
(cost $32,296,098)
34,518,765
U.S. Treasury Obligations 36.8%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
7.63%, 11/15/2022 (b) 2,000,000 2,280,234
6.25%, 8/15/2023 6,000,000 6,959,062
6.88%, 8/15/2025 (b) 449,000 583,875
6.00%, 2/15/2026 4,042,000 5,198,391
6.50%, 11/15/2026 (b) 3,000,000 4,046,016
5.50%, 8/15/2028 4,000,000 5,428,125
5.38%, 2/15/2031 (b) 3,000,000 4,310,273
4.75%, 2/15/2037 (b) 3,209,600 4,887,744
5.00%, 5/15/2037 305,000 477,528
4.38%, 2/15/2038 (b) 250,000 371,230
4.25%, 5/15/2039 1,500,000 2,223,164
4.50%, 8/15/2039 (b) 1,080,000 1,650,291
4.38%, 11/15/2039 300,000 453,082
3.88%, 8/15/2040 1,000,000 1,431,172
1.38%, 11/15/2040 (b) 4,500,000 4,441,641
4.25%, 11/15/2040 1,400,000 2,099,891
4.75%, 2/15/2041 2,000,000 3,190,469
3.75%, 8/15/2041 4,900,000 6,952,258
3.13%, 11/15/2041 7,100,000 9,271,047
3.13%, 2/15/2042 1,000,000 1,309,141
3.00%, 5/15/2042 (b) 1,000,000 1,284,023
2.75%, 8/15/2042 7,200,000 8,911,406
2.75%, 11/15/2042 1,500,000 1,855,254
3.13%, 2/15/2043 4,050,000 5,303,127
2.88%, 5/15/2043 5,350,000 6,751,867
3.63%, 2/15/2044 5,000,000 7,068,164
3.38%, 5/15/2044 4,000,000 5,460,625
3.13%, 8/15/2044 5,700,000 7,504,184
3.00%, 11/15/2044 5,500,000 7,105,313
2.50%, 2/15/2045 12,500,000 14,878,906
3.00%, 5/15/2045 5,500,000 7,122,930
2.88%, 8/15/2045 3,300,000 4,190,871
3.00%, 11/15/2045 (b) 7,600,000 9,871,984
2.50%, 2/15/2046 7,000,000 8,346,680
2.50%, 5/15/2046 3,000,000 3,577,031
2.88%, 11/15/2046 6,000,000 7,650,937
3.00%, 2/15/2047 2,000,000 2,610,156
3.00%, 5/15/2047 3,500,000 4,574,746
2.75%, 8/15/2047 2,500,000 3,128,125
2.75%, 11/15/2047 4,200,000 5,260,336
3.00%, 2/15/2048 5,000,000 6,550,977
3.38%, 11/15/2048 5,500,000 7,710,312
2.88%, 5/15/2049 5,000,000 6,442,578
2.25%, 8/15/2049 3,000,000 3,426,094
2.38%, 11/15/2049 (b) 1,800,000 2,110,148
2.00%, 2/15/2050 500,000 541,895
1.25%, 5/15/2050 1,700,000 1,538,766
1.38%, 8/15/2050 (b) 5,000,000 4,671,875
1.63%, 11/15/2050 4,600,000 4,572,688
U.S. Treasury Notes
1.75%, 2/28/2022 3,000,000 3,056,719
1.88%, 2/28/2022 8,000,000 8,162,500
1.75%, 3/31/2022 20,500,000 20,916,406
1.88%, 3/31/2022 15,000,000 15,328,125
1.88%, 4/30/2022 (b) 2,500,000 2,558,203
1.75%, 5/15/2022 4,000,000 4,089,062
1.75%, 5/31/2022 17,000,000 17,391,133
2.13%, 6/30/2022 3,500,000 3,604,590
1.50%, 8/15/2022 30,000,000 30,666,797
1.75%, 9/30/2022 (b) 20,500,000 21,078,164

74 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.88%, 10/31/2022 6,000,000 6,191,484
2.00%, 10/31/2022 5,000,000 5,170,703
1.63%, 11/15/2022 1,300,000 1,336,156
0.13%, 11/30/2022 15,000,000 15,001,172
2.00%, 11/30/2022 8,500,000 8,804,141
2.13%, 12/31/2022 (b) 10,000,000 10,397,266
1.75%, 1/31/2023 7,600,000 7,855,313
2.00%, 2/15/2023 6,000,000 6,235,781
1.50%, 2/28/2023 7,000,000 7,205,625
2.63%, 2/28/2023 (b) 5,000,000 5,267,773
1.50%, 3/31/2023 3,900,000 4,018,523
2.75%, 4/30/2023 5,000,000 5,301,953
1.75%, 5/15/2023 (b) 1,000,000 1,037,969
1.63%, 5/31/2023 2,000,000 2,071,172
2.75%, 8/31/2023 7,000,000 7,481,523
1.38%, 9/30/2023 (b) 3,500,000 3,617,441
2.88%, 10/31/2023 5,000,000 5,382,031
2.75%, 11/15/2023 3,500,000 3,759,355
2.13%, 11/30/2023 (b) 11,500,000 12,157,656
2.25%, 12/31/2023 (b) 4,000,000 4,249,219
2.63%, 12/31/2023 8,000,000 8,585,625
2.25%, 1/31/2024 5,500,000 5,850,840
2.50%, 1/31/2024 9,000,000 9,641,602
2.75%, 2/15/2024 2,500,000 2,700,195
2.00%, 4/30/2024 10,000,000 10,598,047
2.50%, 5/15/2024 7,000,000 7,542,227
2.00%, 5/31/2024 (b) 3,800,000 4,032,305
1.75%, 6/30/2024 6,000,000 6,322,734
2.13%, 7/31/2024 6,500,000 6,943,320
2.38%, 8/15/2024 24,353,000 26,244,163
1.50%, 9/30/2024 (b) 14,000,000 14,658,438
2.13%, 9/30/2024 (b) 9,000,000 9,632,813
1.50%, 10/31/2024 (b) 5,000,000 5,239,648
2.25%, 11/15/2024 7,550,000 8,132,176
2.13%, 11/30/2024 3,800,000 4,076,539
2.25%, 12/31/2024 (b) 5,000,000 5,395,312
2.00%, 2/15/2025 18,700,000 20,018,496
2.63%, 3/31/2025 4,300,000 4,723,617
2.13%, 5/15/2025 8,300,000 8,956,867
0.25%, 5/31/2025 7,500,000 7,484,473
0.25%, 7/31/2025 15,000,000 14,953,125
2.88%, 7/31/2025 (b) 6,500,000 7,254,355
2.00%, 8/15/2025 21,000,000 22,615,195
0.25%, 8/31/2025 4,000,000 3,986,250
2.75%, 8/31/2025 4,000,000 4,446,719
0.25%, 9/30/2025 (b) 8,000,000 7,968,125
0.25%, 10/31/2025 (b) 8,000,000 7,963,750
2.25%, 11/15/2025 8,500,000 9,280,273
0.38%, 11/30/2025 (b) 15,200,000 15,217,813
1.63%, 2/15/2026 8,500,000 9,038,555
1.50%, 8/15/2026 (b) 9,700,000 10,268,359
1.38%, 8/31/2026 4,500,000 4,732,031
1.63%, 9/30/2026 10,000,000 10,657,813
1.63%, 10/31/2026 (b) 8,000,000 8,529,375
2.25%, 2/15/2027 1,200,000 1,326,000
2.38%, 5/15/2027 (b) 5,700,000 6,355,723
0.50%, 5/31/2027 1,000,000 996,094
2.25%, 8/15/2027 8,300,000 9,199,707
0.50%, 8/31/2027 8,000,000 7,948,125
2.25%, 11/15/2027 12,890,000 14,306,893
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.63%, 11/30/2027 (b) 10,500,000 10,493,438
2.75%, 2/15/2028 11,000,000 12,608,750
2.88%, 5/15/2028 10,000,000 11,580,859
2.88%, 8/15/2028 11,500,000 13,352,129
3.13%, 11/15/2028 7,000,000 8,283,789
2.63%, 2/15/2029 (b) 8,772,000 10,064,842
2.38%, 5/15/2029 5,700,000 6,438,328
1.63%, 8/15/2029 (b) 3,000,000 3,207,422
1.75%, 11/15/2029 (b) 4,000,000 4,320,469
0.63%, 5/15/2030 4,800,000 4,689,750
0.63%, 8/15/2030 10,000,000 9,743,750
0.88%, 11/15/2030 (b) 4,000,000 3,984,375
Total U.S. Treasury Obligations
(cost $857,848,625)
929,572,205
Repurchase Agreements 2.5%
BofA Securities, Inc.
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $2,000,018,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.00%, maturing
12/25/2029 - 8/25/2050;
total market value
$2,040,000. (h)(i) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $8,457,532,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $8,626,605. (h)(i) 8,457,456 8,457,456
CF Secured, LLC
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $5,000,045,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$5,100,049. (h)(i) 5,000,000 5,000,000

NVIT Bond Index Fund - December 31, 2020 - Statement of Investments - 75
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Bank plc
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $33,900,377,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$34,591,934. (h)(i) 33,900,000 33,900,000
NatWest Markets Securities,
Inc.
0.08%, dated 12/28/2020,
due 1/4/2021, repurchase
price $5,000,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.00%, maturing
1/15/2021 - 7/15/2030;
total market value
$5,100,081. (h)(i) 5,000,000 5,000,000
Pershing LLC
0.12%, dated 12/31/2020,
due 1/4/2021, repurchase
price $8,000,107,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$8,160,000. (h)(i) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $62,357,456)
62,357,456
Total Investments Before TBA Sale
Commitments
(cost $2,373,655,238) — 101.7% 2,565,274,541
TBA Sale Commitments 0.0%
†
Mortgage-Backed Securities 0.0%
GNMA TBA
5.00%, 1/15/2051 (74,000)
(80,782)
Total TBA Sale Commitment
$(80,975) )
(80,782)
Total Investments
(cost $2,373,574,263) — 101.7%
2,565,193,759
Liabilities in excess of other
assets — (1.7)% (43,135,293)
NET ASSETS — 100.0%
$ 2,522,058,466
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2020.
(b) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $287,222,326, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $62,357,456 and by
$232,205,614 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.13%, and maturity dates ranging from 1/7/2021 –
11/15/2050, a total value of $294,563,070.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2020.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2020.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $16,930,711 which represents 0.67% of net assets.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$62,357,456.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.

76 - Statement of Investments - December 31, 2020 - NVIT Bond Index Fund
ACES Alternative Credit Enhancement Services
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT International Index Fund - December 31, 2020 - Statement of Investments - 77
Common Stocks 99.1%
Shares Value ($)
AUSTRALIA 7.9%
Airlines 0.0%
†
Qantas Airways Ltd. 102,103 382,287
Banks 1.7%
Australia & New Zealand
Banking Group Ltd. 354,165 6,206,108
Commonwealth Bank of
Australia 220,312 13,960,989
National Australia Bank Ltd. 408,295 7,123,235
Westpac Banking Corp. 452,012 6,744,213
34,034,545
Beverages 0.1%
Coca-Cola Amatil Ltd. 58,517 583,596
Treasury Wine Estates Ltd. 89,903 652,154
1,235,750
Biotechnology 0.6%
CSL Ltd.(a) 56,433 12,331,037
Capital Markets 0.3%
ASX Ltd. 24,524 1,362,275
Macquarie Group Ltd. 43,202 4,616,248
Magellan Financial Group
Ltd. 15,563 647,903
6,626,426
Chemicals 0.0%
†
Orica Ltd. 50,673 592,614
Commercial Services & Supplies 0.1%
Brambles Ltd. 184,763 1,513,722
Construction & Engineering 0.0%
†
CIMIC Group Ltd.* 10,069 189,395
Diversified Financial Services 0.0%
†
AMP Ltd. 412,538 496,514
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 529,166 1,216,717
TPG Telecom Ltd.*(a) 39,729 221,351
1,438,068
Electric Utilities 0.0%
†
AusNet Services 229,923 312,550
Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus 139,377 1,015,464
Goodman Group 209,189 3,051,499
GPT Group (The) 247,625 859,842
Mirvac Group 499,382 1,017,493
Scentre Group 665,962 1,429,318
Stockland 291,193 939,293
Vicinity Centres 451,549 559,564
8,872,473
Food & Staples Retailing 0.4%
Coles Group Ltd. 169,572 2,372,597
Woolworths Group Ltd. 156,874 4,757,734
7,130,331
Gas Utilities 0.1%
APA Group 149,161 1,110,593
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 8,150 1,188,446
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 23,217 1,113,799
Common Stocks
Shares Value ($)
AUSTRALIA
Health Care Providers & Services
Sonic Healthcare Ltd. 57,371 1,425,147
2,538,946
Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. 72,408 1,732,773
Crown Resorts Ltd.(a) 43,675 324,539
Tabcorp Holdings Ltd. 261,447 786,849
2,844,161
Insurance 0.2%
Insurance Australia Group
Ltd. 293,785 1,065,890
Medibank Pvt Ltd. 317,030 736,105
QBE Insurance Group Ltd. 187,026 1,231,249
Suncorp Group Ltd. 160,295 1,205,231
4,238,475
Interactive Media & Services 0.1%
REA Group Ltd.(a) 6,874 789,593
SEEK Ltd. 40,571 893,232
1,682,825
IT Services 0.2%
Afterpay Ltd.* 27,151 2,489,087
Computershare Ltd. 65,222 734,388
3,223,475
Metals & Mining 2.4%
BHP Group Ltd. 366,621 11,944,107
BHP Group plc 264,408 6,968,157
BlueScope Steel Ltd. 63,796 862,027
Evolution Mining Ltd.(a) 205,834 782,235
Fortescue Metals Group Ltd. 208,264 3,765,484
Glencore plc* 1,237,077 3,946,149
Newcrest Mining Ltd. 102,703 2,045,945
Northern Star Resources Ltd. 94,077 910,278
Rio Tinto Ltd. 45,930 4,034,253
Rio Tinto plc 139,640 10,448,405
South32 Ltd. 605,914 1,155,332
46,862,372
Multiline Retail 0.3%
Wesfarmers Ltd. 141,435 5,499,742
Multi-Utilities 0.0%
†
AGL Energy Ltd. 76,700 707,212
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 30,859 676,789
Oil Search Ltd.(a) 235,941 675,183
Origin Energy Ltd. 223,889 822,848
Santos Ltd. 225,087 1,088,565
Washington H Soul Pattinson
& Co. Ltd.(a) 10,720 248,928
Woodside Petroleum Ltd. 119,786 2,100,802
5,613,115
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 81,891 827,898
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 242,929 731,093
Software 0.0%
†
WiseTech Global Ltd. 15,888 376,143
Transportation Infrastructure 0.2%
Sydney Airport* 168,097 831,313

78 - Statement of Investments - December 31, 2020 - NVIT International Index Fund
Common Stocks
Shares Value ($)
AUSTRALIA
Transportation Infrastructure
Transurban Group 339,001 3,573,428
4,404,741
157,004,949
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 34,513 1,041,955
Raiffeisen Bank International
AG* 16,664 336,558
1,378,513
Electric Utilities 0.0%
†
Verbund AG 8,656 740,611
Metals & Mining 0.0%
†
voestalpine AG(a) 15,613 561,579
Oil, Gas & Consumable Fuels 0.1%
OMV AG 18,678 754,056
3,434,759
BELGIUM 0.9%
Banks 0.1%
KBC Group NV 30,412 2,131,495
Beverages 0.4%
Anheuser-Busch InBev SA/
NV 95,253 6,656,518
Biotechnology 0.0%
†
Galapagos NV* 5,343 525,741
Chemicals 0.1%
Solvay SA 9,500 1,125,840
Umicore SA(a) 25,058 1,203,767
2,329,607
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 9,391 947,621
Groupe Bruxelles Lambert
SA 4,876 497,222
Sofina SA 1,846 625,075
2,069,918
Diversified Telecommunication Services 0.0%
†
Proximus SADP 20,547 407,527
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 3,487 415,535
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 7,190 426,008
Insurance 0.1%
Ageas SA/NV 21,353 1,138,058
Pharmaceuticals 0.1%
UCB SA 16,072 1,661,227
17,761,634
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 22,508 934,426
Common Stocks
Shares Value ($)
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 49,511 975,920
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 470,500 1,429,856
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(a)(b) 215,200 711,406
Food Products 0.1%
Wilmar International Ltd. 248,694 875,691
Internet & Direct Marketing Retail 0.3%
Prosus NV* 61,032 6,565,416
Real Estate Management & Development 0.0%
†
ESR Cayman Ltd. Reg. S*(b) 211,600 760,500
10,342,869
DENMARK 2.5%
Air Freight & Logistics 0.2%
DSV Panalpina A/S 25,646 4,291,993
Banks 0.1%
Danske Bank A/S* 87,682 1,454,071
Beverages 0.1%
Carlsberg A/S, Class B 12,973 2,079,807
Biotechnology 0.2%
Genmab A/S* 8,027 3,246,774
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 1,014 379,696
Chemicals 0.1%
Chr Hansen Holding A/S* 13,409 1,379,634
Novozymes A/S, Class B 25,796 1,480,454
2,860,088
Electric Utilities 0.2%
Orsted A/S Reg. S(b) 23,524 4,811,241
Electrical Equipment 0.3%
Vestas Wind Systems A/S 24,693 5,844,185
Health Care Equipment & Supplies 0.3%
Ambu A/S, Class B 20,226 873,313
Coloplast A/S, Class B 15,102 2,307,010
Demant A/S* 12,491 493,087
GN Store Nord A/S 16,277 1,293,645
4,967,055
Insurance 0.0%
†
Tryg A/S 14,090 444,406
Marine 0.1%
AP Moller - Maersk A/S,
Class A 384 796,846
AP Moller - Maersk A/S,
Class B 763 1,701,439
2,498,285
Pharmaceuticals 0.8%
H Lundbeck A/S 8,050 275,755

NVIT International Index Fund - December 31, 2020 - Statement of Investments - 79
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals
Novo Nordisk A/S, Class B 214,301 14,989,388
15,265,143
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 12,932 1,444,743
49,587,487
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 400,886 3,273,360
Communications Equipment 0.1%
Nokia OYJ* 695,224 2,651,430
Diversified Telecommunication Services 0.1%
Elisa OYJ 18,081 987,019
Electric Utilities 0.1%
Fortum OYJ 55,741 1,340,916
Food & Staples Retailing 0.0%
†
Kesko OYJ, Class B 34,359 882,826
Insurance 0.1%
Sampo OYJ, Class A 57,705 2,447,234
Machinery 0.2%
Kone OYJ, Class B 42,211 3,425,406
Wartsila OYJ Abp 56,217 559,317
3,984,723
Oil, Gas & Consumable Fuels 0.2%
Neste OYJ 52,380 3,783,901
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 73,953 1,412,395
UPM- Kymmene OYJ 67,850 2,524,341
3,936,736
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 12,329 565,153
23,853,298
FRANCE 10.7%
Aerospace & Defense 0.8%
Airbus SE* 73,534 8,077,667
Dassault Aviation SA* 278 304,967
Safran SA* 39,880 5,655,799
Thales SA 13,545 1,240,760
15,279,193
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 20,818 2,671,758
Faurecia SE* 8,593 440,530
Valeo SA 29,773 1,175,851
4,288,139
Automobiles 0.2%
Peugeot SA*(a) 74,765 2,046,105
Renault SA*(a) 24,047 1,052,204
3,098,309
Banks 0.6%
BNP Paribas SA* 139,088 7,336,088
Credit Agricole SA* 145,915 1,842,521
Societe Generale SA* 103,058 2,146,928
11,325,537
Common Stocks
Shares Value ($)
FRANCE
Beverages 0.3%
Pernod Ricard SA 25,991 4,982,169
Remy Cointreau SA 2,674 496,993
5,479,162
Building Products 0.1%
Cie de Saint-Gobain 63,802 2,925,517
Capital Markets 0.0%
†
Amundi SA Reg. S*(b) 7,471 610,044
Natixis SA* 102,339 352,247
962,291
Chemicals 0.5%
Air Liquide SA 58,930 9,672,104
Arkema SA 8,767 1,002,094
10,674,198
Construction & Engineering 0.4%
Bouygues SA 28,788 1,184,384
Eiffage SA* 10,891 1,052,764
Vinci SA 64,561 6,423,909
8,661,057
Diversified Financial Services 0.0%
†
Eurazeo SE* 4,217 286,119
Wendel SE 2,947 352,895
639,014
Diversified Telecommunication Services 0.2%
Iliad SA 2,027 416,412
Orange SA 246,182 2,929,960
3,346,372
Electric Utilities 0.1%
Electricite de France SA 76,431 1,210,587
Electrical Equipment 0.6%
Legrand SA 32,826 2,929,823
Schneider Electric SE 67,045 9,697,757
12,627,580
Entertainment 0.2%
Bollore SA 115,816 478,929
Ubisoft Entertainment SA* 11,503 1,108,398
Vivendi SA 102,284 3,298,515
4,885,842
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 6,510 599,743
Gecina SA 5,521 852,541
Klepierre SA 22,902 515,256
Unibail - Rodamco -Westfield 17,591 1,388,749
3,356,289
Food & Staples Retailing 0.1%
Carrefour SA 76,966 1,319,712
Food Products 0.3%
Danone SA 77,166 5,071,809
Health Care Equipment & Supplies 0.0%
†
BioMerieux 4,979 702,145
Health Care Providers & Services 0.0%
†
Orpea SA* 6,511 858,062
Hotels, Restaurants & Leisure 0.1%
Accor SA* 23,781 866,370
La Francaise des Jeux
SAEM Reg. S(b) 9,606 439,234

80 - Statement of Investments - December 31, 2020 - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Hotels, Restaurants & Leisure
Sodexo SA 11,247 952,028
2,257,632
Household Durables 0.0%
†
SEB SA 2,667 485,820
Insurance 0.3%
AXA SA 241,097 5,784,127
CNP Assurances* 24,003 386,921
SCOR SE* 20,523 663,135
6,834,183
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,391 510,260
IT Services 0.5%
Atos SE* 12,427 1,136,364
Capgemini SE 20,451 3,171,360
Edenred 30,965 1,756,932
Worldline SA Reg. S*(b) 29,539 2,857,080
8,921,736
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 3,515 1,252,818
Machinery 0.1%
Alstom SA*(a) 31,740 1,799,940
Media 0.1%
Publicis Groupe SA 27,307 1,360,799
Multi-Utilities 0.3%
Engie SA* 225,821 3,457,599
Suez SA 41,504 822,694
Veolia Environnement SA 68,507 1,676,057
5,956,350
Oil, Gas & Consumable Fuels 0.7%
TOTAL SE 313,681 13,531,598
Personal Products 0.6%
L'Oreal SA 31,322 11,900,998
Pharmaceuticals 0.7%
Ipsen SA 5,106 424,540
Sanofi 140,767 13,600,983
14,025,523
Professional Services 0.2%
Bureau Veritas SA* 37,343 993,287
Teleperformance 7,182 2,381,642
3,374,929
Software 0.2%
Dassault Systemes SE 16,712 3,394,929
Textiles, Apparel & Luxury Goods 1.9%
EssilorLuxottica SA 35,513 5,558,289
Hermes International 3,935 4,231,523
Kering SA 9,370 6,811,968
LVMH Moet Hennessy Louis
Vuitton SE 34,550 21,587,899
38,189,679
Transportation Infrastructure 0.1%
Aeroports de Paris 3,812 494,838
Getlink SE* 55,934 969,556
1,464,394
211,972,403
Common Stocks
Shares Value ($)
GERMANY 9.3%
Aerospace & Defense 0.1%
MTU Aero Engines AG 6,749 1,758,455
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 123,874 6,130,241
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 33,579 443,798
Auto Components 0.1%
Continental AG 13,869 2,055,094
Automobiles 0.9%
Bayerische Motoren Werke
AG 41,012 3,619,968
Bayerische Motoren Werke
AG (Preference) 6,641 447,866
Daimler AG (Registered) 105,800 7,470,735
Porsche Automobil Holding
SE (Preference) 19,359 1,334,408
Volkswagen AG 4,089 849,946
Volkswagen AG (Preference) 23,027 4,290,165
18,013,088
Banks 0.0%
†
Commerzbank AG* 125,621 808,359
Capital Markets 0.3%
Deutsche Bank AG
(Registered)* 241,172 2,625,642
Deutsche Boerse AG 23,655 4,015,916
6,641,558
Chemicals 0.7%
BASF SE 114,113 9,010,926
Covestro AG Reg. S(b) 23,088 1,424,130
Evonik Industries AG 26,658 868,504
Fuchs Petrolub SE
(Preference) 9,360 531,325
LANXESS AG 10,547 808,779
Symrise AG 15,605 2,063,961
14,707,625
Construction & Engineering 0.0%
†
Hochtief AG 2,901 282,011
Construction Materials 0.1%
HeidelbergCement AG 18,917 1,415,045
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 413,612 7,558,609
Telefonica Deutschland
Holding AG 145,367 400,719
United Internet AG
(Registered) 12,388 522,012
8,481,340
Electrical Equipment 0.1%
Siemens Energy AG* 48,305 1,772,836
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 4,927 655,608
Sartorius AG (Preference) 4,521 1,894,937

NVIT International Index Fund - December 31, 2020 - Statement of Investments - 81
Common Stocks
Shares Value ($)
GERMANY
Health Care Equipment & Supplies
Siemens Healthineers AG
Reg. S(b) 34,056 1,743,550
4,294,095
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 27,090 2,259,548
Fresenius SE & Co. KGaA 51,043 2,358,597
4,618,145
Household Products 0.2%
Henkel AG & Co. KGaA 13,210 1,271,626
Henkel AG & Co. KGaA
(Preference) 21,775 2,453,696
3,725,322
Independent Power and Renewable Electricity Producers
0.1%
Uniper SE 24,425 842,756
Industrial Conglomerates 0.7%
Siemens AG (Registered) 95,207 13,626,649
Insurance 1.0%
Allianz SE (Registered) 51,776 12,668,137
Hannover Rueck SE 7,665 1,217,959
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 17,423 5,160,013
19,046,109
Interactive Media & Services 0.1%
Scout24 AG Reg. S(b) 13,678 1,120,516
Internet & Direct Marketing Retail 0.4%
Delivery Hero SE Reg. S*(b) 16,273 2,525,739
HelloFresh SE* 18,591 1,436,677
Just Eat Takeaway.com NV
Reg. S*(b) 15,428 1,739,125
Zalando SE Reg. S*(b) 19,286 2,148,835
7,850,376
IT Services 0.0%
†
Bechtle AG 3,434 748,890
Machinery 0.2%
GEA Group AG 20,204 722,934
KION Group AG 7,894 686,315
Knorr- Bremse AG 9,192 1,252,188
Rational AG 644 599,217
3,260,654
Multi-Utilities 0.3%
E.ON SE 276,733 3,064,817
RWE AG 79,390 3,353,095
6,417,912
Personal Products 0.1%
Beiersdorf AG 12,814 1,477,363
Pharmaceuticals 0.5%
Bayer AG (Registered) 121,908 7,165,475
Merck KGaA 16,430 2,816,324
9,981,799
Real Estate Management & Development 0.5%
Aroundtown SA 118,978 889,715
Deutsche Wohnen SE 43,441 2,319,007
LEG Immobilien AG 8,773 1,360,154
Common Stocks
Shares Value ($)
GERMANY
Real Estate Management & Development
Vonovia SE 64,246 4,684,946
9,253,822
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 161,613 6,202,167
Software 0.9%
Nemetschek SE 6,877 507,562
SAP SE 129,958 17,077,590
TeamViewer AG Reg. S*(b) 18,970 1,015,944
18,601,096
Textiles, Apparel & Luxury Goods 0.5%
adidas AG* 23,634 8,603,493
Puma SE* 12,355 1,393,021
9,996,514
Trading Companies & Distributors 0.1%
Brenntag AG 18,411 1,424,807
184,998,442
HONG KONG 2.8%
Banks 0.1%
Bank of East Asia Ltd. (The) 155,740 333,813
Hang Seng Bank Ltd. 97,200 1,679,548
2,013,361
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 228,000 638,049
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 149,900 8,244,556
Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd. 469,220 609,109
PCCW Ltd. 513,000 308,948
918,057
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 72,000 386,970
CLP Holdings Ltd. 209,000 1,934,772
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S(a) 314,000 309,044
Power Assets Holdings Ltd. 172,000 932,984
3,563,770
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 262,700 2,393,566
Food Products 0.1%
WH Group Ltd. Reg. S(b) 1,217,000 1,020,464
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd.(a) 1,293,587 1,935,470
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR 24,061 446,332
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 26,400 1,429,824
Jardine Matheson Holdings
Ltd. 600 33,605

82 - Statement of Investments - December 31, 2020 - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates
Jardine Strategic Holdings
Ltd. 21,700 522,102
Jardine Strategic Holdings
Ltd. 4,100 102,026
2,087,557
Insurance 0.9%
AIA Group Ltd. 1,504,800 18,535,626
Machinery 0.1%
Techtronic Industries Co. Ltd. 174,500 2,498,521
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 328,516 1,689,751
Hang Lung Properties Ltd. 244,000 645,795
Henderson Land
Development Co. Ltd. 182,775 713,570
Hongkong Land Holdings
Ltd. 133,400 525,596
Hongkong Land Holdings
Ltd. 8,100 33,462
New World Development Co.
Ltd. 195,231 909,622
Sino Land Co. Ltd. 359,000 467,888
Sun Hung Kai Properties Ltd. 166,000 2,143,104
Swire Pacific Ltd., Class A 56,500 314,167
Swire Properties Ltd. 138,400 403,317
Wharf Real Estate
Investment Co. Ltd. 210,500 1,097,571
8,943,843
Road & Rail 0.1%
MTR Corp. Ltd. 191,500 1,071,193
Semiconductors & Semiconductor Equipment 0.0%
†
ASM Pacific Technology Ltd.
(a) 35,400 467,295
54,777,660
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 19,420 1,363,292
Construction Materials 0.2%
CRH plc 97,428 4,118,510
Containers & Packaging 0.1%
Smurfit Kappa Group plc 28,730 1,336,219
Food Products 0.1%
Kerry Group plc, Class A 19,524 2,828,349
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc 19,620 4,018,830
13,665,200
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 3,266 430,286
Banks 0.2%
Bank Hapoalim BM* 143,449 984,427
Bank Leumi Le-Israel BM 181,689 1,072,415
Israel Discount Bank Ltd.,
Class A 137,812 531,671
Common Stocks
Shares Value ($)
ISRAEL
Banks
Mizrahi Tefahot Bank Ltd. 15,695 363,774
2,952,287
Chemicals 0.0%
†
ICL Group Ltd. 80,791 412,357
IT Services 0.1%
Wix.com Ltd.* 6,636 1,658,735
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 138,935 1,340,723
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 5,444 346,483
Software 0.2%
Check Point Software
Technologies Ltd.* 14,061 1,868,847
Nice Ltd.* 7,899 2,231,155
4,100,002
11,240,873
ITALY 2.1%
Automobiles 0.2%
Ferrari NV 15,578 3,602,300
Banks 0.5%
FinecoBank Banca Fineco
SpA * 77,460 1,264,118
Intesa Sanpaolo SpA * 2,055,710 4,796,049
Mediobanca Banca di
Credito Finanziario SpA * 72,156 659,471
UniCredit SpA * 260,610 2,411,643
9,131,281
Beverages 0.0%
†
Davide Campari-Milano NV 73,262 837,995
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 42,276 512,473
Telecom Italia SpA 1,735,504 837,531
1,350,004
Electric Utilities 0.6%
Enel SpA 1,012,222 10,221,786
Terna Rete Elettrica
Nazionale SpA 178,860 1,364,651
11,586,437
Electrical Equipment 0.0%
†
Prysmian SpA 30,678 1,093,666
Gas Utilities 0.1%
Snam SpA 258,936 1,454,080
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,044 633,756
Health Care Providers & Services 0.0%
†
Amplifon SpA * 15,663 649,061
Insurance 0.2%
Assicurazioni Generali SpA 139,687 2,431,160
Poste Italiane SpA Reg. S(b) 66,235 672,471
3,103,631
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 55,382 1,100,163

NVIT International Index Fund - December 31, 2020 - Statement of Investments - 83
Common Stocks
Shares Value ($)
ITALY
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 313,911 3,249,388
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 13,060 721,832
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA * 23,300 1,425,172
Transportation Infrastructure 0.1%
Atlantia SpA * 62,985 1,130,783
41,069,549
JAPAN 25.2%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 41,200 1,124,683
Yamato Holdings Co. Ltd. 37,700 962,998
2,087,681
Airlines 0.0%
†
ANA Holdings, Inc. 16,200 358,168
Japan Airlines Co. Ltd. 15,686 303,899
662,067
Auto Components 0.6%
Aisin Seiki Co. Ltd. 20,200 607,065
Bridgestone Corp. 68,000 2,233,735
Denso Corp. 53,100 3,161,532
Koito Manufacturing Co. Ltd. 13,300 904,578
NGK Spark Plug Co. Ltd. 17,500 299,615
Stanley Electric Co. Ltd. 17,200 555,046
Sumitomo Electric Industries
Ltd. 95,900 1,272,177
Toyoda Gosei Co. Ltd. 8,700 252,901
Toyota Industries Corp. 18,600 1,478,417
10,765,066
Automobiles 1.7%
Honda Motor Co. Ltd. 203,600 5,686,188
Isuzu Motors Ltd. 68,100 648,349
Mazda Motor Corp. 65,680 441,796
Nissan Motor Co. Ltd. 294,000 1,599,434
Subaru Corp. 78,200 1,566,937
Suzuki Motor Corp. 45,000 2,089,207
Toyota Motor Corp. 263,994 20,242,785
Yamaha Motor Co. Ltd. 36,300 742,262
33,016,958
Banks 1.0%
Bank of Kyoto Ltd. (The) 6,500 340,315
Chiba Bank Ltd. (The) 61,400 338,617
Concordia Financial Group
Ltd. 122,400 434,144
Fukuoka Financial Group,
Inc. 19,500 349,520
Japan Post Bank Co. Ltd.(a) 46,500 384,139
Mitsubishi UFJ Financial
Group, Inc. 1,510,567 6,689,741
Mizuho Financial Group, Inc. 299,751 3,820,955
Resona Holdings, Inc. 265,900 936,316
Shinsei Bank Ltd. 16,500 204,760
Shizuoka Bank Ltd. (The) 52,900 389,673
Sumitomo Mitsui Financial
Group, Inc. 162,653 5,032,988
Common Stocks
Shares Value ($)
JAPAN
Banks
Sumitomo Mitsui Trust
Holdings, Inc. 42,940 1,331,465
20,252,633
Beverages 0.3%
Asahi Group Holdings Ltd. 57,500 2,370,058
Coca-Cola Bottlers Japan
Holdings, Inc.(a) 18,000 281,234
Ito En Ltd. 6,100 385,983
Kirin Holdings Co. Ltd. 100,200 2,365,769
Suntory Beverage & Food
Ltd. 17,100 605,231
6,008,275
Biotechnology 0.0%
†
PeptiDream , Inc.* 11,200 569,223
Building Products 0.5%
AGC, Inc. 23,800 831,184
Daikin Industries Ltd. 31,200 6,948,764
Lixil Corp. 32,000 695,020
TOTO Ltd. 16,900 1,017,024
9,491,992
Capital Markets 0.3%
Daiwa Securities Group, Inc. 178,300 813,208
Japan Exchange Group, Inc. 64,800 1,656,886
Nomura Holdings, Inc. 399,700 2,115,895
SBI Holdings, Inc. 29,190 693,459
5,279,448
Chemicals 1.1%
Air Water, Inc.(a) 22,500 401,442
Asahi Kasei Corp. 158,000 1,625,130
JSR Corp. 27,000 754,148
Kansai Paint Co. Ltd. 22,200 684,035
Kuraray Co. Ltd. 42,900 458,191
Mitsubishi Chemical Holdings
Corp. 162,800 990,355
Mitsubishi Gas Chemical
Co., Inc. 18,400 423,652
Mitsui Chemicals, Inc. 22,000 646,319
Nippon Paint Holdings Co.
Ltd.(a) 17,800 1,956,745
Nippon Sanso Holdings
Corp. 20,000 372,099
Nissan Chemical Corp. 14,900 933,869
Nitto Denko Corp. 20,200 1,813,821
Shin-Etsu Chemical Co. Ltd. 44,300 7,755,316
Sumitomo Chemical Co. Ltd. 183,700 740,075
Teijin Ltd. 22,800 429,914
Toray Industries, Inc. 176,300 1,046,131
Tosoh Corp. 31,700 496,692
21,527,934
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 32,400 584,423
Secom Co. Ltd. 25,700 2,372,828
Sohgo Security Services Co.
Ltd. 8,300 430,781
Toppan Printing Co. Ltd. 35,300 498,431
3,886,463
Construction & Engineering 0.1%
Kajima Corp. 54,800 735,403

84 - Statement of Investments - December 31, 2020 - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Construction & Engineering
Obayashi Corp. 82,500 714,680
Shimizu Corp. 70,400 514,171
Taisei Corp. 24,300 840,918
2,805,172
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 16,100 405,055
Consumer Finance 0.0%
†
Acom Co. Ltd. 59,900 256,313
Diversified Financial Services 0.2%
Mitsubishi UFJ Lease &
Finance Co. Ltd. 47,300 228,258
ORIX Corp. 162,000 2,514,083
Tokyo Century Corp.(a) 4,800 381,288
3,123,629
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 159,656 4,093,779
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 81,900 986,120
Chugoku Electric Power Co.,
Inc. (The)(a) 32,400 381,714
Kansai Electric Power Co.,
Inc. (The) 89,500 851,048
Kyushu Electric Power Co.,
Inc. 48,400 419,080
Tohoku Electric Power Co.,
Inc. 50,100 415,209
Tokyo Electric Power Co.
Holdings, Inc.* 173,600 458,166
3,511,337
Electrical Equipment 0.6%
Fuji Electric Co. Ltd. 15,000 541,304
Mitsubishi Electric Corp. 225,500 3,413,690
Nidec Corp. 56,000 7,055,717
11,010,711
Electronic Equipment, Instruments & Components 1.8%
Azbil Corp. 15,500 847,816
Hamamatsu Photonics KK 16,900 967,592
Hirose Electric Co. Ltd. 4,394 666,170
Hitachi Ltd. 120,400 4,750,914
Ibiden Co. Ltd. 13,300 618,163
Keyence Corp. 22,744 12,799,920
Kyocera Corp. 40,800 2,504,171
Murata Manufacturing Co.
Ltd. 71,600 6,448,378
Omron Corp. 23,600 2,106,237
Shimadzu Corp. 28,200 1,098,390
TDK Corp. 15,800 2,383,095
Yokogawa Electric Corp. 28,800 574,789
35,765,635
Entertainment 0.7%
Capcom Co. Ltd. 11,100 721,675
Koei Tecmo Holdings Co.
Ltd. 5,700 348,455
Konami Holdings Corp. 12,300 692,320
Nexon Co. Ltd. 61,600 1,897,153
Common Stocks
Shares Value ($)
JAPAN
Entertainment
Nintendo Co. Ltd. 13,800 8,807,011
Square Enix Holdings Co.
Ltd.(a) 11,500 697,846
Toho Co. Ltd. 13,000 548,318
13,712,778
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 251 620,844
GLP J-REIT* 454 715,881
Japan Real Estate
Investment Corp. 167 964,425
Japan Retail Fund
Investment Corp. 301 548,920
Nippon Building Fund, Inc. 186 1,077,280
Nippon Prologis REIT, Inc.* 262 817,898
Nomura Real Estate Master
Fund, Inc. 528 755,467
Orix JREIT, Inc. 304 502,611
United Urban Investment
Corp. 395 488,799
6,492,125
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 79,900 2,622,763
Cosmos Pharmaceutical
Corp. 2,300 371,569
Kobe Bussan Co. Ltd.(a) 14,400 444,477
Lawson, Inc. 6,200 288,915
Seven & i Holdings Co. Ltd. 92,800 3,295,476
Sundrug Co. Ltd. 8,400 335,228
Tsuruha Holdings, Inc. 4,700 670,082
Welcia Holdings Co. Ltd. 12,400 467,804
8,496,314
Food Products 0.4%
Ajinomoto Co., Inc. 57,700 1,307,576
Calbee , Inc. 11,500 346,381
Kikkoman Corp. 18,400 1,277,979
MEIJI Holdings Co. Ltd. 14,280 1,004,148
NH Foods Ltd. 10,300 453,381
Nisshin Seifun Group, Inc. 26,923 428,595
Nissin Foods Holdings Co.
Ltd. 8,000 685,572
Toyo Suisan Kaisha Ltd. 11,200 544,946
Yakult Honsha Co. Ltd. 15,200 766,225
Yamazaki Baking Co. Ltd.(a) 17,300 289,101
7,103,904
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 47,700 977,130
Toho Gas Co. Ltd.(a) 8,700 578,010
Tokyo Gas Co. Ltd. 47,800 1,111,181
2,666,321
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 23,200 846,934
Hoya Corp. 47,100 6,510,588
Olympus Corp. 143,700 3,145,610
Sysmex Corp. 20,400 2,453,392
Terumo Corp. 79,700 3,333,426
16,289,950
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 24,400 447,405

NVIT International Index Fund - December 31, 2020 - Statement of Investments - 85
Common Stocks
Shares Value ($)
JAPAN
Health Care Providers & Services
Medipal Holdings Corp. 25,500 479,341
Suzuken Co. Ltd. 7,820 282,859
1,209,605
Health Care Technology 0.3%
M3, Inc. 54,900 5,192,840
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 7,526 364,466
Oriental Land Co. Ltd. 24,800 4,099,140
4,463,606
Household Durables 1.2%
Casio Computer Co. Ltd. 23,500 430,484
Iida Group Holdings Co. Ltd. 17,300 349,758
Panasonic Corp. 271,800 3,140,631
Rinnai Corp. 4,700 546,003
Sekisui Chemical Co. Ltd. 45,300 859,368
Sekisui House Ltd. 79,000 1,609,512
Sharp Corp.* 22,900 347,619
Sony Corp. 156,900 15,775,304
23,058,679
Household Products 0.2%
Lion Corp. 27,600 668,766
Pigeon Corp.(a) 14,300 591,047
Unicharm Corp. 49,300 2,339,145
3,598,958
Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.(a) 11,900 571,114
Toshiba Corp. 49,200 1,377,787
1,948,901
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 137,100 2,082,539
Japan Post Holdings Co. Ltd. 200,200 1,559,686
Japan Post Insurance Co.
Ltd. 25,500 522,712
MS&AD Insurance Group
Holdings, Inc. 56,541 1,724,051
Sompo Holdings, Inc. 42,350 1,727,528
T&D Holdings, Inc. 63,700 753,875
Tokio Marine Holdings, Inc. 79,200 4,102,802
12,473,193
Interactive Media & Services 0.1%
Kakaku.com, Inc. 15,800 433,812
Z Holdings Corp. 337,200 2,045,166
2,478,978
Internet & Direct Marketing Retail 0.1%
Mercari , Inc.* 10,600 471,123
Rakuten , Inc. 109,400 1,050,706
ZOZO, Inc. 11,500 284,405
1,806,234
IT Services 0.6%
Fujitsu Ltd. 24,300 3,517,746
GMO Payment Gateway, Inc. 4,900 654,585
Itochu Techno-Solutions
Corp. 11,300 402,315
NEC Corp. 31,500 1,686,596
Nomura Research Institute
Ltd. 40,715 1,454,791
NTT Data Corp. 80,200 1,099,020
Common Stocks
Shares Value ($)
JAPAN
IT Services
Obic Co. Ltd. 8,900 1,789,925
Otsuka Corp.(a) 12,100 637,584
SCSK Corp.(a) 5,700 326,281
TIS, Inc. 26,900 551,681
12,120,524
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 25,400 2,198,381
Sega Sammy Holdings, Inc. 20,700 326,664
Shimano, Inc. 9,400 2,195,254
Yamaha Corp. 16,800 990,306
5,710,605
Machinery 1.5%
Amada Co. Ltd. 41,200 455,057
Daifuku Co. Ltd. 12,500 1,547,200
FANUC Corp. 24,000 5,909,216
Harmonic Drive Systems,
Inc. 4,800 429,425
Hino Motors Ltd. 40,100 343,475
Hitachi Construction
Machinery Co. Ltd. 13,400 382,099
Hoshizaki Corp.(a) 6,000 551,344
Komatsu Ltd. 107,400 2,943,044
Kubota Corp.(a) 127,100 2,776,727
Kurita Water Industries Ltd. 11,200 428,709
Makita Corp. 28,000 1,405,551
MINEBEA MITSUMI, Inc. 46,100 917,165
MISUMI Group, Inc. 36,100 1,185,675
Mitsubishi Heavy Industries
Ltd. 38,000 1,164,619
Miura Co. Ltd. 10,000 558,586
Nabtesco Corp. 13,000 570,672
NGK Insulators Ltd. 33,600 519,543
NSK Ltd. 42,600 372,261
SMC Corp. 7,100 4,336,131
THK Co. Ltd. 13,800 446,378
Yaskawa Electric Corp. 30,500 1,519,493
28,762,370
Marine 0.0%
†
Nippon Yusen KK 20,300 473,593
Media 0.1%
CyberAgent , Inc. 11,900 821,027
Dentsu Group, Inc. 26,901 800,494
Hakuhodo DY Holdings, Inc. 31,200 428,865
2,050,386
Metals & Mining 0.2%
Hitachi Metals Ltd. 30,000 456,989
JFE Holdings, Inc. 57,200 549,316
Nippon Steel Corp.* 102,644 1,331,270
Sumitomo Metal Mining Co.
Ltd. 29,600 1,315,943
3,653,518
Multiline Retail 0.1%
Marui Group Co. Ltd. 25,000 439,849
Pan Pacific International
Holdings Corp. 52,400 1,210,381
Ryohin Keikaku Co. Ltd. 31,400 641,483
2,291,713

86 - Statement of Investments - December 31, 2020 - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Oil, Gas & Consumable Fuels 0.1%
ENEOS Holdings, Inc. 390,139 1,402,600
Idemitsu Kosan Co. Ltd. 23,056 507,665
Inpex Corp.(a) 129,700 700,900
2,611,165
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 101,000 575,320
Personal Products 0.5%
Kao Corp.(a) 60,100 4,646,626
Kobayashi Pharmaceutical
Co. Ltd. 6,100 745,715
Kose Corp.(a) 4,200 717,791
Pola Orbis Holdings, Inc.(a) 13,200 268,243
Shiseido Co. Ltd. 49,400 3,426,712
9,805,087
Pharmaceuticals 1.7%
Astellas Pharma, Inc. 230,000 3,555,680
Chugai Pharmaceutical Co.
Ltd. 83,400 4,452,633
Daiichi Sankyo Co. Ltd. 210,700 7,222,882
Eisai Co. Ltd. 32,000 2,289,577
Hisamitsu Pharmaceutical
Co., Inc.(a) 5,600 332,954
Kyowa Kirin Co. Ltd. 35,000 956,585
Nippon Shinyaku Co. Ltd. 5,300 348,081
Ono Pharmaceutical Co. Ltd. 47,000 1,416,434
Otsuka Holdings Co. Ltd. 49,600 2,126,610
Santen Pharmaceutical Co.
Ltd. 42,900 696,889
Shionogi & Co. Ltd. 32,500 1,776,500
Sumitomo Dainippon Pharma
Co. Ltd.(a) 24,600 362,936
Taisho Pharmaceutical
Holdings Co. Ltd. 3,400 229,232
Takeda Pharmaceutical Co.
Ltd. 195,249 7,078,099
32,845,092
Professional Services 0.4%
Nihon M&A Center, Inc. 19,000 1,271,483
Persol Holdings Co. Ltd. 19,600 354,286
Recruit Holdings Co. Ltd. 168,800 7,080,065
8,705,834
Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. 14,830 245,619
Daito Trust Construction Co.
Ltd. 7,900 738,874
Daiwa House Industry Co.
Ltd. 72,000 2,149,176
Hulic Co. Ltd. 41,700 458,584
Mitsubishi Estate Co. Ltd. 144,800 2,338,427
Mitsui Fudosan Co. Ltd. 113,800 2,398,662
Nomura Real Estate
Holdings, Inc. 13,200 293,615
Sumitomo Realty &
Development Co. Ltd. 39,300 1,214,313
Tokyu Fudosan Holdings
Corp. 66,700 356,483
10,193,753
Common Stocks
Shares Value ($)
JAPAN
Road & Rail 0.7%
Central Japan Railway Co. 18,300 2,599,287
East Japan Railway Co. 37,076 2,481,846
Hankyu Hanshin Holdings,
Inc. 29,100 970,260
Keikyu Corp. 24,799 426,515
Keio Corp.(a) 13,099 1,017,017
Keisei Electric Railway Co.
Ltd. 17,300 586,635
Kintetsu Group Holdings Co.
Ltd. 20,200 886,462
Kyushu Railway Co. 19,200 414,785
Nagoya Railroad Co. Ltd.(a) 21,999 580,904
Nippon Express Co. Ltd. 8,700 585,322
Odakyu Electric Railway Co.
Ltd. 37,500 1,178,780
Seibu Holdings, Inc.(a) 29,200 286,774
Tobu Railway Co. Ltd. 23,800 711,891
Tokyu Corp. 63,200 786,267
West Japan Railway Co. 20,700 1,088,219
14,600,964
Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp. 25,200 1,891,939
Disco Corp. 3,500 1,180,513
Lasertec Corp. 9,400 1,105,756
Renesas Electronics Corp.* 93,400 980,041
Rohm Co. Ltd. 10,600 1,028,158
SUMCO Corp. 30,700 674,041
Tokyo Electron Ltd. 18,600 6,937,539
13,797,987
Software 0.1%
Oracle Corp. Japan 5,200 676,641
Trend Micro, Inc.(a) 16,600 955,686
1,632,327
Specialty Retail 0.5%
ABC-Mart, Inc. 3,300 183,618
Fast Retailing Co. Ltd. 7,200 6,460,887
Hikari Tsushin, Inc. 2,400 561,184
Nitori Holdings Co. Ltd. 10,200 2,138,396
Shimamura Co. Ltd. 3,100 325,204
USS Co. Ltd. 29,200 590,694
Yamada Holdings Co. Ltd. 94,500 502,127
10,762,110
Technology Hardware, Storage & Peripherals 0.3%
Brother Industries Ltd. 27,200 561,510
Canon, Inc.(a) 127,200 2,442,671
FUJIFILM Holdings Corp. 44,000 2,320,560
Ricoh Co. Ltd. 82,400 541,007
Seiko Epson Corp.(a) 32,700 486,054
6,351,802
Tobacco 0.2%
Japan Tobacco, Inc.(a) 147,800 3,011,948
Trading Companies & Distributors 0.9%
ITOCHU Corp. 167,700 4,829,970
Marubeni Corp. 206,100 1,373,698
Mitsubishi Corp. 167,700 4,135,621
Mitsui & Co. Ltd. 205,200 3,764,659
MonotaRO Co. Ltd.(a) 15,800 803,371
Sumitomo Corp. 151,100 2,002,892

NVIT International Index Fund - December 31, 2020 - Statement of Investments - 87
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Toyota Tsusho Corp. 26,800 1,084,324
17,994,535
Transportation Infrastructure 0.0%
†
Japan Airport Terminal Co.
Ltd.(a) 6,100 370,499
Wireless Telecommunication Services 1.3%
KDDI Corp. 201,400 5,981,056
SoftBank Corp. 355,000 4,450,509
SoftBank Group Corp. 195,100 15,279,373
25,710,938
499,543,827
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 20,299 699,228
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE*(a) 16,770 1,407,109
Media 0.0%
†
SES SA, FDR 49,601 469,179
Metals & Mining 0.1%
ArcelorMittal SA*(a) 87,271 2,002,743
3,879,031
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd. 276,000 2,146,754
Sands China Ltd. 308,300 1,355,169
SJM Holdings Ltd. 229,000 256,555
Wynn Macau Ltd.*(a) 181,200 304,662
4,063,140
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 848,508 0
MEXICO 0.0%
†
Metals & Mining 0.0%
†
Fresnillo plc 23,174 358,494
NETHERLANDS 4.3%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 50,658 496,934
ING Groep NV 485,446 4,598,809
5,095,743
Beverages 0.2%
Heineken Holding NV 14,646 1,379,574
Heineken NV 32,060 3,575,325
4,954,899
Biotechnology 0.1%
Argenx SE* 5,661 1,668,729
Chemicals 0.3%
Akzo Nobel NV 24,462 2,627,691
Koninklijke DSM NV 21,336 3,675,467
6,303,158
Diversified Financial Services 0.0%
†
EXOR NV 13,786 1,106,566
Common Stocks
Shares Value ($)
NETHERLANDS
Diversified Telecommunication Services 0.1%
Altice Europe NV* 79,730 519,087
Koninklijke KPN NV 444,705 1,348,250
1,867,337
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 136,769 3,862,381
Food Products 0.0%
†
JDE Peet's NV*(a) 9,429 425,048
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV* 112,686 6,030,544
Insurance 0.1%
Aegon NV 220,482 880,506
NN Group NV 37,123 1,624,045
2,504,551
IT Services 0.3%
Adyen NV Reg. S*(b) 2,248 5,230,890
Oil, Gas & Consumable Fuels 0.9%
Koninklijke Vopak NV 8,867 464,970
Royal Dutch Shell plc, Class
A 510,413 9,061,556
Royal Dutch Shell plc, Class
B 461,247 7,946,504
17,473,030
Professional Services 0.2%
Randstad NV* 13,972 909,517
Wolters Kluwer NV 33,586 2,834,759
3,744,276
Semiconductors & Semiconductor Equipment 1.3%
ASML Holding NV 52,975 25,600,801
85,867,953
NEW ZEALAND 0.4%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 222,747 753,116
Electric Utilities 0.0%
†
Mercury NZ Ltd. 82,594 387,991
Food Products 0.0%
†
a2 Milk Co. Ltd. (The)* 91,571 794,172
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 73,038 1,734,448
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 54,219 593,511
Independent Power and Renewable Electricity Producers
0.1%
Meridian Energy Ltd. 151,540 808,888
Software 0.1%
Xero Ltd.* 15,274 1,738,903
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd. 148,060 809,184
7,620,213

88 - Statement of Investments - December 31, 2020 - NVIT International Index Fund
Common Stocks
Shares Value ($)
NORWAY 0.5%
Banks 0.1%
DNB ASA 120,535 2,373,194
Diversified Telecommunication Services 0.1%
Telenor ASA 86,178 1,459,483
Food Products 0.1%
Mowi ASA 55,876 1,244,493
Orkla ASA 92,531 938,790
2,183,283
Insurance 0.0%
†
Gjensidige Forsikring ASA 24,367 543,899
Media 0.1%
Schibsted ASA, Class A* 9,510 405,129
Schibsted ASA, Class B* 12,017 449,099
854,228
Metals & Mining 0.0%
†
Norsk Hydro ASA 161,292 744,175
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 121,378 2,013,979
10,172,241
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 353,048 2,224,720
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 32,215 544,808
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 62,894 672,783
3,442,311
RUSSIA 0.0%
†
Metals & Mining 0.0%
†
Evraz plc 53,945 348,115
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 185,100 534,430
Airlines 0.0%
†
Singapore Airlines Ltd.*(a) 160,114 517,526
Banks 0.5%
DBS Group Holdings Ltd. 228,200 4,316,376
Oversea-Chinese Banking
Corp. Ltd. 420,400 3,196,181
United Overseas Bank Ltd. 149,600 2,553,960
10,066,517
Capital Markets 0.0%
†
Singapore Exchange Ltd. 99,400 699,593
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 1,037,850 1,811,953
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 32,800 483,928
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 405,407 912,889
Common Stocks
Shares Value ($)
SINGAPORE
Equity Real Estate Investment Trusts (REITs)
CapitaLand Integrated
Commercial Trust 530,767 866,213
Mapletree Commercial Trust 281,700 453,439
Mapletree Logistics Trust 319,558 486,151
Suntec REIT 232,800 262,145
2,980,837
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 706,796 453,840
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 182,400 741,500
Real Estate Management & Development 0.1%
CapitaLand Ltd. 340,097 842,996
City Developments Ltd. 61,200 369,293
UOL Group Ltd. 47,500 277,726
1,490,015
19,780,139
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 152,587 5,082,259
SPAIN 2.4%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 827,611 4,057,022
Banco Santander SA 2,158,102 6,700,647
CaixaBank SA 456,224 1,172,394
11,930,063
Biotechnology 0.1%
Grifols SA(a) 37,919 1,106,982
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 32,385 1,075,210
Ferrovial SA 62,222 1,719,340
2,794,550
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(b) 38,868 2,333,410
Telefonica SA(a) 629,982 2,518,756
4,852,166
Electric Utilities 0.6%
Endesa SA 40,377 1,107,101
Iberdrola SA 750,772 10,737,205
Red Electrica Corp. SA 54,857 1,127,921
12,972,227
Electrical Equipment 0.1%
Siemens Gamesa
Renewable Energy SA 30,306 1,230,305
Gas Utilities 0.1%
Enagas SA 28,047 615,867
Naturgy Energy Group SA 37,531 875,844
1,491,711
IT Services 0.2%
Amadeus IT Group SA 55,739 4,035,378
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 179,358 1,808,121

NVIT International Index Fund - December 31, 2020 - Statement of Investments - 89
Common Stocks
Shares Value ($)
SPAIN
Specialty Retail 0.2%
Industria de Diseno Textil SA 135,636 4,318,911
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 8,581 1,498,390
48,038,804
SWEDEN 3.1%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A* 198,015 2,032,709
Svenska Handelsbanken AB,
Class A* 197,779 1,984,451
Swedbank AB, Class A* 109,936 1,932,897
5,950,057
Building Products 0.2%
Assa Abloy AB, Class B 123,470 3,036,921
Nibe Industrier AB, Class B 39,642 1,301,733
4,338,654
Capital Markets 0.0%
†
EQT AB(a) 29,411 751,651
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 38,118 614,663
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 363,007 4,304,954
Construction & Engineering 0.1%
Skanska AB, Class B 43,243 1,101,231
Diversified Financial Services 0.4%
Industrivarden AB, Class A* 13,441 449,446
Industrivarden AB, Class C* 20,799 673,630
Investor AB, Class B 56,559 4,133,741
Kinnevik AB, Class B* 30,484 1,538,723
L E Lundbergforetagen AB,
Class B* 9,028 483,316
7,278,856
Diversified Telecommunication Services 0.1%
Telia Co. AB(a) 298,698 1,236,050
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 34,645 3,154,894
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 12,291 614,132
Hotels, Restaurants & Leisure 0.1%
Evolution Gaming Group AB
Reg. S(b) 20,100 2,037,864
Household Durables 0.1%
Electrolux AB Series B 30,384 706,243
Husqvarna AB, Class B 48,561 628,203
1,334,446
Household Products 0.1%
Essity AB, Class B 77,098 2,477,733
Industrial Conglomerates 0.0%
†
Investment AB Latour , Class
B 16,568 403,483
Machinery 0.9%
Alfa Laval AB* 39,992 1,099,101
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Atlas Copco AB, Class A 83,516 4,271,071
Atlas Copco AB, Class B 47,480 2,133,138
Epiroc AB, Class A 83,775 1,522,834
Epiroc AB, Class B 45,014 762,572
Sandvik AB* 139,329 3,405,795
SKF AB, Class B 48,390 1,253,759
Volvo AB, Class B* 175,003 4,118,227
18,566,497
Metals & Mining 0.1%
Boliden AB 34,769 1,230,401
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 24,369 658,042
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B* 77,019 1,343,267
Real Estate Management & Development 0.0%
†
Fastighets AB Balder, Class
B* 12,738 665,509
Specialty Retail 0.1%
Hennes & Mauritz AB, Class
B(a) 102,126 2,133,244
Tobacco 0.1%
Swedish Match AB 20,472 1,590,301
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 63,483 839,118
62,625,047
SWITZERLAND 9.7%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered)(a) 4,204 457,150
Beverages 0.0%
†
Coca-Cola HBC AG 25,379 825,432
Building Products 0.1%
Geberit AG (Registered) 4,553 2,848,699
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 301,256 3,875,543
Julius Baer Group Ltd. 28,451 1,648,008
Partners Group Holding AG 2,288 2,672,594
UBS Group AG (Registered) 458,839 6,417,519
14,613,664
Chemicals 0.6%
Clariant AG (Registered)(a) 25,170 534,774
EMS- Chemie Holding AG
(Registered) 968 933,796
Givaudan SA (Registered) 1,153 4,856,758
Sika AG (Registered) 17,647 4,817,668
11,142,996
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered)* 64,765 3,554,123
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 3,293 1,773,898

90 - Statement of Investments - December 31, 2020 - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Electrical Equipment 0.3%
ABB Ltd. (Registered) 230,906 6,458,750
Food Products 2.3%
Barry Callebaut AG
(Registered) 380 902,631
Chocoladefabriken Lindt &
Spruengli AG(a) 126 1,228,041
Chocoladefabriken Lindt &
Spruengli AG (Registered) 12 1,199,167
Nestle SA (Registered) 358,550 42,211,693
45,541,532
Health Care Equipment & Supplies 0.4%
Alcon, Inc.* 61,002 4,072,472
Sonova Holding AG
(Registered)* 6,958 1,791,287
Straumann Holding AG
(Registered) 1,312 1,527,992
7,391,751
Insurance 0.7%
Baloise Holding AG
(Registered) 5,893 1,052,474
Swiss Life Holding AG
(Registered)* 3,826 1,781,012
Swiss Re AG 35,310 3,321,917
Zurich Insurance Group AG 18,725 7,936,420
14,091,823
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 9,170 5,889,573
Machinery 0.1%
Schindler Holding AG 5,176 1,397,617
Schindler Holding AG
(Registered)(a) 2,558 688,541
2,086,158
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 6,865 1,556,232
Pharmaceuticals 2.9%
Novartis AG (Registered) 276,331 26,099,684
Roche Holding AG 87,436 30,507,109
Vifor Pharma AG(a) 5,784 911,796
57,518,589
Professional Services 0.2%
Adecco Group AG
(Registered) 19,726 1,322,676
SGS SA (Registered) 736 2,218,781
3,541,457
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 8,889 873,900
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 78,684 2,915,258
Software 0.1%
Temenos AG (Registered) 8,324 1,161,490
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 20,905 2,027,550
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont
SA (Registered) 65,195 5,891,171
Swatch Group AG (The) 3,678 1,002,438
Swatch Group AG (The)
(Registered) 6,136 323,888
7,217,497
193,487,522
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.8%
Aerospace & Defense 0.2%
BAE Systems plc 393,559 2,632,216
Rolls-Royce Holdings plc* 1,053,423 1,603,830
4,236,046
Automobiles 0.1%
Fiat Chrysler Automobiles
NV* 139,487 2,494,297
Banks 1.3%
Barclays plc 2,150,030 4,315,123
HSBC Holdings plc 2,534,745 13,225,585
Lloyds Banking Group plc 8,736,869 4,404,102
Natwest Group plc 576,798 1,334,006
Standard Chartered plc 326,524 2,093,779
25,372,595
Beverages 0.6%
Coca-Cola European
Partners plc 26,092 1,300,164
Diageo plc 290,905 11,496,881
12,797,045
Capital Markets 0.5%
3i Group plc 123,078 1,966,351
Hargreaves Lansdown plc 41,299 862,185
London Stock Exchange
Group plc 39,144 4,825,079
Schroders plc 15,324 699,935
St James's Place plc 67,351 1,044,918
Standard Life Aberdeen plc 269,980 1,046,534
10,445,002
Chemicals 0.1%
Croda International plc 16,385 1,480,319
Johnson Matthey plc 24,344 808,201
2,288,520
Commercial Services & Supplies 0.1%
Rentokil Initial plc 235,091 1,639,447
Diversified Financial Services 0.0%
†
M&G plc 320,496 868,159
Diversified Telecommunication Services 0.1%
BT Group plc* 1,130,623 2,046,495
Electric Utilities 0.1%
SSE plc 130,928 2,698,568
Electrical Equipment 0.1%
Melrose Industries plc* 617,592 1,506,198
Electronic Equipment, Instruments & Components 0.1%
Halma plc 47,685 1,597,765

NVIT International Index Fund - December 31, 2020 - Statement of Investments - 91
Common Stocks
Shares Value ($)
UNITED KINGDOM
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 115,923 775,768
Land Securities Group plc 88,471 816,005
Segro plc 146,129 1,894,470
3,486,243
Food & Staples Retailing 0.3%
J Sainsbury plc(a) 203,562 627,980
Tesco plc 1,213,907 3,832,493
Wm Morrison Supermarkets
plc 284,900 691,071
5,151,544
Food Products 0.1%
Associated British Foods plc* 45,288 1,403,145
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 111,181 2,321,680
Hotels, Restaurants & Leisure 0.4%
Compass Group plc 221,426 4,131,899
Entain plc 72,004 1,117,688
InterContinental Hotels
Group plc 21,983 1,428,070
Whitbread plc* 25,167 1,067,810
7,745,467
Household Durables 0.2%
Barratt Developments plc 129,447 1,187,561
Berkeley Group Holdings plc 15,692 1,018,583
Persimmon plc 37,887 1,435,100
Taylor Wimpey plc 463,064 1,052,777
4,694,021
Household Products 0.4%
Reckitt Benckiser Group plc 88,243 7,892,069
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 343,016 2,395,356
DCC plc 12,508 889,070
Smiths Group plc 50,367 1,042,439
4,326,865
Insurance 0.7%
Admiral Group plc 24,267 964,703
Aviva plc 498,539 2,236,036
Direct Line Insurance Group
plc 174,605 758,984
Legal & General Group plc 730,435 2,684,829
Phoenix Group Holdings plc 69,128 662,714
Prudential plc 324,216 5,984,452
RSA Insurance Group plc 129,955 1,210,471
14,502,189
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 120,561 983,247
Internet & Direct Marketing Retail 0.1%
Ocado Group plc* 61,156 1,916,288
Machinery 0.1%
CNH Industrial NV*(a) 130,084 1,648,414
Spirax-Sarco Engineering plc 9,177 1,418,362
3,066,776
Media 0.2%
Informa plc 190,952 1,434,911
Pearson plc(a) 97,594 903,988
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media
WPP plc 147,585 1,603,515
3,942,414
Multiline Retail 0.1%
Next plc* 16,735 1,622,825
Multi-Utilities 0.3%
National Grid plc 438,596 5,223,932
Oil, Gas & Consumable Fuels 0.4%
BP plc 2,519,789 8,680,075
Paper & Forest Products 0.1%
Mondi plc 61,725 1,456,823
Personal Products 1.0%
Unilever plc 182,784 11,067,769
Unilever plc 144,434 8,694,545
Pharmaceuticals 1.4%
AstraZeneca plc 163,317 16,316,825
GlaxoSmithKline plc 623,229 11,419,460
27,736,285
Professional Services 0.6%
Experian plc 113,174 4,312,496
Intertek Group plc 20,496 1,583,872
RELX plc 241,943 5,949,077
11,845,445
Software 0.1%
AVEVA Group plc 13,500 589,363
Sage Group plc (The) 136,141 1,084,390
1,673,753
Specialty Retail 0.1%
JD Sports Fashion plc* 51,419 605,781
Kingfisher plc* 268,244 992,597
1,598,378
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc* 51,442 1,260,046
Tobacco 0.7%
British American Tobacco plc 285,525 10,620,078
Imperial Brands plc 120,309 2,527,856
13,147,934
Trading Companies & Distributors 0.2%
Ashtead Group plc 55,092 2,592,558
Bunzl plc 42,814 1,431,126
4,023,684
Water Utilities 0.1%
Severn Trent plc 30,249 947,391
United Utilities Group plc 86,683 1,066,174
2,013,565
Wireless Telecommunication Services 0.3%
Vodafone Group plc 3,337,155 5,491,733
234,958,877
UNITED STATES 0.4%
Construction Materials 0.1%
James Hardie Industries plc
CHDI*(a) 55,550 1,643,217
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 50,581 408,620

92 - Statement of Investments - December 31, 2020 - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 0.1%
QIAGEN NV* 29,343 1,521,933
Software 0.0%
†
CyberArk Software Ltd.*(a) 4,491 725,701
Trading Companies & Distributors 0.2%
Ferguson plc 27,805 3,381,391
7,680,862
Total Common Stocks
(cost $1,430,299,974) 1,969,267,532
Rights 0.0%
†
Number of
Rights
SPAIN 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Repsol SA, expiring
1/8/2021*(a) 179,358 61,505
Total Rights
(cost $64,065) 61,505
Repurchase Agreements 0.9%
Principal
Amount ($)
BofA Securities,
Inc., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $3,000,027,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.00%, maturing
12/25/2029 - 8/25/2050;
total market value
$3,060,000.(c)(d) 3,000,000 3,000,000
Cantor Fitzgerald &
Co., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $3,497,519,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.00%, maturing
4/1/2021 - 2/20/2067;
total market value
$3,567,437.(c)(d) 3,497,488 3,497,488
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.08%,
dated 12/31/2020, due
1/4/2021, repurchase
price $500,005,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$510,005.(c)(d) 500,000 500,000
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase
price $10,300,115,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$10,510,234.(c)(d) 10,300,000 10,300,000
Total Repurchase Agreements
(cost $17,297,488) 17,297,488
Total Investments
(cost $1,447,661,527) — 100.0% 1,986,626,525
Liabilities in excess of other assets
— 0.0%
†
(749,079)
NET ASSETS — 100.0%
$ 1,985,877,446

NVIT International Index Fund - December 31, 2020 - Statement of Investments - 93
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $38,664,531, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,297,488 and by
$23,680,929 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/14/2021 –
8/15/2050, a total value of $40,978,417.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $37,793,650 which represents 1.90% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$17,297,488.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
FDR Fiduciary Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

94 - Statement of Investments - December 31, 2020 - NVIT International Index Fund
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 122 3/2021 EUR 5,290,966 60,612
FTSE 100 Index 37 3/2021 GBP 3,248,359 (37,233)
Nikkei 225 Index 25 3/2021 JPY 3,327,926 124,842
SPI 200 Index 13 3/2021 AUD 1,637,903 (9,496)
138,725
At December 31, 2020, the Fund had $1,312,724 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

NVIT Mid Cap Index Fund - December 31, 2020 - Statement of Investments - 95
Common Stocks 98.0%
Shares Value ($)
Aerospace & Defense 1.0%
Axon Enterprise, Inc.*(a) 44,789 5,487,996
Curtiss-Wright Corp. 29,342 3,413,942
Hexcel Corp.(a) 58,929 2,857,467
Mercury Systems, Inc.* 39,517 3,479,867
15,239,272
Air Freight & Logistics 0.5%
XPO Logistics, Inc.* 64,882 7,733,934
Airlines 0.2%
JetBlue Airways Corp.* 223,186 3,245,124
Auto Components 1.6%
Adient plc* 66,230 2,302,817
Dana, Inc. 101,920 1,989,478
Fox Factory Holding Corp.* 29,234 3,090,326
Gentex Corp. 173,334 5,881,223
Goodyear Tire & Rubber Co.
(The) 164,350 1,793,059
Lear Corp. 38,777 6,166,706
Visteon Corp.* 19,626 2,463,456
23,687,065
Automobiles 0.5%
Harley-Davidson, Inc. 108,103 3,967,380
Thor Industries, Inc.(a) 38,939 3,620,938
7,588,318
Banks 6.1%
Associated Banc-Corp.(a) 108,265 1,845,918
BancorpSouth Bank 67,990 1,865,646
Bank of Hawaii Corp.(a) 28,222 2,162,370
Bank OZK 85,260 2,666,080
Cathay General Bancorp 52,788 1,699,246
CIT Group, Inc. 69,453 2,493,363
Commerce Bancshares, Inc. 74,351 4,884,861
Cullen/Frost Bankers, Inc.(a) 39,371 3,434,332
East West Bancorp, Inc. 99,840 5,062,886
First Financial Bankshares ,
Inc. 100,251 3,626,580
First Horizon Corp. 390,765 4,986,161
FNB Corp. 228,219 2,168,081
Fulton Financial Corp.(a) 114,281 1,453,654
Glacier Bancorp, Inc. 67,311 3,096,979
Hancock Whitney Corp.(a) 60,916 2,072,362
Home BancShares , Inc. 107,447 2,093,068
International Bancshares Corp. 39,271 1,470,306
PacWest Bancorp 82,348 2,091,639
Pinnacle Financial Partners,
Inc.(a) 53,501 3,445,464
Prosperity Bancshares, Inc. 65,388 4,535,312
Signature Bank 37,791 5,112,744
Sterling Bancorp 137,199 2,466,838
Synovus Financial Corp.(a) 103,947 3,364,764
TCF Financial Corp.(a) 107,447 3,977,688
Texas Capital Bancshares,
Inc.*(a) 35,589 2,117,546
Trustmark Corp. 44,713 1,221,112
UMB Financial Corp. 30,469 2,102,056
Umpqua Holdings Corp. 155,326 2,351,636
United Bankshares , Inc.(a) 91,574 2,966,998
Valley National Bancorp 285,189 2,780,593
Webster Financial Corp.(a) 63,644 2,682,595
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 40,638 2,482,575
90,781,453
Beverages 0.4%
Boston Beer Co., Inc. (The),
Class A*(a) 6,487 6,449,959
Biotechnology 1.5%
Arrowhead Pharmaceuticals,
Inc.*(a) 72,931 5,595,995
Emergent BioSolutions , Inc.* 31,739 2,843,814
Exelixis , Inc.* 220,195 4,419,314
Halozyme Therapeutics,
Inc.*(a) 90,866 3,880,887
Ligand Pharmaceuticals,
Inc.*(a) 11,335 1,127,266
United Therapeutics Corp.* 31,333 4,756,036
22,623,312
Building Products 1.9%
Builders FirstSource , Inc.*(a) 144,687 5,904,676
Lennox International, Inc. 24,730 6,775,278
Owens Corning 76,818 5,819,732
Simpson Manufacturing Co.,
Inc. 30,675 2,866,579
Trex Co., Inc.* 81,684 6,838,584
28,204,849
Capital Markets 2.6%
Affiliated Managers Group,
Inc.(a) 32,195 3,274,231
Eaton Vance Corp. 80,550 5,471,761
Evercore , Inc., Class A 28,630 3,138,993
FactSet Research Systems,
Inc. 26,965 8,965,863
Federated Hermes, Inc., Class
B 67,148 1,939,906
Interactive Brokers Group,
Inc., Class A 57,335 3,492,848
Janus Henderson Group plc(a) 106,382 3,458,479
SEI Investments Co. 85,809 4,931,443
Stifel Financial Corp.(a) 72,549 3,660,823
38,334,347
Chemicals 2.5%
Ashland Global Holdings, Inc. 38,398 3,041,122
Avient Corp. 64,539 2,599,631
Cabot Corp. 39,820 1,787,122
Chemours Co. (The) 115,929 2,873,880
Ingevity Corp.*(a) 29,128 2,205,863
Minerals Technologies, Inc. 24,037 1,493,178
NewMarket Corp. 5,165 2,057,168
Olin Corp.(a) 100,242 2,461,944
RPM International, Inc. 92,222 8,371,913
Scotts Miracle- Gro Co. (The) 28,729 5,721,093
Sensient Technologies Corp. 29,869 2,203,436
Valvoline, Inc. 130,585 3,021,737
37,838,087
Commercial Services & Supplies 2.0%
Brink's Co. (The)(a) 35,644 2,566,368
Clean Harbors, Inc.* 36,116 2,748,428

96 - Statement of Investments - December 31, 2020 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Healthcare Services Group,
Inc.(a) 52,509 1,475,503
Herman Miller, Inc.(a) 41,535 1,403,883
HNI Corp. 30,077 1,036,453
IAA, Inc.* 95,436 6,201,431
KAR Auction Services, Inc.(a) 91,173 1,696,729
MSA Safety, Inc. 25,512 3,811,238
Stericycle, Inc.*(a) 64,532 4,474,004
Tetra Tech, Inc. 38,015 4,401,377
29,815,414
Communications Equipment 1.0%
Ciena Corp.*(a) 109,528 5,788,555
InterDigital , Inc. 21,719 1,317,909
Lumentum Holdings, Inc.*(a) 53,586 5,079,953
NetScout Systems, Inc.*(a) 51,084 1,400,723
ViaSat , Inc.*(a) 45,230 1,476,759
15,063,899
Construction & Engineering 1.2%
AECOM* 107,004 5,326,659
Dycom Industries, Inc.*(a) 22,459 1,696,104
EMCOR Group, Inc. 38,744 3,543,526
Fluor Corp. 88,016 1,405,616
MasTec , Inc.*(a) 39,588 2,699,110
Valmont Industries, Inc. 15,070 2,636,195
17,307,210
Construction Materials 0.2%
Eagle Materials, Inc. 29,466 2,986,379
Consumer Finance 0.8%
FirstCash , Inc. 29,222 2,046,709
LendingTree, Inc.* 7,678 2,102,159
Navient Corp. 132,212 1,298,322
PROG Holdings, Inc. 47,377 2,552,199
SLM Corp. 264,782 3,280,649
11,280,038
Containers & Packaging 1.0%
AptarGroup, Inc. 45,936 6,288,179
Greif, Inc., Class A 18,667 875,109
O-I Glass, Inc. 110,796 1,318,473
Silgan Holdings, Inc. 55,555 2,059,979
Sonoco Products Co. 70,892 4,200,351
14,742,091
Diversified Consumer Services 1.1%
Adtalem Global Education,
Inc.* 36,552 1,240,940
Graham Holdings Co., Class B 2,923 1,559,070
Grand Canyon Education,
Inc.* 33,354 3,105,591
H&R Block, Inc.(a) 130,180 2,064,655
Service Corp. International 124,327 6,104,456
Strategic Education, Inc.(a) 17,211 1,640,725
WW International, Inc.*(a) 33,101 807,664
16,523,101
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc. 146,848 3,612,461
Electric Utilities 1.1%
ALLETE, Inc. 36,578 2,265,641
Common Stocks
Shares Value ($)
Electric Utilities
Hawaiian Electric Industries,
Inc.(a) 77,059 2,727,118
IDACORP, Inc. 35,586 3,417,324
OGE Energy Corp. 141,341 4,503,124
PNM Resources, Inc. 56,156 2,725,251
15,638,458
Electrical Equipment 2.4%
Acuity Brands, Inc. 26,144 3,165,777
EnerSys 29,954 2,487,979
Generac Holdings, Inc.*(a) 44,601 10,142,713
Hubbell, Inc. 38,249 5,997,061
nVent Electric plc 119,924 2,793,030
Regal Beloit Corp.(a) 28,613 3,513,963
Sunrun , Inc.*(a) 110,755 7,684,182
35,784,705
Electronic Equipment, Instruments & Components 3.8%
Arrow Electronics, Inc.* 53,618 5,217,032
Avnet, Inc. 69,683 2,446,570
Belden, Inc. 31,379 1,314,780
Cognex Corp. 123,945 9,950,924
Coherent, Inc.* 17,108 2,566,542
II-VI, Inc.*(a) 73,147 5,556,246
Jabil, Inc. 95,634 4,067,314
Littelfuse , Inc. 17,170 4,372,512
National Instruments Corp.(a) 92,753 4,075,567
SYNNEX Corp. 29,066 2,367,135
Trimble, Inc.* 177,562 11,855,815
Vishay Intertechnology , Inc. 93,496 1,936,302
55,726,739
Energy Equipment & Services 0.1%
ChampionX Corp.* 131,152 2,006,626
Entertainment 0.2%
Cinemark Holdings, Inc.(a) 75,545 1,315,238
World Wrestling Entertainment,
Inc., Class A(a) 32,930 1,582,287
2,897,525
Equity Real Estate Investment Trusts (REITs) 8.5%
American Campus
Communities, Inc. 97,110 4,153,395
Apartment Income REIT
Corp.* 105,656 4,058,247
Brixmor Property Group, Inc. 209,218 3,462,558
Camden Property Trust 68,713 6,865,803
CoreSite Realty Corp. 30,005 3,759,026
Corporate Office Properties
Trust 79,104 2,063,032
Cousins Properties, Inc. 104,825 3,511,637
CyrusOne , Inc. 85,470 6,252,130
Douglas Emmett, Inc. 116,288 3,393,284
EastGroup Properties, Inc. 28,075 3,876,034
EPR Properties 52,641 1,710,832
First Industrial Realty Trust,
Inc. 91,593 3,858,813
Healthcare Realty Trust, Inc. 95,946 2,840,002
Highwoods Properties, Inc. 73,295 2,904,681
Hudson Pacific Properties, Inc. 108,186 2,598,628
JBG SMITH Properties 79,291 2,479,430
Kilroy Realty Corp. 73,946 4,244,500

NVIT Mid Cap Index Fund - December 31, 2020 - Statement of Investments - 97
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Lamar Advertising Co., Class A 60,960 5,073,091
Life Storage, Inc. 34,492 4,118,000
Macerich Co. (The) 79,074 843,720
Medical Properties Trust, Inc. 380,422 8,289,395
National Retail Properties, Inc. 122,453 5,010,777
Omega Healthcare Investors,
Inc. 160,140 5,816,285
Park Hotels & Resorts, Inc. 166,270 2,851,531
Pebblebrook Hotel Trust 92,311 1,735,447
Physicians Realty Trust 146,808 2,613,182
PotlatchDeltic Corp. 47,154 2,358,643
PS Business Parks, Inc. 14,146 1,879,579
Rayonier, Inc. 96,334 2,830,293
Rexford Industrial Realty, Inc. 92,640 4,549,550
Sabra Health Care REIT, Inc. 145,040 2,519,345
Service Properties Trust 116,181 1,334,920
Spirit Realty Capital, Inc. 80,976 3,252,806
STORE Capital Corp. 167,738 5,699,737
Urban Edge Properties 77,407 1,001,647
Weingarten Realty Investors 84,965 1,841,192
125,651,172
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings,
Inc.*(a) 97,306 3,627,568
Casey's General Stores, Inc. 26,019 4,647,514
Grocery Outlet Holding Corp.* 60,809 2,386,753
Sprouts Farmers Market, Inc.* 83,136 1,671,033
12,332,868
Food Products 1.8%
Darling Ingredients, Inc.*(a) 114,270 6,591,094
Flowers Foods, Inc. 138,716 3,139,143
Hain Celestial Group, Inc.
(The)*(a) 58,910 2,365,236
Ingredion, Inc. 47,233 3,715,820
Lancaster Colony Corp. 13,777 2,531,248
Pilgrim's Pride Corp.* 34,443 675,427
Post Holdings, Inc.* 43,485 4,392,420
Sanderson Farms, Inc. 13,955 1,844,851
Tootsie Roll Industries, Inc.(a) 13,110 389,367
TreeHouse Foods, Inc.* 39,824 1,692,122
27,336,728
Gas Utilities 1.2%
National Fuel Gas Co. 64,170 2,639,312
New Jersey Resources Corp.
(a) 67,679 2,405,988
ONE Gas, Inc. 37,344 2,866,899
Southwest Gas Holdings, Inc. 40,335 2,450,351
Spire, Inc. 36,318 2,325,805
UGI Corp. 147,036 5,140,379
17,828,734
Health Care Equipment & Supplies 3.2%
Avanos Medical, Inc.* 33,743 1,548,129
Cantel Medical Corp.(a) 26,469 2,087,345
Globus Medical, Inc., Class A* 54,112 3,529,185
Haemonetics Corp.* 35,771 4,247,806
Hill-Rom Holdings, Inc. 46,992 4,603,806
ICU Medical, Inc.* 13,738 2,946,664
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Integra LifeSciences Holdings
Corp.*(a) 49,947 3,242,559
LivaNova plc* 34,332 2,273,122
Masimo Corp.* 35,949 9,647,993
Neogen Corp.* 37,418 2,967,247
NuVasive , Inc.*(a) 36,148 2,036,217
Penumbra, Inc.*(a) 23,968 4,194,400
Quidel Corp.*(a) 27,170 4,881,090
48,205,563
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.* 62,774 3,155,021
Amedisys , Inc.* 23,287 6,830,776
Chemed Corp. 11,322 6,030,210
Encompass Health Corp. 70,167 5,802,109
HealthEquity , Inc.*(a) 54,116 3,772,426
LHC Group, Inc.* 22,289 4,754,690
Molina Healthcare, Inc.* 42,087 8,951,063
Patterson Cos., Inc.(a) 61,183 1,812,852
Tenet Healthcare Corp.* 74,364 2,969,355
44,078,502
Hotels, Restaurants & Leisure 3.9%
Boyd Gaming Corp.*(a) 56,576 2,428,242
Caesars Entertainment,
Inc.*(a) 147,824 10,978,888
Choice Hotels International,
Inc.(a) 20,307 2,167,366
Churchill Downs, Inc.(a) 25,045 4,878,516
Cracker Barrel Old Country
Store, Inc.(a) 16,709 2,204,251
Jack in the Box, Inc. 15,990 1,483,872
Marriott Vacations Worldwide
Corp. 28,973 3,975,675
Papa John's International, Inc. 23,123 1,961,987
Penn National Gaming,
Inc.*(a) 104,729 9,045,444
Scientific Games Corp.* 39,413 1,635,245
Six Flags Entertainment Corp. 53,227 1,815,041
Texas Roadhouse, Inc.(a) 46,008 3,595,985
Wendy's Co. (The) 126,258 2,767,575
Wingstop , Inc. 20,874 2,766,849
Wyndham Destinations, Inc. 60,159 2,698,733
Wyndham Hotels & Resorts,
Inc. 65,732 3,907,110
58,310,779
Household Durables 1.4%
Helen of Troy Ltd.*(a) 17,856 3,967,425
KB Home 62,081 2,080,955
Taylor Morrison Home
Corp.*(a) 91,479 2,346,436
Tempur Sealy International,
Inc.*(a) 135,262 3,652,074
Toll Brothers, Inc. 80,966 3,519,592
TopBuild Corp.*(a) 23,342 4,296,795
TRI Pointe Group, Inc.* 91,803 1,583,602
21,446,879
Household Products 0.1%
Energizer Holdings, Inc.(a) 41,058 1,731,826

98 - Statement of Investments - December 31, 2020 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Industrial Conglomerates 0.4%
Carlisle Cos., Inc. 37,886 5,917,035
Insurance 4.3%
Alleghany Corp. 10,099 6,096,665
American Financial Group, Inc. 49,926 4,374,516
Brighthouse Financial, Inc.* 63,525 2,299,923
Brown & Brown, Inc. 167,336 7,933,400
CNO Financial Group, Inc. 99,970 2,222,333
First American Financial Corp. 78,695 4,063,023
Genworth Financial, Inc.,
Class A* 357,071 1,349,728
Hanover Insurance Group, Inc.
(The) 26,609 3,111,124
Kemper Corp. 43,336 3,329,505
Kinsale Capital Group, Inc. 15,060 3,013,958
Mercury General Corp. 18,697 976,170
Old Republic International
Corp. 199,704 3,936,166
Primerica, Inc. 27,884 3,734,504
Reinsurance Group of
America, Inc. 47,940 5,556,246
RenaissanceRe Holdings Ltd. 36,138 5,992,403
RLI Corp. 27,913 2,907,139
Selective Insurance Group,
Inc. 42,206 2,826,958
63,723,761
Interactive Media & Services 0.2%
TripAdvisor, Inc.*(a) 67,744 1,949,672
Yelp, Inc.* 48,485 1,584,005
3,533,677
Internet & Direct Marketing Retail 0.3%
Grubhub , Inc.* 65,833 4,889,417
IT Services 2.4%
Alliance Data Systems Corp. 33,665 2,494,576
CACI International, Inc., Class
A* 17,899 4,462,758
Concentrix Corp.* 30,433 3,003,737
KBR, Inc. 100,420 3,105,990
LiveRamp Holdings, Inc.*(a) 46,478 3,401,725
MAXIMUS, Inc. 43,246 3,165,175
Perspecta , Inc. 96,395 2,321,192
Sabre Corp.(a) 225,181 2,706,676
Science Applications
International Corp. 41,041 3,884,120
WEX, Inc.*(a) 31,114 6,332,632
34,878,581
Leisure Products 0.8%
Brunswick Corp. 55,834 4,256,784
Mattel, Inc.* 244,664 4,269,387
Polaris, Inc. 41,164 3,922,106
12,448,277
Life Sciences Tools & Services 2.5%
Bio- Techne Corp. 27,403 8,701,823
Charles River Laboratories
International, Inc.* 35,305 8,821,307
Medpace Holdings, Inc.* 19,550 2,721,360
PRA Health Sciences, Inc.* 45,530 5,711,283
Repligen Corp.* 35,722 6,845,407
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Syneos Health, Inc.* 53,712 3,659,399
36,460,579
Machinery 4.8%
AGCO Corp. 43,299 4,463,694
Colfax Corp.*(a) 71,001 2,715,078
Crane Co. 34,797 2,702,335
Donaldson Co., Inc. 88,982 4,972,314
Graco , Inc. 118,912 8,603,283
ITT, Inc. 60,983 4,696,911
Kennametal, Inc. 58,510 2,120,402
Lincoln Electric Holdings, Inc.
(a) 41,883 4,868,899
Middleby Corp. (The)* 39,238 5,058,563
Nordson Corp. 38,307 7,697,792
Oshkosh Corp. 48,051 4,135,750
Terex Corp. 48,854 1,704,516
Timken Co. (The) 47,686 3,688,989
Toro Co. (The) 75,712 7,180,526
Trinity Industries, Inc.(a) 59,959 1,582,318
Woodward, Inc. 41,447 5,037,054
71,228,424
Marine 0.2%
Kirby Corp.* 42,351 2,195,052
Media 1.2%
Cable One, Inc. 3,849 8,574,494
John Wiley & Sons, Inc., Class
A(a) 30,742 1,403,680
New York Times Co. (The),
Class A 102,770 5,320,403
TEGNA, Inc. 154,467 2,154,815
17,453,392
Metals & Mining 1.5%
Commercial Metals Co.(a) 83,920 1,723,717
Compass Minerals
International, Inc.(a) 23,941 1,477,638
Reliance Steel & Aluminum
Co. 44,987 5,387,193
Royal Gold, Inc. 46,286 4,922,979
Steel Dynamics, Inc. 141,020 5,199,407
United States Steel Corp.(a) 155,458 2,607,031
Worthington Industries, Inc. 25,443 1,306,244
22,624,209
Multiline Retail 0.7%
Kohl's Corp.(a) 111,221 4,525,582
Nordstrom, Inc.(a) 76,433 2,385,474
Ollie's Bargain Outlet
Holdings, Inc.*(a) 40,119 3,280,531
10,191,587
Multi-Utilities 0.6%
Black Hills Corp. 44,274 2,720,637
MDU Resources Group, Inc. 141,552 3,728,480
NorthWestern Corp. 35,602 2,075,953
8,525,070
Oil, Gas & Consumable Fuels 1.1%
Antero Midstream Corp.(a) 201,190 1,551,175
Cimarex Energy Co. 72,019 2,701,433
CNX Resources Corp.* 158,448 1,711,238

NVIT Mid Cap Index Fund - December 31, 2020 - Statement of Investments - 99
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EQT Corp. 194,462 2,471,612
Equitrans Midstream Corp.(a) 286,759 2,305,542
Murphy Oil Corp.(a) 101,882 1,232,772
World Fuel Services Corp. 44,797 1,395,875
WPX Energy, Inc.* 285,112 2,323,663
15,693,310
Paper & Forest Products 0.3%
Domtar Corp.(a) 38,814 1,228,463
Louisiana-Pacific Corp. 77,592 2,884,095
4,112,558
Personal Products 0.3%
Coty, Inc., Class A 199,716 1,402,006
Edgewell Personal Care Co.(a) 38,325 1,325,278
Nu Skin Enterprises, Inc.,
Class A 36,250 1,980,338
4,707,622
Pharmaceuticals 0.7%
Jazz Pharmaceuticals plc* 39,543 6,526,572
Nektar Therapeutics*(a) 126,228 2,145,876
Prestige Consumer
Healthcare, Inc.* 35,321 1,231,643
9,904,091
Professional Services 1.1%
ASGN, Inc.* 37,044 3,094,285
CoreLogic , Inc. 55,203 4,268,296
FTI Consulting, Inc.* 25,311 2,827,745
Insperity , Inc. 25,461 2,073,035
ManpowerGroup , Inc. 40,976 3,695,216
15,958,577
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 36,537 5,420,995
Road & Rail 0.9%
Avis Budget Group, Inc.* 36,370 1,356,601
Knight-Swift Transportation
Holdings, Inc. 88,863 3,716,251
Landstar System, Inc. 27,084 3,647,131
Ryder System, Inc. 37,968 2,344,904
Werner Enterprises, Inc. 40,928 1,605,196
12,670,083
Semiconductors & Semiconductor Equipment 5.5%
Cirrus Logic, Inc.* 41,202 3,386,805
CMC Materials, Inc. 20,500 3,101,650
Cree, Inc.*(a) 78,313 8,293,347
Enphase Energy, Inc.*(a) 89,664 15,733,342
First Solar, Inc.*(a) 59,809 5,916,306
MKS Instruments, Inc. 38,906 5,853,408
Monolithic Power Systems,
Inc.(a) 30,087 11,018,762
Semtech Corp.* 45,982 3,314,842
Silicon Laboratories, Inc.* 30,901 3,934,933
SolarEdge Technologies,
Inc.*(a) 36,347 11,599,055
Synaptics , Inc.*(a) 24,139 2,327,000
Universal Display Corp. 30,423 6,991,205
81,470,655
Common Stocks
Shares Value ($)
Software 4.2%
ACI Worldwide, Inc.*(a) 82,117 3,155,756
Blackbaud , Inc.(a) 34,972 2,012,988
CDK Global, Inc. 85,738 4,443,801
Ceridian HCM Holding, Inc.*(a) 92,314 9,836,980
CommVault Systems, Inc.* 32,725 1,811,983
Fair Isaac Corp.* 20,652 10,553,998
J2 Global, Inc.*(a) 30,417 2,971,437
Manhattan Associates, Inc.* 44,827 4,714,904
Paylocity Holding Corp.* 26,566 5,470,205
PTC, Inc.*(a) 74,521 8,913,457
Qualys , Inc.*(a) 23,812 2,901,968
SailPoint Technologies
Holdings, Inc.*(a) 63,978 3,406,189
Teradata Corp.* 76,883 1,727,561
61,921,227
Specialty Retail 2.5%
American Eagle Outfitters, Inc.
(a) 104,894 2,105,223
AutoNation, Inc.* 41,130 2,870,463
Dick's Sporting Goods, Inc. 45,892 2,579,589
Five Below, Inc.*(a) 39,655 6,938,832
Foot Locker, Inc. 73,383 2,967,608
Lithia Motors, Inc., Class A(a) 18,541 5,426,394
Murphy USA, Inc. 19,107 2,500,533
Restoration Hardware
Holdings, Inc.*(a) 11,080 4,958,522
Urban Outfitters, Inc.*(a) 48,174 1,233,254
Williams-Sonoma, Inc. 54,358 5,535,819
37,116,237
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.*(a) 90,577 3,402,978
Textiles, Apparel & Luxury Goods 0.9%
Carter's, Inc. 30,763 2,893,875
Columbia Sportswear Co. 21,443 1,873,689
Deckers Outdoor Corp.* 19,933 5,716,386
Skechers U.S.A., Inc., Class
A*(a) 96,104 3,453,978
13,937,928
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd. 79,336 3,427,315
MGIC Investment Corp. 238,945 2,998,760
New York Community
Bancorp, Inc. 327,321 3,453,237
Washington Federal, Inc. 53,387 1,374,181
11,253,493
Trading Companies & Distributors 0.8%
GATX Corp.(a) 24,670 2,052,051
MSC Industrial Direct Co., Inc.,
Class A 32,114 2,710,100
Univar Solutions, Inc.* 119,286 2,267,627
Watsco , Inc. 23,158 5,246,445
12,276,223
Water Utilities 0.5%
Essential Utilities, Inc. 158,414 7,491,398

100 - Statement of Investments - December 31, 2020 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 70,165 1,302,964
Total Common Stocks
(cost $978,683,066) 1,454,742,817
Repurchase Agreements 3.7%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $10,000,089,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $10,296,199,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $10,502,029.(b)(c) 10,296,107 10,296,107
CF Secured, LLC,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $5,000,045,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$5,100,049.(b)(c) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Bank plc,
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $25,000,278,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$25,510,276.(b)(c) 25,000,000 25,000,000
NatWest Markets Securities,
Inc.,
0.08%, dated 12/28/2020,
due 1/4/2021, repurchase
price $5,000,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.00%, maturing
1/15/2021 - 7/15/2030;
total market value
$5,100,081.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $55,296,107) 55,296,107
Total Investments
(cost $1,033,979,173) — 101.7% 1,510,038,924
Liabilities in excess of other assets — (1.7)% (24,728,017)
NET ASSETS — 100.0%
$ 1,485,310,907
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $219,925,255, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $55,296,107 and by
$170,586,511 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/14/2021 –
8/15/2050, a total value of $225,882,618.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$55,296,107.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT Mid Cap Index Fund - December 31, 2020 - Statement of Investments - 101
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 125 3/2021 USD 28,793,750 804,675
804,675
At December 31, 2020, the Fund had $1,909,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

102 - Statement of Investments - December 31, 2020 - NVIT S&P 500 Index Fund
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The) 75,773 16,219,968
General Dynamics Corp. 33,191 4,939,485
Howmet Aerospace, Inc.* 55,924 1,596,071
Huntington Ingalls Industries,
Inc. 5,724 975,827
L3Harris Technologies, Inc. 30,002 5,670,978
Lockheed Martin Corp. 35,156 12,479,677
Northrop Grumman Corp. 22,139 6,746,196
Raytheon Technologies Corp. 216,858 15,507,516
Teledyne Technologies, Inc.* 5,266 2,064,167
Textron, Inc. 32,249 1,558,594
TransDigm Group, Inc.* 7,773 4,810,321
72,568,800
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.
(a) 19,124 1,795,170
Expeditors International of
Washington, Inc. 24,252 2,306,608
FedEx Corp. 34,496 8,955,852
United Parcel Service, Inc.,
Class B 102,126 17,198,018
30,255,648
Airlines 0.3%
Alaska Air Group, Inc. 17,658 918,216
American Airlines Group, Inc.
(a) 87,213 1,375,349
Delta Air Lines, Inc. 91,062 3,661,603
Southwest Airlines Co. 84,285 3,928,524
United Airlines Holdings,
Inc.*(a) 41,907 1,812,478
11,696,170
Auto Components 0.1%
Aptiv plc(a) 38,557 5,023,592
BorgWarner, Inc. 34,372 1,328,134
6,351,726
Automobiles 2.0%
Ford Motor Co. 557,965 4,904,513
General Motors Co. 179,852 7,489,037
Tesla, Inc.*(a) 108,281 76,410,653
88,804,203
Banks 3.8%
Bank of America Corp. 1,087,022 32,947,637
Citigroup, Inc. 297,284 18,330,531
Citizens Financial Group, Inc. 60,658 2,169,130
Comerica, Inc. 20,065 1,120,831
Fifth Third Bancorp 101,727 2,804,613
First Republic Bank 24,987 3,671,340
Huntington Bancshares, Inc.
(a) 145,262 1,834,659
JPMorgan Chase & Co. 435,255 55,307,853
KeyCorp 138,956 2,280,268
M&T Bank Corp. 18,319 2,332,009
People's United Financial, Inc. 60,897 787,398
PNC Financial Services
Group, Inc. (The)(a) 60,501 9,014,649
Regions Financial Corp. 136,571 2,201,525
SVB Financial Group* 7,382 2,862,961
Truist Financial Corp. 192,499 9,226,477
Common Stocks
Shares Value ($)
Banks
US Bancorp 195,746 9,119,806
Wells Fargo & Co. 590,366 17,817,246
Zions Bancorp NA 23,711 1,030,006
174,858,939
Beverages 1.6%
Brown-Forman Corp., Class B 25,995 2,064,783
Coca-Cola Co. (The) 552,270 30,286,487
Constellation Brands, Inc.,
Class A 24,204 5,301,886
Molson Coors Beverage Co.,
Class B 26,439 1,194,779
Monster Beverage Corp.* 52,767 4,879,892
PepsiCo, Inc. 197,331 29,264,187
72,992,014
Biotechnology 1.9%
AbbVie, Inc. 252,093 27,011,765
Alexion Pharmaceuticals, Inc.* 31,249 4,882,344
Amgen, Inc. 83,128 19,112,790
Biogen, Inc.* 21,973 5,380,309
Gilead Sciences, Inc. 178,992 10,428,074
Incyte Corp.* 26,291 2,286,791
Regeneron Pharmaceuticals,
Inc.* 14,973 7,233,606
Vertex Pharmaceuticals, Inc.* 37,131 8,775,540
85,111,219
Building Products 0.5%
A O Smith Corp. 19,687 1,079,241
Allegion plc 13,041 1,517,712
Carrier Global Corp. 116,329 4,387,930
Fortune Brands Home &
Security, Inc. 19,838 1,700,513
Johnson Controls International
plc 103,367 4,815,869
Masco Corp. 37,365 2,052,459
Trane Technologies plc 34,288 4,977,246
20,530,970
Capital Markets 2.7%
Ameriprise Financial, Inc. 16,846 3,273,683
Bank of New York Mellon
Corp. (The) 116,312 4,936,281
BlackRock, Inc. 20,253 14,613,350
Cboe Global Markets, Inc. 15,427 1,436,562
Charles Schwab Corp. (The) 212,999 11,297,467
CME Group, Inc. 51,260 9,331,883
Franklin Resources, Inc.(a) 38,616 965,014
Goldman Sachs Group, Inc.
(The) 49,130 12,956,072
Intercontinental Exchange, Inc. 80,146 9,240,032
Invesco Ltd. 54,835 955,774
MarketAxess Holdings, Inc. 5,421 3,093,006
Moody's Corp. 23,062 6,693,515
Morgan Stanley 204,086 13,986,014
MSCI, Inc. 11,837 5,285,576
Nasdaq, Inc. 16,387 2,175,210
Northern Trust Corp. 29,718 2,767,935
Raymond James Financial,
Inc. 17,297 1,654,804
S&P Global, Inc. 34,355 11,293,519

NVIT S&P 500 Index Fund - December 31, 2020 - Statement of Investments - 103
Common Stocks
Shares Value ($)
Capital Markets
State Street Corp. 50,376 3,666,365
T. Rowe Price Group, Inc.(a) 32,333 4,894,893
124,516,955
Chemicals 1.8%
Air Products & Chemicals, Inc. 31,561 8,623,096
Albemarle Corp.(a) 15,171 2,238,026
Celanese Corp. 16,692 2,168,958
CF Industries Holdings, Inc. 31,155 1,206,010
Corteva, Inc. 106,381 4,119,072
Dow, Inc. 105,915 5,878,282
DuPont de Nemours, Inc. 104,787 7,451,404
Eastman Chemical Co. 19,344 1,939,816
Ecolab, Inc. 35,460 7,672,126
FMC Corp. 18,476 2,123,447
International Flavors &
Fragrances, Inc.(a) 15,170 1,651,103
Linde plc 74,945 19,748,757
LyondellBasell Industries NV,
Class A 36,714 3,365,205
Mosaic Co. (The) 48,892 1,125,005
PPG Industries, Inc. 33,728 4,864,252
Sherwin-Williams Co. (The) 11,672 8,577,870
82,752,429
Commercial Services & Supplies 0.4%
Cintas Corp. 12,549 4,435,570
Copart, Inc.* 29,671 3,775,635
Republic Services, Inc. 30,037 2,892,563
Rollins, Inc.(a) 30,806 1,203,590
Waste Management, Inc. 55,517 6,547,120
18,854,478
Communications Equipment 0.8%
Arista Networks, Inc.* 7,833 2,276,035
Cisco Systems, Inc. 603,364 27,000,539
F5 Networks, Inc.* 8,844 1,556,013
Juniper Networks, Inc.(a) 46,294 1,042,078
Motorola Solutions, Inc. 24,206 4,116,472
35,991,137
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 18,509 2,016,741
Quanta Services, Inc. 20,058 1,444,577
3,461,318
Construction Materials 0.1%
Martin Marietta Materials, Inc. 8,876 2,520,518
Vulcan Materials Co. 18,921 2,806,173
5,326,691
Consumer Finance 0.5%
American Express Co. 93,130 11,260,348
Capital One Financial Corp. 65,312 6,456,091
Discover Financial Services 43,765 3,962,046
Synchrony Financial 76,898 2,669,130
24,347,615
Containers & Packaging 0.4%
Amcor plc 223,965 2,636,068
Avery Dennison Corp. 11,793 1,829,212
Ball Corp. 46,709 4,352,345
International Paper Co. 56,130 2,790,784
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 13,490 1,860,406
Sealed Air Corp. 22,683 1,038,654
Westrock Co. 37,780 1,644,563
16,152,032
Distributors 0.1%
Genuine Parts Co.(a) 20,467 2,055,501
LKQ Corp.* 39,791 1,402,235
Pool Corp. 5,697 2,122,132
5,579,868
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 277,888 64,433,891
Diversified Telecommunication Services 1.4%
AT&T, Inc. 1,017,526 29,264,048
CenturyLink, Inc.(a) 139,710 1,362,172
Verizon Communications, Inc. 590,881 34,714,259
65,340,479
Electric Utilities 1.8%
Alliant Energy Corp. 35,548 1,831,789
American Electric Power Co.,
Inc. 70,880 5,902,178
Duke Energy Corp. 105,088 9,621,857
Edison International(a) 54,048 3,395,295
Entergy Corp. 28,591 2,854,525
Evergy, Inc. 32,228 1,788,976
Eversource Energy 49,028 4,241,412
Exelon Corp. 139,303 5,881,373
FirstEnergy Corp. 77,477 2,371,571
NextEra Energy, Inc. 279,737 21,581,710
NRG Energy, Inc. 34,740 1,304,487
Pinnacle West Capital Corp. 15,838 1,266,248
PPL Corp. 109,781 3,095,824
Southern Co. (The) 150,821 9,264,934
Xcel Energy, Inc. 75,030 5,002,250
79,404,429
Electrical Equipment 0.5%
AMETEK, Inc. 32,851 3,973,000
Eaton Corp. plc 56,916 6,837,888
Emerson Electric Co. 85,395 6,863,196
Rockwell Automation, Inc.(a) 16,589 4,160,687
21,834,771
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 42,717 5,586,102
CDW Corp. 20,404 2,689,043
Corning, Inc. 109,093 3,927,348
FLIR Systems, Inc. 18,030 790,255
IPG Photonics Corp.* 5,177 1,158,561
Keysight Technologies, Inc.* 26,459 3,494,969
TE Connectivity Ltd. 47,227 5,717,773
Vontier Corp.* 19,449 649,597
Zebra Technologies Corp.,
Class A* 7,613 2,925,904
26,939,552
Energy Equipment & Services 0.2%
Baker Hughes Co.(a) 97,928 2,041,799
Halliburton Co. 125,627 2,374,350
National Oilwell Varco, Inc. 55,858 766,931

104 - Statement of Investments - December 31, 2020 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 198,769 4,339,127
TechnipFMC plc 59,833 562,430
10,084,637
Entertainment 2.2%
Activision Blizzard, Inc. 110,357 10,246,648
Electronic Arts, Inc. 41,420 5,947,912
Live Nation Entertainment,
Inc.*(a) 20,096 1,476,654
Netflix, Inc.* 63,084 34,111,411
Take-Two Interactive Software,
Inc.* 16,375 3,402,561
Walt Disney Co. (The)* 258,520 46,838,654
102,023,840
Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate
Equities, Inc. 17,681 3,151,108
American Tower Corp. 63,429 14,237,273
AvalonBay Communities, Inc. 19,935 3,198,172
Boston Properties, Inc. 20,226 1,911,964
Crown Castle International
Corp. 61,585 9,803,716
Digital Realty Trust, Inc. 40,005 5,581,098
Duke Realty Corp. 52,560 2,100,823
Equinix, Inc. 12,723 9,086,512
Equity Residential 48,427 2,870,753
Essex Property Trust, Inc. 9,311 2,210,618
Extra Space Storage, Inc. 18,413 2,133,330
Federal Realty Investment
Trust 9,748 829,750
Healthpeak Properties, Inc. 76,873 2,323,871
Host Hotels & Resorts, Inc. 100,715 1,473,460
Iron Mountain, Inc. 40,439 1,192,142
Kimco Realty Corp. 61,757 926,973
Mid-America Apartment
Communities, Inc. 16,304 2,065,554
Prologis, Inc. 105,554 10,519,512
Public Storage 21,707 5,012,798
Realty Income Corp. 50,044 3,111,235
Regency Centers Corp. 22,533 1,027,279
SBA Communications Corp. 15,866 4,476,275
Simon Property Group, Inc. 46,820 3,992,810
SL Green Realty Corp. 10,268 611,767
UDR, Inc. 41,815 1,606,950
Ventas, Inc. 53,477 2,622,512
Vornado Realty Trust 21,969 820,322
Welltower, Inc. 59,587 3,850,512
Weyerhaeuser Co. 106,582 3,573,694
106,322,783
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 63,003 23,738,270
Kroger Co. (The) 110,566 3,511,576
Sysco Corp. 72,732 5,401,078
Walgreens Boots Alliance, Inc. 102,237 4,077,212
Walmart, Inc. 197,958 28,535,646
65,263,782
Food Products 1.0%
Archer-Daniels-Midland Co. 79,447 4,004,923
Campbell Soup Co.(a) 29,032 1,403,697
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 69,734 2,528,555
General Mills, Inc. 87,288 5,132,534
Hershey Co. (The) 21,066 3,208,984
Hormel Foods Corp.(a) 39,901 1,859,786
J M Smucker Co. (The) 16,291 1,883,240
Kellogg Co. 36,453 2,268,470
Kraft Heinz Co. (The)(a) 92,527 3,206,986
Lamb Weston Holdings, Inc. 20,703 1,630,154
McCormick & Co., Inc. (Non-
Voting)(a) 35,511 3,394,852
Mondelez International, Inc.,
Class A 204,214 11,940,392
Tyson Foods, Inc., Class A 41,998 2,706,351
45,168,924
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 17,824 1,700,944
Health Care Equipment & Supplies 3.8%
Abbott Laboratories 253,077 27,709,401
ABIOMED, Inc.* 6,551 2,123,834
Align Technology, Inc.* 10,246 5,475,257
Baxter International, Inc. 72,940 5,852,705
Becton Dickinson and Co. 41,414 10,362,611
Boston Scientific Corp.* 204,465 7,350,517
Cooper Cos., Inc. (The) 7,002 2,543,967
Danaher Corp. 90,277 20,054,133
DENTSPLY SIRONA, Inc. 31,208 1,634,051
DexCom, Inc.* 13,712 5,069,601
Edwards Lifesciences Corp.* 88,994 8,118,923
Hologic, Inc.* 36,699 2,672,788
IDEXX Laboratories, Inc.* 12,180 6,088,416
Intuitive Surgical, Inc.* 16,786 13,732,627
Medtronic plc 192,199 22,514,191
ResMed, Inc. 20,693 4,398,504
STERIS plc(a) 12,143 2,301,584
Stryker Corp. 46,684 11,439,447
Teleflex, Inc. 6,649 2,736,529
Varian Medical Systems, Inc.* 12,988 2,273,030
West Pharmaceutical
Services, Inc. 10,556 2,990,620
Zimmer Biomet Holdings, Inc. 29,597 4,560,602
172,003,338
Health Care Providers & Services 2.6%
AmerisourceBergen Corp. 20,999 2,052,862
Anthem, Inc. 35,513 11,402,869
Cardinal Health, Inc. 41,740 2,235,594
Centene Corp.* 82,790 4,969,884
Cigna Corp. 51,586 10,739,174
CVS Health Corp. 186,901 12,765,338
DaVita, Inc.* 10,555 1,239,157
HCA Healthcare, Inc. 37,687 6,198,004
Henry Schein, Inc.* 20,387 1,363,075
Humana, Inc.(a) 18,898 7,753,283
Laboratory Corp. of America
Holdings* 13,908 2,830,973
McKesson Corp. 22,927 3,987,464
Quest Diagnostics, Inc. 19,131 2,279,841
UnitedHealth Group, Inc. 135,483 47,511,179

NVIT S&P 500 Index Fund - December 31, 2020 - Statement of Investments - 105
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 11,098 1,525,975
118,854,672
Health Care Technology 0.1%
Cerner Corp. 43,761 3,434,363
Hotels, Restaurants & Leisure 1.7%
Carnival Corp. 106,194 2,300,162
Chipotle Mexican Grill, Inc.* 3,995 5,539,907
Darden Restaurants, Inc. 18,456 2,198,479
Domino's Pizza, Inc. 5,584 2,141,241
Hilton Worldwide Holdings,
Inc. 39,617 4,407,787
Las Vegas Sands Corp. 46,899 2,795,180
Marriott International, Inc.,
Class A 37,975 5,009,662
McDonald's Corp. 106,395 22,830,239
MGM Resorts International 59,265 1,867,440
Norwegian Cruise Line
Holdings Ltd.*(a) 45,070 1,146,130
Royal Caribbean Cruises Ltd.
(a) 26,588 1,985,858
Starbucks Corp. 167,593 17,929,099
Wynn Resorts Ltd.(a) 13,757 1,552,202
Yum! Brands, Inc. 43,075 4,676,222
76,379,608
Household Durables 0.4%
DR Horton, Inc. 47,349 3,263,293
Garmin Ltd. 21,155 2,531,407
Leggett & Platt, Inc. 19,045 843,694
Lennar Corp., Class A 39,284 2,994,619
Mohawk Industries, Inc.* 8,338 1,175,241
Newell Brands, Inc. 53,401 1,133,703
NVR, Inc.* 492 2,007,291
PulteGroup, Inc. 38,281 1,650,677
Whirlpool Corp. 8,999 1,624,230
17,224,155
Household Products 1.6%
Church & Dwight Co., Inc. 35,316 3,080,615
Clorox Co. (The) 17,999 3,634,358
Colgate-Palmolive Co. 122,396 10,466,082
Kimberly-Clark Corp. 48,568 6,548,423
Procter & Gamble Co. (The) 354,065 49,264,604
72,994,082
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 94,900 2,230,150
Industrial Conglomerates 1.2%
3M Co. 82,365 14,396,578
General Electric Co. 1,250,828 13,508,942
Honeywell International, Inc. 100,194 21,311,264
Roper Technologies, Inc. 14,975 6,455,573
55,672,357
Insurance 1.8%
Aflac, Inc. 93,281 4,148,206
Allstate Corp. (The) 43,418 4,772,941
American International Group,
Inc. 123,018 4,657,461
Common Stocks
Shares Value ($)
Insurance
Aon plc, Class A(a) 32,644 6,896,698
Arthur J Gallagher & Co. 27,272 3,373,819
Assurant, Inc. 8,581 1,168,904
Chubb Ltd. 64,452 9,920,452
Cincinnati Financial Corp.(a) 21,366 1,866,747
Everest Re Group Ltd. 5,677 1,328,929
Globe Life, Inc. 13,749 1,305,605
Hartford Financial Services
Group, Inc. (The) 51,166 2,506,111
Lincoln National Corp. 25,941 1,305,092
Loews Corp. 33,362 1,501,957
Marsh & McLennan Cos., Inc. 72,422 8,473,374
MetLife, Inc. 109,229 5,128,302
Principal Financial Group, Inc. 36,046 1,788,242
Progressive Corp. (The) 83,618 8,268,148
Prudential Financial, Inc. 56,545 4,414,468
Travelers Cos., Inc. (The)(a) 36,170 5,077,183
Unum Group 29,643 680,010
W R Berkley Corp. 19,899 1,321,692
Willis Towers Watson plc 18,406 3,877,776
83,782,117
Interactive Media & Services 5.4%
Alphabet, Inc., Class A* 42,929 75,239,083
Alphabet, Inc., Class C* 41,450 72,615,426
Facebook, Inc., Class A* 343,264 93,765,994
Twitter, Inc.* 113,498 6,145,917
247,766,420
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.* 60,899 198,343,780
Booking Holdings, Inc.* 5,848 13,025,075
eBay, Inc. 93,510 4,698,877
Etsy, Inc.* 18,005 3,203,270
Expedia Group, Inc. 19,387 2,566,839
221,837,841
IT Services 5.5%
Accenture plc, Class A 90,467 23,630,885
Akamai Technologies, Inc.* 23,219 2,437,763
Automatic Data Processing,
Inc. 61,231 10,788,902
Broadridge Financial
Solutions, Inc. 16,430 2,517,076
Cognizant Technology
Solutions Corp., Class A 76,342 6,256,227
DXC Technology Co. 36,630 943,223
Fidelity National Information
Services, Inc. 88,603 12,533,780
Fiserv, Inc.* 79,458 9,047,088
FleetCor Technologies, Inc.* 11,909 3,249,132
Gartner, Inc.* 12,713 2,036,495
Global Payments, Inc. 42,743 9,207,697
International Business
Machines Corp. 127,235 16,016,342
Jack Henry & Associates, Inc. 10,885 1,763,261
Leidos Holdings, Inc. 18,942 1,991,183
Mastercard, Inc., Class A 125,618 44,838,089
Paychex, Inc. 45,687 4,257,115
PayPal Holdings, Inc.* 167,307 39,183,299
VeriSign, Inc.* 14,339 3,102,960

106 - Statement of Investments - December 31, 2020 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
IT Services
Visa, Inc., Class A(a) 242,127 52,960,439
Western Union Co. (The) 58,704 1,287,966
248,048,922
Leisure Products 0.0%
†
Hasbro, Inc. 18,086 1,691,764
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. 43,694 5,177,302
Bio-Rad Laboratories, Inc.,
Class A* 3,095 1,804,199
Illumina, Inc.* 20,847 7,713,390
IQVIA Holdings, Inc.* 27,377 4,905,137
Mettler-Toledo International,
Inc.* 3,398 3,872,633
PerkinElmer, Inc. 15,926 2,285,381
Thermo Fisher Scientific, Inc. 56,593 26,359,887
Waters Corp.* 8,840 2,187,193
54,305,122
Machinery 1.7%
Caterpillar, Inc. 77,572 14,119,655
Cummins, Inc. 21,134 4,799,531
Deere & Co. 44,747 12,039,180
Dover Corp. 20,577 2,597,846
Flowserve Corp.(a) 18,962 698,750
Fortive Corp. 47,984 3,398,227
IDEX Corp. 10,759 2,143,193
Illinois Tool Works, Inc. 41,128 8,385,177
Ingersoll Rand, Inc.* 53,077 2,418,188
Otis Worldwide Corp. 58,145 3,927,695
PACCAR, Inc. 49,468 4,268,099
Parker-Hannifin Corp. 18,391 5,009,892
Pentair plc 24,150 1,282,124
Snap-on, Inc.(a) 7,620 1,304,087
Stanley Black & Decker, Inc. 22,878 4,085,096
Westinghouse Air Brake
Technologies Corp. 25,546 1,869,967
Xylem, Inc. 25,735 2,619,566
74,966,273
Media 1.3%
Charter Communications, Inc.,
Class A*(a) 20,834 13,782,733
Comcast Corp., Class A 651,965 34,162,966
Discovery, Inc., Class A*(a) 22,892 688,820
Discovery, Inc., Class C* 42,123 1,103,201
DISH Network Corp., Class A* 35,309 1,141,893
Fox Corp., Class A(a) 48,198 1,403,526
Fox Corp., Class B 22,089 637,930
Interpublic Group of Cos., Inc.
(The) 54,940 1,292,189
News Corp., Class A(a) 56,666 1,018,288
News Corp., Class B 16,744 297,541
Omnicom Group, Inc. 31,102 1,939,832
ViacomCBS, Inc.(a) 80,674 3,005,913
60,474,832
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 207,456 5,398,005
Newmont Corp. 114,712 6,870,102
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 42,823 2,277,755
14,545,862
Multiline Retail 0.5%
Dollar General Corp. 34,984 7,357,135
Dollar Tree, Inc.* 33,583 3,628,308
Target Corp. 71,506 12,622,954
23,608,397
Multi-Utilities 0.8%
Ameren Corp. 35,299 2,755,440
CenterPoint Energy, Inc. 77,378 1,674,460
CMS Energy Corp. 40,886 2,494,455
Consolidated Edison, Inc. 48,687 3,518,610
Dominion Energy, Inc. 116,491 8,760,123
DTE Energy Co. 27,639 3,355,651
NiSource, Inc. 55,683 1,277,368
Public Service Enterprise
Group, Inc. 72,230 4,211,009
Sempra Energy 41,069 5,232,601
WEC Energy Group, Inc. 45,041 4,145,123
37,424,840
Oil, Gas & Consumable Fuels 2.0%
Apache Corp. 55,000 780,450
Cabot Oil & Gas Corp. 55,441 902,579
Chevron Corp. 274,879 23,213,532
Concho Resources, Inc. 27,951 1,630,941
ConocoPhillips 152,494 6,098,235
Devon Energy Corp. 52,956 837,234
Diamondback Energy, Inc. 22,702 1,098,777
EOG Resources, Inc. 83,301 4,154,221
Exxon Mobil Corp. 603,752 24,886,657
Hess Corp. 39,024 2,060,077
HollyFrontier Corp. 21,703 561,023
Kinder Morgan, Inc. 277,994 3,800,178
Marathon Oil Corp. 115,167 768,164
Marathon Petroleum Corp. 92,907 3,842,633
Occidental Petroleum Corp.(a) 117,707 2,037,508
ONEOK, Inc. 63,456 2,435,441
Phillips 66 62,371 4,362,228
Pioneer Natural Resources
Co.(a) 23,477 2,673,796
Valero Energy Corp. 58,228 3,293,958
Williams Cos., Inc. (The) 173,289 3,474,444
92,912,076
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 32,348 8,610,714
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co. 322,671 20,015,282
Catalent, Inc.* 23,554 2,451,265
Eli Lilly & Co. 113,370 19,141,391
Johnson & Johnson 375,902 59,159,457
Merck & Co., Inc. 361,265 29,551,477
Perrigo Co. plc 18,946 847,265
Pfizer, Inc. 793,687 29,215,618
Viatris, Inc.* 175,768 3,293,892
Zoetis, Inc. 67,864 11,231,492
174,907,139

NVIT S&P 500 Index Fund - December 31, 2020 - Statement of Investments - 107
Common Stocks
Shares Value ($)
Professional Services 0.3%
Equifax, Inc. 17,369 3,349,438
IHS Markit Ltd. 53,218 4,780,573
Nielsen Holdings plc 49,686 1,036,947
Robert Half International, Inc.
(a) 15,999 999,618
Verisk Analytics, Inc. 23,216 4,819,409
14,985,985
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 47,900 3,004,288
Road & Rail 1.0%
CSX Corp. 109,203 9,910,172
JB Hunt Transport Services,
Inc. 11,921 1,629,005
Kansas City Southern 13,365 2,728,197
Norfolk Southern Corp. 36,267 8,617,402
Old Dominion Freight Line, Inc. 13,750 2,683,725
Union Pacific Corp. 96,222 20,035,345
45,603,846
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.* 171,736 15,749,909
Analog Devices, Inc. 52,759 7,794,087
Applied Materials, Inc. 130,408 11,254,210
Broadcom, Inc. 57,759 25,289,778
Intel Corp.(a) 585,156 29,152,472
KLA Corp. 22,055 5,710,260
Lam Research Corp. 20,563 9,711,288
Maxim Integrated Products,
Inc. 38,168 3,383,593
Microchip Technology, Inc.(a) 37,135 5,128,715
Micron Technology, Inc.* 158,958 11,950,463
NVIDIA Corp. 88,387 46,155,691
Qorvo, Inc.* 16,286 2,707,873
QUALCOMM, Inc. 161,496 24,602,301
Skyworks Solutions, Inc. 23,715 3,625,549
Teradyne, Inc. 23,600 2,829,404
Texas Instruments, Inc. 131,074 21,513,176
Xilinx, Inc. 35,001 4,962,092
231,520,861
Software 8.5%
Adobe, Inc.* 68,499 34,257,720
ANSYS, Inc.* 12,263 4,461,279
Autodesk, Inc.* 31,398 9,587,065
Cadence Design Systems,
Inc.* 39,829 5,433,871
Citrix Systems, Inc. 17,581 2,287,288
Fortinet, Inc.* 19,215 2,854,004
Intuit, Inc. 37,518 14,251,212
Microsoft Corp. 1,079,568 240,117,515
NortonLifeLock, Inc. 85,726 1,781,386
Oracle Corp. 270,854 17,521,545
Paycom Software, Inc.* 6,925 3,131,831
salesforce.com, Inc.* 130,653 29,074,212
ServiceNow, Inc.* 27,790 15,296,450
Synopsys, Inc.* 21,791 5,649,099
Tyler Technologies, Inc.* 5,777 2,521,776
388,226,253
Specialty Retail 2.2%
Advance Auto Parts, Inc. 9,689 1,526,114
Common Stocks
Shares Value ($)
Specialty Retail
AutoZone, Inc.* 3,309 3,922,621
Best Buy Co., Inc. 32,693 3,262,434
CarMax, Inc.* 23,254 2,196,573
Gap, Inc. (The) 29,374 593,061
Home Depot, Inc. (The) 153,729 40,833,497
L Brands, Inc. 33,683 1,252,671
Lowe's Cos., Inc. 104,626 16,793,519
O'Reilly Automotive, Inc.* 10,345 4,681,837
Ross Stores, Inc. 50,834 6,242,924
Tiffany & Co. 15,430 2,028,274
TJX Cos., Inc. (The) 171,439 11,707,569
Tractor Supply Co. 16,535 2,324,490
Ulta Beauty, Inc.* 8,040 2,308,766
99,674,350
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. 2,282,036 302,803,357
Hewlett Packard Enterprise
Co. 183,571 2,175,316
HP, Inc. 196,123 4,822,665
NetApp, Inc. 32,055 2,123,323
Seagate Technology plc(a) 31,918 1,984,023
Western Digital Corp. 43,287 2,397,667
Xerox Holdings Corp. 23,795 551,806
316,858,157
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.(a) 50,717 739,454
NIKE, Inc., Class B 179,175 25,347,887
PVH Corp. 9,872 926,882
Ralph Lauren Corp. 6,962 722,238
Tapestry, Inc. 39,988 1,242,827
Under Armour, Inc., Class
A*(a) 26,578 456,344
Under Armour, Inc., Class
C*(a) 26,953 401,061
VF Corp. 45,665 3,900,248
33,736,941
Tobacco 0.6%
Altria Group, Inc. 265,365 10,879,965
Philip Morris International, Inc. 222,370 18,410,012
29,289,977
Trading Companies & Distributors 0.2%
Fastenal Co. 81,976 4,002,888
United Rentals, Inc.*(a) 10,300 2,388,673
WW Grainger, Inc. 6,437 2,628,485
9,020,046
Water Utilities 0.1%
American Water Works Co.,
Inc. 25,884 3,972,417
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.* 83,298 11,232,735
Total Common Stocks
(cost $1,742,592,690) 4,519,471,144

108 - Statement of Investments - December 31, 2020 - NVIT S&P 500 Index Fund
Repurchase Agreements 0.9%
Principal
Amount ($) Value ($)
Bank of America NA,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $4,000,036,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050; total
market value $4,080,000.
(b)(c) 4,000,000 4,000,000
BofA Securities, Inc.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $4,000,036,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.00%, maturing
12/25/2029 - 8/25/2050;
total market value
$4,080,000.(b)(c) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $7,090,330,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $7,232,072.(b)(c) 7,090,266 7,090,266
CF Secured, LLC,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $8,000,072,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$8,160,079.(b)(c) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Bank plc,
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $12,000,134,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$12,244,932.(b)(c) 12,000,000 12,000,000
NatWest Markets Securities,
Inc.,
0.08%, dated 12/28/2020,
due 1/4/2021, repurchase
price $5,000,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.00%, maturing
1/15/2021 - 7/15/2030;
total market value
$5,100,081.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $40,090,266) 40,090,266
Total Investments
(cost $1,782,682,956) — 100.1% 4,559,561,410
Liabilities in excess of other assets — (0.1)% (6,032,542)
NET ASSETS — 100.0%
$ 4,553,528,868
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $194,976,719, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $40,090,266 and by
$157,508,676 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/21/2021 –
8/15/2050, a total value of $197,598,942.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$40,090,266.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT S&P 500 Index Fund - December 31, 2020 - Statement of Investments - 109
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 176 3/2021 USD 32,989,440 618,752
618,752
At December 31, 2020, the Fund had $2,145,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

110 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks 98.3%
Shares Value ($)
Aerospace & Defense 0.9%
AAR Corp. 5,966 216,089
Aerojet Rocketd yne Holdings,
Inc.*(a) 13,127 693,762
AeroVironment , Inc.* 3,898 338,736
Astronics Corp.* 4,709 62,300
Cubic Corp.(a) 5,626 349,037
Ducommun, Inc.* 1,883 101,117
Kaman Corp. 4,929 281,594
Kratos Defense & Security
Solutions, Inc.*(a) 21,729 596,026
Maxar Technologies, Inc. 10,956 422,792
Moog, Inc., Class A 5,316 421,559
National Presto Industries, Inc.
(a) 967 85,512
PAE, Inc.*(a) 11,266 103,422
Park Aerospace Corp.(a) 3,760 50,422
Parsons Corp.*(a) 4,156 151,320
Triumph Group, Inc. 9,679 121,568
Vectrus , Inc.* 2,081 103,467
4,098,723
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.*(a) 10,649 333,739
Atlas Air Worldwide Holdings,
Inc.* 4,713 257,047
Echo Global Logistics, Inc.* 4,546 121,924
Forward Air Corp. 4,962 381,280
Hub Group, Inc., Class A* 5,835 332,595
Radiant Logistics, Inc.* 6,586 38,199
1,464,784
Airlines 0.3%
Allegiant Travel Co.(a) 2,334 441,686
Hawaiian Holdings, Inc. 8,335 147,530
Mesa Air Group, Inc.*(a) 5,941 39,745
SkyWest, Inc. 8,756 352,954
Spirit Airlines, Inc.*(a) 17,717 433,181
1,415,096
Auto Components 1.4%
Adient plc* 15,776 548,532
American Axle &
Manufacturing Holdings,
Inc.* 20,624 172,004
Cooper Tire & Rubber Co. 9,054 366,687
Cooper-Standard Holdings,
Inc.* 3,006 104,218
Dana, Inc. 25,941 506,368
Dorman Products, Inc.* 4,848 420,903
Fox Factory Holding Corp.* 7,420 784,368
Gentherm , Inc.* 5,932 386,885
Goodyear Tire & Rubber Co.
(The) 41,412 451,805
LCI Industries 4,433 574,871
Modine Manufacturing Co.* 9,281 116,569
Motorcar Parts of America,
Inc.*(a) 3,544 69,533
Patrick Industries, Inc. 3,996 273,127
Standard Motor Products, Inc. 3,858 156,095
Stoneridge, Inc.*(a) 4,614 139,481
Common Stocks
Shares Value ($)
Auto Components
Tenneco, Inc., Class A* 9,558 101,315
Visteon Corp.*(a) 4,980 625,090
Workhorse Group, Inc.*(a) 16,929 334,856
XPEL, Inc. Reg. S*(a) 2,964 152,824
6,285,531
Automobiles 0.1%
Winnebago Industries, Inc.(a) 5,588 334,945
Banks 7.6%
1st Constitution Bancorp(a) 2,162 34,311
1st Source Corp. 2,855 115,057
ACNB Corp.(a) 1,741 43,525
Allegiance Bancshares, Inc.(a) 3,172 108,260
Altabancorp 3,102 86,608
Amalgamated Bank, Class A 2,311 31,753
Amerant Bancorp, Inc.*(a) 4,561 69,327
American National
Bankshares , Inc.(a) 1,983 51,974
Ameris Bancorp(a) 11,880 452,272
Ames National Corp.(a) 1,939 46,575
Arrow Financial Corp. 2,526 75,553
Atlantic Capital Bancshares,
Inc.*(a) 3,965 63,123
Atlantic Union Bankshares
Corp. 13,997 461,061
Auburn National Bancorp, Inc.
(a) 518 21,595
Banc of California, Inc.(a) 8,402 123,593
BancFirst Corp.(a) 3,384 198,641
Bancorp, Inc. (The)* 9,596 130,985
BancorpSouth Bank 17,704 485,798
Bank First Corp.(a) 1,148 74,413
Bank of Commerce
Holdings(a) 2,924 28,948
Bank of Marin Bancorp 2,384 81,867
Bank of NT Butterfield & Son
Ltd. (The) 9,203 286,765
Bank of Princeton (The)(a) 1,312 30,714
Bank7 Corp. 666 9,457
BankFinancial Corp. 2,483 21,801
BankUnited , Inc.(a) 16,438 571,714
Bankwell Financial Group, Inc.
(a) 1,401 27,390
Banner Corp. 5,471 254,894
Bar Harbor Bankshares (a) 2,536 57,288
BayCom Corp.*(a) 1,787 27,109
BCB Bancorp, Inc.(a) 2,763 30,586
Berkshire Hills Bancorp, Inc.(a) 7,713 132,047
Boston Private Financial
Holdings, Inc. 14,139 119,475
Bridge Bancorp, Inc. 3,151 76,191
Brookline Bancorp, Inc. 13,344 160,662
Bryn Mawr Bank Corp. 3,684 112,712
Business First Bancshares,
Inc.(a) 3,364 68,491
Byline Bancorp, Inc. 4,619 71,364
C&F Financial Corp. 640 23,750
Cadence Bancorp 20,381 334,656
California Bancorp*(a) 1,325 20,617
Cambridge Bancorp(a) 1,164 81,189

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 111
Common Stocks
Shares Value ($)
Banks
Camden National Corp. 2,777 99,361
Capital Bancorp, Inc.* 1,347 18,764
Capital City Bank Group, Inc. 2,494 61,303
Capstar Financial Holdings,
Inc. 2,858 42,155
Carter Bankshares , Inc. 4,072 43,652
Cathay General Bancorp 13,574 436,947
CB Financial Services, Inc. 1,171 23,432
CBTX, Inc.(a) 3,071 78,341
Central Pacific Financial Corp. 4,275 81,268
Central Valley Community
Bancorp 2,347 34,947
Century Bancorp, Inc., Class
A(a) 493 38,138
Chemung Financial Corp. 604 20,506
ChoiceOne Financial Services,
Inc.(a) 1,292 39,807
CIT Group, Inc. 17,669 634,317
Citizens & Northern Corp.(a) 2,453 48,668
Citizens Holding Co. 994 20,824
City Holding Co.(a) 2,890 201,000
Civista Bancshares, Inc.(a) 3,025 53,028
CNB Financial Corp. 2,659 56,610
Coastal Financial Corp.*(a) 2,019 42,399
Codorus Valley Bancorp, Inc.
(a) 1,676 28,425
Colony Bankcorp , Inc. 1,873 27,439
Columbia Banking System,
Inc.(a) 12,820 460,238
Community Bank System, Inc.
(a) 9,487 591,135
Community Bankers Trust
Corp.(a) 3,358 22,667
Community Financial Corp.
(The)(a) 755 19,992
Community Trust Bancorp, Inc. 2,950 109,298
ConnectOne Bancorp, Inc. 6,546 129,545
County Bancorp, Inc.(a) 1,066 23,537
CrossFirst Bankshares ,
Inc.*(a) 8,929 95,987
Customers Bancorp, Inc.* 5,541 100,735
CVB Financial Corp. 23,096 450,372
Dime Community Bancshares,
Inc. 5,255 82,871
Eagle Bancorp Montana, Inc.
(a) 1,525 32,361
Eagle Bancorp, Inc. 5,728 236,566
Eastern Bankshares , Inc.*(a) 29,941 488,338
Enterprise Bancorp, Inc. 1,849 47,242
Enterprise Financial Services
Corp. 4,218 147,419
Equity Bancshares, Inc., Class
A*(a) 2,895 62,503
Esquire Financial Holdings,
Inc.* 1,394 26,751
Evans Bancorp, Inc. 849 23,381
Farmers & Merchants
Bancorp, Inc.(a) 1,979 45,517
Farmers National Banc Corp. 5,210 69,137
Common Stocks
Shares Value ($)
Banks
FB Financial Corp. 5,556 192,960
Fidelity D&D Bancorp, Inc.(a) 798 51,359
Financial Institutions, Inc. 3,124 70,290
First Bancorp, Inc. (The) 2,016 51,206
First Bancorp/NC 5,338 180,585
First Bancorp/PR 38,677 356,602
First Bancshares, Inc. (The)(a) 3,690 113,947
First Bank 2,813 26,386
First Busey Corp. 9,593 206,729
First Business Financial
Services, Inc. 1,460 26,879
First Capital, Inc.(a) 622 37,668
First Choice Bancorp 2,316 42,823
First Commonwealth Financial
Corp. 14,809 162,010
First Community Bankshares ,
Inc. 3,334 71,948
First Community Corp. 1,602 27,218
First Financial Bancorp 17,145 300,552
First Financial Bankshares ,
Inc. 23,151 837,487
First Financial Corp. 2,359 91,647
First Foundation, Inc.(a) 7,229 144,580
First Guaranty Bancshares,
Inc. 451 8,014
First Internet Bancorp 1,933 55,554
First Interstate BancSystem ,
Inc., Class A 7,543 307,528
First Merchants Corp.(a) 9,653 361,119
First Mid Bancshares, Inc. 2,726 91,757
First Midwest Bancorp, Inc. 20,274 322,762
First Northwest Bancorp(a) 1,753 27,347
First of Long Island Corp.
(The) 4,323 77,166
First Savings Financial Group,
Inc. 365 23,725
First United Corp.(a) 1,582 24,521
First Western Financial,
Inc.*(a) 1,162 22,740
Flushing Financial Corp. 5,383 89,573
FNCB Bancorp, Inc.(a) 3,053 19,539
Franklin Financial Services
Corp.(a) 746 20,164
Fulton Financial Corp.(a) 28,424 361,553
FVCBankcorp , Inc.*(a) 1,843 27,092
German American Bancorp,
Inc.(a) 4,413 146,026
Glacier Bancorp, Inc. 17,414 801,218
Great Southern Bancorp, Inc.
(a) 1,895 92,666
Great Western Bancorp, Inc. 9,787 204,548
Guaranty Bancshares, Inc. 1,405 42,080
Hancock Whitney Corp. 15,402 523,976
Hanmi Financial Corp. 5,514 62,529
HarborOne Bancorp, Inc.(a) 9,572 103,952
Hawthorn Bancshares, Inc.(a) 1,339 29,324
HBT Financial, Inc. 2,251 34,103
Heartland Financial USA, Inc.
(a) 6,213 250,819

112 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Heritage Commerce Corp. 11,535 102,315
Heritage Financial Corp.(a) 5,919 138,445
Hilltop Holdings, Inc.(a) 12,914 355,264
Home BancShares , Inc.(a) 27,465 535,018
HomeTrust Bancshares, Inc.
(a) 2,717 52,465
Hope Bancorp, Inc. 21,019 229,317
Horizon Bancorp, Inc.(a) 7,628 120,980
Howard Bancorp, Inc.* 2,455 28,994
Independent Bank Corp./MA 5,867 428,526
Independent Bank Corp./MI 3,710 68,524
Independent Bank Group, Inc. 6,638 415,008
International Bancshares Corp. 9,529 356,766
Investar Holding Corp. 1,779 29,425
Investors Bancorp, Inc. 41,363 436,793
Lakeland Bancorp, Inc.(a) 9,006 114,376
Lakeland Financial Corp. 4,446 238,217
Landmark Bancorp, Inc.(a) 937 21,401
LCNB Corp. 2,679 39,355
Level One Bancorp, Inc. 959 19,401
Limestone Bancorp, Inc.*(a) 925 11,618
Live Oak Bancshares, Inc.(a) 5,066 240,432
Macatawa Bank Corp. 4,756 39,808
Mackinac Financial Corp.(a) 1,953 24,920
MainStreet Bancshares,
Inc.*(a) 1,133 19,159
Mercantile Bank Corp. 2,747 74,636
Meridian Corp. 913 18,990
Metrocity Bankshares , Inc.(a) 3,455 49,821
Metropolitan Bank Holding
Corp.* 1,425 51,685
Mid Penn Bancorp, Inc.(a) 1,068 23,389
Middlefield Banc Corp.(a) 1,361 30,623
Midland States Bancorp, Inc. 3,979 71,105
MidWestOne Financial Group,
Inc. 2,578 63,161
MVB Financial Corp.(a) 1,609 36,492
National Bank Holdings Corp.,
Class A 5,315 174,119
National Bankshares , Inc.(a) 1,366 42,769
NBT Bancorp, Inc. 7,692 246,913
Nicolet Bankshares , Inc.*(a) 1,685 111,800
Northeast Bank 1,084 24,412
Northrim Bancorp, Inc. 1,166 39,586
Norwood Financial Corp.(a) 1,310 34,283
Oak Valley Bancorp 1,041 17,301
OceanFirst Financial Corp. 11,035 205,582
OFG Bancorp 9,279 172,033
Ohio Valley Banc Corp.(a) 831 19,612
Old National Bancorp 27,950 462,852
Old Second Bancorp, Inc. 5,718 57,752
Origin Bancorp, Inc.(a) 3,876 107,637
Orrstown Financial Services,
Inc.(a) 2,157 35,698
Pacific Premier Bancorp, Inc. 14,401 451,183
Park National Corp.(a) 2,576 270,506
Parke Bancorp, Inc. 2,417 37,705
Partners Bancorp 1,694 11,011
PCB Bancorp 2,152 21,757
Common Stocks
Shares Value ($)
Banks
Peapack -Gladstone Financial
Corp. 3,237 73,674
Penns Woods Bancorp, Inc. 1,298 33,761
Peoples Bancorp of North
Carolina, Inc.(a) 776 17,864
Peoples Bancorp, Inc. 3,252 88,097
Peoples Financial Services
Corp.(a) 1,449 53,265
Plumas Bancorp(a) 1,133 26,626
Preferred Bank 2,537 128,042
Premier Financial Bancorp,
Inc.(a) 2,631 34,966
Professional Holding Corp.,
Class A* 2,128 32,835
QCR Holdings, Inc. 2,641 104,557
RBB Bancorp(a) 2,959 45,509
Red River Bancshares, Inc.(a) 901 44,645
Reliant Bancorp, Inc.(a) 2,524 46,997
Renasant Corp.(a) 9,671 325,719
Republic Bancorp, Inc., Class
A 1,872 67,523
Republic First Bancorp,
Inc.*(a) 10,541 30,042
Richmond Mutual Bancorp,
Inc.(a) 2,547 34,792
S&T Bancorp, Inc.(a) 6,754 167,769
Salisbury Bancorp, Inc. 605 22,548
Sandy Spring Bancorp, Inc. 8,212 264,344
SB Financial Group, Inc. 1,491 27,255
Seacoast Banking Corp. of
Florida* 9,096 267,877
Select Bancorp, Inc.* 3,085 29,215
ServisFirst Bancshares, Inc.(a) 8,761 352,981
Shore Bancshares, Inc. 2,225 32,485
Sierra Bancorp 2,674 63,962
Silvergate Capital Corp., Class
A*(a) 2,949 219,140
Simmons First National Corp.,
Class A 18,593 401,423
SmartFinancial , Inc. 2,666 48,361
South Plains Financial, Inc. 1,722 32,632
South State Corp. 12,694 917,776
Southern First Bancshares,
Inc.* 1,286 45,460
Southern National Bancorp of
Virginia, Inc. 3,404 41,222
Southside Bancshares, Inc.(a) 5,777 179,260
Spirit of Texas Bancshares,
Inc.(a) 2,337 39,262
Stock Yards Bancorp, Inc. 3,856 156,091
Summit Financial Group, Inc.
(a) 1,901 41,974
Texas Capital Bancshares,
Inc.* 9,069 539,606
Tompkins Financial Corp. 2,556 180,454
Towne Bank(a) 12,030 282,464
TriCo Bancshares 4,868 171,743
TriState Capital Holdings, Inc.* 4,665 81,171
Triumph Bancorp, Inc.* 4,016 194,977

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Banks
Trustmark Corp. 11,256 307,401
UMB Financial Corp. 7,826 539,916
United Bankshares , Inc.(a) 22,175 718,470
United Community Banks, Inc. 12,726 361,927
United Security Bancshares(a) 3,371 23,766
Unity Bancorp, Inc.(a) 1,542 27,062
Univest Financial Corp. 5,518 113,560
Valley National Bancorp 72,353 705,442
Veritex Holdings, Inc.(a) 8,240 211,438
Washington Trust Bancorp,
Inc. 3,055 136,864
WesBanco , Inc. 11,692 350,292
West Bancorp, Inc. 3,303 63,748
Westamerica Bancorp 4,697 259,697
34,666,194
Beverages 0.3%
Celsius Holdings, Inc.* 6,473 325,657
Coca-Cola Consolidated, Inc. 843 224,466
MGP Ingredients, Inc.(a) 2,412 113,509
National Beverage Corp.(a) 2,166 183,893
NewAge , Inc.*(a) 16,742 44,031
Primo Water Corp. 27,977 438,679
1,330,235
Biotechnology 11.1%
89bio, Inc.*(a) 1,566 38,163
Abeona Therapeutics, Inc.*(a) 12,395 19,460
ADMA Biologics, Inc.*(a) 10,654 20,775
Adverum Biotechnologies,
Inc.*(a) 16,450 178,318
Aeglea BioTherapeutics ,
Inc.*(a) 7,844 61,732
Affimed NV* 15,907 92,579
Agenus, Inc.*(a) 27,976 88,964
Akebia Therapeutics, Inc.*(a) 25,470 71,316
Akero Therapeutics, Inc.*(a) 2,432 62,746
Akouos , Inc.*(a) 2,596 51,479
Albireo Pharma, Inc.*(a) 3,056 114,631
Alector , Inc.*(a) 8,491 128,469
Aligos Therapeutics, Inc.*(a) 1,822 50,378
Allakos , Inc.*(a) 4,732 662,480
Allogene Therapeutics, Inc.*(a) 9,643 243,389
Allovir , Inc.*(a) 3,205 123,200
ALX Oncology Holdings,
Inc.*(a) 1,717 148,005
Amicus Therapeutics, Inc.* 46,403 1,071,445
AnaptysBio , Inc.* 3,690 79,335
Anavex Life Sciences
Corp.*(a) 9,745 52,623
Anika Therapeutics, Inc.*(a) 2,587 117,088
Annexon , Inc.*(a) 2,639 66,054
Apellis Pharmaceuticals,
Inc.*(a) 10,765 615,758
Applied Genetic Technologies
Corp.*(a) 4,730 19,346
Applied Molecular Transport,
Inc.*(a) 2,229 68,586
Applied Therapeutics, Inc.*(a) 2,446 53,836
Aprea Therapeutics, Inc.* 1,299 6,391
Aptinyx , Inc.*(a) 7,519 26,016
Common Stocks
Shares Value ($)
Biotechnology
Aravive , Inc.*(a) 2,285 12,887
Arcturus Therapeutics
Holdings, Inc.*(a) 3,971 172,262
Arcus Biosciences, Inc.*(a) 7,599 197,270
Arcutis Biotherapeutics ,
Inc.*(a) 3,737 105,122
Ardelyx , Inc.*(a) 13,170 85,210
Arena Pharmaceuticals,
Inc.*(a) 10,560 811,325
Arrowhead Pharmaceuticals,
Inc.*(a) 18,129 1,391,038
Assembly Biosciences, Inc.*(a) 5,596 33,856
Atara Biotherapeutics , Inc.* 13,659 268,126
Athenex , Inc.*(a) 12,789 141,446
Athersys , Inc.*(a) 30,891 54,059
Atreca , Inc., Class A*(a) 5,008 80,879
AVEO Pharmaceuticals,
Inc.*(a) 4,217 24,332
Avid Bioservices , Inc.* 10,632 122,693
Avidity Biosciences, Inc.*(a) 3,001 76,586
Avrobio , Inc.*(a) 5,769 80,420
Axcella Health, Inc.*(a) 2,743 14,236
Beam Therapeutics, Inc.*(a) 7,200 587,808
Beyondspring , Inc.*(a) 2,988 36,454
BioCryst Pharmaceuticals,
Inc.*(a) 32,332 240,873
Biohaven Pharmaceutical
Holding Co. Ltd.* 8,749 749,877
Bioxcel Therapeutics, Inc.*(a) 2,306 106,537
Black Diamond Therapeutics,
Inc.*(a) 3,244 103,970
Blueprint Medicines Corp.* 10,010 1,122,621
BrainStorm Cell Therapeutics,
Inc.*(a) 4,837 21,887
Bridgebio Pharma, Inc.*(a) 13,230 940,785
C4 Therapeutics, Inc.*(a) 1,926 63,808
Cabaletta Bio, Inc.* 2,289 28,567
Calithera Biosciences, Inc.*(a) 12,048 59,156
Calyxt , Inc.*(a) 2,986 12,601
CareDx , Inc.*(a) 8,585 621,983
CASI Pharmaceuticals, Inc.*(a) 12,979 38,288
Catabasis Pharmaceuticals,
Inc.*(a) 3,356 7,182
Catalyst Biosciences, Inc.*(a) 3,435 21,675
Catalyst Pharmaceuticals,
Inc.*(a) 18,580 62,057
Cellular Biomedicine Group,
Inc.* 2,394 44,002
CEL-SCI Corp.*(a) 5,764 67,208
Centogene NV*(a) 1,694 18,261
Checkmate Pharmaceuticals,
Inc.*(a) 1,053 15,363
Checkpoint Therapeutics,
Inc.*(a) 8,467 22,438
ChemoCentryx , Inc.* 8,882 549,973
Chimerix , Inc.* 8,568 41,383
Chinook Therapeutics, Inc.*(a) 2,552 40,475
Cidara Therapeutics, Inc.* 6,154 12,308
Clovis Oncology, Inc.*(a) 14,861 71,333

114 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Codiak Biosciences, Inc.*(a) 1,002 32,365
Cohbar , Inc. Reg. S*(a) 3,525 4,724
Coherus Biosciences, Inc.*(a) 10,945 190,224
Concert Pharmaceuticals, Inc.* 5,273 66,651
Constellation Pharmaceuticals,
Inc.*(a) 5,525 159,120
ContraFect Corp.*(a) 4,828 24,381
Corbus Pharmaceuticals
Holdings, Inc.*(a) 12,520 15,650
Cortexyme , Inc.*(a) 2,870 79,729
Crinetics Pharmaceuticals,
Inc.*(a) 4,819 67,996
Cue Biopharma, Inc.*(a) 5,073 63,463
Cyclerion Therapeutics, Inc.* 3,820 11,689
Cytokinetics, Inc.*(a) 11,954 248,404
CytomX Therapeutics, Inc.* 8,757 57,358
Deciphera Pharmaceuticals,
Inc.* 6,881 392,699
Denali Therapeutics, Inc.*(a) 11,414 956,037
DermTech , Inc.* 1,426 46,259
Dicerna Pharmaceuticals, Inc.* 12,102 266,607
Dyadic International, Inc.*(a) 3,692 19,863
Dynavax Technologies
Corp.*(a) 19,060 84,817
Dyne Therapeutics, Inc.* 2,568 53,928
Eagle Pharmaceuticals, Inc.* 1,919 89,368
Editas Medicine, Inc.*(a) 11,401 799,324
Eidos Therapeutics, Inc.*(a) 1,959 257,765
Eiger BioPharmaceuticals ,
Inc.* 5,834 71,700
Emergent BioSolutions , Inc.* 8,144 729,702
Enanta Pharmaceuticals, Inc.* 3,355 141,246
Enochian Biosciences, Inc.*(a) 2,332 6,879
Epizyme , Inc.*(a) 16,359 177,659
Esperion Therapeutics, Inc.*(a) 4,771 124,046
Evelo Biosciences, Inc.*(a) 3,607 43,609
Exicure , Inc.* 10,693 18,927
Fate Therapeutics, Inc.*(a) 12,962 1,178,635
Fennec Pharmaceuticals,
Inc.*(a) 4,021 29,956
FibroGen , Inc.*(a) 15,326 568,441
Five Prime Therapeutics,
Inc.*(a) 5,649 96,089
Flexion Therapeutics, Inc.*(a) 7,843 90,508
Foghorn Therapeutics, Inc.*(a) 1,298 26,310
Forma Therapeutics Holdings,
Inc.*(a) 3,123 108,993
Fortress Biotech, Inc.*(a) 13,805 43,762
Frequency Therapeutics,
Inc.*(a) 4,536 159,939
G1 Therapeutics, Inc.*(a) 6,373 114,650
Galectin Therapeutics, Inc.* 6,784 15,196
Galera Therapeutics, Inc.* 1,286 13,156
Generation Bio Co.*(a) 2,193 62,172
Genprex , Inc.*(a) 4,875 20,231
Geron Corp.*(a) 51,412 81,745
GlycoMimetics , Inc.* 8,410 31,622
Gossamer Bio, Inc.*(a) 10,165 98,296
Gritstone Oncology, Inc.*(a) 5,523 21,761
Common Stocks
Shares Value ($)
Biotechnology
Halozyme Therapeutics,
Inc.*(a) 24,351 1,040,031
Harpoon Therapeutics, Inc.*(a) 1,833 30,446
Heron Therapeutics, Inc.*(a) 15,648 331,190
Homology Medicines, Inc.*(a) 6,242 70,472
Hookipa Pharma, Inc.* 2,375 26,339
iBio , Inc.*(a) 32,505 34,130
Ideaya Biosciences, Inc.* 3,231 45,234
IGM Biosciences, Inc.*(a) 1,301 114,865
Immunic , Inc.*(a) 769 11,758
ImmunoGen , Inc.* 33,336 215,017
Immunovant , Inc.*(a) 6,766 312,522
Inhibrx , Inc.*(a) 1,467 48,367
Inovio Pharmaceuticals,
Inc.*(a) 28,268 250,172
Inozyme Pharma, Inc.*(a) 1,444 29,804
Insmed , Inc.*(a) 18,409 612,836
Intellia Therapeutics, Inc.*(a) 8,988 488,947
Intercept Pharmaceuticals,
Inc.* 4,713 116,411
Invitae Corp.*(a) 20,903 873,954
Ironwood Pharmaceuticals,
Inc.*(a) 28,532 324,979
iTeos Therapeutics, Inc.*(a) 1,916 64,799
IVERIC bio, Inc.*(a) 14,359 99,221
Jounce Therapeutics, Inc.*(a) 2,840 19,880
Kadmon Holdings, Inc.*(a) 31,129 129,185
KalVista Pharmaceuticals,
Inc.*(a) 2,429 46,127
Karuna Therapeutics, Inc.*(a) 2,843 288,820
Karyopharm Therapeutics,
Inc.*(a) 12,771 197,695
Keros Therapeutics, Inc.*(a) 2,353 165,981
Kezar Life Sciences, Inc.*(a) 5,327 27,807
Kindred Biosciences, Inc.*(a) 6,273 27,037
Kiniksa Pharmaceuticals Ltd.,
Class A* 4,789 84,622
Kodiak Sciences, Inc.*(a) 5,862 861,186
Kronos Bio, Inc.*(a) 2,637 78,767
Krystal Biotech, Inc.*(a) 2,444 146,640
Kura Oncology, Inc.* 11,161 364,518
Kymera Therapeutics, Inc.*(a) 1,819 112,778
La Jolla Pharmaceutical
Co.*(a) 3,164 12,276
Lexicon Pharmaceuticals,
Inc.*(a) 7,029 24,039
Ligand Pharmaceuticals,
Inc.*(a) 2,566 255,189
LogicBio Therapeutics, Inc.*(a) 3,723 28,406
MacroGenics , Inc.*(a) 9,894 226,177
Madrigal Pharmaceuticals,
Inc.*(a) 1,543 171,535
Magenta Therapeutics, Inc.*(a) 3,594 28,177
MannKind Corp.*(a) 39,031 122,167
Marker Therapeutics, Inc.* 4,374 6,342
MediciNova , Inc.*(a) 8,327 43,800
MEI Pharma, Inc.*(a) 19,172 50,614
MeiraGTx Holdings plc* 3,726 56,412
Mersana Therapeutics, Inc.*(a) 9,593 255,270
Metacrine , Inc.* 1,193 9,377

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 115
Common Stocks
Shares Value ($)
Biotechnology
Minerva Neurosciences,
Inc.*(a) 5,849 13,687
Mirati Therapeutics, Inc.* 7,721 1,695,840
Mirum Pharmaceuticals,
Inc.*(a) 859 14,998
Molecular Templates, Inc.*(a) 4,401 41,325
Morphic Holding, Inc.*(a) 2,505 84,043
Mustang Bio, Inc.* 9,085 34,387
Myriad Genetics, Inc.*(a) 12,711 251,360
NantKwest , Inc.*(a) 5,636 75,128
Natera , Inc.* 13,650 1,358,448
Neoleukin Therapeutics,
Inc.*(a) 5,382 75,886
NeuBase Therapeutics,
Inc.*(a) 3,240 22,648
NeuroBo Pharmaceuticals,
Inc.*(a) 816 4,284
NextCure , Inc.*(a) 2,915 31,774
Nkarta , Inc.*(a) 2,912 179,001
Novavax , Inc.*(a) 11,049 1,232,074
Nurix Therapeutics, Inc.*(a) 2,244 73,783
Nymox Pharmaceutical Corp.* 7,125 17,670
Oncocyte Corp.*(a) 11,351 27,129
Oncorus , Inc.*(a) 1,195 38,634
OPKO Health, Inc.*(a) 71,206 281,264
Organogenesis Holdings,
Inc.*(a) 3,741 28,170
Orgenesis , Inc.*(a) 2,787 12,542
ORIC Pharmaceuticals,
Inc.*(a) 4,003 135,502
Ovid therapeutics, Inc.*(a) 8,042 18,577
Oyster Point Pharma, Inc.*(a) 953 17,935
Pandion Therapeutics, Inc.*(a) 1,316 19,543
Passage Bio, Inc.*(a) 4,491 114,835
PhaseBio Pharmaceuticals,
Inc.*(a) 3,824 12,849
Pieris Pharmaceuticals,
Inc.*(a) 11,229 28,073
PMV Pharmaceuticals, Inc.*(a) 2,465 151,622
Poseida Therapeutics, Inc.*(a) 2,360 25,889
Praxis Precision Medicines,
Inc.*(a) 1,990 109,490
Precigen , Inc.*(a) 11,931 121,696
Precision BioSciences , Inc.*(a) 8,486 70,773
Prelude Therapeutics, Inc.*(a) 1,657 118,558
Prevail Therapeutics, Inc.* 2,641 60,928
Protagonist Therapeutics,
Inc.*(a) 5,448 109,832
Protara Therapeutics, Inc.*(a) 377 9,127
Prothena Corp. plc*(a) 5,920 71,099
PTC Therapeutics, Inc.*(a) 11,239 685,916
Puma Biotechnology, Inc.*(a) 5,936 60,903
Radius Health, Inc.*(a) 8,068 144,094
RAPT Therapeutics, Inc.*(a) 2,070 40,883
REGENXBIO, Inc.* 6,065 275,108
Relay Therapeutics, Inc.*(a) 5,775 240,009
Replimune Group, Inc.* 4,293 163,778
REVOLUTION Medicines,
Inc.*(a) 6,937 274,636
Common Stocks
Shares Value ($)
Biotechnology
Rhythm Pharmaceuticals,
Inc.*(a) 5,901 175,437
Rigel Pharmaceuticals, Inc.*(a) 31,925 111,738
Rocket Pharmaceuticals,
Inc.*(a) 6,092 334,085
Rubius Therapeutics, Inc.*(a) 7,152 54,284
Sangamo Therapeutics,
Inc.*(a) 20,553 320,730
Savara , Inc.*(a) 8,351 9,604
Scholar Rock Holding Corp.* 4,615 223,966
Selecta Biosciences, Inc.*(a) 11,936 36,166
Seres Therapeutics, Inc.*(a) 9,571 234,490
Shattuck Labs, Inc.*(a) 2,365 123,950
Soleno Therapeutics, Inc.*(a) 11,408 22,017
Solid Biosciences, Inc.*(a) 5,771 43,744
Sorrento Therapeutics, Inc.*(a) 45,165 308,251
Spectrum Pharmaceuticals,
Inc.*(a) 25,766 87,862
Spero Therapeutics, Inc.*(a) 3,689 71,530
SpringWorks Therapeutics,
Inc.*(a) 4,336 314,447
Spruce Biosciences, Inc.*(a) 1,257 30,558
SQZ Biotechnologies Co.*(a) 804 23,300
Stoke Therapeutics, Inc.* 2,319 143,616
Sutro Biopharma, Inc.*(a) 5,121 111,177
Syndax Pharmaceuticals, Inc.* 4,831 107,441
Syros Pharmaceuticals,
Inc.*(a) 7,540 81,809
Taysha Gene Therapies, Inc.* 1,566 41,562
TCR2 Therapeutics, Inc.*(a) 4,547 140,639
TG Therapeutics, Inc.* 20,803 1,082,172
Translate Bio, Inc.*(a) 12,223 225,270
Travere Therapeutics, Inc.*(a) 8,744 238,318
Turning Point Therapeutics,
Inc.* 6,737 820,903
Twist Bioscience Corp.* 5,946 840,110
Tyme Technologies, Inc.*(a) 9,871 12,043
Ultragenyx Pharmaceutical,
Inc.*(a) 11,294 1,563,428
UNITY Biotechnology, Inc.*(a) 6,035 31,623
UroGen Pharma Ltd.*(a) 3,543 63,845
Vanda Pharmaceuticals, Inc.* 9,716 127,668
Vaxart , Inc.*(a) 9,413 53,748
Vaxcyte , Inc.*(a) 3,268 86,831
VBI Vaccines, Inc.*(a) 32,191 88,525
Veracyte , Inc.*(a) 10,270 502,614
Verastem , Inc.*(a) 33,571 71,506
Vericel Corp.*(a) 8,248 254,698
Viela Bio, Inc.* 3,993 143,628
Viking Therapeutics, Inc.*(a) 12,181 68,579
Vir Biotechnology, Inc.*(a) 9,588 256,767
Voyager Therapeutics, Inc.* 4,843 34,627
X4 Pharmaceuticals, Inc.* 3,262 20,975
XBiotech , Inc.*(a) 2,425 37,951
Xencor , Inc.*(a) 9,914 432,548
XOMA Corp.* 1,053 46,469
Y- mAbs Therapeutics, Inc.*(a) 5,506 272,602
Zentalis Pharmaceuticals,
Inc.*(a) 5,187 269,413

116 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
ZIOPHARM Oncology, Inc.*(a) 39,732 100,125
50,334,270
Building Products 1.5%
AAON, Inc.(a) 7,444 495,994
Advanced Drainage Systems,
Inc. 10,166 849,674
Alpha Pro Tech Ltd.*(a) 2,088 23,281
American Woodmark Corp.* 3,030 284,365
Apogee Enterprises, Inc. 4,751 150,512
Builders FirstSource , Inc.*(a) 21,023 857,949
Caesarstone Ltd. 4,077 52,553
Cornerstone Building Brands,
Inc.* 7,554 70,101
CSW Industrials, Inc. 2,436 272,613
Gibraltar Industries, Inc.* 5,823 418,907
Griffon Corp.(a) 7,699 156,906
Insteel Industries, Inc.(a) 3,124 69,571
JELD-WEN Holding, Inc.*(a) 12,149 308,099
Masonite International Corp.* 4,367 429,451
PGT Innovations, Inc.* 10,192 207,305
Quanex Building Products
Corp. 5,843 129,539
Resideo Technologies, Inc.* 25,284 537,538
Simpson Manufacturing Co.,
Inc. 7,921 740,217
UFP Industries, Inc. 10,710 594,940
6,649,515
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class A 9,882 497,460
Assetmark Financial Holdings,
Inc.* 3,032 73,374
Associated Capital Group,
Inc., Class A(a) 391 13,732
B. Riley Financial, Inc.(a) 3,407 150,658
BGC Partners, Inc., Class A(a) 56,957 227,828
Blucora , Inc.* 8,865 141,042
Brightsphere Investment
Group, Inc. 11,015 212,369
Cohen & Steers, Inc. 4,368 324,542
Cowen, Inc., Class A(a) 4,999 129,924
Diamond Hill Investment
Group, Inc.(a) 540 80,606
Donnelley Financial Solutions,
Inc.* 5,319 90,263
Federated Hermes, Inc., Class
B 17,301 499,826
Focus Financial Partners, Inc.,
Class A* 5,620 244,470
GAMCO Investors, Inc., Class
A(a) 1,477 26,202
Greenhill & Co., Inc. 2,718 32,997
Hamilton Lane, Inc., Class A 5,791 451,988
Houlihan Lokey , Inc. 9,363 629,475
Moelis & Co., Class A 9,491 443,799
Oppenheimer Holdings, Inc.,
Class A 1,521 47,805
Piper Sandler Cos. 3,120 314,808
PJT Partners, Inc., Class A 4,230 318,308
Common Stocks
Shares Value ($)
Capital Markets
Pzena Investment
Management, Inc., Class A 3,204 23,389
Safeguard Scientifics, Inc.*(a) 3,893 24,837
Sculptor Capital Management,
Inc.(a) 2,972 45,174
Siebert Financial Corp.* 2,167 9,101
Silvercrest Asset Management
Group, Inc., Class A(a) 1,384 19,224
StepStone Group, Inc., Class
A* 3,507 139,579
Stifel Financial Corp. 17,907 903,587
StoneX Group, Inc.* 2,954 171,037
Value Line, Inc. 289 9,528
Virtus Investment Partners,
Inc. 1,327 287,959
Waddell & Reed Financial,
Inc., Class A(a) 11,767 299,705
Westwood Holdings Group,
Inc. 1,820 26,390
WisdomTree Investments, Inc.
(a) 24,754 132,434
7,043,420
Chemicals 1.7%
Advanced Emissions
Solutions, Inc.(a) 2,872 15,796
AdvanSix , Inc.* 5,164 103,228
AgroFresh Solutions, Inc.* 5,205 11,815
American Vanguard Corp. 5,572 86,478
Amyris , Inc.*(a) 18,955 117,047
Avient Corp. 16,389 660,149
Balchem Corp. 5,769 664,704
Chase Corp. 1,346 135,960
Ferro Corp.* 14,834 217,021
FutureFuel Corp.(a) 4,822 61,239
GCP Applied Technologies,
Inc.* 8,771 207,434
Hawkins, Inc. 1,714 89,659
HB Fuller Co. 9,268 480,824
Ingevity Corp.* 7,444 563,734
Innospec , Inc. 4,437 402,569
Intrepid Potash, Inc.*(a) 2,221 53,628
Koppers Holdings, Inc.* 3,922 122,210
Kraton Corp.*(a) 5,449 151,428
Kronos Worldwide, Inc. 4,258 63,487
Livent Corp.*(a) 26,335 496,151
Marrone Bio Innovations, Inc.* 7,916 9,895
Minerals Technologies, Inc. 6,076 377,441
Orion Engineered Carbons SA 10,831 185,643
PQ Group Holdings, Inc.(a) 7,125 101,603
Quaker Chemical Corp.(a) 2,389 605,349
Rayonier Advanced Materials,
Inc.*(a) 10,582 68,995
Sensient Technologies Corp. 7,617 561,906
Stepan Co. 3,867 461,410
Trecora Resources*(a) 4,692 32,797
Tredegar Corp.(a) 5,050 84,335
Trinseo SA(a) 6,861 351,352
Tronox Holdings plc, Class A 16,526 241,610
7,786,897

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 117
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1.9%
ABM Industries, Inc.(a) 12,004 454,231
ACCO Brands Corp. 15,993 135,141
Brady Corp., Class A(a) 8,432 445,378
BrightView Holdings, Inc.*(a) 7,224 109,227
Brink's Co. (The) 9,012 648,864
Casella Waste Systems, Inc.,
Class A* 8,798 545,036
CECO Environmental
Corp.*(a) 6,437 44,801
Cimpress plc*(a) 3,186 279,540
CompX International, Inc. 256 3,643
Covanta Holding Corp. 21,241 278,894
Deluxe Corp.(a) 7,662 223,730
Ennis, Inc. 4,363 77,879
Harsco Corp.* 14,216 255,604
Healthcare Services Group,
Inc.(a) 13,337 374,770
Heritage-Crystal Clean, Inc.* 3,012 63,463
Herman Miller, Inc. 10,566 357,131
HNI Corp. 7,598 261,827
IBEX Holdings Ltd.* 961 17,971
Interface, Inc. 10,530 110,565
KAR Auction Services, Inc.(a) 23,137 430,580
Kimball International, Inc.,
Class B 6,822 81,523
Knoll, Inc. 8,854 129,977
Matthews International Corp.,
Class A 5,389 158,437
McGrath RentCorp 4,422 296,716
Montrose Environmental
Group, Inc.* 1,958 60,620
NL Industries, Inc.(a) 1,098 5,248
PICO Holdings, Inc.*(a) 3,189 29,817
Pitney Bowes, Inc. 30,135 185,632
Quad/Graphics, Inc. 5,740 21,927
SP Plus Corp.* 4,164 120,048
Steelcase, Inc., Class A 15,331 207,735
Team, Inc.* 5,784 63,046
Tetra Tech, Inc. 9,767 1,130,823
UniFirst Corp. 2,726 577,067
US Ecology, Inc.(a) 5,609 203,775
Viad Corp.(a) 3,632 131,369
VSE Corp.(a) 1,670 64,278
8,586,313
Communications Equipment 0.9%
Acacia Communications,
Inc.*(a) 6,931 505,686
ADTRAN, Inc.(a) 9,078 134,082
Applied Optoelectronics,
Inc.*(a) 3,850 32,763
CalAmp Corp.*(a) 6,557 65,045
Calix, Inc.* 9,414 280,161
Cambium Networks Corp.* 1,010 25,331
Casa Systems, Inc.* 5,184 31,985
Clearfield, Inc.* 1,689 41,752
Comtech Telecommunications
Corp.(a) 4,376 90,539
Digi International, Inc.*(a) 5,536 104,630
DZS, Inc.*(a) 2,642 40,872
Common Stocks
Shares Value ($)
Communications Equipment
Extreme Networks, Inc.* 22,240 153,234
Genasys , Inc.*(a) 5,926 38,638
Harmonic, Inc.* 17,041 125,933
Infinera Corp.*(a) 29,608 310,292
Inseego Corp.*(a) 12,753 197,289
InterDigital , Inc.(a) 5,465 331,616
KVH Industries, Inc.* 2,780 31,553
NETGEAR, Inc.* 5,498 223,384
NetScout Systems, Inc.*(a) 12,794 350,811
PC-Tel, Inc.* 3,383 22,226
Plantronics, Inc.(a) 6,256 169,100
Resonant, Inc.*(a) 9,124 24,179
Ribbon Communications, Inc.* 12,026 78,891
Viavi Solutions, Inc.* 41,424 620,324
4,030,316
Construction & Engineering 1.4%
Aegion Corp.* 5,197 98,691
Ameresco , Inc., Class A*(a) 4,393 229,490
API Group Corp. Reg. S*(b) 25,111 455,765
Arcosa , Inc. 8,706 478,221
Argan , Inc. 2,648 117,809
Comfort Systems USA, Inc. 6,420 338,077
Concrete Pumping Holdings,
Inc.*(a) 6,231 23,865
Construction Partners, Inc.,
Class A* 4,698 136,759
Dycom Industries, Inc.* 5,496 415,058
EMCOR Group, Inc. 9,861 901,887
Fluor Corp. 25,241 403,099
Granite Construction, Inc.(a) 8,376 223,723
Great Lakes Dredge & Dock
Corp.* 11,467 151,020
HC2 Holdings, Inc.* 9,797 31,938
IES Holdings, Inc.*(a) 1,382 63,627
MasTec , Inc.*(a) 10,309 702,868
MYR Group, Inc.* 3,061 183,966
Northwest Pipe Co.* 1,633 46,214
NV5 Global, Inc.*(a) 1,966 154,881
Primoris Services Corp. 8,494 234,519
Sterling Construction Co., Inc.* 5,362 99,787
Tutor Perini Corp.* 7,464 96,659
WillScot Mobile Mini Holdings
Corp.* 28,775 666,717
6,254,640
Construction Materials 0.1%
Forterra , Inc.*(a) 5,249 90,257
Summit Materials, Inc., Class
A* 20,506 411,760
United States Lime & Minerals,
Inc.(a) 403 45,942
US Concrete, Inc.* 2,979 119,071
667,030
Consumer Finance 0.7%
Atlanticus Holdings Corp.* 754 18,571
Curo Group Holdings Corp.(a) 2,403 34,435
Encore Capital Group, Inc.*(a) 5,722 222,872
Enova International, Inc.* 6,066 150,255
EZCORP, Inc., Class A*(a) 8,674 41,548

118 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Consumer Finance
FirstCash , Inc. 7,296 511,012
Green Dot Corp., Class A* 9,109 508,282
LendingClub Corp.*(a) 13,444 141,969
Navient Corp. 34,173 335,579
Nelnet, Inc., Class A 3,073 218,921
Oportun Financial Corp.*(a) 3,644 70,584
PRA Group, Inc.*(a) 8,026 318,311
PROG Holdings, Inc. 12,169 655,544
Regional Management Corp. 1,473 43,984
World Acceptance Corp.*(a) 829 84,740
3,356,607
Containers & Packaging 0.2%
Greif, Inc., Class A 4,708 220,711
Greif, Inc., Class B 1,203 58,201
Myers Industries, Inc.(a) 6,386 132,701
O-I Glass, Inc. 28,069 334,021
Pactiv Evergreen, Inc.*(a) 7,138 129,483
Ranpak Holdings Corp.*(a) 4,459 59,929
UFP Technologies, Inc.*(a) 1,278 59,555
994,601
Distributors 0.1%
Core-Mark Holding Co., Inc. 7,980 234,373
Funko , Inc., Class A*(a) 4,819 50,021
Greenlane Holdings, Inc.,
Class A*(a) 3,182 12,601
Weyco Group, Inc.(a) 1,293 20,481
317,476
Diversified Consumer Services 0.5%
Adtalem Global Education,
Inc.* 9,270 314,717
American Public Education,
Inc.* 2,700 82,296
Aspen Group, Inc.*(a) 4,118 45,833
Carriage Services, Inc. 2,897 90,734
Collectors Universe, Inc. 1,608 121,243
Franchise Group, Inc.(a) 4,036 122,896
Houghton Mifflin Harcourt Co.* 19,079 63,533
Laureate Education, Inc.,
Class A* 19,682 286,570
OneSpaWorld Holdings Ltd.(a) 7,840 79,498
Perdoceo Education Corp.* 12,248 154,692
Regis Corp.*(a) 4,504 41,392
Strategic Education, Inc. 4,317 411,540
Stride, Inc.*(a) 7,109 150,924
Universal Technical Institute,
Inc.* 5,235 33,818
Vivint Smart Home, Inc.*(a) 14,045 291,434
WW International, Inc.*(a) 8,676 211,694
2,502,814
Diversified Financial Services 0.2%
Alerus Financial Corp.(a) 2,521 69,000
A-Mark Precious Metals, Inc. 771 19,776
Banco Latinoamericano de
Comercio Exterior SA, Class
E 5,394 85,387
Cannae Holdings, Inc.* 15,666 693,534
GWG Holdings, Inc.* 936 6,543
Common Stocks
Shares Value ($)
Diversified Financial Services
Marlin Business Services
Corp. 1,548 18,947
SWK Holdings Corp.* 610 8,778
901,965
Diversified Telecommunication Services 0.7%
Alaska Communications
Systems Group, Inc. 10,426 38,472
Anterix , Inc.*(a) 1,942 73,019
ATN International, Inc. 2,090 87,278
Bandwidth, Inc., Class A*(a) 3,438 528,317
Cincinnati Bell, Inc.* 8,127 124,181
Cogent Communications
Holdings, Inc. 7,598 454,892
Consolidated Communications
Holdings, Inc.*(a) 13,165 64,377
IDT Corp., Class B* 3,577 44,212
Iridium Communications, Inc.* 21,336 839,038
Liberty Latin America Ltd.,
Class A* 8,636 96,119
Liberty Latin America Ltd.,
Class C* 27,300 302,757
Ooma , Inc.*(a) 4,138 59,587
ORBCOMM, Inc.* 14,392 106,789
Vonage Holdings Corp.* 42,307 544,703
3,363,741
Electric Utilities 0.6%
ALLETE, Inc. 9,506 588,802
Genie Energy Ltd., Class B 2,326 16,770
MGE Energy, Inc.(a) 6,557 459,187
Otter Tail Corp.(a) 7,273 309,902
PNM Resources, Inc. 14,453 701,404
Portland General Electric Co. 16,128 689,795
Spark Energy, Inc., Class A(a) 1,667 15,953
2,781,813
Electrical Equipment 1.7%
Allied Motion Technologies,
Inc. 1,287 65,766
American Superconductor
Corp.*(a) 4,857 113,751
Atkore International Group,
Inc.* 8,629 354,738
AZZ, Inc.(a) 4,659 221,023
Bloom Energy Corp., Class
A*(a) 15,920 456,267
Encore Wire Corp. 3,650 221,080
EnerSys 7,633 633,997
FuelCell Energy, Inc.*(a) 51,954 580,326
LSI Industries, Inc. 5,019 42,963
Orion Energy Systems, Inc.*(a) 5,102 50,357
Plug Power, Inc.*(a) 67,620 2,292,994
Powell Industries, Inc. 1,599 47,155
Preformed Line Products Co. 520 35,589
Sunrun , Inc.*(a) 27,142 1,883,112
Thermon Group Holdings, Inc.* 6,126 95,749
TPI Composites, Inc.*(a) 5,628 297,046
Ultralife Corp.* 1,100 7,117
Vicor Corp.* 3,468 319,819
7,718,849

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 119
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 2.2%
Akoustis Technologies, Inc.*(a) 5,889 72,022
Arlo Technologies, Inc.* 14,992 116,788
Badger Meter, Inc. 5,233 492,216
Bel Fuse, Inc., Class B 1,988 29,880
Belden, Inc. 8,122 340,312
Benchmark Electronics, Inc. 6,487 175,214
CTS Corp. 5,877 201,757
Daktronics, Inc.(a) 5,342 25,000
ePlus , Inc.* 2,425 213,279
Fabrinet * 6,572 509,921
FARO Technologies, Inc.* 3,189 225,239
Fitbit, Inc., Class A* 45,102 306,694
II-VI, Inc.*(a) 18,523 1,407,007
Insight Enterprises, Inc.* 6,213 472,747
Intellicheck , Inc.*(a) 3,054 34,831
Iteris , Inc.*(a) 6,815 38,505
Itron , Inc.*(a) 7,305 700,549
Kimball Electronics, Inc.* 4,701 75,169
Knowles Corp.* 15,762 290,494
Luna Innovations, Inc.* 4,982 49,222
Methode Electronics, Inc. 6,610 253,031
MTS Systems Corp.(a) 3,407 198,151
Napco Security Technologies,
Inc.*(a) 2,062 54,066
nLight , Inc.* 6,372 208,046
Novanta , Inc.* 6,221 735,447
OSI Systems, Inc.* 3,014 280,965
PAR Technology Corp.*(a) 3,437 215,809
PC Connection, Inc.*(a) 1,906 90,135
Plexus Corp.* 5,138 401,843
Powerfleet , Inc.*(a) 4,751 35,300
Research Frontiers, Inc.*(a) 4,797 13,479
Rogers Corp.* 3,346 519,600
Sanmina Corp.* 12,048 384,211
ScanSource , Inc.* 4,806 126,782
TTM Technologies, Inc.* 17,528 241,799
Vishay Intertechnology , Inc. 23,728 491,407
Vishay Precision Group, Inc.* 2,284 71,900
Wrap Technologies, Inc.*(a) 2,355 11,375
10,110,192
Energy Equipment & Services 0.7%
Archrock , Inc.(a) 22,882 198,158
Aspen Aerogels, Inc.*(a) 3,543 59,133
Bristow Group, Inc.*(a) 1,210 31,847
Cactus, Inc., Class A 8,395 218,858
ChampionX Corp.* 33,195 507,884
DMC Global, Inc.(a) 2,579 111,542
Dril -Quip, Inc.*(a) 6,424 190,279
Exterran Corp.* 4,892 21,623
Frank's International NV* 30,249 82,882
Helix Energy Solutions Group,
Inc.*(a) 26,862 112,820
Liberty Oilfield Services, Inc.,
Class A(a) 13,365 137,793
Matrix Service Co.* 5,359 59,056
Nabors Industries Ltd.(a) 1,250 72,788
National Energy Services
Reunited Corp.* 3,788 37,615
Newpark Resources, Inc.* 19,638 37,705
Common Stocks
Shares Value ($)
Energy Equipment & Services
NexTier Oilfield Solutions, Inc.* 29,273 100,699
Oceaneering International,
Inc.* 18,456 146,725
Oil States International, Inc.* 9,924 49,818
Patterson-UTI Energy, Inc.(a) 33,731 177,425
ProPetro Holding Corp.* 15,284 112,949
RPC, Inc.*(a) 8,614 27,134
Select Energy Services, Inc.,
Class A*(a) 9,727 39,881
Solaris Oilfield Infrastructure,
Inc., Class A(a) 5,267 42,873
Tidewater, Inc.*(a) 6,677 57,689
Transocean Ltd.*(a) 103,742 239,644
US Silica Holdings, Inc.(a) 12,804 89,884
2,964,704
Entertainment 0.2%
AMC Entertainment Holdings,
Inc., Class A(a) 9,783 20,740
Cinemark Holdings, Inc.(a) 19,145 333,315
Eros STX Global Corp.*(a) 26,850 48,867
Gaia, Inc.*(a) 2,733 27,002
Glu Mobile, Inc.* 26,327 237,206
IMAX Corp.* 9,259 166,847
Liberty Media Corp.-Liberty
Braves, Class C* 6,538 162,665
Liberty Media Corp-Liberty
Braves, Class A*(a) 1,676 41,682
LiveXLive Media, Inc.*(a) 5,741 18,831
Marcus Corp. (The)(a) 3,564 48,043
1,105,198
Equity Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust 15,048 213,531
Agree Realty Corp. 9,876 657,544
Alexander & Baldwin, Inc. 12,838 220,557
Alexander's, Inc. 401 111,217
Alpine Income Property Trust,
Inc. 1,331 19,952
American Assets Trust, Inc. 8,993 259,718
American Finance Trust, Inc. 19,345 143,733
Armada Hoffler Properties, Inc. 10,308 115,656
Bluerock Residential Growth
REIT, Inc. 4,973 63,008
Broadstone Net Lease, Inc.,
Class A 6,404 125,390
BRT Apartments Corp. 1,701 25,855
CareTrust REIT, Inc. 16,893 374,687
CatchMark Timber Trust, Inc.,
Class A 8,740 81,806
Centerspace 2,331 164,662
Chatham Lodging Trust 8,846 95,537
CIM Commercial Trust Corp. 2,223 31,656
City Office REIT, Inc. 7,617 74,418
Clipper Realty, Inc. 3,447 24,301
Colony Capital, Inc. 86,069 413,992
Columbia Property Trust, Inc. 20,370 292,106
Community Healthcare Trust,
Inc. 4,082 192,303
CoreCivic , Inc. 21,241 139,129

120 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
CorEnergy Infrastructure Trust,
Inc. 3,085 21,132
CorePoint Lodging, Inc. 6,927 47,658
DiamondRock Hospitality Co.* 36,542 301,471
Diversified Healthcare Trust 42,454 174,910
Easterly Government
Properties, Inc. 14,935 338,278
EastGroup Properties, Inc. 7,065 975,394
Essential Properties Realty
Trust, Inc. 18,765 397,818
Farmland Partners, Inc. 4,621 40,203
Four Corners Property Trust,
Inc. 13,264 394,869
Franklin Street Properties
Corp. 19,339 84,511
Front Yard Residential Corp. 9,013 146,011
GEO Group, Inc. (The) 21,536 190,809
Getty Realty Corp. 6,346 174,769
Gladstone Commercial Corp. 5,850 105,300
Gladstone Land Corp. 3,563 52,162
Global Medical REIT, Inc. 8,088 105,629
Global Net Lease, Inc. 16,014 274,480
Healthcare Realty Trust, Inc. 24,547 726,591
Hersha Hospitality Trust 6,163 48,626
Independence Realty Trust,
Inc. 16,965 227,840
Industrial Logistics Properties
Trust 11,631 270,886
Innovative Industrial
Properties, Inc. 3,921 718,053
iStar , Inc. 13,140 195,129
Kite Realty Group Trust 14,844 222,066
Lexington Realty Trust 49,002 520,401
LTC Properties, Inc. 6,889 268,051
Macerich Co. (The) 26,811 286,073
Mack-Cali Realty Corp. 15,724 195,921
Monmouth Real Estate
Investment Corp. 16,948 293,539
National Health Investors, Inc. 7,700 532,609
National Storage Affiliates
Trust 11,230 404,617
NETSTREIT Corp. 2,742 53,442
New Senior Investment Group,
Inc. 13,917 72,090
NexPoint Residential Trust,
Inc. 3,940 166,701
Office Properties Income Trust 8,480 192,666
One Liberty Properties, Inc. 2,767 55,534
Pebblebrook Hotel Trust 23,305 438,134
Physicians Realty Trust 37,903 674,673
Piedmont Office Realty Trust,
Inc., Class A 22,710 368,583
Plymouth Industrial REIT, Inc. 4,427 66,405
PotlatchDeltic Corp. 11,735 586,985
Preferred Apartment
Communities, Inc., Class A 8,768 64,883
PS Business Parks, Inc. 3,680 488,962
QTS Realty Trust, Inc., Class A 11,568 715,828
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Retail Opportunity Investments
Corp. 20,666 276,718
Retail Properties of America,
Inc., Class A 38,364 328,396
Retail Value, Inc. 3,332 49,547
RLJ Lodging Trust 29,390 415,868
RPT Realty 15,045 130,139
Ryman Hospitality Properties,
Inc. 9,045 612,889
Sabra Health Care REIT, Inc. 37,363 648,995
Safehold , Inc. 3,292 238,637
Saul Centers, Inc. 2,097 66,433
Seritage Growth Properties,
Class A* 6,137 90,091
Service Properties Trust 30,099 345,838
SITE Centers Corp. 27,390 277,187
STAG Industrial, Inc. 27,198 851,841
Summit Hotel Properties, Inc. 18,956 170,794
Sunstone Hotel Investors, Inc. 38,527 436,511
Tanger Factory Outlet Centers,
Inc. 16,412 163,464
Terreno Realty Corp. 11,945 698,902
UMH Properties, Inc. 6,766 100,204
Uniti Group, Inc. 34,678 406,773
Universal Health Realty
Income Trust 2,313 148,657
Urban Edge Properties 20,784 268,945
Urstadt Biddle Properties, Inc.,
Class A 5,192 73,363
Washington REIT 15,049 325,510
Whitestone REIT 6,971 55,559
Xenia Hotels & Resorts, Inc. 20,276 308,195
24,010,906
Food & Staples Retailing 0.8%
Andersons, Inc. (The) 5,490 134,560
BJ's Wholesale Club Holdings,
Inc.* 24,826 925,513
Chefs' Warehouse, Inc. (The)* 5,379 138,187
HF Foods Group, Inc.*(a) 6,759 50,828
Ingles Markets, Inc., Class
A(a) 2,655 113,262
Natural Grocers by Vitamin
Cottage, Inc. 1,316 18,082
Performance Food Group Co.* 23,696 1,128,167
PriceSmart , Inc. 4,060 369,825
Rite Aid Corp.*(a) 10,209 161,608
SpartanNash Co. 6,557 114,157
United Natural Foods, Inc.*(a) 9,570 152,833
Village Super Market, Inc.,
Class A(a) 1,765 38,936
Weis Markets, Inc. 1,826 87,301
3,433,259
Food Products 1.4%
Alico , Inc.(a) 885 27,453
B&G Foods, Inc.(a) 11,423 316,760
Bridgford Foods Corp.* 271 4,938
Calavo Growers, Inc. 3,028 210,234
Cal-Maine Foods, Inc.* 6,682 250,842
Darling Ingredients, Inc.* 29,049 1,675,546

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 121
Common Stocks
Shares Value ($)
Food Products
Farmer Brothers Co.*(a) 3,076 14,365
Fresh Del Monte Produce, Inc. 5,748 138,354
Freshpet , Inc.* 7,035 998,900
Hostess Brands, Inc.* 22,617 331,113
J & J Snack Foods Corp. 2,680 416,392
John B Sanfilippo & Son, Inc. 1,613 127,201
Laird Superfood, Inc.* 561 26,546
Lancaster Colony Corp. 3,392 623,212
Landec Corp.* 4,386 47,588
Limoneira Co.(a) 2,804 46,687
Mission Produce, Inc.*(a) 1,312 19,745
Sanderson Farms, Inc. 3,603 476,317
Seneca Foods Corp., Class A* 1,127 44,967
Simply Good Foods Co. (The)* 15,272 478,930
Tootsie Roll Industries, Inc.(a) 2,956 87,793
Vital Farms, Inc.*(a) 1,810 45,811
6,409,694
Gas Utilities 0.9%
Brookfield Infrastructure Corp.,
Class A(a) 5,783 418,111
Chesapeake Utilities Corp.(a) 3,095 334,910
New Jersey Resources Corp.
(a) 17,098 607,834
Northwest Natural Holding Co. 5,563 255,842
ONE Gas, Inc. 9,413 722,636
RGC Resources, Inc.(a) 1,192 28,346
South Jersey Industries, Inc.
(a) 18,116 390,400
Southwest Gas Holdings, Inc. 10,208 620,136
Spire, Inc. 9,017 577,448
3,955,663
Health Care Equipment & Supplies 3.4%
Accelerate Diagnostics,
Inc.*(a) 5,503 41,713
Accuray , Inc.*(a) 15,400 64,218
Acutus Medical, Inc.* 1,755 50,562
Alphatec Holdings, Inc.*(a) 9,936 144,271
AngioDynamics , Inc.* 6,513 99,844
Antares Pharma, Inc.*(a) 30,728 122,605
Apyx Medical Corp.*(a) 5,419 39,017
Aspira Women's Health,
Inc.*(a) 14,138 94,866
AtriCure , Inc.* 7,824 435,562
Atrion Corp. 249 159,918
Avanos Medical, Inc.* 8,514 390,622
Axogen , Inc.* 6,789 121,523
Axonics Modulation
Technologies, Inc.*(a) 5,572 278,154
Bellerophon Therapeutics,
Inc.*(a) 682 4,549
Beyond Air, Inc.*(a) 1,978 10,424
BioLife Solutions, Inc.*(a) 2,450 97,730
BioSig Technologies, Inc.*(a) 4,930 19,227
Cantel Medical Corp.(a) 6,789 535,381
Cardiovascular Systems, Inc.* 7,172 313,847
Cerus Corp.*(a) 29,255 202,445
Chembio Diagnostics, Inc.*(a) 4,628 21,983
Co-Diagnostics, Inc.*(a) 4,621 42,975
CONMED Corp. 4,864 544,768
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
CryoLife , Inc.*(a) 6,608 156,015
CryoPort , Inc.*(a) 6,354 278,814
Cutera , Inc.* 3,174 76,525
CytoSorbents Corp.*(a) 7,402 58,994
Eargo , Inc.*(a) 1,443 64,675
Electromed , Inc.*(a) 1,298 12,733
FONAR Corp.* 1,129 19,599
GenMark Diagnostics, Inc.*(a) 12,299 179,565
Glaukos Corp.*(a) 7,646 575,438
Heska Corp.*(a) 1,291 188,034
Inari Medical, Inc.* 1,367 119,325
Inogen , Inc.* 3,385 151,242
Integer Holdings Corp.* 5,846 474,637
IntriCon Corp.*(a) 1,365 24,706
Invacare Corp.(a) 6,434 57,584
iRadimed Corp.*(a) 1,287 29,344
iRhythm Technologies, Inc.*(a) 5,214 1,236,813
Lantheus Holdings, Inc.*(a) 12,204 164,632
LeMaitre Vascular, Inc.(a) 2,940 119,070
LENSAR, Inc.* 1,510 10,948
LivaNova plc* 8,901 589,335
Meridian Bioscience, Inc.* 7,792 145,632
Merit Medical Systems, Inc.* 9,701 538,503
Mesa Laboratories, Inc.(a) 847 242,784
Milestone Scientific, Inc.*(a) 7,483 15,864
Misonix , Inc.*(a) 2,700 33,750
Natus Medical, Inc.* 6,128 122,805
Nemaura Medical, Inc.*(a) 1,389 5,237
Neogen Corp.* 9,569 758,822
Nevro Corp.* 6,136 1,062,142
NuVasive , Inc.*(a) 9,402 529,615
OraSure Technologies, Inc.* 12,770 135,170
Orthofix Medical, Inc.* 3,267 140,416
OrthoPediatrics Corp.*(a) 2,353 97,061
Outset Medical, Inc.*(a) 1,797 102,141
PAVmed , Inc.*(a) 4,996 10,592
Pulmonx Corp.*(a) 2,095 144,597
Pulse Biosciences, Inc.*(a) 2,870 68,478
Quotient Ltd.*(a) 13,079 68,142
Repro-Med Systems, Inc.*(a) 4,414 26,572
Retractable Technologies,
Inc.*(a) 2,774 29,793
Rockwell Medical, Inc.*(a) 12,140 12,261
SeaSpine Holdings Corp.* 4,873 85,034
Shockwave Medical, Inc.*(a) 5,100 528,972
SI-BONE, Inc.*(a) 5,212 155,839
Sientra , Inc.*(a) 9,268 36,053
Silk Road Medical, Inc.* 4,998 314,774
Soliton, Inc.*(a) 923 7,089
STAAR Surgical Co.*(a) 8,206 650,079
Stereotaxis , Inc.*(a) 8,400 42,756
Surgalign Holdings, Inc.*(a) 11,410 24,988
Surmodics , Inc.* 2,424 105,492
Tactile Systems Technology,
Inc.*(a) 3,328 149,560
Tela Bio, Inc.*(a) 1,651 24,831
TransMedics Group, Inc.*(a) 4,461 88,774
Utah Medical Products, Inc.(a) 624 52,603
Vapotherm , Inc.* 3,483 93,553
Varex Imaging Corp.* 7,209 120,246

122 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Venus Concept, Inc.*(a) 3,785 6,548
ViewRay , Inc.* 21,072 80,495
VolitionRX Ltd.* 3,989 15,517
Zynex , Inc.*(a) 3,345 45,024
15,342,836
Health Care Providers & Services 2.7%
1Life Healthcare, Inc.*(a) 14,073 614,286
AdaptHealth Corp.* 4,476 168,119
Addus HomeCare Corp.* 2,677 313,450
American Renal Associates
Holdings, Inc.*(a) 2,984 34,167
AMN Healthcare Services,
Inc.* 8,357 570,365
Apollo Medical Holdings,
Inc.*(a) 3,432 62,703
Avalon GloboCare Corp.*(a) 3,326 3,725
Biodesix , Inc.* 676 13,628
BioTelemetry , Inc.*(a) 6,000 432,480
Brookdale Senior Living, Inc.* 33,428 148,086
Castle Biosciences, Inc.*(a) 2,107 141,485
Community Health Systems,
Inc.* 15,925 118,323
CorVel Corp.* 1,638 173,628
Covetrus , Inc.* 20,972 602,735
Cross Country Healthcare,
Inc.*(a) 6,364 56,449
Ensign Group, Inc. (The) 9,329 680,271
Enzo Biochem , Inc.* 10,204 25,714
Exagen , Inc.*(a) 561 7,405
Five Star Senior Living,
Inc.*(a) 3,935 27,152
Fulgent Genetics, Inc.*(a) 2,446 127,437
Hanger, Inc.* 6,583 144,760
HealthEquity , Inc.* 13,676 953,354
InfuSystem Holdings, Inc.*(a) 2,427 45,579
Joint Corp. (The)*(a) 2,228 58,507
LHC Group, Inc.* 5,492 1,171,553
Magellan Health, Inc.* 4,255 352,484
MEDNAX, Inc.*(a) 13,274 325,744
National HealthCare Corp. 2,286 151,813
National Research Corp. 2,404 102,771
Ontrak , Inc.*(a) 1,492 92,191
Option Care Health, Inc.* 7,813 122,195
Owens & Minor, Inc. 13,105 354,490
Patterson Cos., Inc.(a) 15,187 449,991
Pennant Group, Inc. (The)* 4,657 270,385
PetIQ , Inc.*(a) 3,752 144,264
Progyny , Inc.* 4,755 201,564
Providence Service Corp.
(The)* 2,167 300,411
R1 RCM, Inc.* 19,677 472,642
RadNet , Inc.* 8,119 158,889
Select Medical Holdings Corp.* 19,407 536,798
Sharps Compliance Corp.*(a) 2,177 20,573
Surgery Partners, Inc.* 4,049 117,462
Tenet Healthcare Corp.* 18,964 757,233
Tivity Health, Inc.*(a) 7,537 147,650
Triple-S Management Corp.,
Class B*(a) 4,246 90,652
Common Stocks
Shares Value ($)
Health Care Providers & Services
US Physical Therapy, Inc.(a) 2,265 272,366
Viemed Healthcare, Inc.* 6,207 48,166
12,186,095
Health Care Technology 1.2%
Accolade, Inc.*(a) 2,368 103,008
Allscripts Healthcare Solutions,
Inc.*(a) 28,667 413,952
Computer Programs &
Systems, Inc.(a) 2,205 59,182
Evolent Health, Inc., Class
A*(a) 13,648 218,777
Health Catalyst, Inc.*(a) 6,003 261,311
HealthStream , Inc.* 4,876 106,492
HMS Holdings Corp.* 15,731 578,114
iCAD , Inc.* 3,489 46,055
Inovalon Holdings, Inc., Class
A* 13,441 244,223
Inspire Medical Systems, Inc.* 4,751 893,616
NantHealth , Inc.*(a) 5,112 16,512
NextGen Healthcare, Inc.* 10,056 183,421
Omnicell , Inc.*(a) 7,707 924,994
OptimizeRx Corp.*(a) 2,566 79,957
Phreesia , Inc.* 5,998 325,451
Schrodinger, Inc.*(a) 5,430 429,947
Simulations Plus, Inc.(a) 2,533 182,173
Tabula Rasa HealthCare,
Inc.*(a) 3,683 157,780
Vocera Communications,
Inc.*(a) 5,840 242,535
5,467,500
Hotels, Restaurants & Leisure 3.6%
Accel Entertainment, Inc.* 9,083 91,738
Bally's Corp.*(a) 3,222 161,841
Biglari Holdings, Inc., Class A* 23 13,455
Biglari Holdings, Inc., Class
B*(a) 149 16,569
BJ's Restaurants, Inc.(a) 3,961 152,459
Bloomin ' Brands, Inc. 15,776 306,370
Bluegreen Vacations Corp. 1,093 8,678
Bluegreen Vacations Holding
Corp.*(a) 1,926 26,059
Boyd Gaming Corp.*(a) 14,571 625,387
Brinker International, Inc. 8,049 455,332
Caesars Entertainment,
Inc.*(a) 32,498 2,413,626
Carrols Restaurant Group,
Inc.*(a) 5,568 34,967
Century Casinos, Inc.*(a) 4,199 26,832
Cheesecake Factory, Inc.
(The)(a) 7,543 279,544
Churchill Downs, Inc. 6,877 1,339,571
Chuy's Holdings, Inc.*(a) 3,503 92,795
Cracker Barrel Old Country
Store, Inc.(a) 4,320 569,894
Dave & Buster's
Entertainment, Inc.(a) 7,953 238,749
Del Taco Restaurants, Inc.* 5,092 46,134
Denny's Corp.* 11,408 167,469
Dine Brands Global, Inc.(a) 2,874 166,692

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 123
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
El Pollo Loco Holdings, Inc.* 3,390 61,359
Everi Holdings, Inc.*(a) 14,556 201,018
Fiesta Restaurant Group,
Inc.*(a) 3,482 39,695
GAN Ltd.* 4,348 88,177
Golden Entertainment, Inc.* 3,354 66,711
Hilton Grand Vacations, Inc.* 15,306 479,843
International Game
Technology plc 17,859 302,531
Jack in the Box, Inc. 4,051 375,933
Kura Sushi USA, Inc., Class
A*(a) 540 10,530
Lindblad Expeditions Holdings,
Inc.*(a) 4,864 83,272
Marriott Vacations Worldwide
Corp. 7,348 1,008,293
Monarch Casino & Resort,
Inc.* 2,341 143,316
Nathan's Famous, Inc.(a) 498 27,500
Noodles & Co.*(a) 6,076 48,000
Papa John's International, Inc. 5,852 496,542
Penn National Gaming,
Inc.*(a) 28,119 2,428,638
PlayAGS , Inc.* 5,318 38,290
RCI Hospitality Holdings, Inc.
(a) 1,532 60,422
Red Robin Gourmet Burgers,
Inc.*(a) 2,608 50,152
Red Rock Resorts, Inc., Class
A 11,797 295,397
Ruth's Hospitality Group, Inc.
(a) 6,081 107,816
Scientific Games Corp.* 10,245 425,065
SeaWorld Entertainment, Inc.* 9,139 288,701
Shake Shack, Inc., Class A*(a) 6,277 532,164
Target Hospitality Corp.*(a) 5,268 8,323
Texas Roadhouse, Inc. 11,887 929,088
Wingstop , Inc. 5,392 714,710
16,545,647
Household Durables 2.0%
Beazer Homes USA, Inc.* 4,885 74,008
Casper Sleep, Inc.*(a) 4,507 27,718
Cavco Industries, Inc.* 1,656 290,545
Century Communities, Inc.* 5,262 230,370
Ethan Allen Interiors, Inc. 3,957 79,971
GoPro, Inc., Class A* 22,859 189,273
Green Brick Partners, Inc.*(a) 4,118 94,549
Hamilton Beach Brands
Holding Co., Class A 1,210 21,187
Helen of Troy Ltd.*(a) 4,591 1,020,074
Hooker Furniture Corp.(a) 1,998 64,436
Installed Building Products,
Inc.*(a) 4,094 417,301
iRobot Corp.*(a) 4,953 397,676
KB Home 15,817 530,186
La-Z-Boy, Inc. 8,012 319,198
Legacy Housing Corp.* 1,859 28,090
LGI Homes, Inc.*(a) 4,009 424,353
Lifetime Brands, Inc. 1,965 29,868
Common Stocks
Shares Value ($)
Household Durables
Lovesac Co. (The)*(a) 1,596 68,772
M/I Homes, Inc.* 5,008 221,804
MDC Holdings, Inc. 9,438 458,687
Meritage Homes Corp.* 6,687 553,817
Purple Innovation, Inc.* 2,991 98,524
Skyline Champion Corp.*(a) 9,683 299,592
Sonos , Inc.*(a) 14,306 334,617
Taylor Morrison Home Corp.* 22,669 581,460
TopBuild Corp.*(a) 5,993 1,103,192
TRI Pointe Group, Inc.* 23,348 402,753
Tupperware Brands Corp.* 8,862 287,040
Turtle Beach Corp.*(a) 2,717 58,551
Universal Electronics, Inc.* 2,453 128,684
VOXX International Corp.*(a) 3,733 47,633
8,883,929
Household Products 0.2%
Central Garden & Pet Co.* 1,836 70,888
Central Garden & Pet Co.,
Class A* 7,302 265,282
Oil- Dri Corp. of America 1,006 34,284
WD-40 Co.(a) 2,447 650,119
1,020,573
Independent Power and Renewable Electricity Producers
0.6%
Atlantic Power Corp.* 16,718 35,108
Brookfield Renewable Corp. 18,462 1,075,781
Clearway Energy, Inc., Class A 6,383 188,617
Clearway Energy, Inc., Class C 14,819 473,171
Ormat Technologies, Inc.(a) 7,254 654,891
Sunnova Energy International,
Inc.*(a) 9,536 430,360
2,857,928
Industrial Conglomerates 0.0%
†
Raven Industries, Inc.(a) 6,322 209,195
Insurance 2.1%
Ambac Financial Group, Inc.* 8,525 131,115
American Equity Investment
Life Holding Co. 15,937 440,817
AMERISAFE, Inc. 3,412 195,951
Argo Group International
Holdings Ltd. 5,780 252,586
BRP Group, Inc., Class A* 7,606 227,952
Citizens, Inc.*(a) 9,997 57,283
CNO Financial Group, Inc. 25,475 566,309
Crawford & Co., Class A 2,764 20,426
Donegal Group, Inc., Class A 1,894 26,649
eHealth, Inc.* 4,657 328,831
Employers Holdings, Inc. 4,461 143,600
Enstar Group Ltd.* 2,152 440,923
FBL Financial Group, Inc.,
Class A(a) 1,781 93,520
FedNat Holding Co. 2,158 12,775
Genworth Financial, Inc.,
Class A* 90,415 341,769
Goosehead Insurance, Inc.,
Class A 2,357 294,059
Greenlight Capital Re Ltd.,
Class A*(a) 5,065 37,025

124 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
HCI Group, Inc.(a) 1,136 59,413
Heritage Insurance Holdings,
Inc.(a) 4,542 46,010
Horace Mann Educators Corp. 7,362 309,499
Independence Holding Co. 852 34,932
Investors Title Co. 252 38,556
James River Group Holdings
Ltd. 5,476 269,145
Kinsale Capital Group, Inc. 3,800 760,494
MBIA, Inc.*(a) 9,516 62,615
National General Holdings
Corp. 12,223 417,782
National Western Life Group,
Inc., Class A 453 93,517
NI Holdings, Inc.*(a) 1,981 32,528
Palomar Holdings, Inc.*(a) 3,659 325,066
ProAssurance Corp. 9,603 170,837
ProSight Global, Inc.* 1,462 18,757
Protective Insurance Corp.,
Class B 1,595 21,867
RLI Corp. 7,209 750,817
Safety Insurance Group, Inc. 2,625 204,488
Selective Insurance Group,
Inc. 10,767 721,174
Selectquote , Inc.*(a) 5,646 117,155
State Auto Financial Corp.(a) 3,105 55,083
Stewart Information Services
Corp. 4,725 228,501
Third Point Reinsurance Ltd.* 15,240 145,085
Tiptree, Inc. 5,591 28,067
Trean Insurance Group,
Inc.*(a) 2,047 26,816
Trupanion , Inc.* 5,338 639,012
United Fire Group, Inc. 3,991 100,174
United Insurance Holdings
Corp. 3,629 20,758
Universal Insurance Holdings,
Inc.(a) 5,141 77,681
Watford Holdings Ltd.* 2,974 102,900
9,490,319
Interactive Media & Services 0.4%
Cargurus , Inc.* 15,837 502,508
Cars.com, Inc.* 11,803 133,374
DHI Group, Inc.* 8,485 18,837
Eventbrite, Inc., Class A*(a) 11,676 211,336
EverQuote , Inc., Class A*(a) 2,596 96,960
Liberty TripAdvisor Holdings,
Inc., Class A*(a) 14,601 63,368
MediaAlpha , Inc., Class A* 1,938 75,718
QuinStreet , Inc.* 8,910 191,030
TrueCar , Inc.* 17,758 74,584
Yelp, Inc.* 12,782 417,588
1,785,303
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc.,
Class A*(a) 4,669 121,394
CarParts.com, Inc.*(a) 6,163 76,360
Duluth Holdings, Inc., Class
B*(a) 1,988 20,993
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Groupon, Inc.*(a) 4,121 156,577
Lands' End, Inc.*(a) 2,093 45,146
Liquidity Services, Inc.* 4,815 76,607
Magnite , Inc.*(a) 19,620 602,530
Overstock.com, Inc.*(a) 7,653 367,115
PetMed Express, Inc.(a) 3,633 116,474
Quotient Technology, Inc.* 16,227 152,858
RealReal , Inc. (The)* 11,615 226,957
Shutterstock, Inc. 3,929 281,709
Stamps.com, Inc.* 3,048 597,987
Stitch Fix, Inc., Class A*(a) 10,894 639,696
Waitr Holdings, Inc.*(a) 13,362 37,146
3,519,549
IT Services 1.9%
Brightcove , Inc.* 6,924 127,402
Cardtronics plc, Class A* 6,565 231,745
Cass Information Systems,
Inc. 2,597 101,049
Conduent , Inc.* 28,923 138,830
CSG Systems International,
Inc. 5,848 263,569
Endurance International Group
Holdings, Inc.*(a) 11,794 111,453
EVERTEC, Inc. 10,776 423,712
Evo Payments, Inc., Class
A*(a) 7,707 208,166
ExlService Holdings, Inc.* 6,022 512,653
GreenSky , Inc., Class A*(a) 11,758 54,440
Grid Dynamics Holdings,
Inc.*(a) 4,916 61,942
GTT Communications, Inc.*(a) 6,460 23,062
Hackett Group, Inc. (The)(a) 4,491 64,625
I3 Verticals, Inc., Class A*(a) 3,344 111,021
Information Services Group,
Inc.* 8,243 27,037
International Money Express,
Inc.* 5,163 80,130
KBR, Inc. 25,845 799,386
Limelight Networks, Inc.*(a) 21,306 85,011
LiveRamp Holdings, Inc.* 11,480 840,221
ManTech International Corp.,
Class A 4,821 428,780
MAXIMUS, Inc. 11,109 813,068
MoneyGram International,
Inc.*(a) 10,700 58,475
NIC, Inc. 11,905 307,506
Paysign , Inc.*(a) 6,054 28,091
Perficient , Inc.* 5,824 277,514
Perspecta , Inc. 25,373 610,982
PFSweb , Inc.*(a) 2,759 18,568
Priority Technology Holdings,
Inc.*(a) 949 6,681
Rackspace Technology,
Inc.*(a) 6,029 114,913
Repay Holdings Corp.*(a) 11,120 303,020
ServiceSource International,
Inc.*(a) 15,198 26,748
StarTek , Inc.*(a) 2,637 19,830
Sykes Enterprises, Inc.* 6,890 259,546

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 125
Common Stocks
Shares Value ($)
IT Services
TTEC Holdings, Inc. 3,252 237,168
Tucows , Inc., Class A*(a) 1,643 121,401
Unisys Corp.*(a) 11,374 223,840
Verra Mobility Corp.*(a) 24,428 327,824
Virtusa Corp.* 5,213 266,541
8,715,950
Leisure Products 0.6%
Acushnet Holdings Corp. 6,317 256,091
American Outdoor Brands,
Inc.* 2,478 42,200
Callaway Golf Co. 16,735 401,807
Clarus Corp.(a) 3,410 52,514
Escalade, Inc.(a) 1,777 37,619
Johnson Outdoors, Inc., Class
A 998 112,405
Malibu Boats, Inc., Class A* 3,703 231,215
Marine Products Corp.(a) 1,173 17,056
MasterCraft Boat Holdings,
Inc.*(a) 3,579 88,903
Nautilus, Inc.*(a) 5,195 94,237
Smith & Wesson Brands, Inc. 9,916 176,009
Sturm Ruger & Co., Inc. 3,123 203,214
Vista Outdoor, Inc.* 10,591 251,642
YETI Holdings, Inc.*(a) 14,528 994,732
2,959,644
Life Sciences Tools & Services 0.9%
Champions Oncology, Inc.*(a) 1,218 13,142
ChromaDex Corp.*(a) 6,947 33,346
Codexis , Inc.* 9,579 209,110
Fluidigm Corp.*(a) 13,315 79,890
Harvard Bioscience, Inc.* 6,593 28,284
Luminex Corp. 7,721 178,509
Medpace Holdings, Inc.* 4,983 693,634
NanoString Technologies,
Inc.*(a) 7,965 532,699
NeoGenomics , Inc.*(a) 18,915 1,018,384
Pacific Biosciences of
California, Inc.* 31,908 827,693
Personalis , Inc.* 4,235 155,043
Quanterix Corp.*(a) 3,850 179,025
3,948,759
Machinery 3.6%
Alamo Group, Inc. 1,821 251,207
Albany International Corp.,
Class A 5,506 404,250
Altra Industrial Motion Corp. 11,564 640,993
Astec Industries, Inc. 3,977 230,189
Barnes Group, Inc. 8,389 425,238
Blue Bird Corp.* 3,160 57,702
Chart Industries, Inc.* 6,564 773,174
CIRCOR International, Inc.* 3,491 134,194
Columbus McKinnon Corp. 4,239 162,947
Douglas Dynamics, Inc.(a) 4,000 171,080
Eastern Co. (The) 838 20,196
Energy Recovery, Inc.*(a) 7,061 96,312
Enerpac Tool Group Corp.(a) 9,642 218,006
EnPro Industries, Inc. 3,682 278,065
ESCO Technologies, Inc. 4,580 472,748
Common Stocks
Shares Value ($)
Machinery
Evoqua Water Technologies
Corp.* 16,363 441,474
ExOne Co. (The)*(a) 2,034 19,303
Federal Signal Corp. 10,661 353,625
Franklin Electric Co., Inc. 8,256 571,398
Gencor Industries, Inc.*(a) 1,310 16,113
Gorman-Rupp Co. (The) 3,311 107,442
Graham Corp. 1,825 27,703
Greenbrier Cos., Inc. (The)(a) 5,897 214,533
Helios Technologies, Inc.(a) 5,656 301,408
Hillenbrand, Inc. 13,279 528,504
Hurco Cos., Inc.(a) 1,080 32,400
Hyster -Yale Materials
Handling, Inc. 1,786 106,356
John Bean Technologies Corp. 5,613 639,152
Kadant , Inc.(a) 2,042 287,881
Kennametal, Inc.(a) 15,149 549,000
L B Foster Co., Class A*(a) 1,729 26,021
Lindsay Corp.(a) 1,932 248,185
Luxfer Holdings plc 5,314 87,256
Lydall , Inc.* 3,070 92,192
Manitowoc Co., Inc. (The)* 6,426 85,530
Mayville Engineering Co., Inc.* 1,040 13,957
Meritor, Inc.* 12,647 352,978
Miller Industries, Inc.(a) 1,835 69,767
Mueller Industries, Inc. 9,936 348,853
Mueller Water Products, Inc.,
Class A 27,896 345,352
Navistar International Corp.* 8,996 395,464
NN, Inc.*(a) 7,011 46,062
Omega Flex, Inc.(a) 491 71,686
Park-Ohio Holdings Corp. 1,692 52,283
Proto Labs, Inc.*(a) 4,862 745,831
RBC Bearings, Inc.* 4,477 801,562
REV Group, Inc. 5,663 49,891
Rexnord Corp. 21,869 863,607
Shyft Group, Inc. (The) 6,197 175,871
SPX Corp.* 7,700 419,958
SPX FLOW, Inc.* 7,614 441,307
Standex International Corp. 2,239 173,567
Tennant Co. 3,313 232,473
Terex Corp.(a) 12,040 420,076
TriMas Corp.* 7,778 246,329
Wabash National Corp.(a) 9,433 162,531
Watts Water Technologies,
Inc., Class A 4,992 607,526
Welbilt , Inc.*(a) 24,137 318,608
16,427,316
Marine 0.2%
Costamare , Inc. 9,533 78,933
Eagle Bulk Shipping, Inc.*(a) 1,482 28,158
Genco Shipping & Trading Ltd.
(a) 3,746 27,571
Matson, Inc. 7,664 436,618
Pangaea Logistics Solutions
Ltd.* 3,243 8,983
Safe Bulkers, Inc.* 8,372 10,884
Scorpio Bulkers, Inc. 1,363 23,076

126 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Marine
SEACOR Holdings, Inc.* 3,552 147,230
761,453
Media 0.8%
AMC Networks, Inc., Class
A*(a) 5,130 183,500
Boston Omaha Corp., Class
A*(a) 2,602 71,945
Cardlytics, Inc.*(a) 4,696 670,448
comScore, Inc.* 12,149 30,251
Daily Journal Corp.*(a) 202 81,608
Emerald Holding, Inc.(a) 4,244 23,002
Entercom Communications
Corp., Class A 22,648 55,941
Entravision Communications
Corp., Class A 10,332 28,413
EW Scripps Co. (The), Class A 10,312 157,670
Fluent, Inc.*(a) 6,890 36,586
Gannett Co., Inc.*(a) 22,027 74,011
Gray Television, Inc.* 15,530 277,832
Hemisphere Media Group,
Inc.* 2,947 30,531
iHeartMedia , Inc., Class A*(a) 11,026 143,117
Loral Space &
Communications, Inc.(a) 2,106 44,205
Meredith Corp.(a) 7,329 140,717
MSG Networks, Inc., Class
A*(a) 5,458 80,451
National CineMedia , Inc.(a) 10,037 37,338
Saga Communications, Inc.,
Class A(a) 884 21,234
Scholastic Corp.(a) 5,124 128,100
Sinclair Broadcast Group, Inc.,
Class A(a) 7,924 252,379
TechTarget , Inc.* 4,262 251,927
TEGNA, Inc. 39,295 548,165
Tribune Publishing Co. 2,966 40,634
WideOpenWest , Inc.* 10,209 108,930
3,518,935
Metals & Mining 1.7%
Alcoa Corp.* 33,525 772,751
Allegheny Technologies, Inc.* 22,697 380,629
Arconic Corp.*(a) 17,837 531,543
Caledonia Mining Corp. plc(a) 1,888 29,981
Carpenter Technology Corp. 8,444 245,889
Century Aluminum Co.*(a) 9,669 106,649
Cleveland-Cliffs, Inc. 71,648 1,043,195
Coeur Mining, Inc.*(a) 44,351 459,033
Commercial Metals Co.(a) 21,714 446,006
Compass Minerals
International, Inc. 6,213 383,466
Fortitude Gold Corp.*∞ 3,884 4,078
Gatos Silver, Inc.*(a) 4,265 55,573
Gold Resource Corp.(a) 13,594 39,558
Haynes International, Inc. 2,455 58,527
Hecla Mining Co. 93,419 605,355
Kaiser Aluminum Corp. 2,884 285,228
Materion Corp. 3,614 230,284
Novagold Resources, Inc.* 42,555 411,507
Olympic Steel, Inc. 1,562 20,821
Common Stocks
Shares Value ($)
Metals & Mining
Ryerson Holding Corp.* 2,740 37,374
Schnitzer Steel Industries,
Inc., Class A 4,470 142,638
SunCoke Energy, Inc.(a) 15,035 65,402
TimkenSteel Corp.* 8,625 40,279
United States Steel Corp.(a) 39,269 658,541
Warrior Met Coal, Inc. 9,458 201,645
Worthington Industries, Inc. 6,539 335,712
7,591,664
Mortgage Real Estate Investment Trusts (REITs) 1.2%
Anworth Mortgage Asset Corp. 15,940 43,197
Apollo Commercial Real
Estate Finance, Inc. 26,715 298,407
Arbor Realty Trust, Inc. 20,828 295,341
Ares Commercial Real Estate
Corp. 5,738 68,340
Arlington Asset Investment
Corp., Class A* 6,231 23,553
ARMOUR Residential REIT,
Inc. 11,500 124,085
Blackstone Mortgage Trust,
Inc., Class A 24,785 682,331
Broadmark Realty Capital, Inc. 23,690 241,638
Capstead Mortgage Corp. 17,304 100,536
Cherry Hill Mortgage
Investment Corp. 2,618 23,929
Chimera Investment Corp. 34,344 352,026
Colony Credit Real Estate, Inc. 15,739 118,042
Dynex Capital, Inc. 4,071 72,464
Ellington Financial, Inc. 7,084 105,127
Ellington Residential Mortgage
REIT 1,601 20,877
Granite Point Mortgage Trust,
Inc. 10,171 101,608
Great Ajax Corp. 4,073 42,604
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 13,257 840,891
Invesco Mortgage Capital, Inc. 33,814 114,291
KKR Real Estate Finance
Trust, Inc. 5,030 90,138
Ladder Capital Corp. 18,327 179,238
MFA Financial, Inc. 81,455 316,860
New York Mortgage Trust, Inc. 67,293 248,311
Orchid Island Capital, Inc. 12,852 67,087
PennyMac Mortgage
Investment Trust 17,779 312,733
Ready Capital Corp. 7,710 95,989
Redwood Trust, Inc. 20,243 177,734
TPG RE Finance Trust, Inc. 10,332 109,726
Two Harbors Investment Corp. 49,122 312,907
Western Asset Mortgage
Capital Corp. 11,774 38,383
5,618,393
Multiline Retail 0.2%
Big Lots, Inc.(a) 7,023 301,498
Dillard's, Inc., Class A(a) 1,426 89,909

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 127
Common Stocks
Shares Value ($)
Multiline Retail
Macy's, Inc.(a) 56,345 633,881
1,025,288
Multi-Utilities 0.4%
Avista Corp.(a) 12,410 498,137
Black Hills Corp. 11,452 703,725
NorthWestern Corp. 9,089 529,980
Unitil Corp.(a) 2,688 118,998
1,850,840
Oil, Gas & Consumable Fuels 1.4%
Adams Resources & Energy,
Inc.(a) 473 11,399
Antero Resources Corp.*(a) 45,268 246,711
Arch Resources, Inc.* 2,760 120,805
Ardmore Shipping Corp. 5,585 18,263
Berry Corp.(a) 13,693 50,390
Bonanza Creek Energy, Inc.* 3,401 65,741
Brigham Minerals, Inc., Class
A 7,848 86,250
Clean Energy Fuels Corp.*(a) 23,105 181,605
CNX Resources Corp.* 39,786 429,689
Comstock Resources, Inc.*(a) 4,896 21,396
CONSOL Energy, Inc.* 4,452 32,099
Contango Oil & Gas Co.*(a) 16,100 36,869
CVR Energy, Inc.(a) 5,371 80,028
Delek US Holdings, Inc. 10,978 176,416
DHT Holdings, Inc. 19,708 103,073
Diamond S Shipping, Inc.* 5,137 34,212
Dorian LPG Ltd.* 6,589 80,320
Earthstone Energy, Inc., Class
A*(a) 2,951 15,729
Energy Fuels, Inc.*(a) 21,992 93,686
Evolution Petroleum Corp.(a) 7,500 21,375
Falcon Minerals Corp. 8,235 25,940
Frontline Ltd.(a) 21,283 132,380
Golar LNG Ltd.*(a) 16,079 155,002
Goodrich Petroleum Corp.* 1,267 12,784
Green Plains, Inc.*(a) 6,034 79,468
International Seaways, Inc. 4,257 69,517
Kosmos Energy Ltd.(a) 70,471 165,607
Magnolia Oil & Gas Corp.,
Class A*(a) 21,867 154,381
Matador Resources Co.*(a) 19,468 234,784
NACCO Industries, Inc., Class
A(a) 590 15,517
NextDecade Corp.* 2,175 4,546
Nordic American Tankers Ltd.
(a) 25,538 75,337
Overseas Shipholding Group,
Inc., Class A* 12,144 25,988
Ovintiv , Inc. 46,825 672,407
Par Pacific Holdings, Inc.* 7,660 107,087
PBF Energy, Inc., Class A(a) 18,213 129,312
PDC Energy, Inc.*(a) 17,743 364,264
Peabody Energy Corp.*(a) 11,706 28,211
Penn Virginia Corp.* 2,512 25,497
PrimeEnergy Resources
Corp.*(a) 81 3,497
Range Resources Corp.*(a) 39,235 262,874
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Renewable Energy Group,
Inc.*(a) 6,844 484,692
REX American Resources
Corp.* 1,047 76,923
Scorpio Tankers, Inc.(a) 8,986 100,553
SFL Corp. Ltd. 16,735 105,096
SM Energy Co.(a) 21,106 129,169
Southwestern Energy Co.*(a) 117,775 350,970
Talos Energy, Inc.*(a) 2,607 21,482
Tellurian, Inc.*(a) 29,042 37,174
Uranium Energy Corp.*(a) 37,112 65,317
W&T Offshore, Inc.*(a) 19,008 41,247
Whiting Petroleum Corp.* 205 5,125
World Fuel Services Corp. 11,075 345,097
6,413,301
Paper & Forest Products 0.5%
Boise Cascade Co. 7,176 343,013
Clearwater Paper Corp.*(a) 2,978 112,419
Domtar Corp. 9,838 311,373
Glatfelter Corp.(a) 7,951 130,237
Louisiana-Pacific Corp. 20,206 751,057
Neenah, Inc. 3,044 168,394
Schweitzer-Mauduit
International, Inc. 5,524 222,120
Verso Corp., Class A(a) 5,593 67,228
2,105,841
Personal Products 0.4%
BellRing Brands, Inc., Class A* 7,235 175,883
Edgewell Personal Care Co. 9,768 337,777
elf Beauty, Inc.* 8,008 201,722
Inter Parfums , Inc. 3,175 192,056
Lifevantage Corp.* 2,228 20,765
Medifast , Inc.(a) 2,028 398,178
Nature's Sunshine Products,
Inc.* 1,586 23,711
Revlon, Inc., Class A*(a) 1,213 14,410
USANA Health Sciences,
Inc.*(a) 2,104 162,218
Veru , Inc.*(a) 9,531 82,443
1,609,163
Pharmaceuticals 1.6%
AcelRx Pharmaceuticals,
Inc.*(a) 12,634 15,666
Aerie Pharmaceuticals, Inc.*(a) 6,719 90,774
Agile Therapeutics, Inc.*(a) 11,745 33,708
Amneal Pharmaceuticals,
Inc.*(a) 19,120 87,378
Amphastar Pharmaceuticals,
Inc.*(a) 6,409 128,885
ANI Pharmaceuticals, Inc.*(a) 1,548 44,954
Aquestive Therapeutics,
Inc.*(a) 2,942 15,740
Arvinas , Inc.*(a) 5,466 464,227
Atea Pharmaceuticals, Inc.*(a) 2,617 109,338
Athira Pharma, Inc.*(a) 2,319 79,426
Avenue Therapeutics, Inc.*(a) 993 5,908
Axsome Therapeutics, Inc.*(a) 5,070 413,053
Aytu BioScience , Inc.*(a) 534 3,193

128 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
BioDelivery Sciences
International, Inc.* 16,618 69,796
Cara Therapeutics, Inc.*(a) 7,260 109,844
Cassava Sciences, Inc.*(a) 4,682 31,931
Cerecor , Inc.*(a) 6,501 17,163
Chiasma, Inc.*(a) 9,085 39,520
Collegium Pharmaceutical,
Inc.*(a) 6,330 126,790
Corcept Therapeutics, Inc.* 17,560 459,370
CorMedix, Inc.*(a) 5,281 39,238
Cymabay Therapeutics,
Inc.*(a) 13,110 75,251
Durect Corp.*(a) 35,628 73,750
Eloxx Pharmaceuticals,
Inc.*(a) 4,261 16,959
Endo International plc*(a) 40,443 290,381
Eton Pharmaceuticals, Inc.*(a) 2,795 22,723
Evofem Biosciences, Inc.* 13,573 32,711
Evolus , Inc.*(a) 4,532 15,228
Fulcrum Therapeutics, Inc.* 2,492 29,181
Graybug Vision, Inc.*(a) 1,178 34,186
Harmony Biosciences
Holdings, Inc.* 1,121 40,524
Harrow Health, Inc.*(a) 4,440 30,458
IMARA, Inc.* 971 21,411
Innoviva , Inc.*(a) 11,622 143,997
Intersect ENT, Inc.* 5,692 130,347
Intra-Cellular Therapies,
Inc.*(a) 12,117 385,321
Kala Pharmaceuticals, Inc.*(a) 6,937 47,033
Kaleido Biosciences, Inc.*(a) 1,924 17,508
Lannett Co., Inc.*(a) 6,566 42,810
Liquidia Technologies, Inc.*(a) 3,656 10,785
Lyra Therapeutics, Inc.*(a) 883 10,066
Marinus Pharmaceuticals,
Inc.*(a) 4,288 52,317
NGM Biopharmaceuticals,
Inc.*(a) 4,259 129,026
Ocular Therapeutix , Inc.*(a) 12,377 256,204
Odonate Therapeutics, Inc.*(a) 3,138 60,250
Omeros Corp.*(a) 10,607 151,521
Optinose , Inc.*(a) 5,581 23,105
Osmotica Pharmaceuticals
plc*(a) 2,808 11,569
Pacira BioSciences , Inc.*(a) 7,705 461,067
Paratek Pharmaceuticals,
Inc.*(a) 8,441 52,841
Phathom Pharmaceuticals,
Inc.*(a) 2,013 66,872
Phibro Animal Health Corp.,
Class A 3,727 72,378
Pliant Therapeutics, Inc.*(a) 1,842 41,850
Prestige Consumer
Healthcare, Inc.* 8,930 311,389
Provention Bio, Inc.* 8,589 145,498
Recro Pharma, Inc.*(a) 3,324 9,473
Relmada Therapeutics, Inc.* 2,577 82,644
Revance Therapeutics, Inc.*(a) 11,257 319,023
Common Stocks
Shares Value ($)
Pharmaceuticals
Satsuma Pharmaceuticals,
Inc.* 1,706 7,865
scPharmaceuticals , Inc.*(a) 1,065 5,634
SIGA Technologies, Inc.*(a) 9,238 67,160
Strongbridge Biopharma plc* 6,841 16,624
Supernus Pharmaceuticals,
Inc.*(a) 9,043 227,522
Tarsus Pharmaceuticals, Inc.* 1,109 45,835
TherapeuticsMD , Inc.*(a) 44,514 53,862
Theravance Biopharma,
Inc.*(a) 8,406 149,375
Tricida , Inc.*(a) 5,089 35,877
Verrica Pharmaceuticals,
Inc.*(a) 2,273 26,162
VYNE Therapeutics, Inc.*(a) 27,889 44,065
WaVe Life Sciences Ltd.* 5,915 46,551
Xeris Pharmaceuticals, Inc.*(a) 7,869 38,715
Zogenix , Inc.* 10,216 204,218
7,073,024
Professional Services 1.2%
Acacia Research Corp.*(a) 7,232 28,494
Akerna Corp.*(a) 1,932 6,260
ASGN, Inc.* 9,116 761,459
Barrett Business Services, Inc.
(a) 1,407 95,971
BG Staffing, Inc.(a) 1,650 22,259
CBIZ, Inc.* 9,070 241,353
CRA International, Inc. 1,433 72,983
Exponent, Inc. 9,215 829,626
Forrester Research, Inc.*(a) 1,960 82,124
Franklin Covey Co.* 2,389 53,203
GP Strategies Corp.* 2,243 26,602
Heidrick & Struggles
International, Inc. 3,648 107,178
Huron Consulting Group, Inc.* 4,025 237,274
ICF International, Inc. 3,328 247,370
Insperity , Inc. 6,505 529,637
Kelly Services, Inc., Class A 5,983 123,070
Kforce , Inc. 3,638 153,123
Korn Ferry 10,080 438,480
Mastech Digital, Inc.* 814 12,943
Mistras Group, Inc.* 3,322 25,779
Red Violet, Inc.* 1,448 37,807
Resources Connection, Inc.(a) 5,849 73,522
TriNet Group, Inc.* 7,383 595,070
TrueBlue , Inc.* 6,610 123,541
Upwork , Inc.* 16,644 574,551
Willdan Group, Inc.*(a) 1,850 77,145
5,576,824
Real Estate Management & Development 0.8%
Altisource Portfolio Solutions
SA* 1,085 13,975
American Realty Investors,
Inc.* 423 4,611
BBX Capital, Inc.*(a) 1,926 10,959
CTO Realty Growth, Inc.(a) 1,023 43,130
Cushman & Wakefield plc*(a) 19,822 293,960
eXp World Holdings, Inc.*(a) 4,523 285,492
Fathom Holdings, Inc.*(a) 862 31,066

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 129
Common Stocks
Shares Value ($)
Real Estate Management & Development
Forestar Group, Inc.*(a) 3,097 62,497
FRP Holdings, Inc.*(a) 1,232 56,118
Indus Realty Trust, Inc.*(a) 456 28,500
Kennedy-Wilson Holdings, Inc.
(a) 21,849 390,879
Marcus & Millichap, Inc.* 4,290 159,717
Maui Land & Pineapple Co.,
Inc.*(a) 983 11,334
Newmark Group, Inc., Class A 25,524 186,070
Rafael Holdings, Inc., Class
B*(a) 1,686 39,317
RE/MAX Holdings, Inc., Class
A 3,117 113,241
Realogy Holdings Corp.*(a) 20,691 271,466
Redfin Corp.* 17,996 1,235,065
RMR Group, Inc. (The), Class
A 2,869 110,801
St Joe Co. (The)(a) 5,916 251,134
Stratus Properties, Inc.*(a) 994 25,347
Tejon Ranch Co.*(a) 3,556 51,384
Transcontinental Realty
Investors, Inc.* 231 5,569
3,681,632
Road & Rail 0.5%
ArcBest Corp. 4,652 198,501
Avis Budget Group, Inc.* 9,415 351,180
Covenant Logistics Group,
Inc.*(a) 1,963 29,072
Daseke , Inc.*(a) 8,195 47,613
Heartland Express, Inc. 8,679 157,090
Marten Transport Ltd. 10,845 186,859
PAM Transportation Services,
Inc.* 334 16,366
Saia, Inc.* 4,709 851,387
Universal Logistics Holdings,
Inc. 1,585 32,635
US Xpress Enterprises, Inc.,
Class A*(a) 3,532 24,159
Werner Enterprises, Inc. 11,090 434,950
2,329,812
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries,
Inc.* 6,818 661,141
Alpha & Omega
Semiconductor Ltd.* 3,600 85,104
Ambarella , Inc.* 5,935 544,952
Amkor Technology, Inc. 17,773 268,017
Atomera , Inc.*(a) 3,578 57,570
Axcelis Technologies, Inc.* 5,921 172,420
AXT, Inc.*(a) 7,603 72,761
Brooks Automation, Inc. 13,178 894,127
CEVA, Inc.*(a) 3,999 181,954
CMC Materials, Inc. 5,277 798,410
Cohu , Inc. 7,387 282,036
CyberOptics Corp.* 1,306 29,633
Diodes, Inc.*(a) 7,764 547,362
DSP Group, Inc.* 3,941 65,381
FormFactor , Inc.* 13,870 596,687
GSI Technology, Inc.*(a) 2,388 17,671
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Ichor Holdings Ltd.* 3,953 119,163
Impinj , Inc.*(a) 3,172 132,812
Lattice Semiconductor Corp.* 24,540 1,124,423
MACOM Technology Solutions
Holdings, Inc.* 8,446 464,868
Maxeon Solar Technologies
Ltd.*(a) 1,683 47,747
MaxLinear , Inc.*(a) 12,470 476,229
NeoPhotonics Corp.* 8,876 80,683
NVE Corp. 875 49,158
Onto Innovation, Inc.* 8,528 405,506
PDF Solutions, Inc.*(a) 5,399 116,618
Photronics , Inc.* 11,099 123,865
Pixelworks , Inc.* 6,376 17,980
Power Integrations, Inc. 10,588 866,734
Rambus, Inc.* 20,324 354,857
Semtech Corp.* 11,731 845,688
Silicon Laboratories, Inc.* 7,860 1,000,892
SiTime Corp.*(a) 1,646 184,237
SMART Global Holdings,
Inc.*(a) 2,626 98,816
SunPower Corp.*(a) 13,743 352,371
Synaptics , Inc.*(a) 6,233 600,861
Ultra Clean Holdings, Inc.* 7,171 223,377
Veeco Instruments, Inc.*(a) 8,844 153,532
13,115,643
Software 5.8%
8x8, Inc.* 19,030 655,964
A10 Networks, Inc.* 11,277 111,191
ACI Worldwide, Inc.* 20,782 798,652
Agilysys , Inc.* 3,392 130,185
Alarm.com Holdings, Inc.*(a) 8,531 882,532
Altair Engineering, Inc., Class
A*(a) 7,835 455,840
American Software, Inc., Class
A(a) 5,525 94,864
Appfolio , Inc., Class A*(a) 2,926 526,797
Appian Corp.*(a) 6,462 1,047,426
Asure Software, Inc.* 1,839 13,057
Avaya Holdings Corp.*(a) 14,793 283,286
Benefitfocus , Inc.*(a) 4,877 70,619
Blackbaud , Inc. 8,840 508,830
Blackline, Inc.*(a) 9,194 1,226,296
Bottomline Technologies DE,
Inc.*(a) 8,008 422,342
Box, Inc., Class A* 25,532 460,853
Cerence , Inc.*(a) 6,596 662,766
ChannelAdvisor Corp.* 4,957 79,213
Cloudera, Inc.*(a) 36,691 510,372
CommVault Systems, Inc.* 7,626 422,252
Cornerstone OnDemand , Inc.* 11,116 489,549
Digimarc Corp.*(a) 2,138 100,999
Digital Turbine, Inc.* 15,198 859,599
Domo, Inc., Class B*(a) 4,768 304,055
Ebix , Inc.(a) 4,717 179,104
eGain Corp.*(a) 3,388 40,012
Envestnet , Inc.* 9,510 782,578
GTY Technology Holdings,
Inc.* 8,361 43,310

130 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Intelligent Systems Corp.*(a) 1,334 53,507
J2 Global, Inc.*(a) 7,826 764,522
LivePerson , Inc.*(a) 11,250 700,087
MicroStrategy , Inc., Class
A*(a) 1,385 538,142
Mimecast Ltd.*(a) 10,231 581,530
Mitek Systems, Inc.* 7,221 128,389
Model N, Inc.* 6,100 217,648
OneSpan , Inc.* 6,008 124,245
Park City Group, Inc.* 1,860 8,909
Ping Identity Holding Corp.*(a) 6,587 188,652
Progress Software Corp. 8,019 362,379
PROS Holdings, Inc.* 7,032 357,015
Q2 Holdings, Inc.*(a) 9,085 1,149,525
QAD, Inc., Class A(a) 2,142 135,332
Qualys , Inc.*(a) 6,098 743,163
Rapid7, Inc.*(a) 9,331 841,283
Rimini Street, Inc.* 3,153 13,968
SailPoint Technologies
Holdings, Inc.*(a) 15,996 851,627
Sapiens International Corp.
NV 5,098 156,050
SeaChange International,
Inc.*(a) 4,305 6,027
SecureWorks Corp., Class
A*(a) 1,334 18,969
ShotSpotter, Inc.*(a) 1,299 48,972
Smith Micro Software, Inc.*(a) 5,952 32,260
Sprout Social, Inc., Class A* 5,126 232,772
SPS Commerce, Inc.* 6,427 697,908
Sumo Logic, Inc.*(a) 2,565 73,308
SVMK, Inc.* 22,164 566,290
Synchronoss Technologies,
Inc.*(a) 8,177 38,432
Telenav , Inc.* 6,587 30,959
Tenable Holdings, Inc.* 12,822 670,078
Upland Software, Inc.*(a) 4,678 214,673
Varonis Systems, Inc.* 5,587 914,089
Verint Systems, Inc.* 11,718 787,215
Veritone , Inc.*(a) 4,454 126,716
VirnetX Holding Corp.(a) 11,591 58,419
Workiva , Inc.* 7,168 656,732
Xperi Holding Corp. 19,175 400,757
Yext , Inc.*(a) 18,856 296,416
Zix Corp.*(a) 9,871 85,187
Zuora , Inc., Class A*(a) 17,990 250,601
26,285,296
Specialty Retail 2.6%
Aaron's Co., Inc. (The)* 6,331 120,036
Abercrombie & Fitch Co.,
Class A(a) 11,135 226,709
Academy Sports & Outdoors,
Inc.*(a) 3,176 65,838
American Eagle Outfitters, Inc.
(a) 26,982 541,529
America's Car-Mart, Inc.* 1,118 122,801
Asbury Automotive Group,
Inc.* 3,516 512,422
At Home Group, Inc.*(a) 9,394 145,231
Common Stocks
Shares Value ($)
Specialty Retail
Bed Bath & Beyond, Inc.(a) 22,692 403,010
Boot Barn Holdings, Inc.* 5,121 222,047
Buckle, Inc. (The)(a) 5,143 150,176
Caleres , Inc. 6,344 99,284
Camping World Holdings, Inc.,
Class A 5,863 152,731
Cato Corp. (The), Class A 3,795 36,394
Chico's FAS, Inc.(a) 22,008 34,993
Children's Place, Inc. (The)*(a) 2,465 123,496
Citi Trends, Inc.(a) 1,925 95,634
Conn's, Inc.*(a) 3,386 39,582
Container Store Group, Inc.
(The)*(a) 3,802 36,271
Designer Brands, Inc., Class
A(a) 11,524 88,159
Envela Corp.* 1,899 9,875
Express, Inc.*(a) 12,256 11,153
GameStop Corp., Class A*(a) 10,226 192,658
Genesco, Inc.*(a) 2,626 79,016
Group 1 Automotive, Inc.(a) 3,111 407,976
GrowGeneration Corp.*(a) 6,767 272,169
Guess?, Inc.(a) 7,484 169,288
Haverty Furniture Cos., Inc.(a) 2,897 80,160
Hibbett Sports, Inc.* 2,948 136,139
Lithia Motors, Inc., Class A(a) 4,692 1,373,208
Lumber Liquidators Holdings,
Inc.* 5,047 155,145
MarineMax , Inc.*(a) 3,710 129,961
Michaels Cos., Inc. (The)*(a) 13,537 176,116
Monro , Inc.(a) 5,858 312,231
Murphy USA, Inc. 4,932 645,451
National Vision Holdings,
Inc.*(a) 14,430 653,535
ODP Corp. (The)* 9,325 273,222
OneWater Marine, Inc., Class
A*(a) 1,547 45,002
Rent-A-Center, Inc. 8,629 330,404
Restoration Hardware
Holdings, Inc.*(a) 2,847 1,274,089
Sally Beauty Holdings, Inc.*(a) 20,692 269,824
Shoe Carnival, Inc.(a) 1,667 65,313
Signet Jewelers Ltd. 9,328 254,375
Sleep Number Corp.*(a) 4,860 397,840
Sonic Automotive, Inc., Class
A(a) 4,331 167,047
Sportsman's Warehouse
Holdings, Inc.* 8,068 141,593
Tilly's, Inc., Class A 4,152 33,880
Urban Outfitters, Inc.*(a) 12,427 318,131
Winmark Corp. 518 96,244
Zumiez , Inc.* 3,655 134,431
11,821,819
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.*(a) 21,171 221,872
Avid Technology, Inc.*(a) 5,700 90,459
Corsair Gaming, Inc.*(a) 2,757 99,859
Diebold Nixdorf, Inc.*(a) 13,129 139,955
Eastman Kodak Co.*(a) 2,838 23,101
Immersion Corp.*(a) 3,677 41,513

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 131
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Intevac, Inc.* 3,715 26,785
Quantum Corp.* 5,729 35,062
Super Micro Computer, Inc.*(a) 7,867 249,069
927,675
Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc.*(a) 11,987 751,105
Deckers Outdoor Corp.* 5,061 1,451,394
Fossil Group, Inc.*(a) 8,914 77,284
G-III Apparel Group Ltd.*(a) 8,153 193,552
Kontoor Brands, Inc.(a) 9,249 375,139
Lakeland Industries, Inc.*(a) 1,346 36,679
Movado Group, Inc.* 2,805 46,619
Oxford Industries, Inc. 2,855 187,031
Rocky Brands, Inc. 1,288 36,154
Steven Madden Ltd.(a) 14,803 522,842
Superior Group of Cos., Inc.(a) 1,870 43,459
Unifi, Inc.* 2,599 46,106
Vera Bradley, Inc.*(a) 3,634 28,927
Wolverine World Wide, Inc.(a) 14,675 458,594
4,254,885
Thrifts & Mortgage Finance 1.7%
Axos Financial, Inc.*(a) 10,409 390,650
Bogota Financial Corp.*(a) 1,775 15,815
Bridgewater Bancshares, Inc.* 3,959 49,448
Capitol Federal Financial, Inc. 23,453 293,162
Columbia Financial, Inc.* 9,118 141,876
ESSA Bancorp, Inc. 1,831 27,465
Essent Group Ltd. 20,006 864,259
Federal Agricultural Mortgage
Corp., Class C 1,660 123,255
Flagstar Bancorp, Inc. 8,632 351,840
FS Bancorp, Inc.(a) 664 36,387
Greene County Bancorp, Inc. 804 20,494
Hingham Institution for
Savings(a) 287 61,992
Home Bancorp, Inc. 1,203 33,672
HomeStreet , Inc. 2,988 100,845
Kearny Financial Corp. 14,296 150,966
Luther Burbank Corp. 3,310 32,438
Merchants Bancorp 1,541 42,578
Meridian Bancorp, Inc. 8,505 126,810
Meta Financial Group, Inc. 5,980 218,629
MMA Capital Holdings, Inc.*(a) 767 18,868
Mr. Cooper Group, Inc.* 13,745 426,507
NMI Holdings, Inc., Class A* 14,729 333,612
Northfield Bancorp, Inc.(a) 8,708 107,370
Northwest Bancshares, Inc. 21,489 273,770
Oconee Federal Financial
Corp.(a) 303 7,666
OP Bancorp 2,329 17,933
PCSB Financial Corp. 2,303 36,710
PDL Community Bancorp*(a) 1,297 13,631
PennyMac Financial Services,
Inc. 7,617 499,828
Pioneer Bancorp, Inc.*(a) 2,469 26,097
Premier Financial Corp. 6,963 160,149
Provident Bancorp, Inc.(a) 3,056 36,672
Provident Financial Holdings,
Inc.(a) 1,586 24,916
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Provident Financial Services,
Inc.(a) 12,423 223,117
Prudential Bancorp, Inc. 1,380 19,113
Radian Group, Inc. 34,258 693,725
Riverview Bancorp, Inc.(a) 5,172 27,205
Security National Financial
Corp., Class A*(a) 2,182 18,220
Southern Missouri Bancorp,
Inc. 1,276 38,841
Standard AVB Financial Corp. 540 17,599
Sterling Bancorp, Inc.(a) 2,706 12,285
Territorial Bancorp, Inc.(a) 1,673 40,202
Timberland Bancorp, Inc. 1,234 29,937
TrustCo Bank Corp. 17,133 114,277
Walker & Dunlop, Inc. 5,127 471,787
Washington Federal, Inc. 13,488 347,181
Waterstone Financial, Inc.(a) 3,849 72,438
Western New England
Bancorp, Inc. 4,014 27,656
WSFS Financial Corp. 9,010 404,369
7,624,262
Tobacco 0.1%
Turning Point Brands, Inc.(a) 2,119 94,422
Universal Corp. 4,423 215,002
Vector Group Ltd.(a) 25,021 291,495
600,919
Trading Companies & Distributors 1.5%
Alta Equipment Group, Inc.*(a) 3,306 32,663
Applied Industrial
Technologies, Inc. 6,952 542,186
Beacon Roofing Supply, Inc.* 9,783 393,179
BMC Stock Holdings, Inc.* 12,057 647,220
CAI International, Inc. 2,899 90,565
DXP Enterprises, Inc.* 3,184 70,780
EVI Industries, Inc.*(a) 1,066 31,895
Foundation Building Materials,
Inc.*(a) 4,009 77,013
GATX Corp.(a) 6,249 519,792
General Finance Corp.* 2,166 18,433
GMS, Inc.* 7,451 227,106
H&E Equipment Services, Inc. 5,979 178,234
Herc Holdings, Inc.* 4,360 289,548
Lawson Products, Inc.*(a) 707 35,993
MRC Global, Inc.* 14,536 96,374
Nesco Holdings, Inc.*(a) 2,921 21,528
NOW, Inc.* 19,435 139,543
Rush Enterprises, Inc., Class A 7,262 300,792
Rush Enterprises, Inc., Class
B 1,177 44,597
SiteOne Landscape Supply,
Inc.*(a) 7,951 1,261,267
Systemax, Inc. 2,153 77,271
Textainer Group Holdings Ltd.* 9,227 176,974
Titan Machinery, Inc.* 3,208 62,716
Transcat , Inc.*(a) 1,170 40,576
Triton International Ltd. 10,836 525,654
Veritiv Corp.* 2,674 55,592
WESCO International, Inc.* 8,953 702,811

132 - Statement of Investments - December 31, 2020 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Willis Lease Finance Corp.* 498 15,169
6,675,471
Water Utilities 0.4%
American States Water Co.(a) 6,624 526,674
Artesian Resources Corp.,
Class A 1,355 50,244
Cadiz, Inc.*(a) 4,145 44,144
California Water Service
Group 8,885 480,057
Consolidated Water Co. Ltd. 2,443 29,438
Global Water Resources, Inc. 2,176 31,356
Middlesex Water Co. 3,090 223,932
Pure Cycle Corp.*(a) 4,106 46,110
SJW Group 4,756 329,876
York Water Co. (The)(a) 2,364 110,163
1,871,994
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*(a) 8,066 102,600
Gogo , Inc.*(a) 9,921 95,539
Shenandoah
Telecommunications Co.(a) 8,616 372,642
Spok Holdings, Inc. 2,885 32,110
602,891
Total Common Stocks
(cost $317,682,057) 447,172,959
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*∞(a) 2,553 0
Oncternal Therapeutics, Inc.,
CVR*∞ 97 199
199
Total Rights
(cost $7,658) 199
Repurchase Agreements 16.4%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $19,300,172,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050;
total market value
$19,686,000.(c)(d) 19,300,000 19,300,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $3,145,537,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $3,208,418.(c)(d) 3,145,508 3,145,508
CF Secured, LLC,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $2,000,018,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$2,040,020.(c)(d) 2,000,000 2,000,000
HSBC Bank plc,
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $40,000,445,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$40,816,442.(c)(d) 40,000,000 40,000,000
NatWest Markets Securities,
Inc.,
0.08%, dated 12/28/2020,
due 1/4/2021, repurchase
price $5,000,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.00%, maturing
1/15/2021 - 7/15/2030;
total market value
$5,100,081.(c)(d) 5,000,000 5,000,000

NVIT Small Cap Index Fund - December 31, 2020 - Statement of Investments - 133
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.12%, dated 12/31/2020,
due 1/4/2021, repurchase
price $5,000,067,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$5,100,000.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $74,445,508) 74,445,508
Total Investments
(cost $392,135,223) — 114.7% 521,618,666
Liabilities in excess of other assets
— (14.7)% (66,762,784)
NET ASSETS — 100.0%
$ 454,855,882
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $125,902,879, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $74,445,508 and by
$56,036,222 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/14/2021 –
8/15/2050, a total value of $130,481,730.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $455,765 which represents 0.10% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$74,445,508.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 86 3/2021 USD 8,491,640 208,916
208,916
At December 31, 2020, the Fund had $497,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

134 - Statements of Assets and Liabilities - December 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Assets:
Investment securities of affiliated issuers, at value $ 125,476
Investment securities of unaffiliated issuers, at value
*
2,502,791,609
Repurchase agreement, at value 62,357,456
Cash 155,082,489
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 13,009,757
Security lending income receivable 14,439
Receivable for investments sold 29,904,883
Receivable for capital shares issued 1,778,734
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 4,063
Total Assets 2,765,068,906
Liabilities:
Payable for investments purchased 179,646,026
Payable for capital shares redeemed 329,042
Payable for variation margin on futures contracts —
TBA Sale Commitments, at value 80,782
Payable upon return of securities loaned (Note 2) 62,357,456
Accrued expenses and other payables:
Investment advisory fees 383,662
Fund administration fees 97,701
Distribution fees —
Administrative servicing fees 58,047
Accounting and transfer agent fees 15,456
Trustee fees 1,582
Custodian fees 10,489
Compliance program costs (Note 3) 2,526
Professional fees 13,673
Printing fees 3,985
Other 10,013
Total Liabilities 243,010,440
Net Assets $ 2,522,058,466
* Includes value of securities on loan (Note 2) 287,222,326
Cost of investment securities of affiliated issuers 66,385
Cost of investment securities of unaffiliated issuers 2,311,231,397
Cost of repurchase agreement 62,357,456
Cost of foreign currencies —
Represented by:
Capital $ 2,319,069,534
Total distributable earnings (loss) 202,988,932
Net Assets $ 2,522,058,466

Index Funds - December 31, 2020 - Statements of Assets and Liabilities - 135
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ — $ — $ — $ —
1,969,329,037 1,454,742,817 4,519,471,144 447,173,158
17,297,488 55,296,107 40,090,266 74,445,508
467,706 28,669,412 28,841,519 7,327,232
1,312,724 1,909,000 2,145,000 497,400
9,548,048 — — —
1,650,329 1,379,678 3,342,556 390,383
12,896 21,542 22,397 44,708
— — — 51,282
197,248 2,109,333 1,204,884 14,483
5,720,443 — — —
21,584 56,389 212,601 —
— — — 631
2,803 1,862 6,045 518
2,005,560,306 1,544,186,140 4,595,336,412 529,945,303
— 2,544,632 — 10,604
1,731,229 575,641 675,630 412,808
— — — 7,231
— — — —
17,297,488 55,296,107 40,090,266 74,445,508
390,086 252,395 411,050 71,671
80,390 60,456 159,315 29,802
44,200 5,207 246,866 42,847
38,443 94,000 98,321 9,278
290 262 478 3,099
804 530 2,132 43
22,452 11,199 22,597 4,717
1,915 1,424 4,450 411
20,813 9,639 14,648 11,099
6,475 15,628 16,163 7,469
48,275 8,113 65,628 32,834
19,682,860 58,875,233 41,807,544 75,089,421
$ 1,985,877,446 $ 1,485,310,907 $ 4,553,528,868 $ 454,855,882
38,664,531 219,925,255 194,976,719 125,902,879
— — — —
1,430,364,039 978,683,066 1,742,592,690 317,689,715
17,297,488 55,296,107 40,090,266 74,445,508
9,447,155 — — —
$ 1,613,149,427 $ 986,219,535 $ 1,777,751,689 $ 322,311,466
372,728,019 499,091,372 2,775,777,179 132,544,41 6
$ 1,985,877,446 $ 1,485,310,907 $ 4,553,528,868 $ 454,855,88 2

136 - Statements of Assets and Liabilities - December 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Net Assets:
Class I Shares $ 476,003,150
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 2,046,055,316
Total $ 2,522,058,466
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 42,582,260
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 182,689,661
Total 225,271,921
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11.18
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 11.20
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - December 31, 2020 - Statements of Assets and Liabilities - 137
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ 154,057,513 $ 711,464,668 $ 413,064,285 $ —
21,270,011 24,516,126 1,187,285,692 206,834,796
— — 216,830,249 —
119,566,146 — — —
1,690,983,776 749,330,113 2,736,348,642 248,021,086
$ 1,985,877,446 $ 1,485,310,907 $ 4,553,528,868 $ 454,855,882
14,795,825 31,028,908 18,476,504 —
2,045,524 1,082,748 53,446,887 22,678,967
— — 9,676,504 —
11,565,505 — — —
162,079,442 32,623,302 122,165,288 26,777,837
190,486,296 64,734,958 203,765,183 49,456,804
$ 10.41 $ 22.93 $ 22.36 $ —
$ 10.40 $ 22.64 $ 22.21 $ 9.12
$ — $ — $ 22.41 $ —
$ 10.34 $ — $ — $ —
$ 10.43 $ 22.97 $ 22.40 $ 9.26

138 - Statements of Operations - For the Year Ended December 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 57,690,294
Income from securities lending (Note 2) 133,937
Interest income from affiliated issuers 7,093
Dividend income from unaffiliated issuers —
Income from non-cash dividends from unaffiliated issuers —
Foreign tax withholding —
Total Income 57,831,324
EXPENSES:
Investment advisory fees 4,386,216
Fund administration fees 728,845
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 706,771
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 157,675
Printing fees 42,132
Trustee fees 78,688
Custodian fees 90,491
Accounting and transfer agent fees 99,188
Compliance program costs (Note 3) 10,286
Other 54,525
Total expenses before fees waived and expenses reimbursed 6,354,817
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 6,354,817
NET INVESTMENT INCOME 51,476,507
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers 24,667,028
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) (1,274)
Net realized gains (losses) 24,665,754
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 3,220
Investment securities of unaffiliated issuers 96,242,343
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
TBA Sale Commitments 66
Net change in unrealized appreciation/depreciation 96,245,629
Net realized/unrealized gains (losses) 120,911,383
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 172,387,890
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - For the Year Ended December 31, 2020 - Statements of Operations - 139
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ — $ 125,862 $ 134,013 $ 47,834
282,537 285,953 324,054 555,905
— — — —
46,904,037 19,514,430 78,194,138 4,152,979
2,815,852 — 4,867,001 —
(4,050,443) (1,219) — (6,476)
45,951,983 19,925,026 83,519,206 4,750,242
4,384,303 2,582,917 4,424,547 663,821
570,496 403,142 1,168,710 160,340
45,285 52,898 2,389,203 385,412
400,500 — — —
202,333 879,851 515,890 —
24,122 21,522 1,433,536 231,249
— — 191,449 —
150,188 — — —
154,898 83,098 213,242 50,618
44,540 49,822 94,845 26,245
58,377 40,632 130,243 11,210
93,285 41,159 177,006 8,148
9,296 1,502 2,792 263
7,519 5,106 16,599 1,436
200,787 30,515 478,330 67,653
6,345,929 4,192,164 11,236,392 1,606,395
— — (240,750) —
— — (668,988) (107,917)
— — — (6,125)
6,345,929 4,192,164 10,326,654 1,492,353
39,606,054 15,732,862 73,192,552 3,257,889
(89,977,888) 28,191,386 31,007,822 609,243
1,108,748 1,548,690 10,798,927 4,029,548
2,075,566 — — —
— — — —
(86,793,574) 29,740,076 41,806,749 4,638,791
— — — —
177,571,688 127,824,212 591,473,753 69,853,903
247,347 528,639 (61,113) 51,694
475,264 — — —
— — — —
178,294,299 128,352,851 591,412,640 69,905,597
91,500,725 158,092,927 633,219,389 74,544,388
$ 131,106,779 $ 173,825,789 $ 706,411,941 $ 77,802,277

The accompanying notes are an integral part of these financial statements.
140 - Statements of Changes in Net Assets - December 31, 2020 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 51,476,507 $ 60,383,742
Net realized gains (losses) 24,665,754 6,198,946
Net change in unrealized appreciation/depreciation 96,245,629 123,488,358
Change in net assets resulting from operations 172,387,890 190,071,046
Distributions to Shareholders From:
Distributable earnings:
Class I (10,652,049) (9,733,745)
Class II — —
Class VIII — —
Class Y (47,110,501) (53,397,446)
Change in net assets from shareholder distributions (57,762,550) (63,131,191)
Change in net assets from capital transactions 32,273,831 40,588,909
Change in net assets 146,899,171 167,528,764
Net Assets:
Beginning of year 2,375,159,295 2,207,630,531
End of year $ 2,522,058,466 $ 2,375,159,295
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 163,139,329 $ 166,609,273
Dividends reinvested 10,652,049 9,733,745
Cost of shares redeemed (107,629,608) (46,597,408)
Total Class I Shares 66,161,770 129,745,610
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 259,257,274 115,034,174
Dividends reinvested 47,110,501 53,397,446
Cost of shares redeemed (340,255,714) (257,588,321)
Total Class Y Shares (33,887,939) (89,156,701)
Change in net assets from capital transactions $ 32,273,831 $ 40,588,909

Index Funds - December 31, 2020 - Statements of Changes in Net Assets - 141
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 39,606,054 $ 61,259,477 $ 15,732,862 $ 17,527,568
(86,793,574) 57,241,298 29,740,076 64,945,885
178,294,299 287,144,125 128,352,851 214,083,737
131,106,779 405,644,900 173,825,789 296,557,190
(7,372,983) (5,207,949) (37,061,902) (105,063,856)
(950,731) (617,950) (1,262,116) (4,243,891)
(5,264,980) (3,307,483) — —
(84,119,275) (64,285,072) (41,962,574) (116,643,475)
(97,707,969) (73,418,454) (80,286,592) (225,951,222)
(132,167,337) (190,569,481) 6,569,242 152,694,888
(98,768,527) 141,656,965 100,108,439 223,300,856
2,084,645,973 1,942,989,008 1,385,202,468 1,161,901,612
$ 1,985,877,446 $ 2,084,645,973 $ 1,485,310,907 $ 1,385,202,468
$ 34,325,825 $ 44,307,911 $ 94,156,319 $ 81,180,353
7,372,983 5,207,949 37,061,902 105,063,856
(46,608,850) (45,126,046) (112,278,133) (104,865,548)
(4,910,042) 4,389,814 18,940,088 81,378,661
8,046,224 1,231,369 3,517,123 2,487,459
950,731 617,950 1,262,116 4,243,891
(7,413,202) (1,952,581) (7,023,873) (3,511,673)
1,583,753 (103,262) (2,244,634) 3,219,677
12,997,010 12,551,434 — —
5,264,980 3,307,483 — —
(9,556,946) (6,885,326) — —
8,705,044 8,973,591 — —
155,135,059 70,641,880 92,786,598 45,813,547
84,119,275 64,285,072 41,962,574 116,643,475
(376,800,426) (338,756,576) (144,875,384) (94,360,472)
(137,546,092) (203,829,624) (10,126,212) 68,096,550
$ (132,167,337) $ (190,569,481) $ 6,569,242 $ 152,694,888

The accompanying notes are an integral part of these financial statements.
142 - Statements of Changes in Net Assets - December 31, 2020 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 14,878,941 15,854,403
Reinvested 953,414 909,782
Redeemed (9,733,529) (4,373,303)
Total Class I Shares 6,098,826 12,390,882
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 22,881,934 10,970,940
Reinvested 4,206,032 4,980,588
Redeemed (30,470,855) (24,343,437)
Total Class Y Shares (3,382,889) (8,391,909)
Total change in shares 2,715,937 3,998,973
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - December 31, 2020 - Statements of Changes in Net Assets - 143
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
3,717,363 4,598,372 5,078,786 3,632,898
773,132 525,196 1,897,091 5,203,378
(4,936,782) (4,693,224) (5,852,362) (4,636,323)
(446,287) 430,344 1,123,515 4,199,953
930,553 129,042 181,829 108,589
100,028 62,449 65,735 212,922
(853,996) (206,864) (387,577) (156,668)
176,585 (15,373) (140,013) 164,843
1,468,781 1,311,170 — —
559,010 336,090 — —
(1,072,433) (715,926) — —
955,358 931,334 — —
16,870,527 7,510,414 4,751,161 2,096,635
8,787,199 6,474,406 2,139,835 5,761,310
(39,797,362) (34,661,767) (7,293,083) (4,113,119)
(14,139,636) (20,676,947) (402,087) 3,744,826
(13,453,980) (19,330,642) 581,415 8,109,622

The accompanying notes are an integral part of these financial statements.
144 - Statements of Changes in Net Assets - December 31, 2020 - Index Funds
NVIT S&P 500 Index Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 73,192,552 $ 71,236,424
Net realized gains 41,806,749 81,224,523
Net change in unrealized appreciation/depreciation 591,412,640 836,376,166
Change in net assets resulting from operations 706,411,941 988,837,113
Distributions to Shareholders From:
Distributable earnings:
Class I (14,050,677) (18,236,205)
Class II (37,936,211) (48,105,962)
Class IV (7,519,905) (11,569,240)
Class Y (97,408,198) (161,171,760)
Change in net assets from shareholder distributions (156,914,991) (239,083,167)
Change in net assets from capital transactions (174,506,537) 369,337,672
Change in net assets 374,990,413 1,119,091,618
Net Assets:
Beginning of year 4,178,538,455 3,059,446,837
End of year $ 4,553,528,868 $ 4,178,538,455
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 77,930,110 $ 105,870,610
Dividends reinvested 14,050,677 18,236,205
Cost of shares redeemed (66,147,199) (53,414,325)
Total Class I Shares 25,833,588 70,692,490
Class II Shares
Proceeds from shares issued 186,768,248 100,078,886
Dividends reinvested 37,936,211 48,105,962
Cost of shares redeemed (76,324,095) (60,210,132)
Total Class II Shares 148,380,364 87,974,716
Class IV Shares
Proceeds from shares issued 4,644,597 3,266,401
Dividends reinvested 7,519,905 11,569,240
Cost of shares redeemed (21,199,789) (16,935,271)
Total Class IV Shares (9,035,287) (2,099,630)
Class Y Shares
Proceeds from shares issued 152,366,996 437,610,252
Dividends reinvested 97,408,198 161,171,760
Cost of shares redeemed (589,460,396) (386,011,916)
Total Class Y Shares (339,685,202) 212,770,096
Change in net assets from capital transactions $ (174,506,537) $ 369,337,672

Index Funds - December 31, 2020 - Statements of Changes in Net Assets - 145
NVIT Small Cap Index Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 3,257,889 $ 3,925,021
4,638,791 16,098,441
69,905,597 51,927,658
77,802,277 71,951,120
— —
(8,585,600) (55,964,689)
— —
(11,313,500) (69,692,264)
(19,899,100) (125,656,953)
29,529,982 144,187,990
87,433,159 90,482,157
367,422,723 276,940,566
$ 454,855,882 $ 367,422,723
$ — $ —
— —
— —
— —
31,856,345 27,249,771
8,585,600 55,964,689
(23,113,790) (14,277,264)
17,328,155 68,937,196
— —
— —
— —
— —
44,634,118 29,979,243
11,313,500 69,692,264
(43,745,791) (24,420,713)
12,201,827 75,250,794
$ 29,529,982 $ 144,187,990

The accompanying notes are an integral part of these financial statements.
146 - Statements of Changes in Net Assets - December 31, 2020 - Index Funds
NVIT S&P 500 Index Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 4,019,065 5,795,958
Reinvested 662,445 984,688
Redeemed (3,520,589) (2,924,857)
Total Class I Shares 1,160,921 3,855,789
Class II Shares
Issued 9,881,583 5,472,246
Reinvested 1,803,522 2,619,337
Redeemed (3,883,276) (3,383,161)
Total Class II Shares 7,801,829 4,708,422
Class IV Shares
Issued 232,140 176,290
Reinvested 354,088 623,882
Redeemed (1,097,324) (918,415)
Total Class IV Shares (511,096) (118,243)
Class Y Shares
Issued 7,754,801 24,467,155
Reinvested 4,584,752 8,688,628
Redeemed (29,863,350) (20,840,974)
Total Class Y Shares (17,523,797) 12,314,809
Total change in shares (9,072,143) 20,760,777
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - December 31, 2020 - Statements of Changes in Net Assets - 147
NVIT Small Cap Index Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
— —
— —
— —
— —
4,500,605 2,658,225
1,167,973 7,653,873
(3,274,204) (1,387,253)
2,394,374 8,924,845
— —
— —
— —
— —
5,996,029 3,027,806
1,502,610 9,372,345
(5,645,090) (2,318,182)
1,853,549 10,081,969
4,247,923 19,006,814

148 - Financial Highlights - December 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Bond Index Fund
Class I Shares
Year Ended December 31,
2020 $ 10.66 0.22 0.55 0.77 (0.25) — (0.25) $ 11.18 7.20% $ 476,003,150 0.38% 1.98% 0.38% 114.32%
Year Ended December 31,
2019 $ 10.09 0.26 0.59 0.85 (0.28) — (0.28) $ 10.66 8.40% $ 388,761,740 0.38% 2.46% 0.38% 82.79%
Year Ended December 31,
2018 $ 10.41 0.25 (0.29) (0.04) (0.27) (0.01) (0.28) $ 10.09 (0.36)% $ 243,014,363 0.38% 2.46% 0.38% 155.75%
Year Ended December 31,
2017 $ 10.34 0.22 0.11 0.33 (0.24) (0.02) (0.26) $ 10.41 3.12% $ 252,173,721 0.38% 2.13% 0.38% 204.04%
Year Ended December 31,
2016 $ 10.37 0.22 0.01 0.23 (0.24) (0.02) (0.26) $ 10.34 2.26% $ 165,391,094 0.38% 2.03% 0.38% 167.32%
Class Y Shares
Year Ended December 31,
2020 $ 10.68 0.24 0.54 0.78 (0.26) — (0.26) $ 11.20 7.33% $ 2,046,055,316 0.23% 2.14% 0.23% 114.32%
Year Ended December 31,
2019 $ 10.10 0.28 0.59 0.87 (0.29) — (0.29) $ 10.68 8.62% $ 1,986,397,555 0.23% 2.62% 0.23% 82.79%
Year Ended December 31,
2018 $ 10.43 0.27 (0.30) (0.03) (0.29) (0.01) (0.30) $ 10.10 (0.31)% $ 1,964,616,168 0.23% 2.61% 0.23% 155.75%
Year Ended December 31,
2017 $ 10.35 0.24 0.11 0.35 (0.25) (0.02) (0.27) $ 10.43 3.33% $ 2,146,361,266 0.23% 2.28% 0.23% 204.04%
Year Ended December 31,
2016 $ 10.38 0.23 0.02 0.25 (0.26) (0.02) (0.28) $ 10.35 2.40% $ 2,089,838,225 0.23% 2.18% 0.23% 167.32%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

150 - Financial Highlights - December 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT International Index
Fund
Class I Shares
Year Ended December 31,
2020 $ 10.21 0.19 0.53 0.72 (0.24) (0.28) (0.52) $ 10.41 7.53% $ 154,057,513 0.45% 2.02% 0.45% 8.39%
Year Ended December 31,
2019 $ 8.69 0.28 1.60 1.88 (0.34) (0.02) (0.36) $ 10.21 21.77% $ 155,627,159 0.44% 2.85% 0.44% 5.50%
Year Ended December 31,
2018 $ 10.38 0.27 (1.69) (1.42) (0.27) — (0.27) $ 8.69 (13.81)% $ 128,761,485 0.44% 2.67% 0.44% 4.26%
Year Ended December 31,
2017 $ 8.54 0.24 1.88 2.12 (0.28) — (0.28) $ 10.38 24.88% $ 149,692,499 0.44% 2.48% 0.44% 4.72%
Year Ended December 31,
2016 $ 8.70 0.24 (0.16) 0.08 (0.24) — (0.24) $ 8.54 0.92% $ 85,775,861 0.45% 2.76% 0.45% 4.88%
Class II Shares
Year Ended December 31,
2020 $ 10.20 0.17 0.53 0.70 (0.22) (0.28) (0.50) $ 10.40 7.34% $ 21,270,011 0.68% 1.81% 0.68% 8.39%
Year Ended December 31,
2019 $ 8.69 0.26 1.59 1.85 (0.32) (0.02) (0.34) $ 10.20 21.42% $ 19,064,824 0.64% 2.68% 0.64% 5.50%
Year Ended December 31,
2018 $ 10.37 0.24 (1.67) (1.43) (0.25) — (0.25) $ 8.69 (13.90)% $ 16,365,648 0.64% 2.43% 0.64% 4.26%
Year Ended December 31,
2017 $ 8.54 0.21 1.88 2.09 (0.26) — (0.26) $ 10.37 24.56% $ 17,831,979 0.69% 2.18% 0.69% 4.72%
Year Ended December 31,
2016 $ 8.69 0.23 (0.16) 0.07 (0.22) — (0.22) $ 8.54 0.75% $ 9,213,339 0.70% 2.66% 0.70% 4.88%
Class VIII Shares
Year Ended December 31,
2020 $ 10.15 0.15 0.52 0.67 (0.20) (0.28) (0.48) $ 10.34 7.13% $ 119,566,146 0.85% 1.61% 0.85% 8.39%
Year Ended December 31,
2019 $ 8.65 0.24 1.58 1.82 (0.30) (0.02) (0.32) $ 10.15 21.20% $ 107,674,830 0.84% 2.46% 0.84% 5.50%
Year Ended December 31,
2018 $ 10.33 0.22 (1.67) (1.45) (0.23) — (0.23) $ 8.65 (14.13)% $ 83,675,329 0.84% 2.22% 0.84% 4.26%
Year Ended December 31,
2017 $ 8.50 0.20 1.87 2.07 (0.24) — (0.24) $ 10.33 24.46% $ 86,101,860 0.84% 2.08% 0.84% 4.72%
Year Ended December 31,
2016 $ 8.66 0.21 (0.16) 0.05 (0.21) — (0.21) $ 8.50 0.52% $ 58,248,441 0.85% 2.44% 0.85% 4.88%
Class Y Shares
Year Ended December 31,
2020 $ 10.23 0.20 0.53 0.73 (0.25) (0.28) (0.53) $ 10.43 7.66% $ 1,690,983,776 0.30% 2.19% 0.30% 8.39%
Year Ended December 31,
2019 $ 8.71 0.30 1.59 1.89 (0.35) (0.02) (0.37) $ 10.23 21.89% $ 1,802,279,160 0.29% 3.07% 0.29% 5.50%
Year Ended December 31,
2018 $ 10.40 0.28 (1.69) (1.41) (0.28) — (0.28) $ 8.71 (13.63)% $ 1,714,186,546 0.29% 2.74% 0.29% 4.26%
Year Ended December 31,
2017 $ 8.55 0.26 1.88 2.14 (0.29) — (0.29) $ 10.40 25.13% $ 1,763,862,961 0.29% 2.71% 0.29% 4.72%
Year Ended December 31,
2016 $ 8.71 0.26 (0.17) 0.09 (0.25) — (0.25) $ 8.55 1.03% $ 1,736,455,901 0.30% 3.00% 0.30% 4.88%

Index Funds - December 31, 2020 - Financial Highlights - 151
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

152 - Financial Highlights - December 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Mid Cap Index Fund
Class I Shares
Year Ended December 31,
2020 $ 21.58 0.23 2.37 2.60 (0.23) (1.02) (1.25) $ 22.93 13.11% $ 711,464,668 0.41% 1.17% 0.41% 18.06%
Year Ended December 31,
2019 $ 20.73 0.28 4.70 4.98 (0.28) (3.85) (4.13) $ 21.58 25.65% $ 645,393,550 0.40% 1.26% 0.40% 15.94%
Year Ended December 31,
2018 $ 26.02 0.33 (2.84) (2.51) (0.32) (2.46) (2.78) $ 20.73 (11.38)% $ 532,759,354 0.40% 1.28% 0.40% 14.81%
Year Ended December 31,
2017 $ 24.24 0.26 3.38 3.64 (0.27) (1.59) (1.86) $ 26.02 15.78% $ 602,298,980 0.40% 1.01% 0.40% 20.12%
Year Ended December 31,
2016 $ 22.45 0.31 4.04 4.35 (0.28) (2.28) (2.56) $ 24.24 20.29% $ 511,054,118 0.40% 1.34% 0.40% 18.74%
Class II Shares
Year Ended December 31,
2020 $ 21.34 0.19 2.32 2.51 (0.19) (1.02) (1.21) $ 22.64 12.84% $ 24,516,126 0.61% 0.97% 0.61% 18.06%
Year Ended December 31,
2019 $ 20.54 0.23 4.66 4.89 (0.24) (3.85) (4.09) $ 21.34 25.41% $ 26,087,930 0.62% 1.04% 0.62% 15.94%
Year Ended December 31,
2018 $ 25.80 0.27 (2.80) (2.53) (0.27) (2.46) (2.73) $ 20.54 (11.57)% $ 21,725,560 0.62% 1.06% 0.62% 14.81%
Year Ended December 31,
2017 $ 24.05 0.20 3.36 3.56 (0.22) (1.59) (1.81) $ 25.80 15.57% $ 26,690,581 0.60% 0.81% 0.60% 20.12%
Year Ended December 31,
2016 $ 22.31 0.26 4.00 4.26 (0.24) (2.28) (2.52) $ 24.05 20.01% $ 23,771,694 0.61% 1.13% 0.61% 18.74%
Class Y Shares
Year Ended December 31,
2020 $ 21.61 0.26 2.38 2.64 (0.26) (1.02) (1.28) $ 22.97 13.28% $ 749,330,113 0.26% 1.32% 0.26% 18.06%
Year Ended December 31,
2019 $ 20.74 0.32 4.71 5.03 (0.31) (3.85) (4.16) $ 21.61 25.89% $ 713,720,988 0.25% 1.40% 0.25% 15.94%
Year Ended December 31,
2018 $ 26.04 0.36 (2.84) (2.48) (0.36) (2.46) (2.82) $ 20.74 (11.29)% $ 607,416,698 0.25% 1.38% 0.25% 14.81%
Year Ended December 31,
2017 $ 24.25 0.29 3.40 3.69 (0.31) (1.59) (1.90) $ 26.04 15.97% $ 1,075,034,497 0.25% 1.16% 0.25% 20.12%
Year Ended December 31,
2016 $ 22.45 0.34 4.05 4.39 (0.31) (2.28) (2.59) $ 24.25 20.47% $ 956,566,543 0.25% 1.48% 0.25% 18.74%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

154 - Financial Highlights - December 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT S&P 500 Index Fund
Class I Shares
Year Ended December 31,
2020 $ 19.63 0.36 3.16 3.52 (0.38) (0.41) (0.79) $ 22.36 18.19% $ 413,064,285 0.25% 1.83% 0.32% 3.97%
Year Ended December 31,
2019 $ 15.93 0.35 4.52 4.87 (0.38) (0.79) (1.17) $ 19.63 31.16% $ 339,938,104 0.24% 1.91% 0.31% 5.53%
Year Ended December 31,
2018 $ 17.54 0.36 (1.08) (0.72) (0.31) (0.58) (0.89) $ 15.93 (4.62)% $ 214,388,337 0.25% 2.02% 0.32% 3.87%
Year Ended December 31,
2017 $ 15.05 0.29 2.91 3.20 (0.30) (0.41) (0.71) $ 17.54 21.53% $ 191,953,126 0.24% 1.75% 0.31% 2.66%
Year Ended December 31,
2016 $ 13.98 0.28 1.34 1.62 (0.28) (0.27) (0.55) $ 15.05 11.66% $ 113,040,951 0.25% 1.94% 0.32% 3.70%
Class II Shares
Year Ended December 31,
2020 $ 19.52 0.31 3.12 3.43 (0.33) (0.41) (0.74) $ 22.21 17.85% $ 1,187,285,692 0.50% 1.58% 0.57% 3.97%
Year Ended December 31,
2019 $ 15.85 0.30 4.50 4.80 (0.34) (0.79) (1.13) $ 19.52 30.84% $ 891,042,925 0.49% 1.65% 0.56% 5.53%
Year Ended December 31,
2018 $ 17.46 0.31 (1.08) (0.77) (0.26) (0.58) (0.84) $ 15.85 (4.87)% $ 648,796,869 0.50% 1.76% 0.57% 3.87%
Year Ended December 31,
2017 $ 14.99 0.25 2.89 3.14 (0.26) (0.41) (0.67) $ 17.46 21.22% $ 640,450,407 0.49% 1.50% 0.56% 2.66%
Year Ended December 31,
2016 $ 13.93 0.24 1.33 1.57 (0.24) (0.27) (0.51) $ 14.99 11.40% $ 438,477,876 0.50% 1.69% 0.57% 3.70%
Class IV Shares
Year Ended December 31,
2020 $ 19.68 0.35 3.16 3.51 (0.37) (0.41) (0.78) $ 22.41 18.12% $ 216,830,249 0.27% 1.81% 0.27% 3.97%
Year Ended December 31,
2019 $ 15.96 0.35 4.54 4.89 (0.38) (0.79) (1.17) $ 19.68 31.19% $ 200,443,869 0.27% 1.88% 0.27% 5.53%
Year Ended December 31,
2018 $ 17.57 0.36 (1.09) (0.73) (0.30) (0.58) (0.88) $ 15.96 (4.64)% $ 164,483,964 0.27% 1.99% 0.27% 3.87%
Year Ended December 31,
2017 $ 15.07 0.28 2.92 3.20 (0.29) (0.41) (0.70) $ 17.57 21.53% $ 186,993,685 0.26% 1.73% 0.26% 2.66%
Year Ended December 31,
2016 $ 14.00 0.28 1.33 1.61 (0.27) (0.27) (0.54) $ 15.07 11.59% $ 166,977,207 0.27% 1.92% 0.27% 3.70%
Class Y Shares
Year Ended December 31,
2020 $ 19.67 0.37 3.16 3.53 (0.39) (0.41) (0.80) $ 22.40 18.24% $ 2,736,348,642 0.17% 1.91% 0.17% 3.97%
Year Ended December 31,
2019 $ 15.95 0.36 4.55 4.91 (0.40) (0.79) (1.19) $ 19.67 31.33% $ 2,747,113,557 0.17% 1.96% 0.17% 5.53%
Year Ended December 31,
2018 $ 17.56 0.38 (1.09) (0.71) (0.32) (0.58) (0.90) $ 15.95 (4.54)% $ 2,031,777,667 0.17% 2.09% 0.17% 3.87%
Year Ended December 31,
2017 $ 15.07 0.30 2.91 3.21 (0.31) (0.41) (0.72) $ 17.56 21.57% $ 2,482,427,944 0.16% 1.83% 0.16% 2.66%
Year Ended December 31,
2016 $ 13.99 0.29 1.34 1.63 (0.28) (0.27) (0.55) $ 15.07 11.78% $ 2,404,706,055 0.17% 2.02% 0.17% 3.70%

Index Funds - December 31, 2020 - Financial Highlights - 155
The accompanying notes are an integral part of these financial statements.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

156 - Financial Highlights - December 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Small Cap Index Fund
Class II Shares
Year Ended December 31,
2020 $ 8.07 0.05 1.41 1.46 (0.07) (0.34) (0.41) $ 9.12 19.32% $ 206,834,796 0.61% 0.75% 0.68% 23.07%
Year Ended December 31,
2019 $ 10.53 0.10 2.01 2.11 (0.08) (4.49) (4.57) $ 8.07 24.96% $ 163,601,416 0.61% 1.01% 0.68% 15.35%
Year Ended December 31,
2018 $ 13.53 0.12 (1.29) (1.17) (0.14) (1.69) (1.83) $ 10.53 (11.34)% $ 119,577,417 0.61% 0.87% 0.69% 16.54%
Year Ended December 31,
2017 $ 12.45 0.11 1.60 1.71 (0.11) (0.52) (0.63) $ 13.53 14.18% $ 125,904,270 0.59% 0.88% 0.66% 18.00%
Year Ended December 31,
2016 $ 11.95 0.13 2.17 2.30 (0.12) (1.68) (1.80) $ 12.45 20.87% $ 77,556,189 0.60% 1.12% 0.67% 17.32%
Class Y Shares
Year Ended December 31,
2020 $ 8.18 0.08 1.43 1.51 (0.09) (0.34) (0.43) $ 9.26 19.71% $ 248,021,086 0.28% 1.08% 0.28% 23.07%
Year Ended December 31,
2019 $ 10.60 0.14 2.03 2.17 (0.10) (4.49) (4.59) $ 8.18 25.40% $ 203,821,307 0.28% 1.34% 0.28% 15.35%
Year Ended December 31,
2018 $ 13.61 0.15 (1.29) (1.14) (0.18) (1.69) (1.87) $ 10.60 (11.09)% $ 157,363,149 0.28% 1.12% 0.28% 16.54%
Year Ended December 31,
2017 $ 12.51 0.15 1.62 1.77 (0.15) (0.52) (0.67) $ 13.61 14.56% $ 466,406,890 0.26% 1.19% 0.26% 18.00%
Year Ended December 31,
2016 $ 11.99 0.17 2.18 2.35 (0.15) (1.68) (1.83) $ 12.51 21.22% $ 463,282,596 0.28% 1.43% 0.28% 17.32%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2020 - Notes to Financial Statements - 157
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2020, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC, other
unaffiliated insurance companies, and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor
Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time”. Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).

158 - Notes to Financial Statements - December 31, 2020 - Index Funds
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Index Funds - December 31, 2020 - Notes to Financial Statements - 159
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 6,581,490 $ – $ 6,581,490
Commercial Mortgage-Backed Securities – 58,392,238 – 58,392,238
Corporate Bonds – 705,272,221 – 705,272,221
Foreign Government Securities – 48,631,672 – 48,631,672
Mortgage-Backed Securities – 670,138,557 – 670,138,557
Municipal Bonds – 18,269,933 – 18,269,933
Repurchase Agreements – 62,357,456 – 62,357,456
Supranational – 31,540,004 – 31,540,004
U.S. Government Agency Securities – 34,518,765 – 34,518,765
U.S. Treasury Obligations – 929,572,205 – 929,572,205
Total Assets $ – $ 2,565,274,541 $ – $ 2,565,274,541
$ – $ – $ – $ –
Liabilities:
Mortgage-Backed Security $ – $ (80,782) $ – $ (80,782)
Total Liabilities $ – $ (80,782) $ – $ (80,782)
Total $ – $ 2,565,193,759 $ – $ 2,565,193,759
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 22,238,410 $ – $ 22,238,410
Air Freight & Logistics – 12,509,915 – 12,509,915
Airlines – 2,005,678 – 2,005,678
Auto Components – 17,108,299 – 17,108,299
Automobiles – 60,224,952 – 60,224,952
Banks – 151,430,617 – 151,430,617
Beverages 1,300,164 40,286,125 – 41,586,289
Biotechnology – 19,448,486 – 19,448,486
Building Products – 21,985,899 – 21,985,899
Capital Markets – 54,264,189 – 54,264,189
Chemicals – 73,773,523 – 73,773,523
Commercial Services & Supplies – 7,654,295 – 7,654,295
Communications Equipment – 6,956,384 – 6,956,384
Construction & Engineering – 15,833,416 – 15,833,416
Construction Materials – 11,135,950 – 11,135,950
Consumer Finance – 256,313 – 256,313
Containers & Packaging – 1,336,219 – 1,336,219
Diversified Financial Services 497,222 15,085,434 – 15,582,656
Diversified Telecommunication Services – 36,822,664 – 36,822,664
Electric Utilities – 45,776,490 – 45,776,490
Electrical Equipment – 41,544,231 – 41,544,231
Electronic Equipment, Instruments &
Components – 41,002,222 – 41,002,222
Energy Equipment & Services – 408,620 – 408,620
Entertainment – 18,598,620 – 18,598,620
Equity Real Estate Investment Trusts
(REITs) – 27,581,533 – 27,581,533
Food & Staples Retailing – 28,428,056 – 28,428,056
Food Products – 67,247,397 – 67,247,397
Gas Utilities – 8,658,175 – 8,658,175
Health Care Equipment & Supplies – 45,553,870 – 45,553,870
Health Care Providers & Services – 10,467,330 – 10,467,330
Health Care Technology – 5,192,840 – 5,192,840
Hotels, Restaurants & Leisure 446,332 27,884,540 – 28,330,872

160 - Notes to Financial Statements - December 31, 2020 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Household Durables $ – $ 29,572,966 $ – $ 29,572,966
Household Products – 17,694,082 – 17,694,082
Independent Power and Renewable
Electricity Producers – 1,651,644 – 1,651,644
Industrial Conglomerates 1,951,926 21,183,029 – 23,134,955
Insurance – 99,903,377 – 99,903,377
Interactive Media & Services – 6,775,826 – 6,775,826
Internet & Direct Marketing Retail – 18,138,314 – 18,138,314
IT Services 1,658,735 35,381,056 – 37,039,791
Leisure Products – 5,710,605 – 5,710,605
Life Sciences Tools & Services – 10,071,433 – 10,071,433
Machinery – 64,025,639 – 64,025,639
Marine – 4,528,110 – 4,528,110
Media – 8,677,006 – 8,677,006
Metals & Mining – 61,819,576 – 61,819,576
Multiline Retail – 9,414,280 – 9,414,280
Multi-Utilities – 18,305,406 – 18,305,406
Oil, Gas & Consumable Fuels – 60,849,253 – 60,849,253
Paper & Forest Products – 7,312,146 – 7,312,146
Personal Products 11,067,769 31,877,993 – 42,945,762
Pharmaceuticals 1,340,723 161,019,871 – 162,360,594
Professional Services – 31,211,941 – 31,211,941
Real Estate Management & Development 525,596 32,830,127 – 33,355,723
Road & Rail – 16,403,250 – 16,403,250
Semiconductors & Semiconductor
Equipment – 48,983,508 – 48,983,508
Software 2,594,548 30,809,796 – 33,404,344
Specialty Retail – 18,812,643 – 18,812,643
Technology Hardware, Storage &
Peripherals – 8,379,352 – 8,379,352
Textiles, Apparel & Luxury Goods – 59,533,651 – 59,533,651
Tobacco – 17,750,183 – 17,750,183
Trading Companies & Distributors – 26,824,417 – 26,824,417
Transportation Infrastructure – 9,677,991 – 9,677,991
Water Utilities – 2,013,565 – 2,013,565
Wireless Telecommunication Services – 32,041,789 – 32,041,789
Total Common Stocks $ 21,383,015 $ 1,947,884,517 $ – $ 1,969,267,532
Futures Contracts 185,454 – – 185,454
Repurchase Agreements – 17,297,488 – 17,297,488
Rights 61,505 – – 61,505
Total Assets $ 21,629,974 $ 1,965,182,005 $ – $ 1,986,811,979
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (46,729) $ – $ – $ (46,729)
Total Liabilities $ (46,729) $ – $ – $ (46,729)
Total $ 21,583,245 $ 1,965,182,005 $ – $ 1,986,765,250
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,454,742,817 $ – $ – $ 1,454,742,817
Futures Contracts 804,675 – – 804,675
Repurchase Agreements – 55,296,107 – 55,296,107
Total $ 1,455,547,492 $ 55,296,107 $ – $ 1,510,843,599

Index Funds - December 31, 2020 - Notes to Financial Statements - 161
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,519,471,144 $ – $ – $ 4,519,471,144
Futures Contracts 618,752 – – 618,752
Repurchase Agreements – 40,090,266 – 40,090,266
Total $ 4,520,089,896 $ 40,090,266 $ – $ 4,560,180,162
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,098,723 $ – $ – $ 4,098,723
Air Freight & Logistics 1,464,784 – – 1,464,784
Airlines 1,415,096 – – 1,415,096
Auto Components 6,285,531 – – 6,285,531
Automobiles 334,945 – – 334,945
Banks 34,666,194 – – 34,666,194
Beverages 1,330,235 – – 1,330,235
Biotechnology 50,334,270 – – 50,334,270
Building Products 6,649,515 – – 6,649,515
Capital Markets 7,043,420 – – 7,043,420
Chemicals 7,786,897 – – 7,786,897
Commercial Services & Supplies 8,586,313 – – 8,586,313
Communications Equipment 4,030,316 – – 4,030,316
Construction & Engineering 6,254,640 – – 6,254,640
Construction Materials 667,030 – – 667,030
Consumer Finance 3,356,607 – – 3,356,607
Containers & Packaging 994,601 – – 994,601
Distributors 317,476 – – 317,476
Diversified Consumer Services 2,502,814 – – 2,502,814
Diversified Financial Services 901,965 – – 901,965
Diversified Telecommunication Services 3,363,741 – – 3,363,741
Electric Utilities 2,781,813 – – 2,781,813
Electrical Equipment 7,718,849 – – 7,718,849
Electronic Equipment, Instruments &
Components 10,110,192 – – 10,110,192
Energy Equipment & Services 2,964,704 – – 2,964,704
Entertainment 1,105,198 – – 1,105,198
Equity Real Estate Investment Trusts
(REITs) 24,010,906 – – 24,010,906
Food & Staples Retailing 3,433,259 – – 3,433,259
Food Products 6,409,694 – – 6,409,694
Gas Utilities 3,955,663 – – 3,955,663
Health Care Equipment & Supplies 15,342,836 – – 15,342,836
Health Care Providers & Services 12,186,095 – – 12,186,095
Health Care Technology 5,467,500 – – 5,467,500
Hotels, Restaurants & Leisure 16,545,647 – – 16,545,647
Household Durables 8,883,929 – – 8,883,929
Household Products 1,020,573 – – 1,020,573
Independent Power and Renewable
Electricity Producers 2,857,928 – – 2,857,928
Industrial Conglomerates 209,195 – – 209,195
Insurance 9,490,319 – – 9,490,319
Interactive Media & Services 1,785,303 – – 1,785,303
Internet & Direct Marketing Retail 3,519,549 – – 3,519,549
IT Services 8,715,950 – – 8,715,950
Leisure Products 2,959,644 – – 2,959,644
Life Sciences Tools & Services 3,948,759 – – 3,948,759
Machinery 16,427,316 – – 16,427,316
Marine 761,453 – – 761,453

162 - Notes to Financial Statements - December 31, 2020 - Index Funds
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
Level 1 Level 2 Level 3 Total
Assets:
Media $ 3,518,935 $ – $ – $ 3,518,935
Metals & Mining 7,587,586 4,078 – 7,591,664
Mortgage Real Estate Investment Trusts
(REITs) 5,618,393 – – 5,618,393
Multiline Retail 1,025,288 – – 1,025,288
Multi-Utilities 1,850,840 – – 1,850,840
Oil, Gas & Consumable Fuels 6,413,301 – – 6,413,301
Paper & Forest Products 2,105,841 – – 2,105,841
Personal Products 1,609,163 – – 1,609,163
Pharmaceuticals 7,073,024 – – 7,073,024
Professional Services 5,576,824 – – 5,576,824
Real Estate Management & Development 3,681,632 – – 3,681,632
Road & Rail 2,329,812 – – 2,329,812
Semiconductors & Semiconductor
Equipment 13,115,643 – – 13,115,643
Software 26,285,296 – – 26,285,296
Specialty Retail 11,821,819 – – 11,821,819
Technology Hardware, Storage &
Peripherals 927,675 – – 927,675
Textiles, Apparel & Luxury Goods 4,254,885 – – 4,254,885
Thrifts & Mortgage Finance 7,624,262 – – 7,624,262
Tobacco 600,919 – – 600,919
Trading Companies & Distributors 6,675,471 – – 6,675,471
Water Utilities 1,871,994 – – 1,871,994
Wireless Telecommunication Services 602,891 – – 602,891
Total Common Stocks $ 447,168,881 $ 4,078 $ – $ 447,172,959
Futures Contracts 208,916 – – 208,916
Repurchase Agreements – 74,445,508 – 74,445,508
Rights – 199 – 199
Total $ 447,377,797 $ 74,449,785 $ – $ 521,827,582
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the year ended, December 31, 2020, International Index held two common stock investments that were categorized as Level 3 investments which were each valued at $0.
International Index
Common
Stocks Total
Balance as of 12/31/2019 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (78,444) (78,444)
Purchases — —
Sales (104) (104)
Change in Unrealized Appreciation/Depreciation (235,717) (235,717)
Transfers into Level 3 314,265 314,265
Transfers out of Level 3 — —
Balance as of 12/31/2020 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 12/31/2020* $ (235,717) $(235,717)
Amounts designated as "−" are zero or have been rounded to zero.
*
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities".

Index Funds - December 31, 2020 - Notes to Financial Statements - 163
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At December 31, 2020, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.

164 - Notes to Financial Statements - December 31, 2020 - Index Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2020:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2020
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 185,454
Total $ 185,454
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (46,729)
Total $ (46,729)
Mid Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 804,675
Total $ 804,675
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 618,752
Total $ 618,752
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 208,916
Total $ 208,916
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,108,748
Total $ 1,108,748
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,548,690
Total $ 1,548,690
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 10,798,927
Total $ 10,798,927

Index Funds - December 31, 2020 - Notes to Financial Statements - 165
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2020
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At December 31, 2020, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 4,029,548
Total $ 4,029,548
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 247,347
Total $ 247,347
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 528,639
Total $ 528,639
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (61,113)
Total $ (61,113)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 51,694
Total $ 51,694
International Index
Futures Contracts:
Average Notional Balance Long $ 20,966,910
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 24,378,093
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 48,265,648
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 10,545,910

166 - Notes to Financial Statements - December 31, 2020 - Index Funds
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the year ended December 31, 2020, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Bond Index $ 62,357,456
International Index 17,297,488
Mid Cap Index 55,296,107
S&P 500 Index 40,090,266
Small Cap Index 74,445,508

Index Funds - December 31, 2020 - Notes to Financial Statements - 167
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
At December 31, 2020, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended December 31, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred
cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more
joint repurchase agreements (“repo” or collectively “repos”)
collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any
repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
The Bank of New York Mellon or JPMorgan takes possession
of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with
respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At December 31, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $69,800,620, collateralized by U.S. Government
Agency Securities, 4.00%, maturing 3/20/2050; total market value $71,196,000.
BofA Securities, Inc., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $19,000,169, collateralized by U.S. Government
Agency Securities, ranging from 2.00% - 4.00%, maturing 12/25/2029 - 8/25/2050; total market value $19,380,000.
Cantor Fitzgerald & Co., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $115,014,935, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 4/1/2021 - 2/20/2067; total market value $117,314,192.
CF Secured, LLC, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $51,000,453, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 11/30/2022 - 11/20/2070; total market value $52,020,504.
HSBC Bank plc, 0.10%, dated 12/31/2020, due 1/4/2021, repurchase price $347,341,670, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.00%, maturing 9/9/2021 - 8/15/2050; total market value $354,427,338.
NatWest Markets Securities, Inc., 0.08%, dated 12/28/2020, due 1/4/2021, repurchase price $50,000,078, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 1.00%, maturing 1/15/2021 - 7/15/2030; total market value $51,000,806.
Pershing LLC, 0.12%, dated 12/31/2020, due 1/4/2021, repurchase price $53,000,707, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 10.00%, maturing 2/15/2021 - 5/20/2070; total market value $54,060,000.

168 - Notes to Financial Statements - December 31, 2020 - Index Funds
At December 31, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bond Index
BofA Securities,
Inc. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Bond Index
Cantor Fitzgerald
& Co. 8,457,456 – 8,457,456 (8,457,456) –
Bond Index CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Bond Index HSBC Bank plc 33,900,000 – 33,900,000 (33,900,000) –
Bond Index
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Bond Index Pershing LLC 8,000,000 – 8,000,000 (8,000,000) –
Total $ 62,357,456 $ – $ 62,357,456 $ (62,357,456) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Index
BofA Securities,
Inc. $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
International
Index
Cantor Fitzgerald
& Co. 3,497,488 – 3,497,488 (3,497,488) –
International
Index CF Secured, LLC 500,000 – 500,000 (500,000) –
International
Index HSBC Bank plc 10,300,000 – 10,300,000 (10,300,000) –
Total $ 17,297,488 $ – $ 17,297,488 $ (17,297,488) $ –

Index Funds - December 31, 2020 - Notes to Financial Statements - 169
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Index
Bank of America
NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Mid Cap Index
Cantor Fitzgerald
& Co. 10,296,107 – 10,296,107 (10,296,107) –
Mid Cap Index CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Mid Cap Index HSBC Bank plc 25,000,000 – 25,000,000 (25,000,000) –
Mid Cap Index
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 55,296,107 $ – $ 55,296,107 $ (55,296,107) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
S&P 500 Index
Bank of America
NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
S&P 500 Index
BofA Securities,
Inc. 4,000,000 – 4,000,000 (4,000,000) –
S&P 500 Index
Cantor Fitzgerald
& Co. 7,090,266 – 7,090,266 (7,090,266) –
S&P 500 Index CF Secured, LLC 8,000,000 – 8,000,000 (8,000,000) –
S&P 500 Index HSBC Bank plc 12,000,000 – 12,000,000 (12,000,000) –
S&P 500 Index
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 40,090,266 $ – $ 40,090,266 $ (40,090,266) $ –

170 - Notes to Financial Statements - December 31, 2020 - Index Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Index
Bank of America
NA $ 19,300,000 $ – $ 19,300,000 $ (19,300,000) $ –
Small Cap Index
Cantor Fitzgerald
& Co. 3,145,508 – 3,145,508 (3,145,508) –
Small Cap Index CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
Small Cap Index HSBC Bank plc 40,000,000 – 40,000,000 (40,000,000) –
Small Cap Index
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Small Cap Index Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 74,445,508 $ – $ 74,445,508 $ (74,445,508) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* At December 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - December 31, 2020 - Notes to Financial Statements - 171
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2020 are primarily attributable to paydown reclass, foreign currency gain/loss, investments
in passive foreign investment companies ("PFICs"), and non-
taxable distributions. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2020 may primarily be attributable to debt modification, outstanding wash sale loss deferrals, investments in PFICs, mark-to-market adjustments on futures, and non-
taxable distributions. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
For the year ended December 31, 2020, the Funds have
no reclassifications between capital and total distributable earnings.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
As of December 31, 2020, the subadviser for each Fund is as follows:
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock

172 - Notes to Financial Statements - December 31, 2020 - Index Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2020, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2021.
f
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Bond Index 0.18% 0.18%
International Index 0.24 0.24
Mid Cap Index 0.20 0.20
S&P 500 Index 0.11 0.11
Small Cap Index 0.19 0.19
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34%
Mid Cap Index All Classes 0.30%
S&P 500 Index All Classes 0.21%
Small Cap Index All Classes 0.28%

Index Funds - December 31, 2020 - Notes to Financial Statements - 173
As of December 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2020, NFM earned an
aggregate of $3,031,533 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2020, the Funds' aggregate
portion of such costs amounted to $40,946.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I,
Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
Bond Index $ — $ — $ — $ —
International Index — — — —
Mid Cap Index — — — —
S&P 500 Index — — — —
Small Cap Index 28,464 10,835 6,125 45,424
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.

174 - Notes to Financial Statements - December 31, 2020 - Index Funds
For the year ended December 31, 2020, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until May 1, 2021:
For the year ended December 31, 2020, each Fund’s total administrative services fees were as follows:
During the year ended December 31, 2020, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the year ended December 31, 2020 were
executed by certain Funds pursuant to procedures adopted by
the Board of Trustees of the Funds to ensure compliance with
Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NMF. The Board of Trustees determines
no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended December 31, 2020, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Fund Class I Class II Class IV Class VIII
Bond Index 0.15 %  N/A  N/A  N/A
International Index 0.15 0.13 %  N/A 0.15%
Mid Cap Index 0.15 0.10  N/A  N/A
S&P 500 Index 0.15 0.15 0.10 %  N/A
Small Cap Index  N/A 0.15  N/A  N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 706,771
International Index 376,643
Mid Cap Index 901,373
S&P 500 Index 2,140,875
Small Cap Index 231,249
Fund Amount
S&P 500 Index $909,738
Small Cap Index 107,917
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Index $ 103,624 $ 554,625 $ 362,158
S&P 500 Index 2,176,882 86,653 (55,754)
Small Cap Index 23,666 36,212 (22,757)

Index Funds - December 31, 2020 - Notes to Financial Statements - 175
Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the year ended December
31, 2020 were as follows:
J
Line of Credit and Interfund Lending
Effective July 9, 2020, the Trust and NMF (together, the “Trusts”)
have renewed the credit agreement with JPMorgan, The Bank
of New York Mellon, and Wells Fargo Bank National Association
(the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended December
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the year
ended December 31, 2020, none of the Funds engaged in
interfund lending.
Investment Transactions
For the year ended December 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Bond Index
Security Description
Shares/Principal
at December 31,
2020
Market Value
December 31,
2019
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization (a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
December 31,
2020
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 105,000 121,800 — — — 456 3,220 125,476 7,093 —
Amounts designated as "−" are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.
Fund Purchases Sales
Bond Index $ 2,790,968,673 $ 2,760,947,963
International Index 152,659,449 337,885,371
Mid Cap Index 223,924,544 263,728,227
S&P 500 Index 158,035,797 405,166,512
Small Cap Index 100,505,278 78,619,601
For the year ended December 31, 2020, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until May 1, 2021:
For the year ended December 31, 2020, each Fund’s total administrative services fees were as follows:
During the year ended December 31, 2020, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the year ended December 31, 2020 were
executed by certain Funds pursuant to procedures adopted by
the Board of Trustees of the Funds to ensure compliance with
Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NMF. The Board of Trustees determines
no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended December 31, 2020, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Fund Class I Class II Class IV Class VIII
Bond Index 0.15 %  N/A  N/A  N/A
International Index 0.15 0.13 %  N/A 0.15%
Mid Cap Index 0.15 0.10  N/A  N/A
S&P 500 Index 0.15 0.15 0.10 %  N/A
Small Cap Index  N/A 0.15  N/A  N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 706,771
International Index 376,643
Mid Cap Index 901,373
S&P 500 Index 2,140,875
Small Cap Index 231,249
Fund Amount
S&P 500 Index $909,738
Small Cap Index 107,917
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Index $ 103,624 $ 554,625 $ 362,158
S&P 500 Index 2,176,882 86,653 (55,754)
Small Cap Index 23,666 36,212 (22,757)

176 - Notes to Financial Statements - December 31, 2020 - Index Funds
For the year ended December 31, 2020, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest
Fund Purchases Sales
Bond Index $290,379,668 $345,239,429

Index Funds - December 31, 2020 - Notes to Financial Statements - 177
is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
TBA Commitments
TBA commitments are forward agreements for the purchase
or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date.
The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When
entering into TBA commitments, the Fund may take possession
of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.

178 - Notes to Financial Statements - December 31, 2020 - Index Funds
Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
The tax character of distributions paid during the year ended December 31, 2019 was as follows:
As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 57,762,550 $ – $ 57,762,550 $ – $ 57,762,550
International Index 48,435,228 49,272,741 97,707,969 – 97,707,969
Mid Cap Index 15,822,988 64,463,604 80,286,592 – 80,286,592
S&P 500 Index 83,839,177 73,075,814 156,914,991 – 156,914,991
Small Cap Index 6,125,143 13,773,957 19,899,100 – 19,899,100
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 63,131,191 $ – $ 63,131,191 $ – $ 63,131,191
International Index 69,526,064 3,892,390 73,418,454 – 73,418,454
Mid Cap Index 23,980,051 201,971,171 225,951,222 – 225,951,222
S&P 500 Index 79,731,649 159,351,518 239,083,167 – 239,083,167
Small Cap Index 9,060,253 116,596,700 125,656,953 – 125,656,953
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Index $ 4,095,027 $ 8,439,122 $ 12,534,149 $ (6,905) $ – $ – $ 190,461,688 $ 202,988,932
International Index 14,157,073 – 14,157,073 – – (80,217,886) 438,788,832 372,728,019
Mid Cap Index 10,181,814 21,153,422 31,335,236 – – – 467,756,136 499,091,372
S&P 500 Index 12,866,127 27,899,655 40,765,782 – – – 2,735,011,397 2,775,777,179
Small Cap Index 3,601,902 7,424,402 11,026,304 – – – 121,518,112 132,544,416
Amounts designated as "−" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,374,651,447 $ 192,391,378 $ (1,849,066) $ 190,542,312
International Index 1,548,595,101 604,973,146 (166,802,997) 438,170,149
Mid Cap Index 1,043,087,463 529,862,811 (62,106,675) 467,756,136
S&P 500 Index 1,825,168,765 2,839,912,445 (104,901,048) 2,735,011,397
Small Cap Index 400,309,470 155,943,169 (34,425,057) 121,518,112

Index Funds - December 31, 2020 - Notes to Financial Statements - 179
As of December 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2020.
During the year ended December 31, 2020, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund Amount
International Index $(80,217,886)
Fund Utilized
Bond Index $10,953,583

180 - Report of Independent Registered Public Accounting Firm - December 31, 2020 - Index Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Bond Index Fund, NVIT
International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Bond
Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index
Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of
December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December
31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended
December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Index Funds - December 31, 2020 (Unaudited) - Supplemental Information - 181
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Adviser (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Adviser.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to
the Trustees regarding the Sub-Adviser; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Adviser’s personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Adviser’s
investment process; the Adviser’s risk assessment and risk

182 - Supplemental Information - December 31, 2020 (Unaudited) - Index Funds
management capabilities; and the Adviser’s valuation and
valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Adviser.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge, the Trustees
noted that the performance of each Index Fund, other than
NVIT Bond Index Fund, for the three-year period ending June
30, 2019, was above the median of its peers, performing in
the first or second quintile. As to NVIT Bond Index Fund, the
Trustees considered that, although the Fund performed in the fourth quintile relative to its peers, the Fund’s return appeared to be within an acceptable range of the Fund’s benchmark. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the
Advisory Agreements, that each Fund’s performance generally
supported a recommendation to continue the Advisory
Agreements.
The Trustees also considered that the actual management fee
rate and total expense ratio (including 12b-1/non-12b-1 fees)
for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the medians of each
Fund’s Broadridge expense group. After reviewing these and
related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s levels of expense generally supported a
recommendation to continue the Fund’s Advisory Agreements.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Funds. The Trustees
noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Other Federal Tax Information
For the year ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended December 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Index 51.93
S&P 500 Index 71.64
Small Cap Index 35.72
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
Bond Index $ –
International Index 49,272,741
Mid Cap Index 64,463,604
S&P 500 Index 73,075,814
Small Cap Index 13,773,957
Amounts designated as "−" are zero or have been rounded to zero.

Index Funds - December 31, 2020 (Unaudited) - Supplemental Information - 183
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2020, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2020, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Bond Index $ – $ –
International Index 44,196,027 0.2320
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
Bond Index $ – $ –
International Index 2,925,718 0.0154
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –
Amounts designated as "−" are zero or have been rounded to zero.

Index Funds - December 31, 2020 - Management Information - 185
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

186 - Management Information - December 31, 2020 - Index Funds
Interested Trustee
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Index Funds - December 31, 2020 - Management Information - 187
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act , which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

188 - Market Index Definitions - December 31, 2020 - Index Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long U.S. Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities
10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Index Funds - December 31, 2020 - Market Index Definitions - 189
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.

190 - Market Index Definitions - December 31, 2020 - Index Funds
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related

Index Funds - December 31, 2020 - Market Index Definitions - 191
companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
NYSE Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher
forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.

192 - Market Index Definitions - December 31, 2020 - Index Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-IDX (2-21)

Annual Report
December 31, 2020
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 23
Statements of Investments 25
Statements of Assets and Liabilities 64
Statements of Operations 68
Statements of Changes in Net Assets 70
Financial Highlights 74
Notes to Financial Statements 79
Report of Independent Registered Public Accounting Firm 99
Supplemental Information 100
Management Information 105
Market Index Definitions 108

Nationwide Variable Insurance Trust - December 31, 2020 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced an unprecedented period of volatility during the annual reporting period ended December 31, 2020, as investors tried to make
sense out of the coronavirus outbreak and the resulting
economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown before recovering as the period closed, with growth rates -5.0% in the first quarter of 2020, a record
-31.4% in the second quarter and a record +33.1% in the third quarter. Economists estimate a continued rebound in 2021.
Corporate profits collapsed, with a decline of 16% forecast for
2020 but is expected to recover within the next year as the
economy continues to emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
spurred from the Pandemic outbreak, and the lasting
implications remain unclear.
Asset Class
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the year. The S&P
500
®
Index (“S&P 500”) started the period strong, as an
accommodating Federal Reserve and steady economic growth
drove a cumulative return of 5.0% through mid-February. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23,
2020. Since 1950, there have been five previous occasions
where the S&P 500 fell 30%, taking on average 297 trading
days (roughly a year and 2 months), with 1987 the previous
quickest decline at 70 days. This time, it took 20 days.
Aggressive fiscal and monetary policy, paired with the prospect for an economic reopen, drove investor sentiment higher, with a 69% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 18.4%, which is impressive given the severe disruption caused by COVID-19.
Fixed income returns were positive, with a substantial drop
in interest rates more than offsetting modestly wider credit spreads.
International markets followed a similar pattern as domestic, though the MSCI EAFE
®
Index continued to lag the S&P
500, returning just 7.8%, while the MSCI Emerging Markets
®
Index was roughly in line at 18.3%. The global outbreak and
subsequent economic shutdown had a broad impact, though
the strong economic rebound and aggressive global central
bank stimulus led to strong performance in the second-half of the period .
The S&P 500 was higher in seven of the 12-months during
the reporting period.
While much of 2020 was characterized by near-universal strong returns and low volatility for risk-assets, volatility dramatically improved through the reporting period, though most risk-
assets delivered positive returns. Growth stocks substantially outperformed value stocks, while small-cap stocks staged an
impressive rebound and modestly outperformed large cap
stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus, first by bringing the Fed Funds target rate
to effectively 0% by March 15, followed by an aggressive
bond buying program that nearly doubled the balance sheet
from $4.2 trillion to $7.4 trillion through the period. Fed Chair
Powell has indicated that they will remain active in supporting the market, and there is no maximum to their balance sheet
growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.92% to a record-
low of 0.50% as of March 9, 2020 before bouncing modestly to
0.92% by period-end. The 2-year yield dropped from 1.57% to
0.12%, widening the spread between the two yields to 0.80%.
The following chart provides returns for various market
segments for the year ended December 31, 2020:
Index
Annual Total Return
(as of December 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 6.52%
Bloomberg Barclays
Municipal Bond 5.21%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.33%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 13.56%
Bloomberg Barclays U.S.
Aggregate Bond 7.51%
Bloomberg Barclays U.S.
Corporate High Yield 7.11%
MSCI EAFE
®
7.82%
MSCI Emerging Markets
®
18.31%
MSCI World ex USA 10.65%
Russell 1000
®
Growth 38.49%
Russell 1000
®
Value 2.8%
Russell 2000
®
19.96%
S&P 500
®
18.40%
Source: Morningstar

2 - Message to Investors - December 31, 2020 - Nationwide Variable Insurance Trust
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
professional.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2020 - Fund Commentary - 3
For the period from the Fund’s inception on July 27, 2020,
through December 31, 2020, the NVIT GS Emerging Markets
Equity Insights Fund (Class Y) returned 25.40%* versus
21.93% for its benchmark, the MSCI Emerging Markets Index.
Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
Please note that the Fund has limited performance history, so the following commentary provides limited insight.
Emerging market equities declined as the Coronavirus pandemic spread rapidly across the world by March. Subsequently, the
International Monetary Fund stated that global growth will be modest moving into 2021, citing that Emerging Markets in
particular have limited fiscal scope, with debt sustainability at risk for some, dampening broader investor sentiment.
However, Emerging Market equities rallied in the latter-half of the year as talks between the U.S. and China led to positive sentiment surrounding a potential trade deal between the two nations. Moreover, data from the Brazil Economy ministry
showed a strong improvement in economic activity, reflected
by the jobs added to the labour market in September. Finally, in December, Indian equities were boosted on expectations of receiving approvals for the coronavirus vaccines in the near-
term.
Among investment themes, factors within Themes & Trends
contributed positively to relative returns. Conversely, factors within Fundamental Mispricing and High-Quality Business
Models detracted from performance, while factors within
Sentiment Analysis were relatively flat.
Among sectors, holdings within the Materials sector contributed the most to relative returns followed by holdings within the
Energy and Industrials sectors. Conversely, holdings within the
Financials detracted the most from relative returns followed by holdings within the Consumer Discretionary and Health Care
sectors.
At an individual stock level, our overweight position in Baidu Inc.
was among the largest positive contributors to relative returns.
Our overweight positions in United Microelectronics Corp and
Great Wall Motor Co Ltd. were also among the largest positive contributors to performance. As of Dec 31, 2020, the portfolio holds overweight positions in these three securities.
Meanwhile, overweight positions in Alibaba Group Holding
Ltd and B3 SA - Brasil Bolsa Balcao were among the largest
detractors from relative returns. Our underweight position in
Xiaomi Corp. was also among the top detractors. As of Dec
31, 2020, the portfolio holds overweight positions in Alibaba
Group Holding Ltd and B3 SA - Brasil Bolsa Balcao and an
underweight position in Xiaomi Corp.
We have implemented a basket to capture the effects of
COVID-19 on the Fund. Our original implementation of the
COVID-19 risk factor focused on identifying companies with
operations and supply chains exposed to China, as well as
industries most likely to be impacted by the spread of the virus.
As the outbreak has expanded to a more global phenomenon,
we have evolved our factor to capture the business-mixes most likely to be impacted by the virus on a going-forward basis. The
Fund’s exposures to this COVID-19 risk factor have remained
small and have not warranted an intervention in the investment process so far.
In an effort to anticipate risks related to a potential recession, we have implemented a global recession basket focused on a
supply-driven recession. The basket helps us to identify stocks and industries that we believe would be most affected by a
stagflation environment caused by a supply-driven recession.
We researched the effects of the 1970’s stagflation environment to determine the industries we believe to be most affected by an environment where supply shortages lead to rising prices of goods in addition to decreased economic activity. The basket focuses on healthcare and true consumer staples companies.
We further believe that a potential recession is likely to have more negative effects on smaller cap names. more in line with their benchmarks from a market cap perspective. We believe
that these actions will aid the Funds in navigating the likely economic slowdown to come.
In select circumstances, the Fund may use derivatives (e.g.
equity index futures) to equitize excess cash and for other
efficient portfolio management purposes. We expect the
exposure to derivatives in the Fund to be lower and to have
minimal impact on the long term performance. As of December
31, 2020, the portfolio has a weight of 1.05% in a March MSCI
EM Future (MAR 21 ICUS MSCI EMG.)
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
The Fund is an equity portfolio benchmarked against MSCI
Emerging Markets Index, so 2020 LIBOR did not have any
direct material impact on the Fund’s performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; James Park; and Takashi
Suwabe
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities, including mid-cap companies. Smaller companies involve
greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund’s investment strategy may

4 - Fund Commentary - December 31, 2020 - NVIT GS Emerging Markets Equity Insights Fund
involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may experience adverse effects
when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These
transactions may increase transaction costs to the Fund and
lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.6%
Repurchase Agreements 2.4%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (1.0)%
100.0%
Top Industries
2
Internet & Direct Marketing Retail 12.9%
Semiconductors & Semiconductor Equipment 11.2%
Interactive Media & Services 9.2%
Banks 8.7%
Metals & Mining 6.4%
Technology Hardware, Storage & Peripherals 5.5%
IT Services 3.4%
Automobiles 3.0%
Insurance 3.0%
Chemicals 2.9%
Other Industries
#
33.8%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 7.7%
Tencent Holdings Ltd. 6.4%
Alibaba Group Holding Ltd., ADR 6.1%
Samsung Electronics Co. Ltd. 4.1%
Infosys Ltd., ADR 3.4%
JD.com, Inc., ADR 2.2%
Baidu, Inc., ADR 2.1%
Meituan , Class B 1.8%
Sberbank of Russia PJSC 1.6%
Bank Central Asia Tbk . PT 1.3%
Other Holdings
#
63.3%
100.0%
Top Countries
2
China 37.1%
South Korea 15.8%
Taiwan 14.6%
Brazil 5.8%
India 5.6%
Indonesia 3.3%
South Africa 3.2%
Russia 2.9%
Thailand 1.7%
Mexico 1.7%
Other Countries
#
8.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2020 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2020)
10 yr. or
Inception*
Date of
Inception
Class Y 25.40% 7/16/2020
MSCI Emerging Markets
®
Index 21.93% 7/16/2020
*
Not annualized
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

6 - Fund Commentary - December 31, 2020 - NVIT GS Emerging Markets Equity Insights Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Emerging Markets Equity Insights Fund from inception through 12/31/20 versus the MSCI Emerging Markets
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT GS International Equity Insights Fund - December 31, 2020 - Fund Commentary - 7
For the annual reporting period ended December 31, 2020, the
NVIT GS International Equity Insights Fund (Class Y) returned
5.00% versus 7.82% for its benchmark, the MSCI EAFE
®
Index. Performance for the Fund’s other share class versus the
Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
International equities fell in the first quarter of 2020, as the spread of the Coronavirus dampened investor sentiment due
to fears surrounding the pandemic and its impact on the world economy.
European equities surged in the third quarter of 2020 after
German and French governments announced extension to
fiscal-support measures to the broader the European Union.
Japanese markets were boosted after their government
announced a fiscal stimulus in May.
International markets continued to rise as three different
COVID-19 vaccines reported positive efficacy results in
late-stage trials. Investor sentiment was boosted as the
commencement of vaccine inoculations in December helped
alleviate economic uncertainty.
Both stock selection and country selection strategies detracted from relative returns.
Among investment themes, factors within our Fundamental
Mispricings theme detracted the most from relative returns
followed by factors within our High-Quality Business Models
and Sentiment Analysis themes. Specifically, our traditional value, management quality and hedge fund sentiment related
factors detracted the most. Conversely, Themes & Trends
related factors, especially our industry momentum factors,
contributed positively to relative returns.
Among sectors, holdings within the Consumer Discretionary
sector detracted the most from relative returns followed by
holdings within the Industrials and Utilities sectors. Conversely, holdings within the Health Care sector contributed most
positively to relative returns followed by holdings within the
Energy and Financials sectors.
At an individual stock level, our underweight position in LVMH
Moet Hennessy Louis Vuitton was among the largest detractors from relative returns. Our overweight position in Takeda
Pharmaceutical Co Ltd. was the second largest detractor and
an overweight in Qantas Airways Ltd. was the third largest
detractor from relative returns. As of Dec 31, 2020, the portfolio holds underweight positions in LVMH Moet Hennessy Louis
Vuitton and Qantas Airways Ltd while holding an overweight
position in Takeda Pharmaceutical Co. Ltd.
Meanwhile, our overweight position in Fortescue Metals Group
Ltd was among the largest contributors to relative returns. Our underweight position in Royal Dutch Shell PLC and overweight position in ASM International NV were the next largest
contributors respectively. As of Dec 31, 2020, the portfolio holds an overweight position in Fortescue Metals Group Ltd and ASM
International NV while an underweight position in Royal Dutch
Shell PLC.
We have implemented a basket to capture the effects of
COVID-19 on our portfolio. Our original implementation of the
COVID-19 risk factor focused on identifying companies with
operations and supply chains exposed to China as well as
industries most likely to be impacted by the spread of the virus.
As the outbreak has expanded to a more global phenomenon
we have evolved our factor to capture the business-mixes most likely to be impacted by the virus on a going-forward basis.
Our portfolios’ exposures to this COVID-19 risk factor have
remained small and have not warranted an intervention in the investment process so far.
In an effort to anticipate risks related to a potential recession, we have implemented a global recession basket focused on a
supply-driven recession. The basket helps us to identify stocks and industries that we believe would be most affected by a
stagflation environment caused by a supply-driven recession.
We researched the effects of the 1970’s stagflation environment to determine the industries we believe to be most affected by an environment where supply shortages lead to rising prices of goods in addition to decreased economic activity. The basket focuses on healthcare and true consumer staples companies.
We further believe that a potential recession is likely to have more negative effects on smaller cap names. As such, we
have tightened the bounds we allow on active size exposure,
gradually and organically bringing our large cap portfolios more in line with their benchmarks from a market cap perspective.
We believe that these actions will aid our portfolios in navigating the likely economic slowdown to come.
In select circumstances, the portfolio may use derivatives
(e.g. equity index futures) to equitize excess cash and for
other efficient portfolio management purposes. We expect the exposure to derivatives in the portfolio to be lower and has minimal impact on the long-term performance. As of December
31, 2020, the portfolio has no exposure to derivatives.
The portfolio did not experience any liquidity events that had a material impact on Fund performance.
Given it is an equity portfolio benchmarked against MSCI
EAFE, 2020 LIBOR didn’t have any direct material impact on
the portfolio’s performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; James Park; and Takashi
Suwabe
The Fund is subject to the risks of investing in equity securities, including mid-cap companies. Smaller companies involve
greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less

8 - Fund Commentary - December 31, 2020 - NVIT GS International Equity Insights Fund
liquid 3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund’s investment strategy may
involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may experience adverse effects
when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These
transactions may increase transaction costs to the Fund and
lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.0%
Repurchase Agreements 1.1%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Pharmaceuticals 7.2%
Insurance 6.6%
Metals & Mining 5.8%
Automobiles 5.8%
Semiconductors & Semiconductor Equipment 5.7%
Banks 5.3%
Electrical Equipment 3.9%
Professional Services 3.6%
Life Sciences Tools & Services 3.1%
Food Products 3.1%
Other Industries
#
49.9%
100.0%
Top Holdings
2
Roche Holding AG 2.3%
Nestle SA (Registered) 2.2%
ASML Holding NV 1.7%
AIA Group Ltd. 1.7%
Schneider Electric SE 1.4%
Rio Tinto plc, ADR 1.4%
Toyota Motor Corp. 1.4%
Allianz SE (Registered) 1.3%
Zurich Insurance Group AG 1.2%
BNP Paribas SA 1.2%
Other Holdings
#
84.2%
100.0%
Top Countries
2
Japan 28.6%
Switzerland 11.7%
United Kingdom 9.8%
Australia 8.7%
France 7.8%
Netherlands 7.0%
Germany 6.3%
Hong Kong 3.2%
Denmark 3.0%
Sweden 2.8%
Other Countries
#
11.1%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT GS International Equity Insights Fund - December 31, 2020 - Fund Commentary - 9
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 5.00% 7.18% 11/14/2019
MSCI EAFE
®
Index 7.82% 11.54% 11/14/2019
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

10 - Fund Commentary - December 31, 2020 - NVIT GS International Equity Insights Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS International Equity Insights Fund from inception through 12/31/20 versus the MSCI EAFE
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT GS Large Cap Equity Insights Fund - December 31, 2020 - Fund Commentary - 11
For the annual reporting period ended December 31, 2020, the
NVIT GS Large Cap Equity Insights Fund (Class Y) returned
17.22%* versus 20.96% for its benchmark, the Russell 1000
®
Index. Performance for the Fund’s other share class versus the
Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
In the first quarter of the year, equities fell as the spread of the novel coronavirus dampened investor sentiment due to
fears surrounding the pandemic and its impact on the world
economy.
However, equities rose in the latter-half of the year as the U.S.
Federal Reserve provided unprecedented levels of monetary
stimulus, seeking to inject capital into markets to help economic recovery. Moreover, markets surged in November as Joe Biden
secured the 2020 U.S. Presidential election, winning by a
record number of votes.
Finally, equities continued to rise as three coronavirus vaccines reported positive efficacy results in late-stage trials. Investor sentiment was subsequently boosted in December as the
commencement of two vaccine inoculation campaigns helped
alleviate economic uncertainty despite a new strain of the virus causing and increase number of cases.
Among investment themes, factors within our High-Quality
Business Models theme detracted the most from relative
returns followed by factors within our Sentiment Analysis and
Fundamental Mispricing themes. Specifically, our Quality,
Market Sentiment and Traditional Value related factors
detracted the most. Conversely, Themes and Trends related
factors, especially the Proprietary Industry Linkages factors, contributed positively to relative returns.
Among sectors, holdings within the Consumer Discretionary
sector detracted the most from relative returns followed
by holdings within the Real Estate and Industrials sectors.
Conversely, holdings within the Information Technology
sector contributed most positively to relative returns followed by holdings within the Energy and Communication services
sectors.
At an individual stock level, our underweight position in Tesla
Inc. was among the largest detractors from relative returns. Our overweight positions in TechnipFMC PLC and MGM Resorts
International were the next biggest detractors respectively.
As of December 31, 2020, the portfolio holds an underweight
position in Tesla Inc. and an overweight position in TechnipFMC
PLC. The Fund no longer holds positions in MGM Resorts.
Meanwhile, our overweight position in PayPal Holdings Inc.
was among the largest positive contributors to relative returns.
Our overweight position in Amazon.com Inc. was the second
biggest contributor, while an underweight in Exxon Mobil
Corp. was the next positive contributor to relative returns.
As of December 31, 2020, the portfolio holds an overweight
position in PayPal Holdings Inc. and an underweight position in
Amazon.com Inc. The Fund no longer holds positions in Exxon
Mobil Corp.
We have implemented a basket to capture the effects of
COVID-19 on our portfolio. Our original implementation of the
COVID-19 risk factor focused on identifying companies with
operations and supply chains exposed to China, as well as
industries most likely to be impacted by the spread of the virus.
As the outbreak has expanded to a more global phenomenon
we have evolved our factor to capture the business-mixes most likely to be impacted by the virus on a going-forward basis.
In an effort to anticipate risks related to a potential recession, we have implemented a global recession basket focused on a
supply-driven recession. The basket helps us to identify stocks and industries that we believe would be most affected by a
stagflation environment caused by a supply-driven recession.
The basket focuses on healthcare and true consumer staples
companies. We further believe that a potential recession is
likely to have more negative effects on smaller cap names. We believe that these actions will aid the Funds in navigating the likely economic slowdown to come.
In select circumstances, the Fund may use derivatives (e.g.
equity index futures) to equitize excess cash and for other
efficient portfolio management purposes. We expect the
exposure to derivatives in the portfolio to be lower and have minimal impact on the long term performance. As of December
31, 2020, the portfolio held 0.03% weight in MAR 21 EMINI
S&P 500 future.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
LIBOR factors did not have any direct material impact on the
Fund’s performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; and Dennis Walsh
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities.
The Fund’s investment strategy may involve high portfolio
turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders.
The Fund may experience adverse effects when certain large
shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may
increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s
principal risks.

12 - Fund Commentary - December 31, 2020 - NVIT GS Large Cap Equity Insights Fund
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreements 1.9%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (1.2)%
100.0%
Top Industries
2
Interactive Media & Services 7.3%
IT Services 6.9%
Software 6.7%
Technology Hardware, Storage & Peripherals 5.5%
Semiconductors & Semiconductor Equipment 5.4%
Equity Real Estate Investment Trusts (REITs) 5.0%
Internet & Direct Marketing Retail 4.1%
Health Care Equipment & Supplies 3.6%
Health Care Providers & Services 3.5%
Insurance 3.3%
Other Industries
#
48.7%
100.0%
Top Holdings
2
Apple, Inc. 5.0%
Microsoft Corp. 4.8%
Alphabet, Inc., Class A 3.6%
Amazon.com, Inc. 3.5%
Facebook, Inc., Class A 2.8%
PayPal Holdings, Inc. 1.8%
Netflix, Inc. 1.6%
Walmart, Inc. 1.5%
Costco Wholesale Corp. 1.5%
Johnson & Johnson 1.4%
Other Holdings
#
72.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT GS Large Cap Equity Insights Fund - December 31, 2020 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 17.22% 20.26% 10/24/2019
Russell 1000
®
Index 20.96% 25.08% 10/24/2019
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2020 - NVIT GS Large Cap Equity Insights Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Large Cap Equity Insights Fund from inception through 12/31/19 versus the Russell 1000
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT GS Small Cap Equity Insights Fund - December 31, 2020 - Fund Commentary - 15
For the annual reporting period ended December 31, 2020, the
NVIT GS Small Cap Equity Insights Fund (Class Y) returned
7.81% versus 19.96% for its benchmark, the Russell 2000
®
Index. Performance for the Fund’s other share class versus the
Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
In the first quarter of the year, equities fell as the spread of the novel Coronavirus dampened investor sentiment due to
fears surrounding the pandemic and its impact on the world
economy.
However, equities rose in the latter-half of the year as the U.S.
Federal Reserve provided unprecedented levels of monetary
stimulus, seeking to inject capital into markets to help economic recovery. Moreover, markets surged in November as Joe Biden
secured the 2020 U.S. Presidential election, winning a record number of votes.
Finally, equities continued to rise as three coronavirus vaccines reported positive efficacy results in late-stage trials. Investor sentiment was subsequently boosted in December as the
commencement of two vaccine inoculations helped alleviate
economic uncertainty despite a new strain of the virus causing an increase in cases.
Among investment themes, factors within our High-Quality
Business Models theme detracted the most from relative
returns followed by factors within our Sentiment Analysis and
Fundamental Mispricing themes. Specifically, our Quality,
Market Sentiment and Traditional Value related factors
detracted the most. Conversely, Themes and Trends related
factors, especially the Proprietary Industry Linkages factors, contributed positively to relative returns.
Among sectors, holdings within the Consumer Discretionary
sector detracted the most from relative returns followed
by holdings within the Real Estate and Industrials sectors.
Conversely, holdings within the Information Technology
sector contributed most positively to relative returns followed by holdings within the Energy and Communication Services
sectors. At an individual stock level, our underweight position in Plug Power Inc. was among the largest detractors from
relative returns. Our overweight position in Emergent
BioSolutions Inc. was the second biggest detractor, while an underweight in MyoKardia Inc. was the next biggest detractor from relative returns. As of December 31, 2020, the Fund holds an underweight position in Plug Power Inc. and an overweight position in Emergent BioSolutions Inc.
Meanwhile, our overweight position in Twist BioScience
Corp was among the largest contributors to relative returns.
Our overweight positions in Trupanion Inc. and Goosehead
Insurance Inc. were the next largest positive contributors,
respectively. As of December 31, 2020, the Fund holds
overweight positions in Twist Bioscience Corp, Goosehead
Insurance Inc. and Trupanion Inc.
In an effort to anticipate risks related to a potential recession, we have implemented a global recession basket focused on a
supply-driven recession. The basket helps us to identify stocks and industries that we believe would be most affected by a
stagflation environment caused by a supply-driven recession.
We researched the effects of the 1970’s stagflation environment to determine the industries we believe to be most affected by an environment where supply shortages lead to rising prices of goods in addition to decreased economic activity. The basket focuses on healthcare and true consumer staples companies.
We further believe that a potential recession is likely to have more negative effects on smaller cap names. We believe
that these actions will aid the Funds in navigating the likely economic slowdown to come.
In select circumstances, the Fund may use derivatives (e.g.
equity index futures) to equitize excess cash and for other
efficient portfolio management purposes. We expect the
exposure to derivatives in the portfolio to be lower and has minimal impact on the long term performance. As of December
31, 2020, the Fund held 1.75% weight in MAR 21 CME
EMINIRUS2K future.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
LIBOR did not have any direct material impact on the Fund’s
performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; and Dennis Walsh
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less
liquid 3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information). The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may experience
adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of
a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

16 - Fund Commentary - December 31, 2020 - NVIT GS Small Cap Equity Insights Fund
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 97.8%
Repurchase Agreements 10.1%
Futures Contracts 0.1%
Liabilities in excess of other assets
§
(8.0)%
100.0%
Top Industries
2
Biotechnology 9.1%
Equity Real Estate Investment Trusts (REITs) 7.2%
Banks 7.1%
Software 4.4%
Hotels, Restaurants & Leisure 3.9%
Electronic Equipment, Instruments & Components 3.9%
Specialty Retail 3.1%
Insurance 2.8%
Capital Markets 2.5%
Health Care Equipment & Supplies 2.5%
Other Industries
#
53.5%
100.0%
Top Holdings
2
Visteon Corp. 0.7%
Iridium Communications, Inc. 0.7%
Tenet Healthcare Corp. 0.7%
Louisiana-Pacific Corp. 0.7%
Emergent BioSolutions , Inc. 0.7%
Integer Holdings Corp. 0.7%
Alcoa Corp. 0.6%
Varonis Systems, Inc. 0.6%
Select Medical Holdings Corp. 0.6%
Natera , Inc. 0.6%
Other Holdings
#
93.4%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT GS Small Cap Equity Insights Fund - December 31, 2020 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 7.81% 16.08% 10/10/2019
Russell 2000
®
Index 19.96% 28.11% 10/10/2019
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2020 - NVIT GS Small Cap Equity Insights Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Small Cap Equity Insights Fund from inception through 12/31/20 versus the Russell 2000
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT U.S. 130/30 Equity Fund - December 31, 2020 - Fund Commentary - 19
For the annual reporting period ended December 31, 2020,
the NVIT U.S. 130/30 Equity Fund (Class Y) returned 16.49%*
versus 18.40% for its benchmark, the S&P 500
®
Index (S&P
500). Performance for the Fund’s other share class versus the
Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
In 2020, U.S. equities hit an all-time high in February, crashed into a bear market by mid-March, then surged to record highs by year-end, as the broad equity market gained almost 21%
for the year. The COVID-19 pandemic disrupted the global
economy, which led to pain in stocks tied to the physical
economy and an inflated bubble in the virtual economy stay-
at-home stocks. Through the third quarter, the market exhibited very narrow performance leadership, with outsized gains
concentrated among the “FAAMNG”† stocks. Shares of high-
momentum, large cap growth stocks, mostly in the technology
and consumer discretionary sectors, outperformed, while small cap and value stocks lagged. For example, the Russell Top
200 Growth Index was up nearly 27% year-to-date through
September 30, 2020, while the Russell 2000 Value Index was
down more than 21%—a 48 percentage point return difference
that exceeded the differential reached during the internet
bubble.
Jacobs Levy’s investment process is engineered to combine
human insight and intuition, finance and behavioral theory, and quantitative and statistical methods. The firm’s stock selection process entails sophisticated modeling of a large number of
stocks and proprietary factors using financial statements,
analyst forecasts, corporate management signals, economic
data and security pricing, as well as alternative data sources.
Based on the fundamental valuations and opportunities
discovered by our factor models, we forecast expected returns for every security in our investment universe. Portfolios are diversified across individual stocks, industries, and sectors.
As COVID-induced dislocations unfolded, our dynamic
investment process positioned the Fund to take advantage of
the significant opportunities created. Our investment system increased our exposure to factors it found attractive, including value, smallness, financial leverage, and reversals, while
decreasing our exposure to factors it found unattractive such as growth, momentum, and low volatility. The Fund did not
experience any liquidity events that had a material impact on performance.
In 2020, security selection in Information Technology,
Industrials, and Consumer Discretionary detracted from
performance, although security selection in Real Estate and
Communication Services benefited the portfolio. An overweight of Financials hurt. The Fund underperformed in 2020 as a result of stock prices that disconnected from company fundamentals
and extreme security valuations that were particularly prevalent among large growth stocks.
A 130-30 portfolio permits a modest amount of derivative use of short exposure in conjunction with a predominantly long
portfolio. The 130-30 portfolio allocates approximately 130%
of capital to long equity exposures and approximately 30% of capital to short equity exposures, thus maintaining 100% net exposure to the underlying benchmark’s systematic risk and
return. This portfolio structure enables us to exploit security valuation insights more fully. In selecting stocks for either the long portfolio or short portfolio, Jacobs Levy employs an evaluation process that focuses on modeling a large number
of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals,
economic releases, and security prices. This investment
approach is intended to seek diversification across market
inefficiencies, securities, industries, and sectors, while seeking to manage overall portfolio risk exposures relative to the Russell
1000 Growth Index. While the strategy utilizes swaps as part of the implementation, stock selection and risk management
are determined at the overall portfolio level through a unified investment process. For this reason, performance attribution of the swap positions is not a meaningful measure and should not be evaluated as a separate component of the portfolio’s
total return.
LIBOR, which is an interest rate used as a benchmark for short-
term borrowing is set to be phased out beginning in January
2022. LIBOR is used as a reference rate for swap transactions used for the 130-30 accounts we manage for Nationwide. The
Federal Reserve has asked market participants to transition
away from LIBOR to alternative benchmarks. We have been
in communication with the swap counterparty we use for the
130-30 accounts and they have indicated they will be migrating contracts to a new reference rate. There will be a discussion of the specific benchmarks and timing of the transition in the coming months before the end of LIBOR. While the transition
to a new benchmark has been slow across the market,
alternatives such as the Secured Overnight Financing Rate are beginning to emerge. Once a new reference rate for these
types of transactions emerges and becomes more widely used,
we do not expect a significant impact on the equity derivatives market.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I Jacobs, Ph.D. and Kenneth N. Levy, CFA
*High double-digit returns are unusual and cannot be sustained.
† “FAAMNG” is a grouping of investments comprised of
Facebook, Amazon, Apple, Microsoft, Netflix and Alphabet
(formerly known as Google). Also known as “Big Tech”.

20 - Fund Commentary - December 31, 2020 - NVIT U.S. 130/30 Equity Fund
The Fund is subject to the risks of investing in equity securities.
The Fund may invest in more-aggressive investments such
as derivatives (which create investment leverage and are
highly volatile). The Fund uses a long/short strategy: a long position (i.e., the Fund owns a stock outright) will cause the
Fund to lose money if the price of the stock declines, and a short position will cause the Fund to lose money if the price of the stock increases. Short sales involve a form of leverage
(investment exposure that exceeds the initial amount invested), which can exaggerate the Fund’s losses. Please refer to the
most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.2%
Total Return Swaps 0.1%
Other assets in excess of liabilities 1.7%
100.0%
Top Industries
2
Technology Hardware, Storage & Peripherals 11.1%
Software 10.2%
Health Care Providers & Services 7.4%
Interactive Media & Services 5.1%
Hotels, Restaurants & Leisure 4.6%
Biotechnology 4.6%
Insurance 4.5%
Oil, Gas & Consumable Fuels 4.4%
Capital Markets 3.8%
Food Products 3.4%
Other Industries 40.9%
100.0%
Top Holdings
2
Microsoft Corp. 6.7%
Alphabet, Inc., Class C 4.9%
Apple, Inc. 4.8%
Amazon.com, Inc. 2.8%
Starbucks Corp. 2.2%
Intercontinental Exchange, Inc. 1.9%
Anthem, Inc. 1.8%
Micron Technology, Inc. 1.7%
Humana, Inc. 1.7%
Allstate Corp. (The) 1.6%
Other Holdings 69.9%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2020.
2
Percentages indicated are based upon total investments as of December 31, 2020.

NVIT U.S. 130/30 Equity Fund - December 31, 2020 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 16.49% 18.56% 10/24/2019
S&P 500
®
Index 18.40% 22.77% 10/24/2019
1
The results reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2020 - NVIT U.S. 130/30 Equity Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT U.S. 130/30 Equity Fund from inception through
12/31/19 versus the S&P 500
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index
Definitions page at the back of this book.

1940 Act Funds - December 31, 2020 - Shareholder Expense Examples - 23
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2020*)
and continued to hold your shares at the end of the reporting period (December 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2020* through December 31, 2020.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2020* through December 31, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
* For NVIT GS Emerging Markets Equity Insights Fund
commencement of operations is July 17, 2020.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT GS Emerging Markets Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,254.00 5.07 0.98
Hypothetical
(c)(d)
1,000.00 1,020.26 4.98 0.98
NVIT GS International Equity Insights Fund
Class Y Shares
Actual
(e)
1,000.00 1,211.00 4.28 0.77
Hypothetical
(c)(e)
1,000.00 1,021.27 3.91 0.77
NVIT GS Large Cap Equity Insight Fund
Class Y Shares
Actual
(e)
1,000.00 1,199.30 3.21 0.58
Hypothetical
(c)(e)
1,000.00 1,022.22 2.95 0.58
NVIT GS Small Cap Equity Insights Fund
Class Y Shares
Actual
(e)
1,000.00 1,290.40 4.84 0.84
Hypothetical
(c)(e)
1,000.00 1,020.91 4.27 0.84

24 - Shareholder Expense Examples - December 31, 2020 - 1940 Act Funds
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Actual
(e)
1,000.00 1,218.30 4.52 0.81
Hypothetical
(c)(e)
1,000.00 1,021.06 4.12 0.81
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 17, 2020 through December 31, 2020 multiplied by 168/366 to reflect the period from commencement of operations.
(c)
Represents the hypothetical 5% return before expenses.
(d)
Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July
1, 2020 through December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(e)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2020 - Statement of Investments - 25
Common Stocks 98.6%
Shares Value ($)
BRAZIL 5.9%
Banks 0.3%
Banco Bradesco SA * 215,500 1,018,473
Banco Santander Brasil SA,
ADR (a) 120,450 1,040,688
2,059,161
Beverages 0.1%
Ambev SA, ADR *(a) 248,200 759,492
Capital Markets 1.0%
B3 SA - Brasil Bolsa Balcao 605,500 7,262,934
Chemicals 0.1%
Unipar Carbocloro SA
(Preference) 49,700 491,450
Containers & Packaging 0.5%
Klabin SA 604,600 3,083,523
Electric Utilities 0.5%
Cia Paranaense de Energia * 39,600 538,884
Cia Paranaense de Energia
(Preference) * 168,500 2,404,523
CPFL Energia SA 50,600 318,014
3,261,421
Electrical Equipment 1.0%
WEG SA 471,900 6,924,974
Food Products 0.3%
Sao Martinho SA * 343,484 1,817,246
Independent Power and Renewable Electricity Producers
0.2%
AES Tiete Energia SA * 356,300 1,136,084
Insurance 0.7%
BB Seguridade Participacoes
SA 369,200 2,114,278
Porto Seguro SA 260,700 2,467,342
4,581,620
Metals & Mining 0.9%
Cia Siderurgica Nacional SA 330,700 1,982,957
Vale SA, ADR 250,600 4,200,056
6,183,013
Paper & Forest Products 0.2%
Duratex SA * 381,200 1,411,359
Textiles, Apparel & Luxury Goods 0.1%
Alpargatas SA (Preference) 119,300 966,892
39,939,169
CHILE 0.1%
Independent Power and Renewable Electricity Producers
0.1%
Colbun SA 3,699,478 657,896
CHINA 37.6%
Auto Components 0.5%
Fuyao Glass Industry Group
Co. Ltd., Class A 65,573 483,246
Fuyao Glass Industry Group
Co. Ltd., Class H Reg. S
(b) 36,400 200,591
Huayu Automotive Systems
Co. Ltd., Class A 237,869 1,050,378
Common Stocks
Shares Value ($)
CHINA
Auto Components
Tianneng Power International
Ltd. (a) 590,000 1,427,923
3,162,138
Automobiles 2.5%
BAIC Motor Corp. Ltd., Class
H Reg. S (b) 3,175,500 1,176,370
Brilliance China Automotive
Holdings Ltd. 2,414,000 2,202,567
BYD Co. Ltd., Class A 122,188 3,650,306
BYD Co. Ltd., Class H (a) 107,000 2,822,595
Great Wall Motor Co. Ltd.,
Class H 889,500 3,062,934
NIO, Inc., ADR *(a) 88,800 4,328,112
17,242,884
Banks 1.5%
Bank of China Ltd., Class H 9,335,000 3,192,624
China Everbright Bank Co.
Ltd., Class A 5,221,411 3,186,300
Chongqing Rural Commercial
Bank Co. Ltd., Class H 555,000 226,750
Industrial & Commercial Bank
of China Ltd., Class H 5,487,000 3,570,069
10,175,743
Beverages 0.5%
Tsingtao Brewery Co. Ltd.,
Class A 74,038 1,127,618
Tsingtao Brewery Co. Ltd.,
Class H 196,000 2,050,677
3,178,295
Biotechnology 0.1%
BeiGene Ltd., ADR * 1,400 361,746
Building Products 0.3%
China Lesso Group Holdings
Ltd. 1,367,000 2,146,100
Capital Markets 0.2%
China Everbright Ltd. 864,000 1,159,556
CSC Financial Co. Ltd., Class
H Reg. S (a)(b) 302,500 402,249
1,561,805
Diversified Consumer Services 0.0%
†
China Beststudy Education
Group Reg. S 751,000 290,719
Electrical Equipment 0.2%
Xinjiang Goldwind Science &
Technology Co. Ltd., Class
A 545,190 1,192,176
Entertainment 0.7%
NetEase , Inc., ADR 53,000 5,075,810
Health Care Equipment & Supplies 1.1%
Jiangsu Yuyue Medical
Equipment & Supply Co.
Ltd., Class A 616,522 2,667,355
Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd., Class A 72,273 4,695,735
7,363,090

26 - Statement of Investments - December 31, 2020 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Health Care Providers & Services 0.0%
†
Jointown Pharmaceutical
Group Co. Ltd., Class A * 72,000 200,226
Independent Power and Renewable Electricity Producers
1.2%
China Longyuan Power
Group Corp. Ltd., Class H 3,000,000 3,001,295
China Yangtze Power Co.
Ltd., Class A 1,609,965 4,721,357
Xinyi Energy Holdings Ltd. 626,000 425,174
8,147,826
Insurance 1.0%
China Life Insurance Co. Ltd.,
Class H 3,026,000 6,693,909
Interactive Media & Services 8.6%
Baidu, Inc., ADR * 67,050 14,498,892
Tencent Holdings Ltd. 599,400 43,796,495
58,295,387
Internet & Direct Marketing Retail 12.1%
Alibaba Group Holding Ltd.,
ADR * 178,900 41,635,398
JD.com, Inc., ADR * 173,400 15,241,860
Meituan , Class B Reg. S * 315,500 12,066,720
Pinduoduo , Inc., ADR * 28,900 5,134,663
Vipshop Holdings Ltd., ADR * 293,600 8,253,096
82,331,737
Machinery 1.2%
Lonking Holdings Ltd. 1,578,000 489,975
Sinotruk Hong Kong Ltd. (a) 999,000 2,558,458
Weichai Power Co. Ltd.,
Class A 1,134,354 2,747,026
Weichai Power Co. Ltd.,
Class H 1,056,000 2,124,228
7,919,687
Marine 1.5%
COSCO SHIPPING Holdings
Co. Ltd., Class A * 2,328,500 4,350,182
COSCO SHIPPING Holdings
Co. Ltd., Class H * 1,664,000 1,997,624
SITC International Holdings
Co. Ltd. 1,634,000 3,537,583
9,885,389
Media 1.2%
China South Publishing &
Media Group Co. Ltd.,
Class A 878,749 1,282,133
Chinese Universe Publishing
and Media Group Co. Ltd.,
Class A 1,521,272 2,350,024
Focus Media Information
Technology Co. Ltd., Class
A 2,972,800 4,497,441
8,129,598
Metals & Mining 0.2%
China Hongqiao Group Ltd. 1,519,000 1,391,352
Oil, Gas & Consumable Fuels 1.4%
China Petroleum & Chemical
Corp., Class H 9,864,000 4,384,208
Common Stocks
Shares Value ($)
CHINA
Oil, Gas & Consumable Fuels
China Shenhua Energy Co.
Ltd., Class H 1,343,000 2,530,602
CNOOC Ltd. 2,267,000 2,083,859
Shaanxi Coal Industry Co.
Ltd., Class A 256,700 367,716
9,366,385
Pharmaceuticals 0.1%
CSPC Pharmaceutical Group
Ltd. 924,800 945,697
Real Estate Management & Development 0.5%
Agile Group Holdings Ltd. 262,000 349,553
Gemdale Properties &
Investment Corp. Ltd. 698,000 99,960
KWG Group Holdings Ltd. 263,000 360,458
Logan Group Co. Ltd. (a) 448,000 734,197
Longfor Group Holdings Ltd.
Reg. S (b) 229,000 1,344,923
Powerlong Real Estate
Holdings Ltd. 288,000 199,131
3,088,222
Specialty Retail 0.9%
China Meidong Auto Holdings
Ltd. 42,000 170,759
China Yongda Automobiles
Services Holdings Ltd. 271,500 449,287
Zhongsheng Group Holdings
Ltd. 727,500 5,186,749
5,806,795
Technology Hardware, Storage & Peripherals 0.1%
Xiaomi Corp., Class B Reg.
S *(b) 132,200 570,135
254,522,851
GREECE 0.1%
Independent Power and Renewable Electricity Producers
0.1%
Terna Energy SA 56,294 906,077
HONG KONG 0.5%
Building Products 0.2%
Xinyi Glass Holdings Ltd. 550,000 1,539,153
Electrical Equipment 0.3%
China High Speed
Transmission Equipment
Group Co. Ltd. 2,090,000 2,049,528
3,588,681
HUNGARY 0.3%
Pharmaceuticals 0.3%
Richter Gedeon Nyrt . 77,645 1,948,574
INDIA 5.6%
Automobiles 0.3%
Tata Motors Ltd., ADR * 165,546 2,085,880
Banks 0.6%
ICICI Bank Ltd., ADR * 282,736 4,201,457
IT Services 3.4%
Infosys Ltd., ADR 1,373,357 23,278,401

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2020 - Statement of Investments - 27
Common Stocks
Shares Value ($)
INDIA
Pharmaceuticals 1.3%
Dr Reddy's Laboratories Ltd.,
ADR 122,098 8,704,366
38,270,104
INDONESIA 3.3%
Banks 3.0%
Bank Central Asia Tbk . PT 3,819,800 9,203,581
Bank Mandiri Persero Tbk . PT 10,745,600 4,849,168
Bank Rakyat Indonesia
Persero Tbk . PT 19,319,200 5,734,600
19,787,349
Health Care Providers & Services 0.0%
†
Mitra Keluarga Karyasehat
Tbk . PT Reg. S 1,079,900 209,840
Metals & Mining 0.1%
Timah Tbk . PT * 6,834,300 722,440
Oil, Gas & Consumable Fuels 0.2%
Adaro Energy Tbk . PT 9,823,400 1,000,245
United Tractors Tbk . PT 336,600 638,570
1,638,815
22,358,444
MEXICO 1.7%
Banks 0.0%
†
Grupo Financiero Banorte
SAB de CV, Class O * 56,900 314,330
Capital Markets 0.0%
†
Bolsa Mexicana de Valores
SAB de CV 80,960 191,868
Chemicals 0.1%
Orbia Advance Corp. SAB
de CV 199,207 467,998
Equity Real Estate Investment Trusts (REITs) 0.2%
Fibra Uno Administracion SA
de CV 1,096,086 1,239,324
Food Products 0.5%
Gruma SAB de CV, Class B 291,427 3,469,826
Insurance 0.2%
Qualitas Controladora SAB
de CV 211,400 1,138,189
Metals & Mining 0.7%
Grupo Mexico SAB de CV
Series B 963,570 4,073,244
Ternium SA, ADR * 20,600 599,048
4,672,292
11,493,827
PERU 1.3%
Metals & Mining 1.3%
Southern Copper Corp. (a) 138,900 9,045,168
PHILIPPINES 0.5%
Industrial Conglomerates 0.0%
†
LT Group, Inc. 538,000 147,579
Transportation Infrastructure 0.4%
International Container
Terminal Services, Inc. 875,640 2,252,497
Common Stocks
Shares Value ($)
PHILIPPINES
Wireless Telecommunication Services 0.1%
Globe Telecom, Inc. 2,270 95,991
PLDT, Inc., ADR (a) 32,529 907,884
1,003,875
3,403,951
POLAND 0.3%
Construction & Engineering 0.0%
†
Budimex SA 3,823 314,634
Food & Staples Retailing 0.0%
†
Dino Polska SA Reg. S *(b) 2,940 227,657
Health Care Equipment & Supplies 0.0%
†
Mercator Medical SA 1,932 218,449
Oil, Gas & Consumable Fuels 0.2%
Polskie Gornictwo Naftowe i
Gazownictwo SA 395,270 586,065
Software 0.1%
Asseco Poland SA 30,226 550,014
1,896,819
QATAR 0.1%
Banks 0.0%
†
Masraf Al Rayan QSC 156,297 194,707
Qatar Islamic Bank SAQ 21,632 101,743
296,450
Oil, Gas & Consumable Fuels 0.1%
Qatar Gas Transport Co. Ltd. 409,120 357,442
Real Estate Management & Development 0.0%
†
Ezdan Holding Group QSC * 503,900 246,367
900,259
RUSSIA 2.9%
Banks 1.7%
Sberbank of Russia PJSC 3,015,940 11,056,150
Metals & Mining 0.7%
MMC Norilsk Nickel PJSC,
ADR (a) 131,625 4,143,555
Novolipetskiy
Metallurgicheskiy Kombinat
PAO, GDR Reg. S 7,000 194,295
Severstal PAO, GDR Reg.
S (a) 25,915 453,636
4,791,486
Oil, Gas & Consumable Fuels 0.3%
Lukoil PJSC, ADR 17,652 1,203,600
Lukoil PJSC, ADR 15,530 1,061,631
2,265,231
Wireless Telecommunication Services 0.2%
Mobile TeleSystems PJSC,
ADR (a) 178,605 1,598,515
19,711,382
SAUDI ARABIA 1.5%
Banks 0.2%
Al Rajhi Bank 57,481 1,127,747
Chemicals 0.2%
Advanced Petrochemical Co. 55,136 984,499

28 - Statement of Investments - December 31, 2020 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
SAUDI ARABIA
Chemicals
Saudi Basic Industries Corp. 12,290 332,186
1,316,685
Construction Materials 0.1%
Qassim Cement Co. (The) 34,116 736,675
Southern Province Cement
Co. 4,050 91,009
827,684
Food & Staples Retailing 0.3%
Abdullah Al Othaim Markets
Co. 66,933 2,194,156
Food Products 0.4%
Savola Group (The) 207,791 2,354,251
Insurance 0.0%
†
Bupa Arabia for Cooperative
Insurance Co. * 5,848 190,374
Oil, Gas & Consumable Fuels 0.3%
Saudi Arabian Oil Co. Reg.
S (b) 211,169 1,969,964
9,980,861
SOUTH AFRICA 3.2%
Banks 0.4%
Absa Group Ltd. 30,885 253,314
Standard Bank Group Ltd. 280,941 2,435,796
2,689,110
Capital Markets 0.1%
Investec Ltd. 365,718 917,818
Chemicals 0.1%
AECI Ltd. 139,989 825,644
Diversified Financial Services 0.1%
Remgro Ltd. 121,498 797,100
Insurance 0.6%
Momentum Metropolitan
Holdings 1,859,847 1,994,602
Rand Merchant Investment
Holdings Ltd. 73,798 161,442
Sanlam Ltd. 475,780 1,904,036
4,060,080
Internet & Direct Marketing Retail 1.0%
Naspers Ltd., Class N 30,434 6,228,976
Metals & Mining 0.9%
African Rainbow Minerals Ltd. 90,890 1,621,014
Anglo American Platinum Ltd. 43,649 4,256,502
Kumba Iron Ore Ltd. 6,595 280,188
6,157,704
21,676,432
SOUTH KOREA 16.0%
Air Freight & Logistics 0.1%
Hanjin Transportation Co.
Ltd. * 9,230 406,645
Auto Components 0.0%
†
S&T Motiv Co. Ltd. 5,824 264,343
Banks 0.8%
Hana Financial Group, Inc. 89,680 2,851,610
Common Stocks
Shares Value ($)
SOUTH KOREA
Banks
KB Financial Group, Inc. 61,418 2,439,305
5,290,915
Biotechnology 0.4%
Alteogen , Inc. * 3,585 595,186
Celltrion , Inc. * 2,747 905,302
LabGenomics Co. Ltd. * 28,159 491,450
Seegene , Inc. 5,407 963,306
2,955,244
Capital Markets 1.3%
Daou Data Corp. * 12,203 144,264
KIWOOM Securities Co. Ltd.
* 6,767 790,537
Mirae Asset Daewoo Co.
Ltd. * 871,473 7,596,817
Mirae Asset Daewoo Co. Ltd.
(Preference) * 95,765 402,937
8,934,555
Chemicals 2.4%
Han Kuk Carbon Co. Ltd. * 109,482 1,361,381
Hansol Chemical Co. Ltd. * 14,231 2,582,882
Korea Petrochemical Ind Co.
Ltd. * 900 191,118
Kumho Petrochemical Co.
Ltd. * 22,210 2,973,531
LG Chem Ltd. * 11,141 8,480,645
SK Chemicals Co. Ltd. * 2,456 892,013
16,481,570
Electronic Equipment, Instruments & Components 0.1%
Samsung Electro-Mechanics
Co. Ltd. * 3,863 634,863
Health Care Equipment & Supplies 0.3%
Suheung Co. Ltd. * 38,540 1,812,337
Industrial Conglomerates 0.1%
LG Corp. * 7,896 637,160
Insurance 0.4%
Samsung Life Insurance Co.
Ltd. * 37,396 2,730,662
Interactive Media & Services 0.8%
NAVER Corp. * 20,290 5,478,735
Life Sciences Tools & Services 0.6%
Samsung Biologics Co. Ltd.
Reg. S *(b) 5,235 3,973,026
Media 0.2%
Cheil Worldwide, Inc. * 21,464 406,717
Echo Marketing, Inc. 39,416 1,087,744
1,494,461
Metals & Mining 1.5%
Dongkuk Steel Mill Co. Ltd. * 98,911 741,409
Poongsan Corp. * 68,343 1,754,849
POSCO 29,363 7,357,884
9,854,142
Oil, Gas & Consumable Fuels 0.0%
†
SK Gas Ltd. * 2,908 279,320
Pharmaceuticals 1.0%
Chong Kun Dang
Pharmaceutical Corp. * 6,602 1,380,763

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2020 - Statement of Investments - 29
Common Stocks
Shares Value ($)
SOUTH KOREA
Pharmaceuticals
Chongkundang Holdings
Corp. * 3,519 413,991
DongKook Pharmaceutical
Co. Ltd. * 3,170 85,567
Samjin Pharmaceutical Co.
Ltd. * 63,354 1,590,597
Shin Poong Pharmaceutical
Co. Ltd. * 1,544 176,830
Yuhan Corp. * 44,234 3,060,108
6,707,856
Professional Services 0.1%
NICE Information Service Co.
Ltd. * 36,315 830,954
Semiconductors & Semiconductor Equipment 0.9%
DB HiTek Co. Ltd. * 74,948 3,531,659
LEENO Industrial, Inc. 6,058 754,747
MagnaChip Semiconductor
Corp. *(a) 44,700 604,344
MiCo Ltd. * 33,519 465,618
Tokai Carbon Korea Co. Ltd. * 5,071 586,412
5,942,780
Technology Hardware, Storage & Peripherals 5.0%
Samsung Electronics Co. Ltd. 377,799 28,235,728
Samsung Electronics Co. Ltd.
(Preference) 75,587 5,130,996
Spigen Korea Co. Ltd. * 4,294 258,072
33,624,796
108,334,364
TAIWAN 14.7%
Chemicals 0.0%
†
Nantex Industry Co. Ltd. 128,000 278,922
Containers & Packaging 0.3%
Cheng Loong Corp. 1,490,000 1,806,327
Diversified Financial Services 0.1%
Chailease Holding Co. Ltd. 162,000 971,292
Electrical Equipment 0.5%
Chicony Power Technology
Co. Ltd. 698,000 1,749,678
Teco Electric and Machinery
Co. Ltd. 850,000 837,554
Walsin Lihwa Corp. 875,000 599,229
3,186,461
Electronic Equipment, Instruments & Components 1.2%
Delta Electronics, Inc. 431,000 4,020,428
Simplo Technology Co. Ltd. 159,000 1,980,190
Synnex Technology
International Corp. 671,000 1,124,610
Taiflex Scientific Co. Ltd. 338,000 655,594
Tripod Technology Corp. 86,000 362,840
8,143,662
Entertainment 0.2%
International Games System
Co. Ltd. 46,000 1,245,108
Soft-World International Corp. 40,000 150,935
1,396,043
Health Care Equipment & Supplies 0.0%
†
TaiDoc Technology Corp. 27,000 174,535
Common Stocks
Shares Value ($)
TAIWAN
Insurance 0.1%
Fubon Financial Holding Co.
Ltd. 383,000 638,501
Leisure Products 0.3%
Giant Manufacturing Co. Ltd. 201,000 1,971,827
Marine 0.9%
Evergreen Marine Corp.
Taiwan Ltd. * 4,126,000 5,979,919
Metals & Mining 0.2%
Tung Ho Steel Enterprise
Corp. 1,065,000 1,383,755
Pharmaceuticals 0.0%
†
YungShin Global Holding
Corp. 107,000 170,228
Semiconductors & Semiconductor Equipment 10.4%
Alchip Technologies Ltd. 18,000 396,541
Ardentec Corp. 1,577,000 2,177,138
ChipMOS Technologies, Inc. 61,000 74,311
Elan Microelectronics Corp. 62,000 295,660
Everlight Electronics Co. Ltd. 489,000 732,783
Global Mixed Mode
Technology, Inc. 35,000 199,275
Novatek Microelectronics
Corp. 66,000 863,310
Sonix Technology Co. Ltd. 327,000 764,485
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR (a) 485,400 52,928,016
Topco Scientific Co. Ltd. 616,000 2,619,367
United Microelectronics Corp. 3,730,000 6,252,587
Vanguard International
Semiconductor Corp. 493,000 2,043,176
Youngtek Electronics Corp. 601,000 1,322,634
70,669,283
Technology Hardware, Storage & Peripherals 0.5%
Gigabyte Technology Co. Ltd. 979,000 2,719,576
Lite-On Technology Corp. 136,000 241,435
Quanta Computer, Inc. 91,000 262,744
3,223,755
99,994,510
THAILAND 1.7%
Auto Components 0.2%
Sri Trang Agro-Industry PCL 1,668,400 1,475,762
Banks 0.2%
Kiatnakin Phatra Bank PCL 126,400 218,352
Siam Commercial Bank PCL
(The) 480,600 1,403,819
1,622,171
Construction Materials 0.0%
†
Siam Cement PCL (The) 8,000 101,130
Entertainment 0.1%
RS PCL 1,019,300 588,837
Food Products 0.4%
Charoen Pokphand Foods
PCL 2,931,100 2,622,735

30 - Statement of Investments - December 31, 2020 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
THAILAND
Health Care Equipment & Supplies 0.1%
Sri Trang Gloves Thailand
PCL 135,100 344,551
Health Care Providers & Services 0.0%
†
Chularat Hospital PCL 2,161,900 177,624
Independent Power and Renewable Electricity Producers
0.2%
Gunkul Engineering PCL 9,060,400 764,494
SPCG PCL 1,034,400 694,607
1,459,101
Oil, Gas & Consumable Fuels 0.3%
PTT Exploration & Production
PCL 162,700 532,994
PTT PCL 987,500 1,400,826
1,933,820
Specialty Retail 0.2%
Com7 PCL 1,008,700 1,313,129
11,638,860
TURKEY 1.1%
Automobiles 0.2%
Ford Otomotiv Sanayi A/S 89,412 1,519,719
Beverages 0.1%
Anadolu Efes Biracilik ve Malt
Sanayii A/S 140,075 437,328
Diversified Financial Services 0.2%
Haci Omer Sabanci Holding
A/S 864,840 1,334,611
Electric Utilities 0.0%
†
Enerjisa Enerji A/S Reg. S (b) 135,880 228,780
Food & Staples Retailing 0.3%
BIM Birlesik Magazalar A/S 207,510 2,108,180
Industrial Conglomerates 0.1%
Enka Insaat ve Sanayi A/S 375,166 372,157
Machinery 0.2%
Turk Traktor ve Ziraat
Makineleri A/S 54,631 1,347,440
7,348,215
UNITED ARAB EMIRATES 0.2%
Diversified Telecommunication Services 0.2%
Emirates Telecommunications
Group Co. PJSC 294,257 1,354,107
Total Common Stocks
(cost $556,524,733) 668,970,551
Repurchase Agreements 2.4%
Principal
Amount ($) Value ($)
Bank of America
NA, 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $8,000,072,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050; total
market value $8,160,000.
(c)(d) 8,000,000 8,000,000
Cantor Fitzgerald &
Co., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $3,484,783,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.00%, maturing
4/1/2021 - 2/20/2067;
total market value
$3,554,447.(c)(d) 3,484,752 3,484,752
NatWest Markets
Securities, Inc., 0.08%,
dated 12/28/2020, due
1/4/2021, repurchase
price $5,000,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.00%, maturing
1/15/2021 - 7/15/2030;
total market value
$5,100,081.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $16,484,752) 16,484,752
Total Investments
(cost $573,009,485)   — 101.0% 685,455,303
Liabilities in excess of other assets
— (1.0)% (6,938,834)
NET ASSETS — 100.0%
$ 678,516,469
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $24,213,302, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,484,752 and by
$8,584,637 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/28/2021 –
5/15/2050, a total value of $25,069,389.

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2020 - Statement of Investments - 31
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $10,093,695 which represents 1.49% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$16,484,752.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Recei pt
PAO Public Stock Company
PH Philippines
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 111 3/2021 USD 7,149,510 222,166
222,166
At December 31, 2020, the Fund had $582,417 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

32 - Statement of Investments - December 31, 2020 - NVIT GS International Equity Insights Fund
Common Stocks 99.0%
Shares Value ($)
AUSTRALIA 8.7%
Banks 0.2%
Commonwealth Bank of
Australia 37,642 2,385,342
Commercial Services & Supplies 0.7%
Brambles Ltd. 1,336,772 10,951,876
Energy Equipment & Services 0.2%
Worley Ltd. 328,941 2,914,900
Equity Real Estate Investment Trusts (REITs) 0.8%
Dexus 68,120 496,304
Goodman Group 750,630 10,949,651
11,445,955
Health Care Equipment & Supplies 0.0%
†
Ansell Ltd. 13,618 365,828
Health Care Providers & Services 0.7%
Sonic Healthcare Ltd. 393,820 9,782,841
Interactive Media & Services 0.2%
carsales.com Ltd. 27,990 432,093
REA Group Ltd. 26,157 3,004,565
3,436,658
Metals & Mining 3.8%
Fortescue Metals Group Ltd. 937,010 16,941,458
Mineral Resources Ltd. 148,492 4,290,805
Rio Tinto Ltd. 154,744 13,591,911
Rio Tinto plc, ADR (a) 267,776 20,142,111
South32 Ltd. 404,812 771,879
55,738,164
Multiline Retail 0.9%
Wesfarmers Ltd. 340,022 13,221,856
Oil, Gas & Consumable Fuels 0.6%
Origin Energy Ltd. 669,504 2,460,594
Santos Ltd. 970,056 4,691,381
Washington H Soul Pattinson
& Co. Ltd. (a) 46,173 1,072,180
8,224,155
Specialty Retail 0.6%
JB Hi-Fi Ltd. 226,493 8,492,911
Premier Investments Ltd. 52,008 943,375
9,436,286
127,903,861
AUSTRIA 0.0%
†
Banks 0.0%
†
BAWAG Group AG Reg. S (b) 5,106 239,553
BELGIUM 0.5%
Air Freight & Logistics 0.1%
bpost SA * 83,447 866,023
Banks 0.4%
KBC Group NV 83,069 5,822,083
Chemicals 0.0%
†
Tessenderlo Group SA * 4,632 184,822
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA,
CVA 7,340 254,017
7,126,945
Common Stocks
Shares Value ($)
CHINA 0.2%
Gas Utilities 0.0%
†
ENN Energy Holdings Ltd. 27,900 409,515
Specialty Retail 0.2%
Chow Tai Fook Jewellery
Group Ltd. 2,578,600 3,255,253
3,664,768
DENMARK 3.0%
Air Freight & Logistics 0.4%
DSV Panalpina A/S 33,379 5,586,151
Beverages 0.7%
Carlsberg A/S, Class B 64,593 10,355,430
Biotechnology 0.1%
Genmab A/S * 2,581 1,043,967
Health Care Equipment & Supplies 0.3%
GN Store Nord A/S 48,704 3,870,840
Marine 0.3%
AP Moller - Maersk A/S,
Class A 1,147 2,380,163
AP Moller - Maersk A/S,
Class B 1,209 2,695,989
5,076,152
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 229,969 16,085,293
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 17,875 1,996,968
Tobacco 0.0%
†
Scandinavian Tobacco Group
A/S, Class A Reg. S (b) 32,165 547,734
44,562,535
FINLAND 0.8%
Food & Staples Retailing 0.6%
Kesko OYJ, Class B 339,596 8,725,643
Machinery 0.1%
Valmet OYJ 59,419 1,698,718
Multiline Retail 0.1%
Tokmanni Group Corp. 41,299 816,756
Paper & Forest Products 0.0%
†
Metsa Board OYJ 48,969 512,981
11,754,098
FRANCE 7.8%
Aerospace & Defense 0.3%
Airbus SE * 39,043 4,288,851
Automobiles 0.1%
Trigano SA 8,910 1,576,925
Banks 1.2%
BNP Paribas SA * 328,139 17,307,434
Building Products 0.3%
Cie de Saint-Gobain 96,531 4,426,242
Chemicals 0.2%
Arkema SA 26,131 2,986,851

NVIT GS International Equity Insights Fund - December 31, 2020 - Statement of Investments - 33
Common Stocks
Shares Value ($)
FRANCE
Electrical Equipment 2.0%
Legrand SA 77,738 6,938,360
Nexans SA * 22,840 1,659,612
Schneider Electric SE 141,178 20,420,759
29,018,731
Equity Real Estate Investment Trusts (REITs) 0.6%
Gecina SA 58,963 9,104,939
Life Sciences Tools & Services 0.6%
Sartorius Stedim Biotech 24,818 8,845,641
Oil, Gas & Consumable Fuels 0.1%
Gaztransport Et Technigaz SA 12,635 1,222,674
Pharmaceuticals 1.0%
Sanofi 151,134 14,602,648
Professional Services 0.7%
Teleperformance 31,866 10,567,168
Trading Companies & Distributors 0.7%
Rexel SA * 692,410 10,918,369
114,866,473
GERMANY 6.3%
Air Freight & Logistics 0.4%
Deutsche Post AG
(Registered) 132,196 6,542,077
Auto Components 0.1%
SAF-Holland SE * 21,192 290,195
Schaeffler AG (Preference) 63,181 527,743
817,938
Automobiles 2.0%
Bayerische Motoren Werke
AG 77,635 6,852,537
Daimler AG (Registered) 51,208 3,615,892
Porsche Automobil Holding
SE (Preference) 115,612 7,969,087
Volkswagen AG (Preference) 62,049 11,560,363
29,997,879
Health Care Providers & Services 0.6%
Fresenius Medical Care AG &
Co. KGaA 32,821 2,737,564
Fresenius SE & Co. KGaA 122,467 5,658,962
8,396,526
Household Products 0.7%
Henkel AG & Co. KGaA
(Preference) 84,936 9,570,937
Industrial Conglomerates 0.1%
Rheinmetall AG 12,796 1,352,313
Insurance 1.3%
Allianz SE (Registered) 75,537 18,481,788
Interactive Media & Services 0.6%
Scout24 AG Reg. S (b) 110,056 9,015,903
Life Sciences Tools & Services 0.2%
Gerresheimer AG 34,190 3,665,945
Metals & Mining 0.0%
†
Aurubis AG 7,060 549,169
Textiles, Apparel & Luxury Goods 0.0%
†
HUGO BOSS AG 12,958 432,124
Common Stocks
Shares Value ($)
GERMANY
Thrifts & Mortgage Finance 0.2%
Aareal Bank AG * 43,539 1,041,164
Deutsche Pfandbriefbank AG
Reg. S *(b) 154,408 1,656,004
2,697,168
Trading Companies & Distributors 0.1%
Brenntag AG 15,772 1,220,578
92,740,345
HONG KONG 3.2%
Electric Utilities 0.1%
CLP Holdings Ltd. 143,000 1,323,791
Household Durables 0.0%
†
Man Wah Holdings Ltd. 333,200 725,693
Insurance 1.8%
AIA Group Ltd. 2,003,600 24,679,679
Machinery 0.6%
Techtronic Industries Co. Ltd. 659,000 9,435,676
Real Estate Management & Development 0.7%
Sun Hung Kai Properties Ltd. 775,000 10,005,457
Specialty Retail 0.0%
†
Luk Fook Holdings
International Ltd. 92,000 222,138
46,392,434
IRELAND 0.1%
Containers & Packaging 0.1%
Smurfit Kappa Group plc 31,336 1,470,805
ISRAEL 0.3%
Diversified Financial Services 0.3%
Plus500 Ltd. 188,163 3,732,507
ITALY 1.7%
Construction Materials 0.0%
†
Buzzi Unicem SpA 23,267 555,737
Electric Utilities 1.0%
Enel SpA 1,376,454 13,899,934
Electrical Equipment 0.7%
Prysmian SpA 304,224 10,845,540
25,301,211
JAPAN 28.7%
Air Freight & Logistics 0.2%
Yamato Holdings Co. Ltd. 142,800 3,647,643
Auto Components 0.2%
Aisin Seiki Co. Ltd. 67,000 2,013,532
Sumitomo Electric Industries
Ltd. 81,000 1,074,518
3,088,050
Automobiles 2.8%
Honda Motor Co. Ltd. 533,600 14,902,506
Subaru Corp. 342,300 6,858,857
Toyota Motor Corp. 259,700 19,913,524
Yamaha Motor Co. Ltd. 43,700 893,577
42,568,464

34 - Statement of Investments - December 31, 2020 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Banks 0.9%
Mitsubishi UFJ Financial
Group, Inc. 2,943,600 13,036,113
Beverages 0.7%
Kirin Holdings Co. Ltd. 452,900 10,693,183
Building Products 0.5%
AGC, Inc. 205,300 7,169,838
Chemicals 1.8%
Daicel Corp. 46,800 343,288
Nitto Denko Corp. 135,500 12,166,970
Shin-Etsu Chemical Co. Ltd. 6,100 1,067,888
Teijin Ltd. (a) 490,100 9,241,261
Tosoh Corp. 258,200 4,045,610
26,865,017
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 110,200 1,987,759
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 25,500 641,546
Containers & Packaging 0.0%
†
Toyo Seikan Group Holdings
Ltd. 33,700 370,215
Distributors 0.0%
†
Doshisha Co. Ltd. 26,200 494,825
Diversified Consumer Services 0.3%
Benesse Holdings, Inc. 190,400 3,716,992
Diversified Financial Services 1.0%
ORIX Corp. (a) 899,700 13,962,472
Diversified Telecommunication Services 0.5%
Nippon Telegraph &
Telephone Corp. 286,400 7,343,654
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 173,400 2,087,830
Electrical Equipment 0.8%
Mitsubishi Electric Corp. 783,900 11,866,924
Electronic Equipment, Instruments & Components 0.5%
Alps Alpine Co. Ltd. 87,400 1,153,635
Horiba Ltd. 6,300 370,111
Macnica Fuji Electronics
Holdings, Inc. 58,100 1,142,826
Nippon Electric Glass Co.
Ltd. (a) 18,100 396,293
Omron Corp. 47,400 4,230,325
7,293,190
Entertainment 1.4%
DeNA Co. Ltd. 291,100 5,196,024
Konami Holdings Corp. 214,100 12,050,876
Nexon Co. Ltd. 50,800 1,564,535
Nintendo Co. Ltd. 1,800 1,148,741
19,960,176
Equity Real Estate Investment Trusts (REITs) 0.1%
Japan Retail Fund Investment
Corp. 422 769,583
Nippon Building Fund, Inc. 68 393,844
1,163,427
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing 0.3%
Cawachi Ltd. 12,600 358,912
Seven & i Holdings Co. Ltd. 96,400 3,423,318
Valor Holdings Co. Ltd. 19,300 494,522
4,276,752
Food Products 0.1%
Nisshin Oillio Group Ltd.
(The) 50,700 1,491,682
Health Care Equipment & Supplies 0.9%
Hoya Corp. 90,600 12,523,551
Health Care Providers & Services 0.2%
H.U. Group Holdings, Inc. 100,100 2,698,163
Health Care Technology 1.1%
M3, Inc. (a) 163,400 15,455,558
Hotels, Restaurants & Leisure 0.1%
Resorttrust , Inc. 10,700 153,323
Tokyotokeiba Co. Ltd. 16,200 735,573
888,896
Household Durables 0.9%
Sony Corp. 135,100 13,583,451
Insurance 0.2%
T&D Holdings, Inc. 256,800 3,039,170
Interactive Media & Services 0.7%
Z Holdings Corp. 1,745,900 10,589,133
Internet & Direct Marketing Retail 0.0%
†
Rakuten , Inc. 65,300 627,158
IT Services 2.1%
Fujitsu Ltd. 100,500 14,548,702
GMO internet, Inc. 12,400 356,263
NEC Corp. 201,000 10,762,088
Nomura Research Institute
Ltd. 16,100 575,270
TIS, Inc. 184,900 3,792,035
Transcosmos , Inc. 38,400 970,965
31,005,323
Leisure Products 0.8%
Sankyo Co. Ltd. 172,100 4,656,224
Sega Sammy Holdings, Inc. 425,700 6,717,915
11,374,139
Machinery 0.6%
Ebara Corp. (a) 46,800 1,530,626
FANUC Corp. 12,400 3,053,095
Glory Ltd. 14,600 294,880
NGK Insulators Ltd. 207,000 3,200,753
8,079,354
Media 0.6%
Dentsu Group, Inc. (a) 296,200 8,814,030
Metals & Mining 0.1%
Dowa Holdings Co. Ltd. 33,300 1,212,519
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 770,400 2,769,686
Pharmaceuticals 1.5%
Shionogi & Co. Ltd. 134,000 7,324,647
Takeda Pharmaceutical Co.
Ltd. 402,900 14,605,790
21,930,437

NVIT GS International Equity Insights Fund - December 31, 2020 - Statement of Investments - 35
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 0.3%
Daiwa House Industry Co.
Ltd. 119,600 3,570,020
Open House Co. Ltd. 17,500 643,680
4,213,700
Road & Rail 0.3%
Nikkon Holdings Co. Ltd. 32,200 646,174
Nippon Express Co. Ltd. 21,800 1,466,668
Seino Holdings Co. Ltd. 157,500 2,223,012
4,335,854
Semiconductors & Semiconductor Equipment 2.0%
Rohm Co. Ltd. 87,900 8,525,951
SUMCO Corp. 18,600 408,377
Tokyo Electron Ltd. 42,800 15,963,799
Tokyo Seimitsu Co. Ltd. (a) 82,600 3,888,689
28,786,816
Specialty Retail 1.2%
Autobacs Seven Co. Ltd. 77,400 1,070,730
DCM Holdings Co. Ltd. 114,700 1,307,455
Komeri Co. Ltd. 15,700 443,827
K's Holdings Corp. 37,000 514,635
Nitori Holdings Co. Ltd. 17,000 3,563,994
USS Co. Ltd. 19,500 394,470
Yamada Holdings Co. Ltd. 1,825,600 9,700,337
16,995,448
Technology Hardware, Storage & Peripherals 0.3%
Brother Industries Ltd. 68,600 1,416,161
Ricoh Co. Ltd. 66,500 436,614
Seiko Epson Corp. 124,100 1,844,629
3,697,404
Tobacco 0.7%
Japan Tobacco, Inc. (a) 517,500 10,545,894
Trading Companies & Distributors 0.8%
Marubeni Corp. 534,500 3,562,550
Nagase & Co. Ltd. 51,600 756,386
Sumitomo Corp. 516,400 6,845,092
11,164,028
Wireless Telecommunication Services 0.8%
KDDI Corp. 28,000 831,527
SoftBank Group Corp. 146,500 11,473,235
12,304,762
420,360,226
LUXEMBOURG 0.8%
Life Sciences Tools & Services 0.6%
Eurofins Scientific SE *(a) 106,940 8,972,941
Metals & Mining 0.2%
APERAM SA 63,140 2,635,190
11,608,131
MALTA 0.1%
Hotels, Restaurants & Leisure 0.1%
Kindred Group plc, SDR 169,908 1,662,843
NETHERLANDS 7.0%
Banks 0.0%
†
Van Lanschot Kempen NV,
CVA 14,998 384,951
Capital Markets 0.1%
Flow Traders Reg. S (b) 32,571 1,076,697
Common Stocks
Shares Value ($)
NETHERLANDS
Chemicals 0.4%
Akzo Nobel NV 56,135 6,029,982
Electrical Equipment 0.2%
Signify NV Reg. S *(b) 55,699 2,359,745
Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize
NV 454,153 12,825,363
Health Care Equipment & Supplies 0.5%
Koninklijke Philips NV * 134,895 7,219,089
Insurance 0.2%
NN Group NV 65,554 2,867,836
Oil, Gas & Consumable Fuels 0.5%
Royal Dutch Shell plc, Class
A (a) 245,625 4,386,721
Royal Dutch Shell plc, Class
B, ADR 103,107 3,465,426
7,852,147
Professional Services 1.3%
Randstad NV * 167,025 10,872,604
Wolters Kluwer NV 92,959 7,846,019
18,718,623
Semiconductors & Semiconductor Equipment 2.9%
ASM International NV 63,641 13,913,350
ASML Holding NV 51,890 25,076,461
BE Semiconductor Industries
NV 81,752 4,924,902
43,914,713
103,249,146
NEW ZEALAND 0.8%
Health Care Equipment & Supplies 0.2%
Fisher & Paykel Healthcare
Corp. Ltd. 141,080 3,350,255
Software 0.6%
Xero Ltd. *(a) 80,035 9,111,767
12,462,022
NORWAY 1.3%
Food Products 0.7%
Orkla ASA 975,589 9,898,010
Metals & Mining 0.6%
Norsk Hydro ASA 1,954,059 9,015,705
Multiline Retail 0.0%
†
Europris ASA Reg. S (b) 41,881 249,751
19,163,466
SINGAPORE 1.2%
Banks 1.2%
DBS Group Holdings Ltd. (a) 612,875 11,592,458
United Overseas Bank Ltd. 382,200 6,524,891
18,117,349
SOUTH AFRICA 0.7%
Metals & Mining 0.7%
Anglo American plc 318,139 10,596,347

36 - Statement of Investments - December 31, 2020 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
SPAIN 1.4%
Air Freight & Logistics 0.0%
†
Cia de Distribucion Integral
Logista Holdings SA 32,044 621,217
Banks 1.0%
Banco Bilbao Vizcaya
Argentaria SA 1,011,796 4,959,913
Banco Santander SA 2,178,589 6,764,256
Bankinter SA 206,938 1,119,791
12,843,960
Biotechnology 0.0%
†
Grifols SA (a) 9,121 266,272
Diversified Telecommunication Services 0.4%
Cellnex Telecom SA Reg. S
(a)(b) 86,475 5,191,459
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 24,711 686,026
Metals & Mining 0.0%
†
Acerinox SA 50,634 559,323
20,168,257
SWEDEN 2.8%
Diversified Financial Services 1.1%
Investor AB, Class A 7,118 516,714
Investor AB, Class B 208,628 15,248,044
15,764,758
Household Durables 0.1%
Nobia AB * 266,656 2,133,345
Machinery 0.9%
Volvo AB, Class B * 541,838 12,750,706
Metals & Mining 0.4%
Boliden AB 148,182 5,243,846
Tobacco 0.3%
Swedish Match AB 63,357 4,921,682
40,814,337
SWITZERLAND 11.8%
Capital Markets 0.9%
UBS Group AG (Registered) 895,905 12,530,512
Chemicals 0.1%
Sika AG (Registered) 4,607 1,257,721
Food Products 2.2%
Nestle SA (Registered) 279,219 32,872,143
Health Care Equipment & Supplies 0.4%
Sonova Holding AG
(Registered) * 21,126 5,438,737
Household Durables 0.0%
†
Forbo Holding AG
(Registered) 135 231,841
Insurance 1.7%
Swiss Life Holding AG
(Registered) * 16,220 7,550,449
Zurich Insurance Group AG 41,562 17,615,674
25,166,123
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services 1.7%
Bachem Holding AG
(Registered), Class B 4,237 1,882,981
Lonza Group AG (Registered) 20,764 13,335,998
Tecan Group AG (Registered) 19,154 9,405,328
24,624,307
Marine 0.2%
Kuehne + Nagel International
AG (Registered) 12,926 2,930,205
Pharmaceuticals 3.1%
Novartis AG (Registered) 134,289 12,683,703
Roche Holding AG 96,946 33,825,222
46,508,925
Professional Services 0.8%
Adecco Group AG
(Registered) 168,137 11,273,991
Semiconductors & Semiconductor Equipment 0.6%
STMicroelectronics NV 220,634 8,220,340
Textiles, Apparel & Luxury Goods 0.1%
Swatch Group AG (The) 3,186 868,343
171,923,188
UNITED KINGDOM 9.8%
Automobiles 0.8%
Fiat Chrysler Automobiles
NV * 627,254 11,216,514
Banks 0.5%
Barclays plc 1,555,390 3,121,677
Lloyds Banking Group plc 7,849,282 3,956,685
7,078,362
Capital Markets 0.5%
3i Group plc 206,132 3,293,260
London Stock Exchange
Group plc 18,533 2,284,467
Man Group plc 758,708 1,440,250
7,017,977
Commercial Services & Supplies 0.2%
Rentokil Initial plc 334,548 2,333,028
Communications Equipment 0.1%
Spirent Communications plc 225,884 813,960
Distributors 0.1%
Inchcape plc 229,511 2,021,780
Diversified Telecommunication Services 0.3%
BT Group plc * 2,248,623 4,070,142
Electrical Equipment 0.2%
Melrose Industries plc * 1,490,288 3,634,550
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Segro plc 51,300 665,072
Food Products 0.1%
Associated British Foods plc * 51,512 1,595,982
Tate & Lyle plc 25,159 232,241
1,828,223
Hotels, Restaurants & Leisure 0.3%
Entain plc 260,645 4,045,882

NVIT GS International Equity Insights Fund - December 31, 2020 - Statement of Investments - 37
Common Stocks
Shares Value ($)
UNITED KINGDOM
Household Durables 0.2%
Barratt Developments plc 278,806 2,557,796
Insurance 1.6%
Aviva plc 2,789,676 12,512,190
Legal & General Group plc 2,962,787 10,890,192
23,402,382
Internet & Direct Marketing Retail 0.2%
boohoo Group plc *(a) 530,370 2,500,956
Moneysupermarket.com
Group plc (a) 108,458 386,726
2,887,682
Leisure Products 0.1%
Games Workshop Group plc 9,295 1,422,388
Machinery 0.7%
CNH Industrial NV * 820,183 10,393,297
Media 0.6%
ITV plc * 6,260,167 9,151,267
Multi-Utilities 0.0%
†
National Grid plc 58,876 701,247
Oil, Gas & Consumable Fuels 0.6%
BP plc, ADR 424,598 8,712,751
Paper & Forest Products 0.0%
†
Mondi plc 21,106 498,140
Pharmaceuticals 0.5%
AstraZeneca plc, ADR (a) 80,912 4,044,791
GlaxoSmithKline plc, ADR (a) 83,408 3,069,414
7,114,205
Professional Services 0.8%
Experian plc 323,493 12,326,704
Semiconductors & Semiconductor Equipment 0.2%
Dialog Semiconductor plc * 41,066 2,242,502
Specialty Retail 0.1%
JD Sports Fashion plc * 114,858 1,353,173
Tobacco 1.1%
British American Tobacco plc 193,821 7,209,156
Imperial Brands plc 417,503 8,772,305
15,981,461
143,470,485
Total Common Stocks
(cost $1,224,308,486) 1,453,351,332
Repurchase Agreements 1.1%
Principal
Amount ($)
Bank of America
NA, 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050; total
market value $1,020,000.
(c)(d) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities,
Inc., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.00%, maturing
12/25/2029 - 8/25/2050;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Cantor Fitzgerald &
Co., 0.08%, dated
12/31/2020, due
1/4/2021, repurchase
price $4,638,400,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.00%, maturing
4/1/2021 - 2/20/2067;
total market value
$4,731,126.(c)(d) 4,638,358 4,638,358
HSBC Bank plc, 0.10%,
dated 12/31/2020, due
1/4/2021, repurchase
price $9,800,109,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$10,000,028.(c)(d) 9,800,000 9,800,000
Total Repurchase Agreements
(cost $16,438,358) 16,438,358
Total Investments
(cost $1,240,746,844)   — 100.1% 1,469,789,690
Liabilities in excess of other assets
— (0.1)% (2,003,567)
NET ASSETS — 100.0%
$ 1,467,786,123
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $45,467,788, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,438,358 and by
$31,156,890 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/15/2021 –
5/15/2050, a total value of $47,595,248.

38 - Statement of Investments - December 31, 2020 - NVIT GS International Equity Insights Fund
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at December 31, 2020
was $20,336,846 which represents 1.39% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$16,438,358.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt
The accompanying notes are an integral part of these financial statements.

NVIT GS Large Cap Equity Insights Fund - December 31, 2020 - Statement of Investments - 39
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 0.8%
Boeing Co. (The) 3,270 699,976
Raytheon Technologies Corp. 130,849 9,357,012
Teledyne Technologies, Inc.* 32,107 12,585,302
22,642,290
Air Freight & Logistics 0.3%
FedEx Corp. 3,421 888,160
United Parcel Service, Inc.,
Class B 43,807 7,377,099
8,265,259
Auto Components 0.5%
Gentex Corp. 401,146 13,610,884
Automobiles 2.1%
Ford Motor Co. 3,264,277 28,692,995
General Motors Co. 168,458 7,014,591
Tesla, Inc.*(a) 29,079 20,520,178
56,227,764
Banks 1.2%
Commerce Bancshares, Inc.
(a) 6,671 438,285
First Horizon Corp. 119,965 1,530,753
First Republic Bank 74,349 10,924,099
JPMorgan Chase & Co. 11,678 1,483,923
Signature Bank 98,979 13,390,869
Western Alliance Bancorp 61,796 3,704,670
31,472,599
Beverages 1.3%
Boston Beer Co., Inc. (The),
Class A* 4,547 4,521,037
Monster Beverage Corp.* 328,302 30,361,369
34,882,406
Biotechnology 2.9%
AbbVie, Inc. 329,533 35,309,461
Biogen, Inc.* 14,169 3,469,421
Seagen , Inc.*(a) 48,918 8,567,499
Vertex Pharmaceuticals, Inc.* 136,014 32,145,549
79,491,930
Building Products 2.1%
Allegion plc 57,499 6,691,734
Johnson Controls International
plc 133,554 6,222,281
Lennox International, Inc.(a) 70,372 19,279,817
Masco Corp. 360,026 19,776,228
Trane Technologies plc 27,139 3,939,497
55,909,557
Capital Markets 2.4%
CME Group, Inc.(a) 173,929 31,663,774
Northern Trust Corp. 3,808 354,677
Raymond James Financial,
Inc. 13,206 1,263,418
S&P Global, Inc. 92,953 30,556,440
63,838,309
Chemicals 2.3%
Axalta Coating Systems Ltd.* 911,276 26,016,930
Corteva , Inc. 14,332 554,935
Linde plc 4,218 1,111,485
RPM International, Inc. 18,535 1,682,607
Common Stocks
Shares Value ($)
Chemicals
Sherwin-Williams Co. (The) 43,618 32,055,305
61,421,262
Communications Equipment 0.1%
Arista Networks, Inc.* 994 288,827
Lumentum Holdings, Inc.* 26,298 2,493,050
2,781,877
Consumer Finance 2.1%
Ally Financial, Inc. 247,447 8,823,960
Capital One Financial Corp. 185,940 18,380,169
Synchrony Financial 862,670 29,943,276
57,147,405
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 26,175 6,069,197
Jefferies Financial Group, Inc. 266,637 6,559,270
Voya Financial, Inc.(a) 390,714 22,977,891
35,606,358
Electric Utilities 0.0%
†
Entergy Corp. 6,425 641,472
Electrical Equipment 0.1%
AMETEK, Inc. 27,788 3,360,680
Sunrun , Inc.*(a) 5,710 396,160
3,756,840
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.* 31,040 3,020,192
Dolby Laboratories, Inc., Class
A 5,016 487,204
Jabil, Inc. 77,092 3,278,723
6,786,119
Energy Equipment & Services 0.3%
Schlumberger NV 384,964 8,403,764
TechnipFMC plc 66,070 621,058
9,024,822
Entertainment 1.8%
Netflix, Inc.* 78,900 42,663,597
Roku, Inc.* 17,311 5,747,598
48,411,195
Equity Real Estate Investment Trusts (REITs) 5.1%
American Tower Corp. 6,818 1,530,368
Apartment Income REIT
Corp.* 12,134 466,067
Apartment Investment &
Management Co., Class A 12,134 64,067
AvalonBay Communities, Inc. 74,888 12,014,282
Camden Property Trust 52,849 5,280,672
Equity LifeStyle Properties,
Inc. 324,535 20,562,538
Extra Space Storage, Inc. 19,201 2,224,628
First Industrial Realty Trust,
Inc. 242,284 10,207,425
Gaming and Leisure
Properties, Inc. 21,026 891,502
Invitation Homes, Inc. 739,861 21,973,872
Mid-America Apartment
Communities, Inc. 81,172 10,283,681
Prologis, Inc. 190,266 18,961,910

40 - Statement of Investments - December 31, 2020 - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
SBA Communications Corp. 56,035 15,809,154
Sun Communities, Inc. 73,849 11,221,356
UDR, Inc. 18,261 701,770
VEREIT, Inc. 168,080 6,351,743
138,545,035
Food & Staples Retailing 3.0%
Costco Wholesale Corp. 106,315 40,057,366
Walmart, Inc. 282,375 40,704,356
80,761,722
Food Products 0.3%
General Mills, Inc. 121,347 7,135,204
Health Care Equipment & Supplies 3.6%
Align Technology, Inc.* 8,928 4,770,945
Cooper Cos., Inc. (The) 35,308 12,828,102
Danaher Corp. 63,783 14,168,756
Edwards Lifesciences Corp.* 122,298 11,157,246
Hologic , Inc.* 299,723 21,828,826
Quidel Corp.* 24,102 4,329,924
West Pharmaceutical
Services, Inc. 104,067 29,483,222
98,567,021
Health Care Providers & Services 3.6%
Anthem, Inc. 62,394 20,034,089
Cardinal Health, Inc. 48,982 2,623,476
Chemed Corp. 3,943 2,100,081
Cigna Corp. 27,279 5,678,942
HCA Healthcare, Inc. 187,210 30,788,557
Humana, Inc.(a) 25,580 10,494,707
Universal Health Services,
Inc., Class B 180,883 24,871,412
96,591,264
Hotels, Restaurants & Leisure 1.8%
Chipotle Mexican Grill, Inc.* 13,919 19,301,617
Las Vegas Sands Corp. 258,709 15,419,056
Marriott International, Inc.,
Class A 20,667 2,726,391
Wynn Resorts Ltd.(a) 104,181 11,754,742
49,201,806
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 303,107 7,123,014
Insurance 3.3%
Allstate Corp. (The) 3,067 337,155
American Financial Group,
Inc.(a) 92,399 8,096,000
Aon plc, Class A(a) 44,851 9,475,671
Arch Capital Group Ltd.* 258,680 9,330,588
Athene Holding Ltd., Class A* 130,848 5,644,783
Brighthouse Financial, Inc.*(a) 84,615 3,063,486
Chubb Ltd. 129,790 19,977,277
First American Financial Corp. 215,346 11,118,314
Globe Life, Inc. 129,397 12,287,539
Old Republic International
Corp. 328,654 6,477,770
Primerica, Inc. 34,282 4,591,388
90,399,971
Common Stocks
Shares Value ($)
Interactive Media & Services 7.4%
Alphabet, Inc., Class A* 56,853 99,642,842
Facebook, Inc., Class A* 279,816 76,434,539
Pinterest, Inc., Class A* 289,991 19,110,407
Zillow Group, Inc., Class C*(a) 48,258 6,263,888
201,451,676
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.* 29,237 95,222,863
Etsy, Inc.* 48,354 8,602,660
Wayfair, Inc., Class A*(a) 40,020 9,036,916
112,862,439
IT Services 6.9%
Black Knight, Inc.*(a) 43,300 3,825,555
Booz Allen Hamilton Holding
Corp. 17,370 1,514,317
EPAM Systems, Inc.* 18,081 6,479,326
Fidelity National Information
Services, Inc. 233,778 33,070,236
Fiserv, Inc.* 82,266 9,366,807
Global Payments, Inc. 47,064 10,138,527
International Business
Machines Corp. 115,574 14,548,455
PayPal Holdings, Inc.*(a) 207,423 48,578,467
Square, Inc., Class A*(a) 62,146 13,525,455
VeriSign, Inc.* 42,588 9,216,043
Visa, Inc., Class A(a) 138,636 30,323,852
Western Union Co. (The) 351,671 7,715,662
188,302,702
Life Sciences Tools & Services 3.0%
IQVIA Holdings, Inc.* 16,634 2,980,314
Mettler -Toledo International,
Inc.* 26,049 29,687,524
PerkinElmer, Inc. 106,541 15,288,633
Thermo Fisher Scientific, Inc. 72,725 33,873,851
81,830,322
Machinery 2.1%
Caterpillar, Inc. 98,487 17,926,604
Illinois Tool Works, Inc. 26,897 5,483,760
Otis Worldwide Corp. 119,762 8,089,923
PACCAR, Inc. 61,197 5,280,077
Parker-Hannifin Corp. 76,677 20,887,582
57,667,946
Media 0.8%
Omnicom Group, Inc. 340,154 21,215,405
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Starwood Property Trust, Inc. 525,576 10,143,617
Multiline Retail 1.4%
Kohl's Corp.(a) 95,453 3,883,983
Target Corp. 195,340 34,483,370
38,367,353
Multi-Utilities 0.8%
Sempra Energy 162,887 20,753,433
Oil, Gas & Consumable Fuels 1.1%
Apache Corp. 25,296 358,950
Chevron Corp. 160,531 13,556,843
EOG Resources, Inc. 206,608 10,303,541
Hess Corp. 34,047 1,797,341

NVIT GS Large Cap Equity Insights Fund - December 31, 2020 - Statement of Investments - 41
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc. 88,956 1,216,029
Pioneer Natural Resources
Co.(a) 13,028 1,483,759
28,716,463
Personal Products 1.4%
Estee Lauder Cos., Inc. (The),
Class A 110,263 29,350,908
Herbalife Nutrition Ltd.* 206,501 9,922,373
39,273,281
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co. 46,182 2,864,669
Jazz Pharmaceuticals plc* 41,921 6,919,061
Johnson & Johnson 251,471 39,576,506
Merck & Co., Inc. 14,787 1,209,577
Zoetis, Inc. 204,270 33,806,685
84,376,498
Professional Services 0.0%
†
CoStar Group, Inc.* 1,055 975,115
Road & Rail 1.9%
AMERCO 2,944 1,336,458
Kansas City Southern 18,000 3,674,340
Old Dominion Freight Line, Inc. 127,233 24,833,337
Uber Technologies, Inc.* 422,095 21,526,845
51,370,980
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.* 31,492 2,888,131
Applied Materials, Inc. 374,288 32,301,054
First Solar, Inc.*(a) 88,326 8,737,208
KLA Corp. 48,269 12,497,327
Lam Research Corp. 65,126 30,757,056
Micron Technology, Inc.* 97,175 7,305,617
NXP Semiconductors NV 113,120 17,987,211
Texas Instruments, Inc. 215,232 35,326,028
147,799,632
Software 6.8%
Adobe, Inc.* 57,252 28,632,870
DocuSign, Inc.* 10,293 2,288,134
Dropbox, Inc., Class A* 374,278 8,305,229
Fair Isaac Corp.* 3,611 1,845,365
Microsoft Corp. 589,597 131,138,165
Zoom Video Communications,
Inc., Class A* 37,996 12,816,811
185,026,574
Specialty Retail 1.9%
Dick's Sporting Goods, Inc. 372,699 20,949,411
L Brands, Inc.(a) 176,776 6,574,299
TJX Cos., Inc. (The) 348,141 23,774,549
51,298,259
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc. 1,031,961 136,930,905
Dell Technologies, Inc., Class
C* 41,961 3,075,322
HP, Inc. 42,495 1,044,952
Western Digital Corp. 168,444 9,330,113
150,381,292
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica, Inc.* 18,054 6,283,334
NIKE, Inc., Class B 125,688 17,781,081
Tapestry, Inc. 161,991 5,034,680
29,099,095
Tobacco 1.1%
Philip Morris International, Inc. 373,323 30,907,411
Trading Companies & Distributors 0.0%
†
Watsco , Inc.(a) 4,588 1,039,411
Total Common Stocks
(cost $2,221,773,688) 2,693,102,289
Repurchase Agreements 1.9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $12,140,921,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $12,383,629.(b)(c) 12,140,813 12,140,813
CF Secured, LLC,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $10,000,089,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$10,200,099.(b)(c) 10,000,000 10,000,000
HSBC Bank plc,
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $25,000,278,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050;
total market value
$25,510,276.(b)(c) 25,000,000 25,000,000

42 - Statement of Investments - December 31, 2020 - NVIT GS Large Cap Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.08%, dated 12/28/2020,
due 1/4/2021, repurchase
price $5,000,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.00%, maturing
1/15/2021 - 7/15/2030;
total market value
$5,100,081.(b)(c) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Total Repurchase Agreements
(cost $52,140,813) 52,140,813
Total Investments
(cost $2,273,914,501) — 101.2% 2,745,243,102
Liabilities in excess of other assets — (1.2)% (32,089,103)
NET ASSETS — 100.0%
$ 2,713,153,999
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $137,783,856, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $52,140,813 and by
$88,281,304 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/28/2021 –
8/15/2050, a total value of $140,422,117.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$52,140,813.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 4 3/2021 USD 749,760 21,733
21,733
At December 31, 2020, the Fund had $48,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT GS Small Cap Equity Insights Fund - December 31, 2020 - Statement of Investments - 43
Common Stocks 97.8%
Shares Value ($)
Aerospace & Defense 0.5%
Aerojet Rocketdyne Holdings,
Inc.*(a) 2,688 142,061
AeroVironment , Inc.* 3,818 331,784
Astronics Corp.* 16,397 216,932
Moog, Inc., Class A(a) 4,398 348,762
Vectrus , Inc.* 1,431 71,149
1,110,688
Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings,
Inc.* 822 44,832
Echo Global Logistics, Inc.* 26,264 704,400
749,232
Airlines 0.2%
SkyWest, Inc. 12,326 496,861
Auto Components 2.0%
Adient plc* 1,332 46,314
American Axle &
Manufacturing Holdings,
Inc.* 40,916 341,239
Cooper Tire & Rubber Co.(a) 5,997 242,879
Goodyear Tire & Rubber Co.
(The) 117,917 1,286,474
Standard Motor Products, Inc.
(a) 20,598 833,395
Visteon Corp.* 13,513 1,696,152
4,446,453
Banks 7.6%
1st Source Corp.(a) 11,990 483,197
Amalgamated Bank, Class A 10,336 142,017
Ameris Bancorp 3,836 146,036
Atlantic Capital Bancshares,
Inc.*(a) 21,028 334,766
Bancorp, Inc. (The)* 60,398 824,433
BancorpSouth Bank 1,736 47,636
Boston Private Financial
Holdings, Inc. 35,366 298,843
Cadence Bancorp 41,468 680,905
Cathay General Bancorp 20,995 675,829
Central Pacific Financial Corp. 35,390 672,764
Civista Bancshares, Inc.(a) 4,615 80,901
CVB Financial Corp.(a) 66,818 1,302,951
First Bancorp/NC 4,564 154,400
First Bancorp/PR 25,743 237,350
First Business Financial
Services, Inc.(a) 1,397 25,719
First Commonwealth Financial
Corp.(a) 38,650 422,831
First Foundation, Inc.(a) 19,728 394,560
First Internet Bancorp 5,153 148,097
First Mid Bancshares, Inc.(a) 3,976 133,832
Fulton Financial Corp.(a) 8,578 109,112
Glacier Bancorp, Inc. 12,015 552,810
Hancock Whitney Corp. 7,665 260,763
Hanmi Financial Corp.(a) 16,915 191,816
Heartland Financial USA, Inc. 19,852 801,425
Hilltop Holdings, Inc.(a) 45,504 1,251,815
Hope Bancorp, Inc. 39,183 427,487
Independent Bank Corp./MI 9,103 168,132
Common Stocks
Shares Value ($)
Banks
International Bancshares
Corp.(a) 37,741 1,413,023
Investors Bancorp, Inc.(a) 80,895 854,251
Lakeland Bancorp, Inc.(a) 6,114 77,648
Metropolitan Bank Holding
Corp.* 1,902 68,986
National Bank Holdings Corp.,
Class A 12,478 408,779
Preferred Bank 8,675 437,827
Republic Bancorp, Inc., Class
A 2,602 93,854
Sierra Bancorp 6,612 158,159
South State Corp. 2,304 166,579
Southside Bancshares, Inc.(a) 1,385 42,977
TriCo Bancshares(a) 13,231 466,790
TriState Capital Holdings,
Inc.*(a) 25,612 445,649
Trustmark Corp.(a) 13,997 382,258
United Bankshares , Inc. 11,634 376,942
Washington Trust Bancorp,
Inc.(a) 2,033 91,078
Westamerica Bancorp(a) 5,180 286,402
16,741,629
Beverages 0.1%
Celsius Holdings, Inc.*(a) 5,003 251,701
Biotechnology 9.8%
Amicus Therapeutics, Inc.* 36,550 843,940
Apellis Pharmaceuticals,
Inc.*(a) 1,515 86,658
Arcturus Therapeutics
Holdings, Inc.* 781 33,880
Ardelyx , Inc.*(a) 24,281 157,098
Arrowhead Pharmaceuticals,
Inc.* 1,883 144,483
Atara Biotherapeutics , Inc.*(a) 26,167 513,658
Avid Bioservices , Inc.* 7,752 89,458
Bioxcel Therapeutics, Inc.* 2,661 122,938
Blueprint Medicines Corp.* 539 60,449
Catalyst Pharmaceuticals,
Inc.*(a) 97,511 325,687
ChemoCentryx , Inc.*(a) 5,235 324,151
Cortexyme , Inc.*(a) 2,172 60,338
CytomX Therapeutics, Inc.*(a) 10,924 71,552
Denali Therapeutics, Inc.*(a) 503 42,131
Eagle Pharmaceuticals, Inc.* 6,644 309,411
Editas Medicine, Inc.*(a) 6,305 442,044
Eiger BioPharmaceuticals ,
Inc.* 27,920 343,137
Emergent BioSolutions , Inc.* 17,387 1,557,875
Fate Therapeutics, Inc.* 9,099 827,372
FibroGen , Inc.*(a) 3,210 119,059
G1 Therapeutics, Inc.*(a) 12,554 225,846
Immunovant , Inc.* 13,973 645,413
Insmed , Inc.*(a) 4,838 161,057
Intellia Therapeutics, Inc.*(a) 12,464 678,042
Intercept Pharmaceuticals,
Inc.* 9,415 232,551
Invitae Corp.*(a) 3,669 153,401
Kadmon Holdings, Inc.*(a) 89,209 370,217

44 - Statement of Investments - December 31, 2020 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
Kura Oncology, Inc.* 25,680 838,709
Minerva Neurosciences,
Inc.*(a) 33,330 77,992
Mirati Therapeutics, Inc.* 6,497 1,427,001
Mustang Bio, Inc.* 21,310 80,658
Myriad Genetics, Inc.*(a) 32,993 652,437
Natera , Inc.* 15,189 1,511,609
NextCure , Inc.*(a) 2,108 22,977
Novavax , Inc.*(a) 3,979 443,698
OPKO Health, Inc.*(a) 176,432 696,906
Prothena Corp. plc*(a) 11,787 141,562
Puma Biotechnology, Inc.* 2,597 26,645
REGENXBIO, Inc.* 7,066 320,514
Relay Therapeutics, Inc.*(a) 2,678 111,298
REVOLUTION Medicines,
Inc.*(a) 9,215 364,822
Sangamo Therapeutics,
Inc.*(a) 22,133 345,385
Scholar Rock Holding
Corp.*(a) 1,142 55,421
Selecta Biosciences, Inc.*(a) 27,375 82,946
Sorrento Therapeutics, Inc.*(a) 19,062 130,098
SpringWorks Therapeutics,
Inc.*(a) 1,961 142,212
Syros Pharmaceuticals,
Inc.*(a) 4,616 50,084
TG Therapeutics, Inc.*(a) 7,974 414,807
Translate Bio, Inc.*(a) 14,306 263,660
Twist Bioscience Corp.* 8,252 1,165,925
Ultragenyx Pharmaceutical,
Inc.*(a) 4,042 559,534
Veracyte , Inc.*(a) 16,203 792,975
Vericel Corp.*(a) 8,518 263,036
Xencor , Inc.*(a) 29,313 1,278,926
Y- mAbs Therapeutics, Inc.*(a) 7,425 367,612
21,571,295
Building Products 1.3%
Masonite International Corp.* 7,160 704,114
Quanex Building Products
Corp. 24,053 533,255
Simpson Manufacturing Co.,
Inc. 5,317 496,874
UFP Industries, Inc. 20,385 1,132,387
2,866,630
Capital Markets 2.8%
Artisan Partners Asset
Management, Inc., Class A 7,403 372,667
Cohen & Steers, Inc. 12,163 903,711
Cowen, Inc., Class A 29,464 765,769
Donnelley Financial Solutions,
Inc.* 17,504 297,043
Federated Hermes, Inc., Class
B 33,996 982,145
Houlihan Lokey , Inc. 6,610 444,390
Oppenheimer Holdings, Inc.,
Class A 17,051 535,913
PJT Partners, Inc., Class A(a) 17,316 1,303,029
Pzena Investment
Management, Inc., Class A 4,087 29,835
Common Stocks
Shares Value ($)
Capital Markets
Stifel Financial Corp.(a) 1,606 81,039
Virtus Investment Partners,
Inc. 1,291 280,147
Westwood Holdings Group,
Inc. 2,488 36,076
6,031,764
Chemicals 2.2%
Balchem Corp.(a) 6,081 700,653
Ferro Corp.*(a) 42,048 615,162
Ingevity Corp.* 18,082 1,369,350
Innospec , Inc. 1,437 130,379
Koppers Holdings, Inc.*(a) 15,685 488,745
Kraton Corp.*(a) 9,038 251,166
Minerals Technologies, Inc.(a) 21,033 1,306,570
4,862,025
Commercial Services & Supplies 2.0%
ABM Industries, Inc. 721 27,283
BrightView Holdings, Inc.*(a) 6,883 104,071
Ennis, Inc.(a) 13,481 240,636
HNI Corp. 21,154 728,967
KAR Auction Services, Inc.(a) 47,150 877,461
Matthews International Corp.,
Class A 15,109 444,205
McGrath RentCorp 18,110 1,215,181
Steelcase, Inc., Class A(a) 18,883 255,865
Team, Inc.*(a) 22,839 248,945
UniFirst Corp. 1,334 282,394
4,425,008
Communications Equipment 0.8%
Calix, Inc.* 1,968 58,567
NETGEAR, Inc.* 29,217 1,187,087
Viavi Solutions, Inc.* 26,285 393,618
1,639,272
Construction & Engineering 0.5%
EMCOR Group, Inc. 5,194 475,043
Great Lakes Dredge & Dock
Corp.* 14,396 189,596
Primoris Services Corp. 19,274 532,155
1,196,794
Construction Materials 0.4%
Forterra , Inc.*(a) 9,119 156,801
Summit Materials, Inc., Class
A* 31,552 633,564
790,365
Consumer Finance 0.7%
Enova International, Inc.* 25,325 627,300
FirstCash , Inc. 1,408 98,617
Navient Corp. 85,160 836,271
1,562,188
Containers & Packaging 0.3%
Myers Industries, Inc.(a) 4,786 99,453
O-I Glass, Inc. 52,208 621,275
720,728
Diversified Consumer Services 0.2%
American Public Education,
Inc.*(a) 3,359 102,382

NVIT GS Small Cap Equity Insights Fund - December 31, 2020 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Diversified Consumer Services
Perdoceo Education Corp.* 12,552 158,532
Stride, Inc.*(a) 8,652 183,682
444,596
Diversified Financial Services 0.3%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 43,409 687,164
Diversified Telecommunication Services 1.5%
Consolidated Communications
Holdings, Inc.*(a) 65,557 320,574
Iridium Communications,
Inc.*(a) 42,340 1,665,020
Ooma , Inc.*(a) 11,857 170,741
ORBCOMM, Inc.*(a) 119,462 886,408
Vonage Holdings Corp.* 22,198 285,799
3,328,542
Electrical Equipment 1.3%
Atkore International Group,
Inc.* 8,339 342,816
Encore Wire Corp.(a) 2,348 142,218
Plug Power, Inc.*(a) 3,238 109,801
Powell Industries, Inc. 13,128 387,145
Sunrun , Inc.*(a) 20,190 1,400,782
Vicor Corp.* 5,884 542,623
2,925,385
Electronic Equipment, Instruments & Components 4.2%
Bel Fuse, Inc., Class B 8,517 128,010
Belden, Inc.(a) 18,660 781,854
Benchmark Electronics, Inc. 13,756 371,549
CTS Corp.(a) 14,058 482,611
Fabrinet * 14,785 1,147,168
II-VI, Inc.* 3,451 262,138
Knowles Corp.* 63,856 1,176,866
Novanta , Inc.* 7,553 892,916
Plexus Corp.* 7,180 561,548
Rogers Corp.*(a) 1,190 184,795
TTM Technologies, Inc.*(a) 94,119 1,298,372
Vishay Intertechnology , Inc.(a) 68,129 1,410,952
Vishay Precision Group, Inc.* 15,279 480,983
9,179,762
Energy Equipment & Services 0.3%
Cactus, Inc., Class A 9,103 237,315
Matrix Service Co.* 23,117 254,749
Oil States International,
Inc.*(a) 30,921 155,224
647,288
Entertainment 0.6%
Gaia, Inc.*(a) 8,338 82,380
Glu Mobile, Inc.*(a) 127,120 1,145,351
1,227,731
Equity Real Estate Investment Trusts (REITs) 7.7%
American Assets Trust, Inc. 26,039 752,006
CareTrust REIT, Inc. 61,864 1,372,143
City Office REIT, Inc. 55,083 538,161
Community Healthcare Trust,
Inc. 14,438 680,174
EastGroup Properties, Inc. 8,160 1,126,570
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Four Corners Property Trust,
Inc. 32,781 975,890
Gladstone Commercial Corp. 5,375 96,750
Healthcare Realty Trust, Inc. 11,980 354,608
Independence Realty Trust,
Inc. 56,975 765,174
Industrial Logistics Properties
Trust 35,357 823,465
Lexington Realty Trust 91,493 971,656
National Storage Affiliates
Trust 30,634 1,103,743
NexPoint Residential Trust,
Inc. 26,170 1,107,253
Physicians Realty Trust 48,687 866,629
PotlatchDeltic Corp. 22,362 1,118,547
Retail Opportunity Investments
Corp. 40,381 540,702
Retail Properties of America,
Inc., Class A 24,414 208,984
Retail Value, Inc. 20,470 304,389
Sabra Health Care REIT, Inc. 83,815 1,455,867
Terreno Realty Corp. 25,137 1,470,766
Universal Health Realty
Income Trust 4,124 265,049
Urban Edge Properties 6,642 85,947
16,984,473
Food & Staples Retailing 1.2%
BJ's Wholesale Club Holdings,
Inc.* 38,192 1,423,798
Ingles Markets, Inc., Class
A(a) 15,962 680,939
Natural Grocers by Vitamin
Cottage, Inc. 14,304 196,537
SpartanNash Co. 2,520 43,873
Weis Markets, Inc.(a) 3,819 182,586
2,527,733
Food Products 1.1%
Darling Ingredients, Inc.* 25,902 1,494,027
Freshpet , Inc.* 995 141,280
John B Sanfilippo & Son, Inc. 6,817 537,589
Seneca Foods Corp., Class
A*(a) 5,454 217,615
2,390,511
Gas Utilities 0.2%
Northwest Natural Holding
Co.(a) 8,668 398,641
Southwest Gas Holdings, Inc. 441 26,791
425,432
Health Care Equipment & Supplies 2.7%
CONMED Corp. 7,060 790,720
GenMark Diagnostics, Inc.*(a) 14,473 211,306
Integer Holdings Corp.* 19,026 1,544,721
Invacare Corp.(a) 20,365 182,267
LeMaitre Vascular, Inc.(a) 1,712 69,336
Meridian Bioscience, Inc.*(a) 14,009 261,828
Merit Medical Systems, Inc.* 11,980 665,010
Natus Medical, Inc.* 27,992 560,960
Neogen Corp.* 13,374 1,060,558

46 - Statement of Investments - December 31, 2020 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Shockwave Medical, Inc.* 1,266 131,309
Surmodics , Inc.*(a) 9,345 406,694
Utah Medical Products, Inc.(a) 919 77,472
5,962,181
Health Care Providers & Services 2.6%
Addus HomeCare Corp.* 543 63,580
Community Health Systems,
Inc.*(a) 64,556 479,651
Covetrus , Inc.* 4,799 137,923
Cross Country Healthcare,
Inc.*(a) 10,260 91,006
Hanger, Inc.* 6,199 136,316
Joint Corp. (The)* 5,408 142,014
LHC Group, Inc.* 2,168 462,478
National HealthCare Corp. 5,288 351,176
Option Care Health, Inc.*(a) 10,382 162,374
Owens & Minor, Inc. 9,632 260,546
Select Medical Holdings Corp.* 55,081 1,523,540
Tenet Healthcare Corp.* 40,545 1,618,962
US Physical Therapy, Inc. 1,494 179,654
5,609,220
Health Care Technology 0.2%
Inovalon Holdings, Inc., Class
A* 8,183 148,685
NextGen Healthcare, Inc.*(a) 6,289 114,711
Schrodinger, Inc.*(a) 893 70,708
334,104
Hotels, Restaurants & Leisure 4.2%
Bally's Corp.*(a) 1,632 81,975
Bloomin ' Brands, Inc. 5,465 106,130
Caesars Entertainment,
Inc.*(a) 12,923 959,791
Carrols Restaurant Group,
Inc.*(a) 6,545 41,103
Dine Brands Global, Inc.(a) 9,441 547,578
El Pollo Loco Holdings, Inc.* 23,764 430,129
Fiesta Restaurant Group,
Inc.*(a) 20,943 238,750
International Game
Technology plc(a) 26,513 449,130
Marriott Vacations Worldwide
Corp. 3,160 433,615
Monarch Casino & Resort,
Inc.* 2,673 163,641
Noodles & Co.*(a) 3,700 29,230
Penn National Gaming,
Inc.*(a) 15,543 1,342,449
Red Rock Resorts, Inc., Class
A 57,088 1,429,484
Ruth's Hospitality Group, Inc.
(a) 2,950 52,304
Texas Roadhouse, Inc. 19,260 1,505,362
Wingstop , Inc.(a) 10,448 1,384,882
9,195,553
Household Durables 1.8%
Century Communities, Inc.* 10,636 465,644
GoPro, Inc., Class A* 5,129 42,468
KB Home(a) 8,475 284,082
Common Stocks
Shares Value ($)
Household Durables
M/I Homes, Inc.*(a) 20,811 921,719
Meritage Homes Corp.* 1,502 124,396
Sonos , Inc.*(a) 30,424 711,617
Taylor Morrison Home
Corp.*(a) 13,978 358,536
TRI Pointe Group, Inc.* 51,804 893,619
Universal Electronics, Inc.*(a) 660 34,624
3,836,705
Household Products 0.1%
Central Garden & Pet Co.,
Class A* 4,583 166,500
Insurance 3.0%
American Equity Investment
Life Holding Co. 46,750 1,293,105
AMERISAFE, Inc.(a) 7,997 459,268
Argo Group International
Holdings Ltd. 8,575 374,727
Enstar Group Ltd.* 2,736 560,579
Genworth Financial, Inc.,
Class A* 109,612 414,333
Goosehead Insurance, Inc.,
Class A(a) 3,813 475,710
HCI Group, Inc.(a) 1,072 56,066
James River Group Holdings
Ltd. 3,196 157,083
Kinsale Capital Group, Inc. 1,815 363,236
National Western Life Group,
Inc., Class A 395 81,544
Stewart Information Services
Corp. 26,102 1,262,293
Trupanion , Inc.*(a) 9,160 1,096,544
6,594,488
Interactive Media & Services 0.9%
Cargurus , Inc.* 21,587 684,955
Cars.com, Inc.*(a) 45,332 512,252
EverQuote , Inc., Class A*(a) 6,422 239,862
QuinStreet , Inc.* 23,755 509,307
1,946,376
Internet & Direct Marketing Retail 0.5%
Magnite , Inc.*(a) 10,217 313,764
Stamps.com, Inc.* 3,946 774,166
1,087,930
IT Services 2.5%
Brightcove , Inc.* 28,784 529,626
Conduent , Inc.* 64,874 311,395
EVERTEC, Inc. 32,394 1,273,732
Hackett Group, Inc. (The)(a) 2,337 33,629
Perficient , Inc.*(a) 23,869 1,137,358
Perspecta , Inc. 30,629 737,546
Sykes Enterprises, Inc.* 22,075 831,565
TTEC Holdings, Inc. 8,079 589,202
5,444,053
Leisure Products 0.8%
Nautilus, Inc.*(a) 3,850 69,839
Sturm Ruger & Co., Inc. 8,769 570,599
Vista Outdoor, Inc.* 47,256 1,122,802
1,763,240

NVIT GS Small Cap Equity Insights Fund - December 31, 2020 - Statement of Investments - 47
Common Stocks
Shares Value ($)
Machinery 2.7%
Albany International Corp.,
Class A 2,228 163,580
Chart Industries, Inc.*(a) 2,408 283,638
Columbus McKinnon Corp. 10,402 399,853
Federal Signal Corp. 7,823 259,489
Franklin Electric Co., Inc. 16,492 1,141,411
Meritor, Inc.*(a) 10,235 285,659
Miller Industries, Inc.(a) 1,524 57,943
Mueller Industries, Inc.(a) 14,467 507,936
RBC Bearings, Inc.* 6,592 1,180,232
Rexnord Corp. 33,003 1,303,288
Wabash National Corp. 21,380 368,377
5,951,406
Marine 0.1%
Costamare , Inc.(a) 18,266 151,242
SEACOR Holdings, Inc.* 3,664 151,873
303,115
Media 1.3%
Cardlytics, Inc.* 2,022 288,681
EW Scripps Co. (The), Class
A(a) 26,234 401,118
Gray Television, Inc.* 35,247 630,569
TechTarget , Inc.*(a) 19,662 1,162,221
TEGNA, Inc. 25,388 354,162
2,836,751
Metals & Mining 1.3%
Alcoa Corp.* 66,638 1,536,006
Arconic Corp.*(a) 7,891 235,152
Carpenter Technology Corp. 4,616 134,418
Century Aluminum Co.*(a) 5,163 56,948
Commercial Metals Co.(a) 2,549 52,357
Fortitude Gold Corp.*∞ 3,919 4,115
Gold Resource Corp.(a) 13,718 39,919
Haynes International, Inc. 6,563 156,462
Olympic Steel, Inc. 5,095 67,916
Ryerson Holding Corp.* 16,047 218,881
SunCoke Energy, Inc. 10,328 44,927
Worthington Industries, Inc. 6,233 320,002
2,867,103
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Anworth Mortgage Asset Corp. 28,573 77,433
Capstead Mortgage Corp. 26,091 151,589
Chimera Investment Corp. 33,233 340,638
Ladder Capital Corp. 44,734 437,498
PennyMac Mortgage
Investment Trust 67,946 1,195,170
TPG RE Finance Trust, Inc. 3,716 39,464
2,241,792
Multiline Retail 0.2%
Big Lots, Inc.(a) 10,606 455,316
Multi-Utilities 0.8%
Black Hills Corp. 5,632 346,087
NorthWestern Corp. 23,297 1,358,448
1,704,535
Oil, Gas & Consumable Fuels 1.3%
Ardmore Shipping Corp. 45,459 148,651
Bonanza Creek Energy, Inc.* 2,491 48,151
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Clean Energy Fuels Corp.*(a) 62,623 492,217
Diamond S Shipping, Inc.* 4,455 29,670
Green Plains, Inc.*(a) 38,100 501,777
Matador Resources Co.*(a) 6,726 81,116
Ovintiv , Inc. 15,481 222,307
Scorpio Tankers, Inc.(a) 17,864 199,898
SM Energy Co.(a) 25,392 155,399
World Fuel Services Corp. 29,485 918,753
2,797,939
Paper & Forest Products 1.7%
Boise Cascade Co. 27,817 1,329,653
Clearwater Paper Corp.*(a) 6,230 235,182
Glatfelter Corp.(a) 33,885 555,036
Louisiana-Pacific Corp. 42,365 1,574,707
3,694,578
Personal Products 0.3%
Medifast , Inc. 1,401 275,072
USANA Health Sciences, Inc.* 4,225 325,748
600,820
Pharmaceuticals 2.2%
Amneal Pharmaceuticals,
Inc.*(a) 43,425 198,452
Amphastar Pharmaceuticals,
Inc.*(a) 35,132 706,505
ANI Pharmaceuticals, Inc.*(a) 15,187 441,030
Arvinas , Inc.*(a) 1,783 151,430
BioDelivery Sciences
International, Inc.*(a) 64,269 269,930
Corcept Therapeutics, Inc.*(a) 3,408 89,153
Endo International plc*(a) 20,332 145,984
Innoviva , Inc.*(a) 73,318 908,410
Intersect ENT, Inc.*(a) 4,877 111,683
Ocular Therapeutix , Inc.*(a) 4,658 96,421
Pacira BioSciences , Inc.*(a) 1,155 69,115
Phibro Animal Health Corp.,
Class A(a) 20,183 391,954
Prestige Consumer
Healthcare, Inc.*(a) 32,732 1,141,365
4,721,432
Professional Services 0.2%
Huron Consulting Group,
Inc.*(a) 6,800 400,860
Upwork , Inc.* 3,933 135,767
536,627
Real Estate Management & Development 0.4%
Redfin Corp.*(a) 12,936 887,798
Road & Rail 1.2%
Avis Budget Group, Inc.* 5,858 218,503
Daseke , Inc.*(a) 12,511 72,689
Marten Transport Ltd. 64,414 1,109,853
Werner Enterprises, Inc. 30,199 1,184,405
2,585,450
Semiconductors & Semiconductor Equipment 2.4%
Ambarella , Inc.*(a) 10,133 930,412
Axcelis Technologies, Inc.*(a) 40,808 1,188,329
MACOM Technology Solutions
Holdings, Inc.*(a) 15,823 870,898

48 - Statement of Investments - December 31, 2020 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NeoPhotonics Corp.*(a) 50,583 459,799
Photronics , Inc.* 15,688 175,078
Power Integrations, Inc. 3,201 262,034
Rambus, Inc.* 29,104 508,156
SiTime Corp.*(a) 1,194 133,644
Ultra Clean Holdings, Inc.* 20,224 629,978
Veeco Instruments, Inc.*(a) 5,817 100,983
5,259,311
Software 4.7%
ACI Worldwide, Inc.* 1,729 66,445
Appian Corp.*(a) 2,324 376,697
Avaya Holdings Corp.* 5,357 102,587
Bottomline Technologies DE,
Inc.*(a) 3,667 193,398
Box, Inc., Class A* 72,365 1,306,188
Cerence , Inc.*(a) 1,975 198,448
ChannelAdvisor Corp.*(a) 35,182 562,208
Cloudera, Inc.*(a) 79,968 1,112,355
Digital Turbine, Inc.*(a) 9,585 542,128
Domo, Inc., Class B*(a) 14,311 912,612
Model N, Inc.* 1,512 53,948
Sapiens International Corp.
NV 17,870 547,001
SPS Commerce, Inc.*(a) 731 79,379
SVMK, Inc.* 47,909 1,224,075
Tenable Holdings, Inc.* 8,838 461,874
Upland Software, Inc.*(a) 1,280 58,739
Varonis Systems, Inc.* 9,348 1,529,426
Verint Systems, Inc.* 6,265 420,883
Xperi Holding Corp. 12,733 266,120
Zuora , Inc., Class A*(a) 25,397 353,780
10,368,291
Specialty Retail 3.3%
Aaron's Co., Inc. (The)* 593 11,243
Abercrombie & Fitch Co.,
Class A(a) 65,280 1,329,101
At Home Group, Inc.*(a) 19,762 305,520
Bed Bath & Beyond, Inc.(a) 5,797 102,955
Caleres , Inc. 4,142 64,822
Camping World Holdings, Inc.,
Class A(a) 25,883 674,252
Haverty Furniture Cos., Inc. 13,792 381,625
Lithia Motors, Inc., Class A(a) 1,583 463,296
Lumber Liquidators Holdings,
Inc.* 9,862 303,158
MarineMax , Inc.*(a) 24,425 855,608
Rent-A-Center, Inc.(a) 2,461 94,232
Restoration Hardware
Holdings, Inc.*(a) 2,349 1,051,224
Sportsman's Warehouse
Holdings, Inc.* 76,778 1,347,454
Zumiez , Inc.*(a) 8,629 317,375
7,301,865
Technology Hardware, Storage & Peripherals 0.1%
Super Micro Computer, Inc.*(a) 6,247 197,780
Textiles, Apparel & Luxury Goods 0.4%
Crocs, Inc.*(a) 4,163 260,854
G-III Apparel Group Ltd.*(a) 22,491 533,936
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Wolverine World Wide, Inc.(a) 3,360 105,000
899,790
Thrifts & Mortgage Finance 0.8%
Flagstar Bancorp, Inc. 20,769 846,544
Merchants Bancorp 1,530 42,274
Provident Financial Services,
Inc.(a) 5,654 101,546
Washington Federal, Inc. 32,717 842,136
1,832,500
Tobacco 0.1%
Vector Group Ltd.(a) 23,151 269,709
Trading Companies & Distributors 1.9%
GMS, Inc.* 5,504 167,762
H&E Equipment Services, Inc.
(a) 44,925 1,339,214
Herc Holdings, Inc.*(a) 3,216 213,575
MRC Global, Inc.*(a) 78,349 519,454
NOW, Inc.*(a) 12,173 87,402
Rush Enterprises, Inc., Class A 32,929 1,363,919
Titan Machinery, Inc.* 13,923 272,195
Triton International Ltd. 6,020 292,030
4,255,551
Total Common Stocks
(cost $184,630,387) 214,741,059
Repurchase Agreements 10.1%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $500,005,
collateralized by U.S.
Government Agency
Securities, 4.00%,
maturing 3/20/2050; total
market value $510,000.
(b)(c) 500,000 500,000
Cantor Fitzgerald & Co.,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $3,994,373,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 4/1/2021
- 2/20/2067; total market
value $4,074,224.(b)(c) 3,994,337 3,994,337

NVIT GS Small Cap Equity Insights Fund - December 31, 2020 - Statement of Investments - 49
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.08%, dated 12/31/2020,
due 1/4/2021, repurchase
price $2,000,018,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
11/30/2022 - 11/20/2070;
total market value
$2,040,020.(b)(c) 2,000,000 2,000,000
HSBC Bank plc,
0.10%, dated 12/31/2020,
due 1/4/2021, repurchase
price $11,700,130,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
9/9/2021 - 8/15/2050; total
market value $11,938,809.
(b)(c) 11,700,000 11,700,000
Pershing LLC,
0.12%, dated 12/31/2020,
due 1/4/2021, repurchase
price $4,000,054,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
2/15/2021 - 5/20/2070;
total market value
$4,080,000.(b)(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $22,194,337) 22,194,337
Total Investments
(cost $206,824,724) — 107.9% 236,935,396
Liabilities in excess of other assets — (7.9)% (17,409,110)
NET ASSETS — 100.0%
$ 219,526,286
* Denotes a non-income producing security.
∞ Fair valued security.
(a) The security or a portion of this security is on loan at
December 31, 2020. The total value of securities on
loan at December 31, 2020 was $38,608,123, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $22,194,337 and by
$17,786,243 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 1/21/2021 –
5/15/2050, a total value of $39,980,580.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2020 was
$22,194,337.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 39 3/2021 USD 3,850,860 116,578
116,578
At December 31, 2020, the Fund had $257,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - December 31, 2020 - NVIT U.S. 130/30 Equity Fund
Common Stocks 98.2%
Shares Value ($)
Aerospace & Defense 1.4%
Howmet Aerospace, Inc.* 208,383 5,947,251
Textron, Inc. 146,062 7,059,176
13,006,427
Air Freight & Logistics 2.1%
CH Robinson Worldwide, Inc. 107,261 10,068,590
Expeditors International of
Washington, Inc. 102,033 9,704,359
19,772,949
Automobiles 2.7%
Ford Motor Co. 1,617,397 14,216,919
General Motors Co. 276,676 11,520,789
25,737,708
Banks 0.4%
Comerica, Inc. 70,115 3,916,624
Beverages 0.7%
Molson Coors Beverage Co.,
Class B 155,714 7,036,716
Biotechnology 4.5%
BioMarin Pharmaceutical, Inc.* 22,841 2,002,927
Bluebird Bio, Inc.* 45,713 1,978,001
Gilead Sciences, Inc. 249,937 14,561,330
Global Blood Therapeutics,
Inc.* 20,076 869,491
Incyte Corp.* 67,721 5,890,373
Sage Therapeutics, Inc.* 28,337 2,451,434
United Therapeutics Corp.* 31,439 4,772,126
Vertex Pharmaceuticals, Inc.* 42,844 10,125,751
42,651,433
Capital Markets 3.7%
Bank of New York Mellon
Corp. (The) 83,369 3,538,180
Interactive Brokers Group,
Inc., Class A 31,061 1,892,236
Intercontinental Exchange, Inc. 152,738 17,609,164
Northern Trust Corp. 7,130 664,088
Raymond James Financial,
Inc. 25,595 2,448,674
State Street Corp. 122,923 8,946,336
35,098,678
Chemicals 3.3%
Ashland Global Holdings, Inc. 19,218 1,522,066
Corteva , Inc. 232,517 9,003,058
Dow, Inc. 195,420 10,845,810
Element Solutions, Inc. 172,187 3,052,875
FMC Corp. 58,100 6,677,433
31,101,242
Commercial Services & Supplies 0.4%
Clean Harbors, Inc.* 52,338 3,982,922
Communications Equipment 2.1%
Ciena Corp.* 50,668 2,677,804
CommScope Holding Co.,
Inc.* 369,466 4,950,844
EchoStar Corp., Class A* 71,852 1,522,544
Juniper Networks, Inc. 402,676 9,064,237
Common Stocks
Shares Value ($)
Communications Equipment
ViaSat , Inc.* 56,683 1,850,700
20,066,129
Consumer Finance 2.0%
Capital One Financial Corp. 138,765 13,716,920
Synchrony Financial 156,638 5,436,905
19,153,825
Diversified Consumer Services 0.5%
frontdoor , Inc.* 19,901 999,229
Graham Holdings Co., Class B 6,055 3,229,616
4,228,845
Diversified Telecommunication Services 0.2%
CenturyLink, Inc. 227,971 2,222,717
Electric Utilities 0.8%
NRG Energy, Inc. 11,300 424,315
Pinnacle West Capital Corp. 88,975 7,113,551
7,537,866
Electrical Equipment 0.5%
Acuity Brands, Inc. 38,776 4,695,386
Electronic Equipment, Instruments & Components 1.1%
Arrow Electronics, Inc.* 38,428 3,739,044
Avnet, Inc. 140,631 4,937,554
Jabil, Inc. 35,331 1,502,628
SYNNEX Corp. 5,572 453,784
10,633,010
Energy Equipment & Services 0.8%
TechnipFMC plc 753,660 7,084,404
Entertainment 1.9%
Electronic Arts, Inc. 23,307 3,346,885
Madison Square Garden
Sports Corp., Class A* 20,440 3,763,004
Take-Two Interactive Software,
Inc.* 48,600 10,098,594
World Wrestling Entertainment,
Inc., Class A 25,286 1,214,992
18,423,475
Equity Real Estate Investment Trusts (REITs) 1.2%
Equity LifeStyle Properties,
Inc. 15,719 995,956
Gaming and Leisure
Properties, Inc. 176,274 7,474,018
Invitation Homes, Inc. 31,069 922,749
Outfront Media, Inc. 101,874 1,992,655
SBA Communications Corp. 922 260,124
11,645,502
Food & Staples Retailing 0.8%
Kroger Co. (The) 233,083 7,402,716
Food Products 3.4%
Archer-Daniels-Midland Co. 209,767 10,574,355
Hershey Co. (The) 64,616 9,842,955
Ingredion, Inc. 53,878 4,238,582
Pilgrim's Pride Corp.* 103,952 2,038,499
Post Holdings, Inc.* 52,410 5,293,934
31,988,325

NVIT U.S. 130/30 Equity Fund - December 31, 2020 - Statement of Investments - 51
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 0.7%
DexCom , Inc.* 17,480 6,462,706
Health Care Providers & Services 7.2%
AmerisourceBergen Corp. 92,800 9,072,128
Anthem, Inc. 52,247 16,775,989
Cardinal Health, Inc. 145,800 7,809,048
Centene Corp.* 98,075 5,887,442
Humana, Inc. 38,213 15,677,648
McKesson Corp. 78,328 13,622,806
68,845,061
Hotels, Restaurants & Leisure 4.5%
Domino's Pizza, Inc. 23,700 9,088,002
Hilton Worldwide Holdings,
Inc. 106,400 11,838,064
Marriott Vacations Worldwide
Corp. 12,781 1,753,809
Starbucks Corp. 191,158 20,450,083
43,129,958
Household Durables 0.7%
NVR, Inc.* 1,638 6,682,811
Household Products 0.4%
Kimberly-Clark Corp. 1,200 161,796
Spectrum Brands Holdings,
Inc. 46,766 3,693,579
3,855,375
Insurance 4.4%
Alleghany Corp. 4,350 2,626,051
Allstate Corp. (The) 134,706 14,808,231
Assurant, Inc. 45,978 6,263,123
Brighthouse Financial, Inc.* 64,639 2,340,255
Everest Re Group Ltd. 13,843 3,240,508
Markel Corp.* 2,815 2,908,739
Reinsurance Group of
America, Inc. 57,930 6,714,087
Travelers Cos., Inc. (The) 5,168 725,432
Unum Group 101,824 2,335,843
41,962,269
Interactive Media & Services 5.0%
Alphabet, Inc., Class C* 26,255 45,995,609
Facebook, Inc., Class A* 6,819 1,862,678
47,858,287
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.* 8,062 26,257,370
IT Services 3.1%
Alliance Data Systems Corp. 32,937 2,440,632
DXC Technology Co. 248,752 6,405,364
GoDaddy , Inc., Class A* 94,659 7,851,964
Square, Inc., Class A* 3,811 829,426
VeriSign, Inc.* 55,457 12,000,895
29,528,281
Machinery 1.5%
AGCO Corp. 49,412 5,093,883
Otis Worldwide Corp. 135,251 9,136,205
14,230,088
Media 0.7%
Cable One, Inc. 376 837,623
Common Stocks
Shares Value ($)
Media
Charter Communications, Inc.,
Class A* 7,170 4,743,314
Liberty Media Corp-Liberty
SiriusXM , Class A* 33,665 1,453,991
7,034,928
Oil, Gas & Consumable Fuels 4.3%
Apache Corp. 583,518 8,280,120
Continental Resources, Inc. 97,651 1,591,711
Devon Energy Corp. 191,552 3,028,437
HollyFrontier Corp. 90,782 2,346,715
Marathon Oil Corp. 650,776 4,340,676
Occidental Petroleum Corp. 427,000 7,391,370
Pioneer Natural Resources
Co. 95,810 10,911,801
Targa Resources Corp. 130,561 3,444,199
41,335,029
Pharmaceuticals 0.4%
Viatris , Inc.* 214,335 4,016,638
Professional Services 0.2%
TriNet Group, Inc.* 22,612 1,822,527
Road & Rail 1.1%
Landstar System, Inc. 33,954 4,572,246
Old Dominion Freight Line, Inc. 31,312 6,111,476
10,683,722
Semiconductors & Semiconductor Equipment 2.2%
Cirrus Logic, Inc.* 13,070 1,074,354
Micron Technology, Inc.* 209,935 15,782,913
NVIDIA Corp. 7,363 3,844,959
20,702,226
Software 10.0%
Ceridian HCM Holding, Inc.* 2,744 292,401
Citrix Systems, Inc. 76,485 9,950,699
Dropbox, Inc., Class A* 108,668 2,411,343
Fortinet, Inc.* 80,100 11,897,253
Microsoft Corp. 283,117 62,970,883
New Relic, Inc.* 46,181 3,020,237
Nutanix , Inc., Class A* 14,305 455,900
Palo Alto Networks, Inc.* 2,627 933,610
Smartsheet , Inc., Class A* 19,822 1,373,466
Teradata Corp.* 83,422 1,874,492
95,180,284
Specialty Retail 3.3%
AutoZone, Inc.* 10,071 11,938,566
Best Buy Co., Inc. 82,096 8,192,360
Lowe's Cos., Inc. 69,843 11,210,500
31,341,426
Technology Hardware, Storage & Peripherals 10.9%
Apple, Inc. 335,172 44,473,973
Dell Technologies, Inc., Class
C* 81,393 5,965,293
Hewlett Packard Enterprise
Co. 851,271 10,087,561
HP, Inc. 379,347 9,328,143
NCR Corp.* 16,943 636,549
NetApp, Inc. 135,463 8,973,069
Pure Storage, Inc., Class A* 37,525 848,440

52 - Statement of Investments - December 31, 2020 - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Seagate Technology plc 107,909 6,707,623
Western Digital Corp. 233,266 12,920,604
Xerox Holdings Corp. 148,092 3,434,253
103,375,508
Wireless Telecommunication Services 0.3%
Telephone & Data Systems,
Inc. 144,542 2,684,145
United States Cellular Corp.* 10,640 326,542
3,010,687
Total Investments
(cost $738,084,897) — 98.2% 934,702,080
Other assets in excess of liabilities — 1.8% 16,971,034
NET ASSETS — 100.0%
$ 951,673,114
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of December 31, 2020 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
10X Genomics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 14,347 8,465 8,465
AGCO Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 42,807 78,337 78,337
American Airlines
Group, Inc.
Increases in total
return of reference
entity
OBFR - 1.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 370,408 33,337 33,337
AmerisourceBergen
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 12,330 7,891 7,891
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 42,548 29,358 29,358
Arrow Electronics,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 62,833 74,143 74,143
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 11,320 14,829 14,829
Ashland Global
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 81,624 143,658 143,658
Assurant, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 13,579 50,107 50,107

NVIT U.S. 130/30 Equity Fund - December 31, 2020 - Statement of Investments - 53
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Avnet, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 49,476 11,379 11,379
Bank of New York
Mellon Corp. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 241,400 241,400 241,400
Berkeley Lights,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 5,599 504 504
Brighthouse
Financial, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 94,066 98,299 98,299
Cabot Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 41,187 43,246 43,246
Capital One
Financial Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 21,120 56,390 56,390
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 10,824 118,739 118,739
Cirrus Logic, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 40,171 59,855 59,855
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 68,041 18,711 18,711
CommScope
Holding Co., Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 204,816 102,408 102,408
Corteva , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 127,220 99,232 99,232
Dell Technologies,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2021 11,784 21,093 21,093
Denali
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 17,871 4,289 4,289
Devon Energy
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/29/2021 138,303 69,151 69,151
DexCom , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 2,668 34,204 34,204
Dun & Bradstreet
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 15,514 15,049 15,049

54 - Statement of Investments - December 31, 2020 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Element Solutions,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 136,595 24,587 24,587
EMCOR Group,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 75,320 32,388 32,388
Equity LifeStyle
Properties, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2021 5,941 10,115 10,115
Everest Re Group
Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 14,191 67,549 67,549
Expeditors
International of
Washington, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 24,900 11,205 11,205
Fate Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 22,491 37,335 37,335
FireEye, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 220,300 156,413 156,413
FMC Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 1,500 4,140 4,140
frontdoor , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 17,300 15,397 15,397
Gaming and
Leisure Properties,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 55,179 19,313 19,313
General Motors Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2021 124,414 8,709 8,709
Gilead Sciences,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/29/2021 27,701 39,612 39,612
Graham Holdings
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 5,357 54,320 54,320
Hershey Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 11,254 10,016 10,016
Hewlett Packard
Enterprise Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2021 74,099 22,230 22,230

NVIT U.S. 130/30 Equity Fund - December 31, 2020 - Statement of Investments - 55
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
HollyFrontier Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 25,580 14,836 14,836
Howmet
Aerospace, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 66,260 37,768 37,768
HP, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 262,184 192,390 192,390
Incyte Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 33,594 37,289 37,289
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.97% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 40,304 85,848 85,848
Invitation Homes,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2021 128,178 75,625 75,625
J2 Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 47,578 50,908 50,908
Jacobs Engineering
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 43,528 75,303 75,303
Kimberly-Clark
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 98,531 174,400 174,400
Lincoln National
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 86,154 99,077 99,077
Marriott Vacations
Worldwide Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 11,533 41,519 41,519
Micron Technology,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 20,634 102,551 102,551
Molina Healthcare,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 19,800 105,732 105,732
MongoDB, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 11,600 55,912 55,912
Mosaic Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 196,548 261,409 261,409

56 - Statement of Investments - December 31, 2020 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
NCR Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 191,839 163,063 163,063
NetApp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 48,020 57,144 57,144
Nutanix , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 35,676 714 714
Ollie's Bargain
Outlet Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 27,541 65,823 65,823
Omega Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 140,981 60,622 60,622
Park Hotels &
Resorts, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 191,164 1,912 1,912
Pilgrim's Pride
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2021 19,113 3,345 3,345
Pinnacle West
Capital Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 2,600 2,288 2,288
Reinsurance Group
of America, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 23,847 15,977 15,977
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 7,915 43,691 43,691
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 5,800 43,790 43,790
Rollins, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 68,157 64,749 64,749
Spectrum Brands
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 24,546 57,438 57,438
Splunk , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 14,048 33,013 33,013
Starwood Property
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 196,436 — —
Synchrony
Financial
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2021 202,117 157,651 157,651

NVIT U.S. 130/30 Equity Fund - December 31, 2020 - Statement of Investments - 57
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Take-Two
Interactive
Software, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 12,670 67,658 67,658
Targa Resources
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 27,369 7,116 7,116
Telephone and
Data Systems, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 82,640 30,577 30,577
Teradata Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 150,630 42,176 42,176
Textron, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 71,488 60,050 60,050
Travelers Cos., Inc.
(The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2021 102,189 206,422 206,422
Twilio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 12,581 150,972 150,972
United States
Cellular Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 6,992 4,545 4,545
United
Therapeutics Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 41,909 94,295 94,295
Unum Group 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 125,520 94,140 94,140
VeriSign, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 5,300 4,081 4,081
Vertex
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 25,863 73,710 73,710
Viatris , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2021 63,450 62,816 62,816
Voya Financial, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 48,983 51,922 51,922
W.R. Grace & Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 36,809 18,773 18,773

58 - Statement of Investments - December 31, 2020 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
WEC Energy
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2021 75,272 129,468 129,468
Williams Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 140,551 4,217 4,217
Xerox Holdings
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2021 133,197 70,594 70,594
5,302,722 5,302,722
– –
Agilent
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 40,045 (50,457) (50,457)
Agios
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2021 23,056 (22,595) (22,595)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 326,085 (45,652) (45,652)
Amazon.com, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2021 4,889 (318,127) (318,127)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 42,879 (112,343) (112,343)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 698,923 (146,774) (146,774)
ANSYS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 15,719 (46,371) (46,371)
Antero Midstream
Corp.
Increases in total
return of reference
entity
OBFR - 1.93% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 98,522 (2,956) (2,956)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 98,569 (89,698) (89,698)
Apple, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/29/2021 5,917 (12,899) (12,899)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 22,085 (11,068) (11,068)
Bio-Rad
Laboratories, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 10,606 (85,060) (85,060)
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 21,740 (57,394) (57,394)
Black Knight, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 25,995 (17,937) (17,937)

NVIT U.S. 130/30 Equity Fund - December 31, 2020 - Statement of Investments - 59
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Cable One, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 3,357 (221,696) (221,696)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 19,672 (17,705) (17,705)
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25%
to 1.59% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 145,686 (26,223) (26,223)
Change
Healthcare, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 162,335 (77,921) (77,921)
Charter
Communications,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2021 15,149 (51,961) (51,961)
Chegg , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 26,889 (48,400) (48,400)
Cree, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 16,706 (145,342) (145,342)
Dropbox, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 256,054 (189,480) (189,480)
EchoStar Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 37,001 (3,700) (3,700)
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 119,653 (35,896) (35,896)
Encompass Health
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 25,010 (14,256) (14,256)
Entegris , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 40,134 (69,432) (69,432)
Envestnet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 34,789 (27,831) (27,831)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 13,937 (5,435) (5,435)
First Horizon Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 93,976 (33,831) (33,831)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 44,609 (88,772) (88,772)
Ford Motor Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 69,507 (2,085) (2,085)

60 - Statement of Investments - December 31, 2020 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Fortune Brands
Home & Security,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 53,403 (28,304) (28,304)
Gentex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 138,323 (40,114) (40,114)
Global Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 25,827 (145,923) (145,923)
GoHealth , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 33,329 (11,665) (11,665)
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 74,863 (105,557) (105,557)
HealthEquity , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 47,199 (28,319) (28,319)
Hexcel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 55,971 (46,456) (46,456)
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 56,277 (86,104) (86,104)
IPG Photonics
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 22,209 (49,970) (49,970)
Keurig Dr Pepper,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2022 114,479 (1,651) (1,651)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 147,393 (156,237) (156,237)
Landstar System,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 13,399 (1,072) (1,072)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 105,348 (208,589) (208,589)
Madison Square
Garden Sports
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 30,669 (11,654) (11,654)
ManpowerGroup ,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 53,909 (539) (539)
Marsh & McLennan
Cos., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 41,095 (90,409) (90,409)
Match Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 6,402 (6,210) (6,210)
NeoGenomics , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 56,118 (70,148) (70,148)

NVIT U.S. 130/30 Equity Fund - December 31, 2020 - Statement of Investments - 61
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
New Residential
Investment Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 616,511 (117,137) (117,137)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.46%
to 0.93% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 255,228 (10,209) (10,209)
Ormat
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 35,876 (5,501) (5,501)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 37,886 (54,935) (54,935)
Post Holdings, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 13,953 (3,070) (3,070)
Premier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 85,808 (8,581) (8,581)
Pure Storage, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 104,901 (27,274) (27,274)
Q2 Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 44,380 (42,605) (42,605)
Raytheon
Technologies Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 42,284 (49,472) (49,472)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 23,100 (60,291) (60,291)
Sabre Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 520,269 (130,067) (130,067)
salesforce.com,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 20,912 (1,464) (1,464)
Stericycle, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 77,202 (54,813) (54,813)
TechnipFMC plc 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2021 93,082 (10,239) (10,239)
Tradeweb Markets,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 32,824 (23,305) (23,305)
Trimble, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 82,213 (82,213) (82,213)
TriNet Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2021 9,909 (2,477) (2,477)

62 - Statement of Investments - December 31, 2020 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 4,905 (43,753) (43,753)
Vertiv Holdings Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2021 31,343 (5,328) (5,328)
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 1,983 (1,289) (1,289)
ViacomCBS , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 185,311 (144,543) (144,543)
ViaSat , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/31/2022 41,100 (37,812) (37,812)
Walt Disney Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 36,669 (142,276) (142,276)
Zebra Technologies
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2022 12,000 (75,480) (75,480)
(4,302,352) (4,302,352)
– –
1,000,370 1,000,370
Financing Costs of Swap Contracts (21,050) (21,050)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 979,320 979,320
At December 31, 2020, the Fund had $2,950,000 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

64 - Statements of Assets and Liabilities - December 31, 2020 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity Insights
Fund
NVIT GS International
Equity Insights Fund
Assets:
Investment securities, at value
*
$ 668,970,551 $ 1,453,351,332
Repurchase agreement, at value 16,484,752 16,438,358
Cash 7,848,787 1,927,295
Cash pledged for swap contracts — —
Deposits with broker for futures contracts 582,417 —
Foreign currencies, at value 436,290 11,085,800
Interest and dividends receivable 1,482,238 1,322,342
Security lending income receivable 13,673 6,372
Receivable for investments sold 28,561 —
Receivable for capital shares issued 3,062 7,013
Reclaims receivable — 1,629,307
Swap contracts, at value (Note 2) — —
Receivable for variation margin on futures contracts — —
Due from broker — 7,106
Prepaid expenses — 2,905
Total Assets 695,8 50 , 331 1,485,777,830
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 199,240 454,362
Payable for variation margin on futures contracts 11,655 —
Swap contracts, at value (Note 2) — —
Payable upon return of securities loaned (Note 2) 16,484,752 16,438,358
Accrued expenses and other payables:
Investment advisory fees 507,5 30 868,433
Fund administration fees 16,150 62,263
Accounting and transfer agent fees 2,383 4,861
Trustee fees 169 811
Deferred capital gain country tax 71,233 —
Custodian fees 68 31,238
Compliance program costs (Note 3) 82 1,413
Offering costs 21,747 49,499
Professional fees 12,036 16,459
Printing fees 6,794 28,744
Other 23 35,266
Total Liabilities 17, 333 , 862 17,991,707
Net Assets $ 678,516,469 $ 1,467,786,123
* Includes value of securities on loan (Note 2) 24,213,302 45,467,788
Cost of investment securities 556,524,733 1,224,308,486
Cost of repurchase agreement 16,484,752 16,438,358
Cost of foreign currencies 431,903 10,837,839
Represented by:
Capital $ 560,467,639 $ 1,377,076,755
Total distributable earnings (loss) 118,048,830 90,709,368
Net Assets $ 678,516,469 $ 1,467,786,123

1940 Act Funds - December 31, 2020 - Statements of Assets and Liabilities - 65
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights Fund
NVIT U.S. 130/30 Equity
Fund
$ 2,693,102,289 $ 214,741,059 $ 934,702,080
52,140,813 22,194,337 —
19,535,418 4,646,720 18,462,467
— — 2,950,000
48,400 257,400 —
— — —
2,767,606 197,497 895,248
12,234 5,738 —
— — 982,817
12,834 1,008 4,372
— — —
— — 5,302,722
4,920 — —
— — 22,122
4,843 331 1,570
2,767,629,357 242,044,090 963,323,398
— — 6,350,440
855,473 65,416 285,158
— 3,315 —
— — 4,323,402
52,140,813 22,194,337 —
1,199,135 127,871 592,909
102,489 24,499 43,505
4,516 5,108 2,144
1,293 50 460
— — —
22,585 2,785 27,276
2,656 200 909
49,499 49,499 —
21,540 16,803 3,893
25,916 23,796 13,897
49,443 4,125 6,291
54,475,358 22,517,804 11,650,284
$ 2,713,153,999 $ 219,526,286 $ 951,673,114
137,783,856 38,608,123 —
2,221,773,688 184,630,387 738,084,897
52,140,813 22,194,337 —
— — —
$ 2,202,933,195 $ 191,754,172 $ 754,999,232
510,220,804 27,772,114 196,673,882
$ 2,713,153,999 $ 219,526,286 $ 951,673,114

66 - Statements of Assets and Liabilities - December 31, 2020 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity Insights
Fund
NVIT GS International
Equity Insights Fund
Net Assets:
Class Y Shares $ 678,516,469 $ 1,467,786,123
Total $ 678,516,469 $ 1,467,786,123
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 54,103,494 135,884,677
Total 54,103,494 135,884,677
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 12.54 $ 10.80
Amounts designated as "—" are zero or have been rounded to zero.

1940 Act Funds - December 31, 2020 - Statements of Assets and Liabilities - 67
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights Fund
NVIT U.S. 130/30 Equity
Fund
$ 2,713,153,999 $ 219,526,286 $ 951,673,114
$ 2,713, 153,999 $ 219,526,286 $ 951,673,114
221,306,069 18,794,681 77,907,586
221,306,069 18,794,681 77,907,586
$ 12.26 $ 11.68 $ 12.22

68 - Statements of Operations - For the Year Ended December 31, 2020 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund(a)
NVIT GS
International Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 3,809,203 $ 34,337,747
Income from securities lending (Note 2) 64,865 213,956
Interest income 4,593 —
Income from non-cash dividends — 1,615,251
Foreign tax withholding (539,304) (3,169,002)
Total Income 3,339,357 32,997,952
EXPENSES:
Investment advisory fees 2,292,200 9,979,555
Fund administration fees 57,655 423,215
Professional fees 28,234 103,947
Printing fees 15,203 45,325
Trustee fees 9,691 38,292
Custodian fees 17,243 84,616
Offering costs^ 22,249 44,109
Accounting and transfer agent fees 2,468 4,951
Compliance program costs (Note 3) 669 6,505
Other 3,593 57,302
Total expenses before Earnings Credit 2,449,205 10,787,817
Earnings credit (Note 4 ) — —
Total Expenses 2,449,205 10,787,817
NET INVESTMENT INCOME 890,152 22,210,135
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 4,430,218 (158,831,770)
Expiration or closing of futures contracts (Note 2) 293,185 237,869
Foreign currency transactions (Note 2) (196,127) 1,433,921
Expiration or closing of swap contracts (Note 2) — —
Net realized gains (losses) 4,527,276 (157,159,980)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 112,374,585 182,463,527
Futures contracts (Note 2) 222,166 —
Translation of assets and liabilities denominated in foreign currencies (Note 2) 12,402 140,717
Swap contracts (Note 2) — —
Net change in unrealized appreciation/depreciation 112,609,153 182,604,244
Net realized/unrealized gains (losses) 117,136,429 25,444,264
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 118,026,581 $ 47,654,399
† Net of capital gain country taxes $ (75,562) $ —
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 71,233 $ —
Amounts designated as "—" are zero or have been rounded to zero.
^
(a)
Amounts are amortized over 12-month period.
For the period from July 17, 2020 (commencement of operations) through December 31, 2020.

1940 Act Funds - For the Year Ended December 31, 2020 - Statements of Operations - 69
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 34,425,736 $ 2,354,908 $ 12,588,902
189,998 93,214 —
85,627 7,641 51,415
— — —
(35,826) (5,394) —
34,665,535 2,450,369 12,640,317
13,345,323 1,217,838 6,328,943
738,304 116,235 277,156
152,107 49,593 80,343
58,620 22,308 24,295
79,671 5,519 26,847
104,833 7,512 48,285
41,233 39,452 45,726
4,837 4,216 2,282
11,143 721 3,692
87,290 7,055 19,040
14,623,361 1,470,449 6,856,609
— — (13,372)
14,623,361 1,470,449 6,843,237
20,042,174 979,920 5,797,080
37,433,881 (3,234,083) 7,987,746
57,142 818,347 —
— — —
— — (29,745,176)
37,491,023 (2,415,736) (21,757,430)
351,362,484 17,307,900 147,997,435
21,733 116,578 —
— — —
— — (265,996)
351,384,217 17,424,478 147,731,439
388,875,240 15,008,742 125,974,009
$ 408,917,414 $ 15,988,662 $ 131,771,089
$ — $ — $ —
$ — $ — $ —

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - December 31, 2020 - 1940 Act Funds
NVIT GS Emerging Markets Equity
Insights Fund
Period Ended
December 31, 2020(a)
OPERATIONS:
Net investment income $ 890,152
Net realized gains (losses) 4,527,276
Net change in unrealized appreciation/depreciation 112,609,153
Change in net assets resulting from operations 118,026,581
Distributions to Shareholders From:
Distributable earnings:
Class Y —
Change in net assets from shareholder distributions —
Change in net assets from capital transactions 560,489,888
Change in net assets 678,516,469
Net Assets:
Beginning of period —
End of period $ 678,516,469
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 587,452,647
Dividends reinvested —
Cost of shares redeemed (26,962,759)
Total Class Y Shares 560,489,888
Change in net assets from capital transactions $ 560,489,888
SHARE TRANSACTIONS:
Class Y Shares
Issued 56,546,501
Reinvested —
Redeemed (2,443,007)
Total Class Y Shares 54,103,494
Total change in shares 54,103,494
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from July 17 , 2020 (commencement of operations) through December 31, 2020.
(b) For the period from November 15, 2019 (commencement of operations) through December 31, 2019.
(c) For the period from October 25, 2019 (commencement of operations) through December 31, 2019.

1940 Act Funds - December 31, 2020 - Statements of Changes in Net Assets - 71
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Insight Fund
Year Ended
December 31, 2020
Period Ended
December 31, 2019(b)
Year Ended
December 31, 2020
Period Ended
December 31, 2019(c)
$ 22,210,135 $ 574,476 $ 20,042,174 $ 7,638,245
(157,159,980) (3,288,756) 37,491,023 13,220,699
182,604,244 46,897,517 351,384,217 119,966,117
47,654,399 44,183,237 408,917,414 140,825,061
(1,887,419) — (34,934,226) (4,637,035)
(1,887,419) — (34,934,226) (4,637,035)
(257,061,448) 1,634,897,354 (361,332,961) 2,564,315,746
(211,294,468) 1,679,080,591 12,650,227 2,700,503,772
1,679,080,591 — 2,700,503,772 —
$ 1,467,786,123 $ 1,679,080,591 $ 2,713,153,999 $ 2,700,503,772
$ 42,720,285 $ 1,695,700,891 $ 34,733,684 $ 2,691,477,269
1,887,419 — 34,934,226 4,637,035
(301,669,152) (60,803,537) (431,000,871) (131,798,558)
(257,061,448) 1,634,897,354 (361,332,961) 2,564,315,746
$ (257,061,448) $ 1,634,897,354 $ (361,332,961) $ 2,564,315,746
4,817,413 168,962,296 3,397,699 267,159,432
184,894 — 2,988,601 448,456
(32,055,899) (6,024,027) (39,941,226) (12,746,893)
(27,053,592) 162,938,269 (33,554,926) 254,860,995
(27,053,592) 162,938,269 (33,554,926) 254,860,995

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - December 31, 2020 - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Year Ended
December 31, 2020
Period Ended
December 31, 2019(a)
OPERATIONS:
Net investment income $ 979,920 $ 304,642
Net realized gains (losses) (2,415,736) 3,763,974
Net change in unrealized appreciation/depreciation 17,424,478 12,802,772
Change in net assets resulting from operations 15,988,662 16,871,388
Distributions to Shareholders From:
Distributable earnings:
Class Y (4,884,982) (252,406)
Return of capital:
Class Y — —
Change in net assets from shareholder distributions (4,884,982) (252,406)
Change in net assets from capital transactions 10,696,781 181,106,843
Change in net assets 21,800,461 197,725,825
Net Assets:
Beginning of year 197,725,825 —
End of year $ 219,526,286 $ 197,725,825
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 26,037,451 $ 199,941,282
Dividends reinvested 4,884,982 252,406
Cost of shares redeemed (20,225,652) (19,086,845)
Total Class Y Shares 10,696,781 181,106,843
Change in net assets from capital transactions $ 10,696,781 $ 181,106,843
SHARE TRANSACTIONS:
Class Y Shares
Issued 2,637,058 19,499,286
Reinvested 496,125 22,988
Redeemed (2,119,413) (1,741,363)
Total Class Y Shares 1,013,770 17,780,911
Total change in shares 1,013,770 17,780,911
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 11, 2019 (commencement of operations) through December 31, 2019.
(b) For the period from October 25, 2019 (commencement of operations) through December 31, 2019.

1940 Act Funds - December 31, 2020 - Statements of Changes in Net Assets - 73
NVIT U.S. 130/30 Equity Fund
Year Ended
December 31, 2020
Period Ended
December 31, 2019(b)
$ 5,797,080 $ 1,705,596
(21,757,430) (3,253,267)
147,731,439 49,865,064
131,771,089 48,317,393
— (718)
— (1,283,951)
— (1,284,669)
(77,780,548) 850,649,849
53,990,541 897,682,573
897,682,573 —
$ 951,673,114 $ 897,682,573
$ 17,385,687 $ 880,870,106
— 1,284,669
(95,166,235) (31,504,926)
(77,780,548) 850,649,849
$ (77,780,548) $ 850,649,849
1,714,010 88,486,694
— 125,089
(9,350,535) (3,067,672)
(7,636,525) 85,544,111
(7,636,525) 85,544,111

74 - Financial Highlights - December 31, 2020 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Emerging Markets
Equity Insights Fund
Class Y Shares
Period Ended December 31,
2020 (e) $ 10.00 0.02 2.52 2.54 — — — $ 12.54 25.40% $ 678,516,469 0.98% 0.36% 0.98% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualize=ed for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from July 17, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of July 16, 2020 through December 31, 2020.

1940 Act Funds - December 31, 2020 - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS International Equity
Insights Fund
Class Y Shares
Year Ended December 31,
2020 $ 10.31 0.15 0.35 0.50 (0.01) — (0.01) $ 10.80 4.89%(e) $ 1,467,786,123 0.77% 1.59% 0.77% 163.28%
Period Ended December 31,
2019(f) $ 10.00 — 0.31 0.31 — — — $ 10.31 3.10%(e) $ 1,679,080,591 0.74% 0.30% 0.74% 12.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable .
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from November 15, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of November
14, 2019 through December 31, 2019.

76 - Financial Highlights - December 31, 2020 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Large Cap Equity
Insight Fund
Class Y Shares
Year Ended December 31,
2020 $ 10.60 0.08 1.73 1.81 (0.09) (0.06) (0.15) $ 12.26 17.22% $ 2,713,153,999 0.58% 0.79% 0.58% 213.52%
Period Ended December 31,
2019(e) $ 10.00 0.03 0.59 0.62 (0.02) — (0.02) $ 10.60 6.19% $ 2,700,503,772 0.56% 1.65% 0.56% 42.6 1%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24,
2019 through December 31, 2019.

1940 Act Funds - December 31, 2020 - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Small Cap Equity
Insights Fund
Class Y Shares
Year Ended December 31,
2020 $ 11.12 0.05 0.77 0.82 (0.05) (0.21) (0.26) $ 11.68 7.81% $ 219,526,286 0.85% 0.57% 0.85% 147.75%
Period Ended December 31,
2019(e) $ 10.00 0.02 1.11 1.13 (0.01) — (0.01) $ 11.12 11.34% $ 197,725,825 0.80% 0.72% 0.80% 41.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable .
(e) For the period from October 11, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 10,
2019 through December 31, 2019.

78 - Financial Highlights - December 31, 2020 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Year Ended December 31,
2020 $ 10.49 0.07 1.66 1.73 — — — — $ 12.22 16.49% $ 951,673,114 0.82% 0.69% 0.82% 74.26%
Period Ended December 31,
2019(e) $ 10.00 0.02 0.48 0.50 — — (0.01) (0.01) $ 10.49 5.05% $ 897,682,573 0.80% 1.12% 0.80% 34.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable .
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24,
2019 through December 31, 2019.

1940 Act Funds - December 31, 2020 - Notes to Financial Statements - 79
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2020, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Insights Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of the Funds.
The Funds currently offer Class Y shares.
GS Emerging Markets commenced operations on July 17,
2020.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported

80 - Notes to Financial Statements - December 31, 2020 - 1940 Act Funds
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 406,645 $ – $ 406,645
Auto Components – 4,902,243 – 4,902,243
Automobiles 6,413,992 14,434,491 – 20,848,483
Banks 5,556,475 53,064,108 – 58,620,583
Beverages 759,492 3,615,623 – 4,375,115
Biotechnology 361,746 2,955,244 – 3,316,990
Building Products – 3,685,253 – 3,685,253
Capital Markets 191,868 18,677,112 – 18,868,980
Chemicals 467,998 19,394,271 – 19,862,269
Construction & Engineering – 314,634 – 314,634

1940 Act Funds - December 31, 2020 - Notes to Financial Statements - 81
Level 1 Level 2 Level 3 Total
Assets:
Construction Materials $ – $ 928,814 $ – $ 928,814
Containers & Packaging – 4,889,850 – 4,889,850
Diversified Consumer Services – 290,719 – 290,719
Diversified Financial Services – 3,103,003 – 3,103,003
Diversified Telecommunication Services – 1,354,107 – 1,354,107
Electric Utilities – 3,490,201 – 3,490,201
Electrical Equipment – 13,353,139 – 13,353,139
Electronic Equipment, Instruments &
Components – 8,778,525 – 8,778,525
Entertainment 5,075,810 1,984,880 – 7,060,690
Equity Real Estate Investment Trusts
(REITs) 1,239,324 – – 1,239,324
Food & Staples Retailing – 4,529,993 – 4,529,993
Food Products 3,469,826 6,794,232 – 10,264,058
Health Care Equipment & Supplies – 9,912,962 – 9,912,962
Health Care Providers & Services – 587,690 – 587,690
Independent Power and Renewable
Electricity Producers – 12,306,984 – 12,306,984
Industrial Conglomerates – 1,156,896 – 1,156,896
Insurance 1,138,189 18,895,146 – 20,033,335
Interactive Media & Services 14,498,892 49,275,230 – 63,774,122
Internet & Direct Marketing Retail 70,265,017 18,295,696 – 88,560,713
IT Services 23,278,401 – – 23,278,401
Leisure Products – 1,971,827 – 1,971,827
Life Sciences Tools & Services – 3,973,026 – 3,973,026
Machinery – 9,267,127 – 9,267,127
Marine – 15,865,308 – 15,865,308
Media – 9,624,059 – 9,624,059
Metals & Mining 22,061,071 22,140,281 – 44,201,352
Oil, Gas & Consumable Fuels 1,061,631 17,335,411 – 18,397,042
Paper & Forest Products – 1,411,359 – 1,411,359
Pharmaceuticals 8,704,366 9,772,355 – 18,476,721
Professional Services – 830,954 – 830,954
Real Estate Management & Development – 3,334,589 – 3,334,589
Semiconductors & Semiconductor
Equipment 53,532,360 23,079,703 – 76,612,063
Software – 550,014 – 550,014
Specialty Retail – 7,119,924 – 7,119,924
Technology Hardware, Storage &
Peripherals – 37,418,686 – 37,418,686
Textiles, Apparel & Luxury Goods – 966,892 – 966,892
Transportation Infrastructure – 2,252,497 – 2,252,497
Wireless Telecommunication Services 2,506,399 95,991 – 2,602,390
Total Common Stocks $ 220,582,857 $ 448,387,694 $ – $ 668,970,551
Futures Contracts 222,166 – – 222,166
Repurchase Agreements – 16,484,752 – 16,484,752
Total $ 220,805,023 $ 464,872,446 $ – $ 685,677,469
GS International
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 4,288,851 $ – $ 4,288,851
Air Freight & Logistics – 17,263,111 – 17,263,111
Auto Components – 3,905,988 – 3,905,988
Automobiles – 85,359,782 – 85,359,782
Banks – 77,215,147 – 77,215,147

82 - Notes to Financial Statements - December 31, 2020 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Beverages $ – $ 21,048,613 $ – $ 21,048,613
Biotechnology – 1,310,239 – 1,310,239
Building Products – 11,596,080 – 11,596,080
Capital Markets – 20,625,186 – 20,625,186
Chemicals – 37,324,393 – 37,324,393
Commercial Services & Supplies – 15,272,663 – 15,272,663
Communications Equipment – 813,960 – 813,960
Construction Materials – 1,197,283 – 1,197,283
Containers & Packaging – 1,841,020 – 1,841,020
Distributors – 2,516,605 – 2,516,605
Diversified Consumer Services – 3,716,992 – 3,716,992
Diversified Financial Services – 33,459,737 – 33,459,737
Diversified Telecommunication Services – 16,605,255 – 16,605,255
Electric Utilities – 17,311,555 – 17,311,555
Electrical Equipment – 57,725,490 – 57,725,490
Electronic Equipment, Instruments &
Components – 7,293,190 – 7,293,190
Energy Equipment & Services – 2,914,900 – 2,914,900
Entertainment – 19,960,176 – 19,960,176
Equity Real Estate Investment Trusts
(REITs) – 22,633,410 – 22,633,410
Food & Staples Retailing – 25,827,758 – 25,827,758
Food Products – 46,090,058 – 46,090,058
Gas Utilities – 409,515 – 409,515
Health Care Equipment & Supplies – 32,768,300 – 32,768,300
Health Care Providers & Services – 20,877,530 – 20,877,530
Health Care Technology – 15,455,558 – 15,455,558
Hotels, Restaurants & Leisure – 6,597,621 – 6,597,621
Household Durables – 19,232,126 – 19,232,126
Household Products – 9,570,937 – 9,570,937
Independent Power and Renewable
Electricity Producers – 686,026 – 686,026
Industrial Conglomerates – 1,352,313 – 1,352,313
Insurance – 97,636,978 – 97,636,978
Interactive Media & Services – 23,041,694 – 23,041,694
Internet & Direct Marketing Retail – 3,514,840 – 3,514,840
IT Services – 31,005,323 – 31,005,323
Leisure Products – 12,796,527 – 12,796,527
Life Sciences Tools & Services – 46,108,834 – 46,108,834
Machinery – 42,357,751 – 42,357,751
Marine – 8,006,357 – 8,006,357
Media – 17,965,297 – 17,965,297
Metals & Mining 20,142,111 65,408,152 – 85,550,263
Multiline Retail – 14,288,363 – 14,288,363
Multi-Utilities – 701,247 – 701,247
Oil, Gas & Consumable Fuels 12,178,177 16,603,236 – 28,781,413
Paper & Forest Products – 1,011,121 – 1,011,121
Pharmaceuticals 7,114,205 99,127,303 – 106,241,508
Professional Services – 52,886,486 – 52,886,486
Real Estate Management & Development – 14,219,157 – 14,219,157
Road & Rail – 4,335,854 – 4,335,854
Semiconductors & Semiconductor
Equipment – 83,164,371 – 83,164,371
Software – 9,111,767 – 9,111,767
Specialty Retail – 31,262,298 – 31,262,298
Technology Hardware, Storage &
Peripherals – 3,697,404 – 3,697,404
Textiles, Apparel & Luxury Goods – 3,297,435 – 3,297,435
Thrifts & Mortgage Finance – 2,697,168 – 2,697,168
Tobacco – 31,996,771 – 31,996,771
Trading Companies & Distributors – 23,302,975 – 23,302,975

1940 Act Funds - December 31, 2020 - Notes to Financial Statements - 83
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 12,304,762 $ – $ 12,304,762
Total Common Stocks $ 39,434,493 $ 1,413,916,839 $ – $ 1,453,351,332
Repurchase Agreements – 16,438,358 – 16,438,358
Total $ 39,434,493 $ 1,430,355,197 $ – $ 1,469,789,690
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,693,102,289 $ – $ – $ 2,693,102,289
Futures Contracts 21,733 – – 21,733
Repurchase Agreements – 52,140,813 – 52,140,813
Total $ 2,693,124,022 $ 52,140,813 $ – $ 2,745,264,835
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,110,688 $ – $ – $ 1,110,688
Air Freight & Logistics 749,232 – – 749,232
Airlines 496,861 – – 496,861
Auto Components 4,446,453 – – 4,446,453
Banks 16,741,629 – – 16,741,629
Beverages 251,701 – – 251,701
Biotechnology 21,571,295 – – 21,571,295
Building Products 2,866,630 – – 2,866,630
Capital Markets 6,031,764 – – 6,031,764
Chemicals 4,862,025 – – 4,862,025
Commercial Services & Supplies 4,425,008 – – 4,425,008
Communications Equipment 1,639,272 – – 1,639,272
Construction & Engineering 1,196,794 – – 1,196,794
Construction Materials 790,365 – – 790,365
Consumer Finance 1,562,188 – – 1,562,188
Containers & Packaging 720,728 – – 720,728
Diversified Consumer Services 444,596 – – 444,596
Diversified Financial Services 687,164 – – 687,164
Diversified Telecommunication Services 3,328,542 – – 3,328,542
Electrical Equipment 2,925,385 – – 2,925,385
Electronic Equipment, Instruments &
Components 9,179,762 – – 9,179,762
Energy Equipment & Services 647,288 – – 647,288
Entertainment 1,227,731 – – 1,227,731
Equity Real Estate Investment Trusts
(REITs) 16,984,473 – – 16,984,473
Food & Staples Retailing 2,527,733 – – 2,527,733
Food Products 2,390,511 – – 2,390,511
Gas Utilities 425,432 – – 425,432
Health Care Equipment & Supplies 5,962,181 – – 5,962,181
Health Care Providers & Services 5,609,220 – – 5,609,220
Health Care Technology 334,104 – – 334,104
Hotels, Restaurants & Leisure 9,195,553 – – 9,195,553
Household Durables 3,836,705 – – 3,836,705
Household Products 166,500 – – 166,500
Insurance 6,594,488 – – 6,594,488

84 - Notes to Financial Statements - December 31, 2020 - 1940 Act Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
Level 1 Level 2 Level 3 Total
Assets:
Interactive Media & Services $ 1,946,376 $ – $ – $ 1,946,376
Internet & Direct Marketing Retail 1,087,930 – – 1,087,930
IT Services 5,444,053 – – 5,444,053
Leisure Products 1,763,240 – – 1,763,240
Machinery 5,951,406 – – 5,951,406
Marine 303,115 – – 303,115
Media 2,836,751 – – 2,836,751
Metals & Mining 2,862,988 4,115 – 2,867,103
Mortgage Real Estate Investment Trusts
(REITs) 2,241,792 – – 2,241,792
Multiline Retail 455,316 – – 455,316
Multi-Utilities 1,704,535 – – 1,704,535
Oil, Gas & Consumable Fuels 2,797,939 – – 2,797,939
Paper & Forest Products 3,694,578 – – 3,694,578
Personal Products 600,820 – – 600,820
Pharmaceuticals 4,721,432 – – 4,721,432
Professional Services 536,627 – – 536,627
Real Estate Management & Development 887,798 – – 887,798
Road & Rail 2,585,450 – – 2,585,450
Semiconductors & Semiconductor
Equipment 5,259,311 – – 5,259,311
Software 10,368,291 – – 10,368,291
Specialty Retail 7,301,865 – – 7,301,865
Technology Hardware, Storage &
Peripherals 197,780 – – 197,780
Textiles, Apparel & Luxury Goods 899,790 – – 899,790
Thrifts & Mortgage Finance 1,832,500 – – 1,832,500
Tobacco 269,709 – – 269,709
Trading Companies & Distributors 4,255,551 – – 4,255,551
Total Common Stocks $ 214,736,944 $ 4,115 $ – $ 214,741,059
Futures Contracts 116,578 – – 116,578
Repurchase Agreements – 22,194,337 – 22,194,337
Total $ 214,853,522 $ 22,198,452 $ – $ 237,051,974
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 934,702,080 $ – $ – $ 934,702,080
Total Return Swaps* – 5,302,722 – 5,302,722
Total Assets $ 934,702,080 $ 5,302,722 $ – $ 940,004,802
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (4,323,402) $ – $ (4,323,402)
Total Liabilities $ – $ (4,323,402) $ – $ (4,323,402)
Total $ 934,702,080 $ 979,320 $ – $ 935,681,400
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

1940 Act Funds - December 31, 2020 - Notes to Financial Statements - 85
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At December 31, 2020, the Funds did not have overdrawn
balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into
total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly
in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This
means that a Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s
market value.
The market value also includes interest charges and credits
(“financing fees”) related to the notional values of the long and short positions and cash balances within the swap.
These interest charges and credits are based on a specified
benchmark rate plus or minus a specified spread determined
based upon the country and/or currency of the positions in
the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation
(depreciation) on positions and accrued financing fees
become available for cash settlement between a Fund and
the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily
based on valuations from an independent pricing service. An
independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed

86 - Notes to Financial Statements - December 31, 2020 - 1940 Act Funds
delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2020:
GS Emerging Markets
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 222,166
Total $ 222,166
GS Large Cap
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 21,733
Total $ 21,733
GS Small Cap
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 116,578
Total $ 116,578

1940 Act Funds - December 31, 2020 - Notes to Financial Statements - 87
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2020
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts(b)
Equity risk Swap contracts, at value $ 5,302,722
Total $ 5,302,722
Liabilities:
Swap Contracts(b)
Equity risk Swap contracts, at value $ (4,323,402)
Total $ (4,323,402)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 293,185
Total $ 293,185
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 237,869
Total $ 237,869
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 57,142
Total $ 57,142
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 818,347
Total $ 818,347
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ (29,745,176)
Total $ (29,745,176)
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 222,166
Total $ 222,166

88 - Notes to Financial Statements - December 31, 2020 - 1940 Act Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
GS Large Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 21,733
Total $ 21,733
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 116,578
Total $ 116,578
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (265,996)
Total $ (265,996)
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 2,878,585
GS International
Futures Contracts:
Average Notional Balance Long $ 8,149,687
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 269,040
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 1,779,395
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 254,428,556
Average Notional Balance — Pays Float Rate $ (251,139,054)

1940 Act Funds - December 31, 2020 - Notes to Financial Statements - 89
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities."
At December 31, 2020, certain Funds may have entered into
futures contracts. The futures contract agreements do not
provide for netting arrangements.
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2020:
(f) Securities Lending
During the year ended December 31, 2020, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank NA Swap Contracts $ 5,302,72 2 $ (4,302,352) $ — $ 1,000,370
Total $ 5,302,72 2 $ (4,302,352) $ — $ 1,000,370
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged*
Net Amount of
Liability
Derivative
JPMorgan Chase Bank NA Swap Contracts $ (4,302,352) $ 4,302,352 $ — $ —
Total $ (4,302,352) $ 4,302,352 $ — $ —
Amounts designated as “—” are zero.
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,950,000.

90 - Notes to Financial Statements - December 31, 2020 - 1940 Act Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
1
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
At December 31, 2020, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
GS Emerging Markets $ 16,484,752
GS International 16,438,358
GS Large Cap 52,140,813
GS Small Cap 22,194,337

1940 Act Funds - December 31, 2020 - Notes to Financial Statements - 91
At December 31, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
At December 31, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $69,800,620, collateralized by U.S. Government
Agency Securities, 4.00%, maturing 3/20/2050; total market value $71,196,000.
BofA Securities, Inc., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $19,000,169, collateralized by U.S. Government
Agency Securities, ranging from 2.00% - 4.00%, maturing 12/25/2029 - 8/25/2050; total market value $19,380,000.
Cantor Fitzgerald & Co., 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $115,014,935, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 4/1/2021 - 2/20/2067; total market value $117,314,192.
CF Secured, LLC, 0.08%, dated 12/31/2020, due 1/4/2021, repurchase price $51,000,453, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 11/30/2022 - 11/20/2070; total market value $52,020,504.
HSBC Bank plc, 0.10%, dated 12/31/2020, due 1/4/2021, repurchase price $347,341,670, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.00%, maturing 9/9/2021 - 8/15/2050; total market value $354,427,338.
NatWest Markets Securities, Inc., 0.08%, dated 12/28/2020, due 1/4/2021, repurchase price $50,000,078, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 1.00%, maturing 1/15/2021 - 7/15/2030; total market value $51,000,806.
Pershing LLC, 0.12%, dated 12/31/2020, due 1/4/2021, repurchase price $53,000,707, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 10.00%, maturing 2/15/2021 - 5/20/2070; total market value $54,060,000.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Emerging
Markets
Bank of America
NA $ 8,000,000 $ – $ 8,000,000 $ (8,000,000) $ –
GS Emerging
Markets
Cantor Fitzgerald
& Co. 3,484,752 – 3,484,752 (3,484,752) –
GS Emerging
Markets
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 16,484,752 $ – $ 16,484,752 $ (16,484,752) $ –

92 - Notes to Financial Statements - December 31, 2020 - 1940 Act Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS International
Bank of America
NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
GS International
BofA Securities,
Inc. 1,000,000 – 1,000,000 (1,000,000) –
GS International
Cantor Fitzgerald
& Co. 4,638,358 – 4,638,358 (4,638,358) –
GS International HSBC Bank plc 9,800,000 – 9,800,000 (9,800,000) –
Total $ 16,438,358 $ – $ 16,438,358 $ (16,438,358) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Large Cap
Cantor Fitzgerald
& Co. $ 12,140,813 $ – $ 12,140,813 $ (12,140,813) $ –
GS Large Cap CF Secured, LLC 10,000,000 – 10,000,000 (10,000,000) –
GS Large Cap HSBC Bank plc 25,000,000 – 25,000,000 (25,000,000) –
GS Large Cap
NatWest Markets
Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 52,140,813 $ – $ 52,140,813 $ (52,140,813) $ –

1940 Act Funds - December 31, 2020 - Notes to Financial Statements - 93
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2020 are primarily attributable to net operating losses, net operating loss netting to short-term gains, treatment of notional principal contracts, investments in passive foreign investment companies ("PFICs"), and foreign
currency gain/loss. Temporary differences arise when certain
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Small Cap
Bank of America
NA $ 500,000 $ – $ 500,000 $ (500,000) $ –
GS Small Cap
Cantor Fitzgerald
& Co. 3,994,337 – 3,994,337 (3,994,337) –
GS Small Cap CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
GS Small Cap HSBC Bank plc 11,700,000 – 11,700,000 (11,700,000) –
GS Small Cap Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 22,194,337 $ – $ 22,194,337 $ (22,194,337) $ –
Amounts designated as "−" are zero or have been rounded to zero.
*
At December 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

94 - Notes to Financial Statements - December 31, 2020 - 1940 Act Funds
items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2020 may primarily be attributable to
treatment of notional principal contracts, outstanding wash
sale loss deferrals, mark-to-market adjustments on futures,
and investments in passive foreign investment companies
("PFICs"). These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2020 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected the subadviser for each of the Funds as
noted below, and provides investment management evaluation
services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2020, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
GS Emerging Markets $ (22,249) $ 22,249
GS International 68,092 (68,092)
GS Large Cap (40,823) 40,823
GS Small Cap (38,904) 38,904
U.S. 130/30 (16,343,755) 16,343,755
Amounts designated as "—" are zero or have been rounded to zero.
Fund Subadviser
GS Emerging Markets Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.

1940 Act Funds - December 31, 2020 - Notes to Financial Statements - 95
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2020, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2020, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2020, NFM earned an
aggregate of $1,612,565 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory
Fee Rate
GS Emerging Markets 0.91%
GS International 0.71
GS Large Cap 0.53
GS Small Cap 0.70
U.S. 130/30 0.76
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

96 - Notes to Financial Statements - December 31, 2020 - 1940 Act Funds
For the year ended December 31, 2020, the Funds' aggregate
portion of such costs amounted to $22,730.
4. Line of Credit, Interfund Lending and Earnings Credit
Effective July 9, 2020, the Trust and NMF (together, the “Trusts”)
have renewed the credit agreement with JPMorgan, The Bank
of New York Mellon, and Wells Fargo Bank National Association
(the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended December
31, 2020, the Funds had no borrowings under the line of credit.
Effective July 9, 2020, certain Funds became a party to this agreement. GS Emerging Markets is not yet a party to this
agreement, although it will be added as a party upon renewal of the agreement.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the year ended December 31,
2020, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the year ended December 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases Sales
GS Emerging Markets $ 957,272,773 $ 405,261,560
GS International 2,254,023,329 2,484,449,890
GS Large Cap 5,342,313,524 5,716,124,650
GS Small Cap 258,580,408 253,741,001
U.S. 130/30 610,463,185 714,404,059

1940 Act Funds - December 31, 2020 - Notes to Financial Statements - 97
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
The tax character of distributions paid during the year ended December 31, 2019 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ – $ – $ – $ – $ –
GS International 1,414,005 473,414 1,887,419 – 1,887,419
GS Large Cap 29,515,357 5,418,869 34,934,226 – 34,934,226
GS Small Cap 4,380,567 504,415 4,884,982 – 4,884,982
U.S. 130/30 – – – – –
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ – $ – $ – $ – $ –
GS International – – – – –
GS Large Cap 4,637,035 – 4,637,035 – 4,637,035
GS Small Cap 252,406 – 252,406 – 252,406
U.S. 130/30 – 718 718 1,283,951 1,284,669
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

98 - Notes to Financial Statements - December 31, 2020 - 1940 Act Funds
As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2020.
10. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
11. Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
GS Emerging Markets $ 13,150,449 $ 309,210 $ 13,459,659 $ – $ – $ 104,589,171 $ 118,048,830
GS International 43,303,839 – 43,303,839 – (160,719,751) 208,125,280 90,709,368
GS Large Cap 40,988,091 16,360,192 57,348,283 – – 452,872,521 510,220,804
GS Small Cap 622,286 – 622,286 – (2,164,321) 29,314,149 27,772,114
U.S. 130/30 – 67,667 67,667 – – 196,606,215 196,673,882
Amounts designated as "−" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 581,029,467 $ 116,055,165 $ (11,407,163) $ 104,648,002
GS International 1,262,123,325 218,246,206 (10,579,841) 207,666,365
GS Large Cap 2,292,392,314 468,222,229 (15,349,708) 452,872,521
GS Small Cap 207,737,825 36,267,795 (6,953,646) 29,314,149
U.S. 130/30 739,075,185 210,952,095 (14,345,880) 196,606,215
Fund Amount
GS International $(160,719,751)
GS Small Cap (2,164,321)

1940 Act Funds - December 31, 2020 - Report of Independent Registered Public Accounting Firm - 99
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of each of NVIT GS Emerging
Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund,
NVIT GS Small Cap Equity Insights Fund and NVIT U.S. 130/30 Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds listed in the table below (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of
December 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of
Nationwide Variable Insurance Trust, since 1997.
NVIT GS Emerging Markets Equity Insights Fund (1) NVIT GS Small Cap Equity Insights Fund (4)
NVIT GS International Equity Insights Fund (2) NVIT U.S. 130/30 Equity Fund (3)
NVIT GS Large Cap Equity Insights Fund (3)
(1) Statement of operations and changes in net assets for the period July 17, 2020 (commencement of operations) through
December 31, 2020
(2) Statement of operations for the year ended December 31, 2020, and statement of changes in net assets for the year ended
December 31, 2020 and the period November 15, 2019 (commencement of operations) through December 31, 2019
(3) Statement of operations for the year ended December 31, 2020, and statement of changes in net assets for the year ended
December 31, 2020 and the period October 25, 2019 (commencement of operations) through December 31, 2019
(4) Statement of operations for the year ended December 31, 2020, and statement of changes in net assets for the year ended
December 31, 2020 and the period October 11, 2019 (commencement of operations) through December 31, 2019

100 - Supplemental Information - December 31, 2020 (Unaudited) - 1940 Act Funds
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Emerging Markets Equity Insights Fund
Initial Approval of Nationwide Fund Advisors Investment
Advisory Agreement and Goldman Sachs Asset
Management, L.P. Sub-advisory Agreement
Summary of Factors Considered by the Board
At the June 12, 2019 meeting of the Board of Trustees, the
Board, including the Independent Trustees, considered and
unanimously approved, on behalf of NVIT GS Large Cap Equity
Insights Fund, NVIT GS Small Cap Equity Insights Fund, NVIT
GS International Equity Insights Fund, and NVIT GS Emerging
Markets Equity Insights Fund (the “Funds”), the Investment
Advisory Agreement with Nationwide Fund Advisors (“NFA”)
and the Sub-advisory Agreement with Goldman Sachs Asset
Management, L.P. (“GSAM”) (each, an “Advisory Agreement,”
and together, the “Advisory Agreements”). The Board was
provided with detailed materials relating to the Funds, NFA, and GSAM in advance of the meeting. The Independent
Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Advisory Agreements.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by NFA and GSAM under the Advisory Agreements, including
information relating to the investment strategies and processes for each of the Funds. The Board also considered the experience of the investment personnel of GSAM who would be managing
the Funds. The Board considered performance information
that was based on the performance of the GSAM strategies
that would be used by the Funds, including information shown with respect to the Large Cap and Emerging Markets strategies
“back-tested” to incorporate strategy modifications requested by NFA.
The Board considered the advisory fees that NFA proposed
for the Funds and the proposed sub-advisory fees for each
of the Funds. The Board considered the category of peer
funds to which NFA expected each Fund to be assigned,
and considered NFA’s statement that actual advisory fees
of the Funds were in each case below the median of the
management fees of the funds in the Funds’ presumed Lipper,
Inc. categories, and in the case of each of the Funds other than the NVIT GS International Equity Insights Fund, in the first or second quintile in comparison with the Fund’s peers as ranked by Broadridge Financial Solutions, Inc. (third quintile in the case of the NVIT GS International Equity Insights Fund). The
Board also considered NFA’s statement that the Funds’ total
expense ratios were in each case below the medians of their
Lipper categories and in the first or second quintile compared to their Broadridge peers. The Board considered that the non-
compensatory terms of the proposed Advisory Agreements
were substantially similar in all material respects to the terms of advisory and sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
The Trustees considered whether each of the Funds may
benefit from economies of scale realized by the Adviser in the event of growth in a Fund’s assets. The Trustees noted that
the advisory and sub-advisory fee rate schedules for each of the Funds are subject to contractual breakpoints reducing the
Fund’s advisory and sub-advisory fee rates if the assets of a
Fund increase over certain thresholds.
The Board determined to defer any review of potential fallout benefits of the Advisory Agreements to NFA and GSAM, if any, until the Funds had been in operation for a reasonable period of time.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two-year period
commencing from the execution of the Advisory Agreements.
Amundi NVIT Multi-Sector Bond Fund
BlackRock NVIT Equity Dividend Fund
BlackRock NVIT Managed Global Allocation Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT
Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT
Nationwide Fund)
NVIT Columbia Overseas Value Fund (formerly, Templeton
NVIT International Value Fund)
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Disciplined Equity Fund
NVIT J.P. Morgan Mozaic Multi-Asset Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT
Multi-Manager Large Cap Growth Fund)
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT
Dynamic U.S. Growth Fund)
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly,
American Century NVIT Multi Cap Value Fund)
NVIT Newton Sustainable U.S. Equity Fund (formerly,
Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund

1940 Act Funds - December 31, 2020 (Unaudited) - Supplemental Information - 101
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-
Manager Mid Cap Growth Fund)
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, however, the
Securities and Exchange Commission issued an exemptive
order suspending the in-person voting requirements of the
Investment Company Act of 1940, as amended for approval of
investment advisory agreements, subject to certain conditions.
The Trustees relied on this order in connection with their 2020 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2020 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2020)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
groups created by Broadridge of similar or peer group funds.
An independent consultant retained by the Board provided
input to Broadridge as to the composition of the various
performance universes, expense groups and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met with representatives of the Adviser at
the Trustees’ regular quarterly meetings in September and
December 2020 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met
with independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”) in October and in November,
to review information and materials provided to them, and to formulate requests for additional information. The Trustees
submitted supplemental information requests to the Adviser
following each meeting. At the Trustees’ regular quarterly
meeting in December 2020, the Trustees met to give final
consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and

102 - Supplemental Information - December 31, 2020 (Unaudited) - 1940 Act Funds
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that DoubleLine NVIT Total Return
Tactical Fund, NVIT AllianzGI International Growth Fund, NVIT
AQR Large Cap Defensive Style Fund, NVIT Core Bond Fund,
NVIT Core Plus Bond Fund, NVIT Emerging Markets Fund,
NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights
Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT Jacobs Levy Large Cap Growth
Fund, NVIT JP Morgan Disciplined Equity Fund, NVIT JP
Morgan Mozaic Multi-Asset Fund, NVIT Mellon Dynamic U.S.
Core Fund, NVIT Mellon Dynamic U.S. Equity Income Fund,
NVIT Real Estate Fund, NVIT Short Term Bond Fund, and
NVIT Wells Fargo Discovery Fund were each shown to pay
actual management fees and to have total expense ratios
(including 12b-1/non-12b-1 fees) at levels below or equal to their peer group medians or within a generally acceptable
range above the Fund’s peer group median. In addition, the
Trustees considered that, with the exception of the Funds
referred to below in this paragraph, each of those Funds
was shown to have experienced three-year performance for
the period ended June 30, 2020 (or, if shorter, for the period since the Fund’s inception) at or above its peer group median, or within the third quintile of its peer group. With respect to
NVIT Core Bond Fund, the Trustees noted that the Fund had
experienced three-year performance in the fourth quintile of its peer group and considered management’s statement that the
Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to its peer group. With respect to NVIT GS International Equity Insights Fund, NVIT
GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity
Insights Fund, NVIT iShares
®
Fixed Income ETF Fund NVIT
iShares
®
Global Equity ETF Fund, NVIT JP Morgan Disciplined
Equity Fund, and NVIT JP Morgan Mozaic Multi-Asset Fund,
the Trustees considered that these Funds had been relatively recently organized and did not have three years of performance.
With respect to NVIT Jacobs Levy Large Cap Growth Fund and
NVIT Mellon Dynamic U.S. Equity Income Fund, the Trustees
considered that a new subadviser was appointed to the Fund
in May 2020 and April 2020, respectively, and additional time was necessary to evaluate each Fund’s performance under
the new subadviser. The Trustees determined on the basis of
all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Amundi NVIT Multi-Sector Bond Fund,
BlackRock NVIT Managed Global Allocation Fund, Federated
NVIT High Income Bond Fund, Neuberger Berman NVIT Multi-
Cap Opportunities Fund, NVIT Columbia Overseas Value Fund,
NVIT Government Bond Fund, NVIT Government Money Market
Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Newton Sustainable U.S.
Equity Fund, and NVIT U.S. 130/30 Equity Fund, the Trustees
considered that, although each Fund was shown to pay actual
management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was equal to or lower than or within a generally acceptable range of the Fund’s peer group median. The Trustees considered that each of
Federated NVIT High Income Bond, Neuberger Berman NVIT
Multi-Cap Opportunities Fund, NVIT Columbia Overseas Value
Fund, NVIT Government Bond Fund, NVIT Government Money
Market Fund, and NVIT Managed American Funds Asset
Allocation Fund had experienced three-year performance for
the period ended June 30, 2020 at or above its peer group
median, or within the third quintile of its peer group. With respect to Amundi NVIT Multi-Sector Bond Fund, the Trustees
noted that the Fund had experienced three-year performance
in the fifth quintile of its peer group and considered that in
February 2019 the Fund’s prior sub-adviser was replaced. With respect to BlackRock NVIT Managed Global Allocation Fund,
the Trustees noted that the Fund had experienced three-year
performance below its peer group median and considered the
Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market
conditions, including those experienced in recent periods. With respect to NVIT International Equity Fund, the Trustees noted
that the Fund had experienced three-year performance in the
fifth quintile of its peer group and considered the Adviser’s statement that it is considering future opportunities for the Fund in light of its recent underperformance and its stronger long-
term (ten-year) performance. With respect to NVIT Newton
Sustainable U.S. Equity Fund, the Trustees noted that the Fund had experienced three-year performance below its peer group
median and considered that a new sub-adviser was appointed
in May 2020 and additional time was necessary to evaluate the
Fund’s performance under the new subadviser. With respect
to NVIT U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been relatively recently organized and did not
have three years of performance. The Trustees determined on
the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s Advisory
Agreement.

1940 Act Funds - December 31, 2020 (Unaudited) - Supplemental Information - 103
With respect to BlackRock NVIT Equity Dividend Fund,
the Trustees noted that the Fund was shown to pay actual
management fees at a level higher than its peer group median and that the Fund’s total expense ratio (including 12b-1/non-
12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared
acceptable, particularly in light of its favorable levels of three-
year investment performance shown to be within the second
quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund was consistent with the
continuation of the Fund’s advisory agreement.
With respect to NVIT Managed American Funds Growth &
Income Fund, the Trustees considered that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees)
was higher than the Fund’s peer group median, the Fund was
shown to pay actual management fees at a level lower than
its peer group. They noted that the Fund had experienced
three-year performance below its peer group median and
considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under
various market conditions, including those experienced in
recent periods. The Trustees determined on the basis of all
of the information presented to them that the expense and
performance information of the Fund was consistent with the
continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that each Fund’s advisory fee rate schedule, with the
exception of Blackrock NVIT Managed Global Allocation Fund,
NVIT iShares
®
Fixed Income ETF Fund, and NVIT iShares
®
Global Equity ETF Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might in the future become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their meeting in December 2020.
Other Federal Tax Information
For the year ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended December 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
GS Emerging Markets 0.52%
GS International –
GS Large Cap 34. 41
GS Small Cap 26. 29
U.S. 130/30 –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
GS Emerging Markets $ –
GS International 473,414
GS Large Cap 5,418,869
GS Small Cap 504,415
U.S. 130/30 –
Amounts designated as "−" are zero or have been rounded to zero.

104 - Supplemental Information - December 31, 2020 (Unaudited) - 1940 Act Funds
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2020, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2020, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
GS Emerging Markets $ 3,119,020 $ 0.0576
GS International 29,350,438 0.2160
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
GS Emerging Markets $ 510,795 $ 0.0094
GS International 2,455,125 0.0181
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –
Amounts designated as "−" are zero or have been rounded to zero.

1940 Act Funds - December 31, 2020 - Management Information - 105
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

106 - Management Information - December 31, 2020 - 1940 Act Funds
Interested Trustee
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

1940 Act Funds - December 31, 2020 - Management Information - 107
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act , which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

108 - Market Index Definitions - December 31, 2020 - 1940 Act Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

1940 Act Funds - December 31, 2020 - Market Index Definitions - 109
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

110 - Market Index Definitions - December 31, 2020 - 1940 Act Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

1940 Act Funds - December 31, 2020 - Market Index Definitions - 111
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-40 ( 2-21 )

Annual Report
December 31, 2020
Nationwide Variable Insurance Trust
American Funds
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Nationwide Funds
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 20
Statements of Assets and Liabilities 22
Statements of Operations 26
Statements of Changes in Net Assets 28
Financial Highlights 32
Notes to Financial Statements 37
Report of Independent Registered Public Accounting Firm 44
Supplemental Information 45
Management Information 47
Market Index Definitions 50

Nationwide Variable Insurance Trust - December 31, 2020 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced an unprecedented period of volatility during the annual reporting period ended December 31, 2020, as investors tried to make
sense out of the coronavirus outbreak and the resulting
economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown before recovering as the period closed, with growth rates -5.0% in the first quarter of 2020, a record
-31.4% in the second quarter and a record +33.1% in the third quarter. Economists estimate a continued rebound in 2021.
Corporate profits collapsed, with a decline of 16% forecast for
2020 but is expected to recover within the next year as the
economy continues to emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
spurred from the Pandemic outbreak, and the lasting
implications remain unclear.
Asset Class
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the year. The S&P
500
®
Index (“S&P 500”) started the period strong, as an
accommodating Federal Reserve and steady economic growth
drove a cumulative return of 5.0% through mid-February. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23,
2020. Since 1950, there have been five previous occasions
where the S&P 500 fell 30%, taking on average 297 trading
days (roughly a year and 2 months), with 1987 the previous
quickest decline at 70 days. This time, it took 20 days.
Aggressive fiscal and monetary policy, paired with the prospect for an economic reopen, drove investor sentiment higher, with a 69% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 18.4%, which is impressive given the severe disruption caused by COVID-19.
Fixed income returns were positive, with a substantial drop
in interest rates more than offsetting modestly wider credit spreads.
International markets followed a similar pattern as domestic, though the MSCI EAFE
®
Index continued to lag the S&P
500, returning just 7.8%, while the MSCI Emerging Markets
®
Index was roughly in line at 18.3%. The global outbreak and
subsequent economic shutdown had a broad impact, though
the strong economic rebound and aggressive global central
bank stimulus led to strong performance in the second-half of the period .
The S&P 500 was higher in seven of the 12-months during
the reporting period.
While much of 2020 was characterized by near-universal strong returns and low volatility for risk-assets, volatility dramatically improved through the reporting period, though most risk-
assets delivered positive returns. Growth stocks substantially outperformed value stocks, while small-cap stocks staged an
impressive rebound and modestly outperformed large cap
stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus, first by bringing the Fed Funds target rate
to effectively 0% by March 15, followed by an aggressive
bond buying program that nearly doubled the balance sheet
from $4.2 trillion to $7.4 trillion through the period. Fed Chair
Powell has indicated that they will remain active in supporting the market, and there is no maximum to their balance sheet
growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.92% to a record-
low of 0.50% as of March 9, 2020 before bouncing modestly to
0.92% by period-end. The 2-year yield dropped from 1.57% to
0.12%, widening the spread between the two yields to 0.80%.
The following chart provides returns for various market
segments for the year ended December 31, 2020:
Index
Annual Total Return
(as of December 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 6.52%
Bloomberg Barclays
Municipal Bond 5.21%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.33%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 13.56%
Bloomberg Barclays U.S.
Aggregate Bond 7.51%
Bloomberg Barclays U.S.
Corporate High Yield 7.11%
MSCI EAFE
®
7.82%
MSCI Emerging Markets
®
18.31%
MSCI World ex USA 10.65%
Russell 1000
®
Growth 38.49%
Russell 1000
®
Value 2.8%
Russell 2000
®
19.96%
S&P 500
®
18.40%
Source: Morningstar

2 - Message to Investors - December 31, 2020 - Nationwide Variable Insurance Trust
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
professional.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

American Funds NVIT Asset Allocation Fund - December 31, 2020 - Fund Commentary - 3
For the annual period ended December 31, 2020, the American
Funds NVIT Asset Allocation Fund (Class II) returned 12.00%
versus 18.40% for its benchmark, the S&P 500
®
Index (S&P
500). For broader comparison, the median return for the Fund’s
Morningstar
®
insurance funds peer category, Allocation–50% to
70% Equity (consisting of 673 funds as of December 31, 2020)
was 11.42% for the same period. Performance for the Fund’s
other share class versus the Fund’s benchmark is stated in
the Average Annual Total Return chart in this report’s Fund
Performance section.
Below is the 2020 annual report commentary from American
Funds Insurance Series
®
Asset Allocation Fund (Asset
Allocation Fund), which is the sole investment of the American
Funds NVIT Asset Allocation Fund. The Asset Allocation Fund’s
performance return shown below and the American Funds
NVIT Asset Allocation Fund’s performance return given above
are different because different expense ratios apply to the
Asset Allocation Fund versus the American Funds NVIT Asset
Allocation Fund.
Asset Allocation Fund, which is a mix of stocks and bonds,
gained 12.71% for the 12 months ended December 31,
2020. Standard & Poor’s 500 Composite Index
1
, a market
capitalization-weighted index based on the results of
approximately 500 widely held common stocks, was up 18.40%
over the same period, while the Bloomberg Barclays U.S.
Aggregate Bond Index
2
, which represents the U.S. investment-
grade (rated BBB/Baa and above) fixed-rate bond market,
returned 7.51%. A blend of the two indexes, the 60%/40% S&P
500 Index/Bloomberg Barclays U.S. Aggregate Bond Index
3
,
gained 14.73%. Effective May 1, 2020, the Fund has elected
to use the 60%/40% S&P 500 Index/Bloomberg Barclays U.S.
Aggregate Bond Index as its primary benchmark, because it
comes closest to reflecting its investment universe and best measures its long-term results and portfolio managers’ success over time.
U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced
recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer
discretionary and communication services stocks that
benefited from stay-at-home restrictions led markets, including
Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication
services gained 33% and 24%, respectively. Energy lagged
all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced
below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financial sectors were also negative for the year, each declining 2%.
Investments in the technology sector —the Fund’s largest sector holding — contributed to the Fund’s relative returns. Within the sector, TSMC and ASML Holding contributed to relative results with double-digit returns that outpaced the general market.
On the downside, commercial aerospace company Boeing
detracted from relative returns as shares slumped in the face of unprecedented disruptions arising from the COVID-19
pandemic. The Fund’s fixed income investments were additive
to relative returns due to sector positioning and security
selection.
The Fund’s portfolio managers continue to evaluate the
economic and market/sector implications of the current
administration’s decisions regarding trade. The Fund’s cash
position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.
Portfolio Managers:
Alan N. Berro, David A. Daigle, Peter Eliot, Jeffrey T. Lager, Jin
Lee, James R. Mulally and John R. Queen – Capital Research
and Management Company
SM
1
Source: S&P Dow Jones Indices LLC.
2
Source: Bloomberg Index Services Ltd.
3
Sources: Bloomberg Index Services Ltd. and S&P Dow Jones
Indices LLC. Blends the S&P 500 with the Bloomberg Barclays
U.S. Aggregate Index by weighting their total returns at 60%
and 40%, respectively. Results assume the blend is rebalanced monthly.
Asset Allocation Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
The American Funds NVIT Asset Allocation Fund (the “Fund”)
is considered a “feeder” fund because it invests all its assets in the Class 1 shares of the master fund, the Asset Allocation
Fund (the “Master Asset Allocation Fund”), a series of American
Funds Insurance Series
®
, a registered open-end investment
company. The Fund may be subject to master-feeder structure
risk. Other feeder funds also may invest in the Master Asset
Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Asset
Allocation Fund. Also, a large-scale redemption by another
feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining
feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than

4 - Fund Commentary - December 31, 2020 - American Funds NVIT Asset Allocation Fund
U.S. securities). The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-
quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions
than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also
subject to the claims-paying ability of the issuing company.
The Fund may invest in more-aggressive investments such as
derivatives (many of which create investment leverage and are highly volatile). The Fund is subject to securities lending risk (a borrower may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). The Fund is subject to cash position risk (the Fund may miss investment opportunities). Please refer to the most recent prospectus for a more-detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

American Funds NVIT Asset Allocation Fund - December 31, 2020 - Fund Commentary - 5
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 12.00% 10.16% 9.49% 4/28/2006
S&P 500
®
Index 18.40% 15.22% 13.88%
Bloomberg Barclays U.S.
Aggregate Bond Index 7.51% 4.44% 3.84%
Blended Index
2
15.37% 11.23% 10.12%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.10% 0.95%
^ Current effective prospectus dated April 29, 2020. The table reflects the aggregate expenses of both the Master Fund and the
Fund. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2021.
Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’
actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

6 - Fund Commentary - December 31, 2020 - American Funds NVIT Asset Allocation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Asset Allocation Fund versus performance of the S&P 500
®
Index, the Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index and the Blended Index*
over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
* The Fund’s Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index.

American Funds NVIT Bond Fund - December 31, 2020 - Fund Commentary - 7
For the annual period ended December 31, 2020, the
American Funds NVIT Bond Fund (Class II) returned 9.21%
versus 7.51% for its benchmark, the Bloomberg Barclays U.S.
Aggregate Bond Index. For broader comparison, the median
return for the Fund’s Morningstar
®
insurance funds peer
category, Intermediate Core Bond (consisting of 415 funds as of December 31, 2020) was 7.48% for the same period.
Below is the 2020 annual report commentary from American
Funds Insurance Series
®
Bond Fund (Bond Fund), which is
the sole investment of the American Funds NVIT Bond Fund).
The Bond Fund’s performance return shown below and the
American Funds NVIT Bond Fund’s performance return given
above are different because different expense ratios apply to the Bond Fund versus the American Funds NVIT Bond Fund.
Bond Fund gained 9.96% for the 12 months ended December
31, 2020. In comparison, the Fund’s benchmark, the Bloomberg
Barclays U.S. Aggregate Bond Index
1
, which represents the
U.S. investment-grade (rated BBB/Baa and above) fixed-rate
bond market, returned 7.51%.
Bond markets rebounded sharply supported by extraordinary
measures from the Federal Reserve. The central bank slashed
interest rates to near-zero in March, launched an array of
emergency lending programs, and purchased corporate and
government debt. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous
year. Corporate spreads ended the year near pre-pandemic
levels. The Treasury curve steepened amid declining yields.
The Fund benefitted from security selection, sector selection and duration positioning. Within sector selection, overweights in investment-grade corporates and agency mortgage backed
securities helped relative results. Also, out-of-benchmark
investments in Treasury Inflation Protected Securities (TIPS)
and high-yield bonds all added to relative returns. Within
security selection, bonds issued by Teva Pharmaceutical were notable contributors. Municipal issuers such as the State of
Illinois and Chicago Board of Education detracted over the
period.
Valuations have largely recovered from the lows seen in March.
Consequently, managers have begun reducing risk in the
portfolio and will likely continue if valuations improve further.
This will enable managers to take advantage of future volatility by purchasing bonds when prices look more attractive at that time. With interest rates at relatively low levels and the Fed holding short-term rates near zero, managers expect longer
term yields to rise as the economic backdrop improves.
Managers believe that stimulative fiscal and monetary policy should help to keep U.S. economic growth positive. Although the portfolio is positioned toward an economic recovery, managers anticipate a high level of uncertainty and a fragile state of the economy. As such, careful, research-driven security selection will continue to be an important driver of future investment results.
1
Source: Bloomberg Index Services Ltd.
Portfolio Managers:
Pramod Atluri and David A. Hoag – Capital Research and
Management Company
SM
Bond Fund results shown are for past periods and are not
predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
The American Funds NVIT Bond Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class
1 shares of the master fund, the Bond Fund (the “Master
Bond Fund”), a series of American Funds Insurance Series
®
,
a registered open-end investment company. The Fund may be
subject to master-feeder structure risk. Other feeder funds also may invest in the Master Bond Fund. A larger feeder fund could have more voting power than the Fund over the operations
of the Master Bond Fund. Also, a large-scale redemption by
another feeder fund may increase the proportionate share of
the costs of the Master Bond Fund borne by the remaining
feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile).
These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may
invest in more-aggressive investments such as derivatives
(many of which create investment leverage and are highly
volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2020 - American Funds NVIT Bond Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 9.21% 4.52% 3.51% 4/28/2006
Bloomberg Barclays U.S.
Aggregate Bond Index 7.51% 4.44% 3.84%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.19% 1.04%
^ Current effective prospectus dated April 29, 2020. The table reflects the aggregate expenses of both the Master Fund and the
Fund. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2021.
Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’
actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

American Funds NVIT Bond Fund - December 31, 2020 - Fund Commentary - 9
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Bond Fund versus performance of the Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - December 31, 2020 - American Funds NVIT Global Growth Fund
For the annual period ended December 31, 2020, the American
Funds NVIT Global Growth Fund (Class II) returned 29.93%*
versus 16.25% for its benchmark, the MSCI ACWI. For broader
comparison, the median return for the Fund’s Morningstar
®
insurance funds peer category, World Large Stock (consisting of 867 funds as of December 31, 2020), was 17.50% for the
same period.
Below is the 2020 annual report commentary from American
Funds Insurance Series
®
Global Growth Fund (Global Growth
Fund), which is the sole investment of the American Funds NVIT
Global Growth Fund. The Global Growth Fund’s performance
return shown below and the American Funds NVIT Global
Growth Fund’s performance return given above are different
because different expense ratios apply to the Global Growth
Fund versus the American Funds NVIT Global Growth Fund.
Global Growth Fund advanced 30.79% for the 12 months
ended December 31, 2020, compared with a 16.25% increase
in its benchmark index, MSCI ACWI (All Country World Index)
1
,
a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global
developed and emerging markets, consisting of more than 40
developed and emerging market country indexes.
Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid
development of coronavirus vaccines. In a year marked by
unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted a few key market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a
volatile year that included a pandemic-induced recession, a
sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-
imposed lockdowns and a severe recession. Emerging markets
posted solid gains for a second consecutive year, led by
China’s economic rebound and the technology-export-driven
economies of Taiwan and South Korea.
Stock selection and allocation within the information technology sector were large relative return drivers. The Fund’s relative weightings in ASML and TSMC benefitted the Fund as both
outpaced the wider market and were among the top contributors to the Fund’s relative returns. Consumer discretionary stock
Amazon also helped the Fund’s relative returns, as its returns outpaced the market.
The biggest drag on relative results was Apple – a stock the
Fund did not own – as it proved to be one of the strongest
performers for the year.
On a geographic basis, stocks of companies domiciled in the
United States and the Netherlands were additive to results,
while stocks of companies based in France and Switzerland
detracted.
The Fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high quality products, and whose values are not yet fully reflected in their share prices.
Portfolio Managers:
Patrice Collette, Paul Flynn and Jonathan Knowles – Capital
Research and Management Company
SM
1
Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
Global Growth Fund results shown are for past periods and
are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
*High double-digit returns are not typical and unsustainable.
The American Funds NVIT Global Growth Fund (the “Fund”) is
considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Global Growth
Fund (the “Master Global Growth Fund”), a series of American
Funds Insurance Series
®
, a registered open-end investment
company. The Fund may be subject to master-feeder structure
risk. Other feeder funds also may invest in the Master Global
Growth Fund. A larger feeder fund could have more voting
power than the Fund over the operations of the Master Global
Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the
Master Global Growth Fund borne by the remaining feeder
fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic
developments and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth funds may underperform other
funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

American Funds NVIT Global Growth Fund - December 31, 2020 - Fund Commentary - 11
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 29.93% 15.79% 12.39% 4/28/2006
MSCI ACWI
SM
16.25% 12.26% 9.13%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.37% 1.22%
^ Current effective prospectus dated April 29, 2020. The table reflects the aggregate expenses of both the Master Fund and the
Fund. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2021.
Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’
actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

12 - Fund Commentary - December 31, 2020 - American Funds NVIT Global Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distribution.
Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Global Growth Fund versus performance of the MSCI ACWI
SM
over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

American Funds NVIT Growth Fund - December 31, 2020 - Fund Commentary - 13
For the annual period ended December 31, 2020, the American
Funds NVIT Growth Fund (Class II) returned 51.49%* versus
18.40% for its benchmark, the S&P 500
®
Index (S&P 500).
For broader comparison, the median return for the Fund’s
Morningstar
®
insurance funds peer category, Large Growth
(consisting of 1,289 funds as of December 31, 2020), was
34.89% for the same period.
Below is the 2020 annual report commentary from the American
Funds Insurance Series
®
Growth Fund (Growth Fund), which is
the sole investment of the American Funds NVIT Growth Fund.
The Growth Fund’s performance return shown below and the
American Funds NVIT Growth Fund’s performance return
given above are different because different expense ratios
apply to the Growth Fund versus the American Funds NVIT
Growth Fund.
Growth Fund gained 52.45% for the 12 months ended
December 31, 2020, compared with a 18.40% increase in its
benchmark index, Standard & Poor’s 500 Composite Index
1
,
a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced
recession, a sharp bear market, civil unrest and a contentious presidential election. Information Technology, Consumer
Discretionary and Communication Services stocks that
benefited from stay-at-home restrictions led markets, including
Amazon and Netflix. Overall, the Information Technology sector rose 44%, while Consumer Discretionary and Communication
Services gained 33% and 24%, respectively. Energy lagged
all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced
below $0 for the first time in history amid fears of dwindling storage capacity. The Real Estate and Financial sectors were also negative for the year, each declining 2%.
The Fund’s top contributors in relative terms were the
Consumer Discretionary and Communication Services sectors.
Investments in Tesla and Netflix were additive to relative
results. Tesla’s shares soared as founder Elon Musk’s effort to bring electric vehicles into the mainstream gained traction, transforming the company’s underlying financial performance.
On the downside, investments in Suncor Energy and MTU Aero
Engines detracted from relative returns. The Fund’s significantly lower-than-benchmark position in Apple, which proved to be a high-performing stock, also detracted from relative returns.
Although U.S. economic growth remained solid, the Fund’s
portfolio managers are keeping a close watch on the impact
of COVID-19 recovery and stimulus measures on economic
indicators. Portfolio managers continue to favor well-positioned companies with capital appreciation potential that are capable of generating outstanding returns in myriad near-term economic environments. They also remain optimistic that our global
research will help us identify attractive long-term investment opportunities.
Portfolio Managers:
Mark L. Casey, Michael T. Kerr, Anne-Marie Peterson, Andraz
Razen and Alan J. Wilson – Capital Research and Management
Company
SM
*High double-digit returns are unusual and cannot be sustained.
1
Source: S&P Dow Jones Indices LLC.
Growth Fund results shown are for past periods and are not
predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
The American Funds NVIT Growth Fund (the “Fund”) is
considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Growth Fund (the
“Master Growth Fund”), a series of American Funds Insurance
Series
®
, a registered open-end investment company. The
Fund may be subject to master-feeder structure risk. Other
feeder funds also may invest in the Master Growth Fund. A
larger feeder fund could have more voting power than the Fund over the operations of the Master Growth Fund. Also, a large-
scale redemption by another feeder fund may increase the
proportionate share of the costs of the Master Growth Fund
borne by the remaining feeder fund shareholders, including the
Fund.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic
developments and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth funds may underperform other
funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2020 - American Funds NVIT Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception Class II
51.49% 22.27% 16.38% 4/28/2006 S&P 500® Index 18.40%
15.22% 13.88%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.16% 1.01%
^
Current effective prospectus dated April 29, 2020. The table reflects the aggregate expenses of both the Master Fund and the
Fund.The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

American Funds NVIT Growth Fund - December 31, 2020 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Growth Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2020 - American Funds NVIT Growth-Income Fund
For the annual period ended December 31, 2020, the American
Funds NVIT Growth-Income Fund (Class II) returned 13.08%
versus 18.40% for its benchmark, the S&P 500
®
Index (S&P
500). For broader comparison, the median return for the
Fund’s Morningstar insurance funds peer category, Large
Blend (consisting of 1363 funds as of December 31, 2020),
was 14.84% for the same period. Performance for the Fund’s
other share class versus the Fund’s benchmark is stated in
the Average Annual Total Return chart in this report’s Fund
Performance section.
Below is the 2020 annual report commentary from the American
Funds Insurance Series
®
Growth-Income Fund (Growth-
Income Fund), which is the sole investment of the American
Funds NVIT Growth-Income Fund. The Growth-Income Fund’s
performance return shown below and the American Funds NVIT
Growth-Income Fund’s performance return given above are
different because different expense ratios apply to the Growth-
Income Fund versus the American Funds NVIT Growth-Income
Fund.
Growth-Income Fund gained 13.81% for the 12 months ended
December 31, 2020, compared with a 18.40% increase in its
benchmark index, Standard & Poor’s 500 Composite Index
1
,
a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced
recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer
discretionary and communication services stocks that
benefited from stay-at-home restrictions led markets, including
Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication
services gained 33% and 24%, respectively. Energy lagged
all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced
below $0 for the first time in history amid fears of dwindling storage capacity. The Real Estate and Financial sectors were also negative for the year, each declining 2%.
Regarding the Fund, investments in the communications
services sector contributed the most to the Fund’s relative
returns. Among these stocks, Netflix added the most to the
Fund’s relative results as shares soared while stay-at-home
orders spurred demand for internet-streaming media. On the
downside, the Fund’s lower-than-index position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the Fund’s lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market
over the period.
The Fund’s portfolio managers continue to look for compelling investment opportunities, buying stocks they believe represent the best value over the long term.
Portfolio Managers:
J. Blair Frank, Claudia P. Huntington, S. Keiko McKibben,
Donald D. O’Neal, William L. Robbins and Dylan Yolles –
Capital Research and Management Company
SM
1
Source: S&P Dow Jones Indices LLC.
Growth-Income Fund results shown are for past periods and
are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.
com/afis. For month-end results and information about your
insurance contract, go to nationwide.com.
The American Funds NVIT Growth-Income Fund (the “Fund”)
is considered a “feeder” fund because it invests all its assets in the Class 1 shares of the master fund, the Growth-Income
Fund (the “Master Growth-Income Fund”), a series of American
Funds Insurance Series
®
, a registered open-end investment
company. The Fund may be subject to master-feeder structure
risk. Other feeder funds also may invest in the Master Growth-
Income Fund. A larger feeder fund could have more voting
power than the Fund over the operations of the Master Growth-
Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the
Master Growth-Income Fund borne by the remaining feeder
fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth funds may
underperform other funds that use different investing styles.
The Fund also is subject to dividend risk. Income provided by the Fund could be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Master Growth-Income Fund invests. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

American Funds NVIT Growth-Income Fund - December 31, 2020 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 13.08% 13.49% 12.31% 4/27/2007
S&P 500
®
Index 18.40% 15.22% 13.88%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.09% 0.94%
^ Current effective prospectus dated April 29, 2020. The table reflects the aggregate expenses of both the Master Fund and the
Fund. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2021.
Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’
actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2020 - American Funds NVIT Growth-Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Growth-Income Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/20. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

20 - Shareholder Expense Example - December 31, 2020 - American Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (July 1, 2020)
and continued to hold your shares at the end of the reporting period (December 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from July 1, 2020 through December 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from July 1, 2020 through December 31, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
(a)
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)(b)
American Funds NVIT Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,140.00 3.44 0.64
Hypothetical
(c)(d)
1,000.00 1,021.92 3.25 0.64
American Funds NVIT Bond Fund
Class II Shares
Actual
(c)
1,000.00 1,027.70 3.21 0.63
Hypothetical
(c)(d)
1,000.00 1,021.97 3.20 0.63
American Funds NVIT Global Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,250.80 3.68 0.65
Hypothetical
(c)(d)
1,000.00 1,021.87 3.30 0.65

American Funds - December 31, 2020 - Shareholder Expense Example - 21
Beginning Account
Value($) 7/1/20
Ending Account
Value($) 12/31/20
Expenses Paid
During Period ($)
7/1/20 - 12/31/20
(a)
Expense Ratio
During Period (%)
7/1/20 - 12/31/20
(a)(b)
American Funds NVIT Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,355.80 3.79 0.64
Hypothetical
(c)(d)
1,000.00 1,021.92 3.25 0.64
American Funds NVIT Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 1,177.10 3.50 0.64
Hypothetical
(c)(d)
1,000.00 1,021.92 3.25 0.64
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2020 through
December 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

22 - Statements of Assets and Liabilities - December 31, 2020 - American Funds
The accompanying notes are an integral part of these financial statements.
American Funds NVIT
Asset Allocation Fund
American Funds NVIT
Bond Fund
Assets:
Investment in Master Fund (Note 1) $ 7,282,350,791 $ 3,718,710,382
Receivable for investments sold — 642,763
Receivable for capital shares issued 490,044 5,407
Prepaid expenses 10,300 6,068
Total Assets 7,282,851,135 3,719,364,620
Liabilities:
Payable for investments purchased 477,351 —
Payable for capital shares redeemed 12,693 648,170
Accrued expenses and other payables:
Fund administration fees 165,133 90,163
Master feeder service provider fee 600,907 298,718
Distribution fees 1,524,143 785,330
Administrative servicing fees 1,450,891 731,384
Accounting and transfer agent fees 653 347
Trustee fees 4,062 2,349
Custodian fees 41,726 11,287
Compliance program costs (Note 3) 7,169 3,788
Professional fees 15,305 9,396
Printing fees 58,515 33,099
Other 32,387 13,023
Total Liabilities 4,390,935 2,627,054
Net Assets $ 7,278,460,200 $ 3,716,737,566
Cost of investment in Master Fund 5,164,358,210 3,434,069,966
Represented by:
Capital $ 5,040,007,900 $ 3,340,914,615
Total distributable earnings (loss) 2,238,452,300 375,822,951
Net Assets $ 7,278,460,200 $ 3,716,737,566

American Funds - December 31, 2020 - Statements of Assets and Liabilities - 23
American Funds NVIT
Global Growth Fund
American Funds NVIT
Growth Fund
American Funds NVIT
Growth-Income Fund
$ 528,123,721 $ 1,127,682,003 $ 3,995,885,344
63,838 — 355,186
13 358,606 2,451
648 1,145 5,240
528,188,220 1,128,041,754 3,996,248,221
— 309,986 —
63,851 48,620 357,636
21,443 33,329 95,036
43,785 92,550 318,022
109,509 231,455 833,597
105,337 224,255 776,273
73 107 374
283 147 1,948
1,632 318 16,711
507 1,005 3,882
6,021 5,917 11,079
47,072 40,175 38,748
1,568 2,275 12,997
401,081 990,139 2,466,303
$ 527,787,139 $ 1,127,051,615 $ 3,993,781,918
338,126,439 669,228,350 3,186,574,565
$ 326,905,441 $ 655,650,429 $ 3,085,134,773
200,881,698 471,401,186 908,647,145
$ 527,787,139 $ 1,127,051,615 $ 3,993,781,918

24 - Statements of Assets and Liabilities - December 31, 2020 - American Funds
The accompanying notes are an integral part of these financial statements.
American Funds NVIT
Asset Allocation Fund
American Funds NVIT
Bond Fund
Net Assets:
Class II Shares $ 7,278,460,200 $ 3,716,737,566
Total $ 7,278,460,200 $ 3,716,737,566
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 272,656,224 294,190,094
Total 272,656,224 294,190,094
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 26 .69 $ 12 .63
Amounts designated as "—" are zero or have been rounded to zero.

American Funds - December 31, 2020 - Statements of Assets and Liabilities - 25
American Funds NVIT
Global Growth Fund
American Funds NVIT
Growth Fund
American Funds NVIT
Growth-Income Fund
$ 527,787,139 $ 1,127,051,615 $ 3,993,781,918
$ 527,787,139 $ 1,127,051,615 $ 3,993,781,918
13,112,056 9,328,064 70,770,231
13,112,056 9,328,064 70,770,231
$ 40 .25 $ 120 .82 $ 56 .43

26 - Statements of Operations - For the Year Ended December 31, 2020 - American Funds
The accompanying notes are an integral part of these financial statements.
American Funds
NVIT Asset
Allocation Fund
American Funds
NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 127,294,776 $ 82,351,603
Total Income 127,294,776 82,351,603
EXPENSES:
Fund administration fees 1,573,456 850,861
Master feeder service provider fees 16,773,617 8,866,562
Distribution fees Class II Shares 16,773,617 8,866,562
Administrative servicing fees Class II Shares 16,773,617 8,866,562
Professional fees 315,686 175,958
Printing fees 57,051 18,968
Trustee fees 215,919 114,174
Custodian fees 262,881 150,377
Accounting and transfer agent fees 3,883 2,133
Compliance program costs (Note 3) 27,808 15,093
Other 137,022 70,769
Total expenses before fees waived 52,914,557 27,998,019
Master feeder service provider fees waived (Note 3) (10,102,294) (5,467,006)
Net Expenses 42,812,263 22,531,013
NET INVESTMENT INCOME/(LOSS) 84,482,513 59,820,590
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 30,908,452 32,105,865
Net realized gains (losses) from:
Transactions in investment securities 7,333,754 8,749,691
Net realized gains (losses) 38,242,206 40,855,556
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 658,561,240 209,922,340
Net change in unrealized appreciation/depreciation 658,561,240 209,922,340
Net realized/unrealized gains (losses) 696,803,446 250,777,896
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 781,285,959 $ 310,598,486

American Funds - For the Year Ended December 31, 2020 - Statements of Operations - 27
American Funds
NVIT Global Growth
Fund
American Funds
NVIT Growth Fund
American Funds
NVIT Growth-
Income Fund
$ 2,689,295 $ 4,841,258 $ 57,875,252
2,689,295 4,841,258 57,875,252
142,756 234,404 859,815
1,117,655 2,125,107 8,960,050
1,117,655 2,125,107 8,960,050
1,117,655 2,125,107 8,960,050
34,243 50,382 175,234
2,108 2,191 17,142
14,414 27,658 115,823
17,896 31,109 151,602
430 637 2,179
1,885 3,594 14,842
7,029 15,186 70,243
3,573,726 6,740,482 28,287,030
(670,600) (1,275,077) (5,486,783)
2,903,126 5,465,405 22,800,247
(213,831) (624,147) 35,075,005
12,641,305 19,888,946 97,750,177
3,149,455 2,254,348 (25,489,300)
15,790,760 22,143,294 72,260,877
108,708,972 360,240,193 388,803,728
108,708,972 360,240,193 388,803,728
124,499,732 382,383,487 461,064,605
$ 124,285,901 $ 381,759,340 $ 496,139,610

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - December 31, 2020 - American Funds
American Funds NVIT Asset Allocation Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ 84,482,513 $ 99,485,418
Net realized gains 38,242,206 514,365,576
Net change in unrealized appreciation 658,561,240 632,658,579
Change in net assets resulting from operations 781,285,959 1,246,509,573
Distributions to Shareholders From:
Distributable earnings:
Class II (613,878,726) (557,108,752)
Change in net assets from shareholder distributions (613,878,726) (557,108,752)
Change in net assets from capital transactions 134,229,081 124,023,447
Change in net assets 301,636,314 813,424,268
Net Assets:
Beginning of year 6,976,823,886 6,163,399,618
End of year $ 7,278,460,200 $ 6,976,823,886
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 112,325,520 $ 78,534,678
Dividends reinvested 613,878,726 557,108,752
Cost of shares redeemed (591,975,165) (511,619,983)
Total Class II Shares 134,229,081 124,023,447
Change in net assets from capital transactions $ 134,229,081 $ 124,023,447
SHARE TRANSACTIONS:
Class II Shares
Issued 4,577,036 3,116,006
Reinvested 24,793,163 22,619,113
Redeemed (23,470,130) (19,989,137)
Total Class II Shares 5,900,069 5,745,982
Total change in shares 5,900,069 5,745,982

American Funds - December 31, 2020 - Statements of Changes in Net Assets - 29
American Funds NVIT Bond Fund American Funds NVIT Global Growth Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 59,820,590 $ 72,298,173 $ (213,831) $ 2,906,878
40,855,556 1,921,706 15,790,760 30,026,437
209,922,340 202,091,862 108,708,972 86,614,487
310,598,486 276,311,741 124,285,901 119,547,802
(74,630,293) (72,366,683) (32,543,492) (37,324,562)
(74,630,293) (72,366,683) (32,543,492) (37,324,562)
97,706,496 128,619,000 (14,517,182) 22,034,622
333,674,689 332,564,058 77,225,227 104,257,862
3,383,062,877 3,050,498,819 450,561,912 346,304,050
$ 3,716,737,566 $ 3,383,062,877 $ 527,787,139 $ 450,561,912
$ 502,431,711 $ 282,541,599 $ 22,976,731 $ 27,353,366
74,630,293 72,366,683 32,543,492 37,324,562
(479,355,508) (226,289,282) (70,037,405) (42,643,306)
97,706,496 128,619,000 (14,517,182) 22,034,622
$ 97,706,496 $ 128,619,000 $ (14,517,182) $ 22,034,622
40,857,414 24,561,224 696,743 913,997
5,975,204 6,127,577 911,072 1,231,427
(39,137,712) (19,865,738) (2,052,301) (1,353,266)
7,694,906 10,823,063 (444,486) 792,158
7,694,906 10,823,063 (444,486) 792,158

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - December 31, 2020 - American Funds
American Funds NVIT Growth Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (624,147) $ 2,408,997
Net realized gains 22,143,294 84,679,275
Net change in unrealized
appreciation
360,240,193 92,759,167
Change in net assets resulting from operations 381,759,340 179,847,439
Distributions to Shareholders From:
Distributable earnings:
Class II (85,808,020) (100,580,731)
Change in net assets from shareholder distributions (85,808,020) (100,580,731)
Change in net assets from capital transactions 80,418,286 69,933,186
Change in net assets 376,369,606 149,199,894
Net Assets:
Beginning of year 750,682,009 601,482,115
End of year $ 1,127,051,615 $ 750,682,009
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 138,176,362 $ 39,354,536
Dividends reinvested 85,808,020 100,580,731
Cost of shares redeemed (143,566,096) (70,002,081)
Total Class II Shares 80,418,286 69,933,186
Change in net assets from capital transactions $ 80,418,286 $ 69,933,186
SHARE TRANSACTIONS:
Class II Shares
Issued 1,405,756 467,602
Reinvested 833,249 1,281,773
Redeemed (1,483,760) (805,999)
Total Class II Shares 755,245 943,376
Total change in shares 755,245 943,376

American Funds - December 31, 2020 - Statements of Changes in Net Assets - 31
American Funds NVIT Growth-Income Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
$ 35,075,005 $ 44,210,651
72,260,877 379,637,540
388,803,728 337,464,726
496,139,610 761,312,917
(421,149,841) (352,493,876)
(421,149,841) (352,493,876)
191,740,307 412,641,747
266,730,076 821,460,788
3,727,051,842 2,905,591,054
$ 3,993,781,918 $ 3,727,051,842
$ 277,311,319 $ 236,881,120
421,149,841 352,493,876
(506,720,853) (176,733,249)
191,740,307 412,641,747
$ 191,740,307 $ 412,641,747
5,695,655 4,465,001
8,124,032 6,768,316
(9,372,136) (3,135,318)
4,447,551 8,097,999
4,447,551 8,097,999

32 - Financial Highlights - December 31, 2020 - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
American Funds NVIT Asset
Allocation Fund
Class II Shares
Year Ended December 31,
2020 $ 26.15 0.32 2.63 2.95 (0.39) (2.02) (2.41) $ 26.69 12.00% $ 7,278,460,200 0.64% 1.26% 0.79% 3.67%
Year Ended December 31,
2019 $ 23.61 0.38 4.39 4.77 (0.43) (1.80) (2.23) $ 26.15 20.78% $ 6,976,823,886 0.64% 1.50% 0.79% 7.91%
Year Ended December 31,
2018 $ 26.52 0.33 (1.52) (1.19) (0.32) (1.40) (1.72) $ 23.61 (4.98)% $ 6,163,399,618 0.64% 1.24% 0.79% 6.94%
Year Ended December 31,
2017 $ 23.68 0.29 3.42 3.71 (0.29) (0.58) (0.87) $ 26.52 15.79% $ 6,859,844,313 0.64% 1.14% 0.79% 4.24%
Year Ended December 31,
2016 $ 23.60 0.30 1.77 2.07 (0.48) (1.51) (1.99) $ 23.68 9.00% $ 6,082,006,693 0.64% 1.25% 0.79% 2.10%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2020 - Financial Highlights - 33
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
American Funds NVIT Bond
Fund
Class II Shares
Year Ended December 31,
2020 $ 11.81 0.21 0.88 1.09 (0.26) (0.01) (0.27) $ 12.63 9.21% $ 3,716,737,566 0.64% 1.69% 0.79% 13.80%
Year Ended December 31,
2019 $ 11.07 0.26 0.74 1.00 (0.22) (0.04) (0.26) $ 11.81 8.98% $ 3,383,062,877 0.64% 2.23% 0.79% 7.14%
Year Ended December 31,
2018 $ 11.50 0.23 (0.36) (0.13) (0.26) (0.04) (0.30) $ 11.07 (1.07)% $ 3,050,498,819 0.64% 2.08% 0.79% 2.99%
Year Ended December 31,
2017 $ 11.31 0.19 0.17 0.36 (0.14) (0.03) (0.17) $ 11.50 3.21% $ 2,827,153,636 0.64% 1.62% 0.79% 0.59%
Year Ended December 31,
2016 $ 11.34 0.16 0.15 0.31 (0.30) (0.04) (0.34) $ 11.31 2.65% $ 2,316,579,718 0.64% 1.37% 0.79% 2.74%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

34 - Financial Highlights - December 31, 2020 - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
American Funds NVIT Global
Growth Fund
Class II Shares
Year Ended December 31,
2020 $ 33.24 (0.02) 9.63 9.61 (0.23) (2.37) (2.60) $ 40.25 29.93% $ 527,787,139 0.65% (0.05)% 0.80% 6.83%
Year Ended December 31,
2019 $ 27.13 0.22 8.93 9.15 (0.22) (2.82) (3.04) $ 33.24 34.78% $ 450,561,912 0.65% 0.72% 0.80% 9.43%
Year Ended December 31,
2018 $ 31.70 0.08 (2.84) (2.76) (0.07) (1.74) (1.81) $ 27.13 (9.42)% $ 346,304,050 0.66% 0.27% 0.81% 8.19%
Year Ended December 31,
2017 $ 26.40 0.08 7.93 8.01 (0.22) (2.49) (2.71) $ 31.70 30.97% $ 390,326,746 0.67% 0.25% 0.82% 9.22%
Year Ended December 31,
2016 $ 29.48 0.14 — 0.14 (0.44) (2.78) (3.22) $ 26.40 0.19% $ 299,635,420 0.67% 0.52% 0.82% 8.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2020 - Financial Highlights - 35
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
American Funds NVIT
Growth Fund
Class II Shares
Year Ended December 31,
2020 $ 87.57 (0.07) 43.42 43.35 (0.72) (9.38) (10.10) $ 120.82 51.49% $ 1,127,051,615 0.64% (0.07)% 0.79% 15.34%
Year Ended December 31,
2019 $ 78.84 0.30 22.00 22.30 (0.32) (13.25) (13.57) $ 87.57 30.28% $ 750,682,009 0.65% 0.35% 0.80% 9.42%
Year Ended December 31,
2018 $ 87.78 0.03 0.54 0.57 (0.29) (9.22) (9.51) $ 78.84 (0.66)% $ 601,482,115 0.65% 0.03% 0.80% 13.98%
Year Ended December 31,
2017 $ 74.43 0.10 20.06 20.16 (0.27) (6.54) (6.81) $ 87.78 27.80% $ 656,547,265 0.65% 0.12% 0.80% 6.47%
Year Ended December 31,
2016 $ 86.31 0.32 6.60 6.92 (0.20) (18.60) (18.80) $ 74.43 9.06% $ 500,495,897 0.65% 0.39% 0.80% 8.45%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

36 - Financial Highlights - December 31, 2020 - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
American Funds NVIT
Growth-Income Fund
Class II Shares
Year Ended December 31,
2020 $ 56.20 0.52 6.25 6.77 (0.91) (5.63) (6.54) $ 56.43 13.08% $ 3,993,781,918 0.64% 0.98% 0.79% 11.76%
Year Ended December 31,
2019 $ 49.90 0.72 11.61 12.33 (0.76) (5.27) (6.03) $ 56.20 25.67% $ 3,727,051,842 0.64% 1.31% 0.79% 5.44%
Year Ended December 31,
2018 $ 55.97 0.59 (1.25) (0.66) (0.60) (4.81) (5.41) $ 49.90 (2.18)% $ 2,905,591,054 0.64% 1.03% 0.79% 8.87%
Year Ended December 31,
2017 $ 51.67 0.56 10.25 10.81 (0.81) (5.70) (6.51) $ 55.97 21.93% $ 3,121,164,897 0.64% 1.02% 0.79% 7.37%
Year Ended December 31,
2016 $ 54.81 0.62 4.99 5.61 (0.68) (8.07) (8.75) $ 51.67 11.09% $ 2,642,415,411 0.64% 1.15% 0.79% 3.07%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2020 - Notes to Financial Statements - 37
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of December 31, 2020, the Trust operates sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
American Funds NVIT Asset Allocation Fund ("American Funds Asset Allocation")
American Funds NVIT Bond Fund ("American Funds Bond")
American Funds NVIT Global Growth Fund ("American Funds Global Growth")
American Funds NVIT Growth Fund ("American Funds Growth")
American Funds NVIT Growth-Income Fund ("American Funds Growth-Income")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company, a
wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund”, which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series
®
, (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund at December 31, 2020  was as follows:
The Funds currently offer Class II shares.
Each Master Fund is a diversified fund, as defined in the 1940
Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Asset Allocation Fund 24.54%
American Funds Bond American Bond Fund 32.58%
American Funds Global Growth American Global Growth Fund 6.40%
American Funds Growth American Growth Fund 2.90%
American Funds Growth-Income American Growth-Income Fund 10.38%

38 - Notes to Financial Statements - December 31, 2020 - American Funds
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are
valued at net asset value (“NAV”) as reported by the Master
Fund. Each Master Fund’s NAV is determined at the close
of regular trading on the New York Stock Exchange (usually
4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Annual
Report, which is included along with this report, for the Master
Funds' security valuation policies.
At December 31, 2020, 100% of the market value of each Fund
was determined based on Level 1 inputs.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At December 31, 2020, the Funds did not have overdrawn
balances.
(c) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized
on the ex-dividend date and are recorded as such on the
Statements of Operations.
(d) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of December 31, 2020 are primarily attributable to capital distributions from the Master Funds and net operating loss netting to short-term gains. Temporary differences arise when certain items of income, gain, or loss are recognized
in different periods for financial statement and tax purposes;
these differences will reverse at some time in the future. The temporary differences as of December 31, 2020 may primarily
be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended December 31, 2020, the Funds have
no reclassifications between capital and total distributable earnings.
(e) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to

American Funds - December 31, 2020 - Notes to Financial Statements - 39
be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(f) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
3. Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees
NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
NFM also provides various administrative and accounting
services for the Fund, and serves as Transfer and Dividend
Disbursing Agent for the Fund. NFM has entered into
agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the
Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2020, NFM earned an
aggregate of $3,661,292 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration,
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
American Funds Asset Allocation Up to $6.4 billion 0.15%
$6.4 billion and up to $7.1 billion 0.16%
$7.1 billion and up to $7.3 billion 0.165%
$7.3 billion and more 0.17%
American Funds Bond Up to $2.5 billion 0.15%
$2.5 billion and up to $2.9 billion 0.16%
$2.9 billion and up to $3.35 billion 0.165%
$3.35 billion and more 0.17%
American Funds Global Growth Up to $2 billion 0.15%
$2 billion and more 0.17%
American Funds Growth Up to $2 billion 0.15%
$2 billion and more 0.17%
American Funds Growth-Income Up to $2.7 billion 0.15%
$2.7 billion and up to $3.2 billion 0.16%
$3.2 billion and up to $3.75 billion 0.165%
$3.75 billion and more 0.17%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

40 - Notes to Financial Statements - December 31, 2020 - American Funds
monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the year ended December 31, 2020, the Funds' aggregate
portion of such costs amounted to $63,222.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of each Fund.
For the year ended December 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2020, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
Effective July 9, 2020, the Trust and NMF (together, the “Trusts”)
have renewed the credit agreement with JPMorgan, The Bank
of New York Mellon, and Wells Fargo Bank National Association
(the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended December
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25
Fund Amount
American Funds Asset Allocation $ 16,773,617
American Funds Bond 8,866,562
American Funds Global Growth 1,117,655
American Funds Growth 2,125,107
American Funds Growth-Income 8,960,050

American Funds - December 31, 2020 - Notes to Financial Statements - 41
agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the year ended December 31,
2020, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
6. Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single
underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to
Note 4 of the Master Fund Annual Report, which is included
along with this report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund
also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
A Master Fund does not charge a Fund any sales charge for
buying or selling shares. However, a Fund indirectly pay a
portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Fund Purchases
*
Sales
American Funds Asset Allocation $ 246,739,649 $ 610,956,749
American Funds Bond 605,163,061 490,059,001
American Funds Global Growth 30,608,841 65,229,487
American Funds Growth 145,064,804 131,041,509
American Funds Growth-Income 421,937,160 518,453,457
* Purchases include reinvestments of income and realized gain distributions, as applicable.

42 - Notes to Financial Statements - December 31, 2020 - American Funds
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2020 was as follows:
The tax character of distributions paid during the year ended December 31, 2019 was as follows:
As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
American Funds Asset Allocation $ 99,850,676 $ 514,028,050 $ 613,878,726 $ – $ 613,878,726
American Funds Bond 72,296,949 2,333,344 74,630,293 – 74,630,293
American Funds Global Growth 2,941,676 29,601,816 32,543,492 – 32,543,492
American Funds Growth 6,087,498 79,720,522 85,808,020 – 85,808,020
American Funds Growth-Income 58,702,457 362,447,384 421,149,841 – 421,149,841
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
American Funds Asset Allocation $ 107,790,818 $ 449,317,934 $ 557,108,752 $ – $ 557,108,752
American Funds Bond 61,471,856 10,894,827 72,366,683 – 72,366,683
American Funds Global Growth 2,648,886 34,675,676 37,324,562 – 37,324,562
American Funds Growth 2,399,171 98,181,560 100,580,731 – 100,580,731
American Funds Growth-Income 44,638,871 307,855,005 352,493,876 – 352,493,876
Amounts designated as "−" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
American Funds Asset Allocation $ 86,682,706 $ 44,031,975 $ 130,714,681 $ – $ – $ 2,107,737,619 $ 2,238,452,300
American Funds Bond 79,003,749 21,015,450 100,019,199 – – 275,803,752 375,822,951
American Funds Global Growth 278,663 15,882,307 16,160,970 – – 184,720,728 200,881,698
American Funds Growth 3,042,288 20,202,237 23,244,525 – – 448,156,661 471,401,186
American Funds Growth-Income 45,000,511 77,706,167 122,706,678 – – 785,940,467 908,647,145
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation /( depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 5,174,613,172 $ 2,107,737,619 $ – $ 2,107,737,619
American Funds Bond 3,442,906,630 275,869,904 (66,152) 275,803,752
American Funds Global Growth 343,402,993 184,720,728 – 184,720,728
American Funds Growth 679,525,342 448,156,661 – 448,156,661
American Funds Growth-Income 3,209,944,877 785,940,467 – 785,940,467
Amounts designated as "−" are zero or have been rounded to zero.

American Funds - December 31, 2020 - Notes to Financial Statements - 43
10. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
11. Subsequent Events
On December 18, 2020, the Board of Trustees approved the
renaming of the Funds. The changes will be effective April 30,
2021 (the “Effective Date”). As of the Effective Date, American
Funds NVIT Asset Allocation Fund, American Funds NVIT Bond
Fund, American Funds NVIT Global Growth Fund, American
Funds NVIT Growth Fund, and American Funds NVIT Growth-
Income Fund will be renamed "NVIT American Funds Asset
Allocation Fund", "NVIT American Funds Bond Fund", "NVIT
American Funds Global Growth Fund", "NVIT American Funds
Growth Fund", and "NVIT American Funds Growth-Income
Fund", respectively.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

44 - Report of Independent Registered Public Accounting Firm - December 31, 2020 - Americanl Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Funds NVIT Asset
Allocation Fund, American Funds NVIT Bond Fund, American Funds NVIT Global Growth Fund, American Funds NVIT
Growth Fund and American Funds NVIT Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of American Funds NVIT Asset Allocation Fund, American
Funds NVIT Bond Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Growth Fund and American Funds
NVIT Growth-Income Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Americanl Funds - December 31, 2020 (Unaudited) - Supplemental Information - 45
Other Federal Tax Information
For the year ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended December 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2020, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2020, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
American Funds Asset Allocation 70.36%
American Funds Bond 0.17
American Funds Global Growth 78.62
American Funds Growth 100.00
American Funds Growth-Income 93.87
Fund Amount
American Funds Asset Allocation $ 514,028,050
American Funds Bond 2,333,344
American Funds Global Growth 29,601,816
American Funds Growth 79,720,522
American Funds Growth-Income 362,447,384
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
American Funds Asset Allocation $ – $ –
American Funds Bond – –
American Funds Global Growth 134,380 0.0102
American Funds Growth – –
American Funds Growth-Income – –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
American Funds Asset Allocation $ – $ –
American Funds Bond – –
American Funds Global Growth 322,081 0.0246
American Funds Growth – –
American Funds Growth-Income – –
Amounts designated as "−" are zero or have been rounded to zero.

American Funds - December 31, 2020 - Management Information - 47
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group
(management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to
Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from
1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund
Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

48 - Management Information - December 31, 2020 - American Funds
Interested Trustee
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

American Funds - December 31, 2020 - Management Information - 49
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act , which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

50 - Market Index Definitions - December 31, 2020 - American Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long U.S. Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities
10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

American Funds - December 31, 2020 - Market Index Definitions - 51
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.

52 - Market Index Definitions - December 31, 2020 - American Funds
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related

American Funds - December 31, 2020 - Market Index Definitions - 53
companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
NYSE Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher
forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.

54 - Market Index Definitions - December 31, 2020 - American Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-AM ( 2-21 )

American Funds

Insurance Series®

Annual report

for the year ended December 31, 2020

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1Letter to investors

4Fund reviews

Investment portfolios

46 Global Growth Fund

50Global Small Capitalization Fund

57Growth Fund

63International Fund

68New World Fund®

80Blue Chip Income and Growth Fund

84Global Growth and Income Fund

88Growth-Income Fund

95International Growth and Income Fund

99Capital Income Builder®

115Asset Allocation Fund

148Global Balanced Fund

160Bond Fund

180Capital World Bond Fund®

200High-Income Bond Fund

218American Funds Mortgage Fund®

224Ultra-Short Bond Fund

226U.S. Government/AAA-Rated Securities Fund

233	Managed Risk Growth Fund
234	Managed Risk International Fund
235	Managed Risk Blue Chip Income
and Growth Fund
236	Managed Risk Growth-Income

Fellow investors:

Global stocks, as measured by the MSCI ACWI (All Country World Index),1,2 rose 16.25% in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. Technology stocks led markets higher, gaining more than 40%, followed closely by consumer discretionary stocks. Digitally focused companies prospered as millions of homebound customers switched to online services for food, entertainment and other basic needs. Conversely, energy stocks and travel- related stocks plummeted as government- imposed lockdowns brought the global economy to a crawl.

U.S. equities showed resilience during a volatile year that included civil unrest and a contentious presidential election on top of pandemic-related pressures, ending the year at all-time highs, with an increase of 21.37% recorded by the MSCI USA Index1,3. Massive stimulus helped calm markets even as government restrictions aimed at curbing the spread of COVID-19 brought segments of the economy to a near standstill. In March, Congress passed the $2 trillion CARES Act, which included aid for individuals and businesses most economically impacted by the pandemic. A $900 billion stimulus package followed in December, after COVID-19 cases accelerated in the fall. The Federal Reserve cut rates 150 basis points in March, bringing the lower range of its target rate near zero for the first time since 2015.

European stocks declined in local currency terms as the eurozone economy suffered the effects of government- imposed lockdowns and a severe recession. Italy was struck hard and early by COVID-19, which then spread quickly throughout the continent, crippling key industries including tourism, banking and aircraft manufacturing. Overall, the MSCI Europe Index1,4 fell 2.21% in local currency terms. However, in U.S. dollar terms, the index registered a 5.38% gain as a weak dollar provided a currency tailwind to international equity markets. Elsewhere among developed markets, the Japanese economy entered its first recession since 2015 as the pandemic exacerbated a slowdown that began in late 2019. The Summer Olympics in Tokyo were postponed to 2021, dealing another blow to the economy. The MSCI Japan Index1,5 gained 14.48% over the year.

Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology- export-driven economies of Taiwan and South Korea. A weakening U.S. dollar and strengthening prices for industrial metals and oil further boosted gains, which were

Fund

238Managed Risk Asset Allocation Fund

239Financial statements

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reﬂect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reﬂects dividends gross of withholding taxes. Source: MSCI.

1Source: MSCI.

2The MSCI ACWI is a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reﬂect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

3The MSCI USA Index is a free ﬂoat-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market. Results reﬂect dividends gross of withholding taxes.

4MSCI Europe Index is a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure results of more than 10 developed equity markets in Europe. Results reﬂect dividends net of withholding taxes.

5MSCI Japan Index is a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure the equity market results of Japan. Results reﬂect dividends net of withholding taxes.

American Funds Insurance Series	1

led by the information technology and health care sectors. Overall, the MSCI Emerging Markets Investable Market Index1,6 bounced back from steep losses in early 2020 to finish up 18.39% for the year. Being the first country to shut down its economy and the first to reopen during the pandemic, China led the global economic rebound after quarantine measures there eased.

Government bonds advanced as central banks around the world slashed interest rates and ramped up stimulus programs in an attempt to counter the damaging effects of the pandemic. The U.S. Federal Reserve cut rates to near zero in March, launched an array of emergency lending programs, and expanded an aggressive asset purchase program. The Bloomberg Barclays U.S. Corporate Investment Grade Index7,8 and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index7,9 gained 9.89% and 7.05%, respectively. More broadly, the Bloomberg Barclays Global Aggregate Index7,10 was up 9.20%, while the Bloomberg Barclays U.S. Aggregate Index7,11 advanced 7.51%. The J.P. Morgan Emerging Markets Bond Index7,12 – Global gained 5.88%.

In foreign exchange markets, the U.S. dollar fell against the euro, the yen and most other currencies. Signaling a potential end to about a decade of dollar strength, the euro rose 9.00% against the greenback. Late in the year, the British pound staged a strong rally as Brexit negotiators approved a new trade agreement governing the relationship between the United Kingdom and the European Union.

Looking ahead

The future path for stocks remains difficult to predict, as always. Investors are currently counting on a strong economic recovery as vaccines roll out and reduce the impact of the coronavirus. They are also counting on a continuation of supportive fiscal and monetary policies from the government, with low, accommodative interest rates. We expect these assumptions to hold true, and that we will find plenty of attractive securities in this environment. Digital-enabled business trends have been accelerated due to the pandemic, and many old-technology businesses should improve as the recovery continues, so there is much to be excited about.

However, we must keep in mind that these conditions are not guaranteed. New variants of the virus may cause a temporary stall, and if interest rates rise too much, there may be a concomitant decrease in the valuation of stocks. So, we will be watching carefully as we execute our investment approach, which seeks to appropriately balance risk and return. New individual investors attracted by the strong recent results of the stock market may be surprised when a patch of volatility inevitably recurs — but with our long history and investment horizon, we will view any such occurrences as opportunities.

Our time-tested process, based on extensive research, a long-term outlook and close attention to valuation, has served investors well over time, and will continue. As always, we thank you for your continued support of our efforts and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro

Co-President

February 12, 2021

6MSCI Emerging Markets Investable Market Index (IMI) is a free ﬂoat-adjusted market capitalization weighted index that is designed to measure results of the large-, mid-, and small-capitalization segments of more than 20 emerging equity markets. Results reﬂect dividends net of withholding taxes.

7Source: Bloomberg Index Services Ltd.

8Bloomberg Barclays U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and speciﬁed foreign debentures and secured notes that meet the speciﬁed maturity, liquidity, and quality requirements.

9Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of ﬁxed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.

10Bloomberg Barclays Global Aggregate Index represents the global investment-grade ﬁxed income markets.

11Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade ﬁxed-rate bond market.

12JP Morgan Emerging Markets Bond Index – Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2American Funds Insurance Series

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reﬂected in this report. Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

For New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, the investment adviser is currently waiving a portion of its management fee equal to 0.18%, 0.26%, 0.10% and 0.18%, respectively, of each fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the series’ board. Applicable fund results shown reﬂect the waivers, without which results would have been lower. See the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2021, unless modiﬁed or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modiﬁed or terminated with the approval of the series’ board. Applicable fund results shown reﬂect the waivers and reimbursement, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The beneﬁt of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, ﬁxed income and managed risk.

American Funds Insurance Series	3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund advanced 30.79% for the 12 months ended December 31, 2020, compared with a 16.25% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all- time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government- imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Stock selection and allocation within the information technology sector were large relative return drivers. The fund’s relative weightings in ASML and TSMC beneﬁtted the fund as both outpaced the wider market and were among the top contributors to the fund’s relative returns. Consumer discretionary stock Amazon also helped the fund’s relative returns, as its returns outpaced the market.

The biggest drag on relative results was Apple – a stock the fund didn’t own – as it proved to be one of the strongest performers for the year.

On a geographic basis, stocks of companies domiciled in the United States and the Netherlands were additive to results, while stocks of companies based in France and Switzerland detracted.

The fund’s portfolio managers are optimistic they will continue to ﬁnd good companies globally that offer high quality products, and whose values are not yet fully reﬂected in their share prices.

4American Funds Insurance Series

Global Growth Fund (continued)

How a hypothetical	$35,000	$34,364

$10,000 investment		Global Growth
has grown		Fund, Class 1
		$23,956

		MSCI ACWI1

10,000

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
				Year ended December 31

Total returns based on For periods ended December 31, 20202
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years	(since April 30, 1997)		ratio

Class 1				30.79%		16.55%		13.14%		11.01%	.56%
Class 1A				30.49		16.27		12.86		10.74	.81
Class 2				30.47		16.26		12.86		10.74	.81
Class 4				30.17		15.96		12.62		10.48	1.06

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020

Europe 25.7%

Asia/Paciﬁc Basin 22.3%

Other regions .3%

Percent of net assets

The Americas 48.3%

Short-term securities

&other assets less liabilities 3.4%

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 30.04% for the 12 months ended December 31, 2020. Its benchmark, the MSCI All Country World Small Cap Index,1 a free ﬂoat-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 16.33%.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all- time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government- imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Fund holdings in the information technology and ﬁnancial sectors contributed the most to relative returns. Information technology stock Cree widely outpaced the broader market and was among the fund’s top contributors over the period. However, the fund’s holdings of health care company Cortexyme detracted from returns.

While investments in U.S. companies were additive to returns, investments in companies domiciled in Brazil detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and beneﬁt shareholders. They believe rigorous bottom-up research into each potential equity investment can help achieve this goal. The fund currently holds more than 250 companies diversiﬁed across geographies and industries. As always, we maintain our commitment to investing for the long term.

6American Funds Insurance Series

Global Small Capitalization Fund (continued)

How a hypothetical $30,000 $10,000 investment

has grown

$25,245 Global Small Capitalization Fund, Class 1

$23,276

MSCI ACWI

Small Cap1

10,000

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
				Year ended December 31

Total returns based on For periods ended December 31, 20202
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years	(since April 30, 1998)		ratio

Class 1				30.04%		14.71%		9.70%		10.53%	74%
Class 1A				29.72		14.45		9.44		10.25	.99
Class 2				29.72		14.43		9.43		10.25	.99
Class 4				29.39		14.15		9.17		9.98	1.24

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020

Asia/Paciﬁc Basin 20.8%

Europe 20.1%

Other regions .8%

Percent of net assets

The Americas 55.6%

Short-term securities

&other assets less liabilities 2.7%

American Funds Insurance Series	7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 52.45% for the 12 months ended December 31, 2020, compared with a 18.40% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic- induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that beneﬁted from stay-at-home restrictions led markets, including Amazon and Netﬂix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The signiﬁcant reduction in travel reduced the demand for oil, which was brieﬂy priced below $0 for the ﬁrst time in history amid fears of dwindling storage capacity. The real estate and ﬁnancials sectors were also negative for the year, each declining 2%.

The fund’s top contributors in relative terms were the consumer discretionary and communication services sectors. Investments in Tesla and Netﬂix were additive to relative results. Tesla’s shares soared as founder Elon Musk’s effort to bring electric vehicles into the mainstream gained traction, transforming the company’s underlying ﬁnancial performance.

On the downside, investments in Suncor Energy and MTU Aero Engines detracted from relative returns. The fund’s signiﬁcantly lower-than-benchmark position in Apple, which proved to be a high-performing stock, also detracted from relative returns.

Although U.S. economic growth remained solid, the fund’s portfolio managers are keeping a close watch on the impact of COVID-recovery and stimulus measures on economic indicators. Portfolio managers continue to favor well-positioned companies with capital appreciation potential that are capable of generating outstanding returns in myriad near-term economic environments. They also remain optimistic that our global research will help us identify attractive long-term investment opportunities.

8American Funds Insurance Series

Growth Fund (continued)

How a hypothetical	$50,000

$48,632
$10,000 investment	Growth Fund,
has grown
Class 1

$36,700
S&P 5001
10,000

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
				Year ended December 31

Total returns based on For periods ended December 31, 20202
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years	(since February 8, 1984)		ratio

Class 1				52.45%		23.06%		17.14%		13.85%	.36%
Class 1A				52.07		22.76		16.85		13.56	.61
Class 2				52.10		22.75		16.85		13.56	.61
Class 3				52.20		22.83		16.93		13.64	.54
Class 4				51.71		22.44		16.57		13.28	.86

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

Consumer discretionary 18.8%

invested as of December 31, 2020

Communication services 18.0%

Health care 12.7%	Information technology 22.6%

Other industries 15.0%

Industrials 8.4%

Short-term securities

Other securities .2%
& other assets

less liabilities 4.3%

American Funds Insurance Series	9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund advanced 14.28% for the 12 months ended December 31, 2020, compared with a 10.65% increase in its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.).

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all- time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government- imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Investments in the consumer discretionary and health care sectors boosted relative returns. MercadoLibre, the leading e-commerce site for Latin America, was among the top contributors as shares surged to fresh highs while the COVID-19 pandemic drove the adoption of online shopping in Latin America. On the downside, some investments in the industrials sector hindered relative returns. In particular, Airbus was a top relative detractor.

The fund’s portfolio managers continue to monitor volatility and potential headwinds brought about by political and trade uncertainty. Given how late it may be in the current bull market, they seek opportunities especially in regions, countries and sectors less affected by these global headlines. Their focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping them identify investments that they believe represent the best value over the long term.

10American Funds Insurance Series

International Fund (continued)
How a hypothetical $20,000	$19,567

$10,000 investment
International
has grown
Fund, Class 1

$16,163

MSCI ACWI
ex USA1

10,000

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
Year ended December 31
Total returns based on For periods ended December 31, 20202
a $1,000 investment				Lifetime	Expense
	1 year	5 years	10 years	(since May 1, 1990)	ratio

Class 1	14.28%	11.00%	6.94%	8.40%	.55%
Class 1A	13.96	10.73	6.68	8.13	.80
Class 2	13.97	10.73	6.68	8.13	.80
Class 3	14.00	10.79	6.75	8.21	.73
Class 4	13.66	10.45	6.43	7.87	1.05

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020

Europe 29.0%

The Americas 13.1%

Other regions 1.6%

Percent of net assets

Asia/Paciﬁc Basin 51.9%

Short-term securities

&other assets less liabilities 4.4%

American Funds Insurance Series	11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was up 23.89% for the 12 months ended December 31, 2020. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was up 16.25%. The MSCI Emerging Markets (EM) Index,1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), increased by 18.31%.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all- time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government- imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

The fund’s relative returns outpaced emerging markets in general. Investments in the communication services and consumer staples sectors were beneﬁcial to the fund. MercadoLibre, the leading e-commerce site for Latin America, was among the top contributors as shares surged to fresh highs while the COVID-19 pandemic drove the adoption of online shopping in Latin America. On the downside, a position in Societe Generale detracted from relative returns, as its performance lagged the general market.

The fund’s portfolio managers continue to pursue a bottom-up approach to investing and search for undervalued companies with solid foundations around the world, as well as stocks that are domestically focused and more insulated from geopolitical events given increased volatility at this point in the market cycle.

12American Funds Insurance Series

New World Fund®	(continued)
How a hypothetical $25,000	$23,956

$10,000 investment

has grown	MSCI ACWI1
$19,310
New World
Fund, Class 1
10,000

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
				Year ended December 31

Total returns based on For periods ended December 31, 20202
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since June 17, 1999)			expense ratio	expense ratio

Class 1		23.89%		13.62%		6.80%		9.16%		.77%	.59%
Class 1A		23.63		13.34		6.54		8.89		1.02	.84
Class 2		23.58		13.33		6.54		8.89		1.02	.84
Class 4		23.29		13.05		6.28		8.62		1.27	1.09

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. Results for MSCI indexes reﬂect dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020

The Americas 33.4%

Europe 19.3%

Other regions 2.0%

Percent of net assets

Asia/Paciﬁc Basin 39.2%

Short-term securities

&other assets less liabilities 6.1%

American Funds Insurance Series	13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 9.04% for the 12 months ended December 31, 2020, trailing the

18.40% rise in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic- induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that beneﬁted from stay-at-home restrictions led markets, including Amazon and Netﬂix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The signiﬁcant reduction in travel reduced the demand for oil, which was brieﬂy priced below $0 for the ﬁrst time in history amid fears of dwindling storage capacity. The real estate and ﬁnancials sectors were also negative for the year, each declining 2%.

Among the fund’s top contributors to relative returns was Broadcom. The semiconductor and wireless company added the most to relative returns, boosted by strong ﬁnancial results, including revenues of $23.9 billion in ﬁscal 2020, up 6% over ﬁscal 2019. Another top contributor was Carrier Global, where sales growth was largely driven by record demand for residential HVAC products in North America.

On the downside, investments in the energy sector were a drag on results. Energy lagged all other sectors as a signiﬁcant reduction in travel reduced the demand for oil, which was brieﬂy priced below $0 for the ﬁrst time in history over fears of dwindling storage capacity. Within the sector, investments in Exxon Mobil and Diamondback Energy hurt results. While overall results lagged the market, we continue to believe the focus on dividend-paying stocks will pay off over the long term.

Nearer term, the fund’s portfolio managers are aware that the market is keeping a close watch on U.S. monetary policy, recovery from the pandemic, economic stimulus and the resulting implications on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long-term investment opportunities.

14American Funds Insurance Series

Blue Chip Income and Growth Fund (continued)

How a hypothetical	$40,000

$10,000 investment		$36,700

has grown		S&P 5001
	$28,858
		Blue Chip Income

		and Growth Fund,
		Class 1
		$26,549

		Lipper Growth &
		Income Funds Index2
10,000

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
				Year ended December 31

Total returns based on For periods ended December 31, 20203
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since July 5,2001)			expense ratio	expense ratio

Class 1		9.04%		11.14%		11.18%		6.82%		.43%	.27%
Class 1A		8.79		10.89		10.91		6.56		.91	.68
Class 2		8.68		10.85		10.90		6.55		.68	.52
Class 4		8.47		10.58		10.68		6.32		.93	.93

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Source: Reﬁnitiv Lipper. Results for the Lipper indexes do not reﬂect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

3Periods greater than one year are annualized.

Where the fund’s assets were

invested as of Information technology 17.1%

December 31, 2020

Industrials 13.6%

Communication services 9.5%

Energy 9.1%

Other securities 1.0%

Percent of net assets

Health care 17.3%

Other industries 30.5%

Short-term securities

&other assets less liabilities 1.9%

American Funds Insurance Series	15
Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund advanced 9.03% for the 12 months ended December 31, 2020, compared with a 16.25% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all- time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government- imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

The fund’s relative performance beneﬁted from speciﬁc stock selection, particularly within the information technology and energy sectors. Information technology ﬁrm TSMC was the top contributor to results. On the downside, some investments in the industrials sector hindered relative returns. In particular, Airbus was the top relative detractor.

On a country basis, holdings in Taiwan and Australia contributed the most to relative returns, and holdings in the U.S. and France were a drag on returns.

The fund’s portfolio managers recognize that we are experiencing a slowdown in global economic growth. However, we expect that some sectors’ businesses and companies’ share prices, particularly hard-hit by COVID- 19, will recover in the medium term as vaccinations are rolled out globally in 2021. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with strong positions in their industries, sustainable growth and income opportunities globally – including in emerging markets.

16American Funds Insurance Series

Global Growth and Income Fund (continued)
How a hypothetical $30,000

$10,000 investment
has grown	$25,551

Global Growth and
Income Fund,
Class 1
$23,956
MSCI ACWI1
10,000

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
				Year ended December 31

Total returns based on For periods ended December 31, 20202
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since May 1, 2006)			expense ratio	expense ratio

Class 1		9.03%		12.05%		9.83%		7.66%		.66%	.43%
Class 1A		8.78		11.81		9.58		7.40		.91	.68
Class 2		8.73		11.76		9.56		7.39		.91	.68
Class 4		8.55		11.48		9.31		7.14		1.16	.93

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020

Europe 28.3%

Asia/Paciﬁc Basin 19.9%

Other regions .3%

Percent of net assets

The Americas 48.0%

Short-term securities

&other assets less liabilities 3.5%

American Funds Insurance Series	17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 13.81% for the 12 months ended December 31, 2020, compared with a 18.40% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic- induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that beneﬁted from stay-at-home restrictions led markets, including Amazon and Netﬂix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The signiﬁcant reduction in travel reduced the demand for oil, which was brieﬂy priced below $0 for the ﬁrst time in history amid fears of dwindling storage capacity. The real estate and ﬁnancials sectors were also negative for the year, each declining 2%.

Regarding the fund, investments in the communication services sector contributed the most to the fund’s relative returns. Among these stocks, Netﬂix added the most to the fund’s relative results as shares soared while stay-at-home orders spurred demand for internet-streaming media. On the downside, the fund’s lower-than- index position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the fund’s lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market over the period.

The fund’s portfolio managers continue to look for compelling investment opportunities, buying stocks they believe represent the best value over the long term.

18American Funds Insurance Series

Growth-Income Fund (continued)

How a hypothetical	$40,000

$10,000 investment		$36,700

has grown		S&P 5001
	$34,008
		Growth-Income
		Fund, Class 1
10,000

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
				Year ended December 31

Total returns based on For periods ended December 31, 20202
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years	(since February 8, 1984)		ratio

Class 1				13.81%		14.22%		13.02%		11.52%	.30%
Class 1A				13.55		13.95		12.75		11.25	.55
Class 2				13.54		13.93		12.74		11.24	.55
Class 3				13.60		14.01		12.82		11.32	.48
Class 4				13.25		13.65		12.47		10.97	.80

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

December 31, 2020

Health care 14.2%		Other industries 27.0%

Financials	10.2%

Industrials	9.5%	Short-term securities

		& other assets
Other securities .9%		less liabilities 2.7%

American Funds Insurance Series	19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund advanced 6.24% for the 12 months ended December 31, 2020, compared with a 10.65% increase in its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all- time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government- imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

The top contributors to the fund’s relative returns were the communication services and utilities sectors due in part to good stock selection. Health care stock Daiichi Sankyo was the top contributor to the fund’s relative returns as it beneﬁted from positive sentiment on Daiichi Sankyo’s sales of mainstay products. The company also indicated it was aiming to initiate clinical studies for an mRNA coronavirus vaccine candidate in March 2021.

On the downside, investments in the industrials and information technology sectors detracted from the fund’s relative returns. Among energy stocks, Royal Dutch Shell was one of the fund’s biggest drags on returns as shares fell sharply when oil prices plummeted, a result of decreasing demand brought about by a pandemic- induced slump in global economic growth.

The fund’s portfolio managers follow global economic and geopolitical uncertainties with an aim to preserve value in any potential market correction while preparing to take advantage of buying opportunities as they arise.

20American Funds Insurance Series

International Growth and Income Fund (continued)

How a hypothetical	$18,000	$17,389

$10,000 investment

has grown		International Growth
		and Income Fund,
		Class 1
	$16,163
		MSCI ACWI
		ex USA1

10,000

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
				Year ended December 31

Total returns based on For periods ended December 31, 20202
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years (since November 18, 2008)			ratio

Class 1				6.24%		8.20%		5.69%		9.06%	.68%
Class 1A				5.98		7.95		5.44		8.80	.93
Class 2				6.01		7.94		5.43		8.79	.93
Class 4				5.73		7.67		5.20		8.55	1.18

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions. 2Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020

Europe 40.8%

The Americas 8.8%

Other regions 3.9%

Percent of net assets

Asia/Paciﬁc Basin 44.0%

Short-term securities

&other assets less liabilities 2.5%

American Funds Insurance Series	21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, which invests in a mix of stocks and bonds, gained 4.64% for the 12 months ended December 31, 2020. During the same period, the MSCI ACWI (All Country World Index)1, a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), gained 16.25%. The Bloomberg Barclays U.S. Aggregate Index2, which represents the U.S. investment-grade (rated BBB/ Baa and above) ﬁxed-rate bond market, gained 7.51%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 gained 14.28%. Effective May 1, 2021, the fund has elected to use the 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index as its primary benchmark, because it comes closest to reﬂecting its investment universe and best measures its long-term results and portfolio managers’ success over time. The Lipper Global Equity Income Funds Average4, a measure of similar funds, was up 2.51%.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all- time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government- imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

In the equity portfolio, the top contributors in relative terms were the ﬁnancials and real estate sectors. Semiconductor and wireless company Broadcom added the most to relative returns, boosted by strong ﬁnancial results, including revenues of $23.9 billion in ﬁscal 2020, up 6% over ﬁscal 2019.

On the downside, the consumer discretionary sector was a drag on relative returns. The fund’s top detractor to relative returns was information technology company Apple. The fund had a signiﬁcantly lower investment in Apple compared to the index and Apple proved to be one of the top performers for the year. The fund’s ﬁxed income portfolio added to relative returns, due to duration, sector positioning and security selection.

Despite expectations for a gradual lessening of the impact of the COVID-19 pandemic, the current market environment continues to be characterized by signiﬁcant uncertainty. Anticipation is strong for central bankers and legislatures to do everything in their power to maintain economic growth, but the fund’s portfolio managers continue to seek to avoid companies that take on inappropriate levels of debt to pay dividends and are focused instead on identifying companies with strong business models and a commitment to paying and growing dividends over time.

22American Funds Insurance Series

Capital Income Builder® (continued)

How a hypothetical	$18,000

$10,000 investment has grown

10,000

8,000

$17,740

MSCI ACWI1

$13,452

May 1

Capital Income

Builder, Class 1

$12,860 Bloomberg Barclays U.S. Aggregate Index2

2014	2015	2016	2017	2018	2019	2020

Semi-annual

Total returns based on For periods ended December 31, 20205
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2014)	expense ratio	expense ratio

Class 1	4.64%	6.35%	4.55%	.53%	.28%
Class 1A	4.38	6.09	4.29	.78	.53
Class 2	4.48	6.13	4.39	.78	.53
Class 4	4.11	5.84	4.03	1.03	.78

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹Source: MSCI. The MSCI index result reﬂects dividends net of withholding taxes and reinvestment of distributions.

2Source: Bloomberg Index Services Ltd.

3Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

4Source: Reﬁnitiv Lipper. Lipper averages reﬂect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

5Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2020

The Americas 64.8%

Europe 20.3%

Asia/Paciﬁc Basin 10.3%	Short-term securities

& other assets
less liabilities 4.6%

American Funds Insurance Series	23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 12.71% for the 12 months ended December 31, 2020. Standard & Poor’s 500 Composite Index1, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was up 18.40% over the same period, while the Bloomberg Barclays U.S. Aggregate Index2, which represents the U.S. investment-grade (rated BBB/Baa and above) ﬁxed-rate bond market, returned 7.51%. A blend of the two indexes, the 60%/40% S&P 500 Index/ Bloomberg Barclays U.S. Aggregate Index3, gained 14.73%. Effective May 1, 2020, the fund has elected to use the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index as its primary benchmark, because it comes closest to reﬂecting its investment universe and best measures its long-term results and portfolio managers’ success over time.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic- induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that beneﬁted from stay-at-home restrictions led markets, including Amazon and Netﬂix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The signiﬁcant reduction in travel reduced the demand for oil, which was brieﬂy priced below $0 for the ﬁrst time in history amid fears of dwindling storage capacity. The real estate and ﬁnancials sectors were also negative for the year, each declining 2%.

Investments in the technology sector —the fund’s largest sector holding — contributed to the fund’s relative returns. Within the sector, TSMC and ASML Holding contributed to relative results with double-digit returns that outpaced the general market.

On the downside, commercial aerospace company Boeing detracted from relative returns as shares slumped in the face of unprecedented disruptions arising from the COVID-19 pandemic. The fund’s ﬁxed income investments were additive to relative returns due to sector positioning and security selection.

The fund’s portfolio managers continue to evaluate the economic and market/sector implications of the current administration’s decisions regarding trade. The fund’s cash position allows portfolio managers to remain ﬂexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

24American Funds Insurance Series

Asset Allocation Fund (continued)

How a hypothetical	$40,000

$10,000 investment											$36,700
has grown												S&P 5001
											$26,384
												Asset Allocation
												Fund, Class 1
												$25,987

												60%/40% S&P
												500/Bloomberg
												Barclays U.S.
												Aggregate Index3
												$14,576

												Bloomberg Barclays
												U.S. Aggregate
	10,000											Index2

	8,000

	’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
					Year ended December 31

Total returns based on For periods ended December 31, 20204
a $1,000 investment											Lifetime	Expense
					1 year		5 years		10 years	(since August 1,1989)		ratio

	Class 1				12.71%		10.86%		10.19%		8.76%	.30%
	Class 1A				12.43		10.60		9.92		8.49	.55
	Class 2				12.46		10.59		9.91		8.49	.55
	Class 3				12.50		10.66		9.99		8.57	.48
	Class 4				12.16		10.31		9.68		8.23	.80

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Source: Bloomberg Index Services Ltd.

3Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

4Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020

Corporate bonds, notes & loans 13.0%

U.S. Treasury bonds & notes 8.5%

Mortgage-backed obligations 7.4%

Other bonds & notes 1.2%

Convertible stocks .5%

Percent of net assets

Common stocks 65.8%

Short-term securities

&other assets less liabilities 3.6%

American Funds Insurance Series	25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 10.53% for the 12 months ended December 31, 2020. The MSCI ACWI (All Country World Index),1 a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), increased by 16.25%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of global investment-grade bonds (rated BBB/Baa and above), increased 9.20%. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index,3 a blend of the two indexes, gained 14.05%. Effective May 1, 2021, the fund has elected to use the 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index as its primary benchmark, because it comes closest to reﬂecting its investment universe and best measures its long-term results and portfolio managers’ success over time.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all- time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government- imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Stock selection in the ﬁnancials sector was additive to relative returns. Investments in information technology ﬁrms TSMC and ASML Holding were top contributors to results. Despite COVID-19-related supply-side disruptions, 5G, artiﬁcial intelligence and high-performance computing continued to underpin long-term demand for ASML’s extreme ultraviolet lithography products. The fund’s ﬁxed income investments also helped relative returns, with sector positioning, duration and curve being among the additive factors. On the downside, stock selection in the consumer staples and health care sectors detracted from relative returns. An investment in aerospace ﬁrm Boeing was a drag on results as it faced unprecedented disruption arising from the pandemic, as well as uncertainty over recertiﬁcation of the 737 MAX for much of the year. In ﬁxed income, unhedged currency, particularly in euro-denominated bonds, also detracted from relative returns.

Portfolio managers continue to monitor cross-border trade discussions that could have negative economic implications due to a possible reduction in global trade. Further considerations include continued easing by monetary authorities and the possibility of increased ﬁscal stimulus in a number of countries. Portfolio managers continue to focus on global research and stock-by-stock, bottom-up fundamental analysis.

26American Funds Insurance Series

Global Balanced Fund (continued)

How a hypothetical	$25,000

$10,000 investment has grown

10,000

8,000

									$21,984
									MSCI ACWI1
									$19,055
									Global Balanced
									Fund, Class 1
									$17,989
									60%/40% MSCI
									ACWI/Bloomberg
									Barclays Global
May 2									Aggregate Index3

									$12,638
									Bloomberg
									Barclays Global
									Aggregate Index2
2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
				Semi-annual
Total returns based on For periods ended December 31, 20204
a $1,000 investment			Lifetime	Expense
	1 year	5 years	(since May 2, 2011)	ratio

Class 1	10.53%	9.57%	6.90%	.72%
Class 1A	10.25	9.34	6.65	.97
Class 2	10.30	9.30	6.63	.97
Class 4	10.00	9.03	6.49	1.22

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index results reﬂect dividends net of withholding taxes and reinvestment of distributions.

2Source: Bloomberg Index Services Ltd.

3Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

4Periods greater than one year are annualized.

Percent of net assets
Where the fund’s
assets were
invested as of			U.S. common stocks 26.3%
December 31, 2020	Bonds & notes of governments

& government agencies
	outside the U.S. 14.7%		Common stocks of issuers

	U.S. Treasury bonds & notes 10.9%		outside the U.S. 31.7%

Short-term securities

Corporate bonds, notes & loans 4.8%

& other assets

	Mortgage-backed obligations 1.4%		less liabilities 9.6%

Other bonds & notes .1%

	Preferred securities	.5%

American Funds Insurance Series	27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 9.96% for the 12 months ended December 31, 2020. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index1, which represents the U.S. investment-grade (rated BBB/Baa and above) ﬁxed-rate bond market, returned 7.51%.

Bond markets rebounded sharply supported by extraordinary measures from the Federal Reserve. The central bank slashed interest rates to near-zero in March, launched an array of emergency lending programs, and purchased corporate and government debt. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels. The Treasury curve steepened amid declining yields.

The fund beneﬁtted from security selection, sector selection and duration positioning. Within sector selection, overweights in investment-grade corporates and agency mortgage backed securities helped relative results. Also, out-of-benchmark investments in Treasury Inﬂation Protected Securities (TIPS) and high-yield bonds all added to relative returns. Within security selection, bonds issued by Teva Pharmaceutical were notable contributors. Municipal issuers such as the State of Illinois and Chicago Board of Education detracted over the period.

Valuations have largely recovered from the lows seen in March. Consequently, managers have begun reducing risk in the portfolio and will likely continue if valuations improve further. This will enable managers to take advantage of future volatility by purchasing bonds when prices look more attractive at that time. With interest rates at relatively low levels and the Fed holding short-term rates near zero, managers expect longer term yields to rise as the economic backdrop improves.

Managers believe that stimulative ﬁscal and monetary policy should help to keep U.S. economic growth positive. Although the portfolio is positioned toward an economic recovery, managers anticipate a high level of uncertainty and a fragile state of the economy. As such, careful, research-driven security selection will continue to be an important driver of future investment results.

28American Funds Insurance Series

Bond Fund (continued)

How a hypothetical	$16,000

$10,000 investment		$15,060
has grown

		Bond Fund, Class 1

		$14,576

		Bloomberg
		Barclays U.S.
		Aggregate Index1

10,000

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
Year ended December 31
Total returns based on For periods ended December 31, 20202
a $1,000 investment				Lifetime	Gross	Net
	1 year	5 years	10 years (since January 2, 1996)		expense ratio	expense ratio

Class 1	9.96%	5.20%	4.18%	4.93%	.40%	.21%
Class 1A	9.68	4.94	3.92	4.67	.65	.46
Class 2	9.73	4.92	3.92	4.67	.65	.46
Class 4	9.38	4.66	3.67	4.41	.90	.71

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

invested as of	Mortgage-backed obligations 31.7%

December 31, 2020
U.S. Treasury bonds & notes 24.4%	Corporate bonds, notes & loans 33.3%

Bonds & notes of governments	Short-term securities
& government agencies

outside the U.S. 3.0%	& other assets

Asset-backed obligations 2.2%	less liabilities 3.3%

Municipals 2.0%

Federal agency bonds and notes .1%

American Funds Insurance Series	29
Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Bond Fund gained 10.17% for the 12 months ended December 31, 2020. This outpaced the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index1, which measures global investment-grade bonds (rated BBB/Baa and above) and increased 9.20%.

Government bonds advanced as central banks around the world slashed interest rates and ramped up stimulus programs in an attempt to counter the damaging effects of the pandemic. The U.S. Federal Reserve cut rates to near zero in March and launched an array of emergency lending programs as part of its COVID-19 response. The Treasury curve steepened amid declining yields.

Sector and security selection contributed positively to the fund’s relative returns over the period. The fund managers favored credits from Southern Europe and Eastern Europe, of which Greece and Romania were among top contributors to returns. Diversiﬁed exposures to local emerging markets, such as Mexico, also added to results. Government bonds from France and Brazil were among individual detractors to relative returns.

As growth in the U.S. moderates, the fund’s portfolio managers seek to identify long-term investments around the world such as in emerging markets where sovereign, corporate and high-yield debt may present opportunities. Given the fund’s core objective is to provide a high-level of total return over the long term, the fund’s portfolio managers maintain a cautious approach to investing in different sectors of the bond market, such as high-yield debt.

30American Funds Insurance Series

Capital World Bond Fund® (continued)

How a hypothetical	$16,000

$10,000 investment has grown

$14,122 Lipper Global Income Funds Index2

$13,838

Capital World Bond

Fund, Class 1

$13,214 Bloomberg

10,000Barclays Global Aggregate Index1

8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
Year ended December 31
Total returns based on For periods ended December 31, 20203
a $1,000 investment					Lifetime	Gross	Net
		1 year	5 years	10 years (since October 4, 2006)		expense ratio	expense ratio

	Class 1	10.17%	5.35%	3.30%	4.49%	.58%	.48%
	Class 1A	9.89	5.12	3.06	4.24	.83	.73
	Class 24	9.90	5.10	3.04	4.22	.83	.73
	Class 4	9.62	4.84	2.83	4.00	1.08	.98
	Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is
	currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be
	modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense
	reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of
	the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.
	Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
	1Source: Bloomberg Index Services Ltd.
	2Source: Reﬁnitiv Lipper. Results for the Lipper indexes do not reﬂect sales charges. Lipper indexes track the largest mutual funds (no
	more than 30), represented by one share class per fund, in the corresponding Lipper category.
	3Periods greater than one year are annualized.
	4Capital World Bond Fund Class 2 shares were ﬁrst sold on November 6, 2006. Results prior to that date are hypothetical based on
	Class 1 share results adjusted for estimated additional annual expenses of 0.25%.
						Percent of net assets

Where the fund’s
assets were
invested as of
December 31, 2020	Corporate bonds, notes & loans 29.7%

Bonds & notes of governments & government agencies outside the U.S. 53.3%

U.S. Treasury bonds & notes 5.9% Mortgage-backed obligations 4.5% Other bonds and notes .2% Common stocks .1%

Short-term securities

&other assets less liabilities 6.3%

American Funds Insurance Series	31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 8.21% for the 12 months ended December 31, 2020. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures ﬁxed-rate non-investment-grade bonds (rated BB/Ba and below) and limits the exposure of an issuer to 2%, was up 7.05%.

Credit markets rebounded sharply from their pandemic lows, supported by extraordinary measures from the Federal Reserve and other global central banks. The Federal Reserve reduced interest rates to near-zero in March and launched an array of emergency programs that included purchasing corporate bonds. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels, after increasing dramatically during the early stages of the pandemic.

Sector and security selection contributed positively to the fund’s relative returns over the period. In particular, security selection within the consumer non-cyclical sector was additive to results. Conversely, investments within the energy sector detracted from relative returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high-yield market and that ongoing ﬁscal and monetary support — combined with synchronous global growth as economies gradually reopen — will mitigate adverse impacts of the pandemic. We continue to monitor these themes and believe that high-yield bonds will be supported by stronger economic growth and central bank policies.

32American Funds Insurance Series

High-Income Bond Fund (continued)

How a hypothetical	$20,000	$19,288

$10,000 investment

has grown		Bloomberg
		Barclays U.S. Corp.
		High Yield 2% Issuer
		Capped Index1
	$17,621
		High-Income Bond
		Fund, Class 1
10,000
8,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
				Year ended December 31

Total returns based on For periods ended December 31, 20202
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since February 8,1984) expense ratio				expense ratio

Class 1		8.21%		8.59%		5.83%		8.65%		.52%	.33%
Class 1A		7.94		8.35		5.58		8.39		.77	.58
Class 2		7.94		8.34		5.57		8.38		.77	.58
Class 3		7.93		8.39		5.63		8.46		.70	.51
Class 4		7.74		8.05		5.35		8.13		1.02	.83

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s
assets were
invested as of	Corporate bonds, notes & loans 89.3%
December 31, 2020

Equity securities 4.4%

Convertible securities 1.0%

Short-term securities

&other assets less liabilities 5.3%

American Funds Insurance Series	33

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American Funds Mortgage Fund gained 6.98% for the 12 months ended December 31, 2020, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, rose 3.87%.

Bond markets rebounded sharply supported by extraordinary measures from the Federal Reserve. The central bank slashed interest rates to near-zero in March, launched an array of emergency lending programs, and purchased corporate and government debt. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels. The Treasury curve steepened amid declining yields.

Duration and curve positioning, as well as sector and security selection, all contributed to the fund’s relative returns over the period. The fund beneﬁted from a lower-than-benchmark weighting in mortgages. On the downside, duration positioning in IRS swaps detracted from relative results.

The fund’s portfolio managers remain focused on meeting the core objectives of the fund providing current income and protecting capital. Rate hikes in the near future are unlikely as the Federal Reserve looks to extend economic expansion and raise inﬂation closer to its stated “strong commitment” for a symmetric target of 2%. Due to the Fed’s interest policy and market optimism with respect to economic growth, the Treasury yield curve steepened considerably in 2020. The fund positioning is intended to provide some stability if we experience another bout of weakness in equity or credit markets. More attractive valuations for mortgage investments are expected to emerge going forward amid a transition from our extended period of extremely low volatility to a more normal period of economic and asset price uncertainty.

34American Funds Insurance Series

American Funds Mortgage Fund®	(continued)
How a hypothetical $14,000

$10,000 investment	$13,454
has grown
Mortgage Fund,

Class 1
$13,231
Bloomberg
Barclays U.S.
Mortgage-Backed
May 2	Securities Index1
10,000

8,000

2011 2012 2013

2014

2015 2016 2017 2018 2019 Semi-annual

2020

Total returns based on For periods ended December 31, 20202
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 2, 2011)	expense ratio	expense ratio

Class 1	6.98%	3.34%	3.12%	.48%	.27%
Class 1A	6.63	3.08	2.86	.73	.52
Class 2	6.72	3.08	2.86	.73	.52
Class 4	6.38	2.82	2.66	.98	.77

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2020

U.S. Treasury bonds & notes 8.0%

Asset-backed obligations 1.7%

Federal agency bonds & notes .1%

Mortgage-backed obligations 68.7%

Short-term securities & other assets less liabilities 21.5%

American Funds Insurance Series	35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 0.34% for the 12 months ended December 31, 2020, compared with a 1.31% rise in the Bloomberg Barclays Short-Term Government/Corporate Index1, which consists of investment-grade (rated BBB/Baa and above), ﬁxed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. With a focus on capital preservation and liquidity, the fund continues to be managed in a relatively conservative manner compared to the above-described index.

Short-term interest rates are near zero and have been since the Federal Reserve cut rates in March. The current low interest rate environment may persist, as uncertainty regarding the coronavirus continues even with positive news on the vaccine front.

36American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Total returns based on	For periods ended December 31, 20202
a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years (since February 8, 1984)		ratio

	Class 1	0.34%	0.91%	0.34%	3.31%	0.37%
	Class 1A	0.32	0.86	0.19	3.08	0.62
	Class 2	0.03	0.65	0.08	3.05	0.62
	Class 3	0.13	0.74	0.16	3.12	0.55
	Class 4	–0.25	0.40	–0.09	2.81	0.87
	Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment
	results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for
	more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in
	this report for details.
	Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
	1Source: Bloomberg Index Services Ltd.
	2Periods greater than one year are annualized.
					Percent of net assets

Where the fund’s	Commercial paper					71.5%
assets were	Federal agency bills & notes					16.2
invested as of	U.S. Treasury bills					11.4
December 31, 2020	Other assets less liabilities					.9

	Total					100.0%

American Funds Insurance Series	37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund rose 10.09% for the 12 months ended December 31, 2020, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, increased by 6.36%.

Bond markets rebounded sharply supported by extraordinary measures from the Federal Reserve. The central bank slashed interest rates to near-zero in March, launched an array of emergency lending programs, and purchased corporate and government debt. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels. The Treasury curve steepened amid declining yields.

During the period, the fund’s duration and mortgage positioning were additive to results. On the downside, duration positioning in IRS swaps detracted from relative results.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. Rate hikes in the near future are unlikely as the Federal Reserve looks to extend economic expansion and raise inﬂation closer to its stated “strong commitment” symmetric target of 2%. Due to the Fed’s interest policy and market optimism with respect to economic growth, the Treasury yield curve steepened considerably in 2020. The fund positioning is intended to provide some stability if we experience another bout of weakness in equity or credit markets.

38American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

How a hypothetical	$14,000	$13,931

$10,000 investment		U.S. Govt./AAA-
has grown		Rated Securities

Fund, Class 1

$13,651 Bloomberg Barclays U.S. Govt./Mortgage- Backed Securities Index1

10,000

9,000

’10	‘11	’12	‘13	’14	‘15	’16	‘17	‘18	’19	’20
Year ended December 31
Total returns based on For periods ended December 31, 20202
a $1,000 investment				Lifetime	Gross	Net
	1 year	5 years	10 years	(since December 2, 1985) expense ratio		expense ratio

Class 1	10.09%	3.93%	3.37%	5.83%	.39%	.23%
Class 1A	9.75	3.70	3.12	5.57	.64	.48
Class 2	9.80	3.67	3.10	5.57	.64	.48
Class 3	9.91	3.76	3.18	5.64	.57	.41
Class 4	9.48	3.42	2.90	5.32	.89	.73

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2020

U.S. Treasury bonds & notes 30.8%

Mortgage-backed obligations 35.2%

Short-term securities & other assets less liabilities 18.2%

American Funds Insurance Series	39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 32.45% for the 12 months ended December 31, 2020. S&P 500 Managed Risk Index – Moderate Aggressive1 was up 6.92%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The beneﬁt of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments in consumer discretionary and communication services sectors were top contributors to relative returns, while its cash holdings detracted.

How a hypothetical

$10,000 investment $30,000 has grown

10,000

8,000

May 1

2013	2014	2015	2016	2017	2018	2019	2020

Semi-annual

$27,739

S&P 5002

$24,924 Managed Risk Growth Fund, Class P1

$19,948 S&P 500 Managed Risk Index — Moderate Aggressive1

Total returns based on For periods ended December 31, 20203
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	32.45%	15.97%	12.65%	.74%	.69%
Class P2	32.03	15.64	12.32	.99	.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 3.13% for the 12 months ended December 31, 2020, compared to the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive1, which was ﬂat at 0.00%. The MSCI ACWI (All Country World Index) ex USA2, a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), increased 10.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The beneﬁt of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the consumer discretionary and health care sectors were additive to relative returns, while stock selection in the industrials sector detracted from relative results.

How a hypothetical

$10,000 investment $16,000 has grown

10,000

8,000

May 1

2013	2014	2015	2016	2017	2018	2019	2020

Semi-annual

$15,028

MSCI ACWI ex USA2

Class P1

$12,776

S&P EPAC

Ex. Korea

LargeMidCap

Managed Risk

Index — Moderate

Aggressive1

Total returns based on For periods ended December 31, 20203
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	3.13%	6.60%	3.84%	.94%	.86%
Class P2	2.80	6.19	3.46	1.19	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

2Source: MSCI. The MSCI index result reﬂects reinvestment of distributions and dividends net of withholding taxes.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 0.93% for the 12 months ended December 31, 2020. S&P 500 Managed Risk Index – Moderate1 gained 7.01%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange- traded futures. The beneﬁt of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Blue Chip Income and Growth Fund’s investments in the ﬁnancials sector was additive to relative returns, while stock selection in the energy sector detracted from relative results.

How a hypothetical

$10,000 investment $30,000 has grown

10,000

8,000

May 1

2013	2014	2015	2016	2017	2018	2019	2020

Semi-annual

$27,739

S&P 5002

$19,013 S&P 500 Managed Risk Index — Moderate1

$15,640 Managed Risk Blue Chip Income and Growth Fund, Class P1

Total returns based on For periods ended December 31, 20203
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–0.93%	6.68%	6.01%	.68%	.63%
Class P2	–1.25	6.32	5.64	.93	.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 9.85% for the 12 months ended December 31, 2020, compared to the S&P 500 Managed Risk Index – Moderate1, which rose 7.01%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The beneﬁt of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s stock selection in the communication services sector was a top contributor to relative returns, while stock selection in the information technology sector detracted from relative results.

How a hypothetical

$10,000 investment $30,000 has grown

10,000

8,000

$27,739

S&P 5002

$19,476

Managed Risk

Growth-Income

Fund, Class P1

$19,013

May 1S&P 500

Managed Risk

Index — Moderate1

2013	2014	2015	2016	2017	2018	2019	2020

Semi-annual

Total returns based on For periods ended December 31, 20203
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	9.85%	10.58%	9.08%	.68%	.63%
Class P2	9.58	10.27	8.76	.93	.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 6.10% for the 12 months ended December 31, 2020. S&P 500 Managed Risk Index – Moderate Conservative1 was up 7.20%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The beneﬁt of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investments in the real estate and information technology sectors were top contributors to relative returns, while stock selection in the energy and industrials sectors detracted from relative results.

44American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

How a hypothetical	$35,000

$10,000 investment has grown

September 28

10,000

8,000

2012	2013	2014	2015	2016	2017	2018	2019	2020
Semi-annual

$30,865

S&P 5002

$19,541

S&P 500 Managed

Risk Index — Moderate

Conservative1

$18,547

Managed Risk Asset

Allocation Fund,

Class P1

$12,997 Bloomberg Barclays U.S. Aggregate Index3

Total returns based on For periods ended December 31, 20204
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years (since September 28, 2012)		expense ratio	expense ratio

Class P1	6.10%	8.17%	7.77%	.70%	.65%
Class P2	5.88	7.91	7.51	.95	.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the series’ board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Source: Bloomberg Index Services Ltd.

4Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	45

Global Growth Fund

Investment portfolio December 31, 2020

Common stocks 93.72%			Value
		Shares	(000)

Information	ASML Holding NV1	591,992	$ 286,087
technology	ASML Holding NV (New York registered) (ADR)	464,300	226,449
31.71%	Taiwan Semiconductor Manufacturing Company, Ltd.1	24,817,000	466,100
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	30,531
	Microsoft Corp.	1,902,900	423,243
	Paycom Software, Inc.2	357,000	161,453
	Adyen NV1,2	61,500	143,105
	PayPal Holdings, Inc.2	490,000	114,758
	Visa Inc., Class A	515,000	112,646
	Broadcom Inc.	233,350	102,172
	PagSeguro Digital Ltd., Class A2	1,340,900	76,270
	Adobe Inc.2	135,000	67,516
	Zendesk, Inc.2	454,000	64,977
	Samsung Electronics Co., Ltd.1	785,100	58,676
	Amphenol Corp., Class A	373,500	48,843
	Keyence Corp.1	72,300	40,689
	EPAM Systems, Inc.2	105,240	37,713
	Advanced Micro Devices, Inc.2	301,500	27,651
	Mastercard Inc., Class A	67,500	24,094
	TeamViewer AG1,2	428,000	22,922
	Hexagon AB, Class B1	240,000	21,855
	Amadeus IT Group SA, Class A, non-registered shares1	212,301	15,370
	Worldline SA, non-registered shares1,2	152,800	14,779
	Network International Holdings PLC1,2	3,173,000	14,168
	Jack Henry & Associates, Inc.	69,400	11,242

			2,613,309

Consumer	Amazon.com, Inc.2	145,050	472,419
discretionary	Alibaba Group Holding Ltd.1,2	5,241,300	153,138
20.46%	Chipotle Mexican Grill, Inc.2	107,400	148,933
	Just Eat Takeaway (GBP denominated)1,2	640,914	72,424
	Just Eat Takeaway (EUR denominated)1,2	347,000	39,116
	LVMH Moët Hennessy-Louis Vuitton SE1	158,900	99,286
	Ocado Group PLC1,2	2,881,000	90,274
	Domino’s Pizza, Inc.	156,800	60,127
	NIKE, Inc., Class B	383,100	54,197
	Floor & Decor Holdings, Inc., Class A2	546,500	50,742
	Prosus NV1	447,800	48,171
	Renault SA1,2	1,100,000	48,132
	MercadoLibre, Inc.2	16,400	27,474
	Meituan, Class B1,2	699,700	26,761
	Naspers Ltd., Class N1	122,700	25,113
	Home Depot, Inc.	92,275	24,510
	Sony Corp.1	243,000	24,432
	MGM China Holdings, Ltd.1,3	12,708,000	21,841
	Peugeot SA1,2	761,800	20,848
	XPeng Inc., Class A (ADR)2,3	445,100	19,064
	Delivery Hero SE1,2	118,000	18,315
	Wynn Macau, Ltd.1,2	10,510,400	17,672
	Flutter Entertainment PLC (EUR denominated)1	84,650	17,339
	JD Health International Inc.1,2,3	893,550	17,289
	IDP Education Ltd.1	1,119,000	17,141
	EssilorLuxottica1	102,335	15,960
	Melco Resorts & Entertainment Ltd. (ADR)	835,000	15,489
	Moncler SpA1,2	217,370	13,296
	THG Holdings PLC1,2	1,026,870	10,965
	Marriott International, Inc., Class A	74,000	9,762
	Airbnb, Inc., Class A2	41,500	6,092
			1,686,322

46American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	UnitedHealth Group Inc.	276,800	$ 97,068
11.35%	DexCom, Inc.2	253,000	93,539
	Mettler-Toledo International Inc.2	65,000	74,079
	AstraZeneca PLC1	674,300	67,369
	Pfizer Inc.	1,699,000	62,540
	Fisher & Paykel Healthcare Corp. Ltd.1	2,550,000	60,555
	Cigna Corp.	290,214	60,417
	NovoCure Ltd.2	340,000	58,834
	Merck & Co., Inc.	620,000	50,716
	Regeneron Pharmaceuticals, Inc.2	98,300	47,490
	Tandem Diabetes Care, Inc.2	285,000	27,269
	Danaher Corp.	110,000	24,435
	Humana Inc.	55,000	22,565
	Zoetis Inc., Class A	130,000	21,515
	Bayer AG1	363,860	21,387
	Catalent, Inc.2	200,000	20,814
	bioMérieux SA1	135,000	19,038
	Olympus Corp.1	796,800	17,442
	Novartis AG1	165,600	15,641
	Rede D’Or Sao Luiz SA2	1,060,000	13,938
	Sanofi1	135,000	13,044
	Teladoc Health, Inc.2	63,600	12,717
	Vertex Pharmaceuticals Inc.2	49,500	11,699
	GN Store Nord AS1	115,500	9,180
	Coloplast A/S, Class B1	55,750	8,516
	Viatris Inc.2	179,542	3,365
			935,172

Financials	AIA Group Ltd.1	12,338,700	151,984
9.80%	Tradeweb Markets Inc., Class A	1,685,360	105,251
	Kotak Mahindra Bank Ltd.1,2	3,704,500	101,380
	MarketAxess Holdings Inc.	151,400	86,383
	JPMorgan Chase & Co.	438,700	55,746
	AXA SA1	1,692,893	40,614
	Prudential PLC1	1,773,082	32,728
	Citigroup Inc.	497,600	30,682
	Moscow Exchange MICEX-RTS PJSC1	12,640,000	27,274
	CME Group Inc., Class A	144,437	26,295
	Société Générale1,2	1,011,450	21,071
	BlackRock, Inc.	26,500	19,121
	Willis Towers Watson PLC	73,000	15,380
	HDFC Life Insurance Company Ltd.1,2	1,589,691	14,746
	FinecoBank SpA1,2	893,000	14,573
	QBE Insurance Group Ltd.1	2,132,000	14,036
	Bank of America Corp.	385,000	11,669
	Macquarie Group Ltd.1	101,500	10,845
	Lufax Holding Ltd. (ADR)2,3	680,000	9,656
	Sberbank of Russia PJSC (ADR)1	645,500	9,305
	Banco Santander, SA1,2	2,946,020	9,147
			807,886

Communication	Alphabet Inc., Class A2	95,500	167,377
services	Alphabet Inc., Class C2	63,852	111,861
7.24%	Tencent Holdings Ltd.1	2,028,000	148,180
	Facebook, Inc., Class A2	395,600	108,062
	Altice USA, Inc., Class A2	751,200	28,448
	Sea Ltd., Class A (ADR)2	95,851	19,079
	Twitter, Inc.2	252,000	13,646
			596,653

American Funds Insurance Series	47

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	British American Tobacco PLC1	2,921,900	$ 108,680
6.07%	Kweichow Moutai Co., Ltd., Class A1	269,957	82,496
	Philip Morris International Inc.	919,500	76,125
	Nestlé SA1	495,497	58,334
	Keurig Dr Pepper Inc.	1,624,000	51,968
	Altria Group, Inc.	1,248,500	51,189
	Walgreens Boots Alliance, Inc.	657,651	26,227
	Associated British Foods PLC1,2	595,000	18,435
	Costco Wholesale Corp.	42,170	15,889
	Mondelez International, Inc.	192,000	11,226

			500,569

Industrials	MTU Aero Engines AG1	167,000	43,512
3.51%	Airbus SE, non-registered shares1,2	327,000	35,921
	DSV Panalpina A/S1	201,000	33,638
	Alliance Global Group, Inc.1	135,603,500	29,946
	GT Capital Holdings, Inc.1	2,454,611	29,915
	Safran SA1,2	164,000	23,259
	NIBE Industrier AB, Class B1	685,000	22,494
	Nidec Corp.1	149,100	18,786
	SMC Corp.1	22,500	13,741
	General Electric Co.	1,260,000	13,608
	Country Garden Services Holdings Co., Ltd.1	2,003,000	13,586
	Boeing Company	51,300	10,981

			289,387

Materials	Sherwin-Williams Company	153,900	113,103
1.84%	Shin-Etsu Chemical Co., Ltd.1	119,500	20,920
	Koninklijke DSM NV1	101,700	17,519
			151,542

Energy	Reliance Industries Ltd.1	1,807,924	49,250
1.10%	Reliance Industries Ltd., interim shares1	106,956	1,640
	Gazprom PJSC (ADR)1	4,173,000	23,198
	LUKOIL Oil Co. PJSC (ADR)1	246,300	16,794
			90,882

Real estate	Goodman Logistics (HK) Ltd. REIT1	1,276,503	18,621
0.41%	ESR Cayman Ltd.1,2	4,100,000	14,735
			33,356

Utilities	Ørsted AS1	91,250	18,663
0.23%
	Total common stocks (cost: $3,554,514,000)		7,723,741

Preferred securities 2.90%

Health care	Sartorius AG, nonvoting preferred, non-registered shares1	360,500	151,100
1.84%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares1	1,289,000	87,500
technology
	Total preferred securities (cost: $70,623,000)		238,600
1.06%

48American Funds Insurance Series

Global Growth Fund (continued)

Short-term securities 3.87%

Principal amount	Value
(000)	(000)

Commercial paper 2.12%

Toronto-Dominion Bank 0.19% due 1/19/20214					$ 100,000		$99,993
NRW.Bank 0.21% due 1/22/20214					59,000		58,995
LVMH Moët Hennessy Louis Vuitton Inc. 0.15% due 1/14/20214					16,000		15,999
							174,987
					Shares

Money market investments 1.75%

Capital Group Central Cash Fund 0.12%5,6					1,256,834		125,696
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%5,7					18,274,600		18,274
							143,970

Total short-term securities (cost: $318,936,000)							318,957

Total investment securities 100.49% (cost: $3,944,073,000)							8,281,298
Other assets less liabilities (0.49)%							(40,328)

Net assets 100.00%						$8,240,970
Investments in affiliates6

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 1.53%
Money market investments 1.53%
Capital Group Central Cash Fund 0.12%5	$137,140	$1,204,128	$1,215,496	$170	$(246)	$125,696	$973

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,662,002,000, which represented 44.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $21,446,000, which represented .26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $174,987,000, which represented 2.12% of the net assets of the fund.

5Rate represents the seven-day yield at 12/31/2020.

6Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

7Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

See notes to financial statements.

American Funds Insurance Series	49
Global Small Capitalization Fund

Investment portfolio December 31, 2020

Common stocks 95.25%			Value
		Shares	(000)

Information	Cree, Inc.1	1,356,800	$143,685
technology	Ceridian HCM Holding Inc.1	730,900	77,885
27.03%	Net One Systems Co., Ltd.2	1,855,865	65,640
	BE Semiconductor Industries NV2	801,930	48,310
	Kingdee International Software Group Co. Ltd.2	11,717,074	48,085
	PAR Technology Corp.1,3	700,482	43,983
	SimCorp AS2	265,750	39,473
	Unimicron Technology Corp.2	12,305,000	38,529
	Appfolio, Inc., Class A1	203,903	36,711
	Inphi Corp.1	215,191	34,532
	Avast PLC2	4,532,443	33,340
	Silergy Corp.2	383,740	32,898
	Avalara, Inc.1	194,419	32,058
	C3.ai, Inc., Class A1,3	229,200	31,801
	Qorvo, Inc.1	190,000	31,591
	Lightspeed POS Inc., subordinate voting shares1	443,300	31,204
	Skillz Inc., Class A1,2,4	1,399,676	24,914
	Euronet Worldwide, Inc.1	167,890	24,331
	Smartsheet Inc., Class A1	337,600	23,392
	Bentley Systems, Inc., Class B	563,300	22,819
	Pegasystems Inc.	169,591	22,600
	Nuance Communications, Inc.1	499,400	22,019
	Globant SA1	101,000	21,979
	SUMCO Corp.2	999,000	21,934
	Carel Industries SpA2	929,751	21,804
	Anaplan, Inc.1	295,733	21,248
	Alteryx, Inc., Class A1	173,000	21,070
	MACOM Technology Solutions Holdings, Inc.1	380,000	20,915
	AI inside Inc.1,2	27,813	19,667
	Nordic Semiconductor ASA1,2	1,196,967	19,159
	LEM Holding SA2	9,570	18,679
	Paycom Software, Inc.1	40,000	18,090
	Bechtle AG, non-registered shares2	77,700	16,945
	Oneconnect Financial Technology Co., Ltd. (ADR)1	830,436	16,368
	Network International Holdings PLC1,2	3,434,882	15,338
	Silicon Laboratories Inc.1	115,900	14,759
	Keywords Studios PLC1,2	350,000	13,734
	SoftwareONE Holding AG2	449,700	13,300
	JFrog Ltd.1,3	209,100	13,138
	ON Semiconductor Corp.1	395,000	12,928
	Aspen Technology, Inc.1	93,100	12,126
	Tanla Platforms Ltd.2	1,339,330	12,106
	Asana, Inc., Class A1	401,900	11,876
	Cognex Corp.	136,300	10,943
	Rapid7, Inc.1	121,000	10,909
	Nuvei Corp., subordinate voting shares1	173,200	10,432
	Computer Services, Inc.	163,500	9,712
	Paya Holdings Inc., Class A1,3	667,000	9,058
	MongoDB, Inc., Class A1	25,000	8,976
	SHIFT Inc.1,2	63,700	8,799
	Renishaw PLC1,2	100,000	7,876
	Globalwafers Co., Ltd.2	311,000	7,870
	DocuSign, Inc.1	34,300	7,625
	QAD Inc., Class A	115,350	7,288
	ALTEN SA, non-registered shares1,2	63,900	7,238
	Megaport Ltd.1,2	650,000	7,134
	Okta, Inc., Class A1	27,263	6,932
	INFICON Holding AG2	7,397	6,748
	Allegro Microsystems, Inc.1	246,500	6,572
	Coupa Software Inc.1	18,000	6,100
	BigCommerce Holdings, Inc., Series 11,3	90,000	5,773
	SVMK Inc.1	221,600	5,662

50American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Pexip Holding ASA1,2,3	676,082	$5,193
technology	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	3,605,500	4,827
(continued)	Tyro Payments Ltd.1,2,3	1,727,332	4,251
	Appen Ltd.2	162,863	3,117
			1,435,998

Health care	Insulet Corp.1	567,720	145,126
22.94%	Haemonetics Corp.1	796,700	94,608
	Allakos Inc.1	586,080	82,051
	Notre Dame Intermédica Participações SA	4,089,700	61,682
	WuXi Biologics (Cayman) Inc.1,2	4,236,000	56,424
	GW Pharmaceuticals PLC (ADR)1	473,768	54,678
	iRhythm Technologies, Inc.1	213,120	50,554
	Mani, Inc.2	1,808,129	49,243
	CanSino Biologics Inc., Class H1,2	2,132,400	48,805
	Ultragenyx Pharmaceutical Inc.1	325,474	45,055
	Applied Molecular Transport Inc.1,3	1,365,957	42,030
	Health Catalyst, Inc.1	922,700	40,165
	Integra LifeSciences Holdings Corp.1	602,696	39,127
	PRA Health Sciences, Inc.1	257,150	32,257
	New Frontier Health Corp., Class A1	3,422,000	29,429
	Kronos Bio, Inc.1,2	619,195	17,386
	Kronos Bio, Inc.1	387,795	11,583
	Globus Medical, Inc., Class A1	434,000	28,305
	CompuGroup Medical SE & Co. KGaA2	277,700	26,669
	GVS SpA1,2	1,350,919	25,165
	Allogene Therapeutics, Inc.1	947,234	23,908
	Nevro Corp.1	128,100	22,174
	Cortexyme, Inc.1,3	759,458	21,098
	CONMED Corp.	157,000	17,584
	Max Healthcare Institute Ltd.1,2	8,885,394	17,116
	Amplifon SpA1,2	401,700	16,646
	Guardant Health, Inc.1	119,227	15,366
	Ambu AS, Class B, non-registered shares2,3	283,500	12,241
	Ocumension Therapeutics1,2	3,168,466	11,051
	NuCana PLC (ADR)1,3	2,356,233	10,579
	AddLife AB, Class B2	553,888	9,693
	Bluebird Bio, Inc.1	196,815	8,516
	BioMarin Pharmaceutical Inc.1	92,000	8,067
	Shandong Pharmaceutical Glass Co., Ltd., Class A2	955,000	7,342
	Madrigal Pharmaceuticals, Inc.1	61,425	6,829
	Encompass Health Corp.	79,000	6,533
	Bachem Holding AG, Class B2	14,100	6,266
	Arjo AB, Class B2	765,000	5,842
	Hikma Pharmaceuticals PLC2	131,000	4,512
	Hutchison China MediTech Ltd. (ADR)1	124,000	3,970
	Uniphar PLC2	1,022,000	2,974
	NMC Health PLC1,2,5	219,652	3
			1,218,652

Consumer	Shop Apotheke Europe NV, non-registered shares1,2,3	282,300	51,122
discretionary	Wyndham Hotels & Resorts, Inc.	808,069	48,032
14.67%	Helen of Troy Ltd.1	207,200	46,038
	Lands’ End, Inc.1,6	2,100,000	45,297
	Thor Industries, Inc.	463,600	43,110
	YETI Holdings, Inc.1	593,379	40,629
	Mattel, Inc.1	2,100,069	36,646
	Five Below, Inc.1	199,700	34,944
	Evolution Gaming Group AB2	328,676	33,323
	Entain PLC1,2	1,748,600	27,143
American Funds Insurance Series	51

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Leslie’s, Inc.1,3	824,800	$ 22,888
discretionary	Arco Platform Ltd., Class A1	638,725	22,668
(continued)	Skechers USA, Inc., Class A1	550,000	19,767
	Tongcheng-Elong Holdings Ltd.1,2	10,084,800	19,537
	Just Eat Takeaway (EUR denominated)1,2	166,200	18,735
	Tube Investments of India Ltd.2	1,700,000	18,641
	Everi Holdings Inc.1	1,324,553	18,292
	Kindred Group PLC (SDR)1,2	1,806,800	17,683
	zooplus AG, non-registered shares1,2	78,700	16,299
	Melco International Development Ltd.2	7,826,000	15,240
	B2W - Cia. Digital, ordinary nominative1	1,010,093	14,704
	SSP Group PLC2	3,233,990	14,687
	TopBuild Corp.1	73,600	13,548
	Musti Group Oyj1,2	436,550	13,083
	Bright Horizons Family Solutions Inc.1	74,300	12,853
	Purple Innovation, Inc., Class A1	390,000	12,847
	Basic-Fit NV1,2	348,300	12,725
	Cie. Plastic Omnium SA2	308,912	10,724
	IDP Education Ltd.2	691,561	10,594
	Patrick Industries, Inc.	131,700	9,002
	Thule Group AB1,2	219,800	8,215
	Cairn Homes PLC1,2	6,829,200	7,972
	Sushiro Global Holdings Ltd.2	187,000	7,142
	OneSpaWorld Holdings Ltd.	695,690	7,054
	Zhongsheng Group Holdings Ltd.2	938,500	6,691
	Elior Group SA2	882,500	5,961
	Countryside Properties PLC2	743,015	4,771
	Kerry Express (Thailand) PCL, foreign registered1,2	2,250,000	3,699
	Dalata Hotel Group PLC1,2	800,000	3,689
	Coursera, Inc.1,2,5,7	160,625	2,409
	DraftKings Inc., Class A1	16,755	780
	China Zenix Auto International Ltd. (ADR)1	428,500	111
			779,295

Industrials	Nihon M&A Center Inc.2	1,304,292	87,283
13.20%	Boyd Group Services Inc.3	233,326	40,246
	International Container Terminal Services, Inc.2	15,047,500	38,708
	Stericycle, Inc.1	539,531	37,406
	IMCD NV2	285,600	36,288
	Meggitt PLC1,2	5,035,900	32,174
	Bingo Industries Ltd.2,3	14,571,008	27,435
	Instalco AB2	836,795	25,503
	Japan Elevator Service Holdings Co., Ltd.2	970,400	24,707
	Alfen NV1,2	227,700	22,879
	Interpump Group SpA2	447,000	22,084
	Nolato AB, Class B1,2	185,100	18,716
	Melrose Industries PLC1,2	7,236,000	17,647
	Wizz Air Holdings PLC1,2	278,200	17,375
	VAT Group AG2	68,150	16,986
	Diploma PLC2	556,200	16,689
	Avon Rubber PLC2	383,500	16,610
	Matson, Inc.	289,400	16,487
	Cleanaway Waste Management Ltd.2	7,580,970	13,779
	Centre Testing International Group Co., Ltd.2	3,266,269	13,692
	Han’s Laser Technology Industry Group Co., Ltd., Class A2	2,037,982	13,354
	Woodward, Inc.	105,000	12,761
	Granite Construction Inc.	465,000	12,420
	Guangzhou Baiyun International Airport Co. Ltd., Class A2	5,704,039	12,329
	Marel hf.2	1,971,482	12,157
	Rumo SA1	3,025,547	11,207
	CAE Inc.	375,000	10,391

52American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	IAA, Inc.1	141,750	$ 9,211
(continued)	Addtech AB, Class B2	497,200	6,583
	Montrose Environmental Group, Inc.1	190,800	5,907
	Nitto Boseki Co., Ltd.2	132,500	5,853
	Atlas Corp.	500,000	5,420
	Imperial Logistics Ltd.2	2,103,000	5,351
	TOMRA Systems ASA2	106,900	5,268
	BWX Technologies, Inc.	85,000	5,124
	BELIMO Holding AG2	523	4,543
	VARTA AG, non-registered shares1,2,3	30,875	4,459
	LIXIL Corp.2	196,500	4,268
	Howden Joinery Group PLC1,2	440,000	4,155
	McPhy Energy SA1,2,3	74,800	3,144
	Vicor Corp, Class A1	27,800	2,564
	The AZEK Company Inc., Class A1	54,400	2,092
			701,255

Financials	Cannae Holdings, Inc.1	1,931,800	85,521
7.47%	Trupanion, Inc.1	671,200	80,349
	Janus Henderson Group PLC	1,088,400	35,384
	Capitec Bank Holdings Ltd.1,2	232,177	22,625
	Live Oak Bancshares, Inc.	462,000	21,926
	South State Corp.	283,300	20,483
	Kotak Mahindra Bank Ltd.1,2	715,825	19,590
	Eurobank Ergasias Services and Holdings SA1,2	27,631,908	19,562
	East West Bancorp, Inc.	287,300	14,569
	Stifel Financial Corp.	271,050	13,677
	Independent Bank Group, Inc.	192,300	12,023
	Indian Energy Exchange Ltd.2	3,150,000	9,842
	IIFL Wealth Management Ltd.2	677,558	9,388
	Aavas Financiers Ltd.1,2	402,000	9,335
	Multi Commodity Exchange of India Ltd.2	342,375	8,115
	Essent Group Ltd.	175,000	7,560
	Third Point Reinsurance Ltd.1	340,400	3,241
	Fanhua Inc. (ADR)	157,600	1,897
	Huize Holding Ltd. (ADR)1	223,220	1,562
			396,649

Materials	Nanofilm Technologies International Ltd.1,2	7,424,900	24,720
2.33%	Lundin Mining Corp.	2,773,100	24,618
	PI Industries Ltd.2	778,604	23,446
	Navin Fluorine International Ltd.2	445,388	16,030
	Fasadgruppen Group AB1,2	770,604	8,233
	Vidrala, SA, non-registered shares2	67,694	7,850
	Valvoline Inc.	315,300	7,296
	SK Materials Co., Ltd.2	16,400	5,411
	LANXESS AG2	54,500	4,179
	Arkema SA2	15,200	1,737
			123,520

Real estate	Altus Group Ltd.	939,007	36,250
2.07%	Embassy Office Parks REIT2	5,189,400	24,506
	MGM Growth Properties LLC REIT, Class A	500,000	15,650
	JHSF Participações SA	9,099,476	13,682
	Mitre Realty Empreendimentos E Participações SA1	1,955,500	6,400
	WHA Corp. PCL2	59,416,400	5,988
	Mindspace Business Parks REIT1,2,4	654,600	2,810
American Funds Insurance Series	53

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Mindspace Business Parks REIT1,2	595,400	$2,608
(continued)	DoubleDragon Properties Corp.1,2	6,395,985	1,984
	Cyrela Commercial Properties SA, ordinary nominative	105,754	279

			110,157

Communication	Altice Europe NV, Class A1,2	4,115,000	26,791
services	Bandwidth Inc., Class A1	122,000	18,748
2.00%	Capcom Co., Ltd.2	226,800	14,745
	New York Times Co., Class A	259,500	13,434
	Square Enix Holdings Co., Ltd.2	143,200	8,690
	Kamakura Shinsho, Ltd.2	677,700	7,514
	Euskaltel, SA, non-registered shares2	630,178	6,734
	Zee Entertainment Enterprises Ltd.2	1,398,700	4,295
	Daily Mail and General Trust PLC, Class A, nonvoting shares2	296,800	3,025
	Cardlytics, Inc.1,3	16,500	2,356
			106,332

Consumer staples	Freshpet, Inc.1	318,400	45,210
1.86%	Grocery Outlet Holding Corp.1	755,400	29,649
	AAK AB2	511,300	10,311
	Hilton Food Group PLC2	586,277	8,938
	Vector Group Ltd.	224,000	2,610
	Raia Drogasil SA, ordinary nominative	445,000	2,145

			98,863

Utilities	ENN Energy Holdings Ltd.2	4,026,200	59,096
1.22%	Neoenergia SA	1,727,000	5,859

			64,955

Energy	Parsley Energy, Inc., Class A	915,000	12,993
0.46%	Venture Global LNG, Inc., Series C1,2,4,5,7	2,760	10,434
	NuVista Energy Ltd.1	1,325,000	979
			24,406

	Total common stocks (cost: $2,750,940,000)		5,060,082
Preferred securities 1.81%

Information	Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares1,2,5,7	1,859,092	32,887
technology	Avidxchange, Inc., Series F, preferred shares1,2,5,7	492,864	24,156
1.30%	Gitlab Inc., Series E, preferred shares1,2,5,7	297,916	11,917
			68,960

Industrials	Azul SA, preferred nominative (ADR)1,3	800,316	18,263
0.36%	Azul SA, preferred nominative1	109,500	829
			19,092

Health care	PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares1,2,5,7	2,931,405	8,231
0.15%
	Total preferred securities (cost: $62,052,000)		96,283

54American Funds Insurance Series

Global Small Capitalization Fund (continued)

Rights & warrants 0.03%							Value
					Shares		(000)

Consumer staples	Qingdao Richen Food Co., Ltd., Class A, warrants, expire 20221,2,4				132,100		$1,580
0.03%
Total rights & warrants (cost: $1,550,000)							1,580

Convertible stocks 0.26%

Consumer			Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares2,5,7		531,643		9,038
discretionary	Coursera, Inc., Series B, noncumulative, convertible preferred shares2,5,7				246,302		4,187
0.26%	Coursera, Inc., Series F, noncumulative, convertible preferred shares2,5,7				36,964		629
							13,854

Total convertible stocks (cost: $10,863,000)							13,854
Short-term securities 4.21%

Commercial paper 2.58%

Toronto-Dominion Bank 0.19% due 1/19/20214					100,000		99,993
NRW.Bank 0.22% due 1/22/20214					37,000		36,997
							136,990

Money market investments 1.63%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%8,9					71,737,955		71,738
Capital Group Central Cash Fund 0.12%6,8					151,346		15,136
							86,874

Total short-term securities (cost: $223,856,000)							223,864

Total investment securities 101.56% (cost: $3,049,261,000)							5,395,663
Other assets less liabilities (1.56)%							(82,922)

Net assets 100.00%						$5,312,741
Investments in affiliates6

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	(depreciation)	affiliates at	Dividend
	1/1/2020	Additions	Reductions	gain	appreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.85%
Health care 0.00%
NuCana PLC (ADR)1,3,10	$ 12,711	$ 1,226	$—	$ —	$ (3,358)	$—	$—
Consumer discretionary 0.85%
Lands’ End, Inc.1	—	14,805	—	—	30,492	45,297	—
Total common stocks						45,297
Short-term securities 0.29%

Money market investments 0.29%
Capital Group Central Cash Fund 0.12%8	192,600	961,788	1,139,083	68	(237)	15,136	1,310

Total 1.14%				$68	$26,897	$60,433	$1,310

American Funds Insurance Series	55

Global Small Capitalization Fund (continued)

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,225,547,000, which represented 41.89% of the net assets of the fund. This amount includes $2,067,250,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3All or a portion of this security was on loan. The total value of all such securities was $77,648,000, which represented 1.46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $176,728,000, which represented 3.33% of the net assets of the fund.

5Value determined using significant unobservable inputs.

6Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.

7Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

8Rate represents the seven-day yield at 12/31/2020.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Unaffiliated issuer at 12/31/2020.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets

Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	$ 15,500	$32,887.62%
Avidxchange, Inc., Series F, preferred shares	12/26/2019	24,156		24,156.45
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550		11,917.22
Venture Global LNG, Inc., Series C	5/1/2015	8,280		10,434.20
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred
shares	2/20/2020	6,380		9,038.17
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares	2/7/2020	6,000		8,231.16
Coursera, Inc., Series B, noncumulative, convertible preferred shares	8/12/2020	3,855		4,187.08
Coursera, Inc.	8/12/2020	2,514		2,409.05
Coursera, Inc., Series F, noncumulative, convertible preferred shares	7/15/2020	628		629.01

Total private placement securities		$72,863	$103,888	1.96%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

SDR = Swedish Depositary Receipts

See notes to financial statements.

56American Funds Insurance Series

Growth Fund

Investment portfolio December 31, 2020

Common stocks 95.50%			Value
		Shares	(000)

Information	Microsoft Corp.	8,170,085	$1,817,190
technology	Broadcom Inc.	1,811,536	793,181
22.59%	ASML Holding NV (New York registered) (ADR)	632,100	308,288
	ASML Holding NV1	635,000	306,871
	Taiwan Semiconductor Manufacturing Company, Ltd.1	18,618,000	349,673
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,218,945	241,954
	RingCentral, Inc., Class A2	1,322,397	501,149
	Shopify Inc., Class A, subordinate voting shares2	410,400	464,552
	Visa Inc., Class A	1,591,570	348,124
	PayPal Holdings, Inc.2	1,319,600	309,050
	Mastercard Inc., Class A	716,844	255,870
	Advanced Micro Devices, Inc.2	2,360,947	216,522
	MongoDB, Inc., Class A2	594,973	213,619
	Autodesk, Inc.2	654,703	199,907
	FleetCor Technologies, Inc.2	710,400	193,818
	Keyence Corp.1	300,900	169,341
	Cree, Inc.2	1,495,879	158,414
	Square, Inc., Class A2	726,255	158,062
	Ceridian HCM Holding Inc.2	1,274,711	135,833
	ServiceNow, Inc.2	235,806	129,795
	Samsung Electronics Co., Ltd.1	1,538,083	114,952
	Tyler Technologies, Inc.2	263,200	114,892
	Micron Technology, Inc.2	1,447,335	108,811
	Guidewire Software, Inc.2	821,399	105,739
	Apple Inc.	779,886	103,483
	Applied Materials, Inc.	1,033,670	89,206
	HubSpot, Inc.2	210,067	83,279
	Trimble Inc.2	900,572	60,131
	Bill.Com Holdings, Inc.2	433,100	59,118
	Adobe Inc.2	115,899	57,963
	Intel Corp.	1,136,000	56,596
	Elastic NV, non-registered shares2	346,722	50,667
	Fidelity National Information Services, Inc.	328,778	46,509
	Alteryx, Inc., Class A2	353,058	42,999
	Flex Ltd.2	2,234,300	40,173
	SK hynix, Inc.1	330,800	36,189
	Zendesk, Inc.2	252,368	36,119
	NetApp, Inc.	527,540	34,944
	Fiserv, Inc.2	304,473	34,667
	Jack Henry & Associates, Inc.	167,789	27,180
	MKS Instruments, Inc.	157,800	23,741
	Okta, Inc., Class A2	93,170	23,689
	Motorola Solutions, Inc.	134,257	22,832
	ON Semiconductor Corp.2	640,919	20,977
	EPAM Systems, Inc.2	52,839	18,935
	GoDaddy Inc., Class A2	213,800	17,735
	Smartsheet Inc., Class A2	238,281	16,511
	Enphase Energy, Inc.2	87,779	15,403
	VeriSign, Inc.2	68,100	14,737
	Amadeus IT Group SA, Class A, non-registered shares1	160,263	11,603
	Concentrix Corp.2	108,272	10,686
	Global Payments Inc.	46,612	10,041
	SYNNEX Corp.	108,272	8,818
	Atlassian Corp. PLC, Class A2	19,317	4,518
			8,795,056

Consumer	Tesla, Inc.2	5,488,000	3,872,717
discretionary	Amazon.com, Inc.2	270,876	882,224
18.83%	Dollar General Corp.	1,774,500	373,177
	Home Depot, Inc.	848,736	225,441
	LVMH Moët Hennessy-Louis Vuitton SE1	330,000	206,194
American Funds Insurance Series	57

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Domino’s Pizza, Inc.	448,575	$ 172,011
discretionary	Darden Restaurants, Inc.	1,438,876	171,399
(continued)	Booking Holdings Inc.2	74,213	165,292
	Toll Brothers, Inc.	3,280,000	142,582
	Bright Horizons Family Solutions Inc.2	681,000	117,806
	Burlington Stores, Inc.2	432,204	113,043
	Hermès International1	97,299	104,631
	Royal Caribbean Cruises Ltd.	1,201,909	89,771
	NIKE, Inc., Class B	546,407	77,300
	Floor & Decor Holdings, Inc., Class A2	769,300	71,430
	Chipotle Mexican Grill, Inc.2	46,247	64,131
	Aramark	1,666,401	64,123
	Airbnb, Inc., Class A2	374,400	54,962
	Five Below, Inc.2	198,640	34,758
	Flutter Entertainment PLC (EUR denominated)1	166,291	34,062
	Wynn Resorts, Ltd.	258,022	29,113
	Las Vegas Sands Corp.	485,638	28,944
	Westwing Group AG, non-registered shares1,2,3	707,000	28,606
	Caesars Entertainment, Inc.2	379,500	28,185
	Norwegian Cruise Line Holdings Ltd.2,3	1,095,796	27,866
	Marriott International, Inc., Class A	210,000	27,703
	Peloton Interactive, Inc., Class A2	180,000	27,310
	Grand Canyon Education, Inc.2	213,615	19,890
	Hilton Worldwide Holdings Inc.	151,700	16,878
	Evolution Gaming Group AB1	160,210	16,243
	Cie. Financière Richemont SA, Class A1	174,005	15,724
	YUM! Brands, Inc.	129,700	14,080
	EssilorLuxottica1	69,400	10,823
			7,328,419

Communication	Facebook, Inc., Class A2	7,454,034	2,036,144
services	Netflix, Inc.2	3,139,599	1,697,675
18.02%	Alphabet Inc., Class C2	466,472	817,203
	Alphabet Inc., Class A2	60,216	105,537
	T-Mobile US, Inc.2	4,003,260	539,840
	Activision Blizzard, Inc.	5,097,672	473,319
	Charter Communications, Inc., Class A2	695,547	460,139
	Snap Inc., Class A2	8,325,383	416,852
	Comcast Corp., Class A	4,324,019	226,579
	Zillow Group, Inc., Class C, nonvoting shares2	347,800	45,144
	Zillow Group, Inc., Class A2	271,354	36,888
	Pinterest, Inc., Class A2	1,027,744	67,728
	Match Group, Inc.2	234,000	35,379
	Live Nation Entertainment, Inc.2	400,000	29,392
	Twitter, Inc.2	460,000	24,909
			7,012,728

Health care	UnitedHealth Group Inc.	2,472,454	867,040
12.72%	Intuitive Surgical, Inc.2	803,680	657,491
	Regeneron Pharmaceuticals, Inc.2	841,544	406,558
	Centene Corp.2	5,286,474	317,347
	Thermo Fisher Scientific Inc.	632,000	294,373
	Humana Inc.	496,800	203,822
	Exact Sciences Corp.2	1,296,188	171,732
	ResMed Inc.	755,000	160,483
	Insulet Corp.2	622,000	159,002
	NovoCure Ltd.2	916,689	158,624
	Seagen Inc.2	874,815	153,215
	Teladoc Health, Inc.2	643,000	128,574
	Vertex Pharmaceuticals Inc.2	450,522	106,476

58American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	CRISPR Therapeutics AG2	652,706	$ 99,936
(continued)	Biohaven Pharmaceutical Holding Co. Ltd.2	1,068,637	91,593
	Abbott Laboratories	643,963	70,508
	CVS Health Corp.	862,934	58,938
	DexCom, Inc.2	158,238	58,504
	Allakos Inc.2	401,374	56,192
	Cigna Corp.	262,355	54,617
	Danaher Corp.	235,935	52,411
	Gilead Sciences, Inc.	899,185	52,387
	Edwards Lifesciences Corp.2	569,100	51,919
	Galapagos NV1,2	527,552	51,910
	Vir Biotechnology, Inc.2,3	1,555,475	41,656
	Verily Life Sciences LLC1,2,4,5	300,178	41,103
	Catalent, Inc.2	319,000	33,198
	Oak Street Health, Inc.2	538,184	32,915
	Pfizer Inc.	884,714	32,566
	Neurocrine Biosciences, Inc.2	326,200	31,266
	Allogene Therapeutics, Inc.2	1,146,511	28,938
	AstraZeneca PLC1	256,500	25,627
	Guardant Health, Inc.2	196,303	25,300
	Incyte Corp.2	288,800	25,120
	Molina Healthcare, Inc.2	96,799	20,587
	Chemed Corp.	37,667	20,062
	Mettler-Toledo International Inc.2	16,900	19,261
	Grail, Inc.1,2,4,5,6	1,864,884	18,350
	Eli Lilly and Company	100,800	17,019
	Pacific Biosciences of California, Inc.2	619,579	16,072
	Ultragenyx Pharmaceutical Inc.2	67,100	9,289
	Adaptive Biotechnologies Corp.2	141,048	8,340
	Novavax, Inc.2	72,500	8,084
	Global Blood Therapeutics, Inc.2	125,000	5,414
	GoodRx Holdings, Inc., Class A2	97,500	3,933
	Cortexyme, Inc.2,3	128,600	3,573
	Zimmer Biomet Holdings, Inc.	13,800	2,126

			4,953,451

Industrials	Uber Technologies, Inc.2	8,501,767	433,590
8.44%	Delta Air Lines, Inc.	10,425,000	419,189
	TransDigm Group Inc.2	582,800	360,666
	MTU Aero Engines AG1	745,782	194,314
	Jacobs Engineering Group Inc.	1,716,000	186,975
	CSX Corp.	1,920,800	174,313
	United Rentals, Inc.2	520,800	120,779
	Airbus SE, non-registered shares1,2	944,893	103,796
	Middleby Corp.2	702,000	90,502
	Lockheed Martin Corp.	243,441	86,417
	Carrier Global Corp.	2,181,661	82,292
	ITOCHU Corp.1	2,545,000	73,299
	Dun & Bradstreet Holdings, Inc.2	2,885,458	71,848
	Ryanair Holdings PLC (ADR)2	634,951	69,832
	Ryanair Holdings PLC1,2	96,554	1,923
	Komatsu Ltd.1	1,995,900	54,693
	Honeywell International Inc.	251,344	53,461
	Norfolk Southern Corp.	216,936	51,546
	Southwest Airlines Co.	1,100,000	51,271
	Equifax Inc.	247,800	47,786
	Westinghouse Air Brake Technologies Corp.	641,700	46,972
	ASGN Inc.2	560,000	46,777
	HEICO Corp.	311,000	41,177
	HEICO Corp., Class A	43,500	5,092
	Boeing Company	215,302	46,088
American Funds Insurance Series	59

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Armstrong World Industries, Inc.	616,904	$ 45,892
(continued)	Emerson Electric Co.	508,000	40,828
	BWX Technologies, Inc.	615,900	37,126
	Safran SA1,2	259,640	36,822
	Plug Power Inc.2	1,054,776	35,767
	Parker-Hannifin Corp.	113,931	31,036
	AMETEK, Inc.	253,600	30,670
	Waste Connections, Inc.	290,200	29,766
	FedEx Corp.	99,600	25,858
	Caterpillar Inc.	111,500	20,295
	Lennox International Inc.	55,533	15,214
	Northrop Grumman Corp.	47,900	14,596
	Generac Holdings Inc.2	31,762	7,223
			3,285,691

Financials	Bank of America Corp.	14,780,700	448,003
5.43%	First Republic Bank	1,800,955	264,614
	Intercontinental Exchange, Inc.	1,735,900	200,132
	Berkshire Hathaway Inc., Class B2	582,700	135,111
	Berkshire Hathaway Inc., Class A2	57	19,825
	SVB Financial Group2	349,456	135,529
	BlackRock, Inc.	150,000	108,231
	S&P Global Inc.	236,500	77,745
	State Street Corp.	973,886	70,879
	Marsh & McLennan Companies, Inc.	577,751	67,597
	American International Group, Inc.	1,761,110	66,676
	JPMorgan Chase & Co.	510,000	64,806
	MSCI Inc.	117,900	52,646
	London Stock Exchange Group PLC1	426,339	52,553
	Arch Capital Group Ltd.2	1,326,267	47,838
	Capital One Financial Corp.	390,000	38,551
	Moody’s Corp.	102,277	29,685
	CME Group Inc., Class A	134,493	24,484
	Onex Corp.	425,000	24,393
	KKR & Co. Inc.	600,300	24,306
	Bank of New York Mellon Corp.	559,000	23,724
	The Blackstone Group Inc., Class A	360,000	23,332
	Aon PLC, Class A	110,000	23,240
	East West Bancorp, Inc.	326,417	16,553
	Everest Re Group, Ltd.	66,500	15,567
	Ares Management Corp., Class A	310,500	14,609
	Western Alliance Bancorporation	241,906	14,502
	RenaissanceRe Holdings Ltd.	63,000	10,447
	BNP Paribas SA1,2	180,106	9,500
	PNC Financial Services Group, Inc.	56,934	8,483

			2,113,561

Consumer staples	Kroger Co.	8,065,000	256,144
3.22%	Philip Morris International Inc.	2,996,360	248,069
	British American Tobacco PLC1	3,967,410	147,567
	British American Tobacco PLC (ADR)	195,000	7,311
	Costco Wholesale Corp.	403,332	151,967
	Constellation Brands, Inc., Class A	617,500	135,263
	Altria Group, Inc.	2,873,699	117,822
	Molson Coors Beverage Company, Class B, restricted voting shares	1,104,700	49,921
	Associated British Foods PLC1,2	1,515,607	46,958
	Estée Lauder Companies Inc., Class A	146,800	39,077
	Grocery Outlet Holding Corp.2	529,261	20,774

60American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Church & Dwight Co., Inc.	151,700	$13,233
(continued)	Anheuser-Busch InBev SA/NV1	162,528	11,358
	Monster Beverage Corp.2	73,900	6,834
			1,252,298

Materials	Vale SA, ordinary nominative (ADR)	14,554,387	243,931
3.09%	Wheaton Precious Metals Corp.	3,176,400	132,583
	Franco-Nevada Corp.	937,000	117,484
	LyondellBasell Industries NV	1,249,142	114,496
	Grupo México, SAB de CV, Series B	25,084,100	106,037
	Barrick Gold Corp.	4,058,000	92,441
	CCL Industries Inc., Class B, nonvoting shares	1,615,000	73,321
	Royal Gold, Inc.	517,000	54,988
	Sherwin-Williams Company	71,200	52,326
	Celanese Corp.	350,400	45,531
	CF Industries Holdings, Inc.	979,000	37,897
	Allegheny Technologies Inc.2	2,070,860	34,728
	Shin-Etsu Chemical Co., Ltd.1	194,100	33,980
	Linde PLC	120,000	31,621
	PPG Industries, Inc.	149,623	21,579
	Nucor Corp.	95,800	5,096
	Dow Inc.	66,000	3,663

			1,201,702

Energy	Halliburton Co.	13,300,000	251,370
1.66%	Canadian Natural Resources, Ltd. (CAD denominated)	5,048,400	121,322
	Canadian Natural Resources, Ltd.	105,100	2,527
	Cenovus Energy Inc.	12,798,618	77,924
	EOG Resources, Inc.	1,139,372	56,820
	Suncor Energy Inc.	3,326,066	55,787
	ConocoPhillips	527,835	21,108
	Concho Resources Inc.	319,500	18,643
	Cimarex Energy Co.	435,500	16,336
	Equitrans Midstream Corp.	1,858,695	14,944
	Schlumberger Ltd.	363,800	7,942

			644,723

Real estate	Equinix, Inc. REIT	311,485	222,456
0.95%	American Tower Corp. REIT	349,342	78,413
	Park Hotels & Resorts Inc. REIT	2,181,898	37,420
	Pebblebrook Hotel Trust REIT	1,660,276	31,213

			369,502

Utilities	PG&E Corp.2	7,278,900	90,695
0.55%	Edison International	751,381	47,202
	Xcel Energy Inc.	680,000	45,336
	Ørsted AS1	125,286	25,624
	AES Corp.	312,000	7,332

			216,189

	Total common stocks (cost: $16,215,513,000)		37,173,320
Preferred securities 0.12%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares1	654,840	44,452
technology
	Total preferred securities (cost: $27,479,000)		44,452
0.12%

American Funds Insurance Series	61

Growth Fund (continued)

Convertible bonds & notes 0.07%					Principal amount		Value
					(000)		(000)

Consumer staples	JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)1,4,5,7				$40,439		$29,464
0.07%
Total convertible bonds & notes (cost: $40,250,000)							29,464

Short-term securities 4.19%					Shares

Money market investments 4.19%

Capital Group Central Cash Fund 0.12%8,9					16,235,284		1,623,691
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%8,10					6,803,461		6,803
Total short-term securities (cost: $1,630,388,000)							1,630,494

Total investment securities 99.88% (cost: $17,913,630,000)						38,877,730
Other assets less liabilities 0.12%							46,314

Net assets 100.00%						$38,924,044
Investments in affiliates9

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 4.17%
Money market investments 4.17%
Capital Group Central Cash Fund 0.12%8	$1,102,492	$7,443,677	$6,923,077	$602	$(3)	$1,623,691	$6,391

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,408,205,000, which represented 6.19% of the net assets of the fund. This amount includes $2,319,288,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $7,302,000, which represented .02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,350,000, which represented .05% of the net assets of the fund.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

8Rate represents the seven-day yield at 12/31/2020.

9Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

10Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets

Verily Life Sciences LLC	12/21/2018	$ 37,000	$ 41,103.10%
JUUL Labs, Inc., convertible notes, 7.00% 2025	2/3/2020-11/3/2020	40,250		29,464.08
Grail, Inc.	4/17/2020	9,526		18,350.05

Total private placement securities		$86,776	$88,917.23%

Key To abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

See notes to financial statements.

62American Funds Insurance Series

International Fund

Investment portfolio December 31, 2020

Common stocks 93.80%			Value
		Shares	(000)

Financials	AIA Group Ltd.1	36,489,500	$ 449,466
17.06%	HDFC Bank Ltd.1,2	17,086,200	336,563
	HDFC Bank Ltd. (ADR)2	531,294	38,392
	Kotak Mahindra Bank Ltd.1,2	10,657,149	291,651
	Ping An Insurance (Group) Company of China, Ltd., Class H1	11,877,600	145,893
	Ping An Insurance (Group) Company of China, Ltd., Class A1	962,202	12,803
	Bank Rakyat Indonesia (Persero) Tbk PT1	214,873,000	63,782
	Sberbank of Russia PJSC (ADR)1	4,253,000	61,311
	XP Inc., Class A2	1,483,000	58,831
	BNP Paribas SA1,2	847,058	44,677
	B3 SA - Brasil, Bolsa, Balcao	3,338,300	39,834
	Axis Bank Ltd.1,2	3,890,055	33,115
	Aegon NV1	7,120,095	28,434
	London Stock Exchange Group PLC1	217,000	26,748
	Banco Santander, SA1,2	7,887,200	24,489
	Lufax Holding Ltd. (ADR)2,3	1,676,700	23,809
	PICC Property and Casualty Co. Ltd., Class H1	26,414,000	20,013
	FinecoBank SpA1,2	1,211,135	19,765
	Deutsche Bank AG1,2	1,715,430	18,676
	Bajaj Finance Ltd.1	244,400	17,750
	ING Groep NV1,2	1,486,000	14,077
	IndusInd Bank Ltd.1,2	941,500	11,568
	BOC Hong Kong (Holdings) Ltd.1	3,739,000	11,363
	China Merchants Bank Co., Ltd., Class H1	1,254,500	7,967
	The People’s Insurance Co. (Group) of China Ltd., Class H1	17,500,000	5,560
			1,806,537

Consumer	MercadoLibre, Inc.2	190,800	319,632
discretionary	Alibaba Group Holding Ltd.1,2	8,148,200	238,071
14.88%	Alibaba Group Holding Ltd. (ADR)2	17,700	4,119
	Sony Corp.1	1,610,700	161,946
	Delivery Hero SE1,2	854,887	132,687
	Galaxy Entertainment Group Ltd.1	9,203,000	71,582
	Meituan, Class B1,2	1,755,447	67,139
	B2W - Cia. Digital, ordinary nominative2	3,734,000	54,354
	Fast Retailing Co., Ltd.1	58,900	52,854
	adidas AG1,2	138,518	50,425
	Evolution Gaming Group AB1	483,000	48,970
	LVMH Moët Hennessy-Louis Vuitton SE1	72,223	45,127
	Kering SA1	61,638	44,811
	Maruti Suzuki India Ltd.1	422,000	44,280
	Melco Resorts & Entertainment Ltd. (ADR)	2,334,881	43,312
	Cie. Financière Richemont SA, Class A1	454,500	41,070
	Prosus NV1	361,000	38,834
	Naspers Ltd., Class N1	147,000	30,087
	Flutter Entertainment PLC (GBP denominated)1	112,374	23,266
	H & M Hennes & Mauritz AB, Class B1,2	768,000	16,042
	EssilorLuxottica1	90,000	14,036
	Just Eat Takeaway (GBP denominated)1,2	79,800	9,017
	Astra International Tbk PT1	19,726,000	8,472
	Pan Pacific International Holdings Corp.1	354,000	8,177
	Bandai Namco Holdings Inc.1	86,442	7,482
			1,575,792

Health care	Daiichi Sankyo Company, Ltd.1	6,480,000	222,137
14.59%	Chugai Pharmaceutical Co., Ltd.1	3,896,700	208,040
	WuXi Biologics (Cayman) Inc.1,2	13,919,700	185,411
	Olympus Corp.1	4,813,000	105,357
	Novartis AG1	1,008,000	95,206
	Grifols, SA, Class A, non-registered shares1,3	2,691,000	78,559
American Funds Insurance Series	63

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Grifols, SA, Class B (ADR)	793,690	$ 14,636
(continued)	Fresenius SE & Co. KGaA1	1,959,154	90,529
	M3, Inc.1	882,000	83,426
	Hikma Pharmaceuticals PLC1	2,371,000	81,673
	Teva Pharmaceutical Industries Ltd. (ADR)2	7,216,598	69,640
	Alcon Inc.1,2	872,151	58,225
	Aier Eye Hospital Group Co., Ltd., Class A1	4,254,057	48,723
	WuXi AppTec Co., Ltd., Class A1	2,102,800	43,412
	WuXi AppTec Co., Ltd., Class H1	260,000	5,108
	Notre Dame Intermédica Participações SA	3,111,000	46,921
	Fresenius Medical Care AG & Co. KGaA1	325,140	27,120
	HOYA Corp.1	189,100	26,139
	Merck KGaA1	129,000	22,112
	Takeda Pharmaceutical Company, Ltd.1	533,765	19,350
	Yunnan Baiyao Group Co., Ltd., Class A1	790,600	13,767
	NMC Health PLC1,2,4	449,500	6
			1,545,497

Industrials	Airbus SE, non-registered shares1,2	2,732,749	300,191
11.54%	Recruit Holdings Co., Ltd.1	3,195,109	134,014
	Knorr-Bremse AG, non-registered shares1	847,671	115,475
	Melrose Industries PLC1,2	45,834,933	111,783
	Safran SA1,2	701,300	99,459
	NIBE Industrier AB, Class B1	2,666,589	87,563
	Ryanair Holdings PLC (ADR)2	591,300	65,031
	Ryanair Holdings PLC1,2	348,056	6,933
	MTU Aero Engines AG1	182,000	47,420
	Airports of Thailand PCL, foreign registered1	21,472,000	44,267
	Rheinmetall AG1	381,264	40,293
	ASSA ABLOY AB, Class B1	1,510,047	37,142
	International Container Terminal Services, Inc.1	12,890,350	33,159
	CCR SA, ordinary nominative	9,410,222	24,403
	Shanghai International Airport Co., Ltd., Class A1	2,032,685	23,527
	Jardine Matheson Holdings Ltd.1	336,600	18,852
	BAE Systems PLC1	2,510,000	16,788
	Brenntag AG1	77,900	6,029
	Rumo SA2	1,514,700	5,611
	Alliance Global Group, Inc.1	20,000,000	4,417
			1,222,357

Information	StoneCo Ltd., Class A2	1,215,600	102,013
technology	PagSeguro Digital Ltd., Class A2	1,743,000	99,142
8.15%	Nice Ltd. (ADR)2	263,000	74,571
	Nomura Research Institute, Ltd.1	1,945,500	69,515
	Taiwan Semiconductor Manufacturing Company, Ltd.1	3,433,000	64,477
	ASML Holding NV1	125,945	60,864
	Samsung Electronics Co., Ltd.1	777,000	58,071
	Atlassian Corp. PLC, Class A2	210,500	49,230
	Keyence Corp.1	83,000	46,711
	Delta Electronics, Inc.1	4,812,409	44,891
	Silergy Corp.1	474,000	40,636
	OBIC Co., Ltd.1	172,600	34,712
	Oneconnect Financial Technology Co., Ltd. (ADR)2	1,716,000	33,822
	Avast PLC1	4,289,000	31,550
	STMicroelectronics NV1	631,500	23,397
	Hexagon AB, Class B1	208,900	19,023
	Xero Ltd.1,2	95,031	10,819
			863,444

64American Funds Insurance Series

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	SoftBank Group Corp.1	2,723,400	$213,285
services	Tencent Holdings Ltd.1	1,729,587	126,376
7.69%	Z Holdings Corp.1	14,787,000	89,685
	Square Enix Holdings Co., Ltd.1	1,251,900	75,968
	SoftBank Corp.1	4,438,300	55,641
	Sea Ltd., Class A (ADR)2	273,600	54,460
	Nintendo Co., Ltd.1	82,500	52,651
	Bharti Airtel Ltd.1	6,879,515	48,090
	Altice Europe NV, Class A1,2	5,269,395	34,307
	Altice Europe NV, Class B1,2	1,077,927	6,955
	Bilibili Inc., Class Z (ADR)2	429,261	36,796
	Scout24 AG1	154,000	12,616
	América Móvil, SAB de CV, Series L (ADR)	409,657	5,957
	América Móvil, SAB de CV, Series L	2,139,900	1,558

			814,345

Energy	Reliance Industries Ltd.1	8,944,564	243,658
6.24%	Reliance Industries Ltd., interim shares1	196,599	3,015
	Neste Oyj1	1,676,225	121,090
	Royal Dutch Shell PLC, Class B1	5,001,407	86,166
	Royal Dutch Shell PLC, Class A (GBP denominated)1	620,800	11,021
	Canadian Natural Resources, Ltd. (CAD denominated)	2,290,400	55,042
	Total SE1,3	1,147,298	49,492
	BP PLC1	13,959,863	48,089
	Cenovus Energy Inc.	6,343,100	38,620
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	426,000	4,784

			660,977

Materials	Vale SA, ordinary nominative (ADR)	15,872,642	266,026
5.26%	Vale SA, ordinary nominative	608,881	10,251
	First Quantum Minerals Ltd.	5,508,100	98,877
	Shin-Etsu Chemical Co., Ltd.1	321,400	56,265
	Linde PLC (EUR denominated)1	207,300	53,837
	BHP Group PLC1	976,400	25,732
	Akzo Nobel NV1	118,578	12,737
	BASF SE1	151,600	11,971
	CRH PLC1	250,861	10,604
	Koninklijke DSM NV1	61,300	10,560
			556,860

Consumer staples	Nestlé SA1	970,200	114,221
4.32%	Pernod Ricard SA1	294,714	56,493
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	8,254,713	56,087
	Imperial Brands PLC1	2,046,000	42,989
	Kweichow Moutai Co., Ltd., Class A1	134,543	41,115
	British American Tobacco PLC1	951,000	35,372
	Kirin Holdings Company, Ltd.1,3	1,365,800	32,247
	Treasury Wine Estates Ltd.1	3,771,435	27,358
	Heineken NV1	135,200	15,077
	Chocoladefabriken Lindt & Sprüngli AG1	107	10,693
	Shiseido Company, Ltd.1	152,000	10,544
	JBS SA, ordinary nominative	1,811,000	8,249
	Dabur India Ltd.1	980,000	7,170
			457,615

American Funds Insurance Series	65

International Fund (continued)

Common stocks (continued)

Utilities	ENN Energy Holdings Ltd.1
3.28%	China Gas Holdings Ltd.1
E.ON SE1
Value
Shares	(000)
13,250,000	$ 194,483
24,134,000	96,227
5,147,000	57,003

347,713

Real estate	Ayala Land, Inc.1	54,527,900	46,441
0.79%	China Overseas Land & Investment Ltd.1	13,502,000	29,371
	CK Asset Holdings Ltd.1	1,442,000	7,417
			83,229

	Total common stocks (cost: $6,233,438,000)		9,934,366

Preferred securities 1.19%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	6,336,898	70,086
0.66%

Health care	Grifols, SA, Class B, nonvoting preferred, non-registered shares1	3,026,230	56,376
0.53%
	Total preferred securities (cost: $104,416,000)		126,462

Rights & warrants 0.40%

Health care	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20211,5	1,448,500	16,590
0.40%	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20211,2,5	578,554	6,527
	WuXi AppTec Co., Ltd., Class A, warrants, expire 20211,5	896,000	18,498
			41,615

Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 20232	909,000	236
discretionary
	Total rights & warrants (cost: $21,623,000)		41,851
0.00%
		Principal amount

Convertible bonds & notes 0.01%
		(000)

Health care	NMC Health Jersey Ltd., convertible notes, 1.875% 20256	$28,000	1,260
0.01%
	Total convertible bonds & notes (cost: $5,855,000)		1,260

Bonds, notes & other debt instruments 0.17%

Bonds & notes of governments & government agencies outside the U.S. 0.11%

	United Mexican States, Series M, 8.00% 2023	MXN203,000	11,204
Corporate bonds, notes & loans 0.06%

Materials	Vale Overseas Ltd. 3.75% 2030	$5,936	6,610
0.06%
	Total bonds, notes & other debt instruments (cost: $15,915,000)		17,814

66American Funds Insurance Series

International Fund (continued)

Short-term securities 5.08%

Value

Shares(000)

Money market investments 5.08%

	Capital Group Central Cash Fund 0.12%7,8					5,237,912		$523,844
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%7,9					13,975,150		13,975
	Total short-term securities (cost: $537,755,000)							537,819

	Total investment securities 100.65% (cost: $6,919,002,000)						10,659,572
	Other assets less liabilities (0.65)%							(68,714)

	Net assets 100.00%						$10,590,858
Forward currency contracts

							Unrealized
	Contract amount						appreciation
							(depreciation)

Purchases	Sales			Settlement			at 12/31/2020
(000)	(000)	Counterparty			date			(000)

GBP18,500	USD24,992	Citibank		1/11/2021				$ 309
USD24,907	GBP18,500	Citibank		1/11/2021				(395)

								$ (86)
Investments in affiliates8

		Value of			Net	Net	Value of
		affiliate at			realized	unrealized	affiliate at	Dividend
		1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
		(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 4.95%
Money market investments 4.95%
Capital Group Central Cash Fund 0.12%7		$544,457	$2,134,592	$2,155,054	$36	$(187)	$523,844	$3,029

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,284,434,000, which represented 78.22% of the net assets of the fund. This amount includes $8,284,428,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $83,899,000, which represented .79% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Value determined using significant unobservable inputs.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,615,000, which represented .39% of the net assets of the fund.

6Scheduled interest and/or principal payment was not received.

7Rate represents the seven-day yield at 12/31/2020.

8Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

MXN = Mexican pesos

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	67

New World Fund

Investment portfolio December 31, 2020

Common stocks 89.66%			Value
		Shares	(000)

Information	Microsoft Corp.	410,007	$ 91,194
technology	Taiwan Semiconductor Manufacturing Company, Ltd.1	3,960,000	74,375
18.98%	PagSeguro Digital Ltd., Class A2	1,145,350	65,147
	StoneCo Ltd., Class A2	712,435	59,788
	Mastercard Inc., Class A	146,107	52,151
	PayPal Holdings, Inc.2	204,345	47,858
	Keyence Corp.1	68,700	38,663
	Broadcom Inc.	86,409	37,834
	Adobe Inc.2	67,840	33,928
	ASML Holding NV1	62,856	30,376
	Cree, Inc.2	253,513	26,847
	Silergy Corp.1	307,000	26,319
	Samsung Electronics Co., Ltd.1	308,854	23,083
	EPAM Systems, Inc.2	52,701	18,885
	Kingdee International Software Group Co. Ltd.1	3,135,000	12,866
	Accenture PLC, Class A	43,462	11,353
	Apple Inc.	82,604	10,961
	Visa Inc., Class A	45,355	9,920
	Trimble Inc.2	143,946	9,611
	Hexagon AB, Class B1	91,408	8,324
	Oneconnect Financial Technology Co., Ltd. (ADR)2	417,419	8,227
	Tokyo Electron Ltd.1	18,600	6,937
	MediaTek Inc.1	259,000	6,917
	Edenred SA1	112,405	6,378
	Advanced Micro Devices, Inc.2	67,034	6,148
	FleetCor Technologies, Inc.2	20,916	5,706
	Network International Holdings PLC1,2	1,260,807	5,630
	Inphi Corp.2	32,349	5,191
	Atlassian Corp. PLC, Class A2	20,258	4,738
	Chindata Group Holdings Ltd., Class A (ADR)2	172,368	4,130
	Halma PLC1	121,095	4,057
	Autodesk, Inc.2	12,375	3,779
	NetEase, Inc.1	194,400	3,720
	Logitech International SA1	37,097	3,598
	Nokia Corp.1,2	802,140	3,059
	Micron Technology, Inc.2	39,018	2,933
	Cognizant Technology Solutions Corp., Class A	35,343	2,896
	ON Semiconductor Corp.2	82,489	2,700
	GDS Holdings Ltd., Class A1,2	230,900	2,691
	Nice Ltd. (ADR)2	9,355	2,652
	Aspen Technology, Inc.2	19,209	2,502
	Elastic NV, non-registered shares2	15,997	2,338
	Globant SA2	10,638	2,315
	Amphenol Corp., Class A	16,828	2,201
	Hamamatsu Photonics KK1	30,700	1,758
	SAP SE1	12,349	1,623
	TravelSky Technology Ltd., Class H1	664,000	1,602
	KLA Corp.	5,692	1,474
	Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	193,443	1,438
	Intel Corp.	28,781	1,434
	CMC Materials, Inc.	8,338	1,261
	VeriSign, Inc.2	5,316	1,150
	Amadeus IT Group SA, Class A, non-registered shares1	14,929	1,081
	Vontier Corp.2	31,087	1,038
	Coforge Ltd.1	20,580	765
			805,550

Consumer	MercadoLibre, Inc.2	53,020	88,820
discretionary	Alibaba Group Holding Ltd.1,2	2,075,204	60,633
14.40%	LVMH Moët Hennessy-Louis Vuitton SE1	57,683	36,042
	Delivery Hero SE1,2	228,670	35,492

68American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Naspers Ltd., Class N1	129,169	$ 26,437
discretionary	General Motors Company	531,686	22,139
(continued)	Galaxy Entertainment Group Ltd.1	2,777,000	21,600
	Hermès International1	19,805	21,297
	Meituan, Class B1,2	523,802	20,034
	Kering SA1	26,627	19,358
	XPeng Inc., Class A (ADR)2,3	434,541	18,611
	EssilorLuxottica1	106,218	16,565
	Evolution Gaming Group AB1	158,058	16,025
	JD Health International Inc.1,2	710,150	13,741
	adidas AG1,2	32,858	11,961
	Cie. Financière Richemont SA, Class A1	115,827	10,466
	Sony Corp.1	103,800	10,436
	NIKE, Inc., Class B	71,017	10,047
	Booking Holdings Inc.2	4,420	9,845
	Gree Electric Appliances, Inc. of Zhuhai, Class A1	895,846	8,504
	Li Ning Co. Ltd.1	1,231,501	8,484
	Pop Mart International Group Ltd.1,2	778,200	8,166
	Melco Resorts & Entertainment Ltd. (ADR)	411,713	7,637
	IDP Education Ltd.1	418,781	6,415
	Jumbo SA1	362,261	6,308
	Astra International Tbk PT1	14,461,800	6,211
	YUM! Brands, Inc.	52,525	5,702
	Wyndham Hotels & Resorts, Inc.	95,196	5,659
	Marriott International, Inc., Class A	42,036	5,545
	JD.com, Inc., Class A1,2	120,550	5,309
	Zhongsheng Group Holdings Ltd.1	683,500	4,873
	Midea Group Co., Ltd., Class A1	307,835	4,642
	Fast Retailing Co., Ltd.1	4,900	4,397
	Suzuki Motor Corp.1	86,400	4,011
	Wynn Macau, Ltd.1,2	2,336,800	3,929
	Ferrari NV1	14,576	3,371
	China MeiDong Auto Holdings Ltd.1	816,000	3,318
	Prosus NV1	30,717	3,304
	Industria de Diseño Textil, SA1	101,889	3,244
	Samsonite International SA1,2	1,787,100	3,175
	Allegro.eu1,2	136,887	3,111
	Maruti Suzuki India Ltd.1	28,401	2,980
	Domino’s Pizza, Inc.	7,473	2,866
	Flutter Entertainment PLC (GBP denominated)1	12,491	2,586
	Hyundai Motor Co.1	12,662	2,246
	Shangri-La Asia Ltd.1,2	2,212,000	1,973
	Aptiv PLC	14,036	1,829
	InterContinental Hotels Group PLC1,2	26,077	1,694
	Airbnb, Inc., Class A2	10,563	1,551
	Lojas Americanas SA, ordinary nominative	384,328	1,513
	Entain PLC1,2	94,780	1,471
	Peugeot SA1,2	39,005	1,068
	Vivo Energy PLC1	919,486	1,063
	Dada Nexus Ltd. (ADR)2,3	25,200	920
	Levi Strauss & Co., Class A	45,515	914
	Wynn Resorts, Ltd.	7,397	835
	Bayerische Motoren Werke AG1	6,118	540
			610,913

Health care	Zai Lab Ltd. (ADR)2	384,191	51,996
12.35%	Thermo Fisher Scientific Inc.	83,711	38,991
	WuXi Biologics (Cayman) Inc.1,2	2,647,600	35,266
	Carl Zeiss Meditec AG, non-registered shares1	205,241	27,310
	WuXi AppTec Co., Ltd., Class A1	871,716	17,996
	WuXi AppTec Co., Ltd., Class H1	459,100	9,020
American Funds Insurance Series	69
New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	AstraZeneca PLC1	232,864	$ 23,265
(continued)	Notre Dame Intermédica Participações SA	1,465,403	22,102
	Abbott Laboratories	200,515	21,954
	BioMarin Pharmaceutical Inc.2	179,080	15,704
	PerkinElmer, Inc.	107,200	15,383
	Asahi Intecc Co., Ltd.1	412,600	15,062
	bioMérieux SA1	95,915	13,526
	Jiangsu Hengrui Medicine Co., Ltd., Class A1	779,198	13,311
	BeiGene, Ltd. (ADR)2	46,796	12,091
	BeiGene, Ltd.1,2	54,000	1,086
	CSL Ltd.1	57,968	12,666
	Pharmaron Beijing Co., Ltd., Class H1	431,200	7,308
	Pharmaron Beijing Co., Ltd., Class A1	265,800	4,894
	Aier Eye Hospital Group Co., Ltd., Class A1	1,033,827	11,841
	Yunnan Baiyao Group Co., Ltd., Class A1	679,100	11,826
	Koninklijke Philips NV (EUR denominated)1,2	205,320	10,988
	Shionogi & Co., Ltd.1	179,300	9,801
	Olympus Corp.1	440,900	9,651
	Novo Nordisk A/S, Class B1	111,509	7,800
	Hypera SA, ordinary nominative	1,156,915	7,629
	Hugel, Inc.1,2	43,840	7,585
	CanSino Biologics Inc., Class H1,2	323,600	7,406
	Straumann Holding AG1	6,192	7,211
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	346,233	6,802
	Pfizer Inc.	171,061	6,297
	Hangzhou Tigermed Consulting Co., Ltd., Class A1	227,271	5,632
	Teva Pharmaceutical Industries Ltd. (ADR)2	573,624	5,536
	Novartis AG1	55,224	5,216
	Zoetis Inc., Class A	31,037	5,137
	Alibaba Health Information Technology Ltd.1,2	1,650,600	4,898
	Hikma Pharmaceuticals PLC1	135,368	4,663
	Medtronic PLC	39,620	4,641
	Danaher Corp.	20,736	4,606
	HOYA Corp.1	27,600	3,815
	Baxter International Inc.	47,480	3,810
	Alcon Inc.1,2	55,002	3,672
	Grifols, SA, Class A, non-registered shares1	84,195	2,458
	Grifols, SA, Class B (ADR)	30,657	565
	Mettler-Toledo International Inc.2	1,661	1,893
	Lupin Ltd.1	140,828	1,885
	OdontoPrev SA, ordinary nominative	554,693	1,554
	Viatris Inc.2	21,294	399
	NMC Health PLC1,2,4	49,400	1
			524,149

Financials	Kotak Mahindra Bank Ltd.1,2	2,768,189	75,756
11.00%	AIA Group Ltd.1	4,488,200	55,284
	HDFC Bank Ltd.1,2	2,384,834	46,976
	HDFC Bank Ltd. (ADR)2	76,097	5,499
	B3 SA - Brasil, Bolsa, Balcao	2,627,316	31,351
	Société Générale1,2	1,218,593	25,386
	XP Inc., Class A2	480,952	19,079
	Bajaj Finance Ltd.1	261,996	19,028
	Capitec Bank Holdings Ltd.1,2	185,645	18,091
	Sberbank of Russia PJSC (ADR)1	1,012,500	14,596
	Sberbank of Russia PJSC (ADR)	226,687	3,287
	Ping An Insurance (Group) Company of China, Ltd., Class H1	1,371,300	16,844
	Ping An Insurance (Group) Company of China, Ltd., Class A1	36,100	480
	UniCredit SpA1,2	1,762,672	16,312
	HDFC Life Insurance Company Ltd.1,2	1,109,818	10,295
	ICICI Bank Ltd. (ADR)2	495,101	7,357

70American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	ICICI Bank Ltd.1,2	384,782	$ 2,825
(continued)	Moody’s Corp.	31,860	9,247
	Banco Bilbao Vizcaya Argentaria, SA1	1,830,437	8,973
	Hong Kong Exchanges and Clearing Ltd.1	153,700	8,454
	S&P Global Inc.	22,691	7,459
	Discovery Ltd.1	565,192	5,849
	Bajaj Finserv Ltd.1	45,189	5,518
	Fairfax Financial Holdings Ltd., subordinate voting shares	15,658	5,337
	TCS Group Holding PLC (GDR)1,5	140,222	4,584
	TCS Group Holding PLC (GDR)1	1,553	51
	Bank Central Asia Tbk PT1	1,879,300	4,528
	Lufax Holding Ltd. (ADR)2	291,670	4,142
	China Merchants Bank Co., Ltd., Class H1	605,500	3,845
	UBS Group AG1	225,557	3,155
	AU Small Finance Bank Ltd.1,2	259,859	3,050
	Moscow Exchange MICEX-RTS PJSC1	1,404,664	3,031
	Eurobank Ergasias Services and Holdings SA1,2	4,206,715	2,978
	PICC Property and Casualty Co. Ltd., Class H1	3,623,000	2,745
	Alpha Bank SA1,2	2,100,154	2,453
	Chubb Ltd.	15,529	2,390
	The People’s Insurance Co. (Group) of China Ltd., Class H1	6,833,000	2,171
	Axis Bank Ltd.1,2	219,958	1,872
	BB Seguridade Participações SA	273,314	1,559
	Bank of the Philippine Islands1	839,100	1,424
	Kasikornbank PCL, foreign registered1	345,200	1,318
	Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander
	México, Class B2	1,278,484	1,305
	Credicorp Ltd.	4,951	812

			466,696

Communication	Tencent Holdings Ltd.1	1,058,700	77,356
services	Sea Ltd., Class A (ADR)2	259,149	51,584
8.28%	Facebook, Inc., Class A2	183,040	49,999
	Alphabet Inc., Class C2	22,802	39,946
	Alphabet Inc., Class A2	3,487	6,112
	Netflix, Inc.2	48,388	26,165
	Yandex NV, Class A2	283,230	19,707
	América Móvil, SAB de CV, Series L (ADR)	1,066,269	15,504
	Electronic Arts Inc.	92,639	13,303
	Activision Blizzard, Inc.	126,033	11,702
	Bharti Airtel Ltd.1	892,598	6,239
	Indus Towers Ltd.1	1,872,343	5,909
	Vodafone Group PLC1	3,261,452	5,367
	JOYY Inc., Class A (ADR)	53,334	4,266
	Bilibili Inc., Class Z (ADR)2	47,070	4,035
	MTN Group Ltd.1	943,276	3,868
	China Tower Corp. Ltd., Class H1	23,738,000	3,494
	SoftBank Group Corp.1	39,400	3,086
	Informa PLC1	186,868	1,404
	JCDecaux SA1,2	48,473	1,107
	Telkom Indonesia (Persero) Tbk PT, Class B1	4,360,300	1,029
			351,182

Materials	Vale SA, ordinary nominative	1,721,168	28,977
5.95%	Vale SA, ordinary nominative (ADR)	1,497,718	25,102
	First Quantum Minerals Ltd.	1,278,353	22,948
	Sika AG1	70,329	19,200
	Asian Paints Ltd.1	499,171	18,927
	Freeport-McMoRan Inc.	394,687	10,270
	Shin-Etsu Chemical Co., Ltd.1	56,900	9,961
American Funds Insurance Series	71

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Rio Tinto PLC1	106,811	$ 7,992
(continued)	Linde PLC	29,913	7,882
	LANXESS AG1	98,732	7,571
	Koninklijke DSM NV1	39,449	6,796
	Givaudan SA1	1,578	6,647
	AngloGold Ashanti Ltd. (ADR)	210,144	4,753
	AngloGold Ashanti Ltd.1	70,895	1,621
	Gerdau SA (ADR)	1,298,914	6,066
	Shree Cement Ltd.1	18,011	5,933
	Arkema SA1	44,846	5,126
	BHP Group PLC1	192,429	5,071
	CCL Industries Inc., Class B, nonvoting shares	93,655	4,252
	Umicore SA1	87,348	4,196
	Air Liquide SA, non-registered shares1	25,294	4,151
	Akzo Nobel NV1	36,592	3,931
	Loma Negra Compania Industrial Argentina SA (ADR)	599,550	3,687
	BASF SE1	45,331	3,580
	Alrosa PJSC1	2,643,724	3,515
	Barrick Gold Corp.	142,586	3,248
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	546,193	3,242
	Chr. Hansen Holding A/S1,2	27,666	2,847
	SIG Combibloc Group AG1	122,353	2,834
	Huntsman Corp.	103,725	2,608
	Turquoise Hill Resources Ltd.2	156,812	1,948
	Turquoise Hill Resources Ltd. (CAD denominated)2	49,730	618
	Amcor PLC (CDI)1	162,847	1,934
	Celanese Corp.	14,743	1,916
	Dow Inc.	32,269	1,791
	Asahi Kasei Corp.1	130,400	1,341
			252,482

Industrials	Shanghai International Airport Co., Ltd., Class A1	2,560,277	29,634
5.91%	Airbus SE, non-registered shares1,2	244,231	26,829
	Safran SA1,2	162,243	23,009
	CCR SA, ordinary nominative	8,621,584	22,358
	Wizz Air Holdings PLC1,2	220,032	13,742
	IMCD NV1	99,924	12,696
	International Container Terminal Services, Inc.1	4,297,260	11,054
	DSV Panalpina A/S1	64,161	10,738
	SMC Corp.1	16,500	10,077
	Rumo SA2	2,191,897	8,119
	Nidec Corp.1	56,800	7,157
	TransDigm Group Inc.2	11,118	6,880
	Ryanair Holdings PLC (ADR)2	52,278	5,750
	Fortive Corp.	76,735	5,434
	Daikin Industries, Ltd.1	23,300	5,189
	Han’s Laser Technology Industry Group Co., Ltd., Class A1	771,125	5,053
	Airports of Thailand PCL, foreign registered1	2,363,200	4,872
	Spirax-Sarco Engineering PLC1	28,754	4,444
	Centre Testing International Group Co., Ltd.1	1,056,096	4,427
	Copa Holdings, SA, Class A	48,964	3,782
	Jardine Matheson Holdings Ltd.1	59,000	3,305
	Guangzhou Baiyun International Airport Co. Ltd., Class A1	1,501,303	3,245
	Epiroc AB, Class B1	178,529	3,025
	A-Living Smart City Services Co., Ltd., Class H1	659,500	2,938
	Boeing Company	11,550	2,472
	ABB Ltd.1	83,200	2,327
	Komatsu Ltd.1	81,500	2,233
	Experian PLC1	56,793	2,164
	Air Lease Corp., Class A	43,452	1,930
	Hefei Meyer Optoelectronic Technology Inc., Class A1	254,600	1,728

72American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Atlas Copco AB, Class B1	37,156	$ 1,669
(continued)	Havells India Ltd.1	126,664	1,589
	Carrier Global Corp.	23,873	901

			250,770

Consumer staples	Kweichow Moutai Co., Ltd., Class A1	253,607	77,500
5.71%	Nestlé SA1	162,495	19,130
	Foshan Haitian Flavouring and Food Co. Ltd., Class A1	597,861	18,388
	Nongfu Spring Co., Ltd., Class H1,2,3	2,018,605	14,354
	Anheuser-Busch InBev SA/NV1	176,745	12,351
	Carlsberg A/S, Class B1	55,396	8,881
	Raia Drogasil SA, ordinary nominative	1,594,597	7,687
	Pernod Ricard SA1	39,282	7,530
	Avenue Supermarts Ltd.1,2	142,505	5,389
	Mondelez International, Inc.	85,994	5,028
	Reckitt Benckiser Group PLC1	53,352	4,772
	Fomento Económico Mexicano, SAB de CV	618,449	4,672
	Unilever PLC1	76,805	4,623
	British American Tobacco PLC1	117,770	4,380
	United Spirits Ltd.1,2	535,599	4,246
	Wal-Mart de México, SAB de CV, Series V	1,351,284	3,801
	Shiseido Company, Ltd.1	50,800	3,524
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	513,300	3,488
	ITC Ltd.1	1,169,574	3,350
	Heineken NV1	27,072	3,019
	Kimberly-Clark de México, SAB de CV, Class A	1,647,040	2,813
	Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A1	266,585	2,725
	Constellation Brands, Inc., Class A	11,586	2,538
	Uni-Charm Corp.1	52,100	2,472
	L’Oréal SA, non-registered shares1	6,491	2,466
	Kirin Holdings Company, Ltd.1	89,700	2,118
	Herbalife Nutrition Ltd.2	41,972	2,017
	Japan Tobacco Inc.1,3	97,300	1,983
	Colgate-Palmolive Company	18,811	1,609
	Danone SA1	21,048	1,383
	McCormick & Co., Inc., nonvoting shares	13,126	1,255
	JBS SA, ordinary nominative	259,002	1,180
	Chengdu Hongqi Chain Co., Ltd.1	1,109,901	1,124
	Diageo PLC1	11,617	459
			242,255

Energy	Reliance Industries Ltd.1	2,911,135	79,302
3.77%	Reliance Industries Ltd., interim shares1	152,741	2,343
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	3,866,812	43,424
	Royal Dutch Shell PLC, Class B1	446,106	7,686
	Rosneft Oil Company PJSC (GDR)1	1,301,724	7,340
	New Fortress Energy Inc., Class A	96,956	5,196
	Gazprom PJSC (ADR)1	780,774	4,341
	Schlumberger Ltd.	172,397	3,763
	Total SE1,3	74,483	3,213
	Chevron Corp.	31,798	2,685
	United Tractors Tbk PT1	326,800	620
			159,913

Real estate	American Tower Corp. REIT	45,257	10,158
1.68%	Shimao Services Holdings Ltd.1,2	6,203,187	9,570
	ESR Cayman Ltd.1,2	2,262,400	8,131
	CK Asset Holdings Ltd.1	1,249,500	6,427
	BR Malls Participacoes SA, ordinary nominative2	3,304,622	6,298
American Funds Insurance Series	73

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Ayala Land, Inc.1	6,681,900	$5,691
(continued)	KE Holdings Inc., Class A (ADR)2	87,058	5,358
	CIFI Holdings (Group) Co. Ltd.1	5,873,674	4,981
	Embassy Office Parks REIT1	939,200	4,435
	Shimao Group Holdings Ltd.1	1,282,000	4,099
	China Overseas Land & Investment Ltd.1	1,464,500	3,186
	Longfor Group Holdings Ltd.1	495,000	2,907
			71,241

Utilities	ENN Energy Holdings Ltd.1	1,619,800	23,776
1.63%	China Gas Holdings Ltd.1	5,533,000	22,061
	AES Corp.	345,838	8,127
	China Resources Gas Group Ltd.1	1,092,000	5,808
	Enel SpA1	515,991	5,211
	Engie SA1,2	275,227	4,214
			69,197

	Total common stocks (cost: $2,195,857,000)		3,804,348
Preferred securities 1.14%

Industrials	Azul SA, preferred nominative (ADR)2,3	357,605	8,161
0.31%	GOL Linhas Aéreas Inteligentes SA, preferred nominative2	847,943	4,071
	GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)2	72,525	712
			12,944

Materials	Gerdau SA, preferred nominative	2,652,635	12,487
0.29%

Consumer	Volkswagen AG, nonvoting preferred shares1	35,834	6,676
discretionary	Lojas Americanas SA, preferred nominative	489,555	2,478
0.22%
			9,154

Health care	Grifols, SA, Class B, nonvoting preferred, non-registered shares1	235,609	4,389
0.10%

Consumer staples	Henkel AG & Co. KGaA, nonvoting preferred shares1	27,859	3,139
0.07%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares1	44,182	2,999
technology

0.07%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	101,360	1,121
0.05%	Petróleo Brasileiro SA (Petrobras), preferred nominative	182,615	997

			2,118

Financials	Itaúsa SA, preferred nominative	525,633	1,187
0.03%

Real estate	Ayala Land, Inc., preferred shares1,2,4	15,000,000	—6
0.00%
	Total preferred securities (cost: $30,866,000)		48,417

74American Funds Insurance Series

New World Fund (continued)

Rights & warrants 0.27%			Value
		Shares	(000)

Consumer staples	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 20221,5	336,160	$10,339
0.25%

Health care	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20211,5	54,200	621
0.02%	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20211,2,5	21,625	244
			865

Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 20232	144,354	37
discretionary
	Total rights & warrants (cost: $3,236,000)		11,241
0.00%
		Principal amount

Convertible bonds & notes 0.00%
		(000)

Health care	BioMarin Pharmaceutical Inc., convertible bonds, 1.25% 20275	$114	120
0.00%
	Total convertible bonds & notes (cost: $121,000)		120

Bonds, notes & other debt instruments 2.83%

Bonds & notes of governments & government agencies outside the U.S. 2.47%

	Abu Dhabi (Emirate of) 2.50% 20295	1,900	2,055
	Abu Dhabi (Emirate of) 1.70% 20315	455	456
	Angola (Republic of) 9.50% 2025	800	833
	Angola (Republic of) 8.25% 2028	200	192
	Angola (Republic of) 8.00% 20295	2,800	2,639
	Angola (Republic of) 8.00% 2029	200	189
	Argentine Republic 1.00% 2029	384	167
	Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)7	757	308
	Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)7	4,190	1,538
	Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)7	1,318	541
	Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)7	5,900	2,239
	Armenia (Republic of) 7.15% 2025	490	566
	Bahrain (Kingdom of) 6.75% 20295	500	576
	Belarus (Republic of) 6.875% 2023	1,775	1,860
	Belarus (Republic of) 5.875% 2026	230	237
	Belarus (Republic of) 7.625% 2027	335	370
	Buenos Aires (City of) 8.95% 2021	359	359
	Cameroon (Republic of) 9.50% 2025	805	899
	Colombia (Republic of) 4.50% 2026	1,250	1,419
	Colombia (Republic of) 7.375% 2037	600	878
	Colombia (Republic of) 4.125% 2051	350	390
	Costa Rica (Republic of) 4.375% 2025	234	219
	Costa Rica (Republic of) 6.125% 20315	1,250	1,170
	Costa Rica (Republic of) 6.125% 2031	818	766
	Costa Rica (Republic of) 7.158% 2045	498	464
	Cote d’Ivoire (Republic of) 4.875% 2032	€150	189
	Dominican Republic 9.75% 2026	DOP18,150	336
	Dominican Republic 8.625% 20275	$575	733
	Dominican Republic 11.375% 2029	DOP12,800	265
	Dominican Republic 7.45% 20445	$1,125	1,458
	Dominican Republic 7.45% 2044	1,100	1,426
	Dominican Republic 6.85% 2045	100	122
	Dominican Republic 5.875% 20605	280	309
	Egypt (Arab Republic of) 5.75% 20245	450	483
	Egypt (Arab Republic of) 5.625% 2030	€260	333
	Egypt (Arab Republic of) 7.625% 20325	$1,140	1,294
	Egypt (Arab Republic of) 8.50% 2047	1,200	1,364
	Egypt (Arab Republic of) 8.15% 20595	900	993
American Funds Insurance Series	75

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Ethiopia (Federal Democratic Republic of) 6.625% 2024	$1,230	$1,255
Export-Import Bank of India 3.25% 2030	1,180	1,265
Gabonese Republic 6.375% 2024	2,480	2,589
Guatemala (Republic of) 4.375% 2027	600	668
Honduras (Republic of) 6.25% 2027	1,750	2,032
Honduras (Republic of) 5.625% 20305	200	230
Indonesia (Republic of) 6.625% 2037	700	999
Indonesia (Republic of) 5.25% 2042	840	1,091
Iraq (Republic of) 6.752% 2023	960	941
Jordan (Hashemite Kingdom of) 4.95% 20255	600	639
Jordan (Hashemite Kingdom of) 5.75% 20275	1,530	1,691
Jordan (Hashemite Kingdom of) 5.75% 2027	200	221
Kazakhstan (Republic of) 5.125% 20255	900	1,066
Kazakhstan (Republic of) 6.50% 20455	800	1,294
Kenya (Republic of) 6.875% 20245	900	988
Kenya (Republic of) 8.25% 20485	2,200	2,526
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR430	114
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	338
Pakistan (Islamic Republic of) 8.25% 2024	$500	547
Pakistan (Islamic Republic of) 8.25% 20255	410	453
Pakistan (Islamic Republic of) 6.875% 20275	1,250	1,309
Pakistan (Islamic Republic of) 7.875% 2036	400	415
Panama (Republic of) 3.75% 20265	1,380	1,513
Panama (Republic of) 4.50% 2047	1,155	1,489
Panama (Republic of) 4.50% 2050	400	516
Panama (Republic of) 4.30% 2053	400	510
Paraguay (Republic of) 5.00% 20265	500	588
Paraguay (Republic of) 5.00% 2026	210	247
Paraguay (Republic of) 4.70% 20275	800	938
Paraguay (Republic of) 4.70% 2027	500	586
Paraguay (Republic of) 4.95% 2031	320	388
Peru (Republic of) 6.55% 2037	1,070	1,628
Peru (Republic of) 2.78% 2060	840	849
PETRONAS Capital Ltd. 3.50% 20305	200	230
PETRONAS Capital Ltd. 4.55% 20505	400	536
Philippines (Republic of) 6.375% 2034	820	1,206
Philippines (Republic of) 2.95% 2045	1,220	1,291
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	274
Qatar (State of) 4.50% 20285	3,000	3,640
Qatar (State of) 4.50% 2028	1,000	1,213
Romania 2.00% 2032	€1,510	1,940
Romania 5.125% 20485	$1,700	2,180
Russian Federation 4.375% 20295	1,000	1,169
Russian Federation 5.10% 2035	1,200	1,520
Russian Federation 5.25% 2047	1,400	1,943
Senegal (Republic of) 4.75% 2028	€1,100	1,436
Serbia (Republic of) 3.125% 2027	1,020	1,403
South Africa (Republic of) 5.875% 2030	$2,110	2,396
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	196
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,000	697
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	247
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	426
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,610	934
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	800	462
Sri Lanka (Democratic Socialist Republic of) 7.55% 20305	500	289
Tunisia (Republic of) 6.75% 2023	€110	129
Tunisia (Republic of) 5.625% 2024	710	805
Tunisia (Republic of) 5.75% 2025	$875	801
Turkey (Republic of) 6.375% 2025	475	514
Turkey (Republic of) 11.875% 2030	600	877
Turkey (Republic of) 4.875% 2043	1,295	1,137

76American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Turkey (Republic of) 5.75% 2047	$2,205	$ 2,106
	Ukraine 7.75% 2027	2,328	2,648
	Ukraine 9.75% 2028	700	863
	Ukraine 7.375% 2032	2,180	2,402
	United Mexican States 3.90% 2025	320	360
	United Mexican States 4.50% 2029	1,070	1,258
	United Mexican States 4.75% 2032	870	1,049
	United Mexican States 4.75% 2044	1,090	1,300
	Venezuela (Bolivarian Republic of) 7.00% 20188	64	6
	Venezuela (Bolivarian Republic of) 7.75% 20198	1,149	111
	Venezuela (Bolivarian Republic of) 6.00% 20208	950	92
	Venezuela (Bolivarian Republic of) 12.75% 20228	85	8
	Venezuela (Bolivarian Republic of) 9.00% 20238	1,383	134
	Venezuela (Bolivarian Republic of) 8.25% 20248	299	29
	Venezuela (Bolivarian Republic of) 7.65% 20258	129	13
	Venezuela (Bolivarian Republic of) 11.75% 20268	64	6
	Venezuela (Bolivarian Republic of) 9.25% 20278	170	17
	Venezuela (Bolivarian Republic of) 9.25% 20288	319	31
	Venezuela (Bolivarian Republic of) 11.95% 20318	106	10
	Venezuela (Bolivarian Republic of) 7.00% 20388	107	10
			104,902
Corporate bonds, notes & loans 0.36%

Energy	Oleoducto Central SA 4.00% 20275	255	277
0.10%	Petrobras Global Finance Co. 5.60% 2031	575	662
	Petrobras Global Finance Co. 6.75% 2050	110	137
	Petrobras Global Finance Co. 6.85% 2115	314	392
	Petróleos Mexicanos 6.875% 20255	624	685
	Petróleos Mexicanos 6.875% 2026	755	826
	Petróleos Mexicanos 6.49% 2027	910	962
	PTT Exploration and Production PCL 2.587% 20275	320	335
			4,276

Financials	Bangkok Bank PCL 3.733% 2034
0.08%	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)7	1,140	1,189
	HSBK (Europe) BV 7.25% 20215	665	674
	Power Financial Corp Ltd. 5.25% 2028	425	491
	Power Financial Corp Ltd. 6.15% 2028	432	527
	Power Financial Corp Ltd. 4.50% 2029	273	301

			3,182

Utilities	AES Panama Generation Holdings SRL 4.375% 20305	280	303
0.06%	Empresas Publicas de Medellin ESP 4.25% 20295	665	716
	Empresas Publicas de Medellin ESP 4.375% 20315	360	387
	State Grid Overseas Investment Ltd. 3.50% 20275	900	1,002
	State Grid Overseas Investment Ltd. 4.25% 2028	200	234

			2,642

Industrials	DP World Crescent 4.848% 20285	835	973
0.05%	Empresa de Transporte de Pasajeros Metro SA 4.70% 20505	270	340
	Mexico City Airport Trust 4.25% 2026	675	716
	Mexico City Airport Trust 3.875% 2028	200	207

			2,236

American Funds Insurance Series	77

New World Fund (continued)

Bonds, notes & other debt instruments (continued)				Principal amount		Value
					(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Axiata SPV5 Labuan Ltd. 3.064% 2050				$357	$359
services	PLDT Inc. 2.50% 2031				210	220
0.04%	Tencent Holdings Ltd. 3.975% 2029				400	456
	Tencent Holdings Ltd. 3.24% 20505				580	601
						1,636

Materials	Braskem Idesa SAPI 7.45% 2029				775	728
0.02%	Braskem Idesa SAPI 7.45% 20295				300	282
						1,010

Consumer	Sands China Ltd. 4.375% 20305				220	246
discretionary
	Total corporate bonds, notes & loans					15,228
0.01%

	Total bonds, notes & other debt instruments (cost: $110,988,000)					120,130

Short-term securities 5.62%					Shares

Money market investments 5.62%

	Capital Group Central Cash Fund 0.12%9,10				2,244,744	224,497
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%9,11				14,020,660	14,020
	Total short-term securities (cost: $238,510,000)					238,517

	Total investment securities 99.52% (cost: $2,579,578,000)					4,222,773
	Other assets less liabilities 0.48%					20,380

	Net assets 100.00%					$4,243,153
Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount12	12/31/202013	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

10 Year Ultra U.S. Treasury Note Futures	Short	8	March 2021	$ (800)	$(1,251)	$ 3
30 Year Ultra U.S. Treasury Bond Futures	Long	10	March 2021	1,000	2,136	(13)

						$(10)
Forward currency contracts

Contract amount						Unrealized
						depreciation

Purchases	Sales			Settlement		at 12/31/2020
(000)	(000)	Counterparty		date		(000)

USD3,404	EUR2,830	Bank of New York Mellon		1/8/2021		$(54)

78American Funds Insurance Series

New World Fund (continued)

Investments in affiliates10

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.29%
Money market investments 5.29%
Capital Group Central Cash Fund 0.12%9	$238,673	$930,010	$944,104	$40	$(122)	$224,497	$1,220

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,245,296,000, which represented 52.92% of the net assets of the fund. This amount includes $2,245,295,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $18,411,000, which represented .43% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Value determined using significant unobservable inputs.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,174,000, which represented 1.32% of the net assets of the fund.

6Amount less than one thousand.

7Step bond; coupon rate may change at a later date.

8Scheduled interest and/or principal payment was not received.

9Rate represents the seven-day yield at 12/31/2020.

10Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

11Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

12Notional amount is calculated based on the number of contracts and notional contract size.

13Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GBP = British pounds

GDR = Global Depositary Receipts

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	79

Blue Chip Income and Growth Fund

Investment portfolio December 31, 2020

Common stocks 97.04%			Value
		Shares	(000)

Health care	Abbott Laboratories	3,362,500	$ 368,160
17.33%	Amgen Inc.	1,258,510	289,357
	UnitedHealth Group Inc.	593,400	208,093
	AbbVie Inc.	1,890,460	202,563
	Gilead Sciences, Inc.	3,005,712	175,113
	Teva Pharmaceutical Industries Ltd. (ADR)1	10,333,800	99,721
	Medtronic PLC	700,000	81,998
	Stryker Corp.	296,800	72,728
	Humana Inc.	124,700	51,161
	Merck & Co., Inc.	500,000	40,900
	Zimmer Biomet Holdings, Inc.	225,000	34,670
	PerkinElmer, Inc.	210,400	30,192
	GlaxoSmithKline PLC (ADR)	148,000	5,446

			1,660,102

Information	Microsoft Corp.	2,598,300	577,914
technology	Broadcom Inc.	1,007,100	440,959
17.11%	Mastercard Inc., Class A	613,600	219,018
	Apple Inc.	1,600,000	212,304
	SS&C Technologies Holdings, Inc.	1,153,800	83,939
	Intel Corp.	1,100,000	54,802
	Cognizant Technology Solutions Corp., Class A	486,000	39,828
	QUALCOMM Inc.	68,000	10,359

			1,639,123

Industrials	CSX Corp.	3,255,142	295,404
13.56%	Raytheon Technologies Corp.	3,935,100	281,399
	General Dynamics Corp.	908,000	135,129
	Union Pacific Corp.	565,600	117,769
	General Electric Co.	9,974,300	107,722
	Carrier Global Corp.	2,549,000	96,148
	Illinois Tool Works Inc.	450,000	91,746
	Airbus Group SE (ADR)1	2,639,000	72,097
	RELX PLC (ADR)	1,225,000	30,209
	Stanley Black & Decker, Inc.	136,000	24,284
	Otis Worldwide Corp.	277,500	18,745
	L3Harris Technologies, Inc.	85,000	16,067
	ManpowerGroup Inc.	131,500	11,859
	Rolls-Royce Holdings PLC (ADR)2	356,800	564
			1,299,142

Communication	Comcast Corp., Class A	5,789,400	303,364
services	Facebook, Inc., Class A1	967,600	264,310
9.47%	Alphabet Inc., Class A1	80,975	141,920
	Alphabet Inc., Class C1	3,000	5,256
	Netflix, Inc.1	201,800	109,119
	Omnicom Group Inc.	1,000,000	62,370
	Activision Blizzard, Inc.	113,000	10,492
	Electronic Arts Inc.	73,000	10,483

			907,314

Energy	EOG Resources, Inc.	4,588,100	228,809
9.05%	Baker Hughes Co., Class A	10,437,000	217,611
	Chevron Corp.	1,099,000	92,811
	Diamondback Energy, Inc.	1,320,033	63,890
	Royal Dutch Shell PLC, Class B (ADR)	1,839,000	61,809
	Pioneer Natural Resources Company	486,800	55,442
	Concho Resources Inc.	616,100	35,949

80American Funds Insurance Series

Blue Chip Income and Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Williams Companies, Inc.	1,661,000	$ 33,303
(continued)	Canadian Natural Resources, Ltd.	1,230,250	29,587
	TC Energy Corp.	600,000	24,432
	Schlumberger Ltd.	1,045,400	22,821

			866,464

Consumer staples	Philip Morris International Inc.	3,090,600	255,871
8.16%	Altria Group, Inc.	2,448,000	100,368
	British American Tobacco PLC (ADR)	2,630,706	98,625
	Constellation Brands, Inc., Class A	408,300	89,438
	Coca-Cola Company	1,250,000	68,550
	PepsiCo, Inc.	400,000	59,320
	Keurig Dr Pepper Inc.	1,746,500	55,888
	Lamb Weston Holdings, Inc.	400,000	31,496
	Mondelez International, Inc.	384,000	22,452

			782,008

Consumer	General Motors Company	4,485,500	186,776
discretionary	Royal Caribbean Cruises Ltd.	1,525,200	113,917
7.63%	McDonald’s Corp.	500,000	107,290
	Starbucks Corp.	608,000	65,044
	Lowe’s Companies, Inc.	392,000	62,920
	Sony Corp. (ADR)	561,000	56,717
	Home Depot, Inc.	150,000	39,843
	NIKE, Inc., Class B	225,000	31,831
	Hasbro, Inc.	315,000	29,465
	Williams-Sonoma, Inc.	273,700	27,874
	Darden Restaurants, Inc.	76,000	9,053

			730,730

Financials	Citigroup Inc.	2,947,300	181,730
6.98%	JPMorgan Chase & Co.	1,349,300	171,456
	American International Group, Inc.	3,230,000	122,288
	Discover Financial Services	920,000	83,288
	Franklin Resources, Inc.	1,550,000	38,734
	Nasdaq, Inc.	260,000	34,512
	PNC Financial Services Group, Inc.	125,300	18,670
	CME Group Inc., Class A	96,500	17,568

			668,246

Utilities	Public Service Enterprise Group Inc.	1,520,000	88,616
3.42%	Entergy Corp.	812,300	81,100
	DTE Energy Company	421,000	51,114
	Sempra Energy	331,000	42,173
	American Electric Power Company, Inc.	450,000	37,471
	NextEra Energy, Inc.	200,000	15,430
	E.ON SE (ADR)	1,090,000	12,055

			327,959

Materials	Linde PLC	782,200	206,118
2.58%	Freeport-McMoRan Inc.	1,565,000	40,721

			246,839

American Funds Insurance Series	81

Blue Chip Income and Growth Fund (continued)

Common stocks (continued)								Value
						Shares		(000)

Real estate	Crown Castle International Corp. REIT					525,000		$83,575
1.75%	Americold Realty Trust REIT					690,000		25,758
	Digital Realty Trust, Inc. REIT					177,500		24,763
	Alexandria Real Estate Equities, Inc. REIT					98,500		17,555
	Equinix, Inc. REIT					22,400		15,997

								167,648

	Total common stocks (cost: $6,473,788,000)							9,295,575
Rights & warrants 0.00%

Financials	American International Group, Inc., warrants, expire 20211					1,151,554		138
0.00%
	Total rights & warrants (cost: $17,794,000)							138

Convertible stocks 0.90%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023					431,213		66,536
discretionary

0.70%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232					8,921		11,607
0.20%	Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022					4,900		7,437

								19,044

	Total convertible stocks (cost: $57,918,000)							85,580
Convertible bonds & notes 0.14%						Principal amount

						(000)

Consumer	Royal Caribbean Cruises Ltd., convertible notes, 2.875% 20233					$ 11,376		13,651
discretionary
	Total convertible bonds & notes (cost: $11,376,000)							13,651
0.14%

Short-term securities 1.90%						Shares

Money market investments 1.90%

	Capital Group Central Cash Fund 0.12%4,5					1,785,145		178,532
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%4,6					3,229,762		3,230
	Total short-term securities (cost: $181,729,000)							181,762

	Total investment securities 99.98% (cost: $6,742,605,000)							9,576,706
	Other assets less liabilities 0.02%							2,360

	Net assets 100.00%						$9,579,066
Investments in affiliates5

		Value of			Net	Net	Value of
		affiliate at			realized	unrealized	affiliate at	Dividend
		1/1/2020	Additions	Reductions	gain	appreciation	12/31/2020	income
		(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 1.86%
Money market investments 1.86%
Capital Group Central Cash Fund 0.12%4		$312,462	$1,545,068	$1,679,415	$414	$3	$178,532	$2,015

82American Funds Insurance Series

Blue Chip Income and Growth Fund (continued)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $3,447,000, which represented .04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,651,000, which represented .14% of the net assets of the fund.

4Rate represents the seven-day yield at 12/31/2020.

5Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	83

Global Growth and Income Fund

Investment portfolio December 31, 2020

Common stocks 94.88%			Value
		Shares	(000)

Information	Taiwan Semiconductor Manufacturing Company, Ltd.1	4,709,800	$ 88,457
technology	Broadcom Inc.	155,700	68,173
18.51%	Apple Inc.	423,960	56,255
	Microsoft Corp.	213,200	47,420
	ASML Holding NV1	70,000	33,828
	Tokyo Electron Ltd.1	49,000	18,276
	Afterpay Ltd.1,2	184,495	16,914
	GoDaddy Inc., Class A2	142,000	11,779
	Fiserv, Inc.2	88,000	10,020
	Advanced Micro Devices, Inc.2	98,400	9,024
	NetEase, Inc.1	420,800	8,052
	PagSeguro Digital Ltd., Class A2	130,000	7,395
	Texas Instruments Inc.	40,000	6,565
	Murata Manufacturing Co., Ltd.1	67,000	6,034
	MediaTek Inc.1	194,000	5,181
	SAP SE1	34,500	4,534
	Atlassian Corp. PLC, Class A2	19,200	4,490
			402,397

Financials	Société Générale1,2	2,306,018	48,040
15.82%	Fannie Mae2	16,006,000	38,254
	Sberbank of Russia PJSC (ADR)1	2,177,000	31,383
	HDFC Bank Ltd.1,2	1,166,577	22,979
	Discover Financial Services	249,000	22,542
	AIA Group Ltd.1	1,590,000	19,585
	Toronto-Dominion Bank (CAD denominated)	320,492	18,108
	B3 SA - Brasil, Bolsa, Balcao	1,500,000	17,899
	UniCredit SpA1,2	1,686,696	15,608
	DBS Group Holdings Ltd.1	805,000	15,226
	Macquarie Group Ltd.1	142,118	15,186
	Ping An Insurance (Group) Company of China, Ltd., Class H1	1,195,000	14,678
	CME Group Inc., Class A	70,000	12,744
	JPMorgan Chase & Co.	92,000	11,690
	The Blackstone Group Inc., Class A	136,700	8,860
	HDFC Life Insurance Company Ltd.1,2	773,990	7,180
	Barclays PLC1,2	3,365,000	6,754
	Zurich Insurance Group AG1	14,000	5,934
	BB Seguridade Participações SA	997,600	5,691
	Truist Financial Corp.	116,550	5,586

			343,927

Industrials	Airbus SE, non-registered shares1,2	607,200	66,700
11.32%	CCR SA, ordinary nominative	18,355,800	47,602
	Lockheed Martin Corp.	66,000	23,429
	Safran SA1,2	123,500	17,515
	Honeywell International Inc.	71,700	15,251
	Illinois Tool Works Inc.	54,000	11,009
	Rheinmetall AG1	98,800	10,441
	VAT Group AG1	35,200	8,773
	Boeing Company	35,500	7,599
	CSX Corp.	73,000	6,625
	Experian PLC1	171,000	6,516
	Watsco, Inc.	23,500	5,324
	Union Pacific Corp.	24,400	5,081
	PACCAR Inc.	58,600	5,056
	Aeroflot - Russian Airlines PJSC1,2	3,920,000	3,773
	Seven Group Holdings Ltd.1	180,000	3,244
	International Consolidated Airlines Group SA (CDI)1,2	1,035,000	2,265
			246,203

84American Funds Insurance Series

Global Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Novartis AG1	337,000	$ 31,830
9.11%	UnitedHealth Group Inc.	86,300	30,264
	Sarepta Therapeutics, Inc.2	94,500	16,111
	Abbott Laboratories	125,000	13,686
	Hikma Pharmaceuticals PLC1	340,000	11,712
	Allogene Therapeutics, Inc.2	461,000	11,636
	Centene Corp.2	186,000	11,166
	HOYA Corp.1	76,700	10,602
	DexCom, Inc.2	23,700	8,762
	AstraZeneca PLC1	83,000	8,292
	CSL Ltd.1	35,200	7,691
	Eli Lilly and Company	45,000	7,598
	Gilead Sciences, Inc.	130,000	7,574
	Insulet Corp.2	28,300	7,234
	CVS Health Corp.	95,000	6,489
	Pfizer Inc.	104,000	3,828
	Regeneron Pharmaceuticals, Inc.2	7,650	3,696
			198,171

Consumer	LVMH Moët Hennessy-Louis Vuitton SE1	74,096	46,298
discretionary	Flutter Entertainment PLC (EUR denominated)1	126,077	25,825
9.09%	Home Depot, Inc.	81,000	21,515
	General Motors Company	400,000	16,656
	Alibaba Group Holding Ltd.1,2	522,600	15,269
	Li Ning Co. Ltd.1	1,685,000	11,608
	Amazon.com, Inc.2	3,005	9,787
	Aston Martin Lagonda Global Holdings PLC1,2	267,252	7,360
	NIKE, Inc., Class B	51,800	7,328
	Tesla, Inc.2	9,000	6,351
	Restaurant Brands International Inc. (CAD denominated)	103,600	6,335
	Gentex Corp.	166,000	5,632
	Naspers Ltd., Class N1	27,000	5,526
	Melco Resorts & Entertainment Ltd. (ADR)	297,000	5,509
	lululemon athletica inc.2	9,800	3,411
	Strategic Education, Inc.	34,000	3,241

			197,651

Communication	Alphabet Inc., Class A2	21,800	38,208
services	Alphabet Inc., Class C2	7,000	12,263
7.63%	Comcast Corp., Class A	546,000	28,610
	Facebook, Inc., Class A2	65,000	17,755
	Warner Music Group Corp., Class A	419,376	15,932
	Walt Disney Company2	67,000	12,139
	Activision Blizzard, Inc.	101,000	9,378
	SoftBank Corp.1	663,800	8,322
	New York Times Co., Class A	160,000	8,283
	Tencent Holdings Ltd.1	100,000	7,307
	Koninklijke KPN NV1	1,528,000	4,633
	Netflix, Inc.2	5,500	2,974
			165,804

Utilities	Ørsted AS1	189,456	38,748
6.03%	Enel SpA1	3,539,000	35,738
	Dominion Energy, Inc.	150,000	11,280
	E.ON SE1	1,015,000	11,241
	China Resources Gas Group Ltd.1	1,778,000	9,457
	National Grid PLC1	750,000	8,933
American Funds Insurance Series	85

Global Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Brookfield Infrastructure Partners LP	170,000	$8,411
(continued)	American Electric Power Company, Inc.	72,700	6,054
	Brookfield Infrastructure Corp., Class A, subordinate voting shares	18,888	1,368

			131,230

Materials	Vale SA, ordinary nominative	1,409,600	23,732
5.75%	Vale SA, ordinary nominative (ADR)	385,600	6,463
	BHP Group PLC1	870,000	22,928
	Koninklijke DSM NV1	96,800	16,675
	Fortescue Metals Group Ltd.1	915,000	16,544
	Evonik Industries AG1	375,000	12,217
	Shin-Etsu Chemical Co., Ltd.1	63,000	11,029
	Eastman Chemical Company	68,000	6,819
	Air Products and Chemicals, Inc.	18,700	5,109
	Lynas Rare Earths Ltd.1,2	1,180,000	3,624
			125,140

Energy	Reliance Industries Ltd.1	1,606,099	43,752
4.63%	Reliance Industries Ltd., interim shares1	107,073	1,642
	Canadian Natural Resources, Ltd. (CAD denominated)	904,000	21,725
	EOG Resources, Inc.	350,000	17,454
	Gazprom PJSC (ADR)1	2,141,000	11,902
	Total SE1,3	95,600	4,124
			100,599

Consumer staples	Nestlé SA1	298,275	35,116
4.47%	Keurig Dr Pepper Inc.	405,000	12,960
	ITC Ltd.1	3,410,972	9,769
	British American Tobacco PLC1	252,000	9,373
	Pernod Ricard SA1	35,000	6,709
	Philip Morris International Inc.	80,000	6,623
	Altria Group, Inc.	145,000	5,945
	Mondelez International, Inc.	72,000	4,210
	Reckitt Benckiser Group PLC1	42,000	3,756
	Beyond Meat, Inc.2,3	21,500	2,688
			97,149

Real estate	Mindspace Business Parks REIT1,2	2,124,800	9,308
2.52%	Mindspace Business Parks REIT1,2,4	1,309,000	5,619
	Alexandria Real Estate Equities, Inc. REIT	75,000	13,367
	Prologis, Inc. REIT	90,000	8,969
	Iron Mountain Inc. REIT	219,200	6,462
	Longfor Group Holdings Ltd.1	1,025,000	6,020
	CIFI Holdings (Group) Co. Ltd.1	5,910,000	5,011
			54,756

	Total common stocks (cost: $1,313,317,000)		2,063,027
Bonds, notes & other debt instruments 1.58%		Principal amount

		(000)

Corporate bonds, notes & loans 1.58%

Communication	Sprint Corp. 7.25% 2021	$ 33,000	34,378
services
	Total bonds, notes & other debt instruments (cost: $32,569,000)		34,378
1.58%

86American Funds Insurance Series

Global Growth and Income Fund (continued)

Short-term securities 3.35%

Value

Shares(000)

Money market investments 3.35%

Capital Group Central Cash Fund 0.12%5,6	664,822	$66,489
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%5,7	6,440,115	6,440
Total short-term securities (cost: $72,921,000)		72,929

Total investment securities 99.81% (cost: $1,418,807,000)		2,170,334
Other assets less liabilities 0.19%		4,116

Net assets 100.00%		$2,174,450

Investments in affiliates6

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.06%
Money market investments 3.06%
Capital Group Central Cash Fund 0.12%5	$28,561	$583,471	$545,530	$51	$(64)	$66,489	$578

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,044,566,000, which represented 48.04% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $6,890,000, which represented .32% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,619,000, which represented .26% of the net assets of the fund.

5Rate represents the seven-day yield at 12/31/2020.

6Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

7Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

See notes to financial statements.

American Funds Insurance Series	87

Growth-Income Fund

Investment portfolio December 31, 2020

Common stocks 96.33%			Value
		Shares	(000)

Information	Microsoft Corp.	10,689,658	$2,377,594
technology	Broadcom Inc.	2,735,734	1,197,841
19.97%	Mastercard Inc., Class A	1,692,300	604,049
	Accenture PLC, Class A	991,200	258,911
	Intel Corp.	4,856,300	241,941
	Visa Inc., Class A	1,093,800	239,247
	Taiwan Semiconductor Manufacturing Company, Ltd.1	10,147,000	190,576
	Adobe Inc.2	360,100	180,093
	Apple Inc.	1,220,400	161,935
	Autodesk, Inc.2	530,000	161,830
	ServiceNow, Inc.2	280,100	154,175
	QUALCOMM Inc.	1,007,952	153,551
	Automatic Data Processing, Inc.	845,000	148,889
	ASML Holding NV (New York registered) (ADR)	147,800	72,085
	ASML Holding NV1	140,000	67,657
	Ceridian HCM Holding Inc.2	1,240,574	132,196
	StoneCo Ltd., Class A2	1,285,500	107,879
	Global Payments Inc.	498,100	107,301
	CDK Global, Inc.	2,042,800	105,878
	Cognizant Technology Solutions Corp., Class A	1,219,000	99,897
	Samsung Electronics Co., Ltd.1	1,110,000	82,958
	MKS Instruments, Inc.	481,000	72,366
	Fidelity National Information Services, Inc.	504,200	71,324
	Euronet Worldwide, Inc.2	491,600	71,243
	PayPal Holdings, Inc.2	298,500	69,909
	Concentrix Corp.2	641,935	63,359
	Fiserv, Inc.2	536,700	61,109
	Atlassian Corp. PLC, Class A2	247,800	57,953
	NetApp, Inc.	873,100	57,834
	Micron Technology, Inc.2	760,600	57,182
	Amphenol Corp., Class A	386,000	50,477
	FleetCor Technologies, Inc.2	167,000	45,563
	SAP SE1	239,500	31,472
	Applied Materials, Inc.	337,400	29,118
	Trimble Inc.2	413,300	27,596
	Teradata Corp.2	1,056,057	23,730
	Vontier Corp.2	434,000	14,496
	VeriSign, Inc.2	61,000	13,200
	GoDaddy Inc., Class A2	143,400	11,895
	Analog Devices, Inc.	75,000	11,080

			7,687,389

Communication	Facebook, Inc., Class A2	7,410,800	2,024,334
services	Alphabet Inc., Class C2	336,784	590,005
15.48%	Alphabet Inc., Class A2	308,780	541,180
	Netflix, Inc.2	1,952,025	1,055,518
	Comcast Corp., Class A	15,095,800	791,020
	Charter Communications, Inc., Class A2	443,970	293,708
	Electronic Arts Inc.	1,168,000	167,725
	Verizon Communications Inc.	2,665,513	156,599
	ViacomCBS Inc., Class B	2,666,983	99,372
	Tencent Holdings Ltd.1	1,295,500	94,659
	Cable One, Inc.	33,300	74,183
	Vodafone Group PLC1	20,000,000	32,913
	Activision Blizzard, Inc.	262,939	24,414
	Fox Corp., Class A	473,666	13,793

			5,959,423

88American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	UnitedHealth Group Inc.	2,609,900	$ 915,240
14.22%	Abbott Laboratories	6,645,169	727,580
	Gilead Sciences, Inc.	9,502,600	553,621
	Amgen Inc.	1,909,500	439,032
	Merck & Co., Inc.	3,038,880	248,580
	Thermo Fisher Scientific Inc.	392,000	182,586
	AstraZeneca PLC1	1,451,800	145,048
	AstraZeneca PLC (ADR)	721,200	36,053
	Seagen Inc.2	871,319	152,603
	Daiichi Sankyo Company, Ltd.1	4,176,000	143,155
	AbbVie Inc.	1,296,036	138,870
	PRA Health Sciences, Inc.2	1,023,500	128,388
	Royalty Pharma PLC, Class A	2,557,706	128,013
	Novo Nordisk A/S, Class B1	1,611,056	112,686
	Chugai Pharmaceutical Co., Ltd.1	2,105,700	112,421
	Anthem, Inc.	342,000	109,813
	GlaxoSmithKline PLC1	5,827,300	106,774
	Eli Lilly and Company	625,800	105,660
	Medtronic PLC	860,000	100,740
	Novartis AG1	1,066,059	100,690
	PerkinElmer, Inc.	596,500	85,598
	Baxter International Inc.	995,800	79,903
	Allakos Inc.2	511,000	71,540
	Ultragenyx Pharmaceutical Inc.2	508,100	70,336
	Galapagos NV1,2	268,105	26,381
	Galapagos NV (ADR)2,3	209,697	20,756
	Zimmer Biomet Holdings, Inc.	305,670	47,101
	Vertex Pharmaceuticals Inc.2	192,000	45,377
	Incyte Corp.2	473,200	41,159
	NovoCure Ltd.2	193,600	33,501
	Roche Holding AG, nonvoting, non-registered shares1	93,081	32,477
	Allogene Therapeutics, Inc.2	1,258,500	31,764
	Edwards Lifesciences Corp.2	330,750	30,174
	AmerisourceBergen Corp.	283,400	27,705
	Humana Inc.	65,300	26,791
	Stryker Corp.	106,535	26,105
	Biohaven Pharmaceutical Holding Co. Ltd.2	259,600	22,250
	Karuna Therapeutics, Inc.2	215,600	21,903
	Cigna Corp.	59,413	12,369
	GoodRx Holdings, Inc., Class A2	243,100	9,807
	Cortexyme, Inc.2	258,690	7,186
	Vir Biotechnology, Inc.2,3	258,400	6,920
	Bluebird Bio, Inc.2	109,400	4,734
	Agios Pharmaceuticals, Inc.2	89,350	3,871
			5,473,261

Financials	JPMorgan Chase & Co.	4,105,630	521,702
10.23%	Intercontinental Exchange, Inc.	3,183,555	367,032
	CME Group Inc., Class A	1,779,800	324,013
	Aon PLC, Class A	1,214,800	256,651
	Marsh & McLennan Companies, Inc.	2,162,201	252,978
	PNC Financial Services Group, Inc.	1,587,422	236,526
	State Street Corp.	3,126,915	227,577
	Nasdaq, Inc.	1,609,900	213,698
	Chubb Ltd.	1,239,153	190,730
	Moody’s Corp.	640,058	185,770
	BlackRock, Inc.	180,700	130,382
	Travelers Companies, Inc.	906,955	127,309
	S&P Global Inc.	342,408	112,560
	Bank of New York Mellon Corp.	2,299,000	97,570
	American International Group, Inc.	2,572,000	97,376
American Funds Insurance Series	89

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	KeyCorp	4,886,953	$ 80,195
(continued)	Arthur J. Gallagher & Co.	617,000	76,329
	Power Corp. of Canada, subordinate voting shares3	2,625,000	60,279
	B3 SA - Brasil, Bolsa, Balcao	5,032,000	60,045
	London Stock Exchange Group PLC1	424,000	52,264
	Citizens Financial Group, Inc.	1,457,453	52,119
	Charles Schwab Corp.	879,000	46,622
	Discover Financial Services	478,900	43,355
	Truist Financial Corp.	870,732	41,734
	Wells Fargo & Company	1,222,300	36,889
	Bank of America Corp.	914,300	27,712
	UBS Group AG1	1,343,666	18,793
			3,938,210

Industrials	CSX Corp.	3,114,900	282,677
9.50%	Woodward, Inc.	2,204,500	267,913
	Carrier Global Corp.	6,668,375	251,531
	Norfolk Southern Corp.	946,977	225,011
	Northrop Grumman Corp.	733,200	223,421
	BWX Technologies, Inc.	3,080,911	185,717
	TransDigm Group Inc.2	295,700	182,994
	Airbus SE, non-registered shares1,2	1,617,590	177,691
	Raytheon Technologies Corp.	2,349,100	167,984
	Union Pacific Corp.	746,200	155,374
	Meggitt PLC1,2	24,131,952	154,177
	Equifax Inc.	777,300	149,895
	Waste Connections, Inc.	1,042,100	106,888
	Lockheed Martin Corp.	294,900	104,684
	Westinghouse Air Brake Technologies Corp.	1,422,942	104,159
	Air Lease Corp., Class A	2,097,300	93,162
	Waste Management, Inc.	767,700	90,535
	L3Harris Technologies, Inc.	443,000	83,736
	Old Dominion Freight Line, Inc.	405,000	79,048
	Fortive Corp.	1,085,000	76,840
	Safran SA1,2	539,713	76,542
	General Electric Co.	7,022,250	75,840
	General Dynamics Corp.	482,600	71,821
	Ryanair Holdings PLC (ADR)2	445,550	49,002
	Ryanair Holdings PLC1,2	611,907	12,189
	Middleby Corp.2	441,000	56,854
	Otis Worldwide Corp.	555,100	37,497
	Fastenal Co.	635,000	31,007
	ManpowerGroup Inc.	252,000	22,725
	Cummins Inc.	100,000	22,710
	Caterpillar Inc.	101,600	18,493
	Nielsen Holdings PLC	856,400	17,873

			3,655,990

Consumer	Amazon.com, Inc.2	346,130	1,127,321
discretionary	General Motors Company	7,736,000	322,127
8.11%	Wyndham Hotels & Resorts, Inc.	3,198,334	190,109
	Home Depot, Inc.	623,900	165,720
	Royal Caribbean Cruises Ltd.	2,084,381	155,683
	Burlington Stores, Inc.2	555,458	145,280
	Thor Industries, Inc.	1,289,600	119,920
	MercadoLibre, Inc.2	70,000	117,265
	Lowe’s Companies, Inc.	666,000	106,900
	Booking Holdings Inc.2	47,600	106,018
	Flutter Entertainment PLC (GBP denominated)1	387,005	80,125
	Chipotle Mexican Grill, Inc.2	53,110	73,648

90American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Darden Restaurants, Inc.	600,000	$ 71,472
discretionary	D.R. Horton, Inc.	913,000	62,924
(continued)	Hasbro, Inc.	600,000	56,124
	Wynn Resorts, Ltd.	490,966	55,396
	Kering SA1	62,207	45,224
	Marriott International, Inc., Class A	250,500	33,046
	Aptiv PLC	233,000	30,358
	Hilton Worldwide Holdings Inc.	197,720	21,998
	YUM! Brands, Inc.	196,630	21,346
	Airbnb, Inc., Class A2	99,500	14,607
			3,122,611

Consumer staples	Keurig Dr Pepper Inc.	10,220,935	327,070
5.06%	British American Tobacco PLC1	8,704,673	323,770
	Philip Morris International Inc.	3,549,640	293,875
	Costco Wholesale Corp.	459,800	173,243
	Nestlé SA1	1,227,796	144,547
	Lamb Weston Holdings, Inc.	1,506,566	118,627
	Carlsberg A/S, Class B1	720,474	115,505
	Reckitt Benckiser Group PLC1	1,275,000	114,030
	Mondelez International, Inc.	1,676,300	98,013
	Clorox Co.	255,000	51,490
	Herbalife Nutrition Ltd.2	849,000	40,795
	Church & Dwight Co., Inc.	424,500	37,029
	General Mills, Inc.	428,800	25,213
	Pernod Ricard SA1	117,200	22,466
	Constellation Brands, Inc., Class A	100,700	22,058
	Anheuser-Busch InBev SA/NV1	281,571	19,677
	Kraft Heinz Company	567,200	19,659

			1,947,067

Materials	Celanese Corp.	2,593,233	336,965
4.89%	LyondellBasell Industries NV	2,453,100	224,851
	Vale SA, ordinary nominative (ADR)	9,206,039	154,293
	Vale SA, ordinary nominative	3,404,848	57,325
	Linde PLC	774,300	204,036
	Dow Inc.	2,859,700	158,713
	Sherwin-Williams Company	162,500	119,423
	International Flavors & Fragrances Inc.3	1,075,000	117,003
	Freeport-McMoRan Inc.	4,073,000	105,980
	Air Products and Chemicals, Inc.	312,100	85,272
	Rio Tinto PLC1	1,020,655	76,369
	Barrick Gold Corp.	2,373,000	54,057
	Mosaic Co.	2,333,266	53,688
	PPG Industries, Inc.	295,550	42,624
	Centerra Gold Inc.	2,917,909	33,789
	DuPont de Nemours Inc.	459,700	32,689
	Asahi Kasei Corp.1	2,392,300	24,606
			1,881,683

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	10,768,800	258,793
3.42%	Chevron Corp.	2,670,200	225,498
	Enbridge Inc. (CAD denominated)	5,382,362	172,139
	EOG Resources, Inc.	3,255,400	162,347
	Baker Hughes Co., Class A	5,510,024	114,884
	ConocoPhillips	2,307,010	92,257
	Equitrans Midstream Corp.	8,547,400	68,721
	Schlumberger Ltd.	2,727,900	59,550
	Royal Dutch Shell PLC, Class B (ADR)	1,622,300	54,525
American Funds Insurance Series	91
Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Royal Dutch Shell PLC, Class A (ADR)	13,204	$464
(continued)	TC Energy Corp. (CAD denominated)3	1,168,019	47,486
	Concho Resources Inc.	653,000	38,103
	Exxon Mobil Corp.	500,000	20,610
	Tullow Oil PLC1,2	3,674,051	1,473
	Weatherford International2	128,424	771
			1,317,621

Utilities	Edison International	2,916,721	183,228
2.89%	CenterPoint Energy, Inc.	6,548,899	141,718
	Enel SpA1	13,587,341	137,210
	AES Corp.	5,203,200	122,275
	Sempra Energy	750,000	95,557
	American Electric Power Company, Inc.	1,036,600	86,318
	Exelon Corp.	1,576,100	66,543
	Endesa, SA1	2,286,838	62,703
	PG&E Corp.2	4,171,900	51,982
	CMS Energy Corp.	692,700	42,262
	Public Service Enterprise Group Inc.	686,500	40,023
	Xcel Energy Inc.	423,300	28,221
	Entergy Corp.	274,900	27,446
	DTE Energy Company	125,900	15,286
	E.ON SE1	937,841	10,387
			1,111,159

Real estate	Equinix, Inc. REIT	541,418	386,670
2.56%	Crown Castle International Corp. REIT	1,561,966	248,649
	MGM Growth Properties LLC REIT, Class A	3,346,000	104,730
	American Tower Corp. REIT	421,300	94,565
	Digital Realty Trust, Inc. REIT	645,000	89,984
	SBA Communications Corp. REIT	210,000	59,247

			983,845

	Total common stocks (cost: $22,668,560,000)		37,078,259
Convertible stocks 0.81%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20233	80,972	105,353
0.47%	Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	50,000	75,882

			181,235

Information	Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	88,400	125,746
technology

0.33%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	3,965
0.01%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	675	104
discretionary
	Total convertible stocks (cost: $234,248,000)		311,050
0.00%

92American Funds Insurance Series

Growth-Income Fund (continued)

Bonds, notes & other debt instruments 0.12%

Principal amount	Value
(000)	(000)

Corporate bonds, notes & loans 0.12%

Consumer	Carnival Corp. 11.50% 20234	$27,790	$32,174
discretionary	General Motors Financial Co. 4.30% 2025	160	180
0.09%	General Motors Financial Co. 5.25% 2026	827	976

			33,330

Energy	Weatherford International PLC 8.75% 20244	1,983	1,990
0.02%	Weatherford International PLC 11.00% 20244	5,280	4,132
			6,122

Industrials	Boeing Company 4.875% 2025	4,706	5,367
0.01%
	Total corporate bonds, notes & loans		44,819

	Total bonds, notes & other debt instruments (cost: $40,235,000)		44,819

Short-term securities 3.06%					Shares

Money market investments 3.06%

Capital Group Central Cash Fund 0.12%5,6					10,056,640		1,005,764
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%5,7					174,462,623		174,463
							1,180,227

Total short-term securities (cost: $1,180,023,000)							1,180,227

Total investment securities 100.32% (cost: $24,123,066,000)						38,614,355
Other assets less liabilities (0.32)%							(122,820)

Net assets 100.00%						$38,491,535
Investments in affiliates6

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2020	Additions	Reductions	(loss) gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.8	$ 336,143	$ 16,890	$ 138,597	$(18,623)	$(10,096)	$—	$ 3,020
Short-term securities 2.61%
Money market investments 2.61%
Capital Group Central Cash Fund 0.12%5	1,940,600	5,169,467	6,103,677	262	(888)	1,005,764	9,905

Total 2.61%				$(18,361)	$(10,984)	$1,005,764	$12,925

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,949,615,000, which represented 7.66% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $188,806,000, which represented .49% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,296,000, which represented .10% of the net assets of the fund.

5Rate represents the seven-day yield at 12/31/2020.

6Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.

7Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

8Unaffiliated issuer at 12/31/2020.

American Funds Insurance Series	93

Growth-Income Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

See notes to financial statements.

94American Funds Insurance Series

International Growth and Income Fund

Investment portfolio December 31, 2020

Common stocks 94.17%			Value
		Shares	(000)

Financials	HDFC Bank Ltd.1,2	2,457,600	$ 48,410
17.86%	AIA Group Ltd.1	2,338,600	28,806
	ING Groep NV1,2	2,789,300	26,424
	Zurich Insurance Group AG1	54,100	22,930
	DNB ASA1,2	825,000	16,243
	B3 SA - Brasil, Bolsa, Balcao	1,302,000	15,536
	Sberbank of Russia PJSC (ADR)1	999,000	14,402
	IndusInd Bank Ltd.1,2	1,105,000	13,577
	Moscow Exchange MICEX-RTS PJSC1	5,665,000	12,224
	DBS Group Holdings Ltd.1	558,000	10,555
	Banco Santander, SA1,2	3,393,521	10,536
	Haci Ömer Sabanci Holding AS1	6,520,900	10,063
	Aegon NV1	2,483,308	9,917
	Ping An Insurance (Group) Company of China, Ltd., Class H1	690,500	8,481
	PICC Property and Casualty Co. Ltd., Class H1	7,905,000	5,989
	Great-West Lifeco Inc. (CAD denominated)	248,102	5,916

			260,009

Industrials	Shanghai International Airport Co., Ltd., Class A1	3,091,967	35,788
12.94%	Airbus SE, non-registered shares1,2	246,912	27,123
	Ryanair Holdings PLC (ADR)2	179,000	19,686
	Singapore Technologies Engineering Ltd1	5,270,000	15,216
	SAAB AB, Class B1,2	510,000	14,838
	Recruit Holdings Co., Ltd.1	319,900	13,418
	Komatsu Ltd.1	445,000	12,194
	Alliance Global Group, Inc.1	54,617,900	12,062
	Airports of Thailand PCL, foreign registered1	5,250,000	10,824
	GT Capital Holdings, Inc.1	797,142	9,715
	Aena SME, SA, non-registered shares1,2	52,450	9,159
	LIXIL Corp.1	385,000	8,362
			188,385

Communication	SoftBank Corp.1	4,691,700	58,818
services	SoftBank Group Corp.1	580,800	45,486
12.10%	Yandex NV, Class A2	470,000	32,702
	Tencent Holdings Ltd.1	297,700	21,752
	Rightmove PLC1,2	1,290,000	11,488
	Bilibili Inc., Class Z (ADR)2,3	69,200	5,932
			176,178

Consumer	LVMH Moët Hennessy-Louis Vuitton SE1	48,000	29,992
discretionary	Sony Corp.1	265,900	26,734
11.91%	Taylor Wimpey PLC1,2	10,317,400	23,457
	Kering SA1	29,000	21,083
	Naspers Ltd., Class N1	95,400	19,526
	Flutter Entertainment PLC (GBP denominated)1	73,000	15,114
	Alibaba Group Holding Ltd.1,2	442,500	12,929
	Galaxy Entertainment Group Ltd.1	1,345,000	10,461
	Entain PLC1,2	494,100	7,670
	Prosus NV1	59,100	6,357
			173,323

Health care	Daiichi Sankyo Company, Ltd.1	1,359,000	46,587
9.62%	Aier Eye Hospital Group Co., Ltd., Class A1	1,937,655	22,193
	Fresenius SE & Co. KGaA1	283,701	13,109
	Chugai Pharmaceutical Co., Ltd.1	228,900	12,221
	HOYA Corp.1	85,000	11,750
	Novartis AG1	113,564	10,726
American Funds Insurance Series	95

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	GlaxoSmithKline PLC1	386,500	$7,082
(continued)	Richter Gedeon Nyrt.1	265,232	6,656
	Teva Pharmaceutical Industries Ltd. (ADR)2	662,000	6,388
	Alcon Inc.1,2	48,672	3,249
	NMC Health PLC1,2,4	304,610	4
			139,965

Materials	Vale SA, ordinary nominative	1,712,500	28,832
6.96%	Vale SA, ordinary nominative (ADR)	424,300	7,111
	Rio Tinto PLC1	379,300	28,381
	Linde PLC	53,000	13,966
	Air Liquide SA, non-registered shares1	79,200	12,999
	Akzo Nobel NV1	93,955	10,092
			101,381

Consumer staples	Imperial Brands PLC1	2,228,016	46,814
6.72%	Treasury Wine Estates Ltd.1	2,607,742	18,916
	Philip Morris International Inc.	140,000	11,591
	British American Tobacco PLC1	216,802	8,064
	Pernod Ricard SA1	39,400	7,553
	Kirin Holdings Company, Ltd.1	209,500	4,946
			97,884

Information	ASML Holding NV1	47,800	23,100
technology	Nice Ltd. (ADR)2	73,400	20,812
5.36%	Taiwan Semiconductor Manufacturing Company, Ltd.1	1,010,000	18,969
	SUMCO Corp.1	692,000	15,193
			78,074

Utilities	E.ON SE1	2,453,000	27,167
5.20%	ENN Energy Holdings Ltd.1	1,358,000	19,933
	Ørsted AS1	63,707	13,030
	Iberdrola, SA, non-registered shares1	623,669	8,919
	SSE PLC1	325,350	6,706
			75,755

Energy	Royal Dutch Shell PLC, Class A (GBP denominated)1	792,000	14,061
2.84%	Royal Dutch Shell PLC, Class B1	482,000	8,304
	Canadian Natural Resources, Ltd. (CAD denominated)	272,500	6,549
	Canadian Natural Resources, Ltd.	92,000	2,212
	Cenovus Energy Inc.	935,000	5,692
	Total SE1,3	104,750	4,519
			41,337

Real estate	CK Asset Holdings Ltd.1	2,626,000	13,507
2.66%	China Resources Mixc Lifestyle Services Ltd.1,2	2,193,461	10,171
	Sun Hung Kai Properties Ltd.1	747,000	9,644
	China Resources Land Ltd.1	1,308,000	5,420
			38,742

	Total common stocks (cost: $998,798,000)		1,371,033

96American Funds Insurance Series

International Growth and Income Fund (continued)

Preferred securities 1.67%			Value
		Shares	(000)

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	1,182,200	$ 13,075
1.67%	Petróleo Brasileiro SA (Petrobras), preferred nominative	2,062,500	11,253

			24,328

	Total preferred securities (cost: $16,583,000)		24,328

Rights & warrants 1.05%

Health care	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20211,5
1.05%	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20211,2,5
Total rights & warrants (cost: $8,134,000)

Bonds, notes & other debt instruments 0.61%

958,50010,978

382,7994,319

15,297

Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 0.34%

	Brazil (Federative Republic of) 10.00% 2025	BRL22,000	4,900
Corporate bonds, notes & loans 0.27%

Health care	Teva Pharmaceutical Finance Co. BV 3.15% 2026	$1,060	1,021
0.27%	Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	1,035
	Valeant Pharmaceuticals International, Inc. 6.125% 20255	1,865	1,924
			3,980

	Total bonds, notes & other debt instruments (cost: $9,565,000)		8,880

Short-term securities 2.62%					Shares

Money market investments 2.62%

Capital Group Central Cash Fund 0.12%6,7					317,516		31,755
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%6,8					6,385,194		6,385
Total short-term securities (cost: $38,133,000)							38,140

Total investment securities 100.12% (cost: $1,071,213,000)							1,457,678
Other assets less liabilities (0.12)%							(1,795)

Net assets 100.00%						$1,455,883
Investments in affiliates7

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.18%
Money market investments 2.18%
Capital Group Central Cash Fund 0.12%6	$128,026	$424,730	$520,991	$29	$(39)	$31,755	$543
American Funds Insurance Series	97

International Growth and Income Fund (continued)

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,203,405,000, which represented 82.66% of the net assets of the fund. This amount includes $1,203,401,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $6,820,000, which represented .47% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Value determined using significant unobservable inputs.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,221,000, which represented 1.18% of the net assets of the fund.

6Rate represents the seven-day yield at 12/31/2020.

7Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

GBP = British pounds

See notes to financial statements.

98American Funds Insurance Series

Capital Income Builder

Investment portfolio December 31, 2020

Common stocks 73.08%			Value
		Shares	(000)

Financials	Zurich Insurance Group AG1	31,951	$ 13,542
13.08%	JPMorgan Chase & Co.	93,281	11,853
	Toronto-Dominion Bank (CAD denominated)	177,227	10,014
	Münchener Rückversicherungs-Gesellschaft AG1	32,434	9,606
	Ping An Insurance (Group) Company of China, Ltd., Class H1	519,000	6,375
	Ping An Insurance (Group) Company of China, Ltd., Class A1	67,300	895
	Truist Financial Corp.	146,476	7,021
	CME Group Inc., Class A	37,418	6,812
	Hong Kong Exchanges and Clearing Ltd.1	107,600	5,918
	PNC Financial Services Group, Inc.	38,822	5,784
	DBS Group Holdings Ltd.1	258,926	4,898
	Power Corp. of Canada, subordinate voting shares	200,855	4,612
	Principal Financial Group, Inc.	89,574	4,444
	Great-West Lifeco Inc. (CAD denominated)	179,325	4,276
	State Street Corp.	56,582	4,118
	Citizens Financial Group, Inc.	99,875	3,572
	American International Group, Inc.	78,458	2,970
	Kaspi.kz JSC1,2,3	42,503	2,855
	Kaspi.kz JSC (GDR)1,2	528	35
	Royal Bank of Canada	34,719	2,853
	China Pacific Insurance (Group) Co., Ltd., Class H1	672,000	2,639
	KeyCorp	159,523	2,618
	Citigroup Inc.	34,320	2,116
	East West Bancorp, Inc.	41,043	2,081
	Moscow Exchange MICEX-RTS PJSC1	879,942	1,899
	Travelers Companies, Inc.	13,301	1,867
	Sberbank of Russia PJSC (ADR)1	124,715	1,798
	DNB ASA1,2	89,834	1,769
	AIA Group Ltd.1	109,200	1,345
	U.S. Bancorp	27,892	1,300
	National Bank of Canada (Canada)	21,800	1,227
	BOC Hong Kong (Holdings) Ltd.1	401,500	1,220
	BNP Paribas SA1,2	21,885	1,154
	Tryg A/S1	32,699	1,031
	Franklin Resources, Inc.	36,936	923
	PICC Property and Casualty Co. Ltd., Class H1	1,170,000	887
	Everest Re Group, Ltd.	3,444	806
	Banco Santander, SA1,2	256,104	795
	Banca Mediolanum SpA1,2	79,459	688
	B3 SA - Brasil, Bolsa, Balcao	51,891	619
	Marsh & McLennan Companies, Inc.	5,080	594
	China Merchants Bank Co., Ltd., Class H1	92,000	584
	Euronext NV1	3,260	359
	Wells Fargo & Company	9,632	291
	The Blackstone Group Inc., Class A	2,897	188
	UBS Group AG1	12,103	169
	TISCO Financial Group PCL, foreign registered1	31,200	93
			143,513

Information	Broadcom Inc.	85,538	37,453
technology	Microsoft Corp.	80,505	17,906
9.11%	Taiwan Semiconductor Manufacturing Company, Ltd.1	710,800	13,350
	Vanguard International Semiconductor Corp.1	1,036,700	4,296
	International Business Machines Corp.	29,876	3,761
	Intel Corp.	70,500	3,512
	NetApp, Inc.	51,604	3,418
	Globalwafers Co., Ltd.1	111,000	2,809
	Paychex, Inc.	30,081	2,803
	Western Union Company	127,630	2,800
	QUALCOMM Inc.	14,936	2,275
	KLA Corp.	8,387	2,172
American Funds Insurance Series	99

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Apple Inc.	11,238	$ 1,491
technology	Texas Instruments Inc.	6,003	985
(continued)	Tokyo Electron Ltd.1	2,300	858
			99,889

Consumer staples	Philip Morris International Inc.	310,514	25,706
9.03%	British American Tobacco PLC1	439,883	16,361
	Coca-Cola Company	141,409	7,755
	Altria Group, Inc.	157,834	6,471
	General Mills, Inc.	103,684	6,097
	Nestlé SA1	49,230	5,796
	Unilever PLC1	77,436	4,661
	Imperial Brands PLC1	204,285	4,292
	Carlsberg A/S, Class B1	25,128	4,029
	Danone SA1	48,065	3,159
	Kraft Heinz Company	54,961	1,905
	Anheuser-Busch InBev SA/NV1	25,927	1,812
	ITC Ltd.1	581,859	1,667
	Kirin Holdings Company, Ltd.1	63,700	1,504
	Kimberly-Clark Corp.	10,979	1,480
	Keurig Dr Pepper Inc.	43,352	1,387
	Japan Tobacco Inc.1,4	62,300	1,270
	Reckitt Benckiser Group PLC1	14,019	1,254
	Vector Group Ltd.	102,492	1,194
	Procter & Gamble Company	4,639	645
	PepsiCo, Inc.	3,593	533
	Treasury Wine Estates Ltd.1	13,106	95
	Convenience Retail Asia Ltd.1	510,000	39
			99,112

Health care	AbbVie Inc.	195,093	20,904
8.92%	Amgen Inc.	79,926	18,377
	GlaxoSmithKline PLC1	894,600	16,392
	Gilead Sciences, Inc.	263,841	15,371
	Novartis AG1	111,820	10,561
	Merck & Co., Inc.	52,966	4,333
	AstraZeneca PLC1	36,532	3,650
	Roche Holding AG, nonvoting, non-registered shares1	7,659	2,672
	Abbott Laboratories	23,690	2,594
	Royalty Pharma PLC, Class A	33,980	1,701
	Eli Lilly and Company	5,814	982
	UnitedHealth Group Inc.	811	284

			97,821

Utilities	E.ON SE1	1,163,311	12,884
8.26%	Iberdrola, SA, non-registered shares1	883,550	12,636
	Dominion Energy, Inc.	125,783	9,459
	Enel SpA1	707,229	7,142
	Duke Energy Corp.	75,190	6,884
	DTE Energy Company	55,834	6,779
	National Grid PLC1	527,889	6,287
	SSE PLC1	182,254	3,756
	Southern Co.	56,300	3,459
	Consolidated Edison, Inc.	42,140	3,045
	Exelon Corp.	58,099	2,453
	Naturgy Energy Group, SA1	95,933	2,239
	Power Grid Corp. of India Ltd.1	707,310	1,844
	EDP - Energias de Portugal, SA1	237,733	1,498
	Endesa, SA1	54,319	1,489

100American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Public Service Enterprise Group Inc.	21,289	$ 1,241
(continued)	AES Corp.	51,108	1,201
	Infratil Ltd.1	177,514	932
	Centrica PLC1,2	1,385,547	884
	China Gas Holdings Ltd.1	218,200	870
	Power Assets Holdings Ltd.1	134,500	730
	Engie SA1,2	43,725	670
	Sempra Energy	3,323	423
	Ratch Group PCL, foreign registered1	239,000	421
	Keppel Infrastructure Trust1	1,021,236	421
	CLP Holdings Ltd.1	44,000	407
	Guangdong Investment Ltd.1	222,000	401
	NextEra Energy, Inc.	1,367	106

			90,561

Real estate	Crown Castle International Corp. REIT	124,703	19,851
5.64%	Digital Realty Trust, Inc. REIT	62,741	8,753
	Link Real Estate Investment Trust REIT1	528,018	4,811
	VICI Properties Inc. REIT	180,807	4,611
	CK Asset Holdings Ltd.1	683,000	3,513
	Gaming and Leisure Properties, Inc. REIT	82,780	3,510
	Federal Realty Investment Trust REIT	32,070	2,730
	Longfor Group Holdings Ltd.1	394,500	2,317
	TAG Immobilien AG1	70,512	2,229
	Charter Hall Group REIT1	160,868	1,826
	MGM Growth Properties LLC REIT, Class A	50,154	1,570
	American Tower Corp. REIT	4,721	1,060
	Embassy Office Parks REIT1	223,400	1,055
	Mindspace Business Parks REIT1,2	115,800	507
	Mindspace Business Parks REIT1,2,3	110,400	474
	Americold Realty Trust REIT	25,291	944
	Sun Hung Kai Properties Ltd.1	61,755	797
	China Overseas Land & Investment Ltd.1	215,000	468
	Ventas, Inc. REIT	6,719	329
	China Resources Land Ltd.1	72,000	298
	AvalonBay Communities, Inc. REIT	1,264	203

			61,856

Communication	Verizon Communications Inc.	169,518	9,959
services	BCE Inc.	186,983	7,996
5.11%	SoftBank Corp.1	573,300	7,187
	Comcast Corp., Class A	129,064	6,763
	Koninklijke KPN NV1	1,905,767	5,778
	Nippon Telegraph and Telephone Corp.1	141,600	3,631
	HKT Trust and HKT Ltd., units1	2,729,240	3,543
	Vodafone Group PLC1	1,455,807	2,396
	AT&T Inc.	59,287	1,705
	TELUS Corp.	75,253	1,490
	Indus Towers Ltd.1	362,801	1,145
	ITV PLC1,2	755,275	1,104
	HKBN Ltd.1	466,500	722
	KT Corp. (ADR)	65,529	721
	ProSiebenSat.1 Media SE1,2	38,716	651
	Omnicom Group Inc.	10,004	624
	Lumen Technologies, Inc.	39,066	381
	Zegona Communications PLC1	190,674	274
			56,070

American Funds Insurance Series	101

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Chevron Corp.	145,007	$12,246
4.55%	TC Energy Corp. (CAD denominated)	168,661	6,857
	TC Energy Corp.	50,505	2,056
	Enbridge Inc. (CAD denominated)	205,928	6,586
	Canadian Natural Resources, Ltd. (CAD denominated)	216,326	5,199
	Total SE1,4	81,796	3,528
	ConocoPhillips	73,490	2,939
	Royal Dutch Shell PLC, Class B1	150,315	2,590
	Royal Dutch Shell PLC, Class B (ADR)	8,064	271
	EOG Resources, Inc.	54,719	2,729
	BP PLC1	719,280	2,478
	Equitrans Midstream Corp.	199,833	1,606
	Gazprom PJSC (ADR)1	113,653	632
	Exxon Mobil Corp.	4,511	186

			49,903

Industrials	Raytheon Technologies Corp.	140,295	10,032
4.27%	United Parcel Service, Inc., Class B	38,043	6,406
	VINCI SA1	38,230	3,804
	Singapore Technologies Engineering Ltd1	1,141,700	3,296
	BOC Aviation Ltd.1	378,700	3,275
	Caterpillar Inc.	14,767	2,688
	Deutsche Post AG1	45,308	2,242
	Trinity Industries, Inc.	81,264	2,145
	RELX PLC1	75,368	1,854
	Cía. de Distribución Integral Logista Holdings, SA, non-registered shares1	76,271	1,479
	Stanley Black & Decker, Inc.	7,147	1,276
	Union Pacific Corp.	6,033	1,256
	BAE Systems PLC1	162,460	1,087
	ABB Ltd.1	36,607	1,024
	CCR SA, ordinary nominative	320,739	832
	ComfortDelGro Corp., Ltd.1	643,200	813
	Lockheed Martin Corp.	2,118	752
	ALD SA1	52,301	735
	Cummins Inc.	2,832	643
	Melrose Industries PLC1,2	200,791	490
	General Dynamics Corp.	2,392	356
	Honeywell International Inc.	1,235	263
	L3Harris Technologies, Inc.	655	124

			46,872

Materials	Dow Inc.	143,551	7,967
3.88%	Rio Tinto PLC1	93,848	7,022
	BHP Group PLC1	250,488	6,601
	LyondellBasell Industries NV	54,261	4,974
	Vale SA, ordinary nominative	100,331	1,689
	Vale SA, ordinary nominative (ADR)	87,319	1,464
	Fortescue Metals Group Ltd.1	138,322	2,501
	Evonik Industries AG1	74,726	2,435
	Nutrien Ltd.	30,705	1,479
	BASF SE1	18,013	1,422
	Asahi Kasei Corp.1	121,900	1,254
	Amcor PLC (CDI)1	90,984	1,081
	Celanese Corp.	6,820	886
	Nexa Resources SA4	49,159	474
	CRH PLC1	9,678	409

102American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Linde PLC	1,401	$369
(continued)	WestRock Co.	7,219	314
	Air Products and Chemicals, Inc.	704	192

			42,533

Consumer	McDonald’s Corp.	10,713	2,299
discretionary	Kering SA1	2,740	1,992
1.23%	Hasbro, Inc.	17,740	1,659
	Sands China Ltd.1	290,000	1,275
	Home Depot, Inc.	4,332	1,151
	Gree Electric Appliances, Inc. of Zhuhai, Class A1	109,338	1,038
	LVMH Moët Hennessy-Louis Vuitton SE1	1,515	946
	Taylor Wimpey PLC1,2	307,380	699
	Starbucks Corp.	5,854	626
	VF Corp.	6,812	582
	Industria de Diseño Textil, SA1	15,355	489
	YUM! Brands, Inc.	3,958	430
	Cie. Financière Richemont SA, Class A1	3,565	322
			13,508

	Total common stocks (cost: $658,866,000)		801,638
Preferred securities 0.18%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares1	29,272	1,987
technology
	Total preferred securities (cost: $1,093,000)		1,987
0.18%

Rights & warrants 0.00%

Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 20232	7,130	2
discretionary
	Total rights & warrants (cost: $0)		2
0.00%

Convertible stocks 1.26%

Utilities	Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	17,965	1,792
0.57%	NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	1,745
	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	16,000	1,605
	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	15,148	767
	American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	6,400	321

			6,230

Information	Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,746	3,906
technology

0.35%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20234	1,745	2,270
0.21%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 20224	10,100	1,130
0.10%

American Funds Insurance Series	103

Capital Income Builder (continued)

Convertible stocks (continued)			Value
		Shares	(000)

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	$301
discretionary
	Total convertible stocks (cost: $11,489,000)		13,837
0.03%
		Principal amount

Convertible bonds & notes 0.07%
		(000)

Consumer	Carnival Corp., convertible notes, 5.75% 20233	$ 110	261
discretionary	Royal Caribbean Cruises Ltd., convertible notes, 4.25% 20233	392	523
0.07%
			784

	Total convertible bonds & notes (cost: $540,000)		784
Bonds, notes & other debt instruments 20.79%

U.S. Treasury bonds & notes 9.20%

U.S. Treasury	U.S. Treasury 0.125% 2022	20,800	20,806
8.40%	U.S. Treasury 0.125% 2022	9,600	9,601
	U.S. Treasury 0.125% 2022	5,850	5,851
	U.S. Treasury 0.125% 2022	2,600	2,600
	U.S. Treasury 0.125% 2022	2,500	2,501
	U.S. Treasury 0.25% 2025	7,612	7,582
	U.S. Treasury 0.375% 2025	907	910
	U.S. Treasury 0.375% 2025	850	851
	U.S. Treasury 2.00% 20255	10,000	10,773
	U.S. Treasury 1.875% 2026	6,300	6,795
	U.S. Treasury 2.00% 20265	2,800	3,047
	U.S. Treasury 0.50% 2027	2,900	2,892
	U.S. Treasury 0.875% 2030	3,154	3,142
	U.S. Treasury 1.125% 20405	2,400	2,278
	U.S. Treasury 1.375% 20505	13,332	12,475
			92,104

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20256	4,133	4,445
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20306	2,226	2,484
securities	U.S. Treasury Inflation-Protected Security 0.25% 20505,6	1,544	1,840
0.80%
			8,769

	Total U.S. Treasury bonds & notes		100,873
Corporate bonds, notes & loans 5.98%

Health care	Abbott Laboratories 3.75% 2026	240	281
0.87%	AbbVie Inc. 2.95% 2026	369	409
	AbbVie Inc. 4.25% 2049	92	116
	Amgen Inc. 3.375% 2050	150	168
	AstraZeneca PLC 3.375% 2025	200	225
	Becton, Dickinson and Company 3.70% 2027	930	1,067
	Boston Scientific Corp. 2.65% 2030	250	268
	Centene Corp. 4.625% 2029	530	589
	Centene Corp. 3.375% 2030	179	189
	Novartis Capital Corp. 1.75% 2025	208	218
	Novartis Capital Corp. 2.00% 2027	120	128
	Partners HealthCare System, Inc. 3.192% 2049	210	232
	Pfizer Inc. 2.70% 2050	425	457
	Regeneron Pharmaceuticals, Inc. 1.75% 2030	54	53
	Regeneron Pharmaceuticals, Inc. 2.80% 2050	109	106
	Shire PLC 3.20% 2026	182	204
	Takeda Pharmaceutical Company, Ltd. 4.40% 2023	1,330	1,475
	Tenet Healthcare Corp. 7.50% 20253	325	356

104American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Teva Pharmaceutical Finance Co. BV 6.00% 2024	$ 700	$ 744
(continued)	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,375	1,324
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	268
	Thermo Fisher Scientific Inc. 4.497% 2030	95	119
	UnitedHealth Group Inc. 2.375% 2024	35	37
	UnitedHealth Group Inc. 4.45% 2048	170	235
	Upjohn Inc. 2.70% 20303	83	88
	Upjohn Inc. 3.85% 20403	32	36
	Upjohn Inc. 4.00% 20503	70	80
			9,472

Energy	Apache Corp. 4.25% 2030	385	405
0.82%	Baker Hughes, a GE Co. 4.08% 2047	37	42
	BP Capital Markets America Inc. 3.633% 2030	360	419
	BP Capital Markets America Inc. 2.772% 2050	90	89
	BP Capital Markets America Inc. 2.939% 2051	80	82
	Canadian Natural Resources Ltd. 3.85% 2027	185	208
	Canadian Natural Resources Ltd. 2.95% 2030	83	89
	Canadian Natural Resources Ltd. 4.95% 2047	91	115
	Cenovus Energy Inc. 5.40% 2047	75	88
	Cheniere Energy, Inc. 3.70% 2029	252	281
	Concho Resources Inc. 4.30% 2028	210	248
	Enbridge Energy Partners, LP 7.375% 2045	37	56
	Energy Transfer Operating, LP 5.00% 2050	361	391
	Energy Transfer Partners, LP 5.30% 2047	60	67
	Energy Transfer Partners, LP 6.00% 2048	161	192
	Energy Transfer Partners, LP 6.25% 2049	150	181
	Enterprise Products Operating LLC 3.20% 2052	24	24
	EQT Corp. 5.00% 2029	35	37
	Equinor ASA 2.375% 2030	365	391
	Exxon Mobil Corp. 2.995% 2039	200	217
	Exxon Mobil Corp. 3.452% 2051	72	82
	Kinder Morgan, Inc. 5.05% 2046	925	1,134
	MPLX LP 5.50% 2049	625	823
	ONEOK, Inc. 3.10% 2030	42	45
	ONEOK, Inc. 4.95% 2047	51	57
	ONEOK, Inc. 5.20% 2048	184	215
	ONEOK, Inc. 7.15% 2051	97	134
	Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	149
	Petrobras Global Finance Co. 5.60% 2031	150	173
	Petróleos Mexicanos 7.69% 2050	75	76
	Pioneer Natural Resources Company 1.90% 2030	163	162
	Plains All American Pipeline, LP 3.80% 2030	11	12
	Sabine Pass Liquefaction, LLC 4.50% 20303	215	255
	Shell International Finance BV 2.00% 2024	420	443
	Total Capital International 2.434% 2025	175	187
	Total Capital International 3.127% 2050	250	271
	TransCanada PipeLines Ltd. 4.10% 2030	205	242
	TransCanada PipeLines Ltd. 5.10% 2049	425	569
	Williams Companies, Inc. 3.50% 2030	216	245
	Williams Partners LP 6.30% 2040	95	126

			9,022

Financials	Allstate Corp. 3.85% 2049	170	214
0.82%	American International Group, Inc. 4.375% 2050	250	327
	AON Corp. 2.20% 2022	249	258
	Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)7	150	151
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)7	1,125	1,140
American Funds Insurance Series	105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)7	$ 540	$ 576
(continued)	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)3,7	500	589
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)7	150	154
	Goldman Sachs Group, Inc. 3.50% 2025	177	197
	Goldman Sachs Group, Inc. 2.60% 2030	400	431
	Hartford Financial Services Group, Inc. 2.80% 2029	300	326
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)7	500	532
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)7	250	289
	JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)7	120	121
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)7	475	511
	JPMorgan Chase & Co. 2.525% 2041 (USD-SOFR + 1.51% on 11/19/2040)7	75	77
	JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)7	241	268
	Lloyds Banking Group PLC 3.87% 2025
	(UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)7	390	430
	MetLife, Inc. 4.55% 2030	190	238
	Metropolitan Life Global Funding I 1.95% 20233	380	392
	Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	290	327
	Morgan Stanley 3.70% 2024	260	290
	Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)7	100	101
	Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)7	115	185
	Navient Corp. 5.00% 2027	150	152
	New York Life Global Funding 3.00% 20283	150	168
	New York Life Insurance Company 3.75% 20503	62	74
	Travelers Companies, Inc. 4.10% 2049	130	171
	Wells Fargo & Company 4.60% 2021	300	303

			8,992

Communication	Alphabet Inc. 2.05% 2050	80	76
services	AT&T Inc. 2.25% 2032	75	76
0.77%	AT&T Inc. 3.50% 2041	75	81
	AT&T Inc. 3.50% 20533	624	624
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20273	235	250
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	158	167
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20313	360	380
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20323	950	1,016
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	65	79
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	100	104
	CenturyLink, Inc. 7.50% 2024	300	340
	Comcast Corp. 3.75% 2040	138	166
	Comcast Corp. 2.80% 2051	200	208
	Discovery Communications, Inc. 4.65% 2050	139	174
	NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20493	630	643
	Sprint Corp. 11.50% 2021	1,425	1,549
	Sprint Corp. 6.875% 2028	325	429
	T-Mobile US, Inc. 3.875% 20303	625	725
	T-Mobile US, Inc. 3.00% 20413	100	104
	T-Mobile US, Inc. 3.30% 20513	186	192
	Verizon Communications Inc. 4.329% 2028	192	231
	Verizon Communications Inc. 3.875% 2029	25	30
	Verizon Communications Inc. 4.016% 2029	215	255
	Verizon Communications Inc. 1.75% 2031	98	98
	Verizon Communications Inc. 2.875% 2050	125	126
	Vodafone Group PLC 4.25% 2050	75	93
	Walt Disney Co. 4.625% 2040	120	160

			8,376

106American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	AEP Transmission Co. LLC 3.15% 2049	$ 60	$ 67
0.67%	AEP Transmission Co. LLC 3.80% 2049	45	56
	AEP Transmission Co. LLC 3.65% 2050	75	91
	American Electric Power Company, Inc. 3.65% 2021	300	309
	American Electric Power Company, Inc. 1.00% 2025	25	25
	CenterPoint Energy, Inc. 2.95% 2030	345	376
	Connecticut Light and Power Co. 3.20% 2027	445	500
	Consumers Energy Co. 3.10% 2050	159	184
	Duke Energy Florida, LLC 2.50% 2029	430	470
	Edison International 3.55% 2024	375	404
	Edison International 5.75% 2027	158	189
	Edison International 4.125% 2028	332	370
	Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)7	120	140
	Evergy Metro, Inc. 2.25% 2030	125	132
	FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)7	50	55
	FirstEnergy Corp. 2.25% 2030	162	157
	FirstEnergy Corp. 2.65% 2030	493	495
	Jersey Central Power & Light Co. 4.30% 20263	115	129
	NSTAR Electric Co. 3.95% 2030	50	61
	Pacific Gas and Electric Co. 2.95% 2026	97	103
	Pacific Gas and Electric Co. 3.75% 2028	105	115
	Pacific Gas and Electric Co. 4.65% 2028	284	325
	Pacific Gas and Electric Co. 2.50% 2031	450	451
	Pacific Gas and Electric Co. 3.30% 2040	100	100
	Pacific Gas and Electric Co. 3.50% 2050	325	324
	Public Service Company of Colorado 3.80% 2047	20	25
	San Diego Gas & Electric Co. 3.75% 2047	227	266
	San Diego Gas & Electric Co. 4.10% 2049	115	144
	Southern California Edison Co. 4.125% 2048	235	281
	Southern California Edison Co. 3.65% 2050	298	339
	Southern California Edison Co., Series C, 3.60% 2045	256	284
	Virginia Electric and Power Co. 2.45% 2050	25	25
	Xcel Energy Inc. 2.60% 2029	175	189
	Xcel Energy Inc. 3.50% 2049	145	170

			7,351

Consumer	Amazon.com, Inc. 2.50% 2050	75	78
discretionary	Amazon.com, Inc. 2.70% 2060	30	32
0.63%	Bayerische Motoren Werke AG 4.15% 20303	290	351
	Carnival Corp. 11.50% 20233	775	897
	Carnival Corp. 10.50% 20263	165	192
	Ford Motor Co. 9.625% 2030	50	71
	General Motors Company 5.95% 2049	90	122
	Home Depot, Inc. 3.35% 2050	350	417
	PetSmart, Inc. 7.125% 20233	125	125
	Royal Caribbean Cruises Ltd. 10.875% 20233	600	684
	Royal Caribbean Cruises Ltd. 11.50% 20253	1,210	1,416
	Toyota Motor Credit Corp. 2.15% 2022	505	521
	Toyota Motor Credit Corp. 2.60% 2022	856	876
	Toyota Motor Credit Corp. 3.00% 2025	1,010	1,111

			6,893

Consumer staples	Altria Group, Inc. 5.95% 2049	327	458
0.46%	Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	420	548
	British American Tobacco PLC 3.215% 2026	250	276
	British American Tobacco PLC 3.557% 2027	660	735
	British American Tobacco PLC 4.906% 2030	350	423
	British American Tobacco PLC 4.54% 2047	73	81
American Funds Insurance Series	107

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	British American Tobacco PLC 4.758% 2049	$130	$ 151
(continued)	Coca-Cola Co. 1.375% 2031	100	100
	Coca-Cola Co. 2.50% 2051	65	67
	Conagra Brands, Inc. 5.30% 2038	18	24
	Conagra Brands, Inc. 5.40% 2048	52	74
	Constellation Brands, Inc. 3.15% 2029	190	212
	Constellation Brands, Inc. 2.875% 2030	210	230
	Keurig Dr Pepper Inc. 3.20% 2030	25	28
	Keurig Dr Pepper Inc. 5.085% 2048	64	91
	Keurig Dr Pepper Inc. 3.80% 2050	51	61
	Kimberly-Clark Corp. 3.10% 2030	56	65
	Kraft Heinz Company 3.00% 2026	100	104
	Molson Coors Brewing Co. 4.20% 2046	65	75
	PepsiCo, Inc. 1.40% 2031	40	40
	PepsiCo, Inc. 3.625% 2050	240	305
	Philip Morris International Inc. 3.375% 2029	450	516
	Procter & Gamble Company 0.55% 2025	185	187
	Wal-Mart Stores, Inc. 2.85% 2024	210	227

			5,078

Industrials	Boeing Company 2.70% 2022	300	308
0.45%	Boeing Company 2.75% 2026	91	96
	Boeing Company 2.95% 2030	190	197
	Boeing Company 3.60% 2034	90	95
	Boeing Company 5.805% 2050	235	325
	Carrier Global Corp. 2.242% 2025	102	108
	Carrier Global Corp. 2.493% 2027	84	91
	Carrier Global Corp. 2.722% 2030	74	79
	CSX Corp. 4.75% 2048	50	68
	CSX Corp. 3.35% 2049	310	354
	CSX Corp. 2.50% 2051	50	50
	General Electric Co. 3.45% 2027	50	56
	General Electric Co. 4.25% 2040	75	89
	General Electric Co. 4.35% 2050	50	61
	Honeywell International Inc. 2.15% 2022	305	313
	Honeywell International Inc. 2.30% 2024	175	187
	Honeywell International Inc. 2.70% 2029	70	78
	Norfolk Southern Corp. 3.00% 2022	224	230
	Raytheon Technologies Corp. 3.125% 2050	125	138
	TransDigm Inc. 6.50% 2024	455	464
	TransDigm Inc. 8.00% 20253	230	255
	TransDigm Inc. 6.25% 20263	445	474
	Union Pacific Corp. 3.70% 2029	430	499
	Union Pacific Corp. 4.30% 2049	110	144
	Union Pacific Corp. 3.25% 2050	53	60
	Union Pacific Corp. 3.95% 2059	45	56
	Westinghouse Air Brake Technologies Corp. 4.40% 20247	39	43
			4,918

Information	Adobe Inc. 2.30% 2030	645	698
technology	Apple Inc. 0.55% 2025	125	126
0.35%	Apple Inc. 2.40% 2050	75	77
	Broadcom Inc. 5.00% 2030	420	511
	Broadcom Ltd. 3.875% 2027	370	416
	Fiserv, Inc. 3.50% 2029	870	995
	Intuit Inc. 0.95% 2025	50	51
	Lenovo Group Ltd. 5.875% 2025	400	461

108American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Microsoft Corp. 2.525% 2050	$ 227	$ 239
technology	Oracle Corp. 3.60% 2050	150	175
(continued)	ServiceNow, Inc. 1.40% 2030	130	127

			3,876

Real estate	Corporate Office Properties LP 2.25% 2026	68	71
0.07%	Equinix, Inc. 2.90% 2026	266	291
	Equinix, Inc. 1.55% 2028	25	26
	Equinix, Inc. 3.20% 2029	288	318
	Equinix, Inc. 3.00% 2050	18	18
	Equinix, Inc. 2.95% 2051	25	25
	Westfield Corp. Ltd. 3.50% 20293	54	57
			806

Materials	Anglo American Capital PLC 5.625% 20303	240	306
0.07%	Braskem SA 4.50% 20303	200	206
	Dow Chemical Co. 4.80% 2049	67	90
	LYB International Finance III, LLC 2.25% 2030	32	33
	LYB International Finance III, LLC 4.20% 2050	75	88
	LYB International Finance III, LLC 3.625% 2051	52	57

			780

	Total corporate bonds, notes & loans		65,564
Mortgage-backed obligations 5.07%

Federal agency	Fannie Mae Pool #695412 5.00% 20338	—9	—9
mortgage-backed	Fannie Mae Pool #MA4124 2.50% 20358	2,633	2,755
obligations	Fannie Mae Pool #AD3566 5.00% 20358	2	2
4.46%	Fannie Mae Pool #MA4228 1.50% 20368	2,670	2,749
	Fannie Mae Pool #AC0794 5.00% 20398	10	11
	Fannie Mae Pool #931768 5.00% 20398	2	2
	Fannie Mae Pool #AE0311 3.50% 20408	17	18
	Fannie Mae Pool #932606 5.00% 20408	5	6
	Fannie Mae Pool #AJ1873 4.00% 20418	7	8
	Fannie Mae Pool #AE1248 5.00% 20418	11	13
	Fannie Mae Pool #AE1274 5.00% 20418	9	10
	Fannie Mae Pool #AE1277 5.00% 20418	5	6
	Fannie Mae Pool #AE1283 5.00% 20418	3	4
	Fannie Mae Pool #AE1290 5.00% 20428	6	7
	Fannie Mae Pool #AL3829 3.50% 20438	64	70
	Fannie Mae Pool #AT7161 3.50% 20438	29	31
	Fannie Mae Pool #AR1512 3.50% 20438	14	15
	Fannie Mae Pool #AT0412 3.50% 20438	7	8
	Fannie Mae Pool #AT3954 3.50% 20438	4	4
	Fannie Mae Pool #AT0300 3.50% 20438	3	3
	Fannie Mae Pool #AY1829 3.50% 20448	5	6
	Fannie Mae Pool #AW8240 3.50% 20448	1	1
	Fannie Mae Pool #BE5017 3.50% 20458	36	39
	Fannie Mae Pool #BE5009 3.50% 20458	29	31
	Fannie Mae Pool #BE8740 3.50% 20478	33	36
	Fannie Mae Pool #BE8742 3.50% 20478	10	11
	Fannie Mae Pool #BH2848 3.50% 20478	5	5
	Fannie Mae Pool #BH2847 3.50% 20478	3	4
	Fannie Mae Pool #BH2846 3.50% 20478	4	4
	Fannie Mae Pool #BJ5015 4.00% 20478	79	87
	Fannie Mae Pool #BH3122 4.00% 20478	3	3
	Fannie Mae Pool #BJ4901 3.50% 20488	23	25
	Fannie Mae Pool #CA2850 4.00% 20488	91	102
American Funds Insurance Series	109

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #BK6840 4.00% 20488	$ 51	$ 55
mortgage-backed	Fannie Mae Pool #BK5232 4.00% 20488	40	45
obligations	Fannie Mae Pool #BK9743 4.00% 20488	14	15
(continued)	Fannie Mae Pool #CA2804 4.50% 20488	654	709
	Fannie Mae Pool #BK7665 4.50% 20488	336	373
	Fannie Mae Pool #BK0951 4.50% 20488	257	288
	Fannie Mae Pool #BK9761 4.50% 20488	14	15
	Fannie Mae Pool #CA4151 3.50% 20498	318	350
	Fannie Mae Pool #BJ8411 3.50% 20498	67	73
	Fannie Mae Pool #CA5540 3.00% 20508	5,289	5,632
	Freddie Mac Pool #SB8083 1.50% 20368	285	294
	Freddie Mac Pool #Q18236 3.50% 20438	29	31
	Freddie Mac Pool #Q19133 3.50% 20438	18	20
	Freddie Mac Pool #Q17696 3.50% 20438	16	18
	Freddie Mac Pool #Q15874 4.00% 20438	2	2
	Freddie Mac Pool #Q52069 3.50% 20478	48	52
	Freddie Mac Pool #Q55056 3.50% 20488	60	65
	Freddie Mac Pool #Q54709 3.50% 20488	36	39
	Freddie Mac Pool #Q54701 3.50% 20488	34	37
	Freddie Mac Pool #Q54782 3.50% 20488	30	32
	Freddie Mac Pool #Q54781 3.50% 20488	27	30
	Freddie Mac Pool #Q54700 3.50% 20488	26	29
	Freddie Mac Pool #Q55060 3.50% 20488	19	20
	Freddie Mac Pool #Q56591 3.50% 20488	18	19
	Freddie Mac Pool #Q56590 3.50% 20488	17	18
	Freddie Mac Pool #Q56589 3.50% 20488	16	17
	Freddie Mac Pool #Q54698 3.50% 20488	14	15
	Freddie Mac Pool #Q54699 3.50% 20488	13	14
	Freddie Mac Pool #Q54831 3.50% 20488	9	10
	Freddie Mac Pool #G67711 4.00% 20488	440	486
	Freddie Mac Pool #Q56599 4.00% 20488	57	63
	Freddie Mac Pool #Q56175 4.00% 20488	43	47
	Freddie Mac Pool #Q55971 4.00% 20488	38	42
	Freddie Mac Pool #Q56576 4.00% 20488	29	31
	Freddie Mac Pool #Q55970 4.00% 20488	19	21
	Freddie Mac Pool #Q58411 4.50% 20488	116	129
	Freddie Mac Pool #Q58436 4.50% 20488	52	59
	Freddie Mac Pool #Q58378 4.50% 20488	43	48
	Freddie Mac Pool #Q57242 4.50% 20488	31	34
	Freddie Mac Pool #RA1463 3.50% 20498	216	238
	Freddie Mac Pool #QA2748 3.50% 20498	29	32
	Freddie Mac Pool #SD7512 3.00% 20508	6,954	7,446
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20568	390	418
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00%
	20568,10	390	410
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00%
	20568,10	193	203
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20578,10	149	162
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20578	121	132
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20578	36	39
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 20588	1,422	1,553
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20588	1,026	1,118
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 20588	715	777
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 20588	34	37
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 20588	15	16
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 20288	1,440	1,524
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C,
	2.75% 20298	2,121	2,232
	Government National Mortgage Assn. 2.00% 20518,11	3,390	3,533
	Government National Mortgage Assn. 2.00% 20518,11	1,710	1,786

110American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Government National Mortgage Assn. 2.50% 20518,11	$2,650	$ 2,794
mortgage-backed	Government National Mortgage Assn. 3.50% 20518,11	21	22
obligations	Government National Mortgage Assn. 3.50% 20518,11	21	22
(continued)	Government National Mortgage Assn. Pool #MA5764 4.50% 20498	1,476	1,597
	Government National Mortgage Assn. Pool #MA5877 4.50% 20498	165	179
	Government National Mortgage Assn. Pool #694836 5.661% 20598	1	1
	Government National Mortgage Assn. Pool #765152 4.14% 20618	—9	—9
	Government National Mortgage Assn. Pool #766525 4.70% 20628	—9	—9
	Government National Mortgage Assn. Pool #777452 3.676% 20638	6	7
	Government National Mortgage Assn. Pool #767639 3.913% 20638	9	9
	Government National Mortgage Assn. Pool #AA1709 4.343% 20638	4	4
	Government National Mortgage Assn. Pool #725893 5.20% 20648	1	1
	Government National Mortgage Assn. Pool #AA7554 6.64% 20648	2	2
	Uniform Mortgage-Backed Security 1.50% 20368,11	1,632	1,676
	Uniform Mortgage-Backed Security 2.00% 20368,11	2,100	2,193
	Uniform Mortgage-Backed Security 3.50% 20518,11	1,775	1,879
	Uniform Mortgage-Backed Security 4.50% 20518,11	1,477	1,603
			48,998

Collateralized	Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20293,8,10	295	297
mortgage-backed	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20303,8,10	194	194
obligations (privately	Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 20603,8,10	75	76
originated)	Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 20303,8,10	592	597
0.45%	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20593,8,10	213	215
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20593,8,10	186	186
	Mello Warehouse Securitization Trust, Series 2019-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.898% 20523,8,10	1,000	1,001
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 0.996% 20533,8,10	175	175
	Mello Warehouse Securitization Trust, Series 2020-1, Class A,
	(1-month USD-LIBOR + 0.90%) 1.048% 20533,8,10	279	280
	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20293,8,10	82	83
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20293,8,10	58	58
	New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 20603,8	302	305
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20563,8,10	106	108
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20573,8,10	115	119
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20573,8,10	94	97
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20583,8,10	261	274
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20583,8,10	63	66
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20603,8	787	806
			4,937

Commercial	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.079% 20253,8,10	243	239
mortgage-backed	Hawaii Hotel Trust, Series 2019-MAUI, Class A,
securities	(1-month USD-LIBOR + 1.15%) 1.309% 20383,8,10	300	299
0.16%	MRA Issuance Trust, Series 2020-10, Class A,
	(1-month USD-LIBOR + 1.75%) 2.25% 20211,3,8,10	1,057	1,057
	Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10,
	(1-month USD-LIBOR + 3.25%) 3.398% 20493,8,10	150	141
			1,736

	Total mortgage-backed obligations		55,671
Asset-backed obligations 0.35%

	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20273,8	297	303
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20273,8	100	102
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20603,8	372	380
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20603,8	95	97
American Funds Insurance Series	111

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)					Principal amount	Value
					(000)	(000)

Asset-backed obligations (continued)

CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20603,8					$95	$97
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20603,8					95	97
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20223,8					40	40
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 20233,8					222	223
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 20233,8					96	97
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20373,8					425	428
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20453,8					678	682
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20393,8					172	173
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20603,8,10					226	231
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 20233,8					845	851
						3,801
Bonds & notes of governments & government agencies outside the U.S. 0.13%

Portuguese Republic 5.125% 2024					18	21
Qatar (State of) 4.50% 2028					200	243
Saudi Arabia (Kingdom of) 3.625% 2028					200	225
United Mexican States, Series M, 6.50% 2021					MXN15,000	760
United Mexican States 3.25% 2030					$200	216

						1,465
Municipals 0.06%

Illinois	G.O. Bonds, Pension Funding Series 2003, 5.10% 2033				225	242
0.02%

South Carolina	Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035				350	429
0.04%
Total municipals						671

Total bonds, notes & other debt instruments (cost: $218,849,000)						228,045
Short-term securities 5.28%					Shares

Money market investments 5.28%

Capital Group Central Cash Fund 0.12%12,13					567,564	56,762
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%12,14					1,184,688	1,185
Total short-term securities (cost: $57,947,000)						57,947

Total investment securities 100.66% (cost: $948,784,000)						1,104,240
Other assets less liabilities (0.66)%						(7,288)

Net assets 100.00%						$1,096,952
Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount15	12/31/202016	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures	Short	80	March 2021	$(20,000)	$(19,966)	$(13)
2 Year U.S. Treasury Note Futures	Short	8	April 2021	(1,600)	(1,768)	(1)
5 Year U.S. Treasury Note Futures	Long	83	April 2021	8,300	10,472	23
10 Year U.S. Treasury Note Futures	Long	14	March 2021	1,400	1,933	2
10 Year Ultra U.S. Treasury Note Futures	Short	38	March 2021	(3,800)	(5,942)	14

112American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts (continued)

							Unrealized
							(depreciation)
					Notional	Value at	appreciation
		Number of			amount15	12/31/202016	at 12/31/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

20 Year U.S. Treasury Bond Futures		Long	6	March 2021	$600	$ 1,039	$(10)
30 Year Ultra U.S. Treasury Bond Futures		Long	48	March 2021	4,800	10,251	(65)

							$(50)
Forward currency contracts

							Unrealized
Contract amount							appreciation
							(depreciation)

Purchases	Sales				Settlement		at 12/31/2020
(000)	(000)	Counterparty			date		(000)

MXN3,100	USD154	HSBC Bank			1/8/2021		$1
GBP1,594	USD2,151	Bank of New York Mellon			1/11/2021		29
GBP382	USD519	Goldman Sachs			1/11/2021		4
USD169	GBP127	Bank of New York Mellon			1/11/2021		(4)
USD2,663	GBP1,985	Standard Chartered Bank			1/11/2021		(52)

							$(22)
Swap contracts

Interest rate swaps						Upfront	Unrealized

					Value at	premium	appreciation
		Expiration		Notional	12/31/2020	paid	at 12/31/2020
Receive	Pay	date		(000)	(000)	(000)	(000)

U.S. EFFR	0.11%	5/18/2024		$ 6,200	$7	$—	$7
3-month USD-LIBOR	0.337%	5/18/2025		21,500	23	—	23
U.S. EFFR	0.1275%	6/25/2025		2,700	10	—	10
U.S. EFFR	0.105%	6/30/2025		2,700	13	—	13
U.S. EFFR	0.0975%	6/30/2025		1,460	8	—	8
U.S. EFFR	0.106%	6/30/2025		1,190	6	—	6
U.S. EFFR	0.10875%	7/6/2025		2,600	13	—	13
U.S. EFFR	0.105%	7/9/2025		1,300	7	—	7
U.S. EFFR	0.0995%	7/9/2025		1,300	7	—	7
U.S. EFFR	0.099%	7/10/2025		3,000	16	—	16
3-month USD-LIBOR	0.5935%	5/18/2030		7,200	187	—	187
3-month USD-LIBOR	0.807%	5/18/2050		1,800	272	—	272

						$—	$569
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
						Upfront	Unrealized
					Value at	premium	appreciation
Receive/		Expiration		Notional	12/31/2020	paid	at 12/31/2020
Payment frequency	Pay	date		(000)	(000)	(000)	(000)

5.00%/Quarterly	CDX.NA.HY.25	6/20/2025		$3,335	$309	$157	$152
American Funds Insurance Series	113
Capital Income Builder (continued)

Investments in affiliates13

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.17%
Money market investments 5.17%
Capital Group Central Cash Fund 0.12%12	$76,520	$398,466	$418,149	$52	$(127)	$56,762	$436

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $323,175,000, which represented 29.46% of the net assets of the fund. This amount includes $322,118,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,651,000, which represented 2.34% of the net assets of the fund.

4All or a portion of this security was on loan. The total value of all such securities was $5,528,000, which represented .50% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,268,000, which represented .21% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

7Step bond; coupon rate may change at a later date.

8Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

9Amount less than one thousand.

10Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

11Purchased on a TBA basis.

12Rate represents the seven-day yield at 12/31/2020.

13Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

14Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

15Notional amount is calculated based on the number of contracts and notional contract size.

16Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

EFFR = Effective Federal Funds Rate

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

114American Funds Insurance Series

Asset Allocation Fund

Investment portfolio December 31, 2020

Common stocks 65.78%			Value
		Shares	(000)

Information	Microsoft Corp.	4,891,900	$1,088,056
technology	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	660,423
16.49%	Broadcom Inc.	1,490,000	652,397
	ASML Holding NV (New York registered) (ADR)	795,900	388,177
	ASML Holding NV1	70,000	33,828
	MKS Instruments, Inc.	2,200,000	330,990
	Flex Ltd.2	14,500,000	260,710
	FleetCor Technologies, Inc.2	900,000	245,547
	Dell Technologies Inc., Class C2	3,250,000	238,193
	VeriSign, Inc.2	1,100,000	238,040
	Mastercard Inc., Class A	510,000	182,039
	Visa Inc., Class A	700,200	153,155
	RingCentral, Inc., Class A2	221,100	83,790
	PayPal Holdings, Inc.2	316,300	74,077
	Shopify Inc., Class A, subordinate voting shares2	55,800	63,163
	Intel Corp.	1,250,000	62,275
	Okta, Inc., Class A2	174,680	44,414
	NVIDIA Corp.	68,566	35,805
	MongoDB, Inc., Class A2	94,819	34,044
	Smartsheet Inc., Class A2	311,910	21,612
			4,890,735

Health care	Johnson & Johnson	3,885,000	611,421
10.70%	UnitedHealth Group Inc.	1,322,300	463,704
	Humana Inc.	865,000	354,884
	Cigna Corp.	1,275,000	265,429
	Thermo Fisher Scientific Inc.	507,000	236,150
	Abbott Laboratories	2,000,000	218,980
	Daiichi Sankyo Company, Ltd.1	3,873,900	132,799
	Vertex Pharmaceuticals Inc.2	550,000	129,987
	Merck & Co., Inc.	1,400,000	114,520
	Pfizer Inc.	3,060,000	112,639
	Gilead Sciences, Inc.	1,600,000	93,216
	Regeneron Pharmaceuticals, Inc.2	150,000	72,466
	Zoetis Inc., Class A	434,700	71,943
	IDEXX Laboratories, Inc.2	94,102	47,039
	Allakos Inc.2	293,700	41,118
	Cortexyme, Inc.2,3	1,218,038	33,837
	Centene Corp.2	562,770	33,783
	Ultragenyx Pharmaceutical Inc.2	217,400	30,095
	AbCellera Biologics Inc.2,3	625,100	25,154
	Viatris Inc.2	1,121,937	21,025
	Sarepta Therapeutics, Inc.2	115,700	19,726
	Bluebird Bio, Inc.2	378,900	16,395
	NuCana PLC (ADR)2,4	2,977,153	13,367
	Rotech Healthcare Inc.1,2,5,6	184,138	13,074
	Advanz Pharma Corp. Ltd.2,6	175,310	773
	Advanz Pharma Corp. Ltd.2	41,657	184
			3,173,708

Financials	Chubb Ltd.	2,200,000	338,624
10.36%	First Republic Bank	1,780,000	261,535
	Capital One Financial Corp.	2,000,000	197,700
	CME Group Inc., Class A	977,200	177,899
	JPMorgan Chase & Co.	1,400,000	177,898
	Bank of America Corp.	5,750,000	174,283
	Synchrony Financial	5,000,000	173,550
	The Blackstone Group Inc., Class A	2,190,950	141,995
	Sberbank of Russia PJSC (ADR)1	9,788,000	141,103
	Citigroup Inc.	2,250,000	138,735
American Funds Insurance Series	115

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Apollo Global Management, Inc., Class A	2,769,732	$ 135,661
(continued)	Aon PLC, Class A	620,000	130,987
	Arch Capital Group Ltd.2	3,234,000	116,650
	Nasdaq, Inc.	844,100	112,046
	MSCI Inc.	225,200	100,559
	Intercontinental Exchange, Inc.	840,000	96,844
	Truist Financial Corp.	1,966,000	94,230
	PNC Financial Services Group, Inc.	500,000	74,500
	Kotak Mahindra Bank Ltd.1,2	2,713,240	74,253
	RenaissanceRe Holdings Ltd.	357,000	59,198
	Ares Management Corp., Class A	1,015,403	47,775
	BlackRock, Inc.	56,000	40,406
	S&P Global Inc.	102,000	33,530
	Berkshire Hathaway Inc., Class A2	61	21,217
	Tradeweb Markets Inc., Class A	156,400	9,767
	Jonah Energy Parent LLC1,2,5	32,117	482
			3,071,427

Consumer	Amazon.com, Inc.2	134,822	439,106
discretionary	Aramark	8,000,000	307,840
6.66%	Home Depot, Inc.	1,113,000	295,635
	General Motors Company	4,100,000	170,724
	LVMH Moët Hennessy-Louis Vuitton SE1	256,896	160,516
	MercadoLibre, Inc.2	91,300	152,948
	Kontoor Brands, Inc.4	3,700,000	150,072
	VF Corp.	1,000,000	85,410
	Darden Restaurants, Inc.	627,109	74,701
	NIKE, Inc., Class B	357,000	50,505
	Restaurant Brands International Inc.	595,000	36,360
	Booking Holdings Inc.2	12,750	28,398
	XPeng Inc., Class A (ADR)2,3	517,000	22,143
			1,974,358

Consumer staples	Philip Morris International Inc.	7,543,000	624,485
5.31%	Nestlé SA1	2,700,000	317,868
	Nestlé SA (ADR)	665,000	78,337
	British American Tobacco PLC (ADR)	3,919,700	146,949
	British American Tobacco PLC1	1,060,000	39,427
	Altria Group, Inc.	3,750,000	153,750
	Mondelez International, Inc.	1,200,000	70,164
	Colgate-Palmolive Company	677,300	57,916
	Archer Daniels Midland Company	1,000,000	50,410
	Avenue Supermarts Ltd.1,2	970,539	36,704
			1,576,010

Communication	Charter Communications, Inc., Class A2	754,600	499,206
services	Facebook, Inc., Class A2	952,100	260,076
5.01%	Comcast Corp., Class A	4,278,910	224,215
	Alphabet Inc., Class C2	78,600	137,698
	Alphabet Inc., Class A2	27,616	48,401
	Netflix, Inc.2	226,700	122,583
	New York Times Co., Class A	1,450,000	75,066
	Tencent Holdings Ltd.1	965,000	70,510
	Activision Blizzard, Inc.	519,500	48,235

			1,485,990

116American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Northrop Grumman Corp.	1,211,900	$ 369,290
4.28%	Lockheed Martin Corp.	663,000	235,352
	CSX Corp.	2,038,000	184,949
	L3Harris Technologies, Inc.	791,100	149,534
	Komatsu Ltd.1	4,604,900	126,186
	Boeing Company	583,000	124,797
	Honeywell International Inc.	152,000	32,330
	Waste Management, Inc.	214,000	25,237
	Cintas Corp.	34,000	12,018
	Associated Materials Group Inc.1,2,5	1,588,250	9,974
	ACR III LSC Holdings LLC1,2,5	467	703
			1,270,370

Materials	Dow Inc.	4,800,000	266,400
3.16%	LyondellBasell Industries NV	2,368,100	217,060
	Franco-Nevada Corp.	838,620	105,149
	Rio Tinto PLC1	1,250,000	93,530
	Royal Gold, Inc.	695,000	73,920
	Nucor Corp.	1,000,000	53,190
	First Quantum Minerals Ltd.	2,775,000	49,814
	Allegheny Technologies Inc.2	2,589,437	43,425
	Barrick Gold Corp.	1,455,000	33,145

			935,633

Energy	Chevron Corp.	2,100,000	177,345
1.53%	Pioneer Natural Resources Company	800,000	91,112
	EOG Resources, Inc.	1,352,400	67,444
	Suncor Energy Inc.	4,000,000	67,091
	Rosneft Oil Company PJSC (GDR)1	3,730,353	21,035
	ConocoPhillips	335,000	13,397
	Euronav NV	750,000	6,000
	Scorpio Tankers Inc.	345,000	3,860
	Oasis Petroleum Inc.2	79,058	2,930
	Weatherford International2	289,547	1,737
	Tribune Resources, LLC1,2,5	926,514	843
	McDermott International, Inc.2	40,219	33
	Sable Permian Resources, LLC, units1,2,5	24,001,604	—7
			452,827

Real estate	Crown Castle International Corp. REIT	1,032,335	164,337
1.28%	American Tower Corp. REIT	328,100	73,645
	VICI Properties Inc. REIT	2,805,000	71,528
	Alexandria Real Estate Equities, Inc. REIT	399,000	71,110

			380,620

Utilities	Enel SpA1	24,000,000	242,361
1.00%	DTE Energy Company	226,000	27,439
	Xcel Energy Inc.	400,000	26,668

			296,468

	Total common stocks (cost: $11,273,725,000)		19,508,146

American Funds Insurance Series	117

Asset Allocation Fund (continued)

Rights & warrants 0.00%			Value
		Shares	(000)

Energy	Tribune Resources, LLC, Class A, warrants, expire 20231,2,5	311,755	$—7
0.00%	Tribune Resources, LLC, Class B, warrants, expire 20231,2,5	242,476	—7
	Tribune Resources, LLC, Class C, warrants, expire 20231,2,5	227,540	—7

	Total rights & warrants (cost: $47,000)		—7
Convertible stocks 0.50%

Information	Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	85,348
technology

0.29%

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 20238	37,778	45,378
0.15%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20233	13,300	17,304
0.06%
	Total convertible stocks (cost: $110,591,000)		148,030

Bonds, notes & other debt instruments 30.11%		Principal amount

		(000)

Corporate bonds, notes & loans 12.99%

Financials	ACE INA Holdings Inc. 2.875% 2022	$ 3,880	4,047
2.27%	ACE INA Holdings Inc. 3.35% 2026	1,380	1,556
	ACE INA Holdings Inc. 4.35% 2045	800	1,085
	Advisor Group Holdings, LLC 6.25% 20288	2,445	2,479
	AG Merger Sub II, Inc. 10.75% 20278	2,484	2,752
	Allstate Corp. 3.85% 2049	950	1,194
	Ally Financial Inc. 8.00% 2031	3,000	4,274
	American International Group, Inc. 2.50% 2025	15,800	16,992
	American International Group, Inc. 4.20% 2028	565	671
	American International Group, Inc. 3.40% 2030	4,540	5,203
	American International Group, Inc. 4.375% 2050	1,770	2,318
	AON Corp. 2.20% 2022	2,236	2,312
	Banco Santander, SA 2.749% 2030	5,400	5,578
	Bangkok Bank PCL 3.733% 2034
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)9	1,278	1,333
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)9	6,000	6,413
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)9	2,500	2,534
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)9	2,345	2,653
	Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)9	42,674	43,128
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)9	11,065	11,215
	Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)9	750	783
	Bank of Nova Scotia 1.625% 2023	5,000	5,145
	BB&T Corp. 2.625% 2022	2,500	2,557
	BB&T Corp. 2.75% 2022	762	784
	Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,679
	Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,495
	Berkshire Hathaway Inc. 2.20% 2021	500	501
	Berkshire Hathaway Inc. 2.75% 2023	1,615	1,696
	Berkshire Hathaway Inc. 3.125% 2026	500	559
	BNP Paribas 3.375% 20258	3,225	3,538
	Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)9	9,000	9,146
	Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)9	3,254	3,585
	Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)9	5,575	5,944
	CME Group Inc. 3.75% 2028	3,425	4,059
	Commonwealth Bank of Australia 3.35% 2024	1,225	1,342
	Commonwealth Bank of Australia 3.35% 20248	1,000	1,096
	Compass Diversified Holdings 8.00% 20268	3,245	3,419

118American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Crédit Agricole SA 4.375% 20258	$ 850	$ 955
(continued)	Credit Suisse AG (New York Branch) 2.95% 2025	2,700	2,963
	Credit Suisse Group AG 3.80% 2023	1,625	1,751
	Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)8,9	800	907
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)8,9	11,625	13,683
	Danske Bank AS 2.70% 20228	1,000	1,025
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)9	5,800	5,935
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)9	4,050	4,401
	DNB Bank ASA 2.375% 20218	2,000	2,018
	Ford Motor Credit Co. 3.375% 2025	5,750	5,896
	FS Energy and Power Fund 7.50% 20238	2,995	2,883
	Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)9	11,150	11,275
	Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)9	2,000	2,307
	Goldman Sachs Group, Inc. 3.814% 2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)9	390	452
	Goldman Sachs Group, Inc. 2.60% 2030	7,000	7,538
	Groupe BPCE SA 2.75% 20238	600	628
	Groupe BPCE SA 5.70% 20238	3,460	3,918
	Groupe BPCE SA 5.15% 20248	2,500	2,849
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)8,9	6,375	6,530
	Hartford Financial Services Group, Inc. 2.80% 2029	3,480	3,786
	Hartford Financial Services Group, Inc. 3.60% 2049	1,000	1,175
	HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)9	1,500	1,551
	HSBC Holdings PLC 4.25% 2024	3,000	3,312
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)9	625	665
	HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)9	6,000	6,240
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)9	4,675	5,532
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)9	9,675	11,191
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)9	12,025	12,439
	Icahn Enterprises Finance Corp. 6.25% 2022	5,675	5,702
	Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,273
	Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,643
	Intercontinental Exchange, Inc. 3.00% 2060	2,380	2,499
	Intesa Sanpaolo SpA 3.375% 20238	750	786
	Intesa Sanpaolo SpA 3.25% 20248	750	802
	Intesa Sanpaolo SpA 5.017% 20248	1,730	1,893
	Intesa Sanpaolo SpA 3.875% 20278	300	330
	JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)9	4,725	5,066
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)9	3,955	4,001
	JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)9	5,000	5,053
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)9	7,325	7,879
	JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)9	3,236	3,603
	JPMorgan Chase & Co., Series Z, junior subordinated, 4.014%
	(3-month USD-LIBOR + 3.80% on 2/1/2021)9	500	498
	Kasikornbank PC HK 3.343% 2031
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.70% on 10/2/2026)9	1,222	1,257
	Ladder Capital Corp. 5.25% 20228	475	478
	Ladder Capital Corp. 4.25% 20278	3,157	3,110
	Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)9	750	784
	Lloyds Banking Group PLC 4.05% 2023	2,000	2,187
	Lloyds Banking Group PLC 3.87% 2025
	(UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)9	6,340	6,998
	Lloyds Banking Group PLC 4.45% 2025	800	918
	Lloyds Banking Group PLC 4.375% 2028	2,150	2,559
	LPL Financial Holdings Inc. 4.625% 20278	2,200	2,284
	Marsh & McLennan Companies, Inc. 3.875% 2024	820	905
	Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,076
	Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,233
	MetLife, Inc. 4.55% 2030	3,770	4,715
	Metropolitan Life Global Funding I 1.95% 20218	1,250	1,265
	Metropolitan Life Global Funding I 1.95% 20238	7,800	8,050
American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Metropolitan Life Global Funding I 0.95% 20258	$18,767	$19,024
(continued)	MGIC Investment Corp. 5.25% 2028	1,175	1,259
	Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	1,610	1,665
	Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,727
	Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,000	5,636
	Morgan Stanley 2.50% 2021	3,000	3,019
	Morgan Stanley 3.70% 2024	2,410	2,684
	Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)9	300	323
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)9	18,706	18,853
	Morgan Stanley 3.125% 2026	325	364
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)9	6,000	6,518
	Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)9	3,000	3,020
	Navient Corp. 6.50% 2022	3,675	3,898
	Navient Corp. 5.50% 2023	10,165	10,654
	Navient Corp. 7.25% 2023	725	796
	Navient Corp. 5.875% 2024	1,005	1,070
	Navient Corp. 6.125% 2024	8,030	8,597
	New York Life Global Funding 1.70% 20218	1,125	1,136
	New York Life Global Funding 2.30% 20228	250	257
	New York Life Global Funding 0.95% 20258	8,537	8,658
	New York Life Global Funding 2.35% 20268	890	951
	New York Life Global Funding 1.20% 20308	3,528	3,424
	New York Life Insurance Company 3.75% 20508	527	631
	Owl Rock Capital Corp. 4.625% 20248	2,305	2,363
	Owl Rock Capital Corp. 3.75% 2025	2,874	2,985
	Owl Rock Capital Corp. 4.00% 2025	102	107
	Owl Rock Capital Corp. 3.375% 2026	1,290	1,308
	PNC Bank 2.55% 2021	4,000	4,079
	PNC Financial Services Group, Inc. 2.854% 20229	1,445	1,513
	PNC Financial Services Group, Inc. 3.50% 2024	3,850	4,198
	PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,217
	PNC Financial Services Group, Inc. 2.55% 2030	2,000	2,192
	Power Financial Corp Ltd. 5.25% 2028	383	442
	Power Financial Corp Ltd. 6.15% 2028	350	427
	Power Financial Corp Ltd. 4.50% 2029	554	611
	Power Financial Corp Ltd. 3.95% 2030	1,213	1,298
	Progressive Corp. 3.20% 2030	1,380	1,592
	Prudential Financial, Inc. 3.878% 2028	500	588
	Prudential Financial, Inc. 4.35% 2050	7,000	9,196
	Quicken Loans, LLC 3.625% 20298	1,505	1,538
	Rabobank Nederland 2.75% 2022	2,250	2,307
	Rabobank Nederland 4.375% 2025	4,500	5,138
	Royal Bank of Canada 3.20% 2021	12,000	12,115
	Royal Bank of Canada 1.15% 2025	11,711	11,972
	Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,694
	Skandinaviska Enskilda Banken AB 2.625% 2021	250	251
	Skandinaviska Enskilda Banken AB 2.80% 2022	700	721
	Springleaf Finance Corp. 6.125% 2024	5,825	6,371
	Starwood Property Trust, Inc. 5.00% 2021	6,625	6,753
	Starwood Property Trust, Inc. 5.50% 20238	1,160	1,214
	Swiss Re Finance (Luxembourg) SA 5.00% 2049
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)8,9	2,800	3,271
	Toronto-Dominion Bank 2.65% 2024	625	670
	Toronto-Dominion Bank 0.75% 2025	5,375	5,398
	Toronto-Dominion Bank 1.15% 2025	12,000	12,259
	Travelers Companies, Inc. 4.00% 2047	860	1,116
	Travelers Companies, Inc. 4.10% 2049	910	1,199
	Travelers Companies, Inc. 2.55% 2050	172	181
	Travelport Finance Luxembourg SARL, Term Loan,
	(3-month USD-LIBOR + 8.00%) 1.06% 2025 (72.22% PIK)10,11,12	1,460	1,445

120American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Travelport Finance Luxembourg SARL, Term Loan,
(continued)	(3-month USD-LIBOR + 5.00%) 5.254% 202610,12	$ 1,795	$ 1,244
	U.S. Bancorp 2.625% 2022	1,805	1,847
	U.S. Bancorp 2.40% 2024	2,000	2,133
	U.S. Bancorp 3.70% 2024	5,000	5,486
	U.S. Bancorp 2.375% 2026	4,000	4,339
	UBS Group AG 4.125% 20258	2,750	3,152
	UBS Group AG 1.364% 2027
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)8,9	2,925	2,959
	UniCredit SpA 3.75% 20228	5,725	5,934
	UniCredit SpA 6.572% 20228	475	501
	UniCredit SpA 4.625% 20278	625	712
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)8,9	1,200	1,353
	Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)9	8,000	8,416
	Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)9	1,988	2,205
	Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)9	217	246
	Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)9	2,904	3,169
	Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)9	12,846	13,604
	Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)9	3,076	3,351
	Westpac Banking Corp. 2.75% 2023	1,750	1,840
	Westpac Banking Corp. 2.894% 2030
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)9	8,500	8,914
	Westpac Banking Corp. 2.668% 2035
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.75% on 11/15/2030)9	3,325	3,429
	Westpac Banking Corp. 2.963% 2040	1,500	1,597

			674,041

Utilities	AEP Transmission Co. LLC 3.75% 2047	2,390	2,915
1.54%	AEP Transmission Co. LLC 4.25% 2048	1,524	2,015
	AEP Transmission Co. LLC 3.65% 2050	550	669
	Ameren Corp. 2.50% 2024	969	1,034
	Ameren Corp. 3.50% 2031	4,829	5,560
	Ameren Corp. 4.50% 2049	425	579
	American Electric Power Company, Inc. 2.95% 2022	3,020	3,155
	American Electric Power Company, Inc. 1.00% 2025	625	633
	American Electric Power Company, Inc. 2.30% 2030	4,500	4,706
	CenterPoint Energy, Inc. 2.50% 2022	900	931
	CenterPoint Energy, Inc. 3.85% 2024	3,275	3,585
	CenterPoint Energy, Inc. 2.95% 2030	1,350	1,471
	CenterPoint Energy, Inc. 3.70% 2049	2,775	3,202
	CenterPoint Energy, Inc. 2.90% 2050	350	380
	CMS Energy Corp. 3.00% 2026	1,004	1,108
	CMS Energy Corp. 3.45% 2027	1,850	2,093
	Comisión Federal de Electricidad 4.75% 20278	645	734
	Commonwealth Edison Co. 4.35% 2045	1,585	2,070
	Commonwealth Edison Co. 4.00% 2048	2,600	3,293
	Connecticut Light and Power Co. 0.75% 2025	825	835
	Connecticut Light and Power Co. 3.20% 2027	1,525	1,713
	Consolidated Edison Co. of New York, Inc. 4.50% 2058	6,100	8,064
	Consumers Energy Co. 3.25% 2046	507	580
	Consumers Energy Co. 4.05% 2048	3,017	3,954
	Consumers Energy Co. 3.10% 2050	1,730	2,004
	Consumers Energy Co. 3.75% 2050	1,193	1,500
	Dominion Resources, Inc. 2.00% 2021	665	671
	Dominion Resources, Inc. 2.75% 2022	800	818
	Dominion Resources, Inc. 3.30% 2025	1,164	1,283
	Dominion Resources, Inc. 2.85% 2026	750	827
	Dominion Resources, Inc., junior subordinated, 3.071% 20249	1,775	1,917
	DPL Inc. 4.125% 20258	1,160	1,254
American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	DTE Energy Co. 3.95% 2049	$ 1,800	$ 2,337
(continued)	Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,491
	Duke Energy Corp. 0.90% 2025	800	802
	Duke Energy Florida, LLC 3.20% 2027	1,445	1,615
	Duke Energy Florida, LLC 1.75% 2030	5,000	5,116
	Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,387
	Duke Energy Ohio, Inc. 2.125% 2030	850	891
	Duke Energy Progress Inc. 3.70% 2046	750	907
	Duke Energy Progress, LLC 2.50% 2050	1,459	1,471
	Edison International 3.55% 2024	4,763	5,133
	Edison International 4.95% 2025	250	286
	Edison International 5.75% 2027	5,436	6,512
	Edison International 4.125% 2028	5,904	6,584
	EDP Finance BV 3.625% 20248	4,100	4,478
	Electricité de France SA 4.75% 20358	1,250	1,558
	Electricité de France SA 4.875% 20388	2,750	3,434
	Electricité de France SA 5.60% 2040	525	705
	Emera US Finance LP 3.55% 2026	320	360
	Enersis Américas SA 4.00% 2026	245	275
	Entergy Corp. 2.95% 2026	872	962
	Entergy Corp. 3.12% 2027	3,000	3,346
	Entergy Corp. 1.60% 2030	875	885
	Entergy Corp. 2.80% 2030	4,700	5,081
	Entergy Corp. 3.75% 2050	850	987
	Entergy Louisiana, LLC 4.20% 2048	4,200	5,475
	Entergy Texas, Inc. 1.75% 2031	5,575	5,597
	Evergy Metro, Inc. 2.25% 2030	1,320	1,399
	Eversource Energy 3.80% 2023	2,730	2,991
	Exelon Corp. 3.40% 2026	100	113
	Exelon Corp. 4.70% 2050	500	666
	Exelon Corp., junior subordinated, 3.497% 20229	1,075	1,118
	FirstEnergy Corp. 1.60% 2026	4,160	4,070
	FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)9	6,708	7,400
	FirstEnergy Corp. 2.25% 2030	25,443	24,629
	FirstEnergy Corp. 2.65% 2030	11,581	11,630
	FirstEnergy Corp. 3.40% 2050	9,400	9,037
	Florida Power & Light Co. 3.15% 2049	1,975	2,276
	Gulf Power Co. 3.30% 2027	4,500	5,075
	Interstate Power and Light Co. 2.30% 2030	825	874
	Jersey Central Power & Light Co. 4.30% 20268	1,790	2,004
	MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,244
	Mississippi Power Co. 3.95% 2028	2,814	3,283
	National Grid PLC 3.15% 20278	275	306
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	641	699
	Northern States Power Co. 4.125% 2044	6,000	7,781
	Northern States Power Co. 2.60% 2051	147	156
	Oncor Electric Delivery Company LLC 2.75% 2024	1,525	1,636
	Oncor Electric Delivery Company LLC 0.55% 20258	1,625	1,624
	Pacific Gas and Electric Co. 1.75% 2022	1,575	1,580
	Pacific Gas and Electric Co. 4.25% 2023	3,445	3,701
	Pacific Gas and Electric Co. 3.40% 2024	1,385	1,476
	Pacific Gas and Electric Co. 2.95% 2026	7,825	8,282
	Pacific Gas and Electric Co. 3.15% 2026	6,925	7,385
	Pacific Gas and Electric Co. 2.10% 2027	14,885	15,127
	Pacific Gas and Electric Co. 3.30% 2027	5,118	5,484
	Pacific Gas and Electric Co. 3.30% 2027	4,775	5,104
	Pacific Gas and Electric Co. 3.75% 2028	500	547
	Pacific Gas and Electric Co. 4.65% 2028	5,449	6,229
	Pacific Gas and Electric Co. 2.50% 2031	21,246	21,300
	Pacific Gas and Electric Co. 3.30% 2040	375	375
	Pacific Gas and Electric Co. 3.75% 2042	1,505	1,517

122American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Pacific Gas and Electric Co. 3.50% 2050	$5,012	$ 4,993
(continued)	PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,695	6,210
	PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	7,072
	Peco Energy Co. 2.80% 2050	975	1,038
	PG&E Corp. 5.00% 2028	3,850	4,105
	Public Service Company of Colorado 2.25% 2022	2,000	2,048
	Public Service Company of Colorado 1.90% 2031	2,500	2,612
	Public Service Company of Colorado 3.80% 2047	1,720	2,132
	Public Service Electric and Gas Co. 3.65% 2028	1,700	1,975
	Public Service Electric and Gas Co. 3.20% 2029	2,333	2,663
	Public Service Electric and Gas Co. 2.45% 2030	679	738
	Public Service Electric and Gas Co. 3.60% 2047	548	661
	Public Service Electric and Gas Co. 2.05% 2050	1,840	1,731
	Public Service Electric and Gas Co. 3.15% 2050	4,150	4,740
	Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,981
	Public Service Enterprise Group Inc. 2.25% 2026	345	373
	Public Service Enterprise Group Inc. 1.60% 2030	4,375	4,320
	Puget Energy, Inc. 6.00% 2021	1,823	1,887
	Puget Energy, Inc. 5.625% 2022	1,965	2,081
	Puget Sound Energy, Inc. 3.25% 2049	3,000	3,339
	San Diego Gas & Electric Co. 1.70% 2030	851	861
	San Diego Gas & Electric Co. 6.125% 2037	1,450	1,998
	San Diego Gas & Electric Co. 4.50% 2040	750	956
	San Diego Gas & Electric Co. 3.75% 2047	331	388
	San Diego Gas & Electric Co. 4.10% 2049	1,607	2,008
	San Diego Gas & Electric Co. 3.32% 2050	500	570
	Southern California Edison Co. 2.90% 2021	8,000	8,033
	Southern California Edison Co. 3.70% 2025	611	686
	Southern California Edison Co. 3.65% 2028	821	922
	Southern California Edison Co. 2.85% 2029	5,450	5,949
	Southern California Edison Co. 2.25% 2030	7,642	7,965
	Southern California Edison Co. 6.00% 2034	2,500	3,482
	Southern California Edison Co. 5.35% 2035	3,000	4,075
	Southern California Edison Co. 5.75% 2035	675	933
	Southern California Edison Co. 4.00% 2047	1,406	1,652
	Southern California Edison Co. 4.125% 2048	2,902	3,468
	Southern California Edison Co. 4.875% 2049	3,745	4,946
	Southern California Edison Co. 3.65% 2050	1,030	1,171
	Southern California Edison Co., Series C, 3.60% 2045	3,840	4,261
	Southern California Gas Company 2.55% 2030	4,650	5,047
	Talen Energy Corp. 10.50% 20268	885	789
	Talen Energy Corp. 7.25% 20278	4,130	4,405
	Talen Energy Supply, LLC 7.625% 20288	1,575	1,700
	Union Electric Co. 2.625% 2051	5,625	5,896
	Virginia Electric and Power Co. 3.80% 2028	2,000	2,343
	Virginia Electric and Power Co. 4.00% 2043	969	1,220
	Virginia Electric and Power Co. 4.60% 2048	2,650	3,723
	Virginia Electric and Power Co. 2.45% 2050	1,825	1,835
	Xcel Energy Inc. 3.35% 2026	5,000	5,646
	Xcel Energy Inc. 2.60% 2029	4,758	5,155
	Xcel Energy Inc. 3.40% 2030	1,000	1,151
	Xcel Energy Inc. 6.50% 2036	2,000	3,011
	Xcel Energy Inc. 3.50% 2049	1,276	1,496

			456,786

Energy	American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 20248,13	2,935	22
1.53%	Antero Resources Corp. 7.875% 20268	207	214
	Apache Corp. 4.875% 2027	2,150	2,282
	Apache Corp. 4.375% 2028	2,580	2,690
American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Baker Hughes, a GE Co. 4.486% 2030	$ 1,596	$ 1,919
(continued)	Baker Hughes, a GE Co. 4.08% 2047	571	645
	BP Capital Markets America Inc. 1.749% 2030	2,024	2,032
	BP Capital Markets America Inc. 3.633% 2030	1,190	1,385
	BP Capital Markets America Inc. 2.772% 2050	7,552	7,472
	BP Capital Markets America Inc. 2.939% 2051	1,260	1,287
	Canadian Natural Resources Ltd. 2.95% 2023	1,935	2,024
	Canadian Natural Resources Ltd. 2.05% 2025	5,814	6,104
	Canadian Natural Resources Ltd. 3.85% 2027	4,448	4,996
	Canadian Natural Resources Ltd. 2.95% 2030	10,682	11,439
	Canadian Natural Resources Ltd. 4.95% 2047	1,559	1,980
	Cenovus Energy Inc. 3.80% 2023	3,970	4,125
	Cenovus Energy Inc. 4.25% 2027	5,690	6,216
	Cenovus Energy Inc. 6.75% 2039	400	529
	Cheniere Energy Partners, LP 5.625% 2026	2,475	2,584
	Cheniere Energy, Inc. 4.625% 20288	4,595	4,831
	Cheniere Energy, Inc. 3.70% 2029	5,977	6,663
	Chesapeake Energy Corp. 4.875% 202213	7,225	361
	Chesapeake Energy Corp. 11.50% 20258,13	5,122	904
	Chesapeake Energy Corp., Term Loan,
	(3-month USD-LIBOR + 8.00%) 8.223% 202410,12,13	6,132	5,028
	Chevron Corp. 1.995% 2027	2,631	2,791
	Chevron Corp. 2.236% 2030	1,862	1,994
	Chevron Corp. 2.978% 2040	268	297
	Chevron Corp. 3.078% 2050	301	335
	Chevron USA Inc. 0.687% 2025	3,135	3,154
	Chevron USA Inc. 1.018% 2027	7,311	7,309
	CNX Resources Corp. 7.25% 20278	1,725	1,848
	CNX Resources Corp. 6.00% 20298	425	436
	Comstock Resources, Inc. 9.75% 2026	1,266	1,360
	Concho Resources Inc. 4.30% 2028	9,615	11,370
	Concho Resources Inc. 2.40% 2031	963	1,010
	Concho Resources Inc. 4.85% 2048	750	1,010
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)8,11	1,084	309
	Continental Resources Inc. 5.75% 20318	1,430	1,590
	DCP Midstream Operating LP 4.95% 2022	3,145	3,250
	Diamond Offshore Drilling, Inc. 4.875% 204313	5,610	711
	Enbridge Energy Partners, LP 5.875% 2025	3,200	3,915
	Enbridge Energy Partners, LP 7.375% 2045	544	831
	Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,841
	Enbridge Inc. 4.00% 2023	1,678	1,827
	Enbridge Inc. 2.50% 2025	1,700	1,822
	Enbridge Inc. 3.70% 2027	162	185
	Energy Transfer Operating, LP 2.90% 2025	1,601	1,695
	Energy Transfer Operating, LP 3.75% 2030	1,361	1,469
	Energy Transfer Operating, LP 5.00% 2050	23,216	25,161
	Energy Transfer Partners, LP 4.50% 2024	1,210	1,325
	Energy Transfer Partners, LP 4.75% 2026	2,494	2,823
	Energy Transfer Partners, LP 5.25% 2029	5,757	6,723
	Energy Transfer Partners, LP 6.00% 2048	774	921
	Energy Transfer Partners, LP 6.25% 2049	6,257	7,569
	Enterprise Products Operating LLC 2.80% 2030	942	1,022
	Enterprise Products Operating LLC 4.90% 2046	500	637
	Enterprise Products Operating LLC 3.20% 2052	1,954	1,993
	EQM Midstream Partners, LP 4.125% 2026	686	692
	EQM Midstream Partners, LP 6.50% 20278	2,690	3,033
	EQM Midstream Partners, LP 5.50% 2028	2,588	2,834
	EQT Corp. 7.875% 2025	1,295	1,477
	EQT Corp. 3.90% 2027	450	448
	EQT Corp. 5.00% 2029	340	359
	EQT Corp. 8.75% 2030	1,110	1,358

124American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Equinor ASA 1.75% 2026	$ 4,064	$ 4,270
(continued)	Equinor ASA 3.625% 2028	3,685	4,295
	Equinor ASA 3.25% 2049	5,320	5,912
	Extraction Oil & Gas, Inc. 5.625% 20268,13	4,125	757
	Exxon Mobil Corp. 2.222% 2021	3,070	3,074
	Exxon Mobil Corp. 2.019% 2024	643	677
	Exxon Mobil Corp. 2.992% 2025	2,000	2,190
	Exxon Mobil Corp. 2.44% 2029	1,963	2,133
	Exxon Mobil Corp. 3.452% 2051	596	681
	Genesis Energy, LP 5.625% 2024	575	560
	Genesis Energy, LP 6.50% 2025	3,572	3,480
	Genesis Energy, LP 8.00% 2027	595	594
	Halliburton Company 3.80% 2025	16	18
	Harvest Midstream I, LP 7.50% 20288	850	906
	Hess Midstream Partners LP 5.125% 20288	2,155	2,255
	Hilcorp Energy I, LP 5.75% 20258	2,575	2,613
	Kinder Morgan, Inc. 4.30% 2028	4,359	5,116
	Kinder Morgan, Inc. 2.00% 2031	3,000	3,034
	Kinder Morgan, Inc. 3.25% 2050	1,338	1,347
	Marathon Oil Corp. 4.40% 2027	1,005	1,117
	MPLX LP 1.75% 2026	1,756	1,818
	MPLX LP 4.125% 2027	500	577
	MPLX LP 4.80% 2029	1,724	2,084
	MPLX LP 2.65% 2030	8,266	8,672
	MPLX LP 4.50% 2038	750	858
	MPLX LP 4.70% 2048	2,500	2,970
	MPLX LP 5.50% 2049	6,393	8,419
	New Fortress Energy Inc. 6.75% 20258	17	18
	NGL Energy Partners LP 7.50% 2023	1,610	1,143
	NGL Energy Partners LP 6.125% 2025	8,322	5,295
	Occidental Petroleum Corp. 4.85% 2021	2,751	2,763
	Occidental Petroleum Corp. 2.90% 2024	2,698	2,601
	Occidental Petroleum Corp. 5.50% 2025	1,640	1,713
	Occidental Petroleum Corp. 6.375% 2028	1,855	1,965
	ONEOK, Inc. 2.20% 2025	527	550
	ONEOK, Inc. 5.85% 2026	16,837	20,185
	ONEOK, Inc. 3.10% 2030	2,141	2,283
	ONEOK, Inc. 6.35% 2031	1,601	2,056
	ONEOK, Inc. 5.20% 2048	298	348
	ONEOK, Inc. 4.50% 2050	873	918
	ONEOK, Inc. 7.15% 2051	812	1,125
	Ovintiv Inc. 6.50% 2034	1,825	2,114
	Parsley Energy, Inc. 5.25% 20258	403	421
	Peabody Energy Corp. 6.00% 20228	2,750	2,013
	Petrobras Global Finance Co. 6.75% 2050	2,240	2,786
	Petróleos Mexicanos 6.875% 20258	5,700	6,255
	Petróleos Mexicanos 5.35% 2028	1,870	1,848
	Phillips 66 3.90% 2028	2,107	2,432
	Phillips 66 2.15% 2030	1,541	1,567
	Phillips 66 Partners LP 3.55% 2026	160	175
	Phillips 66 Partners LP 4.68% 2045	400	434
	Phillips 66 Partners LP 4.90% 2046	275	308
	Pioneer Natural Resources Company 1.90% 2030	2,564	2,542
	Plains All American Pipeline, LP 3.80% 2030	830	893
	Rattler Midstream Partners LP 5.625% 20258	355	376
	Rockies Express Pipeline LLC 4.95% 20298	2,689	2,802
	Sabine Pass Liquefaction, LLC 5.875% 2026	923	1,117
	Sabine Pass Liquefaction, LLC 4.20% 2028	1,307	1,501
	Sabine Pass Liquefaction, LLC 4.50% 20308	11,548	13,696
	Saudi Arabian Oil Co. 1.25% 20238	250	253
	Saudi Arabian Oil Co. 1.625% 20258	1,160	1,189
American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Saudi Arabian Oil Co. 2.25% 20308	$ 1,800	$ 1,834
(continued)	Schlumberger BV 3.75% 20248	495	540
	Schlumberger BV 4.00% 20258	70	80
	Shell International Finance BV 3.875% 2028	2,787	3,302
	Shell International Finance BV 2.75% 2030	5,000	5,520
	Shell International Finance BV 3.25% 2050	907	1,029
	Southwestern Energy Co. 6.45% 20259	1,760	1,829
	Southwestern Energy Co. 7.50% 2026	335	352
	Southwestern Energy Co. 8.375% 2028	395	429
	Statoil ASA 2.75% 2021	1,925	1,964
	Statoil ASA 3.25% 2024	2,850	3,143
	Statoil ASA 4.25% 2041	2,000	2,515
	Suncor Energy Inc. 3.10% 2025	3,687	4,042
	Sunoco Logistics Operating Partners, LP 5.40% 2047	650	733
	Tallgrass Energy Partners, LP 7.50% 20258	550	595
	Targa Resources Partners LP 5.875% 2026	1,350	1,434
	Targa Resources Partners LP 5.50% 2030	2,260	2,456
	Targa Resources Partners LP 4.875% 20318	1,065	1,157
	Teekay Corp. 9.25% 20228	4,825	4,934
	Teekay Offshore Partners LP 8.50% 20238	3,550	3,026
	Total Capital International 3.127% 2050	808	877
	Total SE 2.986% 2041	11,607	12,705
	TransCanada PipeLines Ltd. 4.25% 2028	1,090	1,288
	TransCanada PipeLines Ltd. 4.10% 2030	7,951	9,400
	TransCanada PipeLines Ltd. 4.75% 2038	3,000	3,754
	TransCanada PipeLines Ltd. 4.875% 2048	700	905
	Valero Energy Corp. 4.00% 2029	4,000	4,501
	Vine Oil & Gas LP 8.75% 20238	2,500	2,000
	Weatherford International PLC 8.75% 20248	3,571	3,584
	Weatherford International PLC 11.00% 20248	9,918	7,761
	Western Gas Partners LP 4.50% 2028	4,450	4,628
	Williams Companies, Inc. 3.50% 2030	10,474	11,871
	Williams Partners LP 4.30% 2024	85	94
	Woodside Finance Ltd. 4.60% 20218	1,965	1,973
			453,833

Health care	Abbott Laboratories 3.40% 2023	185	201
1.51%	Abbott Laboratories 3.75% 2026	5,012	5,874
	Abbott Laboratories 4.75% 2036	460	634
	Abbott Laboratories 4.90% 2046	500	740
	AbbVie Inc. 2.60% 2024	3,000	3,218
	AbbVie Inc. 3.60% 2025	10,000	11,150
	AbbVie Inc. 3.80% 2025	206	230
	AbbVie Inc. 2.95% 2026	1,445	1,600
	Amgen Inc. 2.20% 2027	2,429	2,605
	Anthem, Inc. 2.375% 2025	818	875
	AstraZeneca PLC 2.375% 2022	4,072	4,186
	AstraZeneca PLC 3.375% 2025	13,790	15,515
	AstraZeneca PLC 0.70% 2026	8,935	8,892
	AstraZeneca PLC 1.375% 2030	2,000	1,981
	Bausch Health Companies Inc. 5.00% 20288	1,735	1,790
	Bausch Health Companies Inc. 5.25% 20318	1,610	1,685
	Bayer US Finance II LLC 3.875% 20238	1,685	1,837
	Bayer US Finance II LLC 4.25% 20258	425	486
	Bayer US Finance II LLC 4.375% 20288	312	367
	Bayer US Finance II LLC 4.20% 20348	460	510
	Becton, Dickinson and Company 2.894% 2022	9,020	9,325
	Becton, Dickinson and Company 3.363% 2024	647	703
	Becton, Dickinson and Company 3.70% 2027	19,246	22,091

126American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Becton, Dickinson and Company 2.823% 2030	$ 1,271	$ 1,398
(continued)	Boston Scientific Corp. 3.45% 2024	3,100	3,361
	Boston Scientific Corp. 1.90% 2025	5,856	6,154
	Boston Scientific Corp. 3.85% 2025	2,289	2,584
	Boston Scientific Corp. 3.75% 2026	2,595	2,946
	Boston Scientific Corp. 4.00% 2029	1,550	1,827
	Boston Scientific Corp. 2.65% 2030	4,030	4,328
	Boston Scientific Corp. 4.70% 2049	515	707
	Centene Corp. 4.75% 2025	4,000	4,110
	Centene Corp. 4.25% 2027	565	600
	Centene Corp. 4.625% 2029	9,665	10,743
	Centene Corp. 3.00% 2030	6,895	7,317
	Centene Corp. 3.375% 2030	3,397	3,579
	Cigna Corp. 3.40% 2021	1,350	1,379
	Cigna Corp. 3.75% 2023	1,836	1,985
	Cigna Corp. 4.125% 2025	2,000	2,304
	Cigna Corp. 4.80% 2038	3,880	5,058
	CVS Health Corp. 3.35% 2021	194	195
	CVS Health Corp. 3.70% 2023	69	74
	CVS Health Corp. 1.30% 2027	3,760	3,778
	CVS Health Corp. 4.30% 2028	588	700
	CVS Health Corp. 1.75% 2030	4,000	4,025
	CVS Health Corp. 1.875% 2031	4,000	4,050
	Eli Lilly and Co. 3.375% 2029	3,330	3,867
	Encompass Health Corp. 4.50% 2028	1,449	1,517
	Endo Dac / Endo Finance LLC / Endo Finco 9.50% 20278	4,517	5,051
	Endo International PLC 5.75% 20228	7,340	7,129
	GlaxoSmithKline PLC 3.625% 2025	4,585	5,154
	HCA Inc. 5.875% 2023	2,125	2,338
	HCA Inc. 5.375% 2025	515	580
	HCA Inc. 4.125% 2029	2,250	2,612
	HCA Inc. 3.50% 2030	2,125	2,259
	HealthSouth Corp. 5.75% 2025	2,685	2,779
	LifePoint Health, Inc. 5.375% 20298	1,680	1,681
	Mallinckrodt PLC 10.00% 20258	7,120	7,743
	Medtronic, Inc. 3.50% 2025	701	787
	Molina Healthcare, Inc. 5.375% 2022	6,985	7,408
	Molina Healthcare, Inc. 3.875% 20308	720	774
	Novartis Capital Corp. 1.75% 2025	4,731	4,965
	Novartis Capital Corp. 2.00% 2027	4,336	4,630
	Novartis Capital Corp. 2.20% 2030	2,385	2,562
	Owens & Minor, Inc. 4.375% 2024	5,615	5,773
	Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 202510,12	1,867	1,865
	Par Pharmaceutical Inc. 7.50% 20278	7,028	7,635
	Partners HealthCare System, Inc. 3.192% 2049	1,920	2,124
	Pfizer Inc. 2.95% 2024	3,825	4,128
	Pfizer Inc. 3.45% 2029	8,000	9,352
	Regeneron Pharmaceuticals, Inc. 1.75% 2030	5,529	5,451
	Regeneron Pharmaceuticals, Inc. 2.80% 2050	6,055	5,891
	Rotech Healthcare Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)1,5,10,11,12	4,079	4,079
	Shire PLC 2.40% 2021	1,227	1,243
	Shire PLC 2.875% 2023	3,413	3,621
	Shire PLC 3.20% 2026	14,821	16,589
	Takeda Pharmaceutical Company, Ltd. 2.05% 2030	3,408	3,489
	Team Health Holdings, Inc. 6.375% 20258	8,415	7,279
	Team Health Holdings, Inc., Term Loan B, 3.75% 202410,12	2,177	1,962
	Tenet Healthcare Corp. 4.625% 2024	1,953	2,004
	Tenet Healthcare Corp. 4.875% 20268	16,225	16,993
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	12,560	12,457
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,765
American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Teva Pharmaceutical Finance Co. BV 7.125% 2025	$ 1,935	$ 2,143
(continued)	Teva Pharmaceutical Finance Co. BV 3.15% 2026	28,373	27,327
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	3,168
	Thermo Fisher Scientific Inc. 4.497% 2030	883	1,104
	UnitedHealth Group Inc. 2.375% 2024	590	629
	UnitedHealth Group Inc. 3.50% 2024	4,500	4,925
	UnitedHealth Group Inc. 3.375% 2027	245	280
	UnitedHealth Group Inc. 3.875% 2028	2,500	3,001
	UnitedHealth Group Inc. 2.875% 2029	1,050	1,194
	UnitedHealth Group Inc. 4.45% 2048	5,315	7,337
	Upjohn Inc. 2.30% 20278	2,447	2,608
	Upjohn Inc. 2.70% 20308	5,692	6,042
	Upjohn Inc. 3.85% 20408	3,531	3,985
	Upjohn Inc. 4.00% 20508	2,907	3,331
	Valeant Pharmaceuticals International, Inc. 6.125% 20258	14,550	15,011
	Zimmer Holdings, Inc. 3.15% 2022	7,070	7,273

			447,591

Communication	Alphabet Inc. 1.998% 2026	3,000	3,218
services	Alphabet Inc. 1.10% 2030	10,770	10,620
1.37%	Alphabet Inc. 1.90% 2040	2,190	2,150
	Alphabet Inc. 2.05% 2050	440	420
	Alphabet Inc. 2.25% 2060	4,085	3,955
	AT&T Inc. 1.65% 2028	10,775	11,003
	AT&T Inc. 2.75% 2031	9,742	10,417
	AT&T Inc. 2.25% 2032	7,525	7,644
	AT&T Inc. 2.55% 20338	348	359
	AT&T Inc. 3.50% 20538	6,966	6,966
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	581
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20268	5,050	5,217
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,399
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20308	3,500	3,719
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20308	2,500	2,701
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	10,842	11,468
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20318	2,975	3,139
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,504
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20328	2,710	2,897
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	570	696
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	800	956
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,770	3,922
	CenturyLink, Inc. 6.75% 2023	2,500	2,789
	CenturyLink, Inc. 7.50% 2024	1,500	1,701
	CenturyLink, Inc. 5.125% 20268	2,050	2,168
	CenturyLink, Inc. 4.00% 20278	700	724
	Comcast Corp. 3.00% 2024	500	538
	Comcast Corp. 3.70% 2024	2,245	2,471
	Comcast Corp. 3.95% 2025	1,470	1,690
	Comcast Corp. 2.35% 2027	4,000	4,307
	Comcast Corp. 4.15% 2028	2,608	3,140
	Comcast Corp. 1.50% 2031	4,000	3,976
	Comcast Corp. 1.95% 2031	9,236	9,506
	Comcast Corp. 3.20% 2036	750	853
	Comcast Corp. 3.90% 2038	1,000	1,224
	Comcast Corp. 4.60% 2038	2,000	2,635
	Comcast Corp. 3.75% 2040	594	716
	Comcast Corp. 4.00% 2048	250	315
	Comcast Corp. 2.80% 2051	1,791	1,866
	Comcast Corp. 2.45% 2052	2,000	1,948
	Deutsche Telekom International Finance BV 9.25% 2032	3,570	6,016

128American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Discovery Communications, Inc. 3.625% 2030	$ 5,512	$ 6,318
services	Discovery Communications, Inc. 4.65% 2050	920	1,152
(continued)	Embarq Corp. 7.995% 2036	3,075	3,799
	Fox Corp. 4.03% 2024	1,120	1,234
	France Télécom 4.125% 2021	2,500	2,563
	Frontier Communications Corp. 5.875% 20278	2,225	2,410
	Frontier Communications Corp. 5.00% 20288	2,175	2,272
	Frontier Communications Corp. 6.75% 20298	775	831
	Gogo Inc. 9.875% 20248	20,346	21,823
	iHeartCommunications, Inc. 5.25% 20278	2,493	2,616
	Intelsat Jackson Holding Co. 8.00% 20248	7,275	7,460
	Intelsat Jackson Holding Co. 8.50% 20248,13	7,650	5,488
	Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 202110,12	2,072	2,122
	Intelsat Jackson Holding Co., Term Loan, 6.625% 202410	1,400	1,428
	Liberty Global PLC 5.50% 20288	2,075	2,193
	Ligado Networks LLC 15.50% 20238,11	4,325	4,217
	Live Nation Entertainment, Inc. 3.75% 20288	575	582
	MDC Partners Inc. 6.50% 20248	3,225	3,274
	NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20498	4,630	4,728
	Nexstar Broadcasting, Inc. 4.75% 20288	1,350	1,415
	Scripps Escrow II, Inc. 3.875% 20298	450	470
	Sinclair Television Group, Inc. 4.125% 20308	1,175	1,206
	Sirius XM Radio Inc. 3.875% 20228	3,450	3,506
	Sirius XM Radio Inc. 4.625% 20248	3,345	3,470
	Sprint Corp. 7.625% 2026	4,125	5,126
	Sprint Corp. 6.875% 2028	6,900	9,110
	TEGNA Inc. 4.75% 20268	2,350	2,512
	TEGNA Inc. 4.625% 20288	425	435
	T-Mobile US, Inc. 1.50% 20268	3,000	3,077
	T-Mobile US, Inc. 2.05% 20288	10,100	10,518
	T-Mobile US, Inc. 3.875% 20308	18,459	21,399
	T-Mobile US, Inc. 2.55% 20318	9,149	9,619
	T-Mobile US, Inc. 4.50% 20508	7,638	9,435
	T-Mobile US, Inc. 3.30% 20518	7,565	7,797
	Trilogy International Partners, LLC 8.875% 20228	12,800	12,381
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 20258	425	457
	Univision Communications Inc. 6.625% 20278	4,800	5,164
	Verizon Communications Inc. 3.00% 2027	2,200	2,439
	Verizon Communications Inc. 4.329% 2028	5,785	6,968
	Verizon Communications Inc. 3.875% 2029	250	295
	Verizon Communications Inc. 4.016% 2029	1,902	2,259
	Verizon Communications Inc. 1.68% 20308	983	980
	Verizon Communications Inc. 1.75% 2031	6,012	5,989
	Verizon Communications Inc. 4.50% 2033	2,000	2,522
	Verizon Communications Inc. 4.272% 2036	582	722
	Verizon Communications Inc. 2.65% 2040	16,740	16,931
	Verizon Communications Inc. 2.875% 2050	5,500	5,547
	Verizon Communications Inc. 3.00% 2060	2,500	2,517
	Virgin Media O2 4.25% 20318	2,075	2,125
	Virgin Media Secured Finance PLC 4.50% 20308	2,590	2,709
	Vodafone Group PLC 3.75% 2024	3,788	4,141
	Vodafone Group PLC 4.125% 2025	2,500	2,860
	Vodafone Group PLC 4.375% 2028	350	419
	Vodafone Group PLC 5.25% 2048	500	696
	Vodafone Group PLC 4.25% 2050	8,000	9,928
	Walt Disney Company 2.65% 2031	2,000	2,193
	Ziggo Bond Co. BV 5.125% 20308	1,775	1,875
	Ziggo Bond Finance BV 5.50% 20278	4,813	5,032
			407,288

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Allison Transmission Holdings, Inc. 3.75% 20318	$ 2,175	$ 2,229
1.01%	Associated Materials, LLC 9.00% 20258	3,749	3,983
	Avis Budget Car Rental, LLC 5.75% 20278	2,025	2,072
	Avis Budget Group, Inc. 5.25% 20258	2,275	2,291
	Avis Budget Group, Inc. 10.50% 20258	2,719	3,214
	Avolon Holdings Funding Ltd. 3.625% 20228	1,254	1,281
	Avolon Holdings Funding Ltd. 3.95% 20248	1,587	1,677
	Avolon Holdings Funding Ltd. 4.25% 20268	1,126	1,214
	Avolon Holdings Funding Ltd. 4.375% 20268	1,975	2,141
	Boeing Company 2.70% 2022	4,400	4,524
	Boeing Company 4.875% 2025	5,529	6,306
	Boeing Company 2.75% 2026	18,731	19,706
	Boeing Company 3.10% 2026	1,508	1,615
	Boeing Company 5.04% 2027	3,000	3,511
	Boeing Company 3.25% 2028	13,481	14,460
	Boeing Company 5.15% 2030	2,061	2,498
	Boeing Company 3.625% 2031	4,615	5,064
	Boeing Company 3.60% 2034	7,500	7,933
	Boeing Company 3.50% 2039	250	253
	Boeing Company 3.75% 2050	1,300	1,367
	Boeing Company 5.805% 2050	1,100	1,520
	Bombardier Inc. 8.75% 20218	1,250	1,302
	Bombardier Inc. 7.875% 20278	2,120	1,952
	Burlington Northern Santa Fe, LLC 4.40% 2042	5,000	6,639
	Burlington Northern Santa Fe, LLC 3.05% 2051	4,860	5,519
	Canadian National Railway Company 3.20% 2046	1,320	1,566
	Carrier Global Corp. 2.242% 2025	1,560	1,653
	Carrier Global Corp. 2.493% 2027	762	823
	Carrier Global Corp. 2.722% 2030	687	735
	CSX Corp. 3.80% 2028	4,060	4,737
	CSX Corp. 4.25% 2029	3,062	3,713
	CSX Corp. 4.30% 2048	1,125	1,448
	CSX Corp. 3.35% 2049	563	642
	CSX Corp. 2.50% 2051	5,350	5,314
	Dun & Bradstreet Corp. 6.875% 20268	1,067	1,149
	Fortress Transportation and Infrastructure Investors LLC 6.50% 20258	1,040	1,091
	GE Capital International Funding Co. 4.418% 2035	1,200	1,433
	General Dynamics Corp. 3.375% 2023	1,000	1,070
	General Dynamics Corp. 3.50% 2025	329	368
	General Electric Co. 3.45% 2027	2,150	2,428
	General Electric Co. 3.625% 2030	800	915
	General Electric Co. 4.25% 2040	550	650
	General Electric Co. 4.35% 2050	1,075	1,307
	Honeywell International Inc. 2.15% 2022	4,400	4,519
	Honeywell International Inc. 2.30% 2024	6,925	7,386
	Honeywell International Inc. 1.35% 2025	5,947	6,157
	Honeywell International Inc. 2.70% 2029	4,330	4,849
	Honeywell International Inc. 1.95% 2030	2,000	2,119
	Howmet Aerospace Inc. 6.875% 2025	1,885	2,227
	Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,735
	L3Harris Technologies, Inc. 1.80% 2031	2,625	2,675
	MasTec, Inc. 4.50% 20288	1,425	1,498
	Meritor, Inc. 4.50% 20288	1,025	1,053
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20258	2,175	2,236
	Norfolk Southern Corp. 3.00% 2022	2,056	2,111
	Norfolk Southern Corp. 3.05% 2050	4,151	4,552
	Northrop Grumman Corp. 2.55% 2022	5,400	5,610
	Northrop Grumman Corp. 2.93% 2025	1,820	1,980
	Northrop Grumman Corp. 3.25% 2028	3,495	3,953
	Otis Worldwide Corp. 2.293% 2027	2,135	2,283
	Otis Worldwide Corp. 2.565% 2030	3,000	3,225

130American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	R.R. Donnelley & Sons Co. 6.50% 2023	$ 2,635	$ 2,724
(continued)	Raytheon Technologies Corp. 2.80% 2022	1,500	1,543
	Rolls-Royce PLC 5.75% 20278	765	848
	Siemens AG 2.70% 20228	2,685	2,758
	SkyMiles IP Ltd. 4.75% 20288	3,975	4,342
	The Brink’s Co. 4.625% 20278	2,385	2,497
	TransDigm Inc. 6.50% 2024	33,817	34,480
	TransDigm Inc. 6.25% 20268	451	481
	TransDigm Inc. 5.50% 2027	1,100	1,158
	Triumph Group, Inc. 5.25% 2022	740	707
	Triumph Group, Inc. 6.25% 20248	970	964
	Triumph Group, Inc. 8.875% 20248	970	1,066
	Triumph Group, Inc. 7.75% 20258	875	803
	Union Pacific Corp. 3.15% 2024	1,287	1,394
	Union Pacific Corp. 3.75% 2025	4,643	5,273
	Union Pacific Corp. 2.15% 2027	2,318	2,465
	Union Pacific Corp. 3.95% 2028	1,875	2,228
	Union Pacific Corp. 3.70% 2029	6,500	7,547
	Union Pacific Corp. 2.40% 2030	2,414	2,603
	Union Pacific Corp. 4.30% 2049	2,690	3,511
	Union Pacific Corp. 3.25% 2050	371	423
	Union Pacific Corp. 3.95% 2059	1,365	1,697
	Union Pacific Corp. 3.75% 2070	1,091	1,323
	United Airlines Holdings, Inc. 6.50% 20278	2,200	2,369
	United Rentals, Inc. 3.875% 2031	675	709
	United Technologies Corp. 3.65% 2023	52	56
	United Technologies Corp. 3.95% 2025	5,155	5,914
	United Technologies Corp. 4.125% 2028	1,960	2,337
	Vertical U.S. Newco Inc. 5.25% 20278	2,000	2,124
	Vinci SA 3.75% 20298	2,237	2,626
	Wesco Aircraft Holdings, Inc. 9.00% 20268	1,045	991
	WESCO Distribution, Inc. 7.125% 20258	1,210	1,332
	WESCO Distribution, Inc. 7.25% 20288	1,320	1,503
	XPO Logistics, Inc. 6.25% 20258	660	711
			300,988

Consumer	Adient US LLC 9.00% 20258	521	582
discretionary	Amazon.com, Inc. 1.50% 2030	2,000	2,033
0.95%	Amazon.com, Inc. 2.50% 2050	920	955
	Amazon.com, Inc. 2.70% 2060	4,485	4,802
	American Honda Finance Corp. 0.875% 2023	13,000	13,162
	American Honda Finance Corp. 1.20% 2025	2,546	2,607
	American Honda Finance Corp. 3.50% 2028	750	865
	Bayerische Motoren Werke AG 2.25% 20238	300	313
	Bayerische Motoren Werke AG 3.45% 20238	1,870	1,994
	Bayerische Motoren Werke AG 3.15% 20248	8,510	9,179
	Caesars Entertainment, Inc. 6.25% 20258	3,315	3,535
	Carnival Corp. 11.50% 20238	5,575	6,455
	Ford Motor Credit Co. 3.20% 2021	2,250	2,255
	Ford Motor Credit Co. 3.087% 2023	405	413
	Ford Motor Credit Co. 3.664% 2024	455	468
	Ford Motor Credit Co. 3.81% 2024	1,070	1,098
	Ford Motor Credit Co. 5.584% 2024	423	457
	Ford Motor Credit Co. 5.125% 2025	12,355	13,449
	Ford Motor Credit Co. 4.542% 2026	2,455	2,624
	Ford Motor Credit Co. 3.815% 2027	250	257
	General Motors Company 4.20% 2027	5,156	5,844
	General Motors Company 5.95% 2049	2,200	2,978
	General Motors Financial Co. 3.45% 2022	2,000	2,054
American Funds Insurance Series	131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	General Motors Financial Co. 3.55% 2022	$ 1,780	$ 1,857
discretionary	General Motors Financial Co. 5.20% 2023	7,768	8,521
(continued)	General Motors Financial Co. 3.50% 2024	4,145	4,483
	General Motors Financial Co. 2.75% 2025	5,000	5,350
	General Motors Financial Co. 4.30% 2025	400	449
	General Motors Financial Co. 4.35% 2027	500	570
	Hanesbrands Inc. 4.625% 20248	860	902
	Hanesbrands Inc. 5.375% 20258	706	748
	Hanesbrands Inc. 4.875% 20268	2,700	2,936
	Hilton Worldwide Holdings Inc. 5.125% 2026	2,675	2,769
	Hilton Worldwide Holdings Inc. 4.00% 20318	1,035	1,094
	Home Depot, Inc. 3.90% 2028	825	993
	Home Depot, Inc. 2.95% 2029	9,301	10,575
	Home Depot, Inc. 2.70% 2030	2,180	2,434
	Home Depot, Inc. 4.25% 2046	3,500	4,643
	Home Depot, Inc. 4.50% 2048	428	601
	Home Depot, Inc. 3.35% 2050	3,060	3,642
	Hyundai Capital America 3.25% 20228	480	500
	Hyundai Capital America 1.80% 20258	4,523	4,641
	Hyundai Capital America 2.375% 20278	2,579	2,707
	International Game Technology PLC 6.25% 20228	687	711
	International Game Technology PLC 6.50% 20258	4,555	5,104
	International Game Technology PLC 5.25% 20298	940	1,014
	Lithia Motors, Inc. 4.375% 20318	1,025	1,101
	Lowe’s Companies, Inc. 3.65% 2029	3,574	4,172
	Macy’s, Inc. 8.375% 20258	1,230	1,367
	Magna International Inc. 2.45% 2030	6,875	7,400
	Mattel, Inc. 6.75% 20258	3,225	3,407
	Melco International Development Ltd. 5.75% 20288	1,485	1,584
	MGM Growth Properties LLC 4.625% 20258	1,050	1,126
	MGM Growth Properties LLC 3.875% 20298	1,175	1,204
	MGM Resorts International 7.75% 2022	1,700	1,814
	Nissan Motor Co., Ltd. 3.043% 20238	1,686	1,764
	Nissan Motor Co., Ltd. 3.522% 20258	4,180	4,485
	Nissan Motor Co., Ltd. 4.345% 20278	9,815	10,849
	Nissan Motor Co., Ltd. 4.81% 20308	4,000	4,514
	Panther BF Aggregator 2, LP 6.25% 20268	556	597
	PetSmart, Inc. 8.875% 20258	12,215	12,561
	PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 202210,12	5,870	5,824
	Royal Caribbean Cruises Ltd. 11.50% 20258	1,225	1,434
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,255	5,407
	Sally Holdings LLC and Sally Capital Inc. 8.75% 20258	2,347	2,614
	Scientific Games Corp. 5.00% 20258	1,996	2,062
	Scientific Games Corp. 8.625% 20258	1,260	1,381
	Scientific Games Corp. 8.25% 20268	6,905	7,453
	Scientific Games Corp. 7.00% 20288	950	1,023
	Scientific Games Corp. 7.25% 20298	1,615	1,775
	Staples, Inc. 7.50% 20268	3,055	3,195
	Toyota Motor Credit Corp. 2.15% 2022	545	562
	Toyota Motor Credit Corp. 2.60% 2022	924	946
	Toyota Motor Credit Corp. 0.80% 2025	2,994	3,016
	Toyota Motor Credit Corp. 3.05% 2028	2,430	2,732
	Toyota Motor Credit Corp. 3.375% 2030	2,225	2,605
	VICI Properties LP 4.625% 20298	995	1,066
	VICI Properties LP / VICI Note Co. Inc. 3.50% 20258	2,100	2,152
	VICI Properties LP / VICI Note Co. Inc. 3.75% 20278	450	461
	VICI Properties LP / VICI Note Co. Inc. 4.125% 20308	2,225	2,351
	Volkswagen Group of America Finance, LLC 4.00% 20218	2,500	2,577
	Volkswagen Group of America Finance, LLC 4.25% 20238	5,320	5,856
	Volkswagen Group of America Finance, LLC 1.25% 20258	3,610	3,642
	Volkswagen Group of America Finance, LLC 3.35% 20258	2,578	2,836

132American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Volkswagen Group of America Finance, LLC 4.625% 20258	$ 3,845	$ 4,485
discretionary	Volkswagen Group of America Finance, LLC 3.20% 20268	3,201	3,539
(continued)	Volkswagen Group of America Finance, LLC 1.625% 20278	985	994
	Wyndham Worldwide Corp. 5.375% 20268	625	648
	Wyndham Worldwide Corp. 4.375% 20288	1,855	1,931
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20238	3,468	3,525
			281,660

Consumer staples	Albertsons Companies, Inc. 3.50% 20298	660	668
0.89%	Altria Group, Inc. 3.80% 2024	2,630	2,873
	Altria Group, Inc. 4.40% 2026	445	517
	Altria Group, Inc. 4.80% 2029	1,681	2,017
	Altria Group, Inc. 3.40% 2030	437	491
	Altria Group, Inc. 5.80% 2039	4,820	6,351
	Altria Group, Inc. 4.50% 2043	3,000	3,445
	Altria Group, Inc. 5.95% 2049	490	686
	Altria Group, Inc. 4.45% 2050	3,500	4,145
	Anheuser-Busch InBev NV 4.15% 2025	8,000	9,112
	Anheuser-Busch InBev NV 4.00% 2028	4,345	5,124
	Anheuser-Busch InBev NV 4.75% 2029	886	1,093
	Anheuser-Busch InBev NV 5.45% 2039	7,070	9,557
	Anheuser-Busch InBev NV 5.55% 2049	2,500	3,554
	Anheuser-Busch InBev NV 4.50% 2050	2,150	2,710
	B&G Foods, Inc. 5.25% 2025	2,175	2,248
	British American Tobacco International Finance PLC 3.95% 20258	4,250	4,783
	British American Tobacco PLC 2.789% 2024	4,000	4,280
	British American Tobacco PLC 3.222% 2024	2,826	3,061
	British American Tobacco PLC 3.215% 2026	3,323	3,664
	British American Tobacco PLC 3.557% 2027	1,384	1,541
	British American Tobacco PLC 2.259% 2028	2,509	2,607
	British American Tobacco PLC 3.462% 2029	2,000	2,185
	British American Tobacco PLC 4.906% 2030	4,770	5,764
	British American Tobacco PLC 2.726% 2031	4,000	4,148
	British American Tobacco PLC 4.39% 2037	5,500	6,157
	British American Tobacco PLC 4.54% 2047	2,953	3,279
	Coca-Cola Co. 1.00% 2028	3,015	3,028
	Coca-Cola Co. 1.375% 2031	1,460	1,458
	Coca-Cola Co. 2.50% 2051	1,040	1,075
	Conagra Brands, Inc. 4.30% 2024	4,685	5,245
	Conagra Brands, Inc. 1.375% 2027	4,105	4,145
	Conagra Brands, Inc. 5.30% 2038	55	74
	Conagra Brands, Inc. 5.40% 2048	412	588
	Constellation Brands, Inc. 2.65% 2022	7,846	8,156
	Constellation Brands, Inc. 2.70% 2022	195	201
	Constellation Brands, Inc. 3.20% 2023	1,340	1,416
	Constellation Brands, Inc. 3.60% 2028	938	1,072
	Constellation Brands, Inc. 2.875% 2030	2,259	2,479
	Constellation Brands, Inc. 4.50% 2047	220	278
	Constellation Brands, Inc. 3.75% 2050	351	414
	Costco Wholesale Corp. 2.75% 2024	10,000	10,763
	Costco Wholesale Corp. 1.60% 2030	5,000	5,127
	H.J. Heinz Co. 3.875% 20278	2,475	2,669
	H.J. Heinz Co. 5.50% 20508	1,215	1,534
	Imperial Tobacco Finance PLC 3.50% 20238	4,000	4,190
	Keurig Dr Pepper Inc. 4.057% 2023	2,000	2,174
	Keurig Dr Pepper Inc. 4.597% 2028	2,000	2,437
	Keurig Dr Pepper Inc. 3.20% 2030	3,771	4,274
	Keurig Dr Pepper Inc. 4.985% 2038	3,351	4,495
	Keurig Dr Pepper Inc. 5.085% 2048	75	106
American Funds Insurance Series	133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Keurig Dr Pepper Inc. 3.80% 2050	$ 2,552	$ 3,062
(continued)	Kimberly-Clark Corp. 1.05% 2027	1,395	1,414
	Kimberly-Clark Corp. 3.10% 2030	844	972
	Kraft Heinz Company 3.95% 2025	2,195	2,418
	Kraft Heinz Company 4.375% 2046	840	909
	Kraft Heinz Company 4.875% 20498	1,725	2,013
	Molson Coors Brewing Co. 4.20% 2046	2,270	2,605
	Nestlé Holdings, Inc. 3.35% 20238	750	809
	Nestlé Holdings, Inc. 0.625% 20268	5,240	5,217
	Nestlé Holdings, Inc. 1.00% 20278	19,720	19,773
	Nestlé Holdings, Inc. 1.25% 20308	5,000	4,979
	PepsiCo, Inc. 1.40% 2031	3,795	3,825
	PepsiCo, Inc. 3.625% 2050	2,180	2,769
	Philip Morris International Inc. 1.875% 2021	1,500	1,500
	Philip Morris International Inc. 2.375% 2022	1,960	2,023
	Philip Morris International Inc. 2.625% 2022	1,670	1,712
	Philip Morris International Inc. 2.875% 2024	788	849
	Philip Morris International Inc. 3.25% 2024	2,000	2,203
	Philip Morris International Inc. 0.875% 2026	2,990	3,004
	Philip Morris International Inc. 3.375% 2029	3,268	3,746
	Philip Morris International Inc. 1.75% 2030	4,974	5,039
	Philip Morris International Inc. 2.10% 2030	2,477	2,585
	Post Holdings, Inc. 4.625% 20308	2,886	3,040
	Procter & Gamble Company 1.70% 2021	400	405
	Procter & Gamble Company 0.55% 2025	5,595	5,646
	Procter & Gamble Company 1.20% 2030	8,210	8,224
	Reckitt Benckiser Group PLC 2.375% 20228	1,125	1,157
	Reynolds American Inc. 4.45% 2025	1,425	1,623
	Reynolds American Inc. 5.85% 2045	2,030	2,598
	TreeHouse Foods, Inc. 4.00% 2028	320	332
	Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,042
	Wal-Mart Stores, Inc. 2.85% 2024	1,805	1,953
	Wal-Mart Stores, Inc. 3.05% 2026	2,060	2,320

			265,224

Materials	Anglo American Capital PLC 2.625% 20308	11,275	11,808
0.76%	Anglo American Capital PLC 5.625% 20308	720	918
	Anglo American Capital PLC 3.95% 20508	2,945	3,313
	Ardagh Packaging Finance 5.25% 20258	833	880
	Chevron Phillips Chemical Co. LLC 3.30% 20238	595	630
	Cleveland-Cliffs Inc. 4.875% 20248	3,975	4,057
	Cleveland-Cliffs Inc. 5.75% 2025	9,456	9,616
	Cleveland-Cliffs Inc. 9.875% 20258	925	1,089
	Cleveland-Cliffs Inc. 6.75% 20268	2,035	2,200
	Cleveland-Cliffs Inc. 5.875% 2027	10,500	10,719
	CVR Partners, LP 9.25% 20238	2,350	2,355
	Dow Chemical Co. 4.55% 2025	1,405	1,645
	Dow Chemical Co. 3.625% 2026	1,884	2,124
	Dow Chemical Co. 2.10% 2030	4,000	4,105
	Dow Chemical Co. 4.80% 2049	627	845
	Dow Chemical Co. 3.60% 2050	15,250	17,135
	First Quantum Minerals Ltd. 7.25% 20238	1,200	1,239
	First Quantum Minerals Ltd. 6.50% 20248	4,704	4,842
	First Quantum Minerals Ltd. 7.50% 20258	15,400	16,055
	First Quantum Minerals Ltd. 6.875% 20268	11,375	11,880
	First Quantum Minerals Ltd. 6.875% 20278	3,240	3,520
	Freeport-McMoRan Inc. 3.875% 2023	825	862
	Freeport-McMoRan Inc. 4.25% 2030	2,550	2,750
	FXI Holdings, Inc. 7.875% 20248	2,226	2,248

134American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	FXI Holdings, Inc. 12.25% 20268	$ 4,392	$ 5,014
(continued)	Glencore Funding LLC 4.125% 20248	945	1,041
	Hexion Inc. 7.875% 20278	2,045	2,192
	International Paper Co. 7.30% 2039	2,005	3,218
	Joseph T. Ryerson & Son, Inc. 8.50% 20288	1,148	1,302
	LSB Industries, Inc. 9.625% 20238	5,170	5,344
	LYB International Finance III, LLC 1.25% 2025	5,780	5,885
	LYB International Finance III, LLC 2.25% 2030	3,690	3,819
	LYB International Finance III, LLC 3.375% 2040	11,184	11,977
	LYB International Finance III, LLC 3.625% 2051	2,922	3,199
	LYB International Finance III, LLC 3.80% 2060	1,186	1,281
	Methanex Corp. 5.125% 2027	4,525	4,924
	Mosaic Co. 3.25% 2022	1,788	1,869
	Mosaic Co. 4.05% 2027	1,587	1,799
	Newcrest Finance Pty Ltd. 3.25% 20308	1,329	1,470
	Newcrest Finance Pty Ltd. 4.20% 20508	371	455
	Nutrition & Biosciences, Inc. 1.832% 20278	7,468	7,699
	Nutrition & Biosciences, Inc. 2.30% 20308	5,310	5,471
	Praxair, Inc. 1.10% 2030	6,604	6,540
	Praxair, Inc. 2.00% 2050	1,605	1,505
	Sherwin-Williams Co. 2.75% 2022	29	30
	Sherwin-Williams Co. 3.125% 2024	275	299
	Sherwin-Williams Co. 2.95% 2029	4,000	4,407
	Sherwin-Williams Co. 3.80% 2049	5,208	6,295
	Tronox Ltd. 6.50% 20268	1,980	2,064
	Vale Overseas Ltd. 3.75% 2030	3,949	4,397
	Valvoline Inc. 4.375% 2025	670	692
	Venator Materials Corp. 5.75% 20258	5,845	5,476
	Venator Materials Corp. 9.50% 20258	1,495	1,637
	Warrior Met Coal, Inc. 8.00% 20248	5,095	5,214
	Westlake Chemical Corp. 4.375% 2047	500	595

			223,945

Information	Adobe Inc. 1.90% 2025	2,216	2,344
technology	Adobe Inc. 2.30% 2030	11,627	12,593
0.74%	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 202510,12	4,150	4,172
	Apple Inc. 3.00% 2024	625	673
	Apple Inc. 0.55% 2025	14,140	14,213
	Apple Inc. 1.125% 2025	1,866	1,920
	Apple Inc. 3.35% 2027	40	46
	Apple Inc. 1.25% 2030	8,760	8,768
	Apple Inc. 2.40% 2050	3,000	3,077
	Avaya Inc. 6.125% 20288	1,600	1,712
	Broadcom Inc. 3.125% 2022	1,575	1,649
	Broadcom Inc. 3.625% 2024	1,575	1,731
	Broadcom Inc. 4.25% 2026	7,508	8,606
	Broadcom Inc. 4.75% 2029	4,710	5,634
	Broadcom Inc. 4.15% 2030	5,000	5,791
	Broadcom Inc. 5.00% 2030	1,807	2,198
	Broadcom Ltd. 3.625% 2024	750	811
	Broadcom Ltd. 3.875% 2027	3,060	3,440
	CommScope Finance LLC 6.00% 20268	2,425	2,558
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.004% 202310,12	1,342	1,312
	Diebold Nixdorf, Inc. 9.375% 20258	3,775	4,235
	Diebold, Inc. 8.50% 2024	1,400	1,419
	Fiserv, Inc. 2.75% 2024	1,600	1,719
	Fiserv, Inc. 3.20% 2026	7,455	8,355
	Fiserv, Inc. 2.25% 2027	1,030	1,099
	Fiserv, Inc. 3.50% 2029	4,070	4,654
American Funds Insurance Series	135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Fiserv, Inc. 2.65% 2030	$12,611	$ 13,653
technology	Fiserv, Inc. 4.40% 2049	1,800	2,411
(continued)	Gartner, Inc. 4.50% 20288	650	687
	Global Payments Inc. 2.90% 2030	3,528	3,839
	Intuit Inc. 0.95% 2025	1,530	1,551
	Intuit Inc. 1.35% 2027	3,565	3,652
	Intuit Inc. 1.65% 2030	4,870	5,006
	McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.004% 202410,12	2,602	2,606
	Microsoft Corp. 3.30% 2027	4,000	4,565
	Microsoft Corp. 4.20% 2035	6,000	7,890
	Microsoft Corp. 4.10% 2037	628	825
	Microsoft Corp. 2.525% 2050	2,961	3,123
	Oracle Corp. 3.60% 2050	6,730	7,860
	PayPal Holdings, Inc. 2.65% 2026	2,364	2,599
	PayPal Holdings, Inc. 2.85% 2029	2,770	3,081
	PayPal Holdings, Inc. 2.30% 2030	3,303	3,541
	PayPal Holdings, Inc. 3.25% 2050	932	1,077
	Sabre Holdings Corp. 5.25% 20238	325	330
	Sabre Holdings Corp. 9.25% 20258	1,025	1,221
	ServiceNow, Inc. 1.40% 2030	8,965	8,752
	Unisys Corp. 6.875% 20278	725	794
	Veritas Holdings Ltd. 7.50% 20258	3,860	3,966
	ViaSat, Inc. 5.625% 20278	555	584
	Visa Inc. 2.80% 2022	2,000	2,093
	Visa Inc. 3.15% 2025	5,500	6,173
	Visa Inc. 0.75% 2027	4,450	4,441
	Visa Inc. 1.10% 2031	10,000	9,872
	Visa Inc. 2.00% 2050	5,000	4,776
	Xerox Corp. 4.125% 2023	906	953
	Xerox Corp. 5.50% 20288	2,450	2,604
			219,254

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 2026	315	363
0.42%	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,418
	Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,122
	Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,513
	Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	4,097
	Alexandria Real Estate Equities, Inc. 4.85% 2049	410	576
	American Campus Communities, Inc. 3.75% 2023	3,055	3,230
	American Campus Communities, Inc. 4.125% 2024	2,075	2,267
	American Campus Communities, Inc. 3.30% 2026	1,698	1,855
	American Campus Communities, Inc. 3.625% 2027	9,545	10,528
	American Campus Communities, Inc. 2.85% 2030	144	151
	American Campus Communities, Inc. 3.875% 2031	744	844
	American Tower Corp. 3.55% 2027	1,425	1,613
	American Tower Corp. 1.50% 2028	10,000	10,068
	American Tower Corp. 3.60% 2028	1,000	1,137
	Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,115
	Brookfield Property REIT Inc. 5.75% 20268	6,050	5,980
	Communications Sales & Leasing, Inc. 6.00% 20238	2,475	2,529
	Corporate Office Properties LP 3.60% 2023	390	413
	Corporate Office Properties LP 5.25% 2024	3,595	3,976
	Corporate Office Properties LP 2.25% 2026	1,431	1,493
	Equinix, Inc. 2.625% 2024	501	536
	Equinix, Inc. 2.90% 2026	6,087	6,664
	Equinix, Inc. 1.80% 2027	1,295	1,334
	Equinix, Inc. 1.55% 2028	5,920	6,023
	Equinix, Inc. 3.20% 2029	6,170	6,810
	Equinix, Inc. 2.15% 2030	2,969	3,025

136American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Equinix, Inc. 3.00% 2050	$ 2,095	$2,128
(continued)	Essex Portfolio LP 3.875% 2024	1,000	1,099
	Essex Portfolio LP 3.50% 2025	6,825	7,566
	Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,330
	Hospitality Properties Trust 4.50% 2023	1,945	1,958
	Hospitality Properties Trust 4.50% 2025	150	148
	Hospitality Properties Trust 4.95% 2027	500	504
	Hospitality Properties Trust 3.95% 2028	1,950	1,888
	Host Hotels & Resorts LP 4.50% 2026	355	389
	Howard Hughes Corp. 5.375% 20288	2,450	2,640
	Iron Mountain Inc. 5.25% 20308	3,695	3,995
	Iron Mountain Inc. 4.50% 20318	2,015	2,113
	Ladder Capital Corp. 5.25% 20258	440	440
	Public Storage 2.37% 2022	565	584
	QTS Realty Trust, Inc. 3.875% 20288	2,025	2,068
	Scentre Group 3.25% 20258	1,000	1,066
	Scentre Group 3.50% 20258	3,075	3,290
	Scentre Group 3.75% 20278	2,430	2,620
	UDR, Inc. 2.95% 2026	760	835
	Westfield Corp. Ltd. 3.15% 20228	4,290	4,364
	Westfield Corp. Ltd. 3.50% 20298	443	465
			123,170

	Total corporate bonds, notes & loans		3,853,780
U.S. Treasury bonds & notes 8.47%

U.S. Treasury	U.S. Treasury 1.50% 2021	3,777	3,811
6.99%	U.S. Treasury 1.625% 2021	3,704	3,732
	U.S. Treasury 1.625% 2021	98	99
	U.S. Treasury 1.75% 2021	425	431
	U.S. Treasury 2.25% 202114	95,000	95,664
	U.S. Treasury 2.50% 2021	200,000	200,359
	U.S. Treasury 2.75% 2021	19,232	19,586
	U.S. Treasury 0.125% 2022	114,525	114,548
	U.S. Treasury 0.125% 2022	20,000	20,004
	U.S. Treasury 1.375% 2022	5,000	5,068
	U.S. Treasury 1.375% 2022	280	286
	U.S. Treasury 1.50% 2022	9,407	9,627
	U.S. Treasury 1.625% 2022	94	97
	U.S. Treasury 1.875% 2022	80,000	81,633
	U.S. Treasury 1.875% 2022	4,000	4,122
	U.S. Treasury 2.125% 2022	37,000	38,471
	U.S. Treasury 0.125% 2023	5,362	5,355
	U.S. Treasury 0.125% 2023	2,000	1,999
	U.S. Treasury 0.25% 2023	30,000	30,077
	U.S. Treasury 1.375% 2023	5,309	5,449
	U.S. Treasury 2.25% 2023	5,000	5,312
	U.S. Treasury 2.375% 2023	5,000	5,233
	U.S. Treasury 2.75% 2023	15,000	15,908
	U.S. Treasury 1.50% 2024	22,500	23,583
	U.S. Treasury 1.50% 2024	907	950
	U.S. Treasury 2.125% 2024	5,000	5,313
	U.S. Treasury 2.25% 2024	5,000	5,319
	U.S. Treasury 2.375% 2024	70,000	75,442
	U.S. Treasury 2.50% 2024	225,000	241,055
	U.S. Treasury 2.50% 2024	700	754
	U.S. Treasury 0.25% 2025	89,250	89,011
	U.S. Treasury 0.25% 2025	84,812	84,641
	U.S. Treasury 0.25% 2025	2,272	2,263
	U.S. Treasury 0.375% 2025	3,368	3,372
American Funds Insurance Series	137

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 0.375% 2025	$ 2,705	$2,715
(continued)	U.S. Treasury 2.50% 2025	3,500	3,818
	U.S. Treasury 2.75% 2025	3,229	3,581
	U.S. Treasury 1.50% 2026	500	529
	U.S. Treasury 1.625% 2026	60,000	63,990
	U.S. Treasury 1.625% 2026	27,000	28,786
	U.S. Treasury 1.625% 2026	7,000	7,444
	U.S. Treasury 1.625% 2026	1,500	1,597
	U.S. Treasury 0.50% 2027	46,770	46,591
	U.S. Treasury 0.50% 2027	33,050	32,899
	U.S. Treasury 0.50% 2027	4,418	4,389
	U.S. Treasury 1.125% 2027	762	790
	U.S. Treasury 2.25% 2027	78,250	86,472
	U.S. Treasury 2.375% 2027	880	981
	U.S. Treasury 2.875% 2028	5,217	6,042
	U.S. Treasury 0.625% 2030	18,400	17,985
	U.S. Treasury 0.875% 2030	128,258	127,767
	U.S. Treasury 1.50% 2030	36,651	38,765
	U.S. Treasury 1.125% 2040	60,975	57,877
	U.S. Treasury 2.50% 2046	3,755	4,486
	U.S. Treasury 3.00% 2047	9,355	12,252
	U.S. Treasury 3.00% 2048	336	441
	U.S. Treasury 2.25% 204914	15,000	17,169
	U.S. Treasury 2.375% 204914	75,000	88,101
	U.S. Treasury 1.375% 2050	194,447	181,954
	U.S. Treasury 1.625% 2050	20,000	19,905
	U.S. Treasury 2.00% 205014	15,075	16,370
			2,072,270

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 202415	86,266	92,498
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 202415	87,479	93,915
securities	U.S. Treasury Inflation-Protected Security 0.125% 202515	23,186	24,937
1.48%	U.S. Treasury Inflation-Protected Security 0.75% 202815	18,153	21,133
	U.S. Treasury Inflation-Protected Security 0.875% 202915	20,465	24,068
	U.S. Treasury Inflation-Protected Security 0.125% 203015	23,488	26,199
	U.S. Treasury Inflation-Protected Security 1.00% 204915	102,525	144,589
	U.S. Treasury Inflation-Protected Security 0.25% 205015	10,301	12,271
			439,610

	Total U.S. Treasury bonds & notes		2,511,880
Mortgage-backed obligations 7.41%

Federal agency	Fannie Mae Pool #885290 6.00% 202116	2	2
mortgage-backed	Fannie Mae Pool #AD7072 4.00% 202516	5	5
obligations	Fannie Mae Pool #AE3069 4.00% 202516	3	3
7.05%	Fannie Mae Pool #AE2321 4.00% 202516	2	2
	Fannie Mae Pool #AH9695 4.00% 202616	519	552
	Fannie Mae Pool #AH6431 4.00% 202616	472	503
	Fannie Mae Pool #890329 4.00% 202616	72	76
	Fannie Mae Pool #AJ3010 4.00% 202616	42	45
	Fannie Mae Pool #AH8174 4.00% 202616	5	6
	Fannie Mae Pool #AL3908 4.00% 202616	4	4
	Fannie Mae Pool #AH5618 4.00% 202616	4	4
	Fannie Mae Pool #AH0829 4.00% 202616	4	4
	Fannie Mae Pool #AH8275 4.00% 202616	2	3
	Fannie Mae Pool #AL7299 4.00% 202716	265	281
	Fannie Mae Pool #MA1109 4.00% 202716	5	5
	Fannie Mae Pool #MA3653 3.00% 202916	45	48
	Fannie Mae Pool #AL8347 4.00% 202916	534	567

138American Funds Insurance Series
Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #254767 5.50% 203316	$ 321	$ 374
mortgage-backed	Fannie Mae Pool #555956 5.50% 203316	217	253
obligations	Fannie Mae Pool #BN1085 4.00% 203416	820	870
(continued)	Fannie Mae Pool #BN3172 4.00% 203416	408	432
	Fannie Mae Pool #MA4228 1.50% 203616	64,738	66,646
	Fannie Mae Pool #MA4229 2.00% 203616	12,064	12,621
	Fannie Mae Pool #AS8554 3.00% 203616	12,279	12,934
	Fannie Mae Pool #929185 5.50% 203616	473	556
	Fannie Mae Pool #893641 6.00% 203616	1,046	1,251
	Fannie Mae Pool #893688 6.00% 203616	286	342
	Fannie Mae Pool #907239 6.00% 203616	60	70
	Fannie Mae Pool #AD0249 5.50% 203716	177	206
	Fannie Mae Pool #190379 5.50% 203716	94	111
	Fannie Mae Pool #924952 6.00% 203716	1,205	1,431
	Fannie Mae Pool #888292 6.00% 203716	969	1,153
	Fannie Mae Pool #928031 6.00% 203716	117	138
	Fannie Mae Pool #888637 6.00% 203716	16	19
	Fannie Mae Pool #AD0119 6.00% 203816	1,484	1,761
	Fannie Mae Pool #AD0095 6.00% 203816	1,154	1,365
	Fannie Mae Pool #995674 6.00% 203816	562	667
	Fannie Mae Pool #AE0021 6.00% 203816	468	553
	Fannie Mae Pool #AL7164 6.00% 203816	281	328
	Fannie Mae Pool #AB0538 6.00% 203816	222	260
	Fannie Mae Pool #995391 6.00% 203816	32	38
	Fannie Mae Pool #889983 6.00% 203816	30	35
	Fannie Mae Pool #995224 6.00% 203816	18	21
	Fannie Mae Pool #AD0833 6.00% 203916	1	1
	Fannie Mae Pool #AL0013 6.00% 204016	294	347
	Fannie Mae Pool #AL0309 6.00% 204016	96	114
	Fannie Mae Pool #AB4536 6.00% 204116	565	669
	Fannie Mae Pool #AL7228 6.00% 204116	395	467
	Fannie Mae Pool #AP2131 3.50% 204216	5,880	6,346
	Fannie Mae Pool #AU8813 4.00% 204316	2,968	3,356
	Fannie Mae Pool #AU9348 4.00% 204316	1,768	2,000
	Fannie Mae Pool #AU9350 4.00% 204316	1,410	1,568
	Fannie Mae Pool #AL8773 3.50% 204516	9,959	10,820
	Fannie Mae Pool #AL8354 3.50% 204516	2,392	2,614
	Fannie Mae Pool #BC4764 3.00% 204616	21,678	22,815
	Fannie Mae Pool #AL8522 3.50% 204616	4,748	5,188
	Fannie Mae Pool #BD9699 3.50% 204616	1,895	2,040
	Fannie Mae Pool #BD9307 4.00% 204616	1,733	1,897
	Fannie Mae Pool #BC7611 4.00% 204616	501	549
	Fannie Mae Pool #BH4084 3.50% 204716	20,500	21,774
	Fannie Mae Pool #BE1290 3.50% 204716	3,822	4,145
	Fannie Mae Pool #CA0770 3.50% 204716	3,514	3,735
	Fannie Mae Pool #MA3211 4.00% 204716	6,971	7,490
	Fannie Mae Pool #257036 7.00% 204716	11	12
	Fannie Mae Pool #256975 7.00% 204716	2	2
	Fannie Mae Pool #BJ3775 3.50% 204816	13,514	14,336
	Fannie Mae Pool #BK7655 3.899% 204812,16	683	719
	Fannie Mae Pool #CA2377 4.00% 204816	16,923	18,085
	Fannie Mae Pool #BK0920 4.00% 204816	2,979	3,182
	Fannie Mae Pool #BJ9256 4.00% 204816	2,968	3,170
	Fannie Mae Pool #BJ9252 4.00% 204816	891	952
	Fannie Mae Pool #BK0915 4.00% 204816	265	283
	Fannie Mae Pool #BK6971 4.00% 204816	216	231
	Fannie Mae Pool #MA3277 4.00% 204816	28	30
	Fannie Mae Pool #BK5255 4.00% 204816	27	30
	Fannie Mae Pool #CA2493 4.50% 204816	1,894	2,058
	Fannie Mae Pool #CA4756 3.00% 204916	10,033	10,863
	Fannie Mae Pool #BK8767 4.00% 204916	189	206
American Funds Insurance Series	139

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #MA4256 2.50% 205116	$ 3,051	$ 3,218
mortgage-backed	Fannie Mae, Series 2001-T10, Class A1, 7.00% 204116	121	144
obligations	Fannie Mae, Series 2002-W3, Class A5, 7.50% 204116	32	39
(continued)	Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 202212,16	1,160	1,191
	Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 202216	2,248	2,288
	Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 202216	1,603	1,627
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.128% 202312,16	5,566	5,880
	Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 202312,16	5,262	5,589
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 202312,16	4,544	4,869
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 202412,16	5,881	6,372
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 202412,16	4,697	5,080
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.477% 202612,16	9,665	10,575
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 202712,16	2,891	3,241
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 203616	67	63
	Freddie Mac Pool #Q46021 3.50% 204716	2,396	2,592
	Freddie Mac Pool #ZK7598 3.00% 202716	10,439	10,976
	Freddie Mac Pool #ZK7580 3.00% 202716	4,541	4,828
	Freddie Mac Pool #QN1174 2.50% 203416	642	670
	Freddie Mac Pool #SB8083 1.50% 203616	14,002	14,415
	Freddie Mac Pool #SB8084 2.00% 203616	3,275	3,426
	Freddie Mac Pool #C91912 3.00% 203716	19,815	20,882
	Freddie Mac Pool #G03978 5.00% 203816	692	805
	Freddie Mac Pool #G04553 6.50% 203816	84	95
	Freddie Mac Pool #G08347 4.50% 203916	121	135
	Freddie Mac Pool #C03518 5.00% 204016	1,211	1,409
	Freddie Mac Pool #Q05807 4.00% 204216	2,988	3,295
	Freddie Mac Pool #Q23185 4.00% 204316	1,886	2,134
	Freddie Mac Pool #Q23190 4.00% 204316	1,446	1,608
	Freddie Mac Pool #760014 3.116% 204512,16	420	439
	Freddie Mac Pool #Q37988 4.00% 204516	10,020	11,077
	Freddie Mac Pool #G60344 4.00% 204516	8,736	9,678
	Freddie Mac Pool #Z40130 3.00% 204616	6,415	7,004
	Freddie Mac Pool #Q41909 4.50% 204616	884	970
	Freddie Mac Pool #Q41090 4.50% 204616	547	600
	Freddie Mac Pool #760015 2.849% 204712,16	980	1,013
	Freddie Mac Pool #Q52216 3.50% 204716	13,195	14,009
	Freddie Mac Pool #Q52157 3.50% 204716	2,902	3,081
	Freddie Mac Pool #SI2002 4.00% 204816	6,236	6,675
	Freddie Mac Pool #ZM6968 4.00% 204816	3,718	3,970
	Freddie Mac Pool #SD7507 3.00% 204916	33,113	35,812
	Freddie Mac Pool #RA2020 3.00% 205016	13,908	14,949
	Freddie Mac, Series T041, Class 3A, 5.222% 203212,16	240	272
	Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 202316	3,025	3,176
	Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 202416	5,555	5,981
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 202516	4,265	4,648
	Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 202516	4,000	4,466
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 202512,16	9,778	10,998
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 202616	10,050	11,062
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 202616	7,370	8,226
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202716	4,755	5,420
	Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202716	5,770	6,622
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 202716	4,375	5,035
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202816	3,237	3,884
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205616	8,475	9,091
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00%
	205612,16	8,495	8,927
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00%
	205612,16	4,449	4,677
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25%
	205612,16	1,877	1,990

140American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25%
mortgage-backed	205712,16	$ 1,401	$1,527
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 205716	3,306	3,582
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 205716	2,852	3,115
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205716	1,135	1,239
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 205816	15,488	16,882
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 205916	8,737	9,322
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 202816	3,363	3,558
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75% 202916	4,393	4,650
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1,
	3.50% 202916	7,001	7,426
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2,
	3.50% 202916	2,455	2,714
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3,
	3.448% 202712,16	1,301	1,338
	Government National Mortgage Assn. 2.00% 205116,17	149,150	155,465
	Government National Mortgage Assn. 2.00% 205116,17	83,050	86,703
	Government National Mortgage Assn. 2.50% 205116,17	5,375	5,668
	Government National Mortgage Assn. 3.00% 205116,17	74,000	77,425
	Government National Mortgage Assn. 3.50% 205116,17	13,404	14,202
	Government National Mortgage Assn. 3.50% 205116,17	13,352	14,139
	Government National Mortgage Assn. 4.00% 205116,17	13,107	13,981
	Government National Mortgage Assn. 4.50% 205116,17	7,053	7,560
	Government National Mortgage Assn. 4.50% 205116,17	2,947	3,156
	Government National Mortgage Assn. Pool #BD7245 4.00% 204816	1,191	1,302
	Government National Mortgage Assn. Pool #MA5876 4.00% 204916	17,039	18,229
	Government National Mortgage Assn. Pool #MA5986 4.00% 204916	2,226	2,391
	Government National Mortgage Assn. Pool #MA5764 4.50% 204916	28,452	30,796
	Government National Mortgage Assn. Pool #MA6092 4.50% 204916	6,837	7,374
	Government National Mortgage Assn. Pool #MA5877 4.50% 204916	4,167	4,506
	Government National Mortgage Assn. Pool #MA7052 2.50% 205016	15,905	16,854
	Uniform Mortgage-Backed Security 1.50% 203616,17	89,384	91,842
	Uniform Mortgage-Backed Security 1.50% 203616,17	15,049	15,455
	Uniform Mortgage-Backed Security 2.00% 203616,17	54,690	57,117
	Uniform Mortgage-Backed Security 2.00% 203616,17	17,235	18,017
	Uniform Mortgage-Backed Security 3.00% 203616,17	8,784	9,218
	Uniform Mortgage-Backed Security 2.00% 205116,17	69,840	72,297
	Uniform Mortgage-Backed Security 2.00% 205116,17	45,476	47,153
	Uniform Mortgage-Backed Security 2.50% 205116,17	123,053	129,292
	Uniform Mortgage-Backed Security 2.50% 205116,17	92,374	97,198
	Uniform Mortgage-Backed Security 3.00% 205116,17	114,305	119,939
	Uniform Mortgage-Backed Security 3.00% 205116,17	24,371	25,555
	Uniform Mortgage-Backed Security 3.50% 205116,17	147,126	155,725
	Uniform Mortgage-Backed Security 4.00% 205116,17	105,276	112,587
	Uniform Mortgage-Backed Security 4.50% 205116,17	41,792	45,352
			2,091,688

Collateralized	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20488,12,16	1,624	1,651
mortgage-backed	Bellemeade Re Ltd., Series 2019-3A, Class M1B,
obligations (privately	(1-month USD-LIBOR + 1.60%) 1.748% 20298,12,16	3,810	3,817
originated)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20688,12,16	2,163	2,240
0.18%	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20378,16	4,191	4,353
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203416	216	228
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 20698,16	10,763	11,678
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20698,16	3,798	4,172
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 20508,12,16	1,120	1,167
American Funds Insurance Series	141

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20508,12,16	$ 1,069	$1,114
mortgage-backed	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20598,12,16	5,422	5,483
obligations (privately	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20598,12,16	1,408	1,412
originated)	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20598,12,16	765	768
(continued)	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 203416	495	518
	Mello Warehouse Securitization Trust, Series 2019-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.898% 20528,12,16	3,001	3,005
	Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1,
	(1-month USD-LIBOR + 2.00%) 2.149% 20228,12,16	1,625	1,629
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1,
	(1-month USD-LIBOR + 1.00%) 1.149% 20238,12,16	2,862	2,884
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20498,12,16	2,427	2,505
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20638,12,16	981	987
	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20488,12,16	1,794	1,845
	Station Place Securitization Trust, Series 2020-WL1, Class A,
	(1-month USD-LIBOR + 1.15%) 1.298% 20518,12,16	2,500	2,504
			53,960

Commercial	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 206316	2,909	3,130
mortgage-backed	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A,
securities	1.009% 20368,12,16	2,000	1,982
0.18%	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 205116	1,000	1,146
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 205316	2,960	3,168
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 204816	1,015	1,058
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 205016	4,735	5,308
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 204816	1,335	1,426
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 20408,16	5,201	5,517
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 205316	5,602	6,040
	Manhattan West, Series 2020-OMW, Class A, 2.13% 20398,16	13,772	14,516
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB,
	3.557% 204716	981	1,044
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB,
	3.04% 204816	1,038	1,086
	Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20298,16	2,650	2,669
	MRA Issuance Trust, Series 2020-10, Class A,
	(1-month USD-LIBOR + 1.75%) 2.25% 20211,8,12,16	5,219	5,219
			53,309

	Total mortgage-backed obligations		2,198,957
Asset-backed obligations 0.79%

	Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 20248,16	1,920	1,998
	Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 20248,16	1,114	1,176
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20278,16	539	551
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20278,16	138	141
	CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 202316	993	1,000
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20608,16	15,289	15,616
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20608,16	2,633	2,677
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20608,16	945	962
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20608,16	177	179
	CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 20458,16	7,267	7,339
	CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 20458,16	1,527	1,544
	CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 20458,16	9,277	9,403
	CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 20458,16	973	983
	Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20228,12,16	918	930
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20298,16	2,964	3,032
	Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 202216	153	153
	Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 202316	1,498	1,502
	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 202416	595	601

142American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 202516	$ 820	$845
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 202616	2,262	2,316
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20228,16	40	40
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 20228,16	36	36
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 20238,16	285	287
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20258,16	110	112
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 20238,16	688	690
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20378,16	13,474	13,572
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20278,16	3,900	3,932
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20288,16	4,330	4,441
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20308,16	13,095	14,053
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20308,16	9,756	10,650
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20318,16	8,861	9,354
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20318,16	11,965	13,165
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 20338,16	12,376	12,516
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06% 202716	10,000	10,172
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20458,16	917	922
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 20458,16	369	359
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20298,16	159	159
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20398,16	3,152	3,169
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 20408,16	13,337	13,504
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 20408,16	16,701	16,926
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 20408,16	691	700
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A,
3.29% 20238,16	483	484
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A,
3.29% 20248,16	746	748
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A,
4.03% 20248,16	280	281
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A,
2.67% 20258,16	730	731
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 202316	2,815	2,868
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 1.134% 20288,12,16	3,400	3,404
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 202316	380	382
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 202416	444	450
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 202416	345	357
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 202516	1,000	1,069
Symphony Ltd., CLO, Series 2013-12A, Class AR,
(3-month USD-LIBOR + 1.03%) 1.267% 20258,12,16	2,976	2,977
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 20458,16	2,320	2,348
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 20458,16	260	263
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 20458,16	3,648	3,710
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20318,16	3,250	3,474
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20338,16	889	917
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 20458,16	18,596	18,875
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 20238,16	915	919
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20248,16	870	881
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 20248,16	1,390	1,419
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A,
3.07% 202416	7,000	7,023
		235,287
Bonds & notes of governments & government agencies outside the U.S. 0.21%

CPPIB Capital Inc. 2.375% 20218	6,000	6,009
CPPIB Capital Inc. 2.25% 20228	4,286	4,377
CPPIB Capital Inc. 2.75% 20278	6,600	7,436
KfW 2.125% 2022	375	384
Manitoba (Province of) 3.05% 2024	2,600	2,824
Morocco (Kingdom of) 3.00% 20328	3,000	3,054
American Funds Insurance Series	143

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Morocco (Kingdom of) 4.00% 20508	$ 3,000	$ 3,103
	Peru (Republic of) 1.862% 2032	2,525	2,550
	Peru (Republic of) 2.78% 2060	3,775	3,817
	Qatar (State of) 3.375% 20248	2,315	2,511
	Qatar (State of) 4.00% 20298	745	885
	Qatar (State of) 4.817% 20498	750	1,025
	Quebec (Province of) 2.375% 2022	5,057	5,173
	Quebec (Province of) 2.75% 2027	9,000	10,077
	Saudi Arabia (Kingdom of) 3.25% 20308	1,750	1,933
	Saudi Arabia (Kingdom of) 5.25% 20508	1,000	1,366
	United Mexican States 2.659% 2031	2,703	2,773
	United Mexican States 3.771% 2061	1,528	1,595

			60,892
Federal agency bonds & notes 0.13%

	Fannie Mae 1.875% 2026	13,000	14,062
	Fannie Mae 0.875% 2030	23,958	23,506

			37,568
Municipals 0.11%

California	Regents of the University of California, General Rev. Bonds, Series 2020-BG,
0.01%	1.316% 2027	2,285	2,323
	Regents of the University of California, General Rev. Bonds, Series 2020-BG,
	1.614% 2030	1,340	1,355

			3,678

Connecticut	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	25	26
0.00%	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	35	37

			63

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,541
0.04%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,650

			11,191

Illinois	G.O. Bonds, Pension Funding Series 2003, Assured Guaranty Municipal insured,
0.02%	5.10% 2033	4,125	4,757

Maryland	Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev.
0.00%	Ref. Bonds, Series 2014-E, 2.857% 2040	40	40

Minnesota	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	70	74
0.00%

Nebraska	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
0.00%

South Carolina	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	20	21
0.04%	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	20	22
	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	1,350	1,552

144American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals (continued)

South Carolina	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	$1,390	$1,606
(continued)	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,955	3,408
	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	3,020	3,572
	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	410	502
	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,685	2,058
	Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	650	796

			13,537

South Dakota	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	10	10
0.00%

Tennessee	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	15	16
0.00%
	Total municipals		33,381

	Total bonds, notes & other debt instruments (cost: $8,502,239,000)		8,931,745
Short-term securities 7.71%		Shares

Money market investments 7.71%

	Capital Group Central Cash Fund 0.12%4,18	22,734,631	2,273,691
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%18,19	12,643,336	12,643
	Total short-term securities (cost: $2,285,981,000)		2,286,334

	Total investment securities 104.10% (cost: $22,172,583,000)		30,874,255
	Other assets less liabilities (4.10)%		(1,216,604)

	Net assets 100.00%		$29,657,651

American Funds Insurance Series	145

Asset Allocation Fund (continued)

Futures contracts

								Unrealized
								appreciation
					Notional		Value at	(depreciation)
			Number of			amount20	12/31/202021	at 12/31/2020
Contracts		Type	contracts	Expiration		(000)	(000)		(000)

2 Year U.S. Treasury Note Futures		Long	1,726	April 2021	$ 345,200		$ 381,405		$362
5 Year U.S. Treasury Note Futures		Long	485	April 2021		48,500	61,190		128
10 Year U.S. Treasury Note Futures		Long	116	March 2021		11,600	16,017		27
10 Year Ultra U.S. Treasury Note Futures		Short	3,275	March 2021	(327,500)		(512,077)		1,093
20 Year U.S. Treasury Bond Futures		Long	1,185	March 2021	118,500		205,227		(1,792)
30 Year Ultra U.S. Treasury Bond Futures		Long	494	March 2021		49,400	105,500		(590)

									$(772)
Swap contracts

Interest rate swaps							Upfront	Unrealized

					Value at		premium	appreciation
		Expiration	Notional	12/31/2020			paid	at 12/31/2020
Receive	Pay	date	(000)		(000)		(000)		(000)

U.S. EFFR	0.0795%	7/13/2025	$125,400		$796		$—		$796
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
							Upfront	Unrealized
					Value at		premium	appreciation
Receive/			Expiration	Notional	12/31/2020		paid	at 12/31/2020
Payment frequency	Pay		date	(000)		(000)	(000)		(000)

1.00%/Quarterly	CDX.NA.IG.35	12/20/2025		$100		$2	$2		$—7
Investments in affiliates4
			Value of			Net	Net
							unrealized	Value of
			affiliates at			realized	appreciation	affiliates at	Dividend
			1/1/2020	Additions	Reductions	gain	(depreciation)	12/31/2020	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.55%
Information technology 0.00%
MKS Instruments, Inc.22			$ 308,028	$14,580	$87,945	$13,498	$82,829	$—	$ 2,040
Health care 0.04%
NuCana PLC (ADR)2			7,257	8,574	1	—	(2,463)	13,367	—
Consumer discretionary 0.51%
Kontoor Brands, Inc.			136,467	9,313	—	—	4,292	150,072	3,300

Total common stocks								163,439
Short-term securities 7.67%

Money market investments 7.67%
Capital Group Central Cash Fund 0.12%18			1,584,844	5,613,428	4,925,712	1,347	(216)	2,273,691	10,928

Total 8.22%						$14,845	$84,442	$2,437,130	$16,268

146American Funds Insurance Series

Asset Allocation Fund (continued)

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,524,494,000, which represented 5.14% of the net assets of the fund. This amount includes $1,490,120,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $13,741,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.

5Value determined using significant unobservable inputs.

6Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

7Amount less than one thousand.

8Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,283,591,000, which represented 4.33% of the net assets of the fund.

9Step bond; coupon rate may change at a later date.

10Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $33,087,000, which represented .11% of the net assets of the fund.

11Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

12Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

13Scheduled interest and/or principal payment was not received.

14All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,238,000, which represented .03% of the net assets of the fund.

15Index-linked bond whose principal amount moves with a government price index.

16Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

17Purchased on a TBA basis.

18Rate represents the seven-day yield at 12/31/2020.

19Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

20Notional amount is calculated based on the number of contracts and notional contract size.

21Value is calculated based on the notional amount and current market price.

22Unaffiliated issuer at 12/31/2020.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets

Rotech Healthcare Inc.	9/26/2013	$ 6,949	$ 13,074.04%
Advanz Pharma Corp. Ltd.	8/31/2018-9/4/2018	2,219	773.01

Total private placement securities		$9,168	$13,847.05%

Key to abbreviations and symbol

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CLO = Collateralized Loan Obligations

Dept. = Department

Dev. = Development

EFFR = Effective Federal Funds Rate

Fin. = Finance

G.O. = General Obligation

GDR = Global Depositary Receipts

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	147

Global Balanced Fund

Investment portfolio December 31, 2020

Common stocks 58.02%			Value
		Shares	(000)

Information	Taiwan Semiconductor Manufacturing Company, Ltd.1	772,000	$14,499
technology	Microsoft Corp.	51,361	11,423
14.67%	ASML Holding NV1	21,414	10,349
	Broadcom Inc.	19,688	8,620
	PagSeguro Digital Ltd., Class A2	98,303	5,591
	Tokyo Electron Ltd.1	12,300	4,588
	Keyence Corp.1	3,900	2,195
	Edenred SA1	38,207	2,168
	Visa Inc., Class A	8,945	1,957
	Mastercard Inc., Class A	5,259	1,877
	Amphenol Corp., Class A	13,928	1,821
	Murata Manufacturing Co., Ltd.1	18,800	1,693
			66,781

Health care	AstraZeneca PLC1	68,312	6,825
8.83%	UnitedHealth Group Inc.	14,645	5,136
	Humana Inc.	8,875	3,641
	Pfizer Inc.	88,181	3,246
	Thermo Fisher Scientific Inc.	6,032	2,810
	Merck & Co., Inc.	33,487	2,739
	Coloplast A/S, Class B1	17,427	2,662
	Mettler-Toledo International Inc.2	2,089	2,381
	Fisher & Paykel Healthcare Corp. Ltd.1	87,349	2,074
	Novartis AG1	20,845	1,969
	Cigna Corp.	6,958	1,449
	Carl Zeiss Meditec AG, non-registered shares1	10,029	1,334
	Viatris Inc.2	63,052	1,182
	Gilead Sciences, Inc.	16,639	969
	Koninklijke Philips NV (EUR denominated)1,2	16,938	906
	Bayer AG1	14,514	853
			40,176

Financials	JPMorgan Chase & Co.	53,654	6,818
7.28%	Zurich Insurance Group AG1	13,094	5,550
	Berkshire Hathaway Inc., Class A2	11	3,826
	BlackRock, Inc.	4,013	2,895
	AIA Group Ltd.1	206,600	2,545
	Hong Kong Exchanges and Clearing Ltd.1	43,100	2,370
	Tokio Marine Holdings, Inc.1	40,000	2,072
	S&P Global Inc.	5,890	1,936
	B3 SA - Brasil, Bolsa, Balcao	154,305	1,841
	Deutsche Boerse AG1	10,789	1,832
	FinecoBank SpA1,2	89,681	1,464
			33,149

Consumer staples	Nestlé SA1	49,011	5,770
6.32%	Philip Morris International Inc.	62,968	5,213
	Kweichow Moutai Co., Ltd., Class A1	12,400	3,790
	British American Tobacco PLC1	88,645	3,297
	British American Tobacco PLC (ADR)	4,587	172
	Altria Group, Inc.	81,153	3,327
	Keurig Dr Pepper Inc.	98,392	3,149
	Budweiser Brewing Co. APAC Ltd.1	367,900	1,216
	Coca-Cola European Partners PLC	20,787	1,036
	Coca-Cola Company	17,456	957
	Procter & Gamble Company	5,916	823

			28,750

148American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	LVMH Moët Hennessy-Louis Vuitton SE1	7,305	$ 4,564
discretionary	Home Depot, Inc.	14,441	3,836
5.27%	Amazon.com, Inc.2	905	2,947
	Ocado Group PLC1,2	91,873	2,879
	Darden Restaurants, Inc.	17,400	2,073
	Domino’s Pizza, Inc.	4,733	1,815
	Alibaba Group Holding Ltd.1,2	57,300	1,674
	General Motors Company	34,796	1,449
	Ferrari NV1	5,608	1,297
	Peugeot SA1,2	31,465	861
	Wynn Resorts, Ltd.	5,258	593

			23,988

Industrials	Airbus SE, non-registered shares1,2	25,944	2,850
4.99%	SITC International Holdings Co. Ltd.1	1,109,000	2,401
	SMC Corp.1	3,700	2,260
	Lockheed Martin Corp.	6,285	2,231
	Spirax-Sarco Engineering PLC1	12,695	1,962
	MTU Aero Engines AG1	7,308	1,904
	Watsco, Inc.	6,594	1,494
	CSX Corp.	16,155	1,466
	BAE Systems PLC1	201,878	1,350
	Honeywell International Inc.	5,705	1,214
	United Parcel Service, Inc., Class B	6,356	1,070
	Union Pacific Corp.	4,976	1,036
	Nidec Corp.1	7,400	932
	Boeing Company	2,458	526

			22,696

Communication	SoftBank Corp.1	295,200	3,701
services	Alphabet Inc., Class C2	1,708	2,992
2.86%	Nintendo Co., Ltd.1	4,500	2,872
	Verizon Communications Inc.	46,262	2,718
	América Móvil, SAB de CV, Series L (ADR)	49,856	725

			13,008

Materials	Givaudan SA1	657	2,768
2.86%	Vale SA, ordinary nominative	138,510	2,332
	Croda International PLC1	24,263	2,192
	LyondellBasell Industries NV	17,400	1,595
	Akzo Nobel NV1	14,721	1,581
	Koninklijke DSM NV1	8,699	1,499
	Rio Tinto PLC1	13,862	1,037
			13,004

Real estate	Crown Castle International Corp. REIT	18,510	2,947
2.69%	Equinix, Inc. REIT	3,430	2,450
	Longfor Group Holdings Ltd.1	374,000	2,196
	Gaming and Leisure Properties, Inc. REIT	43,213	1,832
	American Tower Corp. REIT	7,855	1,763
	Shimao Group Holdings Ltd.1	334,500	1,069
	Shimao Services Holdings Ltd.1,2	4,271	7
			12,264

American Funds Insurance Series	149

Global Balanced Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	TC Energy Corp. (CAD denominated)	51,157	$ 2,080
1.25%	Baker Hughes Co., Class A	78,260	1,632
	Chevron Corp.	13,871	1,171
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	73,448	825

			5,708

Utilities	Enel SpA1	365,980	3,696
1.00%	Brookfield Infrastructure Partners LP	17,213	852

			4,548

	Total common stocks (cost: $171,327,000)		264,072
Preferred securities 0.45%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares1	30,276	2,055
technology
	Total preferred securities (cost: $1,560,000)		2,055
0.45%
		Principal amount

Bonds, notes & other debt instruments 31.89%
		(000)

Bonds & notes of governments & government agencies outside the U.S. 14.75%

	Abu Dhabi (Emirate of) 2.50% 20223	$200	207
	Abu Dhabi (Emirate of) 0.75% 20233	275	276
	Abu Dhabi (Emirate of) 3.125% 20273	200	225
	Agricultural Development Bank of China 3.75% 2029	CNY550	85
	Agricultural Development Bank of China 2.96% 2030	4,350	630
	Australia (Commonwealth of), Series 152, 2.75% 2028	A$1,175	1,046
	Australia (Commonwealth of), Series 162, 1.75% 2051	400	294
	Bermuda 2.375% 20303	$200	210
	Brazil (Federative Republic of) 0% 2021	BRL3,000	572
	Brazil (Federative Republic of) 6.00% 20244	2,395	532
	Brazil (Federative Republic of) 10.00% 2027	1,200	273
	Canada 2.25% 2025	C$1,400	1,191
	Canada 2.25% 2029	1,440	1,286
	Chile (Republic of) 4.50% 2026	CLP235,000	379
	China (People’s Republic of), Series 1916, 3.12% 2026	CNY6,650	1,017
	China (People’s Republic of), Series INBK, 2.85% 2027	6,000	902
	China (People’s Republic of), Series 1906, 3.29% 2029	5,500	845
	China (People’s Republic of), Series 1910, 3.86% 2049	5,010	778
	China (People’s Republic of), Series INBK, 3.39% 2050	300	43
	China Development Bank Corp., Series 1805, 4.04% 2028	5,000	789
	China Development Bank Corp., Series 1905, 3.48% 2029	11,780	1,785
	Colombia (Republic of) 5.75% 2027	COP2,154,200	669
	Colombia (Republic of), Series B, 7.75% 2030	453,000	156
	French Republic O.A.T. 3.25% 2045	€160	338
	Germany (Federal Republic of) 0% 2025	910	1,152
	Germany (Federal Republic of) 0.50% 2027	675	893
	Germany (Federal Republic of) 0.25% 2029	830	1,091
	Germany (Federal Republic of) 0% 2030	705	910
	Germany (Federal Republic of) 0% 2030	400	516
	Germany (Federal Republic of) 0% 2050	610	782
	Greece (Hellenic Republic of) 3.375% 2025	475	659
	Greece (Hellenic Republic of) 3.75% 2028	280	421
	Greece (Hellenic Republic of) 3.875% 2029	270	418
	Indonesia (Republic of) 3.75% 2022	$410	427
	Indonesia (Republic of) 3.85% 20273	400	458
	Indonesia (Republic of), Series 78, 8.25% 2029	IDR3,977,000	327
	Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	77

150American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Indonesia (Republic of), Series 87, 6.50% 2031	IDR2,010,000	$ 150
Indonesia (Republic of), Series 74, 7.50% 2032	597,000	46
Indonesia (Republic of), Series 65, 6.625% 2033	1,493,000	109
Israel (State of) 2.875% 2024	€200	267
Israel (State of) 1.50% 2027	100	133
Israel (State of) 2.00% 2027	ILS2,600	888
Israel (State of) 5.50% 2042	700	373
Italy (Republic of) 0.10% 20234	€772	965
Italy (Republic of) 0.95% 2027	1,025	1,315
Japan, Series 134, 0.10% 2022	¥31,900	310
Japan, Series 17, 0.10% 20234	10,450	101
Japan, Series 19, 0.10% 20244	30,330	294
Japan, Series 18, 0.10% 20244	20,780	202
Japan, Series 145, 0.10% 2025	110,200	1,078
Japan, Series 21, 0.10% 20264	40,483	394
Japan, Series 346, 0.10% 2027	173,250	1,699
Japan, Series 22, 0.10% 20274	25,376	247
Japan, Series 23, 0.10% 20284	66,293	644
Japan, Series 24, 0.10% 20294	213,289	2,076
Japan, Series 356, 0.10% 2029	112,800	1,105
Japan, Series 360, 0.10% 2030	415,150	4,052
Japan, Series 152, 1.20% 2035	212,000	2,339
Japan, Series 42, 1.70% 2044	94,100	1,156
Kuwait (State of) 2.75% 20223	$200	206
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	372
Malaysia (Federation of), Series 0417, 3.899% 2027	1,300	355
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	822
Malaysia (Federation of), Series 0519, 3.757% 2040	1,650	431
Malaysia (Federation of), Series 0216, 4.736% 2046	609	173
Morocco (Kingdom of) 4.25% 2022	$200	211
Morocco (Kingdom of) 3.50% 2024	€100	133
Morocco (Kingdom of) 1.375% 2026	130	160
Morocco (Kingdom of) 1.50% 2031	125	149
Morocco (Kingdom of) 1.50% 2031	100	119
Morocco (Kingdom of) 3.00% 20323	$200	204
National Highways Authority of India 7.17% 2021	INR30,000	424
Netherlands (Kingdom of the) 0% 2027	€810	1,029
Netherlands (Kingdom of the) 5.50% 2028	100	176
Norway (Kingdom of) 1.75% 2025	NKr4,000	489
Nova Scotia (Province of) 3.15% 2051	C$170	165
Panama (Republic of) 3.16% 2030	$265	294
Peru (Republic of) 2.392% 2026	90	96
Peru (Republic of) 6.15% 2032	PEN600	202
Peru (Republic of) 5.625% 2050	$20	32
Philippines (Republic of) 1.648% 2031	200	203
Qatar (State of) 3.40% 20253	200	221
Qatar (State of) 4.50% 20283	500	607
Quebec (Province of) 1.90% 2030	C$700	581
Romania 3.624% 2030	€692	1,011
Romania 3.624% 2030	225	329
Romania 2.00% 2032	100	128
Romania 3.50% 2034	65	95
Romania 3.875% 2035	170	255
Romania 3.375% 2038	250	352
Romania 4.625% 2049	184	304
Romania 4.625% 2049	25	41
Romania 3.375% 2050	73	103
Russian Federation 7.00% 2023	RUB16,600	237
Russian Federation 2.875% 2025	€200	270
Russian Federation 2.875% 2025	100	135
Russian Federation 4.25% 2027	$200	229
American Funds Insurance Series	151

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Russian Federation 6.90% 2029	RUB25,250	$ 367
	Russian Federation 7.65% 2030	6,000	92
	Russian Federation 8.50% 2031	5,530	90
	Russian Federation 7.70% 2033	23,030	351
	Russian Federation 7.25% 2034	8,140	120
	Saudi Arabia (Kingdom of) 2.894% 20223	$200	206
	Saudi Arabia (Kingdom of) 3.625% 20283	200	224
	Serbia (Republic of) 3.125% 2027	€915	1,259
	Singapore (Republic of) 2.625% 2028	S$275	236
	Singapore (Republic of) 2.875% 2029	155	137
	Singapore (Republic of) 2.875% 2030	165	148
	South Africa (Republic of), Series R-214, 6.50% 2041	ZAR2,200	98
	South Africa (Republic of), Series R-2048, 8.75% 2048	6,300	353
	South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	525
	South Korea (Republic of), Series 2503, 1.50% 2025	639,700	595
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$250	218
	Thailand (Kingdom of) 2.125% 2026	THB16,450	594
	Ukraine 6.75% 2026	€150	202
	United Kingdom 1.75% 2022	£280	395
	United Kingdom 2.75% 2024	50	76
	United Kingdom 4.75% 2030	460	911
	United Kingdom 4.25% 2032	280	553
	United Kingdom 4.50% 2034	225	476
	United Kingdom 0.625% 2035	600	833
	United Kingdom 3.25% 2044	250	526
	United Mexican States 0.70% 2021	¥100,000	968
	United Mexican States, Series M, 7.50% 2027	MXN25,740	1,473
	United Mexican States, Series M20, 8.50% 2029	11,500	705
	United Mexican States 2.659% 2031	$216	222
	United Mexican States, Series M, 8.00% 2047	MXN4,000	237

			67,135
U.S. Treasury bonds & notes 10.85%

U.S. Treasury	U.S. Treasury 0.125% 2022	$8,318	8,319
10.36%	U.S. Treasury 1.875% 2022	700	713
	U.S. Treasury 1.875% 2022	600	617
	U.S. Treasury 0.375% 2025	8,605	8,616
	U.S. Treasury 2.25% 2027	700	774
	U.S. Treasury 2.25% 2027	300	333
	U.S. Treasury 2.875% 20285	1,275	1,477
	U.S. Treasury 2.875% 2028	700	813
	U.S. Treasury 0.625% 2030	2,640	2,580
	U.S. Treasury 0.625% 2030	650	633
	U.S. Treasury 0.875% 2030	14,286	14,231
	U.S. Treasury 2.875% 2046	400	511
	U.S. Treasury 1.375% 20505	8,058	7,540
			47,157

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.25% 20294	713	807
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 20444,5	279	403
securities	U.S. Treasury Inflation-Protected Security 1.00% 20494,5	724	1,021
0.49%
			2,231

	Total U.S. Treasury bonds & notes		49,388

152American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 4.81%

Financials	ACE INA Holdings Inc. 2.875% 2022	$10	$10
1.23%	ACE INA Holdings Inc. 3.35% 2026	10	11
	ACE INA Holdings Inc. 4.35% 2045	20	27
	Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)6	€100	137
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)6	$100	107
	Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)6	500	511
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)6	236	267
	Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)6	20	21
	CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)6	€100	126
	China Construction Bank Corp. 2.45% 2030
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)6	$300	308
	Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)6	175	192
	Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)6	130	135
	Goldman Sachs Group, Inc. 3.50% 2025	207	230
	Goldman Sachs Group, Inc. 4.017% 2038
	(3-month USD-LIBOR + 1.373% on 10/31/2037)6	78	95
	Groupe BPCE SA 0.64% 2022	¥100,000	972
	Groupe BPCE SA 5.70% 20233	$200	227
	Groupe BPCE SA 1.00% 2025	€100	127
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)6	$200	228
	JPMorgan Chase & Co. 3.25% 2022	28	30
	JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)6	160	197
	Mizuho Financial Group, Ltd. 2.721% 2023
	(3-month USD-LIBOR + 0.84% on 7/16/2022)6	271	280
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)6	200	202
	Morgan Stanley 3.125% 2026	110	123
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)6	72	78
	New York Life Insurance Company 3.75% 20503	23	28
	PNC Financial Services Group, Inc. 2.854% 20226	100	105
	Rabobank Nederland 3.875% 2023	€100	134
	Skandinaviska Enskilda Banken AB 2.80% 2022	$250	257
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)6	400	426
			5,591

Utilities	Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 20233	200	212
1.05%	Berkshire Hathaway Energy Company 3.70% 20303	25	30
	Berkshire Hathaway Energy Company 1.65% 20313	175	175
	CMS Energy Corp. 3.00% 2026	150	166
	Duke Energy Carolinas, LLC 3.05% 2023	280	296
	Duke Energy Progress, LLC 3.70% 2028	75	88
	Edison International 4.125% 2028	160	178
	Enel Finance International SA 2.75% 20233	200	209
	Enel Finance International SA 3.50% 20283	200	228
	Enersis Américas SA 4.00% 2026	35	39
	Exelon Corp. 3.40% 2026	150	169
	Exelon Corp., junior subordinated, 3.497% 20226	25	26
	FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)6	120	132
	FirstEnergy Corp. 3.50% 20283	35	37
	Interstate Power and Light Co. 2.30% 2030	50	53
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	255
	NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	502
	Niagara Mohawk Power Corp. 3.508% 20243	85	93
	Pacific Gas and Electric Co. 2.95% 2026	25	26
	Pacific Gas and Electric Co. 2.10% 2027	100	102
	Pacific Gas and Electric Co. 4.65% 2028	114	130
	Pacific Gas and Electric Co. 4.55% 2030	31	35
	Pacific Gas and Electric Co. 2.50% 2031	600	602
	Pacific Gas and Electric Co. 3.50% 2050	137	137
American Funds Insurance Series	153

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	State Grid Overseas Investment Ltd. 1.25% 2022	€100	$ 124
(continued)	State Grid Overseas Investment Ltd. 3.50% 20273	$450	501
	Xcel Energy Inc. 3.35% 2026	216	244

			4,789

Communication	AT&T Inc. 2.75% 2031	375	401
services	AT&T Inc. 2.55% 20333	64	66
0.48%	Comcast Corp. 3.95% 2025	80	92
	Deutsche Telekom International Finance BV 9.25% 2032	45	76
	France Télécom 9.00% 20316	65	107
	KT Corp. 0.22% 2022	¥100,000	966
	T-Mobile US, Inc. 2.05% 20283	$200	208
	Walt Disney Company 2.65% 2031	240	263

			2,179

Health care	Abbott Laboratories 3.75% 2026	51	60
0.46%	Aetna Inc. 2.80% 2023	10	10
	Amgen Inc. 1.90% 2025	40	42
	Amgen Inc. 2.20% 2027	30	32
	AstraZeneca PLC 3.50% 2023	150	162
	Bayer US Finance II LLC 3.875% 20233	200	218
	Becton, Dickinson and Company 2.894% 2022	47	49
	Becton, Dickinson and Company 3.734% 2024	35	39
	Becton, Dickinson and Company 3.70% 2027	43	49
	Becton, Dickinson and Company 2.823% 2030	28	31
	Bristol-Myers Squibb Co. 2.90% 2024	178	193
	Cigna Corp. 4.125% 2025	80	92
	EMD Finance LLC 3.25% 20253	250	274
	Medtronic, Inc. 3.50% 2025	31	35
	Novartis Capital Corp. 1.75% 2025	31	33
	Novartis Capital Corp. 2.00% 2027	34	36
	Novartis Capital Corp. 2.20% 2030	73	78
	Stryker Corp. 0.75% 2029	€210	267
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	137
	Thermo Fisher Scientific Inc. 4.133% 2025	$84	96
	Upjohn Inc. 2.70% 20303	142	151
			2,084

Energy	Canadian Natural Resources Ltd. 2.95% 2030	161	173
0.39%	Enbridge Inc. 4.25% 2026	70	82
	Enbridge Inc. 3.70% 2027	45	51
	Equinor ASA 1.75% 2026	35	37
	Equinor ASA 2.375% 2030	70	75
	Exxon Mobil Corp. 2.992% 2025	135	148
	Exxon Mobil Corp. 3.482% 2030	170	198
	Halliburton Company 3.80% 2025	3	3
	MPLX LP 2.65% 2030	75	79
	Petróleos Mexicanos 7.19% 2024	MXN1,335	61
	Petróleos Mexicanos 7.47% 2026	5,330	224
	Saudi Arabian Oil Co. 1.625% 20253	$200	205
	Shell International Finance BV 3.50% 2023	330	359
	Statoil ASA 3.70% 2024	50	55

			1,750

154American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Amazon.com, Inc. 2.80% 2024	$170	$184
discretionary	Amazon.com, Inc. 1.20% 2027	50	51
0.36%	Amazon.com, Inc. 2.50% 2050	305	316
	Bayerische Motoren Werke AG 3.90% 20253	70	79
	Bayerische Motoren Werke AG 4.15% 20303	70	85
	DaimlerChrysler North America Holding Corp. 2.00% 20213	200	201
	Hyundai Capital America 3.25% 20223	65	68
	Hyundai Capital America 2.375% 20273	109	114
	Hyundai Capital Services Inc. 3.75% 20233	250	266
	Toyota Motor Credit Corp. 2.90% 2023	100	106
	Toyota Motor Credit Corp. 3.00% 2025	100	110
	Toyota Motor Credit Corp. 3.375% 2030	33	39

			1,619

Consumer staples	Altria Group, Inc. 1.00% 2023	€110	137
0.35%	Altria Group, Inc. 2.20% 2027	270	360
	Anheuser-Busch InBev NV 4.00% 2028	$100	118
	Anheuser-Busch InBev NV 4.75% 2029	220	272
	British American Tobacco PLC 3.215% 2026	62	68
	British American Tobacco PLC 3.557% 2027	105	117
	British American Tobacco PLC 3.462% 2029	75	82
	Conagra Brands, Inc. 4.30% 2024	210	235
	Keurig Dr Pepper Inc. 4.597% 2028	175	213

			1,602

Real estate	American Campus Communities, Inc. 3.75% 2023	100	106
0.19%	American Campus Communities, Inc. 4.125% 2024	90	98
	Corporate Office Properties LP 3.60% 2023	65	69
	Equinix, Inc. 2.15% 2030	197	201
	Essex Portfolio LP 3.50% 2025	120	133
	Essex Portfolio LP 3.375% 2026	40	45
	WEA Finance LLC 3.75% 20243	200	211
			863

Industrials	Carrier Global Corp. 2.242% 2025	36	38
0.15%	Carrier Global Corp. 2.493% 2027	30	32
	CCCI Treasure Ltd. 3.425%
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)6	200	198
	CSX Corp. 3.80% 2050	6	7
	CSX Corp. 2.50% 2051	75	75
	Lima Metro Line 2 Finance Ltd. 5.875% 20343	105	127
	United Technologies Corp. 4.125% 2028	170	203

			680

Information	Broadcom Inc. 3.15% 2025	70	76
technology	Broadcom Inc. 4.15% 2030	70	81
0.13%	Microsoft Corp. 2.40% 2026	187	204
	Oracle Corp. 2.65% 2026	216	238

			599

Materials	Vale Overseas Ltd. 3.75% 2030	94	105
0.02%
	Total corporate bonds, notes & loans		21,861

American Funds Insurance Series	155

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 1.42%

Other	Korea Housing Finance Corp. 2.00% 20213,7	$250	$253
mortgage-backed	Nordea Kredit 0.50% 20407	DKr1,846	305
securities	Nykredit Realkredit AS, Series 01E, 1.50% 20377	821	140
0.73%	Nykredit Realkredit AS, Series 01E, 0.50% 20407	12,241	2,021
	Nykredit Realkredit AS, Series 01E, 1.50% 20407	2,102	358
	Nykredit Realkredit AS, Series 01E, 0.50% 20507	1,466	238
			3,315

Federal agency	Fannie Mae Pool #MA4228 1.50% 20367	$1,042	1,073
mortgage-backed	Freddie Mac Pool #SB8083 1.50% 20367	267	275
obligations	Freddie Mac Pool #2B7343 3.711% 20497,8	136	142
0.69%	Government National Mortgage Assn. 4.00% 20517,9	75	80
	Government National Mortgage Assn. Pool #MA5986 4.00% 20497	18	19
	Uniform Mortgage-Backed Security 1.50% 20367,9	1,508	1,550
			3,139

	Total mortgage-backed obligations		6,454
Municipals 0.04%

Ohio	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
0.02%	(Infrastructure Projects), Series 2020-A, 3.216% 2048	100	102

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.02%	Series 2020-B, 3.236% 2052	80	84

	Total municipals		186
Asset-backed obligations 0.02%

	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20603,7,8	93	95
	Total bonds, notes & other debt instruments (cost: $137,636,000)		145,119
Short-term securities 9.30%

Money market investments 5.35%

	Capital Group Central Cash Fund 0.12%10,11	243,271	24,329

Commercial paper 3.95%

	Toronto-Dominion Bank 0.19% due 1/19/20213	9,000	9,000
	NRW.Bank 0.21% due 1/22/20213	9,000	8,999
			17,999

	Total short-term securities (cost: $42,325,000)		42,328

	Total investment securities 99.66% (cost: $352,848,000)		453,574
	Other assets less liabilities 0.34%		1,558

	Net assets 100.00%		$455,132

156American Funds Insurance Series

Global Balanced Fund (continued)

Futures contracts

							Unrealized
					Notional	Value at	appreciation
			Number of		amount12	12/31/202013	at 12/31/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

10 Year Ultra U.S. Treasury Note Futures		Short	18	March 2021	$(1,800)	$(2,814)	$3
Forward currency contracts

							Unrealized
Contract amount							appreciation
							(depreciation)

Purchases	Sales					Settlement	at 12/31/2020
(000)	(000)		Counterparty			date	(000)

GBP626	USD833		Citibank			1/6/2021	$ 24
EUR560	USD665		Goldman Sachs			1/6/2021	19
ILS800	USD239		Standard Chartered Bank			1/6/2021	9
JPY39,700	USD383		UBS AG			1/6/2021	2
CAD10	USD8		Standard Chartered Bank			1/6/2021	—14
GBP200	EUR224		Citibank			1/6/2021	—14
USD275	MXN5,550		HSBC Bank			1/6/2021	(4)
PLN1,400	USD372		Citibank			1/7/2021	3
EUR715	USD860		Bank of New York Mellon			1/8/2021	14
CNH3,320	USD505		HSBC Bank			1/8/2021	6
USD377	PLN1,400		Barclays Bank PLC			1/8/2021	3
USD451	EUR370		Citibank			1/8/2021	(1)
USD520	EUR430		JPMorgan Chase			1/8/2021	(5)
USD717	MXN14,415		HSBC Bank			1/8/2021	(6)
USD541	CAD700		Standard Chartered Bank			1/8/2021	(9)
USD397	ZAR6,080		Standard Chartered Bank			1/8/2021	(16)
USD899	ILS2,960		Citibank			1/8/2021	(23)
CAD1,400	USD1,094		Goldman Sachs			1/12/2021	6
USD260	AUD350		Citibank			1/12/2021	(10)
JPY234,930	USD2,252		HSBC Bank			1/14/2021	24
CLP175,000	USD237		Citibank			1/14/2021	9
KRW320,500	USD295		Standard Chartered Bank			1/14/2021	—14
USD421	INR31,100		HSBC Bank			1/14/2021	(4)
USD11	RUB800		Citibank			1/15/2021	—14
EUR717	USD871		Goldman Sachs			1/19/2021	5
CZK11,700	EUR444		Standard Chartered Bank			1/19/2021	2
USD549	CAD700		Barclays Bank PLC			1/19/2021	(1)
USD513	CNH3,360		Goldman Sachs			1/19/2021	(3)
USD540	CZK11,700		Standard Chartered Bank			1/19/2021	(5)
ILS2,000	USD617		Goldman Sachs			1/21/2021	6
MXN8,100	USD404		Morgan Stanley			1/21/2021	2
CNH1,700	USD261		Goldman Sachs			1/21/2021	—14
USD174	JPY18,000		Goldman Sachs			1/21/2021	—14
USD523	ILS1,700		JPMorgan Chase			1/21/2021	(6)
USD545	BRL2,788		Goldman Sachs			1/22/2021	8
KRW476,000	USD435		Citibank			1/22/2021	3
USD431	KRW476,000		Citibank			1/22/2021	(7)
EUR3,234	USD3,945		HSBC Bank			1/25/2021	8
CAD1,170	USD896		Morgan Stanley			1/29/2021	24
CAD1,170	USD897		Citibank			1/29/2021	22
MXN6,630	USD317		Morgan Stanley			1/29/2021	15
MXN6,640	USD319		Morgan Stanley			1/29/2021	13
ZAR2,790	USD177		JPMorgan Chase			1/29/2021	12
EUR502	DKK3,737		Citibank			1/29/2021	—14
EUR63	DKK467		Goldman Sachs			1/29/2021	—14
EUR63	DKK467		Citibank			1/29/2021	—14
American Funds Insurance Series	157

Global Balanced Fund (continued)

Forward currency contracts (continued)

						Unrealized
Contract amount						appreciation
						(depreciation)

Purchases	Sales			Settlement		at 12/31/2020
(000)	(000)	Counterparty			date	(000)

EUR1,219	DKK9,069	Citibank		1/29/2021		$—14
USD280	AUD370	HSBC Bank		1/29/2021		(5)
USD169	ZAR2,790	Bank of America		1/29/2021		(21)
USD617	MXN13,270	Morgan Stanley		1/29/2021		(48)
USD1,764	CAD2,340	Citibank		1/29/2021		(74)
CAD1,390	USD1,074	Barclays Bank PLC		2/10/2021		18
USD1,027	CAD1,320	Goldman Sachs		2/10/2021		(11)

						$(2)
Swap contracts

Interest rate swaps					Upfront	Unrealized

				Value at	premium	appreciation
		Expiration	Notional	12/31/2020	paid	at 12/31/2020
Receive	Pay	date	(000)	(000)	(000)	(000)

(0.0955)%	6-month EURIBOR	7/22/2024	€2,200	$21	$—	$21
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
					Upfront	Unrealized
				Value at	premium	depreciation
Receive/		Expiration	Notional	12/31/2020	paid	at 12/31/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)

1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$3,800	$93	$93	$—14

Investments in affiliates11

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.35%
Money market investments 5.35%
Capital Group Central Cash Fund 0.12%10	$2,825	$130,916	$109,410	$3	$(5)	$24,329	$103

158American Funds Insurance Series
Global Balanced Fund (continued)

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $131,628,000, which represented 28.92% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,404,000, which represented 5.58% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.

5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $184,000, which represented .04% of the net assets of the fund.

6Step bond; coupon rate may change at a later date.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

9Purchased on a TBA basis.

10Rate represents the seven-day yield at 12/31/2020.

11Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

12Notional amount is calculated based on the number of contracts and notional contract size.

13Value is calculated based on the notional amount and current market price.

14Amount less than one thousand.

Key to abbreviations and symbols ADR = American Depositary Receipts AUD/A$ = Australian dollars

BRL = Brazilian reais CAD/C$ = Canadian dollars CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi COP = Colombian pesos

CZK = Czech korunas DKK/DKr = Danish kroner EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate GBP/£ = British pounds

IDR = Indonesian rupiah ILS = Israeli shekels INR = Indian rupees JPY/¥ = Japanese yen

See notes to financial statements.

KRW = South Korean won

LIBOR = London Interbank Offered Rate MXN = Mexican pesos

MYR = Malaysian ringgits NKr = Norwegian kroner PEN = Peruvian nuevos soles PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles S$ = Singapore dollars

SOFR = Secured Overnight Financing Rate TBA = To-be-announced

THB = Thai baht USD/$ = U.S. dollars ZAR = South African rand

American Funds Insurance Series	159

Bond Fund

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 96.71%		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 33.25%

Financials	ACE INA Holdings Inc. 2.875% 2022	$3,625	$3,781
7.75%	ACE INA Holdings Inc. 3.35% 2026	2,025	2,283
	ACE INA Holdings Inc. 4.35% 2045	2,220	3,011
	AerCap Holdings NV 6.50% 2025	1,798	2,151
	Ally Financial Inc. 5.125% 2024	1,500	1,730
	Ally Financial Inc. 8.00% 2031	8,479	12,081
	Ally Financial Inc. 8.00% 2031	7,070	10,393
	American International Group, Inc. 4.20% 2028	9,875	11,733
	American International Group, Inc. 3.40% 2030	12,313	14,111
	American International Group, Inc. 4.375% 2050	3,455	4,524
	Assicurazioni Generali SpA 10.125% 2042
	(3-month EUR-EURIBOR + 9.181% on 7/10/2022)1	€3,800	5,376
	Banco Do Brasil, SA 4.75% 20242	$10,000	10,775
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)1	16,676	18,867
	Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)1	2,515	2,542
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)1	21,177	21,463
	Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	11,520
	BNP Paribas 3.80% 20242	18,775	20,490
	BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)1,2	2,875	3,073
	BNP Paribas 3.375% 20252	6,425	7,049
	BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)1,2	12,000	12,565
	CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)1	5,410	5,728
	CIT Group Inc. 4.75% 2024	2,066	2,263
	Citigroup Inc. 4.60% 2026	1,800	2,111
	Citigroup Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)1	1,000	1,134
	Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)1	3,001	3,306
	Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)1	18,102	19,300
	Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)1	18,470	22,399
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	4,450	4,620
	Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)1,2	12,000	12,555
	Credit Suisse Group AG 3.80% 2023	12,925	13,927
	Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)1,2	500	542
	Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)1,2	850	895
	Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)1,2	5,750	6,014
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)1,2	3,096	3,644
	Deutsche Bank AG 3.15% 2021	28,037	28,068
	Deutsche Bank AG 3.375% 2021	1,300	1,313
	Deutsche Bank AG 4.25% 2021	27,043	27,116
	Deutsche Bank AG 4.25% 2021	525	538
	Deutsche Bank AG 3.30% 2022	2,695	2,812
	Deutsche Bank AG 5.00% 2022	2,675	2,798
	Deutsche Bank AG 3.95% 2023	6,350	6,751
	Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)1	10,475	10,782
	Deutsche Bank AG 3.70% 2024	4,950	5,330
	Deutsche Bank AG 3.70% 2024	2,750	2,967
	Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)1	8,835	9,662
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)1	42,015	42,990
	Deutsche Bank AG 4.10% 2026	7,305	8,154
	Deutsche Bank AG 4.10% 2026	857	950
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)1	2,900	3,151
	GE Capital Funding, LLC 4.05% 20272	5,346	6,119
	GE Capital Funding, LLC 4.40% 20302	10,000	11,791
	Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,074
	Goldman Sachs Group, Inc. 3.814% 2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)1	9,600	11,126
	Goldman Sachs Group, Inc., junior subordinated, 5.30%
	(3-month USD-LIBOR + 3.834% on 11/10/2026)1	1,750	1,916
	Groupe BPCE SA 2.75% 20232	6,875	7,192
	Groupe BPCE SA 5.70% 20232	28,166	31,898
	Groupe BPCE SA 5.15% 20242	5,481	6,247
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)1,2	6,350	6,504

160American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)1	$12,000	$ 14,200
(continued)	Intesa Sanpaolo SpA 3.375% 20232	10,035	10,514
	Intesa Sanpaolo SpA 3.25% 20242	770	823
	Intesa Sanpaolo SpA 5.017% 20242	68,143	74,578
	Intesa Sanpaolo SpA 5.71% 20262	15,400	17,634
	Intesa Sanpaolo SpA 3.875% 20272	6,250	6,866
	Intesa Sanpaolo SpA 3.875% 20282	1,986	2,194
	JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)1	4,750	5,046
	JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)1	9,600	10,958
	JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)1	11,980	14,331
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)1	1,766	1,900
	Lloyds Banking Group PLC 2.438% 2026
	(UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)1	2,675	2,827
	Lloyds Banking Group PLC 4.375% 2028	8,825	10,505
	MetLife Capital Trust IV, junior subordinated,
	7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)1,2	1,405	1,985
	MetLife, Inc. 3.60% 2025	3,490	3,954
	Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)1	6,000	6,036
	Morgan Stanley 2.50% 2021	19,200	19,320
	Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)1	2,300	2,461
	New York Life Insurance Company 3.75% 20502	5,749	6,884
	PNC Financial Services Group, Inc. 2.854% 20221	5,850	6,127
	PNC Funding Corp. 3.30% 2022	8,700	8,989
	Rede D’Or Finance SARL 4.50% 20302	3,000	3,133
	Santander Holdings USA, Inc. 3.50% 2024	8,325	8,997
	Synchrony Financial 2.85% 2022	5,400	5,578
	Synchrony Financial 4.375% 2024	3,640	4,009
	Travelers Companies, Inc. 2.55% 2050	768	809
	UBS Group AG 1.364% 2027
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)1,2	1,675	1,695
	UniCredit SpA 3.75% 20222	2,545	2,638
	UniCredit SpA 6.572% 20222	11,295	11,904
	UniCredit SpA 4.625% 20272	1,395	1,588
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)1,2	16,130	18,192
	UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)1,2	10,221	12,362
	UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)1,2	606	668
	Wells Fargo & Company 2.10% 2021	16,800	16,971
	Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)1	20,480	21,659
	Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)1	10,408	10,968
	Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)1	14,200	15,038
			883,546

Energy	Apache Corp. 4.625% 2025	645	678
5.65%	Apache Corp. 4.875% 2027	5,475	5,812
	Apache Corp. 4.25% 2030	2,465	2,593
	Apache Corp. 4.75% 2043	12,100	12,569
	Apache Corp. 4.25% 2044	2,100	2,077
	Apache Corp. 5.35% 2049	800	823
	Baker Hughes, a GE Co. 4.486% 2030	914	1,099
	Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,984
	BP Capital Markets America Inc. 2.772% 2050	6,417	6,349
	BP Capital Markets PLC 3.00% 2050	8,284	8,490
	Canadian Natural Resources Ltd. 2.05% 2025	3,849	4,041
	Canadian Natural Resources Ltd. 3.85% 2027	1,151	1,293
	Canadian Natural Resources Ltd. 2.95% 2030	2,374	2,542
	Cenovus Energy Inc. 3.80% 2023	1,120	1,164
	Cenovus Energy Inc. 4.25% 2027	12,685	13,858
	Cenovus Energy Inc. 5.25% 2037	770	872
	Cenovus Energy Inc. 5.40% 2047	15,180	17,821
American Funds Insurance Series	161

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Cheniere Energy, Inc. 7.00% 2024	$ 410	$ 479
(continued)	Cheniere Energy, Inc. 5.125% 2027	16,000	18,946
	Cheniere Energy, Inc. 3.70% 2029	7,369	8,215
	Chevron Corp. 2.355% 2022	4,800	4,973
	Chevron Corp. 3.078% 2050	1,114	1,239
	Chevron USA Inc. 2.343% 2050	1,365	1,330
	Columbia Pipeline Partners LP 5.80% 2045	1,410	1,929
	Concho Resources Inc. 4.30% 2028	6,095	7,207
	Concho Resources Inc. 4.85% 2048	5,000	6,735
	DCP Midstream Operating LP 4.95% 2022	500	517
	Enbridge Energy Partners, LP 4.20% 2021	6,325	6,432
	Enbridge Energy Partners, LP 5.875% 2025	7,700	9,420
	Enbridge Energy Partners, LP 7.375% 2045	18,154	27,723
	Enbridge Inc. 4.00% 2023	1,500	1,633
	Energy Transfer Operating, LP 5.875% 2024	294	331
	Energy Transfer Operating, LP 2.90% 2025	4,402	4,661
	Energy Transfer Operating, LP 3.75% 2030	7,707	8,319
	Energy Transfer Operating, LP 5.00% 2050	15,408	16,699
	Energy Transfer Partners, LP 4.20% 2023	2,860	3,085
	Energy Transfer Partners, LP 4.50% 2024	4,915	5,380
	Energy Transfer Partners, LP 4.75% 2026	1,506	1,705
	Energy Transfer Partners, LP 4.20% 2027	45	50
	Energy Transfer Partners, LP 4.95% 2028	4,559	5,256
	Energy Transfer Partners, LP 5.25% 2029	1,275	1,489
	Energy Transfer Partners, LP 6.125% 2045	11,780	13,993
	Energy Transfer Partners, LP 5.30% 2047	10,459	11,681
	Energy Transfer Partners, LP 6.00% 2048	1,868	2,223
	Energy Transfer Partners, LP 6.25% 2049	1,775	2,147
	Energy Transfer Partners, LP, junior subordinated, 6.25%
	(3-month USD-LIBOR + 4.028% on 2/15/2023)1	7,850	6,260
	Energy Transfer Partners, LP, junior subordinated, 6.625%
	(3-month USD-LIBOR + 4.155% on 2/15/2028)1	500	425
	Enterprise Products Operating LLC 3.20% 2052	3,031	3,091
	EOG Resources, Inc. 4.375% 2030	451	549
	EOG Resources, Inc. 4.95% 2050	1,776	2,409
	EQT Corp. 3.00% 2022	6,700	6,763
	EQT Corp. 8.75% 2030	7,500	9,178
	Equinor ASA 3.625% 2028	4,928	5,744
	Equinor ASA 3.125% 2030	20,000	22,706
	Equinor ASA 3.25% 2049	5,687	6,320
	Exxon Mobil Corp. 3.043% 2026	4,625	5,127
	Exxon Mobil Corp. 2.61% 2030	1,293	1,413
	Exxon Mobil Corp. 3.452% 2051	4,701	5,373
	Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,167
	Kinder Morgan Energy Partners, LP 5.50% 2044	700	881
	Kinder Morgan, Inc. 5.30% 2034	760	937
	MPLX LP 1.75% 2026	5,557	5,754
	MPLX LP 4.00% 2028	4,665	5,368
	MPLX LP 2.65% 2030	2,404	2,522
	MPLX LP 5.50% 2049	4,741	6,243
	Noble Energy, Inc. 3.25% 2029	744	855
	Noble Energy, Inc. 5.05% 2044	2,407	3,386
	Noble Energy, Inc. 4.95% 2047	4,845	6,889
	Noble Energy, Inc. 4.20% 2049	10,334	13,419
	Occidental Petroleum Corp. 2.90% 2024	4,336	4,180
	Odebrecht Drilling Norbe 7.35% 20262,3	37	10
	Odebrecht Drilling Norbe 0% 20492	1,150	7
	ONEOK, Inc. 2.20% 2025	193	201
	ONEOK, Inc. 5.85% 2026	896	1,074
	ONEOK, Inc. 3.10% 2030	540	576
	ONEOK, Inc. 6.35% 2031	2,794	3,587

162American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	ONEOK, Inc. 5.20% 2048	$ 9,563	$ 11,162
(continued)	ONEOK, Inc. 4.50% 2050	1,266	1,331
	ONEOK, Inc. 7.15% 2051	3,275	4,538
	Petrobras Global Finance Co. 5.093% 2030	5,000	5,594
	Petrobras Global Finance Co. 6.90% 2049	4,000	5,080
	Petróleos Mexicanos 6.875% 2026	43,810	47,928
	Petróleos Mexicanos 6.50% 2027	29,533	31,156
	Pioneer Natural Resources Company 1.90% 2030	5,726	5,676
	Plains All American Pipeline, LP 3.80% 2030	590	635
	QEP Resources, Inc. 5.25% 2023	3,420	3,605
	Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,421
	Sabine Pass Liquefaction, LLC 5.625% 20231	1,000	1,099
	Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	9,149
	Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,667
	Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,991
	Sabine Pass Liquefaction, LLC 4.50% 20302	1,797	2,131
	Saudi Arabian Oil Co. 2.875% 20242	4,885	5,189
	Saudi Arabian Oil Co. 1.625% 20252	1,410	1,446
	Schlumberger BV 4.00% 20252	7,915	9,004
	Shell International Finance BV 3.875% 2028	9,410	11,149
	Southwestern Energy Co. 6.45% 20251	920	956
	Sunoco Logistics Operating Partners, LP 5.40% 2047	6,190	6,982
	Targa Resources Partners LP 5.125% 2025	175	180
	Targa Resources Partners LP 5.375% 2027	175	184
	TC PipeLines, LP 4.375% 2025	405	457
	Total Capital Canada Ltd. 2.75% 2023	2,140	2,273
	Total Capital International 3.127% 2050	6,910	7,496
	Total SE 2.986% 2041	1,726	1,889
	Total SE 3.386% 2060	5,200	5,916
	TransCanada PipeLines Ltd. 4.25% 2028	11,275	13,320
	TransCanada PipeLines Ltd. 4.10% 2030	4,776	5,646
	Transcontinental Gas Pipe Line Company, LLC 3.95% 2050	1,372	1,556
	Western Midstream Operating, LP 4.10% 20251	2,782	2,871
	Western Midstream Operating, LP 4.05% 2030	2,202	2,453
	Western Midstream Operating, LP 5.25% 2050	3,079	3,392
	Williams Partners LP 4.50% 2023	500	552
	Williams Partners LP 4.30% 2024	595	657
	WPX Energy, Inc. 4.50% 2030	7,995	8,487

			644,494

Utilities	Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20252	10,500	11,896
4.13%	Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20262	300	348
	AEP Transmission Co. LLC 3.65% 2050	350	426
	Alliant Energy Finance LLC 4.25% 20282	500	581
	Ameren Corp. 3.50% 2031	325	374
	Ameren Corp. 4.50% 2049	2,875	3,914
	American Electric Power Company, Inc. 2.30% 2030	1,825	1,909
	Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,475
	Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,200	10,892
	Consumers Energy Co. 4.05% 2048	8,270	10,839
	Consumers Energy Co. 3.75% 2050	5,625	7,074
	Duke Energy Corp. 3.75% 2024	3,826	4,214
	Duke Energy Florida, LLC 3.40% 2046	6,445	7,372
	Duke Energy Progress, LLC 3.70% 2028	3,750	4,393
	Edison International 3.125% 2022	2,900	3,013
	Edison International 3.55% 2024	6,850	7,382
	Edison International 4.95% 2025	175	200
	Edison International 5.75% 2027	3,181	3,810
	Edison International 4.125% 2028	3,644	4,064
American Funds Insurance Series	163

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)1	$ 1,950	$ 2,282
(continued)	Enel Società per Azioni 8.75% 2073
	(USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)1,2	1,000	1,170
	Entergy Louisiana, LLC 4.20% 2048	6,325	8,245
	Eversource Energy 2.75% 2022	527	541
	Eversource Energy 3.80% 2023	5,000	5,478
	Exelon Corp. 3.40% 2026	1,570	1,769
	Exelon Corp. 4.05% 2030	1,250	1,481
	Exelon Corp. 4.70% 2050	250	333
	FirstEnergy Corp. 2.85% 2022 (3.10% on 1/15/2021)1	8,750	8,897
	FirstEnergy Corp. 1.60% 2026	481	471
	FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)1	12,178	13,434
	FirstEnergy Corp. 3.50% 20282	2,400	2,555
	FirstEnergy Corp. 2.25% 2030	1,184	1,146
	FirstEnergy Corp. 2.65% 2030	3,428	3,442
	FirstEnergy Corp. 7.375% 2031	5,150	7,349
	FirstEnergy Corp., Series B, 4.25% 2023 (4.75% on 3/15/2021)1	2,750	2,905
	Georgia Power Co. 3.70% 2050	1,938	2,337
	IPALCO Enterprises, Inc. 3.70% 2024	200	218
	Mississippi Power Co. 4.25% 2042	11,247	13,614
	NextEra Energy Capital Holdings, Inc. 2.25% 2030	2,700	2,833
	Niagara Mohawk Power Corp. 3.508% 20242	7,575	8,325
	Niagara Mohawk Power Corp. 4.278% 20342	1,000	1,248
	Pacific Gas and Electric Co. 1.75% 2022	13,000	13,038
	Pacific Gas and Electric Co. 3.25% 2023	5,615	5,862
	Pacific Gas and Electric Co. 3.40% 2024	850	906
	Pacific Gas and Electric Co. 2.95% 2026	9,436	9,988
	Pacific Gas and Electric Co. 3.15% 2026	8,705	9,283
	Pacific Gas and Electric Co. 2.10% 2027	456	463
	Pacific Gas and Electric Co. 3.30% 2027	9,125	9,754
	Pacific Gas and Electric Co. 3.30% 2027	4,675	5,009
	Pacific Gas and Electric Co. 3.75% 2028	6,788	7,421
	Pacific Gas and Electric Co. 4.65% 2028	7,900	9,030
	Pacific Gas and Electric Co. 4.55% 2030	14,505	16,539
	Pacific Gas and Electric Co. 2.50% 2031	19,695	19,745
	Pacific Gas and Electric Co. 3.30% 2040	8,898	8,891
	Pacific Gas and Electric Co. 3.75% 2042	7,825	7,885
	Pacific Gas and Electric Co. 4.75% 2044	336	378
	Pacific Gas and Electric Co. 3.95% 2047	2,835	2,941
	Pacific Gas and Electric Co. 3.50% 2050	6,567	6,542
	Progress Energy, Inc. 7.75% 2031	1,820	2,713
	Public Service Electric and Gas Co. 3.20% 2029	6,000	6,849
	Puget Energy, Inc. 6.00% 2021	3,135	3,245
	Puget Energy, Inc. 5.625% 2022	8,004	8,477
	Puget Energy, Inc. 3.65% 2025	3,000	3,312
	San Diego Gas & Electric Co. 3.32% 2050	1,350	1,539
	Southern California Edison Co. 3.70% 2025	1,275	1,431
	Southern California Edison Co. 2.85% 2029	7,500	8,186
	Southern California Edison Co. 4.20% 2029	11,700	13,853
	Southern California Edison Co. 5.35% 2035	6,450	8,762
	Southern California Edison Co. 5.75% 2035	4,550	6,291
	Southern California Edison Co. 5.625% 2036	7,050	9,007
	Southern California Edison Co. 5.55% 2037	2,775	3,553
	Southern California Edison Co. 5.95% 2038	5,654	7,691
	Southern California Edison Co. 4.50% 2040	8,620	10,400
	Southern California Edison Co. 5.50% 2040	607	811
	Southern California Edison Co. 4.00% 2047	9,061	10,644
	Southern California Edison Co. 4.125% 2048	9,027	10,788
	Southern California Edison Co. 4.875% 2049	5,034	6,649
	Southern California Edison Co. 3.65% 2050	3,461	3,935
	Southern California Edison Co., Series C, 3.60% 2045	2,717	3,015

164American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Southern California Gas Company 2.55% 2030	$ 625	$678
(continued)	Southern Co. 3.70% 2030	5,450	6,318
	Southern Co. 4.25% 2036	1,725	2,118
	Southern Co. 4.40% 2046	787	991
	Tampa Electric Co. 2.60% 2022	4,350	4,486
	Wisconsin Power and Light Co. 3.65% 2050	1,550	1,842
	Xcel Energy Inc. 3.30% 2025	5,650	6,215
	Xcel Energy Inc. 2.60% 2029	2,925	3,169

			470,892

Health care	Abbott Laboratories 3.40% 2023	910	987
3.88%	Abbott Laboratories 3.75% 2026	2,244	2,630
	Abbott Laboratories 4.75% 2036	4,565	6,291
	AbbVie Inc. 3.20% 2022	9,600	10,054
	AbbVie Inc. 3.20% 2029	23,754	26,648
	Amgen Inc. 2.45% 2030	10,000	10,720
	Anthem, Inc. 2.375% 2025	1,534	1,641
	AstraZeneca PLC 4.00% 2029	5,920	7,056
	Bayer US Finance II LLC 3.875% 20232	8,783	9,576
	Bayer US Finance II LLC 4.25% 20252	17,570	20,106
	Becton, Dickinson and Company 3.734% 2024	903	1,001
	Becton, Dickinson and Company 4.669% 2047	3,395	4,458
	Boston Scientific Corp. 3.375% 2022	350	365
	Boston Scientific Corp. 3.85% 2025	255	288
	Centene Corp. 4.75% 2025	325	334
	Centene Corp. 4.25% 2027	14,860	15,786
	Centene Corp. 4.625% 2029	14,945	16,611
	Centene Corp. 3.375% 2030	15,718	16,561
	Cigna Corp. 4.375% 2028	7,090	8,571
	EMD Finance LLC 2.95% 20222	2,100	2,157
	Gilead Sciences, Inc. 1.20% 2027	3,828	3,859
	GlaxoSmithKline PLC 3.375% 2023	16,800	18,030
	Laboratory Corp. of America Holdings 4.70% 2045	4,160	5,465
	Novartis Capital Corp. 1.75% 2025	2,361	2,478
	Novartis Capital Corp. 2.20% 2030	5,446	5,851
	Shire PLC 3.20% 2026	15,100	16,901
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,908
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,286
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,828
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	66,315
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	30,394
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	41,649
	UnitedHealth Group Inc. 3.35% 2022	4,385	4,597
	UnitedHealth Group Inc. 3.75% 2025	5,410	6,166
	Zimmer Holdings, Inc. 3.15% 2022	7,845	8,070

			442,638

Consumer	Carnival Corp. 11.50% 20232	9,140	10,582
discretionary	DaimlerChrysler North America Holding Corp. 1.75% 20232	8,000	8,216
3.74%	DaimlerChrysler North America Holding Corp. 3.35% 20232	2,000	2,118
	Ford Motor Credit Co. 4.375% 2023	16,400	17,056
	Ford Motor Credit Co. 4.063% 2024	17,230	18,123
	Ford Motor Credit Co. 3.815% 2027	3,630	3,737
	Ford Motor Credit Co. 4.125% 2027	28,345	29,727
	Ford Motor Credit Co. 4.271% 2027	17,442	18,314
	Ford Motor Credit Co. 5.113% 2029	8,075	9,003
	General Motors Company 5.40% 2023	421	472
	General Motors Company 6.125% 2025	28,743	34,886
American Funds Insurance Series	165

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	General Motors Company 6.80% 2027	$ 1,030	$ 1,325
discretionary	General Motors Company 5.00% 2035	5,000	6,026
(continued)	General Motors Company 6.75% 2046	1,093	1,579
	General Motors Company 5.40% 2048	7,200	9,068
	General Motors Company 5.95% 2049	334	452
	General Motors Financial Co. 3.15% 2022	25	26
	General Motors Financial Co. 3.45% 2022	200	205
	General Motors Financial Co. 3.55% 2022	3,703	3,863
	General Motors Financial Co. 3.25% 2023	964	1,011
	General Motors Financial Co. 3.70% 2023	2,076	2,202
	General Motors Financial Co. 5.20% 2023	4,371	4,795
	General Motors Financial Co. 3.50% 2024	9,945	10,757
	General Motors Financial Co. 3.95% 2024	6,269	6,830
	General Motors Financial Co. 5.10% 2024	1,081	1,210
	General Motors Financial Co. 2.75% 2025	3,819	4,086
	General Motors Financial Co. 2.90% 2025	1,032	1,103
	General Motors Financial Co. 4.00% 2025	587	647
	General Motors Financial Co. 4.35% 2025	11,358	12,692
	General Motors Financial Co. 5.25% 2026	995	1,174
	General Motors Financial Co. 2.70% 2027	6,079	6,454
	General Motors Financial Co. 3.60% 2030	465	519
	Home Depot, Inc. 4.40% 2021	7,200	7,200
	Home Depot, Inc. 2.95% 2029	6,081	6,914
	Home Depot, Inc. 4.50% 2048	1,915	2,691
	Hyundai Capital America 3.75% 20212	8,500	8,626
	Hyundai Capital America 2.85% 20222	4,118	4,270
	Hyundai Capital America 3.00% 20222	4,500	4,642
	Hyundai Capital America 3.25% 20222	1,521	1,584
	Hyundai Capital America 3.95% 20222	8,000	8,268
	Hyundai Capital America 1.25% 20232	3,150	3,189
	Hyundai Capital America 2.375% 20232	9,977	10,292
	Hyundai Capital America 3.40% 20242	8,180	8,730
	Hyundai Capital America 1.80% 20252	12,714	13,047
	Hyundai Capital America 2.65% 20252	13,054	13,854
	Hyundai Capital America 2.375% 20272	6,264	6,575
	Hyundai Capital America 3.00% 20272	10,408	11,325
	International Game Technology PLC 6.25% 20272	880	1,009
	International Game Technology PLC 5.25% 20292	4,075	4,397
	McDonald’s Corp. 2.125% 2030	2,482	2,620
	McDonald’s Corp. 4.45% 2047	3,535	4,593
	McDonald’s Corp. 3.625% 2049	2,938	3,454
	MGM Resorts International 7.75% 2022	2,000	2,134
	NIKE, Inc. 3.25% 2040	6,171	7,183
	NIKE, Inc. 3.875% 2045	1,560	2,025
	Nissan Motor Co., Ltd. 2.60% 20222	1,415	1,452
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	309
	Starbucks Corp. 3.75% 2047	3,785	4,429
	Starbucks Corp. 4.50% 2048	7,680	10,027
	Toyota Motor Credit Corp. 3.375% 2030	6,664	7,802
	Volkswagen Group of America Finance, LLC 4.00% 20212	4,510	4,649
	Volkswagen Group of America Finance, LLC 2.70% 20222	2,473	2,565
	Volkswagen Group of America Finance, LLC 3.125% 20232	2,459	2,598
	Volkswagen Group of America Finance, LLC 4.25% 20232	15,000	16,512
	Volkswagen Group of America Finance, LLC 2.85% 20242	2,996	3,202
	Volkswagen Group of America Finance, LLC 3.35% 20252	2,636	2,900
	Volkswagen Group of America Finance, LLC 4.625% 20252	1,177	1,373
	Volkswagen Group of America Finance, LLC 1.625% 20272	1,645	1,660
			426,358

166American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Air Lease Corp. 2.875% 2026	$11,453	$ 12,127
2.75%	Airbus Group SE 2.70% 20232	2,120	2,227
	Avolon Holdings Funding Ltd. 3.625% 20222	2,810	2,872
	Avolon Holdings Funding Ltd. 3.95% 20242	12,514	13,225
	Avolon Holdings Funding Ltd. 4.25% 20262	3,302	3,560
	Avolon Holdings Funding Ltd. 3.25% 20272	8,000	8,181
	BNSF Funding Trust I, junior subordinated, 6.613% 2055
	(3-month USD-LIBOR + 2.35% on 1/15/2026)1	1,680	1,922
	Boeing Company 4.508% 2023	7,801	8,435
	Boeing Company 1.95% 2024	8,719	8,983
	Boeing Company 2.80% 2024	500	525
	Boeing Company 4.875% 2025	31,752	36,216
	Boeing Company 2.75% 2026	15,262	16,056
	Boeing Company 3.10% 2026	649	695
	Boeing Company 2.70% 2027	12,728	13,241
	Boeing Company 5.04% 2027	10,099	11,818
	Boeing Company 3.25% 2028	5,379	5,770
	Boeing Company 3.25% 2028	1,925	2,039
	Boeing Company 3.45% 2028	1,400	1,504
	Boeing Company 3.20% 2029	675	713
	Boeing Company 5.15% 2030	13,626	16,514
	Boeing Company 3.625% 2031	7,358	8,074
	Boeing Company 3.90% 2049	1,411	1,497
	Boeing Company 5.805% 2050	1,782	2,462
	Bohai Financial Investment Holding Co., Ltd. 5.25% 20222	2,485	2,609
	Carrier Global Corp. 2.722% 2030	855	914
	Carrier Global Corp. 3.377% 2040	15,000	16,400
	Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	38	38
	Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	164	163
	GE Capital International Funding Co. 4.418% 2035	20,075	23,965
	General Electric Capital Corp. 3.373% 2025	4,615	5,139
	General Electric Capital Corp. 6.15% 2037	1,425	1,967
	General Electric Co. 3.45% 2027	1,250	1,412
	General Electric Co. 3.625% 2030	675	772
	General Electric Co. 4.25% 2040	5,500	6,502
	General Electric Co. 4.35% 2050	6,575	7,997
	Mexico City Airport Trust 5.50% 2046	1,959	2,090
	Mexico City Airport Trust 5.50% 2047	5,909	6,238
	Mexico City Airport Trust 5.50% 20472	1,132	1,195
	Northrop Grumman Corp. 3.25% 2028	10,845	12,266
	Union Pacific Corp. 2.15% 2027	2,213	2,354
	Union Pacific Corp. 2.40% 2030	4,454	4,802
	Union Pacific Corp. 3.25% 2050	7,000	7,980
	United Rentals, Inc. 5.50% 2027	5,000	5,366
	United Technologies Corp. 3.125% 2027	9,525	10,695
	Vinci SA 3.75% 20292	12,456	14,620
			314,140

Consumer staples	Altria Group, Inc. 2.85% 2022	4,800	4,986
2.24%	Altria Group, Inc. 4.40% 2026	8,840	10,266
	Altria Group, Inc. 4.50% 2043	1,585	1,820
	Altria Group, Inc. 5.95% 2049	9,039	12,664
	Anheuser-Busch InBev NV 4.75% 2029	7,500	9,255
	Anheuser-Busch InBev NV 5.55% 2049	11,149	15,850
	Anheuser-Busch InBev NV 4.50% 2050	5,000	6,302
	British American Tobacco International Finance PLC 3.95% 20252	16,879	18,997
	British American Tobacco International Finance PLC 1.668% 2026	4,070	4,168
	British American Tobacco PLC 3.557% 2027	10,991	12,241
	British American Tobacco PLC 2.259% 2028	4,348	4,517
American Funds Insurance Series	167

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	British American Tobacco PLC 4.39% 2037	$ 1,500	$ 1,679
(continued)	British American Tobacco PLC 4.54% 2047	12,786	14,199
	British American Tobacco PLC 4.758% 2049	23,659	27,475
	Conagra Brands, Inc. 5.30% 2038	436	584
	Conagra Brands, Inc. 5.40% 2048	57	81
	Constellation Brands, Inc. 3.50% 2027	7,500	8,470
	General Mills, Inc. (3-month USD-LIBOR + 0.54%) 0.770% 20214	10,620	10,636
	General Mills, Inc. 3.20% 2021	2,170	2,187
	Imperial Tobacco Finance PLC 3.50% 20232	2,335	2,446
	JBS Investments GmbH II 7.00% 20262	3,868	4,181
	JBS Investments GmbH II 7.00% 2026	1,665	1,800
	Keurig Dr Pepper Inc. 4.057% 2023	6,190	6,730
	Keurig Dr Pepper Inc. 4.597% 2028	10,752	13,101
	Molson Coors Brewing Co. 2.10% 2021	2,415	2,435
	Molson Coors Brewing Co. 4.20% 2046	9,955	11,423
	Philip Morris International Inc. 4.25% 2044	9,550	12,029
	Reynolds American Inc. 4.45% 2025	14,570	16,598
	Reynolds American Inc. 5.85% 2045	1,970	2,521
	Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,321
	Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,694

			255,656

Communication	AT&T Inc. 2.55% 20332	4,953	5,104
services	AT&T Inc. 3.50% 20532	1,915	1,915
1.48%	AT&T Inc. 3.55% 20552	8,325	8,297
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20272	4,800	5,100
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,968
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,547
	CenturyLink, Inc. 4.00% 20272	16,374	16,929
	CenturyLink, Inc. 7.65% 2042	5,000	6,066
	Comcast Corp. 3.15% 2028	7,200	8,130
	Comcast Corp. 2.65% 2030	7,500	8,199
	Comcast Corp. 4.00% 2048	5,000	6,292
	NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20492	5,170	5,280
	SoftBank Group Corp. 3.36% 20232	2,175	2,199
	Tencent Holdings Ltd. 2.39% 20302	10,000	10,264
	T-Mobile US, Inc. 3.50% 20252	3,275	3,622
	T-Mobile US, Inc. 3.75% 20272	5,000	5,699
	T-Mobile US, Inc. 3.875% 20302	4,500	5,217
	T-Mobile US, Inc. 3.00% 20412	2,100	2,181
	T-Mobile US, Inc. 4.50% 20502	11,575	14,298
	Verizon Communications Inc. 4.40% 2034	5,080	6,342
	Verizon Communications Inc. 2.875% 2050	3,000	3,026
	Vodafone Group PLC 4.375% 2028	10,000	11,979
	Vodafone Group PLC 4.25% 2050	3,050	3,785
	Walt Disney Company 2.65% 2031	15,000	16,450

			168,889

Information	Apple Inc. 1.55% 2021	11,630	11,714
technology	Broadcom Inc. 3.625% 2024	3,000	3,297
1.02%	Broadcom Inc. 3.15% 2025	5,000	5,462
	Broadcom Inc. 4.25% 2026	41,375	47,428
	Broadcom Ltd. 3.875% 2027	14,860	16,706
	Financial & Risk US Holdings, Inc. 6.25% 20262	3,325	3,556
	Microsoft Corp. 2.525% 2050	10,000	10,546

168American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	PayPal Holdings, Inc. 1.65% 2025	$6,989	$7,308
technology	Simon Property Group, LP 3.50% 2025	4,775	5,305
(continued)	Simon Property Group, LP 2.65% 2030	5,225	5,569

			116,891

Real estate	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,657
0.36%	Alexandria Real Estate Equities, Inc. 4.50% 2029	150	184
	American Campus Communities, Inc. 3.75% 2023	2,900	3,066
	American Campus Communities, Inc. 3.875% 2031	620	703
	Corporate Office Properties LP 5.25% 2024	10	11
	Equinix, Inc. 2.90% 2026	3,287	3,599
	Equinix, Inc. 3.20% 2029	3,846	4,245
	Essex Portfolio LP 3.25% 2023	335	353
	Essex Portfolio LP 3.875% 2024	1,000	1,099
	Hospitality Properties Trust 5.00% 2022	1,270	1,295
	Hospitality Properties Trust 4.50% 2025	855	844
	Hospitality Properties Trust 3.95% 2028	1,710	1,655
	Iron Mountain Inc. 4.875% 20272	1,605	1,682
	Iron Mountain Inc. 5.25% 20282	3,500	3,700
	Iron Mountain Inc. 4.875% 20292	2,770	2,925
	Iron Mountain Inc. 5.25% 20302	3,000	3,244
	Iron Mountain Inc. 4.50% 20312	2,080	2,181
	Kimco Realty Corp. 3.40% 2022	1,045	1,098
	Omega Healthcare Investors, Inc. 4.375% 2023	900	974
	Piedmont Operating Partnership LP 4.45% 2024	1,000	1,072
	Scentre Group 2.375% 20212	175	176
	Scentre Group 3.50% 20252	4,565	4,885
			40,648

Materials	Air Products and Chemicals, Inc. 2.70% 2040	5,736	6,182
0.25%	Braskem SA 4.50% 20302	2,500	2,572
	LYB International Finance III, LLC 2.25% 2030	3,802	3,935
	LYB International Finance III, LLC 3.375% 2040	2,996	3,208
	LYB International Finance III, LLC 3.625% 2051	8,881	9,723
	LYB International Finance III, LLC 3.80% 2060	2,833	3,061

			28,681

	Total corporate bonds, notes & loans		3,792,833
Mortgage-backed obligations 31.72%

Federal agency	Fannie Mae Pool #976945 5.50% 20235	67	68
mortgage-backed	Fannie Mae Pool #AB1068 4.50% 20255	136	145
obligations	Fannie Mae Pool #AB4088 3.00% 20265	629	662
30.74%	Fannie Mae Pool #AJ9156 3.00% 20265	326	343
	Fannie Mae Pool #AJ6967 3.00% 20265	164	173
	Fannie Mae Pool #AJ5522 3.00% 20265	4	4
	Fannie Mae Pool #256133 4.50% 20265	161	175
	Fannie Mae Pool #AK5394 3.00% 20275	774	814
	Fannie Mae Pool #AL5603 3.00% 20275	685	719
	Fannie Mae Pool #AX3597 3.00% 20275	318	335
	Fannie Mae Pool #AL4641 3.00% 20275	300	315
	Fannie Mae Pool #AB4281 3.00% 20275	136	143
	Fannie Mae Pool #AJ9355 3.00% 20275	88	92
	Fannie Mae Pool #AB4486 3.00% 20275	69	73
	Fannie Mae Pool #AB5236 3.00% 20275	27	29
	Fannie Mae Pool #AO0800 3.00% 20275	24	25
	Fannie Mae Pool #AK0971 3.00% 20275	12	12
	Fannie Mae Pool #AL3802 3.00% 20285	957	1,005
American Funds Insurance Series	169

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #AR3058 3.00% 20285	$107	$113
mortgage-backed	Fannie Mae Pool #AL8241 3.00% 20295	908	954
obligations	Fannie Mae Pool #BM4299 3.00% 20305	2,701	2,834
(continued)	Fannie Mae Pool #AL9573 3.00% 20315	109	114
	Fannie Mae Pool #AS8018 3.00% 20315	81	87
	Fannie Mae Pool #BM4741 3.00% 20325	66	69
	Fannie Mae Pool #MA4229 2.00% 20365	58,877	61,594
	Fannie Mae Pool #924866 2.265% 20374,5	728	737
	Fannie Mae Pool #945680 6.00% 20375	709	840
	Fannie Mae Pool #913966 6.00% 20375	70	81
	Fannie Mae Pool #889982 5.50% 20385	1,514	1,779
	Fannie Mae Pool #988588 5.50% 20385	271	319
	Fannie Mae Pool #AB1297 5.00% 20405	323	376
	Fannie Mae Pool #AH8144 5.00% 20415	1,915	2,228
	Fannie Mae Pool #AH9479 5.00% 20415	1,866	2,170
	Fannie Mae Pool #AI1862 5.00% 20415	1,569	1,825
	Fannie Mae Pool #AI3510 5.00% 20415	923	1,073
	Fannie Mae Pool #AJ0704 5.00% 20415	837	974
	Fannie Mae Pool #AJ5391 5.00% 20415	479	554
	Fannie Mae Pool #BM6240 2.754% 20444,5	3,104	3,245
	Fannie Mae Pool #AZ3904 4.00% 20455	85	92
	Fannie Mae Pool #AL8522 3.50% 20465	1,516	1,656
	Fannie Mae Pool #BD1968 4.00% 20465	2,149	2,347
	Fannie Mae Pool #BE0592 4.00% 20465	851	912
	Fannie Mae Pool #BD5477 4.00% 20465	517	566
	Fannie Mae Pool #CA0770 3.50% 20475	10,841	11,523
	Fannie Mae Pool #BJ1910 3.50% 20475	4,361	4,626
	Fannie Mae Pool #CA0706 4.00% 20475	268	288
	Fannie Mae Pool #MA3058 4.00% 20475	108	116
	Fannie Mae Pool #BM4413 4.50% 20475	7,086	7,724
	Fannie Mae Pool #BF0293 3.00% 20485	13,107	13,989
	Fannie Mae Pool #BF0318 3.50% 20485	12,283	13,278
	Fannie Mae Pool #CA1189 3.50% 20485	3,157	3,352
	Fannie Mae Pool #BK0920 4.00% 20485	1,600	1,709
	Fannie Mae Pool #BJ9252 4.00% 20485	506	540
	Fannie Mae Pool #MA3384 4.00% 20485	308	330
	Fannie Mae Pool #BJ9256 4.00% 20485	287	306
	Fannie Mae Pool #BJ0639 4.00% 20485	214	229
	Fannie Mae Pool #BJ9169 4.00% 20485	182	195
	Fannie Mae Pool #BK0915 4.00% 20485	150	160
	Fannie Mae Pool #BJ5749 4.00% 20485	33	36
	Fannie Mae Pool #BM4676 4.00% 20485	25	27
	Fannie Mae Pool #CA2493 4.50% 20485	1,774	1,928
	Fannie Mae Pool #CA4534 3.00% 20495	16,409	17,767
	Fannie Mae Pool #CA3807 3.00% 20495	2,275	2,468
	Fannie Mae Pool #CA3806 3.00% 20495	1,230	1,338
	Fannie Mae Pool #FM0007 3.50% 20495	31,664	34,351
	Fannie Mae Pool #CA4802 3.50% 20495	30,616	33,658
	Fannie Mae Pool #FM1954 3.50% 20495	14,979	16,159
	Fannie Mae Pool #FM1589 3.50% 20495	9,307	10,016
	Fannie Mae Pool #FM2092 3.50% 20495	9,040	9,875
	Fannie Mae Pool #FM1262 4.00% 20495	125,351	136,525
	Fannie Mae Pool #MA4256 2.50% 20515	2,843	2,998
	Fannie Mae Pool #BF0264 3.50% 20585	14,025	15,509
	Fannie Mae Pool #BF0332 3.00% 20595	30,573	33,245
	Fannie Mae, Series 2001-4, Class GA, 9.081% 20254,5	—6	—6
	Fannie Mae, Series 2001-50, Class BA, 7.00% 20415	10	12
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 20415	23	28
	Fannie Mae, Series 2002-W1, Class 2A, 5.522% 20424,5	30	34
	Freddie Mac Pool #ZA2657 3.00% 20265	455	479
	Freddie Mac Pool #ZK3537 3.00% 20265	88	92

170American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #ZK4277 3.00% 20275	$575	$605
mortgage-backed	Freddie Mac Pool #ZK3836 3.00% 20275	190	200
obligations	Freddie Mac Pool #ZK3970 3.00% 20275	181	190
(continued)	Freddie Mac Pool #ZS6521 3.00% 20275	119	125
	Freddie Mac Pool #ZK3893 3.00% 20275	59	62
	Freddie Mac Pool #ZK4162 3.00% 20275	45	47
	Freddie Mac Pool #ZS8452 3.00% 20275	15	15
	Freddie Mac Pool #ZK4039 3.00% 20275	6	7
	Freddie Mac Pool #ZS8463 3.00% 20275	6	6
	Freddie Mac Pool #ZS8507 3.00% 20285	225	236
	Freddie Mac Pool #ZK7590 3.00% 20295	4,648	4,925
	Freddie Mac Pool #ZK7593 3.00% 20295	235	249
	Freddie Mac Pool #ZT1931 3.00% 20335	306	322
	Freddie Mac Pool #A15120 5.50% 20335	64	72
	Freddie Mac Pool #QN1073 3.00% 20345	154	163
	Freddie Mac Pool #SB8083 1.50% 20365	14,702	15,135
	Freddie Mac Pool #SB8084 2.00% 20365	15,986	16,724
	Freddie Mac Pool #G05196 5.50% 20385	84	99
	Freddie Mac Pool #G05267 5.50% 20385	62	73
	Freddie Mac Pool #G06020 5.50% 20395	121	142
	Freddie Mac Pool #A93948 4.50% 20405	269	303
	Freddie Mac Pool #G05860 5.50% 20405	448	525
	Freddie Mac Pool #G06868 4.50% 20415	294	329
	Freddie Mac Pool #G06841 5.50% 20415	689	810
	Freddie Mac Pool #841039 3.54% 20434,5	3,059	3,166
	Freddie Mac Pool #G60138 3.50% 20455	23,567	25,901
	Freddie Mac Pool #Z40130 3.00% 20465	29,938	32,684
	Freddie Mac Pool #G61733 3.00% 20475	7,668	8,318
	Freddie Mac Pool #Q52157 3.50% 20475	4,216	4,476
	Freddie Mac Pool #G08789 4.00% 20475	1,664	1,788
	Freddie Mac Pool #G67709 3.50% 20485	23,635	25,832
	Freddie Mac Pool #G67710 3.50% 20485	21,713	23,367
	Freddie Mac Pool #G61628 3.50% 20485	657	712
	Freddie Mac Pool #SI2002 4.00% 20485	3,356	3,592
	Freddie Mac Pool #Q58494 4.00% 20485	1,884	2,015
	Freddie Mac Pool #QA4673 3.00% 20495	42,800	46,229
	Freddie Mac Pool #SD7507 3.00% 20495	28,385	30,699
	Freddie Mac Pool #SD7509 3.00% 20495	8,724	9,372
	Freddie Mac Pool #QA5125 3.50% 20495	27,889	30,661
	Freddie Mac Pool #SD7508 3.50% 20495	19,850	21,774
	Freddie Mac Pool #RA1369 3.50% 20495	4,667	5,071
	Freddie Mac Pool #ZN4842 3.50% 20495	1,676	1,818
	Freddie Mac Pool #RA2020 3.00% 20505	3,353	3,604
	Freddie Mac Pool #SD7514 3.50% 20505	39,178	42,144
	Freddie Mac, Series 3061, Class PN, 5.50% 20355	90	105
	Freddie Mac, Series 3318, Class JT, 5.50% 20375	236	272
	Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 20215	6,104	6,143
	Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 20225	4,300	4,402
	Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 20225	9,240	9,432
	Freddie Mac, Series 3156, Class PO, principal only, 0% 20365	189	177
	Freddie Mac, Series 3146, Class PO, principal only, 0% 20365	190	175
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20575	15,166	16,431
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20585	3,146	3,429
	Government National Mortgage Assn. 2.00% 20515,7	285,328	297,877
	Government National Mortgage Assn. 2.00% 20515,7	144,122	150,225
	Government National Mortgage Assn. Pool #MA5817 4.00% 20495	38,672	41,466
	Government National Mortgage Assn. Pool #MA5876 4.00% 20495	5,631	6,024
	Government National Mortgage Assn. Pool #MA6221 4.50% 20495	17,517	18,955
	Government National Mortgage Assn. Pool #MA5764 4.50% 20495	1,913	2,071
	Government National Mortgage Assn. Pool #MA5878 5.00% 20495	44,710	48,986
	Government National Mortgage Assn. Pool #MA6042 5.00% 20495	119	131
American Funds Insurance Series	171

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 1.50% 20365,7	$408,695	$ 419,729
mortgage-backed	Uniform Mortgage-Backed Security 1.50% 20365,7	343,501	352,950
obligations	Uniform Mortgage-Backed Security 2.00% 20365,7	197,784	206,562
(continued)	Uniform Mortgage-Backed Security 2.00% 20515,7	330,010	341,624
	Uniform Mortgage-Backed Security 2.00% 20515,7	170,554	176,843
	Uniform Mortgage-Backed Security 2.50% 20515,7	134,685	141,513
	Uniform Mortgage-Backed Security 2.50% 20515,7	86,091	90,588
	Uniform Mortgage-Backed Security 3.00% 20515,7	166,000	174,066
	Uniform Mortgage-Backed Security 3.50% 20515,7	31,602	33,449
	Uniform Mortgage-Backed Security 4.00% 20515,7	52,938	56,615
	Uniform Mortgage-Backed Security 4.50% 20515,7	68,056	73,853
			3,506,261

Collateralized	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 20552,5	390	394
mortgage-backed	Bellemeade Re Ltd., Series 2019-3A, Class M1B,
obligations (privately	(1-month USD-LIBOR + 1.60%) 1.748% 20292,4,5	3,175	3,181
originated)	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 20592,5	1,381	1,426
0.64%	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20592,4,5	1,127	1,167
	Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 20482,4,5	1,038	1,050
	Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20482,4,5	1,546	1,572
	Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 20292,4,5	1,950	1,960
	Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 20292,4,5	475	478
	Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 20292,4,5	243	241
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20302,4,5	1,162	1,163
	Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 20602,4,5	1,479	1,491
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20372,5	1,612	1,674
	Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 20302,4,5	1,400	1,407
	Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 20302,4,5	500	490
	Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 20302,4,5	253	243
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20692,5	4,485	4,866
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20692,5	3,798	4,172
	JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 20502,4,5	4,399	4,584
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20592,4,5	1,529	1,536
	Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1,
	(1-month USD-LIBOR + 2.00%) 2.149% 20222,4,5	6,556	6,571
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1,
	(1-month USD-LIBOR + 1.00%) 1.149% 20232,4,5	11,402	11,490
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20492,4,5	2,119	2,187
	Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20492,4,5	1,684	1,697
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20602,5	17,877	18,323
			73,363

Commercial	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 20525	100	117
mortgage-backed	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 20525	770	915
securities	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 20615	1,018	1,156
0.34%	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 20615	130	147
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 20615	205	237
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 20614,5	2,444	2,916
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 20635	295	317
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 20525	2,541	3,057
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 20534,5	781	955
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 20495	250	277
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 20495	610	687
	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 20452,5	430	425
	Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20462,4,5	312	330
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 20475	350	385
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.563% 20484,5	204	211
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 20504,5	300	318

172American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 20495	$200	$219
mortgage-backed	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 20402,5	2,601	2,759
securities	GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.555% 20442,4,5	530	529
(continued)	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 20505	400	457
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 20525	100	119
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 20535	1,536	1,656
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 20475	3,280	3,597
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5,
	3.409% 20505	240	272
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5,
	3.694% 20505	640	732
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A,
	3.735% 20312,5	785	818
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4,
	3.648% 20494,5	2,040	2,327
	L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,5	153	153
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5,
	3.741% 20475	2,038	2,224
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4,
	3.306% 20485	410	447
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4,
	3.72% 20495	245	281
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 20485	730	814
	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 20494,5	208	204
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 20485	2,437	2,714
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 20484,5	220	225
	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 20495	350	360
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 20495	130	143
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 20495	2,550	2,932
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 20525	1,019	1,154
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 20595	250	280
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 20605	205	235
			38,101

	Total mortgage-backed obligations		3,617,725
U.S. Treasury bonds & notes 24.40%

U.S. Treasury	U.S. Treasury 0.125% 2022	63,000	63,006
22.29%	U.S. Treasury 2.625% 2023	70,000	75,132
	U.S. Treasury 2.75% 2023	173,600	184,108
	U.S. Treasury 2.125% 2024	72,100	77,178
	U.S. Treasury 2.125% 20248	72,100	77,015
	U.S. Treasury 0.25% 20258	402,459	401,224
	U.S. Treasury 0.25% 2025	11,240	11,190
	U.S. Treasury 2.875% 20258	96,200	107,380
	U.S. Treasury 2.875% 2025	72,100	80,105
	U.S. Treasury 1.375% 20268	75,000	78,872
	U.S. Treasury 1.625% 2026	50,000	53,288
	U.S. Treasury 0.50% 2027	185,625	185,110
	U.S. Treasury 0.50% 2027	160,000	158,960
	U.S. Treasury 2.25% 20278	120,200	133,420
	U.S. Treasury 2.25% 20278	72,100	79,675
	U.S. Treasury 6.125% 2027	24,000	32,951
	U.S. Treasury 2.875% 2028	72,100	83,726
	U.S. Treasury 0.875% 2030	147,750	147,185
	U.S. Treasury 1.125% 2040	88,288	83,802
	U.S. Treasury 2.25% 2049	41,697	47,726
American Funds Insurance Series	173

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 3.00% 20498	$150,000	$ 197,801
(continued)	U.S. Treasury 1.25% 2050	44,000	39,906
	U.S. Treasury 1.375% 2050	153,811	143,929

			2,542,689

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 20278,9	79,834	89,865
inflation-protected	U.S. Treasury Inflation-Protected Security 0.50% 20288,9	79,172	89,819
securities	U.S. Treasury Inflation-Protected Security 1.00% 20499	14,978	21,124
2.11%	U.S. Treasury Inflation-Protected Security 0.25% 20509	33,837	40,307
			241,115

	Total U.S. Treasury bonds & notes		2,783,804
Bonds & notes of governments & government agencies outside the U.S. 3.06%

	Dominican Republic 5.95% 20272	8,100	9,548
	Italy (Republic of) 0.95% 2023	€45,000	56,628
	Italy (Republic of) 1.50% 2025	33,327	43,649
	Japan, Series 20, 0.10% 20259	¥11,396,250	110,591
	Paraguay (Republic of) 4.625% 2023	$1,025	1,104
	Paraguay (Republic of) 5.00% 2026	1,250	1,469
	Paraguay (Republic of) 4.95% 2031	3,487	4,232
	Portuguese Republic 5.125% 2024	24,775	28,835
	Portuguese Republic 5.65% 2024	€20,000	29,205
	PT Indonesia Asahan Aluminium Tbk 5.23% 20212	$1,862	1,935
	PT Indonesia Asahan Aluminium Tbk 5.71% 20232	1,020	1,129
	PT Indonesia Asahan Aluminium Tbk 4.75% 20252	1,270	1,405
	PT Indonesia Asahan Aluminium Tbk 5.45% 20302	340	410
	PT Indonesia Asahan Aluminium Tbk 5.80% 20502	1,150	1,431
	Qatar (State of) 4.50% 20282	5,100	6,188
	Qatar (State of) 5.103% 20482	3,400	4,790
	Saudi Arabia (Kingdom of) 3.628% 20272	5,000	5,624
	Saudi Arabia (Kingdom of) 3.625% 20282	11,435	12,835
	United Mexican States, Series M, 5.75% 2026	MXN527,500	27,728

			348,736
Asset-backed obligations 2.19%

	Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20262,5	$7,689	7,958
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20272,5	2,427	2,480
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20272,5	623	637
	Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 20272,5	1,279	1,316
	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 20242,5	900	905
	American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 20262,5	2,602	2,648
	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 20262,5	2,500	2,587
	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20225	3,749	3,771
	CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 20255	400	420
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20602,5	10,894	11,127
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20602,5	2,086	2,121
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20602,5	3,567	3,634
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20602,5	387	392
	CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20242,5	835	852
	CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20252,5	743	759
	CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20252,5	1,125	1,166
	CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20252,5	3,045	3,140
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20292,5	7,411	7,581
	Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 20235	2,087	2,101
	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 20255	4,910	5,060
	Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20255	4,665	4,794
	Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 20265	4,020	4,190

174American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20252,5	$ 880	$898
	Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20252,5	1,915	1,981
	Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20252,5	2,565	2,619
	Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 20252,5	4,250	4,414
	Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 20262,5	817	825
	Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 20222,5	572	572
	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 20232,5	1,791	1,800
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20242,5	5,000	5,108
	Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20242,5	2,500	2,553
	Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 20242,5	4,145	4,208
	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 20255	780	787
	Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20252,5	5,000	5,171
	Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20252,5	6,000	6,271
	Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 20265	1,012	1,027
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20372,5	18,161	18,292
	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20272,5	26,755	26,972
	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20302,5	17,675	18,968
	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20302,5	939	1,025
	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20312,5	6,672	7,043
	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20312,5	30,740	33,823
	Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20245	2,625	2,709
	GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 20245	360	367
	GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 20245	301	312
	GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 20245	425	444
	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B,
	2.57% 20235	520	528
	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C,
	2.77% 20235	360	366
	Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A,
	2.65% 20222,5	838	840
	Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A,
	2.67% 20252,5	1,894	1,898
	Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A,
	3.42% 20252,5	1,027	1,031
	Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20242,5	2,190	2,248
	Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20252,5	1,355	1,402
	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 20225	435	436
	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 20255	3,110	3,236
	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 20265	3,344	3,373
	Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 20265	2,211	2,246
	Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20332,5	688	691
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20312,5	6,000	6,414
	Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 20222,5	1,572	1,575
	Voya Ltd., CLO, Series 2014-3A, Class A1R,
	(3-month USD-LIBOR + 0.72%) 0.935% 20262,4,5	928	927
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 20252,5	1,557	1,567
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 20262,5	3,023	3,062
			249,668
Municipals 1.98%

California	G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,503
0.06%	High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,871

			7,374

American Funds Insurance Series	175

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals (continued)

Illinois	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
1.88%	Series 2009-E, 6.138% 2039	$ 30,835	$ 32,542
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2010-C, 6.319% 2029	65	70
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2010-D, 6.519% 2040	8,945	9,285
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2011-A, 5.50% 2039	410	417
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2015-C, 5.25% 2039	1,190	1,288
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2017-C, 5.00% 2026	1,100	1,260
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2017-C, 5.00% 2030	2,205	2,537
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2017-C, 5.00% 2034	490	556
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2017-D, 5.00% 2031	980	1,123
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2017-G, 5.00% 2044	1,350	1,514
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2017-H, 5.00% 2036	980	1,107
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2017-H, 5.00% 2046	2,770	3,090
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	730	836
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	855	1,079
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	430	536
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	245	286
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	304
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	286
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	490	605
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	490	602
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	245	300
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	280	323
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	1,090	1,378
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated
	Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	730	914
	City of Chicago, School Reform Board of Trustees of the Board of Education,
	Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds,
	Series 1998-B-1, National insured, 0% 2031	490	351
	City of Chicago, School Reform Board of Trustees of the Board of Education,
	Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	665	674
	City of Chicago, School Reform Board of Trustees of the Board of Education,
	Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,875	1,923
	G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	22,553	23,112
	G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	107,310	115,570
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	761
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,175

176American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)						Principal amount	Value
						(000)	(000)

Municipals (continued)

Illinois	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022					$2,370	$2,449
(continued)	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023					3,210	3,396
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021					1,946	1,979

							214,628

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.04%	Series 2020-B, 3.236% 2052					4,075	4,265

	Total municipals						226,267
Federal agency bonds & notes 0.11%

	Fannie Mae 2.125% 2026					11,910	12,979

	Total bonds, notes & other debt instruments (cost: $10,403,219,000)						11,032,012
Short-term securities 23.58%						Shares

Money market investments 23.58%

	Capital Group Central Cash Fund 0.12%10,11					26,897,764	2,690,045
	Total short-term securities (cost: $2,690,027,000)						2,690,045

	Total investment securities 120.29% (cost: $13,093,246,000)						13,722,057
	Other assets less liabilities (20.29)%						(2,314,638)

	Net assets 100.00%						$11,407,419
Futures contracts

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount12	12/31/202013	at 12/31/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

2 Year U.S. Treasury Note Futures		Long	4,793	April 2021	$958,600	$1,059,141	$791
5 Year Euro-Bobl Futures		Short	1,321	March 2021	€(132,100)	(218,153)	(211)
5 Year U.S. Treasury Note Futures		Long	18,935	April 2021	$1,893,500	2,388,916	5,023
10 Year Euro-Bund Futures		Short	468	March 2021	€(46,800)	(101,563)	(438)
10 Year U.S. Treasury Note Futures		Short	953	March 2021	$(95,300)	(131,588)	(140)
10 Year Ultra U.S. Treasury Note Futures		Short	4,048	March 2021	(404,800)	(632,943)	809
30 Year Euro-Buxl Futures		Long	245	March 2021	€24,500	67,415	1,008
30 Year Ultra U.S. Treasury Bond Futures		Short	84	March 2021	$(8,400)	(17,939)	(35)

							$6,807
Forward currency contracts

							Unrealized
	Contract amount						(depreciation)
							appreciation

Purchases	Sales				Settlement		at 12/31/2020
(000)	(000)		Counterparty		date		(000)

USD13,934	JPY1,445,000		UBS AG		1/6/2021		$(62)
USD55,331	EUR46,000		Bank of New York Mellon		1/8/2021		(877)
USD37,932	MXN755,000		Morgan Stanley		1/12/2021		46
American Funds Insurance Series	177

Bond Fund (continued)

Forward currency contracts (continued)

							Unrealized
Contract amount							(depreciation)
							appreciation

Purchases	Sales				Settlement		at 12/31/2020
(000)	(000)	Counterparty				date		(000)

USD132,884	EUR109,250	HSBC Bank			1/12/2021			$ (624)
USD102,847	JPY10,730,000	HSBC Bank			1/14/2021			(1,090)

								$(2,607)
Swap contracts

Interest rate swaps							Unrealized

						Upfront	(depreciation)
				Value at		premium	appreciation
		Expiration	Notional	12/31/2020		paid	at 12/31/2020
Receive	Pay	date	(000)		(000)	(000)		(000)

3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$ (1,973)		$—		$ (1,973)
3-month USD-LIBOR	2.194%	3/29/2024	31,900		(2,005)	—		(2,005)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500		(2,133)	—		(2,133)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590		(18,844)	—		(18,844)
6-month EURIBOR	0.9852%	10/17/2024	€25,000		(1,733)	—		(1,733)
U.S. EFFR	0.10875%	7/6/2025	$121,300		595	—		595
U.S. EFFR	0.0995%	7/9/2025	60,700		325	—		325
U.S. EFFR	0.105%	7/9/2025	60,600		310	—		310
U.S. EFFR	0.099%	7/10/2025	149,000		804	—		804
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000		(698)	—		(698)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000		(1,131)	—		(1,131)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000		1,422	—		1,422

						$—		$(25,061)
Investments in affiliates11

		Value of			Net	Net	Value of
		affiliate at			realized	unrealized	affiliate at	Dividend
		1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
		(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 23.58%
Money market investments 23.58%
Capital Group Central Cash Fund 0.12%10		$602,451	$5,522,355	$3,435,554	$885	$(92)	$2,690,045	$5,601

1Step bond; coupon rate may change at a later date.

2Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,081,328,000, which represented 9.48% of the net assets of the fund.

3Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

4Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Amount less than one thousand.

7Purchased on a TBA basis.

8All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,008,000, which represented .25% of the net assets of the fund.

9Index-linked bond whose principal amount moves with a government price index. 10Rate represents the seven-day yield at 12/31/2020.

11Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

12Notional amount is calculated based on the number of contracts and notional contract size.

13Value is calculated based on the notional amount and current market price.

178American Funds Insurance Series

Bond Fund (continued)

Key to abbreviations and symbols CLO = Collateralized Loan Obligations EFFR = Effective Federal Funds Rate EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate G.O. = General Obligation

ICE = Intercontinental Exchange, Inc. JPY/¥ = Japanese yen

See notes to financial statements.

LIBOR = London Interbank Offered Rate MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate TBA = To-be-announced

USD/$ = U.S. dollars

American Funds Insurance Series	179

Capital World Bond Fund (formerly Global Bond Fund)

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 93.64%		Principal amount	Value
		(000)	(000)

Euros	Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)1	€ 4,200	$ 5,748
17.23%	Altria Group, Inc. 1.00% 2023	1,020	1,272
	Altria Group, Inc. 1.70% 2025	1,600	2,071
	Altria Group, Inc. 2.20% 2027	2,900	3,870
	American Honda Finance Corp. 1.60% 2022	620	775
	American Honda Finance Corp. 1.95% 2024	560	736
	AT&T Inc. 1.60% 2028	2,350	3,136
	Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)1,2	5,000	7,602
	Barclays Bank PLC 6.00% 2021	1,000	1,223
	Barclays Bank PLC 6.625% 2022	1,070	1,416
	CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)1	1,500	1,890
	CaixaBank, SA 2.25% 2030
	(EUR Annual (vs. 6-month EUR-EURIBOR) 5-year + 1.68% on 4/17/2025)1	2,400	3,071
	Comcast Corp. 0.25% 2027	1,250	1,552
	Cote d’Ivoire (Republic of) 5.25% 2030	900	1,182
	Cote d’Ivoire (Republic of) 5.875% 2031	840	1,137
	Deutsche Telekom International Finance BV 7.50% 2033	200	446
	Dow Chemical Co. 0.50% 2027	1,110	1,371
	Dow Chemical Co. 1.125% 2032	1,010	1,284
	Egypt (Arab Republic of) 5.625% 2030	745	954
	European Financial Stability Facility 0.40% 2025	6,000	7,637
	European Union 0% 2035	220	276
	French Republic O.A.T. 0% 2030	17,930	22,663
	Germany (Federal Republic of) 0.50% 2027	2,510	3,319
	Germany (Federal Republic of) 0% 2030	21,090	27,221
	Germany (Federal Republic of) 0% 2050	3,540	4,540
	Goldman Sachs Group, Inc. 3.375% 20252	5,000	6,961
	Greece (Hellenic Republic of) 3.375% 2025	21,435	29,726
	Greece (Hellenic Republic of) 3.75% 2028	4,964	7,468
	Greece (Hellenic Republic of) 3.875% 2029	6,884	10,666
	Greece (Hellenic Republic of) 1.50% 2030	5,160	6,812
	Groupe BPCE SA 4.625% 2023	1,200	1,637
	Groupe BPCE SA 1.00% 2025	2,900	3,687
	Honeywell International Inc. 0.75% 2032	370	471
	Intesa Sanpaolo SpA 6.625% 2023	510	712
	Ireland (Republic of) 0.20% 2030	900	1,155
	Israel (State of) 2.875% 2024	1,180	1,577
	Israel (State of) 1.50% 2027	775	1,031
	Israel (State of) 1.50% 2029	725	982
	Italy (Republic of) 0.10% 20233	8,578	10,711
	Italy (Republic of) 1.85% 2025	21,390	28,444
	Italy (Republic of) 0.95% 2027	7,270	9,326
	Italy (Republic of) 2.80% 2028	5,828	8,505
	Italy (Republic of) 1.35% 2030	1,657	2,192
	Italy (Republic of) 1.65% 2030	7,400	10,033
	JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)1,2	3,208	3,988
	Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)1	2,400	3,020
	Morocco (Kingdom of) 3.50% 2024	1,400	1,867
	Morocco (Kingdom of) 1.375% 2026	1,130	1,394
	Morocco (Kingdom of) 2.00% 2030	1,285	1,595
	Morocco (Kingdom of) 1.50% 2031	4,100	4,895
	Morocco (Kingdom of) 1.50% 2031	1,700	2,030
	Netherlands (Kingdom of the) 0% 2027	10,320	13,104
	Philippines (Republic of) 0.70% 2029	940	1,156
	Portuguese Republic 0.475% 2030	1,610	2,053
	Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)1	2,400	2,962
	Rolls-Royce PLC 4.625% 2026	100	133
	Romania 3.624% 2030	6,530	9,538
	Romania 2.00% 2032	2,665	3,424
	Romania 3.50% 2034	835	1,217
	Romania 3.875% 2035	2,810	4,213
	Romania 3.375% 2038	4,170	5,877

180American Funds Insurance Series
Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Euros	Romania 4.625% 2049	€5,795	$ 9,586
(continued)	Russian Federation 2.875% 2025	4,500	6,082
	Serbia (Republic of) 3.125% 2027	15,747	21,665
	Serbia (Republic of) 1.50% 2029	4,943	6,260
	Spain (Kingdom of) 0.80% 2027	2,280	2,983
	Spain (Kingdom of) 1.45% 2029	1,890	2,610
	Spain (Kingdom of) 1.25% 2030	13,840	18,906
	Spain (Kingdom of) 2.70% 2048	850	1,528
	State Grid Europe Development (2014) PLC 1.50% 2022	194	241
	State Grid Overseas Investment Ltd. 1.25% 2022	765	948
	State Grid Overseas Investment Ltd. 1.375% 2025	441	562
	State Grid Overseas Investment Ltd. 2.125% 2030	200	273
	Stryker Corp. 0.25% 2024	480	594
	Stryker Corp. 0.75% 2029	980	1,246
	Stryker Corp. 1.00% 2031	450	576
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	2,275	3,128
	Tunisia (Republic of) 6.75% 2023	1,250	1,460
	Tunisia (Republic of) 6.375% 2026	3,800	4,273
	Ukraine 6.75% 2026	4,344	5,862
	Ukraine 4.375% 2030	2,705	3,169

			402,906

Japanese yen	Export-Import Bank of India 0.59% 2022	¥ 400,000	3,860
9.28%	Goldman Sachs Group, Inc. 1.00% 20212	28,000	272
	Goldman Sachs Group, Inc. 2.80% 20222	100,000	996
	Groupe BPCE SA 0.64% 2022	400,000	3,886
	Indonesia (Republic of) 0.67% 2021	200,000	1,937
	Indonesia (Republic of) 0.54% 2022	100,000	967
	Intesa Sanpaolo SpA 1.36% 2022	600,000	5,851
	Japan, Series 19, 0.10% 20243	1,839,110	17,847
	Japan, Series 18, 0.10% 20243	1,021,233	9,910
	Japan, Series 20, 0.10% 20253	678,710	6,586
	Japan, Series 21, 0.10% 20263	986,778	9,595
	Japan, Series 346, 0.10% 2027	875,700	8,587
	Japan, Series 23, 0.10% 20283	1,988,280	19,316
	Japan, Series 356, 0.10% 2029	3,529,000	34,576
	Japan, Series 24, 0.10% 20293	1,604,510	15,619
	Japan, Series 116, 2.20% 2030	576,100	6,715
	Japan, Series 145, 1.70% 2033	2,210,000	25,534
	Japan, Series 152, 1.20% 2035	966,000	10,656
	Japan, Series 21, 2.30% 2035	720,000	9,085
	Japan, Series 173, 0.40% 2040	492,000	4,773
	Japan, Series 42, 1.70% 2044	641,900	7,888
	Japan, Series 59, 0.70% 2048	260,500	2,597
	Japan, Series 12, 0.50% 2059	138,850	1,266
	KT Corp. 0.38% 2021	200,000	1,938
	United Mexican States 0.70% 2021	600,000	5,810
	United Mexican States 0.62% 2022	100,000	965

			217,032

Chinese yuan	Agricultural Development Bank of China 3.75% 2029	CNY9,850	1,518
renminbi	Agricultural Development Bank of China 2.96% 2030	90,980	13,176
6.03%	China (People’s Republic of), Series 1916, 3.12% 2026	50,200	7,677
	China (People’s Republic of), Series 1906, 3.29% 2029	73,800	11,343
	China (People’s Republic of), Series 1910, 3.86% 2049	259,860	40,357
	China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,325
	China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,599
	China Development Bank Corp., Series 2004, 3.43% 2027	150,100	22,961
American Funds Insurance Series	181

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Chinese yuan	China Development Bank Corp., Series 1805, 4.04% 2028	CNY51,800	$ 8,174
renminbi	China Development Bank Corp., Series 1905, 3.48% 2029	128,200	19,425
(continued)	China Development Bank Corp., Series 2005, 3.07% 2030	78,250	11,451

			141,006

British pounds	American Honda Finance Corp. 0.75% 2026	£1,420	1,952
3.90%	France Télécom 5.375% 2050	300	741
	Lloyds Banking Group PLC 7.625% 2025	655	1,138
	Rolls-Royce PLC 5.75% 2027	200	304
	United Kingdom 2.75% 2024	1,210	1,828
	United Kingdom 1.25% 2027	570	842
	United Kingdom 4.25% 2027	2,800	4,954
	United Kingdom 1.625% 2028	2,215	3,400
	United Kingdom 0.375% 2030	4,970	6,905
	United Kingdom 4.75% 2030	14,360	28,430
	United Kingdom 4.25% 2032	3,414	6,742
	United Kingdom 4.50% 2034	2,210	4,672
	United Kingdom 0.625% 2035	8,262	11,473
	United Kingdom 3.25% 2044	4,440	9,347
	United Kingdom 0.625% 2050	6,330	8,387

			91,115

Danish kroner	Nordea Kredit 0.50% 20404	DKr19,969	3,295
2.55%	Nykredit Realkredit AS, Series 01E, 1.50% 20374	27,851	4,768
	Nykredit Realkredit AS, Series 01E, 2.00% 20374	8,278	1,423
	Nykredit Realkredit AS, Series 01E, 0.50% 20404	210,985	34,839
	Nykredit Realkredit AS, Series 01E, 1.50% 20404	87,271	14,876
	Nykredit Realkredit AS, Series 01E, 2.50% 20474	2,934	509
			59,710

Canadian dollars	Canada 1.00% 2022	C$1,050	837
2.06%	Canada 2.25% 2025	15,900	13,528
	Canada 2.25% 2029	26,105	23,312
	Canada 2.75% 2048	3,500	3,774
	Quebec (Province of) 1.90% 2030	8,200	6,807

			48,258

Mexican pesos	Petróleos Mexicanos 7.19% 2024	MXN27,473	1,252
2.00%	Petróleos Mexicanos 7.47% 2026	95,267	3,999
	United Mexican States, Series M20, 10.00% 2024	54,000	3,248
	United Mexican States, Series M, 7.50% 2027	341,420	19,539
	United Mexican States, Series M20, 8.50% 2029	140,400	8,607
	United Mexican States, Series M30, 8.50% 2038	21,100	1,316
	United Mexican States, Series M, 8.00% 2047	147,500	8,755

			46,716

Malaysian	Malaysia (Federation of), Series 0417, 3.899% 2027	MYR19,152	5,226
ringgits	Malaysia (Federation of), Series 0310, 4.498% 2030	8,420	2,406
1.79%	Malaysia (Federation of), Series 0418, 4.893% 2038	60,780	17,838
	Malaysia (Federation of), Series 0219, 4.467% 2039	9,167	2,569
	Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	10,526
	Malaysia (Federation of), Series 0216, 4.736% 2046	7,559	2,149
	Malaysia (Federation of), Series 0518, 4.921% 2048	2,773	815
	Malaysia (Federation of), Series 0519, 4.638% 2049	560	157
	Malaysia (Federation of), Series 0120, 4.065% 2050	1,110	287

			41,973

182American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Australian dollars	Australia (Commonwealth of), Series 152, 2.75% 2028	A$3,690	$ 3,284
1.34%	Australia (Commonwealth of), Series 163, 1.00% 2031	32,100	24,628
	Australia (Commonwealth of), Series 162, 1.75% 2051	4,620	3,393

			31,305

Russian rubles	Russian Federation 7.00% 2023	RUB430,300	6,137
1.16%	Russian Federation 6.90% 2029	403,750	5,871
	Russian Federation 7.65% 2030	485,000	7,408
	Russian Federation 8.50% 2031	82,440	1,339
	Russian Federation 7.70% 2033	295,840	4,509
	Russian Federation 7.25% 2034	121,920	1,795

			27,059

Israeli shekels	Israel (State of) 2.00% 2027	ILS42,900	14,658
1.09%	Israel (State of) 5.50% 2042	20,200	10,768

			25,426

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW13,411,000	12,465
0.89%	South Korea (Republic of), Series 2712, 2.375% 2027	8,658,930	8,427

			20,892

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,751
0.67%	Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	549
	Indonesia (Republic of), Series 59, 7.00% 2027	11,000,000	845
	Indonesia (Republic of), Series 78, 8.25% 2029	30,605,000	2,514
	Indonesia (Republic of), Series 82, 7.00% 2030	59,605,000	4,601
	Indonesia (Republic of), Series 87, 6.50% 2031	17,649,000	1,316
	Indonesia (Republic of), Series 74, 7.50% 2032	7,073,000	549
	Indonesia (Republic of), Series 65, 6.625% 2033	17,683,000	1,295
	Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,274

			15,694

Colombian pesos	Colombia (Republic of) 5.75% 2027	COP16,661,900	5,171
0.64%	Colombia (Republic of) 7.25% 2050	31,167,000	9,836

			15,007

Brazilian reais	Brazil (Federative Republic of) 6.00% 20243	BRL34,215	7,606
0.47%	Brazil (Federative Republic of) 10.00% 2027	15,000	3,417

			11,023

New Zealand dollars	New Zealand 1.75% 2041	NZ$13,580	9,638
0.41%

Thai baht	Thailand (Kingdom of) 2.125% 2026	THB257,750	9,308
0.40%

Chilean pesos	Chile (Republic of) 4.50% 2026	CLP5,205,000	8,404
0.36%

South African rand	South Africa (Republic of), Series R-2048, 8.75% 2048	ZAR140,650	7,886
0.34%

American Funds Insurance Series	183

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Ukrainian hryvnia	Ukraine 16.06% 2022	UAH86,536	$3,268
0.31%	Ukraine 17.00% 2022	60,180	2,279
	Ukraine 17.25% 2022	47,384	1,775

			7,322

Singapore dollars	Singapore (Republic of) 2.625% 2028	S$3,307	2,834
0.27%	Singapore (Republic of) 2.875% 2029	1,906	1,688
	Singapore (Republic of) 2.875% 2030	2,037	1,832

			6,354

Norwegian kroner	Norway (Kingdom of) 1.75% 2025	NKr48,880	5,980
0.26%

Peruvian	Peru (Republic of) 6.15% 2032	PEN16,770	5,639
nuevos soles

0.24%

Indian rupees	National Highways Authority of India 7.17% 2021	INR220,000	3,112
0.16%	National Highways Authority of India 7.27% 2022	50,000	717

			3,829

Dominican pesos	Dominican Republic 9.75% 2026	DOP158,600	2,938
0.13%

Polish zloty	Poland (Republic of), Series 1029, 2.75% 2029	PLN4,900	1,500
0.06%

Romanian leu	Romania 4.75% 2025	RON5,000	1,361
0.06%

U.S. dollars	99 Escrow Issuer, Inc. 7.50% 20262	$70	70
39.54%	Abbott Laboratories 3.40% 2023	137	149
	Abbott Laboratories 3.75% 2026	793	929
	AbbVie Inc. 2.90% 2022	1,170	1,224
	AbbVie Inc. 3.20% 2022	200	209
	Abu Dhabi (Emirate of) 0.75% 20232	5,460	5,477
	Abu Dhabi (Emirate of) 2.50% 20252	2,195	2,349
	ACE INA Holdings Inc. 2.875% 2022	195	203
	ACE INA Holdings Inc. 3.35% 2026	195	220
	ACE INA Holdings Inc. 4.35% 2045	425	576
	Adobe Inc. 2.15% 2027	1,062	1,140
	Advisor Group Holdings, LLC 6.25% 20282	425	431
	Aetna Inc. 2.80% 2023	340	358
	Affinity Gaming 6.875% 20272	205	215
	AG Merger Sub II, Inc. 10.75% 20272	311	345
	Albertsons Companies, Inc. 3.50% 20292	65	66
	Alexandria Real Estate Equities, Inc. 1.875% 2033	2,047	2,048
	Alliant Holdings Intermediate, LLC 6.75% 20272	410	439
	Allied Universal Holdco LLC 9.75% 20272	200	218
	Allison Transmission Holdings, Inc. 3.75% 20312	100	102
	Allstate Corp. 0.75% 2025	1,563	1,572
	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20255,6	650	654
	Altice NV 7.50% 20262	50	53
	Altria Group, Inc. 5.95% 2049	131	184

184American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Amazon.com, Inc. 1.50% 2030	$2,040	$2,073
(continued)	Amazon.com, Inc. 2.50% 2050	2,500	2,594
	American Campus Communities, Inc. 3.75% 2023	1,810	1,914
	American Campus Communities, Inc. 4.125% 2024	1,195	1,305
	American Campus Communities, Inc. 3.875% 2031	514	583
	American Electric Power Company, Inc. 1.00% 2025	250	253
	American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 20242,7	355	3
	American Honda Finance Corp. 1.20% 2025	3,202	3,278
	Amgen Inc. 1.90% 2025	580	611
	Amgen Inc. 2.20% 2027	445	477
	Amipeace Ltd. 2.50% 2024	4,100	4,275
	Anglo American Capital PLC 3.95% 20502	521	586
	Angola (Republic of) 9.50% 2025	2,400	2,500
	Angola (Republic of) 8.25% 2028	2,200	2,116
	Anheuser-Busch Co. / InBev Worldwide 4.70% 2036	1,780	2,260
	Anheuser-Busch InBev NV 4.15% 2025	2,230	2,540
	Anheuser-Busch InBev NV 4.00% 2028	1,050	1,238
	Anheuser-Busch InBev NV 4.75% 2029	2,535	3,128
	Anheuser-Busch InBev NV 4.50% 2050	2,250	2,836
	Apache Corp. 4.625% 2025	100	105
	Apache Corp. 4.875% 2027	305	324
	Apache Corp. 4.375% 2028	171	178
	Apache Corp. 5.10% 2040	100	107
	Apple Inc. 3.35% 2027	1,075	1,227
	Apple Inc. 2.40% 2050	1,100	1,128
	Ardagh Group SA 6.50% 20272,8	210	224
	Argentine Republic 1.00% 2029	427	185
	Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)1	4,221	1,718
	Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)1	3,025	1,110
	Ascent Resources - Utica LLC 8.25% 20282	230	230
	Associated Materials, LLC 9.00% 20252	400	425
	AssuredPartners, Inc. 7.00% 20252	200	208
	AssuredPartners, Inc. 5.625% 20292	230	240
	AstraZeneca PLC 3.50% 2023	2,700	2,911
	AT&T Inc. 1.65% 2028	1,575	1,608
	AT&T Inc. 2.55% 20332	4,414	4,549
	AT&T Inc. 3.30% 2052	2,080	2,062
	ATS Automation Tooling Systems Inc. 4.125% 20282	230	235
	Austin BidCo Inc. 7.125% 20282	120	125
	Austin BidCo Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.732% 20275,6	25	25
	Autoridad del Canal de Panama 4.95% 20352	1,000	1,267
	Avis Budget Car Rental, LLC 5.75% 20272	220	225
	Avis Budget Group, Inc. 5.25% 20252	350	352
	Avis Budget Group, Inc. 10.50% 20252	202	239
	Axiata SPV2 Bhd. 2.163% 2030	651	659
	B&G Foods, Inc. 5.25% 2025	100	103
	B&G Foods, Inc. 5.25% 2027	210	223
	Baidu Inc. 3.425% 2030	675	748
	Baker Hughes, a GE Co. 4.486% 2030	68	82
	Banff Merger Sub Inc. 9.75% 20262	210	227
	Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)1	847	903
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)1	7,710	7,815
	Bausch Health Companies Inc. 9.25% 20262	795	887
	Bausch Health Companies Inc. 5.00% 20282	315	325
	Bausch Health Companies Inc. 5.00% 20292	225	232
	Bausch Health Companies Inc. 5.25% 20312	85	89
	Bayer AG 3.375% 20242	840	918
	Bayer US Finance II LLC 3.875% 20232	900	981
	Bayer US Finance II LLC 4.25% 20252	203	232
	Bayerische Motoren Werke AG 2.95% 20222	3,675	3,801
	Bayerische Motoren Werke AG 3.15% 20242	5,000	5,393
	Bayerische Motoren Werke AG 3.90% 20252	900	1,014
American Funds Insurance Series	185

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Bayerische Motoren Werke AG 4.15% 20302	$ 900	$1,089
(continued)	Becton, Dickinson and Company 3.70% 2027	933	1,071
	Becton, Dickinson and Company 2.823% 2030	3,312	3,643
	Berkshire Hathaway Energy Company 2.85% 20512	300	309
	Bermuda 2.375% 20302	760	799
	Black Knight Inc. 3.625% 20282	335	343
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 20252	225	240
	BMC Software, Inc. 7.125% 20252	70	76
	BMC Software, Inc. 9.125% 20262	150	162
	Boeing Company 5.15% 2030	4,000	4,848
	Bombardier Inc. 8.75% 20212	50	52
	Bombardier Inc. 5.75% 20222	100	102
	Bombardier Inc. 6.125% 20232	245	240
	Bombardier Inc. 7.50% 20242	10	10
	Bombardier Inc. 7.875% 20272	125	115
	Boyd Gaming Corp. 4.75% 2027	220	229
	BP Capital Markets America Inc. 2.939% 2051	2,280	2,328
	Brandywine Operating Partnership, LP 3.95% 2023	190	198
	Brasil Foods SA 5.75% 20502	220	245
	Braskem SA 4.50% 20302	745	766
	Brightstar Escrow Corp. 9.75% 20252	180	193
	British Airways, Series 2020-1, Class B, 8.375% 20282	100	111
	British Airways, Series 2020-1, Class A, 4.25% 20322	100	107
	British American Tobacco PLC 2.789% 2024	1,150	1,230
	British American Tobacco PLC 3.215% 2026	955	1,053
	British American Tobacco PLC 3.557% 2027	1,545	1,721
	British American Tobacco PLC 3.462% 2029	1,150	1,256
	British American Tobacco PLC 4.758% 2049	894	1,038
	Broadcom Inc. 3.15% 2025	910	994
	Broadcom Inc. 4.15% 2030	1,450	1,680
	Brookfield Property REIT Inc. 5.75% 20262	760	751
	Brookfield Residential Properties Inc. 4.875% 20302	85	88
	Cablevision Systems Corp. 6.75% 2021	950	995
	Caesars Entertainment, Inc. 6.25% 20252	445	474
	Canadian Natural Resources Ltd. 2.95% 2030	2,343	2,509
	Carnival Corp. 11.50% 20232	2,630	3,045
	Carrier Global Corp. 2.242% 2025	530	562
	Carrier Global Corp. 2.493% 2027	438	473
	Cars.com Inc. 6.375% 20282	220	234
	CCCI Treasure Ltd. 3.425%
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)1	2,680	2,648
	CCCI Treasure Ltd. 3.65%
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)1	510	502
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20262	475	491
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,975
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20302	1,045	1,110
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20302	275	297
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20312	375	396
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20322	210	224
	Cenovus Energy Inc. 5.375% 2025	175	197
	Cenovus Energy Inc. 6.75% 2039	50	66
	Centene Corp. 4.75% 2025	350	360
	Centene Corp. 4.625% 2029	405	450
	Central Garden & Pet Co. 4.125% 2030	99	103
	Cheniere Energy Partners, LP 5.625% 2026	210	219
	Cheniere Energy Partners, LP 4.50% 2029	210	222
	Cheniere Energy, Inc. 4.625% 20282	405	426
	Chesapeake Energy Corp. 4.875% 20227	915	46
	Chesapeake Energy Corp. 11.50% 20252,7	636	112
	Chesapeake Energy Corp., Term Loan,
	(3-month USD-LIBOR + 8.00%) 8.223% 20245,6,7	756	620
	China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	6,016

186American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Cigna Corp. 3.40% 2021	$ 750	$ 766
(continued)	Cigna Corp. 4.125% 2025	830	956
	Cirsa Gaming Corp. SA 7.875% 20232	200	202
	Citigroup Inc. 2.35% 2021	1,500	1,518
	Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)1	4,500	4,922
	Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)1	425	468
	Cleveland-Cliffs Inc. 9.875% 20252	425	500
	Cleveland-Cliffs Inc. 6.75% 20262	315	341
	Cleveland-Cliffs Inc. 5.875% 2027	100	102
	CMS Energy Corp. 3.875% 2024	100	109
	CMS Energy Corp. 3.00% 2026	1,200	1,324
	CNX Resources Corp. 7.25% 20272	210	225
	CNX Resources Corp. 6.00% 20292	225	231
	Colombia (Republic of) 3.875% 2027	350	391
	Colombia (Republic of) 4.50% 2029	1,165	1,351
	Comcast Corp. 3.95% 2025	2,610	3,000
	Community Health Systems Inc. 5.625% 20272	90	97
	Community Health Systems Inc. 6.00% 20292	230	249
	Compass Diversified Holdings 8.00% 20262	475	500
	Comstock Resources, Inc. 9.75% 2026	295	317
	Conagra Brands, Inc. 4.30% 2024	2,380	2,664
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)2,8	2,741	781
	Consumers Energy Co. 3.375% 2023	345	370
	Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	4	4
	Convey Park Energy LLC 7.50% 20252	125	127
	Costa Rica (Republic of) 6.125% 20312	640	599
	CP Atlas Buyer, Inc. 7.00% 20282	50	52
	Crédit Agricole SA 4.375% 20252	1,100	1,236
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	2,675	2,777
	Credit Suisse AG (New York Branch) 2.95% 2025	875	960
	CSX Corp. 3.80% 2050	75	93
	CSX Corp. 2.50% 2051	1,075	1,068
	CVR Partners, LP 9.25% 20232	230	231
	CVS Health Corp. 3.35% 2021	277	279
	CVS Health Corp. 3.50% 2022	430	449
	CVS Health Corp. 3.70% 2023	97	104
	DaimlerChrysler North America Holding Corp. 2.00% 20212	2,100	2,117
	DaimlerChrysler North America Holding Corp. 2.875% 20212	2,275	2,285
	DaimlerChrysler North America Holding Corp. 3.00% 20212	6,425	6,446
	Dana Inc. 5.625% 2028	410	442
	Danske Bank AS 2.70% 20222	1,400	1,436
	Danske Bank AS 3.875% 20232	1,675	1,806
	Darling Ingredients Inc. 5.25% 20272	210	224
	Dave & Buster’s, Inc. 7.625% 20252	220	232
	DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)1	50	42
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)1	850	870
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)1	1,500	1,630
	Deutsche Telekom International Finance BV 1.95% 20212	575	580
	Deutsche Telekom International Finance BV 2.82% 20222	1,675	1,712
	Deutsche Telekom International Finance BV 4.375% 20282	890	1,052
	Deutsche Telekom International Finance BV 9.25% 2032	930	1,567
	Diamond Offshore Drilling, Inc. 4.875% 20437	825	105
	Diamond Sports Group LLC 6.625% 20272	385	233
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.004% 20235,6	108	106
	Diebold Nixdorf, Inc. 9.375% 20252	630	707
	Diebold, Inc. 8.50% 2024	150	152
	Discovery Communications, Inc. 3.625% 2030	468	536
	Dominican Republic 5.50% 20252	1,375	1,552
	Dominican Republic 5.95% 2027	624	736
	Dominican Republic 8.625% 20272	225	287
	Dominican Republic 4.50% 20302	1,400	1,524
	Dominican Republic 6.40% 20492	1,613	1,899
American Funds Insurance Series	187

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Dominican Republic 5.875% 20602	$1,075	$1,188
(continued)	DP World Crescent 4.848% 20282	550	641
	DPL Inc. 4.125% 20252	95	103
	Duke Energy Corp. 3.75% 2024	550	606
	Duke Energy Progress, LLC 3.70% 2028	1,225	1,435
	Dun & Bradstreet Corp. 6.875% 20262	123	132
	Edison International 5.75% 2027	370	443
	Edison International 4.125% 2028	2,390	2,665
	Egypt (Arab Republic of) 7.50% 20272	2,200	2,550
	Electricité de France SA 4.875% 20382	795	993
	Embarq Corp. 7.995% 2036	530	655
	EMD Finance LLC 2.95% 20222	225	231
	EMD Finance LLC 3.25% 20252	2,924	3,206
	Empire Communities Corp. 7.00% 20252	100	106
	Empresas Publicas de Medellin ESP 4.25% 20292	1,030	1,109
	Enbridge Inc. 4.00% 2023	600	653
	Enbridge Inc. 2.50% 2025	900	965
	Enbridge Inc. 4.25% 2026	655	767
	Enbridge Inc. 3.70% 2027	754	860
	Encompass Health Corp. 4.50% 2028	100	105
	Encompass Health Corp. 4.75% 2030	200	215
	Endo Dac / Endo Finance LLC / Endo Finco 9.50% 20272	551	616
	Endo Dac / Endo Finance LLC / Endo Finco 6.00% 20282	292	248
	Enel Finance International SA 2.75% 20232	5,000	5,235
	Enel Finance International SA 3.625% 20272	2,375	2,698
	Enel Finance International SA 3.50% 20282	1,800	2,052
	Energizer Holdings, Inc. 4.375% 20292	210	218
	Energy Transfer Operating, LP 5.00% 2050	3,337	3,617
	Energy Transfer Partners, LP 4.20% 2027	110	121
	Energy Transfer Partners, LP 6.00% 2048	70	83
	Energy Transfer Partners, LP 6.25% 2049	910	1,101
	Engie Energia Chile SA 3.40% 20302	547	593
	EnLink Midstream Partners, LLC 5.625% 20282	135	138
	ENN Energy Holdings Ltd. 2.625% 20302	2,982	3,001
	Entergy Corp. 0.90% 2025	750	750
	Entergy Texas, Inc. 1.75% 2031	525	527
	Enterprise Products Operating LLC 2.80% 2030	377	409
	EQM Midstream Partners, LP 6.50% 20272	340	383
	EQT Corp. 8.75% 2030	105	128
	Equinix, Inc. 1.80% 2027	1,145	1,180
	Equinix, Inc. 2.15% 2030	9,390	9,566
	Equinor ASA 1.75% 2026	462	485
	Equinor ASA 2.375% 2030	928	994
	Equinor ASA 3.70% 2050	1,441	1,740
	Essex Portfolio LP 3.50% 2025	2,835	3,143
	Essex Portfolio LP 3.375% 2026	885	994
	European Investment Bank 2.25% 2022	700	717
	Exelon Corp. 3.40% 2026	1,465	1,651
	Exelon Corp., junior subordinated, 3.497% 20221	525	546
	Export-Import Bank of India 3.25% 2030	3,489	3,741
	Extraction Oil & Gas, Inc. 5.625% 20262,7	425	78
	Exxon Mobil Corp. 3.482% 2030	4,170	4,860
	Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 20224	1,159	1,188
	Fannie Mae Pool #MA2754 3.00% 20264	155	163
	Fannie Mae Pool #AB4281 3.00% 20274	23	24
	Fannie Mae Pool #MA4228 1.50% 20364	6,429	6,618
	Fannie Mae Pool #AP7888 3.50% 20424	527	576
	Fannie Mae Pool #AO4151 3.50% 20424	205	222
	Fannie Mae Pool #AQ0770 3.50% 20424	177	195
	FEL Energy VI SARL 5.75% 20402	200	213
	First Quantum Minerals Ltd. 7.25% 20232	665	686
	First Quantum Minerals Ltd. 7.50% 20252	895	933

188American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	First Quantum Minerals Ltd. 6.875% 20262	$ 325	$ 339
(continued)	First Quantum Minerals Ltd. 6.875% 20272	440	478
	FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)1	1,800	1,986
	FirstEnergy Corp. 3.40% 2050	240	231
	Ford Motor Credit Co. 3.81% 2024	800	821
	Ford Motor Credit Co. 5.125% 2025	1,035	1,127
	Ford Motor Credit Co. 4.00% 2030	125	132
	France Télécom 9.00% 20311	2,434	4,005
	Freddie Mac Pool #ZS8588 3.00% 20304	93	97
	Freddie Mac, Series 3213, Class OG, principal only, 0% 20364	8	7
	Freddie Mac Pool #SB8083 1.50% 20364	252	260
	Freddie Mac, Series 3292, Class BO, principal only, 0% 20374	33	31
	Freddie Mac Pool #SI2002 4.00% 20484	3,151	3,373
	Freddie Mac Pool #2B7343 3.711% 20494,6	2,053	2,146
	Freedom Mortgage Corp. 7.625% 20262	225	238
	Freeport-McMoRan Inc. 3.875% 2023	75	78
	Freeport-McMoRan Inc. 4.25% 2030	275	297
	Fresnillo PLC 4.25% 20502	973	1,070
	Frontier Communications Corp. 11.00% 20257	1,515	798
	Frontier Communications Corp. 5.875% 20272	125	135
	Frontier Communications Corp. 5.00% 20282	125	131
	Frontier Communications Corp. 6.75% 20292	125	134
	FS Energy and Power Fund 7.50% 20232	525	505
	FXI Holdings, Inc. 7.875% 20242	246	248
	FXI Holdings, Inc. 12.25% 20262	652	744
	General Mills, Inc. 3.20% 2021	455	459
	General Motors Company 6.125% 2025	117	142
	General Motors Financial Co. 5.20% 2023	1,190	1,305
	Genesis Energy, LP 8.00% 2027	205	204
	Global Payments Inc. 2.90% 2030	683	743
	Gogo Inc. 9.875% 20242	985	1,057
	Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)1	1,200	1,247
	Goldman Sachs Group, Inc. 3.50% 2025	5,111	5,688
	GPC Merger Sub Inc. 7.125% 20282	210	232
	GrafTech Finance Inc. 4.625% 20282	25	25
	Groupe BPCE SA 5.70% 20232	1,800	2,038
	Grupo Energia Bogota SA ESP 4.875% 20302	660	778
	H.J. Heinz Co. 3.875% 20272	300	324
	Halliburton Company 3.80% 2025	54	61
	Hanesbrands Inc. 4.625% 20242	85	89
	Hanesbrands Inc. 5.375% 20252	86	91
	Hanesbrands Inc. 4.875% 20262	350	381
	Harsco Corp. 5.75% 20272	210	222
	Harvest Midstream I, LP 7.50% 20282	100	107
	HCA Inc. 5.875% 2023	145	160
	HCA Inc. 5.375% 2025	55	62
	HCA Inc. 5.625% 2028	190	225
	HCA Inc. 3.50% 2030	100	106
	HCA Inc. 5.25% 2049	170	225
	Hess Midstream Partners LP 5.125% 20282	140	146
	Hexion Inc. 7.875% 20272	370	397
	Hilton Worldwide Holdings Inc. 4.00% 20312	130	137
	Howard Hughes Corp. 5.375% 20282	435	469
	Howmet Aerospace Inc. 6.875% 2025	190	224
	HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)1	430	452
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)1	305	325
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)1	4,172	4,759
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)1	1,032	1,068
	HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)1	6,000	6,453
	Humana Inc. 3.85% 2024	1,000	1,108
	Hyundai Capital America 3.25% 20222	250	260
	Hyundai Capital America 2.375% 20272	1,284	1,348
American Funds Insurance Series	189

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Hyundai Capital Services Inc. 3.75% 20232	$2,450	$2,606
(continued)	Imperial Tobacco Finance PLC 3.50% 20232	2,000	2,095
	Indonesia (Republic of) 3.75% 2022	1,110	1,157
	Indonesia (Republic of) 4.75% 2026	3,500	4,100
	Indonesia (Republic of) 3.85% 2030	315	367
	International Game Technology PLC 6.50% 20252	500	560
	International Game Technology PLC 5.25% 20292	200	216
	International Paper Co. 7.30% 2039	600	963
	Interstate Power and Light Co. 2.30% 2030	1,275	1,350
	Intesa Sanpaolo SpA 5.017% 20242	3,270	3,579
	Intuit Inc. 1.35% 2027	700	717
	Iraq (Republic of) 6.752% 20232	545	534
	Iron Mountain Inc. 5.25% 20302	290	314
	Iron Mountain Inc. 4.50% 20312	280	294
	Israel (State of) 2.50% 2030	3,850	4,176
	Israel (State of) 2.75% 2030	1,135	1,253
	Israel (State of) 3.375% 2050	1,470	1,631
	Israel (State of) 3.875% 2050	1,265	1,524
	J2 Global, Inc. 4.625% 20302	220	233
	Jaguar Land Rover PLC 7.75% 20252	225	243
	Jaguar Land Rover PLC 5.875% 20282	150	152
	Jordan (Hashemite Kingdom of) 5.75% 20272	1,035	1,144
	Joseph T. Ryerson & Son, Inc. 8.50% 20282	157	178
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)1	6,710	6,787
	KB Home 6.875% 2027	370	435
	Keurig Dr Pepper Inc. 4.597% 2028	2,740	3,339
	Keurig Dr Pepper Inc. 3.20% 2030	146	165
	Keurig Dr Pepper Inc. 5.085% 2048	1,075	1,521
	Kimberly-Clark Corp. 1.05% 2027	770	781
	Kimberly-Clark Corp. 3.10% 2030	110	127
	Kraft Heinz Company 3.95% 2025	235	259
	Kraft Heinz Company 4.375% 2046	825	893
	Kronos Acquisition Holdings Inc. 5.00% 20262	95	99
	Kronos Acquisition Holdings Inc. 7.00% 20272	45	47
	Kuwait (State of) 2.75% 20222	3,550	3,655
	L3Harris Technologies, Inc. 1.80% 2031	950	968
	Lamar Media Corp. 3.75% 2028	210	216
	LBM Acquisition LLC 6.25% 20292	50	52
	LD Holdings Group LLC 6.50% 20252	220	232
	Liberty Global PLC 5.50% 20282	250	264
	Ligado Networks LLC 15.50% 20232,8	225	219
	Lima Metro Line 2 Finance Ltd. 5.875% 20342	1,052	1,273
	Lima Metro Line 2 Finance Ltd. 5.875% 2034	721	872
	Lima Metro Line 2 Finance Ltd. 4.35% 20362	630	700
	Live Nation Entertainment, Inc. 3.75% 20282	50	51
	Lloyds Banking Group PLC 1.326% 2023
	(UST Yield Curve Rate T Note Constant Maturity 1-year on 6/15/2022)1	1,825	1,846
	LPL Financial Holdings Inc. 4.625% 20272	395	410
	LSB Industries, Inc. 9.625% 20232	760	786
	LYB International Finance III, LLC 1.25% 2025	1,452	1,478
	Magna International Inc. 2.45% 2030	725	780
	Mallinckrodt PLC 10.00% 20252	1,190	1,294
	MasTec, Inc. 4.50% 20282	100	105
	Mattel, Inc. 6.75% 20252	210	222
	MDC Partners Inc. 6.50% 20242	470	477
	Medical Properties Trust, Inc. 3.50% 2031	450	465
	Medtronic, Inc. 3.50% 2025	1,091	1,225
	Methanex Corp. 5.125% 2027	350	381
	Methanex Corp. 5.65% 2044	240	258
	Mexico City Airport Trust 5.50% 2047	432	456
	MGM Growth Properties LLC 3.875% 20292	100	102
	MGM Resorts International 7.75% 2022	200	213

190American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Microsoft Corp. 2.40% 2026	$2,688	$ 2,933
(continued)	Molina Healthcare, Inc. 5.375% 2022	1,200	1,273
	Molina Healthcare, Inc. 3.875% 20302	75	81
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)1	5,730	5,775
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)1	1,510	1,640
	Morocco (Kingdom of) 5.50% 2042	3,100	3,881
	MPLX LP 2.65% 2030	837	878
	MPLX LP 5.50% 2049	1,900	2,502
	MSCI Inc. 3.875% 20312	410	434
	National CineMedia, LLC 5.875% 20282	100	85
	National Financial Partners Corp. 6.875% 20282	210	224
	Nationstar Mortgage Holdings Inc. 5.125% 20302	230	241
	Navient Corp. 5.50% 2023	440	461
	Navient Corp. 5.875% 2024	600	639
	Navient Corp. 6.125% 2024	100	107
	NCL Corp. Ltd. 3.625% 20242	345	328
	NCL Corp. Ltd. 5.875% 20262	115	121
	Neon Holdings, Inc. 10.125% 20262	200	219
	Nestlé Holdings, Inc. 0.625% 20262	5,550	5,525
	Netflix, Inc. 4.875% 20302	190	219
	New Fortress Energy Inc. 6.75% 20252	103	109
	New York Life Global Funding 1.20% 20302	2,725	2,645
	New York Life Insurance Company 3.75% 20502	413	495
	Newcrest Finance Pty Ltd. 3.25% 20302	909	1,005
	Newell Rubbermaid Inc. 4.70% 2026	100	110
	Newell Rubbermaid Inc. 5.875% 20361	100	122
	Nexstar Broadcasting, Inc. 4.75% 20282	215	225
	NGL Energy Partners LP 7.50% 2023	175	124
	Niagara Mohawk Power Corp. 3.508% 20242	180	198
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20252	225	231
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 20282	210	229
	NIKE, Inc. 3.375% 2050	602	741
	Nissan Motor Co., Ltd. 3.043% 20232	1,543	1,614
	Nissan Motor Co., Ltd. 3.522% 20252	2,260	2,425
	Northriver Midstream Finance LP 5.625% 20262	220	228
	Nouryon Holding BV 8.00% 20262	210	224
	Nova Chemicals Corp. 5.25% 20272	120	128
	Novartis Capital Corp. 1.75% 2025	460	483
	Novartis Capital Corp. 2.00% 2027	501	535
	Novartis Capital Corp. 2.20% 2030	1,060	1,139
	NRG Energy, Inc. 3.375% 20292	225	231
	NRG Energy, Inc. 3.625% 20312	225	232
	Occidental Petroleum Corp. 2.70% 2023	230	230
	Occidental Petroleum Corp. 5.875% 2025	240	256
	Occidental Petroleum Corp. 6.375% 2028	234	248
	Occidental Petroleum Corp. 6.125% 2031	155	166
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
	(Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,438
	ONEOK, Inc. 6.35% 2031	31	40
	ONEOK, Inc. 4.95% 2047	111	124
	ONEOK, Inc. 5.20% 2048	1,378	1,608
	ONEOK, Inc. 7.15% 2051	355	492
	Oracle Corp. 2.65% 2026	2,327	2,560
	Oracle Corp. 3.25% 2027	1,880	2,144
	Oracle Corp. 3.60% 2050	980	1,145
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20602,4,6	621	636
	Oversea-Chinese Banking Corp. Ltd. 1.832% 2030
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.58% on 9/10/2025)1,2	1,416	1,440
	Owens & Minor, Inc. 4.375% 2024	425	437
	Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 20255,6	352	352
	Pacific Gas and Electric Co. 2.95% 2026	590	624
	Pacific Gas and Electric Co. 2.10% 2027	9,935	10,097
American Funds Insurance Series	191

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Pacific Gas and Electric Co. 3.30% 2027	$ 659	$ 706
(continued)	Pacific Gas and Electric Co. 4.65% 2028	542	620
	Pacific Gas and Electric Co. 4.55% 2030	783	893
	Pacific Gas and Electric Co. 3.30% 2040	6,850	6,845
	Pacific Gas and Electric Co. 3.50% 2050	931	927
	Pakistan (Islamic Republic of) 5.50% 20212	3,535	3,588
	Panama (Republic of) 3.75% 20262	1,440	1,579
	Panama (Republic of) 3.16% 2030	3,730	4,138
	Panama (Republic of) 4.50% 2050	1,230	1,587
	Panama (Republic of) 4.50% 2056	1,465	1,893
	Panther BF Aggregator 2, LP 6.25% 20262	55	59
	Panther BF Aggregator 2, LP 8.50% 20272	200	218
	Par Pharmaceutical Inc. 7.50% 20272	206	224
	Paraguay (Republic of) 4.625% 2023	947	1,020
	Paraguay (Republic of) 5.00% 2026	235	276
	Paraguay (Republic of) 4.70% 20272	350	410
	Paraguay (Republic of) 5.60% 20482	2,340	3,019
	Paraguay (Republic of) 5.40% 20502	1,510	1,918
	PayPal Holdings, Inc. 2.30% 2030	541	580
	Peabody Energy Corp. 6.00% 20222	225	165
	PennyMac Financial Services, Inc. 5.375% 20252	210	222
	Peru (Republic of) 2.392% 2026	500	534
	Petrobras Global Finance Co. 6.75% 2050	1,370	1,704
	Petróleos Mexicanos 6.875% 20252	1,340	1,471
	Petróleos Mexicanos 6.49% 2027	100	106
	Petróleos Mexicanos 6.35% 2048	723	657
	Petróleos Mexicanos 7.69% 2050	250	252
	Petróleos Mexicanos 6.95% 2060	201	189
	PETRONAS Capital Ltd. 3.50% 20302	605	697
	PetSmart, Inc. 5.875% 20252	790	813
	PetSmart, Inc. 8.875% 20252	1,035	1,064
	PG&E Corp. 5.00% 2028	220	235
	PG&E Corp. 5.25% 2030	125	138
	Philip Morris International Inc. 2.10% 2030	634	662
	Philippines (Republic of) 1.648% 2031	1,637	1,662
	Pioneer Natural Resources Company 1.90% 2030	1,078	1,069
	Plains All American Pipeline, LP 3.80% 2030	352	379
	Poland (Republic of) 3.25% 2026	3,090	3,491
	Post Holdings, Inc. 4.625% 20302	579	610
	PowerTeam Services, LLC 9.033% 20252	100	111
	Prime Healthcare Services, Inc. 7.25% 20252	140	149
	Prime Security Services Borrower, LLC 3.375% 20272	160	159
	Procter & Gamble Company 3.00% 2030	338	390
	Progress Energy, Inc. 7.75% 2031	150	224
	PT Indonesia Asahan Aluminium Tbk 5.23% 20212	555	577
	PT Indonesia Asahan Aluminium Tbk 5.45% 20302	500	602
	PTT Exploration and Production PCL 2.587% 20272	200	209
	Public Service Electric and Gas Co. 2.05% 2050	415	391
	Puget Energy, Inc. 6.00% 2021	1,023	1,059
	Puget Energy, Inc. 5.625% 2022	480	508
	Qatar (State of) 3.875% 20232	475	511
	Qatar (State of) 3.40% 20252	4,805	5,306
	Qatar (State of) 4.50% 20282	3,205	3,889
	Qatar (State of) 5.103% 20482	530	747
	Rabobank Nederland 4.625% 2023	2,180	2,431
	Radiology Partners, Inc. 9.25% 20282	410	462
	Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.476% 20255,6	325	321
	Rattler Midstream Partners LP 5.625% 20252	220	233
	Rayonier A.M. Products Inc. 7.625% 20262	40	42
	Regeneron Pharmaceuticals, Inc. 1.75% 2030	1,014	1,000
	Reynolds American Inc. 4.45% 2025	2,115	2,409
	Rolls-Royce PLC 5.75% 20272	220	244

192American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Roper Technologies, Inc. 1.00% 2025	$2,210	$2,238
(continued)	Royal Caribbean Cruises Ltd. 11.50% 20252	95	111
	RP Escrow Issuer, LLC 5.25% 20252	75	79
	Russian Federation 4.25% 2027	1,400	1,600
	Sabine Pass Liquefaction, LLC 4.50% 20302	88	104
	Sabre GLBL Inc. 7.375% 20252	210	228
	Sabre Holdings Corp. 5.25% 20232	50	51
	Sabre Holdings Corp. 9.25% 20252	125	149
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	640	659
	Sally Holdings LLC and Sally Capital Inc. 8.75% 20252	283	315
	Santander Holdings USA, Inc. 3.244% 2026	3,750	4,095
	Saudi Arabia (Kingdom of) 2.894% 20222	1,900	1,959
	Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,158
	Saudi Arabia (Kingdom of) 3.628% 20272	1,900	2,137
	Saudi Arabia (Kingdom of) 3.625% 20282	3,840	4,310
	Saudi Arabian Oil Co. 1.625% 20252	430	441
	Scentre Group 3.50% 20252	210	225
	Scentre Group 3.75% 20272	110	119
	Schlumberger BV 4.00% 20252	935	1,064
	Scientific Games Corp. 5.00% 20252	539	557
	Scientific Games Corp. 8.25% 20262	615	664
	Scientific Games Corp. 7.00% 20282	100	108
	Scientific Games Corp. 7.25% 20292	160	176
	Scripps Escrow II, Inc. 3.875% 20292	50	52
	Service Properties Trust 5.50% 2027	85	93
	ServiceNow, Inc. 1.40% 2030	1,830	1,787
	Shell International Finance BV 3.25% 2050	1,000	1,135
	Shire PLC 2.40% 2021	1,072	1,086
	Sinclair Television Group, Inc. 5.125% 20272	155	158
	Sinclair Television Group, Inc. 4.125% 20302	230	236
	Six Flags Entertainment Corp. 4.875% 20242	230	231
	Sizzling Platter LLC 8.50% 20252	200	209
	Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,261
	Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,162
	SkyMiles IP Ltd. 4.75% 20282	210	229
	Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 20265,6	184	185
	Southern California Edison Co. 2.85% 2029	200	218
	Southwestern Energy Co. 6.45% 20251	200	208
	Southwestern Energy Co. 8.375% 2028	60	65
	Springleaf Finance Corp. 6.125% 2024	650	711
	Sprint Corp. 7.625% 2026	180	224
	Sprint Corp. 6.875% 2028	725	957
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	7,010	6,101
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	3,700	2,902
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	1,863
	State Grid Overseas Investment Ltd. 3.50% 20272	5,600	6,232
	Statoil ASA 3.70% 2024	1,950	2,145
	Statoil ASA 4.25% 2041	1,000	1,257
	Stericycle, Inc. 3.875% 20292	65	67
	Summit Materials, Inc. 6.50% 20272	210	224
	Sunoco Logistics Operating Partners, LP 4.00% 2027	1,490	1,631
	Sunoco LP 5.50% 2026	210	216
	Sunoco LP 4.50% 20292	220	229
	Surgery Center Holdings 10.00% 20272	210	232
	Swiss Re Finance (Luxembourg) SA 5.00% 2049
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)1,2	800	935
	Syneos Health, Inc. 3.625% 20292	45	45
	Talen Energy Corp. 10.50% 20262	105	94
	Talen Energy Corp. 7.25% 20272	510	544
	Talen Energy Supply, LLC 7.625% 20282	70	76
	Targa Resources Partners LP 5.875% 2026	125	133
	Targa Resources Partners LP 5.50% 2030	230	250
American Funds Insurance Series	193

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Targa Resources Partners LP 4.875% 20312	$90	$98
(continued)	Teekay Offshore Partners LP 8.50% 20232	550	469
	TEGNA Inc. 4.75% 20262	100	107
	Tencent Holdings Ltd. 3.24% 20502	7,950	8,245
	Tencent Music Entertainment Group 2.00% 2030	610	607
	Tenet Healthcare Corp. 4.875% 20262	865	906
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,325
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,887
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,329
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,793
	State of Texas, Grand Parkway Transportation Corp.,
	Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,863
	The Home Company Inc. 7.25% 20252	290	299
	Thermo Fisher Scientific Inc. 4.133% 2025	1,170	1,331
	T-Mobile US, Inc. 3.875% 20302	2,925	3,391
	T-Mobile US, Inc. 2.55% 20312	9,390	9,872
	Toronto-Dominion Bank 1.15% 2025	7,000	7,151
	Total Capital International 3.127% 2050	3,283	3,562
	Total Play Telecomunicaciones, SA de CV 7.50% 20252	230	230
	Toyota Motor Credit Corp. 2.90% 2023	1,360	1,439
	Toyota Motor Credit Corp. 1.80% 2025	8,000	8,392
	Toyota Motor Credit Corp. 3.00% 2025	1,360	1,496
	Toyota Motor Credit Corp. 3.375% 2030	453	530
	TransCanada PipeLines Ltd. 4.10% 2030	1,342	1,587
	TransDigm Inc. 6.50% 2024	25	25
	TransDigm Inc. 6.25% 20262	204	218
	TransDigm Inc. 5.50% 2027	220	232
	Transocean Guardian Ltd. 5.875% 20242	43	36
	Transocean Inc. 6.125% 20252	94	89
	Transocean Poseidon Ltd. 6.875% 20272	130	119
	Travelport Finance Luxembourg SARL, Term Loan,
	(3-month USD-LIBOR + 5.00%) 5.254% 20265,6	73	51
	TreeHouse Foods, Inc. 4.00% 2028	50	52
	Trilogy International Partners, LLC 8.875% 20222	1,585	1,533
	Trivium Packaging BV 8.50% 20272	200	219
	Tronox Ltd. 6.50% 20262	375	391
	Turkey (Republic of) 6.25% 2022	1,880	1,971
	Turkey (Republic of) 5.75% 2024	2,500	2,638
	Turkey (Republic of) 6.35% 2024	2,220	2,388
	U.S. Treasury 0.125% 2022	12,340	12,341
	U.S. Treasury 2.625% 2023	6,900	7,270
	U.S. Treasury 1.875% 2024	4,515	4,787
	U.S. Treasury 2.75% 2025	10,140	11,245
	U.S. Treasury 2.875% 2025	5,400	6,063
	U.S. Treasury 0.625% 2030	11,600	11,338
	U.S. Treasury 1.125% 2040	9,170	8,704
	U.S. Treasury 2.75% 20479	1,625	2,040
	U.S. Treasury 3.00% 2048	5,045	6,637
	U.S. Treasury 1.25% 20509	12,900	11,700
	U.S. Treasury 2.00% 20509	8,100	8,796
	U.S. Treasury Inflation-Protected Security 0.125% 20213	3,340	3,352
	U.S. Treasury Inflation-Protected Security 1.125% 20213	3,321	3,322
	U.S. Treasury Inflation-Protected Security 0.125% 20303,9	14,594	16,279
	U.S. Treasury Inflation-Protected Security 0.75% 20423	720	918
	U.S. Treasury Inflation-Protected Security 0.625% 20433	1,359	1,697
	U.S. Treasury Inflation-Protected Security 1.375% 20443	5,921	8,540
	U.S. Treasury Inflation-Protected Security 1.00% 20493,9	5,381	7,588
	U.S. Treasury Inflation-Protected Security 0.25% 20503,9	5,672	6,756
	Uber Technologies, Inc. 8.00% 20262	300	327
	UBS Group AG 1.008% 2024
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 0.83% on 7/30/2023)1,2	1,950	1,970

194American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.75% 20265,6	$ 319	$ 321
(continued)	UniCredit SpA 3.75% 20222	1,750	1,814
	UniCredit SpA 4.625% 20272	6,805	7,749
	Uniform Mortgage-Backed Security 1.50% 20364,10	19,656	20,196
	Uniform Mortgage-Backed Security 2.00% 20514,10	5,652	5,851
	Uniform Mortgage-Backed Security 2.00% 20514,10	4,350	4,510
	Unisys Corp. 6.875% 20272	50	55
	United Airlines Holdings, Inc. 6.50% 20272	290	312
	United Mexican States 3.90% 2025	1,080	1,213
	United Mexican States 3.25% 2030	2,685	2,906
	United Mexican States 2.659% 2031	1,822	1,869
	United Mexican States 4.75% 2032	950	1,146
	United Mexican States 5.00% 2051	890	1,111
	United Natural Foods, Inc. 6.75% 20282	175	183
	United Rentals, Inc. 3.875% 2031	50	53
	United Technologies Corp. 4.125% 2028	1,900	2,266
	Univision Communications Inc. 6.625% 20272	220	237
	Upjohn Inc. 2.30% 20272	794	846
	Upjohn Inc. 3.85% 20402	970	1,095
	Uruguay (Oriental Republic of) 4.375% 2031	600	737
	Vale Overseas Ltd. 3.75% 2030	1,873	2,086
	Valeant Pharmaceuticals International, Inc. 6.125% 20252	800	825
	Valvoline Inc. 4.375% 2025	90	93
	Valvoline Inc. 3.625% 20312	210	216
	Venator Materials Corp. 5.75% 20252	620	581
	Venator Materials Corp. 9.50% 20252	420	460
	Veritas Holdings Ltd. 7.50% 20232	440	442
	Veritas Holdings Ltd. 10.50% 20242	200	204
	Veritas Holdings Ltd. 7.50% 20252	285	293
	Verizon Communications Inc. 0.85% 2025	4,480	4,516
	Verizon Communications Inc. 3.15% 2030	575	645
	Vertical U.S. Newco Inc. 5.25% 20272	225	239
	VICI Properties LP 4.25% 20262	175	182
	VICI Properties LP 4.625% 20292	45	48
	VICI Properties LP / VICI Note Co. Inc. 3.50% 20252	110	113
	VICI Properties LP / VICI Note Co. Inc. 4.125% 20302	250	264
	Vine Oil & Gas LP 8.75% 20232	175	140
	Virgin Media O2 4.25% 20312	275	282
	Volkswagen Group of America Finance, LLC 4.00% 20212	1,900	1,959
	Volkswagen Group of America Finance, LLC 4.625% 20252	1,280	1,493
	Walt Disney Company 2.65% 2031	5,520	6,053
	Warner Music Group 3.875% 20302	210	224
	WEA Finance LLC 3.75% 20242	535	565
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)1	11,775	12,542
	WESCO Distribution, Inc. 7.125% 20252	195	215
	WESCO Distribution, Inc. 7.25% 20282	215	245
	Western Gas Partners LP 4.50% 2028	230	239
	Western Global Airlines LLC 10.375% 20252	80	89
	Western Midstream Operating, LP 4.10% 20251	155	160
	Western Midstream Operating, LP 4.75% 2028	70	73
	Westfield Corp. Ltd. 3.15% 20222	245	249
	Westpac Banking Corp. 2.894% 2030
	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)1	2,900	3,041
	Williams Companies, Inc. 3.50% 2030	1,024	1,161
	Williams Partners LP 4.30% 2024	820	905
	Wyndham Worldwide Corp. 4.375% 20282	230	239
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20232	228	232
	Wynn Macau, Ltd. 5.625% 20282	200	210
	Wynn Resorts Ltd. 7.75% 20252	180	195
	Xcel Energy Inc. 3.35% 2026	2,581	2,914
	Xerox Corp. 5.50% 20282	450	478
	Ziggo Bond Co. BV 5.125% 20302	200	211
American Funds Insurance Series	195

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)					Principal amount	Value
					(000)	(000)

U.S. dollars	Ziggo Bond Finance BV 5.50% 20272				$412	$431
(continued)	Ziggo Bond Finance BV 4.875% 20302				100	105
	Zimmer Holdings, Inc. 3.15% 2022				790	813

						924,718

	Total bonds, notes & other debt instruments (cost: $2,015,926,000)					2,189,999
Common stocks 0.08%					Shares

U.S. dollars	Associated Materials Group Inc.11,12,13				174,911	1,098
0.08%	Oasis Petroleum Inc.13				8,735	324
	Weatherford International13				29,931	180
	Tribune Resources, LLC11,12,13				158,988	145
	ACR III LSC Holdings LLC11,12,13				49	74
	Advanz Pharma Corp. Ltd.13,14				9,130	40
	Advanz Pharma Corp. Ltd.13				6,028	27
	McDermott International, Inc.13				4,287	3
	Jonah Energy Parent LLC11,12,13				130	2
	Sable Permian Resources, LLC, units11,12,13				2,905,980	—15
	Total common stocks (cost: $4,556,000)					1,893
Rights & warrants 0.00%

U.S. dollars	Tribune Resources, LLC, Class A, warrants, expire 202311,12,13				53,128	—15
0.00%	Tribune Resources, LLC, Class B, warrants, expire 202311,12,13				41,322	—15
	Tribune Resources, LLC, Class C, warrants, expire 202311,12,13				39,060	—15

	Total rights & warrants (cost: $8,000)					—15
Short-term securities 6.44%

Money market investments 6.28%

	Capital Group Central Cash Fund 0.12%16,17				1,470,026	147,017
					Principal amount
					(000)

Bills & notes of governments outside the U.S. 0.16%

	Greek Treasury Bill 0.13% due 1/4/2021				€3,000	3,665

	Total short-term securities (cost: $150,388,000)					150,682

	Total investment securities 100.16% (cost: $2,170,878,000)					2,342,574
	Other assets less liabilities (0.16)%					(3,829)

	Net assets 100.00%					$2,338,745
Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
	Number of			amount18	12/31/202019	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	53	April 2021	$5,300	$6,687	$14
10 Year Japanese Government Bond Futures	Long	1	March 2021	¥100,000	1,471	(1)
10 Year Ultra U.S. Treasury Note Futures	Short	256	March 2021	$(25,600)	(40,028)	88

196American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Futures contracts (continued)

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount18	12/31/202019	at 12/31/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

10 Year U.S. Treasury Note Futures		Short	363	March 2021	(36,300)	$(50,122)	$(53)
30 Year Euro-Buxl Futures		Long	50	March 2021	€5,000	13,758	206
30 Year Ultra U.S. Treasury Bond Futures		Long	75	March 2021	$7,500	16,017	(101)

							$ 153
Forward currency contracts

							Unrealized
Contract amount							appreciation
							(depreciation)

Purchases	Sales					Settlement	at 12/31/2020
(000)	(000)		Counterparty			date	(000)

AUD1,830	USD1,338		Bank of New York Mellon			1/6/2021	$73
USD1,384	AUD1,830		HSBC Bank			1/6/2021	(27)
USD7,916	NZD11,400		Bank of America			1/6/2021	(287)
EUR5,320	USD6,419		Bank of America			1/7/2021	81
EUR2,080	USD2,519		HSBC Bank			1/7/2021	23
USD4,624	EUR3,790		Citibank			1/7/2021	(7)
JPY11,212,630	USD107,405		Goldman Sachs			1/8/2021	1,198
EUR74,298	USD89,863		JPMorgan Chase			1/8/2021	924
CAD16,330	USD12,628		Standard Chartered Bank			1/8/2021	202
SEK23,400	USD2,746		Bank of America			1/8/2021	99
MXN220,660	USD10,980		HSBC Bank			1/8/2021	98
AUD1,260	USD928		HSBC Bank			1/8/2021	44
NOK10,500	USD1,188		Bank of New York Mellon			1/8/2021	36
CHF800	USD894		Bank of America			1/8/2021	10
CZK181,540	EUR6,914		HSBC Bank			1/8/2021	5
EUR10,116	DKK75,300		Bank of New York Mellon			1/8/2021	(2)
USD2,299	EUR1,890		Citibank			1/8/2021	(11)
PLN12,600	USD3,397		Citibank			1/8/2021	(24)
USD2,283	MXN46,000		Goldman Sachs			1/8/2021	(26)
USD1,861	AUD2,460		HSBC Bank			1/8/2021	(36)
USD984	ZAR15,210		Bank of America			1/8/2021	(49)
USD2,623	GBP1,970		Citibank			1/8/2021	(71)
USD6,270	CZK136,930		Citibank			1/8/2021	(106)
USD12,699	CAD16,330		Goldman Sachs			1/8/2021	(130)
USD17,096	ILS56,300		Citibank			1/8/2021	(427)
USD15,021	AUD20,170		UBS AG			1/8/2021	(531)
CNH137,510	USD21,027		UBS AG			1/12/2021	102
USD2,914	THB88,000		Citibank			1/12/2021	(24)
JPY1,485,880	USD14,244		HSBC Bank			1/14/2021	149
COP4,735,500	USD1,368		Citibank			1/14/2021	19
KRW28,454,610	USD26,193		Citibank			1/14/2021	7
USD2,244	IDR31,688,220		Standard Chartered Bank			1/14/2021	(8)
USD3,313	INR244,900		HSBC Bank			1/14/2021	(34)
USD1,765	CLP1,302,100		Citibank			1/14/2021	(67)
USD6,914	KRW7,636,890		Citibank			1/14/2021	(117)
USD5,644	DKK34,570		Goldman Sachs			1/19/2021	(34)
USD10,438	NZD14,740		Goldman Sachs			1/21/2021	(169)
CAD13,240	USD10,150		Citibank			1/29/2021	253
CAD13,190	USD10,114		Bank of America			1/29/2021	249
MXN76,040	USD3,645		Goldman Sachs			1/29/2021	163
USD2,093	ZAR30,700		UBS AG			1/29/2021	13
EUR5,779	DKK43,000		Citibank			1/29/2021	2
EUR722	DKK5,372		Goldman Sachs			1/29/2021	—15
American Funds Insurance Series	197

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Forward currency contracts (continued)

							Unrealized
Contract amount							appreciation
							(depreciation)

Purchases	Sales				Settlement		at 12/31/2020
(000)	(000)	Counterparty				date		(000)

EUR722	DKK5,372	Citibank			1/29/2021			$—15
EUR14,020	DKK104,345	Citibank			1/29/2021			—15
USD1,769	ZAR29,280	Bank of America			1/29/2021			(215)
USD7,227	MXN155,490	Morgan Stanley			1/29/2021			(560)
USD19,929	CAD26,430	Citibank			1/29/2021			(837)
CAD17,000	USD13,128	UBS AG			2/10/2021			230
RUB422,320	USD5,511	Goldman Sachs			2/10/2021			175

								$356
Swap contracts

Interest rate swaps						Upfront	Unrealized

				Value at		premium	depreciation
		Expiration	Notional	12/31/2020		paid	at 12/31/2020
Receive	Pay	date	(000)	(000)		(000)		(000)

0.0079%	6-month JPY-LIBOR	4/8/2030	¥1,620,000	$(32)		$32		$(64)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection						Upfront	Unrealized

				Value at		premium	depreciation
	Pay/	Expiration	Notional	12/31/2020		paid	at 12/31/2020
Receive	Payment frequency	date	(000)	(000)		(000)		(000)

CDX.EM.34	1.00%/Quarterly	12/20/2025	$25,000	$602		$1,300		$(698)
Centrally cleared credit default swaps on credit indices — sell protection
						Upfront	Unrealized
				Value at		premium	appreciation
Receive/		Expiration	Notional	12/31/2020		paid	at 12/31/2020
Payment frequency	Pay	date	(000)	(000)		(000)		(000)

1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$13,090	$321		$290		$31
Investments in affiliates17
		Value of			Net	Net	Value of
		affiliate at		realized		unrealized	affiliate at	Dividend
		1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
		(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 6.29%
Money market investments 6.29%
Capital Group Central Cash Fund 0.12%16		$77,745	$900,757	$831,352	$35	$(168)	$147,017	$477

198American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

1Step bond; coupon rate may change at a later date.

2Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $282,947,000, which represented 12.10% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,635,000, which represented .11% of the net assets of the fund.

6Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

7Scheduled interest and/or principal payment was not received.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

9All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,515,000, which represented .19% of the net assets of the fund.

10Purchased on a TBA basis.

11Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,319,000, which represented .06% of the net assets of the fund.

12Value determined using significant unobservable inputs.

13Security did not produce income during the last 12 months.

14Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

15Amount less than one thousand.

16Rate represents the seven-day yield at 12/31/2020.

17Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

18Notional amount is calculated based on the number of contracts and notional contract size.

19Value is calculated based on the notional amount and current market price.

Percent
	Acquisition	Cost	Value	of net
Private placement security	date	(000)	(000)	assets

Advanz Pharma Corp. Ltd.	8/31/2018	$116	$40.00%
Key to abbreviations and symbols
AUD/A$ = Australian dollars	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CHF = Swiss francs	NZD/NZ$ = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKK/DKr = Danish kroner	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EUR/€ = Euros	S$ = Singapore dollars
EURIBOR = Euro Interbank Offered Rate	SEK = Swedish kronor
GBP/£ = British pounds	SOFR = Secured Overnight Financing Rate
IDR = Indonesian rupiah	TBA = To-be-announced
ILS = Israeli shekels	THB = Thai baht
INR = Indian rupees	UAH = Ukrainian hryvnia
JPY/¥ = Japanese yen	USD/$ = U.S. dollars
KRW = South Korean won	ZAR = South African rand
LIBOR = London Interbank Offered Rate

See notes to financial statements.

American Funds Insurance Series	199

High-Income Bond Fund

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 89.34%		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 89.33%

Communication	Brightstar Escrow Corp. 9.75% 20251	$ 575	$ 616
services	Cars.com Inc. 6.375% 20281	625	665
13.43%	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 20231	1,155	1,164
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20261	263	273
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20261	3,182	3,287
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20281	96	102
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20291	24	26
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20301	304	323
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20301	787	850
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20311	4,535	4,785
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20321	2,549	2,725
	CenturyLink, Inc. 6.75% 2023	2,235	2,493
	CenturyLink, Inc. 7.50% 2024	583	661
	CenturyLink, Inc. 5.125% 20261	2,069	2,188
	CenturyLink, Inc. 4.00% 20271	134	139
	Clear Channel Worldwide Holdings, Inc. 9.25% 2024	561	569
	Diamond Sports Group LLC 5.375% 20261	993	809
	Diamond Sports Group LLC 6.625% 20271	1,155	700
	Discovery Communications, Inc. 4.65% 2050	442	553
	Embarq Corp. 7.995% 2036	927	1,145
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 4.25%) 5.25% 20272,3	75	75
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 20282,3	525	549
	Front Range BidCo, Inc. 6.125% 20281	1,089	1,153
	Frontier Communications Corp. 10.50% 20224	4,500	2,356
	Frontier Communications Corp. 5.875% 20271	1,550	1,679
	Frontier Communications Corp. 5.00% 20281	3,500	3,655
	Frontier Communications Corp. 6.75% 20291	1,675	1,795
	Gogo Inc. 9.875% 20241	10,414	11,170
	Gray Television, Inc. 7.00% 20271	808	886
	iHeartCommunications, Inc. 5.25% 20271	1,235	1,296
	Inmarsat PLC 6.75% 20261	1,475	1,591
	Intelsat Jackson Holding Co. 8.00% 20241	1,675	1,718
	Intelsat Jackson Holding Co. 8.50% 20241,4	3,175	2,278
	Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 20212,3	1,212	1,241
	Intelsat Jackson Holding Co., Term Loan, 6.625% 20242	3,900	3,976
	Lamar Media Corp. 3.75% 2028	61	63
	Lamar Media Corp. 4.875% 2029	300	320
	Lamar Media Corp. 4.00% 2030	260	270
	Liberty Global PLC 5.50% 20281	656	693
	Ligado Networks LLC 15.50% 20231,5	1,750	1,706
	Live Nation Entertainment, Inc. 3.75% 20281	450	456
	Match Group, Inc. 4.625% 20281	1,100	1,155
	MDC Partners Inc. 6.50% 20241	5,170	5,249
	Meredith Corp. 6.875% 2026	2,239	2,187
	National CineMedia, LLC 5.875% 20281	250	213
	Netflix, Inc. 5.375% 2021	1,300	1,307
	Netflix, Inc. 4.875% 2028	360	407
	Netflix, Inc. 4.875% 20301	174	200
	Nexstar Broadcasting, Inc. 4.75% 20281	2,500	2,620
	Nexstar Escrow Corp. 5.625% 20271	289	310
	Numericable Group SA 7.375% 20261	1,049	1,105
	Qwest Capital Funding, Inc. 6.875% 2028	660	705
	Scripps Escrow II, Inc. 3.875% 20291	1,125	1,175
	Sinclair Television Group, Inc. 5.125% 20271	345	352
	Sinclair Television Group, Inc. 4.125% 20301	1,800	1,847
	Sirius XM Radio Inc. 4.625% 20241	74	77
	Sirius XM Radio Inc. 4.125% 20301	345	368
	Sprint Corp. 11.50% 2021	987	1,073
	Sprint Corp. 7.625% 2026	2,000	2,485
	Sprint Corp. 6.875% 2028	3,671	4,847
	Sprint Corp. 8.75% 2032	2,440	3,866

200American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	TEGNA Inc. 4.75% 20261	$ 850	$909
services	TEGNA Inc. 4.625% 20281	635	650
(continued)	TEGNA Inc. 5.00% 2029	716	757
	T-Mobile US, Inc. 3.875% 20301	292	339
	T-Mobile US, Inc. 4.50% 20501	379	468
	Total Play Telecomunicaciones, SA de CV 7.50% 20251	725	725
	Trilogy International Partners, LLC 8.875% 20221	4,500	4,353
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 20251	75	81
	Univision Communications Inc. 5.125% 20251	3,195	3,225
	Univision Communications Inc. 6.625% 20271	3,050	3,281
	Virgin Media O2 4.25% 20311	1,925	1,971
	Virgin Media Secured Finance PLC 4.50% 20301	790	826
	Vodafone Group PLC 7.00% 2079 (5-year USD Swap + 4.873% on 4/4/2029)6	105	131
	Warner Music Group 5.50% 20261	228	236
	Warner Music Group 3.875% 20301	850	905
	Ziggo Bond Co. BV 5.125% 20301	419	443
	Ziggo Bond Finance BV 5.50% 20271	1,491	1,559
	Ziggo Bond Finance BV 4.875% 20301	1,075	1,132
			116,538

Energy	American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 20241,4	1,934	14
12.44%	Antero Resources Corp. 5.375% 2024	875	855
	Antero Resources Corp. 7.875% 20261	92	95
	Apache Corp. 4.625% 2025	770	809
	Apache Corp. 4.875% 2027	1,360	1,444
	Apache Corp. 4.375% 2028	791	825
	Apache Corp. 6.00% 2037	165	183
	Apache Corp. 5.10% 2040	795	854
	Apache Corp. 4.75% 2043	295	306
	Ascent Resources - Utica LLC 7.00% 20261	765	734
	Ascent Resources - Utica LLC 9.00% 20271	120	134
	Ascent Resources - Utica LLC 8.25% 20281	271	271
	Ascent Resources - Utica LLC, Term Loan,
	(3-month USD-LIBOR + 9.00%) 9.233% 20251,2,3	228	249
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 20221	1,300	1,303
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 20251	871	930
	Carrizo Oil & Gas Inc. 6.25% 2023	750	478
	Cenovus Energy Inc. 5.375% 2025	755	852
	Cenovus Energy Inc. 6.75% 2039	125	165
	Cenovus Energy Inc. 5.40% 2047	400	470
	Centennial Resource Production, LLC 6.875% 20271	465	335
	Cheniere Energy Partners, LP 5.625% 2026	1,146	1,197
	Cheniere Energy Partners, LP 4.50% 2029	583	618
	Cheniere Energy, Inc. 7.00% 2024	319	373
	Cheniere Energy, Inc. 5.875% 2025	495	576
	Cheniere Energy, Inc. 4.625% 20281	5,055	5,314
	Chesapeake Energy Corp. 4.875% 20224	4,300	215
	Chesapeake Energy Corp. 11.50% 20251,4	2,824	498
	Chesapeake Energy Corp., Term Loan,
	(3-month USD-LIBOR + 8.00%) 8.223% 20242,3,4	2,627	2,154
	CITGO Petroleum Corp. 7.00% 20251	500	500
	CNX Resources Corp. 7.25% 20271	935	1,002
	CNX Resources Corp. 6.00% 20291	1,345	1,380
	Comstock Resources, Inc. 9.75% 2026	1,363	1,464
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)1,5	7,784	2,219
	Continental Resources Inc. 5.75% 20311	655	728
	Convey Park Energy LLC 7.50% 20251	417	423
	DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)6	270	225
	DCP Midstream Operating LP 4.95% 2022	1,072	1,108
American Funds Insurance Series	201

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Diamond Offshore Drilling, Inc. 7.875% 20254	$ 508	$ 65
(continued)	Diamond Offshore Drilling, Inc. 4.875% 20434	1,362	173
	Endeavor Energy Resources, LP 6.625% 20251	850	911
	Energy Transfer Operating, LP 5.00% 2050	2,051	2,223
	EnLink Midstream Partners, LLC 5.625% 20281	660	676
	EnLink Midstream Partners, LP 4.15% 2025	400	393
	EQM Midstream Partners, LP 4.75% 2023	400	421
	EQM Midstream Partners, LP 4.125% 2026	127	128
	EQM Midstream Partners, LP 6.50% 20271	2,365	2,666
	EQM Midstream Partners, LP 5.50% 2028	1,231	1,348
	EQT Corp. 7.875% 2025	630	718
	EQT Corp. 3.90% 2027	125	124
	EQT Corp. 5.00% 2029	480	507
	EQT Corp. 8.75% 2030	400	489
	Extraction Oil & Gas, Inc. 5.625% 20261,4	1,575	289
	Genesis Energy, LP 5.625% 2024	150	146
	Genesis Energy, LP 6.50% 2025	2,235	2,178
	Genesis Energy, LP 8.00% 2027	1,528	1,524
	Harvest Midstream I, LP 7.50% 20281	1,325	1,413
	Hess Midstream Partners LP 5.125% 20281	687	719
	Hilcorp Energy I, LP 5.75% 20251	775	787
	Lealand Finance Company BV, Term Loan,
	(3-month USD-LIBOR + 3.00%) 3.146% 20242,3,7	12	10
	Lealand Finance Company BV, Term Loan,
	(3-month USD-LIBOR + 4.00%) 4.146% 20252,3,5	146	100
	MPLX LP 5.50% 2049	417	549
	Murphy Oil Corp. 6.875% 2024	1,000	1,019
	Nabors Industries Inc. 5.75% 2025	355	186
	New Fortress Energy Inc. 6.75% 20251	1,034	1,097
	NGL Energy Partners LP 7.50% 2023	767	545
	NGL Energy Partners LP 6.125% 2025	3,179	2,023
	Northriver Midstream Finance LP 5.625% 20261	625	647
	NuStar Logistics, LP 6.75% 20211	15	15
	NuStar Logistics, LP 6.00% 2026	686	743
	Occidental Petroleum Corp. 2.70% 2023	275	275
	Occidental Petroleum Corp. 2.90% 2024	2,093	2,018
	Occidental Petroleum Corp. 5.50% 2025	755	789
	Occidental Petroleum Corp. 5.875% 2025	710	757
	Occidental Petroleum Corp. 8.00% 2025	1,475	1,683
	Occidental Petroleum Corp. 3.40% 2026	600	573
	Occidental Petroleum Corp. 6.375% 2028	575	609
	Occidental Petroleum Corp. 3.50% 2029	210	192
	Occidental Petroleum Corp. 6.625% 2030	885	962
	Occidental Petroleum Corp. 8.875% 2030	375	441
	Occidental Petroleum Corp. 6.125% 2031	845	906
	Occidental Petroleum Corp. 4.20% 2048	165	134
	ONEOK, Inc. 5.85% 2026	273	327
	ONEOK, Inc. 4.95% 2047	23	26
	ONEOK, Inc. 5.20% 2048	282	329
	ONEOK, Inc. 7.15% 2051	83	115
	Ovintiv Inc. 6.50% 2034	550	637
	Parsley Energy, Inc. 5.25% 20251	150	157
	PBF Holding Company LLC 9.25% 20251	235	231
	PDC Energy Inc. 5.75% 2026	1,100	1,138
	Peabody Energy Corp. 6.00% 20221	1,738	1,272
	Peabody Energy Corp. 6.375% 20251	100	55
	Petrobras Global Finance Co. 5.60% 2031	250	288
	Petrobras Global Finance Co. 6.90% 2049	375	476
	Petrobras Global Finance Co. 6.75% 2050	850	1,057
	Petróleos Mexicanos 6.875% 20251	350	384
	Petróleos Mexicanos 6.49% 2027	495	523

202American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Petróleos Mexicanos 5.35% 2028	$ 449	$444
(continued)	Petróleos Mexicanos 6.375% 2045	210	193
	Petróleos Mexicanos 6.35% 2048	108	98
	Petróleos Mexicanos 7.69% 2050	651	657
	PowerTeam Services, LLC 9.033% 20251	560	624
	QEP Resources, Inc. 5.625% 2026	435	478
	Range Resources Corp. 4.875% 2025	472	447
	Rattler Midstream Partners LP 5.625% 20251	1,105	1,169
	Rockies Express Pipeline LLC 4.95% 20291	1,000	1,042
	Sabine Pass Liquefaction, LLC 4.50% 20301	256	304
	Sanchez Energy Corp. 7.25% 20231,4	739	7
	SM Energy Co. 5.625% 2025	247	201
	SM Energy Co. 6.625% 2027	290	233
	Southwestern Energy Co. 6.45% 20256	935	972
	Southwestern Energy Co. 7.50% 2026	1,224	1,286
	Southwestern Energy Co. 7.75% 2027	72	78
	Southwestern Energy Co. 8.375% 2028	865	940
	Sunoco LP 5.50% 2026	513	528
	Sunoco LP 6.00% 2027	147	156
	Sunoco LP 4.50% 20291	1,205	1,255
	Tallgrass Energy Partners, LP 5.50% 20241	1,000	1,020
	Tallgrass Energy Partners, LP 7.50% 20251	585	633
	Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 20242,3,7,8	11	6
	Targa Resources Partners LP 5.875% 2026	321	341
	Targa Resources Partners LP 6.50% 2027	133	145
	Targa Resources Partners LP 6.875% 2029	332	374
	Targa Resources Partners LP 5.50% 2030	477	518
	Targa Resources Partners LP 4.875% 20311	2,000	2,173
	Teekay Corp. 9.25% 20221	3,108	3,178
	Teekay Offshore Partners LP 8.50% 20231	2,009	1,712
	Transocean Guardian Ltd. 5.875% 20241	862	726
	Transocean Inc. 6.125% 20251	1,876	1,788
	Transocean Poseidon Ltd. 6.875% 20271	655	598
	USA Compression Partners, LP 6.875% 2026	264	276
	USA Compression Partners, LP 6.875% 2027	247	264
	Vine Oil & Gas LP 8.75% 20231	1,767	1,414
	Weatherford International PLC 8.75% 20241	1,346	1,351
	Weatherford International PLC 11.00% 20241	4,211	3,295
	Western Gas Partners LP 4.50% 2028	1,368	1,423
	Western Gas Partners LP 5.45% 2044	55	56
	Western Midstream Operating, LP 4.10% 20256	369	381
	Western Midstream Operating, LP 4.75% 2028	160	167
	Western Midstream Operating, LP 5.25% 2050	500	551
	WPX Energy, Inc. 5.75% 2026	297	313
	WPX Energy, Inc. 5.25% 2027	160	170
	WPX Energy, Inc. 5.875% 2028	620	677
	WPX Energy, Inc. 4.50% 2030	759	806

			107,954

Consumer	99 Escrow Issuer, Inc. 7.50% 20261	405	403
discretionary	Adient US LLC 9.00% 20251	205	229
12.17%	Affinity Gaming 6.875% 20271	1,125	1,180
	Allied Universal Holdco LLC 6.625% 20261	858	916
	Allied Universal Holdco LLC 9.75% 20271	826	902
	At Home Holding III Inc. 8.75% 20251	300	325
	Boyd Gaming Corp. 8.625% 20251	120	134
	Boyd Gaming Corp. 4.75% 2027	861	896
	Brookfield Residential Properties Inc. 4.875% 20301	325	336
	Caesars Entertainment, Inc. 6.25% 20251	1,195	1,274
American Funds Insurance Series	203
High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Caesars Resort Collection, LLC 5.75% 20251	$ 345	$ 366
discretionary	Carnival Corp. 11.50% 20231	1,812	2,098
(continued)	Carnival Corp. 7.625% 20261	175	191
	Carnival Corp. 10.50% 20261	275	321
	Cedar Fair, LP 5.25% 2029	271	279
	Churchill Downs Inc. 4.75% 20281	430	454
	Cirsa Gaming Corp. SA 7.875% 20231	2,277	2,300
	Clarios Global LP 6.75% 20251	375	405
	Dana Inc. 5.625% 2028	675	728
	Dave & Buster’s, Inc. 7.625% 20251	375	396
	Empire Communities Corp. 7.00% 20251	525	555
	Fertitta Entertainment, Inc. 6.75% 20241	371	369
	Ford Motor Co. 8.50% 2023	1,787	2,018
	Ford Motor Co. 9.00% 2025	684	841
	Ford Motor Co. 9.625% 2030	250	353
	Ford Motor Co. 7.45% 2031	275	353
	Ford Motor Credit Co. 3.087% 2023	400	408
	Ford Motor Credit Co. 3.664% 2024	500	514
	Ford Motor Credit Co. 3.81% 2024	887	910
	Ford Motor Credit Co. 5.584% 2024	350	378
	Ford Motor Credit Co. 5.125% 2025	6,285	6,842
	Ford Motor Credit Co. 4.542% 2026	510	545
	Ford Motor Credit Co. 3.815% 2027	275	283
	Ford Motor Credit Co. 4.125% 2027	835	876
	Ford Motor Credit Co. 4.271% 2027	525	551
	Ford Motor Credit Co. 5.113% 2029	200	223
	Ford Motor Credit Co. 4.00% 2030	1,820	1,917
	Hanesbrands Inc. 4.625% 20241	445	467
	Hanesbrands Inc. 5.375% 20251	432	458
	Hanesbrands Inc. 4.875% 20261	274	298
	Hilton Worldwide Holdings Inc. 5.125% 2026	700	724
	Hilton Worldwide Holdings Inc. 4.875% 2030	508	556
	Hilton Worldwide Holdings Inc. 4.00% 20311	870	920
	International Game Technology PLC 6.25% 20221	403	417
	International Game Technology PLC 6.50% 20251	1,383	1,550
	International Game Technology PLC 5.25% 20291	1,455	1,570
	Jaguar Land Rover PLC 7.75% 20251	450	486
	Jaguar Land Rover PLC 5.875% 20281	550	556
	KB Home 6.875% 2027	330	388
	Landry’s Finance Acquisition Co., Term Loan,
	(3-month USD-LIBOR + 12.00%) 13.00% 20232,3,7	17	20
	Landry’s Finance Acquisition Co., Term Loan B,
	(3-month USD-LIBOR + 12.00%) 13.00% 20232,3	—9	—9
	Lennar Corp. 4.50% 2024	40	44
	Levi Strauss & Co. 5.00% 2025	452	464
	Limited Brands, Inc. 6.875% 20251	245	266
	Limited Brands, Inc. 6.625% 20301	380	423
	Limited Brands, Inc. 6.875% 2035	346	389
	Limited Brands, Inc. 6.75% 2036	495	552
	Lithia Motors, Inc. 4.375% 20311	475	510
	M.D.C. Holdings, Inc. 6.00% 2043	823	1,105
	Macy’s, Inc. 8.375% 20251	145	161
	Mattel, Inc. 6.75% 20251	904	955
	McGraw-Hill Global Education Holdings, LLC, Term Loan B,
	(3-month USD-LIBOR + 4.00%) 5.00% 20222,3	1,224	1,196
	Melco International Development Ltd. 5.75% 20281	2,000	2,133
	Merlin Entertainment 5.75% 20261	792	834
	MGM Growth Properties LLC 5.625% 2024	307	334
	MGM Growth Properties LLC 4.625% 20251	900	965
	MGM Growth Properties LLC 3.875% 20291	1,490	1,526
	MGM Resorts International 7.75% 2022	740	789

204American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	MGM Resorts International 6.00% 2023	$ 541	$582
discretionary	MGM Resorts International 5.50% 2027	541	604
(continued)	MYT Holding LLC 7.50% 20251,5	1,712	1,725
	NCL Corp. Ltd. 3.625% 20241	650	619
	NCL Corp. Ltd. 12.25% 20241	175	210
	NCL Corp. Ltd. 5.875% 20261	475	501
	Neiman Marcus Group Ltd. LLC, Term Loan,
	(3-month USD-LIBOR + 12.00%) 13.00% 20252,3	1,497	1,601
	Newell Rubbermaid Inc. 4.875% 2025	445	490
	Newell Rubbermaid Inc. 5.875% 20366	30	37
	Nissan Motor Co., Ltd. 4.81% 20301	425	480
	Norwegian Cruise Line Holdings Ltd. 10.25% 20261	275	322
	Panther BF Aggregator 2, LP 6.25% 20261	155	166
	Panther BF Aggregator 2, LP 8.50% 20271	990	1,077
	Party City Holdings Inc. 6.625% 20261	500	376
	PetSmart, Inc. 7.125% 20231	6,489	6,495
	PetSmart, Inc. 5.875% 20251	3,342	3,440
	PetSmart, Inc. 8.875% 20251	1,846	1,898
	PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 20222,3	2,555	2,535
	Royal Caribbean Cruises Ltd. 10.875% 20231	325	370
	Royal Caribbean Cruises Ltd. 11.50% 20251	775	907
	Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	57	57
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,825	2,907
	Sally Holdings LLC and Sally Capital Inc. 8.75% 20251	1,244	1,386
	Scientific Games Corp. 5.00% 20251	301	311
	Scientific Games Corp. 8.625% 20251	2,170	2,379
	Scientific Games Corp. 8.25% 20261	3,644	3,933
	Scientific Games Corp. 7.00% 20281	85	92
	Scientific Games Corp. 7.25% 20291	845	929
	Six Flags Entertainment Corp. 4.875% 20241	1,277	1,283
	Six Flags Theme Parks Inc. 7.00% 20251	140	151
	Sizzling Platter LLC 8.50% 20251	450	469
	Staples, Inc. 7.50% 20261	1,366	1,429
	Stars Group Holdings BV 7.00% 20261	525	554
	The Home Company Inc. 7.25% 20251	725	746
	Vail Resorts, Inc. 6.25% 20251	315	337
	VICI Properties LP 4.25% 20261	962	999
	VICI Properties LP 4.625% 20291	135	145
	VICI Properties LP / VICI Note Co. Inc. 3.50% 20251	851	872
	VICI Properties LP / VICI Note Co. Inc. 3.75% 20271	379	388
	VICI Properties LP / VICI Note Co. Inc. 4.125% 20301	1,774	1,875
	Viking Cruises Ltd. 6.25% 20251	140	138
	Viking Cruises Ltd. 13.00% 20251	430	515
	Viking Cruises Ltd. 5.875% 20271	185	181
	Wyndham Destinations, Inc. 6.625% 20261	525	602
	Wyndham Worldwide Corp. 5.375% 20261	860	892
	Wyndham Worldwide Corp. 4.375% 20281	1,380	1,436
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20231	1,171	1,190
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20271	373	385
	Wynn Macau, Ltd. 5.125% 20291	200	205
	Wynn Resorts Ltd. 7.75% 20251	820	890
	Wynn Resorts Ltd. 5.125% 20291	342	359
			105,595

Materials	Alcoa Netherlands Holding BV 5.50% 20271	510	559
11.58%	Anglo American Capital PLC 5.625% 20301	310	395
	Arconic Corp. 6.00% 20251	810	866
	Ardagh Group SA 6.50% 20271,5	622	665
	Ardagh Packaging Finance 5.25% 20251	495	523
American Funds Insurance Series	205

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Ardagh Packaging Finance 6.00% 20251	$ 533	$ 553
(continued)	Ardagh Packaging Finance 5.25% 20271	425	447
	Axalta Coating Systems LLC 4.75% 20271	460	490
	Blue Cube Spinco Inc. 10.00% 2025	660	700
	BWAY Parent Co., Inc. 5.50% 20241	1,619	1,653
	CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 20251	425	428
	Carlyle Group LP 8.75% 20231,5	215	217
	Cascades Inc. 5.125% 20261	495	524
	Cascades Inc. 5.375% 20281	340	362
	Cleveland-Cliffs Inc. 4.875% 20241	2,245	2,291
	Cleveland-Cliffs Inc. 5.75% 2025	2,739	2,785
	Cleveland-Cliffs Inc. 9.875% 20251	309	364
	Cleveland-Cliffs Inc. 6.75% 20261	1,167	1,262
	Cleveland-Cliffs Inc. 5.875% 2027	4,675	4,773
	Cleveland-Cliffs Inc. 7.00% 20271	297	288
	Consolidated Energy Finance SA 6.50% 20261	1,250	1,253
	CVR Partners, LP 9.25% 20231	2,248	2,253
	Element Solutions Inc. 3.875% 20281	620	639
	First Quantum Minerals Ltd. 7.25% 20231	2,073	2,140
	First Quantum Minerals Ltd. 6.50% 20241	411	423
	First Quantum Minerals Ltd. 7.50% 20251	7,943	8,281
	First Quantum Minerals Ltd. 6.875% 20261	3,076	3,213
	First Quantum Minerals Ltd. 6.875% 20271	5,790	6,289
	Freeport-McMoRan Inc. 3.875% 2023	189	198
	Freeport-McMoRan Inc. 4.25% 2030	925	998
	Freeport-McMoRan Inc. 5.40% 2034	300	376
	FXI Holdings, Inc. 7.875% 20241	3,425	3,459
	FXI Holdings, Inc. 12.25% 20261	4,575	5,223
	GPC Merger Sub Inc. 7.125% 20281	434	480
	GrafTech Finance Inc. 4.625% 20281	425	431
	Hexion Inc. 7.875% 20271	2,304	2,470
	INEOS Group Holdings SA 5.625% 20241	772	785
	Joseph T. Ryerson & Son, Inc. 8.50% 20281	1,260	1,429
	LSB Industries, Inc. 9.625% 20231	3,363	3,476
	LYB International Finance III, LLC 3.80% 2060	213	230
	Methanex Corp. 5.125% 2027	4,075	4,434
	Methanex Corp. 5.25% 2029	450	489
	Methanex Corp. 5.65% 2044	475	510
	Neon Holdings, Inc. 10.125% 20261	2,500	2,744
	Newcrest Finance Pty Ltd. 4.20% 20501	550	674
	Nouryon Holding BV 8.00% 20261	931	991
	Nova Chemicals Corp. 4.875% 20241	495	516
	Nova Chemicals Corp. 5.25% 20271	1,036	1,105
	Novelis Corp. 5.875% 20261	950	994
	Novelis Corp. 4.75% 20301	990	1,068
	OCI NV 5.25% 20241	278	289
	Olin Corp. 9.50% 20251	490	613
	Olin Corp. 5.00% 2030	280	299
	Owens-Illinois, Inc. 5.875% 20231	1,670	1,792
	Owens-Illinois, Inc. 6.375% 20251	265	294
	Plastipak Holdings, Inc. 6.25% 20251	200	206
	Rayonier A.M. Products Inc. 7.625% 20261	745	778
	Scotts Miracle-Gro Co. 4.50% 2029	639	691
	Sealed Air Corp. 4.875% 20221	660	693
	Sealed Air Corp. 5.25% 20231	267	285
	Sealed Air Corp. 4.00% 20271	316	338
	Silgan Holdings Inc. 4.125% 2028	377	393
	Summit Materials, Inc. 6.50% 20271	360	384
	Summit Materials, Inc. 5.25% 20291	1,275	1,340
	Trivium Packaging BV 5.50% 20261	530	561
	Trivium Packaging BV 8.50% 20271	403	442

206American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Tronox Ltd. 5.75% 20251	$ 700	$728
(continued)	Tronox Ltd. 6.50% 20261	775	808
	Valvoline Inc. 4.375% 2025	555	573
	Valvoline Inc. 4.25% 20301	353	375
	Valvoline Inc. 3.625% 20311	620	638
	Venator Materials Corp. 5.75% 20251	5,956	5,580
	Venator Materials Corp. 9.50% 20251	2,175	2,382
	W. R. Grace & Co. 4.875% 20271	790	839
	Warrior Met Coal, Inc. 8.00% 20241	1,400	1,433
			100,470

Health care	Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 20262,3	845	817
11.31%	Avantor Funding, Inc. 4.625% 20281	1,510	1,599
	Bausch Health Companies Inc. 9.25% 20261	2,644	2,952
	Bausch Health Companies Inc. 5.00% 20281	587	606
	Bausch Health Companies Inc. 7.00% 20281	1,153	1,269
	Bausch Health Companies Inc. 5.00% 20291	891	918
	Bausch Health Companies Inc. 6.25% 20291	815	886
	Bausch Health Companies Inc. 5.25% 20301	852	893
	Bausch Health Companies Inc. 5.25% 20311	3,055	3,197
	Catalent Pharma Solutions Inc. 5.00% 20271	53	56
	Centene Corp. 4.75% 2025	1,000	1,027
	Centene Corp. 5.375% 20261	850	898
	Centene Corp. 5.375% 20261	330	349
	Centene Corp. 4.25% 2027	634	674
	Centene Corp. 4.625% 2029	2,505	2,784
	Centene Corp. 3.00% 2030	2,805	2,977
	Centene Corp. 3.375% 2030	132	139
	Charles River Laboratories International, Inc. 5.50% 20261	584	613
	Charles River Laboratories International, Inc. 4.25% 20281	241	253
	Community Health Systems Inc. 5.625% 20271	730	786
	Community Health Systems Inc. 6.00% 20291	653	706
	Concordia International Corp. 8.00% 2024	34	35
	Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 20242,3	59	58
	Encompass Health Corp. 4.50% 2028	496	519
	Encompass Health Corp. 4.75% 2030	635	681
	Endo Dac / Endo Finance LLC / Endo Finco 9.50% 20271	1,644	1,838
	Endo Dac / Endo Finance LLC / Endo Finco 6.00% 20281	1,185	1,008
	Endo International PLC 5.75% 20221	2,937	2,853
	Endo International PLC 5.875% 20241	1,300	1,320
	HCA Inc. 5.875% 2023	604	665
	HCA Inc. 5.375% 2025	175	197
	HCA Inc. 5.875% 2026	321	370
	HCA Inc. 4.50% 2027	173	201
	HCA Inc. 5.625% 2028	1,315	1,556
	HCA Inc. 3.50% 2030	1,325	1,408
	HCA Inc. 5.50% 2047	128	171
	HCA Inc. 5.25% 2049	475	627
	HealthSouth Corp. 5.75% 2025	942	975
	IMS Health Holdings, Inc. 5.00% 20261	823	864
	Jaguar Holding Co. II 4.625% 20251	350	370
	Jaguar Holding Co. II 5.00% 20281	375	401
	Mallinckrodt International Finance SA 5.50% 20251,4	1,118	391
	Mallinckrodt PLC 5.75% 20221	420	147
	Mallinckrodt PLC 10.00% 20251	4,358	4,739
	Molina Healthcare, Inc. 5.375% 2022	4,589	4,867
	Molina Healthcare, Inc. 4.375% 20281	920	969
	Molina Healthcare, Inc. 3.875% 20301	1,420	1,527
	Owens & Minor, Inc. 4.375% 2024	1,440	1,481
American Funds Insurance Series	207

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 20252,3	$1,460	$ 1,458
(continued)	Par Pharmaceutical Inc. 7.50% 20271	4,612	5,010
	PAREXEL International Corp. 6.375% 20251	685	703
	Prime Healthcare Services, Inc. 7.25% 20251	600	639
	Radiology Partners, Inc. 9.25% 20281	1,293	1,458
	Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.476% 20252,3	575	567
	Rotech Healthcare Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)2,3,5,7,8	3,850	3,850
	RP Escrow Issuer, LLC 5.25% 20251	655	686
	Select Medical Holdings Corp. 6.25% 20261	554	597
	Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 20262,3	570	573
	Surgery Center Holdings 10.00% 20271	416	460
	Syneos Health, Inc. 3.625% 20291	630	633
	Team Health Holdings, Inc. 6.375% 20251	3,171	2,743
	Team Health Holdings, Inc., Term Loan B, 3.75% 20242,3	917	826
	Tenet Healthcare Corp. 4.625% 2024	559	574
	Tenet Healthcare Corp. 4.875% 20261	6,080	6,368
	Tenet Healthcare Corp. 5.125% 20271	710	753
	Tenet Healthcare Corp. 6.125% 20281	275	288
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	75	75
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,908	1,892
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,077
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,309	1,449
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,684	1,622
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,188	1,346
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	525	469
	U.S. Renal Care, Inc. 10.625% 20271	359	398
	Valeant Pharmaceuticals International, Inc. 6.125% 20251	1,584	1,634
	Valeant Pharmaceuticals International, Inc. 9.00% 20251	581	644
	Valeant Pharmaceuticals International, Inc. 8.50% 20271	608	677
			98,106

Industrials	ADT Corp. 3.50% 2022	1,221	1,255
9.51%	Aircastle Ltd. 5.25% 20251	650	716
	Alaska Air Group, Inc. 4.80% 20271	575	635
	Allison Transmission Holdings, Inc. 3.75% 20311	1,950	1,999
	ASGN Inc. 4.625% 20281	330	344
	Ashtead Group PLC 4.25% 20291	488	536
	Associated Materials, LLC 9.00% 20251	2,156	2,291
	ATS Automation Tooling Systems Inc. 4.125% 20281	275	281
	Aviation Capital Group LLC 5.50% 20241	500	554
	Avis Budget Car Rental, LLC 5.75% 20271	1,375	1,407
	Avis Budget Group, Inc. 6.375% 20241	1,710	1,747
	Avis Budget Group, Inc. 5.25% 20251	437	440
	Avis Budget Group, Inc. 10.50% 20251	800	946
	Avolon Holdings Funding Ltd. 5.25% 20241	660	718
	Avolon Holdings Funding Ltd. 4.25% 20261	218	235
	Boeing Company 3.625% 2031	1,400	1,536
	Boeing Company 3.50% 2039	70	71
	Boeing Company 3.75% 2050	400	421
	Boeing Company 5.93% 2060	700	993
	Bohai Financial Investment Holding Co., Ltd. 5.25% 20221	1,600	1,680
	Bohai Financial Investment Holding Co., Ltd. 4.50% 20231	1,072	1,124
	Bohai Financial Investment Holding Co., Ltd. 5.125% 20231	660	707
	Bohai Financial Investment Holding Co., Ltd. 5.50% 20241	600	655
	Bombardier Inc. 8.75% 20211	445	464
	Bombardier Inc. 5.75% 20221	255	260
	Bombardier Inc. 6.125% 20231	338	331
	Bombardier Inc. 7.50% 20241	140	135

208American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Bombardier Inc. 7.50% 20251	$1,191	$1,106
(continued)	Bombardier Inc. 7.875% 20271	1,598	1,472
	British Airways, Series 2020-1, Class B, 8.375% 20281	185	205
	British Airways, Series 2020-1, Class A, 4.25% 20321	370	397
	BWX Technologies, Inc. 4.125% 20281	615	642
	Clean Harbors, Inc. 4.875% 20271	766	800
	Covanta Holding Corp. 5.875% 2025	858	895
	Covanta Holding Corp. 5.00% 2030	1,000	1,071
	CP Atlas Buyer, Inc. 7.00% 20281	450	468
	Dun & Bradstreet Corp. 6.875% 20261	203	219
	Dun & Bradstreet Corp. 10.25% 20271	2,098	2,370
	F-Brasile SpA 7.375% 20261	1,338	1,301
	Fortress Transportation and Infrastructure Investors LLC 6.50% 20251	480	503
	Fortress Transportation and Infrastructure Investors LLC 9.75% 20271	445	511
	Harsco Corp. 5.75% 20271	650	689
	Howmet Aerospace Inc. 6.875% 2025	1,662	1,963
	Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,124
	JELD-WEN Holding, Inc. 4.875% 20271	1,033	1,095
	JetBlue Airways Corp., Pass Through Trust Certificates,
	Series 2019-1, Class B, 8.00% 2027	158	171
	JetBlue Airways Corp., Pass Through Trust Certificates,
	Series 2020-1, Class A, 7.75% 2028	350	382
	Kratos Defense & Security Solutions, Inc. 6.50% 20251	1,710	1,785
	LABL Escrow Issuer, LLC 10.50% 20271	690	778
	LBM Acquisition LLC 6.25% 20291	400	417
	LSC Communications, Inc. 8.75% 20231,4,7,8	8,744	482
	LSC Communications, Inc., Term Loan B,
	(3-month USD-LIBOR + 5.50%) 6.25% 20222,3,4,7,8	195	16
	MasTec, Inc. 4.50% 20281	1,250	1,314
	Meritor, Inc. 4.50% 20281	325	334
	Moog Inc. 4.25% 20271	125	130
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20251	750	771
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 20281	250	272
	Nielsen Finance LLC and Nielsen Finance Co. 5.875% 20301	1,400	1,586
	Prime Security Services Borrower, LLC 3.375% 20271	925	919
	Prime Security Services Borrower, LLC 6.25% 20281	627	674
	R.R. Donnelley & Sons Co. 6.50% 2023	1,100	1,137
	R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.254% 20242,3	1,323	1,290
	Rexnord Corp. 4.875% 20251	848	867
	Rolls-Royce PLC 4.625% 2026	€300	398
	Rolls-Royce PLC 5.75% 20271	$1,060	1,175
	Rolls-Royce PLC 5.75% 2027	£275	417
	Sensata Technologies, Inc. 3.75% 20311	$500	519
	Signature Aviation PLC 4.00% 20281	185	187
	SkyMiles IP Ltd. 4.50% 20251	275	294
	SkyMiles IP Ltd. 4.75% 20281	2,285	2,496
	SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 20272,3	525	545
	Specialty Building Products Holdings LLC 6.375% 20261	450	477
	Spirit AeroSystems, Inc. (3-month USD-LIBOR + 0.80%) 1.017% 20213	120	118
	Stericycle, Inc. 5.375% 20241	1,135	1,186
	Stericycle, Inc. 3.875% 20291	500	514
	The Brink’s Co. 4.625% 20271	719	753
	TransDigm Inc. 6.50% 2024	529	539
	TransDigm Inc. 8.00% 20251	658	729
	TransDigm Inc. 6.25% 20261	513	547
	TransDigm Inc. 5.50% 2027	855	900
	Triumph Group, Inc. 5.25% 2022	240	229
	Triumph Group, Inc. 6.25% 20241	310	308
	Triumph Group, Inc. 8.875% 20241	445	489
	Triumph Group, Inc. 7.75% 20251	270	248
	Uber Technologies, Inc. 8.00% 20261	498	543
American Funds Insurance Series	209

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	United Airlines Holdings, Inc. 6.50% 20271	$4,625	$ 4,981
(continued)	United Parcel Service, Inc. 3.125% 2021	200	200
	United Rentals, Inc. 5.875% 2026	53	56
	United Rentals, Inc. 3.875% 2031	650	683
	Vertical Holdco GMBH 7.625% 20281	975	1,065
	Vertical U.S. Newco Inc. 5.25% 20271	2,375	2,522
	Virgin Australia Holdings Ltd. 7.875% 20211,4	800	66
	Wesco Aircraft Holdings, Inc. 8.50% 20241	233	223
	Wesco Aircraft Holdings, Inc. 9.00% 20261	939	891
	WESCO Distribution, Inc. 7.125% 20251	1,865	2,054
	WESCO Distribution, Inc. 7.25% 20281	1,770	2,016
	Western Global Airlines LLC 10.375% 20251	385	430
	XPO Logistics, Inc. 6.75% 20241	198	211
	XPO Logistics, Inc. 6.25% 20251	800	862
			82,508

Financials	Advisor Group Holdings, LLC 6.25% 20281	1,551	1,572
6.63%	AG Merger Sub II, Inc. 10.75% 20271	1,862	2,063
	Alliant Holdings Intermediate, LLC 6.75% 20271	1,036	1,110
	Ally Financial Inc. 8.00% 2031	403	592
	Ally Financial Inc. 8.00% 2031	63	90
	American International Group, Inc. 4.375% 2050	245	321
	AssuredPartners, Inc. 7.00% 20251	373	388
	AssuredPartners, Inc. 8.00% 20271	603	656
	AssuredPartners, Inc. 5.625% 20291	365	381
	CIT Group Inc. 4.125% 2021	950	953
	Compass Diversified Holdings 8.00% 20261	3,214	3,386
	Credit Acceptance Corp. 5.125% 20241	765	798
	Fairstone Financial Inc. 7.875% 20241	1,258	1,337
	Ford Motor Credit Co. 3.375% 2025	1,875	1,923
	Freedom Mortgage Corp. 7.625% 20261	625	662
	FS Energy and Power Fund 7.50% 20231	3,999	3,850
	HUB International Ltd. 7.00% 20261	1,950	2,041
	Icahn Enterprises Finance Corp. 6.25% 2022	2,334	2,345
	Icahn Enterprises Finance Corp. 5.25% 2027	377	405
	Iris Merger Sub 2019 Inc. 9.375% 20281	349	383
	Ladder Capital Corp. 5.25% 20221	150	151
	Ladder Capital Corp. 4.25% 20271	1,239	1,220
	LD Holdings Group LLC 6.50% 20251	625	659
	LPL Financial Holdings Inc. 4.625% 20271	1,209	1,255
	MGIC Investment Corp. 5.25% 2028	525	563
	MSCI Inc. 5.375% 20271	320	342
	MSCI Inc. 3.625% 20301	66	69
	MSCI Inc. 3.875% 20311	2,150	2,276
	National Financial Partners Corp. 6.875% 20281	1,094	1,169
	Nationstar Mortgage Holdings Inc. 5.50% 20281	425	448
	Nationstar Mortgage Holdings Inc. 5.125% 20301	650	680
	Navient Corp. 6.50% 2022	3,533	3,748
	Navient Corp. 5.50% 2023	3,086	3,235
	Navient Corp. 5.875% 2024	1,020	1,086
	Navient Corp. 6.125% 2024	417	447
	Navient Corp. 5.00% 2027	2,483	2,508
	Navient Corp. 5.625% 2033	978	941
	New Residential Investment Corp. 6.25% 20251	275	277
	NMI Holdings, Inc. 7.375% 20251	290	325
	OneMain Holdings, Inc. 7.125% 2026	685	811
	Owl Rock Capital Corp. 4.625% 20241	750	769
	Owl Rock Capital Corp. 3.75% 2025	900	935
	Owl Rock Capital Corp. 3.375% 2026	390	396

210American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	PennyMac Financial Services, Inc. 5.375% 20251	$ 525	$ 556
(continued)	Quicken Loans, LLC 3.625% 20291	455	465
	Springleaf Finance Corp. 6.125% 2024	1,517	1,659
	Springleaf Finance Corp. 6.625% 2028	190	226
	Springleaf Finance Corp. 5.375% 2029	183	206
	Starwood Property Trust, Inc. 5.00% 2021	2,371	2,417
	Starwood Property Trust, Inc. 5.50% 20231	465	487
	Travelport Finance Luxembourg SARL, Term Loan,
	(3-month USD-LIBOR + 8.00%) 1.06% 2025 (72.22% PIK)2,3,5	895	886
	Travelport Finance Luxembourg SARL, Term Loan,
	(3-month USD-LIBOR + 5.00%) 5.254% 20262,3	1,483	1,028
			57,496

Information	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20252,3	3,324	3,342
technology	Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 20252,3	822	829
3.94%	Austin BidCo Inc. 7.125% 20281	940	983
	Austin BidCo Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.732% 20272,3	125	125
	Avaya Inc. 6.125% 20281	490	524
	Banff Merger Sub Inc. 9.75% 20261	723	782
	Black Knight Inc. 3.625% 20281	815	835
	BMC Software, Inc. 7.125% 20251	225	245
	BMC Software, Inc. 9.125% 20261	240	259
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.504% 20252,3	372	371
	CommScope Finance LLC 6.00% 20261	833	879
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.004% 20232,3	647	632
	Diebold Nixdorf, Inc. 9.375% 20251	4,850	5,441
	Diebold, Inc. 8.50% 2024	1,534	1,555
	Gartner, Inc. 4.50% 20281	1,475	1,558
	Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 7.647% 20252,3	448	450
	Logan Merger Sub, Inc. 5.50% 20271	725	760
	McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.004% 20242,3	1,035	1,036
	MoneyGram International Inc., Term Loan B,
	(3-month USD-LIBOR + 6.00%) 7.00% 20232,3	1,216	1,223
	Sabre GLBL Inc. 7.375% 20251	600	652
	Sabre Holdings Corp. 5.25% 20231	83	84
	Sabre Holdings Corp. 9.25% 20251	546	651
	Solera Holdings, Inc. 10.50% 20241	726	753
	Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 20272,3	1,325	1,366
	Unisys Corp. 6.875% 20271	1,725	1,889
	VeriSign, Inc. 4.625% 2023	429	434
	VeriSign, Inc. 5.25% 2025	132	150
	Veritas Holdings Ltd. 7.50% 20231	852	856
	Veritas Holdings Ltd. 10.50% 20241	625	638
	Veritas Holdings Ltd. 7.50% 20251	2,140	2,199
	ViaSat, Inc. 5.625% 20271	175	184
	Xerox Corp. 4.125% 2023	314	330
	Xerox Corp. 5.50% 20281	2,035	2,163
			34,178

Utilities	AES Corp. 3.95% 20301	675	764
2.98%	AES Panama Generation Holdings SRL 4.375% 20301	200	217
	AmeriGas Partners, LP 5.75% 2027	297	339
	Calpine Corp. 5.25% 20261	96	99
	Calpine Corp. 4.50% 20281	500	521
	Calpine Corp. 5.125% 20281	518	546
	Calpine Corp. 5.00% 20311	1,000	1,046
	DPL Inc. 4.125% 20251	765	827
	DPL Inc. 4.35% 2029	575	646
American Funds Insurance Series	211

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)6	$1,155	$ 1,352
(continued)	Enel Società per Azioni 8.75% 2073
	(USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)1,6	1,050	1,229
	FEL Energy VI SARL 5.75% 20401	550	586
	FirstEnergy Corp. 7.375% 2031	364	519
	FirstEnergy Corp. 4.85% 2047 (5.10% on 1/15/2021)6	550	685
	FirstEnergy Corp. 3.40% 2050	1,430	1,375
	NextEra Energy Partners, LP 4.25% 20241	122	131
	NextEra Energy Partners, LP 3.875% 20261	92	98
	NGL Energy Partners LP 7.50% 2026	1,492	928
	NRG Energy, Inc. 7.25% 2026	328	347
	NRG Energy, Inc. 3.375% 20291	630	646
	NRG Energy, Inc. 3.625% 20311	630	649
	Pacific Gas and Electric Co. 3.75% 2028	203	221
	Pacific Gas and Electric Co. 4.55% 2030	473	539
	Pacific Gas and Electric Co. 4.95% 2050	600	716
	PG&E Corp. 5.00% 2028	1,655	1,765
	PG&E Corp. 5.25% 2030	675	743
	PG&E Corp., Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 20252,3	254	257
	Talen Energy Corp. 10.50% 20261	3,248	2,897
	Talen Energy Corp. 7.25% 20271	2,773	2,958
	Talen Energy Supply, LLC 7.625% 20281	1,590	1,716
	UEP Penonome II SA 6.50% 20381	250	261
	Vistra Operations Co. LLC 3.55% 20241	231	250
			25,873

Consumer staples	Albertsons Companies, Inc. 3.50% 20291	585	592
2.72%	Albertsons Companies, Inc. 4.875% 20301	335	370
	B&G Foods, Inc. 5.25% 2025	612	633
	B&G Foods, Inc. 5.25% 2027	228	243
	Brasil Foods SA 5.75% 20501	370	412
	C&S Wholsesale Grocers Inc. 5.00% 20281	650	649
	Central Garden & Pet Co. 4.125% 2030	420	439
	Darling Ingredients Inc. 5.25% 20271	579	617
	Edgewell Personal Care Co. 5.50% 20281	275	296
	Energizer Holdings, Inc. 7.75% 20271	227	253
	Energizer Holdings, Inc. 4.375% 20291	545	565
	H.J. Heinz Co. 3.875% 20271	725	782
	H.J. Heinz Co. 4.25% 20311	713	795
	H.J. Heinz Co. 4.625% 20391	165	185
	H.J. Heinz Co. 5.50% 20501	1,341	1,694
	Kraft Heinz Company 3.95% 2025	580	639
	Kraft Heinz Company 5.20% 2045	330	392
	Kraft Heinz Company 4.375% 2046	1,466	1,586
	Kraft Heinz Company 4.875% 20491	985	1,149
	Kronos Acquisition Holdings Inc. 5.00% 20261	385	402
	Kronos Acquisition Holdings Inc. 7.00% 20271	485	509
	Lamb Weston Holdings, Inc. 4.625% 20241	561	586
	Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.00%) 4.254% 20262,3	1,806	1,813
	Post Holdings, Inc. 5.00% 20261	1,958	2,025
	Post Holdings, Inc. 5.625% 20281	569	607
	Post Holdings, Inc. 5.50% 20291	166	181
	Post Holdings, Inc. 4.625% 20301	1,905	2,006
	Prestige Brands International Inc. 6.375% 20241	260	266
	Prestige Brands International Inc. 5.125% 20281	103	110
	Spectrum Brands Inc. 5.75% 2025	528	546

212American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	TreeHouse Foods, Inc. 6.00% 20241	$1,188	$ 1,213
(continued)	TreeHouse Foods, Inc. 4.00% 2028	145	150
	United Natural Foods, Inc. 6.75% 20281	865	906
			23,611

Real estate	Brookfield Property REIT Inc. 5.75% 20261	2,839	2,806
2.62%	Diversified Healthcare Trust 4.75% 2024	275	283
	Diversified Healthcare Trust 9.75% 2025	650	739
	Hospitality Properties Trust 7.50% 2025	238	274
	Howard Hughes Corp. 5.375% 20251	2,568	2,655
	Howard Hughes Corp. 5.375% 20281	1,950	2,101
	Iron Mountain Inc. 4.875% 20271	1,266	1,327
	Iron Mountain Inc. 5.00% 20281	617	656
	Iron Mountain Inc. 5.25% 20281	1,214	1,283
	Iron Mountain Inc. 5.25% 20301	2,450	2,649
	Iron Mountain Inc. 4.50% 20311	1,960	2,056
	Ladder Capital Corp. 5.25% 20251	140	140
	Medical Properties Trust, Inc. 5.00% 2027	1,333	1,420
	Medical Properties Trust, Inc. 3.50% 2031	1,369	1,416
	Park Hotels & Resorts Inc. 7.50% 20251	425	460
	QTS Realty Trust, Inc. 3.875% 20281	625	638
	Realogy Corp. 9.375% 20271	740	821
	Realogy Group LLC 7.625% 20251	260	283
	Service Properties Trust 5.50% 2027	335	366
	Xenia Hotels & Resorts, Inc. 6.375% 20251	300	317
			22,690

	Total corporate bonds, notes & loans		775,019
Asset-backed obligations 0.01%

	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20601,10	95	97
Municipals 0.00%

Puerto Rico	Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5
0.00%
	Total bonds, notes & other debt instruments (cost: $755,326,000)		775,121

Convertible bonds & notes 0.61%

Communication	Cinemark USA, Inc., convertible notes, 4.50% 20251	190	278
services	DISH DBS Corp., convertible notes, 3.375% 2026	635	607
0.27%	Liberty Broadband Corp., convertible notes, 2.75% 20501	321	344
	Live Nation Entertainment, Inc., convertible notes, 2.125% 20251	430	459
	Match Group Financeco 2 Inc., convertible notes, 0.875% 20261	175	321
	Zillow Group, Inc., convertible notes, 1.50% 2023	180	307

			2,316

Information	LivePerson, Inc., convertible notes, 0% 20261	219	240
technology	Sabre Holdings Corp., convertible notes, 4.00% 20251	390	702
0.15%	Shift4 Payments, Inc., convertible notes, 0% 20251	267	327
			1,269

Industrials	American Airlines Group Inc., convertible notes, 6.50% 2025	183	230
0.12%	Southwest Airlines Co., convertible notes, 1.25% 2025	403	587
	Uber Technologies, Inc., convertible notes, 0% 20251	270	278
			1,095

American Funds Insurance Series	213

High-Income Bond Fund (continued)

Convertible bonds & notes (continued)		Principal amount	Value
		(000)	(000)

Consumer	NCL Corp. Ltd., convertible notes, 5.375% 20251	$155	$ 263
discretionary	Royal Caribbean Cruises Ltd., convertible notes, 4.25% 20231	200	267
0.06%
			530

Energy	Mesquite Energy Inc., convertible notes, 15.04% 2023 (100% PIK)1,5,7,8	65	65
0.01%
	Total convertible bonds & notes (cost: $4,324,000)		5,275

Convertible stocks 0.38%		Shares

Utilities	PG&E Corp., convertible preferred units, 5.50% 202311	3,350	411
0.14%	American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	8,000	401
	NextEra Energy, Inc., convertible preferred units, 5.279% 2023	4,300	219
	Essential Utilities, Inc., convertible preferred units, 6.00% 2022	2,600	161

			1,192

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 20231	411	494
0.10%	KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	6,980	421

			915

Information	Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	450	640
technology

0.07%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	291	379
0.07%	Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	1,935	212

			591

	Total convertible stocks (cost: $2,799,000)		3,338
Preferred securities 0.33%

Consumer	MYT Holding LLC, Series A, preferred shares7,11	2,470,906	2,841
discretionary
	Total preferred securities (cost: $2,212,000)		2,841
0.33%

Common stocks 4.07%

Health care	Rotech Healthcare Inc.7,8,11,12	201,793	14,327
1.71%	Advanz Pharma Corp. Ltd.11,12	80,350	354
	Advanz Pharma Corp. Ltd.11	29,584	131
			14,812

Energy	Denbury Inc.11	63,840	1,640
0.84%	Oasis Petroleum Inc.11	43,838	1,625
	Ascent Resources - Utica, LLC, Class A7,8,11,12	6,297,894	1,385
	Weatherford International11	156,870	941
	Tribune Resources, LLC7,8,11	1,006,339	916
	California Resources Corp.11	17,202	406
	Whiting Petroleum Corp.11	12,063	302
	McDermott International, Inc.11	107,875	87

214American Funds Insurance Series

High-Income Bond Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Mesquite Energy, Inc.7,8,11	3,557	$21
(continued)	Tapstone Energy, LLC1,7,8,11	14,603	—9
	Sable Permian Resources, LLC, units7,8,11	15,816,020	—9
			7,323

Industrials	Associated Materials Group Inc.7,8,11	949,277	5,961
0.81%	ACR III LSC Holdings LLC7,8,11	1,061	1,098
			7,059

Consumer	MYT Holding Co., Class B7,11	608,846	1,644
discretionary	NMG Parent LLC7,11	14,350	947
0.37%	NMG Parent LLC1,7,8,11	1,615	75
	Chewy, Inc., Class A11	3,070	276
	Scientific Games Corp.11	6,000	249
			3,191

Materials	Hexion Holdings Corp., Class B11	81,939	1,004
0.12%

Information	Snowflake Inc., Class A11	1,200	338
technology	MoneyGram International, Inc.11	50,000	273
0.10%	C3.ai, Inc., Class A11	1,800	250
			861

Financials	Jonah Energy Parent LLC7,8,11	38,716	581
0.09%	Navient Corp.	20,000	196

			777

Communication	iHeartMedia, Inc., Class A11	22,639	294
services
	Total common stocks (cost: $41,154,000)		35,321
0.03%

Rights & warrants 0.01%

Consumer	NMG Parent LLC, warrants, expire 20277,11	27,111	76
discretionary

0.01%

Energy	Tribune Resources, LLC, Class A, warrants, expire 20237,8,11	336,564	—9
0.00%	Tribune Resources, LLC, Class B, warrants, expire 20237,8,11	261,772	—9
	Tribune Resources, LLC, Class C, warrants, expire 20237,8,11	247,225	—9

			—9
	Total rights & warrants (cost: $215,000)		76

American Funds Insurance Series	215

High-Income Bond Fund (continued)

Short-term securities 3.86%

Value

Shares(000)

Money market investments 3.86%

	Capital Group Central Cash Fund 0.12%13,14							334,899		$ 33,493
	Total short-term securities (cost: $33,489,000)									33,493

	Total investment securities 98.60% (cost: $839,519,000)									855,465
	Other assets less liabilities 1.40%									12,114

	Net assets 100.00%									$867,579
Futures contracts

									Unrealized
									appreciation
						Notional		Value at	(depreciation)
			Number of			amount15		12/31/202016	at 12/31/2020
Contracts		Type	contracts		Expiration	(000)		(000)		(000)

10 Year Ultra U.S. Treasury Note Futures		Short		24	March 2021	$(2,400)		$ (3,753)		$8
10 Year U.S. Treasury Note Futures		Short		82	March 2021	(8,200)		(11,322)		(27)

										$(19)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection									Unrealized

								Upfront	appreciation
						Value at		premium	(depreciation)
	Pay/		Expiration	Notional		12/31/2020		received	at 12/31/2020
Receive	Payment frequency		date		(000)	(000)		(000)		(000)

CDX.NA.IG.35	1.00%/Quarterly		12/20/2025	$15,200		$ (372)		$ (379)		$7
CDX.NA.HY.35	5.00%/Quarterly		12/20/2025	20,525		(1,911)		(1,183)		(728)

								$(1,562)		$(721)
Investments in affiliates14

				Value of			Net	Net	Value of
				affiliate at		realized		unrealized	affiliate at	Dividend
				1/1/2020	Additions	Reductions	gain	depreciation 12/31/2020		income
				(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 0.12%13				$39,112	$330,467	$336,030	$73	$(129)	$33,493	$227

216American Funds Insurance Series

High-Income Bond Fund (continued)

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $517,886,000, which represented 59.69% of the net assets of the fund.

2Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $37,070,000, which represented 4.27% of the net assets of the fund.

3Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

4Scheduled interest and/or principal payment was not received.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

6Step bond; coupon rate may change at a later date.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $34,321,000, which represented 3.96% of the net assets of the fund.

8Value determined using significant unobservable inputs.

9Amount less than one thousand.

10Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

11Security did not produce income during the last 12 months.

12Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

13Rate represents the seven-day yield at 12/31/2020.

14Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

15Notional amount is calculated based on the number of contracts and notional contract size.

16Value is calculated based on the notional amount and current market price.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets

Rotech Healthcare Inc.	9/26/2013	$ 4,331	$ 14,327	1.65%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,385.16
Advanz Pharma Corp. Ltd.	8/31/2018	1,017	354.04

Total private placement securities		$5,650	$16,066	1.85%

Key to abbreviations and symbols

Auth. = Authority

£= British pounds € = Euros

LIBOR = London Interbank Offered Rate Rev. = Revenue

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	217

American Funds Mortgage Fund (formerly Mortgage Fund)

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 78.54%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 68.70%

Federal agency	Fannie Mae Pool #AS7638 2.50% 20311	$1,073	$ 1,120
mortgage-backed	Fannie Mae Pool #695412 5.00% 20331	—2	—2
obligations	Fannie Mae Pool #AD3566 5.00% 20351	2	2
64.32%	Fannie Mae Pool #MA4228 1.50% 20361	80	82
	Fannie Mae Pool #256583 5.00% 20361,3	35	37
	Fannie Mae Pool #889101 2.125% 20381,4	35	36
	Fannie Mae Pool #964279 2.633% 20381,4	32	32
	Fannie Mae Pool #964708 2.765% 20381,4	4	4
	Fannie Mae Pool #AC0794 5.00% 20391	10	11
	Fannie Mae Pool #931768 5.00% 20391	2	2
	Fannie Mae Pool #AL9335 2.604% 20401,4	1,327	1,389
	Fannie Mae Pool #932606 5.00% 20401	5	6
	Fannie Mae Pool #AL9327 3.122% 20411,4	1,241	1,302
	Fannie Mae Pool #AL9326 3.302% 20411,4	1,704	1,788
	Fannie Mae Pool #AJ1873 4.00% 20411	7	8
	Fannie Mae Pool #AE1248 5.00% 20411	11	13
	Fannie Mae Pool #AE1274 5.00% 20411	9	10
	Fannie Mae Pool #AE1277 5.00% 20411	5	6
	Fannie Mae Pool #AE1283 5.00% 20411	3	4
	Fannie Mae Pool #AP7553 3.00% 20421	402	430
	Fannie Mae Pool #AE1290 5.00% 20421	6	7
	Fannie Mae Pool #AL3829 3.50% 20431	64	70
	Fannie Mae Pool #AT7161 3.50% 20431	29	31
	Fannie Mae Pool #AR1512 3.50% 20431	14	15
	Fannie Mae Pool #AT0412 3.50% 20431	7	8
	Fannie Mae Pool #AT3954 3.50% 20431	4	4
	Fannie Mae Pool #AT0300 3.50% 20431	3	3
	Fannie Mae Pool #AY1829 3.50% 20441	5	6
	Fannie Mae Pool #AW8240 3.50% 20441	1	1
	Fannie Mae Pool #BE5017 3.50% 20451	36	39
	Fannie Mae Pool #BE5009 3.50% 20451	29	31
	Fannie Mae Pool #BE8740 3.50% 20471	33	36
	Fannie Mae Pool #BE8742 3.50% 20471	10	11
	Fannie Mae Pool #BH2848 3.50% 20471	5	5
	Fannie Mae Pool #BH2847 3.50% 20471	3	4
	Fannie Mae Pool #BH2846 3.50% 20471	4	4
	Fannie Mae Pool #BJ5015 4.00% 20471	79	87
	Fannie Mae Pool #BH3122 4.00% 20471	3	3
	Fannie Mae Pool #BM4488 3.398% 20481,4	892	928
	Fannie Mae Pool #BJ4901 3.50% 20481	23	25
	Fannie Mae Pool #CA2850 4.00% 20481	91	102
	Fannie Mae Pool #BK6840 4.00% 20481	51	55
	Fannie Mae Pool #BK5232 4.00% 20481	40	44
	Fannie Mae Pool #BK9743 4.00% 20481	14	15
	Fannie Mae Pool #BK7665 4.50% 20481	336	373
	Fannie Mae Pool #BK0951 4.50% 20481	257	288
	Fannie Mae Pool #CA2205 4.50% 20481	67	72
	Fannie Mae Pool #BK9761 4.50% 20481	14	15
	Fannie Mae Pool #CA4867 3.00% 20491,3	4,614	5,010
	Fannie Mae Pool #CA4151 3.50% 20491	318	350
	Fannie Mae Pool #BJ8411 3.50% 20491	67	73
	Fannie Mae Pool #BJ8402 3.53% 20491,4	178	185
	Fannie Mae Pool #CA5496 3.00% 20501	9,365	10,214
	Fannie Mae Pool #MA4256 2.50% 20511	7	7
	Freddie Mac Pool #A18781 5.00% 20341,3	907	1,049
	Freddie Mac Pool #SB8083 1.50% 20361	1,256	1,293
	Freddie Mac Pool #C91883 4.00% 20361	3,471	3,792
	Freddie Mac Pool #840222 2.803% 20401,4	363	382
	Freddie Mac Pool #Q18236 3.50% 20431	29	31
	Freddie Mac Pool #Q19133 3.50% 20431	18	20
	Freddie Mac Pool #Q17696 3.50% 20431	16	18

218American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #Q15874 4.00% 20431	$2	$2
mortgage-backed	Freddie Mac Pool #760012 3.097% 20451,4	83	86
obligations	Freddie Mac Pool #760014 3.116% 20451,4	788	823
(continued)	Freddie Mac Pool #760013 3.162% 20451,4	46	48
	Freddie Mac Pool #760015 2.849% 20471,4	140	145
	Freddie Mac Pool #Q52069 3.50% 20471	48	52
	Freddie Mac Pool #Q47615 3.50% 20471	33	36
	Freddie Mac Pool #Q55056 3.50% 20481	60	65
	Freddie Mac Pool #Q54709 3.50% 20481	36	39
	Freddie Mac Pool #Q54701 3.50% 20481	34	37
	Freddie Mac Pool #Q54782 3.50% 20481	30	32
	Freddie Mac Pool #Q54781 3.50% 20481	27	30
	Freddie Mac Pool #Q54700 3.50% 20481	26	29
	Freddie Mac Pool #Q55060 3.50% 20481	19	20
	Freddie Mac Pool #Q56591 3.50% 20481	18	19
	Freddie Mac Pool #Q56590 3.50% 20481	17	18
	Freddie Mac Pool #Q56589 3.50% 20481	16	17
	Freddie Mac Pool #Q54698 3.50% 20481	14	15
	Freddie Mac Pool #Q54699 3.50% 20481	13	14
	Freddie Mac Pool #Q54831 3.50% 20481	9	10
	Freddie Mac Pool #G67711 4.00% 20481	440	486
	Freddie Mac Pool #Q56599 4.00% 20481	57	63
	Freddie Mac Pool #Q56175 4.00% 20481	43	47
	Freddie Mac Pool #Q55971 4.00% 20481	38	42
	Freddie Mac Pool #Q55970 4.00% 20481	19	21
	Freddie Mac Pool #Q58411 4.50% 20481	116	129
	Freddie Mac Pool #Q58436 4.50% 20481	52	59
	Freddie Mac Pool #Q58378 4.50% 20481	43	48
	Freddie Mac Pool #Q57242 4.50% 20481	31	34
	Freddie Mac Pool #RA1339 3.00% 20491	3,063	3,282
	Freddie Mac Pool #RA1463 3.50% 20491	216	238
	Freddie Mac Pool #QA2748 3.50% 20491	29	32
	Freddie Mac Pool #SD7514 3.50% 20501,3	10,578	11,378
	Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 20231	1,746	1,850
	Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 20231	4,722	5,026
	Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 20281,4	900	1,096
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	1,257	1,348
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 20561,4	1,260	1,324
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20561,4	1,032	1,084
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 20561	136	149
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 20571	722	783
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20571,4	4,576	4,990
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20571	2,640	2,861
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	2,020	2,205
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20571	1,097	1,198
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 20581	42	46
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 20581	27	30
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 20281	5,765	6,099
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 20281	1,608	1,692
	Government National Mortgage Assn. 2.00% 20511,5	18,325	19,101
	Government National Mortgage Assn. 2.50% 20511,5	4,750	5,009
	Government National Mortgage Assn. 3.00% 20511,5	150	157
	Government National Mortgage Assn. 3.50% 20511,5	19	20
	Government National Mortgage Assn. 3.50% 20511,5	18	20
	Government National Mortgage Assn. Pool #AH5894 3.75% 20341	988	1,062
	Government National Mortgage Assn. Pool #AD0028 3.75% 20381	663	714
	Government National Mortgage Assn. Pool #AH5897 3.75% 20391	624	671
	Government National Mortgage Assn. Pool #004410 4.00% 20391	60	62
	Government National Mortgage Assn. Pool #783690 6.00% 20391	134	155
American Funds Insurance Series	219

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Government National Mortgage Assn. Pool #004823 4.00% 20401	$ 141	$146
mortgage-backed	Government National Mortgage Assn. Pool #005142 4.50% 20411	29	31
obligations	Government National Mortgage Assn. Pool #005104 5.00% 20411	553	608
(continued)	Government National Mortgage Assn. Pool #005165 6.50% 20411	145	167
	Government National Mortgage Assn. Pool #AA5326 3.50% 20421	243	252
	Government National Mortgage Assn. Pool #MA0366 3.50% 20421	210	217
	Government National Mortgage Assn. Pool #AA5526 3.50% 20421	143	151
	Government National Mortgage Assn. Pool #AA7301 3.50% 20431	1,338	1,493
	Government National Mortgage Assn. Pool #AD7278 3.50% 20431,3	1,043	1,120
	Government National Mortgage Assn. Pool #AF0140 3.50% 20431	237	251
	Government National Mortgage Assn. Pool #AD4360 3.50% 20431	96	102
	Government National Mortgage Assn. Pool #AH5882 3.75% 20441	532	587
	Government National Mortgage Assn. Pool #AH5884 4.25% 20441	1,444	1,631
	Government National Mortgage Assn. Pool #MA3727 4.00% 20461	463	487
	Government National Mortgage Assn. Pool #MA5877 4.50% 20491	783	847
	Government National Mortgage Assn. Pool #MA6092 4.50% 20491	336	362
	Government National Mortgage Assn. Pool #AO0409 4.55% 20651	218	237
	Government National Mortgage Assn. Pool #AO0461 4.562% 20651	118	128
	Government National Mortgage Assn. Pool #AN1825 4.573% 20651	375	407
	Government National Mortgage Assn. Pool #AO0385 4.502% 20661	836	920
	Government National Mortgage Assn. Pool #725897 5.20% 20661	4	4
	Uniform Mortgage-Backed Security 1.50% 20361,5	23,863	24,519
	Uniform Mortgage-Backed Security 1.50% 20361,5	12,400	12,735
	Uniform Mortgage-Backed Security 2.00% 20361,5	10,700	11,175
	Uniform Mortgage-Backed Security 2.00% 20511,5	12,555	12,997
	Uniform Mortgage-Backed Security 2.00% 20511,5	9,663	10,019
	Uniform Mortgage-Backed Security 2.50% 20511,5	280	295
	Uniform Mortgage-Backed Security 2.50% 20511,5	211	221
	Uniform Mortgage-Backed Security 3.00% 20511,5	3,656	3,833
	Uniform Mortgage-Backed Security 3.50% 20511,5	5,206	5,511
	Uniform Mortgage-Backed Security 4.00% 20511,5	77	82
	Uniform Mortgage-Backed Security 4.50% 20511,5	6,348	6,889
			205,560

Collateralized	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20481,4,6	464	472
mortgage-backed	Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20291,4,6	221	223
obligations (privately	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20301,4,6	726	727
originated)	Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 20301,4,6	921	930
3.68%	Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 20301,4,6	217	220
	Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 20301,4,6	449	453
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20501,4,6	534	557
	Mello Warehouse Securitization Trust, Series 2019-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.898% 20521,4,6	750	751
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 0.996% 20531,4,6	583	584
	Mello Warehouse Securitization Trust, Series 2020-1, Class A,
	(1-month USD-LIBOR + 0.90%) 1.048% 20531,4,6	809	811
	Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1,
	(1-month USD-LIBOR + 2.00%) 2.149% 20221,4,6	500	501
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1,
	(1-month USD-LIBOR + 1.00%) 1.149% 20231,4,6	750	756
	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20291,4,6	268	269
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20291,4,6	347	347
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20491,4,6	314	324
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20631,4,6	806	811
	Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 20601,4,6	395	403
	Station Place Securitization Trust, Series 2020-WL1, Class A,
	(1-month USD-LIBOR + 1.15%) 1.298% 20511,4,6	750	751
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,4,6	435	444

220American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.748% 20571,4,6	$ 32	$32
mortgage-backed	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20571,4,6	118	122
obligations (privately	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20571,4,6	87	90
originated)	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20571,4,6	72	74
(continued)	Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,4,6	78	78
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20581,4,6	185	194
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20601,6	721	739
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20351	93	94
			11,757

Commercial	MRA Issuance Trust, Series 2020-10, Class A,
mortgage-backed	(1-month USD-LIBOR + 1.75%) 2.25% 20211,4,6,7	2,250	2,250
securities
	Total mortgage-backed obligations		219,567
0.70%

U.S. Treasury bonds & notes 8.02%

U.S. Treasury	U.S. Treasury 0.375% 2025	200	200
6.74%	U.S. Treasury 0.625% 2030	2,000	1,949
	U.S. Treasury 1.25% 2050	6,655	6,036
	U.S. Treasury 1.375% 2050	6,150	5,755
	U.S. Treasury 1.625% 2050	7,640	7,604

			21,544

U.S. Treasury	U.S. Treasury Inflation-Protected Security 2.125% 20418	131	205
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 20423,8	1,640	2,091
securities	U.S. Treasury Inflation-Protected Security 1.00% 20498	1,268	1,788
1.28%
			4,084

	Total U.S. Treasury bonds & notes		25,628
Asset-backed obligations 1.73%

	American Express Credit Account Master Trust, Series 2018-3, Class A, 0.479% 20251,4	210	211
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20601,6	635	648
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20601,6	105	106
	Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20221,6	30	30
	Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO,
	(3-month USD-LIBOR + 1.00%) 1.237% 20291,4,6	250	250
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20241,6	1,000	1,022
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20371,6	879	885
	Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20241	1,000	1,032
	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B,
	1.203% 20231,4	116	117
	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3,
	1.49% 20241	74	76
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20601,4,6	128	131
	Palmer Square Loan Funding, CLO, Series 2019-2, Class A1,
	(3-month USD-LIBOR + 0.97%) 1.188% 20271,4,6	587	586
	Palmer Square Ltd., Series 2015-1A, Class A1R3,
	(3-month USD-LIBOR + 1.00%) 1.245% 20291,4,6	330	330
	Symphony Ltd., CLO, Series 2013-12A, Class AR,
	(3-month USD-LIBOR + 1.03%) 1.267% 20251,4,6	122	122
			5,546

American Funds Insurance Series	221

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)					Principal amount	Value
					(000)	(000)

Federal agency bonds & notes 0.09%

Fannie Mae 0.875% 2030					$ 300	$294

Total bonds, notes & other debt instruments (cost: $246,328,000)						251,035
Short-term securities 44.24%

Commercial paper 27.57%

Army and Air Force Exchange Service 0.11% due 1/7/20216					8,300	8,299
Atlantic Asset Securitization LLC 0.16% due 1/11/20216					6,600	6,600
Chariot Funding, LLC 0.16% due 1/11/20216					5,000	5,000
CHARTA, LLC 0.17% due 1/19/20216					8,000	7,999
Chevron Corp. 0.11% due 2/1/20216					8,000	7,999
Emerson Electric Co. 0.11%–0.12% due 1/22/2021–2/22/20216					7,804	7,803
ExxonMobil Corp. 0.10%–0.13% due 1/27/2021–2/22/2021					9,000	8,999
Johnson & Johnson 0% due 6/1/20216					4,000	3,998
Kaiser Foundation Hospitals 0% due 5/4/2021					8,027	8,019
National Rural Utilities Cooperative Finance Corp. 0.12% due 2/4/2021					5,000	4,999
Old Line Funding, LLC 0.15% due 1/7/20216					7,900	7,900
Paccar Financial Corp. 0.11%–0.12% due 1/11/2021–2/9/2021					9,000	8,999
Regents of the University of California 0.17% due 2/18/2021					1,500	1,500

						88,114

Federal agency bills & notes 16.67%

Federal Farm Credit Banks 0.07%–0.10% due 1/20/2021–5/12/2021					23,100	23,092
Federal Home Loan Bank 0.07%–0.09% due 1/4/2021–3/5/2021					30,200	30,198

						53,290

Total short-term securities (cost: $141,410,000)						141,404

Total investment securities 122.78% (cost: $387,738,000)						392,439
Other assets less liabilities (22.78)%						(72,820)

Net assets 100.00%						$319,619
Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount9	12/31/202010	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures	Short	123	March 2021	$(30,750)	$(30,698)	$(15)
5 Year U.S. Treasury Note Futures	Long	7	April 2021	700	883	1
10 Year U.S. Treasury Note Futures	Long	23	March 2021	2,300	3,176	5
10 Year Ultra U.S. Treasury Note Futures	Short	122	March 2021	(12,200)	(19,076)	44
20 Year U.S. Treasury Bond Futures	Long	4	March 2021	400	693	(6)
30 Year Ultra U.S. Treasury Bond Futures	Short	3	March 2021	(300)	(640)	4

						$ 33

222American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	12/31/2020	paid	at 12/31/2020
Receive	Pay	date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	0.243%	5/2/2024	$33,400	$18	$22	$(4)
U.S. EFFR	0.11%	5/18/2024	9,400	11	—	11
U.S. EFFR	0.1275%	6/25/2025	4,400	17	—	17
U.S. EFFR	0.105%	6/30/2025	4,300	22	—	22
U.S. EFFR	0.0975%	6/30/2025	2,387	13	—	13
U.S. EFFR	0.106%	6/30/2025	1,913	9	—	9
3-month USD-LIBOR	0.32%	9/23/2025	3,600	13	—	13
3-month USD-LIBOR	0.81%	7/28/2045	5,700	696	16	680
3-month USD-LIBOR	0.811%	7/27/2050	3,000	453	—	453

					$38	$1,214

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Amount less than one thousand.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,200,000, which represented .69% of the net assets of the fund.

4Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

5Purchased on a TBA basis.

6Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $73,621,000, which represented 23.03% of the net assets of the fund.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $2,250,000, which represented .70% of the net assets of the fund.

8Index-linked bond whose principal amount moves with a government price index.

9Notional amount is calculated based on the number of contracts and notional contract size. 10Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	223

Ultra-Short Bond Fund

Investment portfolio December 31, 2020

Short-term securities 99.10%	Principal amount	Value
	(000)	(000)

Commercial paper 71.47%

Alberta (Province of) 0.16% due 1/15/20211	$ 3,000	$ 3,000
Alberta (Province of) 0.16% due 2/8/20211	6,700	6,699
Apple Inc. 0.12% due 1/8/20211	10,000	10,000
Army and Air Force Exchange Service 0.10% due 1/8/20211	10,000	9,999
Bank of Nova Scotia 0.20% due 1/26/20211	8,000	7,999
British Columbia (Province of) 0.10% due 1/7/2021	8,600	8,600
Caisse d’Amortissement de la Dette Sociale 0.17% due 1/20/2021	10,000	9,999
Canadian Imperial Bank of Commerce 0.17% due 1/13/20211	8,300	8,300
Chariot Funding, LLC 0.16% due 1/6/20211	10,000	10,000
CHARTA, LLC 0.16% due 1/6/20211	10,000	10,000
DBS Bank Ltd. 0.19% due 1/4/20211	10,000	10,000
Denmark (Kingdom of) 0.13% due 1/25/2021	10,000	9,999
Emerson Electric Co. 0.11% due 2/2/20211	7,000	6,999
Equinor ASA 0.17% due 2/23/20211	7,500	7,498
European Investment Bank 0.14% due 1/21/2021	9,500	9,499
ExxonMobil Corp. 0.09% due 1/22/2021	4,100	4,100
Fairway Finance Company, LLC 0.15% due 1/21/20211	3,700	3,700
FMS Wertmanagement 0.21% due 3/10/20211	8,000	7,997
L’Oréal USA, Inc. 0.08% due 1/19/20211	2,800	2,800
LVMH Moët Hennessy Louis Vuitton Inc. 0.21% due 3/22/20211	9,500	9,496
Merck & Co. Inc. 0.09% due 2/9/20211	10,000	9,999
National Rural Utilities Cooperative Finance Corp. 0.11% due 1/7/2021	9,000	9,000
NRW.Bank 0.15% due 1/6/20211	5,000	5,000
OMERS Finance Trust 0.13% due 1/5/2021	9,000	9,000
Paccar Financial Corp. 0.10% due 1/13/2021	3,500	3,500
Paccar Financial Corp. 0.11% due 1/14/2021	2,500	2,500
Shell International Finance BV 0.20% due 5/25/20211	7,000	6,994
Siemens Capital Co. LLC 0.11% due 1/5/20211	4,000	4,000
Sumitomo Mitsui Banking Corp. 0.21% due 2/23/20211	7,500	7,498
Thunder Bay Funding, LLC 0.17% due 1/25/20211	10,000	9,999
Toronto-Dominion Bank 0.21% due 1/28/20211	10,000	9,999
Total Capital Canada Ltd. 0.19% due 2/17/20211	5,700	5,699
Total Capital Canada Ltd. 0.19% due 2/23/20211	4,000	3,999
Toyota Industries Commercial Finance, Inc. 0.16% due 1/15/20211	9,698	9,698
Unilever Capital Corp. 0.12% due 1/26/20211	5,000	5,000
Victory Receivables Corp. 0.19% due 2/22/20211	10,000	9,997
		268,566
Federal agency bills & notes 16.21%

Federal Farm Credit Banks 0.07% due 1/20/2021	5,000	5,000
Federal Farm Credit Banks 0.08% due 5/14/2021	5,000	4,998
Federal Home Loan Bank 0.09% due 1/6/2021	6,700	6,700
Federal Home Loan Bank 0.07% due 1/22/2021	8,000	8,000
Federal Home Loan Bank 0.10% due 1/27/2021	10,000	9,999
Federal Home Loan Bank 0.08% due 2/5/2021	5,000	5,000
Federal Home Loan Bank 0.08% due 2/8/2021	9,700	9,699
Federal Home Loan Bank 0.08% due 2/10/2021	11,500	11,499

		60,895

224American Funds Insurance Series
Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Principal amount	Value
	(000)	(000)

U.S. Treasury bills 11.42%

U.S. Treasury 0.09% due 1/5/2021	$ 6,600	$6,600
U.S. Treasury 0.09% due 2/4/2021	11,600	11,599
U.S. Treasury 0.09% due 2/16/2021	8,000	8,000
U.S. Treasury 0.09% due 3/4/2021	2,800	2,799
U.S. Treasury 0.09% due 3/9/2021	3,800	3,800
U.S. Treasury 0.10% due 4/13/2021	10,100	10,098

		42,896

Total short-term securities (cost: $372,351,000)		372,357

Total investment securities 99.10% (cost: $372,351,000)		372,357
Other assets less liabilities 0.90%		3,392

Net assets 100.00%		$375,749

1Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $202,368,000, which represented 53.86% of the net assets of the fund.

See notes to financial statements.

American Funds Insurance Series	225

U.S. Government/AAA-Rated Securities Fund

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 81.82%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 35.15%

Federal agency	Fannie Mae Pool #257104 6.50% 20281	$97	$ 108
mortgage-backed	Fannie Mae Pool #695412 5.00% 20331	1	1
obligations	Fannie Mae Pool #AD3566 5.00% 20351	8	9
35.10%	Fannie Mae Pool #MA4228 1.50% 20361	24,617	25,343
	Fannie Mae Pool #MA4229 2.00% 20361	1,731	1,811
	Fannie Mae Pool #MA2746 4.00% 20361	2,283	2,487
	Fannie Mae Pool #MA2588 4.00% 20361	1,234	1,344
	Fannie Mae Pool #256860 6.50% 20371	20	23
	Fannie Mae Pool #888698 7.00% 20371	44	51
	Fannie Mae Pool #256828 7.00% 20371	4	5
	Fannie Mae Pool #970343 6.00% 20381	15	16
	Fannie Mae Pool #AC0794 5.00% 20391	38	44
	Fannie Mae Pool #931768 5.00% 20391	6	8
	Fannie Mae Pool #932606 5.00% 20401	20	23
	Fannie Mae Pool #AJ1873 4.00% 20411	29	33
	Fannie Mae Pool #AI1862 5.00% 20411	613	713
	Fannie Mae Pool #AI3510 5.00% 20411	361	419
	Fannie Mae Pool #AJ0704 5.00% 20411	327	380
	Fannie Mae Pool #AJ5391 5.00% 20411	187	216
	Fannie Mae Pool #AE1248 5.00% 20411	45	52
	Fannie Mae Pool #AE1274 5.00% 20411	36	42
	Fannie Mae Pool #AE1277 5.00% 20411	21	24
	Fannie Mae Pool #AE1283 5.00% 20411	13	14
	Fannie Mae Pool #AP7553 3.00% 20421	3,453	3,695
	Fannie Mae Pool #AE1290 5.00% 20421	25	29
	Fannie Mae Pool #AL3829 3.50% 20431	257	281
	Fannie Mae Pool #AT7161 3.50% 20431	114	124
	Fannie Mae Pool #AR1512 3.50% 20431	55	60
	Fannie Mae Pool #AT0412 3.50% 20431	28	30
	Fannie Mae Pool #AT3954 3.50% 20431	15	16
	Fannie Mae Pool #AT0300 3.50% 20431	12	12
	Fannie Mae Pool #BM6240 2.754% 20441,2	810	846
	Fannie Mae Pool #AY1829 3.50% 20441	20	22
	Fannie Mae Pool #AW8240 3.50% 20441	4	4
	Fannie Mae Pool #BE5017 3.50% 20451	142	155
	Fannie Mae Pool #BE5009 3.50% 20451	115	124
	Fannie Mae Pool #MA3120 3.50% 20471	5,723	6,075
	Fannie Mae Pool #BE8740 3.50% 20471	132	144
	Fannie Mae Pool #BE8742 3.50% 20471	39	43
	Fannie Mae Pool #BH2848 3.50% 20471	20	22
	Fannie Mae Pool #BH2846 3.50% 20471	16	17
	Fannie Mae Pool #BH2847 3.50% 20471	13	14
	Fannie Mae Pool #BJ5015 4.00% 20471	315	347
	Fannie Mae Pool #BH2597 4.00% 20471	10	11
	Fannie Mae Pool #BH3122 4.00% 20471	10	11
	Fannie Mae Pool #BM3788 3.50% 20481	8,392	9,169
	Fannie Mae Pool #FM3164 3.50% 20481	4,066	4,291
	Fannie Mae Pool #BJ4901 3.50% 20481	91	99
	Fannie Mae Pool #CA2850 4.00% 20481	363	406
	Fannie Mae Pool #BK6840 4.00% 20481	202	222
	Fannie Mae Pool #BK5232 4.00% 20481	162	178
	Fannie Mae Pool #BK9743 4.00% 20481	56	61
	Fannie Mae Pool #MA3416 4.50% 20481	4,016	4,361
	Fannie Mae Pool #BK7665 4.50% 20481	1,345	1,493
	Fannie Mae Pool #BK0951 4.50% 20481	1,027	1,150
	Fannie Mae Pool #BK9761 4.50% 20481	54	60
	Fannie Mae Pool #CA1909 4.50% 20481	49	53
	Fannie Mae Pool #CA4151 3.50% 20491	1,271	1,401
	Fannie Mae Pool #FM1062 3.50% 20491	774	853
	Fannie Mae Pool #FM1443 3.50% 20491	646	709
	Fannie Mae Pool #BJ8411 3.50% 20491	267	293

226American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #CA5229 3.00% 20501	$27,582	$29,859
mortgage-backed	Fannie Mae Pool #FM2179 3.00% 20501	10,829	11,643
obligations	Fannie Mae Pool #FM3834 4.50% 20501	2,462	2,660
(continued)	Fannie Mae Pool #MA4256 2.50% 20511	11	12
	Fannie Mae, Series 2001-4, Class NA, 9.011% 20251,2	—3	—3
	Fannie Mae, Series 2001-4, Class GA, 9.081% 20251,2	—3	—3
	Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20221	444	452
	Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 20221	460	470
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.128% 20231,2	625	660
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 20241,2	1,292	1,397
	Freddie Mac Pool #SB8083 1.50% 20361	2,805	2,887
	Freddie Mac Pool #SB8084 2.00% 20361	996	1,042
	Freddie Mac Pool #1H1354 2.442% 20361,2	137	145
	Freddie Mac Pool #C03518 5.00% 20401	590	686
	Freddie Mac Pool #G06459 5.00% 20411	1,175	1,367
	Freddie Mac Pool #Q18236 3.50% 20431	115	125
	Freddie Mac Pool #Q19133 3.50% 20431	73	79
	Freddie Mac Pool #Q17696 3.50% 20431	64	70
	Freddie Mac Pool #841039 3.54% 20431,2	832	861
	Freddie Mac Pool #Q23190 4.00% 20431	277	308
	Freddie Mac Pool #Q15874 4.00% 20431	7	7
	Freddie Mac Pool #Q28558 3.50% 20441	345	378
	Freddie Mac Pool #760014 3.116% 20451,2	630	658
	Freddie Mac Pool #Q52069 3.50% 20471	192	209
	Freddie Mac Pool #Q47615 3.50% 20471	90	99
	Freddie Mac Pool #ZM4352 3.50% 20471	17	18
	Freddie Mac Pool #Q55056 3.50% 20481	239	259
	Freddie Mac Pool #Q54709 3.50% 20481	144	156
	Freddie Mac Pool #Q54701 3.50% 20481	135	147
	Freddie Mac Pool #Q54782 3.50% 20481	118	129
	Freddie Mac Pool #Q54781 3.50% 20481	110	120
	Freddie Mac Pool #Q54700 3.50% 20481	105	115
	Freddie Mac Pool #Q55060 3.50% 20481	74	80
	Freddie Mac Pool #Q56591 3.50% 20481	70	75
	Freddie Mac Pool #Q56590 3.50% 20481	67	73
	Freddie Mac Pool #Q56589 3.50% 20481	64	70
	Freddie Mac Pool #Q54698 3.50% 20481	55	61
	Freddie Mac Pool #Q54699 3.50% 20481	51	56
	Freddie Mac Pool #Q54831 3.50% 20481	38	42
	Freddie Mac Pool #G67711 4.00% 20481	2,642	2,914
	Freddie Mac Pool #Q56599 4.00% 20481	228	250
	Freddie Mac Pool #Q56175 4.00% 20481	171	188
	Freddie Mac Pool #Q55971 4.00% 20481	152	168
	Freddie Mac Pool #Q56576 4.00% 20481	118	126
	Freddie Mac Pool #Q55970 4.00% 20481	75	83
	Freddie Mac Pool #Q58411 4.50% 20481	464	516
	Freddie Mac Pool #Q58436 4.50% 20481	209	234
	Freddie Mac Pool #Q58378 4.50% 20481	174	191
	Freddie Mac Pool #Q57242 4.50% 20481	122	134
	Freddie Mac Pool #ZT0522 4.50% 20481	61	66
	Freddie Mac Pool #ZS4774 4.50% 20481	56	61
	Freddie Mac Pool #RA1463 3.50% 20491	864	953
	Freddie Mac Pool #QA0284 3.50% 20491	372	408
	Freddie Mac Pool #RA1580 3.50% 20491	299	332
	Freddie Mac Pool #QA2748 3.50% 20491	115	127
	Freddie Mac Pool #RA2236 4.50% 20491	733	796
	Freddie Mac Pool #QA4453 4.50% 20491	47	51
	Freddie Mac Pool #QA8801 3.00% 20501	16,922	18,221
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.559% 20231,2	6	6
	Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 20221	202	206
	Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20231	788	811
American Funds Insurance Series	227

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20231	$200	$212
mortgage-backed	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 20231,2	2,565	2,757
obligations	Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 20231	2,745	2,955
(continued)	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 20241	2,000	2,197
	Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 20241	6,895	7,513
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 20271	1,080	1,243
	Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 20281	518	566
	Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 20281,2	4,200	5,055
	Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 20281,2	3,300	3,985
	Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 20281,2	3,500	4,261
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	8,362	8,970
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20561,2	7,932	8,337
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 20561,2	7,589	7,975
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 20561	2,298	2,466
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 20561	447	491
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 20571	2,367	2,567
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20571,2	4,382	4,778
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20571	7,399	8,080
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20571	5,672	6,145
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	2,723	2,973
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 20571	1,183	1,279
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20581	4,700	5,122
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 20581	2,695	2,943
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 20581	1,400	1,522
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 20581	1,005	1,097
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 20581	589	648
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 20591	5,350	5,708
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 20281	33,151	35,072
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 20281	7,871	8,284
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75% 20291	9,710	10,277
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D,
	2.00% 20301	3,111	3,210
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D,
	2.00% 20301	535	555
	Government National Mortgage Assn. 5.50% 20381	162	185
	Government National Mortgage Assn. 5.50% 20381	46	51
	Government National Mortgage Assn. 2.00% 20511,4	11,627	12,139
	Government National Mortgage Assn. 2.00% 20511,4	9,780	10,194
	Government National Mortgage Assn. 2.50% 20511,4	460	485
	Government National Mortgage Assn. 3.00% 20511,4	800	837
	Government National Mortgage Assn. 3.50% 20511,4	22,750	24,105
	Government National Mortgage Assn. 3.50% 20511,4	22,662	23,998
	Government National Mortgage Assn. Pool #699537 5.50% 20381	94	105
	Government National Mortgage Assn. Pool #700778 5.50% 20381	25	29
	Government National Mortgage Assn. Pool #782365 6.00% 20381	149	179
	Government National Mortgage Assn. Pool #004269 6.50% 20381	260	305
	Government National Mortgage Assn. Pool #698406 5.00% 20391	317	359
	Government National Mortgage Assn. Pool #783690 6.00% 20391	134	155
	Government National Mortgage Assn. Pool #783689 5.50% 20401	3,959	4,560
	Government National Mortgage Assn. Pool #783687 4.50% 20411	880	952
	Government National Mortgage Assn. Pool #783688 5.00% 20411	1,546	1,743
	Government National Mortgage Assn. Pool #MA0533 3.00% 20421	32	35
	Government National Mortgage Assn. Pool #MA1012 3.50% 20431	1,119	1,223
	Government National Mortgage Assn. Pool #MA5764 4.50% 20491	10,111	10,944
	Government National Mortgage Assn. Pool #MA5877 4.50% 20491	4,528	4,898
	Government National Mortgage Assn. Pool #MA6092 4.50% 20491	769	829
	Government National Mortgage Assn. Pool #MA7052 2.50% 20501	6,040	6,400
	Uniform Mortgage-Backed Security 1.50% 20361,4	119,476	122,702

228American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 1.50% 20361,4	$ 89,298	$ 91,755
mortgage-backed	Uniform Mortgage-Backed Security 2.00% 20361,4	70,158	73,272
obligations	Uniform Mortgage-Backed Security 2.00% 20511,4	16,809	17,401
(continued)	Uniform Mortgage-Backed Security 2.00% 20511,4	9,414	9,761
	Uniform Mortgage-Backed Security 2.50% 20511,4	451	474
	Uniform Mortgage-Backed Security 2.50% 20511,4	339	357
	Uniform Mortgage-Backed Security 3.00% 20511,4	2	2
	Uniform Mortgage-Backed Security 3.50% 20511,4	20,663	21,871
			755,912

Collateralized	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20351	1,050	1,063
mortgage-backed
	Total mortgage-backed obligations		756,975
obligations

0.05%
U.S. Treasury bonds & notes 30.83%

U.S. Treasury	U.S. Treasury 1.375% 2022	3,100	3,142
24.25%	U.S. Treasury 1.75% 2022	32,093	32,831
	U.S. Treasury 2.125% 2023	—3	—3
	U.S. Treasury 2.875% 2023	5,000	5,394
	U.S. Treasury 0.25% 2025	65,000	64,801
	U.S. Treasury 0.25% 2025	4,000	3,984
	U.S. Treasury 0.375% 2025	10,000	10,013
	U.S. Treasury 1.625% 2026	10,000	10,665
	U.S. Treasury 0.50% 2027	5,314	5,280
	U.S. Treasury 0.625% 2030	1,175	1,145
	U.S. Treasury 1.125% 2040	10,750	10,176
	U.S. Treasury 1.125% 2040	7,000	6,644
	U.S. Treasury 2.50% 2046	5,400	6,453
	U.S. Treasury 2.50% 2046	3,900	4,659
	U.S. Treasury 2.875% 2046	2,700	3,450
	U.S. Treasury 2.25% 20495	25,700	29,416
	U.S. Treasury 2.375% 2049	13,000	15,271
	U.S. Treasury 2.875% 20495	26,000	33,565
	U.S. Treasury 3.00% 20495	22,500	29,670
	U.S. Treasury 1.25% 20505	46,500	42,173
	U.S. Treasury 1.375% 20505	100,000	93,575
	U.S. Treasury 1.625% 20505	110,500	109,973
			522,280

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20216	65,918	66,164
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20226	6,097	6,209
securities	U.S. Treasury Inflation-Protected Security 0.125% 20306	27,420	30,761
6.58%	U.S. Treasury Inflation-Protected Security 0.125% 20306	6,222	6,940
	U.S. Treasury Inflation-Protected Security 2.125% 20416	369	579
	U.S. Treasury Inflation-Protected Security 0.75% 20425,6	15,199	19,375
	U.S. Treasury Inflation-Protected Security 1.00% 20496	8,278	11,674
			141,702

	Total U.S. Treasury bonds & notes		663,982
Federal agency bonds & notes 15.84%

	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC
	2.646% 2026	483	508
	Fannie Mae 1.25% 2021	2,900	2,921
	Fannie Mae 2.875% 2023	36,000	38,605
	Fannie Mae 0.625% 2025	10,000	10,116
American Funds Insurance Series	229

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Federal agency bonds & notes (continued)

Fannie Mae 0.75% 2027	$ 2,900	$2,916
Fannie Mae 0.875% 2030	8,600	8,438
Fannie Mae 7.125% 2030	2,000	3,059
Federal Farm Credit Banks 0.375% 2022	1,500	1,505
Federal Home Loan Bank 3.375% 2023	16,715	18,125
Federal Home Loan Bank 3.25% 2028	6,500	7,745
Federal Home Loan Bank 5.50% 2036	300	464
Freddie Mac 2.375% 2021	40,000	40,108
Private Export Funding Corp. 3.266% 20217	34,000	34,886
Private Export Funding Corp. 3.55% 2024	3,190	3,500
Small Business Administration, Series 2001-20F, 6.44% 2021	7	7
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,117
Tennessee Valley Authority 0.75% 2025	1,800	1,828
Tennessee Valley Authority 2.875% 2027	5,000	5,639
Tennessee Valley Authority 4.65% 2035	1,780	2,472
Tennessee Valley Authority 5.88% 2036	875	1,340
Tennessee Valley Authority, Series A, 4.625% 2060	250	391
TVA Southaven 3.846% 2033	1,112	1,214
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,439
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,998
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	16,354
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,669	3,168
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,513
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,234
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,799
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,212
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,599
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,455
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,892
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,889
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,649
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,259
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,934
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,729
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,726
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,621
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,275
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	720
U.S. Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp. 3.82% 2032	833	994
U.S. Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp. 3.938% 2032	681	792

		341,155

Total bonds, notes & other debt instruments (cost: $1,717,324,000)		1,762,112
Short-term securities 33.97%

Commercial paper 25.22%

Amazon.com, Inc. 0.08% due 1/25/20217	15,000	14,999
Apple Inc. 0.10%–0.11% due 1/21/2021–1/29/20217	40,700	40,698
Army and Air Force Exchange Service 0.11% due 1/7/20217	11,700	11,699
Atlantic Asset Securitization LLC 0.16% due 1/11/20217	12,000	11,999
CAFCO, LLC 0.16% due 1/4/20217	25,000	25,000
Chariot Funding, LLC 0.16%–0.20% due 1/11/2021–2/12/20217	46,000	45,992
Chevron Corp. 0.08%–0.12% due 1/7/2021–2/26/20217	46,800	46,794
CRC Funding, LLC 0.16%–0.17% due 1/4/2021–1/22/20217	35,000	34,997
Emerson Electric Co. 0.12%–0.13% due 1/14/2021–1/26/20217	52,650	52,647
ExxonMobil Corp. 0.12%–0.15% due 1/5/2021–2/17/2021	45,000	44,996

230American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

Short-term securities (continued)					Principal amount	Value
					(000)	(000)

Commercial paper (continued)

Johnson & Johnson 0.11% due 6/1/20217					$26,000	$ 25,985
Kaiser Foundation Hospitals 0.18% due 5/4/2021					17,000	16,983
Merck & Co. Inc. 0.09%–0.12% due 1/22/2021–2/19/20217					46,000	45,995
National Rural Utilities Cooperative Finance Corp. 0.12% due 2/4/2021					10,000	9,999
Paccar Financial Corp. 0.11%–0.12% due 1/19/2021–2/3/2021					33,500	33,498
PepsiCo Inc. 0.15% due 3/1/20217					3,000	2,999
Pfizer Inc. 0.10% due 1/7/20217					28,800	28,800
Regents of the University of California 0.17% due 2/18/2021					18,500	18,496
Sumitomo Mitsui Banking Corp. 0.15% due 2/3/20217					30,500	30,496
						543,072

Federal agency bills & notes 8.29%

Federal Farm Credit Banks 0.07%–0.10% due 1/7/2021–5/5/2021					83,300	83,289
Federal Home Loan Bank 0.07%–0.09% due 1/4/2021–2/9/2021					95,200	95,195

						178,484

U.S. Treasury bills 0.46%

U.S. Treasury 0.09% due 1/14/2021					10,000	10,000

Total short-term securities (cost: $731,564,000)						731,556

Total investment securities 115.79% (cost: $2,448,888,000)						2,493,668
Other assets less liabilities (15.79)%						(340,011)

Net assets 100.00%						$2,153,657
Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount8	12/31/20209	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

30 Day Federal Funds Futures	Short	759	January 2021	$(316,275)	$(316,022)	$ 173
90 Day Euro Dollar Futures	Short	1,703	March 2021	(425,750)	(425,026)	(173)
2 Year U.S. Treasury Note Futures	Short	195	April 2021	(39,000)	(43,090)	(41)
5 Year U.S. Treasury Note Futures	Long	1,142	April 2021	114,200	144,079	307
10 Year U.S. Treasury Note Futures	Short	1,087	March 2021	(108,700)	(150,091)	(178)
10 Year Ultra U.S. Treasury Note Futures	Short	2,164	March 2021	(216,400)	(338,362)	755
20 Year U.S. Treasury Bond Futures	Long	214	March 2021	21,400	37,062	(336)
30 Year Ultra U.S. Treasury Bond Futures	Long	695	March 2021	69,500	148,426	(547)

						$ (40)

American Funds Insurance Series	231

U.S. Government/AAA-Rated Securities Fund (continued)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	12/31/2020	paid (received)	at 12/31/2020
Receive	Pay	date	(000)	(000)	(000)	(000)

2.5775%	U.S. EFFR	7/16/2022	$181,639	$4,629	$ —	$ 4,629
1.2525%	U.S. EFFR	2/14/2023	156,941	3,951	—	3,951
U.S. EFFR	0.11%	5/18/2024	163,600	187	—	187
U.S. EFFR	0.1275%	6/25/2025	48,600	188	—	188
U.S. EFFR	0.126%	6/25/2025	20,100	79	—	79
U.S. EFFR	0.106%	6/30/2025	35,063	173	—	173
U.S. EFFR	0.105%	6/30/2025	28,500	142	—	142
U.S. EFFR	0.0975%	6/30/2025	15,429	82	—	82
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(2,059)	—	(2,059)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,613	—	1,613
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,611	—	1,611
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,300	—	1,300
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,236	—	1,236
U.S. EFFR	0.5385%	3/26/2030	49,000	658	—	658
0.913%	3-month USD-LIBOR	6/9/2030	31,000	93	—	93
U.S. EFFR	0.666%	11/19/2030	15,500	107	—	107
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(892)	—	(892)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,100)	—	(1,100)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,100)	—	(1,100)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(1,319)	—	(1,319)
3-month USD-LIBOR	0.81%	7/28/2045	87,600	10,704	(52)	10,756
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(776)	—	(776)
3-month USD-LIBOR	0.811%	7/27/2050	52,500	7,921	—	7,921

					$(52)	$27,480

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

3Amount less than one thousand.

4Purchased on a TBA basis.

5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $22,183,000, which represented 1.03% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

7Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $453,986,000, which represented 21.08% of the net assets of the fund.

8Notional amount is calculated based on the number of contracts and notional contract size.

9Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

232American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2020

Growth funds 80.18%						Value
					Shares	(000)

American Funds Insurance Series – Growth Fund, Class 1					3,764,738	$452,559

Total growth funds (cost: $296,745,000)						452,559
Fixed income funds 15.04%

American Funds Insurance Series – Bond Fund, Class 1					7,142,308	84,922

Total fixed income funds (cost: $84,212,000)						84,922
Short-term securities 4.84%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					27,316,055	27,316
Total short-term securities (cost: $27,316,000)						27,316

Total investment securities 100.06% (cost: $408,273,000)						564,797
Other assets less liabilities (0.06)%						(351)

Net assets 100.00%						$564,446
Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount2	12/31/20203	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	242	March 2021	$24,200	$30,532	$69

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2020	Additions	Reductions	gain	(depreciation)	12/31/2020	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 80.18%
American Funds Insurance Series –
Growth Fund, Class 1	$358,426	$260,676	$327,558	$49,300	$111,715	$452,559	$2,083	$9,098
Fixed income funds 15.04%
American Funds Insurance Series –
Bond Fund, Class 1	66,685	100,237	84,848	4,035	(1,187)	84,922	1,784	580

Total 95.22%				$53,335	$110,528	$537,481	$3,867	$9,678

1Rate represents the seven-day yield at 12/31/2020.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Insurance Series	233

Managed Risk International Fund

Investment portfolio December 31, 2020

Growth funds 80.05%						Value
					Shares	(000)

American Funds Insurance Series – International Fund, Class 1					5,742,124	$135,744

Total growth funds (cost: $102,112,000)						135,744
Fixed income funds 15.02%

American Funds Insurance Series – Bond Fund, Class 1					2,142,314	25,472

Total fixed income funds (cost: $25,280,000)						25,472
Short-term securities 4.73%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					8,021,459	8,021
Total short-term securities (cost: $8,021,000)						8,021

Total investment securities 99.80% (cost: $135,413,000)						169,237
Other assets less liabilities 0.20%						332

Net assets 100.00%						$169,569
Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount2	12/31/20203	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	72	March 2021	$7,200	$9,084	$21

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2020	Additions	Reductions	(loss) gain	(depreciation)	12/31/2020	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 80.05%
American Funds Insurance Series –
International Fund, Class 1	$133,862	$72,083	$88,432	$(1,268)	$19,499	$135,744	$1,092	$—
Fixed income funds 15.02%
American Funds Insurance Series –
Bond Fund, Class 1	24,465	30,573	30,185	1,103	(484)	25,472	529	159

Total 95.07%				$ (165)	$19,015	$161,216	$1,621	$159

1Rate represents the seven-day yield at 12/31/2020.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

234American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2020

Growth-and-income funds 80.10%									Value
							Shares		(000)

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1							19,891,981		$285,450

Total growth-and-income funds (cost: $223,384,000)									285,450
Fixed income funds 15.03%

American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1							4,107,687		53,565

Total fixed income funds (cost: $54,284,000)									53,565
Short-term securities 4.92%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1							17,540,474		17,540
Total short-term securities (cost: $17,540,000)									17,540

Total investment securities 100.05% (cost: $295,208,000)									356,555
Other assets less liabilities (0.05)%									(195)

Net assets 100.00%									$356,360
Futures contracts

									Unrealized
						Notional	Value at		appreciation
		Number of				amount2	12/31/20203	at 12/31/2020
Contracts	Type	contracts		Expiration		(000)	(000)		(000)

5 Year U.S. Treasury Note Futures	Long		167	March 2021		$16,700	$21,069		$38
Investments in affiliates4
		Value of			Net	Net
						unrealized	Value of		Capital gain
		affiliates at			realized	appreciation	affiliates at	Dividend	distributions
		1/1/2020	Additions	Reductions	(loss) gain	(depreciation)	12/31/2020	income	received
		(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 80.10%
American Funds Insurance Series –
Blue Chip Income and Growth Fund, Class 1		$299,536	$237,327	$269,536	$(40,214)	$58,337	$285,450	$5,176	$3,353
Fixed income funds 15.03%
American Funds Insurance Series –
U.S. Government/AAA-Rated Securities
Fund, Class 1		53,524	87,643	90,377	4,226	(1,451)	53,565	1,038	976

Total 95.13%					$(35,988)	$56,886	$339,015	$6,214	$4,329

1Rate represents the seven-day yield at 12/31/2020.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Insurance Series	235

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2020

Growth-and-income funds 79.61%						Value
					Shares	(000)

American Funds Insurance Series – Growth-Income Fund, Class 1					34,999,287	$1,938,260

Total growth-and-income funds (cost: $1,602,958,000)						1,938,260
Fixed income funds 14.94%

American Funds Insurance Series – Bond Fund, Class 1					30,589,705	363,712

Total fixed income funds (cost: $350,930,000)						363,712
Short-term securities 4.72%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					114,850,821	114,851
Total short-term securities (cost: $114,851,000)						114,851
Options purchased 0.49%

Options purchased*						12,028

Total options purchased (cost: $44,381,000)						12,028

Total investment securities 99.76% (cost: $2,113,120,000)						2,428,851
Other assets less liabilities 0.24%						5,765

Net assets 100.00%						$2,434,616
*Options purchased

Put
		Notional				Value at
Number of		amount	Exercise		Expiration	12/31/2020
Description	contracts	(000)	price		date	(000)

S&P 500 Index	460	$ 1,728	$2,025.00		3/19/2021	$122
S&P 500 Index	965	3,625	2,050.00		3/19/2021	251
S&P 500 Index	9,680	36,359	2,075.00		3/19/2021	2,759
S&P 500 Index	750	2,817	2,100.00		3/19/2021	225
S&P 500 Index	120	451	2,175.00		3/19/2021	41
S&P 500 Index	200	751	2,325.00		6/18/2021	312
S&P 500 Index	275	1,033	2,350.00		6/18/2021	483
S&P 500 Index	625	2,347	2,375.00		6/18/2021	1,147
S&P 500 Index	1,980	7,437	2,400.00		6/18/2021	3,514
S&P 500 Index	1,285	4,826	2,425.00		6/18/2021	2,397
S&P 500 Index	55	207	2,475.00		6/18/2021	113
S&P 500 Index	130	488	2,325.00		9/17/2021	367
S&P 500 Index	100	376	2,350.00		9/17/2021	297

						$12,028
Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount2	12/31/20203	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	1,167	March 2021	$116,700	$147,234	$341
S&P 500 E-mini Index Contracts	Long	601	March 2021	30	112,651	2,637

						$2,978

236American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2020	Additions	Reductions	gain	(depreciation)	12/31/2020	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 79.61%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$1,841,827	$536,730	$621,211	$8,083	$172,831	$1,938,260	$27,764	$46,619
Fixed income funds 14.94%
American Funds Insurance Series –
Bond Fund, Class 1	337,186	271,155	261,381	23,965	(7,213)	363,712	7,976	3,178

Total 94.55%				$32,048	$165,618	$2,301,972	$35,740	$49,797

1Rate represents the seven-day yield at 12/31/2020.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Insurance Series	237

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2020

Asset allocation funds 95.25%									Value
							Shares		(000)

American Funds Insurance Series – Asset Allocation Fund, Class 1							99,876,172		$2,646,718

Total asset allocation funds (cost: $2,242,813,000)									2,646,718
Short-term securities 4.82%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1							133,963,576		133,964
Total short-term securities (cost: $133,964,000)									133,964

Total investment securities 100.07% (cost: $2,376,777,000)									2,780,682
Other assets less liabilities (0.07)%									(1,911)

Net assets 100.00%									$2,778,771
Futures contracts

									Unrealized
					Notional		Value at		appreciation
		Number of				amount2	12/31/20203	at 12/31/2020
Contracts	Type	contracts		Expiration		(000)	(000)		(000)

5 Year U.S. Treasury Note Futures	Long	1,187		March 2021	$118,700		$149,757		$358
Investments in affiliates4
		Value of			Net	Net	Value of		Capital gain
		affiliate at			realized	unrealized	affiliate at	Dividend	distributions
		1/1/2020	Additions	Reductions	gain	appreciation	12/31/2020	income	received
		(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Asset allocation funds 95.25%
American Funds Insurance Series –
Asset Allocation Fund, Class 1		$2,704,731	$748,623	$1,032,662	$65,756	$160,270	$2,646,718	$46,786	$11,668

1Rate represents the seven-day yield at 12/31/2020.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

238American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2020				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$8,155,602	$5,335,230	$37,254,039	$10,135,728	$3,998,276
Affiliated issuers	125,696	60,433	1,623,691	523,844	224,497
Cash	50	3,005	210	41	2,018
Cash collateral received for securities on loan	2,031	7,971	756	1,553	1,558
Cash collateral pledged for futures contracts	—	—	—	—	85
Cash denominated in currencies other than U.S. dollars	2,207	97	3,164	2,778	304
Unrealized appreciation on open forward currency contracts	—	—	—	309	—
Receivables for:
Sales of investments	—	238	150,761	3,290	10,960
Sales of fund’s shares	1,566	2,116	16,007	1,802	37,379
Dividends and interest	10,576	1,569	18,278	9,735	3,890
Variation margin on futures contracts	—	—	—	—	8
Securities lending income	22	278	4	19	24
Other	494	—	81	141	1,813

	8,298,244	5,410,937	39,066,991	10,679,240	4,280,812

Liabilities:

Collateral for securities on loan

Unrealized depreciation on open forward currency contracts Payables for:

Purchases of investments Repurchases of fund’s shares Investment advisory services Insurance administrative fees Services provided by related parties Trustees’ deferred compensation Variation margin on futures contracts Non-U.S. taxes

Other

Net assets at December 31, 2020

Net assets consist of:

Capital paid in on shares of beneficial interest Total distributable earnings

Net assets at December 31, 2020

20,305	79,709	7,559	15,528	15,578
—	—	—	395	54
24	1,561	1,824	1,556	215
23,218	6,758	114,829	37,500	3,100
3,454	3,020	10,027	4,312	1,758
311	150	1,347	249	468
1,221	734	5,719	1,278	487
88	59	528	205	42
—	—	—	—	2
8,523	6,043	1,032	27,099	15,804
130	162	82	260	151

57,274	98,196	142,947	88,382	37,659

$8,240,970	$5,312,741	$38,924,044	$10,590,858	$4,243,153

$3,464,639	$2,848,920	$12,646,186	$7,030,548	$2,476,998
4,776,331	2,463,821	26,277,858	3,560,310	1,766,155

$8,240,970	$5,312,741	$38,924,044	$10,590,858	$4,243,153

Investment securities on loan, at value	$ 21,446	$ 77,648	$7,302	$83,899	$ 18,411
Investment securities, at cost
Unaffiliated issuers	3,818,393	3,019,323	16,290,045	6,395,222	2,355,089
Affiliated issuers	125,680	29,938	1,623,585	523,780	224,489
Cash denominated in currencies other than U.S. dollars, at cost	2,119	96	3,115	2,761	304

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Insurance Series	239
Statements of assets and liabilities at December 31, 2020 (continued)				(dollars in thousands)
	Blue Chip	Global		International
	Income and	Growth	Growth-	Growth	Capital
	Growth	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder

Assets:
Investment securities, at value:
Unaffiliated issuers	$9,398,174	$2,103,845	$37,608,591	$1,425,923	$1,047,478
Affiliated issuers	178,532	66,489	1,005,764	31,755	56,762
Cash	795	192	1,475	50	208
Cash collateral received for securities on loan	359	716	19,384	710	131
Cash denominated in currencies other than U.S. dollars	—	529	8,131	1,847	1,180
Unrealized appreciation on open forward currency contracts	—	—	—	—	34
Receivables for:
Sales of investments	—	12,647	1,628	824	40,739
Sales of fund’s shares	1,354	1,765	25,220	180	1,808
Dividends and interest	14,453	3,886	50,590	3,015	4,041
Variation margin on futures contracts	—	—	—	—	44
Variation margin on swap contracts	—	—	—	—	4
Securities lending income	5	6	268	1	3
Other	4	427	592	184	63

	9,593,676	2,190,502	38,721,643	1,464,489	1,152,495

Liabilities:

Collateral for securities on loan

Unrealized depreciation on open forward currency contracts Payables for:

Purchases of investments Repurchases of fund’s shares Investment advisory services Insurance administrative fees Services provided by related parties Trustees’ deferred compensation Variation margin on futures contracts Variation margin on swap contracts Non-U.S. taxes

Other

Net assets at December 31, 2020

Net assets consist of:

Capital paid in on shares of beneficial interest Total distributable earnings

Net assets at December 31, 2020

3,589	7,156	193,847	7,095	1,316
—	—	—	—	56
76	8	2,168	4	50,258
6,089	3,403	18,913	455	3,045
3,113	1,074	8,083	738	197
471	96	829	65	280
1,047	371	4,183	106	124
105	27	603	14	7
—	—	—	—	9
—	—	—	—	36
—	3,879	1,398	81	205
120	38	84	48	10

14,610	16,052	230,108	8,606	55,543

$9,579,066	$2,174,450	$38,491,535	$1,455,883	$1,096,952

$6,782,313	$1,372,114	$23,517,537	$1,145,069	$1,004,823
2,796,753	802,336	14,973,998	310,814	92,129

$9,579,066	$2,174,450	$38,491,535	$1,455,883	$1,096,952

Investment securities on loan, at value	$3,447	$6,890	$ 188,806	$6,820	$5,528
Investment securities, at cost
Unaffiliated issuers	6,564,106	1,352,326	23,117,506	1,039,465	892,022
Affiliated issuers	178,499	66,481	1,005,560	31,748	56,762
Cash denominated in currencies other than U.S. dollars, at cost	—	524	8,047	1,847	1,175

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

240American Funds Insurance Series

Statements of assets and liabilities at December 31, 2020 (continued)				(dollars in thousands)
				Capital
				World Bond	High-
	Asset	Global		Fund	Income
	Allocation	Balanced	Bond	(formerly Global	Bond
	Fund	Fund	Fund	Bond Fund)	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$28,437,125	$429,245	$11,032,012	$2,195,557	$821,972
Affiliated issuers	2,437,130	24,329	2,690,045	147,017	33,493
Cash	1,502	60	1,931	234	13
Cash collateral received for securities on loan	1,405	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	180
Cash collateral pledged for swap contracts	—	—	—	—	1,527
Cash denominated in currencies other than U.S. dollars	1,043	243	8	1,536	—*
Unrealized appreciation on open forward currency contracts	—	257	46	4,155	—
Receivables for:
Sales of investments	2,211,415	2,039	4,259,301	37,036	2,195
Sales of fund’s shares	18,047	120	16,175	2,630	10
Dividends and interest	82,937	1,399	56,775	18,981	12,591
Variation margin on futures contracts	854	—	1,067	60	—
Variation margin on swap contracts	—	2	3	4	—
Securities lending income	35	—	—	—	—
Unrealized appreciation on unfunded commitments	740	—	—	—	323
Other	317	60	208	457	4
	33,192,550	457,754	18,057,571	2,407,667	872,308
Liabilities:
Collateral for securities on loan	14,048	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	259	2,653	3,799	—
Payables for:
Purchases of investments	3,495,044	1,762	6,637,389	63,377	3,274
Repurchases of fund’s shares	6,458	154	3,405	217	789
Investment advisory services	6,508	250	3,453	841	355
Insurance administrative fees	3,028	63	426	35	39
Services provided by related parties	2,894	75	1,237	293	177
Trustees’ deferred compensation	326	4	137	29	41
Variation margin on futures contracts	716	4	1,143	114	14
Variation margin on swap contracts	66	—	295	18	39
Non-U.S. taxes	5,162	43	—	89	—
Other	649	8	14	110	1
	3,534,899	2,622	6,650,152	68,922	4,729
Net assets at December 31, 2020	$29,657,651	$455,132	$11,407,419	$2,338,745	$867,579
Net assets consist of:
Capital paid in on shares of beneficial interest	$20,079,887	$352,482	$10,340,097	$2,109,516	$1,110,844
Total distributable earnings (accumulated loss)	9,577,764	102,650	1,067,322	229,229	(243,265)
Net assets at December 31, 2020	$29,657,651	$455,132	$11,407,419	$2,338,745	$867,579
Investment securities on loan, at value	$13,741	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	19,781,571	328,521	10,403,219	2,023,861	806,030
Affiliated issuers	2,391,012	24,327	2,690,027	147,017	33,489
Cash denominated in currencies other than U.S. dollars, at cost	1,010	243	8	1,529	—*

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Insurance Series	241
Statements of assets and liabilities at December 31, 2020 (continued)				(dollars in thousands)
	American
	Funds		U.S.
	Mortgage		Government/	Managed	Managed
	Fund		AAA-Rated	Risk	Risk
	(formerly	Ultra-Short	Securities	Growth	International
	Mortgage Fund)	Bond Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$392,439	$372,357	$2,493,668	$ 27,316	$8,021
Affiliated issuers	—	—	—	537,481	161,216
Cash	388	98	231	—	—
Cash collateral pledged for futures contracts	—	—	—	139	42
Receivables for:
Sales of investments	179,573	—	1,028,854	706	854
Sales of fund’s shares	429	3,527	4,197	191	—
Dividends and interest	460	—	5,801	1	—*
Variation margin on futures contracts	4	—	648	11	3
Variation margin on swap contracts	—	—	160	—	—
Other	1	—	—	—	—
	573,294	375,982	3,533,559	565,845	170,136
Liabilities:
Payables for:
Purchases of investments	253,353	—	1,376,273	482	175
Repurchases of fund’s shares	123	11	946	427	241
Investment advisory services	65	102	641	47	14
Insurance administrative fees	23	25	174	328	101
Services provided by related parties	28	80	415	112	35
Trustees’ deferred compensation	3	15	54	3	1
Variation margin on futures contracts	29	—	613	—	—
Variation margin on swap contracts	51	—	785	—	—
Other	—	—	1	—	—
	253,675	233	1,379,902	1,399	567
Net assets at December 31, 2020	$319,619	$375,749	$2,153,657	$564,446	$169,569
Net assets consist of:
Capital paid in on shares of beneficial interest	$302,094	$375,759	$1,908,506	$386,634	$155,543
Total distributable earnings (accumulated loss)	17,525	(10)	245,151	177,812	14,026
Net assets at December 31, 2020	$319,619	$375,749	$2,153,657	$564,446	$169,569
Investment securities, at cost
Unaffiliated issuers	$387,738	$372,351	$2,448,888	$ 27,316	$8,021
Affiliated issuers	—	—	—	380,957	127,392

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

242American Funds Insurance Series
Statements of assets and liabilities at December 31, 2020 (continued)			(dollars in thousands)
	Managed	Managed	Managed
	Risk Blue	Risk	Risk
	Chip Income	Growth-	Asset
	and Growth	Income	Allocation
	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$ 17,540	$ 126,879	$133,964
Affiliated issuers	339,015	2,301,972	2,646,718
Cash collateral pledged for futures contracts	132	6,144	683
Receivables for:
Sales of investments	702	—	2,195
Sales of fund’s shares	2	16,998	149
Dividends and interest	—*	3	3
Variation margin on futures contracts	8	794	56

	357,399	2,452,790	2,783,768
Liabilities:

Payables for:
Purchases of investments	489	16,441	—
Repurchases of fund’s shares	226	6	2,460
Investment advisory services	30	202	234
Insurance administrative fees	218	1,449	1,697
Services provided by related parties	73	64	575
Trustees’ deferred compensation	3	12	31

	1,039	18,174	4,997

Net assets at December 31, 2020	$356,360	$2,434,616	$2,778,771

Net assets consist of:

Capital paid in on shares of beneficial interest Total (accumulated loss) distributable earnings

Net assets at December 31, 2020

$357,836	$2,054,184	$2,392,464
(1,476)	380,432	386,307

$356,360	$2,434,616	$2,778,771

Investment securities, at cost
Unaffiliated issuers	$ 17,540	$ 159,232	$ 133,964
Affiliated issuers	277,668	1,953,888	2,242,813

*Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series	243
Statements of assets and liabilities at December 31, 2020 (continued)			(dollars and shares in thousands, except per-share amounts)
			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,309,395	$2,390,834	$15,644,155	$5,652,007	$2,308,973
	Shares outstanding	80,401	73,257	130,131	239,107	73,091
	Net asset value per share	$41.16	$32.64	$120.22	$23.64	$31.59
Class 1A:	Net assets	$11,706	$1,226	$60,452	$9,847	$17,803
	Shares outstanding	285	38	505	418	566
	Net asset value per share	$41.02	$32.49	$119.59	$23.55	$31.43
Class 2:	Net assets	$4,386,644	$2,652,518	$20,593,851	$4,480,961	$1,108,860
	Shares outstanding	107,734	84,047	172,799	190,374	35,483
	Net asset value per share	$40.72	$31.56	$119.18	$23.54	$31.25
Class 3:	Net assets			$278,776	$24,720
	Shares outstanding	Not applicable	Not applicable	2,301	1,043	Not applicable
	Net asset value per share			$121.13	$23.69
Class 4:	Net assets	$533,225	$268,163	$2,346,810	$423,323	$807,517
	Shares outstanding	13,182	8,469	20,017	18,209	26,016
	Net asset value per share	$40.45	$31.67	$117.24	$23.25	$31.04
		Blue Chip	Global		International
		Income and	Growth	Growth-	Growth	Capital
		Growth	and Income	Income	and Income	Income
		Fund	Fund	Fund	Fund	Builder

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$5,684,371	$657,344	$22,902,591	$1,119,711	$620,828
	Shares outstanding	396,056	39,436	413,533	58,897	57,099
	Net asset value per share	$14.35	$16.67	$55.38	$19.01	$10.87
Class 1A:	Net assets	$24,659	$2,375	$15,908	$2,967	$6,465
	Shares outstanding	1,727	143	288	156	595
	Net asset value per share	$14.28	$16.62	$55.16	$18.97	$10.86
Class 2:	Net assets	$3,081,893	$1,348,612	$14,012,328	$221,049	$7,705
	Shares outstanding	217,731	81,086	256,372	11,666	709
	Net asset value per share	$14.15	$16.63	$54.66	$18.95	$10.87
Class 3:	Net assets			$153,750
	Shares outstanding	Not applicable	Not applicable	2,771	Not applicable	Not applicable
	Net asset value per share			$55.49
Class 4:	Net assets	$788,143	$166,119	$1,406,958	$112,156	$461,954
	Shares outstanding	56,038	10,162	26,061	5,961	42,571
	Net asset value per share	$14.06	$16.35	$53.99	$18.82	$10.85

See notes to financial statements.

244American Funds Insurance Series

Statements of assets and liabilities at December 31, 2020 (continued)			(dollars and shares in thousands, except per-share amounts)
					Capital
					World Bond	High-
		Asset	Global		Fund	Income
		Allocation	Balanced	Bond	(formerly Global	Bond
		Fund	Fund	Fund	Bond Fund)	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$19,237,782	$139,461	$6,844,251	$1,218,619	$122,902
	Shares outstanding	725,940	9,827	575,693	94,166	12,541
	Net asset value per share	$26.50	$14.19	$11.89	$12.94	$9.80
Class 1A:	Net assets	$14,543	$2,724	$9,495	$703	$997
	Shares outstanding	550	192	802	54	102
	Net asset value per share	$26.42	$14.16	$11.84	$12.91	$9.78
Class 2:	Net assets	$5,241,950	$207,779	$3,839,814	$1,058,224	$664,940
	Shares outstanding	200,022	14,669	327,353	82,417	69,210
	Net asset value per share	$26.21	$14.16	$11.73	$12.84	$9.61
Class 3:	Net assets	$32,685				$9,938
	Shares outstanding	1,232	Not applicable	Not applicable	Not applicable	1,010
	Net asset value per share	$26.53				$9.84
Class 4:	Net assets	$5,130,691	$105,168	$713,859	$61,199	$68,802
	Shares outstanding	196,868	7,501	61,047	4,815	6,530
	Net asset value per share	$26.06	$14.02	$11.69	$12.71	$10.54
		American
		Funds		U.S.
		Mortgage		Government/	Managed	Managed
		Fund		AAA-Rated	Risk	Risk
		(formerly	Ultra-Short	Securities	Growth	International
		Mortgage Fund)	Bond Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$223,554	$43,579	$428,683
	Shares outstanding	20,121	3,855	32,878	Not applicable	Not applicable
	Net asset value per share	$11.11	$11.31	$13.04
Class 1A:	Net assets	$1,161	$10	$3,585
	Shares outstanding	105	1	276	Not applicable	Not applicable
	Net asset value per share	$11.08	$11.31	$13.00
Class 2:	Net assets	$57,906	$287,757	$1,439,405
	Shares outstanding	5,222	26,184	111,630	Not applicable	Not applicable
	Net asset value per share	$11.09	$10.99	$12.89
Class 3:	Net assets		$4,301	$10,295
	Shares outstanding	Not applicable	387	788	Not applicable	Not applicable
	Net asset value per share		$11.12	$13.07
Class 4:	Net assets	$36,998	$40,102	$271,689
	Shares outstanding	3,371	3,618	21,091	Not applicable	Not applicable
	Net asset value per share	$10.97	$11.08	$12.88
Class P1:	Net assets				$10,705	$1,538
	Shares outstanding	Not applicable	Not applicable	Not applicable	621	139
	Net asset value per share				$17.25	$11.07
Class P2:	Net assets				$553,741	$168,031
	Shares outstanding	Not applicable	Not applicable	Not applicable	32,357	15,286
	Net asset value per share				$17.11	$10.99

See notes to financial statements.

American Funds Insurance Series	245
Statements of assets and liabilities at December 31, 2020 (continued)			(dollars and shares in thousands, except per-share amounts)
		Managed	Managed	Managed
		Risk Blue	Risk	Risk
		Chip Income	Growth-	Asset
		and Growth	Income	Allocation
		Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,525	$2,119,963	$5,317
	Shares outstanding	136	151,361	384
	Net asset value per share	$11.24	$14.01	$13.84
Class P2:	Net assets	$354,835	$314,653	$2,773,454
	Shares outstanding	31,732	22,583	206,250
	Net asset value per share	$11.18	$13.93	$13.45

See notes to financial statements.

246American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2020				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$78,231	$25,305	$243,220	$108,464	$ 35,320
Affiliated issuers	973	1,310	6,391	3,029	1,220
	79,204	26,615	249,611	111,493	36,540
Interest from unaffiliated issuers	18	3	2,485	4,177	6,645
Securities lending income (net of fees)	176	3,888	37	175	133
	79,398	30,506	252,133	115,845	43,318
Fees and expenses1:
Investment advisory services	35,225	30,652	98,281	45,293	24,693
Distribution services	10,622	6,084	47,087	10,718	3,931
Insurance administrative services	1,063	518	4,484	905	1,653
Transfer agent services	1	1	4	1	—2
Administrative services	2,068	1,324	9,318	2,752	1,062
Reports to shareholders	143	91	634	199	85
Registration statement and prospectus	44	75	231	94	31
Trustees’ compensation	36	23	162	47	18
Auditing and legal	67	85	75	83	116
Custodian	905	710	527	1,874	975
Other	5	72	16	7	58
Total fees and expenses before waivers/reimbursements	50,179	39,635	160,819	61,973	32,622
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	1	—	—	—	4,382
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	1	—	—	—	4,382
Total fees and expenses after waivers/reimbursements	50,178	39,635	160,819	61,973	28,240
Net investment income (loss)	29,220	(9,129)	91,314	53,872	15,078
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	460,355	114,077	5,288,250	41,340	134,422
Affiliated issuers	170	68	602	36	40
Futures contracts	—	—	—	—	140
Forward currency contracts	—	—	—	182	(245)
Currency transactions	(1,374)	(445)	176	(1,536)	(1,712)
	459,151	113,700	5,289,028	40,022	132,645
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,448,079	1,153,033	8,444,104	1,257,109	658,964
Affiliated issuers	(246)	26,897	(3)	(187)	(122)
Futures contracts	—	—	—	—	(10)
Forward currency contracts	—	—	—	45	(54)
Currency translations	113	(297)	77	45	(150)
	1,447,946	1,179,633	8,444,178	1,257,012	658,628
Net realized gain (loss) and unrealized appreciation
(depreciation)	1,907,097	1,293,333	13,733,206	1,297,034	791,273
Net increase (decrease) in net assets resulting from operations	$1,936,317	$1,284,204	$13,824,520	$1,350,906	$806,351

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	247
Statements of operations for the year ended December 31, 2020 (continued)				(dollars in thousands)
	Blue Chip	Global		International
	Income and	Growth	Growth-	Growth	Capital
	Growth	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$206,845	$ 38,168	$607,278	$ 30,125	$ 28,587
Affiliated issuers	2,015	578	12,925	543	436
	208,860	38,746	620,203	30,668	29,023
Interest from unaffiliated issuers	66	2,960	3,327	810	4,459
Securities lending income (net of fees)	5	34	620	13	39
	208,931	41,740	624,150	31,491	33,521
Fees and expenses1:
Investment advisory services	33,547	11,651	87,809	8,128	4,711
Distribution services	8,654	3,375	35,109	727	1,084
Insurance administrative services	1,660	348	3,054	239	1,083
Transfer agent services	1	—2	4	—2	—2
Administrative services	2,579	585	10,328	398	294
Reports to shareholders	137	32	761	15	10
Registration statement and prospectus	112	20	241	7	33
Trustees’ compensation	44	10	177	7	5
Auditing and legal	47	71	89	69	49
Custodian	120	413	571	395	91
Other	5	2	20	2	2
Total fees and expenses before waivers/reimbursements	46,906	16,507	138,163	9,987	7,362
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	1,735
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	—	1,735
Total fees and expenses after waivers/reimbursements	46,906	16,507	138,163	9,987	5,627
Net investment income (loss)	162,025	25,233	485,987	21,504	27,894
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(75,549)	51,131	377,029	(43,978)	(48,491)
Affiliated issuers	414	51	(18,361)	29	52
Futures contracts	—	—	—	—	3,606
Forward currency contracts	—	(521)	—	18	38
Swap contracts	—	—	—	—	2,686
Currency transactions	2	(974)	470	714	54
	(75,133)	49,687	359,138	(43,217)	(42,055)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	717,525	113,105	3,860,050	123,508	60,596
Affiliated issuers	3	(64)	(10,984)	(39)	(127)
Futures contracts	—	—	—	—	281
Forward currency contracts	—	137	—	12	(22)
Swap contracts	—	—	—	—	(108)
Currency translations	(6)	38	282	144	46
	717,522	113,216	3,849,348	123,625	60,666
Net realized gain (loss) and unrealized appreciation
(depreciation)	642,389	162,903	4,208,486	80,408	18,611
Net increase (decrease) in net assets resulting from operations	$804,414	$188,136	$4,694,473	$101,912	$ 46,505

See end of statements of operations for footnotes.

See notes to financial statements.

248American Funds Insurance Series

Statements of operations for the year ended December 31, 2020 (continued)				(dollars in thousands)
	Asset	Global		Capital	High-
	Allocation	Balanced	Bond	World Bond	Income
	Fund	Fund	Fund	Fund3	Bond Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$331,247	$ 5,802	$—	$—	$161
Affiliated issuers	16,268	103	5,601	477	227
	347,515	5,905	5,601	477	388
Interest from unaffiliated issuers	216,938	2,516	251,927	55,130	62,664
Securities lending income (net of fees)	690	—	—	—	—
	565,143	8,421	257,528	55,607	63,052
Fees and expenses1:
Investment advisory services	71,046	2,767	38,894	11,401	4,534
Distribution services	23,649	721	10,588	2,609	1,726
Insurance administrative services	11,402	239	1,504	131	140
Transfer agent services	3	—2	1	—2	—2
Administrative services	8,053	126	3,223	642	281
Reports to shareholders	481	5	227	35	22
Registration statement and prospectus	330	5	80	22	7
Trustees’ compensation	135	2	51	11	4
Auditing and legal	72	53	54	48	47
Custodian	753	76	147	389	16
Other	14	2	7	9	17
Total fees and expenses before waivers/reimbursements	115,938	3,996	54,776	15,297	6,794
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	1,458	—
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	1,458	—
Total fees and expenses after waivers/reimbursements	115,938	3,996	54,776	13,839	6,794
Net investment income (loss)	449,205	4,425	202,752	41,768	56,258
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	767,904	17,369	406,202	33,450	(55,642)
Affiliated issuers	14,845	3	885	35	73
Futures contracts	36,747	442	89,071	(180)	(166)
Forward currency contracts	—	801	(15,906)	16,206	—
Swap contracts	(10,831)	(123)	44	(2,905)	3,842
Currency transactions	(271)	(237)	(14)	(766)	6
	808,394	18,255	480,282	45,840	(51,887)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,914,198	18,521	308,933	114,258	18,771
Affiliated issuers	84,442	(5)	(92)	(168)	(129)
Futures contracts	2,190	19	10,886	958	(178)
Forward currency contracts	—	97	(1,417)	2,566	—
Swap contracts	4,608	23	(18,955)	(923)	857
Currency translations	190	28	132	301	2
	2,005,628	18,683	299,487	116,992	19,323
Net realized gain (loss) and unrealized appreciation
(depreciation)	2,814,022	36,938	779,769	162,832	(32,564)
Net increase (decrease) in net assets resulting from operations	$3,263,227	$41,363	$982,521	$204,600	$23,694

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	249
Statements of operations for the year ended December 31, 2020 (continued)				(dollars in thousands)
			U.S.
	American		Government/	Managed	Managed
	Funds		AAA-Rated	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund4	Bond Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—	$—	$—
Affiliated issuers	—	—	—	3,867	1,621
	—	—	—	3,867	1,621
Interest from unaffiliated issuers	3,819	1,927	34,038	56	26
	3,819	1,927	34,038	3,923	1,647
Fees and expenses1:
Investment advisory services	1,248	1,098	8,276	719	235
Distribution services	230	754	4,056	1,177	389
Insurance administrative services	90	85	587	1,198	392
Transfer agent services	—2	—2	—2	—2	—2
Administrative services	89	103	712	—	—
Accounting and administrative services	—	—	—	61	54
Reports to shareholders	4	6	83	6	4
Registration statement and prospectus	3	4	14	8	1
Trustees’ compensation	1	2	9	3	1
Auditing and legal	44	45	46	16	16
Custodian	24	1	37	11	11
Other	—2	—2	2	2	2
Total fees and expenses before waivers/reimbursements	1,733	2,098	13,822	3,201	1,105
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	360	—	—	240	79
Miscellaneous fee reimbursements	—	—	—	—	41
Total waivers/reimbursements of fees and expenses	360	—	—	240	120
Total fees and expenses after waivers/reimbursements	1,373	2,098	13,822	2,961	985
Net investment income (loss)	2,446	(171)	20,216	962	662
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	11,818	—	145,064	—	—
Affiliated issuers	—	—	—	53,335	(165)
Futures contracts	8,696	—	89,336	(35,338)	(14,051)
Swap contracts	(8,505)	—	(46,704)	—	—
Currency transactions	—	—	—	77	178
Capital gain distributions received from affiliated issuers	—	—	—	9,678	159
	12,009	—	187,696	27,752	(13,879)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	239	(1)	6,199	—	—
Affiliated issuers	—	—	—	110,528	19,015
Futures contracts	779	—	7,908	130	51
Swap contracts	4,046	—	47,782	—	—
	5,064	(1)	61,889	110,658	19,066
Net realized gain (loss) and unrealized appreciation
(depreciation)	17,073	(1)	249,585	138,410	5,187
Net increase (decrease) in net assets resulting from operations	$19,519	$(172)	$269,801	$139,372	$5,849

See end of statements of operations for footnotes.

See notes to financial statements.

250American Funds Insurance Series

Statements of operations for the year ended December 31, 2020 (continued)			(dollars in thousands)
	Managed	Managed	Managed
	Risk Blue	Risk	Risk
	Chip Income	Growth-	Asset
	and Growth	Income	Allocation
	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—
Affiliated issuers	6,214	35,740	46,786
	6,214	35,740	46,786
Interest from unaffiliated issuers	45	297	433
	6,259	36,037	47,219
Fees and expenses1:
Investment advisory services	518	3,378	4,028
Distribution services	861	718	6,703
Insurance administrative services	864	5,630	6,712
Transfer agent services	—2	—2	—2
Accounting and administrative services	58	100	102
Reports to shareholders	5	21	44
Registration statement and prospectus	3	14	11
Trustees’ compensation	2	11	13
Auditing and legal	16	18	19
Custodian	11	11	11
Other	2	3	3
Total fees and expenses before waivers/reimbursements	2,340	9,904	17,646
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	173	1,126	1,342
Miscellaneous fee reimbursements	—	—	—
Total waivers/reimbursements of fees and expenses	173	1,126	1,342
Total fees and expenses after waivers/reimbursements	2,167	8,778	16,304
Net investment income (loss)	4,092	27,259	30,915
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	—	(22,888)	—
Affiliated issuers	(35,988)	32,048	65,756
Futures contracts	(32,684)	(20,595)	(119,251)
Currency transactions	15	307	140
Capital gain distributions received from affiliated issuers	4,329	49,797	11,668
	(64,328)	38,669	(41,687)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	—	(22,232)	—
Affiliated issuers	56,886	165,618	160,270
Futures contracts	90	2,308	883
	56,976	145,694	161,153
Net realized gain (loss) and unrealized appreciation
(depreciation)	(7,352)	184,363	119,466
Net increase (decrease) in net assets resulting from operations	$(3,260)	$211,622	$150,381

1Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

2Amount less than one thousand.

3Formerly Global Bond Fund.

4Formerly Mortgage Fund.

See notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued)

Statements of changes in net assets					(dollars in thousands)
			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:

Net investment income (loss)	$29,220	$56,332	$(9,129)	$13,730	$91,314	$241,310
Net realized gain (loss)	459,151	193,918	113,700	251,270	5,289,028	745,536
Net unrealized appreciation (depreciation)	1,447,946	1,619,747	1,179,633	882,559	8,444,178	6,038,232
Net increase (decrease) in net assets resulting from
operations	1,936,317	1,869,997	1,284,204	1,147,559	13,824,520	7,025,078
Distributions paid to shareholders	(224,589)	(417,934)	(284,490)	(284,752)	(865,145)	(2,978,202)
Net capital share transactions	(271,205)	(153,769)	(307,246)	102,952	(2,504,990)	974,922
Total increase (decrease) in net assets	1,440,523	1,298,294	692,468	965,759	10,454,385	5,021,798
Net assets:
Beginning of year	6,800,447	5,502,153	4,620,273	3,654,514	28,469,659	23,447,861
End of year	$8,240,970	$6,800,447	$5,312,741	$4,620,273	$38,924,044	$28,469,659

					Blue Chip Income
	International Fund		New World Fund		and Growth Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:

Net investment income (loss)	$53,872	$136,307	$15,078	$34,732	$162,025	$189,701
Net realized gain (loss)	40,022	(127,992)	132,645	32,951	(75,133)	85,829
Net unrealized appreciation (depreciation)	1,257,012	1,988,427	658,628	791,400	717,522	1,423,960
Net increase (decrease) in net assets resulting from
operations	1,350,906	1,996,742	806,351	859,083	804,414	1,699,490
Distributions paid to shareholders	(71,715)	(394,620)	(43,949)	(164,192)	(265,213)	(878,225)
Net capital share transactions	(763,764)	(536,801)	(279,660)	54,641	(242,496)	429,824
Total increase (decrease) in net assets	515,427	1,065,321	482,742	749,532	296,705	1,251,089
Net assets:
Beginning of year	10,075,431	9,010,110	3,760,411	3,010,879	9,282,361	8,031,272
End of year	$10,590,858	$10,075,431	$4,243,153	$3,760,411	$9,579,066	$9,282,361

See notes to financial statements.

252American Funds Insurance Series

Statements of changes in net assets (continued)					(dollars in thousands)
	Global Growth				International Growth
	and Income Fund		Growth-Income Fund		and Income Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:

Net investment income (loss)	$25,233	$ 38,039	$485,987	$648,555	$21,504	$37,530
Net realized gain (loss)	49,687	51,837	359,138	902,476	(43,217)	(37,024)
Net unrealized appreciation (depreciation)	113,216	449,868	3,849,348	6,175,985	123,625	293,939
Net increase (decrease) in net assets resulting from
operations	188,136	539,744	4,694,473	7,727,016	101,912	294,445
Distributions paid to shareholders	(77,584)	(140,198)	(1,429,478)	(3,957,175)	(21,467)	(53,548)
Net capital share transactions	(74,585)	(76,937)	(799,726)	2,392,290	(124,648)	(78,069)
Total increase (decrease) in net assets	35,967	322,609	2,465,269	6,162,131	(44,203)	162,828
Net assets:
Beginning of year	2,138,483	1,815,874	36,026,266	29,864,135	1,500,086	1,337,258
End of year	$2,174,450	$2,138,483	$38,491,535	$36,026,266	$1,455,883	$1,500,086

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:

Net investment income (loss)	$27,894	$ 24,376	$449,205	$527,540	$4,425	$6,777
Net realized gain (loss)	(42,055)	(6,878)	808,394	20,909	18,255	9,826
Net unrealized appreciation (depreciation)	60,666	117,343	2,005,628	4,312,978	18,683	58,663
Net increase (decrease) in net assets resulting from
operations	46,505	134,841	3,263,227	4,861,427	41,363	75,266
Distributions paid to shareholders	(28,997)	(24,614)	(606,436)	(1,801,337)	(21,373)	(16,934)
Net capital share transactions	80,728	213,209	(418,795)	1,434,114	(1,808)	12,429
Total increase (decrease) in net assets	98,236	323,436	2,237,996	4,494,204	18,182	70,761
Net assets:
Beginning of year	998,716	675,280	27,419,655	22,925,451	436,950	366,189
End of year	$1,096,952	$998,716	$29,657,651	$27,419,655	$455,132	$436,950

See notes to financial statements.

American Funds Insurance Series	253
Statements of changes in net assets (continued)					(dollars in thousands)
			Capital World Bond Fund
	Bond Fund		(formerly Global Bond Fund)		High-Income Bond Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:

Net investment income (loss)	$202,752	$272,023	$41,768	$52,158	$56,258	$82,861
Net realized gain (loss)	480,282	243,332	45,840	21,665	(51,887)	(19,893)
Net unrealized appreciation (depreciation)	299,487	411,625	116,992	87,557	19,323	86,931
Net increase (decrease) in net assets resulting from
operations	982,521	926,980	204,600	161,380	23,694	149,899
Distributions paid to shareholders	(339,511)	(280,200)	(64,860)	(35,756)	(69,840)	(79,066)
Net capital share transactions	213,249	49,693	70,361	(84,997)	(352,568)	(8,439)
Total increase (decrease) in net assets	856,259	696,473	210,101	40,627	(398,714)	62,394
Net assets:
Beginning of year	10,551,160	9,854,687	2,128,644	2,088,017	1,266,293	1,203,899
End of year	$11,407,419	$10,551,160	$2,338,745	$2,128,644	$867,579	$1,266,293

	American Funds
	Mortgage Fund				U.S. Government/
	(formerly Mortgage Fund)		Ultra-Short Bond Fund		AAA-Rated Securities Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:

Net investment income (loss)	$2,446	$6,346	$(171)	$4,833	$20,216	$55,852
Net realized gain (loss)	12,009	9,940	—	(1)	187,696	122,154
Net unrealized appreciation (depreciation)	5,064	(1,209)	(1)	15	61,889	(22,336)
Net increase (decrease) in net assets resulting from
operations	19,519	15,077	(172)	4,847	269,801	155,670
Distributions paid to shareholders	(4,820)	(7,525)	(737)	(5,093)	(77,781)	(60,961)
Net capital share transactions	10,410	(4,217)	92,028	(21,528)	(934,697)	(67,678)
Total increase (decrease) in net assets	25,109	3,335	91,119	(21,774)	(742,677)	27,031
Net assets:
Beginning of year	294,510	291,175	284,630	306,404	2,896,334	2,869,303
End of year	$319,619	$294,510	$375,749	$284,630	$2,153,657	$2,896,334

See notes to financial statements.

254American Funds Insurance Series

Statements of changes in net assets (continued)					(dollars in thousands)
	Managed Risk		Managed Risk		Managed Risk Blue Chip
	Growth Fund		International Fund		Income and Growth Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:

Net investment income (loss)	$962	$2,886	$662	$1,940	$4,092	$5,680
Net realized gain (loss)	27,752	30,629	(13,879)	2,677	(64,328)	16,823
Net unrealized appreciation (depreciation)	110,658	43,736	19,066	21,114	56,976	23,125
Net increase (decrease) in net assets resulting from
operations	139,372	77,251	5,849	25,731	(3,260)	45,628
Distributions paid to shareholders	(25,274)	(30,222)	(3,247)	(7,796)	(16,900)	(23,415)
Net capital share transactions	10,698	49,348	1,198	(3,125)	11,085	6,553
Total increase (decrease) in net assets	124,796	96,377	3,800	14,810	(9,075)	28,766
Net assets:
Beginning of year	439,650	343,273	165,769	150,959	365,435	336,669
End of year	$564,446	$439,650	$169,569	$165,769	$356,360	$365,435

	Managed Risk		Managed Risk
	Growth-Income Fund		Asset Allocation Fund

	Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019
Operations:

Net investment income (loss)	$27,259	$35,433	$30,915	$40,653
Net realized gain (loss)	38,669	149,567	(41,687)	131,826
Net unrealized appreciation (depreciation)	145,694	180,419	161,153	271,610
Net increase (decrease) in net assets resulting from
operations	211,622	365,419	150,381	444,089
Distributions paid to shareholders	(160,767)	(32,440)	(146,678)	(177,811)
Net capital share transactions	114,037	44,643	(57,436)	23,729
Total increase (decrease) in net assets	164,892	377,622	(53,733)	290,007
Net assets:
Beginning of year	2,269,724	1,892,102	2,832,504	2,542,497
End of year	$2,434,616	$2,269,724	$2,778,771	$2,832,504

See notes to financial statements.

American Funds Insurance Series	255

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds ("the funds"), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund (formerly Global Bond Fund) — To provide, over the long term, a high level of total return consistent with prudent investment management.

256American Funds Insurance Series

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund (formerly Mortgage Fund) — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	257

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

258American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2020 (dollars in thousands):

American Funds Insurance Series	259

Global Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,529,558	$1,083,751	$—	$2,613,309
Consumer discretionary	888,809	797,513	—	1,686,322
Health care	703,000	232,172	—	935,172
Financials	360,183	447,703	—	807,886
Communication services	448,473	148,180	—	596,653
Consumer staples	232,624	267,945	—	500,569
Industrials	24,589	264,798	—	289,387
Materials	113,103	38,439	—	151,542
Energy	—	90,882	—	90,882
Real estate	—	33,356	—	33,356
Utilities	—	18,663	—	18,663
Preferred securities	—	238,600	—	238,600
Short-term securities	143,970	174,987	—	318,957

Total	$4,444,309	$3,836,989	$—	$8,281,298

Global Small Capitalization Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$869,090	$566,908	$—	$1,435,998
Health care	901,274	317,375	3	1,218,652
Consumer discretionary	449,210	327,676	2,409	779,295
Industrials	171,236	530,019	—	701,255
Financials	298,192	98,457	—	396,649
Materials	31,914	91,606	—	123,520
Real estate	72,261	37,896	—	110,157
Communication services	34,538	71,794	—	106,332
Consumer staples	79,614	19,249	—	98,863
Utilities	5,859	59,096	—	64,955
Energy	13,972	—	10,434	24,406
Preferred securities	19,092	—	77,191	96,283
Rights & warrants	—	1,580	—	1,580
Convertible stocks	—	—	13,854	13,854
Short-term securities	86,874	136,990	—	223,864

Total	$3,033,126	$2,258,646	$103,891	$5,395,663

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2020 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2020	Level 3*	Purchases	Sales	loss†	appreciation†	Level 3*	12/31/2020
Investment securities	$44,058	$914	$52,617	$(10,017)	$(4,877)	$21,196	$—	$103,891
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2020								$ 21,196

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

260American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	12/31/2020	techniques	inputs	(if applicable)	average*	input†
		Liquidation value	N/A	N/A	N/A	N/A

			Price/Cash flow multiple	8.8x	8.8x	Increase

Common stocks	$ 12,846	Market comparable	DLOM	25%	25%	Decrease
		companies	$ per one billion Btu	$2.25	$2.25	Increase

			MMTPA	10 MMTPA	10 MMTPA	Increase

		Transaction price	N/A	N/A	N/A	N/A

Preferred securities	77,191	Transaction price	N/A	N/A	N/A	N/A

Convertible stocks	13,854	Transaction price	N/A	N/A	N/A	N/A

	$103,891

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

MMTPA = Million metric tonnes per annum

Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$7,806,427	$988,629	$—	$8,795,056
Consumer discretionary	6,912,136	416,283	—	7,328,419
Communication services	7,012,728	—	—	7,012,728
Health care	4,816,461	77,537	59,453	4,953,451
Industrials	2,820,844	464,847	—	3,285,691
Financials	2,051,508	62,053	—	2,113,561
Consumer staples	1,046,415	205,883	—	1,252,298
Materials	1,167,722	33,980	—	1,201,702
Energy	644,723	—	—	644,723
Real estate	369,502	—	—	369,502
Utilities	190,565	25,624	—	216,189
Preferred securities	—	44,452	—	44,452
Convertible bonds & notes	—	—	29,464	29,464
Short-term securities	1,630,494	—	—	1,630,494

Total	$36,469,525	$2,319,288	$88,917	$38,877,730

American Funds Insurance Series	261
International Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 160,866	$1,645,671	$—	$ 1,806,537
Consumer discretionary	421,417	1,154,375	—	1,575,792
Health care	131,197	1,414,294	6	1,545,497
Industrials	95,045	1,127,312	—	1,222,357
Information technology	358,778	504,666	—	863,444
Communication services	98,771	715,574	—	814,345
Energy	98,446	562,531	—	660,977
Materials	375,154	181,706	—	556,860
Consumer staples	8,249	449,366	—	457,615
Utilities	—	347,713	—	347,713
Real estate	—	83,229	—	83,229
Preferred securities	70,086	56,376	—	126,462
Rights & warrants	236	41,615	—	41,851
Convertible bonds & notes	—	1,260	—	1,260
Bonds, notes & other debt instruments	—	17,814	—	17,814
Short-term securities	537,819	—	—	537,819

Total	$2,356,064	$8,303,502	$6	$10,659,572

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 309	$—	$ 309
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(395)	—	(395)

Total	$—	$ (86)	$—	$ (86)

*Forward currency contracts are not included in the investment portfolio.

New World Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$540,290	$265,260	$—	$805,550
Consumer discretionary	184,433	426,480	—	610,913
Health care	220,288	303,860	1	524,149
Financials	98,824	367,872	—	466,696
Communication services	242,323	108,859	—	351,182
Materials	126,066	126,416	—	252,482
Industrials	57,626	193,144	—	250,770
Consumer staples	32,600	209,655	—	242,255
Energy	55,068	104,845	—	159,913
Real estate	21,814	49,427	—	71,241
Utilities	8,127	61,070	—	69,197
Preferred securities	31,214	17,203	—*	48,417
Rights & warrants	37	11,204	—	11,241
Convertible bonds & notes	—	120	—	120
Bonds, notes & other debt instruments	—	120,130	—	120,130
Short-term securities	238,517	—	—	238,517

Total	$1,857,227	$2,365,545	$1	$4,222,773

262American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$3	$—	$—	$3
Liabilities:
Unrealized depreciation on futures contracts	(13)	—	—	(13)
Unrealized depreciation on open forward currency contracts	—	(54)	—	(54)

Total	$(10)	$(54)	$—	$(64)

*Amount less than one thousand.
†Futures contracts and forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$1,660,102	$—	$—	$1,660,102
Information technology	1,639,123	—	—	1,639,123
Industrials	1,299,142	—	—	1,299,142
Communication services	907,314	—	—	907,314
Energy	866,464	—	—	866,464
Consumer staples	782,008	—	—	782,008
Consumer discretionary	730,730	—	—	730,730
Financials	668,246	—	—	668,246
Utilities	327,959	—	—	327,959
Materials	246,839	—	—	246,839
Real estate	167,648	—	—	167,648
Rights & warrants	138	—	—	138
Convertible stocks	85,580	—	—	85,580
Convertible bonds & notes	—	13,651	—	13,651
Short-term securities	181,762	—	—	181,762

Total	$9,563,055	$13,651	$—	$9,576,706

Global Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$221,121	$181,276	$—	$402,397
Financials	141,374	202,553	—	343,927
Industrials	126,976	119,227	—	246,203
Health care	128,044	70,127	—	198,171
Consumer discretionary	85,765	111,886	—	197,651
Communication services	145,542	20,262	—	165,804
Utilities	27,113	104,117	—	131,230
Materials	42,123	83,017	—	125,140
Energy	39,179	61,420	—	100,599
Consumer staples	32,426	64,723	—	97,149
Real estate	28,798	25,958	—	54,756
Bonds, notes & other debt instruments	—	34,378	—	34,378
Short-term securities	72,929	—	—	72,929

Total	$1,091,390	$1,078,944	$—	$2,170,334

American Funds Insurance Series	263

Growth-Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$7,314,726	$372,663	$—	$7,687,389
Communication services	5,831,851	127,572	—	5,959,423
Health care	4,693,629	779,632	—	5,473,261
Financials	3,867,153	71,057	—	3,938,210
Industrials	3,235,391	420,599	—	3,655,990
Consumer discretionary	2,997,262	125,349	—	3,122,611
Consumer staples	1,207,072	739,995	—	1,947,067
Materials	1,780,708	100,975	—	1,881,683
Energy	1,316,148	1,473	—	1,317,621
Utilities	900,859	210,300	—	1,111,159
Real estate	983,845	—	—	983,845
Convertible stocks	311,050	—	—	311,050
Bonds, notes & other debt instruments	—	44,819	—	44,819
Short-term securities	1,180,227	—	—	1,180,227

Total	$35,619,921	$2,994,434	$—	$38,614,355

International Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$21,452	$238,557	$—	$260,009
Industrials	19,686	168,699	—	188,385
Communication services	38,634	137,544	—	176,178
Consumer discretionary	—	173,323	—	173,323
Health care	6,388	133,573	4	139,965
Materials	49,909	51,472	—	101,381
Consumer staples	11,591	86,293	—	97,884
Information technology	20,812	57,262	—	78,074
Utilities	—	75,755	—	75,755
Energy	14,453	26,884	—	41,337
Real estate	—	38,742	—	38,742
Preferred securities	24,328	—	—	24,328
Rights & warrants	—	15,297	—	15,297
Bonds, notes & other debt instruments	—	8,880	—	8,880
Short-term securities	38,140	—	—	38,140

Total	$245,393	$1,212,281	$4	$1,457,678

264American Funds Insurance Series

Capital Income Builder

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 82,959	$ 60,554	$—	$ 143,513
Information technology	78,576	21,313	—	99,889
Consumer staples	53,173	45,939	—	99,112
Health care	64,546	33,275	—	97,821
Utilities	35,050	55,511	—	90,561
Real estate	43,561	18,295	—	61,856
Communication services	29,639	26,431	—	56,070
Energy	40,675	9,228	—	49,903
Industrials	26,773	20,099	—	46,872
Materials	19,808	22,725	—	42,533
Consumer discretionary	6,747	6,761	—	13,508
Preferred securities	—	1,987	—	1,987
Rights & warrants	2	—	—	2
Convertible stocks	13,837	—	—	13,837
Convertible bonds & notes	—	784	—	784
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	100,873	—	100,873
Corporate bonds, notes & loans	—	65,564	—	65,564
Mortgage-backed obligations	—	55,671	—	55,671
Asset-backed obligations	—	3,801	—	3,801
Bonds & notes of governments & government agencies
outside the U.S.	—	1,465	—	1,465
Municipals	—	671	—	671
Short-term securities	57,947	—	—	57,947

Total	$553,293	$550,947	$—	$1,104,240

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 39	$ —	$—	$ 39
Unrealized appreciation on open forward currency contracts	—	34	—	34
Unrealized appreciation on interest rate swaps	—	569	—	569
Unrealized appreciation on credit default swaps	—	152	—	152
Liabilities:
Unrealized depreciation on futures contracts	(89)	—	—	(89)
Unrealized depreciation on open forward currency contracts	—	(56)	—	(56)

Total	$(50)	$699	$—	$649

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series	265

Asset Allocation Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 4,856,907	$33,828	$—	$ 4,890,735
Health care	3,027,835	132,799	13,074	3,173,708
Financials	2,855,589	215,356	482	3,071,427
Consumer discretionary	1,813,842	160,516	—	1,974,358
Consumer staples	1,182,011	393,999	—	1,576,010
Communication services	1,415,480	70,510	—	1,485,990
Industrials	1,133,507	126,186	10,677	1,270,370
Materials	842,103	93,530	—	935,633
Energy	430,949	21,035	843	452,827
Real estate	380,620	—	—	380,620
Utilities	54,107	242,361	—	296,468
Rights & warrants	—	—	—*	—*
Convertible stocks	102,652	45,378	—	148,030
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	3,849,701	4,079	3,853,780
U.S. Treasury bonds & notes	—	2,511,880	—	2,511,880
Mortgage-backed obligations	—	2,198,957	—	2,198,957
Asset-backed obligations	—	235,287	—	235,287
Bonds & notes of governments & government agencies
outside the U.S.	—	60,892	—	60,892
Federal agency bonds & notes	—	37,568	—	37,568
Municipals	—	33,381	—	33,381
Short-term securities	2,286,334	—	—	2,286,334

Total	$20,381,936	$10,463,164	$29,155	$30,874,255

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 1,610	$ —	$—	$ 1,610
Unrealized appreciation on interest rate swaps	—	796	—	796
Unrealized appreciation on credit default swaps	—	—*	—	—*
Liabilities:
Unrealized depreciation on futures contracts	(2,382)	—	—	(2,382)

Total	$ (772)	$796	$—	$ 24

*Amount less than one thousand.

†Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

266American Funds Insurance Series

Global Balanced Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 31,289	$ 35,492	$—	$ 66,781
Health care	23,553	16,623	—	40,176
Financials	17,316	15,833	—	33,149
Consumer staples	14,677	14,073	—	28,750
Consumer discretionary	12,713	11,275	—	23,988
Industrials	9,037	13,659	—	22,696
Communication services	6,435	6,573	—	13,008
Materials	3,927	9,077	—	13,004
Real estate	8,992	3,272	—	12,264
Energy	5,708	—	—	5,708
Utilities	852	3,696	—	4,548
Preferred securities	—	2,055	—	2,055
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies
outside the U.S.	—	67,135	—	67,135
U.S. Treasury bonds & notes	—	49,388	—	49,388
Corporate bonds, notes & loans	—	21,861	—	21,861
Mortgage-backed obligations	—	6,454	—	6,454
Municipals	—	186	—	186
Asset-backed obligations	—	95	—	95
Short-term securities	24,329	17,999	—	42,328

Total	$158,828	$294,746	$—	$453,574

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$3	$—	$—	$3
Unrealized appreciation on open forward currency contracts	—	257	—	257
Unrealized appreciation on interest rate swaps	—	21	—	21
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(259)	—	(259)
Unrealized depreciation on credit default swaps	—	—†	—	—†
Total	$3	$19	$—	$22

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
†Amount less than one thousand.

Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$3,792,833	$—	$3,792,833
Mortgage-backed obligations	—	3,617,725	—	3,617,725
U.S. Treasury bonds & notes	—	2,783,804	—	2,783,804
Bonds & notes of governments & government agencies
outside the U.S.	—	348,736	—	348,736
Asset-backed obligations	—	249,668	—	249,668
Municipals	—	226,267	—	226,267
Federal agency bonds & notes	—	12,979	—	12,979
Short-term securities	2,690,045	—	—	2,690,045

Total	$2,690,045	$11,032,012	$—	$13,722,057

American Funds Insurance Series	267
		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$7,631	$—	$—	$7,631
Unrealized appreciation on open forward currency contracts	—	46	—	46
Unrealized appreciation on interest rate swaps	—	3,456	—	3,456
Liabilities:
Unrealized depreciation on futures contracts	(824)	—	—	(824)
Unrealized depreciation on open forward currency contracts	—	(2,653)	—	(2,653)
Unrealized depreciation on interest rate swaps	—	(28,517)	—	(28,517)

Total	$6,807	$(27,668)	$—	$(20,861)

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital World Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$402,906	$—	$402,906
Japanese yen	—	217,032	—	217,032
Chinese yuan renminbi	—	141,006	—	141,006
British pounds	—	91,115	—	91,115
Danish kroner	—	59,710	—	59,710
Canadian dollars	—	48,258	—	48,258
Mexican pesos	—	46,716	—	46,716
Malaysian ringgits	—	41,973	—	41,973
Australian dollars	—	31,305	—	31,305
Russian rubles	—	27,059	—	27,059
Israeli shekels	—	25,426	—	25,426
South Korean won	—	20,892	—	20,892
Indonesian rupiah	—	15,694	—	15,694
Colombian pesos	—	15,007	—	15,007
Brazilian reais	—	11,023	—	11,023
New Zealand dollars	—	9,638	—	9,638
Thai baht	—	9,308	—	9,308
Chilean pesos	—	8,404	—	8,404
South African rand	—	7,886	—	7,886
Ukrainian hryvnia	—	7,322	—	7,322
Singapore dollars	—	6,354	—	6,354
Norwegian kroner	—	5,980	—	5,980
Peruvian nuevos soles	—	5,639	—	5,639
Indian rupees	—	3,829	—	3,829
Dominican pesos	—	2,938	—	2,938
Polish zloty	—	1,500	—	1,500
Romanian leu	—	1,361	—	1,361
U.S. dollars	—	924,718	—	924,718
Common stocks	574	—	1,319	1,893
Rights & warrants	—	—	—*	—*
Short-term securities	147,017	3,665	—	150,682

Total	$147,591	$2,193,664	$1,319	$2,342,574

268American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 308	$—	$—	$308
Unrealized appreciation on open forward currency contracts	—	4,155	—	4,155
Unrealized appreciation on credit default swaps	—	31	—	31
Liabilities:
Unrealized depreciation on futures contracts	(155)	—	—	(155)
Unrealized depreciation on open forward currency contracts	—	(3,799)	—	(3,799)
Unrealized depreciation on interest rate swaps	—	(64)	—	(64)
Unrealized depreciation on credit default swaps	—	(698)	—	(698)

Total	$ 153	$(375)	$—	$(222)

*Amount less than one thousand.
†Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

High-Income Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$770,665	$ 4,354	$775,019
Asset-backed obligations	—	97	—	97
Municipals	—	5	—	5
Convertible bonds & notes	—	5,210	65	5,275
Convertible stocks	2,844	494	—	3,338
Preferred securities	—	2,841	—	2,841
Common stocks	8,366	2,591	24,364	35,321
Rights & warrants	—	76	—1	76
Short-term securities	33,493	—	—	33,493

Total	$44,703	$781,979	$28,783	$855,465

		Other investments2
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$8	$ —	$—	$ 8
Unrealized appreciation on credit default swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(27)	—	—	(27)
Unrealized depreciation on credit default swaps	—	(728)	—	(728)

Total	$(19)	$(721)	$—	$(740)

1Amount less than one thousand.

2Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2020 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2020	Level 33	Purchases	Sales	loss4	appreciation4	Level 33	12/31/2020
Investment securities	$19,675	$5,892	$12,692	$(8,614)	$(4,424)	$8,405	$(4,843)	$28,783
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2020								$ 7,603

3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

4Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series	269

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	12/31/2020	techniques	inputs	(if applicable)	average1	input2
		Estimated recovery	Exchange terms	N/A	N/A	N/A

Bonds, notes & other			Vendor price	N/A	N/A	N/A
	$4,354	value
debt instruments			Par value	N/A	N/A	N/A

		Yield analysis	YTM risk premium	200 bps	200 bps	Decrease

Convertible bonds &	65	Transaction price	N/A	N/A	N/A	N/A
notes

			N/A	N/A	N/A	N/A

			Exchange terms	N/A	N/A	N/A

		Estimated recovery	Vendor price	N/A	N/A	N/A

			Risk discount	90%	90%	Decrease
		value

			Par value	N/A	N/A	N/A

			Adjustment based on market	20%	20%	Decrease
			decline

			EV/EBITDA multiple	7.5x	7.5x	Increase

		Market comparable	EV/EBITDA less CapEx multiple	10.2x - 23.0x	19.2x	Increase

			Discount to EV/EBITDA less
		companies		50%	50%	Decrease
Common stocks	24,364		CapEx multiple

			DLOM	17% - 22%	19%	Decrease

		Inputs to market	Weight ascribed to market	50%	N/A	N/A
		comparables and	comparables

		discounted cash	Weight ascribed to discounted	50%	N/A	N/A
		flow	cash flow

		Discounted cash	Proved reserves	$53.7 million	$53.7 million	Increase
		flow	Discount rate	9%	9%	Decrease

		Recent market	Quoted price	N/A	N/A	N/A
		information	DLOM	30%	30%	Decrease

		Transaction price	N/A	N/A	N/A	N/A

Rights & warrants	—3	Black-Scholes	Implied volatility	30%	30%	Increase

			Underlying share price	N/A	N/A	N/A

	$28,783

1Weighted average is by relative fair value.

2This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

3Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditure

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

270American Funds Insurance Series

American Funds Mortgage Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$219,567	$—	$219,567
U.S. Treasury bonds & notes	—	25,628	—	25,628
Asset-backed obligations	—	5,546	—	5,546
Federal agency bonds & notes	—	294	—	294
Short-term securities	—	141,404	—	141,404

Total	$—	$392,439	$—	$392,439

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 54	$—	$—	$ 54
Unrealized appreciation on interest rate swaps	—	1,218	—	1,218
Liabilities:
Unrealized depreciation on futures contracts	(21)	—	—	(21)
Unrealized depreciation on interest rate swaps	—	(4)	—	(4)

Total	$ 33	$1,214	$—	$1,247

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2020, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$ 756,975	$—	$ 756,975
U.S. Treasury bonds & notes	—	663,982	—	663,982
Federal agency bonds & notes	—	341,155	—	341,155
Short-term securities	—	731,556	—	731,556

Total	$—	$2,493,668	$—	$2,493,668

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 1,235	$—	$—	$ 1,235
Unrealized appreciation on interest rate swaps	—	34,726	—	34,726
Liabilities:
Unrealized depreciation on futures contracts	(1,275)	—	—	(1,275)
Unrealized depreciation on interest rate swaps	—	(7,246)	—	(7,246)

Total	$ (40)	$27,480	$—	$27,440

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	271

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding

272American Funds Insurance Series

taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may

American Funds Insurance Series	273

expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates

—i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

274American Funds Insurance Series

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

American Funds Insurance Series	275

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals

276American Funds Insurance Series

affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
				Value of

	Values of			investment
	securities		U.S. government	securities
Funds	loan	Cash	securities	purchased

Global Growth Fund	$ 21,446	$ 20,305	$ 1,985	$ 18,274
Global Small Capitalization Fund	77,648	79,709	66	71,738
Growth Fund	7,302	7,559	—	6,803
International Fund	83,899	15,528	72,363	13,975
New World Fund	18,411	15,578	3,469	14,020
Blue Chip Income and Growth Fund	3,447	3,589	—	3,230
Global Growth and Income Fund	6,890	7,156	—*	6,440
Growth-Income Fund	188,806	193,847	—	174,463
International Growth and Income Fund	6,820	7,095	14	6,385
Capital Income Builder	5,528	1,316	4,462	1,185
Asset Allocation Fund	13,741	14,048	—	12,643

*Amount less than one thousand.

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage- backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund and High-Income Bond Fund have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2020, the maximum exposure from these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $3,543,000 and $1,481,000, respectively, which would represent 0.01% and 0.17%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $740,000 and $323,000, respectively, which is disclosed as a receivable for unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in each fund’s statement of operations.

American Funds Insurance Series	277

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

278American Funds Insurance Series

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

American Funds Insurance Series	279

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options		Forward	Interest	Credit
	contracts	Futures	currency	rate	default
	purchased	contracts	contracts	swaps	swaps

International Fund	Not applicable	Not applicable	$ 41,887	Not applicable	Not applicable
New World Fund	Not applicable	$1,829	5,742	Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	6,973*	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	3,200*	Not applicable	Not applicable
Capital Income Builder	Not applicable	71,475	965	$ 112,369	$ 3,389
Asset Allocation Fund	Not applicable	1,175,025	Not applicable	227,086	46,073
Global Balanced Fund	Not applicable	4,858	30,295	7,507	3,800
Bond Fund	Not applicable	3,685,113	491,051	823,870	173,850*
Capital World Bond Fund	Not applicable	139,493	657,769	121,529	80,050
High-Income Bond Fund	Not applicable	10,600	Not applicable	Not applicable	31,310
Mortgage Fund	Not applicable	88,917	Not applicable	268,075	Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	1,922,908	Not applicable	3,696,916	Not applicable
Managed Risk Growth Fund	Not applicable	178,037	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	716,661	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	119,174	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	$36,373	741,450	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	735,724	Not applicable	Not applicable	Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2020 (dollars in thousands):

International Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open	$309	Unrealized depreciation on open	$395
		forward currency contracts		forward currency contracts
		Net realized gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized gain on forward	$182	Net unrealized appreciation on	$45
		currency contracts		forward currency contracts
New World Fund
		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$3	Unrealized depreciation1	$13
Forward currency	Currency	Unrealized appreciation on open	—	Unrealized depreciation on open	54
		forward currency contracts		forward currency contracts

			$3		$67

See end of tables for footnotes.

280American Funds Insurance Series

		Net realized gain (loss)		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 140	Net unrealized depreciation on	$(10)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(245)	Net unrealized depreciation on	(54)
		currency contracts		forward currency contracts

			$(105)		$(64)

Global Growth and Income Fund

		Net realized loss		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized loss on forward	$(521)	Net unrealized appreciation on	$137
		currency contracts		forward currency contracts

International Growth and Income Fund

		Net realized gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized gain on forward	$18	Net unrealized appreciation on	$12
		currency contracts		forward currency contracts

Capital Income Builder

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 39	Unrealized depreciation1	$ 89
Forward currency	Currency	Unrealized appreciation on open	34	Unrealized depreciation on open	56
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	569	Unrealized depreciation1	—
Swap	Credit	Unrealized appreciation1	152	Unrealized depreciation1	—
			$794		$145

		Net realized gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$3,606	Net unrealized appreciation on	$ 281
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward
currency contracts
38	Net unrealized depreciation on	(22)
forward currency contracts
Swap	Interest	Net realized gain on swap	2,280	Net unrealized depreciation on	(260)
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	406	Net unrealized appreciation on	152
		contracts		swap contracts

			$6,330		$ 151

See end of tables for footnotes.

American Funds Insurance Series	281

Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$1,610	Unrealized depreciation1	$2,382
Swap	Interest	Unrealized appreciation1	796	Unrealized depreciation1	—
Swap	Credit	Unrealized appreciation1	—2	Unrealized depreciation1	—

			$2,406		$2,382
		Net realized gain (loss)		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 36,747	Net unrealized appreciation on	$2,190
		contracts		futures contracts
Swap	Interest	Net realized loss on swap	(13,556)	Net unrealized appreciation on	4,608
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	2,725	Net unrealized appreciation on	—2
		contracts		swap contracts

			$ 25,916		$6,798
Global Balanced Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$3	Unrealized depreciation1	$—
Forward currency	Currency	Unrealized appreciation on open	257	Unrealized depreciation on open	259
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	21	Unrealized depreciation1	—
Swap	Credit	Unrealized appreciation1	—	Unrealized depreciation1	—2

			$281		$259

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$442	Net unrealized appreciation on	$19
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	801	Net unrealized appreciation on	97
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(126)	Net unrealized appreciation on	23
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	3	Net unrealized depreciation on	—2
		contracts		swap contracts

			$1,120		$139

See end of tables for footnotes.

282American Funds Insurance Series

Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$7,631	Unrealized depreciation1	$824
Forward currency	Currency	Unrealized appreciation on open	46	Unrealized depreciation on open	2,653
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	3,456	Unrealized depreciation1	28,517
			$11,133		$31,994

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 89,071	Net unrealized appreciation on	$ 10,886
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(15,906)	Net unrealized depreciation on	(1,417)
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(22,499)	Net unrealized depreciation on	(18,955)
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	22,543	Net unrealized appreciation on	—
		contracts		swap contracts

			$ 73,209		$(9,486)
Capital World Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$308	Unrealized depreciation1	$ 155
Forward currency	Currency	Unrealized appreciation on open	4,155	Unrealized depreciation on open	3,799
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	—	Unrealized depreciation1	64
Swap	Credit	Unrealized appreciation1	31	Unrealized depreciation1	698
			$4,494		$4,716

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(180)	Net unrealized appreciation on	$958
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	16,206	Net unrealized appreciation on	2,566
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(2,548)	Net unrealized appreciation on	475
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(357)	Net unrealized depreciation on	(1,398)
		contracts		swap contracts

			$13,121		$ 2,601

See end of tables for footnotes.

American Funds Insurance Series	283

High-Income Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 8	Unrealized depreciation1	$ 27
Swap	Credit	Unrealized appreciation1	7	Unrealized depreciation1	728
			$15		$755

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(166)	Net unrealized depreciation on	$(178)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	1	Net unrealized appreciation on	—
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	3,841	Net unrealized appreciation on	857
		contracts		swap contracts

			$3,676		$ 679
American Funds Mortgage Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$54	Unrealized depreciation1	$21
Swap	Interest	Unrealized appreciation1	1,218	Unrealized depreciation1	4
			$1,272		$25
		Net realized gain (loss)		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 8,696	Net unrealized appreciation on	$ 779
		contracts		futures contracts
Swap	Interest	Net realized loss on swap	(8,505)	Net unrealized appreciation on	4,046
		contracts		swap contracts

			$191		$4,825
U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$1,235	Unrealized depreciation1	$1,275
Swap	Interest	Unrealized appreciation1	34,726	Unrealized depreciation1	7,246
			$35,961		$8,521

See end of tables for footnotes.

284American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 89,336	Net unrealized appreciation on	$7,908
		contracts		futures contracts
Swap	Interest	Net realized loss on swap	(46,704)	Net unrealized appreciation on	47,782
		contracts		swap contracts

			$ 42,632		$55,690

Managed Risk Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$69	Unrealized depreciation1	$—
		Net realized (loss) gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Currency	Net realized loss on futures	$(323)	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(40,633)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	5,618	Net unrealized appreciation on	130
		contracts		futures contracts

			$(35,338)		$130
Managed Risk International Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$21	Unrealized depreciation1	$—
		Net realized (loss) gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Currency	Net realized loss on futures	$(689)	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(14,445)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	1,083	Net unrealized appreciation on	51
		contracts		futures contracts

			$(14,051)		$51

See end of tables for footnotes.

American Funds Insurance Series	285
Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$38	Unrealized depreciation1	$—
		Net realized (loss) gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Currency	Net realized loss on futures	$ (112)	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(36,178)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	3,606	Net unrealized appreciation on	90
		contracts		futures contracts

			$(32,684)		$90
Managed Risk Growth-Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$12,028	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	2,637	Unrealized depreciation1	—
Futures	Interest	Unrealized appreciation1	341	Unrealized depreciation1	—
			$15,006		$—
		Net realized (loss) gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on options	$(22,888)	Net unrealized appreciation on	$—
		purchased contracts4		options purchased contracts5
Futures	Currency	Net realized loss on futures
contracts
(563)	Net unrealized appreciation on	—
futures contracts
Futures	Equity	Net realized loss on futures	(44,738)	Net unrealized appreciation on	1,592
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	24,706	Net unrealized appreciation on	716
		contracts		futures contracts

			$(43,483)		$2,308

See end of tables for footnotes.

286American Funds Insurance Series

Managed Risk Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$358	Unrealized depreciation1	$—
		Net realized (loss) gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Currency	Net realized loss on futures	$(82)	Net unrealized appreciation on	$ —
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(141,847)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	22,678	Net unrealized appreciation on	883
		contracts		futures contracts

			$(119,251)		$883

1Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

2Amount less than one thousand.

3Includes options purchased as reported in the fund’s investment portfolio.

4Options purchased are included in net realized gain (loss) on investments in unaffiliated issuers.

5Options purchased are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers.

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter- party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2020, if close-out netting was exercised (dollars in thousands):

American Funds Insurance Series	287

International Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Citibank	$309	$(309)	$—	$—	$ —
Liabilities:
Citibank	$395	$(309)	$—	$—	$86

New World Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Liabilities:
Bank of New York Mellon	$54	$—	$—	$—	$54

Capital Income Builder

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of New York Mellon	$29	$(4)	$—	$—	$25
Goldman Sachs	4	—	—	—	4
HSBC Bank	1	—	—	—	1

Total	$34	$(4)	$—	$—	$30
Liabilities:

Bank of New York Mellon	$ 4	$(4)	$—	$—	$ —
Standard Chartered Bank	52	—	—	—	52

Total	$56	$(4)	$—	$—	$52

See end of tables for footnote.

288American Funds Insurance Series

Global Balanced Fund

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
			subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of New York Mellon	$14	$—	$—	$—	$14
Barclays Bank PLC	21	(1)	—	—	20
Citibank	61	(61)	—	—	—
Goldman Sachs	44	(14)	—	—	30
HSBC Bank	38	(19)	—	—	19
JPMorgan Chase	12	(11)	—	—	1
Morgan Stanley	54	(48)	—	—	6
Standard Chartered Bank	11	(11)	—	—	—
UBS AG	2	—	—	—	2

Total	$257	$(165)	$—	$—	$92
Liabilities:

Bank of America	$21	$—	$—	$—	$21
Barclays Bank PLC	1	(1)	—	—	—
Citibank	115	(61)	—	—	54
Goldman Sachs	14	(14)	—	—	—
HSBC Bank	19	(19)	—	—	—
JPMorgan Chase	11	(11)	—	—	—
Morgan Stanley	48	(48)	—	—	—
Standard Chartered Bank	30	(11)	—	—	19

Total	$259	$(165)	$—	$—	$94

Bond Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Morgan Stanley	$46	$—	$—	$(46)	$—
Liabilities:
Bank of New York Mellon	$877	$—	$(877)	$—	$—
HSBC Bank	1,714	—	(1,714)	—	—
UBS AG	62	—	—	—	62

Total	$2,653	$—	$(2,591)	$—	$62

See end of tables for footnote.

American Funds Insurance Series	289

Capital World Bond Fund

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
			subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$439	$(439)	$—	$—	$—
Bank of New York Mellon	109	(2)	—	—	107
Citibank	281	(281)	—	—	—
Goldman Sachs	1,536	(359)	—	(1,110)	67
HSBC Bank	319	(97)	(108)	—	114
JPMorgan Chase	924	—	(924)	—	—
Standard Chartered Bank	202	(8)	(194)	—	—
UBS AG	345	(345)	—	—	—

Total	$4,155	$(1,531)	$(1,226)	$(1,110)	$288
Liabilities:

Bank of America	$551	$(439)	$(63)	$—	$49
Bank of New York Mellon	2	(2)	—	—	—
Citibank	1,691	(281)	(1,312)	—	98
Goldman Sachs	359	(359)	—	—	—
HSBC Bank	97	(97)	—	—	—
Morgan Stanley	560	—	(466)	—	94
Standard Chartered Bank	8	(8)	—	—	—
UBS AG	531	(345)	—	—	186

Total	$3,799	$(1,531)	$(1,841)	$—	$427

*Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

290American Funds Insurance Series

Additional tax basis disclosures for each fund as of December 31, 2020, were as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed ordinary income	$23,610	$—	$276,979	$4,878	$10,741	$38,218
Undistributed long-term capital gains	445,512	123,145	5,068,501	—	143,589	—
Capital loss carryforward*	—	—	—	(136,440)	—	(63,496)
Capital loss carryforward utilized	—	—	—	13,382	—	—
Gross unrealized appreciation on
investments	4,449,917	2,433,892	21,167,676	4,059,818	1,659,058	3,361,319
Gross unrealized depreciation on
investments	(135,394)	(86,045)	(234,902)	(340,845)	(33,325)	(539,186)
Net unrealized appreciation (depreciation)
on investments	4,314,523	2,347,847	20,932,774	3,718,973	1,625,733	2,822,133
Cost of investments	3,966,775	3,047,816	17,944,956	6,940,513	2,596,976	6,754,573
Reclassification from (to) total distributable
earnings/accumulated loss to (from)
capital paid in on shares of beneficial
interest	—	(13,829)	6	—	(1)	—
	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

Undistributed ordinary income	$4,517	$161,308	$5,778	$3,530	$248,732	$646
Undistributed long-term capital gains	51,479	403,490	—	—	899,471	1,975
Capital loss carryforward*	—	—	(76,870)	(62,945)	—	—
Gross unrealized appreciation on
investments	784,941	15,269,066	428,729	168,138	8,710,090	103,417
Gross unrealized depreciation on
investments	(35,268)	(859,941)	(46,994)	(16,334)	(257,151)	(3,408)
Net unrealized appreciation (depreciation)
on investments	749,673	14,409,125	381,735	151,804	8,452,939	100,009
Cost of investments	1,420,661	24,205,230	1,075,943	952,928	22,421,338	353,494
Reclassification from (to) total distributable
earnings/accumulated loss to (from)
capital paid in on shares of beneficial
interest	—	(822)	(1)	1	18	2

See end of tables for footnote.

American Funds Insurance Series	291
						U.S.
		Capital	High-	American		Government/
		World	Income	Funds	Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed ordinary income	$293,413	$42,838	$6,554	$7,215	$—	$ 133,505
Undistributed long-term capital gains	218,389	21,745	—	4,438	—	51,890
Capital loss carryforward*	—	—	(247,718)	—	(1)	—
Gross unrealized appreciation on
investments	648,591	188,721	54,124	6,536	8	88,168
Gross unrealized depreciation on
investments	(47,722)	(20,385)	(55,153)	(625)	(2)	(16,204)
Net unrealized appreciation (depreciation)
on investments	600,869	168,336	(1,029)	5,911	6	71,964
Cost of investments	13,100,327	2,172,394	857,316	387,737	372,351	2,449,196
Reclassification from (to) total distributable
earnings/accumulated loss to (from)
capital paid in on shares of beneficial
interest	1	—	7,377	—	(172)	—
			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Undistributed ordinary income	$1,371	$929	$4,349	$25,029	$31,041
Undistributed long-term capital gains	24,118	—	—	33,730	—
Capital loss carryforward*	—	(11,769)	(22,483)	—	(31,551)
Gross unrealized appreciation on
investments	156,525	33,827	62,066	380,437	403,906
Gross unrealized depreciation on
investments	(4,202)	(8,961)	(45,409)	(58,764)	(17,089)
Net unrealized appreciation (depreciation)
on investments	152,323	24,866	16,657	321,673	386,817
Cost of investments	412,543	144,392	339,936	2,110,156	2,394,223

*Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$16,383	$ 73,033	$89,416	$31,022	$121,251	$152,273
Class 1A	29	205	234	82	367	449
Class 2	13,463	109,286	122,749	40,119	204,481	244,600
Class 4	653	11,537	12,190	3,204	17,408	20,612

Total	$30,528	$194,061	$224,589	$74,427	$343,507	$417,934

See end of tables for footnote.

292American Funds Insurance Series

Global Small Capitalization Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 5,414	$120,074	$125,488
Class 1A	2	42	44
Class 2	5,373	140,495	145,868
Class 4	408	12,682	13,090

Total	$11,197	$273,293	$284,490

Growth Fund

		Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$68,600	$285,315	$353,915
Class 1A	141	547	688
Class 2	53,722	404,657	458,379
Class 3	860	5,433	6,293
Class 4	3,629	42,241	45,870

Total	$126,952	$738,193	$865,145

International Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$44,223	$—	$44,223
Class 1A	56	—	56
Class 2	25,688	—	25,688
Class 3	157	—	157
Class 4	1,591	—	1,591

Total	$71,715	$—	$71,715

New World Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$16,847	$ 8,752	$25,599
Class 1A	48	26	74
Class 2	6,570	4,233	10,803
Class 4	4,454	3,019	7,473

Total	$27,919	$16,030	$43,949

See end of tables for footnote.

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$28,009	$ 97,912	$125,921
6	23	29
28,406	119,280	147,686
1,932	9,184	11,116

$58,353	$226,399	$284,752

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$150,838	$ 964,757	$1,115,595
193	1,290	1,483
192,058	1,500,212	1,692,270
2,713	20,442	23,155
14,770	130,929	145,699

$360,572	$2,617,630	$2,978,202

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 85,943	$130,060	$216,003
95	141	236
59,246	104,778	164,024
354	637	991
4,496	8,870	13,366

$150,134	$244,486	$394,620

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$23,315	$ 71,500	$ 94,815
39	132	171
8,693	34,958	43,651
4,452	21,103	25,555

$36,499	$127,693	$164,192

American Funds Insurance Series	293

Blue Chip Income and Growth Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$100,756	$ 61,517	$162,273
Class 1A	350	134	484
Class 2	48,936	34,662	83,598
Class 4	10,866	7,992	18,858

Total	$160,908	$104,305	$265,213

Global Growth and Income Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 8,987	$15,679	$24,666
Class 1A	28	53	81
Class 2	15,537	32,112	47,649
Class 4	1,576	3,612	5,188

Total	$26,128	$51,456	$77,584

Growth-Income Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$381,174	$482,142	$863,316
Class 1A	211	265	476
Class 2	207,651	305,445	513,096
Class 3	2,378	3,413	5,791
Class 4	17,727	29,072	46,799

Total	$609,141	$820,337	$1,429,478

International Growth and Income Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$17,264	$—	$17,264
Class 1A	38	—	38
Class 2	2,910	—	2,910
Class 4	1,255	—	1,255

Total	$21,467	$—	$21,467

See end of tables for footnote.

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$118,657	$410,713	$529,370
163	435	598
60,118	238,793	298,911
10,646	38,700	49,346

$189,584	$688,641	$878,225

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$12,475	$ 27,971	$ 40,446
33	66	99
24,591	66,794	91,385
2,298	5,970	8,268

$39,397	$100,801	$140,198

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$455,391	$1,825,184	$2,280,575
206	825	1,031
272,097	1,260,360	1,532,457
3,204	14,500	17,704
21,474	103,934	125,408

$752,372	$3,204,803	$3,957,175

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$41,626	$—	$41,626
84	—	84
8,726	—	8,726
3,112	—	3,112

$53,548	$—	$53,548

294American Funds Insurance Series

Capital Income Builder

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$17,286	$—	$17,286
Class 1A	161	—	161
Class 2	181	—	181
Class 4	11,369	—	11,369

Total	$28,997	$—	$28,997

Asset Allocation Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$333,238	$ 79,610	$412,848
Class 1A	213	51	264
Class 2	80,906	22,747	103,653
Class 3	520	141	661
Class 4	67,789	21,221	89,010

Total	$482,666	$123,770	$606,436

Global Balanced Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$1,746	$ 5,085	$6,831
Class 1A	29	99	128
Class 2	2,128	7,631	9,759
Class 4	844	3,811	4,655

Total	$4,747	$16,626	$21,373

Bond Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$185,412	$25,238	$210,650
Class 1A	224	31	255
Class 2	96,166	14,478	110,644
Class 4	15,659	2,303	17,962

Total	$297,461	$42,050	$339,511

See end of tables for footnote.

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$13,476	$—	$13,476
126	—	126
137	—	137
10,875	—	10,875

$24,614	$—	$24,614

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$356,589	$ 816,841	$1,173,430
189	416	605
94,178	253,101	347,279
608	1,581	2,189
71,682	206,152	277,834

$523,246	$1,278,091	$1,801,337

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$1,912	$ 3,479	$ 5,391
28	61	89
2,521	5,487	8,008
954	2,492	3,446

$5,415	$11,519	$16,934

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$177,855	$—	$177,855
165	—	165
90,796	—	90,796
11,384	—	11,384

$280,200	$—	$280,200

American Funds Insurance Series	295

Capital World Bond Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$30,575	$4,335	$34,910
Class 1A	16	3	19
Class 2	24,602	3,871	28,473
Class 4	1,252	206	1,458

Total	$56,445	$8,415	$64,860

High-Income Bond Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$10,071	$—	$10,071
Class 1A	78	—	78
Class 2	54,086	—	54,086
Class 3	799	—	799
Class 4	4,806	—	4,806

Total	$69,840	$—	$69,840

American Funds Mortgage Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$3,288	$263	$3,551
Class 1A	13	1	14
Class 2	722	75	797
Class 4	406	52	458

Total	$4,429	$391	$4,820

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$19,173	$—	$19,173
7	—	7
15,927	—	15,927
649	—	649

$35,756	$—	$35,756

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$33,304	$—	$33,304
45	—	45
41,753	—	41,753
611	—	611
3,353	—	3,353

$79,066	$—	$79,066

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$5,573	$—	$5,573
12	—	12
1,355	—	1,355
585	—	585

$7,525	$—	$7,525

Ultra-Short Bond Fund

	Year ended December 31, 2020			Year ended December 31, 2019

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$104	$—	$104	$604	$—	$604
Class 1A	—*	—	—*	—*	—	—*
Class 2	558	—	558	4,088	—	4,088
Class 3	8	—	8	59	—	59
Class 4	67	—	67	342	—	342

Total	$737	$—	$737	$5,093	$—	$5,093

See end of tables for footnote.

296American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$12,901	$ 3,231	$16,132
Class 1A	107	29	136
Class 2	40,852	11,067	51,919
Class 3	318	89	407
Class 4	7,195	1,992	9,187

Total	$61,373	$16,408	$77,781

Managed Risk Growth Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$64	$374	$438
Class P2	3,441	21,395	24,836

Total	$3,505	$21,769	$25,274

Managed Risk International Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$21	$10	$31
Class P2	1,913	1,303	3,216

Total	$1,934	$1,313	$3,247

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$29	$37	$66
Class P2	6,006	10,828	16,834

Total	$6,035	$10,865	$16,900

Managed Risk Growth-Income Fund

	Year ended December 31, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$37,519	$103,175	$140,694
Class P2	4,874	15,199	20,073

Total	$42,393	$118,374	$160,767

See end of tables for footnote.

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$31,700	$—	$31,700
50	—	50
26,790	—	26,790
180	—	180
2,241	—	2,241

$60,961	$—	$60,961

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$61	$256	$317
3,581	26,324	29,905

$3,642	$26,580	$30,222

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$11	$16	$27
2,974	4,795	7,769

$2,985	$4,811	$7,796

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$13	$40	$53
5,566	17,796	23,362

$5,579	$17,836	$23,415

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$14,564	$14,505	$29,069
1,352	2,019	3,371

$15,916	$16,524	$32,440

American Funds Insurance Series	297

Managed Risk Asset Allocation Fund

	Year ended December 31, 2020			Year ended December 31, 2019

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class P1	$58	$146	$204	$5	$65	$70
Class P2	40,641	105,833	146,474	62,691	115,050	177,741

Total	$40,699	$105,979	$146,678	$62,696	$115,115	$177,811

*Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the year ended December 31, 2020, CRMC voluntarily waived to proposed rates for Global Growth in advance of the next investment advisory and service agreement that will become effective May 1, 2021. In addition, CRMC waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds. The waiver for each of the managed risk funds will be in effect through at least May 1, 2021, and may only be modified or terminated with the approval of the series’ board.

Effective May 1, 2020, CRMC began to waive a portion of its investment advisory fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. These waivers will be in effect through at least May 1, 2021, and may only be modified or terminated with the approval of the series’ board.

Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. CRMC does not intend to recoup these waivers. For the year ended December 31, 2020, total investment advisory services fees waived by CRMC were $10,896,000.

298American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

			Net asset level		For the	For the
					year ended	year ended
	Rates		(in billions)
					December 31,	December 31,

	Beginning	Ending	In excess		2020,	2020,
Fund	with	with	Up to	of	before waiver	after waiver

Global Growth Fund	.690%	.460%	$ .6	$ 5.0	.511%	.511%
Global Small Capitalization Fund	.800	.635	.6	5.0	.694	.694
Growth Fund	.500	.280	.6	34.0	.316	.316
International Fund	.690	.430	.5	21.0	.494	.494
New World Fund	.850	.580	.5	4.0	.698	.574
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.390	.390
Global Growth and Income Fund	.690	.480	.6	3.0	.597	.597
Growth-Income Fund	.500	.219	.6	34.0	.255	.255
International Growth and Income Fund	.690	.500	.5	1.5	.613	.613
Capital Income Builder	.500	.410	.6	1.0	.480	.303
Asset Allocation Fund	.500	.240	.6	21.0	.265	.265
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.362	.362
Capital World Bond Fund	.570	.450	1.0	3.0	.533	.465
High-Income Bond Fund	.500	.420	.6	2.0	.484	.484
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.299
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.349	.349
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Insurance Series	299

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administra- tive services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administra- tive services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund				Global Small Capitalization Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 791	Class 1	Not applicable	Not applicable	$ 594
Class 1A	$—	$ 19	2	Class 1A	$—	$ 2	—*
Class 2	9,578	Not applicable	1,150	Class 2	5,567	Not applicable	668
Class 4	1,044	1,044	125	Class 4	517	516	62

Total class-specific				Total class-specific
expenses	$10,622	$1,063	$2,068	expenses	$6,084	$518	$1,324

Growth Fund				International Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$3,640	Class 1	Not applicable	Not applicable	$1,462
Class 1A	$—	$ 74	9	Class 1A	$—	$ 19	2
Class 2	42,263	Not applicable	5,071	Class 2	9,793	Not applicable	1,175
Class 3	414	Not applicable	69	Class 3	39	Not applicable	7
Class 4	4,410	4,410	529	Class 4	886	886	106
Total class-specific				Total class-specific

expenses	$47,087	$4,484	$9,318	expenses	$10,718	$905	$2,752

New World Fund				Blue Chip Income and Growth Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 588	Class 1	Not applicable	Not applicable	$1,537
Class 1A	$—	$ 20	2	Class 1A	$—	$ 34	4
Class 2	2,298	Not applicable	276	Class 2	7,027	Not applicable	843
Class 4	1,633	1,633	196	Class 4	1,627	1,626	195
Total class-specific				Total class-specific

expenses	$3,931	$1,653	$1,062	expenses	$8,654	$1,660	$2,579

See end of tables for footnote.

300American Funds Insurance Series

Global Growth and Income Fund				Growth-Income Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$180	Class 1	Not applicable	Not applicable	$ 6,099
Class 1A	$—	$ 5	—*	Class 1A	$—	$ 29	4
Class 2	3,032	Not applicable	364	Class 2	31,824	Not applicable	3,819
Class 4	343	343	41	Class 3	260	Not applicable	43
Total class-specific				Class 4	3,025	3,025	363

expenses	$3,375	$348	$585	Total class-specific
				expenses	$35,109	$3,054	$10,328

International Growth and Income Fund				Capital Income Builder
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$310	Class 1	Not applicable	Not applicable	$163
Class 1A	$—	$ 6	1	Class 1A	$—	$ 14	1
Class 2	494	Not applicable	59	Class 2	15	Not applicable	2
Class 4	233	233	28	Class 4	1,069	1,069	128
Total class-specific				Total class-specific

expenses	$727	$239	$398	expenses	$1,084	$1,083	$294

Asset Allocation Fund				Global Balanced Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$5,209	Class 1	Not applicable	Not applicable	$ 39
Class 1A	$—	$29	4	Class 1A	$—	$ 5	1
Class 2	12,220	Not applicable	1,466	Class 2	487	Not applicable	58
Class 3	56	Not applicable	9	Class 4	234	234	28
Class 4	11,373	11,373	1,365	Total class-specific

Total class-specific				expenses	$721	$239	$126
expenses	$23,649	$11,402	$8,053

Bond Fund				Capital World Bond Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$1,950	Class 1	Not applicable	Not applicable	$329
Class 1A	$—	$ 20	2	Class 1A	$—	$ 1	—*
Class 2	9,104	Not applicable	1,093	Class 2	2,480	Not applicable	298
Class 4	1,484	1,484	178	Class 4	129	130	15
Total class-specific				Total class-specific

expenses	$10,588	$1,504	$3,223	expenses	$2,609	$131	$642

See end of tables for footnote.

American Funds Insurance Series	301
High-Income Bond Fund				American Funds Mortgage Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 73	Class 1	Not applicable	Not applicable	$61
Class 1A	$—	$ 2	—*	Class 1A	$—	$ 2	—*
Class 2	1,571	Not applicable	188	Class 2	142	Not applicable	17
Class 3	17	Not applicable	3	Class 4	88	88	11
Class 4	138	138	17	Total class-specific

Total class-specific				expenses	$230	$90	$89
expenses	$1,726	$140	$281

Ultra-Short Bond Fund				U.S. Government/AAA-Rated Securities Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 12	Class 1	Not applicable	Not applicable	$223
Class 1A	$—	$ —*	—*	Class 1A	$—	$ 9	1
Class 2	662	Not applicable	80	Class 2	3,460	Not applicable	415
Class 3	7	Not applicable	1	Class 3	18	Not applicable	3
Class 4	85	85	10	Class 4	578	578	70
Total class-specific				Total class-specific

expenses	$754	$85	$103	expenses	$4,056	$587	$712

Managed Risk Growth Fund			Managed Risk International Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$21	Class P1	Not applicable	$3
Class P2	$1,177	1,177	Class P2	$389	389
Total class-specific			Total class-specific

expenses	$1,177	$1,198	expenses	$389	$392

Managed Risk Blue Chip Income and Growth Fund			Managed Risk Growth-Income Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$3	Class P1	Not applicable	$4,911
Class P2	$861	861	Class P2	$718	719
Total class-specific			Total class-specific

expenses	$861	$864	expenses	$718	$5,630

Managed Risk Asset Allocation Fund
		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$9
Class P2	$6,703	6,703
Total class-specific

expenses	$6,703	$6,712

*Amount less than one thousand.

302American Funds Insurance Series

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for Managed Risk International Fund. Miscellaneous expenses exclude investment advisory services fees and distribution services fees. This reimburse- ment may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2020, total fees and expenses reimbursed by CRMC were $41,000. CRMC does not intend to recoup this reimbursement. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation

Global Growth Fund	$ 22	$14	$ 36
Global Small Capitalization Fund	14	9	23
Growth Fund	96	66	162
International Fund	30	17	47
New World Fund	11	7	18
Blue Chip Income and Growth Fund	27	17	44
Global Growth and Income Fund	6	4	10
Growth-Income Fund	111	66	177
International Growth and Income Fund	4	3	7
Capital Income Builder	3	2	5
Asset Allocation Fund	86	49	135
Global Balanced Fund	1	1	2
Bond Fund	34	17	51
Capital World Bond Fund	7	4	11
High-Income Bond Fund	3	1	4
American Funds Mortgage Fund	1	—*	1
Ultra-Short Bond Fund	1	1	2
U.S. Government/AAA-Rated Securities Fund	8	1	9
Managed Risk Growth Fund	2	1	3
Managed Risk International Fund	1	—*	1
Managed Risk Blue Chip Income and Growth Fund	1	1	2
Managed Risk Growth-Income Fund	7	4	11
Managed Risk Asset Allocation Fund	8	5	13

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Insurance Series	303

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2020 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	gain (loss)

Global Growth Fund	$139,989	$ 85,866	$ 21,004
Global Small Capitalization Fund	56,497	146,865	24,912
Growth Fund	569,889	816,449	267,011
International Fund	118,996	128,534	14,532
New World Fund	53,097	61,321	2,932
Blue Chip Income and Growth Fund	150,238	75,751	590
Global Growth and Income Fund	24,156	52,461	(6,576)
Growth-Income Fund	471,004	714,281	60,282
International Growth and Income Fund	16,646	26,076	874
Capital Income Builder	82,136	47,478	(9,672)
Asset Allocation Fund	262,721	379,296	62,547
Bond Fund	88,459	33,704	2,473
Capital World Bond Fund	11,945	12,762	(51)
High-Income Bond Fund	6,251	371,551	(18,424)
U.S. Government/AAA-Rated Securities Fund	—	444,556	22,675

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2020.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$402,110	11,550	$89,416	2,661	$(365,952)	(11,056)	$125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265

Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)
Year ended December 31, 2019

Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122

Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

See end of tables for footnotes.

304American Funds Insurance Series
Global Small Capitalization Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582

Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)
Year ended December 31, 2019

Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$ 236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032

Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$ 102,952	4,408
Growth Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$2,322,779	26,334	$353,232	3,917	$(2,999,100)	(33,591)	$(323,089)	(3,340)
Class 1A	33,301	338	688	8	(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218	(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70	(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534	(283,912)	(3,180)	86,960	966

Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747	$(6,489,216)	(71,735)	$(2,504,990)	(26,750)

Year ended December 31, 2019
Class 1	$ 896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375

Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$974,922	15,701

See end of tables for footnotes.

American Funds Insurance Series	305

International Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$535,603	30,721	$44,223	2,049	$(963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2	(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204	(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7	(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76	(62,187)	(3,226)	(8,363)	(269)

Total net increase (decrease)	$862,172	49,186	$71,715	3,338	$(1,697,651)	(87,378)	$(763,764)	(34,854)
Year ended December 31, 2019

Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543

Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)
New World Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$ 80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656

Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)
Year ended December 31, 2019

Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985

Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

See end of tables for footnotes.

306American Funds Insurance Series

Blue Chip Income and Growth Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$474,186	41,847	$161,061	11,902	$(825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342

Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)
Year ended December 31, 2019

Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519

Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440
Global Growth and Income Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$(7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894

Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)
Year ended December 31, 2019

Class 1	$43,801	2,986	$38,762	2,639	$(61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863

Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)

See end of tables for footnotes.

American Funds Insurance Series	307

Growth-Income Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions	Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$1,892,111	42,172	$ 862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494

Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)
Year ended December 31, 2019

Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364

Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

International Growth and Income Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions	Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$78,373	5,478	$17,128	948	$(179,914)	(10,267)	$(84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375

Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)
Year ended December 31, 2019

Class 1	$9,331	555	$41,626	2,406	$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5	(75)	(4)	372	23
Class 2	14,448	831	8,726	507	(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182	(7,857)	(466)	15,410	911

Total net increase (decrease)	$44,297	2,603	$53,548	3,100	$(175,914)	(10,292)	$(78,069)	(4,589)

See end of tables for footnotes.

308American Funds Insurance Series

Capital Income Builder

				Reinvestments of
	Sales*			distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163

Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$80,728	7,806
Year ended December 31, 2019

Class 1	$160,592	15,806	$13,476	1,322	$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12	(345)	(34)	2,490	246
Class 2	1,661	165	137	13	(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070	(29,407)	(2,903)	47,930	4,742

Total net increase (decrease)	$231,424	22,814	$24,614	2,417	$(42,829)	(4,233)	$213,209	20,998
Asset Allocation Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$ (207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053

Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$ (418,795)	(20,889)

Year ended December 31, 2019
Class 1	$1,081,611	47,062	$1,173,430	52,076	$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27	(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613	(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97	(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559	(218,378)	(9,706)	416,137	18,585

Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372	$(1,920,425)	(84,039)	$1,434,114	64,163

See end of tables for footnotes.

American Funds Insurance Series	309

Global Balanced Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$29,379	2,319	$ 6,831	491	$(35,963)	(2,860)	$247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453

Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$ (1,808)	(263)
Year ended December 31, 2019

Class 1	$10,073	777	$ 5,390	408	$ (9,768)	(718)	$ 5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019

Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976
Bond Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$(26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420

Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$ 213,249	15,147

Year ended December 31, 2019
Class 1	$562,508	51,468	$176,372	15,842	$ (614,303)	(56,025)	$ 124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216

Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Capital World Bond Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$ 69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703

Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$ 70,361	5,106

Year ended December 31, 2019
Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558

Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

See end of tables for footnotes.

310American Funds Insurance Series

High-Income Bond Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$18,985	2,117	$ 9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533

Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)
Year ended December 31, 2019

Class 1	$9,412	933	$33,027	3,374	$ (48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5	(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340	(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62	(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321	(37,801)	(3,523)	29,854	2,868

Total net increase (decrease)	$84,845	8,138	$78,789	8,102	$(172,073)	(17,068)	$(8,439)	(828)
Mortgage Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$68,523	6,189	$3,551	321	$(68,907)	(6,295)	$3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734

Total net increase (decrease)	$101,339	9,200	$4,820	436	$(95,749)	(8,745)	$10,410	891
Year ended December 31, 2019

Class 1	$31,595	3,007	$5,573	528	$(41,843)	(3,959)	$ (4,675)	(424)
Class 1A	166	16	12	1	(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129	(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56	(9,761)	(944)	2,820	258

Total net increase (decrease)	$48,108	4,582	$7,525	714	$(59,850)	(5,683)	$ (4,217)	(387)

See end of tables for footnotes.

American Funds Insurance Series	311

Ultra-Short Bond Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$32,173	2,840	$104	9	$(17,960)	(1,586)	$ 14,317	1,263
Class 1A	—	—	—†	—†	—	—	—†	—†
Class 2	162,780	14,772	558	50	(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8	1	(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67	6	(32,890)	(2,958)	18,205	1,634

Total net increase (decrease)	$248,534	22,427	$737	66	$(157,243)	(14,200)	$ 92,028	8,293
Year ended December 31, 2019

Class 1	$9,753	856	$604	53	$(17,930)	(1,576)	$ (7,573)	(667)
Class 1A	—	—	—†	—†	—	—	—†	—†
Class 2	85,259	7,676	4,088	371	(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59	5	(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342	31	(17,702)	(1,580)	4,153	371

Total net increase (decrease)	$117,239	10,516	$5,093	460	$(143,860)	(12,905)	$(21,528)	(1,929)

U.S. Government/AAA-Rated Securities Fund
			Reinvestments of					Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class 1	$194,142	14,793	$15,787	1,214	$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136	11	(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919	4,038	(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407	31	(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187	715	(169,936)	(13,051)	140,786	10,963

Total net increase (decrease)	$713,174	54,953	$77,436	6,009	$(1,725,307)	(130,240)	$(934,697)	(69,278)

Year ended December 31, 2019
Class 1	$63,401	5,184	$31,462	2,550	$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50	4	(488)	(40)	910	74
Class 2	105,457	8,638	26,789	2,193	(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180	15	(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241	183	(41,016)	(3,366)	30,257	2,469

Total net increase (decrease)	$240,213	19,663	$60,722	4,945	$(368,613)	(30,109)	$(67,678)	(5,501)

Managed Risk Growth Fund
				Reinvestments of
	Sales*			distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class P1	$ 3,987	282	$438	32	$ (1,595)	(110)	$ 2,830	204
Class P2	54,142	3,714	24,836	1,828	(71,110)	(4,841)	7,868	701

Total net increase (decrease)	$58,129	3,996	$25,274	1,860	$(72,705)	(4,951)	$10,698	905
Year ended December 31, 2019

Class P1	$ 2,619	201	$317	25	$(523)	(41)	$ 2,413	185
Class P2	47,485	3,690	29,905	2,419	(30,455)	(2,336)	46,935	3,773

Total net increase (decrease)	$50,104	3,891	$30,222	2,444	$(30,978)	(2,377)	$49,348	3,958

See end of tables for footnotes.

312American Funds Insurance Series
Managed Risk International Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class P1	$ 1,063	104	$31	3	$(311)	(30)	$783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164

Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$ 1,198	241
Year ended December 31, 2019

Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)

Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$(3,125)	(276)

Managed Risk Blue Chip Income and Growth Fund
				Reinvestments of
	Sales*			distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class P1	$947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107

Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$11,085	1,176

Year ended December 31, 2019
Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644

Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Managed Risk Growth-Income Fund
				Reinvestments of
	Sales*			distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class P1	$92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938

Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

Year ended December 31, 2019
Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919

Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

See end of tables for footnotes.

American Funds Insurance Series	313

Managed Risk Asset Allocation Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2020
Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)

Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)
Year ended December 31, 2019

Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386

Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

10. Ownership concentration

At December 31, 2020, Managed Risk Growth and Income Portfolio held 31% and 13% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Global Growth and Income Fund, respectively. In addition, Managed Risk Global Allocation Portfolio held 23% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

314American Funds Insurance Series

11. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2020 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$1,120,770	$1,594,529	$ 9,567,139	$3,388,922	$2,260,974	$3,267,025
Sales of investment securities*	1,767,373	2,143,797	13,469,567	4,123,935	2,596,083	3,472,007
Non-U.S. taxes paid on dividend income	5,330	2,026	6,921	10,822	2,631	477
Non-U.S. taxes paid on interest income	—	11	—	—	4	—
Non-U.S. taxes paid on realized gains	—	—	—	—	1,590	—
Non-U.S. taxes provided on unrealized
appreciation	7,807	7,041	—	26,706	15,681	—
	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

Purchases of investment securities*	$649,244	$10,784,043	$686,636	$1,656,908	$33,575,749	$245,807
Sales of investment securities*	827,330	11,639,765	721,131	1,524,398	32,845,643	287,182
Non-U.S. taxes paid on dividend income	2,597	10,403	2,725	831	7,494	278
Non-U.S. taxes paid on interest income	—	—	—	2	—	15
Non-U.S. taxes paid on realized gains	179	165	—	1	27	3
Non-U.S. taxes provided on unrealized
appreciation	3,738	—	—	101	5,162	20
						U.S.
			High-	American		Government/
		Capital	Income	Funds	Ultra-Short	AAA-Rated
	Bond	World Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$44,831,898	$2,806,381	$ 706,463	$2,995,459	$—	$18,179,150
Sales of investment securities*	44,287,472	2,562,406	1,079,778	2,991,216	—	18,466,598
Non-U.S. taxes paid on interest income	—	215	—	—	—	—
Non-U.S. taxes paid on realized gains	—	72	—	—	—	—
Non-U.S. taxes provided on unrealized
appreciation	—	63	—	—	—	—
			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$360,912	$102,655	$324,969	$807,885	$ 748,623
Sales of investment securities*	412,406	118,616	359,913	882,591	1,032,662

*Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series	315

Financial highlights

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Global Growth Fund

Class 1:

12/31/2020	$32.57	$ .20	$ 9.56	$ 9.76	$(.21)	$ (.96)	$(1.17)	$41.16	30.79%	$3,309.56%		.59%
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630.56		1.00

Class 1A:
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80		.77
12/31/20173,4	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.135	2.806		.396
Class 2:
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483.81		.76

Class 4:
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06	.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05	.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05	.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94	1.06	.50

Global Small Capitalization Fund

Class 1:

12/31/2020	$26.80	$(.01)	$ 7.49	$ 7.48	$(.05)	$(1.59)	$(1.64)	$32.64	30.04%	$2,391.75%		(.06)%
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532.74		.57

Class 1A:
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—7.98		.21
12/31/20173,4	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.195	—7.966		.356
Class 2:
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00	.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303.99		.31

Class 4:
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	(.56)
12/31/2019	21.28	(.01)	6.47	6.46	—8	(1.58)	(1.58)	26.16	31.24	206	1.25	(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146	1.24	(.08)
12/31/2017	19.91	—8	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125	1.23	—9
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42	1.24	.03

See end of tables for footnotes.

316American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Growth Fund

Class 1:

12/31/2020	$81.22	$ .43	$41.28	$41.71	$(.53)	$(2.18)	$(2.71)	$120.22	52.45%	$15,644.35%	.46%
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841.35	1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34	.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35	.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931.35	1.03

Class 1A:
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60.60	.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60	.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59	.60
12/31/20173,4	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.475	3.596	.476
Class 2:
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594.60	.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60	.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59	.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60	.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978.60	.78

Class 3:
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279.53	.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53	.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52	.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53	.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183.53	.85

Class 4:
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347.85	(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85	.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84	.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85	.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458.85	.53

See end of tables for footnotes.

American Funds Insurance Series	317

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

International Fund

Class 1:

12/31/2020	$20.86	$.14	$ 2.82	$ 2.96	$(.18)	$—	$ (.18)	$23.64	14.28%	$5,652.55%		.71%
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54		1.57

Class 1A:
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78		1.32
12/31/20173,4	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.465	2.776		.436
Class 2:
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79		1.35

Class 3:
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72		1.42

Class 4:
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04	1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03	1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03	.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04	1.03

See end of tables for footnotes.

318American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return10	(in millions)	waivers2	waivers2,10	net assets10

New World Fund

Class 1:

12/31/2020	$25.84	$.15	$ 5.93	$ 6.08	$(.06)	$(.27)	$ (.33)	$31.59	23.89%	$2,309.76%		.64%	.58%
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129.76		.76	1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77		.77	1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77		.77	1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78		.78	1.25

Class 1A:
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01	1.01	.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02	1.02	.91
12/31/20173,4	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.725	1	1.006	1.006	.536
Class 2:
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01	1.01	.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02	1.02	.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02	1.02	.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03	1.03	1.00

Class 4:
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26	1.26	.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27	1.27	.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27	1.27	.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28	1.28	.75

See end of tables for footnotes.

American Funds Insurance Series	319

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Blue Chip Income and Growth Fund

Class 1:

12/31/2020	$13.56	$.25	$ .95	$ 1.20	$(.26)	$ (.15)	$ (.41)	$14.35	9.04%	$5,684.43%	2.00%
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559.42	2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41	2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41	2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41	2.39

Class 1A:
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67	2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66	1.84
12/31/20173,4	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.215	1.656	2.016
Class 2:
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67	2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66	1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66	2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66	2.16

Class 4:
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92	1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91	1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91	1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91	1.81

Global Growth and Income Fund

Class 1:

12/31/2020	$15.92	$.22	$ 1.14	$ 1.36	$(.23)	$ (.38)	$ (.61)	$16.67	9.03%	$ 657.66%		1.49%
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63		2.18

Class 1A:
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88		1.74
12/31/20173,4	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.545	—7.846		1.206
Class 2:
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88		1.98

Class 4:
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15	1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13	1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14	1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13	1.63

See end of tables for footnotes.

320American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Growth-Income Fund

Class 1:

12/31/2020	$50.71	$ .75	$ 6.02	$ 6.77	$(.80)	$(1.30)	$(2.10)	$55.38	13.81%	$22,903.29%	1.52%
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057.29	2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28	1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28	1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588.29	1.79

Class 1A:
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16.54	1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54	1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53	1.43
12/31/20173,4	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.835	2.526	1.416
Class 2:
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012.54	1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53	1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53	1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53	1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854.54	1.54

Class 3:
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154.47	1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46	1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46	1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46	1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156.47	1.61

Class 4:
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407.79	1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79	1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78	1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78	1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495.79	1.29

See end of tables for footnotes.

American Funds Insurance Series	321

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

International Growth and Income Fund

Class 1:

12/31/2020	$18.18	$.27	$ .85	$ 1.12	$(.29)	$ —	$(.29)	$19.01	6.24%	$1,120.68%		1.70%
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68		2.93

Class 1A:
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90		2.35
12/31/20173,4	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.365	2.916		1.996
Class 2:
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93		2.72

Class 4:
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16	2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15	2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16	2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18	2.43

See end of tables for footnotes.

322American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return10	(in millions)	waivers2	waivers2,10	net assets10

Capital Income Builder

Class 1:

12/31/2020	$10.73	$.31	$ .15	$ .46	$(.32)	$ —	$(.32)	$10.87	4.64%	$621.53%		.35%	3.07%
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533.53		.53	3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54		.54	3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54		.54	3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54		.54	3.39

Class 1A:
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6.78		.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78		.78	2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79		.79	2.82
12/31/20173,4	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.725	1.796		.796	2.636
Class 2:
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8.78		.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78		.78	2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79		.79	2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79		.79	2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—7.80		.80	2.82
Class 4:
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03	1.03	2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04	1.04	2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04	1.04	2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256	1.04	1.04	2.88

See end of tables for footnotes.

American Funds Insurance Series	323

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Asset Allocation Fund

Class 1:

12/31/2020	$24.05	$.43	$ 2.59	$ 3.02	$(.46)	$ (.11)	$ (.57)	$26.50	12.71%	$19,238.30%	1.80%
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730.29	2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28	2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29	1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29	1.97

Class 1A:
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14.55	1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54	1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53	1.82
12/31/20173,4	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.785	4.536	1.696
Class 2:
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242.55	1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54	1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53	1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54	1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54	1.72

Class 3:
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33.48	1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47	2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46	1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47	1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47	1.79

Class 4:
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131.80	1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79	1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78	1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79	1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79	1.47

See end of tables for footnotes.

324American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Global Balanced Fund

Class 1:

12/31/2020	$13.51	$.17	$1.24	$1.41	$(.19)	$(.54)	$(.73)	$14.19	10.53%	$ 139.72%		1.29%
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72		1.73

Class 1A:
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98		1.44
12/31/20173,4	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.715	—7.946		1.276
Class 2:
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97		1.48

Class 4:
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22	1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22	1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22	1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10	1.24	1.12

Bond Fund

Class 1:

12/31/2020	$11.17	$.23	$ .87	$1.10	$(.27)	$(.11)	$(.38)	$11.89	9.96%	$6,844.40%	2.00%
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481.39	2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38	2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38	2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38	1.91

Class 1A:
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64	2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63	2.50
12/31/20173,4	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.465	1.626	2.016
Class 2:
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64	2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63	2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63	1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63	1.65

Class 4:
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89	2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88	2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88	1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88	1.41

See end of tables for footnotes.

American Funds Insurance Series	325

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return10	(in millions)	waivers2	waivers2,10	net assets10

Capital World Bond Fund

Class 1:

12/31/2020	$12.12	$.26	$ .95	$1.21	$(.18)	$(.21)	$(.39)	$12.94	10.17%	$1,219.59%		.52%	2.08%
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077.58		.58	2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57		.57	2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56		.56	2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57		.57	2.26

Class 1A:
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1.83		.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83		.83	2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82		.82	2.36
12/31/20173,4	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.005	—7.726		.726	2.276
Class 2:
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058.84		.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83		.83	2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82		.82	2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81		.81	2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82		.82	2.01

Class 4:
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08	1.08	2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07	1.07	2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31	1.06	1.06	1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12	1.07	1.07	1.76

See end of tables for footnotes.

326American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

High-Income Bond Fund

Class 1:

12/31/2020	$ 9.87	$.61	$ .17	$ .78	$(.85)	$—	$(.85)	$ 9.80	8.21%	$123.52%		6.46%
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49		6.18

Class 1A:
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75		6.11
12/31/20173,4	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.025	—7.726		5.746
Class 2:
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74		5.92

Class 3:
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67		5.99

Class 4:
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01	6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00	5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99		5.55

See end of tables for footnotes.

American Funds Insurance Series	327
Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return10	(in millions)	waivers2	waivers2,10	net assets10

American Funds Mortgage Fund

Class 1:

12/31/2020	$10.56	$.10	$ .64	$.74	$(.17)	$(.02)	$(.19)	$11.11	6.98%	$224.48%	.36%	.93%
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210.47	.47	2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48	.48	1.97
12/31/2017	10.56	.16	—8.16		(.18)	(.07)	(.25)	10.47	1.47	265.47	.47	1.52
12/31/2016	10.61	.15	.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269.46	.46	1.39

Class 1A:
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1.73	.59	.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71	.71	2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73	.73	1.77
12/31/20173,4	10.55	.14	—8.14		(.16)	(.07)	(.23)	10.46	1.315	—7.706	.706	1.386
Class 2:
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58.73	.60	.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72	.72	2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73	.73	1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72	.72	1.27
12/31/2016	10.59	.12	.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63.71	.71	1.14

Class 4:
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37.98	.85	.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97	.97	1.71
12/31/2018	10.38	.15	(.15)	—8	(.19)	—	(.19)	10.19	.07	24.98	.98	1.49
12/31/2017	10.48	.11	—8.11		(.14)	(.07)	(.21)	10.38	.97	12.97	.97	1.03
12/31/2016	10.52	.09	.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8.96	.96	.86

See end of tables for footnotes.

328American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets	net assets

Ultra-Short Bond Fund

Class 1:

12/31/2020	$11.30	$ .02	$ .02	$ .04	$(.03)	$—	$(.03)	$11.31	.34%	$ 44.37%		.16%
12/31/2019	11.31	.22	—8.22		(.23)	—	(.23)	11.30	1.92	30.36		1.92
12/31/2018	11.29	.18	—8.18		(.16)	—	(.16)	11.31	1.58	37.35		1.60
12/31/2017	11.27	.08	(.01)	.07	(.05)	—	(.05)	11.29	.66	37.35		.68
12/31/201611	11.26	.01	—8.01		—	—	—	11.27	.09	37.35		.11
Class 1A:									.3212	—7.3512		.2612
12/31/2020	11.30	.03	.01	.04	(.03)	—	(.03)	11.31
12/31/2019	11.31	.22	—8.22		(.23)	—	(.23)	11.30	1.9212	—7.3712		1.9012
12/31/2018	11.29	.18	—8.18		(.16)	—	(.16)	11.31	1.5812	—7.3512		1.6012
12/31/20173,4	11.27	.08	—8.08		(.06)	—	(.06)	11.29	.675,12	—7	.346,12	.696,12
Class 2:		—8	—8	—8
12/31/2020	11.01				(.02)	—	(.02)	10.99	.03	288.62		(.05)
12/31/2019	11.03	.18	—8.18		(.20)	—	(.20)	11.01	1.62	230.61		1.66
12/31/2018	11.01	.15	—8.15		(.13)	—	(.13)	11.03	1.36	247.60		1.34
12/31/2017	10.99	.05	—8.05		(.03)	—	(.03)	11.01	.46	249.60		.42
12/31/201611	11.01	(.02)	—8	(.02)	—	—	—	10.99	(.18)	297.60		(.14)
Class 3:		—8
12/31/2020	11.13		.02	.02	(.03)	—	(.03)	11.12	.13	4.55		.03
12/31/2019	11.14	.20	—8.20		(.21)	—	(.21)	11.13	1.76	3.54		1.74
12/31/2018	11.12	.16	(.01)	.15	(.13)	—	(.13)	11.14	1.38	4.53		1.42
12/31/2017	11.10	.06	—8.06		(.04)	—	(.04)	11.12	.54	4.53		.50
12/31/201611	11.11	(.01)	—8	(.01)	—	—	—	11.10	(.09)	4.53		(.08)
Class 4:
12/31/2020	11.13	(.04)	.01	(.03)	(.02)	—	(.02)	11.08	(.25)	40.87		(.35)
12/31/2019	11.15	.16	—8.16		(.18)	—	(.18)	11.13	1.40	22.86		1.40
12/31/2018	11.13	.12	.01	.13	(.11)	—	(.11)	11.15	1.14	18.86		1.11
12/31/2017	11.12	.02	—8.02		(.01)	—	(.01)	11.13	.16	15.85		.19
12/31/201611	11.17	(.04)	(.01)	(.05)	—	—	—	11.12	(.45)	13.85		(.40)

See end of tables for footnotes.

American Funds Insurance Series	329

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets	net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:

12/31/2020	$12.34	$.16	$1.07	$1.23	$(.26)	$(.27)	$(.53)	$13.04	10.09%	$ 429.38%	1.21%
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418.37	2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445.36	2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558.36	1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467.36	1.31

Class 1A:
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4.64	.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2.62	1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1.61	1.82
12/31/20173,4	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.735	—7.586	1.536
Class 2:
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439.64	.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343.62	1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323.61	1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473.61	1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503.61	1.05

Class 3:
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10.57	.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9.55	1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9.54	1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10.54	1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11.54	1.12

Class 4:
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272.89	.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124.87	1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91.86	1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62.86	1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57.86	.82

See end of tables for footnotes.

330American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on				Total
	Net asset	Net	securities		Dividends	Distribu-	dividends
	value,	investment	(both	Total from	(from net	tions	and	Net asset
	beginning	income	realized and	investment	investment	(from capital	distribu-	value, end
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	tions	of period Total return10
	Ratio of	Ratio of
	expenses	expenses
	to average	to average
	net assets	net assets		Ratio of
Net assets,	before	after	Net	net income
end of	waivers/	waivers/	effective	(loss)
period	reimburse-	reimburse-	expense	to average
(in millions)	ments13	ments10,13	ratio10,14	net assets10

Managed Risk Growth Fund

Class P1:

12/31/2020	$13.78	$.07	$ 4.20	$ 4.27	$(.12)	$ (.68)	$ (.80)	$17.25	32.45%	$ 11.42%	.37%	.72%	.49%
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6.42	.37	.73	1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)12	3.4212	.3712	.7112	.8212
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.2312	2.4212	.3612	.7012	.6912
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.8912	1.5012	.3412	.6812	.7912
Class P2:
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554.67	.62	.97	.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68	.63	.99	.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68	.63	.97	.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286.69	.63	.97	.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79	.63	.97	.43

Managed Risk International Fund

Class P1:

12/31/2020	$11.01	$.08	$ .22	$ .30	$(.16)	$ (.08)	$ (.24)	$11.07	3.13%12	$2	.43%12	.35%12	.86%12	.82%12
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.9112	1.4112		.3312	.8412	1.6412
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)12	—7.3312		.2812	.7712	3.0212
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.2812	—7.2812		.2012	.6912	1.1312
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)12	—7.3912		.2312	.7412	1.1512
Class P2:
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168.71		.63	1.14	.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71		.63	1.14	1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69		.64	1.13	1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148.71		.63	1.12	1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79		.63	1.14	.97

Managed Risk Blue Chip Income and Growth Fund

Class P1:

12/31/2020	$12.01	$.18	$ (.35)	$ (.17)	$(.26)	$ (.34)	$ (.60)	$11.24	(.93)%12	$2	.40%12	.35%12	.76%12	1.66%12
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.1412	1.3812		.3312	.7412	2.1412
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)12	—7.3312		.2812	.6712	3.2112
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.4812	—7.3012		.2512	.6412	1.5912
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.7712	—7.4312		.2712	.6712	1.8312
Class P2:
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355.68		.63	1.04	1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68		.63	1.04	1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68		.63	1.02	1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367.68		.63	1.02	1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79		.63	1.03	2.04

See end of tables for footnotes.

American Funds Insurance Series	331

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on				Total
	Net asset	Net	securities		Dividends	Distribu-	dividends
	value,	investment	(both	Total from	(from net	tions	and	Net asset
	beginning	income	realized and	investment	investment	(from capital	distribu-	value, end
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	tions	of period Total return10
	Ratio of	Ratio of
	expenses	expenses
	to average	to average
	net assets	net assets		Ratio of
Net assets,	before	after	Net	net income
end of	waivers/	waivers/	effective	(loss)
period	reimburse-	reimburse-	expense	to average
(in millions)	ments13	ments10,13	ratio10,14	net assets10

Managed Risk Growth-Income Fund

Class P1:

12/31/2020	$13.76	$ .17	$1.08	$1.25	$(.26)	$(.74)	$(1.00)	$14.01	9.85%	$2,120.41%	.36%	.66%	1.24%
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987.42	.37	.67	1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662.40	.35	.64	(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.6412	2.4412	.3712	.6612	1.6112
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.4912	1.5212	.3612	.6412	1.4612
Class P2:
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315.66	.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67	.62	.92	1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230.69	.64	.93	1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70	.63	.92	1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79	.63	.91	1.13

Managed Risk Asset Allocation Fund

Class P1:

12/31/2020	$13.81	$ .25	$ .51	$ .76	$(.21)	$(.52)	$ (.73)	$13.84	6.10%	$5.41%	.36%	.66%	1.91%
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2.41	.36	.65	2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2.37	.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656.43	.38	.66	1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217.43	.38	.66	1.65

Class P2:
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773.66	.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66	.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541.62	.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798.68	.63	.91	1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68	.63	.91	1.20

See end of tables for footnotes.

332American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes		Year ended December 31,

excluding mortgage dollar roll transactions15,16	2020	2019	2018	2017	2016
Capital Income Builder	110%	44%	42%	59%	41%
Asset Allocation Fund	49	47	34	39	43
Global Balanced Fund	68	60	30	28	43
Bond Fund	72	146	98	153	108
Capital World Bond Fund	88	110	78	74	70
American Funds Mortgage Fund	123	84	60	98	113
U.S. Government/AAA-Rated Securities Fund	112	103	76	120	273
Portfolio turnover rate for all share classes		Year ended December 31,

including mortgage dollar roll15,16	2020	2019	2018	2017	2016
Global Growth Fund	17%	14%	25%	31%	27%
Global Small Capitalization Fund	38	50	43	33	40
Growth Fund	32	21	35	24	26
International Fund	40	32	29	29	31
New World Fund	70	38	58	56	32
Blue Chip Income and Growth Fund	40	37	49	34	30
Global Growth and Income Fund	36	29	49	41	57
Growth-Income Fund	33	27	39	27	27
International Growth and Income Fund	56	28	38	51	32
Capital Income Builder Fund	184	72	98	88	53
Asset Allocation Fund	145	79	86	85	83
Global Balanced Fund	86	74	51	41	65
Bond Fund	461	373	514	502	375
Capital World Bond Fund	145	159	125	105	154
High-Income Bond Fund	78	58	67	78	89
American Funds Mortgage Fund	1143	350	811	680	713
U.S. Government/AAA-Rated Securities Fund	867	277	446	551	539
Ultra-Short Bond Fund	—17	—17	—17	—17	—11,17
Managed Risk Growth Fund	80	10	7	25	15
Managed Risk International Fund	71	8	8	25	26
Managed Risk Blue Chip Income and Growth Fund	101	13	11	32	9
Managed Risk Growth-Income Fund	38	6	14	26	14
Managed Risk Asset Allocation Fund	30	8	12	1	3

1Based on average shares outstanding.

2Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

3Based on operations for a period that is less than a full year.

4Class 1A shares began investment operations on January 6, 2017.

5Not annualized.

6Annualized.

7Amount less than $1 million.

8Amount less than $.01.

9Amount less than .01%.

10This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

11On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.

12All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

13This column does not include expenses of the underlying funds in which each fund invests.

14This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the years presented. See expense example for further information regarding fees and expenses.

15Refer to Note 5 for further information on mortgage dollar rolls.

16Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

17Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series	333

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Capital World Bond Fund®, High-Income Bond Fund, American Funds Mortgage Fund®, Ultra-Short Bond Fund,

U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Capital World Bond Fund® (formerly Global Bond Fund), High-Income Bond Fund, American Funds Mortgage Fund® (formerly Mortgage Fund), Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstate- ment, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 12, 2021

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

334American Funds Insurance Series

Expense example

unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2020, through December 31, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	335

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2020	12/31/2020	period1	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,254.84	$3.13	.55%
Class 1 – assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 1A – actual return	1,000.00	1,253.16	4.54	.80
Class 1A – assumed 5% return	1,000.00	1,021.17	4.08	.80

Class 2 – actual return	1,000.00	1,253.28	4.54	.80
Class 2 – assumed 5% return	1,000.00	1,021.17	4.08	.80

Class 4 – actual return	1,000.00	1,251.73	5.96	1.05
Class 4 – assumed 5% return	1,000.00	1,019.91	5.35	1.05

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,343.20	$4.37	.74%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.77	.74

Class 1A – actual return	1,000.00	1,341.45	5.84	.99
Class 1A – assumed 5% return	1,000.00	1,020.21	5.04	.99

Class 2 – actual return	1,000.00	1,341.27	5.84	.99
Class 2 – assumed 5% return	1,000.00	1,020.21	5.04	.99

Class 4 – actual return	1,000.00	1,340.24	7.31	1.24
Class 4 – assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 – actual return	$1,000.00	$1,360.06	$2.08	.35%
Class 1 – assumed 5% return	1,000.00	1,023.44	1.79	.35

Class 1A – actual return	1,000.00	1,358.42	3.57	.60
Class 1A – assumed 5% return	1,000.00	1,022.18	3.06	.60

Class 2 – actual return	1,000.00	1,358.42	3.57	.60
Class 2 – assumed 5% return	1,000.00	1,022.18	3.06	.60

Class 3 – actual return	1,000.00	1,358.84	3.15	.53
Class 3 – assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 4 – actual return	1,000.00	1,356.82	5.05	.85
Class 4 – assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 – actual return	$1,000.00	$1,286.94	$3.17	.55%
Class 1 – assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 1A – actual return	1,000.00	1,284.98	4.61	.80
Class 1A – assumed 5% return	1,000.00	1,021.17	4.08	.80

Class 2 – actual return	1,000.00	1,285.43	4.61	.80
Class 2 – assumed 5% return	1,000.00	1,021.17	4.08	.80

Class 3 – actual return	1,000.00	1,285.16	4.20	.73
Class 3 – assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 4 – actual return	1,000.00	1,283.63	6.04	1.05
Class 4 – assumed 5% return	1,000.00	1,019.91	5.35	1.05

New World Fund
Class 1 – actual return	$1,000.00	$1,291.34	$3.35	.58%
Class 1 – assumed 5% return	1,000.00	1,022.28	2.96	.58

Class 1A – actual return	1,000.00	1,290.17	4.79	.83
Class 1A – assumed 5% return	1,000.00	1,021.02	4.23	.83

Class 2 – actual return	1,000.00	1,289.72	4.79	.83
Class 2 – assumed 5% return	1,000.00	1,021.02	4.23	.83

Class 4 – actual return	1,000.00	1,288.50	6.23	1.08
Class 4 – assumed 5% return	1,000.00	1,019.76	5.50	1.08

See end of tables for footnotes.

336American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2020	12/31/2020	period1	ratio
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,188.67	$2.32	.42%
Class 1 – assumed 5% return	1,000.00	1,023.09	2.14	.42

Class 1A – actual return	1,000.00	1,187.68	3.69	.67
Class 1A – assumed 5% return	1,000.00	1,021.83	3.41	.67

Class 2 – actual return	1,000.00	1,186.62	3.69	.67
Class 2 – assumed 5% return	1,000.00	1,021.83	3.41	.67

Class 4 – actual return	1,000.00	1,185.33	5.07	.92
Class 4 – assumed 5% return	1,000.00	1,020.57	4.69	.92

Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,226.11	$3.70	.66%
Class 1 – assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 1A – actual return	1,000.00	1,224.98	5.10	.91
Class 1A – assumed 5% return	1,000.00	1,020.62	4.63	.91

Class 2 – actual return	1,000.00	1,224.48	5.10	.91
Class 2 – assumed 5% return	1,000.00	1,020.62	4.63	.91

Class 4 – actual return	1,000.00	1,223.67	6.50	1.16
Class 4 – assumed 5% return	1,000.00	1,019.36	5.90	1.16

Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,180.81	$1.59	.29%
Class 1 – assumed 5% return	1,000.00	1,023.74	1.48	.29

Class 1A – actual return	1,000.00	1,179.38	2.97	.54
Class 1A – assumed 5% return	1,000.00	1,022.48	2.75	.54

Class 2 – actual return	1,000.00	1,179.40	2.97	.54
Class 2 – assumed 5% return	1,000.00	1,022.48	2.75	.54

Class 3 – actual return	1,000.00	1,179.77	2.58	.47
Class 3 – assumed 5% return	1,000.00	1,022.84	2.40	.47

Class 4 – actual return	1,000.00	1,177.95	4.34	.79
Class 4 – assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,250.95	$3.86	.68%
Class 1 – assumed 5% return	1,000.00	1,021.78	3.47	.68

Class 1A – actual return	1,000.00	1,249.71	5.27	.93
Class 1A – assumed 5% return	1,000.00	1,020.52	4.74	.93

Class 2 – actual return	1,000.00	1,249.64	5.27	.93
Class 2 – assumed 5% return	1,000.00	1,020.52	4.74	.93

Class 4 – actual return	1,000.00	1,248.18	6.69	1.18
Class 4 – assumed 5% return	1,000.00	1,019.26	6.01	1.18

Capital Income Builder
Class 1 – actual return	$1,000.00	$1,115.95	$1.44	.27%
Class 1 – assumed 5% return	1,000.00	1,023.84	1.38	.27

Class 1A – actual return	1,000.00	1,114.72	2.77	.52
Class 1A – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 2 – actual return	1,000.00	1,115.75	2.77	.52
Class 2 – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 4 – actual return	1,000.00	1,113.43	4.10	.77
Class 4 – assumed 5% return	1,000.00	1,021.32	3.92	.77

See end of tables for footnotes.

American Funds Insurance Series	337

Expense example (continued)

		Beginning	Ending	Expenses	Annualized
		account value	account value	paid during	expense
		7/1/2020	12/31/2020	period1	ratio
Asset Allocation Fund
Class 1	– actual return	$1,000.00	$1,143.93	$1.62	.30%
Class 1	– assumed 5% return	1,000.00	1,023.69	1.53	.30

Class 1A – actual return		1,000.00	1,142.08	2.97	.55
Class 1A – assumed 5% return		1,000.00	1,022.43	2.80	.55

Class 2	– actual return	1,000.00	1,142.52	2.97	.55
Class 2	– assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 3	– actual return	1,000.00	1,142.59	2.59	.48
Class 3	– assumed 5% return	1,000.00	1,022.79	2.45	.48

Class 4	– actual return	1,000.00	1,140.96	4.32	.80
Class 4	– assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Balanced Fund
Class 1	– actual return	$1,000.00	$1,137.75	$3.93	.73%
Class 1	– assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 1A – actual return		1,000.00	1,136.55	5.28	.98
Class 1A – assumed 5% return		1,000.00	1,020.27	4.99	.98

Class 2	– actual return	1,000.00	1,136.23	5.28	.98
Class 2	– assumed 5% return	1,000.00	1,020.27	4.99	.98

Class 4	– actual return	1,000.00	1,135.20	6.62	1.23
Class 4	– assumed 5% return	1,000.00	1,019.00	6.26	1.23

Bond Fund
Class 1	– actual return	$1,000.00	$1,031.42	$2.05	.40%
Class 1	– assumed 5% return	1,000.00	1,023.19	2.04	.40

Class 1A – actual return		1,000.00	1,029.77	3.27	.64
Class 1A – assumed 5% return		1,000.00	1,021.98	3.26	.64

Class 2	– actual return	1,000.00	1,029.81	3.27	.64
Class 2	– assumed 5% return	1,000.00	1,021.98	3.26	.64

Class 4	– actual return	1,000.00	1,028.42	4.55	.89
Class 4	– assumed 5% return	1,000.00	1,020.72	4.53	.89

Capital World Bond Fund
Class 1	– actual return	$1,000.00	$1,078.63	$2.57	.49%
Class 1	– assumed 5% return	1,000.00	1,022.74	2.50	.49

Class 1A – actual return		1,000.00	1,077.00	3.82	.73
Class 1A – assumed 5% return		1,000.00	1,021.53	3.72	.73

Class 2	– actual return	1,000.00	1,077.13	3.87	.74
Class 2	– assumed 5% return	1,000.00	1,021.48	3.77	.74

Class 4	– actual return	1,000.00	1,075.46	5.13	.98
Class 4	– assumed 5% return	1,000.00	1,020.27	4.99	.98

High-Income Bond Fund
Class 1	– actual return	$1,000.00	$1,135.96	$2.85	.53%
Class 1	– assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 1A – actual return		1,000.00	1,134.62	4.20	.78
Class 1A – assumed 5% return		1,000.00	1,021.27	3.97	.78

Class 2	– actual return	1,000.00	1,134.44	4.20	.78
Class 2	– assumed 5% return	1,000.00	1,021.27	3.97	.78

Class 3	– actual return	1,000.00	1,134.15	3.82	.71
Class 3	– assumed 5% return	1,000.00	1,021.63	3.62	.71

Class 4	– actual return	1,000.00	1,132.72	5.54	1.03
Class 4	– assumed 5% return	1,000.00	1,020.01	5.24	1.03

See end of tables for footnotes.

338American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2020	12/31/2020	period1	ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,011.01	$1.57	.31%
Class 1 – assumed 5% return	1,000.00	1,023.64	1.58	.31

Class 1A – actual return	1,000.00	1,009.84	2.84	.56
Class 1A – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 2 – actual return	1,000.00	1,009.83	2.84	.56
Class 2 – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 4 – actual return	1,000.00	1,008.07	4.10	.81
Class 4 – assumed 5% return	1,000.00	1,021.12	4.13	.81

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$ 999.11	$1.91	.38%
Class 1 – assumed 5% return	1,000.00	1,023.29	1.94	.38

Class 1A – actual return	1,000.00	999.11	1.86	.37
Class 1A – assumed 5% return	1,000.00	1,023.34	1.89	.37

Class 2 – actual return	1,000.00	997.28	3.12	.62
Class 2 – assumed 5% return	1,000.00	1,022.08	3.16	.62

Class 3 – actual return	1,000.00	998.21	2.77	.55
Class 3 – assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 4 – actual return	1,000.00	996.40	4.38	.87
Class 4 – assumed 5% return	1,000.00	1,020.82	4.43	.87

U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,011.80	$1.98	.39%
Class 1 – assumed 5% return	1,000.00	1,023.24	1.99	.39

Class 1A – actual return	1,000.00	1,010.17	3.24	.64
Class 1A – assumed 5% return	1,000.00	1,021.98	3.26	.64

Class 2 – actual return	1,000.00	1,010.14	3.24	.64
Class 2 – assumed 5% return	1,000.00	1,021.98	3.26	.64

Class 3 – actual return	1,000.00	1,010.51	2.89	.57
Class 3 – assumed 5% return	1,000.00	1,022.33	2.91	.57

Class 4 – actual return	1,000.00	1,008.75	4.51	.89
Class 4 – assumed 5% return	1,000.00	1,020.72	4.53	.89

See end of tables for footnotes.

American Funds Insurance Series	339

Expense example (continued)

	Beginning	Ending	Expenses	Annualized	Effective	Effective
	account value	account value	paid during		expenses paid	annualized
	7/1/2020	12/31/2020	period1,2	expense ratio2	during period3	expense ratio4
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,219.94	$2.01	.36%	$4.02	.72%
Class P1 – assumed 5% return	1,000.00	1,023.33	1.83	.36	3.66	.72

Class P2 – actual return	1,000.00	1,217.79	3.46	.62	5.41	.97
Class P2 – assumed 5% return	1,000.00	1,022.02	3.15	.62	4.93	.97

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,176.41	$1.81	.33%	$4.70	.86%
Class P1 – assumed 5% return	1,000.00	1,023.48	1.68	.33	4.37	.86

Class P2 – actual return	1,000.00	1,174.15	3.28	.60	6.23	1.14
Class P2 – assumed 5% return	1,000.00	1,022.12	3.05	.60	5.79	1.14

Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$1,080.32	$1.83	.35%	$3.97	.76%
Class P1 – assumed 5% return	1,000.00	1,023.38	1.78	.35	3.86	.76

Class P2 – actual return	1,000.00	1,079.10	3.24	.62	5.44	1.04
Class P2 – assumed 5% return	1,000.00	1,022.02	3.15	.62	5.28	1.04

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,091.34	$1.89	.36%	$3.47	.66%
Class P1 – assumed 5% return	1,000.00	1,023.33	1.83	.36	3.35	.66

Class P2 – actual return	1,000.00	1,089.02	3.20	.61	4.78	.91
Class P2 – assumed 5% return	1,000.00	1,022.07	3.10	.61	4.62	.91

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,101.91	$1.90	.36%	$3.49	.66%
Class P1 – assumed 5% return	1,000.00	1,023.33	1.83	.36	3.35	.66

Class P2 – actual return	1,000.00	1,100.65	3.22	.61	4.81	.91
Class P2 – assumed 5% return	1,000.00	1,022.07	3.10	.61	4.62	.91

1The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

2The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

3The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

4The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

340American Funds Insurance Series

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its afﬁliates conduct the day-to- day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without signiﬁcant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No signiﬁcant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Insurance Series	341

Board of trustees and other ofﬁcers

Independent trustees1

	Year first		Number of
	elected	portfolios in fund
	a trustee	complex overseen		Other directorships3
Name and year of birth	of the series2	Principal occupation(s) during past five years	by trustee	held by trustee
William H. Baribault, 1945	2009	Chairman of the Board and CEO, Oakwood Advisors	89	General Finance
		(private investment and consulting); former CEO		Corporation
		and President, Richard Nixon Foundation

James G. Ellis, 1947	2010	Professor of Marketing and former Dean, Marshall School	99	Mercury General
		of Business, University of Southern California		Corporation

Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None

Mary Davis Holt, 1950	2015–2016;	Principal, Mary Davis Holt Enterprises, LLC (leadership	87	None
	2017	development consulting); former Partner, Flynn Heath
		Holt Leadership, LLC (leadership consulting); former
		COO, Time Life Inc. (1993–2003)

R. Clark Hooper, 1946	2010	Private investor	90	None

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of	89	Mastercard Incorporated;
		International and Public Affairs		Trimble Inc.

Margaret Spellings, 1957	2010	President and CEO, Texas 2036; former President, Margaret	91	None
Chairman of the Board		Spellings & Company (public policy and strategic consulting);
(Independent and		former President, The University of North Carolina; former
Non-Executive)		President, George W. Bush Foundation

Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and	86	None
		Corporate Ofﬁcer, The Estée Lauder Companies

Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey &	86	Compass Minerals, Inc.
		Africa (executive recruiting ﬁrm)		(producer of salt and
				specialty fertilizers);
				Public Storage, Inc.

Interested trustees4,5

Year first
	elected		Number of
	a trustee	Principal occupation(s) during past five years	portfolios in fund
Name, year of birth and	or officer	and positions held with affiliated entities or	complex overseen	Other directorships3
position with series	of the series2	the principal underwriter of the series	by trustee	held by trustee
Donald D. O’Neal, 1960	1998	Partner — Capital International Investors, Capital Research	35	None
Co-President		and Management Company; Partner — Capital International
Investors, Capital Bank and Trust Company6
Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and	86	None
Management Company; Partner — Capital Fixed Income

Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.6; served as Head of Fixed Income at a large investment management ﬁrm prior to joining Capital Research and Management Company in 2015

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and ofﬁcers of the series is 333 South Hope Street, Los Angeles, CA 90071. Attention: Secretary.

342American Funds Insurance Series

Other ofﬁcers5

	Year ﬁrst
	elected
Name, year of birth and	an ofﬁcer	Principal occupation(s) during past ﬁve years and positions held with afﬁliated entities
position with series	of the series2	or the principal underwriter of the series
Alan N. Berro, 1960	1998	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World
Co-President		Investors, Capital Bank and Trust Company6; Director, The Capital Group Companies, Inc.6
Maria Manotok, 1974	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and
Executive Vice President		Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.6;
		Director, Capital Group Investment Management Limited6
Martin Jacobs, 1962	2016	Partner — Capital Research Global Investors, Capital Research and Management Company
Vice President

Carl M. Kawaja, 1964	2008	Partner — Capital World Investors, Capital Research and Management Company; Chairman and Director,
Vice President		Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust
		Company6
Sung Lee, 1966	2008	Partner — Capital Research Global Investors, Capital International, Inc.6; Director, The Capital Group
Vice President		Companies, Inc.6
Keiko McKibben, 1969	2010	Partner — Capital Research Global Investors, Capital Research and Management Company
Vice President

Renaud H. Samyn, 1974	2010	Partner — Capital Research Global Investors, Capital International, Inc.6
Vice President

Steven I. Koszalka, 1964	2003	Vice President — Fund Business Management Group, Capital Research and Management Company
Secretary

Gregory F. Niland, 1971	2008	Vice President — Investment Operations, Capital Research and Management Company
Treasurer

Susan K. Countess, 1966	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Assistant Secretary

Sandra Chuon, 1972	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer

Brian C. Janssen, 1972	2015	Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer

1The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.

2Trustees and ofﬁcers of the series serve until their resignation, removal or retirement.

3This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its afﬁliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.

4The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their afﬁliation with the series investment adviser, Capital Research and Management Company, or afﬁliated entities (including the series principal underwriter).

5All of the trustees and/or ofﬁcers listed, with the exception of Martin Jacobs and Keiko McKibben, are ofﬁcers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

6Company afﬁliated with Capital Research and Management Company.

American Funds Insurance Series	343

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC (Managed Risk Funds only)

71 South Wacker Drive, 31st Floor Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

344American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average

28 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.2 Our ﬁxed income funds have helped investors achieve diversiﬁcation through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

1Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2020.

2Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Reﬁnitiv Lipper. There have been periods when the fund has lagged the index.

3Based on Class 1 share results as of December 31, 2019. Four of our ﬁve ﬁxed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

4Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an afﬁliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGEARX-998-0221P Litho in USA RCG/RRD/8074-S78548 © 2021 Capital Group. All rights reserved.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
§
80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit committee.
3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d)
:    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers
LLP
(“PwC”), for the registrant’s fiscal years ended December 31, 2019 and December 31, 2020, respectively.

	2019	2020

Audit Fees	$1,364,233	$1,417,436
Audit-Related Fees	$0	$96,000
Tax Fees (a)	$528,060	$39,966
All Other Fees	$0	$0

Total	$1,892,293	$1,553,402

(a)
Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2019 and December 31, 2020, respectively.

	2019	2020

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as:  (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended December 31, 2019 and December 31, 2020, respectively:

	2019	2020

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended December 31, 2019 and December 31, 2020, respectively:

	2019	2020

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
4(f) Not Applicable:  The percentage of hours expended to audit the registrant’s financial statements for the fiscal-year ended December 31, 2020, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended December 31, 2019, and December 31, 2020, were $1,711,745 and $871,833, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence
.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.   Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)

Total number of shares or, for debt securities, principal amount divested;

(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C.
§
80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.
Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
§
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR
§
270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR
§
240.13a-15(b) or
§
240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 10, 2020, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

Code of Ethics

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR
§
270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR § 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                               __/s/ Lee T. Cummings____________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      September 14, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                               ___/s/ Michael Spangler______________
Name:    Michael S. Spangler
Title:      Principal Executive Officer
Date:      September 14, 2021

By (Signature and Title)*                               ___/s/ Lee T. Cummings_______________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      September 14, 2021

*
Print the name and title of each signing officer under his or her signature.